UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020-December 31, 2020

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2020
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2020, returns for the funds in this report ranged from 4.61% for Investor Shares of Vanguard Short-Term Bond Index Fund to 16.24% for ETF Shares of Vanguard Long-Term Bond Index Fund.[1] The three funds performed roughly in line with their benchmarks after taking expenses and fees into account.
•	The emergence of COVID-19 in early 2020 turned into a global health crisis, and aggressive attempts to contain it resulted in a sharp downturn in economic activity. Unemployment spiked, and sectors where social distancing isn't possible were hit hard. Policymakers were quick to provide robust fiscal and monetary stimulus to blunt the pandemic’s economic impact. Many central banks slashed short-term interest rates and expanded or extended asset-purchase programs.
•	With yields falling and prices rising, U.S. Treasuries posted a return of 8.00%. Mortgage-backed securities returned less than that, as low mortgage rates led to plenty of supply—but corporate bonds fared even better than Treasuries, returning 9.89%.
•	By credit quality, lower-rated investment-grade bonds generally did better than higher-rated ones; by maturity, bonds with maturities of 10 years or more significantly outperformed.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%
1 Except for ETF Shares, any returns cited for the Long-Term Bond Index Fund reflect the 0.50% fee on purchases of fund shares.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2020
	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,005.70	$0.76
ETF Shares	1,000.00	1,006.50	0.25
AdmiralTM Shares	1,000.00	1,006.10	0.35
Institutional Shares	1,000.00	1,006.20	0.25
Institutional Plus Shares	1,000.00	1,006.30	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,017.10	$0.76
ETF Shares	1,000.00	1,017.50	0.25
Admiral Shares	1,000.00	1,017.60	0.36
Institutional Shares	1,000.00	1,017.70	0.25
Institutional Plus Shares	1,000.00	1,017.70	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,028.10	$0.25
Admiral Shares	1,000.00	1,027.90	0.36
Institutional Shares	1,000.00	1,028.00	0.25
Institutional Plus Shares	1,000.00	1,028.00	0.20
3

Six Months Ended December 31, 2020
	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.38	$0.76
ETF Shares	1,000.00	1,024.89	0.25
Admiral Shares	1,000.00	1,024.79	0.36
Institutional Shares	1,000.00	1,024.89	0.25
Institutional Plus Shares	1,000.00	1,024.94	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.38	$0.76
ETF Shares	1,000.00	1,024.89	0.25
Admiral Shares	1,000.00	1,024.79	0.36
Institutional Shares	1,000.00	1,024.89	0.25
Institutional Plus Shares	1,000.00	1,024.94	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,024.89	$0.25
Admiral Shares	1,000.00	1,024.79	0.36
Institutional Shares	1,000.00	1,024.89	0.25
Institutional Plus Shares	1,000.00	1,024.94	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
4

Short-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund Investor Shares	4.61%	2.62%	2.00%	$12,193
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	4.71	2.77	2.19	12,417
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund ETF Shares Net Asset Value	4.67%	2.70%	2.09%	$12,300
Short-Term Bond Index Fund ETF Shares Market Price	4.70	2.69	2.09	12,293
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	4.71	2.77	2.19	12,417
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

See Financial Highlights for dividend and capital gains information.
5

Short-Term Bond Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund Admiral Shares	4.69%	2.70%	2.09%	$12,301
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	4.71	2.77	2.19	12,417
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

	One Year	Five Years	Since Inception (9/27/2011)	Final Value of a $5,000,000 Investment
Short-Term Bond Index Fund Institutional Shares	4.71%	2.72%	2.00%	$6,007,792
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	4.71	2.77	2.07	6,044,208
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.52	6,889,557
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (9/29/2011)	Final Value of a $100,000,000 Investment
Short-Term Bond Index Fund Institutional Plus Shares	4.72%	2.73%	2.02%	$120,298,250
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	4.71	2.77	2.07	120,875,100
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.49	137,421,100
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
6

Short-Term Bond Index Fund
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Short-Term Bond Index Fund ETF Shares Market Price	4.70%	14.22%	22.93%
Short-Term Bond Index Fund ETF Shares Net Asset Value	4.67	14.23	23.00
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	4.71	14.65	24.17
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
7

Short-Term Bond Index Fund
Fund Allocation
As of December 31, 2020
Corporate Bonds	26.7%
Sovereign Bonds	7.1
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	66.1
The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
8

Short-Term Bond Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of December 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.125%–8.125%	2/15/21–8/15/30	36,659,265	38,219,884	62.45%
Agency Bonds and Notes
	Federal Home Loan Banks[1]	3.000%	10/12/21	56,150	57,406	0.09%
	Federal Home Loan Banks	0.125%–5.375%	11/19/21–9/4/25	376,380	387,319	0.64%
	Federal Home Loan Mortgage Corp.[2]	0.125%–2.375%	1/13/22–9/23/25	608,520	612,753	0.99%
	Federal Home Loan Mortgage Corp.[1,2]	0.125%–2.750%	7/25/22–7/21/25	106,000	107,204	0.16%
	Federal National Mortgage Assn.[2]	0.250%–2.875%	10/7/21–11/7/25	657,485	676,299	1.11%
†	Agency Bonds and Notes—Other[1,3]				182,699	0.31%
					2,023,680	3.30%
Total U.S. Government and Agency Obligations (Cost $39,253,209)					40,243,564	65.75%
Corporate Bonds
Communications
	Comcast Corp.	3.000%–3.950%	2/1/24–10/15/25	87,943	97,410	0.16%
†	Other[1,4]				636,569	1.04%
					733,979	1.20%
Consumer Discretionary
	American Honda Finance Corp.[1]	0.400%–3.625%	1/8/21–9/10/25	91,197	94,571	0.14%
	American Honda Finance Corp.	1.950%	5/20/22	1,925	1,967	0.00%
	General Motors Financial Co. Inc.	1.700%–5.200%	1/14/22–7/13/25	179,057	190,951	0.31%
9

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Toyota Motor Credit Corp.[1]	0.350%–3.450%	4/13/21–10/16/25	135,662	140,473	0.24%
†	Other[1]				718,593	1.18%
					1,146,555	1.87%
Consumer Staples
	PepsiCo Inc.	0.400%–3.600%	8/25/21–2/24/26	84,921	89,117	0.15%
	Walmart Inc.	2.350%–3.550%	12/15/22–6/26/25	80,312	86,980	0.15%
†	Other[1,4]				770,423	1.25%
					946,520	1.55%
Energy
	Exxon Mobil Corp.	1.571%–3.176%	3/6/22–3/19/25	92,951	98,330	0.15%
†	Other[1]				1,148,926	1.89%
					1,247,256	2.04%
Financials
	American Express Co.	2.500%–4.200%	5/20/22–11/6/25	104,466	111,916	0.19%
	Bank of America Corp.[1]	0.810%–5.000%	5/13/21–10/24/26	468,613	495,483	0.81%
	Bank of America Corp.	4.100%	7/24/23	13,775	15,050	0.02%
	Bank of New York Mellon Corp.[1]	1.600%–3.500%	2/7/22–4/24/25	95,757	100,386	0.19%
	Bank of New York Mellon Corp.	0.350%–3.400%	12/7/23–5/15/24	10,080	10,466	0.02%
	Bank of Nova Scotia	0.550%–4.500%	3/7/22–12/16/25	85,882	90,741	0.14%
	Bank of Nova Scotia[1]	2.450%	9/19/22	2,496	2,586	0.00%
	Capital One Financial Corp.	2.600%–4.250%	3/9/22–10/29/25	94,031	102,665	0.18%
	Citigroup Inc.	0.776%–5.500%	12/8/21–9/13/25	161,966	173,149	0.28%
	Citigroup Inc.[1]	1.678%–4.044%	1/24/23–4/8/26	117,022	125,109	0.21%
	Credit Suisse AG	1.000%–3.000%	10/29/21–4/9/25	75,794	80,461	0.14%
	Credit Suisse AG1	3.625%	9/9/24	16,844	18,677	0.03%
	Goldman Sachs Group Inc.	3.000%–5.750%	1/24/22–10/21/25	177,965	193,393	0.31%
	Goldman Sachs Group Inc.[1]	0.627%–3.850%	10/31/22–12/9/26	113,313	119,002	0.19%
	HSBC Holdings plc[1]	1.645%–4.292%	3/13/23–9/12/26	171,874	182,854	0.30%
	HSBC Holdings plc	3.600%–4.250%	5/25/23–8/18/25	37,895	41,506	0.07%
	JPMorgan Chase & Co.	1.045%–3.900%	9/23/22–11/19/26	151,436	160,964	0.27%
	JPMorgan Chase & Co.[1]	0.653%–4.023%	4/1/23–4/22/26	257,918	271,699	0.46%
	Lloyds Banking Group plc	3.000%–4.500%	1/11/22–5/8/25	41,312	44,249	0.08%
	Lloyds Banking Group plc[1]	1.326%–3.870%	3/17/23–2/5/26	81,155	85,561	0.14%
	Mitsubishi UFJ Financial Group Inc.	1.412%–3.761%	2/22/22–7/17/25	136,886	143,956	0.24%
	Mitsubishi UFJ Financial Group Inc.[1]	0.848%	9/15/24	9,300	9,334	0.02%
	Morgan Stanley	0.985%–5.750%	1/25/21–12/10/26	50,337	52,985	0.08%
	Morgan Stanley[1]	0.560%–4.100%	1/23/23–4/28/26	216,208	232,784	0.37%
	Natwest Group plc[1]	2.359%–4.519%	5/15/23–11/1/29	43,011	45,506	0.07%
	Natwest Group plc	3.875%–6.000%	9/12/23–5/28/24	60,643	67,223	0.11%
	PNC Bank NA1	1.743%–4.200%	12/9/21–11/1/25	78,047	82,449	0.14%
	PNC Bank NA	3.800%	7/25/23	3,900	4,214	0.01%
	Royal Bank of Canada[1]	0.500%–3.700%	2/1/22–6/10/25	93,783	97,904	0.15%
	Sumitomo Mitsui Financial Group Inc.	1.474%–3.936%	10/19/21–7/8/25	119,400	124,681	0.21%
	Toronto-Dominion Bank[1]	0.450%–3.500%	12/1/22–9/11/25	88,477	92,469	0.14%
	Truist Bank	2.625%	1/15/22	7,951	8,128	0.01%
	Truist Bank[1]	1.250%–3.689%	5/17/22–9/16/25	110,877	117,123	0.18%
	Wells Fargo & Co.[1]	1.654%–3.750%	1/22/21–4/30/26	232,224	245,465	0.39%
	Wells Fargo & Co.	3.069%–4.480%	1/24/23–1/16/24	31,675	33,421	0.06%
	Westpac Banking Corp.	2.000%–3.650%	1/11/22–2/19/25	70,914	75,081	0.12%
10

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Westpac Banking Corp.[1]	2.894%	2/4/30	7,943	8,337	0.01%
†	Other[1,4]				3,171,200	5.16%
					7,038,177	11.50%
Health Care
	AbbVie Inc.	2.300%–3.850%	3/15/22–5/14/25	201,121	215,383	0.36%
	Bristol-Myers Squibb Co.	0.537%–4.000%	5/16/22–11/13/25	132,506	141,754	0.24%
	CVS Health Corp.	2.625%–4.750%	7/20/22–7/20/25	104,478	113,163	0.18%
†	Other[1,4]				1,123,447	1.82%
					1,593,747	2.60%
Industrials
	Caterpillar Financial Services Corp.[1]	0.450%–3.750%	2/26/22–11/13/25	96,771	101,677	0.16%
	Caterpillar Financial Services Corp.	0.650%	7/7/23	4,375	4,408	0.01%
	John Deere Capital Corp.[1]	0.400%–3.900%	3/4/21–1/9/25	78,913	82,136	0.14%
	John Deere Capital Corp.	2.800%–3.650%	1/27/23–10/12/23	10,801	11,561	0.02%
†	Other[1,4]				880,523	1.44%
					1,080,305	1.77%
†Materials[1,4]					345,244	0.56%
Technology
	Apple Inc.	0.550%–3.450%	2/9/22–8/20/25	243,606	255,257	0.42%
	International Business Machines Corp.	1.875%–7.000%	1/27/22–10/30/25	86,990	93,207	0.16%
	Microsoft Corp.	2.000%–3.625%	2/6/22–11/3/25	119,649	126,585	0.20%
	Oracle Corp.	2.400%–3.625%	5/15/22–5/15/25	141,484	150,479	0.25%
†	Other[1,4]				693,048	1.12%
					1,318,576	2.15%
†Utilities[1,4]					811,197	1.33%
Total Corporate Bonds (Cost $15,666,897)					16,261,556	26.57%
Sovereign Bonds
	Asian Development Bank[1]	0.250%–2.750%	2/16/22–9/3/25	267,508	271,780	0.46%
	Asian Development Bank	0.625%–2.625%	8/10/22–4/29/25	105,629	108,832	0.18%
	European Bank for Reconstruction & Development[1]	0.250%–2.750%	2/23/22–11/25/25	55,481	56,732	0.10%
	European Bank for Reconstruction & Development	0.500%	5/19/25	32,961	33,072	0.05%
	European Investment Bank	0.250%–3.250%	12/15/21–12/15/25	468,144	485,834	0.79%
	European Investment Bank[1]	2.875%–3.125%	8/15/23–12/14/23	52,418	56,477	0.09%
	Inter-American Development Bank	0.250%–3.000%	1/18/23–7/15/25	231,058	239,302	0.39%
	Inter-American Development Bank[1]	1.750%–3.000%	1/18/22–3/14/25	94,231	97,287	0.16%
	International Bank for Reconstruction & Development[1]	1.500%–2.500%	12/13/21–7/29/25	160,002	168,928	0.28%
	International Bank for Reconstruction & Development	0.250%–7.625%	1/26/22–10/28/25	390,825	400,451	0.67%
	International Finance Corp.[1]	0.375%–2.875%	10/24/22–7/16/25	58,100	60,433	0.09%
11

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Japan Bank for International Cooperation[1,5]	2.125%–3.375%	7/31/23–5/28/25	18,721	20,269	0.03%
	Japan Bank for International Cooperation[5]	0.375%–3.375%	7/20/21–7/15/25	166,995	172,199	0.27%
	KFW[6]	0.250%–2.625%	1/25/22–7/18/25	479,703	495,302	0.80%
	KFW[1,6]	3.125%	12/15/21	27,155	27,891	0.05%
	Province of Ontario	1.750%–3.400%	2/8/22–5/16/24	135,491	142,052	0.23%
	Svensk Exportkredit AB	0.500%–2.000%	8/30/22–8/26/25	28,450	28,916	0.05%
	Svensk Exportkredit AB1	0.250%–2.875%	3/9/22–5/14/25	70,299	71,466	0.12%
†	Other[1,6,7,8,9]				1,365,782	2.22%
Total Sovereign Bonds (Cost $4,197,141)					4,303,005	7.03%
†Taxable Municipal Bonds (Cost $50,146)[10]					51,222	0.08%
			Coupon	Shares
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[11] (Cost $1,220,934)		0.111%	12,209,335	1,220,934	2.00%
Total Investments (Cost $60,388,327)					62,080,281	101.43%
Other Assets and Liabilities—Net					(877,067)	(1.43%)
Net Assets					61,203,214	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	U.S. government-guaranteed.
4	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $174,722,000, representing 0.3% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Government of Canada.
8	Guaranteed by the Republic of Austria.
9	Guaranteed by the Government of Mexico.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $59,167,393)	60,859,347
Affiliated Issuers (Cost $1,220,934)	1,220,934
Total Investments in Securities	62,080,281
Investment in Vanguard	2,351
Cash	773
Receivables for Investment Securities Sold	10,536
Receivables for Accrued Income	294,996
Receivables for Capital Shares Issued	62,285
Other Assets	242
Total Assets	62,451,464
Liabilities
Payables for Investment Securities Purchased	1,213,087
Payables for Capital Shares Redeemed	29,025
Payables for Distributions	4,316
Payables to Vanguard	1,822
Total Liabilities	1,248,250
Net Assets	61,203,214
13

Short-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	59,529,795
Total Distributable Earnings (Loss)	1,673,419
Net Assets	61,203,214

Investor Shares—Net Assets
Applicable to 8,366,825 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	90,942
Net Asset Value Per Share—Investor Shares	$10.87

ETF Shares—Net Assets
Applicable to 357,679,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,618,474
Net Asset Value Per Share—ETF Shares	$82.81

Admiral Shares—Net Assets
Applicable to 1,705,988,025 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,542,990
Net Asset Value Per Share—Admiral Shares	$10.87

Institutional Shares—Net Assets
Applicable to 564,295,834 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,133,541
Net Asset Value Per Share—Institutional Shares	$10.87

Institutional Plus Shares—Net Assets
Applicable to 627,200,890 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,817,267
Net Asset Value Per Share—Institutional Plus Shares	$10.87
See accompanying Notes, which are an integral part of the Financial Statements.
14

Short-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Interest[1]	1,008,678
Total Income	1,008,678
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,327
Management and Administrative—Investor Shares	119
Management and Administrative—ETF Shares	10,328
Management and Administrative—Admiral Shares	10,257
Management and Administrative—Institutional Shares	2,456
Management and Administrative—Institutional Plus Shares	2,525
Marketing and Distribution—Investor Shares	12
Marketing and Distribution—ETF Shares	1,240
Marketing and Distribution—Admiral Shares	1,002
Marketing and Distribution—Institutional Shares	186
Marketing and Distribution—Institutional Plus Shares	99
Custodian Fees	69
Auditing Fees	45
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	232
Shareholders’ Reports—Admiral Shares	158
Shareholders’ Reports—Institutional Shares	15
Shareholders’ Reports—Institutional Plus Shares	27
Trustees’ Fees and Expenses	32
Total Expenses	30,129
Net Investment Income	978,549
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	328,072
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,061,408
Net Increase (Decrease) in Net Assets Resulting from Operations	2,368,029
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,107,000, ($43,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $101,443,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	978,549	1,114,701
Realized Net Gain (Loss)	328,072	9,784
Change in Unrealized Appreciation (Depreciation)	1,061,408	1,214,482
Net Increase (Decrease) in Net Assets Resulting from Operations	2,368,029	2,338,967
Distributions[1]
Investor Shares	(1,523)	(13,802)
ETF Shares	(446,170)	(520,079)
Admiral Shares	(301,032)	(328,656)
Institutional Shares	(101,144)	(121,962)
Institutional Plus Shares	(128,903)	(130,015)
Total Distributions	(978,772)	(1,114,514)
Capital Share Transactions
Investor Shares	(298)	(1,075,752)
ETF Shares	6,479,442	(5,999,216)
Admiral Shares	2,732,056	1,208,370
Institutional Shares	461,228	461,876
Institutional Plus Shares	(2,911)	1,089,410
Net Increase (Decrease) from Capital Share Transactions	9,669,517	(4,315,312)
Total Increase (Decrease)	11,058,774	(3,090,859)
Net Assets
Beginning of Period	50,144,440	53,235,299
End of Period	61,203,214	50,144,440
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.57	$10.31	$10.38	$10.43	$10.43
Investment Operations
Net Investment Income	.185[1]	.230[1]	.198[1]	.164[1]	.146
Net Realized and Unrealized Gain (Loss) on Investments	.300	.258	(.069)	(.050)	.002
Total from Investment Operations	.485	.488	.129	.114	.148
Distributions
Dividends from Net Investment Income	(.185)	(.228)	(.199)	(.164)	(.146)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	(.002)
Total Distributions	(.185)	(.228)	(.199)	(.164)	(.148)
Net Asset Value, End of Period	$10.87	$10.57	$10.31	$10.38	$10.43
Total Return[3]	4.61%	4.77%	1.27%	1.10%	1.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91	$89	$1,143	$1,545	$1,865
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.71%	2.18%	1.94%	1.57%	1.38%
Portfolio Turnover Rate[4]	49%	44%	48%	50%	51%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Short-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$80.55	$78.56	$79.09	$79.44	$79.49
Investment Operations
Net Investment Income	1.474[1]	1.819[1]	1.580[1]	1.314[1]	1.172
Net Realized and Unrealized Gain (Loss) on Investments	2.267	2.014	(.545)	(.362)	(.037)
Total from Investment Operations	3.741	3.833	1.035	.952	1.135
Distributions
Dividends from Net Investment Income	(1.481)	(1.843)	(1.565)	(1.300)	(1.172)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.013)
Total Distributions	(1.481)	(1.843)	(1.565)	(1.302)	(1.185)
Net Asset Value, End of Period	$82.81	$80.55	$78.56	$79.09	$79.44
Total Return	4.67%	4.92%	1.34%	1.20%	1.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,618	$22,522	$27,946	$23,902	$19,576
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.79%	2.28%	2.02%	1.65%	1.46%
Portfolio Turnover Rate[2]	49%	44%	48%	50%	51%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.57	$10.31	$10.38	$10.43	$10.43
Investment Operations
Net Investment Income	.192[1]	.237[1]	.207[1]	.172[1]	.154
Net Realized and Unrealized Gain (Loss) on Investments	.301	.260	(.070)	(.050)	.002
Total from Investment Operations	.493	.497	.137	.122	.156
Distributions
Dividends from Net Investment Income	(.193)	(.237)	(.207)	(.172)	(.154)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	(.002)
Total Distributions	(.193)	(.237)	(.207)	(.172)	(.156)
Net Asset Value, End of Period	$10.87	$10.57	$10.31	$10.38	$10.43
Total Return[3]	4.69%	4.86%	1.35%	1.18%	1.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,543	$15,379	$13,812	$16,034	$15,335
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.77%	2.26%	2.02%	1.65%	1.46%
Portfolio Turnover Rate[4]	49%	44%	48%	50%	51%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Short-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.57	$10.31	$10.38	$10.43	$10.43
Investment Operations
Net Investment Income	.195[1]	.239[1]	.209[1]	.174[1]	.156
Net Realized and Unrealized Gain (Loss) on Investments	.301	.260	(.070)	(.050)	.002
Total from Investment Operations	.496	.499	.139	.124	.158
Distributions
Dividends from Net Investment Income	(.196)	(.239)	(.209)	(.174)	(.156)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	(.002)
Total Distributions	(.196)	(.239)	(.209)	(.174)	(.158)
Net Asset Value, End of Period	$10.87	$10.57	$10.31	$10.38	$10.43
Total Return	4.71%	4.88%	1.37%	1.20%	1.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,134	$5,524	$4,930	$5,033	$4,963
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.80%	2.28%	2.04%	1.67%	1.48%
Portfolio Turnover Rate[3]	49%	44%	48%	50%	51%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.57	$10.31	$10.38	$10.43	$10.43
Investment Operations
Net Investment Income	.196[1]	.240[1]	.210[1]	.175[1]	.158
Net Realized and Unrealized Gain (Loss) on Investments	.301	.260	(.070)	(.050)	.002
Total from Investment Operations	.497	.500	.140	.125	.160
Distributions
Dividends from Net Investment Income	(.197)	(.240)	(.210)	(.175)	(.158)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	(.002)
Total Distributions	(.197)	(.240)	(.210)	(.175)	(.160)
Net Asset Value, End of Period	$10.87	$10.57	$10.31	$10.38	$10.43
Total Return	4.72%	4.89%	1.38%	1.21%	1.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,817	$6,631	$5,404	$5,078	$4,336
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.29%	2.05%	1.68%	1.49%
Portfolio Turnover Rate[3]	49%	44%	48%	50%	51%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With
22

Short-Term Bond Index Fund
respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $2,351,000, representing less than 0.01% of the fund’s net assets and 0.94% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
23

Short-Term Bond Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	40,243,564	—	40,243,564
Corporate Bonds	—	16,261,556	—	16,261,556
Sovereign Bonds	—	4,303,005	—	4,303,005
Taxable Municipal Bonds	—	51,222	—	51,222
Temporary Cash Investments	1,220,934	—	—	1,220,934
Total	1,220,934	60,859,347	—	62,080,281
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	101,406
Total Distributable Earnings (Loss)	(101,406)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of
24

Short-Term Bond Index Fund
period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,877)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	1,676,296
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	978,772	1,114,514
Long-Term Capital Gains	—	—
Total	978,772	1,114,514
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	60,403,985
Gross Unrealized Appreciation	1,702,205
Gross Unrealized Depreciation	(25,909)
Net Unrealized Appreciation (Depreciation)	1,676,296
E.	During the year ended December 31, 2020, the fund purchased $12,827,355,000 of investment securities and sold $7,642,336,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $28,643,841,000 and $24,041,433,000, respectively. Purchases and sales include $11,125,418,000 and $5,147,855,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $9,454,580,000 and $540,051,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
25

Short-Term Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	35,167	3,257	293,432	27,888
Issued in Lieu of Cash Distributions	1,523	141	11,196	1,073
Redeemed[1]	(36,988)	(3,426)	(1,380,380)	(131,418)
Net Increase (Decrease)—Investor Shares	(298)	(28)	(1,075,752)	(102,457)
ETF Shares
Issued	11,697,834	141,766	4,503,647	56,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,218,392)	(63,700)	(10,502,863)	(132,400)
Net Increase (Decrease)—ETF Shares	6,479,442	78,066	(5,999,216)	(76,100)
Admiral Shares
Issued[1]	8,227,722	760,456	4,953,370	472,453
Issued in Lieu of Cash Distributions	255,823	23,626	282,340	26,869
Redeemed	(5,751,489)	(532,730)	(4,027,340)	(384,509)
Net Increase (Decrease)—Admiral Shares	2,732,056	251,352	1,208,370	114,813
Institutional Shares
Issued	2,393,325	221,202	1,947,465	185,713
Issued in Lieu of Cash Distributions	92,189	8,516	112,032	10,663
Redeemed	(2,024,286)	(187,923)	(1,597,621)	(152,105)
Net Increase (Decrease)—Institutional Shares	461,228	41,795	461,876	44,271
Institutional Plus Shares
Issued	1,538,306	142,398	1,841,903	174,690
Issued in Lieu of Cash Distributions	124,314	11,482	125,488	11,944
Redeemed	(1,665,531)	(153,918)	(877,981)	(83,593)
Net Increase (Decrease)—Institutional Plus Shares	(2,911)	(38)	1,089,410	103,041
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 88,906,000 and 88,917,000 shares, respectively, in the amount of $934,434,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.
26

Intermediate-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund Investor Shares	9.71%	5.13%	4.71%	$15,845
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	9.73	5.31	4.88	16,104
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	9.71%	5.22%	4.79%	$15,966
Intermediate-Term Bond Index Fund ETF Shares Market Price	9.70	5.20	4.81	15,990
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	9.73	5.31	4.88	16,104
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

See Financial Highlights for dividend and capital gains information.
27

Intermediate-Term Bond Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund Admiral Shares	9.80%	5.22%	4.80%	$15,984
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	9.73	5.31	4.88	16,104
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Intermediate-Term Bond Index Fund Institutional Shares	9.82%	5.24%	4.83%	$8,013,099
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	9.73	5.31	4.88	8,051,775
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	7,321,867

	One Year	Five Years	Since Inception (11/30/2011)	Final Value of a $100,000,000 Investment
Intermediate-Term Bond Index Fund Institutional Plus Shares	9.83%	5.25%	4.37%	$147,513,850
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	9.73	5.31	4.40	147,826,660
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.54	137,221,580
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
28

Intermediate-Term Bond Index Fund
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Intermediate-Term Bond Index Fund ETF Shares Market Price	9.70%	28.86%	59.90%
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	9.71	28.95	59.66
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	9.73	29.55	61.04
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
29

Intermediate-Term Bond Index Fund
Fund Allocation
As of December 31, 2020
Corporate Bonds	45.4%
Sovereign Bonds	4.5
Taxable Municipal Bonds	0.4
U.S. Government and Agency Obligations	49.7
The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
30

Intermediate-Term Bond Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of December 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.375%–6.875%	8/15/25–11/15/30	18,626,885	19,929,533	48.38%
Agency Bonds and Notes
	Federal National Mortgage Assn.[1]	0.750%–7.250%	4/24/26–11/15/30	262,989	312,378	0.76%
†	Agency Bonds and Notes—Other[1,2,3]				76,419	0.18%
					388,797	0.94%
Total U.S. Government and Agency Obligations (Cost $19,187,586)					20,318,330	49.32%
Corporate Bonds
Communications
	AT&T Inc.	1.650%–4.350%	2/17/26–3/1/29	128,680	144,352	0.35%
	AT&T Inc.[3]	4.100%–4.300%	2/15/28–2/15/30	45,175	53,605	0.13%
	Comcast Corp.	2.350%–4.250%	3/1/26–10/15/30	158,134	180,612	0.44%
	T-Mobile USA Inc.[3,4]	1.500%–3.875%	2/15/26–4/15/30	128,358	144,716	0.35%
	Verizon Communications Inc.	1.500%–4.329%	8/15/26–9/18/30	159,855	185,841	0.46%
	Verizon Communications Inc.[3,4]	1.680%	10/30/30	17,325	17,206	0.04%
†	Other[3,4]				649,323	1.57%
					1,375,655	3.34%
Consumer Discretionary
	Home Depot Inc.	2.125%–3.900%	4/1/26–4/15/30	81,498	91,119	0.22%
†	Other[3,4]				1,116,235	2.71%
					1,207,354	2.93%
Consumer Staples
	Anheuser-Busch InBev Worldwide Inc.	3.500%–4.900%	4/13/28–1/23/31	73,679	88,400	0.21%
31

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	BAT Capital Corp.	2.259%–4.906%	9/6/26–4/2/30	88,000	97,783	0.23%
	Coca-Cola Co.	1.000%–3.450%	6/1/26–6/1/30	81,222	87,693	0.23%
	PepsiCo Inc.	1.625%–3.000%	2/24/26–5/1/30	80,955	88,561	0.21%
	Walmart Inc.	2.375%–7.550%	7/8/26–2/15/30	69,673	79,947	0.19%
†	Other[3]				935,126	2.27%
					1,377,510	3.34%
Energy
	BP Capital Markets America Inc.	1.749%–4.234%	2/11/26–8/10/30	61,427	70,829	0.17%
	BP Capital Markets America Inc.[3]	3.017%–3.588%	5/4/26–4/14/27	24,221	26,985	0.06%
	Exxon Mobil Corp.	2.275%–3.482%	3/1/26–10/15/30	81,211	90,183	0.21%
†	Other[3,4]				1,123,126	2.74%
					1,311,123	3.18%
Financials
	American Tower Corp.	1.500%–4.400%	2/15/26–10/15/30	81,173	90,136	0.22%
	Bank of America Corp.[3]	1.898%–4.450%	10/1/25–10/24/31	492,994	551,343	1.32%
	Barclays plc	2.645%–5.200%	3/16/25–9/23/35	98,233	110,696	0.27%
	Barclays plc[3]	4.972%–5.088%	5/16/29–6/20/30	22,753	27,147	0.07%
	Citigroup Inc.	3.200%–6.625%	1/12/26–7/25/28	139,415	159,973	0.39%
	Citigroup Inc.[3]	2.572%–4.412%	1/10/28–6/3/31	222,117	254,084	0.61%
	Fiserv Inc.	2.250%–4.200%	7/1/26–6/1/30	76,911	86,667	0.20%
	Goldman Sachs Group Inc.	2.600%–5.950%	2/25/26–3/15/30	118,262	134,802	0.33%
	Goldman Sachs Group Inc.[3]	3.691%–4.223%	6/5/28–5/1/29	77,541	90,075	0.22%
	HSBC Holdings plc	1.589%–4.950%	3/8/26–3/31/30	103,821	120,623	0.29%
	HSBC Holdings plc[3]	2.013%–4.583%	3/13/28–8/18/31	127,293	143,460	0.36%
	JPMorgan Chase & Co.	1.764%–8.000%	4/1/26–11/19/31	143,323	162,382	0.39%
	JPMorgan Chase & Co.[3]	2.182%–4.493%	1/29/27–5/13/31	312,404	360,560	0.87%
	Mitsubishi UFJ Financial Group Inc.	2.048%–4.050%	3/1/26–7/17/30	111,160	125,437	0.32%
	Morgan Stanley[3]	2.699%–6.250%	1/27/26–4/1/31	227,353	262,089	0.63%
	Morgan Stanley	3.625%–3.950%	1/20/27–4/23/27	53,969	61,865	0.15%
	Natwest Group plc	4.800%	4/5/26	10,896	12,858	0.03%
	Natwest Group plc[3]	3.032%–5.076%	5/22/28–11/28/35	63,620	73,487	0.18%
	Sumitomo Mitsui Financial Group Inc.	2.130%–4.306%	3/9/26–9/23/30	158,562	174,297	0.45%
	Wells Fargo & Co.	3.000%–3.000%	4/22/26–10/23/26	70,585	77,918	0.19%
	Wells Fargo & Co.[3]	2.393%–4.478%	6/3/26–4/4/31	222,483	254,094	0.62%
	Westpac Banking Corp.	2.650%–4.110%	5/13/26–11/15/35	55,804	61,567	0.16%
	Westpac Banking Corp.[3]	2.894%–4.322%	2/4/30–11/23/31	25,500	28,320	0.07%
†	Other[3,4]				3,395,395	8.21%
					6,819,275	16.55%
Health Care
	AbbVie Inc.	2.950%–4.250%	5/14/26–11/21/29	132,056	148,582	0.35%
	Bristol-Myers Squibb Co.	1.125%–3.900%	6/15/26–11/13/30	117,605	132,078	0.32%
	Cigna Corp.[3]	3.050%–4.500%	2/25/26–10/15/27	32,378	36,770	0.09%
	Cigna Corp.	2.400%–4.375%	10/15/28–3/15/30	54,770	63,536	0.15%
	CVS Health Corp.	1.300%–4.300%	6/1/26–8/21/30	167,123	188,827	0.46%
	Pfizer Inc.	1.700%–3.600%	6/3/26–5/28/30	74,349	82,435	0.20%
	UnitedHealth Group Inc.	1.250%–3.875%	1/15/26–5/15/30	73,298	83,236	0.20%
†	Other[3,4]				1,087,004	2.66%
					1,822,468	4.43%
32

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
Industrials
	Boeing Co.	2.250%–5.150%	2/1/26–5/1/30	119,450	134,325	0.34%
	Raytheon Technologies Corp.	2.250%–7.500%	3/15/27–7/1/30	76,745	89,635	0.21%
†	Other[3,4]				1,035,749	2.51%
					1,259,709	3.06%
†Materials[3,4]					585,407	1.42%
Technology
	Apple Inc.	1.250%–3.350%	2/23/26–8/20/30	196,403	215,301	0.53%
	Broadcom Inc.	3.459%–5.000%	4/15/26–11/15/30	132,273	153,239	0.38%
	Dell International LLC[3,4]	4.900%–6.200%	6/15/26–7/15/30	86,106	105,038	0.26%
	International Business Machines Corp.	1.700%–6.500%	2/19/26–5/15/30	107,248	119,144	0.29%
	Microsoft Corp.	2.400%–3.300%	8/8/26–2/6/27	76,164	84,725	0.20%
	Oracle Corp.	2.650%–3.250%	7/15/26–5/15/30	98,211	109,206	0.26%
†	Other[3,4]				778,504	1.88%
					1,565,157	3.80%
Utilities
	Pacific Gas & Electric Co.	2.500%–4.550%	1/1/26–2/1/31	82,515	89,959	0.21%
†	Other[3,4]				1,107,737	2.70%
					1,197,696	2.91%
Total Corporate Bonds (Cost $17,134,218)					18,521,354	44.96%
Sovereign Bonds
	Asian Development Bank	5.820%	6/16/28	4,680	6,292	0.01%
	Asian Development Bank[3]	0.750%–3.125%	4/24/26–10/8/30	127,796	139,879	0.35%
	European Investment Bank	0.625%–2.375%	4/13/26–9/23/30	87,935	92,378	0.22%
	Inter-American Development Bank[3]	2.000%	6/2/26	15,265	16,432	0.04%
	Inter-American Development Bank	0.625%–3.125%	7/23/26–6/18/29	109,623	119,719	0.30%
	International Bank for Reconstruction & Development	0.750%–8.875%	3/1/26–8/26/30	84,625	84,479	0.21%
	International Bank for Reconstruction & Development[3]	1.750%–2.500%	10/27/26–10/23/29	80,130	86,937	0.21%
	Japan Bank for International Cooperation[3,5]	2.250%–2.750%	1/21/26–11/4/26	31,900	34,782	0.08%
	Japan Bank for International Cooperation[5]	1.875%–3.500%	7/21/26–10/17/29	77,376	87,541	0.22%
	Province of Quebec	1.350%–2.750%	4/20/26–5/28/30	72,285	75,723	0.17%
	Province of Quebec[3]	7.500%	9/15/29	4,290	6,418	0.02%
	United Mexican States	3.750%–4.500%	1/21/26–4/22/29	97,946	112,762	0.28%
	United Mexican States[3]	3.250%	4/16/30	30,450	32,955	0.08%
†	Other[3,5,6]				959,745	2.31%
Total Sovereign Bonds (Cost $1,742,392)					1,856,042	4.50%
†Taxable Municipal Bonds (Cost $137,843)[7,8]					144,908	0.35%
33

Intermediate-Term Bond Index Fund
	Coupon	Shares	Market Value• ($000)	Percentage of Net Assets
Temporary Cash Investments
Money Market Fund
Vanguard Market Liquidity Fund[9] (Cost $205,043)	0.111%	2,050,820	205,082	0.50%
Total Investments (Cost $38,407,082)			41,045,716	99.63%
Other Assets and Liabilities—Net			151,409	0.37%
Net Assets			41,197,125	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $544,901,000, representing 1.3% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $38,202,039)	40,840,634
Affiliated Issuers (Cost $205,043)	205,082
Total Investments in Securities	41,045,716
Investment in Vanguard	1,597
Receivables for Investment Securities Sold	594,718
Receivables for Accrued Income	242,326
Receivables for Capital Shares Issued	42,285
Other Assets	86
Total Assets	41,926,728
Liabilities
Due to Custodian	152
Payables for Investment Securities Purchased	641,028
Payables for Capital Shares Redeemed	80,716
Payables for Distributions	6,368
Payables to Vanguard	1,339
Total Liabilities	729,603
Net Assets	41,197,125
35

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	38,466,832
Total Distributable Earnings (Loss)	2,730,293
Net Assets	41,197,125

Investor Shares—Net Assets
Applicable to 13,538,526 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	170,390
Net Asset Value Per Share—Investor Shares	$12.59

ETF Shares—Net Assets
Applicable to 166,954,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,482,448
Net Asset Value Per Share—ETF Shares	$92.73

Admiral Shares—Net Assets
Applicable to 1,608,248,103 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,240,882
Net Asset Value Per Share—Admiral Shares	$12.59

Institutional Shares—Net Assets
Applicable to 280,230,510 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,526,882
Net Asset Value Per Share—Institutional Shares	$12.59

Institutional Plus Shares—Net Assets
Applicable to 141,154,324 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,776,523
Net Asset Value Per Share—Institutional Plus Shares	$12.59
See accompanying Notes, which are an integral part of the Financial Statements.
36

Intermediate-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Interest[1]	866,730
Total Income	866,730
Expenses
The Vanguard Group—Note B
Investment Advisory Services	905
Management and Administrative—Investor Shares	225
Management and Administrative—ETF Shares	5,508
Management and Administrative—Admiral Shares	11,240
Management and Administrative—Institutional Shares	1,451
Management and Administrative—Institutional Plus Shares	581
Marketing and Distribution—Investor Shares	22
Marketing and Distribution—ETF Shares	632
Marketing and Distribution—Admiral Shares	1,088
Marketing and Distribution—Institutional Shares	105
Marketing and Distribution—Institutional Plus Shares	19
Custodian Fees	55
Auditing Fees	43
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	251
Shareholders’ Reports—Admiral Shares	146
Shareholders’ Reports—Institutional Shares	13
Shareholders’ Reports—Institutional Plus Shares	56
Trustees’ Fees and Expenses	23
Total Expenses	22,363
Net Investment Income	844,367
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	959,206
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,444,117
Net Increase (Decrease) in Net Assets Resulting from Operations	3,247,690
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $971,000, $87,000, and $37,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $365,861,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	844,367	914,253
Realized Net Gain (Loss)	959,206	199,926
Change in Unrealized Appreciation (Depreciation)	1,444,117	1,979,993
Net Increase (Decrease) in Net Assets Resulting from Operations	3,247,690	3,094,172
Distributions[1]
Investor Shares	(4,860)	(17,578)
ETF Shares	(414,121)	(346,627)
Admiral Shares	(557,860)	(412,439)
Institutional Shares	(100,159)	(86,862)
Institutional Plus Shares	(52,739)	(50,777)
Total Distributions	(1,129,739)	(914,283)
Capital Share Transactions
Investor Shares	(2,825)	(931,957)
ETF Shares	1,219,912	(41,131)
Admiral Shares	2,382,489	2,981,608
Institutional Shares	167,676	(5,763)
Institutional Plus Shares	36,822	(251,254)
Net Increase (Decrease) from Capital Share Transactions	3,804,074	1,751,503
Total Increase (Decrease)	5,922,025	3,931,392
Net Assets
Beginning of Period	35,275,100	31,343,708
End of Period	41,197,125	35,275,100
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.81	$11.02	$11.36	$11.24	$11.26
Investment Operations
Net Investment Income	.271[1]	.316[1]	.306[1]	.289[1]	.289
Net Realized and Unrealized Gain (Loss) on Investments	.868	.787	(.340)	.132	.025
Total from Investment Operations	1.139	1.103	(.034)	.421	.314
Distributions
Dividends from Net Investment Income	(.271)	(.313)	(.306)	(.290)	(.289)
Distributions from Realized Capital Gains	(.088)	—	—	(.011)	(.045)
Total Distributions	(.359)	(.313)	(.306)	(.301)	(.334)
Net Asset Value, End of Period	$12.59	$11.81	$11.02	$11.36	$11.24
Total Return[2]	9.71%	10.09%	-0.25%	3.76%	2.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$163	$1,037	$1,307	$1,472
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.18%	2.78%	2.79%	2.54%	2.48%
Portfolio Turnover Rate[3]	55%	50%	53%	55%	57%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$87.08	$81.27	$83.73	$82.86	$82.95
Investment Operations
Net Investment Income	2.080[1]	2.392[1]	2.320[1]	2.199[1]	2.163
Net Realized and Unrealized Gain (Loss) on Investments	6.313	5.816	(2.442)	.925	.244
Total from Investment Operations	8.393	8.208	(.122)	3.124	2.407
Distributions
Dividends from Net Investment Income	(2.094)	(2.398)	(2.338)	(2.174)	(2.163)
Distributions from Realized Capital Gains	(.649)	—	—	(.080)	(.334)
Total Distributions	(2.743)	(2.398)	(2.338)	(2.254)	(2.497)
Net Asset Value, End of Period	$92.73	$87.08	$81.27	$83.73	$82.86
Total Return	9.71%	10.19%	-0.09%	3.80%	2.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,482	$13,546	$12,772	$15,328	$11,241
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.80%	2.87%	2.62%	2.56%
Portfolio Turnover Rate[2]	55%	50%	53%	55%	57%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.81	$11.02	$11.36	$11.24	$11.26
Investment Operations
Net Investment Income	.280[1]	.322[1]	.315[1]	.298[1]	.299
Net Realized and Unrealized Gain (Loss) on Investments	.869	.790	(.341)	.132	.025
Total from Investment Operations	1.149	1.112	(.026)	.430	.324
Distributions
Dividends from Net Investment Income	(.281)	(.322)	(.314)	(.299)	(.299)
Distributions from Realized Capital Gains	(.088)	—	—	(.011)	(.045)
Total Distributions	(.369)	(.322)	(.314)	(.310)	(.344)
Net Asset Value, End of Period	$12.59	$11.81	$11.02	$11.36	$11.24
Total Return[2]	9.80%	10.18%	-0.17%	3.85%	2.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,241	$16,776	$12,830	$13,477	$11,954
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.78%	2.87%	2.62%	2.56%
Portfolio Turnover Rate[3]	55%	50%	53%	55%	57%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.81	$11.02	$11.36	$11.24	$11.26
Investment Operations
Net Investment Income	.283[1]	.325[1]	.317[1]	.301[1]	.301
Net Realized and Unrealized Gain (Loss) on Investments	.868	.790	(.340)	.131	.025
Total from Investment Operations	1.151	1.115	(.023)	.432	.326
Distributions
Dividends from Net Investment Income	(.283)	(.325)	(.317)	(.301)	(.301)
Distributions from Realized Capital Gains	(.088)	—	—	(.011)	(.045)
Total Distributions	(.371)	(.325)	(.317)	(.312)	(.346)
Net Asset Value, End of Period	$12.59	$11.81	$11.02	$11.36	$11.24
Total Return	9.82%	10.20%	-0.15%	3.87%	2.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,527	$3,158	$2,952	$3,127	$2,626
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.81%	2.89%	2.64%	2.58%
Portfolio Turnover Rate[2]	55%	50%	53%	55%	57%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.81	$11.02	$11.36	$11.24	$11.26
Investment Operations
Net Investment Income	.285[1]	.326[1]	.319[1]	.302[1]	.302
Net Realized and Unrealized Gain (Loss) on Investments	.868	.790	(.341)	.131	.025
Total from Investment Operations	1.153	1.116	(.022)	.433	.327
Distributions
Dividends from Net Investment Income	(.285)	(.326)	(.318)	(.302)	(.302)
Distributions from Realized Capital Gains	(.088)	—	—	(.011)	(.045)
Total Distributions	(.373)	(.326)	(.318)	(.313)	(.347)
Net Asset Value, End of Period	$12.59	$11.81	$11.02	$11.36	$11.24
Total Return	9.83%	10.21%	-0.14%	3.88%	2.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,777	$1,632	$1,752	$1,640	$1,478
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.83%	2.90%	2.65%	2.59%
Portfolio Turnover Rate[2]	55%	50%	53%	55%	57%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With
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Intermediate-Term Bond Index Fund
respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,597,000, representing less than 0.01% of the fund’s net assets and 0.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Intermediate-Term Bond Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,318,330	—	20,318,330
Corporate Bonds	—	18,521,354	—	18,521,354
Sovereign Bonds	—	1,856,042	—	1,856,042
Taxable Municipal Bonds	—	144,908	—	144,908
Temporary Cash Investments	205,082	—	—	205,082
Total	205,082	40,840,634	—	41,045,716
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	389,444
Total Distributable Earnings (Loss)	(389,444)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of
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Intermediate-Term Bond Index Fund
period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	133,494
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	2,596,799
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	844,360	914,283
Long-Term Capital Gains	285,379	—
Total	1,129,739	914,283
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,448,917
Gross Unrealized Appreciation	2,710,425
Gross Unrealized Depreciation	(113,626)
Net Unrealized Appreciation (Depreciation)	2,596,799
E.	During the year ended December 31, 2020, the fund purchased $12,513,446,000 of investment securities and sold $8,704,434,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,891,194,000 and $18,263,593,000, respectively. Purchases and sales include $7,832,904,000 and $6,636,403,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $1,367,773,000 and $10,313,878,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Intermediate-Term Bond Index Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	55,957	4,509	247,548	21,388
Issued in Lieu of Cash Distributions	4,860	389	14,595	1,277
Redeemed[1]	(63,642)	(5,167)	(1,194,100)	(102,949)
Net Increase (Decrease)—Investor Shares	(2,825)	(269)	(931,957)	(80,284)
ETF Shares
Issued	7,958,107	86,400	3,131,082	36,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,738,195)	(75,000)	(3,172,213)	(38,000)
Net Increase (Decrease)—ETF Shares	1,219,912	11,400	(41,131)	(1,600)
Admiral Shares
Issued[1]	6,748,709	542,772	5,574,117	480,860
Issued in Lieu of Cash Distributions	480,071	38,430	353,655	30,408
Redeemed	(4,846,291)	(392,940)	(2,946,164)	(255,042)
Net Increase (Decrease)—Admiral Shares	2,382,489	188,262	2,981,608	256,226
Institutional Shares
Issued	1,290,307	103,732	838,573	72,508
Issued in Lieu of Cash Distributions	94,840	7,594	78,689	6,775
Redeemed	(1,217,471)	(98,429)	(923,025)	(79,700)
Net Increase (Decrease)—Institutional Shares	167,676	12,897	(5,763)	(417)
Institutional Plus Shares
Issued	415,904	33,467	279,350	24,741
Issued in Lieu of Cash Distributions	24,997	2,001	24,167	2,089
Redeemed	(404,079)	(32,409)	(554,771)	(47,665)
Net Increase (Decrease)—Institutional Plus Shares	36,822	3,059	(251,254)	(20,835)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 76,881,000 and 76,885,000 shares, respectively, in the amount of $893,324,000 from the conversion during the year ended December 31, 2019.
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.
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Long-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Long-Term Bond Index Fund ETF Shares Net Asset Value	16.24%	9.33%	8.11%	$21,806
Long-Term Bond Index Fund ETF Shares Market Price	15.85	9.33	8.06	21,718
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	16.12	9.35	8.16	21,911
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
Long-Term Bond Index Fund Admiral Shares	15.65%	16.99%	$13,464
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	16.12	17.33	13,540
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	8.14	11,599
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.
49

Long-Term Bond Index Fund
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Long-Term Bond Index Fund Institutional Shares	15.67%	9.24%	8.09%	$10,883,583
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	16.12	9.35	8.16	10,955,435
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	7,321,867

	One Year	Five Years	Since Inception (10/6/2011)	Final Value of a $100,000,000 Investment
Long-Term Bond Index Fund Institutional Plus Shares	15.68%	9.25%	6.87%	$184,664,040
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	16.12	9.35	6.88	184,903,280
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.53	137,741,160
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020
	One Year	Five Years	Ten Years
Long-Term Bond Index Fund ETF Shares Market Price	15.85%	56.24%	117.18%
Long-Term Bond Index Fund ETF Shares Net Asset Value	16.24	56.22	118.06
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	16.12	56.33	119.11
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.
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Long-Term Bond Index Fund
Fund Allocation
As of December 31, 2020
Corporate Bonds	53.3%
Sovereign Bonds	3.7
Taxable Municipal Bonds	3.2
U.S. Government and Agency Obligations	39.8
The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
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Long-Term Bond Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of December 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.625%–6.250%	5/15/30–11/15/50	3,820,010	4,683,389	38.75%
Agency Bonds and Notes
	Federal Home Loan Mortgage Corp.[1]	6.250%–6.750%	3/15/31–7/15/32	23,466	36,296	0.30%
	Federal Home Loan Mortgage Corp.[1,2]	0.000%	11/15/38	40	29	0.00%
	Tennessee Valley Authority	4.250%–6.150%	6/15/35–9/15/65	27,995	42,269	0.36%
†	Agency Bonds and Notes—Other[1]				16,167	0.13%
					94,761	0.79%
Total U.S. Government and Agency Obligations (Cost $4,074,655)					4,778,150	39.54%
Corporate Bonds
Communications
	AT&T Inc.	2.250%–6.150%	6/1/31–2/1/61	98,026	113,128	0.93%
	AT&T Inc.[2,3]	2.550%–3.800%	12/1/33–9/15/59	74,632	75,532	0.62%
	AT&T Inc.[2]	5.150%	11/15/46	3,447	4,497	0.04%
	Charter Communications Operating LLC	2.800%–6.834%	4/1/31–4/1/61	53,802	66,841	0.56%
	Comcast Corp.	1.500%–7.050%	1/15/31–8/15/62	110,254	139,695	1.16%
	NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	7,931	11,330	0.09%
	T-Mobile USA Inc.[2,3]	2.250%–4.500%	2/15/31–11/15/60	35,405	39,688	0.32%
	Verizon Communications Inc.	1.750%–6.400%	1/20/31–11/20/60	96,375	119,303	1.00%
	Verizon Communications Inc.[2,3]	2.987%	10/30/56	8,537	8,576	0.07%
	Vodafone Group plc	4.250%–6.250%	11/30/32–6/19/59	27,998	37,617	0.31%
52

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Walt Disney Co.	2.650%–6.650%	1/13/31–5/13/60	45,430	59,559	0.51%
†	Other[2,3]				220,222	1.81%
					895,988	7.42%
Consumer Discretionary
	Amazon.com Inc.	2.500%–4.950%	12/5/34–6/3/60	38,403	47,984	0.39%
	Home Depot Inc.	3.125%–5.950%	12/16/36–9/15/56	39,916	53,937	0.44%
	McDonald's Corp.[2]	3.625%–6.300%	12/9/35–4/1/50	27,228	35,697	0.31%
†	Other[2]				203,291	1.68%
					340,909	2.82%
Consumer Staples
	Anheuser-Busch Cos. LLC[2]	4.700%–4.900%	2/1/36–2/1/46	37,845	48,703	0.41%
	Anheuser-Busch InBev Finance Inc.	4.000%–4.900%	2/1/36–2/1/46	15,088	18,574	0.15%
	Anheuser-Busch InBev Worldwide Inc.	3.750%–8.200%	1/23/31–6/1/60	53,565	70,878	0.60%
	PepsiCo Inc.	1.400%–5.500%	2/25/31–3/19/60	30,367	38,167	0.30%
	Walmart Inc.	2.950%–6.500%	9/1/35–9/24/49	35,170	49,857	0.41%
†	Other[2]				300,858	2.49%
					527,037	4.36%
Energy
	Enterprise Products Operating LLC[2]	6.650%–6.875%	3/1/33–10/15/34	2,245	3,138	0.02%
	Enterprise Products Operating LLC	3.200%–7.550%	4/15/38–1/31/60	37,137	45,054	0.36%
	Exxon Mobil Corp.	2.995%–4.327%	8/16/39–4/15/51	31,172	37,798	0.31%
	Shell International Finance BV	3.125%–6.375%	5/11/35–4/6/50	40,479	51,421	0.44%
†	Other[2,3]				415,404	3.45%
					552,815	4.58%
Financials
	Bank of America Corp.	6.110%–7.750%	1/29/37–5/14/38	10,873	17,222	0.14%
	Bank of America Corp.[2]	2.676%–5.875%	4/24/38–10/24/51	61,846	76,813	0.62%
	Berkshire Hathaway Finance Corp.	2.850%–5.750%	1/15/40–10/15/50	18,646	24,237	0.21%
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,424	4,624	0.04%
	Citigroup Inc.	4.650%–8.125%	6/15/32–7/23/48	30,210	44,240	0.36%
	Citigroup Inc.[2]	3.878%–5.316%	1/24/39–4/24/48	6,800	8,996	0.07%
	Goldman Sachs Group Inc.	4.750%–6.750%	2/15/33–10/21/45	33,319	49,559	0.41%
	Goldman Sachs Group Inc.[2]	4.017%–4.800%	10/31/38–7/8/44	13,955	18,181	0.15%
	JPMorgan Chase & Co.	4.850%–6.400%	5/15/38–6/1/45	27,702	40,841	0.34%
	JPMorgan Chase & Co.[2]	3.109%–4.260%	7/24/38–4/22/51	37,827	46,061	0.39%
	Morgan Stanley[2]	1.794%–5.597%	2/13/32–3/24/51	21,440	28,024	0.24%
	Morgan Stanley	4.300%–7.250%	4/1/32–1/22/47	15,689	22,399	0.19%
	Wells Fargo & Co.	3.900%–5.606%	2/7/35–5/1/45	17,129	23,056	0.20%
	Wells Fargo & Co.[2]	3.068%–5.950%	12/15/36–4/4/51	43,920	56,413	0.47%
†	Other[2,3]				597,756	4.93%
					1,058,422	8.76%
Health Care
	AbbVie Inc.	4.050%–4.875%	3/15/35–11/21/49	67,612	85,524	0.73%
	Amgen Inc.	2.300%–5.150%	2/25/31–6/15/51	36,886	44,052	0.38%
	Amgen Inc.[2,3]	2.770%	9/1/53	5,146	5,194	0.04%
	Bristol-Myers Squibb Co.	2.350%–5.250%	6/15/39–11/13/50	39,037	51,803	0.43%
	CVS Health Corp.	1.875%–6.125%	2/28/31–4/1/50	53,609	69,539	0.58%
	Gilead Sciences Inc.	2.600%–5.650%	9/1/35–10/1/50	29,917	38,046	0.32%
53

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Johnson & Johnson	2.100%–5.950%	5/15/33–9/1/60	35,846	43,850	0.35%
	Pfizer Inc.	2.550%–7.200%	12/15/36–5/28/50	31,390	42,927	0.37%
	UnitedHealth Group Inc.	2.750%–6.875%	7/15/35–5/15/60	50,198	66,397	0.53%
†	Other[2,3]				477,514	3.92%
					924,846	7.65%
Industrials
	Boeing Co.	3.250%–6.875%	2/1/31–5/1/60	51,373	62,998	0.52%
	Burlington Northern Santa Fe LLC	3.050%–6.200%	8/15/36–2/15/51	34,559	46,530	0.38%
	General Electric Co.[2]	5.875%–6.875%	3/15/32–1/10/39	19,383	26,806	0.22%
	General Electric Co.	4.125%–4.500%	5/1/40–5/1/50	18,773	22,395	0.19%
	Precision Castparts Corp.	3.900%–4.375%	1/15/43–6/15/45	1,974	2,381	0.02%
	Raytheon Technologies Corp.	3.125%–6.125%	6/1/36–7/1/50	37,754	49,560	0.42%
	Union Pacific Corp.	3.250%–4.800%	2/1/35–2/5/70	25,176	30,121	0.24%
	Union Pacific Corp.[2]	3.550%	8/15/39	150	173	0.00%
	Union Pacific Corp.[2,3]	2.973%	9/16/62	7,150	7,456	0.06%
†	Other[2]				345,445	2.86%
					593,865	4.91%
Materials
	Lubrizol Corp.	6.500%	10/1/34	675	1,041	0.01%
†	Other[2,3]				244,556	2.02%
					245,597	2.03%
Technology
	Apple Inc.	2.400%–4.650%	2/23/36–8/20/60	62,568	77,040	0.65%
	Intel Corp.	3.100%–4.950%	12/15/32–3/25/60	34,379	43,552	0.37%
	Microsoft Corp.	2.525%–5.300%	2/12/35–6/1/60	75,848	91,956	0.74%
	Oracle Corp.	3.600%–6.500%	7/8/34–4/1/60	74,520	93,416	0.77%
†	Other[2,3]				170,228	1.41%
					476,192	3.94%
Utilities
	Berkshire Hathaway Energy Co.[2,3]	1.650%–4.250%	5/15/31–5/15/51	3,777	4,166	0.03%
	Berkshire Hathaway Energy Co.	3.800%–6.125%	4/1/36–1/15/49	14,140	19,000	0.15%
	Consolidated Edison Co. of New York Inc.[2]	3.000%–6.750%	3/1/35–12/1/60	19,997	26,074	0.23%
	Consolidated Edison Co. of New York Inc.	3.700%–5.700%	6/15/40–11/15/59	9,936	12,560	0.10%
	Eastern Energy Gas Holdings LLC	4.600%–4.800%	11/1/43–12/15/44	2,175	2,765	0.02%
	Eastern Energy Gas Holdings LLC[2]	3.900%	11/15/49	800	934	0.01%
	MidAmerican Energy Co.	3.650%–6.750%	12/30/31–7/15/49	7,078	9,311	0.07%
	Nevada Power Co.[2]	3.125%–6.750%	4/1/36–8/1/50	4,347	5,681	0.04%
	Pacific Gas & Electric Co.	2.500%–4.950%	2/1/31–8/1/50	33,200	36,377	0.30%
	PacifiCorp	3.300%–7.700%	11/15/31–3/15/51	15,092	20,864	0.17%
†	Other[2,3]				635,499	5.28%
					773,231	6.40%
Total Corporate Bonds (Cost $5,487,367)					6,388,902	52.87%
Sovereign Bonds
	Republic of Colombia	6.125%–10.375%	1/28/33–1/18/41	11,348	16,097	0.14%
	Republic of Colombia[2]	3.125%–5.625%	4/15/31–5/15/51	25,885	31,624	0.26%
	Republic of Panama[2]	2.252%–6.700%	9/29/32–7/23/60	29,193	37,146	0.31%
54

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)	Percentage of Net Assets
	Republic of the Philippines	1.648%–7.750%	1/14/31–12/10/45	36,173	45,910	0.38%
	United Mexican States[2]	2.659%–8.300%	5/24/31–10/12/10	56,515	69,375	0.57%
	United Mexican States	4.350%–6.050%	1/11/40–2/10/48	31,760	39,612	0.33%
†	Other[2,4]				207,861	1.71%
Total Sovereign Bonds (Cost $401,700)					447,625	3.70%
Taxable Municipal Bonds
	California GO	1.750%	11/1/30	479	493	0.00%
	California GO	4.500%	4/1/33	1,475	1,783	0.01%
	California GO	7.500%	4/1/34	4,885	8,142	0.07%
	California GO	4.600%	4/1/38	1,925	2,315	0.02%
	California GO	7.550%	4/1/39	7,395	12,984	0.11%
	California GO	7.300%	10/1/39	4,805	7,931	0.07%
	California GO	7.350%	11/1/39	1,000	1,661	0.01%
	California GO	7.625%	3/1/40	2,665	4,625	0.04%
	California GO	7.600%	11/1/40	5,210	9,424	0.08%
†	Other[5,6]				329,044	2.72%
Total Taxable Municipal Bonds (Cost $290,560)					378,402	3.13%
			Coupon	Shares
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[7] (Cost $19,064)		0.111%	190,641	19,064	0.16%
Total Investments (Cost $10,273,346)					12,012,143	99.40%
Other Assets and Liabilities—Net					72,744	0.60%
Net Assets					12,084,887	100.00%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $190,342,000, representing 1.6% of net assets.
4	Guaranteed by the Federal Republic of Germany.
5	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—Government Obligation Bond.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,254,282)	11,993,079
Affiliated Issuers (Cost $19,064)	19,064
Total Investments in Securities	12,012,143
Investment in Vanguard	471
Receivables for Investment Securities Sold	99,717
Receivables for Accrued Income	93,640
Receivables for Capital Shares Issued	3,041
Other Assets	9
Total Assets	12,209,021
Liabilities
Due to Custodian	1,272
Payables for Investment Securities Purchased	119,774
Payables for Capital Shares Redeemed	1,634
Payables for Distributions	1,096
Payables to Vanguard	358
Total Liabilities	124,134
Net Assets	12,084,887
56

Long-Term Bond Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	10,333,926
Total Distributable Earnings (Loss)	1,750,961
Net Assets	12,084,887

ETF Shares—Net Assets
Applicable to 53,000,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,807,575
Net Asset Value Per Share—ETF Shares	$109.58

Admiral Shares—Net Assets
Applicable to 196,243,085 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,266,807
Net Asset Value Per Share—Admiral Shares	$16.65

Institutional Shares—Net Assets
Applicable to 99,039,462 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,648,686
Net Asset Value Per Share—Institutional Shares	$16.65

Institutional Plus Shares—Net Assets
Applicable to 81,807,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,361,819
Net Asset Value Per Share—Institutional Plus Shares	$16.65
See accompanying Notes, which are an integral part of the Financial Statements.
57

Long-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Interest[1]	373,713
Total Income	373,713
Expenses
The Vanguard Group—Note B
Investment Advisory Services	299
Management and Administrative—ETF Shares	2,008
Management and Administrative—Admiral Shares	1,967
Management and Administrative—Institutional Shares	812
Management and Administrative—Institutional Plus Shares	745
Marketing and Distribution—ETF Shares	269
Marketing and Distribution—Admiral Shares	121
Marketing and Distribution—Institutional Shares	51
Marketing and Distribution—Institutional Plus Shares	21
Custodian Fees	48
Auditing Fees	42
Shareholders’ Reports—ETF Shares	151
Shareholders’ Reports—Admiral Shares	53
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	13
Trustees’ Fees and Expenses	8
Total Expenses	6,609
Net Investment Income	367,104
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	990,440
Futures Contracts	61
Realized Net Gain (Loss)	990,501
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	443,298
Net Increase (Decrease) in Net Assets Resulting from Operations	1,800,903
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $168,000, $38,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $570,288,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	367,104	432,248
Realized Net Gain (Loss)	990,501	266,987
Change in Unrealized Appreciation (Depreciation)	443,298	1,373,478
Net Increase (Decrease) in Net Assets Resulting from Operations	1,800,903	2,072,713
Distributions[1]
Investor Shares	—	(42,972)
ETF Shares	(314,576)	(132,361)
Admiral Shares	(186,444)	(69,620)
Institutional Shares	(102,522)	(98,557)
Institutional Plus Shares	(106,222)	(109,646)
Total Distributions	(709,764)	(453,156)
Capital Share Transactions
Investor Shares	—	(2,988,972)
ETF Shares	1,120,959	1,218,350
Admiral Shares	(11,067)	2,765,988
Institutional Shares	(650,296)	(996,587)
Institutional Plus Shares	(1,877,785)	(400,705)
Net Increase (Decrease) from Capital Share Transactions	(1,418,189)	(401,926)
Total Increase (Decrease)	(327,050)	1,217,631
Net Assets
Beginning of Period	12,411,937	11,194,306
End of Period	12,084,887	12,411,937
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
59

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$99.92	$87.08	$94.91	$88.86	$86.80
Investment Operations
Net Investment Income	3.242[1]	3.445[1]	3.461[1]	3.487[1]	3.558
Net Realized and Unrealized Gain (Loss) on Investments	12.817	12.976	(7.728)	6.019	2.212
Total from Investment Operations	16.059	16.421	(4.267)	9.506	5.770
Distributions
Dividends from Net Investment Income	(3.236)	(3.409)	(3.420)	(3.456)	(3.558)
Distributions from Realized Capital Gains	(3.163)	(.172)	(.143)	—	(.152)
Total Distributions	(6.399)	(3.581)	(3.563)	(3.456)	(3.710)
Net Asset Value, End of Period	$109.58	$99.92	$87.08	$94.91	$88.86
Total Return	16.24%	19.09%	-4.46%	10.89%	6.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,808	$4,357	$2,708	$2,392	$1,671
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.96%	3.58%	3.93%	3.79%	3.80%
Portfolio Turnover Rate[2]	48%	33%	38%	41%	45%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
60

Long-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,	February 7, 2019[1] to December 31,
	2020	2019
Net Asset Value, Beginning of Period	$15.18	$13.48
Investment Operations
Net Investment Income[2]	.490	.465
Net Realized and Unrealized Gain (Loss) on Investments	1.950	1.728
Total from Investment Operations	2.440	2.193
Distributions
Dividends from Net Investment Income	(.490)	(.467)
Distributions from Realized Capital Gains	(.480)	(.026)
Total Distributions	(.970)	(.493)
Net Asset Value, End of Period	$16.65	$15.18
Total Return[3]	16.23%	16.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,267	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.95%	3.44%[4]
Portfolio Turnover Rate[5]	48%	33%[6]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
61

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.18	$13.23	$14.42	$13.51	$13.20
Investment Operations
Net Investment Income	.494[1]	.525[1]	.529[1]	.533[1]	.544
Net Realized and Unrealized Gain (Loss) on Investments	1.949	1.975	(1.169)	.910	.333
Total from Investment Operations	2.443	2.500	(.640)	1.443	.877
Distributions
Dividends from Net Investment Income	(.493)	(.524)	(.528)	(.533)	(.544)
Distributions from Realized Capital Gains	(.480)	(.026)	(.022)	—	(.023)
Total Distributions	(.973)	(.550)	(.550)	(.533)	(.567)
Net Asset Value, End of Period	$16.65	$15.18	$13.23	$14.42	$13.51
Total Return	16.25%[2]	19.12%[2]	-4.41%	10.87%	6.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,649	$2,097	$2,706	$2,552	$2,216
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.98%	3.64%	3.95%	3.81%	3.82%
Portfolio Turnover Rate[3]	48%	33%	38%	41%	45%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
62

Long-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.18	$13.23	$14.42	$13.51	$13.20
Investment Operations
Net Investment Income	.498[1]	.526[1]	.530[1]	.535[1]	.545
Net Realized and Unrealized Gain (Loss) on Investments	1.947	1.975	(1.168)	.910	.333
Total from Investment Operations	2.445	2.501	(.638)	1.445	.878
Distributions
Dividends from Net Investment Income	(.495)	(.525)	(.530)	(.535)	(.545)
Distributions from Realized Capital Gains	(.480)	(.026)	(.022)	—	(.023)
Total Distributions	(.975)	(.551)	(.552)	(.535)	(.568)
Net Asset Value, End of Period	$16.65	$15.18	$13.23	$14.42	$13.51
Total Return	16.26%[2]	19.14%[2]	-4.40%	10.88%	6.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,362	$2,960	$2,972	$3,315	$2,745
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.02%	3.63%	3.96%	3.82%	3.83%
Portfolio Turnover Rate[3]	48%	33%	38%	41%	45%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
63

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Certain of the fund's investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash ivestments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vaguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the
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average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2020.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on
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certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $471,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,778,150	—	4,778,150
Corporate Bonds	—	6,388,902	—	6,388,902
Sovereign Bonds	—	447,625	—	447,625
Taxable Municipal Bonds	—	378,402	—	378,402
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Long-Term Bond Index Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Temporary Cash Investments	19,064	—	—	19,064
Total	19,064	11,993,079	—	12,012,143
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	666,719
Total Distributable Earnings (Loss)	(666,719)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	117
Undistributed Long-Term Gains	32,288
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	1,718,556
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	432,702	453,156
Long-Term Capital Gains	277,062	—
Total	709,764	453,156
*	Includes short-term capital gains, if any.
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Long-Term Bond Index Fund
As of December 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,293,587
Gross Unrealized Appreciation	1,786,540
Gross Unrealized Depreciation	(67,984)
Net Unrealized Appreciation (Depreciation)	1,718,556
E.	During the year ended December 31, 2020, the fund purchased $4,630,402,000 of investment securities and sold $4,936,184,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,874,375,000 and $6,289,552,000, respectively. Purchases and sales include $3,577,557,000 and $4,182,520,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2020, such purchases and sales were $124,052,000 and $1,633,443,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued[1]	—	—	268,127	19,264
Issued in Lieu of Cash Distributions	—	—	33,695	2,450
Redeemed[2]	—	—	(3,290,794)	(233,984)
Net Increase (Decrease)—Investor Shares	—	—	(2,988,972)	(212,270)
ETF Shares
Issued[1]	4,991,549	45,600	2,435,718	25,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,870,590)	(36,200)	(1,217,368)	(12,900)
Net Increase (Decrease)—ETF Shares	1,120,959	9,400	1,218,350	12,500
Admiral Shares[3]
Issued[1,2]	483,700	29,036	3,094,803	219,504
Issued in Lieu of Cash Distributions	163,426	9,833	59,799	3,941
Redeemed	(658,193)	(40,159)	(388,614)	(25,912)
Net Increase (Decrease)—Admiral Shares	(11,067)	(1,290)	2,765,988	197,533
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Long-Term Bond Index Fund
	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	169,232	10,082	454,988	32,559
Issued in Lieu of Cash Distributions	99,093	5,969	95,112	6,536
Redeemed	(918,621)	(55,205)	(1,546,687)	(105,461)
Net Increase (Decrease)—Institutional Shares	(650,296)	(39,154)	(996,587)	(66,366)
Institutional Plus Shares
Issued[1]	60,991	3,576	523,351	35,123
Issued in Lieu of Cash Distributions	99,628	6,011	94,548	6,463
Redeemed	(2,038,404)	(122,847)	(1,018,604)	(71,221)
Net Increase (Decrease)—Institutional Plus Shares	(1,877,785)	(113,260)	(400,705)	(29,635)
1	Includes purchase fees for fiscal 2020 and 2019 of $3,807,000 and $1,244,000, respectively (fund totals).
2	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 196,788,000 and 196,789,000 shares, respectively, in the amount of $2,690,640,000 from the conversion during the year ended December 31, 2019.
3	Inception was February 7, 2019, for Admiral Shares.
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.
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Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments—investments summary of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Special 2020 tax information (unaudited) for Vanguard Short-Term Bond Index Fund
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 85.0% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 99.1%.

Special 2020 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $308,962,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 85.9% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 99.2%.

Special 2020 tax information (unaudited) for Vanguard Long-Term Bond Index Fund
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $361,049,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
For nonresident alien shareholders, 88.5% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 84.3%.
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BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index, the Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index, and the Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index (the Indices or Bloomberg Barclays Indices).
Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Bond Index Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Bond Index Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Bond Index Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Bond Index Funds or the owners of the Bond Index Funds.
Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Bond Index Funds. Investors acquire the Bond Index Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Bond Index Funds. The Bond Index Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Bond Index Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Bond Index Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Bond Index Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Bond Index Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Bond Index Funds.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Bond Index Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Bond Index Funds, investors or other third parties.
NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BOND INDEX FUNDS.
None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.
© 2021 Bloomberg. Used with Permission.
Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
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Q3140 022021

Annual Report | December 31, 2020

Vanguard Total Bond Market Index Fund

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

Performance Summary	4

Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

●    For the 12 months ended December 31, 2020, returns for Vanguard Total Bond Market Index Fund ranged from 7.61% for Investor Shares to 7.76% for Institutional Select Shares. This performance was in line with the 7.75% return of the benchmark index after taking the costs of running the fund into account.

●    The emergence of COVID-19 in early 2020 turned into a global health crisis, and aggressive attempts to contain it resulted in a sharp downturn in economic activity. Unemployment spiked, and sectors where social distancing isn’t possible were hit hard. Policymakers were quick to provide robust fiscal and monetary stimulus to blunt the pandemic’s economic impact. Many central banks slashed short-term interest rates and expanded or extended asset-purchase programs.

●    With yields falling and prices rising, U.S. Treasuries posted a return of 8.00%. Mortgage-backed securities returned less than that, as low mortgage rates led to plenty of supply—but corporate bonds fared even better than Treasuries, returning 9.89%.

●    By credit quality, lower-rated investment-grade bonds generally did better than higher-rated ones; by maturity, bonds with maturities of 10 years or more significantly outperformed.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended December 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Fund	6/30/2020	12/31/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,012.37	$0.76
ETF Shares	1,000.00	1,012.77	0.18
Admiral™ Shares	1,000.00	1,012.88	0.25
Institutional Shares	1,000.00	1,012.95	0.18
Institutional Plus Shares	1,000.00	1,012.98	0.15
Institutional Select Shares	1,000.00	1,013.08	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.38	$0.76
ETF Shares	1,000.00	1,024.96	0.18
Admiral Shares	1,000.00	1,024.89	0.25
Institutional Shares	1,000.00	1,024.96	0.18
Institutional Plus Shares	1,000.00	1,024.99	0.15
Institutional Select Shares	1,000.00	1,025.09	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.035% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2010, Through December 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Investor Shares	7.61%	4.36%	3.69%	$14,361
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund ETF Shares Net Asset Value	7.71%	4.46%	3.79%	$14,510
Total Bond Market Index Fund ETF Shares Market Price	7.69	4.45	3.80	14,521
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

See Financial Highlights for dividend and capital gains information.

4

Total Bond Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Admiral Shares	7.72%	4.46%	3.80%	$14,514
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional Shares	7.74%	4.47%	3.81%	$7,268,208
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	7,321,867

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional Plus Shares	7.74%	4.48%	3.82%	$145,531,321
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	146,437,330

			Final Value
		Since	of a
	One	Inception	$3,000,000,000
	Year	(6/24/2016)	Investment
Total Bond Market Index Fund Institutional Select Shares	7.76%	3.88%	$3,562,839,000
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	3.92	3,568,946,700

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

5

Total Bond Market Index Fund

Cumulative Returns of ETF Shares: December 31, 2010, Through December 31, 2020

	One	Five	Ten
	Year	Years	Years
Total Bond Market Index Fund ETF Shares Market Price	7.69%	24.33%	45.21%
Total Bond Market Index Fund ETF Shares Net Asset Value	7.71	24.40	45.10
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	24.81	46.44

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

Total Bond Market Index Fund

Fund Allocation

As of December 31, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	2.5%
Corporate Bonds	29.6
Sovereign Bonds	4.1
Taxable Municipal Bonds	0.8
U.S. Government and Agency Obligations	63.0

The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempt-ing to remain fully invested and tracking its target index as closely as possible.

7

Total Bond Market Index Fund

Financial Statements

Schedule of Investments—Investments Summary

As of December 31, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value●	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	0.250%	6/15/23	2,126,420	2,131,736	0.7%
[1] United States Treasury Note/Bond	0.125%	11/30/22	1,343,651	1,343,651	0.4%
United States Treasury Note/Bond	0.625%	8/15/30	1,323,619	1,290,118	0.4%
United States Treasury Note/Bond	1.250%	5/15/50	1,400,882	1,269,984	0.4%
United States Treasury Note/Bond	2.000%	8/15/25	1,131,470	1,218,808	0.4%
United States Treasury Note/Bond	2.875%	8/15/28	1,040,238	1,207,810	0.4%
United States Treasury Note/Bond	2.125%	5/15/25	1,112,387	1,200,510	0.4%
United States Treasury Note/Bond	2.125%	11/30/24	1,110,580	1,191,441	0.4%
United States Treasury Note/Bond	0.875%	11/15/30	1,192,290	1,187,628	0.4%
United States Treasury Note/Bond	0.625%	5/15/30	1,187,712	1,160,798	0.4%
United States Treasury Note/Bond	2.000%	5/31/24	1,092,454	1,159,192	0.4%
United States Treasury Note/Bond	1.500%	11/30/24	1,100,256	1,153,717	0.4%
United States Treasury Note/Bond	1.375%	8/15/50	1,202,127	1,124,734	0.4%
United States Treasury Note/Bond	2.250%	4/15/22	1,083,400	1,113,020	0.4%
United States Treasury Note/Bond	0.250%	6/30/25	1,084,640	1,081,755	0.3%
United States Treasury Note/Bond	2.875%	5/15/49	818,568	1,056,460	0.3%
United States Treasury Note/Bond	1.625%	5/15/26	984,825	1,048,227	0.3%
United States Treasury Note/Bond	3.125%	11/15/28	866,900	1,025,924	0.3%
United States Treasury Note/Bond	2.125%	3/31/24	962,029	1,022,156	0.3%
United States Treasury Note/Bond	2.375%	5/15/29	903,778	1,020,708	0.3%
United States Treasury Note/Bond	1.750%	5/15/23	974,383	1,011,224	0.3%
United States Treasury Note/Bond	1.750%	2/28/22	964,382	982,464	0.3%
United States Treasury Note/Bond	0.125%	6/30/22	951,629	951,629	0.3%
United States Treasury Note/Bond	3.000%	5/15/45	731,147	948,209	0.3%
United States Treasury Note/Bond	0.625%	11/30/27	939,020	938,438	0.3%
United States Treasury Note/Bond	0.500%	5/31/27	939,455	935,782	0.3%
United States Treasury Note/Bond	1.625%	11/15/22	908,480	933,745	0.3%
United States Treasury Note/Bond	1.500%	10/31/24	864,346	905,809	0.3%
United States Treasury Note/Bond	2.250%	11/15/27	813,084	902,523	0.3%

8

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value●	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	1.750%	5/31/22	882,325	902,451	0.3%
	United States Treasury Note/Bond	2.125%	12/31/22	863,325	897,590	0.3%
	United States Treasury Note/Bond	1.625%	12/15/22	869,040	894,294	0.3%
	United States Treasury Note/Bond	1.375%	10/15/22	862,560	881,700	0.3%
	United States Treasury Note/Bond	0.375%	11/30/25	874,670	875,763	0.3%
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	874,654	0.3%
	United States Treasury Note/Bond	1.125%	8/15/40	915,540	866,330	0.3%
	United States Treasury Note/Bond	1.625%	11/30/26	807,440	861,062	0.3%
	United States Treasury Note/Bond	1.625%	11/15/50	847,880	843,641	0.3%
	United States Treasury Note/Bond	2.500%	1/31/24	778,645	834,123	0.3%
	United States Treasury Note/Bond	1.625%	2/15/26	776,005	825,235	0.3%
	United States Treasury Note/Bond	2.250%	11/15/25	742,427	810,871	0.3%
	United States Treasury Note/Bond	0.125%	7/15/23	810,781	810,278	0.3%
	United States Treasury Note/Bond	3.000%	2/15/48	617,611	810,232	0.3%
	United States Treasury Note/Bond	0.500%	8/31/27	815,035	809,558	0.3%
	United States Treasury Note/Bond	2.625%	2/15/29	697,211	800,050	0.3%
	United States Treasury Note/Bond	1.750%	6/15/22	776,420	794,619	0.3%
	United States Treasury Note/Bond	0.125%–8.125%	2/15/21–2/15/50	68,609,704	75,976,361	25.0%
					122,887,012	40.5%
Agency Bonds and Notes
[2]	Federal Home Loan
	Mortgage Corp.	0.125%–6.750%	1/13/22–7/15/32	1,108,533	1,240,545	0.4%
[2]	Federal National
	Mortgage Assn.	0.250%–7.250%	10/7/21–7/15/37	1,713,945	1,826,712	0.6%
	Agency Bonds and
	Notes—Other †				1,406,083	0.5%
					4,473,340	1.5%
Conventional Mortgage-Backed Securities
[2,3,4]	Fannie Mae Pool	1.500%–9.500%	1/1/21–1/1/51	21,403,929	22,875,656	7.6%
[2,3]	Freddie Mac Gold Pool	2.000%–10.000%	1/1/21–2/1/49	7,720,069	8,305,976	2.7%
[3]	Ginnie Mae I Pool	3.000%–10.000%	4/15/21–2/15/49	754,511	824,578	0.3%
[3,4]	Ginnie Mae II Pool	2.000%	1/1/51	770,560	805,556	0.3%
[3,4]	Ginnie Mae II Pool	2.000%–8.500%	7/20/23–1/1/51	12,491,384	13,378,882	4.4%
[2,3,4]	UMBS Pool	2.000%	1/1/51	2,953,647	3,068,101	1.0%
[2,3,4]	UMBS Pool	2.500%	1/1/51	1,433,816	1,511,907	0.5%
[2,3,4]	UMBS Pool	2.000%	1/1/36	859,549	898,969	0.3%
[2,3,4]	UMBS Pool	1.500%–6.000%	7/1/26–1/1/51	8,451,847	8,911,855	2.9%
[2,3,4]	UMBS Pool	1.500%–5.000%	11/1/33–1/1/51	1,647,649	1,714,271	0.6%
					62,295,751	20.6%
Nonconventional Mortgage-Backed Securities
[2,3]	Fannie Mae Pool	2.279%	7/1/43	4,471	4,636	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.290%	2.799%	12/1/41	864	899	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.310%	1.889%	9/1/37	1,198	1,239	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.353%	3.353%	1/1/35	68	71	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.392%	2.033%	10/1/37	552	572	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.460%	3.460%	2/1/37	2	2	0.0%

9

Total Bond Market Index Fund

		Face	Market	Percentage
	Maturity	Amount	Value●	of Net
Coupon	Date	($000)	($000)	Assets
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.472%	2.066%	7/1/36	157	163	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.474%	3.338%	3/1/43	2,082	2,115	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.530%	2.104%	12/1/43	667	718	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.553%	2.053%	10/1/34	4	4	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.554%	2.190%	9/1/43	288	291	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.579%	3.584%	4/1/37	21	21	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.597%	2.610%	6/1/43	1,190	1,206	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.607%	2.096%	11/1/33	86	92	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.614%	2.903%	8/1/39	898	931	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.623%	3.623%	2/1/36	314	323	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.625%	2.337%	8/1/35	616	658	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.626%	2.424%	10/1/37	330	342	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.627%	3.627%	3/1/38	105	109	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.633%	3.633%	1/1/35	1	1	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.635%	2.135%	11/1/36	65	69	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.643%	3.381%	1/1/37	208	217	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.658%	2.408%–2.443%	7/1/35–10/1/42	1,087	1,113	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.660%	2.207%	9/1/40	167	178	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.665%	2.540%	6/1/36	34	34	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.682%	3.682%	4/1/36	205	217	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.684%	2.104%	12/1/33	166	178	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.687%	2.911%	6/1/42	1,100	1,152	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.690%	2.212%–3.149%	10/1/39–9/1/42	2,236	2,349	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.693%	2.364%	11/1/39	388	409	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.695%	2.445%	7/1/39	144	151	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.698%	2.453%	8/1/40	402	426	0.0%

10

Total Bond Market Index Fund

		Face	Market	Percentage
	Maturity	Amount	Value●	of Net
Coupon	Date	($000)	($000)	Assets

[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.700%	2.245%–3.128%	7/1/37–10/1/42	2,296	2,428	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.705%	2.108%	11/1/39	201	210	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.711%	2.495%	4/1/36	58	60	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.726%	3.567%	5/1/42	1,031	1,084	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.729%	2.229%	9/1/34	194	200	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.732%	2.537%	9/1/43	1,670	1,730	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.739%	2.614%	6/1/41	141	149	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.747%	2.604%	7/1/41	1,180	1,252	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.748%	3.748%	5/1/35	209	218	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.750%	2.445%–3.750%	2/1/36–10/1/40	402	424	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.771%	3.512%	5/1/42	107	112	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.774%	3.575%	4/1/37	57	62	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.780%	3.496%–3.780%	2/1/41–4/1/41	991	1,019	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.781%	3.098%	7/1/42	522	567	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.792%	3.383%	8/1/42	1,697	1,705	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.795%	2.803%–3.795%	3/1/42	1,214	1,298	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.805%	2.274%	11/1/41	860	927	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.810%	2.185%–3.810%	9/1/33–12/1/40	1,760	1,873	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.813%	2.213%–2.937%	11/1/41–1/1/42	1,073	1,142	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.815%	2.287%–3.815%	11/1/40–12/1/41	2,077	2,213	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.816%	2.573%	9/1/40	818	868	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.819%	3.528%	3/1/41	762	812	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.820%	2.609%	12/1/40	304	323	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.822%	2.327%	12/1/39	352	370	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.824%	3.824%	2/1/41	424	432	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.825%	3.825%	3/1/41	464	503	0.0%

11

Total Bond Market Index Fund

		Face	Market	Percentage
	Maturity	Amount	Value●	of Net
Coupon	Date	($000)	($000)	Assets

[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.826%	2.826%	7/1/38	278	286	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.830%	2.830%	6/1/41	628	668	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.835%	3.526%	1/1/40	555	584	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.840%	2.566%	8/1/39	392	417	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.847%	2.770%	2/1/42	669	721	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.860%	3.610%	5/1/40	139	146	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.880%	2.809%	11/1/34	272	292	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.909%	3.659%	4/1/37	312	334	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.912%	2.787%	5/1/36	76	77	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.925%	2.425%	10/1/37	17	17	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.965%	3.965%	4/1/37	15	15	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 1.989%	3.875%	1/1/37	17	17	0.0%
[2,3,5]	Fannie Mae Pool, 12M
	USD LIBOR + 2.130%	3.293%	10/1/36	207	225	0.0%
[2,3,5]	Fannie Mae Pool,
	1YR CMT + 2.155%	3.780%	12/1/37	397	411	0.0%
[2,3,5]	Fannie Mae Pool,
	1YR CMT + 2.185%	3.325%	5/1/36	34	36	0.0%
[2,3,5]	Fannie Mae Pool,
	1YR CMT + 2.190%	3.815%	12/1/36	5	5	0.0%
[2,3,5]	Fannie Mae Pool,
	1YR CMT + 2.235%	2.360%	12/1/35	2	3	0.0%
[2,3,5]	Fannie Mae Pool,
	1YR CMT + 2.268%	2.393%–3.768%	5/1/33–12/1/35	205	217	0.0%
[2,3,5]	Fannie Mae Pool,
	1YR CMT + 2.275%	2.400%	11/1/32	6	6	0.0%
[2,3,5]	Fannie Mae Pool,
	1YR CMT + 2.313%	3.623%	1/1/35	215	231	0.0%
[2,3,5]	Fannie Mae Pool, 6M
	USD LIBOR + 1.146%	1.396%	4/1/37	618	648	0.0%
[2,3,5]	Fannie Mae Pool, 6M
	USD LIBOR + 1.413%	2.042%	7/1/34	102	108	0.0%
[2,3,5]	Fannie Mae Pool, 6M
	USD LIBOR + 1.840%	2.715%	8/1/37	437	462	0.0%
[2,3]	Fannie Mae REMICS	2.151%	10/25/29	9,371	10,000	0.0%
[2,3,5]	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.158%	2.033%	8/1/37	40	40	0.0%
[2,3,5]	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.511%	3.218%	3/1/37	57	58	0.0%

12

Total Bond Market Index Fund

		Face	Market	Percentage
	Maturity	Amount	Value●	of Net
Coupon	Date	($000)	($000)	Assets

[2,3,5]	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.550%	3.550%	4/1/37	1	1	0.0%
[2,3,5]	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.570%	3.570%	3/1/37	27	29	0.0%
[2,3,5]	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.588%	2.389%	9/1/37	158	163	0.0%
[2,3,5]	Freddie Mac Non Gold Pool,
	12M USD LIBOR + 1.625%	3.625%	1/1/38	77	83	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.640%	2.135%–2.647%	12/1/36–11/1/43	675	708	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.660%	2.160%	10/1/37	447	466	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.695%	3.695%	2/1/37	183	196	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.727%	3.727%	1/1/35	56	58	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.743%	2.118%	12/1/36	401	419	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.745%	3.657%	12/1/40	708	744	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.750%	3.500%–3.750%	4/1/33–5/1/38	59	62	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.765%	2.219%	12/1/36	144	156	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.766%	3.737%	5/1/33	11	12	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.770%	2.245%	12/1/34	7	7	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.780%	2.552%	3/1/36	4	4	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.798%	2.040%	12/1/34	99	101	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.802%	2.987%	6/1/37	544	586	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.830%	2.773%	12/1/35	284	304	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.831%	2.438%–2.831%	1/1/37–3/1/42	673	719	0.0%

13

Total Bond Market Index Fund

		Face	Market	Percentage
	Maturity	Amount	Value●	of Net
Coupon	Date	($000)	($000)	Assets

[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.840%	2.840%	6/1/37	68	73	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.861%	3.213%	2/1/42	215	229	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.867%	2.544%	8/1/37	204	213	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.880%	2.772%–3.880%	5/1/40–6/1/41	1,960	2,066	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.887%	2.537%	12/1/39	110	118	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.889%	3.790%	2/1/42	379	384	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.894%	2.532%	9/1/40	595	632	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.900%	2.363%–2.806%	6/1/40–11/1/40	796	830	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.910%	3.644%–3.910%	1/1/41–2/1/41	692	740	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.995%	3.995%	3/1/37	397	425	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 1.996%	3.309%	5/1/37	660	688	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 12M USD
	LIBOR + 2.085%	4.085%	3/1/38	73	78	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 1YR CMT + 2.125%	2.625%	6/1/35	2	2	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 1YR CMT +
	2.250%	2.378%–3.757%	6/1/34–11/1/36	1,179	1,236	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 1YR CMT + 2.273%	3.773%	6/1/36	8	8	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 1YR CMT + 2.315%	2.440%	12/1/34	23	24	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 1YR CMT + 2.409%	2.534%	11/1/33	1	1	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 1YR CMT + 2.410%	3.769%	10/1/36	379	406	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 1YR CMT + 2.549%	4.048%	3/1/37	87	88	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 6M USD
	LIBOR + 1.355%	1.605%–1.855%	5/1/37–6/1/37	322	331	0.0%

14

Total Bond Market Index Fund

		Face	Market	Percentage
	Maturity	Amount	Value●	of Net
Coupon	Date	($000)	($000)	Assets

[2,3,5]	Freddie Mac Non Gold
	Pool, 6M USD
	LIBOR + 1.570%	1.945%	3/1/37	105	110	0.0%
[2,3,5]	Freddie Mac Non Gold
	Pool, 6M USD
	LIBOR + 1.665%	2.068%	1/1/37	525	556	0.0%
[3,5]	Ginnie Mae II Pool,
	1YR CMT + 1.500%	1.625%–3.125%	6/20/29–1/20/44	15,627	16,191	0.0%
[3,5]	Ginnie Mae II Pool,
	1YR CMT + 2.000%	2.375%–3.625%	11/20/40–5/20/41	420	434	0.0%

					89,572	0.0%

Total U.S. Government and Agency Obligations (Cost $179,741,497)					189,745,675	62.6%
[6]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,192,684) †					7,681,707	2.5%
Corporate Bonds
Finance
[6]	Banking †				18,542,338	6.1%
[6]	Brokerage †				1,014,512	0.3%
[6]	Finance Companies †				847,650	0.3%
	Insurance †				4,104,528	1.4%
[6]	Other Finance †				31,181	0.0%
	Real Estate Investment Trusts †				2,382,043	0.8%
					26,922,252	8.9%
Industrial
[6]	Basic Industry †				2,518,807	0.8%
[6]	Capital Goods †				5,131,669	1.7%
[6]	Communication †				8,432,912	2.8%
[6]	Consumer Cyclical †				6,460,559	2.1%
[6]	Consumer Noncyclical †				14,791,923	4.9%
[6]	Energy †				7,144,931	2.3%
[6]	Other Industrial †				476,151	0.2%
[6]	Technology †				7,793,336	2.6%
[6]	Transportation †				2,291,126	0.7%
					55,041,414	18.1%
Utilities
[6]	Electric †				6,518,807	2.2%
[6]	Natural Gas †				504,951	0.2%
	Other Utility †				151,072	0.0%
					7,174,830	2.4%

Total Corporate Bonds (Cost $80,094,448)					89,138,496	29.4%
[6]Sovereign Bonds (Cost $11,688,100) †					12,481,163	4.1%
Taxable Municipal Bonds (Cost $1,924,006) †					2,293,745	0.8%

15

Total Bond Market Index Fund

		Market	Percentage
		Value●	of Net
Coupon	Shares	($000)	Assets

Temporary Cash Investment
Money Market Fund
[7] Vanguard Market Liquidity Fund
(Cost $10,130,654)	0.111%	101,319,176	10,131,918	3.3%
Total Investments (Cost $290,771,389)			311,472,704	102.7%
Other Assets and Liabilities—Net			(8,285,949)	(2.7%)
Net Assets			303,186,755	100.0%

Cost is in $000s.

●	See Note A in Notes to Financial Statements.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Securities with a value of $1,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2020.

5	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $2,111,272,000, representing 0.7% of net assets.

7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

12M—12-month.

1YR—1-year.

6M—6-month.

CMT—Constant Maturing Treasury Rate.

LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Bond Market Index Fund

Statement of Assets and Liabilities

As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $280,640,735)	301,340,786
Affiliated Issuers (Cost $10,130,654)	10,131,918
Total Investments in Securities	311,472,704
Investment in Vanguard	11,722
Cash	135
Receivables for Investment Securities Sold	337,116
Receivables for Accrued Income	1,543,563
Receivables for Capital Shares Issued	528,863
Other Assets	227
Total Assets	313,894,330
Liabilities
Payables for Investment Securities Purchased	10,382,402
Payables for Capital Shares Redeemed	292,412
Payables for Distributions	26,377
Payables to Vanguard	6,384
Total Liabilities	10,707,575
Net Assets	303,186,755

17

Total Bond Market Index Fund

Statement of Assets and Liabilities (continued)

At December 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	282,298,259
Total Distributable Earnings (Loss)	20,888,496
Net Assets	303,186,755

Investor Shares—Net Assets
Applicable to 138,222,285 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,605,842
Net Asset Value Per Share—Investor Shares	$11.62

ETF Shares—Net Assets
Applicable to 775,223,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	68,244,846
Net Asset Value Per Share—ETF Shares	$88.03

Admiral Shares—Net Assets
Applicable to 10,406,875,820 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	120,908,545
Net Asset Value Per Share—Admiral Shares	$11.62

Institutional Shares—Net Assets
Applicable to 4,563,341,035 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,017,525
Net Asset Value Per Share—Institutional Shares	$11.62

Institutional Plus Shares—Net Assets
Applicable to 2,832,646,935 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,910,152
Net Asset Value Per Share—Institutional Plus Shares	$11.62

Institutional Select Shares—Net Assets
Applicable to 2,280,885,799 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,499,845
Net Asset Value Per Share—Institutional Select Shares	$11.62

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2020
($000)
Investment Income
Income
Interest[1]	6,348,732
Total Income	6,348,732
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,738
Management and Administrative—Investor Shares	2,194
Management and Administrative—ETF Shares	15,327
Management and Administrative—Admiral Shares	47,858
Management and Administrative—Institutional Shares	14,637
Management and Administrative—Institutional Plus Shares	7,129
Management and Administrative—Institutional Select Shares	1,760
Marketing and Distribution—Investor Shares	200
Marketing and Distribution—ETF Shares	2,552
Marketing and Distribution—Admiral Shares	6,114
Marketing and Distribution—Institutional Shares	1,525
Marketing and Distribution—Institutional Plus Shares	384
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	482
Auditing Fees	57
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	563
Shareholders’ Reports—Admiral Shares	730
Shareholders’ Reports—Institutional Shares	275
Shareholders’ Reports—Institutional Plus Shares	69
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	168
Total Expenses	108,763
Net Investment Income	6,239,969
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	1,622,740
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	11,722,932
Net Increase (Decrease) in Net Assets Resulting from Operations	19,585,641

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $31,026,000, $1,000,000, and $968,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $550,845,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,239,969	6,341,474
Realized Net Gain (Loss)	1,622,740	312,316
Change in Unrealized Appreciation (Depreciation)	11,722,932	11,925,643
Net Increase (Decrease) in Net Assets Resulting from Operations	19,585,641	18,579,433
Distributions[1]
Investor Shares	(37,585)	(79,531)
ETF Shares	(1,395,782)	(1,164,386)
Admiral Shares	(2,791,991)	(2,749,165)
Institutional Shares	(1,236,339)	(1,248,249)
Institutional Plus Shares	(677,401)	(618,238)
Institutional Select Shares	(591,436)	(485,541)
Total Distributions	(6,730,534)	(6,345,110)
Capital Share Transactions
Investor Shares	(18,187)	(2,888,656)
ETF Shares	17,275,399	9,751,333
Admiral Shares	8,318,123	13,466,314
Institutional Shares	3,111,383	4,332,735
Institutional Plus Shares	7,986,922	3,077,058
Institutional Select Shares	5,000,789	4,677,528
Net Increase (Decrease) from Capital Share Transactions	41,674,429	32,416,312
Total Increase (Decrease)	54,529,536	44,650,635
Net Assets
Beginning of Period	248,657,219	204,006,584
End of Period	303,186,755	248,657,219

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$10.64
Investment Operations
Net Investment Income	.247[1]	.294[1]	.279[1]	.260[1]	.254
Net Realized and Unrealized Gain (Loss) on Investments	.589	.597	(.296)	.105	.015
Total from Investment Operations	.836	.891	(.017)	.365	.269
Distributions
Dividends from Net Investment Income	(.247)	(.291)	(.280)	(.260)	(.254)
Distributions from Realized Capital Gains	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.266)	(.291)	(.283)	(.265)	(.259)
Net Asset Value, End of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return[2]	7.61%	8.61%	-0.13%	3.45%	2.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,606	$1,546	$4,250	$5,166	$5,969
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.74%	2.68%	2.42%	2.30%
Portfolio Turnover Rate[3,4]	79%	31%	54%	55%	61%
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4	Includes 29%, 10%, 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$83.71	$79.16	$81.46	$80.64	$80.58
Investment Operations
Net Investment Income	1.962[1]	2.295[1]	2.209[1]	2.053[1]	1.995
Net Realized and Unrealized Gain (Loss) on Investments	4.455	4.535	(2.280)	.842	.096
Total from Investment Operations	6.417	6.830	(.071)	2.895	2.091
Distributions
Dividends from Net Investment Income	(1.954)	(2.280)	(2.210)	(2.038)	(1.995)
Distributions from Realized Capital Gains	(.143)	—	(.019)	(.037)	(.036)
Total Distributions	(2.097)	(2.280)	(2.229)	(2.075)	(2.031)
Net Asset Value, End of Period	$88.03	$83.71	$79.16	$81.46	$80.64
Total Return	7.71%	8.71%	-0.04%	3.62%	2.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,245	$48,456	$36,528	$37,247	$31,445
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.78%	2.79%	2.52%	2.40%
Portfolio Turnover Rate[2,3]	79%	31%	54%	55%	61%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3	Includes 29%, 10%, 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$10.64
Investment Operations
Net Investment Income	.258[1]	.301[1]	.290[1]	.271[1]	.265
Net Realized and Unrealized Gain (Loss) on Investments	.590	.601	(.297)	.105	.015
Total from Investment Operations	.848	.902	(.007)	.376	.280
Distributions
Dividends from Net Investment Income	(.259)	(.302)	(.290)	(.271)	(.265)
Distributions from Realized Capital Gains	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.278)	(.302)	(.293)	(.276)	(.270)
Net Asset Value, End of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return[2]	7.72%	8.71%	-0.03%	3.56%	2.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$120,909	$107,098	$88,281	$82,839	$72,592
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.78%	2.78%	2.52%	2.40%
Portfolio Turnover Rate[3,4]	79%	31%	54%	55%	61%
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4	Includes 29%, 10%, 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Bond Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$10.64
Investment Operations
Net Investment Income	.260[1]	.303[1]	.292[1]	.272[1]	.266
Net Realized and Unrealized Gain (Loss) on Investments	.590	.601	(.297)	.105	.015
Total from Investment Operations	.850	.904	(.005)	.377	.281
Distributions
Dividends from Net Investment Income	(.261)	(.304)	(.292)	(.272)	(.266)
Distributions from Realized Capital Gains	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.280)	(.304)	(.295)	(.277)	(.271)
Net Asset Value, End of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return	7.74%	8.73%	-0.01%	3.57%	2.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,018	$47,477	$40,728	$39,101	$34,167
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.79%	2.79%	2.53%	2.41%
Portfolio Turnover Rate[2,3]	79%	31%	54%	55%	61%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3	Includes 29%, 10%, 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$10.64
Investment Operations
Net Investment Income	.260[1]	.304[1]	.292[1]	.273[1]	.267
Net Realized and Unrealized Gain (Loss) on Investments	.590	.600	(.297)	.105	.015
Total from Investment Operations	.850	.904	(.005)	.378	.282
Distributions
Dividends from Net Investment Income	(.261)	(.304)	(.292)	(.273)	(.267)
Distributions from Realized Capital Gains	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.280)	(.304)	(.295)	(.278)	(.272)
Net Asset Value, End of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return	7.74%	8.74%	-0.01%	3.58%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,910	$23,679	$19,399	$19,488	$22,203
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.03%
Ratio of Net Investment Income to
Average Net Assets	2.25%	2.80%	2.80%	2.54%	2.42%
Portfolio Turnover Rate[2,3]	79%	31%	54%	55%	61%
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3	Includes 29%, 10%, 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total Bond Market Index Fund

Financial Highlights

Institutional Select Shares

					June 24,
		Year Ended December 31,			2016[1] to
For a Share Outstanding					Dec. 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$11.03
Investment Operations
Net Investment Income	.262[2]	.306[2]	.295[2]	.275[2]	.135
Net Realized and Unrealized Gain (Loss) on Investments	.591	.600	(.298)	.105	(.375)
Total from Investment Operations	.853	.906	(.003)	.380	(.240)
Distributions
Dividends from Net Investment Income	(.264)	(.306)	(.294)	(.275)	(.135)
Distributions from Realized Capital Gains	(.019)	—	(.003)	(.005)	(.005)
Total Distributions	(.283)	(.306)	(.297)	(.280)	(.140)
Net Asset Value, End of Period	$11.62	$11.05	$10.45	$10.75	$10.65
Total Return	7.76%	8.76%	0.01%	3.60%	-2.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,500	$20,401	$14,821	$12,031	$5,438
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to
Average Net Assets	2.28%	2.81%	2.82%	2.56%	2.41%[3]
Portfolio Turnover Rate[4,5]	79%	31%	54%	55%	61%[6]
1	Inception.

2	Calculated based on average shares outstanding.

3	Annualized.

4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5	Includes 29%, 10%, 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.

6	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that

27

Total Bond Market Index Fund

counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2020, counterparties had deposited in segregated accounts securities with a value of $6,713,000 and cash of $9,147,000 in connection with TBA transactions.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective

28

Total Bond Market Index Fund

rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $11,722,000, representing less than 0.01% of the fund’s net assets and 4.69% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

29

Total Bond Market Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	189,745,675	—	189,745,675
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,681,707	—	7,681,707
Corporate Bonds	—	89,138,496	—	89,138,496
Sovereign Bonds	—	12,481,163	—	12,481,163
Taxable Municipal Bonds	—	2,293,745	—	2,293,745
Temporary Cash Investments	10,131,918	—	—	10,131,918
Total	10,131,918	301,340,786	—	311,472,704

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	584,255
Total Distributable Earnings (Loss)	(584,255)

30

Total Bond Market Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	13,561
Undistributed Long-Term Gains	175,852
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	20,699,083

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	6,368,646	6,345,110
Long-Term Capital Gains	361,888	—
Total	6,730,534	6,345,110

* Includes short-term capital gains, if any.

As of December 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	290,773,621
Gross Unrealized Appreciation	21,094,423
Gross Unrealized Depreciation	(395,340)
Net Unrealized Appreciation (Depreciation)	20,699,083

E. During the year ended December 31, 2020, the fund purchased $99,571,006,000 of investment securities and sold $76,918,650,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $166,897,214,000 and $148,187,794,000, respectively. Total purchases and sales include $21,148,508,000 and $7,713,738,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

31

Total Bond Market Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	277,616	24,164	314,902	29,205
Issued in Lieu of Cash Distributions	37,585	3,257	72,635	6,735
Redeemed[1]	(333,388)	(29,115)	(3,276,193)	(302,720)
Net Increase (Decrease)—Investor Shares	(18,187)	(1,694)	(2,888,656)	(266,780)
ETF Shares
Issued	27,271,248	312,300	10,954,123	132,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,995,849)	(115,900)	(1,202,790)	(14,600)
Net Increase (Decrease)—ETF Shares	17,275,399	196,400	9,751,333	117,400
Admiral Shares
Issued[1]	32,833,629	2,855,959	28,133,518	2,599,563
Issued in Lieu of Cash Distributions	2,526,849	218,973	2,478,605	227,640
Redeemed	(27,042,355)	(2,361,365)	(17,145,809)	(1,581,483)
Net Increase (Decrease)—Admiral Shares	8,318,123	713,567	13,466,314	1,245,720
Institutional Shares
Issued	16,333,166	1,419,275	12,742,108	1,173,938
Issued in Lieu of Cash Distributions	1,171,471	101,527	1,175,382	107,971
Redeemed	(14,393,254)	(1,254,567)	(9,584,755)	(882,050)
Net Increase (Decrease)—Institutional Shares	3,111,383	266,235	4,332,735	399,859
Institutional Plus Shares
Issued	13,383,222	1,159,783	7,083,423	653,802
Issued in Lieu of Cash Distributions	639,039	55,349	581,981	53,455
Redeemed	(6,035,339)	(525,670)	(4,588,346)	(420,358)
Net Increase (Decrease)—Institutional Plus Shares	7,986,922	689,462	3,077,058	286,899
Institutional Select Shares
Issued	5,969,746	520,606	4,809,687	441,094
Issued in Lieu of Cash Distributions	591,436	51,240	485,541	44,575
Redeemed	(1,560,393)	(137,429)	(617,700)	(57,430)
Net Increase (Decrease)— Institutional Select Shares	5,000,789	434,417	4,677,528	428,239

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares— Redeemed and Admiral Shares—Issued include 250,589,000 and 250,589,000, shares, respectively, in the amount of $2,708,595,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

32

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments–investments summary of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

33

Special 2020 tax information (unaudited) for Vanguard Total Bond Market Index Fund

This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $387,947,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 87.2% of income dividends are interest-related dividends.

The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 97.3%.

34

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total Bond Market Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total Bond Market Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total Bond Market Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total Bond Market Index Fund or the owners of the Total Bond Market Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total Bond Market Index Fund. Investors acquire the Total Bond Market Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total Bond Market Index Fund. The Total Bond Market Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total Bond Market Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total Bond Market Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total Bond Market Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total Bond Market Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total Bond Market Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total Bond Market Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL BOND MARKET INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2021 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc. All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636. Vanguard Marketing Corporation, Distributor.

Q840 022021

Annual Report  |  December 31, 2020
Vanguard Total Bond Market II Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2020, Vanguard Total Bond Market II Index Fund returned 7.31% for Investor Shares and 7.38% for Institutional Shares. The fund’s benchmark index returned 7.75%. The lack of liquidity in the bond market in March contributed to the greater-than-usual divergence of the fund’s return from its benchmark index.
•	The emergence of COVID-19 in early 2020 turned into a global health crisis, and aggressive attempts to contain it resulted in a sharp downturn in economic activity. Unemployment spiked, and sectors where social distancing isn't possible were hit hard. Policymakers were quick to provide robust fiscal and monetary stimulus to blunt the pandemic’s economic impact. Many central banks slashed short-term interest rates and expanded or extended asset-purchase programs.
•	With yields falling and prices rising, U.S. Treasuries posted a return of 8.00%. Mortgage-backed securities returned less than that, as low mortgage rates led to plenty of supply—but corporate bonds fared even better than Treasuries, returning 9.89%.
•	By credit quality, lower-rated investment-grade bonds generally did better than higher-rated ones; by maturity, longer-dated bonds significantly outperformed.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2020
	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,012.70	$0.46
Institutional Shares	1,000.00	1,013.00	0.10
Based on Hypothetical 5% Yearly Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,024.68	$0.46
Institutional Shares	1,000.00	1,025.04	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Total Bond Market II Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market II Index Fund Investor Shares	7.31%	4.33%	3.68%	$14,349
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	14,644

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Bond Market II Index Fund Institutional Shares	7.38%	4.40%	3.75%	$7,223,537
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.75	4.53	3.89	7,321,867
See Financial Highlights for dividend and capital gains information.

Total Bond Market II Index Fund
Fund Allocation
As of December 31, 2020
Asset-Backed/Commercial Mortgage-Backed Securities	2.5%
Corporate Bonds	29.7
Sovereign Bonds	4.0
Taxable Municipal Bonds	0.8
U.S. Government and Agency Obligations	63.0
The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market II Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (62.5%)
U.S. Government Securities (40.7%)
United States Treasury Note/Bond	8.125%	8/15/21	34,550	36,224
United States Treasury Note/Bond	1.500%	11/30/21	13,553	13,725
United States Treasury Note/Bond	1.750%	11/30/21	420,296	426,469
United States Treasury Note/Bond	1.875%	11/30/21	150,425	152,822
United States Treasury Note/Bond	2.625%	12/15/21	272,994	279,478
United States Treasury Note/Bond	2.000%	12/31/21	156,840	159,756
United States Treasury Note/Bond	2.125%	12/31/21	116,875	119,194
United States Treasury Note/Bond	2.500%	1/15/22	379,491	388,800
United States Treasury Note/Bond	1.375%	1/31/22	103,740	105,134
United States Treasury Note/Bond	1.500%	1/31/22	324,393	329,208
United States Treasury Note/Bond	1.875%	1/31/22	323,028	329,135
United States Treasury Note/Bond	2.000%	2/15/22	39,412	40,237
United States Treasury Note/Bond	2.500%	2/15/22	240,133	246,512
United States Treasury Note/Bond	1.125%	2/28/22	589,495	596,403
United States Treasury Note/Bond	1.750%	2/28/22	235,777	240,198
United States Treasury Note/Bond	1.875%	2/28/22	304,490	310,675
United States Treasury Note/Bond	2.375%	3/15/22	200,000	205,375
United States Treasury Note/Bond	0.375%	3/31/22	1,162,069	1,165,700
United States Treasury Note/Bond	1.750%	3/31/22	202,337	206,415
United States Treasury Note/Bond	1.875%	3/31/22	345,707	353,216
United States Treasury Note/Bond	0.125%	4/30/22	981,980	982,133
United States Treasury Note/Bond	0.125%	5/31/22	209,080	209,113
United States Treasury Note/Bond	1.750%	5/31/22	67,332	68,868
United States Treasury Note/Bond	1.750%	6/15/22	317,504	324,946
United States Treasury Note/Bond	0.125%	6/30/22	21,880	21,880
United States Treasury Note/Bond	1.750%	6/30/22	367,600	376,503
United States Treasury Note/Bond	2.125%	6/30/22	135,735	139,786
United States Treasury Note/Bond	1.750%	7/15/22	348,260	356,912
United States Treasury Note/Bond	0.125%	7/31/22	380,856	380,915
United States Treasury Note/Bond	1.875%	7/31/22	269,263	276,668
United States Treasury Note/Bond	2.000%	7/31/22	187,730	193,245
United States Treasury Note/Bond	1.500%	8/15/22	365,753	373,868
United States Treasury Note/Bond	1.625%	8/15/22	259,234	265,512
United States Treasury Note/Bond	0.125%	8/31/22	331,745	331,745
United States Treasury Note/Bond	1.625%	8/31/22	341,015	349,434
United States Treasury Note/Bond	1.875%	8/31/22	229,931	236,577
United States Treasury Note/Bond	1.500%	9/15/22	583,810	597,311
United States Treasury Note/Bond	0.125%	9/30/22	55,072	55,072
United States Treasury Note/Bond	1.750%	9/30/22	268,153	275,695

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.875%	9/30/22	250,061	257,641
United States Treasury Note/Bond	1.375%	10/15/22	447,361	457,287
United States Treasury Note/Bond	0.125%	10/31/22	325,760	325,760
United States Treasury Note/Bond	1.875%	10/31/22	317,955	328,040
United States Treasury Note/Bond	2.000%	10/31/22	320,049	330,951
United States Treasury Note/Bond	1.625%	11/15/22	576,460	592,493
United States Treasury Note/Bond	0.125%	11/30/22	472,365	472,365
United States Treasury Note/Bond	2.000%	11/30/22	593,275	614,318
United States Treasury Note/Bond	1.625%	12/15/22	914,345	940,918
United States Treasury Note/Bond	2.125%	12/31/22	583,086	606,227
United States Treasury Note/Bond	1.500%	1/15/23	9,420	9,682
United States Treasury Note/Bond	1.750%	1/31/23	279,340	288,680
United States Treasury Note/Bond	2.375%	1/31/23	81,440	85,207
United States Treasury Note/Bond	1.375%	2/15/23	100,000	102,625
United States Treasury Note/Bond	2.000%	2/15/23	375,850	390,649
United States Treasury Note/Bond	1.500%	2/28/23	247,637	254,911
United States Treasury Note/Bond	2.625%	2/28/23	133,984	141,144
United States Treasury Note/Bond	0.500%	3/15/23	633,593	638,741
United States Treasury Note/Bond	1.500%	3/31/23	100,115	103,150
United States Treasury Note/Bond	2.500%	3/31/23	394,925	415,782
United States Treasury Note/Bond	0.250%	4/15/23	903,380	905,638
United States Treasury Note/Bond	1.625%	4/30/23	151,271	156,471
United States Treasury Note/Bond	2.750%	4/30/23	153,300	162,570
United States Treasury Note/Bond	0.125%	5/15/23	1,216,645	1,216,265
United States Treasury Note/Bond	1.750%	5/15/23	124,775	129,493
United States Treasury Note/Bond	1.625%	5/31/23	122,505	126,869
United States Treasury Note/Bond	2.750%	5/31/23	65,346	69,430
United States Treasury Note/Bond	0.250%	6/15/23	1,154,255	1,157,141
United States Treasury Note/Bond	1.375%	6/30/23	254,587	262,344
United States Treasury Note/Bond	2.625%	6/30/23	191,146	202,913
United States Treasury Note/Bond	0.125%	7/15/23	557,552	557,204
United States Treasury Note/Bond	1.250%	7/31/23	133,182	136,969
United States Treasury Note/Bond	2.750%	7/31/23	86,268	92,037
United States Treasury Note/Bond	0.125%	8/15/23	1,170,180	1,169,449
United States Treasury Note/Bond	2.500%	8/15/23	209,285	222,136
United States Treasury Note/Bond	1.375%	8/31/23	344,995	356,207
United States Treasury Note/Bond	2.750%	8/31/23	50,000	53,438
United States Treasury Note/Bond	0.125%	9/15/23	737,215	736,639
United States Treasury Note/Bond	1.375%	9/30/23	152,840	157,951
United States Treasury Note/Bond	0.125%	10/15/23	1,005,354	1,004,569
United States Treasury Note/Bond	1.625%	10/31/23	50,000	52,078
United States Treasury Note/Bond	2.875%	10/31/23	114,000	122,728
United States Treasury Note/Bond	0.250%	11/15/23	818,010	820,311
United States Treasury Note/Bond	2.750%	11/15/23	349,215	375,188
United States Treasury Note/Bond	2.125%	11/30/23	182,625	193,069
United States Treasury Note/Bond	2.875%	11/30/23	197,846	213,426
United States Treasury Note/Bond	0.125%	12/15/23	809,920	808,908
United States Treasury Note/Bond	2.250%	12/31/23	120,863	128,379
United States Treasury Note/Bond	2.625%	12/31/23	1,015,123	1,089,354
United States Treasury Note/Bond	2.250%	1/31/24	197,225	209,798
United States Treasury Note/Bond	2.500%	1/31/24	686,069	734,951
United States Treasury Note/Bond	2.750%	2/15/24	270,399	292,115
United States Treasury Note/Bond	2.125%	2/29/24	153,000	162,348
United States Treasury Note/Bond	2.375%	2/29/24	298,197	318,791
United States Treasury Note/Bond	2.125%	3/31/24	708,094	752,350

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	2.000%	4/30/24	280,940	297,753
United States Treasury Note/Bond	2.250%	4/30/24	134,542	143,708
United States Treasury Note/Bond	2.500%	5/15/24	366,753	395,119
United States Treasury Note/Bond	2.000%	5/31/24	268,571	284,979
United States Treasury Note/Bond	1.750%	6/30/24	355,810	374,824
United States Treasury Note/Bond	2.000%	6/30/24	230,940	245,302
United States Treasury Note/Bond	1.750%	7/31/24	177,500	187,207
United States Treasury Note/Bond	2.125%	7/31/24	195,665	208,995
United States Treasury Note/Bond	2.375%	8/15/24	659,320	710,417
United States Treasury Note/Bond	1.875%	8/31/24	243,460	258,106
United States Treasury Note/Bond	1.500%	9/30/24	396,425	415,131
United States Treasury Note/Bond	2.125%	9/30/24	248,720	266,208
United States Treasury Note/Bond	1.500%	10/31/24	76,061	79,710
United States Treasury Note/Bond	2.250%	10/31/24	359,393	386,853
United States Treasury Note/Bond	2.250%	11/15/24	483,372	520,682
United States Treasury Note/Bond	1.500%	11/30/24	702,564	736,704
United States Treasury Note/Bond	2.125%	11/30/24	141,200	151,481
United States Treasury Note/Bond	1.750%	12/31/24	40,235	42,611
United States Treasury Note/Bond	2.250%	12/31/24	285,467	308,037
United States Treasury Note/Bond	2.500%	1/31/25	262,225	285,989
United States Treasury Note/Bond	2.000%	2/15/25	212,509	227,517
United States Treasury Note/Bond	1.125%	2/28/25	1,033,810	1,070,155
United States Treasury Note/Bond	2.750%	2/28/25	333,477	367,554
United States Treasury Note/Bond	0.500%	3/31/25	1,007,989	1,017,124
United States Treasury Note/Bond	0.375%	4/30/25	603,909	606,079
United States Treasury Note/Bond	2.875%	4/30/25	267,029	296,652
United States Treasury Note/Bond	2.125%	5/15/25	256,221	276,519
United States Treasury Note/Bond	0.250%	5/31/25	481,780	480,801
United States Treasury Note/Bond	2.875%	5/31/25	174,085	193,697
United States Treasury Note/Bond	0.250%	6/30/25	441,568	440,395
United States Treasury Note/Bond	2.750%	6/30/25	179,285	198,810
United States Treasury Note/Bond	0.250%	7/31/25	425,550	424,220
United States Treasury Note/Bond	2.875%	7/31/25	233,510	260,656
United States Treasury Note/Bond	2.000%	8/15/25	189,083	203,677
United States Treasury Note/Bond	6.875%	8/15/25	40,840	53,022
United States Treasury Note/Bond	0.250%	8/31/25	466,895	465,290
United States Treasury Note/Bond	2.750%	8/31/25	186,630	207,509
United States Treasury Note/Bond	0.250%	9/30/25	407,661	406,005
United States Treasury Note/Bond	0.250%	10/31/25	683,693	680,702
United States Treasury Note/Bond	2.250%	11/15/25	434,690	474,763
United States Treasury Note/Bond	0.375%	11/30/25	822,280	823,308
United States Treasury Note/Bond	2.875%	11/30/25	416,497	467,583
United States Treasury Note/Bond	0.375%	12/31/25	196,375	196,498
United States Treasury Note/Bond	1.625%	2/15/26	534,932	568,867
United States Treasury Note/Bond	2.500%	2/28/26	384,057	425,583
United States Treasury Note/Bond	2.250%	3/31/26	467,794	512,892
United States Treasury Note/Bond	2.375%	4/30/26	160,000	176,650
United States Treasury Note/Bond	1.625%	5/15/26	519,377	552,812
United States Treasury Note/Bond	2.125%	5/31/26	378,579	413,183
United States Treasury Note/Bond	1.875%	6/30/26	333,440	359,698
United States Treasury Note/Bond	1.875%	7/31/26	282,000	304,384
United States Treasury Note/Bond	1.500%	8/15/26	634,832	671,930
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,869
United States Treasury Note/Bond	1.375%	8/31/26	430,805	453,018
United States Treasury Note/Bond	1.625%	9/30/26	56,188	59,875

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.625%	10/31/26	346,480	369,380
United States Treasury Note/Bond	2.000%	11/15/26	366,562	398,751
United States Treasury Note/Bond	6.500%	11/15/26	36,215	48,794
United States Treasury Note/Bond	1.625%	11/30/26	180,570	192,561
United States Treasury Note/Bond	1.750%	12/31/26	361,253	388,065
United States Treasury Note/Bond	1.500%	1/31/27	1,190	1,261
United States Treasury Note/Bond	2.250%	2/15/27	6,056	6,692
United States Treasury Note/Bond	6.625%	2/15/27	39,650	54,234
United States Treasury Note/Bond	1.125%	2/28/27	772,870	801,128
United States Treasury Note/Bond	0.625%	3/31/27	1,023,965	1,029,725
United States Treasury Note/Bond	0.500%	4/30/27	1,308,350	1,304,466
United States Treasury Note/Bond	2.375%	5/15/27	43,030	47,978
United States Treasury Note/Bond	0.500%	5/31/27	586,412	584,121
United States Treasury Note/Bond	0.500%	6/30/27	608,125	605,274
United States Treasury Note/Bond	0.375%	7/31/27	743,115	733,013
United States Treasury Note/Bond	2.250%	8/15/27	342,539	379,630
United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,429
United States Treasury Note/Bond	0.500%	8/31/27	569,230	565,405
United States Treasury Note/Bond	0.375%	9/30/27	554,655	545,902
United States Treasury Note/Bond	0.500%	10/31/27	1,008,957	1,000,444
United States Treasury Note/Bond	2.250%	11/15/27	187,761	208,414
United States Treasury Note/Bond	6.125%	11/15/27	55,808	76,518
United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	1,040,020
United States Treasury Note/Bond	0.625%	12/31/27	347,200	346,658
United States Treasury Note/Bond	2.750%	2/15/28	182,470	209,128
United States Treasury Note/Bond	2.875%	5/15/28	181,973	210,775
United States Treasury Note/Bond	2.875%	8/15/28	442,152	513,380
United States Treasury Note/Bond	5.500%	8/15/28	45,575	61,761
United States Treasury Note/Bond	3.125%	11/15/28	280,130	331,516
United States Treasury Note/Bond	5.250%	11/15/28	76,342	102,752
United States Treasury Note/Bond	2.625%	2/15/29	76,983	88,338
United States Treasury Note/Bond	5.250%	2/15/29	52,279	70,773
United States Treasury Note/Bond	1.625%	8/15/29	102,706	109,831
United States Treasury Note/Bond	6.125%	8/15/29	37,930	54,868
United States Treasury Note/Bond	1.750%	11/15/29	150,000	162,047
United States Treasury Note/Bond	1.500%	2/15/30	1,093,597	1,156,479
United States Treasury Note/Bond	0.625%	5/15/30	780,552	762,868
United States Treasury Note/Bond	6.250%	5/15/30	114,435	170,365
United States Treasury Note/Bond	0.625%	8/15/30	834,646	813,520
United States Treasury Note/Bond	0.875%	11/15/30	940,884	937,209
United States Treasury Note/Bond	5.375%	2/15/31	128,675	184,548
United States Treasury Note/Bond	4.500%	2/15/36	188,843	276,891
United States Treasury Note/Bond	4.750%	2/15/37	78,500	119,516
United States Treasury Note/Bond	5.000%	5/15/37	77,327	121,041
United States Treasury Note/Bond	4.375%	2/15/38	204,635	303,787
United States Treasury Note/Bond	4.500%	5/15/38	83,579	126,048
United States Treasury Note/Bond	3.500%	2/15/39	46,194	62,643
United States Treasury Note/Bond	4.250%	5/15/39	117,867	174,701
United States Treasury Note/Bond	4.500%	8/15/39	100,656	153,815
United States Treasury Note/Bond	4.375%	11/15/39	120,905	182,604
United States Treasury Note/Bond	4.625%	2/15/40	84,805	131,991
United States Treasury Note/Bond	1.125%	5/15/40	703,410	667,250
United States Treasury Note/Bond	4.375%	5/15/40	109,320	165,705
United States Treasury Note/Bond	1.125%	8/15/40	348,110	329,399
United States Treasury Note/Bond	3.875%	8/15/40	140,325	200,862

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	11/15/40	339,440	335,462
	United States Treasury Note/Bond	4.250%	11/15/40	141,854	212,870
	United States Treasury Note/Bond	4.750%	2/15/41	78,692	125,612
	United States Treasury Note/Bond	4.375%	5/15/41	117,000	179,229
	United States Treasury Note/Bond	3.750%	8/15/41	145,310	206,295
	United States Treasury Note/Bond	3.125%	11/15/41	133,056	173,825
	United States Treasury Note/Bond	3.125%	2/15/42	153,742	201,378
	United States Treasury Note/Bond	3.000%	5/15/42	138,000	177,352
	United States Treasury Note/Bond	2.750%	8/15/42	212,528	263,203
	United States Treasury Note/Bond	2.750%	11/15/42	243,319	301,107
	United States Treasury Note/Bond	3.125%	2/15/43	264,159	346,131
	United States Treasury Note/Bond	2.875%	5/15/43	365,700	461,982
	United States Treasury Note/Bond	3.625%	8/15/43	290,652	410,182
	United States Treasury Note/Bond	3.750%	11/15/43	237,806	341,995
	United States Treasury Note/Bond	3.625%	2/15/44	348,494	492,956
	United States Treasury Note/Bond	3.375%	5/15/44	204,400	279,262
	United States Treasury Note/Bond	3.125%	8/15/44	306,150	403,400
	United States Treasury Note/Bond	3.000%	11/15/44	295,089	381,587
	United States Treasury Note/Bond	2.500%	2/15/45	377,882	450,270
	United States Treasury Note/Bond	3.000%	5/15/45	362,154	469,668
	United States Treasury Note/Bond	2.875%	8/15/45	365,506	464,821
	United States Treasury Note/Bond	3.000%	11/15/45	142,327	185,070
	United States Treasury Note/Bond	2.500%	2/15/46	302,948	361,644
	United States Treasury Note/Bond	2.500%	5/15/46	332,873	397,523
	United States Treasury Note/Bond	2.250%	8/15/46	334,838	382,029
	United States Treasury Note/Bond	2.875%	11/15/46	266,990	340,954
	United States Treasury Note/Bond	3.000%	2/15/47	251,099	328,234
	United States Treasury Note/Bond	3.000%	5/15/47	202,051	264,466
	United States Treasury Note/Bond	2.750%	8/15/47	265,418	332,602
	United States Treasury Note/Bond	2.750%	11/15/47	310,732	389,726
	United States Treasury Note/Bond	3.000%	2/15/48	375,470	492,570
	United States Treasury Note/Bond	3.125%	5/15/48	411,233	551,695
	United States Treasury Note/Bond	3.000%	8/15/48	454,182	597,107
[1]	United States Treasury Note/Bond	3.375%	11/15/48	336,303	472,138
	United States Treasury Note/Bond	3.000%	2/15/49	312,173	411,483
	United States Treasury Note/Bond	2.875%	5/15/49	463,731	598,503
	United States Treasury Note/Bond	2.250%	8/15/49	354,020	404,910
	United States Treasury Note/Bond	2.375%	11/15/49	240,699	282,596
	United States Treasury Note/Bond	2.000%	2/15/50	471,024	511,429
	United States Treasury Note/Bond	1.250%	5/15/50	738,574	669,563
	United States Treasury Note/Bond	1.375%	8/15/50	505,956	473,385
	United States Treasury Note/Bond	1.625%	11/15/50	736,485	732,803
					90,229,361
Agency Bonds and Notes (1.4%)
[2]	AID-Iraq	2.149%	1/18/22	9,025	9,206
[2]	AID-Israel	5.500%	9/18/23	6,500	7,413
[2]	AID-Israel	5.500%	12/4/23	7,002	8,058
[2]	AID-Israel	5.500%	4/26/24	5,575	6,508
[2]	AID-Israel	5.500%	9/18/33	150	221
[2]	AID-Jordan	2.578%	6/30/22	3,180	3,280
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,699
[2]	AID-Ukraine	1.471%	9/29/21	6,825	6,868
	Federal Farm Credit Banks	3.050%	11/15/21	6,050	6,204
	Federal Farm Credit Banks	1.600%	12/28/21	10,300	10,452
	Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,156

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Farm Credit Banks	0.375%	4/8/22	40,000	40,126
	Federal Farm Credit Banks	0.125%	11/23/22	24,000	23,994
	Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,549
	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,595
[3]	Federal Home Loan Banks	3.000%	10/12/21	81,300	83,118
	Federal Home Loan Banks	1.625%	11/19/21	38,030	38,536
	Federal Home Loan Banks	1.875%	11/29/21	79,160	80,426
	Federal Home Loan Banks	1.625%	12/20/21	66,960	67,933
	Federal Home Loan Banks	0.250%	6/3/22	39,275	39,339
	Federal Home Loan Banks	2.125%	6/10/22	7,750	7,971
	Federal Home Loan Banks	0.125%	8/12/22	18,850	18,844
[3]	Federal Home Loan Banks	2.000%	9/9/22	11,665	12,028
	Federal Home Loan Banks	0.125%	10/21/22	42,250	42,233
	Federal Home Loan Banks	1.375%	2/17/23	40,000	41,039
	Federal Home Loan Banks	2.125%	3/10/23	28,800	30,041
	Federal Home Loan Banks	2.500%	2/13/24	44,590	47,741
	Federal Home Loan Banks	2.875%	6/14/24	200	218
	Federal Home Loan Banks	1.500%	8/15/24	19,940	20,842
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,877
	Federal Home Loan Banks	2.875%	9/13/24	1,000	1,096
	Federal Home Loan Banks	0.500%	4/14/25	25,900	26,040
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,982
	Federal Home Loan Banks	3.250%	11/16/28	19,645	23,379
	Federal Home Loan Banks	5.500%	7/15/36	20,850	32,193
[4]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	72,630
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	20,000	20,033
[3,4]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	25,350	25,342
[4]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	3,000	3,015
[4]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	34,000	34,172
[3,4]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	45,351
[4]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	42,000	42,086
[4]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	52,625	52,711
[4]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	48,000	48,067
[4]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	34,910	34,830
[4]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	86,460	86,564
[4]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	60,000	60,074
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	62,804
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,000	43,946
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	107,711
[3,4]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,836
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,301	54,593
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	31,178	48,231
[4]	Federal National Mortgage Assn.	1.375%	10/7/21	44,250	44,677
[4]	Federal National Mortgage Assn.	2.000%	1/5/22	101,000	102,911
[4]	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,074
[4]	Federal National Mortgage Assn.	1.875%	4/5/22	61,000	62,336
[4]	Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,453
[4]	Federal National Mortgage Assn.	1.375%	9/6/22	15,115	15,425
[4]	Federal National Mortgage Assn.	2.000%	10/5/22	69,818	72,094
[4]	Federal National Mortgage Assn.	2.375%	1/19/23	25,381	26,533
[4]	Federal National Mortgage Assn.	0.250%	5/22/23	30,000	30,066
[4]	Federal National Mortgage Assn.	0.250%	7/10/23	30,000	30,055
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	53,588
[4]	Federal National Mortgage Assn.	0.250%	11/27/23	69,000	69,084
[4]	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	48,386

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	43,273
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,517
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	40,897
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	45,492
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,224
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	26,112
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	86,312
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	55,000	55,152
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	45,984
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	32,796
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	98,140	98,153
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	17,526	25,018
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	27,397
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	32,760	50,804
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	84,000	82,538
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	27,435	41,611
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	5,397
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	512
[2,3]	Private Export Funding Corp.	4.300%	12/15/21	7,760	8,056
[2,3]	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,163
[2,3]	Private Export Funding Corp.	2.050%	11/15/22	15,525	16,027
[2,3]	Private Export Funding Corp.	3.550%	1/15/24	16,425	17,974
[2,3]	Private Export Funding Corp.	2.450%	7/15/24	4,955	5,303
[2]	Private Export Funding Corp.	1.750%	11/15/24	3,115	3,273
[2,3]	Private Export Funding Corp.	3.250%	6/15/25	3,250	3,628
	Tennessee Valley Authority	1.875%	8/15/22	3,875	3,979
	Tennessee Valley Authority	2.875%	9/15/24	12,231	13,382
	Tennessee Valley Authority	0.750%	5/15/25	3,000	3,040
[3]	Tennessee Valley Authority	6.750%	11/1/25	19,581	25,340
[3]	Tennessee Valley Authority	2.875%	2/1/27	25,750	28,997
	Tennessee Valley Authority	7.125%	5/1/30	9,625	14,711
[3]	Tennessee Valley Authority	4.700%	7/15/33	6,375	8,762
	Tennessee Valley Authority	4.650%	6/15/35	4,000	5,545
	Tennessee Valley Authority	5.880%	4/1/36	6,795	10,457
	Tennessee Valley Authority	6.150%	1/15/38	665	1,076
	Tennessee Valley Authority	5.500%	6/15/38	1,436	2,196
	Tennessee Valley Authority	5.250%	9/15/39	15,248	22,988
	Tennessee Valley Authority	4.875%	1/15/48	14,320	21,651
	Tennessee Valley Authority	5.375%	4/1/56	5,585	9,490
	Tennessee Valley Authority	4.625%	9/15/60	8,838	13,680
	Tennessee Valley Authority	4.250%	9/15/65	8,050	11,868
					3,176,658
Conventional Mortgage-Backed Securities (20.4%)
[3,4]	Fannie Mae Pool	6.000%	11/1/32	71	80
[3,4]	Fannie Mae Pool	6.500%	9/1/32	39	43
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	29,477	30,840
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	452,800	474,509
[3,4]	Freddie Mac Gold Pool	3.000%	10/1/26–4/1/48	1,447,743	1,532,616
[3,4]	Freddie Mac Gold Pool	3.500%	2/1/21–3/1/49	1,698,319	1,818,595
[3,4]	Freddie Mac Gold Pool	4.000%	10/1/21–2/1/49	1,073,658	1,165,853
[3,4]	Freddie Mac Gold Pool	4.500%	6/1/21–1/1/49	509,363	561,746
[3,4]	Freddie Mac Gold Pool	5.000%	3/1/21–11/1/48	165,579	186,564
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	89,072	102,083
[3,4]	Freddie Mac Gold Pool	6.000%	5/1/21–5/1/40	43,458	50,653
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	11,870	13,697

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	4,301	4,889
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	38	44
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	61	71
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	11	12
[3,5]	Ginnie Mae II Pool	2.000%	11/20/50–1/15/51	669,451	699,989
[3,5]	Ginnie Mae II Pool	2.500%	6/20/27–1/15/51	1,295,405	1,374,080
[3]	Ginnie Mae I Pool	3.000%	1/15/26–9/20/50	2,823,035	2,984,082
[3,5]	Ginnie Mae II Pool	3.500%	9/20/25–1/15/51	2,708,985	2,910,318
[3]	Ginnie Mae I Pool	4.000%	6/15/24–4/20/50	1,458,345	1,579,047
[3]	Ginnie Mae I Pool	4.500%	10/15/24–1/20/50	762,163	833,419
[3]	Ginnie Mae I Pool	5.000%	12/15/32–12/20/49	267,465	299,050
[3]	Ginnie Mae II Pool	5.500%	8/20/23–8/20/49	65,922	75,398
[3]	Ginnie Mae I Pool	6.000%	1/15/26–9/20/41	38,488	44,270
[3]	Ginnie Mae I Pool	6.500%	5/15/24–11/20/39	11,179	12,883
[3]	Ginnie Mae I Pool	7.000%	7/15/23–11/20/38	1,067	1,292
[3]	Ginnie Mae I Pool	7.500%	12/15/23	4	5
[3]	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	18	20
[3,4,5]	UMBS Pool	1.500%	1/25/36–1/25/51	1,235,806	1,257,938
[3,4,5]	UMBS Pool	2.000%	11/1/27–1/25/51	5,696,838	5,926,690
[3,4,5]	UMBS Pool	2.500%	11/1/26–1/25/51	5,008,358	5,272,535
[3,4,5]	UMBS Pool	3.000%	11/1/23–1/25/51	5,700,968	6,021,942
[3,4,5]	UMBS Pool	3.500%	3/1/21–1/15/51	4,071,332	4,354,304
[3,4,5]	UMBS Pool	4.000%	4/1/24–1/25/51	2,997,610	3,249,625
[3,4,5]	UMBS Pool	4.500%	3/1/21–1/15/51	1,381,982	1,524,396
[3,4]	UMBS Pool	5.000%	4/1/21–3/1/50	419,478	474,901
[3,4]	UMBS Pool	5.500%	5/1/21–6/1/49	171,872	198,397
[3,4]	UMBS Pool	6.000%	4/1/21–5/1/41	119,319	139,824
[3,4]	UMBS Pool	6.500%	10/1/21–5/1/40	28,736	33,570
[3,4]	UMBS Pool	7.000%	8/1/27–12/1/38	7,290	8,513
[3,4]	UMBS Pool	7.500%	7/1/30–12/1/32	93	111
[3,4]	UMBS Pool	8.000%	12/1/29	9	11
					45,218,905
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.290%	2.799%	12/1/41	529	551
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.310%	1.889%	9/1/37	1,058	1,094
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.392%	2.033%	10/1/37	154	160
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.432%	2.066%	7/1/36	78	81
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.473%	3.338%	3/1/43	1,283	1,303
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.530%	2.104%	12/1/43	513	552
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.553%	2.190%	9/1/43	187	189
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.560%	2.279%	7/1/43	2,319	2,405
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.596%	2.096%	11/1/33	30	32
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.600%	2.610%	6/1/43	683	692
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.623%	3.623%	2/1/36	96	98
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.625%	2.337%	8/1/35	203	217
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.625%	2.424%	10/1/37	189	196
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.627%	3.627%	3/1/38	81	84
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.635%	2.135%	11/1/36	21	23
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.643%	3.382%	1/1/37	74	77
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.657%	2.443%	10/1/42	431	434
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.658%	2.408%	7/1/35	177	187
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.660%	2.207%	9/1/40	66	70
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.665%	2.540%	6/1/36	11	11
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.682%	3.682%	4/1/36	58	61
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.684%	2.104%	12/1/33	58	63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.685%	2.903%	8/1/39	556	576
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.686%	2.911%	6/1/42	695	728
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.690%	2.212%	10/1/39	194	203
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.690%	2.326%	9/1/42	826	869
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.690%	3.149%	5/1/40	199	209
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.693%	2.364%	11/1/39	244	258
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.695%	2.445%	7/1/39	70	74
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.698%	2.453%	8/1/40	155	164
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.700%	2.452%	1/1/42	672	701
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.700%	2.678%	7/1/37	135	145
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.700%	3.128%	12/1/40	178	190
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.701%	2.245%	10/1/42	450	480
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.705%	2.108%	11/1/39	88	92
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.722%	3.567%	5/1/42	580	610
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.723%	2.537%	9/1/43	969	1,003
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.729%	2.229%	9/1/34	72	74
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.738%	2.613%	6/1/41	77	82
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.747%	2.604%	7/1/41	616	654
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.748%	3.748%	5/1/35	97	101
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.750%	2.446%	10/1/40	95	101
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.750%	3.750%	2/1/36	108	113
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.771%	3.512%	5/1/42	207	217
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.780%	3.780%	2/1/41	205	218
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.781%	3.098%	7/1/42	484	526
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.792%	3.383%	8/1/42	906	910
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.794%	2.803%	3/1/42	483	523
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.795%	3.795%	3/1/42	572	608
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.798%	3.144%	2/1/42	1,401	1,503
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.805%	2.274%	11/1/41	451	486
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.810%	2.185%	11/1/39	94	98
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.810%	2.310%	11/1/33–10/1/40	595	634
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.810%	3.810%	12/1/40	238	253
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.813%	2.213%	11/1/41	273	291
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.813%	2.937%	1/1/42	366	389
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.815%	2.287%	12/1/41	356	382
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.815%	2.289%	12/1/40	170	179
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.815%	2.315%	11/1/40	180	191
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.815%	3.082%	5/1/41	270	289
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.815%	3.815%	2/1/41	277	295
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.818%	2.573%	9/1/40	423	449
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.819%	3.528%	3/1/41	376	401
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.820%	2.609%	12/1/40	189	201
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.823%	2.327%	12/1/39	196	206
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.824%	3.824%	2/1/41	206	209
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.825%	3.825%	3/1/41	300	325
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.826%	2.826%	7/1/38	78	80
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.830%	2.830%	6/1/41	351	373
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.830%	3.496%	4/1/41	353	359
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.835%	3.526%	1/1/40	204	215
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.840%	2.566%	8/1/39	188	200
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.848%	2.770%	2/1/42	410	442
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.860%	3.610%	5/1/40	67	71
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.880%	2.809%	11/1/34	219	235
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.909%	3.659%	4/1/37	183	196
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.912%	2.787%	5/1/36	21	21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+1.965%	3.965%	4/1/37	4	5
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR+2.130%	3.293%	10/1/36	101	110
[3,4,6]	Fannie Mae Pool, 1YR CMT+2.155%	3.780%	12/1/37	232	241
[3,4,6]	Fannie Mae Pool, 1YR CMT+2.268%	2.393%	12/1/35	80	85
[3,4,6]	Fannie Mae Pool, 1YR CMT+2.313%	3.623%	1/1/35	104	112
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR+1.146%	1.396%	4/1/37	392	410
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR+1.840%	2.715%	8/1/37	135	143
[3,4]	Fannie Mae REMICS	2.411%	3/25/23	5,725	5,924
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.487%	3.236%	3/1/37	27	27
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.561%	2.329%	9/1/37	31	32
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.570%	3.570%	3/1/37	9	10
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.625%	3.625%	1/1/38	37	39
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.640%	2.152%	11/1/43	455	475
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.640%	2.649%	5/1/42	113	113
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.640%	3.755%	12/1/36	108	116
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.660%	2.160%	10/1/37	302	314
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.665%	3.873%	12/1/34	36	36
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.695%	3.695%	2/1/37	75	80
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.727%	3.727%	1/1/35	19	20
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.743%	3.854%	12/1/36	145	151
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.745%	3.751%	12/1/40–2/1/42	657	694
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.750%	3.500%	5/1/38	23	24
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.750%	3.813%	12/1/41	327	350
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.765%	2.853%	12/1/36	40	43
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.802%	2.987%	6/1/37	240	259
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.825%	2.448%	3/1/42	294	314
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.830%	3.363%	12/1/35	109	116
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.831%	2.831%	1/1/37	37	40
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.840%	2.840%	6/1/37	25	27
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.850%	2.585%	8/1/37	71	74
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.880%	2.772%	6/1/40	127	134
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.880%	2.813%	6/1/41	96	100
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.880%	2.880%	6/1/40	181	188

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.880%	2.922%	5/1/40	76	79
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.880%	3.630%	5/1/40	32	34
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.880%	3.880%	12/1/40–3/1/41	602	639
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.889%	3.790%	2/1/42	346	351
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.895%	2.544%	9/1/40	464	493
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.900%	2.814%	6/1/40	140	146
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.900%	2.859%	11/1/40	275	287
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.910%	3.910%	2/1/41	331	352
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.910%	3.928%	1/1/41	68	73
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.995%	3.995%	3/1/37	138	147
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+1.996%	3.529%	5/1/37	498	519
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR+2.085%	4.085%	3/1/38	23	25
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT+2.250%	2.522%	11/1/36	40	41
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT+2.250%	2.914%	5/1/36	76	80
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT+2.250%	2.957%	11/1/34	251	264
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT+2.250%	3.757%	2/1/36	64	68
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT+2.410%	4.009%	10/1/36	188	201
[3,4,6]	Freddie Mac Non Gold Pool, 1YR CMT+2.549%	4.048%	3/1/37	37	37
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR+1.355%	1.855%	6/1/37	87	89
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR+1.570%	1.945%	3/1/37	8	8
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR+1.665%	2.057%	1/1/37	186	198
[3,6]	Ginnie Mae II Pool, 1YR CMT+1.500%	1.625%	7/20/38	39	39
[3,6]	Ginnie Mae II Pool, 1YR CMT+1.500%	2.250%	7/20/41–8/20/41	1,874	1,936
[3,6]	Ginnie Mae II Pool, 1YR CMT+1.500%	2.875%	6/20/29–6/20/43	3,054	3,192
[3,6]	Ginnie Mae II Pool, 1YR CMT+1.500%	3.000%	1/20/41–3/20/43	4,184	4,370
[3,6]	Ginnie Mae II Pool, 1YR CMT+1.500%	3.125%	10/20/38–12/20/43	3,802	3,929
[3,6]	Ginnie Mae II Pool, 1YR CMT+2.000%	2.375%	5/20/41	85	88
[3,6]	Ginnie Mae II Pool, 1YR CMT+2.000%	3.375%	5/20/41	108	111
[3,6]	Ginnie Mae II Pool, 1YR CMT+2.000%	3.625%	11/20/40	33	35
					56,619
Total U.S. Government and Agency Obligations (Cost $132,160,010)					138,681,543
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[3]	Ally Auto Receivables Trust Series 2017-4	1.960%	7/15/22	2,032	2,038
[3]	Ally Auto Receivables Trust Series 2018-1	2.350%	6/15/22	617	619
[3]	Ally Auto Receivables Trust Series 2018-1	2.530%	2/15/23	1,450	1,466

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ally Auto Receivables Trust Series 2018-3	3.000%	1/17/23	533	538
[3]	Ally Auto Receivables Trust Series 2018-3	3.120%	7/17/23	1,925	1,991
[3]	Ally Auto Receivables Trust Series 2019-2	2.230%	1/16/24	12,500	12,691
[3]	Ally Auto Receivables Trust Series 2019-2	2.260%	8/15/24	1,450	1,506
[3]	Ally Auto Receivables Trust Series 2019-4	1.840%	6/17/24	10,370	10,525
[3]	Ally Auto Receivables Trust Series 2019-4	1.920%	1/15/25	1,250	1,285
[3]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,463
[3]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	4,979
[3]	American Express Credit Account Master Trust Class A Series 2017-7	2.350%	5/15/25	9,825	10,199
[3]	American Express Credit Account Master Trust Class A Series 2018-2	3.010%	10/15/25	11,025	11,691
[3]	American Express Credit Account Master Trust Class A Series 2018-4	2.990%	12/15/23	14,175	14,318
[3]	American Express Credit Account Master Trust Class A Series 2018-8	3.180%	4/15/24	9,000	9,187
[3]	American Express Credit Account Master Trust Class A Series 2019-1	2.870%	10/15/24	12,800	13,206
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.070%	12/19/22	909	913
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.260%	1/18/24	2,456	2,497
[3]	AmeriCredit Automobile Receivables Trust Series 2018-1	3.500%	1/18/24	1,650	1,708
[3]	AmeriCredit Automobile Receivables Trust Series 2019-1	2.970%	11/20/23	3,535	3,580
[3]	AmeriCredit Automobile Receivables Trust Series 2020-1	1.110%	8/19/24	6,610	6,671
[3]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	700	704
[3]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.530%	6/18/25	1,000	1,002
	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	1,000	1,004
[3]	BA Credit Card Trust Series 2018-A1	2.700%	7/17/23	20,100	20,157
[3]	BA Credit Card Trust Series 2018-A2	3.000%	9/15/23	18,200	18,342
[3]	BA Credit Card Trust Series 2018-A3	3.100%	12/15/23	6,750	6,854
[3]	BA Credit Card Trust Series 2019-A1	1.740%	1/15/25	8,125	8,325
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	1,362	1,458
[3]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,811
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.116%	2/15/50	500	512
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	8,582
[3]	Banc of America Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	3,156
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	6,800
[3]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	7,929
[3]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,891
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	3,650	4,060
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	9,383	10,712
[3]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	11,131
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	7,575	8,375
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	4,690	5,338
[3]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	5,927

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	6,763
[3]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	1,144
[3]	BANK Series 2017-BNK9	3.279%	11/15/54	6,075	6,779
[3]	BANK Series 2017-BNK9	3.538%	11/15/54	5,925	6,785
[3]	BANK Series 2018-BN10	3.641%	2/15/61	1,425	1,602
[3]	BANK Series 2018-BN10	3.688%	2/15/61	4,375	5,047
[3]	BANK Series 2018-BN10	3.898%	2/15/61	1,650	1,897
[3]	BANK Series 2018-BN11	4.046%	3/15/61	4,275	5,030
[3]	BANK Series 2018-BN12	4.255%	5/15/61	5,100	6,062
[3]	BANK Series 2018-BN12	4.357%	5/15/61	1,650	1,958
[3]	BANK Series 2018-BN13	3.953%	8/15/61	2,235	2,607
[3]	BANK Series 2018-BN13	4.217%	8/15/61	6,200	7,414
[3]	BANK Series 2018-BN14	4.128%	9/15/60	5,725	6,126
[3]	BANK Series 2018-BN14	4.231%	9/15/60	2,425	2,886
[3]	BANK Series 2018-BN14	4.481%	9/15/60	2,600	3,106
[3]	BANK Series 2018-BN15	4.407%	11/15/61	9,060	10,929
[3]	BANK Series 2019-BN16	4.005%	2/15/52	6,850	8,106
[3]	BANK Series 2019-BN17	3.714%	4/15/52	5,070	5,911
[3]	BANK Series 2019-BN17	3.976%	4/15/52	2,125	2,471
[3]	BANK Series 2019-BN18	3.584%	5/15/62	2,650	3,069
[3]	BANK Series 2019-BN18	3.826%	5/15/62	2,050	2,372
[3]	BANK Series 2019-BN19	3.183%	8/15/61	3,400	3,844
	BANK Series 2019-BN19	4.034%	8/15/61	1,575	1,622
[3]	BANK Series 2019-BN20	3.011%	9/15/62	7,775	8,696
[3]	BANK Series 2019-BN21	2.851%	10/17/52	2,550	2,820
[3]	BANK Series 2019-BN21	3.093%	10/17/52	3,275	3,614
[3]	BANK Series 2019-BN22	2.978%	11/15/62	3,630	4,053
[3]	BANK Series 2019-BN23	2.920%	12/15/52	8,290	9,227
[3]	BANK Series 2019-BN23	3.203%	12/15/52	3,125	3,499
[3]	BANK Series 2019-BN24	2.960%	11/15/62	6,225	6,956
[3]	BANK Series 2019-BN24	3.283%	11/15/62	2,900	3,262
[3]	BANK Series 2020-BN25	2.649%	1/15/63	4,025	4,394
[3]	BANK Series 2020-BN25	2.841%	1/15/63	2,970	3,210
[3]	BANK Series 2020-BN26	2.403%	3/15/63	7,625	8,162
[3]	BANK Series 2020-BN26	2.687%	3/15/63	2,410	2,576
[3]	BANK Series 2020-BN27	2.144%	4/15/63	6,675	7,011
[3]	BANK Series 2020-BN27	2.551%	4/15/63	1,950	2,079
[3]	BANK Series 2020-BN28	1.844%	3/15/63	1,950	1,995
[3]	BANK Series 2020-BN29	1.997%	11/15/53	2,775	2,873
[3]	BANK Series 2020-BN30	1.925%	12/10/53	3,425	3,524
	BANK Series 2020-BN30	2.111%	12/10/53	415	427
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,100	19,878
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,600	13,930
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	1,166
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	7,559
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	4,150	4,664
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	12,167
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	3,265
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	12,124
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,070	6,649
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,735

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,825
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	6,027
	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	1,253
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,700	5,401
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	2,337
[3]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	4,150	4,353
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	10,070	11,709
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	6,541
[3]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	3,875	4,101
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	12,027
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	3,227
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	4,665
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,505
	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	2,067
[3]	Benchmark Mortgage Trust Series 2018-B6	4.203%	10/10/51	5,650	6,105
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	8,478
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,608
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	2,225	2,419
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	9,566	11,663
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	2,800	3,359
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	4,813
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	8,654
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	3,727
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,942
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	3,863
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,697	13,001
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	4,720
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,045	1,162
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	7,717
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	4,631
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	1,137
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	15,123
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	1,284
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	2,410
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	797
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	4,913
	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	421
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	6,152
	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	626
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	4,375	4,520
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	6,952
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	2,294
[3]	BMW Vehicle Owner Trust Series 2018-A	2.350%	4/25/22	785	787
[3]	BMW Vehicle Owner Trust Series 2018-A	2.510%	6/25/24	1,375	1,394
[3]	BMW Vehicle Owner Trust Series 2020-A	0.480%	10/25/24	975	979
[3]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	400	402
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	6,693
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,150	6,791
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,225	6,985
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,999
[3]	Capital One Multi-Asset Execution Trust Series 2017-A3	2.430%	1/15/25	7,025	7,209

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Capital One Multi-Asset Execution Trust Series 2017-A6	2.290%	7/15/25	9,400	9,730
[3]	Capital One Multi-Asset Execution Trust Series 2018-A1	3.010%	2/15/24	5,250	5,291
[3]	Capital One Multi-Asset Execution Trust Series 2019-A1	2.840%	12/15/24	3,350	3,447
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.510%	11/15/23	5,025	5,111
[3]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	1,675	1,746
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.600%	11/15/24	2,520	2,568
[3]	Capital One Prime Auto Receivables Trust Series 2020-1	1.630%	8/15/25	630	649
[3]	CarMax Auto Owner Trust Series 2017-4	2.110%	10/17/22	752	755
[3]	CarMax Auto Owner Trust Series 2017-4	2.330%	5/15/23	2,350	2,385
[3]	CarMax Auto Owner Trust Series 2018-1	2.480%	11/15/22	1,298	1,308
[3]	CarMax Auto Owner Trust Series 2018-1	2.640%	6/15/23	900	920
[3]	CarMax Auto Owner Trust Series 2018-2	2.980%	1/17/23	1,674	1,690
[3]	CarMax Auto Owner Trust Series 2018-2	3.160%	7/17/23	2,025	2,092
[3]	CarMax Auto Owner Trust Series 2019-4	2.020%	11/15/24	8,250	8,474
[3]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	1,025	1,071
[3]	CarMax Auto Owner Trust Series 2020-1	1.890%	12/16/24	7,489	7,684
[3]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	635	661
[3]	CarMax Auto Owner Trust Series 2020-2	1.700%	11/15/24	5,880	5,992
[3]	CarMax Auto Owner Trust Series 2020-3	0.620%	3/17/25	5,350	5,380
[3]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	600	604
[3]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	2,950	2,951
[3]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	775	774
	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	200
[3]	CD Mortgage Trust Series 2006-CD3	5.648%	10/15/48	1,116	1,133
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	6,137
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	5,665
[3]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,862	2,041
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	16,151
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	4,105
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,993
[3]	CD Mortgage Trust Series 2017-CD4	3.747%	5/10/50	3,000	3,364
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,966
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,400	2,645
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	5,360
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	3,146
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	15,088
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,400	9,284
[3]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	4,768	5,034
[3]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	4,139
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	5,529
	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,969
[3]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,400	10,356
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,000	3,392

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	11,242
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	2,186
[3]	Chase Issuance Trust Series 2012-A7	2.160%	9/15/24	16,005	16,532
[3]	Chase Issuance Trust Series 2014-A2	2.770%	3/15/23	7,550	7,588
[3]	Chase Issuance Trust Series 2020-A1	1.530%	1/15/25	21,035	21,588
[3]	Citibank Credit Card Issuance Trust Series 2014-A1	2.880%	1/23/23	15,000	15,018
[3]	Citibank Credit Card Issuance Trust Series 2014-A5	2.680%	6/7/23	6,525	6,593
[3]	Citibank Credit Card Issuance Trust Series 2016-A2	2.190%	11/20/23	7,175	7,299
[3]	Citibank Credit Card Issuance Trust Series 2018-A1	2.490%	1/20/23	19,200	19,219
[3]	Citibank Credit Card Issuance Trust Series 2018-A3	3.290%	5/23/25	20,500	21,987
[3]	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/10/45	3,638	3,727
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.093%	4/10/46	2,300	2,414
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC11	3.422%	4/10/46	1,300	1,369
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	3.942%	9/10/46	447	467
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.371%	9/10/46	1,200	1,311
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC15	4.649%	9/10/46	1,700	1,839
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	3.675%	11/10/46	331	345
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.131%	11/10/46	1,825	1,997
	Citigroup Commercial Mortgage Trust Series 2013-GC17	4.544%	11/10/46	750	813
[3]	Citigroup Commercial Mortgage Trust Series 2013-GC17	5.095%	11/10/46	750	799
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	3.552%	3/10/47	488	513
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	1,150	1,256
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/10/47	955	1,040
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.477%	5/10/47	265	278
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,675	1,831
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,350	1,420
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	2,725	2,982
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	6,215	6,814
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	8,055
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	3,252

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	2,675	2,921
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	3,121
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	3,274
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,796
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	2,075	2,203
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	4,378
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,730
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,631
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,590	10,780
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	11,934
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,500	1,598
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,572
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,250	1,381
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	7,779	8,851
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,769
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,433
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	2,300	2,415
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	14,475	16,878
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,407
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	2,284
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	10,500	11,589
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,365	13,823
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	11,893
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	2,289
[3]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	1,285	1,319
[3]	COMM Mortgage Trust Series 2012-CR2	3.791%	8/15/45	1,825	1,877
[3]	COMM Mortgage Trust Series 2012-CR3	2.822%	10/15/45	5,334	5,445
[3,7]	COMM Mortgage Trust Series 2012-CR3	3.416%	10/15/45	2,195	2,253
[3]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	6,262	6,451
[3]	COMM Mortgage Trust Series 2012-CR5	2.771%	12/10/45	1,500	1,543
[3]	COMM Mortgage Trust Series 2013-CR10	4.210%	8/10/46	660	718
[3]	COMM Mortgage Trust Series 2013-CR11	3.660%	8/10/50	803	837
[3]	COMM Mortgage Trust Series 2013-CR11	3.983%	8/10/50	1,750	1,888
[3]	COMM Mortgage Trust Series 2013-CR11	4.258%	8/10/50	6,490	7,094

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2013-CR11	4.715%	8/10/50	1,310	1,434
[3]	COMM Mortgage Trust Series 2013-CR12	3.623%	10/10/46	647	675
[3]	COMM Mortgage Trust Series 2013-CR12	3.765%	10/10/46	1,428	1,516
[3]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	1,125	1,224
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	750	787
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	352
[3]	COMM Mortgage Trust Series 2013-CR13	3.706%	11/10/46	235	246
[3]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	3,700	4,053
[3]	COMM Mortgage Trust Series 2013-CR13	4.449%	11/10/46	1,100	1,200
[3]	COMM Mortgage Trust Series 2013-CR6	3.101%	3/10/46	2,144	2,235
[3]	COMM Mortgage Trust Series 2013-CR7	3.213%	3/10/46	870	916
[3]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	1,888	1,994
[3]	COMM Mortgage Trust Series 2013-CR9	4.219%	7/10/45	3,595	3,836
[3]	COMM Mortgage Trust Series 2013-LC13	4.205%	8/10/46	2,020	2,176
[3]	COMM Mortgage Trust Series 2013-LC6	2.941%	1/10/46	3,194	3,316
[3]	COMM Mortgage Trust Series 2013-LC6	3.282%	1/10/46	2,184	2,274
[3]	COMM Mortgage Trust Series 2013-LC6	4.242%	1/10/46	621	631
[3]	COMM Mortgage Trust Series 2014-CR14	3.147%	2/10/47	1,017	1,019
[3]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	2,450	2,695
[3]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	2,725	2,981
[3]	COMM Mortgage Trust Series 2014-CR14	4.620%	2/10/47	2,650	2,880
[3]	COMM Mortgage Trust Series 2014-CR15	2.928%	2/10/47	800	803
[3]	COMM Mortgage Trust Series 2014-CR15	3.595%	2/10/47	619	645
[3]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,737	1,908
[3]	COMM Mortgage Trust Series 2014-CR15	4.692%	2/10/47	869	945
	COMM Mortgage Trust Series 2014-CR15	4.742%	2/10/47	1,925	2,058
[3]	COMM Mortgage Trust Series 2014-CR16	3.653%	4/10/47	1,036	1,083
[3]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	1,975	2,163
[3]	COMM Mortgage Trust Series 2014-CR17	3.598%	5/10/47	649	677
[3]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,425	2,678
[3]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	955	1,006
[3]	COMM Mortgage Trust Series 2014-CR18	3.452%	7/15/47	1,863	1,934
[3]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,955	5,467
[3]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,281	1,396
[3]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	5,775	6,384
[3]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	1,550	1,700
[3]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	5,400	5,807
[3]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,525	1,671
[3]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,698	6,136
[3]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	5,225	5,717
[3]	COMM Mortgage Trust Series 2014-LC17	3.164%	10/10/47	11	11
[3]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	1,550	1,710
[3]	COMM Mortgage Trust Series 2014-UBS2	2.820%	3/10/47	1	1
[3]	COMM Mortgage Trust Series 2014-UBS2	3.472%	3/10/47	426	445
[3]	COMM Mortgage Trust Series 2014-UBS2	3.691%	3/10/47	6,000	6,412
[3]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	1,699	1,841
[3]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	475	517
	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	301	327
[3]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	3,075	3,372
[3]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	6,574
[3]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	1,502	1,627
[3]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	4,575	5,046
[3]	COMM Mortgage Trust Series 2014-UBS6	2.935%	12/10/47	632	632
[3]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	3,085	3,247
[3]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	8,266

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,275	2,504
[3]	COMM Mortgage Trust Series 2015-CR22	2.856%	3/10/48	544	544
[3]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,867
[3]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	7,466
[3]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	1,914	2,017
[3]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	3,250	3,616
[3]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,589
[3]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	531	585
[3]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,700	5,261
[3]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	7,125	8,008
[3]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	3,468	3,690
[3]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	4,216
[3]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	8,545	9,353
[3]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	627	658
[3]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	4,000	4,349
[3]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	2,309
[3]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	400	432
[3]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	8,756
[3]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	5,300	5,971
[3]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	4,375	4,678
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	500	551
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,650
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,922
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,320	7,514
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,455	38,316
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	3,750	4,109
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	2,068
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,616
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	4,650	5,136
[3]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,910
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	2,534	2,680
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,550	7,298
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.126%	8/15/48	1,625	1,490
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	2,098	2,246
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	7,550	8,522
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,100	9,036
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	8,745
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	6,705
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	4,692
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,250	14,072
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	7,085

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	18,055
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	14,206
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,372	6,535
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,882
[3]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	3,075	3,366
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,700	6,415
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,773
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	9/15/53	6,973	7,189
[3]	Discover Card Execution Note Trust Series 2017-A2	2.390%	7/15/24	7,300	7,465
[3]	Discover Card Execution Note Trust Series 2018-A1	3.030%	8/15/25	10,175	10,772
[3]	Discover Card Execution Note Trust Series 2019-A3	1.890%	10/15/24	12,000	12,351
[3]	Drive Auto Receivables Trust Series 2018-2	3.630%	8/15/24	141	141
[3]	Drive Auto Receivables Trust Series 2020-1	2.080%	7/15/24	3,375	3,428
[3]	Drive Auto Receivables Trust Series 2020-1	2.360%	3/16/26	2,110	2,158
[3]	Drive Auto Receivables Trust Series 2020-2	1.420%	3/17/25	400	405
[3,4]	Fannie Mae-Aces Series 2011-M2	3.764%	4/25/21	1,192	1,198
[3,4]	Fannie Mae-Aces Series 2011-M4	3.726%	6/25/21	2,232	2,248
[3,4]	Fannie Mae-Aces Series 2013-M14	2.548%	4/25/23	1,465	1,473
[3,4]	Fannie Mae-Aces Series 2013-M14	3.329%	10/25/23	8,141	8,647
[3,4]	Fannie Mae-Aces Series 2013-M4	2.608%	3/25/22	45	45
[3,4]	Fannie Mae-Aces Series 2013-M7	2.280%	12/27/22	1,997	2,057
[3,4]	Fannie Mae-Aces Series 2014-M12	2.614%	10/25/21	4,443	4,489
[3,4]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	5,320	5,740
[3,4]	Fannie Mae-Aces Series 2014-M2	3.513%	12/25/23	7,976	8,547
[3,4]	Fannie Mae-Aces Series 2014-M3	3.495%	1/25/24	3,623	3,889
[3,4]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	5,384	5,785
[3,4]	Fannie Mae-Aces Series 2014-M6	2.679%	5/25/21	2,471	2,483
[3,4]	Fannie Mae-Aces Series 2014-M7	3.234%	6/25/24	7,716	8,242
[3,4]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	4,780	5,112
[3,4]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	6,458	6,979
[3,4]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	9,391	9,950
[3,4]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,339	3,722
[3,4]	Fannie Mae-Aces Series 2015-M13	2.710%	6/25/25	3,476	3,739
[3,4]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	8,825	9,675
[3,4]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	5,486	5,834
[3,4]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,394	3,614
[3,4]	Fannie Mae-Aces Series 2015-M4	2.509%	7/25/22	3,188	3,238
[3,4]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	5,690	6,046
[3,4]	Fannie Mae-Aces Series 2015-M8	2.344%	1/25/25	1,908	1,973
[3,4]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	8,100	8,788
[3,4]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	9,650	10,375
[3,4]	Fannie Mae-Aces Series 2016-M12	2.444%	9/25/26	9,400	10,124
[3,4]	Fannie Mae-Aces Series 2016-M13	2.483%	9/25/26	9,700	10,542
[3,4]	Fannie Mae-Aces Series 2016-M2	2.152%	1/25/23	3,796	3,893
[3,4]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,580	3,905
[3,4]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,525	3,816
[3,4]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	7,900	8,525
[3,4]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	5,150	5,588
[3,4]	Fannie Mae-Aces Series 2016-M7	2.157%	10/25/23	1,584	1,637
[3,4]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	2,825	3,028
[3,4]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	14,000	14,921

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae-Aces Series 2017-M1	2.417%	10/25/26	10,300	11,204
[3,4]	Fannie Mae-Aces Series 2017-M10	2.555%	7/25/24	4,280	4,546
[3,4]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	5,100	5,795
[3,4]	Fannie Mae-Aces Series 2017-M12	3.079%	6/25/27	12,575	14,186
[3,4]	Fannie Mae-Aces Series 2017-M15	3.136%	11/25/27	11,675	12,913
[3,4]	Fannie Mae-Aces Series 2017-M2	2.801%	2/25/27	7,400	8,224
[3,4]	Fannie Mae-Aces Series 2017-M3	2.477%	12/25/26	12,300	13,411
[3,4]	Fannie Mae-Aces Series 2017-M4	2.584%	12/25/26	11,290	12,389
[3,4]	Fannie Mae-Aces Series 2017-M5	3.171%	4/25/29	1,455	1,677
[3,4]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	8,240	9,215
[3,4]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	21,979	24,709
[3,4]	Fannie Mae-Aces Series 2018-M1	2.985%	12/25/27	570	644
[3,4]	Fannie Mae-Aces Series 2018-M10	3.370%	7/25/28	875	1,016
[3,4]	Fannie Mae-Aces Series 2018-M12	3.639%	8/25/30	15,800	18,934
[3,4]	Fannie Mae-Aces Series 2018-M13	3.697%	9/25/30	7,280	8,794
[3,4]	Fannie Mae-Aces Series 2018-M14	3.578%	8/25/28	9,025	10,624
[3,4]	Fannie Mae-Aces Series 2018-M2	2.902%	1/25/28	20,415	22,308
[3,4]	Fannie Mae-Aces Series 2018-M4	3.045%	3/25/28	7,361	8,369
[3,4]	Fannie Mae-Aces Series 2018-M7	3.052%	3/25/28	4,100	4,656
[3,4]	Fannie Mae-Aces Series 2018-M8	3.325%	6/25/28	4,478	5,117
[3,4]	Fannie Mae-Aces Series 2019-M1	3.555%	9/25/28	13,565	15,978
[3,4]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	11,000	11,951
[3,4]	Fannie Mae-Aces Series 2019-M2	3.631%	11/25/28	13,575	15,895
[3,4]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	15,300	16,845
[3,4]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	9,700	11,562
[3,4]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,325	9,256
[3,4]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	10,450	12,010
[3,4]	Fannie Mae-Aces Series 2019-M9	2.937%	4/25/29	5,250	5,892
[3,4]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	11,971	12,775
[3,4]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	6,330	6,950
[3,4]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	3,700	3,814
[3,4]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	813
[3,4]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,175	13,367
[3,4]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	14,239
[3,4]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	10,002
[3,4]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,785	6,166
[3,4]	Fannie Mae-Aces Series 2020-M52	1.320%	10/25/30	7,725	7,840
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K014	3.871%	4/25/21	3,375	3,385
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K017	2.873%	12/25/21	11,392	11,556
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K019	2.272%	3/25/22	5,186	5,277
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K020	2.373%	5/25/22	13,400	13,704
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K021	2.396%	6/25/22	8,300	8,507
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K022	2.355%	7/25/22	575	590
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K026	2.510%	11/25/22	11,500	11,872
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	8,625	9,070
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K029	3.320%	2/25/23	11,425	12,078

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	2.779%	9/25/22	2,638	2,682
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K030	3.250%	4/25/23	11,425	12,085
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K031	3.300%	4/25/23	11,806	12,545
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.016%	2/25/23	1,962	2,013
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K032	3.310%	5/25/23	6,420	6,841
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	2.871%	2/25/23	4,452	4,581
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K033	3.060%	7/25/23	12,875	13,673
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K034	3.531%	7/25/23	10,633	11,422
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K035	3.458%	8/25/23	12,575	13,495
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K036	3.527%	10/25/23	400	432
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	475	515
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	2.604%	10/25/23	1,050	1,073
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	5,425	5,902
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	2.683%	12/25/23	1,011	1,040
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,500	2,733
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	2,179	2,269
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	9,300	10,197
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,600	10,530
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	1,049	1,079
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,520	35,147
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	2.532%	10/25/23	1,031	1,061
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	5,600	6,137
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	2.493%	11/25/24	2,318	2,397
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	5,800	6,360
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,800	6,418
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	1,147	1,198
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,450	4,959
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	6,650	7,401
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,850	4,249

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	7,132
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	4,627
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,717
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,979
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	8,237
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	5,817
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	10,265
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	10,359
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	5,636
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	9,113
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,600	20,104
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	20,939
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	18,598
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	17,748
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	20,065
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	5,840	6,640
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	3,902	4,467
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	8,983
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	8,875	10,174
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	2,875	3,320
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	3,950	4,554
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	5,264
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	8,135
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	12,058
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	8,213
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	16,500	19,715
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,500	14,913
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	6,204
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	28,387

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,840	3,200
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,090	12,135
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	7,400	8,871
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	13,500	16,224
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	17,893
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	19,686	23,204
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	9,975	12,041
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,225	1,358
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	8,100	9,704
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	15,175
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	11,835
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	11,304
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	3,662
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	12,211
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	20,962
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,550	14,275
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,600	14,211
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,925	12,107
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,540	20,427
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,680	13,033
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,600	18,465
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,400	17,145
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	14,096
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,545	22,401
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	4,105	4,351
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,400	18,735
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	6,725	6,948
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	8,275	8,574
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	5,018

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	10,048
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	10,943
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	13,967
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	13,627
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	18,147
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,587
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	12,707
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,375	1,379
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	8,104
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	610	611
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	8,061
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,976
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	5,350	6,586
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	4,822
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	12,460
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	28,654
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	11,464
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	13,481
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	9,927
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	18,392
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K1518	1.860%	10/25/35	4,200	4,314
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	4,016
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	17,326
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	9,350
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	1,500	1,759
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	2,175	2,589
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	4,972
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	10,855
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	3,582

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	4,709
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K715	2.856%	1/25/21	454	453
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K716	3.130%	6/25/21	11,911	11,976
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K717	2.991%	9/25/21	12,728	12,866
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.375%	9/25/21	1,179	1,185
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K718	2.791%	1/25/22	6,800	6,922
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K720	2.716%	6/25/22	4,550	4,657
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K722	2.183%	5/25/22	1,638	1,666
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K723	2.454%	8/25/23	4,650	4,875
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K724	3.062%	11/25/23	9,200	9,818
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	16,500	17,704
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	7,055	7,543
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	14,700	15,827
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	16,750	18,132
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.452%	9/25/24	981	1,016
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	12,100	13,423
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	10,225	11,235
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,450	11,641
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	18,627
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	16,250	17,926
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	18,975	20,771
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,278
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	20,987
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	8,300	8,967
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	7,626
[3]	Fifth Third Auto Trust Series 2019-1	2.640%	12/15/23	5,850	5,940
[3]	Fifth Third Auto Trust Series 2019-1	2.690%	11/16/26	1,875	1,949
[3,4]	FNMA Multifamily Structured Pass-Through Certificates Series 2015-M12	2.797%	5/25/25	7,025	7,492
[3]	Ford Credit Auto Lease Trust Series 2018-B	3.190%	12/15/21	333	333
[3]	Ford Credit Auto Lease Trust Series 2018-B	3.300%	2/15/22	2,325	2,332
[3]	Ford Credit Auto Lease Trust Series 2019-A	2.900%	5/15/22	1,656	1,665
[3]	Ford Credit Auto Lease Trust Series 2019-A	2.980%	6/15/22	1,250	1,266

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ford Credit Auto Owner Trust Series 2017-B	1.870%	9/15/22	581	581
[3]	Ford Credit Auto Owner Trust Series 2017-C	2.010%	3/15/22	975	976
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.780%	9/15/23	7,325	7,453
[3]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	2,925	3,055
[3]	Ford Credit Auto Owner Trust Series 2020-A	1.040%	8/15/24	575	582
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.560%	10/15/24	6,675	6,705
[3]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,375	1,390
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	3,175	3,186
[3]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,350	1,356
[3]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	4,310	4,466
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	10,200	10,299
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	9,275	9,830
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	11,735	11,795
[3]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	1,860	1,886
[3]	GM Financial Automobile Leasing Trust Series 2019-2	2.670%	3/21/22	2,031	2,047
[3]	GM Financial Automobile Leasing Trust Series 2019-2	2.720%	3/20/23	1,350	1,369
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.670%	12/20/22	1,160	1,175
[3]	GM Financial Automobile Leasing Trust Series 2020-1	1.700%	12/20/23	420	428
[3]	GM Financial Automobile Leasing Trust Series 2020-2	0.800%	7/20/23	775	781
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.450%	8/21/23	1,960	1,964
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	775	778
[3]	GM Financial Automobile Leasing Trust Series 2020-3	0.760%	10/21/24	400	401
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	2.810%	12/16/22	2,287	2,309
[3]	GM Financial Consumer Automobile Receivables Trust Series 2018-2	3.020%	12/18/23	4,075	4,193
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.840%	9/16/24	4,220	4,298
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-1	1.900%	3/17/25	1,265	1,310
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	7,025	7,049
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,175	1,176
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	4,975	4,982
[3]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	685	685
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	2.943%	2/10/46	3,744	3,884
[3]	GS Mortgage Securities Corp. II Series 2013-GC10	3.279%	2/10/46	1,310	1,355
[3]	GS Mortgage Securities Trust Series 2011-GC5	3.707%	8/10/44	1,453	1,461

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2012-GC6	3.482%	1/10/45	6,326	6,430
[3]	GS Mortgage Securities Trust Series 2012-GCJ7	3.377%	5/10/45	2,346	2,373
[3]	GS Mortgage Securities Trust Series 2012-GCJ9	2.773%	11/10/45	2,891	2,987
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	2,255	2,371
[3]	GS Mortgage Securities Trust Series 2013-GC12	3.375%	6/10/46	966	1,015
[3]	GS Mortgage Securities Trust Series 2013-GC14	3.817%	8/10/46	693	720
[3]	GS Mortgage Securities Trust Series 2013-GC16	3.813%	11/10/46	450	474
[3]	GS Mortgage Securities Trust Series 2013-GC16	4.271%	11/10/46	1,150	1,257
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.074%	1/10/47	15,250	16,544
[3]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	2,750	2,947
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.467%	6/10/47	1,018	1,064
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.516%	6/10/47	296	298
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,350	1,482
[3]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,282	6,917
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.511%	9/10/47	1,175	1,123
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	1,804	1,890
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	8,231
[3]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,451
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	1,172
[3]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,150	4,538
[3]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	3,700	4,075
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	3,389	3,589
[3]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,598
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,996	3,222
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	3,462	3,685
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,787
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,946
[3]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	7,780
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	750	826

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,752
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	2,016
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	6,527
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,581
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	5,300	5,983
	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	924
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,872	15,701
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	4,157
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	6,668
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	7,027
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	12,265	13,671
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/1/52	2,875	3,191
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,525	6,192
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,900	6,544
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,883
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,965
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	5,323
	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	826
[3]	Honda Auto Receivables Owner Trust Series 2017-4	2.050%	11/22/21	140	140
[3]	Honda Auto Receivables Owner Trust Series 2018-1	2.640%	2/15/22	2,066	2,076
[3]	Honda Auto Receivables Owner Trust Series 2018-1	2.830%	5/15/24	2,700	2,737
[3]	Honda Auto Receivables Owner Trust Series 2018-2	3.010%	5/18/22	1,061	1,069
[3]	Honda Auto Receivables Owner Trust Series 2018-2	3.160%	8/19/24	2,050	2,093
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.520%	6/21/23	7,115	7,246
[3]	Honda Auto Receivables Owner Trust Series 2019-2	2.540%	3/21/25	1,360	1,412
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.610%	4/22/24	5,045	5,150
[3]	Honda Auto Receivables Owner Trust Series 2020-1	1.630%	10/21/26	765	789
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.370%	10/18/24	4,100	4,107
[3]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	875	878

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.790%	7/15/22	942	948
[3]	Hyundai Auto Receivables Trust Series 2018-A	2.940%	6/17/24	3,250	3,322
[3]	Hyundai Auto Receivables Trust Series 2020-A	1.410%	11/15/24	480	489
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.480%	12/16/24	1,975	1,983
[3]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	775	781
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	2,250	2,251
[3]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	600	601
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6	3.507%	5/15/45	3,220	3,320
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8	2.829%	10/15/45	8,694	8,950
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX	3.483%	6/15/45	3,516	3,574
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9	2.840%	12/15/47	1,789	1,844
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.143%	12/15/47	2,352	2,462
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C10	3.372%	12/15/47	1,042	1,087
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.674%	12/15/46	695	723
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	1,495	1,604
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	4,900	5,349
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.517%	12/15/46	1,250	1,342
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.962%	12/15/46	1,250	1,326
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	6,766	7,079
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	3.499%	4/15/46	1,725	1,691
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	2,045	2,238
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	3,211
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	8,900	9,727
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,303
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	4,186
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	3,295
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	1,982	2,110
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.038%	7/15/45	655	693
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	3.761%	8/15/46	528	551

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.133%	8/15/46	2,640	2,809
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C14	4.409%	8/15/46	740	795
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	3.659%	11/15/45	277	289
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.131%	11/15/45	3,920	4,262
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C15	4.420%	11/15/45	2,010	2,183
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	3.705%	1/15/47	701	735
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	4,320	4,731
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	775	846
[3]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.888%	1/15/47	1,162	1,249
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	4,338	4,764
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	771	828
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.794%	2/15/47	935	990
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.046%	4/15/47	17	17
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.669%	4/15/47	1,900	1,915
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	1,900	2,082
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	1,525	1,664
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	687	718
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	950	1,042
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	575	629
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	5,850	6,434
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,691
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,919	3,231
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,886
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	2.940%	11/15/47	430	431
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,676
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,960
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	7,516
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	1,900	2,084
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	10,400	11,406

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	2,050
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,993
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	3,073	3,212
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.042%	10/15/48	1,178	1,233
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,213
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	2,520	2,647
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	3,219
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	3,185	3,339
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	4,045
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	2,060
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	1,556	1,660
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	14,650	16,468
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	4,024	4,288
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,992
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,946
[3]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/15/49	2,838	3,034
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,700	12,245
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,624
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.050%	7/15/50	1,120	1,142
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,500	9,640
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	3,133
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	575	652
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,405	15,890
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	10,690
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	928
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,846
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,356
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,200	3,556
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	12,950	14,793

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	4,437
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	3,201
	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	2,015
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	10,300	12,243
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,250	1,469
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	8,300	9,312
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,881
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.840%	12/15/22	2,950	2,990
[3]	Mercedes-Benz Auto Lease Trust Series 2020-A	1.880%	9/15/25	1,250	1,278
[3]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	480	482
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.550%	2/18/25	1,950	1,960
[3]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	400	405
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5	3.176%	8/15/45	2,890	2,982
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6	2.858%	11/15/45	3,207	3,301
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.082%	7/15/46	1,780	1,904
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.152%	8/15/46	990	1,069
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11	4.352%	8/15/46	490	476
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	3.824%	10/15/46	409	426
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	3,360	3,647
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	2,200	2,395
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.746%	11/15/46	1,100	1,163
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	2.918%	2/15/46	1,707	1,777
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7	3.214%	2/15/46	341	352
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.134%	12/15/48	2,100	2,195
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8	3.376%	12/15/48	1,000	1,040
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.102%	5/15/46	1,275	1,341
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9	3.456%	5/15/46	1,125	1,177
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.064%	2/15/47	3,050	3,298
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.860%	2/15/47	1,150	1,241

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	535	559
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,875	3,141
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.335%	6/15/47	1,150	1,182
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,000	1,105
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.481%	10/15/47	1,150	1,248
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	1,609	1,689
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	3,275	3,590
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	1,562	1,638
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	6,650	7,204
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	1,500	1,647
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	3,298	3,449
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	2,950	3,213
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,956
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	941	993
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	3,650	4,074
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,565	5,114
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	3,688	3,911
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	1,975	2,218
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	2,246	2,381
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,625	2,925
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	1,766	1,883
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,448
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	2,425	2,555
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	7,831
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	1,500	1,602
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	750	830
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	7,995
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	10,389
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	7,600	8,693

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	3,413
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	7,364
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	4,267
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,957
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	5,966
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.244%	3/15/45	6,000	6,099
[3]	Morgan Stanley Capital I Trust Series 2012-C4	3.773%	3/15/45	1,800	1,831
[3]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	2,525	2,842
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	4,025
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	3,224
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	7,940
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	8,302
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	3,275
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	5,800	6,584
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,975	11,748
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	13,207
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,633
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	6,351
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,000	3,476
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	7,895
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,415	9,399
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,485	9,225
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,382
[3]	Nissan Auto Lease Trust Series 2020-A	1.840%	1/17/23	2,100	2,129
[3]	Nissan Auto Lease Trust Series 2020-A	1.880%	4/15/25	850	868
[3]	Nissan Auto Receivables Owner Trust Series 2017-B	1.950%	10/16/23	2,710	2,723
[3]	Nissan Auto Receivables Owner Trust Series 2018-A	2.650%	5/16/22	1,210	1,214
[3]	Nissan Auto Receivables Owner Trust Series 2018-A	2.890%	6/17/24	4,025	4,110
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.500%	11/15/23	5,850	5,963
[3]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,455	1,524

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.930%	7/15/24	7,000	7,147
[3]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	1,650	1,714
[3]	Nissan Auto Receivables Owner Trust Series 2020-A	1.380%	12/16/24	1,550	1,579
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.550%	7/15/24	2,250	2,260
[3]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	600	606
[3]	PSNH Funding LLC 3 Series 2018-1	3.094%	2/1/26	1,116	1,161
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	975	1,087
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,555
[3]	Santander Drive Auto Receivables Trust Series 2018-2	3.350%	7/17/23	1,352	1,361
[3]	Santander Drive Auto Receivables Trust Series 2018-3	3.510%	8/15/23	1,533	1,545
[3]	Santander Drive Auto Receivables Trust Series 2020-2	0.960%	11/15/24	1,175	1,182
[3]	Santander Drive Auto Receivables Trust Series 2020-2	1.460%	9/15/25	1,575	1,590
[3]	Santander Drive Auto Receivables Trust Series 2020-3	0.690%	3/17/25	1,575	1,576
[3]	Santander Drive Auto Receivables Trust Series 2020-3	1.120%	1/15/26	1,175	1,181
	Santander Drive Auto Receivables Trust Series 2020-4	0.730%	3/17/25	1,190	1,191
	Santander Drive Auto Receivables Trust Series 2020-4	1.010%	1/15/26	1,590	1,596
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	6,443
[3]	Synchrony Card Issuance Trust Series 2018-A1	3.380%	9/15/24	12,425	12,694
[3]	Synchrony Credit Card Master Note Trust Series 2016-2	2.210%	5/15/24	15,525	15,610
[3]	Synchrony Credit Card Master Note Trust Series 2017-2	2.620%	10/15/25	6,675	6,931
[3]	Synchrony Credit Card Master Note Trust Series 2018-1	2.970%	3/15/24	12,225	12,287
[3]	Synchrony Credit Card Master Note Trust Series 2018-2	3.470%	5/15/26	12,300	13,165
[3]	Toyota Auto Receivables Owner Trust Series 2017-D	1.930%	1/18/22	1,119	1,121
[3]	Toyota Auto Receivables Owner Trust Series 2018-A	2.350%	5/16/22	1,426	1,432
[3]	Toyota Auto Receivables Owner Trust Series 2018-A	2.520%	5/15/23	2,850	2,901
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	2.960%	9/15/22	2,355	2,377
[3]	Toyota Auto Receivables Owner Trust Series 2018-B	3.110%	11/15/23	900	928
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.660%	5/15/24	6,355	6,480
[3]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	1,060	1,096
[3]	Toyota Auto Receivables Owner Trust Series 2020-B	1.360%	8/15/24	480	489

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.350%	1/15/25	3,315	3,322
[3]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	645	648
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,800	8,714
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,812
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	6,658
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,722
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	6,975	7,892
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	3,243
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,700	5,165
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	6,621
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,940
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	4,458
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	6,579
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	3,373
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	9,766
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,828
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,165	12,072
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	4,777
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.208%	10/15/51	2,629	2,828
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	11,810
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	2,090
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	12,345
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	11,169
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,125	7,037
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,225	2,607
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	3,757
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	14,375
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	4,849
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,432

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	5,382
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	3,165
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,895
[3]	UBS-Barclays Commercial Mortgage Trust Series 2012-C4	2.850%	12/10/45	10,200	10,570
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C5	3.185%	3/10/46	2,870	2,995
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.244%	4/10/46	4,765	4,996
[3]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	700	727
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.020%	11/21/22	1,352	1,369
[3]	Volkswagen Auto Loan Enhanced Trust Series 2018-1	3.150%	7/22/24	850	875
[3]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	0.980%	11/20/24	1,200	1,212
[3]	Wells Fargo Commercial Mortgage Trust Series 2012-LC5	2.918%	10/15/45	4,389	4,528
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	539	565
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	12,090	13,159
	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	400	425
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	1,121	1,179
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.271%	12/15/47	1,461	1,486
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	3,725	4,088
[3]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	11,978
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	3,148	3,299
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	2,263
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,617
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	8,559
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	1,147
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	3,386	3,578
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	932	1,029
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	886	928
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	4,535	4,961
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	2,015
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	1,338	1,429

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	2,255
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,979
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.632%	5/15/48	219	219
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	2,211	2,294
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,637
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	2,875	3,082
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	2,039
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,714	8,541
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	4,875	5,267
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,260
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,929	2,055
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,681
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,623
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	3,125
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	1,225	1,318
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,425	1,557
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	3,318
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	3,275	3,455
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	5,654	6,206
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,010	1,147
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,230	18,397
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	5,096
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,000	7,909
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	4,377
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	4,315
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	6,715
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,780
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	9,900	11,211
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	5,439

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	11,401
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	17,449
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	14,343
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	2,458
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	9,665
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	15,295
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	12,469
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	20,482
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,550	5,444
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,450	12,359
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	7,058
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	9,933
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,600	1,767
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	4,198
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	9,210
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,975	5,607
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	4,635	5,078
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,681
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	2,071
[3]	WFRBS Commercial Mortgage Trust Series 2012-C10	2.875%	12/15/45	8,500	8,796
[3]	WFRBS Commercial Mortgage Trust Series 2012-C6	3.440%	4/15/45	4,031	4,093
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	3.431%	6/15/45	3,511	3,605
[3]	WFRBS Commercial Mortgage Trust Series 2012-C7	4.090%	6/15/45	2,200	2,214
[3]	WFRBS Commercial Mortgage Trust Series 2012-C8	3.001%	8/15/45	1,600	1,649
[3]	WFRBS Commercial Mortgage Trust Series 2012-C9	2.870%	11/15/45	2,880	2,973
[3]	WFRBS Commercial Mortgage Trust Series 2013-C11	3.071%	3/15/45	2,414	2,515
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.198%	3/15/48	1,045	1,094
[3]	WFRBS Commercial Mortgage Trust Series 2013-C12	3.560%	3/15/48	495	515
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.001%	5/15/45	2,154	2,257

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2013-C13	3.345%	5/15/45	421	442
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.337%	6/15/46	3,250	3,438
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	1,725	1,804
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	3.720%	8/15/46	314	327
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	2,640	2,850
[3]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	660	708
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	3.963%	9/15/46	876	916
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.415%	9/15/46	1,520	1,659
[3]	WFRBS Commercial Mortgage Trust Series 2013-C16	4.668%	9/15/46	2,530	2,737
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	3.558%	12/15/46	437	456
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.023%	12/15/46	925	1,004
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.255%	12/15/46	725	778
[3]	WFRBS Commercial Mortgage Trust Series 2013-C17	4.788%	12/15/46	725	774
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	7,268	7,963
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.387%	12/15/46	375	408
[3]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.862%	12/15/46	563	602
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	4.079%	3/15/46	1,470	1,593
[3]	WFRBS Commercial Mortgage Trust Series 2013-UBS1	5.040%	3/15/46	375	404
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.618%	3/15/47	306	321
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	3.660%	3/15/47	463	464
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,450	1,596
[3]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	475	515
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.638%	5/15/47	521	549
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	1,525	1,607
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,150	1,263
[3]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,220	1,322
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	3,000	3,282
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	6,275	6,915
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,304

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	1,578	1,662
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,273
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	884
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	1,224	1,248
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	2,276
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.522%	3/15/47	1,157	1,199
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	4,415	4,829
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	1,840	1,995
[3]	World Financial Network Credit Card Master Trust Series 2018-A	3.070%	12/16/24	8,050	8,075
[3]	World Omni Auto Receivables Trust Series 2019-C	1.960%	12/16/24	5,050	5,149
[3]	World Omni Auto Receivables Trust Series 2019-C	2.030%	12/15/25	1,400	1,450
[3]	World Omni Auto Receivables Trust Series 2020-A	1.700%	1/17/23	2,225	2,269
[3]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	3,995	4,044
[3]	World Omni Auto Receivables Trust Series 2020-A	1.790%	6/16/25	1,275	1,307
[3]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	1,950	1,963
[3]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	425	429
[3]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	2,150	2,158
[3]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	775	781
[3]	World Omni Automobile Lease Securitization Trust Series 2018-B	3.190%	12/15/21	3,245	3,256
[3]	World Omni Automobile Lease Securitization Trust Series 2018-B	3.300%	3/15/24	2,500	2,521
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.450%	2/15/24	3,900	3,901
[3]	World Omni Automobile Lease Securitization Trust Series 2020-B	0.520%	2/17/26	775	777
[3]	World Omni Select Auto Trust Series 2020-A	0.550%	7/15/25	575	575
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,161,310)					5,530,838
Corporate Bonds (29.5%)
Communications (2.7%)
	Alphabet Inc.	0.450%	8/15/25	9,100	9,097
	Alphabet Inc.	1.998%	8/15/26	7,675	8,199
	Alphabet Inc.	0.800%	8/15/27	12,295	12,244
	Alphabet Inc.	1.100%	8/15/30	20,600	20,277
	Alphabet Inc.	1.900%	8/15/40	13,500	13,172
	Alphabet Inc.	2.050%	8/15/50	24,100	23,011
	Alphabet Inc.	2.250%	8/15/60	18,000	17,249
	America Movil SAB de CV	3.125%	7/16/22	13,640	14,185

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	America Movil SAB de CV	3.625%	4/22/29	7,600	8,608
	America Movil SAB de CV	2.875%	5/7/30	6,200	6,734
	America Movil SAB de CV	6.375%	3/1/35	8,615	12,926
	America Movil SAB de CV	6.125%	11/15/37	2,850	4,072
	America Movil SAB de CV	6.125%	3/30/40	18,536	27,362
	America Movil SAB de CV	4.375%	7/16/42	9,675	12,060
	America Movil SAB de CV	4.375%	4/22/49	19,480	25,025
	AT&T Inc.	3.000%	6/30/22	22,805	23,589
	AT&T Inc.	4.050%	12/15/23	4,340	4,793
	AT&T Inc.	4.450%	4/1/24	12,219	13,640
	AT&T Inc.	3.950%	1/15/25	3,190	3,589
	AT&T Inc.	3.400%	5/15/25	21,699	24,080
	AT&T Inc.	3.600%	7/15/25	13,800	15,522
	AT&T Inc.	4.125%	2/17/26	18,365	21,230
	AT&T Inc.	3.800%	2/15/27	17,613	20,233
	AT&T Inc.	4.250%	3/1/27	16,658	19,471
	AT&T Inc.	2.300%	6/1/27	22,330	23,802
	AT&T Inc.	1.650%	2/1/28	20,000	20,381
[3]	AT&T Inc.	4.100%	2/15/28	15,722	18,450
	AT&T Inc.	4.350%	3/1/29	30,600	36,399
[3]	AT&T Inc.	4.300%	2/15/30	27,031	32,269
	AT&T Inc.	2.750%	6/1/31	33,160	35,336
	AT&T Inc.	2.250%	2/1/32	38,000	38,489
[3,7]	AT&T Inc.	2.550%	12/1/33	36,570	37,583
	AT&T Inc.	4.500%	5/15/35	21,975	26,589
	AT&T Inc.	5.250%	3/1/37	14,720	18,984
	AT&T Inc.	4.900%	8/15/37	19,625	24,468
	AT&T Inc.	4.850%	3/1/39	9,600	11,899
	AT&T Inc.	5.350%	9/1/40	28,053	36,547
	AT&T Inc.	3.500%	6/1/41	24,000	25,873
	AT&T Inc.	5.550%	8/15/41	2,050	2,715
	AT&T Inc.	5.150%	3/15/42	12,734	16,223
	AT&T Inc.	4.900%	6/15/42	13,315	16,603
	AT&T Inc.	4.300%	12/15/42	15,890	18,506
	AT&T Inc.	3.100%	2/1/43	22,000	22,290
	AT&T Inc.	4.650%	6/1/44	9,105	10,856
	AT&T Inc.	4.350%	6/15/45	15,749	18,003
	AT&T Inc.	4.750%	5/15/46	30,443	37,717
[3]	AT&T Inc.	5.150%	11/15/46	6,241	8,142
	AT&T Inc.	5.450%	3/1/47	17,545	23,518
	AT&T Inc.	4.500%	3/9/48	19,700	23,322
	AT&T Inc.	4.550%	3/9/49	10,065	12,086
	AT&T Inc.	5.150%	2/15/50	14,600	18,846
	AT&T Inc.	3.650%	6/1/51	26,600	27,821
	AT&T Inc.	3.300%	2/1/52	20,200	20,022
[3,7]	AT&T Inc.	3.500%	9/15/53	73,996	74,191
[3,7]	AT&T Inc.	3.550%	9/15/55	65,600	65,646
[3,7]	AT&T Inc.	3.800%	12/1/57	46,309	48,312
[3,7]	AT&T Inc.	3.650%	9/15/59	59,357	59,531
	AT&T Inc.	3.850%	6/1/60	12,600	13,216
	AT&T Inc.	3.500%	2/1/61	13,100	12,971
	Baidu Inc.	2.875%	7/6/22	9,875	10,172
	Baidu Inc.	3.500%	11/28/22	7,325	7,674
	Baidu Inc.	3.875%	9/29/23	8,400	9,052
	Baidu Inc.	4.375%	5/14/24	7,300	8,017

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baidu Inc.	3.075%	4/7/25	800	855
	Baidu Inc.	4.125%	6/30/25	100	112
	Baidu Inc.	1.720%	4/9/26	9,000	9,156
	Baidu Inc.	3.625%	7/6/27	5,375	5,937
	Baidu Inc.	4.375%	3/29/28	4,025	4,632
	Baidu Inc.	4.875%	11/14/28	2,400	2,870
	Baidu Inc.	3.425%	4/7/30	650	721
	Baidu Inc.	2.375%	10/9/30	3,000	3,069
	Bell Canada	4.300%	7/29/49	5,000	6,494
	Booking Holdings Inc.	2.750%	3/15/23	2,275	2,385
	Booking Holdings Inc.	3.650%	3/15/25	7,850	8,693
	Booking Holdings Inc.	4.100%	4/13/25	5,629	6,374
	Booking Holdings Inc.	3.600%	6/1/26	11,245	12,728
	Booking Holdings Inc.	4.500%	4/13/27	5,400	6,437
	Booking Holdings Inc.	3.550%	3/15/28	170	194
	Booking Holdings Inc.	4.625%	4/13/30	15,000	18,601
	British Telecommunications plc	4.500%	12/4/23	5,150	5,679
	British Telecommunications plc	5.125%	12/4/28	5,000	6,144
	British Telecommunications plc	9.625%	12/15/30	26,483	43,810
	Charter Communications Operating LLC	4.464%	7/23/22	32,000	33,703
[3]	Charter Communications Operating LLC	4.500%	2/1/24	11,655	12,916
	Charter Communications Operating LLC	4.908%	7/23/25	42,042	48,851
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	29,519
	Charter Communications Operating LLC	4.200%	3/15/28	9,250	10,609
	Charter Communications Operating LLC	5.050%	3/30/29	11,917	14,427
	Charter Communications Operating LLC	2.800%	4/1/31	13,655	14,418
	Charter Communications Operating LLC	2.300%	2/1/32	10,000	9,973
	Charter Communications Operating LLC	6.384%	10/23/35	18,300	25,051
	Charter Communications Operating LLC	5.375%	4/1/38	8,925	11,110
	Charter Communications Operating LLC	6.484%	10/23/45	29,134	41,167
	Charter Communications Operating LLC	5.375%	5/1/47	23,009	28,657
	Charter Communications Operating LLC	5.750%	4/1/48	23,850	31,163
	Charter Communications Operating LLC	5.125%	7/1/49	6,300	7,663
	Charter Communications Operating LLC	4.800%	3/1/50	28,360	33,782
	Charter Communications Operating LLC	3.700%	4/1/51	20,550	21,315
	Charter Communications Operating LLC	6.834%	10/23/55	5,425	8,221
	Charter Communications Operating LLC	3.850%	4/1/61	18,000	18,091
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,429
	Comcast Corp.	3.000%	2/1/24	24,340	26,198
	Comcast Corp.	3.600%	3/1/24	4,475	4,911
	Comcast Corp.	3.700%	4/15/24	10,000	10,989
	Comcast Corp.	3.375%	2/15/25	10,866	12,004
	Comcast Corp.	3.100%	4/1/25	6,000	6,584
	Comcast Corp.	3.375%	8/15/25	29,213	32,469
	Comcast Corp.	3.950%	10/15/25	27,650	31,665
	Comcast Corp.	3.150%	3/1/26	13,800	15,332
	Comcast Corp.	2.350%	1/15/27	23,515	25,278
	Comcast Corp.	3.300%	2/1/27	25,135	28,286
	Comcast Corp.	3.300%	4/1/27	6,000	6,807
	Comcast Corp.	3.150%	2/15/28	17,300	19,380
	Comcast Corp.	4.150%	10/15/28	39,692	47,489
	Comcast Corp.	2.650%	2/1/30	15,500	16,875
	Comcast Corp.	3.400%	4/1/30	14,955	17,186
	Comcast Corp.	4.250%	10/15/30	16,050	19,627

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	1.950%	1/15/31	22,866	23,474
	Comcast Corp.	1.500%	2/15/31	9,100	9,022
	Comcast Corp.	4.250%	1/15/33	15,335	19,154
	Comcast Corp.	7.050%	3/15/33	2,200	3,363
	Comcast Corp.	4.200%	8/15/34	10,900	13,659
	Comcast Corp.	5.650%	6/15/35	6,890	9,767
	Comcast Corp.	4.400%	8/15/35	17,305	21,924
	Comcast Corp.	6.500%	11/15/35	13,950	21,473
	Comcast Corp.	3.200%	7/15/36	9,275	10,508
	Comcast Corp.	6.450%	3/15/37	8,723	13,318
	Comcast Corp.	6.950%	8/15/37	6,748	10,782
	Comcast Corp.	3.900%	3/1/38	11,000	13,377
	Comcast Corp.	6.400%	5/15/38	5,604	8,644
	Comcast Corp.	4.600%	10/15/38	26,065	34,175
	Comcast Corp.	6.550%	7/1/39	4,779	7,442
	Comcast Corp.	3.250%	11/1/39	16,000	18,054
	Comcast Corp.	6.400%	3/1/40	6,325	9,862
	Comcast Corp.	3.750%	4/1/40	15,050	18,144
	Comcast Corp.	4.650%	7/15/42	16,336	22,041
	Comcast Corp.	4.500%	1/15/43	6,150	8,092
	Comcast Corp.	4.600%	8/15/45	14,592	19,491
	Comcast Corp.	3.400%	7/15/46	13,423	15,493
	Comcast Corp.	4.000%	8/15/47	10,675	13,416
	Comcast Corp.	3.969%	11/1/47	25,986	32,407
	Comcast Corp.	4.000%	3/1/48	9,125	11,395
	Comcast Corp.	4.700%	10/15/48	24,772	34,422
	Comcast Corp.	3.999%	11/1/49	24,111	30,304
	Comcast Corp.	3.450%	2/1/50	15,950	18,739
	Comcast Corp.	2.800%	1/15/51	17,225	17,943
	Comcast Corp.	2.450%	8/15/52	22,000	21,337
	Comcast Corp.	4.049%	11/1/52	17,203	21,972
	Comcast Corp.	4.950%	10/15/58	23,478	35,550
	Comcast Corp.	2.650%	8/15/62	13,500	13,502
	Deutsche Telekom International Finance BV	8.750%	6/15/30	36,833	58,147
	Discovery Communications LLC	2.950%	3/20/23	7,900	8,311
	Discovery Communications LLC	3.800%	3/13/24	3,765	4,107
	Discovery Communications LLC	3.900%	11/15/24	7,525	8,349
	Discovery Communications LLC	3.450%	3/15/25	7,161	7,850
	Discovery Communications LLC	3.950%	6/15/25	4,768	5,346
	Discovery Communications LLC	4.900%	3/11/26	9,000	10,564
	Discovery Communications LLC	3.950%	3/20/28	16,714	19,110
	Discovery Communications LLC	4.125%	5/15/29	6,900	8,009
	Discovery Communications LLC	3.625%	5/15/30	8,525	9,752
	Discovery Communications LLC	5.000%	9/20/37	4,550	5,755
	Discovery Communications LLC	6.350%	6/1/40	8,215	11,683
	Discovery Communications LLC	4.875%	4/1/43	11,665	14,352
	Discovery Communications LLC	5.200%	9/20/47	19,054	24,762
	Discovery Communications LLC	5.300%	5/15/49	6,385	8,350
	Discovery Communications LLC	4.650%	5/15/50	15,335	19,134
[3,7]	Discovery Communications LLC	4.000%	9/15/55	11,656	12,984
[3,7]	Expedia Group Inc.	3.600%	12/15/23	1,000	1,064
	Expedia Group Inc.	5.000%	2/15/26	5,315	5,921
[3,7]	Expedia Group Inc.	4.625%	8/1/27	7,000	7,807
	Expedia Group Inc.	3.800%	2/15/28	7,958	8,534
	Expedia Group Inc.	3.250%	2/15/30	14,355	14,850

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fox Corp.	3.666%	1/25/22	5,580	5,775
	Fox Corp.	4.030%	1/25/24	13,265	14,576
	Fox Corp.	3.050%	4/7/25	5,105	5,589
	Fox Corp.	4.709%	1/25/29	12,325	14,927
	Fox Corp.	3.500%	4/8/30	12,248	13,879
	Fox Corp.	5.476%	1/25/39	15,500	21,203
	Fox Corp.	5.576%	1/25/49	14,020	20,367
	Grupo Televisa SAB	6.625%	3/18/25	2,025	2,466
	Grupo Televisa SAB	4.625%	1/30/26	5,420	6,093
	Grupo Televisa SAB	8.500%	3/11/32	275	419
	Grupo Televisa SAB	6.625%	1/15/40	4,845	6,794
	Grupo Televisa SAB	5.000%	5/13/45	20,160	24,377
	Grupo Televisa SAB	5.250%	5/24/49	8,800	11,118
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,196	11,959
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,320	4,799
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	3,434
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	6,560
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,300	8,595
	Koninklijke KPN NV	8.375%	10/1/30	5,000	7,100
	NBCUniversal Media LLC	6.400%	4/30/40	6,370	9,996
	NBCUniversal Media LLC	5.950%	4/1/41	3,395	5,173
	NBCUniversal Media LLC	4.450%	1/15/43	4,500	5,865
	Omnicom Group Inc.	3.625%	5/1/22	12,051	12,564
	Omnicom Group Inc.	3.650%	11/1/24	7,375	8,130
	Omnicom Group Inc.	3.600%	4/15/26	12,675	14,442
	Omnicom Group Inc.	2.450%	4/30/30	9,438	9,993
	Omnicom Group Inc.	4.200%	6/1/30	4,900	5,874
	Orange SA	9.000%	3/1/31	16,090	26,321
	Orange SA	5.375%	1/13/42	11,690	16,620
	Orange SA	5.500%	2/6/44	10,815	15,740
	Rogers Communications Inc.	3.000%	3/15/23	5,000	5,250
	Rogers Communications Inc.	4.100%	10/1/23	6,400	6,983
	Rogers Communications Inc.	3.625%	12/15/25	6,435	7,262
	Rogers Communications Inc.	2.900%	11/15/26	1,500	1,659
	Rogers Communications Inc.	7.500%	8/15/38	300	467
	Rogers Communications Inc.	4.500%	3/15/43	7,615	9,647
	Rogers Communications Inc.	5.000%	3/15/44	5,000	6,825
	Rogers Communications Inc.	4.300%	2/15/48	4,850	6,139
	Rogers Communications Inc.	4.350%	5/1/49	16,050	20,505
	Rogers Communications Inc.	3.700%	11/15/49	4,151	4,821
	TCI Communications Inc.	7.875%	2/15/26	4,775	6,404
	TCI Communications Inc.	7.125%	2/15/28	725	997
	Telefonica Emisiones SA	4.570%	4/27/23	5,875	6,419
	Telefonica Emisiones SA	4.103%	3/8/27	17,075	19,712
	Telefonica Emisiones SA	7.045%	6/20/36	17,972	26,893
	Telefonica Emisiones SA	4.665%	3/6/38	11,270	13,577
	Telefonica Emisiones SA	5.213%	3/8/47	24,482	31,433
	Telefonica Emisiones SA	4.895%	3/6/48	17,143	21,396
	Telefonica Emisiones SA	5.520%	3/1/49	12,095	16,298
	Telefonica Europe BV	8.250%	9/15/30	8,362	12,732
	TELUS Corp.	2.800%	2/16/27	8,525	9,313
	TELUS Corp.	4.300%	6/15/49	5,970	7,451
[3,7]	Tencent Holdings Ltd.	3.240%	6/3/50	1,340	1,388
[3]	Tencent Holdings Ltd.	3.240%	6/3/50	1,000	1,035
	Tencent Music Entertainment Group	2.000%	9/3/30	3,630	3,603

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Cable LLC	6.550%	5/1/37	14,905	20,325
	Time Warner Cable LLC	7.300%	7/1/38	10,248	15,175
	Time Warner Cable LLC	6.750%	6/15/39	18,092	25,815
	Time Warner Cable LLC	5.875%	11/15/40	10,710	14,176
	Time Warner Cable LLC	5.500%	9/1/41	9,070	11,672
	Time Warner Cable LLC	4.500%	9/15/42	9,785	11,393
	Time Warner Entertainment Co. LP	8.375%	7/15/33	5,775	8,925
[3,7]	T-Mobile USA Inc.	3.500%	4/15/25	30,500	33,709
[3,7]	T-Mobile USA Inc.	1.500%	2/15/26	8,000	8,197
[3,7]	T-Mobile USA Inc.	3.750%	4/15/27	41,247	46,902
[3,7]	T-Mobile USA Inc.	2.050%	2/15/28	20,006	20,814
[3,7]	T-Mobile USA Inc.	3.875%	4/15/30	64,215	74,325
[3,7]	T-Mobile USA Inc.	2.550%	2/15/31	24,278	25,475
[3,7]	T-Mobile USA Inc.	2.250%	11/15/31	9,000	9,230
[3,7]	T-Mobile USA Inc.	4.375%	4/15/40	25,737	31,243
[3,7]	T-Mobile USA Inc.	3.000%	2/15/41	24,600	25,482
[3,7]	T-Mobile USA Inc.	4.500%	4/15/50	31,305	38,821
[3,7]	T-Mobile USA Inc.	3.300%	2/15/51	29,112	29,979
[3,7]	T-Mobile USA Inc.	3.600%	11/15/60	13,500	14,343
[3]	TWDC Enterprises 18 Corp.	2.550%	2/15/22	3,050	3,125
[3]	TWDC Enterprises 18 Corp.	2.450%	3/4/22	8,125	8,324
[3]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	2,300	2,391
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	6,418
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	13,285	14,689
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	21,720	22,820
[3]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	278
[3]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	4,425	6,647
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	3,310	4,207
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	14,534
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	9,701
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	1,500	1,641
	Verizon Communications Inc.	5.150%	9/15/23	21,596	24,307
	Verizon Communications Inc.	3.500%	11/1/24	14,841	16,363
	Verizon Communications Inc.	3.376%	2/15/25	22,564	25,046
	Verizon Communications Inc.	0.850%	11/20/25	18,000	18,117
	Verizon Communications Inc.	2.625%	8/15/26	22,800	24,958
	Verizon Communications Inc.	4.125%	3/16/27	31,725	37,407
	Verizon Communications Inc.	3.000%	3/22/27	11,000	12,185
	Verizon Communications Inc.	4.329%	9/21/28	43,139	51,801
	Verizon Communications Inc.	4.016%	12/3/29	39,471	46,793
	Verizon Communications Inc.	3.150%	3/22/30	42,595	47,739
	Verizon Communications Inc.	1.500%	9/18/30	7,500	7,382
[3,7]	Verizon Communications Inc.	1.680%	10/30/30	15,668	15,560
	Verizon Communications Inc.	1.750%	1/20/31	21,075	20,949
	Verizon Communications Inc.	4.500%	8/10/33	27,744	34,973
	Verizon Communications Inc.	4.400%	11/1/34	29,782	37,170
	Verizon Communications Inc.	4.272%	1/15/36	21,943	27,136
	Verizon Communications Inc.	5.250%	3/16/37	23,230	31,546
	Verizon Communications Inc.	4.812%	3/15/39	17,935	23,245
	Verizon Communications Inc.	2.650%	11/20/40	28,000	28,313
	Verizon Communications Inc.	4.750%	11/1/41	9,350	12,312
	Verizon Communications Inc.	3.850%	11/1/42	9,974	11,796
	Verizon Communications Inc.	4.125%	8/15/46	9,730	11,874
	Verizon Communications Inc.	4.862%	8/21/46	36,320	48,743
	Verizon Communications Inc.	4.522%	9/15/48	40,867	53,036

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	5.012%	4/15/49	19,268	26,695
	Verizon Communications Inc.	4.000%	3/22/50	12,350	14,942
	Verizon Communications Inc.	2.875%	11/20/50	23,000	23,131
	Verizon Communications Inc.	4.672%	3/15/55	29,470	39,222
[3,7]	Verizon Communications Inc.	2.987%	10/30/56	43,105	43,300
	Verizon Communications Inc.	3.000%	11/20/60	18,000	18,057
	ViacomCBS Inc.	3.375%	3/1/22	500	512
	ViacomCBS Inc.	4.250%	9/1/23	11,650	12,664
	ViacomCBS Inc.	3.875%	4/1/24	5,113	5,571
	ViacomCBS Inc.	3.700%	8/15/24	5,225	5,720
	ViacomCBS Inc.	3.500%	1/15/25	5,196	5,697
	ViacomCBS Inc.	4.750%	5/15/25	11,000	12,765
	ViacomCBS Inc.	4.000%	1/15/26	4,225	4,823
	ViacomCBS Inc.	2.900%	1/15/27	17,869	19,574
	ViacomCBS Inc.	3.375%	2/15/28	4,150	4,664
	ViacomCBS Inc.	3.700%	6/1/28	8,019	9,142
	ViacomCBS Inc.	4.950%	1/15/31	20,150	25,270
	ViacomCBS Inc.	4.200%	5/19/32	15,670	18,864
	ViacomCBS Inc.	5.500%	5/15/33	5,200	6,659
	ViacomCBS Inc.	6.875%	4/30/36	10,910	15,823
	ViacomCBS Inc.	5.900%	10/15/40	3,375	4,467
	ViacomCBS Inc.	4.850%	7/1/42	10,293	12,527
	ViacomCBS Inc.	4.375%	3/15/43	14,940	17,636
	ViacomCBS Inc.	5.850%	9/1/43	15,499	21,283
	ViacomCBS Inc.	5.250%	4/1/44	400	514
	ViacomCBS Inc.	4.900%	8/15/44	5,115	6,307
	ViacomCBS Inc.	4.600%	1/15/45	1,400	1,657
	ViacomCBS Inc.	4.950%	5/19/50	9,800	12,573
	Vodafone Group plc	3.750%	1/16/24	33,250	36,322
	Vodafone Group plc	4.125%	5/30/25	16,125	18,420
	Vodafone Group plc	4.375%	5/30/28	32,955	39,425
	Vodafone Group plc	7.875%	2/15/30	1,163	1,721
	Vodafone Group plc	6.250%	11/30/32	5,145	7,104
	Vodafone Group plc	6.150%	2/27/37	6,136	8,825
	Vodafone Group plc	5.000%	5/30/38	21,219	27,602
	Vodafone Group plc	4.375%	2/19/43	17,155	21,213
	Vodafone Group plc	5.250%	5/30/48	27,504	38,138
	Vodafone Group plc	4.875%	6/19/49	16,949	22,560
	Vodafone Group plc	4.250%	9/17/50	12,765	15,708
	Vodafone Group plc	5.125%	6/19/59	4,750	6,529
	Walt Disney Co.	3.000%	9/15/22	23,079	24,095
	Walt Disney Co.	1.750%	8/30/24	3,120	3,248
	Walt Disney Co.	3.700%	9/15/24	10,326	11,454
	Walt Disney Co.	3.350%	3/24/25	13,990	15,494
	Walt Disney Co.	3.700%	10/15/25	8,810	9,968
	Walt Disney Co.	1.750%	1/13/26	15,250	15,949
	Walt Disney Co.	3.375%	11/15/26	8,225	9,264
	Walt Disney Co.	3.700%	3/23/27	4,000	4,608
	Walt Disney Co.	2.200%	1/13/28	8,400	8,980
	Walt Disney Co.	2.000%	9/1/29	18,117	18,903
	Walt Disney Co.	3.800%	3/22/30	12,585	14,978
	Walt Disney Co.	2.650%	1/13/31	28,775	31,560
	Walt Disney Co.	6.550%	3/15/33	2,415	3,517
	Walt Disney Co.	6.200%	12/15/34	9,795	14,700
	Walt Disney Co.	6.400%	12/15/35	9,125	14,141

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	6.150%	3/1/37	14,208	20,711
	Walt Disney Co.	6.650%	11/15/37	6,876	10,845
	Walt Disney Co.	4.625%	3/23/40	7,010	9,324
	Walt Disney Co.	3.500%	5/13/40	16,033	18,812
	Walt Disney Co.	5.400%	10/1/43	6,133	8,965
	Walt Disney Co.	4.750%	9/15/44	11,795	16,153
	Walt Disney Co.	4.950%	10/15/45	550	768
	Walt Disney Co.	2.750%	9/1/49	9,750	10,300
	Walt Disney Co.	4.700%	3/23/50	14,545	20,496
	Walt Disney Co.	3.600%	1/13/51	30,625	37,151
	Walt Disney Co.	3.800%	5/13/60	16,483	20,692
	Weibo Corp.	3.500%	7/5/24	8,375	8,759
	Weibo Corp.	3.375%	7/8/30	8,565	8,746
	WPP Finance 2010	3.625%	9/7/22	4,400	4,626
	WPP Finance 2010	3.750%	9/19/24	4,490	4,976
					5,893,205
Consumer Discretionary (1.8%)
	Advance Auto Parts Inc.	3.900%	4/15/30	11,800	13,510
	Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,964
	Alibaba Group Holding Ltd.	3.600%	11/28/24	16,485	18,133
	Alibaba Group Holding Ltd.	3.400%	12/6/27	18,425	20,579
	Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	7,060
	Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	12,668
	Alibaba Group Holding Ltd.	4.200%	12/6/47	19,375	24,367
	Alibaba Group Holding Ltd.	4.400%	12/6/57	9,000	12,007
	Amazon.com Inc.	3.300%	12/5/21	7,999	8,177
	Amazon.com Inc.	2.500%	11/29/22	8,505	8,821
	Amazon.com Inc.	2.400%	2/22/23	16,319	17,028
	Amazon.com Inc.	0.400%	6/3/23	16,815	16,905
	Amazon.com Inc.	2.800%	8/22/24	2,000	2,163
	Amazon.com Inc.	3.800%	12/5/24	5,049	5,669
	Amazon.com Inc.	0.800%	6/3/25	9,785	9,923
	Amazon.com Inc.	5.200%	12/3/25	11,460	13,928
	Amazon.com Inc.	1.200%	6/3/27	12,232	12,471
	Amazon.com Inc.	3.150%	8/22/27	32,883	37,394
	Amazon.com Inc.	1.500%	6/3/30	24,125	24,492
	Amazon.com Inc.	4.800%	12/5/34	13,670	18,698
	Amazon.com Inc.	3.875%	8/22/37	28,490	35,370
	Amazon.com Inc.	4.950%	12/5/44	14,326	20,929
	Amazon.com Inc.	4.050%	8/22/47	31,830	41,981
	Amazon.com Inc.	2.500%	6/3/50	23,355	24,146
	Amazon.com Inc.	4.250%	8/22/57	20,975	29,606
	Amazon.com Inc.	2.700%	6/3/60	18,000	19,236
[3]	American Airlines Pass-Through Trust Class A Series 2016-3	3.250%	10/15/28	1,828	1,646
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	826	810
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,550	2,502
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	4,339	4,147
	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,761	5,636
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	2,321	2,288

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,756	4,594
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	3,113	2,989
[3]	American Honda Finance Corp.	1.650%	7/12/21	4,450	4,481
[3]	American Honda Finance Corp.	1.700%	9/9/21	16,925	17,083
[3]	American Honda Finance Corp.	3.375%	12/10/21	3,500	3,600
	American Honda Finance Corp.	1.950%	5/20/22	5,640	5,764
[3]	American Honda Finance Corp.	2.200%	6/27/22	6,250	6,423
[3]	American Honda Finance Corp.	0.400%	10/21/22	2,000	2,001
[3]	American Honda Finance Corp.	2.600%	11/16/22	4,825	5,026
[3]	American Honda Finance Corp.	1.950%	5/10/23	21,100	21,869
[3]	American Honda Finance Corp.	0.875%	7/7/23	7,300	7,387
[3]	American Honda Finance Corp.	3.450%	7/14/23	4,130	4,440
[3]	American Honda Finance Corp.	0.650%	9/8/23	15,826	15,918
[3]	American Honda Finance Corp.	3.625%	10/10/23	4,175	4,538
[3]	American Honda Finance Corp.	2.900%	2/16/24	6,400	6,851
[3]	American Honda Finance Corp.	2.400%	6/27/24	4,200	4,464
[3]	American Honda Finance Corp.	2.150%	9/10/24	6,000	6,341
[3]	American Honda Finance Corp.	1.200%	7/8/25	5,000	5,111
[3]	American Honda Finance Corp.	1.000%	9/10/25	6,000	6,069
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,650	3,930
[3]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,618
[3]	American Honda Finance Corp.	3.500%	2/15/28	2,000	2,292
[3]	American University	3.672%	4/1/49	4,150	4,614
	Aptiv Corp.	4.150%	3/15/24	8,355	9,177
	Aptiv plc	4.250%	1/15/26	2,550	2,942
	Aptiv plc	4.350%	3/15/29	1,400	1,613
	Aptiv plc	4.400%	10/1/46	4,825	5,212
	Aptiv plc	5.400%	3/15/49	3,890	4,842
	AutoNation Inc.	3.500%	11/15/24	2,300	2,483
	AutoNation Inc.	4.500%	10/1/25	9,905	11,096
	AutoNation Inc.	3.800%	11/15/27	6,075	6,715
	AutoZone Inc.	3.700%	4/15/22	8,325	8,620
	AutoZone Inc.	2.875%	1/15/23	3,080	3,214
	AutoZone Inc.	3.125%	4/18/24	1,950	2,098
	AutoZone Inc.	3.250%	4/15/25	13,519	14,787
	AutoZone Inc.	3.625%	4/15/25	220	246
	AutoZone Inc.	3.125%	4/21/26	5,200	5,721
	AutoZone Inc.	3.750%	6/1/27	5,600	6,402
	AutoZone Inc.	3.750%	4/18/29	9,657	11,077
	AutoZone Inc.	4.000%	4/15/30	15,250	17,959
	AutoZone Inc.	1.650%	1/15/31	8,500	8,436
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	10,803
	Best Buy Co. Inc.	1.950%	10/1/30	2,000	2,007
	Block Financial LLC	5.500%	11/1/22	5,000	5,319
	Block Financial LLC	5.250%	10/1/25	13,075	14,937
	Block Financial LLC	3.875%	8/15/30	6,850	7,399
	BorgWarner Inc.	3.375%	3/15/25	2,788	3,071
	BorgWarner Inc.	2.650%	7/1/27	1,000	1,074
	BorgWarner Inc.	4.375%	3/15/45	3,965	4,620
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	4,650	5,254
	California Institute of Technology	4.321%	8/1/45	1,446	1,957
	California Institute of Technology	4.700%	11/1/11	5,575	7,719

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Institute of Technology	3.650%	9/1/19	2,945	3,335
	Cintas Corp. No. 2	2.900%	4/1/22	3,600	3,706
	Cintas Corp. No. 2	3.250%	6/1/22	1,025	1,059
	Cintas Corp. No. 2	3.700%	4/1/27	8,475	9,753
	Cintas Corp. No. 2	6.150%	8/15/36	259	346
	Cleveland Clinic Foundation	4.858%	1/1/14	3,615	5,103
[3]	Continental Airlines Pass-Through Trust Class A Series 2010-1	4.750%	1/12/21	2,073	2,073
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	4,914	4,936
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	894	902
[3,7]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	1,067
	Daimler Finance North America LLC	8.500%	1/18/31	8,820	13,919
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,683
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	4,245
[3]	Delta Air Lines Pass-Through Trust Class A Series 2007-1	6.821%	8/10/22	5,354	5,458
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	822	824
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	4,000	4,091
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,791	6,727
	DR Horton Inc.	4.375%	9/15/22	9,706	10,233
	DR Horton Inc.	4.750%	2/15/23	3,675	3,953
	DR Horton Inc.	5.750%	8/15/23	4,050	4,543
	DR Horton Inc.	2.500%	10/15/24	5,030	5,366
	DR Horton Inc.	2.600%	10/15/25	4,410	4,753
	DR Horton Inc.	1.400%	10/15/27	2,000	2,004
[3]	Duke University	2.682%	10/1/44	8,500	8,884
[3]	Duke University	2.832%	10/1/55	10,650	11,552
	eBay Inc.	3.800%	3/9/22	5,925	6,143
	eBay Inc.	2.600%	7/15/22	5,405	5,558
	eBay Inc.	2.750%	1/30/23	7,400	7,739
	eBay Inc.	3.450%	8/1/24	2,502	2,723
	eBay Inc.	1.900%	3/11/25	15,479	16,244
	eBay Inc.	3.600%	6/5/27	6,250	7,113
	eBay Inc.	2.700%	3/11/30	13,295	14,277
	eBay Inc.	4.000%	7/15/42	7,836	8,876
[3]	Emory University	2.143%	9/1/30	6,000	6,303
[3]	Emory University	2.969%	9/1/50	1,300	1,387
[3]	Ford Foundation	2.415%	6/1/50	2,720	2,773
[3]	Ford Foundation	2.815%	6/1/70	5,550	5,935
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,622
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,920
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,802	6,420
	General Motors Co.	4.875%	10/2/23	23,293	25,837
	General Motors Co.	5.400%	10/2/23	11,000	12,349
	General Motors Co.	4.000%	4/1/25	11,564	12,802
	General Motors Co.	6.125%	10/1/25	32,763	39,679
	General Motors Co.	4.200%	10/1/27	6,794	7,680
	General Motors Co.	6.800%	10/1/27	10,888	13,983
	General Motors Co.	5.000%	10/1/28	6,075	7,199
	General Motors Co.	5.000%	4/1/35	7,431	8,918
	General Motors Co.	6.600%	4/1/36	7,436	10,141

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	5.150%	4/1/38	11,779	14,195
	General Motors Co.	6.250%	10/2/43	12,800	17,163
	General Motors Co.	5.200%	4/1/45	13,096	15,907
	General Motors Co.	6.750%	4/1/46	18,247	26,142
	General Motors Co.	5.400%	4/1/48	8,575	10,749
	General Motors Co.	5.950%	4/1/49	7,350	9,879
	General Motors Financial Co. Inc.	4.200%	3/1/21	8,065	8,089
	General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,596
	General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,464
	General Motors Financial Co. Inc.	4.375%	9/25/21	3,440	3,533
	General Motors Financial Co. Inc.	4.200%	11/6/21	4,150	4,269
	General Motors Financial Co. Inc.	3.450%	1/14/22	7,265	7,454
	General Motors Financial Co. Inc.	3.450%	4/10/22	20,239	20,830
	General Motors Financial Co. Inc.	3.150%	6/30/22	3,300	3,416
	General Motors Financial Co. Inc.	3.550%	7/8/22	10,000	10,436
	General Motors Financial Co. Inc.	3.250%	1/5/23	1,175	1,230
	General Motors Financial Co. Inc.	5.200%	3/20/23	19,074	20,912
	General Motors Financial Co. Inc.	3.700%	5/9/23	9,930	10,526
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,918	10,700
	General Motors Financial Co. Inc.	4.150%	6/19/23	8,200	8,818
	General Motors Financial Co. Inc.	1.700%	8/18/23	11,000	11,268
	General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,809
	General Motors Financial Co. Inc.	3.950%	4/13/24	3,903	4,239
	General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	18,418
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,278	10,185
	General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	14,095
	General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	11,869
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,712
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	309
	General Motors Financial Co. Inc.	5.250%	3/1/26	6,871	8,086
	General Motors Financial Co. Inc.	4.000%	10/6/26	10,102	11,347
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	20,535
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	8,439
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	7,985
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	5,032
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,800	10,892
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,946
[3]	George Washington University	4.300%	9/15/44	1,220	1,521
	George Washington University	4.868%	9/15/45	1,742	2,377
[3]	George Washington University	4.126%	9/15/48	11,446	14,249
[3]	Georgetown University	4.315%	4/1/49	4,837	6,154
[3]	Georgetown University	2.943%	4/1/50	4,750	4,756
[3]	Georgetown University	5.215%	10/1/18	2,589	3,738
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	4,353
	Harley-Davidson Inc.	4.625%	7/28/45	5,485	6,224
	Hasbro Inc.	3.900%	11/19/29	9,500	10,745
	Hasbro Inc.	6.350%	3/15/40	4,625	5,963
	Hasbro Inc.	5.100%	5/15/44	4,413	4,983
	Home Depot Inc.	3.250%	3/1/22	9,400	9,723
	Home Depot Inc.	2.625%	6/1/22	8,669	8,936
	Home Depot Inc.	2.700%	4/1/23	3,400	3,566
	Home Depot Inc.	3.750%	2/15/24	1,934	2,120
	Home Depot Inc.	3.000%	4/1/26	14,400	16,047
	Home Depot Inc.	2.125%	9/15/26	200	216
	Home Depot Inc.	2.500%	4/15/27	17,915	19,584

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	2.800%	9/14/27	5,480	6,107
	Home Depot Inc.	3.900%	12/6/28	2,190	2,624
	Home Depot Inc.	2.950%	6/15/29	15,455	17,540
	Home Depot Inc.	2.700%	4/15/30	40,205	44,808
	Home Depot Inc.	5.875%	12/16/36	26,531	40,150
	Home Depot Inc.	3.300%	4/15/40	27,900	32,828
	Home Depot Inc.	5.950%	4/1/41	8,402	13,053
	Home Depot Inc.	4.200%	4/1/43	10,625	13,774
	Home Depot Inc.	4.875%	2/15/44	936	1,318
	Home Depot Inc.	4.400%	3/15/45	7,525	10,025
	Home Depot Inc.	4.250%	4/1/46	11,580	15,422
	Home Depot Inc.	3.900%	6/15/47	8,805	11,186
	Home Depot Inc.	4.500%	12/6/48	13,173	18,468
	Home Depot Inc.	3.125%	12/15/49	28,055	32,188
	Home Depot Inc.	3.350%	4/15/50	18,762	22,217
	Home Depot Inc.	3.500%	9/15/56	8,195	10,175
	Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,388
	Hyatt Hotels Corp.	4.850%	3/15/26	2,125	2,377
	Hyatt Hotels Corp.	4.375%	9/15/28	3,805	4,175
	JD.com Inc.	3.125%	4/29/21	796	802
	JD.com Inc.	3.875%	4/29/26	9,577	10,652
	JD.com Inc.	3.375%	1/14/30	3,300	3,588
	JD.com Inc.	4.125%	1/14/50	3,050	3,355
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,375	1,478
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	9,634	9,589
[3]	Johns Hopkins University	4.083%	7/1/53	4,950	6,568
	Kohl's Corp.	3.250%	2/1/23	1,700	1,749
	Kohl's Corp.	4.750%	12/15/23	1,062	1,136
	Kohl's Corp.	4.250%	7/17/25	6,577	7,136
	Kohl's Corp.	5.550%	7/17/45	3,650	3,915
	Las Vegas Sands Corp.	3.200%	8/8/24	11,043	11,690
	Las Vegas Sands Corp.	2.900%	6/25/25	8,527	8,906
	Las Vegas Sands Corp.	3.500%	8/18/26	6,570	7,007
	Las Vegas Sands Corp.	3.900%	8/8/29	3,200	3,445
	Lear Corp.	4.250%	5/15/29	6,850	7,779
	Lear Corp.	3.500%	5/30/30	3,800	4,119
	Lear Corp.	5.250%	5/15/49	5,540	6,755
	Leggett & Platt Inc.	3.800%	11/15/24	3,725	4,018
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	13,577
	Leland Stanford Junior University	3.647%	5/1/48	14,275	18,279
	Leland Stanford Junior University	2.413%	6/1/50	4,795	4,966
	Lennar Corp.	4.750%	11/15/22	6,700	7,102
	Lennar Corp.	4.875%	12/15/23	2,200	2,434
	Lennar Corp.	4.500%	4/30/24	12,500	13,859
	Lennar Corp.	4.750%	5/30/25	4,700	5,370
	Lennar Corp.	5.250%	6/1/26	3,700	4,384
	Lennar Corp.	4.750%	11/29/27	12,000	14,175
	Lowe's Cos. Inc.	3.120%	4/15/22	1,875	1,928
	Lowe's Cos. Inc.	3.875%	9/15/23	8,844	9,603
	Lowe's Cos. Inc.	3.125%	9/15/24	2,950	3,200
	Lowe's Cos. Inc.	4.000%	4/15/25	8,697	9,880
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	15,876
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	21,009

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.100%	5/3/27	9,618	10,779
	Lowe's Cos. Inc.	1.300%	4/15/28	13,500	13,590
	Lowe's Cos. Inc.	6.500%	3/15/29	267	361
	Lowe's Cos. Inc.	3.650%	4/5/29	13,780	16,063
	Lowe's Cos. Inc.	4.500%	4/15/30	12,555	15,537
	Lowe's Cos. Inc.	1.700%	10/15/30	11,000	11,089
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	9,212
	Lowe's Cos. Inc.	4.250%	9/15/44	541	643
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	11,785
	Lowe's Cos. Inc.	4.050%	5/3/47	10,622	13,141
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	12,649
	Lowe's Cos. Inc.	5.125%	4/15/50	10,000	14,769
	Lowe's Cos. Inc.	3.000%	10/15/50	10,000	10,646
	Magna International Inc.	3.625%	6/15/24	9,445	10,307
	Magna International Inc.	4.150%	10/1/25	2,775	3,180
	Magna International Inc.	2.450%	6/15/30	5,000	5,371
[3]	Marriott International Inc.	3.125%	10/15/21	4,825	4,881
	Marriott International Inc.	3.250%	9/15/22	3,525	3,618
	Marriott International Inc.	3.600%	4/15/24	12,525	13,334
	Marriott International Inc.	3.750%	3/15/25	7,409	8,014
[3]	Marriott International Inc.	5.750%	5/1/25	15,392	17,970
	Marriott International Inc.	3.750%	10/1/25	2,190	2,363
[3]	Marriott International Inc.	3.125%	6/15/26	8,235	8,767
[3]	Marriott International Inc.	4.650%	12/1/28	1,500	1,739
	Marriott International Inc.	4.625%	6/15/30	9,100	10,668
[3]	Marriott International Inc.	3.500%	10/15/32	11,200	12,266
	Masco Corp.	5.950%	3/15/22	583	621
	Masco Corp.	4.450%	4/1/25	4,750	5,464
	Masco Corp.	4.375%	4/1/26	4,500	5,266
	Masco Corp.	3.500%	11/15/27	6,550	7,415
	Masco Corp.	7.750%	8/1/29	1,144	1,576
	Masco Corp.	2.000%	10/1/30	1,175	1,195
	Masco Corp.	4.500%	5/15/47	3,600	4,507
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	145	181
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	3,080	3,541
	Massachusetts Institute of Technology	5.600%	7/1/11	8,856	15,484
	Massachusetts Institute of Technology	4.678%	7/1/14	11,505	17,252
[3]	McDonald's Corp.	2.625%	1/15/22	6,265	6,415
[3]	McDonald's Corp.	3.350%	4/1/23	11,981	12,739
[3]	McDonald's Corp.	3.375%	5/26/25	11,655	12,933
[3]	McDonald's Corp.	3.300%	7/1/25	6,100	6,784
[3]	McDonald's Corp.	3.700%	1/30/26	22,615	25,681
[3]	McDonald's Corp.	3.500%	3/1/27	8,960	10,197
[3]	McDonald's Corp.	3.500%	7/1/27	9,000	10,300
[3]	McDonald's Corp.	3.800%	4/1/28	7,475	8,733
[3]	McDonald's Corp.	2.625%	9/1/29	8,110	8,867
[3]	McDonald's Corp.	2.125%	3/1/30	6,855	7,216
[3]	McDonald's Corp.	3.600%	7/1/30	25,716	30,095
[3]	McDonald's Corp.	4.700%	12/9/35	9,900	12,853
[3]	McDonald's Corp.	6.300%	10/15/37	425	638
[3]	McDonald's Corp.	6.300%	3/1/38	4,053	6,132
[3]	McDonald's Corp.	5.700%	2/1/39	7,793	11,148
[3]	McDonald's Corp.	3.700%	2/15/42	4,175	4,866
[3]	McDonald's Corp.	3.625%	5/1/43	4,300	4,945
[3]	McDonald's Corp.	4.600%	5/26/45	6,860	8,924

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	McDonald's Corp.	4.875%	12/9/45	15,500	20,919
[3]	McDonald's Corp.	4.450%	3/1/47	8,890	11,517
[3]	McDonald's Corp.	4.450%	9/1/48	7,755	10,121
[3]	McDonald's Corp.	3.625%	9/1/49	14,800	17,263
[3]	McDonald's Corp.	4.200%	4/1/50	15,000	19,266
	Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,512
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	6,280
	NIKE Inc.	2.250%	5/1/23	3,700	3,852
	NIKE Inc.	2.400%	3/27/25	4,125	4,436
	NIKE Inc.	2.375%	11/1/26	11,270	12,290
	NIKE Inc.	2.750%	3/27/27	12,374	13,678
	NIKE Inc.	2.850%	3/27/30	11,950	13,508
	NIKE Inc.	3.250%	3/27/40	8,750	10,140
	NIKE Inc.	3.625%	5/1/43	6,025	7,314
	NIKE Inc.	3.875%	11/1/45	10,575	13,516
	NIKE Inc.	3.375%	11/1/46	4,125	4,866
	NIKE Inc.	3.375%	3/27/50	14,000	17,202
[3]	Northeastern University	2.894%	10/1/50	3,140	3,304
[3]	Northwestern University	4.643%	12/1/44	9,550	12,636
[3]	Northwestern University	2.640%	12/1/50	3,000	3,083
[3]	Northwestern University	3.662%	12/1/57	2,100	2,648
	NVR Inc.	3.950%	9/15/22	16,588	17,419
	NVR Inc.	3.000%	5/15/30	9,072	9,853
	O'Reilly Automotive Inc.	3.800%	9/1/22	4,979	5,212
	O'Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,522
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,720
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	13,470
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,983
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,500	6,594
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	3,126
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	5,254
	President & Fellows of Harvard College	3.150%	7/15/46	3,800	4,479
	President & Fellows of Harvard College	2.517%	10/15/50	6,465	6,875
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	4,092
	PulteGroup Inc.	5.500%	3/1/26	5,400	6,419
	PulteGroup Inc.	5.000%	1/15/27	6,000	7,080
	PulteGroup Inc.	6.375%	5/15/33	6,462	8,853
	PulteGroup Inc.	6.000%	2/15/35	3,000	4,095
	Ralph Lauren Corp.	1.700%	6/15/22	2,500	2,546
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,332
	Ralph Lauren Corp.	2.950%	6/15/30	6,000	6,488
[3]	Rockefeller Foundation	2.492%	10/1/50	10,100	10,293
	Ross Stores Inc.	4.600%	4/15/25	6,640	7,652
	Ross Stores Inc.	4.700%	4/15/27	6,100	7,251
	Ross Stores Inc.	1.875%	4/15/31	1,000	1,003
	Sands China Ltd.	4.600%	8/8/23	15,935	17,031
	Sands China Ltd.	5.125%	8/8/25	16,609	18,623
[3,7]	Sands China Ltd.	3.800%	1/8/26	4,040	4,298
	Sands China Ltd.	5.400%	8/8/28	15,950	18,661
[3,7]	Sands China Ltd.	4.375%	6/18/30	8,700	9,668
	Snap-on Inc.	6.125%	9/1/21	3,135	3,252
	Snap-on Inc.	3.250%	3/1/27	1,900	2,115
	Snap-on Inc.	4.100%	3/1/48	2,600	3,326
	Snap-on Inc.	3.100%	5/1/50	5,225	5,851
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,033

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Airlines Co.	4.750%	5/4/23	20,196	21,938
	Southwest Airlines Co.	5.250%	5/4/25	17,300	20,003
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,705
	Southwest Airlines Co.	5.125%	6/15/27	19,646	23,333
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,884
	Southwest Airlines Co.	2.625%	2/10/30	3,000	3,049
[3]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	1,275	1,311
[3]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,841	1,704
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,500	5,081
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,249
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	14,230
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	4,090
	Stanley Black & Decker Inc.	4.850%	11/15/48	6,200	8,639
	Stanley Black & Decker Inc.	2.750%	11/15/50	14,000	14,600
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	2,136
	Starbucks Corp.	1.300%	5/7/22	5,215	5,279
	Starbucks Corp.	2.700%	6/15/22	2,920	3,006
	Starbucks Corp.	3.100%	3/1/23	11,735	12,396
	Starbucks Corp.	3.850%	10/1/23	5,400	5,856
	Starbucks Corp.	3.800%	8/15/25	1,354	1,541
	Starbucks Corp.	2.450%	6/15/26	11,685	12,627
	Starbucks Corp.	3.500%	3/1/28	5,575	6,384
	Starbucks Corp.	4.000%	11/15/28	7,100	8,400
	Starbucks Corp.	3.550%	8/15/29	4,950	5,747
	Starbucks Corp.	2.550%	11/15/30	19,700	21,264
	Starbucks Corp.	4.300%	6/15/45	2,535	3,105
	Starbucks Corp.	3.750%	12/1/47	1,000	1,165
	Starbucks Corp.	4.500%	11/15/48	15,301	19,697
	Starbucks Corp.	4.450%	8/15/49	8,000	10,476
	Starbucks Corp.	3.350%	3/12/50	8,000	8,911
	Starbucks Corp.	3.500%	11/15/50	10,700	12,284
	Steelcase Inc.	5.125%	1/18/29	3,700	4,343
	Tapestry Inc.	3.000%	7/15/22	2,850	2,913
	Tapestry Inc.	4.250%	4/1/25	4,178	4,507
	Tapestry Inc.	4.125%	7/15/27	6,520	7,036
	TJX Cos. Inc.	2.500%	5/15/23	5,798	6,057
	TJX Cos. Inc.	3.500%	4/15/25	8,000	8,926
	TJX Cos. Inc.	2.250%	9/15/26	10,275	11,077
	TJX Cos. Inc.	3.750%	4/15/27	19,000	21,951
	TJX Cos. Inc.	1.150%	5/15/28	5,550	5,574
	TJX Cos. Inc.	3.875%	4/15/30	8,000	9,585
	TJX Cos. Inc.	1.600%	5/15/31	5,400	5,444
	Toyota Motor Corp.	2.157%	7/2/22	5,485	5,636
	Toyota Motor Corp.	3.419%	7/20/23	8,500	9,162
	Toyota Motor Corp.	2.358%	7/2/24	11,065	11,739
[3]	Toyota Motor Credit Corp.	1.800%	10/7/21	3,400	3,437
[3]	Toyota Motor Credit Corp.	2.600%	1/11/22	8,700	8,904
[3]	Toyota Motor Credit Corp.	3.300%	1/12/22	9,825	10,135
[3]	Toyota Motor Credit Corp.	2.650%	4/12/22	6,750	6,950
[3]	Toyota Motor Credit Corp.	1.150%	5/26/22	13,200	13,358
[3]	Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,105
[3]	Toyota Motor Credit Corp.	0.450%	7/22/22	14,225	14,258
[3]	Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	12,469

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Motor Credit Corp.	0.350%	10/14/22	10,000	10,024
[3]	Toyota Motor Credit Corp.	2.625%	1/10/23	1,725	1,803
[3]	Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,138
[3]	Toyota Motor Credit Corp.	0.500%	8/14/23	12,000	12,051
[3]	Toyota Motor Credit Corp.	1.350%	8/25/23	7,500	7,689
[3]	Toyota Motor Credit Corp.	3.450%	9/20/23	1,000	1,082
[3]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,256
	Toyota Motor Credit Corp.	3.350%	1/8/24	200	217
[3]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,945
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	13,205	13,826
[3]	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,370
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	8,037
[3]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	7,864
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	9,322
[3]	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	15,115
	Toyota Motor Credit Corp.	3.650%	1/8/29	5,175	6,083
[3]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	10,229
[3]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	11,698
	Tractor Supply Co.	1.750%	11/1/30	5,750	5,780
[3]	Trustees of Boston College	3.129%	7/1/52	3,500	3,815
[3]	Trustees of Boston University	4.061%	10/1/48	3,035	3,839
	Trustees of Princeton University	5.700%	3/1/39	6,600	10,012
[3]	Trustees of Princeton University	2.516%	7/1/50	12,575	13,299
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,700	3,789
	Trustees of the University of Pennsylvania	4.674%	9/1/12	6,298	9,025
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,845	1,858
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,621	2,608
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,867	1,876
[3]	United Airlines Pass-Through Trust Class A Series 2015-1	3.700%	12/1/22	1,750	1,725
[3]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,104	2,041
[3]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	1,073	993
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	23,195	25,051
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	3,267	3,221
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	19,885	20,003
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,719	3,652
[3]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	295	289
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	5,194	5,350
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,729	4,494
[3]	University of Chicago	2.547%	4/1/50	8,000	8,001
[3]	University of Chicago	4.003%	10/1/53	5,300	7,001
[3]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	10,859
[3]	University of Notre Dame du Lac	3.394%	2/15/48	2,700	3,324
[3]	University of Southern California	3.028%	10/1/39	7,751	8,463
[3]	University of Southern California	3.841%	10/1/47	9,550	12,021

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Southern California	5.250%	10/1/11	1,840	2,906
[3]	University of Southern California	3.226%	10/1/20	1,500	1,527
	VF Corp.	2.050%	4/23/22	5,000	5,104
	VF Corp.	2.400%	4/23/25	6,500	6,940
	VF Corp.	2.800%	4/23/27	2,000	2,183
	VF Corp.	2.950%	4/23/30	10,059	11,069
[3,7]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	1,500	1,511
	Whirlpool Corp.	4.700%	6/1/22	6,700	7,088
	Whirlpool Corp.	4.000%	3/1/24	2,675	2,941
	Whirlpool Corp.	3.700%	5/1/25	800	888
	Whirlpool Corp.	4.750%	2/26/29	6,200	7,582
	Whirlpool Corp.	4.500%	6/1/46	4,675	5,786
	Whirlpool Corp.	4.600%	5/15/50	4,500	5,835
[3]	William Marsh Rice University	3.574%	5/15/45	20,700	25,109
[3]	Yale University	0.873%	4/15/25	4,650	4,723
[3]	Yale University	1.482%	4/15/30	5,300	5,418
[3]	Yale University	2.402%	4/15/50	5,825	5,993
					4,060,401
Consumer Staples (2.1%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	6,001
	Altria Group Inc.	3.490%	2/14/22	9,830	10,167
	Altria Group Inc.	2.850%	8/9/22	14,175	14,733
	Altria Group Inc.	2.950%	5/2/23	3,200	3,371
	Altria Group Inc.	4.000%	1/31/24	12,883	14,150
	Altria Group Inc.	3.800%	2/14/24	2,700	2,945
	Altria Group Inc.	2.350%	5/6/25	7,125	7,554
	Altria Group Inc.	4.400%	2/14/26	28,775	33,343
	Altria Group Inc.	2.625%	9/16/26	2,200	2,373
	Altria Group Inc.	4.800%	2/14/29	15,775	18,828
	Altria Group Inc.	3.400%	5/6/30	9,000	9,933
	Altria Group Inc.	5.800%	2/14/39	18,100	23,778
	Altria Group Inc.	4.250%	8/9/42	9,476	10,564
	Altria Group Inc.	4.500%	5/2/43	9,209	10,560
	Altria Group Inc.	5.375%	1/31/44	18,957	24,245
	Altria Group Inc.	3.875%	9/16/46	17,709	18,637
	Altria Group Inc.	5.950%	2/14/49	17,574	24,556
	Altria Group Inc.	4.450%	5/6/50	4,965	5,875
	Altria Group Inc.	6.200%	2/14/59	6,365	8,921
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	41,399	46,786
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	56,511	71,515
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	109,073	141,454
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	7,575	9,549
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	14,121
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	9,086	11,224
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	23,315
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	19,025	21,649
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,072	25,947
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	43,292	53,369
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	25,430	29,414
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,575	7,090
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	13,325	16,353
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	12,884
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	17,201	23,192
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	21,276	27,952
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,357	11,658

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	26,215	33,177
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	31,657	39,173
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	18,730	26,599
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	31,735	39,917
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	18,010	23,548
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	11,655	14,993
Archer-Daniels-Midland Co.	2.750%	3/27/25	4,200	4,565
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	9,516
Archer-Daniels-Midland Co.	3.250%	3/27/30	8,700	10,026
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	754
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,436
Archer-Daniels-Midland Co.	3.750%	9/15/47	2,750	3,468
Archer-Daniels-Midland Co.	4.500%	3/15/49	5,325	7,589
BAT Capital Corp.	2.764%	8/15/22	11,750	12,161
BAT Capital Corp.	3.222%	8/15/24	24,910	26,997
BAT Capital Corp.	2.789%	9/6/24	826	884
BAT Capital Corp.	3.215%	9/6/26	9,250	10,172
BAT Capital Corp.	4.700%	4/2/27	8,325	9,803
BAT Capital Corp.	3.557%	8/15/27	27,770	30,918
BAT Capital Corp.	2.259%	3/25/28	15,625	16,183
BAT Capital Corp.	3.462%	9/6/29	2,568	2,815
BAT Capital Corp.	4.906%	4/2/30	15,805	19,057
BAT Capital Corp.	2.726%	3/25/31	11,000	11,388
BAT Capital Corp.	4.390%	8/15/37	18,325	20,533
BAT Capital Corp.	3.734%	9/25/40	3,000	3,123
BAT Capital Corp.	4.540%	8/15/47	26,893	29,773
BAT Capital Corp.	4.758%	9/6/49	6,025	6,898
BAT Capital Corp.	5.282%	4/2/50	9,950	12,288
BAT Capital Corp.	3.984%	9/25/50	6,575	6,833
BAT International Finance plc	1.668%	3/25/26	13,400	13,697
Beam Suntory Inc.	3.250%	5/15/22	600	618
Beam Suntory Inc.	3.250%	6/15/23	1,400	1,480
Brown-Forman Corp.	3.500%	4/15/25	3,978	4,405
Brown-Forman Corp.	4.500%	7/15/45	3,895	5,233
Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	9,108
Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	7,395
Bunge Ltd. Finance Corp.	1.630%	8/17/25	1,650	1,699
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,840	6,487
Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	4,282
Campbell Soup Co.	2.500%	8/2/22	1,850	1,909
Campbell Soup Co.	3.650%	3/15/23	3,022	3,224
Campbell Soup Co.	3.950%	3/15/25	6,660	7,501
Campbell Soup Co.	3.300%	3/19/25	4,125	4,512
Campbell Soup Co.	4.150%	3/15/28	6,950	8,151
Campbell Soup Co.	2.375%	4/24/30	4,450	4,667
Campbell Soup Co.	4.800%	3/15/48	6,560	8,763
Campbell Soup Co.	3.125%	4/24/50	6,998	7,393
Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,544
Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,957
Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	4,192
Clorox Co.	3.050%	9/15/22	4,675	4,854
Clorox Co.	3.500%	12/15/24	3,925	4,337
Clorox Co.	3.100%	10/1/27	6,100	6,830
Clorox Co.	3.900%	5/15/28	3,500	4,107
Clorox Co.	1.800%	5/15/30	1,500	1,538

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	2.500%	4/1/23	10,229	10,750
	Coca-Cola Co.	3.200%	11/1/23	9,850	10,663
	Coca-Cola Co.	1.750%	9/6/24	8,625	9,024
	Coca-Cola Co.	2.950%	3/25/25	8,595	9,443
	Coca-Cola Co.	2.875%	10/27/25	21,266	23,583
	Coca-Cola Co.	2.550%	6/1/26	7,825	8,552
	Coca-Cola Co.	2.250%	9/1/26	10,530	11,417
	Coca-Cola Co.	3.375%	3/25/27	8,529	9,759
	Coca-Cola Co.	2.900%	5/25/27	1,875	2,087
	Coca-Cola Co.	1.450%	6/1/27	17,848	18,351
	Coca-Cola Co.	1.000%	3/15/28	5,500	5,516
	Coca-Cola Co.	2.125%	9/6/29	6,200	6,622
	Coca-Cola Co.	3.450%	3/25/30	10,125	11,870
	Coca-Cola Co.	1.650%	6/1/30	20,303	20,801
	Coca-Cola Co.	1.375%	3/15/31	6,000	5,980
	Coca-Cola Co.	4.125%	3/25/40	3,880	4,999
	Coca-Cola Co.	2.500%	6/1/40	9,600	10,181
	Coca-Cola Co.	4.200%	3/25/50	5,700	7,826
	Coca-Cola Co.	2.600%	6/1/50	13,475	14,196
	Coca-Cola Co.	2.500%	3/15/51	13,775	14,210
	Coca-Cola Co.	2.750%	6/1/60	9,550	10,299
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	9,041
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	2,600	2,814
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,600	2,620
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	10,920
[3]	Colgate-Palmolive Co.	2.250%	11/15/22	14,525	15,063
[3]	Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,346
[3]	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	5,096
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	6,045	8,105
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	4,600	5,972
	Conagra Brands Inc.	3.250%	9/15/22	4,300	4,496
	Conagra Brands Inc.	3.200%	1/25/23	3,135	3,297
	Conagra Brands Inc.	4.300%	5/1/24	24,235	27,041
	Conagra Brands Inc.	4.600%	11/1/25	12,225	14,404
	Conagra Brands Inc.	1.375%	11/1/27	9,050	9,113
	Conagra Brands Inc.	7.000%	10/1/28	700	943
	Conagra Brands Inc.	4.850%	11/1/28	10,950	13,587
	Conagra Brands Inc.	8.250%	9/15/30	4,025	6,015
	Conagra Brands Inc.	5.300%	11/1/38	12,254	16,292
	Conagra Brands Inc.	5.400%	11/1/48	11,317	15,973
	Constellation Brands Inc.	2.700%	5/9/22	6,607	6,794
	Constellation Brands Inc.	2.650%	11/7/22	9,825	10,214
	Constellation Brands Inc.	3.200%	2/15/23	5,900	6,230
	Constellation Brands Inc.	4.250%	5/1/23	16,800	18,296
	Constellation Brands Inc.	4.750%	11/15/24	9,521	10,923
	Constellation Brands Inc.	4.400%	11/15/25	4,375	5,074
	Constellation Brands Inc.	4.750%	12/1/25	4,777	5,654
	Constellation Brands Inc.	3.700%	12/6/26	5,625	6,428
	Constellation Brands Inc.	3.500%	5/9/27	8,275	9,355
	Constellation Brands Inc.	3.600%	2/15/28	7,070	8,063
	Constellation Brands Inc.	3.150%	8/1/29	14,700	16,328
	Constellation Brands Inc.	2.875%	5/1/30	8,308	9,091
	Constellation Brands Inc.	4.500%	5/9/47	7,195	9,082
	Constellation Brands Inc.	4.100%	2/15/48	4,550	5,493
	Constellation Brands Inc.	5.250%	11/15/48	4,375	6,136

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Constellation Brands Inc.	3.750%	5/1/50	8,825	10,345
Costco Wholesale Corp.	2.300%	5/18/22	10,375	10,648
Costco Wholesale Corp.	2.750%	5/18/24	10,000	10,734
Costco Wholesale Corp.	3.000%	5/18/27	6,532	7,323
Costco Wholesale Corp.	1.375%	6/20/27	16,720	17,220
Costco Wholesale Corp.	1.600%	4/20/30	37,723	38,595
Costco Wholesale Corp.	1.750%	4/20/32	9,400	9,756
Delhaize America LLC	9.000%	4/15/31	1,930	3,091
Diageo Capital plc	2.625%	4/29/23	11,470	12,014
Diageo Capital plc	3.500%	9/18/23	2,000	2,157
Diageo Capital plc	2.125%	10/24/24	9,400	9,906
Diageo Capital plc	1.375%	9/29/25	7,500	7,696
Diageo Capital plc	3.875%	5/18/28	1,000	1,166
Diageo Capital plc	2.375%	10/24/29	8,800	9,457
Diageo Capital plc	2.000%	4/29/30	12,140	12,616
Diageo Capital plc	2.125%	4/29/32	9,824	10,349
Diageo Capital plc	5.875%	9/30/36	500	721
Diageo Capital plc	3.875%	4/29/43	5,469	6,764
Diageo Investment Corp.	2.875%	5/11/22	15,854	16,408
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,433
Diageo Investment Corp.	4.250%	5/11/42	3,512	4,478
Dollar General Corp.	3.250%	4/15/23	9,468	10,020
Dollar General Corp.	4.150%	11/1/25	7,180	8,240
Dollar General Corp.	3.875%	4/15/27	5,525	6,383
Dollar General Corp.	4.125%	5/1/28	4,475	5,284
Dollar General Corp.	3.500%	4/3/30	7,464	8,575
Dollar General Corp.	4.125%	4/3/50	20,657	26,079
Dollar Tree Inc.	3.700%	5/15/23	4,800	5,140
Dollar Tree Inc.	4.000%	5/15/25	12,815	14,450
Dollar Tree Inc.	4.200%	5/15/28	6,270	7,415
Estee Lauder Cos. Inc.	2.000%	12/1/24	150	158
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,831
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	6,485
Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	17,121
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,444
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	5,749
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	2,468
Estee Lauder Cos. Inc.	3.125%	12/1/49	6,552	7,513
Flowers Foods Inc.	4.375%	4/1/22	2,950	3,055
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,904
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	627
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	4,423
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	26,700	29,665
General Mills Inc.	3.150%	12/15/21	7,875	8,029
General Mills Inc.	2.600%	10/12/22	9,550	9,916
General Mills Inc.	3.700%	10/17/23	15,602	16,980
General Mills Inc.	3.650%	2/15/24	5,885	6,384
General Mills Inc.	4.000%	4/17/25	1,000	1,130
General Mills Inc.	3.200%	2/10/27	7,500	8,402
General Mills Inc.	4.200%	4/17/28	11,675	13,981
General Mills Inc.	2.875%	4/15/30	14,891	16,506
General Mills Inc.	4.550%	4/17/38	6,825	8,748
General Mills Inc.	5.400%	6/15/40	5,400	7,593
General Mills Inc.	4.150%	2/15/43	4,375	5,494
General Mills Inc.	4.700%	4/17/48	1,620	2,276

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hershey Co.	2.625%	5/1/23	2,750	2,876
	Hershey Co.	3.375%	5/15/23	10,050	10,761
	Hershey Co.	2.050%	11/15/24	2,291	2,420
	Hershey Co.	3.200%	8/21/25	5,028	5,596
	Hershey Co.	2.300%	8/15/26	500	541
	Hershey Co.	2.450%	11/15/29	5,381	5,872
	Hershey Co.	1.700%	6/1/30	7,720	7,914
	Hershey Co.	3.375%	8/15/46	300	350
	Hershey Co.	3.125%	11/15/49	4,035	4,573
	Hershey Co.	2.650%	6/1/50	7,595	8,034
	Hormel Foods Corp.	1.800%	6/11/30	8,575	8,854
	Ingredion Inc.	3.200%	10/1/26	4,000	4,442
	Ingredion Inc.	2.900%	6/1/30	8,075	8,866
	Ingredion Inc.	3.900%	6/1/50	3,750	4,450
	J M Smucker Co.	3.000%	3/15/22	2,605	2,685
	J M Smucker Co.	3.500%	3/15/25	6,034	6,713
	J M Smucker Co.	3.375%	12/15/27	4,220	4,751
	J M Smucker Co.	2.375%	3/15/30	3,875	4,096
	J M Smucker Co.	4.250%	3/15/35	4,750	5,818
	J M Smucker Co.	4.375%	3/15/45	1,960	2,440
	J M Smucker Co.	3.550%	3/15/50	6,750	7,606
	Kellogg Co.	2.650%	12/1/23	4,536	4,840
	Kellogg Co.	3.250%	4/1/26	5,025	5,637
	Kellogg Co.	3.400%	11/15/27	10,475	11,885
	Kellogg Co.	4.300%	5/15/28	4,850	5,781
	Kellogg Co.	2.100%	6/1/30	4,850	5,076
[3]	Kellogg Co.	7.450%	4/1/31	5,367	8,103
	Kellogg Co.	4.500%	4/1/46	7,650	9,858
	Keurig Dr Pepper Inc.	2.700%	11/15/22	2,725	2,819
	Keurig Dr Pepper Inc.	4.057%	5/25/23	16,325	17,728
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,725	8,299
	Keurig Dr Pepper Inc.	4.417%	5/25/25	11,061	12,723
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	7,231
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,992
	Keurig Dr Pepper Inc.	3.430%	6/15/27	2,600	2,949
	Keurig Dr Pepper Inc.	3.200%	5/1/30	19,750	22,350
	Keurig Dr Pepper Inc.	7.450%	5/1/38	305	476
	Keurig Dr Pepper Inc.	4.985%	5/25/38	7,233	9,681
	Keurig Dr Pepper Inc.	4.500%	11/15/45	11,525	14,693
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	3,779
	Keurig Dr Pepper Inc.	5.085%	5/25/48	265	371
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	8,492
	Kimberly-Clark Corp.	2.400%	3/1/22	5,275	5,407
	Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,680
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,416
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	4,019
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,767
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	4,293
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,459
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	6,958
	Kimberly-Clark Corp.	6.625%	8/1/37	300	490
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	11,993
	Kimberly-Clark Corp.	3.700%	6/1/43	2,525	3,144
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	3,561
	Kimberly-Clark Corp.	2.875%	2/7/50	10,605	11,892

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	3,094
	Kroger Co.	3.400%	4/15/22	4,102	4,233
	Kroger Co.	2.800%	8/1/22	2,800	2,900
	Kroger Co.	3.850%	8/1/23	9,757	10,521
	Kroger Co.	4.000%	2/1/24	4,309	4,727
	Kroger Co.	3.500%	2/1/26	1,800	2,019
	Kroger Co.	2.650%	10/15/26	5,605	6,128
	Kroger Co.	4.500%	1/15/29	1,435	1,759
[3]	Kroger Co.	7.700%	6/1/29	4,025	5,647
	Kroger Co.	8.000%	9/15/29	6,150	8,893
	Kroger Co.	2.200%	5/1/30	5,031	5,262
	Kroger Co.	7.500%	4/1/31	1,125	1,647
	Kroger Co.	6.900%	4/15/38	3,327	5,020
	Kroger Co.	5.400%	7/15/40	2,650	3,563
	Kroger Co.	5.000%	4/15/42	4,524	5,980
	Kroger Co.	5.150%	8/1/43	2,350	3,198
	Kroger Co.	3.875%	10/15/46	13,619	15,927
	Kroger Co.	4.450%	2/1/47	5,959	7,502
	Kroger Co.	4.650%	1/15/48	5,191	6,725
	Kroger Co.	5.400%	1/15/49	2,550	3,692
	Kroger Co.	3.950%	1/15/50	8,075	9,707
	McCormick & Co. Inc.	3.900%	7/15/21	875	884
	McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,624
	McCormick & Co. Inc.	3.150%	8/15/24	6,775	7,340
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	11,790
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	4,387
	McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,674
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	13,966
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	7,634
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	11,687
	Molson Coors Beverage Co.	3.500%	5/1/22	826	860
	Molson Coors Beverage Co.	3.000%	7/15/26	20,476	22,450
	Molson Coors Beverage Co.	5.000%	5/1/42	9,925	12,403
	Molson Coors Beverage Co.	4.200%	7/15/46	14,525	16,618
[3,7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	3,800	3,910
	Mondelez International Inc.	0.625%	7/1/22	10,984	11,037
	Mondelez International Inc.	2.125%	4/13/23	3,000	3,117
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,657
	Mondelez International Inc.	2.750%	4/13/30	14,944	16,391
	Mondelez International Inc.	1.500%	2/4/31	3,600	3,541
	Mondelez International Inc.	1.875%	10/15/32	9,600	9,736
	Mondelez International Inc.	2.625%	9/4/50	14,025	14,096
	PepsiCo Inc.	3.000%	8/25/21	12,620	12,835
	PepsiCo Inc.	2.750%	3/5/22	10,320	10,623
	PepsiCo Inc.	2.250%	5/2/22	6,000	6,147
	PepsiCo Inc.	3.100%	7/17/22	3,425	3,560
	PepsiCo Inc.	2.750%	3/1/23	7,975	8,407
	PepsiCo Inc.	0.750%	5/1/23	9,225	9,340
	PepsiCo Inc.	3.600%	3/1/24	7,334	8,009
	PepsiCo Inc.	2.250%	3/19/25	12,188	13,028
	PepsiCo Inc.	2.750%	4/30/25	10,130	11,004
	PepsiCo Inc.	3.500%	7/17/25	4,000	4,490
	PepsiCo Inc.	2.850%	2/24/26	8,175	9,029
	PepsiCo Inc.	2.375%	10/6/26	17,000	18,483

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	2.625%	3/19/27	2,500	2,749
	PepsiCo Inc.	3.000%	10/15/27	13,525	15,235
	PepsiCo Inc.	7.000%	3/1/29	3,527	5,139
	PepsiCo Inc.	2.625%	7/29/29	7,984	8,787
	PepsiCo Inc.	2.750%	3/19/30	16,510	18,389
	PepsiCo Inc.	1.625%	5/1/30	15,350	15,714
	PepsiCo Inc.	1.400%	2/25/31	10,000	10,032
	PepsiCo Inc.	5.500%	1/15/40	1,300	1,946
	PepsiCo Inc.	3.500%	3/19/40	9,500	11,379
	PepsiCo Inc.	4.000%	3/5/42	9,800	12,599
	PepsiCo Inc.	3.600%	8/13/42	4,100	4,966
	PepsiCo Inc.	4.250%	10/22/44	8,525	11,147
	PepsiCo Inc.	4.600%	7/17/45	5,135	7,179
	PepsiCo Inc.	4.450%	4/14/46	13,925	19,411
	PepsiCo Inc.	3.450%	10/6/46	14,075	16,892
	PepsiCo Inc.	3.375%	7/29/49	11,415	13,832
	PepsiCo Inc.	2.875%	10/15/49	9,400	10,494
	PepsiCo Inc.	3.625%	3/19/50	22,013	27,811
	PepsiCo Inc.	3.875%	3/19/60	6,870	9,167
	Philip Morris International Inc.	2.625%	2/18/22	5,000	5,125
	Philip Morris International Inc.	2.375%	8/17/22	7,400	7,628
	Philip Morris International Inc.	2.500%	8/22/22	3,000	3,107
	Philip Morris International Inc.	2.500%	11/2/22	5,900	6,121
	Philip Morris International Inc.	2.625%	3/6/23	2,970	3,123
	Philip Morris International Inc.	1.125%	5/1/23	5,025	5,124
	Philip Morris International Inc.	2.125%	5/10/23	4,230	4,391
	Philip Morris International Inc.	3.600%	11/15/23	7,660	8,356
	Philip Morris International Inc.	2.875%	5/1/24	9,625	10,373
	Philip Morris International Inc.	3.250%	11/10/24	10,600	11,644
	Philip Morris International Inc.	1.500%	5/1/25	5,412	5,597
	Philip Morris International Inc.	3.375%	8/11/25	4,625	5,145
	Philip Morris International Inc.	2.750%	2/25/26	10,500	11,458
	Philip Morris International Inc.	0.875%	5/1/26	6,750	6,777
	Philip Morris International Inc.	3.125%	8/17/27	4,500	5,027
	Philip Morris International Inc.	3.125%	3/2/28	4,230	4,724
	Philip Morris International Inc.	3.375%	8/15/29	5,730	6,545
	Philip Morris International Inc.	2.100%	5/1/30	8,250	8,551
	Philip Morris International Inc.	1.750%	11/1/30	4,500	4,550
	Philip Morris International Inc.	6.375%	5/16/38	7,600	11,462
	Philip Morris International Inc.	4.375%	11/15/41	10,418	12,972
	Philip Morris International Inc.	4.500%	3/20/42	7,090	8,942
	Philip Morris International Inc.	3.875%	8/21/42	7,802	9,084
	Philip Morris International Inc.	4.125%	3/4/43	9,990	12,228
	Philip Morris International Inc.	4.875%	11/15/43	7,750	10,242
	Philip Morris International Inc.	4.250%	11/10/44	13,935	17,522
[3]	Procter & Gamble - Esop	9.360%	1/1/21	130	130
	Procter & Gamble Co.	2.300%	2/6/22	7,164	7,321
	Procter & Gamble Co.	3.100%	8/15/23	8,250	8,865
	Procter & Gamble Co.	0.550%	10/29/25	11,250	11,279
	Procter & Gamble Co.	2.700%	2/2/26	15,050	16,676
	Procter & Gamble Co.	2.450%	11/3/26	11,110	12,244
	Procter & Gamble Co.	2.800%	3/25/27	11,395	12,667
	Procter & Gamble Co.	2.850%	8/11/27	6,575	7,336
	Procter & Gamble Co.	3.000%	3/25/30	25,907	29,706
	Procter & Gamble Co.	1.200%	10/29/30	10,431	10,381

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	5.550%	3/5/37	4,500	6,884
	Procter & Gamble Co.	3.550%	3/25/40	8,422	10,476
	Procter & Gamble Co.	3.500%	10/25/47	3,075	3,987
	Procter & Gamble Co.	3.600%	3/25/50	8,606	11,538
	Reynolds American Inc.	4.850%	9/15/23	2,345	2,616
	Reynolds American Inc.	4.450%	6/12/25	35,592	40,476
	Reynolds American Inc.	5.700%	8/15/35	6,920	8,735
	Reynolds American Inc.	7.250%	6/15/37	4,800	6,586
[3]	Reynolds American Inc.	8.125%	5/1/40	2,239	3,255
[3]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,674
	Reynolds American Inc.	6.150%	9/15/43	8,075	10,447
	Reynolds American Inc.	5.850%	8/15/45	20,590	26,281
	Sysco Corp.	2.600%	6/12/22	1,800	1,855
	Sysco Corp.	3.550%	3/15/25	2,000	2,226
	Sysco Corp.	3.750%	10/1/25	7,349	8,236
	Sysco Corp.	3.300%	7/15/26	8,450	9,373
	Sysco Corp.	3.250%	7/15/27	14,864	16,542
	Sysco Corp.	2.400%	2/15/30	1,815	1,883
	Sysco Corp.	5.950%	4/1/30	10,650	13,987
	Sysco Corp.	6.600%	4/1/40	6,415	9,365
	Sysco Corp.	4.850%	10/1/45	3,680	4,595
	Sysco Corp.	4.500%	4/1/46	6,450	7,803
	Sysco Corp.	4.450%	3/15/48	6,425	7,742
	Sysco Corp.	3.300%	2/15/50	5,300	5,551
	Sysco Corp.	6.600%	4/1/50	11,472	17,625
	Target Corp.	2.900%	1/15/22	9,305	9,562
	Target Corp.	3.500%	7/1/24	9,386	10,390
	Target Corp.	2.250%	4/15/25	14,006	15,019
	Target Corp.	2.500%	4/15/26	4,290	4,726
	Target Corp.	3.375%	4/15/29	6,750	7,890
	Target Corp.	2.350%	2/15/30	3,730	4,057
	Target Corp.	2.650%	9/15/30	16,093	18,048
	Target Corp.	6.500%	10/15/37	5,208	8,394
	Target Corp.	7.000%	1/15/38	3,725	6,198
	Target Corp.	4.000%	7/1/42	5,000	6,684
	Target Corp.	3.625%	4/15/46	5,000	6,286
	Target Corp.	3.900%	11/15/47	700	914
	Tyson Foods Inc.	4.500%	6/15/22	13,525	14,175
	Tyson Foods Inc.	3.900%	9/28/23	3,300	3,599
	Tyson Foods Inc.	3.950%	8/15/24	18,710	20,770
	Tyson Foods Inc.	4.000%	3/1/26	26,044	29,923
	Tyson Foods Inc.	3.550%	6/2/27	11,175	12,720
	Tyson Foods Inc.	4.350%	3/1/29	17,500	21,185
	Tyson Foods Inc.	4.875%	8/15/34	4,325	5,647
	Tyson Foods Inc.	5.150%	8/15/44	625	858
	Tyson Foods Inc.	4.550%	6/2/47	8,625	11,340
	Tyson Foods Inc.	5.100%	9/28/48	19,375	27,848
	Unilever Capital Corp.	3.000%	3/7/22	5,075	5,240
	Unilever Capital Corp.	3.125%	3/22/23	200	212
	Unilever Capital Corp.	0.375%	9/14/23	1,000	1,005
	Unilever Capital Corp.	3.250%	3/7/24	13,175	14,292
	Unilever Capital Corp.	2.600%	5/5/24	19,965	21,312
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,889
	Unilever Capital Corp.	3.100%	7/30/25	3,875	4,292
	Unilever Capital Corp.	2.000%	7/28/26	6,200	6,616

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	2.900%	5/5/27	6,400	7,118
	Unilever Capital Corp.	2.125%	9/6/29	19,166	20,450
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,505
	Unilever Capital Corp.	5.900%	11/15/32	8,600	12,486
	Walgreen Co.	3.100%	9/15/22	7,185	7,496
	Walgreen Co.	4.400%	9/15/42	4,276	4,600
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,250	6,378
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	11,087	12,218
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	20,550
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	5,423
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	17,146	19,415
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	6,095	6,697
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	9,150	9,710
	Walmart Inc.	2.350%	12/15/22	11,600	12,060
	Walmart Inc.	2.550%	4/11/23	12,735	13,321
	Walmart Inc.	3.400%	6/26/23	16,350	17,559
	Walmart Inc.	3.300%	4/22/24	16,825	18,303
	Walmart Inc.	2.850%	7/8/24	16,905	18,283
	Walmart Inc.	2.650%	12/15/24	16,397	17,706
	Walmart Inc.	3.550%	6/26/25	20,470	23,159
	Walmart Inc.	3.050%	7/8/26	8,035	9,023
	Walmart Inc.	5.875%	4/5/27	8,160	10,426
	Walmart Inc.	3.700%	6/26/28	10,146	11,925
	Walmart Inc.	3.250%	7/8/29	21,340	24,700
	Walmart Inc.	2.375%	9/24/29	7,455	8,126
	Walmart Inc.	7.550%	2/15/30	4,191	6,404
	Walmart Inc.	5.250%	9/1/35	16,935	24,594
	Walmart Inc.	6.500%	8/15/37	5,447	8,760
	Walmart Inc.	6.200%	4/15/38	13,580	21,490
	Walmart Inc.	3.950%	6/28/38	7,175	9,099
	Walmart Inc.	5.625%	4/1/40	8,185	12,479
	Walmart Inc.	4.875%	7/8/40	7,145	10,004
	Walmart Inc.	5.000%	10/25/40	2,755	3,966
	Walmart Inc.	5.625%	4/15/41	6,975	10,633
	Walmart Inc.	4.000%	4/11/43	8,385	10,719
	Walmart Inc.	4.300%	4/22/44	5,250	7,087
	Walmart Inc.	3.625%	12/15/47	13,874	17,570
	Walmart Inc.	4.050%	6/29/48	17,450	23,633
	Walmart Inc.	2.950%	9/24/49	26,870	30,863
					4,752,708
Energy (2.3%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	16,280	16,971
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	15,175	16,995
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	5,100	5,581
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	9,498	11,446
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	13,200	14,985
	Baker Hughes Holdings LLC	5.125%	9/15/40	6,540	8,636
	Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,329
	Boardwalk Pipelines LP	4.950%	12/15/24	575	638
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	17,593
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	3,015
[3]	BP Capital Markets America Inc.	3.245%	5/6/22	11,075	11,504
[3]	BP Capital Markets America Inc.	2.520%	9/19/22	5,500	5,692
	BP Capital Markets America Inc.	2.937%	4/6/23	5,000	5,281
[3]	BP Capital Markets America Inc.	2.750%	5/10/23	20,495	21,607

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BP Capital Markets America Inc.	3.216%	11/28/23	5,800	6,227
	BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,785
[3]	BP Capital Markets America Inc.	3.224%	4/14/24	6,697	7,232
	BP Capital Markets America Inc.	3.194%	4/6/25	9,500	10,448
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	15,106
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	25,301	27,978
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,997
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	9,623
	BP Capital Markets America Inc.	3.937%	9/21/28	7,750	9,105
	BP Capital Markets America Inc.	4.234%	11/6/28	19,680	23,456
	BP Capital Markets America Inc.	3.633%	4/6/30	22,910	26,622
	BP Capital Markets America Inc.	1.749%	8/10/30	6,316	6,326
	BP Capital Markets America Inc.	3.000%	2/24/50	15,914	16,316
	BP Capital Markets America Inc.	2.772%	11/10/50	13,500	13,272
	BP Capital Markets America Inc.	2.939%	6/4/51	10,000	10,145
	BP Capital Markets plc	3.561%	11/1/21	17,674	18,147
	BP Capital Markets plc	3.062%	3/17/22	550	568
	BP Capital Markets plc	2.500%	11/6/22	7,375	7,660
	BP Capital Markets plc	3.994%	9/26/23	2,700	2,955
	BP Capital Markets plc	3.814%	2/10/24	3,190	3,501
	BP Capital Markets plc	3.535%	11/4/24	10,326	11,450
	BP Capital Markets plc	3.506%	3/17/25	6,314	7,040
	BP Capital Markets plc	3.279%	9/19/27	22,573	25,390
	BP Capital Markets plc	3.723%	11/28/28	12,825	14,845
	Burlington Resources LLC	7.200%	8/15/31	7,062	10,534
	Burlington Resources LLC	7.400%	12/1/31	3,875	5,764
	Burlington Resources LLC	5.950%	10/15/36	6,071	8,575
	Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,360
	Canadian Natural Resources Ltd.	3.800%	4/15/24	15,765	16,888
	Canadian Natural Resources Ltd.	2.050%	7/15/25	7,748	8,124
	Canadian Natural Resources Ltd.	3.850%	6/1/27	14,075	15,782
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	9,536
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,496
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,445	4,530
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	4,035
	Canadian Natural Resources Ltd.	6.500%	2/15/37	5,965	7,844
	Canadian Natural Resources Ltd.	6.250%	3/15/38	9,343	12,473
	Canadian Natural Resources Ltd.	6.750%	2/1/39	6,535	8,937
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,000	8,839
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	8,152
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	14,000	16,258
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	20,654	24,372
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	14,250	15,881
	Chevron Corp.	2.411%	3/3/22	3,925	4,008
	Chevron Corp.	2.498%	3/3/22	4,350	4,421
	Chevron Corp.	2.355%	12/5/22	20,964	21,693
	Chevron Corp.	1.141%	5/11/23	10,200	10,392
	Chevron Corp.	3.191%	6/24/23	28,428	30,168
	Chevron Corp.	2.895%	3/3/24	14,000	14,856
	Chevron Corp.	1.554%	5/11/25	20,600	21,350
	Chevron Corp.	3.326%	11/17/25	8,799	9,804
	Chevron Corp.	2.954%	5/16/26	9,700	10,780
	Chevron Corp.	1.995%	5/11/27	7,286	7,704
	Chevron Corp.	2.236%	5/11/30	18,468	19,722
	Chevron Corp.	2.978%	5/11/40	6,600	7,289

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron Corp.	3.078%	5/11/50	8,945	9,865
	Chevron USA Inc.	0.333%	8/12/22	3,000	3,004
	Chevron USA Inc.	0.687%	8/12/25	12,952	12,989
	Chevron USA Inc.	1.018%	8/12/27	5,667	5,671
	Chevron USA Inc.	2.343%	8/12/50	7,000	6,765
	Cimarex Energy Co.	4.375%	6/1/24	5,900	6,409
	Cimarex Energy Co.	3.900%	5/15/27	5,905	6,466
	Cimarex Energy Co.	4.375%	3/15/29	3,280	3,731
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,448	12,041
	Columbia Pipeline Group Inc.	5.800%	6/1/45	4,385	6,017
	Concho Resources Inc.	3.750%	10/1/27	15,871	17,954
	Concho Resources Inc.	4.300%	8/15/28	15,056	17,785
	Concho Resources Inc.	2.400%	2/15/31	4,900	5,117
	Concho Resources Inc.	4.875%	10/1/47	11,489	15,453
	Concho Resources Inc.	4.850%	8/15/48	3,202	4,271
	Conoco Funding Co.	7.250%	10/15/31	1,740	2,593
	ConocoPhillips	5.900%	10/15/32	2,825	3,845
	ConocoPhillips	5.900%	5/15/38	8,161	11,688
	ConocoPhillips	6.500%	2/1/39	23,463	35,845
	ConocoPhillips Co.	3.350%	11/15/24	2,625	2,876
	ConocoPhillips Co.	4.950%	3/15/26	20,353	24,432
	ConocoPhillips Co.	6.950%	4/15/29	6,300	8,791
	ConocoPhillips Co.	4.300%	11/15/44	8,848	11,190
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,852
	Devon Energy Corp.	7.875%	9/30/31	7,950	11,027
	Devon Energy Corp.	7.950%	4/15/32	2,314	3,245
	Devon Energy Corp.	5.600%	7/15/41	9,995	12,131
	Devon Energy Corp.	4.750%	5/15/42	11,400	12,768
	Devon Energy Corp.	5.000%	6/15/45	5,250	6,208
	Diamondback Energy Inc.	2.875%	12/1/24	9,150	9,619
	Diamondback Energy Inc.	5.375%	5/31/25	7,000	7,254
	Diamondback Energy Inc.	3.250%	12/1/26	13,125	14,027
	Diamondback Energy Inc.	3.500%	12/1/29	19,250	20,501
	Enable Midstream Partners LP	3.900%	5/15/24	7,100	7,225
	Enable Midstream Partners LP	4.400%	3/15/27	8,500	8,515
	Enable Midstream Partners LP	4.950%	5/15/28	10,200	10,425
	Enable Midstream Partners LP	4.150%	9/15/29	3,000	2,972
	Enable Midstream Partners LP	5.000%	5/15/44	3,275	3,108
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,688
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	6,680
	Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,470
	Enbridge Energy Partners LP	7.375%	10/15/45	5,080	7,795
	Enbridge Inc.	2.900%	7/15/22	8,200	8,487
	Enbridge Inc.	3.500%	6/10/24	6,425	6,971
	Enbridge Inc.	2.500%	1/15/25	4,500	4,809
	Enbridge Inc.	4.250%	12/1/26	7,400	8,613
	Enbridge Inc.	3.700%	7/15/27	6,675	7,586
	Enbridge Inc.	3.125%	11/15/29	14,295	15,689
	Enbridge Inc.	4.500%	6/10/44	6,495	7,601
	Enbridge Inc.	5.500%	12/1/46	2,000	2,667
	Enbridge Inc.	4.000%	11/15/49	5,750	6,547
	Energy Transfer Operating LP	3.600%	2/1/23	6,888	7,207
	Energy Transfer Operating LP	4.250%	3/15/23	18,860	19,779
[3]	Energy Transfer Operating LP	4.200%	9/15/23	5,600	6,034
	Energy Transfer Operating LP	5.875%	1/15/24	2,000	2,243

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,774
	Energy Transfer Operating LP	4.050%	3/15/25	15,986	17,465
	Energy Transfer Operating LP	2.900%	5/15/25	9,700	10,234
	Energy Transfer Operating LP	4.750%	1/15/26	16,005	17,746
	Energy Transfer Operating LP	4.200%	4/15/27	5,300	5,823
	Energy Transfer Operating LP	5.500%	6/1/27	8,800	10,307
	Energy Transfer Operating LP	4.950%	6/15/28	10,260	11,850
	Energy Transfer Operating LP	5.250%	4/15/29	13,100	15,212
	Energy Transfer Operating LP	3.750%	5/15/30	23,180	25,063
	Energy Transfer Operating LP	4.900%	3/15/35	4,100	4,474
	Energy Transfer Operating LP	6.625%	10/15/36	1,950	2,335
[3]	Energy Transfer Operating LP	5.800%	6/15/38	5,790	6,615
	Energy Transfer Operating LP	7.500%	7/1/38	5,232	6,867
	Energy Transfer Operating LP	6.050%	6/1/41	5,690	6,529
	Energy Transfer Operating LP	6.500%	2/1/42	11,326	13,733
	Energy Transfer Operating LP	5.150%	2/1/43	5,900	6,210
	Energy Transfer Operating LP	5.950%	10/1/43	2,300	2,579
	Energy Transfer Operating LP	5.150%	3/15/45	1,780	1,920
	Energy Transfer Operating LP	6.125%	12/15/45	13,950	16,287
	Energy Transfer Operating LP	5.300%	4/15/47	9,890	10,891
	Energy Transfer Operating LP	6.000%	6/15/48	10,500	12,447
	Energy Transfer Operating LP	6.250%	4/15/49	15,300	18,456
	Energy Transfer Operating LP	5.000%	5/15/50	22,700	24,771
	Energy Transfer Partners LP	5.875%	3/1/22	7,950	8,313
	Energy Transfer Partners LP	5.000%	10/1/22	14,300	15,158
	Energy Transfer Partners LP	4.500%	11/1/23	7,185	7,769
	Eni USA Inc.	7.300%	11/15/27	1,095	1,450
	Enterprise Products Operating LLC	3.500%	2/1/22	6,075	6,279
	Enterprise Products Operating LLC	4.050%	2/15/22	625	651
	Enterprise Products Operating LLC	3.350%	3/15/23	10,929	11,394
	Enterprise Products Operating LLC	3.900%	2/15/24	7,720	8,453
	Enterprise Products Operating LLC	3.750%	2/15/25	7,925	8,868
	Enterprise Products Operating LLC	3.700%	2/15/26	8,518	9,629
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,573
	Enterprise Products Operating LLC	4.150%	10/16/28	5,000	5,908
	Enterprise Products Operating LLC	3.125%	7/31/29	20,940	23,175
	Enterprise Products Operating LLC	2.800%	1/31/30	10,700	11,607
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	8,843	12,325
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	235	329
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	5,052
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	8,076
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	10,221
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	5,579
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	15,158
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	18,146
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	27,487
	Enterprise Products Operating LLC	5.100%	2/15/45	10,370	13,097
	Enterprise Products Operating LLC	4.900%	5/15/46	10,385	13,008
	Enterprise Products Operating LLC	4.250%	2/15/48	18,492	21,548
	Enterprise Products Operating LLC	4.800%	2/1/49	14,798	18,683
	Enterprise Products Operating LLC	4.200%	1/31/50	22,000	25,816
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	1,097
	Enterprise Products Operating LLC	3.200%	2/15/52	5,050	5,094
	Enterprise Products Operating LLC	4.950%	10/15/54	2,725	3,430
	Enterprise Products Operating LLC	3.950%	1/31/60	12,900	14,140

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	2,129
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	7,315	7,242
	EOG Resources Inc.	2.625%	3/15/23	15,165	15,827
	EOG Resources Inc.	3.150%	4/1/25	800	875
	EOG Resources Inc.	4.150%	1/15/26	6,750	7,737
	EOG Resources Inc.	4.375%	4/15/30	11,695	14,228
	EOG Resources Inc.	4.950%	4/15/50	13,500	18,263
	Exxon Mobil Corp.	2.397%	3/6/22	31,850	32,447
	Exxon Mobil Corp.	2.726%	3/1/23	43,075	45,117
	Exxon Mobil Corp.	1.571%	4/15/23	14,238	14,506
	Exxon Mobil Corp.	2.019%	8/16/24	9,300	9,777
	Exxon Mobil Corp.	2.992%	3/19/25	34,100	37,277
	Exxon Mobil Corp.	3.043%	3/1/26	9,373	10,369
	Exxon Mobil Corp.	2.275%	8/16/26	4,225	4,549
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	10,423
	Exxon Mobil Corp.	3.482%	3/19/30	15,000	17,358
	Exxon Mobil Corp.	2.610%	10/15/30	22,455	24,507
	Exxon Mobil Corp.	2.995%	8/16/39	8,504	9,210
	Exxon Mobil Corp.	4.227%	3/19/40	23,850	29,570
	Exxon Mobil Corp.	3.567%	3/6/45	13,153	15,024
	Exxon Mobil Corp.	4.114%	3/1/46	10,000	12,310
	Exxon Mobil Corp.	3.095%	8/16/49	16,034	17,276
	Exxon Mobil Corp.	4.327%	3/19/50	38,890	50,654
	Exxon Mobil Corp.	3.452%	4/15/51	22,130	25,277
	Halliburton Co.	3.500%	8/1/23	284	302
	Halliburton Co.	3.800%	11/15/25	1,510	1,691
	Halliburton Co.	2.920%	3/1/30	13,200	13,959
	Halliburton Co.	4.850%	11/15/35	15,025	17,241
	Halliburton Co.	6.700%	9/15/38	12,580	16,621
	Halliburton Co.	4.500%	11/15/41	2,000	2,163
	Halliburton Co.	4.750%	8/1/43	8,875	9,862
	Halliburton Co.	5.000%	11/15/45	17,517	20,692
[3]	Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,407
	Hess Corp.	3.500%	7/15/24	2,750	2,901
	Hess Corp.	4.300%	4/1/27	8,460	9,369
	Hess Corp.	7.875%	10/1/29	2,075	2,721
	Hess Corp.	7.300%	8/15/31	1,000	1,290
	Hess Corp.	7.125%	3/15/33	2,780	3,600
	Hess Corp.	6.000%	1/15/40	16,300	19,845
	Hess Corp.	5.600%	2/15/41	9,422	11,436
	Hess Corp.	5.800%	4/1/47	400	507
	HollyFrontier Corp.	2.625%	10/1/23	3,100	3,168
	HollyFrontier Corp.	5.875%	4/1/26	8,008	8,739
	HollyFrontier Corp.	4.500%	10/1/30	3,300	3,486
	Husky Energy Inc.	3.950%	4/15/22	5,000	5,137
	Husky Energy Inc.	4.000%	4/15/24	5,905	6,311
	Husky Energy Inc.	4.400%	4/15/29	6,500	7,166
	Husky Energy Inc.	6.800%	9/15/37	4,135	5,178
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,411	4,595
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	15,185	15,912
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	9,099
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,825
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,951
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,990	6,626
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	13,151

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,589
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,810	3,894
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	6,262
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	8,921
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,771	12,018
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	12,657
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	6,459
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	2,500
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,600	6,021
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	11,515
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	5,052
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	7,628
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	5,937
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	11,746
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	629	769
	Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,701
	Kinder Morgan Inc.	4.300%	6/1/25	5,295	6,028
	Kinder Morgan Inc.	4.300%	3/1/28	5,000	5,856
	Kinder Morgan Inc.	2.000%	2/15/31	9,800	9,899
[3]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,889
[3]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	11,456
	Kinder Morgan Inc.	5.300%	12/1/34	7,244	8,962
	Kinder Morgan Inc.	5.550%	6/1/45	21,725	27,796
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	10,930
	Kinder Morgan Inc.	5.200%	3/1/48	2,100	2,645
	Kinder Morgan Inc.	3.250%	8/1/50	9,200	9,217
	Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,835
	Magellan Midstream Partners LP	3.250%	6/1/30	11,150	12,495
	Magellan Midstream Partners LP	5.150%	10/15/43	3,775	4,773
	Magellan Midstream Partners LP	4.250%	9/15/46	5,285	6,010
	Magellan Midstream Partners LP	4.200%	10/3/47	10,710	12,201
	Magellan Midstream Partners LP	4.850%	2/1/49	500	626
	Magellan Midstream Partners LP	3.950%	3/1/50	7,450	8,358
	Marathon Oil Corp.	2.800%	11/1/22	2,714	2,789
	Marathon Oil Corp.	3.850%	6/1/25	8,000	8,580
	Marathon Oil Corp.	4.400%	7/15/27	13,100	14,492
	Marathon Oil Corp.	6.800%	3/15/32	6,355	7,823
	Marathon Oil Corp.	6.600%	10/1/37	6,857	8,468
	Marathon Oil Corp.	5.200%	6/1/45	2,998	3,436
	Marathon Petroleum Corp.	4.500%	5/1/23	11,900	12,897
	Marathon Petroleum Corp.	4.750%	12/15/23	5,605	6,201
	Marathon Petroleum Corp.	5.125%	4/1/24	4,057	4,123
	Marathon Petroleum Corp.	3.625%	9/15/24	5,400	5,879
	Marathon Petroleum Corp.	4.700%	5/1/25	12,000	13,740
	Marathon Petroleum Corp.	5.125%	12/15/26	10,000	11,875
	Marathon Petroleum Corp.	3.800%	4/1/28	3,825	4,255
	Marathon Petroleum Corp.	6.500%	3/1/41	11,232	15,065
	Marathon Petroleum Corp.	4.750%	9/15/44	7,726	8,846
	Marathon Petroleum Corp.	4.500%	4/1/48	4,975	5,584
	Marathon Petroleum Corp.	5.000%	9/15/54	3,425	3,896
	MPLX LP	3.500%	12/1/22	2,025	2,126
	MPLX LP	3.375%	3/15/23	4,000	4,245
	MPLX LP	4.500%	7/15/23	18,455	20,093
	MPLX LP	4.875%	12/1/24	23,158	26,487
	MPLX LP	5.250%	1/15/25	5,936	6,099

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	4.000%	2/15/25	3,000	3,338
MPLX LP	4.875%	6/1/25	11,424	13,195
MPLX LP	1.750%	3/1/26	8,000	8,260
MPLX LP	4.125%	3/1/27	8,525	9,804
MPLX LP	4.250%	12/1/27	10,960	12,768
MPLX LP	4.000%	3/15/28	13,650	15,544
MPLX LP	4.800%	2/15/29	5,643	6,793
MPLX LP	2.650%	8/15/30	20,341	21,256
MPLX LP	4.500%	4/15/38	11,050	12,500
MPLX LP	5.200%	3/1/47	16,110	19,533
MPLX LP	5.200%	12/1/47	11,225	13,484
MPLX LP	4.700%	4/15/48	7,300	8,669
MPLX LP	5.500%	2/15/49	6,690	8,672
MPLX LP	4.900%	4/15/58	4,500	5,248
National Oilwell Varco Inc.	3.600%	12/1/29	5,000	5,219
National Oilwell Varco Inc.	3.950%	12/1/42	2,700	2,724
Noble Energy Inc.	3.900%	11/15/24	1,549	1,727
Noble Energy Inc.	3.850%	1/15/28	4,789	5,543
Noble Energy Inc.	3.250%	10/15/29	5,000	5,688
Noble Energy Inc.	6.000%	3/1/41	7,925	11,828
Noble Energy Inc.	5.250%	11/15/43	10,200	14,369
Noble Energy Inc.	5.050%	11/15/44	13,545	18,845
Noble Energy Inc.	4.950%	8/15/47	4,800	6,714
ONEOK Inc.	4.250%	2/1/22	5,000	5,155
ONEOK Inc.	7.500%	9/1/23	4,293	4,942
ONEOK Inc.	2.750%	9/1/24	2,070	2,183
ONEOK Inc.	4.000%	7/13/27	4,250	4,718
ONEOK Inc.	4.550%	7/15/28	12,150	13,859
ONEOK Inc.	4.350%	3/15/29	9,600	10,812
ONEOK Inc.	3.400%	9/1/29	13,025	13,844
ONEOK Inc.	6.350%	1/15/31	7,000	8,957
ONEOK Inc.	6.000%	6/15/35	550	673
ONEOK Inc.	4.950%	7/13/47	9,164	10,091
ONEOK Inc.	5.200%	7/15/48	8,100	9,314
ONEOK Inc.	4.450%	9/1/49	8,210	8,575
ONEOK Inc.	4.500%	3/15/50	8,000	8,481
ONEOK Inc.	7.150%	1/15/51	600	836
ONEOK Partners LP	3.375%	10/1/22	17,409	18,105
ONEOK Partners LP	4.900%	3/15/25	5,039	5,706
ONEOK Partners LP	6.650%	10/1/36	9,653	12,093
ONEOK Partners LP	6.850%	10/15/37	6,725	8,636
ONEOK Partners LP	6.125%	2/1/41	750	893
ONEOK Partners LP	6.200%	9/15/43	4,185	5,097
Phillips 66	4.300%	4/1/22	14,230	14,903
Phillips 66	3.700%	4/6/23	3,000	3,213
Phillips 66	0.900%	2/15/24	4,000	4,015
Phillips 66	3.850%	4/9/25	7,700	8,671
Phillips 66	1.300%	2/15/26	2,800	2,846
Phillips 66	3.900%	3/15/28	7,250	8,322
Phillips 66	2.150%	12/15/30	17,000	17,234
Phillips 66	4.650%	11/15/34	9,650	11,767
Phillips 66	5.875%	5/1/42	16,587	23,048
Phillips 66	4.875%	11/15/44	14,700	18,482
Phillips 66 Partners LP	2.450%	12/15/24	1,964	2,056
Phillips 66 Partners LP	3.605%	2/15/25	5,400	5,834

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Partners LP	3.550%	10/1/26	6,075	6,655
	Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,158
	Phillips 66 Partners LP	3.150%	12/15/29	5,275	5,496
	Phillips 66 Partners LP	4.680%	2/15/45	4,740	5,091
	Phillips 66 Partners LP	4.900%	10/1/46	4,480	5,044
	Pioneer Natural Resources Co.	4.450%	1/15/26	10,085	11,724
	Pioneer Natural Resources Co.	1.900%	8/15/30	9,165	9,080
	Plains All American Pipeline LP	3.650%	6/1/22	3,940	4,061
	Plains All American Pipeline LP	2.850%	1/31/23	6,697	6,938
	Plains All American Pipeline LP	3.850%	10/15/23	2,596	2,776
	Plains All American Pipeline LP	3.600%	11/1/24	15,150	16,136
	Plains All American Pipeline LP	4.650%	10/15/25	9,466	10,575
	Plains All American Pipeline LP	4.500%	12/15/26	7,250	8,119
	Plains All American Pipeline LP	3.550%	12/15/29	7,800	8,155
	Plains All American Pipeline LP	3.800%	9/15/30	7,300	7,799
	Plains All American Pipeline LP	6.650%	1/15/37	3,400	4,114
	Plains All American Pipeline LP	5.150%	6/1/42	5,875	6,275
	Plains All American Pipeline LP	4.300%	1/31/43	5,920	5,789
	Plains All American Pipeline LP	4.700%	6/15/44	6,080	6,324
	Plains All American Pipeline LP	4.900%	2/15/45	3,289	3,482
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,110	12,746
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,309	15,668
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	15,978	18,215
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	25,026
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,000	12,089
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	8,000	9,430
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	18,500	21,229
[3,7]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	17,795	21,087
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	1,000	1,026
	Schlumberger Investment SA	3.650%	12/1/23	12,338	13,370
	Schlumberger Investment SA	2.650%	6/26/30	14,760	15,760
	Shell International Finance BV	2.375%	8/21/22	8,765	9,050
	Shell International Finance BV	2.250%	1/6/23	4,505	4,674
	Shell International Finance BV	3.400%	8/12/23	8,580	9,257
	Shell International Finance BV	3.500%	11/13/23	9,800	10,646
	Shell International Finance BV	2.000%	11/7/24	10,175	10,674
	Shell International Finance BV	2.375%	4/6/25	29,650	31,711
	Shell International Finance BV	3.250%	5/11/25	24,400	27,018
	Shell International Finance BV	2.875%	5/10/26	13,980	15,444
	Shell International Finance BV	2.500%	9/12/26	7,897	8,659
	Shell International Finance BV	3.875%	11/13/28	13,825	16,374
	Shell International Finance BV	2.375%	11/7/29	45,669	48,922
	Shell International Finance BV	2.750%	4/6/30	16,805	18,481
	Shell International Finance BV	4.125%	5/11/35	20,541	25,519
	Shell International Finance BV	6.375%	12/15/38	22,523	34,814
	Shell International Finance BV	3.625%	8/21/42	12,227	14,160
	Shell International Finance BV	4.550%	8/12/43	15,425	20,514
	Shell International Finance BV	4.375%	5/11/45	28,387	37,348
	Shell International Finance BV	4.000%	5/10/46	25,425	31,869
	Shell International Finance BV	3.750%	9/12/46	6,150	7,428
	Shell International Finance BV	3.125%	11/7/49	9,195	10,199
	Shell International Finance BV	3.250%	4/6/50	18,415	20,709
	Spectra Energy Partners LP	4.750%	3/15/24	8,305	9,259
	Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,986
	Spectra Energy Partners LP	3.375%	10/15/26	5,145	5,724

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spectra Energy Partners LP	5.950%	9/25/43	3,140	4,073
	Spectra Energy Partners LP	4.500%	3/15/45	10,425	12,275
	Suncor Energy Inc.	2.800%	5/15/23	9,300	9,780
	Suncor Energy Inc.	3.600%	12/1/24	861	950
	Suncor Energy Inc.	3.100%	5/15/25	12,650	13,848
	Suncor Energy Inc.	7.150%	2/1/32	4,080	5,698
	Suncor Energy Inc.	5.350%	7/15/33	2,625	3,208
	Suncor Energy Inc.	5.950%	12/1/34	1,095	1,431
	Suncor Energy Inc.	5.950%	5/15/35	5,995	7,789
	Suncor Energy Inc.	6.800%	5/15/38	8,815	12,360
	Suncor Energy Inc.	6.500%	6/15/38	13,285	18,529
	Suncor Energy Inc.	6.850%	6/1/39	2,250	3,154
	Suncor Energy Inc.	4.000%	11/15/47	8,970	10,108
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	2,965	3,091
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,975	6,453
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,375	3,957
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	7,975	8,723
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	3,700	4,038
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	2,500	2,847
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	2,050	2,106
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,675	11,382
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	8,225	9,161
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	11,897	13,116
	TC PipeLines LP	3.900%	5/25/27	5,100	5,733
[3]	TechnipFMC plc	3.450%	10/1/22	4,770	4,919
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	1,029
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	281
	Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,399
	Total Capital Canada Ltd.	2.750%	7/15/23	11,342	12,006
	Total Capital International SA	2.875%	2/17/22	11,175	11,496
	Total Capital International SA	2.700%	1/25/23	11,290	11,838
	Total Capital International SA	3.700%	1/15/24	12,666	13,884
	Total Capital International SA	3.750%	4/10/24	6,542	7,256
	Total Capital International SA	2.434%	1/10/25	8,500	9,059
	Total Capital International SA	3.455%	2/19/29	18,685	21,589
	Total Capital International SA	2.829%	1/10/30	11,000	12,284
	Total Capital International SA	2.986%	6/29/41	9,750	10,610
	Total Capital International SA	3.461%	7/12/49	1,400	1,613
	Total Capital International SA	3.127%	5/29/50	29,000	31,525
	Total Capital International SA	3.386%	6/29/60	7,000	7,904
	Total Capital SA	3.883%	10/11/28	10,100	11,943
	TransCanada PipeLines Ltd.	2.500%	8/1/22	6,205	6,407
	TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,946
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	7,109
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	11,865
	TransCanada PipeLines Ltd.	4.100%	4/15/30	26,600	31,169
	TransCanada PipeLines Ltd.	4.625%	3/1/34	20,031	24,153
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	4,007
	TransCanada PipeLines Ltd.	5.850%	3/15/36	4,125	5,493
	TransCanada PipeLines Ltd.	6.200%	10/15/37	16,775	23,278
	TransCanada PipeLines Ltd.	4.750%	5/15/38	13,400	16,655
	TransCanada PipeLines Ltd.	7.625%	1/15/39	945	1,457
	TransCanada PipeLines Ltd.	6.100%	6/1/40	15,149	20,337
	TransCanada PipeLines Ltd.	5.000%	10/16/43	7,300	9,160
	TransCanada PipeLines Ltd.	4.875%	5/15/48	19,200	24,721

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	13,087
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,840
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	7,750	8,646
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,330
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,701
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,917
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	7,000	7,871
	Valero Energy Corp.	2.700%	4/15/23	16,800	17,516
	Valero Energy Corp.	1.200%	3/15/24	3,000	3,012
	Valero Energy Corp.	3.650%	3/15/25	100	109
	Valero Energy Corp.	2.850%	4/15/25	9,240	9,821
	Valero Energy Corp.	3.400%	9/15/26	15,060	16,469
	Valero Energy Corp.	2.150%	9/15/27	3,000	3,055
	Valero Energy Corp.	4.350%	6/1/28	16,488	18,723
	Valero Energy Corp.	4.000%	4/1/29	6,000	6,726
	Valero Energy Corp.	7.500%	4/15/32	6,981	9,642
	Valero Energy Corp.	6.625%	6/15/37	16,035	21,225
	Valero Energy Corp.	4.900%	3/15/45	4,000	4,663
	Valero Energy Partners LP	4.375%	12/15/26	5,850	6,771
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,528
	Williams Cos. Inc.	4.000%	11/15/21	4,500	4,598
	Williams Cos. Inc.	3.600%	3/15/22	10,530	10,866
	Williams Cos. Inc.	3.350%	8/15/22	6,300	6,543
	Williams Cos. Inc.	3.700%	1/15/23	6,950	7,341
	Williams Cos. Inc.	4.500%	11/15/23	5,650	6,215
	Williams Cos. Inc.	4.300%	3/4/24	4,400	4,848
	Williams Cos. Inc.	4.550%	6/24/24	12,050	13,465
	Williams Cos. Inc.	3.900%	1/15/25	22,560	24,955
	Williams Cos. Inc.	4.000%	9/15/25	7,275	8,194
	Williams Cos. Inc.	3.750%	6/15/27	12,000	13,645
	Williams Cos. Inc.	3.500%	11/15/30	17,010	19,207
[3]	Williams Cos. Inc.	7.500%	1/15/31	550	737
	Williams Cos. Inc.	6.300%	4/15/40	12,120	16,090
	Williams Cos. Inc.	5.800%	11/15/43	8,000	10,163
	Williams Cos. Inc.	5.400%	3/4/44	9,250	11,391
	Williams Cos. Inc.	5.750%	6/24/44	7,200	9,412
	Williams Cos. Inc.	4.900%	1/15/45	6,678	7,972
	Williams Cos. Inc.	5.100%	9/15/45	9,738	12,057
	Williams Cos. Inc.	4.850%	3/1/48	3,000	3,660
					5,143,394
Financials (9.1%)
	ACE Capital Trust II	9.700%	4/1/30	725	1,109
[3]	Aegon NV	5.500%	4/11/48	4,000	4,515
	AerCap Ireland Capital DAC	3.500%	5/26/22	428	441
	AerCap Ireland Capital DAC	4.625%	7/1/22	6,850	7,192
	AerCap Ireland Capital DAC	3.300%	1/23/23	5,045	5,248
	AerCap Ireland Capital DAC	4.125%	7/3/23	1,000	1,069
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,200	4,534
	AerCap Ireland Capital DAC	4.875%	1/16/24	970	1,059
	AerCap Ireland Capital DAC	3.150%	2/15/24	5,000	5,236
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	2,175
	AerCap Ireland Capital DAC	6.500%	7/15/25	19,204	22,901
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	9,944
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,428	2,723
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	13,272

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	25,052
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	16,850
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,438
	Affiliated Managers Group Inc.	3.500%	8/1/25	5,908	6,555
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,376	12,416
	Aflac Inc.	3.625%	6/15/23	8,280	8,953
	Aflac Inc.	3.625%	11/15/24	4,610	5,157
	Aflac Inc.	3.250%	3/17/25	5,175	5,712
	Aflac Inc.	2.875%	10/15/26	7,775	8,589
	Aflac Inc.	3.600%	4/1/30	27,801	32,615
	Aflac Inc.	4.000%	10/15/46	1,700	2,061
	Aflac Inc.	4.750%	1/15/49	9,075	12,586
	Air Lease Corp.	3.500%	1/15/22	11,465	11,757
	Air Lease Corp.	3.750%	2/1/22	5,625	5,777
	Air Lease Corp.	2.625%	7/1/22	5,000	5,129
	Air Lease Corp.	2.250%	1/15/23	1,000	1,025
	Air Lease Corp.	2.750%	1/15/23	4,000	4,127
	Air Lease Corp.	3.875%	7/3/23	4,350	4,633
	Air Lease Corp.	3.000%	9/15/23	3,825	4,007
[3]	Air Lease Corp.	4.250%	2/1/24	10,350	11,203
	Air Lease Corp.	4.250%	9/15/24	600	655
[3]	Air Lease Corp.	2.300%	2/1/25	4,500	4,635
	Air Lease Corp.	3.250%	3/1/25	7,000	7,455
	Air Lease Corp.	3.375%	7/1/25	7,000	7,527
[3]	Air Lease Corp.	2.875%	1/15/26	5,000	5,278
[3]	Air Lease Corp.	3.750%	6/1/26	2,000	2,189
	Air Lease Corp.	3.625%	4/1/27	7,957	8,528
	Air Lease Corp.	3.625%	12/1/27	6,800	7,309
	Air Lease Corp.	4.625%	10/1/28	6,300	7,198
	Air Lease Corp.	3.250%	10/1/29	4,265	4,480
[3]	Air Lease Corp.	3.000%	2/1/30	10,300	10,627
	Air Lease Corp.	3.125%	12/1/30	5,000	5,183
	Aircastle Ltd.	4.400%	9/25/23	5,800	6,192
	Aircastle Ltd.	4.250%	6/15/26	15,000	15,844
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	9,225	10,148
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	19,093
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,958
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	3,000	3,454
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,674
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,904
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	1,141
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	8,339
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	7,894
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	8,500	9,714
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,400	7,387
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	3,529
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	4,500	5,600
	Alleghany Corp.	4.950%	6/27/22	2,950	3,134
	Alleghany Corp.	4.900%	9/15/44	4,575	5,895
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,879
	Allstate Corp.	3.150%	6/15/23	9,742	10,399
	Allstate Corp.	0.750%	12/15/25	4,000	4,018
	Allstate Corp.	3.280%	12/15/26	7,950	9,083
	Allstate Corp.	1.450%	12/15/30	14,000	13,929
	Allstate Corp.	5.350%	6/1/33	1,700	2,336

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allstate Corp.	5.550%	5/9/35	975	1,438
	Allstate Corp.	5.950%	4/1/36	925	1,341
	Allstate Corp.	4.500%	6/15/43	5,950	7,978
	Allstate Corp.	4.200%	12/15/46	2,265	2,978
	Allstate Corp.	3.850%	8/10/49	5,280	6,692
[3]	Allstate Corp.	5.750%	8/15/53	6,450	6,902
[3]	Allstate Corp.	6.500%	5/15/57	3,275	4,389
	Ally Financial Inc.	4.125%	2/13/22	15,030	15,612
	Ally Financial Inc.	1.450%	10/2/23	28,020	28,545
	Ally Financial Inc.	3.875%	5/21/24	4,000	4,375
	Ally Financial Inc.	5.125%	9/30/24	6,065	6,967
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,363
[3]	Ally Financial Inc.	8.000%	11/1/31	25,625	37,413
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,575	3,893
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	1,000	1,089
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	3,371
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	8,030	8,376
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	2,750	3,089
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,550	5,142
	American Express Co.	3.700%	11/5/21	7,229	7,410
	American Express Co.	2.500%	8/1/22	7,800	8,053
	American Express Co.	2.650%	12/2/22	12,750	13,306
	American Express Co.	3.400%	2/27/23	26,198	27,833
	American Express Co.	3.700%	8/3/23	10,100	10,921
	American Express Co.	3.400%	2/22/24	10,000	10,888
	American Express Co.	2.500%	7/30/24	8,300	8,860
	American Express Co.	3.000%	10/30/24	37,849	41,302
	American Express Co.	3.625%	12/5/24	19,560	21,710
	American Express Co.	4.200%	11/6/25	10,043	11,650
	American Express Co.	3.125%	5/20/26	2,748	3,081
	American Express Co.	4.050%	12/3/42	10,148	12,955
[3]	American Express Credit Corp.	2.700%	3/3/22	26,325	27,015
[3]	American Express Credit Corp.	3.300%	5/3/27	4,975	5,664
	American Financial Group Inc.	3.500%	8/15/26	2,825	3,100
	American Financial Group Inc.	5.250%	4/2/30	4,396	5,438
	American Financial Group Inc.	4.500%	6/15/47	5,830	7,015
	American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,401
	American Homes 4 Rent LP	4.900%	2/15/29	3,625	4,378
	American International Group Inc.	4.125%	2/15/24	2,605	2,881
	American International Group Inc.	2.500%	6/30/25	26,682	28,684
	American International Group Inc.	3.750%	7/10/25	11,480	12,899
	American International Group Inc.	3.900%	4/1/26	10,473	11,940
	American International Group Inc.	4.200%	4/1/28	8,525	10,091
	American International Group Inc.	4.250%	3/15/29	8,700	10,434
	American International Group Inc.	3.400%	6/30/30	22,000	25,109
	American International Group Inc.	3.875%	1/15/35	13,601	16,309
	American International Group Inc.	4.700%	7/10/35	3,860	4,942
	American International Group Inc.	6.250%	5/1/36	12,905	18,616
	American International Group Inc.	4.500%	7/16/44	18,865	24,132
	American International Group Inc.	4.800%	7/10/45	10,577	14,024

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.750%	4/1/48	2,629	3,521
[3]	American International Group Inc.	5.750%	4/1/48	7,950	9,230
	American International Group Inc.	4.375%	6/30/50	3,645	4,724
	American International Group Inc.	4.375%	1/15/55	12,345	15,805
[3]	American International Group Inc.	8.175%	5/15/58	2,975	4,344
	American Tower Corp.	2.250%	1/15/22	3,150	3,210
	American Tower Corp.	4.700%	3/15/22	5,000	5,252
	American Tower Corp.	3.500%	1/31/23	27,228	28,914
	American Tower Corp.	0.600%	1/15/24	5,515	5,516
	American Tower Corp.	5.000%	2/15/24	10,707	12,106
	American Tower Corp.	3.375%	5/15/24	7,545	8,193
	American Tower Corp.	2.950%	1/15/25	2,500	2,707
	American Tower Corp.	2.400%	3/15/25	7,485	7,959
	American Tower Corp.	4.000%	6/1/25	3,822	4,313
	American Tower Corp.	1.300%	9/15/25	4,270	4,365
	American Tower Corp.	3.375%	10/15/26	20,670	23,200
	American Tower Corp.	3.125%	1/15/27	4,590	5,035
	American Tower Corp.	3.550%	7/15/27	7,860	8,878
	American Tower Corp.	3.600%	1/15/28	2,219	2,521
	American Tower Corp.	1.500%	1/31/28	4,680	4,703
	American Tower Corp.	3.950%	3/15/29	10,750	12,464
	American Tower Corp.	3.800%	8/15/29	14,110	16,348
	American Tower Corp.	2.900%	1/15/30	7,000	7,609
	American Tower Corp.	2.100%	6/15/30	7,000	7,168
	American Tower Corp.	1.875%	10/15/30	7,000	7,051
	American Tower Corp.	3.700%	10/15/49	7,082	8,021
	American Tower Corp.	3.100%	6/15/50	9,075	9,317
	American Tower Corp.	2.950%	1/15/51	2,500	2,499
	Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,033
	Ameriprise Financial Inc.	4.000%	10/15/23	10,169	11,185
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	5,007
	Ameriprise Financial Inc.	3.000%	4/2/25	600	654
	Ameriprise Financial Inc.	2.875%	9/15/26	4,800	5,316
	Aon Corp.	4.500%	12/15/28	8,500	10,250
	Aon Corp.	3.750%	5/2/29	1,280	1,492
	Aon Corp.	2.800%	5/15/30	11,455	12,500
	Aon Corp.	6.250%	9/30/40	2,650	3,938
	Aon plc	4.000%	11/27/23	2,675	2,918
	Aon plc	3.500%	6/14/24	10,100	11,004
	Aon plc	3.875%	12/15/25	5,774	6,588
	Aon plc	4.600%	6/14/44	6,455	8,487
	Aon plc	4.750%	5/15/45	6,100	8,289
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,473
	Arch Capital Finance LLC	5.031%	12/15/46	4,725	6,419
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,682
	Arch Capital Group Ltd.	3.635%	6/30/50	8,110	9,402
	Arch Capital Group US Inc.	5.144%	11/1/43	8,337	11,303
	Ares Capital Corp.	3.500%	2/10/23	11,500	12,157
	Ares Capital Corp.	4.200%	6/10/24	6,610	7,139
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,678
	Ares Capital Corp.	3.250%	7/15/25	12,825	13,562
	Ares Capital Corp.	3.875%	1/15/26	5,000	5,407
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,602
	Associated Banc-Corp	4.250%	1/15/25	500	526
[3]	Associated Bank NA	3.500%	8/13/21	3,100	3,147

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Assurant Inc.	4.000%	3/15/23	6,975	7,446
	Assurant Inc.	4.200%	9/27/23	1,500	1,639
	Assurant Inc.	4.900%	3/27/28	1,600	1,859
	Assurant Inc.	3.700%	2/22/30	1,300	1,432
	Assurant Inc.	6.750%	2/15/34	917	1,207
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,450	5,090
	Athene Holding Ltd.	4.125%	1/12/28	8,525	9,501
	Athene Holding Ltd.	6.150%	4/3/30	8,225	10,215
	Athene Holding Ltd.	3.500%	1/15/31	5,000	5,308
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	5,900	6,021
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,150	4,287
[3]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	17,578
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,371
[3]	AvalonBay Communities Inc.	2.950%	9/15/22	75	78
[3]	AvalonBay Communities Inc.	2.850%	3/15/23	4,890	5,110
[3]	AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,850
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,698
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,777
[3]	AvalonBay Communities Inc.	2.950%	5/11/26	7,000	7,735
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	5,265
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,605
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,655
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	10,600	11,233
[3]	AvalonBay Communities Inc.	2.450%	1/15/31	3,360	3,604
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	2,755	3,358
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	1,260
	AXA SA	8.600%	12/15/30	9,320	14,516
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,892
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	3,069
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	11,064
	Banco Santander SA	3.500%	4/11/22	400	415
	Banco Santander SA	3.125%	2/23/23	10,000	10,519
	Banco Santander SA	3.848%	4/12/23	14,850	15,925
	Banco Santander SA	2.706%	6/27/24	4,393	4,684
	Banco Santander SA	2.746%	5/28/25	5,000	5,341
	Banco Santander SA	5.179%	11/19/25	11,300	13,205
	Banco Santander SA	4.250%	4/11/27	18,975	21,859
	Banco Santander SA	3.800%	2/23/28	12,800	14,495
	Banco Santander SA	4.379%	4/12/28	7,800	9,075
	Banco Santander SA	3.490%	5/28/30	6,000	6,731
	Banco Santander SA	2.749%	12/3/30	5,000	5,146
	Bancolombia SA	3.000%	1/29/25	2,700	2,808
	Bank of America Corp.	5.875%	1/5/21	6,246	6,247
[3]	Bank of America Corp.	2.503%	10/21/22	41,925	42,657
[3]	Bank of America Corp.	3.300%	1/11/23	48,650	51,566
[3]	Bank of America Corp.	3.124%	1/20/23	6,037	6,201
[3]	Bank of America Corp.	2.816%	7/21/23	32,850	34,127
	Bank of America Corp.	4.100%	7/24/23	22,253	24,312
[3]	Bank of America Corp.	3.004%	12/20/23	65,681	69,113
[3]	Bank of America Corp.	3.550%	3/5/24	63,855	68,005
[3]	Bank of America Corp.	3.864%	7/23/24	3,938	4,273
[3]	Bank of America Corp.	4.200%	8/26/24	45,489	50,640
[3]	Bank of America Corp.	0.810%	10/24/24	29,932	30,183
[3]	Bank of America Corp.	4.000%	1/22/25	50,180	56,131
[3]	Bank of America Corp.	3.458%	3/15/25	20,250	21,940

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	3.950%	4/21/25	12,350	13,907
[3]	Bank of America Corp.	3.875%	8/1/25	21,623	24,673
[3]	Bank of America Corp.	3.093%	10/1/25	16,100	17,401
[3]	Bank of America Corp.	2.456%	10/22/25	11,675	12,435
[3]	Bank of America Corp.	3.366%	1/23/26	37,994	41,667
[3]	Bank of America Corp.	2.015%	2/13/26	2,355	2,463
[3]	Bank of America Corp.	4.450%	3/3/26	22,051	25,669
[3]	Bank of America Corp.	3.500%	4/19/26	28,565	32,357
[3]	Bank of America Corp.	1.319%	6/19/26	17,500	17,775
[3]	Bank of America Corp.	4.250%	10/22/26	14,515	16,865
[3]	Bank of America Corp.	1.197%	10/24/26	15,000	15,170
[3]	Bank of America Corp.	3.559%	4/23/27	49,330	55,557
[3]	Bank of America Corp.	3.248%	10/21/27	43,700	48,889
[3]	Bank of America Corp.	3.824%	1/20/28	22,992	26,322
[3]	Bank of America Corp.	3.705%	4/24/28	25,875	29,339
[3]	Bank of America Corp.	3.593%	7/21/28	35,625	40,230
[3]	Bank of America Corp.	3.419%	12/20/28	82,985	93,620
[3]	Bank of America Corp.	3.970%	3/5/29	10,000	11,649
[3]	Bank of America Corp.	4.271%	7/23/29	20,000	23,790
[3]	Bank of America Corp.	3.974%	2/7/30	10,000	11,729
[3]	Bank of America Corp.	3.194%	7/23/30	2,865	3,195
[3]	Bank of America Corp.	2.884%	10/22/30	28,825	31,481
[3]	Bank of America Corp.	2.496%	2/13/31	40,955	43,456
[3]	Bank of America Corp.	2.592%	4/29/31	63,048	67,614
[3]	Bank of America Corp.	1.898%	7/23/31	10,000	10,068
[3]	Bank of America Corp.	1.922%	10/24/31	45,000	45,427
	Bank of America Corp.	6.110%	1/29/37	21,337	31,004
[3]	Bank of America Corp.	4.244%	4/24/38	19,571	24,034
	Bank of America Corp.	7.750%	5/14/38	17,790	30,274
[3]	Bank of America Corp.	4.078%	4/23/40	22,905	27,867
[3]	Bank of America Corp.	2.676%	6/19/41	33,200	34,568
[3]	Bank of America Corp.	5.875%	2/7/42	13,775	20,920
[3]	Bank of America Corp.	5.000%	1/21/44	23,437	32,657
[3]	Bank of America Corp.	4.875%	4/1/44	11,687	16,074
[3]	Bank of America Corp.	4.750%	4/21/45	3,625	4,901
[3]	Bank of America Corp.	4.443%	1/20/48	25,398	33,645
[3]	Bank of America Corp.	3.946%	1/23/49	10,575	13,030
[3]	Bank of America Corp.	4.330%	3/15/50	2,600	3,401
[3]	Bank of America Corp.	4.083%	3/20/51	89,135	112,094
[3]	Bank of America Corp.	2.831%	10/24/51	1,775	1,848
[3]	Bank of America NA	6.000%	10/15/36	7,400	11,058
[3]	Bank of Montreal	3.100%	4/13/21	17,000	17,127
[3]	Bank of Montreal	1.900%	8/27/21	17,600	17,797
[3]	Bank of Montreal	2.900%	3/26/22	27,150	28,031
[3]	Bank of Montreal	2.350%	9/11/22	1,503	1,555
[3]	Bank of Montreal	2.550%	11/6/22	928	964
	Bank of Montreal	0.450%	12/8/23	9,050	9,056
[3]	Bank of Montreal	3.300%	2/5/24	8,220	8,897
[3]	Bank of Montreal	2.500%	6/28/24	8,700	9,266
[3]	Bank of Montreal	1.850%	5/1/25	24,110	25,265
[3]	Bank of Montreal	4.338%	10/5/28	3,850	4,216
[3]	Bank of Montreal	3.803%	12/15/32	18,390	20,758
[3]	Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,352
[3]	Bank of New York Mellon Corp.	1.850%	1/27/23	21,000	21,617
[3]	Bank of New York Mellon Corp.	2.950%	1/29/23	40,570	42,621

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,819
[3]	Bank of New York Mellon Corp.	2.661%	5/16/23	15,938	16,426
[3]	Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,632
[3]	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,377
[3]	Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,204
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,142
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	7,422	8,135
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	2,000	2,129
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	200	219
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	3,584	3,739
[3]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	489
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	3,392
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,884
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	14,602
[3]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	7,069
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,939
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	4,132
	Bank of Nova Scotia	1.875%	4/26/21	5,225	5,249
	Bank of Nova Scotia	2.700%	3/7/22	1,600	1,646
	Bank of Nova Scotia	2.000%	11/15/22	3,750	3,870
	Bank of Nova Scotia	2.375%	1/18/23	17,350	18,027
	Bank of Nova Scotia	1.950%	2/1/23	23,841	24,604
	Bank of Nova Scotia	1.625%	5/1/23	2,000	2,055
	Bank of Nova Scotia	2.200%	2/3/25	28,180	29,641
	Bank of Nova Scotia	1.300%	6/11/25	26,000	26,620
	Bank of Nova Scotia	4.500%	12/16/25	19,100	22,176
	Bank of Nova Scotia	2.700%	8/3/26	24,496	26,886
	Bank One Michigan	8.250%	11/1/24	6,000	7,405
	BankUnited Inc.	4.875%	11/17/25	1,284	1,475
	Barclays plc	3.200%	8/10/21	3,500	3,557
	Barclays plc	3.684%	1/10/23	18,925	19,476
[3]	Barclays plc	4.610%	2/15/23	26,484	27,602
[3]	Barclays plc	4.338%	5/16/24	14,800	15,984
	Barclays plc	1.007%	12/10/24	16,400	16,485
	Barclays plc	3.650%	3/16/25	14,900	16,442
[3]	Barclays plc	3.932%	5/7/25	47,460	51,917
	Barclays plc	4.375%	1/12/26	17,200	19,708
[3]	Barclays plc	2.852%	5/7/26	15,950	17,069
	Barclays plc	5.200%	5/12/26	19,105	22,199
	Barclays plc	4.337%	1/10/28	13,206	15,136
	Barclays plc	4.836%	5/9/28	26,410	30,550
[3]	Barclays plc	4.972%	5/16/29	14,400	17,139
[3]	Barclays plc	5.088%	6/20/30	10,530	12,610
	Barclays plc	2.645%	6/24/31	24,800	25,754
	Barclays plc	5.250%	8/17/45	9,000	12,300
	Barclays plc	4.950%	1/10/47	8,800	11,930
[3]	BBVA USA	2.875%	6/29/22	14,100	14,571
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,025	4,181
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	2,100
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	5,060
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	580	888
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,575	4,726
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	16,679	21,988
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	20,750	27,210
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	17,830	23,579

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	20,000	21,417
	Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,308
	Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,067
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,279	18,121
	Berkshire Hathaway Inc.	3.125%	3/15/26	39,992	44,687
	Berkshire Hathaway Inc.	4.500%	2/11/43	8,490	11,466
	BGC Partners Inc.	3.750%	10/1/24	3,376	3,533
	BlackRock Inc.	3.500%	3/18/24	7,650	8,403
	BlackRock Inc.	3.200%	3/15/27	6,000	6,773
	BlackRock Inc.	3.250%	4/30/29	3,000	3,438
	BlackRock Inc.	2.400%	4/30/30	11,000	11,990
	BlackRock Inc.	1.900%	1/28/31	13,575	14,177
[3,7]	Blackstone Secured Lending Fund	3.625%	1/15/26	5,000	5,128
[3]	BNP Paribas SA	5.000%	1/15/21	4	4
[3]	BNP Paribas SA	3.250%	3/3/23	4,625	4,908
[3,7]	BNP Paribas SA	3.800%	1/10/24	500	546
[3]	BNP Paribas SA	4.250%	10/15/24	1,330	1,493
[3,7]	BNP Paribas SA	3.052%	1/13/31	7,955	8,631
	Boston Properties LP	3.850%	2/1/23	8,325	8,835
	Boston Properties LP	3.125%	9/1/23	1,771	1,877
	Boston Properties LP	3.800%	2/1/24	4,551	4,944
	Boston Properties LP	3.200%	1/15/25	15,121	16,519
	Boston Properties LP	3.650%	2/1/26	7,250	8,219
	Boston Properties LP	2.750%	10/1/26	2,300	2,501
	Boston Properties LP	4.500%	12/1/28	4,700	5,637
	Boston Properties LP	3.400%	6/21/29	5,940	6,616
	Boston Properties LP	2.900%	3/15/30	10,914	11,613
	Boston Properties LP	3.250%	1/30/31	8,430	9,274
[3]	BPCE SA	2.750%	12/2/21	13,750	14,049
[3,7]	BPCE SA	3.000%	5/22/22	5,700	5,900
	BPCE SA	4.000%	4/15/24	10,980	12,156
[3]	BPCE SA	3.375%	12/2/26	4,000	4,513
[3,7]	BPCE SA	3.250%	1/11/28	275	304
	Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,667
	Brandywine Operating Partnership LP	3.950%	11/15/27	16,505	17,643
	Brighthouse Financial Inc.	3.700%	6/22/27	5,793	6,271
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	6,156
	Brighthouse Financial Inc.	4.700%	6/22/47	11,457	11,952
	Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,558
	Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	13,607
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	17,203
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	8,022
	Brixmor Operating Partnership LP	4.050%	7/1/30	9,500	10,895
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,796	5,305
	Brookfield Finance Inc.	4.000%	4/1/24	9,920	10,887
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,178
	Brookfield Finance Inc.	3.900%	1/25/28	10,500	12,013
	Brookfield Finance Inc.	4.850%	3/29/29	8,625	10,529
	Brookfield Finance Inc.	4.350%	4/15/30	920	1,101
	Brookfield Finance Inc.	4.700%	9/20/47	8,175	10,346
	Brookfield Finance Inc.	3.500%	3/30/51	1,000	1,072
	Brookfield Finance LLC	3.450%	4/15/50	12,950	13,703
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,972
	Brown & Brown Inc.	4.500%	3/15/29	6,575	7,778
	Brown & Brown Inc.	2.375%	3/15/31	7,603	7,907

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Camden Property Trust	2.950%	12/15/22	5,575	5,812
	Camden Property Trust	4.100%	10/15/28	5,475	6,501
	Camden Property Trust	3.150%	7/1/29	10,165	11,432
	Camden Property Trust	2.800%	5/15/30	7,145	7,890
	Camden Property Trust	3.350%	11/1/49	1,550	1,782
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	16,566
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	2,900	2,926
[3]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	10,401	11,272
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	20,000	19,996
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	11,489
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,762
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,519
	Capital One Bank USA NA	3.375%	2/15/23	15,110	15,975
	Capital One Financial Corp.	3.050%	3/9/22	7,350	7,587
	Capital One Financial Corp.	3.200%	1/30/23	22,000	23,157
	Capital One Financial Corp.	2.600%	5/11/23	5,000	5,230
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,474
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,371
	Capital One Financial Corp.	3.750%	4/24/24	8,070	8,802
	Capital One Financial Corp.	3.300%	10/30/24	29,194	31,956
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,630
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,736
	Capital One Financial Corp.	4.200%	10/29/25	8,037	9,107
	Capital One Financial Corp.	3.750%	7/28/26	12,700	14,329
	Capital One Financial Corp.	3.750%	3/9/27	21,750	24,684
	Capital One Financial Corp.	3.650%	5/11/27	17,750	20,300
	Capital One Financial Corp.	3.800%	1/31/28	19,950	23,051
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,607
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	5,891
	CBRE Services Inc.	4.875%	3/1/26	8,208	9,685
	CC Holdings GS V LLC	3.849%	4/15/23	9,550	10,254
	Charles Schwab Corp.	3.225%	9/1/22	4,464	4,670
	Charles Schwab Corp.	2.650%	1/25/23	7,225	7,567
	Charles Schwab Corp.	3.550%	2/1/24	10,180	11,080
	Charles Schwab Corp.	4.200%	3/24/25	5,000	5,738
	Charles Schwab Corp.	3.850%	5/21/25	2,000	2,275
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,643
	Charles Schwab Corp.	0.900%	3/11/26	16,475	16,676
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,899
	Charles Schwab Corp.	3.200%	1/25/28	5,350	6,043
	Charles Schwab Corp.	4.000%	2/1/29	5,550	6,601
	Charles Schwab Corp.	3.250%	5/22/29	5,990	6,864
	Charles Schwab Corp.	4.625%	3/22/30	1,030	1,289
	Charles Schwab Corp.	1.650%	3/11/31	7,200	7,235
	Chubb Corp.	6.000%	5/11/37	4,200	6,324
[3]	Chubb Corp.	6.500%	5/15/38	7,955	12,636
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	22,224
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,319
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,620
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	8,449
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,270	13,830
	Chubb INA Holdings Inc.	1.375%	9/15/30	14,400	14,340
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,818
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	7,854
	Chubb INA Holdings Inc.	4.350%	11/3/45	17,327	23,408

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CI Financial Corp.	3.200%	12/17/30	7,000	7,131
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,387
	Citigroup Inc.	2.350%	8/2/21	7,850	7,937
	Citigroup Inc.	2.900%	12/8/21	34,850	35,588
	Citigroup Inc.	4.500%	1/14/22	4,675	4,874
	Citigroup Inc.	2.750%	4/25/22	21,100	21,732
	Citigroup Inc.	4.050%	7/30/22	9,500	10,023
	Citigroup Inc.	2.700%	10/27/22	5,000	5,199
[3]	Citigroup Inc.	2.312%	11/4/22	8,025	8,147
[3]	Citigroup Inc.	3.142%	1/24/23	22,000	22,600
	Citigroup Inc.	3.375%	3/1/23	1,925	2,034
	Citigroup Inc.	3.500%	5/15/23	22,865	24,455
[3]	Citigroup Inc.	2.876%	7/24/23	7,650	7,947
	Citigroup Inc.	3.875%	10/25/23	41,844	45,969
[3]	Citigroup Inc.	1.678%	5/15/24	750	773
[3]	Citigroup Inc.	4.044%	6/1/24	4,900	5,303
	Citigroup Inc.	3.750%	6/16/24	2,400	2,650
	Citigroup Inc.	4.000%	8/5/24	5,525	6,132
	Citigroup Inc.	0.776%	10/30/24	15,000	15,044
	Citigroup Inc.	3.875%	3/26/25	20,019	22,289
	Citigroup Inc.	3.300%	4/27/25	1,950	2,156
	Citigroup Inc.	4.400%	6/10/25	49,525	56,552
	Citigroup Inc.	5.500%	9/13/25	4,400	5,266
	Citigroup Inc.	3.700%	1/12/26	7,702	8,735
	Citigroup Inc.	4.600%	3/9/26	37,650	44,063
[3]	Citigroup Inc.	3.106%	4/8/26	47,000	51,379
	Citigroup Inc.	3.400%	5/1/26	10,250	11,545
	Citigroup Inc.	3.200%	10/21/26	31,250	34,836
	Citigroup Inc.	4.300%	11/20/26	22,850	26,646
	Citigroup Inc.	4.450%	9/29/27	30,500	35,788
[3]	Citigroup Inc.	3.887%	1/10/28	35,125	40,050
	Citigroup Inc.	6.625%	1/15/28	25	33
[3]	Citigroup Inc.	3.668%	7/24/28	48,950	55,568
	Citigroup Inc.	4.125%	7/25/28	600	697
[3]	Citigroup Inc.	3.520%	10/27/28	15,050	16,962
[3]	Citigroup Inc.	3.980%	3/20/30	8,075	9,467
[3]	Citigroup Inc.	2.976%	11/5/30	38,100	41,649
[3]	Citigroup Inc.	2.666%	1/29/31	3,680	3,926
[3]	Citigroup Inc.	4.412%	3/31/31	78,600	95,274
[3]	Citigroup Inc.	2.572%	6/3/31	5,000	5,319
	Citigroup Inc.	6.625%	6/15/32	225	319
	Citigroup Inc.	5.875%	2/22/33	3,000	4,035
	Citigroup Inc.	6.000%	10/31/33	5,485	7,441
	Citigroup Inc.	6.125%	8/25/36	10,318	14,413
[3]	Citigroup Inc.	3.878%	1/24/39	13,125	15,620
	Citigroup Inc.	8.125%	7/15/39	14,836	26,489
[3]	Citigroup Inc.	5.316%	3/26/41	37,550	52,741
	Citigroup Inc.	5.875%	1/30/42	13,339	20,229
	Citigroup Inc.	6.675%	9/13/43	4,600	7,440
	Citigroup Inc.	4.950%	11/7/43	8,250	10,427
	Citigroup Inc.	5.300%	5/6/44	6,200	8,695
	Citigroup Inc.	4.650%	7/30/45	8,275	11,072
	Citigroup Inc.	4.750%	5/18/46	3,658	4,858
[3]	Citigroup Inc.	4.281%	4/24/48	2,125	2,761
	Citigroup Inc.	4.650%	7/23/48	26,745	36,762

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citizens Bank NA	3.250%	2/14/22	12,000	12,339
[3]	Citizens Bank NA	2.650%	5/26/22	5,600	5,767
[3]	Citizens Bank NA	3.700%	3/29/23	9,000	9,625
[3]	Citizens Bank NA	3.750%	2/18/26	8,900	10,080
	Citizens Financial Group Inc.	4.300%	12/3/25	2,000	2,301
	Citizens Financial Group Inc.	2.850%	7/27/26	950	1,057
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	11,734
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	7,902
[3,7]	Citizens Financial Group Inc.	2.638%	9/30/32	2,200	2,321
	CME Group Inc.	3.000%	9/15/22	20,055	20,956
	CME Group Inc.	3.750%	6/15/28	2,671	3,169
	CME Group Inc.	5.300%	9/15/43	7,140	10,617
	CME Group Inc.	4.150%	6/15/48	9,762	13,141
	CNA Financial Corp.	3.950%	5/15/24	7,955	8,799
	CNA Financial Corp.	4.500%	3/1/26	2,650	3,104
	CNA Financial Corp.	3.450%	8/15/27	5,000	5,654
	CNA Financial Corp.	3.900%	5/1/29	11,450	13,567
	CNA Financial Corp.	2.050%	8/15/30	7,445	7,660
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	5,394
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	5,535	5,826
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,675	5,929
[3]	Comerica Bank	4.000%	7/27/25	3,332	3,746
	Comerica Inc.	3.700%	7/31/23	19,887	21,468
	Comerica Inc.	3.800%	7/22/26	850	956
	Comerica Inc.	4.000%	2/1/29	300	358
[3,7]	Commonwealth Bank of Australia	2.750%	3/10/22	2,600	2,675
[3,7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	551
	Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	14,863
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	20,591
	Cooperatieve Rabobank UA	3.950%	11/9/22	43,693	46,391
	Cooperatieve Rabobank UA	2.750%	1/10/23	250	262
	Cooperatieve Rabobank UA	4.625%	12/1/23	13,410	14,920
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	13,524
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	10,434
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	13,465
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	979
	Cooperatieve Rabobank UA	5.750%	12/1/43	13,315	19,706
	Cooperatieve Rabobank UA	5.250%	8/4/45	26,173	36,642
	Corporate Office Properties LP	3.600%	5/15/23	1,600	1,688
	Corporate Office Properties LP	5.250%	2/15/24	6,725	7,449
	Corporate Office Properties LP	2.250%	3/15/26	1,500	1,559
	Credit Suisse AG	3.000%	10/29/21	12,050	12,316
	Credit Suisse AG	2.100%	11/12/21	6,900	7,007
	Credit Suisse AG	1.000%	5/5/23	42,944	43,621
[3]	Credit Suisse AG	3.625%	9/9/24	7,847	8,701
	Credit Suisse AG	2.950%	4/9/25	2,072	2,261
[3,7]	Credit Suisse Group AG	3.574%	1/9/23	26,470	27,313
	Credit Suisse Group AG	3.800%	6/9/23	21,815	23,465
	Credit Suisse Group AG	3.750%	3/26/25	32,302	35,842
	Credit Suisse Group AG	4.550%	4/17/26	27,406	31,966
[3,7]	Credit Suisse Group AG	4.282%	1/9/28	5,700	6,587
[3,7]	Credit Suisse Group AG	4.194%	4/1/31	23,143	27,124
	Credit Suisse Group AG	4.875%	5/15/45	12,580	17,565

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,450	1,528
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	7,446
	Crown Castle International Corp.	5.250%	1/15/23	11,315	12,375
	Crown Castle International Corp.	3.150%	7/15/23	5,525	5,877
	Crown Castle International Corp.	3.200%	9/1/24	7,750	8,420
	Crown Castle International Corp.	1.350%	7/15/25	4,000	4,071
	Crown Castle International Corp.	4.450%	2/15/26	12,670	14,637
	Crown Castle International Corp.	3.700%	6/15/26	19,130	21,560
	Crown Castle International Corp.	4.000%	3/1/27	2,275	2,610
	Crown Castle International Corp.	3.650%	9/1/27	10,000	11,276
	Crown Castle International Corp.	3.800%	2/15/28	16,200	18,552
	Crown Castle International Corp.	4.300%	2/15/29	827	977
	Crown Castle International Corp.	3.100%	11/15/29	5,175	5,634
	Crown Castle International Corp.	3.300%	7/1/30	6,780	7,572
	Crown Castle International Corp.	2.250%	1/15/31	7,371	7,616
	Crown Castle International Corp.	4.750%	5/15/47	4,200	5,349
	Crown Castle International Corp.	5.200%	2/15/49	7,750	10,520
	Crown Castle International Corp.	4.150%	7/1/50	9,471	11,366
	Crown Castle International Corp.	3.250%	1/15/51	6,600	6,833
	CubeSmart LP	4.375%	12/15/23	6,650	7,282
	CubeSmart LP	4.000%	11/15/25	1,375	1,552
	CubeSmart LP	3.125%	9/1/26	2,425	2,667
	CubeSmart LP	4.375%	2/15/29	1,925	2,280
	CubeSmart LP	3.000%	2/15/30	1,850	2,020
	CubeSmart LP	2.000%	2/15/31	1,250	1,249
	CyrusOne LP	2.900%	11/15/24	5,370	5,740
	CyrusOne LP	3.450%	11/15/29	5,625	6,045
	CyrusOne LP	2.150%	11/1/30	3,790	3,697
[3]	Deutsche Bank AG	4.250%	10/14/21	20,575	21,080
[3]	Deutsche Bank AG	5.000%	2/14/22	3,425	3,577
[3]	Deutsche Bank AG	3.300%	11/16/22	5,900	6,160
	Deutsche Bank AG	3.950%	2/27/23	15,000	15,901
[3]	Deutsche Bank AG	3.700%	5/30/24	4,350	4,668
[3]	Deutsche Bank AG	2.222%	9/18/24	4,795	4,921
[3]	Deutsche Bank AG	3.961%	11/26/25	13,000	14,169
[3]	Deutsche Bank AG	4.100%	1/13/26	7,825	8,711
	Deutsche Bank AG	2.129%	11/24/26	10,000	10,185
[3]	Deutsche Bank AG	3.547%	9/18/31	6,000	6,509
	Digital Realty Trust LP	2.750%	2/1/23	2,400	2,505
	Digital Realty Trust LP	4.750%	10/1/25	4,650	5,441
	Digital Realty Trust LP	3.700%	8/15/27	5,350	6,137
	Digital Realty Trust LP	4.450%	7/15/28	8,283	9,939
	Digital Realty Trust LP	3.600%	7/1/29	18,375	21,020
[3]	Discover Bank	3.200%	8/9/21	1,400	1,421
[3]	Discover Bank	3.350%	2/6/23	9,300	9,808
[3]	Discover Bank	4.200%	8/8/23	9,475	10,358
	Discover Bank	2.450%	9/12/24	11,400	12,014
[3]	Discover Bank	4.250%	3/13/26	2,175	2,496
[3]	Discover Bank	3.450%	7/27/26	16,250	18,137
[3]	Discover Bank	4.682%	8/9/28	3,190	3,367
[3]	Discover Bank	2.700%	2/6/30	3,000	3,188
	Discover Financial Services	5.200%	4/27/22	1,050	1,112
	Discover Financial Services	3.850%	11/21/22	5,630	5,985
	Discover Financial Services	3.950%	11/6/24	15,800	17,473
	Discover Financial Services	3.750%	3/4/25	12,486	13,736

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discover Financial Services	4.500%	1/30/26	18,350	21,169
	Discover Financial Services	4.100%	2/9/27	5,300	6,101
	Duke Realty LP	3.625%	4/15/23	1,740	1,844
	Duke Realty LP	3.750%	12/1/24	2,179	2,408
	Duke Realty LP	3.250%	6/30/26	4,050	4,466
	Duke Realty LP	4.000%	9/15/28	2,025	2,388
	Duke Realty LP	2.875%	11/15/29	1,000	1,104
	Duke Realty LP	1.750%	7/1/30	4,000	4,042
	Duke Realty LP	3.050%	3/1/50	4,675	5,080
	E*TRADE Financial Corp.	2.950%	8/24/22	4,262	4,430
	E*TRADE Financial Corp.	3.800%	8/24/27	5,250	6,011
	E*TRADE Financial Corp.	4.500%	6/20/28	3,630	4,341
	Eaton Vance Corp.	3.625%	6/15/23	2,875	3,094
	Eaton Vance Corp.	3.500%	4/6/27	2,600	2,891
	Enstar Group Ltd.	4.500%	3/10/22	1,750	1,820
	Enstar Group Ltd.	4.950%	6/1/29	7,960	9,093
	Equinix Inc.	2.625%	11/18/24	13,750	14,705
	Equinix Inc.	1.250%	7/15/25	4,000	4,074
	Equinix Inc.	1.000%	9/15/25	3,000	2,996
	Equinix Inc.	2.900%	11/18/26	10,000	10,964
	Equinix Inc.	5.375%	5/15/27	1,916	2,079
	Equinix Inc.	1.800%	7/15/27	13,000	13,384
	Equinix Inc.	1.550%	3/15/28	3,000	3,021
	Equinix Inc.	3.200%	11/18/29	11,000	12,113
	Equinix Inc.	2.150%	7/15/30	12,000	12,191
	Equinix Inc.	3.000%	7/15/50	4,000	4,053
	Equinix Inc.	2.950%	9/15/51	3,885	3,927
	Equitable Holdings Inc.	3.900%	4/20/23	2,403	2,583
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,413
	Equitable Holdings Inc.	4.350%	4/20/28	21,650	25,469
	Equitable Holdings Inc.	5.000%	4/20/48	20,180	26,581
	ERP Operating LP	4.625%	12/15/21	1,459	1,501
	ERP Operating LP	3.000%	4/15/23	1,675	1,761
	ERP Operating LP	3.375%	6/1/25	300	332
	ERP Operating LP	2.850%	11/1/26	9,175	10,148
	ERP Operating LP	3.500%	3/1/28	7,000	7,965
	ERP Operating LP	4.150%	12/1/28	3,600	4,288
	ERP Operating LP	3.000%	7/1/29	6,195	6,898
	ERP Operating LP	4.500%	7/1/44	4,200	5,494
	ERP Operating LP	4.500%	6/1/45	3,750	4,922
	ERP Operating LP	4.000%	8/1/47	2,775	3,428
[3]	Essex Portfolio LP	3.375%	1/15/23	1,000	1,049
	Essex Portfolio LP	3.250%	5/1/23	1,425	1,502
	Essex Portfolio LP	3.875%	5/1/24	1,575	1,728
	Essex Portfolio LP	3.500%	4/1/25	8,950	9,915
	Essex Portfolio LP	3.375%	4/15/26	3,485	3,907
	Essex Portfolio LP	4.000%	3/1/29	5,795	6,764
	Essex Portfolio LP	3.000%	1/15/30	9,630	10,657
	Essex Portfolio LP	1.650%	1/15/31	2,500	2,481
	Essex Portfolio LP	2.650%	3/15/32	7,260	7,737
	Essex Portfolio LP	4.500%	3/15/48	6,335	8,168
	Essex Portfolio LP	2.650%	9/1/50	4,089	3,850
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	4,236
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	9,000	10,159
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	4,445

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,000	5,588
	Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,766
	Federal Realty Investment Trust	3.950%	1/15/24	5,000	5,438
	Federal Realty Investment Trust	3.250%	7/15/27	4,725	5,157
	Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,638
	Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,218
	Federal Realty Investment Trust	4.500%	12/1/44	6,600	7,884
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	4,751
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	7,105
	Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,956
	Fidelity National Information Services Inc.	3.875%	6/5/24	2,820	3,101
	Fidelity National Information Services Inc.	3.000%	8/15/26	15,005	16,711
[3]	Fidelity National Information Services Inc.	4.250%	5/15/28	5,000	5,923
	Fidelity National Information Services Inc.	3.750%	5/21/29	10,000	11,707
	Fifth Third Bancorp	3.500%	3/15/22	7,725	8,001
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,777
	Fifth Third Bancorp	3.650%	1/25/24	13,138	14,283
	Fifth Third Bancorp	2.375%	1/28/25	3,825	4,071
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,399
	Fifth Third Bancorp	3.950%	3/14/28	9,400	11,022
	Fifth Third Bancorp	8.250%	3/1/38	9,138	15,418
[3]	Fifth Third Bank NA	1.800%	1/30/23	5,285	5,435
[3]	Fifth Third Bank NA	3.950%	7/28/25	14,197	16,223
[3]	Fifth Third Bank NA	3.850%	3/15/26	19,500	22,061
[3]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,621
	First American Financial Corp.	4.600%	11/15/24	4,650	5,167
	First American Financial Corp.	4.000%	5/15/30	3,130	3,584
	First Horizon Corp.	4.000%	5/26/25	3,000	3,351
[3]	First Republic Bank	2.500%	6/6/22	9,800	10,076
[3]	First Republic Bank	1.912%	2/12/24	3,000	3,089
[3]	First Republic Bank	4.375%	8/1/46	1,725	2,179
[3]	First Republic Bank	4.625%	2/13/47	2,675	3,516
	FirstMerit Bank NA	4.270%	11/25/26	2,150	2,460
	Fiserv Inc.	3.800%	10/1/23	11,393	12,411
	Fiserv Inc.	2.750%	7/1/24	20,808	22,324
	Fiserv Inc.	3.850%	6/1/25	14,971	16,901
	Fiserv Inc.	3.200%	7/1/26	17,000	19,038
	Fiserv Inc.	2.250%	6/1/27	13,700	14,586
	Fiserv Inc.	4.200%	10/1/28	8,000	9,496
	Fiserv Inc.	3.500%	7/1/29	32,576	37,175
	Fiserv Inc.	2.650%	6/1/30	15,000	16,184
	Fiserv Inc.	4.400%	7/1/49	20,250	27,118
	Franklin Resources Inc.	2.800%	9/15/22	6,875	7,158
	Franklin Resources Inc.	2.850%	3/30/25	3,000	3,266
	Franklin Resources Inc.	1.600%	10/30/30	6,000	5,974
	FS KKR Capital Corp.	4.750%	5/15/22	3,125	3,250
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,610
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,955
	FS KKR Capital Corp.	3.400%	1/15/26	9,602	9,519
	GATX Corp.	3.250%	3/30/25	2,300	2,507
	GATX Corp.	3.250%	9/15/26	2,800	3,110
	GATX Corp.	3.850%	3/30/27	4,000	4,507
	GATX Corp.	3.500%	3/15/28	7,000	7,860
	GATX Corp.	4.550%	11/7/28	2,585	3,109
	GATX Corp.	4.700%	4/1/29	4,000	4,882

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	4.000%	6/30/30	3,315	3,915
	GATX Corp.	5.200%	3/15/44	325	429
	GATX Corp.	4.500%	3/30/45	2,175	2,543
[3,7]	GE Capital Funding LLC	3.450%	5/15/25	17,350	19,150
[3,7]	GE Capital Funding LLC	4.050%	5/15/27	6,000	6,800
[3,7]	GE Capital Funding LLC	4.400%	5/15/30	45,255	53,197
[3,7]	GE Capital Funding LLC	4.550%	5/15/32	7,130	8,548
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	3,544	3,937
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	100,257	119,248
	Global Payments Inc.	3.750%	6/1/23	5,450	5,832
	Global Payments Inc.	4.000%	6/1/23	4,595	4,968
	Global Payments Inc.	2.650%	2/15/25	19,475	20,864
	Global Payments Inc.	4.800%	4/1/26	6,500	7,718
	Global Payments Inc.	4.450%	6/1/28	9,060	10,733
	Global Payments Inc.	3.200%	8/15/29	20,743	23,015
	Global Payments Inc.	2.900%	5/15/30	8,000	8,670
	Global Payments Inc.	4.150%	8/15/49	12,635	15,493
	Globe Life Inc.	4.550%	9/15/28	3,200	3,834
	Globe Life Inc.	2.150%	8/15/30	4,450	4,511
	GLP Capital LP	5.375%	11/1/23	5,000	5,462
	GLP Capital LP	5.250%	6/1/25	9,354	10,534
	GLP Capital LP	5.375%	4/15/26	8,406	9,646
	GLP Capital LP	5.750%	6/1/28	750	887
	GLP Capital LP	5.300%	1/15/29	5,225	6,062
	GLP Capital LP	4.000%	1/15/30	5,750	6,250
	Goldman Sachs BDC Inc.	2.875%	1/15/26	2,000	2,042
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	13,221
	Goldman Sachs Group Inc.	5.750%	1/24/22	25,044	26,458
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,220	36,522
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	46,102	46,965
	Goldman Sachs Group Inc.	3.625%	1/22/23	23,459	24,996
	Goldman Sachs Group Inc.	3.200%	2/23/23	20,315	21,462
[3]	Goldman Sachs Group Inc.	2.908%	6/5/23	35,139	36,387
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	23,844	24,730
[3]	Goldman Sachs Group Inc.	0.627%	11/17/23	9,250	9,281
	Goldman Sachs Group Inc.	3.625%	2/20/24	33,000	35,873
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	32,917
[3]	Goldman Sachs Group Inc.	3.850%	7/8/24	7,878	8,621
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,600	21,603
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,330	1,479
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,456	10,613
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	5,002
	Goldman Sachs Group Inc.	3.750%	2/25/26	51,600	58,238
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	59,569
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	20,192
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,807
	Goldman Sachs Group Inc.	3.850%	1/26/27	41,026	46,811
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,575	39,822
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	30,359	34,985
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	25,275	29,867
	Goldman Sachs Group Inc.	2.600%	2/7/30	5,000	5,372
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	44,562
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	12,259

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.750%	10/1/37	39,524	59,897
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	31,919	38,874
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	25,604	32,594
	Goldman Sachs Group Inc.	6.250%	2/1/41	14,791	23,077
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	33,720	46,611
	Goldman Sachs Group Inc.	5.150%	5/22/45	22,225	30,659
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	5,136
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,653
	Hartford Financial Services Group Inc.	2.800%	8/19/29	7,250	7,899
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	167
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	9,544
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,611
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	612
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,570	3,383
	Hartford Financial Services Group Inc.	3.600%	8/19/49	14,500	17,054
	Healthcare Realty Trust Inc.	3.625%	1/15/28	4,810	5,424
	Healthcare Realty Trust Inc.	2.400%	3/15/30	4,000	4,125
	Healthcare Realty Trust Inc.	2.050%	3/15/31	2,500	2,499
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,733
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	5,073
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,708
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	14,900	14,880
	Healthpeak Properties Inc.	4.250%	11/15/23	240	263
	Healthpeak Properties Inc.	4.200%	3/1/24	10,067	11,033
	Healthpeak Properties Inc.	3.875%	8/15/24	4,600	5,088
	Healthpeak Properties Inc.	3.400%	2/1/25	4,850	5,359
	Healthpeak Properties Inc.	4.000%	6/1/25	775	880
	Healthpeak Properties Inc.	3.250%	7/15/26	5,000	5,650
	Healthpeak Properties Inc.	3.500%	7/15/29	11,270	12,729
	Healthpeak Properties Inc.	3.000%	1/15/30	10,300	11,282
	Healthpeak Properties Inc.	2.875%	1/15/31	5,000	5,425
	Healthpeak Properties Inc.	6.750%	2/1/41	1,496	2,199
	Highwoods Realty LP	3.875%	3/1/27	3,850	4,256
	Highwoods Realty LP	4.125%	3/15/28	3,000	3,387
	Highwoods Realty LP	3.050%	2/15/30	4,000	4,196
	Highwoods Realty LP	2.600%	2/1/31	11,053	11,243
[3]	Host Hotels & Resorts LP	3.750%	10/15/23	6,034	6,347
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,800
[3]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	5,393
[3]	Host Hotels & Resorts LP	3.500%	9/15/30	14,000	14,687
[3]	HSBC Bank USA NA	5.875%	11/1/34	500	699
[3]	HSBC Bank USA NA	7.000%	1/15/39	7,726	12,241
[3]	HSBC Holdings plc	3.262%	3/13/23	32,815	33,862
	HSBC Holdings plc	3.600%	5/25/23	15,300	16,450
[3]	HSBC Holdings plc	3.033%	11/22/23	4,000	4,188
	HSBC Holdings plc	4.250%	3/14/24	10,600	11,692
[3]	HSBC Holdings plc	3.950%	5/18/24	39,700	42,776
[3]	HSBC Holdings plc	3.803%	3/11/25	11,625	12,691
	HSBC Holdings plc	4.250%	8/18/25	7,500	8,448
[3]	HSBC Holdings plc	2.633%	11/7/25	3,475	3,694
	HSBC Holdings plc	4.300%	3/8/26	34,435	39,683
[3]	HSBC Holdings plc	1.645%	4/18/26	30,000	30,616
	HSBC Holdings plc	3.900%	5/25/26	53,300	60,824
[3]	HSBC Holdings plc	2.099%	6/4/26	28,100	29,168
[3]	HSBC Holdings plc	4.292%	9/12/26	41,045	46,594

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	4.375%	11/23/26	23,330	26,911
	HSBC Holdings plc	1.589%	5/24/27	25,000	25,345
[3]	HSBC Holdings plc	4.041%	3/13/28	12,700	14,414
[3]	HSBC Holdings plc	2.013%	9/22/28	30,000	30,466
[3]	HSBC Holdings plc	4.583%	6/19/29	48,192	56,983
	HSBC Holdings plc	4.950%	3/31/30	31,705	39,385
[3]	HSBC Holdings plc	2.848%	6/4/31	31,600	33,749
[3]	HSBC Holdings plc	2.357%	8/18/31	20,000	20,540
[3]	HSBC Holdings plc	7.625%	5/17/32	575	835
[3]	HSBC Holdings plc	7.350%	11/27/32	600	802
	HSBC Holdings plc	6.500%	5/2/36	16,965	24,524
	HSBC Holdings plc	6.500%	9/15/37	30,601	44,299
	HSBC Holdings plc	6.800%	6/1/38	5,908	8,892
	HSBC Holdings plc	6.100%	1/14/42	4,325	6,504
	HSBC Holdings plc	5.250%	3/14/44	25,750	35,791
	HSBC USA Inc.	3.500%	6/23/24	11,475	12,556
	Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,757
	Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,733
	Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,745
	Huntington Bancshares Inc.	2.300%	1/14/22	685	697
	Huntington Bancshares Inc.	2.625%	8/6/24	500	532
	Huntington Bancshares Inc.	4.000%	5/15/25	16,518	18,693
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	2,067
[3]	Huntington National Bank	3.125%	4/1/22	4,500	4,646
[3]	Huntington National Bank	2.500%	8/7/22	10,000	10,319
	Huntington National Bank	1.800%	2/3/23	10,675	10,966
[3]	Huntington National Bank	3.550%	10/6/23	5,700	6,165
	ING Groep NV	3.150%	3/29/22	3,050	3,154
	ING Groep NV	4.100%	10/2/23	17,000	18,664
	ING Groep NV	3.550%	4/9/24	5,200	5,675
	ING Groep NV	3.950%	3/29/27	10,500	12,141
	ING Groep NV	4.550%	10/2/28	4,000	4,857
	ING Groep NV	4.050%	4/9/29	10,160	12,041
	Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,545
	Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,943
	Intercontinental Exchange Inc.	3.750%	12/1/25	13,115	14,894
	Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	5,692
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	5,103
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	16,371
	Intercontinental Exchange Inc.	1.850%	9/15/32	14,400	14,516
	Intercontinental Exchange Inc.	2.650%	9/15/40	13,000	13,331
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	1,412
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	21,048
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	19,835
	International Lease Finance Corp.	5.875%	8/15/22	8,212	8,847
[3,7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	2,494
	Invesco Finance plc	3.125%	11/30/22	16,300	17,116
	Invesco Finance plc	4.000%	1/30/24	14,250	15,656
	Invesco Finance plc	3.750%	1/15/26	10	11
	Invesco Finance plc	5.375%	11/30/43	7,125	9,209
	Janus Capital Group Inc.	4.875%	8/1/25	2,689	3,082
	Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,937
	Jefferies Group LLC	5.125%	1/20/23	2,400	2,618
	Jefferies Group LLC	4.850%	1/15/27	11,425	13,464
	Jefferies Group LLC	6.450%	6/8/27	1,235	1,558

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferies Group LLC	4.150%	1/23/30	13,010	15,168
	Jefferies Group LLC	2.750%	10/15/32	4,000	4,157
	Jefferies Group LLC	6.250%	1/15/36	3,055	4,052
	Jefferies Group LLC	6.500%	1/20/43	4,305	5,889
	Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,216
	JPMorgan Chase & Co.	3.250%	9/23/22	24,350	25,583
	JPMorgan Chase & Co.	2.972%	1/15/23	18,995	19,519
	JPMorgan Chase & Co.	3.200%	1/25/23	8,799	9,317
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	14,900	15,413
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,950
	JPMorgan Chase & Co.	3.375%	5/1/23	6,000	6,407
	JPMorgan Chase & Co.	2.700%	5/18/23	15,475	16,250
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	46,855	50,169
	JPMorgan Chase & Co.	3.625%	5/13/24	6,066	6,703
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	23,450	24,029
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	34,537	37,364
	JPMorgan Chase & Co.	3.875%	9/10/24	43,814	48,914
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	16,873	18,537
	JPMorgan Chase & Co.	3.125%	1/23/25	28,191	30,830
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	28,010	30,173
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	28,588
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	10,900	11,564
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	31,443
	JPMorgan Chase & Co.	3.300%	4/1/26	53,000	59,212
	JPMorgan Chase & Co.	3.200%	6/15/26	30,100	33,707
	JPMorgan Chase & Co.	2.950%	10/1/26	51,625	57,227
	JPMorgan Chase & Co.	7.625%	10/15/26	875	1,193
	JPMorgan Chase & Co.	1.045%	11/19/26	30,500	30,832
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	33,348
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	3,472
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	13,667
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,977
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	44,879
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	3,490	3,958
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	10,000	10,612
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	55,991	63,752
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	43,930	51,249
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	27,925	33,334
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	5,000	6,088
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	6,864	7,914
[3]	JPMorgan Chase & Co.	8.750%	9/1/30	240	351
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	90,587	111,340
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	17,000	18,161
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	32,841
	JPMorgan Chase & Co.	1.764%	11/19/31	15,945	16,081
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	19,294
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	45,648
	JPMorgan Chase & Co.	5.500%	10/15/40	25,084	36,776
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	31,375	35,032
	JPMorgan Chase & Co.	5.600%	7/15/41	500	753
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	15,206
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	5,283
	JPMorgan Chase & Co.	5.625%	8/16/43	16,010	24,023
	JPMorgan Chase & Co.	4.850%	2/1/44	1,000	1,438
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	20,589

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	24,500	31,798
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	2,000	2,529
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	43,200	54,257
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	14,924
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	39,000	43,141
	Kemper Corp.	4.350%	2/15/25	1,500	1,665
	Kemper Corp.	2.400%	9/30/30	5,000	5,067
[3]	KeyBank NA	2.500%	11/22/21	11,000	11,210
[3]	KeyBank NA	3.180%	5/22/22	2,625	2,728
[3]	KeyBank NA	2.400%	6/9/22	1,550	1,595
[3]	KeyBank NA	2.300%	9/14/22	9,550	9,873
[3]	KeyBank NA	3.375%	3/7/23	4,000	4,255
[3]	KeyBank NA	0.423%	1/3/24	8,000	7,998
[3]	KeyBank NA	3.300%	6/1/25	5,283	5,871
[3]	KeyBank NA	3.400%	5/20/26	2,000	2,233
[3]	KeyBank NA	6.950%	2/1/28	500	659
[3]	KeyCorp	5.100%	3/24/21	9,090	9,188
[3]	KeyCorp	4.150%	10/29/25	6,750	7,821
[3]	KeyCorp	4.100%	4/30/28	18,000	21,343
[3]	KeyCorp	2.550%	10/1/29	6,400	6,913
	Kilroy Realty LP	3.800%	1/15/23	9,250	9,714
	Kilroy Realty LP	3.450%	12/15/24	2,000	2,160
	Kilroy Realty LP	4.375%	10/1/25	800	897
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,532
	Kilroy Realty LP	4.250%	8/15/29	2,975	3,436
	Kilroy Realty LP	3.050%	2/15/30	10,025	10,653
	Kilroy Realty LP	2.500%	11/15/32	6,350	6,401
	Kimco Realty Corp.	3.400%	11/1/22	7,275	7,630
	Kimco Realty Corp.	3.125%	6/1/23	875	923
	Kimco Realty Corp.	3.300%	2/1/25	3,125	3,414
	Kimco Realty Corp.	2.800%	10/1/26	1,893	2,066
	Kimco Realty Corp.	1.900%	3/1/28	16,200	16,612
	Kimco Realty Corp.	2.700%	10/1/30	4,000	4,299
	Kimco Realty Corp.	4.250%	4/1/45	325	365
	Kimco Realty Corp.	4.125%	12/1/46	400	431
	Kimco Realty Corp.	4.450%	9/1/47	3,050	3,560
	Kimco Realty Corp.	3.700%	10/1/49	6,021	6,403
	Kite Realty Group LP	4.000%	10/1/26	7,900	8,274
	Lazard Group LLC	3.750%	2/13/25	100	111
	Lazard Group LLC	3.625%	3/1/27	5,075	5,519
	Lazard Group LLC	4.500%	9/19/28	9,350	11,125
	Legg Mason Inc.	4.750%	3/15/26	3,502	4,163
	Legg Mason Inc.	5.625%	1/15/44	4,875	7,025
	Lexington Realty Trust	2.700%	9/15/30	2,500	2,602
	Life Storage LP	3.875%	12/15/27	1,000	1,139
	Life Storage LP	4.000%	6/15/29	1,950	2,269
	Life Storage LP	2.200%	10/15/30	2,500	2,548
	LifeStorage LP	3.500%	7/1/26	9,625	10,878
	Lincoln National Corp.	4.200%	3/15/22	4,985	5,209
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,492
	Lincoln National Corp.	3.350%	3/9/25	225	247
	Lincoln National Corp.	3.625%	12/12/26	9,925	11,350
	Lincoln National Corp.	3.800%	3/1/28	9,750	11,242
	Lincoln National Corp.	3.050%	1/15/30	9,625	10,718
	Lincoln National Corp.	6.300%	10/9/37	4,150	5,717

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	7.000%	6/15/40	1,070	1,629
	Lincoln National Corp.	4.350%	3/1/48	4,100	5,220
	Lincoln National Corp.	4.375%	6/15/50	2,267	2,922
	Lloyds Banking Group plc	3.000%	1/11/22	5,340	5,478
[3]	Lloyds Banking Group plc	2.858%	3/17/23	10,675	10,966
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	37,833
[3]	Lloyds Banking Group plc	2.907%	11/7/23	18,670	19,417
	Lloyds Banking Group plc	3.900%	3/12/24	8,500	9,339
	Lloyds Banking Group plc	4.450%	5/8/25	7,067	8,078
[3]	Lloyds Banking Group plc	3.870%	7/9/25	14,000	15,374
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	27,885
[3]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	20,829
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	29,688
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	11,048
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	24,250
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,995
[3]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	23,789
	Lloyds Banking Group plc	5.300%	12/1/45	1,574	2,154
	Lloyds Banking Group plc	4.344%	1/9/48	5,525	6,744
	Loews Corp.	2.625%	5/15/23	9,675	10,122
	Loews Corp.	3.200%	5/15/30	6,500	7,383
	Loews Corp.	6.000%	2/1/35	3,025	4,364
	Loews Corp.	4.125%	5/15/43	4,315	5,114
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,866
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	8,058
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	7,903
	Manulife Financial Corp.	4.150%	3/4/26	8,850	10,290
	Manulife Financial Corp.	2.484%	5/19/27	6,000	6,472
[3]	Manulife Financial Corp.	4.061%	2/24/32	7,120	7,736
	Manulife Financial Corp.	5.375%	3/4/46	8,075	11,680
	Markel Corp.	4.900%	7/1/22	4,665	4,962
	Markel Corp.	3.500%	11/1/27	6,175	6,899
	Markel Corp.	3.350%	9/17/29	2,555	2,851
	Markel Corp.	5.000%	4/5/46	4,650	6,306
	Markel Corp.	4.300%	11/1/47	2,200	2,779
	Markel Corp.	5.000%	5/20/49	5,941	8,163
	Markel Corp.	4.150%	9/17/50	620	779
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,402
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,684
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	19,397
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	6,103
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,685
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,845
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,967	23,058
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	15,910	16,825
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,741
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	4,400	5,882
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	4,282
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,759
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	16,924	24,399
	Mastercard Inc.	2.000%	11/21/21	5,230	5,308
	Mastercard Inc.	3.375%	4/1/24	13,395	14,657
	Mastercard Inc.	2.000%	3/3/25	20,794	22,065
	Mastercard Inc.	2.950%	11/21/26	7,850	8,769
	Mastercard Inc.	3.300%	3/26/27	17,500	19,946

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.500%	2/26/28	3,720	4,300
	Mastercard Inc.	2.950%	6/1/29	8,575	9,647
	Mastercard Inc.	3.350%	3/26/30	14,000	16,284
	Mastercard Inc.	3.800%	11/21/46	5,700	7,199
	Mastercard Inc.	3.950%	2/26/48	5,110	6,598
	Mastercard Inc.	3.650%	6/1/49	3,030	3,745
	Mastercard Inc.	3.850%	3/26/50	18,706	24,041
	Mercury General Corp.	4.400%	3/15/27	3,265	3,620
	MetLife Inc.	3.048%	12/15/22	8,950	9,408
[3]	MetLife Inc.	4.368%	9/15/23	275	305
	MetLife Inc.	3.600%	4/10/24	15,943	17,558
	MetLife Inc.	3.000%	3/1/25	8,475	9,300
	MetLife Inc.	3.600%	11/13/25	7,891	8,945
	MetLife Inc.	4.550%	3/23/30	18,825	23,554
	MetLife Inc.	6.375%	6/15/34	3,445	5,243
	MetLife Inc.	5.700%	6/15/35	2,709	3,971
[3]	MetLife Inc.	6.400%	12/15/36	16,231	20,735
[3]	MetLife Inc.	10.750%	8/1/39	500	851
	MetLife Inc.	5.875%	2/6/41	12,142	18,538
	MetLife Inc.	4.125%	8/13/42	10,475	13,286
	MetLife Inc.	4.875%	11/13/43	10,919	15,427
	MetLife Inc.	4.721%	12/15/44	9,535	13,036
	MetLife Inc.	4.050%	3/1/45	1,835	2,337
[3,7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,232
	Mid-America Apartments LP	4.300%	10/15/23	2,400	2,616
	Mid-America Apartments LP	3.750%	6/15/24	2,725	2,967
	Mid-America Apartments LP	4.000%	11/15/25	75	85
	Mid-America Apartments LP	3.600%	6/1/27	7,770	8,781
	Mid-America Apartments LP	3.950%	3/15/29	4,535	5,312
	Mid-America Apartments LP	2.750%	3/15/30	5,245	5,734
	Mid-America Apartments LP	1.700%	2/15/31	5,000	4,976
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	11,968
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	22,750	23,506
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	27,575	28,518
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	6,800	7,038
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,599
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,677
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,158
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,300	30,641
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	15,843
[3]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	15,000	15,054
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	16,943
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	12,454
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	510
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	749
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,920
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,800
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	37,480	42,441
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	21,858
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,801
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	11,734
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	14,225	15,948
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	8,855	9,520
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	5,000	5,185
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	7,100	9,026

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	943
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	19,885
	Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,382
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	17,775	18,335
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,506	4,892
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	18,901
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,529
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	16,653
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,637
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	19,002
[3]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	5,321
[3]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	22,236
	Morgan Stanley	5.750%	1/25/21	40	40
[3]	Morgan Stanley	2.625%	11/17/21	10,435	10,637
	Morgan Stanley	2.750%	5/19/22	25,475	26,302
	Morgan Stanley	4.875%	11/1/22	16,225	17,473
[3]	Morgan Stanley	3.125%	1/23/23	25,025	26,410
[3]	Morgan Stanley	4.100%	5/22/23	20,525	22,234
[3]	Morgan Stanley	0.560%	11/10/23	23,000	23,030
[3]	Morgan Stanley	3.737%	4/24/24	8,446	9,055
[3]	Morgan Stanley	3.875%	4/29/24	26,540	29,335
[3]	Morgan Stanley	3.700%	10/23/24	26,815	29,853
[3]	Morgan Stanley	2.720%	7/22/25	1,700	1,818
[3]	Morgan Stanley	4.000%	7/23/25	51,975	59,240
	Morgan Stanley	5.000%	11/24/25	50,940	60,787
[3]	Morgan Stanley	3.875%	1/27/26	44,959	51,467
[3]	Morgan Stanley	2.188%	4/28/26	9,400	9,921
[3]	Morgan Stanley	3.125%	7/27/26	37,700	41,993
[3]	Morgan Stanley	6.250%	8/9/26	9,650	12,280
[3]	Morgan Stanley	4.350%	9/8/26	24,070	28,275
	Morgan Stanley	0.985%	12/10/26	12,225	12,295
	Morgan Stanley	3.625%	1/20/27	19,278	22,083
	Morgan Stanley	3.950%	4/23/27	5,255	6,033
[3]	Morgan Stanley	3.591%	7/22/28	25,765	29,393
[3]	Morgan Stanley	3.772%	1/24/29	2,725	3,148
[3]	Morgan Stanley	4.431%	1/23/30	11,000	13,379
[3]	Morgan Stanley	2.699%	1/22/31	14,555	15,828
[3]	Morgan Stanley	3.622%	4/1/31	131,400	152,091
[3]	Morgan Stanley	1.794%	2/13/32	40,000	40,180
	Morgan Stanley	7.250%	4/1/32	7,000	10,769
[3]	Morgan Stanley	3.971%	7/22/38	4,600	5,648
	Morgan Stanley	6.375%	7/24/42	29,625	48,207
	Morgan Stanley	4.300%	1/27/45	32,394	43,110
[3]	Morgan Stanley	5.597%	3/24/51	31,386	50,165
	MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,854
	MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	4,005
[3]	MUFG Union Bank NA	3.150%	4/1/22	31,800	32,835
[3]	MUFG Union Bank NA	2.100%	12/9/22	19,290	19,905
[3]	Munich Re America Corp.	7.450%	12/15/26	1,200	1,639
	Nasdaq Inc.	4.250%	6/1/24	4,325	4,786
	Nasdaq Inc.	3.850%	6/30/26	4,350	4,987
	Nasdaq Inc.	1.650%	1/15/31	6,250	6,190
	Nasdaq Inc.	2.500%	12/21/40	9,500	9,348
	Nasdaq Inc.	3.250%	4/28/50	2,225	2,431
[3,7]	National Australia Bank Ltd.	2.250%	3/16/21	12,000	12,043

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,173
	National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,334
[3]	National Australia Bank Ltd.	2.500%	5/22/22	7,600	7,834
	National Australia Bank Ltd.	1.875%	12/13/22	2,816	2,893
	National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,371
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,778
[3]	National Australia Bank Ltd.	2.500%	7/12/26	12,175	13,268
[3]	National Bank of Canada	2.100%	2/1/23	13,165	13,544
[3]	National Bank of Canada	0.550%	11/15/24	5,000	5,016
	National Retail Properties Inc.	3.300%	4/15/23	900	951
	National Retail Properties Inc.	3.900%	6/15/24	2,750	3,008
	National Retail Properties Inc.	4.000%	11/15/25	3,145	3,542
	National Retail Properties Inc.	3.600%	12/15/26	2,475	2,729
	National Retail Properties Inc.	3.500%	10/15/27	1,050	1,152
	National Retail Properties Inc.	4.300%	10/15/28	2,500	2,894
	National Retail Properties Inc.	2.500%	4/15/30	8,375	8,603
	National Retail Properties Inc.	4.800%	10/15/48	2,275	2,823
	National Retail Properties Inc.	3.100%	4/15/50	8,375	8,068
[3,7]	Nationwide Building Society	3.900%	7/21/25	2,000	2,255
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	895
[3]	Natwest Group plc	3.498%	5/15/23	10,050	10,438
	Natwest Group plc	3.875%	9/12/23	28,180	30,574
	Natwest Group plc	6.000%	12/19/23	7,550	8,613
	Natwest Group plc	5.125%	5/28/24	18,143	20,214
[3]	Natwest Group plc	4.519%	6/25/24	22,000	23,972
[3]	Natwest Group plc	4.269%	3/22/25	11,500	12,615
	Natwest Group plc	4.800%	4/5/26	1,700	2,006
[3]	Natwest Group plc	3.073%	5/22/28	27,546	29,691
[3]	Natwest Group plc	4.892%	5/18/29	15,800	18,942
[3]	Natwest Group plc	3.754%	11/1/29	825	876
[3]	Natwest Group plc	5.076%	1/27/30	30,500	37,337
[3]	Natwest Group plc	4.445%	5/8/30	2,155	2,556
[3]	Natwest Group plc	3.032%	11/28/35	5,000	5,146
	Nomura Holdings Inc.	2.648%	1/16/25	400	426
	Nomura Holdings Inc.	1.851%	7/16/25	13,300	13,865
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	24,381
	Northern Trust Corp.	2.375%	8/2/22	5,480	5,663
	Northern Trust Corp.	3.950%	10/30/25	8,750	10,115
	Northern Trust Corp.	3.650%	8/3/28	3,425	4,019
	Northern Trust Corp.	3.150%	5/3/29	4,200	4,764
[3]	Northern Trust Corp.	3.375%	5/8/32	4,950	5,422
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	2,072
	Office Properties Income Trust	4.150%	2/1/22	1,975	2,010
	Office Properties Income Trust	4.000%	7/15/22	2,725	2,790
	Office Properties Income Trust	4.250%	5/15/24	1,325	1,382
	Office Properties Income Trust	4.500%	2/1/25	7,051	7,438
	Old Republic International Corp.	4.875%	10/1/24	5,266	6,010
	Old Republic International Corp.	3.875%	8/26/26	4,560	5,238
	Omega Healthcare Investors Inc.	4.375%	8/1/23	18,025	19,513
	Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,620
	Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	7,392
	Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	6,003
	Omega Healthcare Investors Inc.	4.500%	4/1/27	7,375	8,294
	Omega Healthcare Investors Inc.	4.750%	1/15/28	1,984	2,262
	Omega Healthcare Investors Inc.	3.625%	10/1/29	12,270	13,068

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omega Healthcare Investors Inc.	3.375%	2/1/31	11,800	12,381
	ORIX Corp.	2.900%	7/18/22	2,950	3,054
	ORIX Corp.	3.250%	12/4/24	2,000	2,179
	ORIX Corp.	3.700%	7/18/27	8,150	9,286
	Owl Rock Capital Corp.	5.250%	4/15/24	1,000	1,083
	Owl Rock Capital Corp.	4.000%	3/30/25	4,725	4,932
	Owl Rock Capital Corp.	3.750%	7/22/25	10,347	10,714
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	5,270
	PayPal Holdings Inc.	2.200%	9/26/22	11,200	11,568
	PayPal Holdings Inc.	1.350%	6/1/23	5,000	5,118
	PayPal Holdings Inc.	2.400%	10/1/24	8,104	8,660
	PayPal Holdings Inc.	1.650%	6/1/25	5,325	5,564
	PayPal Holdings Inc.	2.650%	10/1/26	10,300	11,288
	PayPal Holdings Inc.	2.850%	10/1/29	16,109	17,882
	PayPal Holdings Inc.	2.300%	6/1/30	6,750	7,219
	PayPal Holdings Inc.	3.250%	6/1/50	13,000	14,883
	People's United Bank NA	4.000%	7/15/24	3,000	3,237
	People's United Financial Inc.	3.650%	12/6/22	5,695	5,954
	Physicians Realty LP	4.300%	3/15/27	6,400	7,043
	Physicians Realty LP	3.950%	1/15/28	3,000	3,251
	Piedmont Operating Partnership LP	3.400%	6/1/23	4,950	5,148
	Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,884
	Piedmont Operating Partnership LP	3.150%	8/15/30	4,537	4,644
[3]	PNC Bank NA	2.550%	12/9/21	17,100	17,391
[3]	PNC Bank NA	2.625%	2/17/22	20,800	21,253
[3]	PNC Bank NA	2.450%	7/28/22	925	955
[3]	PNC Bank NA	2.700%	11/1/22	16,088	16,752
[3]	PNC Bank NA	2.028%	12/9/22	6,440	6,542
[3]	PNC Bank NA	2.950%	1/30/23	4,500	4,735
[3]	PNC Bank NA	3.300%	10/30/24	3,850	4,236
[3]	PNC Bank NA	2.950%	2/23/25	5,750	6,293
[3]	PNC Bank NA	3.250%	6/1/25	13,401	14,858
[3]	PNC Bank NA	4.200%	11/1/25	8,624	9,888
[3]	PNC Bank NA	3.100%	10/25/27	275	307
[3]	PNC Bank NA	3.250%	1/22/28	10,775	12,257
[3]	PNC Bank NA	4.050%	7/26/28	13,750	16,256
[3]	PNC Bank NA	2.700%	10/22/29	3,500	3,814
	PNC Financial Services Group Inc.	3.300%	3/8/22	2,740	2,827
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,547
	PNC Financial Services Group Inc.	3.500%	1/23/24	17,328	18,877
	PNC Financial Services Group Inc.	3.900%	4/29/24	21,223	23,473
	PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	21,488
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	15,453
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	18,526
	Primerica Inc.	4.750%	7/15/22	1,900	2,023
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	9,955
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	20,603
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	3,510
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	6,244
	Principal Financial Group Inc.	6.050%	10/15/36	425	602
	Principal Financial Group Inc.	4.625%	9/15/42	3,000	3,863
	Principal Financial Group Inc.	4.350%	5/15/43	3,960	4,964
	Principal Financial Group Inc.	4.300%	11/15/46	4,219	5,346
	Progressive Corp.	3.750%	8/23/21	10,555	10,792
	Progressive Corp.	6.625%	3/1/29	2,150	2,932

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Progressive Corp.	3.200%	3/26/30	4,000	4,607
	Progressive Corp.	4.350%	4/25/44	3,219	4,237
	Progressive Corp.	4.125%	4/15/47	9,509	12,530
	Progressive Corp.	4.200%	3/15/48	4,196	5,605
	Progressive Corp.	3.950%	3/26/50	12,359	16,140
	Prologis LP	3.750%	11/1/25	1,450	1,648
	Prologis LP	2.125%	4/15/27	3,395	3,640
	Prologis LP	3.875%	9/15/28	2,500	2,965
	Prologis LP	4.375%	2/1/29	4,000	4,882
	Prologis LP	2.250%	4/15/30	14,009	14,966
	Prologis LP	1.250%	10/15/30	8,000	7,900
	Prologis LP	4.375%	9/15/48	3,500	4,787
	Prologis LP	3.000%	4/15/50	7,089	7,823
	Prologis LP	2.125%	10/15/50	11,618	10,673
	Prospect Capital Corp.	5.875%	3/15/23	98	102
[3]	Prudential Financial Inc.	3.500%	5/15/24	1,175	1,294
[3]	Prudential Financial Inc.	3.878%	3/27/28	6,200	7,337
[3]	Prudential Financial Inc.	2.100%	3/10/30	2,000	2,118
[3]	Prudential Financial Inc.	5.750%	7/15/33	2,630	3,562
[3]	Prudential Financial Inc.	5.700%	12/14/36	4,720	6,783
[3]	Prudential Financial Inc.	6.625%	12/1/37	3,250	4,866
[3]	Prudential Financial Inc.	3.000%	3/10/40	10,830	11,776
[3]	Prudential Financial Inc.	6.625%	6/21/40	8,020	12,389
[3]	Prudential Financial Inc.	6.200%	11/15/40	1,065	1,492
[3]	Prudential Financial Inc.	5.875%	9/15/42	10,936	11,674
[3]	Prudential Financial Inc.	5.625%	6/15/43	15,725	16,845
[3]	Prudential Financial Inc.	5.100%	8/15/43	2,775	3,439
[3]	Prudential Financial Inc.	5.200%	3/15/44	7,875	8,485
[3]	Prudential Financial Inc.	4.600%	5/15/44	15,600	20,314
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,850	5,287
[3]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,646
	Prudential Financial Inc.	3.905%	12/7/47	17,333	20,876
[3]	Prudential Financial Inc.	4.418%	3/27/48	250	324
[3]	Prudential Financial Inc.	5.700%	9/15/48	3,000	3,465
	Prudential Financial Inc.	3.935%	12/7/49	12,404	15,051
[3]	Prudential Financial Inc.	3.700%	10/1/50	7,000	7,362
[3]	Prudential Financial Inc.	3.700%	3/13/51	5,700	6,811
	Prudential plc	3.125%	4/14/30	8,340	9,454
	Public Storage	2.370%	9/15/22	5,510	5,689
	Public Storage	3.094%	9/15/27	6,600	7,377
	Public Storage	3.385%	5/1/29	4,855	5,540
	Raymond James Financial Inc.	3.625%	9/15/26	3,491	3,994
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	24,276
	Raymond James Financial Inc.	4.950%	7/15/46	8,555	11,695
	Rayonier Inc.	3.750%	4/1/22	1,950	2,003
	Realty Income Corp.	3.250%	10/15/22	9,900	10,327
	Realty Income Corp.	4.650%	8/1/23	1,825	1,999
	Realty Income Corp.	3.875%	7/15/24	1,950	2,155
	Realty Income Corp.	3.875%	4/15/25	6,840	7,703
	Realty Income Corp.	4.125%	10/15/26	10,420	12,240
	Realty Income Corp.	3.650%	1/15/28	7,725	8,805
	Realty Income Corp.	3.250%	6/15/29	4,053	4,530
	Realty Income Corp.	3.250%	1/15/31	15,696	17,788
	Realty Income Corp.	1.800%	3/15/33	13,000	13,019
	Realty Income Corp.	4.650%	3/15/47	6,855	9,319

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regency Centers LP	3.600%	2/1/27	2,010	2,212
	Regency Centers LP	4.125%	3/15/28	1,375	1,569
	Regency Centers LP	2.950%	9/15/29	1,500	1,598
	Regency Centers LP	3.700%	6/15/30	5,000	5,648
	Regency Centers LP	4.400%	2/1/47	5,650	6,519
	Regency Centers LP	4.650%	3/15/49	4,225	5,092
[3]	Regions Bank	6.450%	6/26/37	1,514	2,134
	Regions Financial Corp.	3.800%	8/14/23	7,000	7,580
	Regions Financial Corp.	2.250%	5/18/25	3,100	3,272
	Regions Financial Corp.	7.375%	12/10/37	7,000	10,667
[3]	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,661
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,717
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	9,568
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	4,712
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,740
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,871
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,153
	Retail Properties of America Inc.	4.750%	9/15/30	3,000	3,181
	Rexford Industrial Realty LP	2.125%	12/1/30	3,000	3,002
	Royal Bank of Canada	2.300%	3/22/21	5,000	5,021
[3]	Royal Bank of Canada	3.200%	4/30/21	25,100	25,350
[3]	Royal Bank of Canada	2.750%	2/1/22	13,000	13,340
[3]	Royal Bank of Canada	2.800%	4/29/22	24,000	24,750
[3]	Royal Bank of Canada	1.950%	1/17/23	7,745	7,996
[3]	Royal Bank of Canada	1.600%	4/17/23	2,750	2,826
[3]	Royal Bank of Canada	3.700%	10/5/23	8,800	9,591
[3]	Royal Bank of Canada	2.550%	7/16/24	7,800	8,343
[3]	Royal Bank of Canada	2.250%	11/1/24	35,000	37,221
[3]	Royal Bank of Canada	1.150%	6/10/25	18,345	18,695
[3]	Royal Bank of Canada	4.650%	1/27/26	6,400	7,553
	Sabra Health Care LP	4.800%	6/1/24	1,840	1,959
	Sabra Health Care LP	5.125%	8/15/26	2,500	2,787
	Sabra Health Care LP	3.900%	10/15/29	8,975	9,358
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,950
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,403
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	20,914
	Santander Holdings USA Inc.	3.244%	10/5/26	21,818	23,745
	Santander Holdings USA Inc.	4.400%	7/13/27	37,150	42,308
	Santander UK Group Holdings plc	2.875%	8/5/21	7,375	7,463
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,210
[3]	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,654
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	10,058
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,494
	Santander UK plc	2.100%	1/13/23	22,360	23,076
	Santander UK plc	4.000%	3/13/24	12,350	13,620
	Santander UK plc	2.875%	6/18/24	5,650	6,042
	Selective Insurance Group Inc.	5.375%	3/1/49	2,685	3,368
	Signature Bank	4.000%	10/15/30	2,000	2,018
	Simon Property Group LP	2.350%	1/30/22	3,525	3,578
	Simon Property Group LP	2.625%	6/15/22	10,300	10,558
	Simon Property Group LP	2.750%	2/1/23	3,625	3,778
	Simon Property Group LP	2.750%	6/1/23	6,000	6,278
	Simon Property Group LP	3.750%	2/1/24	5,000	5,413
	Simon Property Group LP	2.000%	9/13/24	2,170	2,246
	Simon Property Group LP	3.375%	10/1/24	4,212	4,576

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	3.500%	9/1/25	8,639	9,569
	Simon Property Group LP	3.300%	1/15/26	6,380	6,987
	Simon Property Group LP	3.250%	11/30/26	2,800	3,100
	Simon Property Group LP	3.375%	6/15/27	8,780	9,725
	Simon Property Group LP	3.375%	12/1/27	4,700	5,245
	Simon Property Group LP	2.450%	9/13/29	13,685	14,363
	Simon Property Group LP	2.650%	7/15/30	3,500	3,717
	Simon Property Group LP	6.750%	2/1/40	4,550	6,741
	Simon Property Group LP	4.750%	3/15/42	5,448	6,645
	Simon Property Group LP	4.250%	10/1/44	200	229
	Simon Property Group LP	4.250%	11/30/46	4,700	5,468
	Simon Property Group LP	3.250%	9/13/49	13,135	13,451
	Simon Property Group LP	3.800%	7/15/50	5,300	5,881
	SITE Centers Corp.	3.900%	8/15/24	9,955	9,981
	SITE Centers Corp.	3.625%	2/1/25	5,900	6,129
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,836
	SITE Centers Corp.	4.700%	6/1/27	11,350	12,312
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,891
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,840
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	12,500	12,868
	SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,399
[3,7]	Societe Generale SA	3.000%	1/22/30	2,000	2,135
	Sompo International Holdings Ltd.	4.700%	10/15/22	5,375	5,758
	Spirit Realty LP	3.200%	1/15/27	2,000	2,116
	Spirit Realty LP	4.000%	7/15/29	2,650	2,976
	Spirit Realty LP	3.200%	2/15/31	2,450	2,588
[3,7]	Standard Chartered plc	4.644%	4/1/31	2,000	2,406
[3]	State Street Corp.	2.653%	5/15/23	12,000	12,319
	State Street Corp.	3.100%	5/15/23	19,007	20,202
	State Street Corp.	3.700%	11/20/23	373	409
[3]	State Street Corp.	3.776%	12/3/24	5,800	6,349
	State Street Corp.	3.550%	8/18/25	23,462	26,477
[3]	State Street Corp.	2.354%	11/1/25	15,115	16,043
	State Street Corp.	2.901%	3/30/26	2,000	2,173
	State Street Corp.	2.650%	5/19/26	4,725	5,192
[3]	State Street Corp.	4.141%	12/3/29	2,250	2,712
	State Street Corp.	2.400%	1/24/30	16,130	17,526
[3]	State Street Corp.	3.031%	11/1/34	4,850	5,295
	Stifel Financial Corp.	4.250%	7/18/24	9,738	10,891
	STORE Capital Corp.	4.500%	3/15/28	2,195	2,489
	STORE Capital Corp.	4.625%	3/15/29	5,000	5,770
	STORE Capital Corp.	2.750%	11/18/30	1,500	1,521
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,725	1,793
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	578
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,809
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,415
[3]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	10,225
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,935
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	9,084
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	10,260
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	22,063	22,849
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	8,312
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,300	7,700
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,823
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,937

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	33,450	35,649
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	35,733
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,715	4,998
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,600	21,174
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	19,419
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	18,203
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,244
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	6,008
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	16,390
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	10,234
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	4,281
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	21,700	24,067
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	15,730
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,600	3,908
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	8,668
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	14,885	15,463
	SVB Financial Group	3.500%	1/29/25	3,611	3,936
	SVB Financial Group	3.125%	6/5/30	3,000	3,342
[3]	Svenska Handelsbanken AB	2.450%	3/30/21	34,759	34,941
	Swiss Re America Holding Corp.	7.000%	2/15/26	2,175	2,767
[3]	Synchrony Bank	3.000%	6/15/22	2,375	2,452
	Synchrony Financial	3.750%	8/15/21	7,450	7,558
	Synchrony Financial	2.850%	7/25/22	1,900	1,962
	Synchrony Financial	4.375%	3/19/24	1,625	1,783
	Synchrony Financial	4.250%	8/15/24	2,350	2,572
	Synchrony Financial	4.500%	7/23/25	18,295	20,537
	Synchrony Financial	3.700%	8/4/26	4,325	4,775
	Synchrony Financial	3.950%	12/1/27	12,415	13,845
	Synchrony Financial	5.150%	3/19/29	6,250	7,512
[3]	Synovus Bank	2.289%	2/10/23	1,750	1,771
	Synovus Financial Corp.	3.125%	11/1/22	2,775	2,886
	Tanger Properties LP	3.750%	12/1/24	2,550	2,671
	Tanger Properties LP	3.125%	9/1/26	4,710	4,840
	Tanger Properties LP	3.875%	7/15/27	2,600	2,691
	TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	11,070
	TD Ameritrade Holding Corp.	3.625%	4/1/25	6,231	6,916
	TD Ameritrade Holding Corp.	3.300%	4/1/27	13,850	15,513
	TD Ameritrade Holding Corp.	2.750%	10/1/29	2,590	2,832
[3,7]	Toronto-Dominion Bank	2.250%	3/15/21	8,000	8,020
[3]	Toronto-Dominion Bank	2.125%	4/7/21	23,600	23,718
[3,7]	Toronto-Dominion Bank	2.500%	1/18/22	7,080	7,236
[3]	Toronto-Dominion Bank	1.900%	12/1/22	10,150	10,466
[3]	Toronto-Dominion Bank	0.750%	6/12/23	27,545	27,753
[3]	Toronto-Dominion Bank	3.500%	7/19/23	7,036	7,598
[3]	Toronto-Dominion Bank	3.250%	3/11/24	19,900	21,586
[3]	Toronto-Dominion Bank	2.650%	6/12/24	7,500	8,034
[3]	Toronto-Dominion Bank	1.150%	6/12/25	12,000	12,218
[3]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	8,003
[3]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	7,248
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	6,550
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,748
[3]	Travelers Cos. Inc.	6.250%	6/15/37	8,380	12,767
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	7,747
	Travelers Cos. Inc.	4.600%	8/1/43	6,920	9,418
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,656

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	3.750%	5/15/46	12,570	15,712
	Travelers Cos. Inc.	4.000%	5/30/47	12,600	16,363
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	2,233
	Travelers Cos. Inc.	2.550%	4/27/50	2,280	2,379
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	800
	Trinity Acquisition plc	4.400%	3/15/26	1,328	1,547
[3]	Truist Bank	2.850%	4/1/21	3,000	3,013
	Truist Bank	2.625%	1/15/22	10,232	10,459
[3]	Truist Bank	2.800%	5/17/22	4,000	4,130
[3]	Truist Bank	2.450%	8/1/22	8,583	8,871
[3]	Truist Bank	3.502%	8/2/22	4,400	4,475
[3]	Truist Bank	3.000%	2/2/23	6,675	7,018
[3]	Truist Bank	2.750%	5/1/23	2,150	2,264
[3]	Truist Bank	3.200%	4/1/24	49,615	53,837
[3]	Truist Bank	3.689%	8/2/24	8,900	9,626
[3]	Truist Bank	2.150%	12/6/24	10,310	10,915
[3]	Truist Bank	1.500%	3/10/25	400	413
[3]	Truist Bank	3.625%	9/16/25	9,909	11,123
[3]	Truist Bank	4.050%	11/3/25	13,531	15,521
[3]	Truist Bank	3.300%	5/15/26	3,000	3,350
[3]	Truist Bank	3.800%	10/30/26	3,450	3,975
[3]	Truist Bank	2.636%	9/17/29	250	263
[3]	Truist Bank	2.250%	3/11/30	11,444	11,954
	Truist Financial Corp.	2.900%	3/3/21	2,525	2,528
	Truist Financial Corp.	2.700%	1/27/22	10,025	10,259
[3]	Truist Financial Corp.	3.950%	3/22/22	2,049	2,131
[3]	Truist Financial Corp.	2.750%	4/1/22	7,000	7,190
[3]	Truist Financial Corp.	3.050%	6/20/22	7,000	7,262
[3]	Truist Financial Corp.	3.750%	12/6/23	600	658
[3]	Truist Financial Corp.	2.500%	8/1/24	10,525	11,205
[3]	Truist Financial Corp.	2.850%	10/26/24	19,544	21,059
	Truist Financial Corp.	4.000%	5/1/25	9,092	10,252
[3]	Truist Financial Corp.	3.700%	6/5/25	15,098	17,003
[3]	Truist Financial Corp.	1.200%	8/5/25	6,000	6,156
[3]	Truist Financial Corp.	1.125%	8/3/27	13,585	13,667
[3]	Truist Financial Corp.	3.875%	3/19/29	6,609	7,700
[3]	Truist Financial Corp.	1.950%	6/5/30	6,643	6,899
[3,7]	UBS Group AG	3.126%	8/13/30	3,955	4,426
[3]	UDR Inc.	4.000%	10/1/25	1,725	1,958
[3]	UDR Inc.	2.950%	9/1/26	4,400	4,828
[3]	UDR Inc.	3.500%	7/1/27	5,250	5,867
[3]	UDR Inc.	3.500%	1/15/28	5,075	5,691
	UDR Inc.	3.000%	8/15/31	3,500	3,857
[3]	UDR Inc.	2.100%	8/1/32	4,000	4,070
[3]	UDR Inc.	1.900%	3/15/33	7,500	7,458
	UDR Inc.	3.100%	11/1/34	3,335	3,747
	Unum Group	4.000%	3/15/24	3,300	3,593
	Unum Group	5.750%	8/15/42	6,143	7,448
	Unum Group	4.500%	12/15/49	4,839	5,150
[3]	US Bancorp	2.625%	1/24/22	10,300	10,537
[3]	US Bancorp	3.000%	3/15/22	4,225	4,356
[3]	US Bancorp	2.950%	7/15/22	10,725	11,131
[3]	US Bancorp	3.700%	1/30/24	11,050	12,048
	US Bancorp	3.375%	2/5/24	11,500	12,484
	US Bancorp	2.400%	7/30/24	13,750	14,629

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	US Bancorp	3.600%	9/11/24	2,490	2,741
	US Bancorp	1.450%	5/12/25	8,400	8,698
[3]	US Bancorp	3.950%	11/17/25	10,217	11,788
[3]	US Bancorp	3.100%	4/27/26	4,450	4,955
[3]	US Bancorp	2.375%	7/22/26	17,025	18,388
[3]	US Bancorp	3.150%	4/27/27	11,275	12,645
[3]	US Bancorp	3.900%	4/26/28	4,475	5,317
[3]	US Bancorp	3.000%	7/30/29	9,425	10,481
[3]	US Bancorp	1.375%	7/22/30	8,575	8,566
[3]	US Bank NA	3.450%	11/16/21	3,700	3,792
[3]	US Bank NA	1.800%	1/21/22	12,025	12,208
[3]	US Bank NA	2.650%	5/23/22	10,250	10,561
	US Bank NA	1.950%	1/9/23	10,950	11,300
[3]	US Bank NA	2.850%	1/23/23	4,625	4,854
[3]	US Bank NA	3.400%	7/24/23	7,825	8,406
[3]	US Bank NA	2.050%	1/21/25	8,000	8,439
[3]	US Bank NA	2.800%	1/27/25	23,016	24,973
	Ventas Realty LP	3.100%	1/15/23	4,120	4,321
	Ventas Realty LP	3.125%	6/15/23	7,060	7,449
	Ventas Realty LP	3.500%	4/15/24	3,075	3,361
	Ventas Realty LP	3.750%	5/1/24	2,325	2,537
	Ventas Realty LP	2.650%	1/15/25	3,610	3,864
	Ventas Realty LP	3.500%	2/1/25	8,000	8,801
	Ventas Realty LP	4.125%	1/15/26	1,825	2,094
	Ventas Realty LP	3.250%	10/15/26	9,075	9,996
	Ventas Realty LP	3.850%	4/1/27	2,075	2,327
	Ventas Realty LP	4.000%	3/1/28	12,985	14,781
	Ventas Realty LP	4.400%	1/15/29	1,865	2,183
	Ventas Realty LP	3.000%	1/15/30	3,865	4,152
	Ventas Realty LP	4.750%	11/15/30	765	934
	Ventas Realty LP	5.700%	9/30/43	1,000	1,298
	Ventas Realty LP	4.375%	2/1/45	5,740	6,355
	Ventas Realty LP	4.875%	4/15/49	1,200	1,490
	VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,802
	VEREIT Operating Partnership LP	4.625%	11/1/25	5,175	5,946
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	3,425
	VEREIT Operating Partnership LP	3.950%	8/15/27	5,350	6,044
	VEREIT Operating Partnership LP	3.400%	1/15/28	5,000	5,519
	VEREIT Operating Partnership LP	2.200%	6/15/28	3,500	3,582
	VEREIT Operating Partnership LP	3.100%	12/15/29	12,365	13,325
	VEREIT Operating Partnership LP	2.850%	12/15/32	7,000	7,310
	Visa Inc.	2.150%	9/15/22	8,000	8,250
	Visa Inc.	2.800%	12/14/22	16,775	17,549
	Visa Inc.	3.150%	12/14/25	49,932	55,972
	Visa Inc.	1.900%	4/15/27	10,800	11,474
	Visa Inc.	0.750%	8/15/27	7,500	7,469
	Visa Inc.	2.750%	9/15/27	10,550	11,731
	Visa Inc.	2.050%	4/15/30	14,105	15,050
	Visa Inc.	1.100%	2/15/31	8,200	8,037
	Visa Inc.	4.150%	12/14/35	18,630	24,162
	Visa Inc.	2.700%	4/15/40	8,900	9,680
	Visa Inc.	4.300%	12/14/45	29,960	40,895
	Visa Inc.	3.650%	9/15/47	6,950	8,683
	Visa Inc.	2.000%	8/15/50	21,369	20,169
	Vornado Realty LP	3.500%	1/15/25	3,524	3,722

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Voya Financial Inc.	3.125%	7/15/24	11,284	12,185
	Voya Financial Inc.	3.650%	6/15/26	3,050	3,476
	Voya Financial Inc.	5.700%	7/15/43	4,550	6,216
	Voya Financial Inc.	4.800%	6/15/46	1,935	2,445
[3]	Voya Financial Inc.	4.700%	1/23/48	12,000	12,480
	W R Berkley Corp.	4.625%	3/15/22	6,400	6,704
	W R Berkley Corp.	6.250%	2/15/37	150	203
	W R Berkley Corp.	4.750%	8/1/44	3,280	4,292
	W R Berkley Corp.	4.000%	5/12/50	4,000	4,887
	Wachovia Corp.	6.605%	10/1/25	1,150	1,409
	Wachovia Corp.	7.500%	4/15/35	500	735
	Wachovia Corp.	5.500%	8/1/35	5,725	7,691
	Wachovia Corp.	6.550%	10/15/35	250	330
	Washington REIT	3.950%	10/15/22	1,050	1,075
[3,7]	WEA Finance LLC	3.750%	9/17/24	500	527
	Weingarten Realty Investors	3.375%	10/15/22	8,375	8,637
	Weingarten Realty Investors	3.500%	4/15/23	2,200	2,280
	Weingarten Realty Investors	4.450%	1/15/24	600	642
	Weingarten Realty Investors	3.850%	6/1/25	900	965
[3]	Wells Fargo & Co.	3.000%	1/22/21	10	10
[3]	Wells Fargo & Co.	3.500%	3/8/22	7,815	8,106
[3]	Wells Fargo & Co.	2.625%	7/22/22	29,270	30,293
	Wells Fargo & Co.	3.069%	1/24/23	56,577	58,101
[3]	Wells Fargo & Co.	3.450%	2/13/23	23,387	24,762
	Wells Fargo & Co.	4.125%	8/15/23	26,812	29,227
	Wells Fargo & Co.	4.480%	1/16/24	6,800	7,529
[3]	Wells Fargo & Co.	3.750%	1/24/24	5,710	6,222
[3]	Wells Fargo & Co.	1.654%	6/2/24	21,750	22,262
[3]	Wells Fargo & Co.	3.550%	9/29/25	12,672	14,196
[3]	Wells Fargo & Co.	2.406%	10/30/25	56,150	59,284
[3]	Wells Fargo & Co.	2.164%	2/11/26	40,526	42,511
	Wells Fargo & Co.	3.000%	4/22/26	43,475	47,843
[3]	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,530
[3]	Wells Fargo & Co.	4.100%	6/3/26	27,600	31,574
	Wells Fargo & Co.	3.000%	10/23/26	35,748	39,622
[3]	Wells Fargo & Co.	3.196%	6/17/27	20,000	22,112
[3]	Wells Fargo & Co.	4.300%	7/22/27	2,625	3,067
[3]	Wells Fargo & Co.	3.584%	5/22/28	879	995
[3]	Wells Fargo & Co.	2.393%	6/2/28	18,480	19,645
[3]	Wells Fargo & Co.	4.150%	1/24/29	2,705	3,200
[3]	Wells Fargo & Co.	2.879%	10/30/30	9,511	10,320
[3]	Wells Fargo & Co.	2.572%	2/11/31	8,855	9,343
[3]	Wells Fargo & Co.	4.478%	4/4/31	108,605	132,715
	Wells Fargo & Co.	5.375%	2/7/35	9,100	12,386
[3]	Wells Fargo & Co.	5.950%	12/15/36	3,925	5,209
[3]	Wells Fargo & Co.	3.068%	4/30/41	65,250	70,686
	Wells Fargo & Co.	5.375%	11/2/43	31,354	43,497
	Wells Fargo & Co.	5.606%	1/15/44	17,195	24,273
[3]	Wells Fargo & Co.	4.650%	11/4/44	17,618	22,549
	Wells Fargo & Co.	3.900%	5/1/45	13,742	17,155
[3]	Wells Fargo & Co.	4.900%	11/17/45	20,371	27,099
[3]	Wells Fargo & Co.	4.400%	6/14/46	7,400	9,237
[3]	Wells Fargo & Co.	4.750%	12/7/46	17,941	23,469
[3]	Wells Fargo & Co.	5.013%	4/4/51	53,000	75,236
[3]	Wells Fargo Bank NA	3.550%	8/14/23	24,875	26,865

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	5,173
[3]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	15,854
[3]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	16,143
	Welltower Inc.	4.500%	1/15/24	5,500	6,058
	Welltower Inc.	3.625%	3/15/24	10,990	11,981
	Welltower Inc.	4.000%	6/1/25	18,665	21,092
	Welltower Inc.	4.250%	4/1/26	12,775	14,869
	Welltower Inc.	2.700%	2/15/27	9,262	10,178
	Welltower Inc.	4.250%	4/15/28	1,525	1,771
	Welltower Inc.	4.125%	3/15/29	3,145	3,645
	Welltower Inc.	2.750%	1/15/31	16,750	17,817
	Welltower Inc.	6.500%	3/15/41	1,250	1,748
	Welltower Inc.	5.125%	3/15/43	950	1,164
	Welltower Inc.	4.950%	9/1/48	3,500	4,541
	Western Union Co.	3.600%	3/15/22	4,725	4,875
	Western Union Co.	2.850%	1/10/25	5,025	5,398
	Western Union Co.	6.200%	11/17/36	5,040	6,364
	Western Union Co.	6.200%	6/21/40	1,430	1,767
	Westpac Banking Corp.	2.650%	1/25/21	8,452	8,464
	Westpac Banking Corp.	2.000%	8/19/21	8,750	8,848
	Westpac Banking Corp.	2.500%	6/28/22	32,869	33,948
	Westpac Banking Corp.	2.750%	1/11/23	9,900	10,375
	Westpac Banking Corp.	2.000%	1/13/23	9,500	9,806
	Westpac Banking Corp.	3.650%	5/15/23	7,400	7,977
	Westpac Banking Corp.	3.300%	2/26/24	2,250	2,445
	Westpac Banking Corp.	2.350%	2/19/25	6,208	6,649
	Westpac Banking Corp.	2.850%	5/13/26	25,366	28,132
	Westpac Banking Corp.	2.700%	8/19/26	6,550	7,232
	Westpac Banking Corp.	3.350%	3/8/27	11,900	13,505
	Westpac Banking Corp.	3.400%	1/25/28	150	172
	Westpac Banking Corp.	2.650%	1/16/30	9,250	10,364
[3]	Westpac Banking Corp.	2.894%	2/4/30	22,925	24,062
[3]	Westpac Banking Corp.	4.322%	11/23/31	21,460	24,464
	Westpac Banking Corp.	4.110%	7/24/34	9,021	10,225
	Westpac Banking Corp.	2.668%	11/15/35	15,000	15,435
	Westpac Banking Corp.	2.963%	11/16/40	13,000	13,847
	Weyerhaeuser Co.	8.500%	1/15/25	800	1,028
	Weyerhaeuser Co.	4.000%	11/15/29	11,200	13,168
	Weyerhaeuser Co.	4.000%	4/15/30	6,000	7,077
	Weyerhaeuser Co.	7.375%	3/15/32	8,605	12,875
	Weyerhaeuser Co.	6.875%	12/15/33	2,250	3,183
	Willis North America Inc.	3.600%	5/15/24	5,910	6,456
	Willis North America Inc.	4.500%	9/15/28	5,800	6,974
	Willis North America Inc.	2.950%	9/15/29	4,753	5,192
	Willis North America Inc.	5.050%	9/15/48	4,093	5,739
	Willis North America Inc.	3.875%	9/15/49	7,925	9,664
	WP Carey Inc.	4.600%	4/1/24	7,705	8,554
	WP Carey Inc.	4.000%	2/1/25	1,250	1,379
	WP Carey Inc.	4.250%	10/1/26	2,350	2,703
	WP Carey Inc.	3.850%	7/15/29	2,200	2,519
	XLIT Ltd.	4.450%	3/31/25	1,150	1,313
	XLIT Ltd.	5.250%	12/15/43	4,850	6,948
	XLIT Ltd.	5.500%	3/31/45	4,350	6,081
	Zions Bancorp NA	3.250%	10/29/29	3,090	3,251
					20,283,276

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Health Care (3.5%)
	Abbott Laboratories	3.400%	11/30/23	19,185	20,789
	Abbott Laboratories	2.950%	3/15/25	13,868	15,199
	Abbott Laboratories	3.875%	9/15/25	12,146	13,891
	Abbott Laboratories	3.750%	11/30/26	15,486	18,112
	Abbott Laboratories	1.150%	1/30/28	6,500	6,582
	Abbott Laboratories	1.400%	6/30/30	4,000	4,053
	Abbott Laboratories	4.750%	11/30/36	22,460	30,913
	Abbott Laboratories	6.150%	11/30/37	3,830	6,007
	Abbott Laboratories	6.000%	4/1/39	450	697
	Abbott Laboratories	5.300%	5/27/40	1,951	2,875
	Abbott Laboratories	4.750%	4/15/43	4,425	6,200
	Abbott Laboratories	4.900%	11/30/46	36,184	53,326
	AbbVie Inc.	3.450%	3/15/22	19,650	20,262
	AbbVie Inc.	3.250%	10/1/22	21,214	22,093
	AbbVie Inc.	2.900%	11/6/22	36,362	38,016
	AbbVie Inc.	3.200%	11/6/22	16,491	17,274
	AbbVie Inc.	2.300%	11/21/22	26,825	27,765
	AbbVie Inc.	2.800%	3/15/23	650	679
	AbbVie Inc.	2.850%	5/14/23	13,825	14,533
	AbbVie Inc.	3.750%	11/14/23	13,300	14,497
	AbbVie Inc.	3.850%	6/15/24	10,975	12,046
	AbbVie Inc.	2.600%	11/21/24	31,465	33,634
	AbbVie Inc.	3.800%	3/15/25	28,973	32,294
	AbbVie Inc.	3.600%	5/14/25	34,698	38,688
	AbbVie Inc.	3.200%	5/14/26	17,230	19,122
	AbbVie Inc.	2.950%	11/21/26	32,215	35,598
	AbbVie Inc.	4.250%	11/14/28	5,945	7,119
	AbbVie Inc.	3.200%	11/21/29	69,663	78,212
	AbbVie Inc.	4.550%	3/15/35	15,987	20,196
	AbbVie Inc.	4.500%	5/14/35	23,140	29,066
	AbbVie Inc.	4.300%	5/14/36	9,275	11,425
	AbbVie Inc.	4.050%	11/21/39	36,411	43,518
	AbbVie Inc.	4.625%	10/1/42	6,810	8,680
	AbbVie Inc.	4.400%	11/6/42	29,693	37,212
	AbbVie Inc.	4.850%	6/15/44	13,816	17,942
	AbbVie Inc.	4.750%	3/15/45	9,083	11,773
	AbbVie Inc.	4.700%	5/14/45	29,503	38,401
	AbbVie Inc.	4.450%	5/14/46	15,578	19,774
	AbbVie Inc.	4.875%	11/14/48	4,041	5,468
	AbbVie Inc.	4.250%	11/21/49	60,685	75,589
	Adventist Health System	2.952%	3/1/29	4,420	4,778
	Adventist Health System	3.630%	3/1/49	4,745	5,251
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,642
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	801
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	5,264
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	3,692
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,000	3,233
	Aetna Inc.	2.750%	11/15/22	10,160	10,540
	Aetna Inc.	2.800%	6/15/23	14,700	15,471
	Aetna Inc.	3.500%	11/15/24	6,500	7,141
	Aetna Inc.	6.625%	6/15/36	5,400	7,975
	Aetna Inc.	6.750%	12/15/37	5,000	7,607
	Aetna Inc.	4.500%	5/15/42	4,325	5,294
	Aetna Inc.	4.125%	11/15/42	8,525	10,094

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aetna Inc.	4.750%	3/15/44	2,520	3,233
	Aetna Inc.	3.875%	8/15/47	9,075	10,670
	Agilent Technologies Inc.	3.200%	10/1/22	6,015	6,261
	Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,277
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	7,400
	Agilent Technologies Inc.	2.750%	9/15/29	1,000	1,090
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	3,294
	AHS Hospital Corp.	5.024%	7/1/45	3,300	4,575
[3]	Allina Health System	3.887%	4/15/49	3,750	4,260
	AmerisourceBergen Corp.	3.400%	5/15/24	7,375	8,010
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	6,277
	AmerisourceBergen Corp.	3.450%	12/15/27	6,525	7,439
	AmerisourceBergen Corp.	2.800%	5/15/30	4,750	5,158
	AmerisourceBergen Corp.	4.250%	3/1/45	1,857	2,257
	AmerisourceBergen Corp.	4.300%	12/15/47	7,675	9,370
	Amgen Inc.	2.700%	5/1/22	3,850	3,956
	Amgen Inc.	2.650%	5/11/22	13,372	13,774
	Amgen Inc.	3.625%	5/15/22	11,075	11,477
	Amgen Inc.	2.250%	8/19/23	7,100	7,438
	Amgen Inc.	3.625%	5/22/24	15,688	17,219
	Amgen Inc.	1.900%	2/21/25	4,125	4,336
	Amgen Inc.	3.125%	5/1/25	3,100	3,402
	Amgen Inc.	2.600%	8/19/26	16,425	17,921
	Amgen Inc.	2.200%	2/21/27	16,307	17,402
	Amgen Inc.	3.200%	11/2/27	4,430	4,977
	Amgen Inc.	2.450%	2/21/30	10,955	11,735
	Amgen Inc.	2.300%	2/25/31	19,172	20,347
	Amgen Inc.	3.150%	2/21/40	22,544	24,530
	Amgen Inc.	4.950%	10/1/41	8,860	11,723
	Amgen Inc.	5.150%	11/15/41	3,478	4,781
	Amgen Inc.	4.400%	5/1/45	18,705	23,600
	Amgen Inc.	4.563%	6/15/48	26,167	34,362
	Amgen Inc.	3.375%	2/21/50	31,625	35,086
	Amgen Inc.	4.663%	6/15/51	30,193	40,735
[3,7]	Amgen Inc.	2.770%	9/1/53	8,543	8,623
	Anthem Inc.	3.125%	5/15/22	10,275	10,661
	Anthem Inc.	2.950%	12/1/22	6,500	6,809
	Anthem Inc.	3.300%	1/15/23	11,621	12,304
	Anthem Inc.	3.500%	8/15/24	11,182	12,271
	Anthem Inc.	3.350%	12/1/24	8,272	9,098
	Anthem Inc.	2.375%	1/15/25	6,000	6,406
	Anthem Inc.	3.650%	12/1/27	22,075	25,434
	Anthem Inc.	4.101%	3/1/28	13,000	15,370
	Anthem Inc.	2.875%	9/15/29	8,955	9,918
	Anthem Inc.	2.250%	5/15/30	19,831	20,911
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,200	1,659
	Anthem Inc.	6.375%	6/15/37	5,865	8,436
	Anthem Inc.	4.625%	5/15/42	9,815	12,766
	Anthem Inc.	4.650%	1/15/43	10,195	13,325
	Anthem Inc.	5.100%	1/15/44	5,855	8,084
	Anthem Inc.	4.650%	8/15/44	9,592	12,604
	Anthem Inc.	4.375%	12/1/47	14,777	19,036
	Anthem Inc.	4.550%	3/1/48	5,240	6,926
	Anthem Inc.	3.125%	5/15/50	7,675	8,400

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anthem Inc.	4.850%	8/15/54	2,720	3,438
[3]	Ascension Health	2.532%	11/15/29	5,426	5,911
[3]	Ascension Health	3.106%	11/15/39	4,450	4,931
	Ascension Health	3.945%	11/15/46	8,010	10,310
[3]	Ascension Health	4.847%	11/15/53	6,500	9,671
	AstraZeneca plc	2.375%	6/12/22	7,875	8,091
	AstraZeneca plc	3.500%	8/17/23	12,260	13,210
	AstraZeneca plc	3.375%	11/16/25	21,737	24,432
	AstraZeneca plc	0.700%	4/8/26	11,125	11,056
	AstraZeneca plc	4.000%	1/17/29	5,400	6,433
	AstraZeneca plc	1.375%	8/6/30	12,838	12,672
	AstraZeneca plc	6.450%	9/15/37	24,447	37,446
	AstraZeneca plc	4.000%	9/18/42	11,275	13,909
	AstraZeneca plc	4.375%	11/16/45	10,900	14,340
	AstraZeneca plc	4.375%	8/17/48	7,800	10,452
	AstraZeneca plc	2.125%	8/6/50	5,700	5,340
	Banner Health	2.338%	1/1/30	5,000	5,216
	Banner Health	1.897%	1/1/31	1,000	1,011
[3]	Banner Health	3.181%	1/1/50	2,900	3,095
	Banner Health	2.913%	1/1/51	3,150	3,335
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	4,625	5,141
	Baxalta Inc.	3.600%	6/23/22	3,605	3,743
	Baxalta Inc.	4.000%	6/23/25	8,678	9,783
	Baxalta Inc.	5.250%	6/23/45	4,188	5,807
	Baxter International Inc.	1.700%	8/15/21	3,675	3,703
	Baxter International Inc.	2.600%	8/15/26	2,025	2,209
[3,7]	Baxter International Inc.	3.950%	4/1/30	5,930	7,062
[3,7]	Baxter International Inc.	1.730%	4/1/31	7,800	7,838
	Baxter International Inc.	3.500%	8/15/46	5,725	6,499
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,890
	Baylor Scott & White Holdings	4.185%	11/15/45	4,230	5,176
	Becton Dickinson & Co.	2.894%	6/6/22	17,609	18,182
	Becton Dickinson & Co.	3.300%	3/1/23	3,000	3,146
	Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,326
	Becton Dickinson & Co.	3.363%	6/6/24	16,062	17,407
	Becton Dickinson & Co.	3.734%	12/15/24	13,479	14,927
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	23,882
	Becton Dickinson & Co.	2.823%	5/20/30	3,840	4,219
	Becton Dickinson & Co.	4.875%	5/15/44	940	1,172
	Becton Dickinson & Co.	4.685%	12/15/44	9,915	12,762
	Becton Dickinson & Co.	4.669%	6/6/47	13,895	18,177
	Biogen Inc.	3.625%	9/15/22	11,316	11,937
	Biogen Inc.	4.050%	9/15/25	24,320	27,840
	Biogen Inc.	2.250%	5/1/30	14,575	15,153
	Biogen Inc.	5.200%	9/15/45	16,380	22,006
	Biogen Inc.	3.150%	5/1/50	13,759	14,145
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,894
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	2,725	2,793
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	3,460
	Boston Scientific Corp.	3.375%	5/15/22	1,487	1,548
	Boston Scientific Corp.	3.450%	3/1/24	8,370	9,060
	Boston Scientific Corp.	3.850%	5/15/25	6,998	7,881
	Boston Scientific Corp.	1.900%	6/1/25	5,700	5,964
	Boston Scientific Corp.	3.750%	3/1/26	10,157	11,526
	Boston Scientific Corp.	4.000%	3/1/29	15,115	17,743

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Scientific Corp.	2.650%	6/1/30	9,425	10,086
	Boston Scientific Corp.	7.000%	11/15/35	5,295	7,755
	Boston Scientific Corp.	4.550%	3/1/39	8,175	10,411
	Boston Scientific Corp.	7.375%	1/15/40	1,150	1,815
	Boston Scientific Corp.	4.700%	3/1/49	15,545	21,154
	Bristol-Myers Squibb Co.	2.600%	5/16/22	6,325	6,506
	Bristol-Myers Squibb Co.	2.000%	8/1/22	7,950	8,158
	Bristol-Myers Squibb Co.	3.250%	8/15/22	5,000	5,249
	Bristol-Myers Squibb Co.	3.550%	8/15/22	14,987	15,753
	Bristol-Myers Squibb Co.	2.750%	2/15/23	9,365	9,808
	Bristol-Myers Squibb Co.	7.150%	6/15/23	100	116
	Bristol-Myers Squibb Co.	4.000%	8/15/23	3,550	3,885
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,601
	Bristol-Myers Squibb Co.	0.537%	11/13/23	12,614	12,621
	Bristol-Myers Squibb Co.	3.625%	5/15/24	17,415	19,075
	Bristol-Myers Squibb Co.	2.900%	7/26/24	41,635	45,004
	Bristol-Myers Squibb Co.	3.875%	8/15/25	33,749	38,480
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	8,511
	Bristol-Myers Squibb Co.	3.200%	6/15/26	32,750	36,845
	Bristol-Myers Squibb Co.	1.125%	11/13/27	9,125	9,141
	Bristol-Myers Squibb Co.	3.450%	11/15/27	15,341	17,607
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	25,466
	Bristol-Myers Squibb Co.	3.400%	7/26/29	38,272	44,144
	Bristol-Myers Squibb Co.	1.450%	11/13/30	12,000	11,918
	Bristol-Myers Squibb Co.	4.125%	6/15/39	13,175	16,674
	Bristol-Myers Squibb Co.	5.700%	10/15/40	2,792	4,044
	Bristol-Myers Squibb Co.	2.350%	11/13/40	7,000	7,136
	Bristol-Myers Squibb Co.	3.250%	8/1/42	5,865	6,724
	Bristol-Myers Squibb Co.	5.250%	8/15/43	6,055	8,545
	Bristol-Myers Squibb Co.	5.000%	8/15/45	17,070	24,621
	Bristol-Myers Squibb Co.	4.350%	11/15/47	13,950	18,825
	Bristol-Myers Squibb Co.	4.550%	2/20/48	17,598	24,242
	Bristol-Myers Squibb Co.	4.250%	10/26/49	45,446	60,886
	Bristol-Myers Squibb Co.	2.550%	11/13/50	13,500	13,849
	Cardinal Health Inc.	2.616%	6/15/22	8,550	8,795
	Cardinal Health Inc.	3.200%	6/15/22	4,012	4,156
	Cardinal Health Inc.	3.200%	3/15/23	4,450	4,711
	Cardinal Health Inc.	3.079%	6/15/24	312	335
	Cardinal Health Inc.	3.750%	9/15/25	1,975	2,229
	Cardinal Health Inc.	3.410%	6/15/27	4,520	5,102
	Cardinal Health Inc.	4.600%	3/15/43	4,150	4,914
	Cardinal Health Inc.	4.500%	11/15/44	3,275	3,799
	Cardinal Health Inc.	4.900%	9/15/45	3,580	4,410
	Cardinal Health Inc.	4.368%	6/15/47	4,950	5,813
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	6,182
	Children's Health System of Texas	2.511%	8/15/50	4,150	4,023
[3]	Children's Hospital	2.928%	7/15/50	4,575	4,565
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,575	2,018
[3]	Children's Hospital Corp.	2.585%	2/1/50	2,000	2,002
	Children's Hospital Medical Center	4.268%	5/15/44	1,050	1,318
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	4,125	4,283
[3]	CHRISTUS Health	4.341%	7/1/28	5,100	6,018
[3]	Cigna Corp.	3.900%	2/15/22	13,466	13,955
[3]	Cigna Corp.	3.050%	11/30/22	5,500	5,736

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cigna Corp.	3.000%	7/15/23	14,000	14,773
	Cigna Corp.	3.750%	7/15/23	8,455	9,120
[3]	Cigna Corp.	3.500%	6/15/24	6,330	6,898
[3]	Cigna Corp.	3.250%	4/15/25	21,352	23,366
	Cigna Corp.	4.125%	11/15/25	7,510	8,632
[3]	Cigna Corp.	4.500%	2/25/26	19,300	22,368
[3]	Cigna Corp.	3.400%	3/1/27	17,690	19,860
[3]	Cigna Corp.	7.875%	5/15/27	362	492
[3]	Cigna Corp.	3.050%	10/15/27	5,080	5,651
	Cigna Corp.	4.375%	10/15/28	31,571	38,028
	Cigna Corp.	2.400%	3/15/30	25,090	26,625
	Cigna Corp.	4.800%	8/15/38	24,555	31,581
	Cigna Corp.	3.200%	3/15/40	10,600	11,541
[3]	Cigna Corp.	6.125%	11/15/41	4,034	5,823
[3]	Cigna Corp.	5.375%	2/15/42	550	730
[3]	Cigna Corp.	4.800%	7/15/46	13,715	17,963
[3]	Cigna Corp.	3.875%	10/15/47	8,154	9,554
	Cigna Corp.	4.900%	12/15/48	22,015	30,079
	Cigna Corp.	3.400%	3/15/50	24,205	27,053
[3]	City of Hope	5.623%	11/15/43	2,000	2,862
[3]	City of Hope	4.378%	8/15/48	7,375	8,913
	CommonSpirit Health	2.950%	11/1/22	3,225	3,374
	CommonSpirit Health	2.760%	10/1/24	5,000	5,369
	CommonSpirit Health	1.547%	10/1/25	3,285	3,371
	CommonSpirit Health	3.347%	10/1/29	7,925	8,709
	CommonSpirit Health	2.782%	10/1/30	3,375	3,569
[3]	CommonSpirit Health	4.350%	11/1/42	8,635	10,074
	CommonSpirit Health	3.817%	10/1/49	6,270	7,091
	CommonSpirit Health	4.187%	10/1/49	10,300	11,959
	CommonSpirit Health	3.910%	10/1/50	4,615	5,114
[3]	Community Health Network Inc.	3.099%	5/1/50	8,000	8,052
[3]	Cottage Health Obligated Group	3.304%	11/1/49	5,185	5,781
	CVS Health Corp.	3.500%	7/20/22	12,345	12,884
	CVS Health Corp.	2.750%	12/1/22	10,490	10,896
	CVS Health Corp.	4.750%	12/1/22	9,000	9,624
	CVS Health Corp.	3.700%	3/9/23	33,063	35,334
	CVS Health Corp.	3.375%	8/12/24	16,365	17,840
	CVS Health Corp.	3.875%	7/20/25	39,564	44,753
	CVS Health Corp.	2.875%	6/1/26	18,860	20,715
	CVS Health Corp.	3.000%	8/15/26	7,000	7,723
	CVS Health Corp.	3.625%	4/1/27	6,000	6,841
	CVS Health Corp.	1.300%	8/21/27	27,189	27,384
	CVS Health Corp.	4.300%	3/25/28	76,745	91,283
	CVS Health Corp.	3.250%	8/15/29	34,630	39,002
	CVS Health Corp.	3.750%	4/1/30	20,847	24,257
	CVS Health Corp.	1.750%	8/21/30	14,425	14,432
	CVS Health Corp.	1.875%	2/28/31	10,000	10,097
	CVS Health Corp.	4.875%	7/20/35	6,475	8,402
	CVS Health Corp.	4.780%	3/25/38	40,050	50,611
	CVS Health Corp.	6.125%	9/15/39	3,950	5,675
	CVS Health Corp.	4.125%	4/1/40	11,475	13,648
	CVS Health Corp.	2.700%	8/21/40	11,350	11,487
	CVS Health Corp.	5.300%	12/5/43	11,043	14,930
	CVS Health Corp.	5.125%	7/20/45	30,960	41,497
	CVS Health Corp.	5.050%	3/25/48	71,605	96,721

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	4.250%	4/1/50	16,450	20,495
	Danaher Corp.	3.350%	9/15/25	4,300	4,799
	Danaher Corp.	4.375%	9/15/45	4,975	6,532
	Danaher Corp.	2.600%	10/1/50	11,850	12,244
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,653
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	7,232
	DH Europe Finance II Sarl	2.050%	11/15/22	11,115	11,461
	DH Europe Finance II Sarl	2.200%	11/15/24	9,727	10,238
	DH Europe Finance II Sarl	2.600%	11/15/29	7,000	7,623
	DH Europe Finance II Sarl	3.250%	11/15/39	9,480	10,789
	DH Europe Finance II Sarl	3.400%	11/15/49	1,000	1,183
	Dignity Health	3.125%	11/1/22	950	986
	Dignity Health	3.812%	11/1/24	5,150	5,600
	Dignity Health	4.500%	11/1/42	6,000	6,730
	Dignity Health	5.267%	11/1/64	1,075	1,449
[3]	Duke University Health System Inc.	3.920%	6/1/47	4,300	5,345
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	5,628
	Eli Lilly & Co.	2.350%	5/15/22	6,533	6,720
	Eli Lilly & Co.	2.750%	6/1/25	3,158	3,446
	Eli Lilly & Co.	3.375%	3/15/29	11,775	13,658
	Eli Lilly & Co.	3.950%	3/15/49	29,628	38,620
	Eli Lilly & Co.	2.250%	5/15/50	16,137	15,843
	Eli Lilly & Co.	4.150%	3/15/59	5,525	7,547
	Eli Lilly & Co.	2.500%	9/15/60	9,700	9,832
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	2,365
	Gilead Sciences Inc.	4.400%	12/1/21	14,264	14,656
	Gilead Sciences Inc.	3.250%	9/1/22	8,635	9,013
	Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,709
	Gilead Sciences Inc.	0.750%	9/29/23	8,000	8,020
	Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,790
	Gilead Sciences Inc.	3.500%	2/1/25	3,809	4,208
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	27,270
	Gilead Sciences Inc.	2.950%	3/1/27	15,100	16,664
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	4,531
	Gilead Sciences Inc.	1.650%	10/1/30	6,000	6,008
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	12,110
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	7,749
	Gilead Sciences Inc.	2.600%	10/1/40	4,000	4,027
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	12,702
	Gilead Sciences Inc.	4.800%	4/1/44	18,011	23,724
	Gilead Sciences Inc.	4.500%	2/1/45	15,825	20,131
	Gilead Sciences Inc.	4.750%	3/1/46	30,034	39,774
	Gilead Sciences Inc.	4.150%	3/1/47	16,979	20,847
	Gilead Sciences Inc.	2.800%	10/1/50	12,975	12,913
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,228
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,775
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	24,655
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	28,702
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,861
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,939	39,362
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,925	2,476
	GlaxoSmithKline Capital plc	2.850%	5/8/22	10,800	11,165
	GlaxoSmithKline Capital plc	2.875%	6/1/22	18,275	18,914
	GlaxoSmithKline Capital plc	0.534%	10/1/23	6,750	6,775

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,500	5,940
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	4,928
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	5,070
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	4,900	5,021
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,815
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	3,205	3,369
	HCA Inc.	4.750%	5/1/23	11,816	12,865
	HCA Inc.	5.000%	3/15/24	18,690	20,980
	HCA Inc.	5.250%	4/15/25	18,743	21,859
	HCA Inc.	5.250%	6/15/26	19,522	23,036
	HCA Inc.	4.500%	2/15/27	3,975	4,621
	HCA Inc.	4.125%	6/15/29	21,024	24,388
	HCA Inc.	5.125%	6/15/39	11,085	14,064
	HCA Inc.	5.500%	6/15/47	25,650	33,858
	HCA Inc.	5.250%	6/15/49	6,500	8,515
	Humana Inc.	3.150%	12/1/22	4,825	5,042
	Humana Inc.	3.850%	10/1/24	21,575	23,865
	Humana Inc.	4.500%	4/1/25	1,605	1,844
	Humana Inc.	3.950%	3/15/27	12,950	14,907
	Humana Inc.	3.125%	8/15/29	4,600	5,080
	Humana Inc.	4.875%	4/1/30	6,150	7,689
	Humana Inc.	4.625%	12/1/42	4,730	5,997
	Humana Inc.	4.950%	10/1/44	9,205	12,423
	Humana Inc.	4.800%	3/15/47	120	161
	Humana Inc.	3.950%	8/15/49	981	1,193
	IHC Health Services Inc.	4.131%	5/15/48	3,500	4,540
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,450	6,889
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	7,063
[3]	Iowa Health System	3.665%	2/15/50	5,000	5,705
	Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	4,894
	Johnson & Johnson	2.450%	12/5/21	5,000	5,102
	Johnson & Johnson	2.250%	3/3/22	12,950	13,225
	Johnson & Johnson	2.050%	3/1/23	5,969	6,177
	Johnson & Johnson	6.730%	11/15/23	1,203	1,420
	Johnson & Johnson	3.375%	12/5/23	6,875	7,502
	Johnson & Johnson	2.625%	1/15/25	12,418	13,443
	Johnson & Johnson	0.550%	9/1/25	10,200	10,251
	Johnson & Johnson	2.450%	3/1/26	37,425	40,703
	Johnson & Johnson	2.950%	3/3/27	8,550	9,566
	Johnson & Johnson	0.950%	9/1/27	6,000	6,023
	Johnson & Johnson	2.900%	1/15/28	6,580	7,416
	Johnson & Johnson	6.950%	9/1/29	2,650	3,854
	Johnson & Johnson	1.300%	9/1/30	18,547	18,588
	Johnson & Johnson	4.950%	5/15/33	6,100	8,410
	Johnson & Johnson	4.375%	12/5/33	13,079	17,268
	Johnson & Johnson	3.550%	3/1/36	8,500	10,395
	Johnson & Johnson	3.625%	3/3/37	18,356	22,491
	Johnson & Johnson	5.950%	8/15/37	5,039	7,820
	Johnson & Johnson	3.400%	1/15/38	8,000	9,554
	Johnson & Johnson	5.850%	7/15/38	3,797	5,869
	Johnson & Johnson	2.100%	9/1/40	12,017	12,091
	Johnson & Johnson	4.500%	9/1/40	5,000	6,853
	Johnson & Johnson	4.850%	5/15/41	825	1,155
	Johnson & Johnson	4.500%	12/5/43	7,620	10,584

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	3.700%	3/1/46	23,372	29,799
	Johnson & Johnson	3.750%	3/3/47	7,150	9,194
	Johnson & Johnson	3.500%	1/15/48	4,775	5,936
	Johnson & Johnson	2.250%	9/1/50	10,400	10,463
	Johnson & Johnson	2.450%	9/1/60	10,950	11,328
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,900
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,523
	Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	7,246
	Kaiser Foundation Hospitals	4.150%	5/1/47	12,400	16,063
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	9,150	10,430
	Koninklijke Philips NV	6.875%	3/11/38	4,600	7,179
	Koninklijke Philips NV	5.000%	3/15/42	7,775	10,435
	Laboratory Corp. of America Holdings	3.200%	2/1/22	6,075	6,257
	Laboratory Corp. of America Holdings	3.750%	8/23/22	550	575
	Laboratory Corp. of America Holdings	4.000%	11/1/23	550	599
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,500	8,156
	Laboratory Corp. of America Holdings	2.300%	12/1/24	4,000	4,235
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,186	16,780
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,225	5,964
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,775	6,362
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	11,463
[3]	Mayo Clinic	3.774%	11/15/43	5,125	6,165
[3]	Mayo Clinic	4.000%	11/15/47	1,875	2,372
[3]	Mayo Clinic	4.128%	11/15/52	1,150	1,508
	McKesson Corp.	2.700%	12/15/22	11,300	11,737
	McKesson Corp.	2.850%	3/15/23	1,500	1,567
	McKesson Corp.	3.796%	3/15/24	364	399
	McKesson Corp.	0.900%	12/3/25	14,700	14,737
	McKesson Corp.	3.950%	2/16/28	5,350	6,239
	McKesson Corp.	4.750%	5/30/29	7,275	8,948
	McKesson Corp.	6.000%	3/1/41	375	521
	McKesson Corp.	4.883%	3/15/44	1,679	2,107
[3]	McLaren Health Care Corp.	4.386%	5/15/48	3,583	4,635
[3]	MedStar Health Inc.	3.626%	8/15/49	4,000	4,657
	Medtronic Inc.	3.500%	3/15/25	9,651	10,810
	Medtronic Inc.	4.375%	3/15/35	27,819	37,399
	Medtronic Inc.	4.625%	3/15/45	14,242	20,158
	Memorial Health Services	3.447%	11/1/49	5,000	5,354
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	945
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	2,119
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,605	16,347
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	2,258
	Merck & Co. Inc.	2.350%	2/10/22	11,034	11,282
	Merck & Co. Inc.	2.400%	9/15/22	10,820	11,159
	Merck & Co. Inc.	2.800%	5/18/23	15,925	16,879
	Merck & Co. Inc.	2.900%	3/7/24	4,750	5,118
	Merck & Co. Inc.	2.750%	2/10/25	23,921	25,982
	Merck & Co. Inc.	0.750%	2/24/26	9,000	9,076
	Merck & Co. Inc.	3.400%	3/7/29	15,470	17,983
	Merck & Co. Inc.	1.450%	6/24/30	9,555	9,634
	Merck & Co. Inc.	6.500%	12/1/33	5,650	8,775
	Merck & Co. Inc.	3.900%	3/7/39	7,610	9,612
	Merck & Co. Inc.	2.350%	6/24/40	13,438	13,858
	Merck & Co. Inc.	3.600%	9/15/42	8,670	10,670
	Merck & Co. Inc.	4.150%	5/18/43	14,489	18,905

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	3.700%	2/10/45	27,584	34,294
	Merck & Co. Inc.	4.000%	3/7/49	6,248	8,237
	Merck & Co. Inc.	2.450%	6/24/50	10,925	11,255
[3]	Mercy Health	4.302%	7/1/28	1,750	2,016
[3]	Methodist Hospital	2.705%	12/1/50	4,600	4,704
[3]	MidMichigan Health	3.409%	6/1/50	2,875	3,195
[3]	Montefiore Obligated Group	5.246%	11/1/48	6,800	8,241
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,150	2,424
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,000	5,642
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	6,200	6,751
	MultiCare Health System	2.803%	8/15/50	2,250	2,324
[3,7]	Mylan Inc.	3.125%	1/15/23	325	341
	Mylan Inc.	4.200%	11/29/23	8,205	8,974
	Mylan Inc.	4.550%	4/15/28	3,538	4,219
	Mylan Inc.	5.400%	11/29/43	3,970	5,230
	Mylan Inc.	5.200%	4/15/48	4,775	6,261
	New York & Presbyterian Hospital	2.256%	8/1/40	1,225	1,194
	New York & Presbyterian Hospital	4.024%	8/1/45	4,390	5,512
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	5,962
	New York & Presbyterian Hospital	2.606%	8/1/60	1,925	1,860
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	5,685	6,585
	Northwell Healthcare Inc.	3.979%	11/1/46	7,270	8,310
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	9,982
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	4,798
	Novartis Capital Corp.	2.400%	5/17/22	24,250	24,915
	Novartis Capital Corp.	2.400%	9/21/22	5,794	6,011
	Novartis Capital Corp.	3.400%	5/6/24	15,653	17,178
	Novartis Capital Corp.	1.750%	2/14/25	4,685	4,913
	Novartis Capital Corp.	3.000%	11/20/25	15,077	16,674
	Novartis Capital Corp.	2.000%	2/14/27	5,000	5,328
	Novartis Capital Corp.	3.100%	5/17/27	10,875	12,217
	Novartis Capital Corp.	2.200%	8/14/30	18,485	19,840
	Novartis Capital Corp.	3.700%	9/21/42	5,175	6,387
	Novartis Capital Corp.	4.400%	5/6/44	15,218	20,918
	Novartis Capital Corp.	4.000%	11/20/45	14,011	18,300
	Novartis Capital Corp.	2.750%	8/14/50	10,815	11,828
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	3,084
[3]	NYU Langone Hospitals	5.750%	7/1/43	3,100	4,289
	NYU Langone Hospitals	4.784%	7/1/44	3,425	4,338
[3]	NYU Langone Hospitals	4.368%	7/1/47	4,775	5,791
[3]	NYU Langone Hospitals	3.380%	7/1/55	7,245	7,539
	Ochsner Clinic Foundation	5.897%	5/15/45	275	378
[3]	OhioHealth Corp.	3.042%	11/15/50	3,025	3,304
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,664
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	3,042
[3]	Partners Healthcare System Inc.	3.765%	7/1/48	1,000	1,187
[3]	Partners Healthcare System Inc.	3.192%	7/1/49	3,275	3,595
[3]	Partners Healthcare System Inc.	4.117%	7/1/55	2,500	3,202
[3]	Partners Healthcare System Inc.	3.342%	7/1/60	10,400	11,833
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,867
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,389
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	5,400	5,836
	PerkinElmer Inc.	3.300%	9/15/29	7,350	8,266
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	8,344

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,980	7,886
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	3,750	4,017
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,011	3,346
	Pfizer Inc.	2.200%	12/15/21	4,200	4,279
	Pfizer Inc.	2.800%	3/11/22	5,085	5,237
	Pfizer Inc.	3.000%	6/15/23	5,760	6,135
	Pfizer Inc.	3.200%	9/15/23	6,225	6,699
	Pfizer Inc.	2.950%	3/15/24	8,000	8,620
	Pfizer Inc.	3.400%	5/15/24	650	714
	Pfizer Inc.	0.800%	5/28/25	4,500	4,561
	Pfizer Inc.	2.750%	6/3/26	14,342	15,826
	Pfizer Inc.	3.000%	12/15/26	17,825	20,098
	Pfizer Inc.	3.600%	9/15/28	8,025	9,460
	Pfizer Inc.	3.450%	3/15/29	16,800	19,584
	Pfizer Inc.	2.625%	4/1/30	14,105	15,613
	Pfizer Inc.	1.700%	5/28/30	15,925	16,439
	Pfizer Inc.	4.000%	12/15/36	10,550	13,358
	Pfizer Inc.	4.100%	9/15/38	7,275	9,268
	Pfizer Inc.	3.900%	3/15/39	6,505	8,116
	Pfizer Inc.	7.200%	3/15/39	19,540	33,523
	Pfizer Inc.	2.550%	5/28/40	8,500	9,012
	Pfizer Inc.	5.600%	9/15/40	1,700	2,501
	Pfizer Inc.	4.300%	6/15/43	5,010	6,597
	Pfizer Inc.	4.400%	5/15/44	13,075	17,522
	Pfizer Inc.	4.125%	12/15/46	11,900	15,638
	Pfizer Inc.	4.200%	9/15/48	9,625	12,852
	Pfizer Inc.	4.000%	3/15/49	5,087	6,658
	Pfizer Inc.	2.700%	5/28/50	18,775	20,052
	Pharmacia LLC	6.600%	12/1/28	5,248	7,268
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,250	1,361
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,900	7,398
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	3,668
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,100	4,913
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,638
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,389
	Quest Diagnostics Inc.	3.450%	6/1/26	10,900	12,285
	Quest Diagnostics Inc.	4.200%	6/30/29	2,740	3,253
	Quest Diagnostics Inc.	2.950%	6/30/30	8,245	9,063
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	4,988
	Quest Diagnostics Inc.	5.750%	1/30/40	876	1,135
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	2,577
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	11,750	11,542
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	8,755	8,441
[3,7]	Royalty Pharma plc	0.750%	9/2/23	12,887	12,943
[3,7]	Royalty Pharma plc	1.200%	9/2/25	8,925	9,044
[3,7]	Royalty Pharma plc	1.750%	9/2/27	12,850	13,145
[3,7]	Royalty Pharma plc	2.200%	9/2/30	10,000	10,204
[3,7]	Royalty Pharma plc	3.300%	9/2/40	13,000	13,630
[3,7]	Royalty Pharma plc	3.550%	9/2/50	7,812	8,313
[3]	Rush Obligated Group	3.922%	11/15/29	2,875	3,405
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	4,224
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,400	1,577

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sanofi	3.375%	6/19/23	15,000	16,087
	Sanofi	3.625%	6/19/28	10,775	12,565
[3]	Sharp HealthCare	2.680%	8/1/50	3,000	3,026
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	44,882	47,585
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	28,636	31,992
	Smith & Nephew plc	2.032%	10/14/30	9,035	9,166
[3]	Spectrum Health System Obligated Group	3.487%	7/15/49	2,855	3,270
[3]	SSM Health Care Corp.	3.688%	6/1/23	7,600	8,123
[3]	SSM Health Care Corp.	3.823%	6/1/27	3,600	4,070
[3]	Stanford Health Care	3.795%	11/15/48	5,075	6,323
	Stryker Corp.	0.600%	12/1/23	1,750	1,751
	Stryker Corp.	3.375%	5/15/24	5,425	5,899
	Stryker Corp.	1.150%	6/15/25	3,400	3,468
	Stryker Corp.	3.375%	11/1/25	6,265	7,009
	Stryker Corp.	3.500%	3/15/26	8,747	9,917
	Stryker Corp.	3.650%	3/7/28	5,300	6,129
	Stryker Corp.	1.950%	6/15/30	8,350	8,577
	Stryker Corp.	4.100%	4/1/43	3,725	4,515
	Stryker Corp.	4.375%	5/15/44	6,830	8,459
	Stryker Corp.	4.625%	3/15/46	2,490	3,317
	Stryker Corp.	2.900%	6/15/50	10,500	11,083
[3]	Sutter Health	1.321%	8/15/25	2,635	2,671
[3]	Sutter Health	3.695%	8/15/28	3,025	3,414
[3]	Sutter Health	2.294%	8/15/30	6,325	6,586
[3]	Sutter Health	3.161%	8/15/40	3,625	3,838
[3]	Sutter Health	4.091%	8/15/48	4,400	5,343
[3]	Sutter Health	3.361%	8/15/50	5,500	5,989
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	20,050	22,217
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,050	18,682
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	25,257	25,784
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	14,000	14,681
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	17,925	19,120
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,829	15,336
	Texas Health Resources	2.328%	11/15/50	3,354	3,168
[3]	Texas Health Resources	4.330%	11/15/55	925	1,244
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	10,000	10,548
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,600	1,769
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,573	12,028
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,879
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,995	11,129
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	8,540
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	8,906	9,743
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	10,095	12,518
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	6,380
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,600	6,142
[3]	Toledo Hospital	5.325%	11/15/28	2,935	3,401
	Toledo Hospital	5.750%	11/15/38	3,350	3,989
	Toledo Hospital	6.015%	11/15/48	3,450	4,297
	Trinity Health Corp.	4.125%	12/1/45	5,070	6,201
	UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,510
	UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,383
	UnitedHealth Group Inc.	3.350%	7/15/22	8,575	8,982
	UnitedHealth Group Inc.	2.375%	10/15/22	4,000	4,150
	UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,174
	UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,455

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,300
	UnitedHealth Group Inc.	2.375%	8/15/24	4,730	5,043
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	46,803
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	12,760
	UnitedHealth Group Inc.	1.250%	1/15/26	8,696	8,924
	UnitedHealth Group Inc.	3.100%	3/15/26	15,275	17,107
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	14,866
	UnitedHealth Group Inc.	3.850%	6/15/28	7,000	8,301
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,976
	UnitedHealth Group Inc.	2.875%	8/15/29	7,848	8,886
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	23,436
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	5,971
	UnitedHealth Group Inc.	6.500%	6/15/37	1,085	1,725
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	8,106
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	22,660
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	20,650
	UnitedHealth Group Inc.	2.750%	5/15/40	15,110	16,289
	UnitedHealth Group Inc.	5.950%	2/15/41	2,700	4,127
	UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,316
	UnitedHealth Group Inc.	3.950%	10/15/42	4,900	6,180
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	13,858
	UnitedHealth Group Inc.	4.750%	7/15/45	22,738	31,880
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	32,863
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	15,712
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	4,769
	UnitedHealth Group Inc.	4.250%	6/15/48	13,053	17,392
	UnitedHealth Group Inc.	4.450%	12/15/48	9,075	12,490
	UnitedHealth Group Inc.	3.700%	8/15/49	3,000	3,739
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	10,513
	UnitedHealth Group Inc.	3.875%	8/15/59	11,931	15,394
	UnitedHealth Group Inc.	3.125%	5/15/60	8,450	9,753
[3,7]	Universal Health Services Inc.	2.650%	10/15/30	8,000	8,280
[3]	UPMC	3.600%	4/3/25	5,000	5,554
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	21,872
	Utah Acquisition Sub Inc.	5.250%	6/15/46	15,450	20,240
[3,7]	Viatris Inc.	1.125%	6/22/22	8,600	8,688
[3,7]	Viatris Inc.	1.650%	6/22/25	6,500	6,723
[3,7]	Viatris Inc.	2.300%	6/22/27	14,000	14,849
[3,7]	Viatris Inc.	2.700%	6/22/30	15,500	16,344
[3,7]	Viatris Inc.	3.850%	6/22/40	16,250	18,280
[3,7]	Viatris Inc.	4.000%	6/22/50	18,083	20,682
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	4,111
[3]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	3,886
	Wyeth LLC	7.250%	3/1/23	2,000	2,288
	Wyeth LLC	6.450%	2/1/24	10,991	12,956
	Wyeth LLC	6.500%	2/1/34	5,425	8,428
	Wyeth LLC	6.000%	2/15/36	1,680	2,502
	Wyeth LLC	5.950%	4/1/37	17,010	25,584
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	3,956
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	6,006
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,641
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,425	2,585
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,070	17,759
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	2,927

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,710	7,829
	Zoetis Inc.	3.250%	2/1/23	16,023	16,862
	Zoetis Inc.	4.500%	11/13/25	8,925	10,420
	Zoetis Inc.	3.000%	9/12/27	8,040	8,981
	Zoetis Inc.	3.900%	8/20/28	4,950	5,827
	Zoetis Inc.	2.000%	5/15/30	14,870	15,372
	Zoetis Inc.	4.700%	2/1/43	10,790	14,736
	Zoetis Inc.	3.950%	9/12/47	4,375	5,447
	Zoetis Inc.	4.450%	8/20/48	3,700	4,954
	Zoetis Inc.	3.000%	5/15/50	2,775	3,046
					7,647,216
Industrials (2.3%)
[3]	3M Co.	2.750%	3/1/22	7,518	7,720
[3]	3M Co.	2.000%	6/26/22	1,982	2,033
	3M Co.	1.750%	2/14/23	5,300	5,458
[3]	3M Co.	2.250%	3/15/23	2,050	2,134
[3]	3M Co.	3.250%	2/14/24	3,075	3,331
	3M Co.	2.000%	2/14/25	6,425	6,809
	3M Co.	2.650%	4/15/25	11,674	12,674
	3M Co.	2.875%	10/15/27	5,150	5,728
[3]	3M Co.	3.625%	9/14/28	9,136	10,647
[3]	3M Co.	3.375%	3/1/29	8,725	10,085
	3M Co.	2.375%	8/26/29	8,375	9,050
	3M Co.	3.050%	4/15/30	6,855	7,771
[3]	3M Co.	3.875%	6/15/44	1,000	1,198
[3]	3M Co.	3.125%	9/19/46	11,425	12,631
[3]	3M Co.	3.625%	10/15/47	8,625	10,297
[3]	3M Co.	4.000%	9/14/48	7,550	9,697
	3M Co.	3.250%	8/26/49	4,809	5,467
	3M Co.	3.700%	4/15/50	11,465	14,027
	ABB Finance USA Inc.	2.875%	5/8/22	8,285	8,565
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,926
	Allegion plc	3.500%	10/1/29	3,455	3,810
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	2,192
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,393
	Amphenol Corp.	2.050%	3/1/25	6,244	6,595
	Amphenol Corp.	4.350%	6/1/29	4,000	4,890
	Amphenol Corp.	2.800%	2/15/30	2,405	2,637
	Boeing Co.	2.125%	3/1/22	5,075	5,143
	Boeing Co.	2.700%	5/1/22	4,425	4,533
	Boeing Co.	2.800%	3/1/23	7,820	8,110
	Boeing Co.	4.508%	5/1/23	26,095	28,169
	Boeing Co.	1.875%	6/15/23	6,100	6,214
	Boeing Co.	1.950%	2/1/24	8,500	8,756
	Boeing Co.	2.800%	3/1/24	2,000	2,103
	Boeing Co.	2.850%	10/30/24	4,740	4,993
	Boeing Co.	2.500%	3/1/25	1,672	1,735
	Boeing Co.	4.875%	5/1/25	30,005	34,165
	Boeing Co.	7.250%	6/15/25	325	394
	Boeing Co.	2.750%	2/1/26	6,000	6,321
	Boeing Co.	3.100%	5/1/26	4,875	5,218
	Boeing Co.	2.250%	6/15/26	4,025	4,126
	Boeing Co.	2.700%	2/1/27	7,615	7,917
	Boeing Co.	2.800%	3/1/27	6,800	7,026
	Boeing Co.	5.040%	5/1/27	21,760	25,466

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.250%	2/1/28	7,250	7,770
Boeing Co.	3.250%	3/1/28	2,926	3,094
Boeing Co.	3.450%	11/1/28	3,092	3,291
Boeing Co.	2.950%	2/1/30	4,905	5,034
Boeing Co.	5.150%	5/1/30	39,490	47,766
Boeing Co.	3.625%	2/1/31	14,475	15,812
Boeing Co.	6.125%	2/15/33	5,775	7,463
Boeing Co.	3.600%	5/1/34	18,041	18,969
Boeing Co.	3.250%	2/1/35	11,075	11,349
Boeing Co.	6.625%	2/15/38	1,000	1,335
Boeing Co.	3.550%	3/1/38	2,322	2,358
Boeing Co.	3.500%	3/1/39	3,415	3,424
Boeing Co.	6.875%	3/15/39	5,430	7,369
Boeing Co.	5.875%	2/15/40	3,905	4,996
Boeing Co.	5.705%	5/1/40	33,635	43,575
Boeing Co.	3.375%	6/15/46	7,000	6,800
Boeing Co.	3.650%	3/1/47	5,800	5,809
Boeing Co.	3.850%	11/1/48	1,903	1,964
Boeing Co.	3.900%	5/1/49	7,345	7,634
Boeing Co.	3.750%	2/1/50	4,000	4,203
Boeing Co.	5.805%	5/1/50	53,020	72,799
Boeing Co.	3.825%	3/1/59	2,300	2,322
Boeing Co.	3.950%	8/1/59	3,000	3,169
Boeing Co.	5.930%	5/1/60	37,030	52,448
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,540	2,576
Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,051
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,360	6,603
Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,498
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,599
Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,983	6,557
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	9,265
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	13,457
Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,608
Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	5,344
Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	15,897
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,490
Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,775	10,040
Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	7,721
Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	7,536
Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	5,079
Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	9,619
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	12,690
Burlington Northern Santa Fe LLC	4.450%	3/15/43	9,803	13,161
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	10,509
Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	10,404
Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	8,494
Burlington Northern Santa Fe LLC	4.150%	4/1/45	8,641	11,291
Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,722	10,837
Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,700	11,038
Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	4,104
Burlington Northern Santa Fe LLC	4.050%	6/15/48	11,915	15,628
Burlington Northern Santa Fe LLC	4.150%	12/15/48	6,195	8,267
Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,575	10,877
Canadian National Railway Co.	2.850%	12/15/21	13,385	13,619
Canadian National Railway Co.	2.950%	11/21/24	1,319	1,425

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,969
	Canadian National Railway Co.	6.900%	7/15/28	300	413
	Canadian National Railway Co.	6.250%	8/1/34	1,370	2,093
	Canadian National Railway Co.	6.200%	6/1/36	5,425	8,034
	Canadian National Railway Co.	6.375%	11/15/37	145	224
	Canadian National Railway Co.	3.200%	8/2/46	5,500	6,396
	Canadian National Railway Co.	3.650%	2/3/48	15,785	19,354
	Canadian National Railway Co.	4.450%	1/20/49	2,360	3,249
	Canadian National Railway Co.	2.450%	5/1/50	15,161	15,689
	Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,422
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,983
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	6,075
	Canadian Pacific Railway Co.	4.000%	6/1/28	3,000	3,511
	Canadian Pacific Railway Co.	2.050%	3/5/30	10,100	10,586
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,431	3,611
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	126
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	17,374
	Canadian Pacific Railway Co.	4.800%	8/1/45	100	137
	Canadian Pacific Railway Co.	6.125%	9/15/15	10,100	16,741
	Carrier Global Corp.	1.923%	2/15/23	3,490	3,593
	Carrier Global Corp.	2.242%	2/15/25	17,145	18,059
	Carrier Global Corp.	2.493%	2/15/27	11,725	12,622
	Carrier Global Corp.	2.722%	2/15/30	28,474	30,359
	Carrier Global Corp.	2.700%	2/15/31	2,148	2,295
	Carrier Global Corp.	3.377%	4/5/40	15,010	16,400
	Carrier Global Corp.	3.577%	4/5/50	21,652	24,181
	Caterpillar Financial Services Corp.	1.700%	8/9/21	7,900	7,969
[3]	Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,319
[3]	Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,301
[3]	Caterpillar Financial Services Corp.	0.950%	5/13/22	13,321	13,453
[3]	Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,664
[3]	Caterpillar Financial Services Corp.	2.400%	6/6/22	7,000	7,209
[3]	Caterpillar Financial Services Corp.	1.950%	11/18/22	15,520	16,005
[3]	Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,340
[3]	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,152
[3]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,738
	Caterpillar Financial Services Corp.	0.650%	7/7/23	4,550	4,584
[3]	Caterpillar Financial Services Corp.	0.450%	9/14/23	13,000	13,042
[3]	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,289
[3]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,417
[3]	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,838
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,917
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,992
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,200	4,347
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	17,008
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	7,402
[3]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,750	3,780
	Caterpillar Inc.	2.600%	6/26/22	15,425	15,862
	Caterpillar Inc.	3.400%	5/15/24	3,500	3,820
	Caterpillar Inc.	2.600%	4/9/30	19,806	21,807
	Caterpillar Inc.	5.300%	9/15/35	3,100	4,258
	Caterpillar Inc.	6.050%	8/15/36	9,241	13,719
	Caterpillar Inc.	5.200%	5/27/41	5,147	7,467
	Caterpillar Inc.	3.803%	8/15/42	11,854	14,985
	Caterpillar Inc.	4.300%	5/15/44	2,830	3,743

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.250%	9/19/49	16,671	19,523
	Caterpillar Inc.	3.250%	4/9/50	9,600	11,221
	Caterpillar Inc.	4.750%	5/15/64	1,975	2,934
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,897
	CNH Industrial Capital LLC	4.375%	4/5/22	2,750	2,874
	CNH Industrial Capital LLC	1.950%	7/2/23	3,075	3,167
	CNH Industrial Capital LLC	4.200%	1/15/24	11,865	13,052
	CNH Industrial Capital LLC	1.875%	1/15/26	3,445	3,608
	CNH Industrial NV	4.500%	8/15/23	5,025	5,489
[3]	CNH Industrial NV	3.850%	11/15/27	4,500	5,071
	Crane Co.	4.450%	12/15/23	5,690	6,242
	Crane Co.	4.200%	3/15/48	3,925	4,126
	CSX Corp.	3.400%	8/1/24	4,000	4,369
	CSX Corp.	3.350%	11/1/25	5,400	6,044
	CSX Corp.	2.600%	11/1/26	6,400	6,981
	CSX Corp.	3.250%	6/1/27	12,250	13,826
	CSX Corp.	3.800%	3/1/28	13,350	15,511
	CSX Corp.	4.250%	3/15/29	15,539	18,755
	CSX Corp.	2.400%	2/15/30	10,500	11,318
	CSX Corp.	6.000%	10/1/36	150	217
	CSX Corp.	6.150%	5/1/37	4,600	6,740
	CSX Corp.	6.220%	4/30/40	7,279	10,982
	CSX Corp.	5.500%	4/15/41	5,700	7,958
	CSX Corp.	4.750%	5/30/42	790	1,035
	CSX Corp.	4.100%	3/15/44	8,325	10,274
	CSX Corp.	3.800%	11/1/46	5,240	6,339
	CSX Corp.	4.300%	3/1/48	8,225	10,595
	CSX Corp.	4.750%	11/15/48	3,000	4,109
	CSX Corp.	4.500%	3/15/49	15,133	20,260
	CSX Corp.	3.800%	4/15/50	12,125	14,968
	CSX Corp.	2.500%	5/15/51	9,500	9,431
	CSX Corp.	4.500%	8/1/54	1,300	1,757
	CSX Corp.	4.250%	11/1/66	6,625	8,789
	CSX Corp.	4.650%	3/1/68	3,145	4,372
	Cummins Inc.	3.650%	10/1/23	2,790	3,023
	Cummins Inc.	0.750%	9/1/25	2,500	2,515
	Cummins Inc.	1.500%	9/1/30	6,500	6,533
	Cummins Inc.	4.875%	10/1/43	7,190	10,028
	Cummins Inc.	2.600%	9/1/50	3,950	4,026
	Deere & Co.	2.600%	6/8/22	6,165	6,332
	Deere & Co.	2.750%	4/15/25	1,063	1,155
	Deere & Co.	5.375%	10/16/29	6,170	8,186
	Deere & Co.	3.100%	4/15/30	6,138	7,002
	Deere & Co.	3.900%	6/9/42	7,237	9,194
	Deere & Co.	2.875%	9/7/49	3,100	3,460
	Deere & Co.	3.750%	4/15/50	10,306	13,364
	Dover Corp.	3.150%	11/15/25	5,900	6,504
	Dover Corp.	2.950%	11/4/29	2,600	2,810
	Dover Corp.	5.375%	10/15/35	300	399
	Dover Corp.	6.600%	3/15/38	2,050	2,929
	Dover Corp.	5.375%	3/1/41	2,020	2,551
	Eaton Corp.	2.750%	11/2/22	12,994	13,560
	Eaton Corp.	3.103%	9/15/27	7,765	8,673
	Eaton Corp.	4.000%	11/2/32	7,729	9,350
	Eaton Corp.	4.150%	11/2/42	2,326	2,909

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eaton Corp.	3.915%	9/15/47	4,950	5,825
	Emerson Electric Co.	2.625%	12/1/21	11,025	11,240
	Emerson Electric Co.	2.625%	2/15/23	3,500	3,648
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,991
	Emerson Electric Co.	0.875%	10/15/26	12,545	12,621
	Emerson Electric Co.	1.800%	10/15/27	9,550	10,077
	Emerson Electric Co.	1.950%	10/15/30	4,250	4,467
	Emerson Electric Co.	5.250%	11/15/39	440	599
	Emerson Electric Co.	2.750%	10/15/50	6,175	6,532
	FedEx Corp.	2.625%	8/1/22	4,083	4,229
	FedEx Corp.	3.200%	2/1/25	3,350	3,681
	FedEx Corp.	3.800%	5/15/25	2,000	2,259
	FedEx Corp.	3.250%	4/1/26	3,637	4,060
	FedEx Corp.	3.300%	3/15/27	3,775	4,212
	FedEx Corp.	3.400%	2/15/28	10,000	11,376
	FedEx Corp.	3.100%	8/5/29	13,125	14,582
	FedEx Corp.	4.250%	5/15/30	5,300	6,434
	FedEx Corp.	4.900%	1/15/34	1,700	2,197
	FedEx Corp.	3.900%	2/1/35	4,100	4,886
	FedEx Corp.	3.875%	8/1/42	275	321
	FedEx Corp.	4.100%	4/15/43	2,275	2,683
	FedEx Corp.	5.100%	1/15/44	8,447	11,284
	FedEx Corp.	4.750%	11/15/45	11,900	15,396
	FedEx Corp.	4.550%	4/1/46	16,199	20,513
	FedEx Corp.	4.400%	1/15/47	8,900	11,032
	FedEx Corp.	4.050%	2/15/48	8,500	10,147
	FedEx Corp.	4.950%	10/17/48	9,578	13,015
	FedEx Corp.	5.250%	5/15/50	17,281	24,433
	FedEx Corp.	4.500%	2/1/65	785	906
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	16,550	16,893
	Flowserve Corp.	3.500%	9/15/22	12,705	13,176
	Flowserve Corp.	4.000%	11/15/23	4,575	4,842
	Flowserve Corp.	3.500%	10/1/30	3,920	4,165
	Fortive Corp.	3.150%	6/15/26	7,547	8,389
	Fortive Corp.	4.300%	6/15/46	6,250	7,668
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,874
	General Dynamics Corp.	3.375%	5/15/23	8,500	9,089
	General Dynamics Corp.	1.875%	8/15/23	18,200	18,881
	General Dynamics Corp.	2.375%	11/15/24	5,019	5,346
	General Dynamics Corp.	3.250%	4/1/25	8,314	9,165
	General Dynamics Corp.	3.500%	5/15/25	9,993	11,155
	General Dynamics Corp.	2.125%	8/15/26	8,000	8,566
	General Dynamics Corp.	3.500%	4/1/27	3,815	4,360
	General Dynamics Corp.	2.625%	11/15/27	10,440	11,403
	General Dynamics Corp.	3.750%	5/15/28	7,135	8,335
	General Dynamics Corp.	3.625%	4/1/30	9,994	11,846
	General Dynamics Corp.	4.250%	4/1/40	5,900	7,616
	General Dynamics Corp.	3.600%	11/15/42	3,689	4,492
	General Dynamics Corp.	4.250%	4/1/50	5,980	8,077
[3]	General Electric Co.	3.150%	9/7/22	7,206	7,522
[3]	General Electric Co.	3.100%	1/9/23	3,973	4,174
[3]	General Electric Co.	3.450%	5/15/24	4,892	5,310
	General Electric Co.	3.450%	5/1/27	9,950	11,216
	General Electric Co.	3.625%	5/1/30	18,455	21,002

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	General Electric Co.	6.750%	3/15/32	24,809	34,838
[3]	General Electric Co.	6.150%	8/7/37	8,246	11,293
[3]	General Electric Co.	5.875%	1/14/38	20,911	28,297
[3]	General Electric Co.	6.875%	1/10/39	18,378	26,894
	General Electric Co.	4.250%	5/1/40	15,604	18,416
	General Electric Co.	4.125%	10/9/42	12,492	14,566
	General Electric Co.	4.500%	3/11/44	4,100	5,007
	General Electric Co.	4.350%	5/1/50	39,125	47,360
	Hexcel Corp.	4.700%	8/15/25	4,350	4,861
	Hexcel Corp.	3.950%	2/15/27	2,925	3,162
	Honeywell International Inc.	4.250%	3/1/21	10,530	10,596
	Honeywell International Inc.	2.150%	8/8/22	3,500	3,599
	Honeywell International Inc.	0.483%	8/19/22	6,000	6,009
	Honeywell International Inc.	3.350%	12/1/23	10,140	11,043
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,916
	Honeywell International Inc.	1.350%	6/1/25	16,593	17,181
	Honeywell International Inc.	2.500%	11/1/26	9,375	10,318
	Honeywell International Inc.	2.700%	8/15/29	4,901	5,481
	Honeywell International Inc.	1.950%	6/1/30	24,660	26,018
	Honeywell International Inc.	5.700%	3/15/36	4,705	6,726
	Honeywell International Inc.	5.700%	3/15/37	4,945	7,058
	Honeywell International Inc.	5.375%	3/1/41	6,045	8,724
	Honeywell International Inc.	3.812%	11/21/47	1,100	1,389
	Honeywell International Inc.	2.800%	6/1/50	6,625	7,244
	Hubbell Inc.	3.350%	3/1/26	2,800	3,067
	Hubbell Inc.	3.150%	8/15/27	3,425	3,634
	Hubbell Inc.	3.500%	2/15/28	4,645	5,082
[3,7]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,893
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	5,149
[3,7]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,700	5,556
	IDEX Corp.	3.000%	5/1/30	2,995	3,295
	Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,934
	Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,592
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	16,047
	Illinois Tool Works Inc.	4.875%	9/15/41	350	479
	Illinois Tool Works Inc.	3.900%	9/1/42	10,803	13,633
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	6,237
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	10,917
[3]	John Deere Capital Corp.	3.900%	7/12/21	8,268	8,423
[3]	John Deere Capital Corp.	2.650%	1/6/22	7,350	7,524
[3]	John Deere Capital Corp.	2.750%	3/15/22	2,250	2,317
[3]	John Deere Capital Corp.	2.150%	9/8/22	10,350	10,685
[3]	John Deere Capital Corp.	2.700%	1/6/23	300	315
	John Deere Capital Corp.	2.800%	1/27/23	7,615	8,005
[3]	John Deere Capital Corp.	2.800%	3/6/23	10,950	11,551
[3]	John Deere Capital Corp.	3.450%	6/7/23	800	860
[3]	John Deere Capital Corp.	0.700%	7/5/23	8,550	8,636
[3]	John Deere Capital Corp.	0.400%	10/10/23	3,500	3,514
	John Deere Capital Corp.	3.650%	10/12/23	6,341	6,928
[3]	John Deere Capital Corp.	2.600%	3/7/24	3,000	3,210
[3]	John Deere Capital Corp.	3.350%	6/12/24	9,931	10,885
[3]	John Deere Capital Corp.	2.650%	6/24/24	4,421	4,762
[3]	John Deere Capital Corp.	2.050%	1/9/25	11,150	11,804
[3]	John Deere Capital Corp.	3.450%	3/13/25	10,705	11,991
[3]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,964

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,599
[3]	John Deere Capital Corp.	2.250%	9/14/26	7,865	8,483
[3]	John Deere Capital Corp.	1.750%	3/9/27	4,300	4,519
[3]	John Deere Capital Corp.	2.800%	9/8/27	8,100	9,010
[3]	John Deere Capital Corp.	3.050%	1/6/28	7,700	8,622
[3]	John Deere Capital Corp.	3.450%	3/7/29	4,475	5,197
[3]	John Deere Capital Corp.	2.800%	7/18/29	5,575	6,223
[3]	John Deere Capital Corp.	2.450%	1/9/30	6,380	6,953
[3]	Johnson Controls International plc	3.625%	7/2/24	4,302	4,667
[3]	Johnson Controls International plc	3.900%	2/14/26	4,082	4,650
	Johnson Controls International plc	1.750%	9/15/30	7,575	7,708
[3]	Johnson Controls International plc	6.000%	1/15/36	954	1,348
[3]	Johnson Controls International plc	4.625%	7/2/44	7,850	10,150
[3]	Johnson Controls International plc	5.125%	9/14/45	2,045	2,810
	Johnson Controls International plc	4.500%	2/15/47	5,495	7,229
[3]	Johnson Controls International plc	4.950%	7/2/64	3,658	4,976
[3]	Kansas City Southern	3.000%	5/15/23	3,949	4,111
	Kansas City Southern	2.875%	11/15/29	4,000	4,322
[3]	Kansas City Southern	4.300%	5/15/43	4,140	4,817
[3]	Kansas City Southern	4.950%	8/15/45	10,525	13,439
	Kansas City Southern	4.700%	5/1/48	700	882
	Kansas City Southern	3.500%	5/1/50	8,745	9,744
	Kansas City Southern	4.200%	11/15/69	3,886	4,618
	Kennametal Inc.	3.875%	2/15/22	1,525	1,564
	Kennametal Inc.	4.625%	6/15/28	6,620	7,337
	Keysight Technologies Inc.	4.550%	10/30/24	9,145	10,343
	Keysight Technologies Inc.	4.600%	4/6/27	5,600	6,664
	Keysight Technologies Inc.	3.000%	10/30/29	750	829
	Kirby Corp.	4.200%	3/1/28	9,217	10,159
	L3Harris Technologies Inc.	3.850%	6/15/23	10,366	11,173
	L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,139
	L3Harris Technologies Inc.	3.832%	4/27/25	12,600	14,109
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	6,331
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	11,489
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	6,227
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	19,548
	L3Harris Technologies Inc.	4.854%	4/27/35	2,150	2,819
	L3Harris Technologies Inc.	6.150%	12/15/40	4,625	6,894
	L3Harris Technologies Inc.	5.054%	4/27/45	4,170	5,789
	Legrand France SA	8.500%	2/15/25	3,350	4,365
	Lennox International Inc.	3.000%	11/15/23	1,000	1,054
	Lennox International Inc.	1.350%	8/1/25	3,216	3,280
	Lennox International Inc.	1.700%	8/1/27	2,300	2,330
	Lockheed Martin Corp.	3.100%	1/15/23	9,780	10,277
	Lockheed Martin Corp.	2.900%	3/1/25	6,252	6,808
	Lockheed Martin Corp.	3.550%	1/15/26	14,475	16,396
	Lockheed Martin Corp.	1.850%	6/15/30	8,986	9,405
	Lockheed Martin Corp.	3.600%	3/1/35	9,240	11,158
	Lockheed Martin Corp.	4.500%	5/15/36	5,475	7,187
[3]	Lockheed Martin Corp.	6.150%	9/1/36	7,685	11,541
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	4,935
	Lockheed Martin Corp.	4.850%	9/15/41	622	819
	Lockheed Martin Corp.	4.070%	12/15/42	11,965	15,429
	Lockheed Martin Corp.	3.800%	3/1/45	9,865	12,199
	Lockheed Martin Corp.	4.700%	5/15/46	12,833	18,043

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	2.800%	6/15/50	7,355	7,943
	Lockheed Martin Corp.	4.090%	9/15/52	13,161	17,345
	Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,077
	Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,320
	Norfolk Southern Corp.	2.903%	2/15/23	9,180	9,617
	Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,636
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,939
	Norfolk Southern Corp.	2.900%	6/15/26	250	276
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,827
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	5,276
	Norfolk Southern Corp.	3.800%	8/1/28	6,058	7,096
	Norfolk Southern Corp.	2.550%	11/1/29	8,840	9,521
	Norfolk Southern Corp.	7.050%	5/1/37	539	799
	Norfolk Southern Corp.	4.837%	10/1/41	11,598	15,690
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	3,804
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	8,577
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	12,145
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	1,403
	Norfolk Southern Corp.	4.150%	2/28/48	3,400	4,290
	Norfolk Southern Corp.	4.100%	5/15/49	3,550	4,460
	Norfolk Southern Corp.	3.400%	11/1/49	1,500	1,698
	Norfolk Southern Corp.	3.050%	5/15/50	14,025	15,376
	Norfolk Southern Corp.	4.050%	8/15/52	5,000	6,340
	Norfolk Southern Corp.	3.155%	5/15/55	7,214	7,745
	Northrop Grumman Corp.	2.550%	10/15/22	5,050	5,239
	Northrop Grumman Corp.	3.250%	8/1/23	11,375	12,207
	Northrop Grumman Corp.	2.930%	1/15/25	11,276	12,261
	Northrop Grumman Corp.	3.200%	2/1/27	8,000	8,916
	Northrop Grumman Corp.	3.250%	1/15/28	11,949	13,388
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	12,166
	Northrop Grumman Corp.	5.150%	5/1/40	7,865	10,780
	Northrop Grumman Corp.	5.050%	11/15/40	8,225	11,238
	Northrop Grumman Corp.	4.750%	6/1/43	8,890	11,805
	Northrop Grumman Corp.	3.850%	4/15/45	4,475	5,393
	Northrop Grumman Corp.	4.030%	10/15/47	25,459	31,858
	Northrop Grumman Corp.	5.250%	5/1/50	10,395	15,429
	Northrop Grumman Systems Corp.	7.750%	2/15/31	3,120	4,728
	nVent Finance Sarl	3.950%	4/15/23	2,100	2,213
	nVent Finance Sarl	4.550%	4/15/28	3,850	4,178
	Oshkosh Corp.	4.600%	5/15/28	7,375	8,684
	Oshkosh Corp.	3.100%	3/1/30	600	651
	Otis Worldwide Corp.	2.056%	4/5/25	8,933	9,417
	Otis Worldwide Corp.	2.293%	4/5/27	14,000	14,958
	Otis Worldwide Corp.	2.565%	2/15/30	41,777	44,799
	Otis Worldwide Corp.	3.112%	2/15/40	10,148	11,057
	Otis Worldwide Corp.	3.362%	2/15/50	8,055	9,213
[3]	PACCAR Financial Corp.	2.850%	3/1/22	1,500	1,545
[3]	PACCAR Financial Corp.	2.650%	5/10/22	5,000	5,162
[3]	PACCAR Financial Corp.	2.300%	8/10/22	2,300	2,375
[3]	PACCAR Financial Corp.	2.000%	9/26/22	1,000	1,030
	PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,551
[3]	PACCAR Financial Corp.	0.350%	8/11/23	4,000	4,000
[3]	PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,705
[3]	PACCAR Financial Corp.	1.800%	2/6/25	6,156	6,447
[3]	Parker-Hannifin Corp.	3.500%	9/15/22	5,646	5,932

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Parker-Hannifin Corp.	2.700%	6/14/24	4,840	5,197
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,738
	Parker-Hannifin Corp.	3.250%	3/1/27	13,825	15,424
	Parker-Hannifin Corp.	3.250%	6/14/29	3,875	4,377
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	3,900	4,817
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	3,650	5,301
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	6,218
	Parker-Hannifin Corp.	4.100%	3/1/47	6,350	7,872
	Parker-Hannifin Corp.	4.000%	6/14/49	6,575	8,244
	Precision Castparts Corp.	2.500%	1/15/23	13,970	14,528
	Precision Castparts Corp.	3.250%	6/15/25	9,300	10,245
	Precision Castparts Corp.	3.900%	1/15/43	6,575	7,585
	Precision Castparts Corp.	4.375%	6/15/45	3,012	3,795
	Quanta Services Inc.	2.900%	10/1/30	9,025	9,655
	Raytheon Technologies Corp.	2.800%	3/15/22	8,550	8,774
	Raytheon Technologies Corp.	2.500%	12/15/22	18,875	19,540
	Raytheon Technologies Corp.	3.650%	8/16/23	740	797
	Raytheon Technologies Corp.	3.700%	12/15/23	2,775	2,972
	Raytheon Technologies Corp.	3.200%	3/15/24	12,107	13,039
	Raytheon Technologies Corp.	3.950%	8/16/25	15,518	17,799
	Raytheon Technologies Corp.	3.500%	3/15/27	15,360	17,355
	Raytheon Technologies Corp.	3.125%	5/4/27	11,479	12,819
	Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,356
	Raytheon Technologies Corp.	6.700%	8/1/28	325	440
	Raytheon Technologies Corp.	4.125%	11/16/28	30,383	36,142
	Raytheon Technologies Corp.	7.500%	9/15/29	4,125	5,973
	Raytheon Technologies Corp.	2.250%	7/1/30	3,900	4,136
	Raytheon Technologies Corp.	5.400%	5/1/35	3,225	4,372
	Raytheon Technologies Corp.	6.050%	6/1/36	6,890	9,981
	Raytheon Technologies Corp.	6.125%	7/15/38	8,750	12,959
	Raytheon Technologies Corp.	4.450%	11/16/38	11,665	14,680
	Raytheon Technologies Corp.	5.700%	4/15/40	13,350	19,408
	Raytheon Technologies Corp.	4.875%	10/15/40	450	587
	Raytheon Technologies Corp.	4.700%	12/15/41	7,075	9,207
	Raytheon Technologies Corp.	4.500%	6/1/42	29,598	38,667
	Raytheon Technologies Corp.	4.800%	12/15/43	2,325	2,995
	Raytheon Technologies Corp.	4.200%	12/15/44	795	946
	Raytheon Technologies Corp.	4.150%	5/15/45	11,150	14,120
	Raytheon Technologies Corp.	3.750%	11/1/46	15,752	18,540
	Raytheon Technologies Corp.	4.350%	4/15/47	10,125	13,067
	Raytheon Technologies Corp.	4.050%	5/4/47	11,850	14,660
	Raytheon Technologies Corp.	4.625%	11/16/48	1,843	2,489
	Raytheon Technologies Corp.	3.125%	7/1/50	9,000	9,895
	Republic Services Inc.	4.750%	5/15/23	1,323	1,445
	Republic Services Inc.	2.500%	8/15/24	4,500	4,798
	Republic Services Inc.	3.200%	3/15/25	7,059	7,739
	Republic Services Inc.	0.875%	11/15/25	5,000	5,020
	Republic Services Inc.	2.900%	7/1/26	4,275	4,709
	Republic Services Inc.	3.375%	11/15/27	75	85
	Republic Services Inc.	2.300%	3/1/30	8,875	9,340
	Republic Services Inc.	1.450%	2/15/31	11,000	10,745
	Republic Services Inc.	1.750%	2/15/32	13,925	13,926
	Republic Services Inc.	6.200%	3/1/40	3,790	5,618
	Republic Services Inc.	5.700%	5/15/41	5,665	8,044
	Republic Services Inc.	3.050%	3/1/50	3,917	4,232

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,631
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	6,897
	Roper Technologies Inc.	2.800%	12/15/21	10,575	10,799
	Roper Technologies Inc.	0.450%	8/15/22	1,000	1,001
	Roper Technologies Inc.	3.125%	11/15/22	1,750	1,828
	Roper Technologies Inc.	3.650%	9/15/23	11,730	12,694
	Roper Technologies Inc.	2.350%	9/15/24	8,450	8,997
	Roper Technologies Inc.	1.000%	9/15/25	2,500	2,517
	Roper Technologies Inc.	3.850%	12/15/25	9,157	10,338
	Roper Technologies Inc.	3.800%	12/15/26	11,559	13,315
	Roper Technologies Inc.	1.400%	9/15/27	15,709	15,814
	Roper Technologies Inc.	4.200%	9/15/28	7,225	8,595
	Roper Technologies Inc.	2.950%	9/15/29	8,295	9,089
	Roper Technologies Inc.	2.000%	6/30/30	13,776	14,037
	Roper Technologies Inc.	1.750%	2/15/31	12,742	12,669
[3]	Ryder System Inc.	2.875%	6/1/22	2,500	2,582
[3]	Ryder System Inc.	3.400%	3/1/23	5,400	5,720
[3]	Ryder System Inc.	3.750%	6/9/23	12,000	12,908
[3]	Ryder System Inc.	3.650%	3/18/24	7,775	8,492
[3]	Ryder System Inc.	2.500%	9/1/24	4,100	4,336
[3]	Ryder System Inc.	4.625%	6/1/25	5,051	5,855
[3]	Ryder System Inc.	2.900%	12/1/26	7,000	7,679
	Textron Inc.	4.300%	3/1/24	2,625	2,873
	Textron Inc.	3.875%	3/1/25	7,600	8,339
	Textron Inc.	4.000%	3/15/26	6,200	6,994
	Textron Inc.	3.650%	3/15/27	11,961	13,271
	Textron Inc.	3.375%	3/1/28	5,450	6,011
	Textron Inc.	2.450%	3/15/31	1,725	1,777
	Timken Co.	3.875%	9/1/24	1,000	1,068
	Timken Co.	4.500%	12/15/28	7,320	8,147
	Trane Technologies Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,508
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	7,625	8,316
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	4,550	5,258
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	1,031
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	2,162
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	9,605	10,612
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	1,170	1,320
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	10,715	12,529
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	3,050	3,898
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	3,475	4,531
	Trimble Inc.	4.150%	6/15/23	1,025	1,111
	Trimble Inc.	4.750%	12/1/24	3,826	4,370
	Trimble Inc.	4.900%	6/15/28	4,000	4,780
	Tyco Electronics Group SA	3.500%	2/3/22	3,900	4,000
	Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,546
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,466
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,269
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	10,747
	Union Pacific Corp.	2.950%	3/1/22	2,700	2,783
	Union Pacific Corp.	4.163%	7/15/22	9,996	10,488
	Union Pacific Corp.	2.750%	4/15/23	7,240	7,582
	Union Pacific Corp.	3.500%	6/8/23	10,025	10,735
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,852
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,662
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,596

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.750%	7/15/25	10,950	12,423
	Union Pacific Corp.	3.250%	8/15/25	4,602	5,092
	Union Pacific Corp.	2.750%	3/1/26	6,929	7,556
	Union Pacific Corp.	2.150%	2/5/27	2,000	2,119
	Union Pacific Corp.	3.000%	4/15/27	2,275	2,515
	Union Pacific Corp.	3.950%	9/10/28	12,310	14,591
	Union Pacific Corp.	3.700%	3/1/29	12,119	14,071
	Union Pacific Corp.	2.400%	2/5/30	9,655	10,379
	Union Pacific Corp.	3.375%	2/1/35	4,400	5,029
	Union Pacific Corp.	3.600%	9/15/37	9,304	10,779
[3]	Union Pacific Corp.	3.550%	8/15/39	200	231
	Union Pacific Corp.	4.150%	1/15/45	350	428
	Union Pacific Corp.	4.050%	11/15/45	7,785	9,512
	Union Pacific Corp.	4.050%	3/1/46	840	1,023
	Union Pacific Corp.	3.350%	8/15/46	6,900	7,685
	Union Pacific Corp.	3.250%	2/5/50	39,070	44,104
	Union Pacific Corp.	3.799%	10/1/51	16,224	19,746
	Union Pacific Corp.	3.875%	2/1/55	2,069	2,531
	Union Pacific Corp.	3.950%	8/15/59	4,650	5,673
	Union Pacific Corp.	3.839%	3/20/60	12,132	14,959
[3,7]	Union Pacific Corp.	2.973%	9/16/62	10,375	10,819
	Union Pacific Corp.	4.375%	11/15/65	10,960	14,538
	Union Pacific Corp.	4.100%	9/15/67	4,445	5,556
	Union Pacific Corp.	3.750%	2/5/70	3,000	3,632
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	301	370
	United Parcel Service Inc.	2.350%	5/16/22	6,000	6,155
	United Parcel Service Inc.	2.450%	10/1/22	14,776	15,323
	United Parcel Service Inc.	2.500%	4/1/23	11,081	11,601
	United Parcel Service Inc.	2.800%	11/15/24	4,500	4,861
	United Parcel Service Inc.	2.400%	11/15/26	10,550	11,478
	United Parcel Service Inc.	3.050%	11/15/27	9,000	10,176
	United Parcel Service Inc.	3.400%	3/15/29	4,550	5,253
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,845
	United Parcel Service Inc.	4.450%	4/1/30	2,000	2,495
	United Parcel Service Inc.	6.200%	1/15/38	5,975	9,356
	United Parcel Service Inc.	5.200%	4/1/40	13,700	19,430
	United Parcel Service Inc.	4.875%	11/15/40	5,002	6,888
	United Parcel Service Inc.	3.625%	10/1/42	6,400	7,660
	United Parcel Service Inc.	3.400%	11/15/46	3,825	4,598
	United Parcel Service Inc.	3.750%	11/15/47	375	470
	United Parcel Service Inc.	4.250%	3/15/49	2,420	3,257
	United Parcel Service Inc.	3.400%	9/1/49	8,035	9,720
	United Parcel Service Inc.	5.300%	4/1/50	22,500	33,634
	United Parcel Service of America Inc.	7.620%	4/1/30	500	741
	Valmont Industries Inc.	5.000%	10/1/44	5,944	6,918
	Valmont Industries Inc.	5.250%	10/1/54	3,275	3,868
	Waste Connections Inc.	4.250%	12/1/28	4,400	5,228
	Waste Connections Inc.	3.500%	5/1/29	9,370	10,645
	Waste Connections Inc.	2.600%	2/1/30	7,400	7,930
	Waste Connections Inc.	3.050%	4/1/50	2,075	2,220
	Waste Management Inc.	2.900%	9/15/22	100	104
	Waste Management Inc.	2.400%	5/15/23	9,676	10,097
	Waste Management Inc.	3.500%	5/15/24	10,074	10,989
	Waste Management Inc.	3.125%	3/1/25	9,035	9,900

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	0.750%	11/15/25	8,862	8,891
	Waste Management Inc.	3.150%	11/15/27	2,021	2,273
	Waste Management Inc.	1.150%	3/15/28	1,000	999
	Waste Management Inc.	1.500%	3/15/31	5,895	5,826
	Waste Management Inc.	3.900%	3/1/35	4,785	5,827
	Waste Management Inc.	4.100%	3/1/45	9,450	11,863
	Waste Management Inc.	4.150%	7/15/49	9,225	12,260
	Waste Management Inc.	2.500%	11/15/50	3,845	3,880
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	8,205	8,987
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,880	2,021
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	10,800	11,847
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	10,675	12,654
	WW Grainger Inc.	1.850%	2/15/25	4,040	4,243
	WW Grainger Inc.	4.600%	6/15/45	9,268	12,422
	WW Grainger Inc.	3.750%	5/15/46	3,707	4,385
	WW Grainger Inc.	4.200%	5/15/47	3,075	3,890
	Xylem Inc.	3.250%	11/1/26	5,950	6,676
	Xylem Inc.	1.950%	1/30/28	6,000	6,268
	Xylem Inc.	2.250%	1/30/31	4,275	4,496
	Xylem Inc.	4.375%	11/1/46	4,180	5,105
					5,114,637
Materials (0.9%)
	Air Products and Chemicals Inc.	3.000%	11/3/21	9,710	9,923
	Air Products and Chemicals Inc.	2.750%	2/3/23	75	79
	Air Products and Chemicals Inc.	3.350%	7/31/24	11,545	12,580
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	5,294
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,150	8,661
	Air Products and Chemicals Inc.	2.700%	5/15/40	8,207	8,762
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,250	15,572
	Albemarle Corp.	4.150%	12/1/24	6,265	6,953
	Albemarle Corp.	5.450%	12/1/44	3,240	3,872
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	5,296
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,481	6,942
	Avery Dennison Corp.	4.875%	12/6/28	3,160	3,896
	Avery Dennison Corp.	2.650%	4/30/30	8,200	8,777
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,427
	Barrick Gold Corp.	5.250%	4/1/42	9,227	12,627
	Barrick North America Finance LLC	5.700%	5/30/41	12,470	17,713
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	10,564	15,269
[3]	Bemis Co. Inc.	4.500%	10/15/21	2,597	2,652
[3]	Bemis Co. Inc.	3.100%	9/15/26	2,450	2,646
	Bemis Co. Inc.	2.630%	6/19/30	4,500	4,866
[3,7]	Berry Global Inc.	1.570%	1/15/26	8,000	8,060
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,690	13,054
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,475	8,159
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	127
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	8,290	10,764
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	31,140	45,530
	Cabot Corp.	3.700%	7/15/22	400	414
	Cabot Corp.	4.000%	7/1/29	2,800	3,015
	Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,682
	Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,962
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,461
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	11,684
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	6,498

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	10,212
	CRH America Inc.	5.750%	1/15/21	2,290	2,293
	Dow Chemical Co.	3.500%	10/1/24	5,541	6,052
	Dow Chemical Co.	4.550%	11/30/25	9,495	11,090
	Dow Chemical Co.	3.625%	5/15/26	125	140
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,899
	Dow Chemical Co.	7.375%	11/1/29	8,426	11,989
	Dow Chemical Co.	2.100%	11/15/30	21,383	21,828
	Dow Chemical Co.	4.250%	10/1/34	9,180	11,013
	Dow Chemical Co.	9.400%	5/15/39	9,960	17,722
	Dow Chemical Co.	5.250%	11/15/41	4,060	5,308
	Dow Chemical Co.	4.375%	11/15/42	17,789	21,764
	Dow Chemical Co.	4.625%	10/1/44	6,019	7,516
	Dow Chemical Co.	5.550%	11/30/48	5,975	8,572
	Dow Chemical Co.	4.800%	5/15/49	5,200	6,954
	Dow Chemical Co.	3.600%	11/15/50	7,000	7,809
	DuPont de Nemours Inc.	2.169%	5/1/23	10,000	10,132
	DuPont de Nemours Inc.	4.205%	11/15/23	24,200	26,712
	DuPont de Nemours Inc.	4.493%	11/15/25	14,000	16,343
	DuPont de Nemours Inc.	4.725%	11/15/28	20,925	25,599
	DuPont de Nemours Inc.	5.319%	11/15/38	15,953	21,549
	DuPont de Nemours Inc.	5.419%	11/15/48	20,140	29,073
	Eagle Materials Inc.	4.500%	8/1/26	4,700	4,886
	Eastman Chemical Co.	3.600%	8/15/22	7,095	7,398
	Eastman Chemical Co.	3.800%	3/15/25	11,142	12,374
	Eastman Chemical Co.	4.800%	9/1/42	5,150	6,505
	Eastman Chemical Co.	4.650%	10/15/44	8,926	11,219
	Ecolab Inc.	2.375%	8/10/22	7,115	7,334
	Ecolab Inc.	3.250%	1/14/23	2,325	2,449
	Ecolab Inc.	2.700%	11/1/26	3,100	3,440
	Ecolab Inc.	3.250%	12/1/27	4,225	4,778
	Ecolab Inc.	4.800%	3/24/30	6,500	8,285
	Ecolab Inc.	1.300%	1/30/31	5,500	5,440
	Ecolab Inc.	5.500%	12/8/41	2,156	3,071
	Ecolab Inc.	3.950%	12/1/47	10,346	13,186
	Ecolab Inc.	2.125%	8/15/50	2,500	2,380
	EI du Pont de Nemours & Co.	1.700%	7/15/25	5,165	5,375
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	5,306
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,725	5,192
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,800	4,067
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	4,957
	FMC Corp.	3.950%	2/1/22	3,000	3,077
	FMC Corp.	4.100%	2/1/24	6,500	7,067
	FMC Corp.	3.450%	10/1/29	11,277	12,819
	FMC Corp.	4.500%	10/1/49	4,000	5,183
	Georgia-Pacific LLC	8.000%	1/15/24	8,030	9,837
[3,7]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	3,010
[3,7]	Georgia-Pacific LLC	1.750%	9/30/25	2,800	2,927
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,260
[3,7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	3,014
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,357
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,590
[3,7]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	3,194
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	7,209
	Huntsman International LLC	4.500%	5/1/29	4,479	5,173

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,532
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,050	2,423
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	5,234
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	6,698
	International Paper Co.	3.800%	1/15/26	488	558
	International Paper Co.	5.000%	9/15/35	4,094	5,363
	International Paper Co.	7.300%	11/15/39	3,787	6,038
	International Paper Co.	6.000%	11/15/41	3,232	4,655
	International Paper Co.	4.800%	6/15/44	12,873	17,097
	International Paper Co.	5.150%	5/15/46	7,293	10,040
	International Paper Co.	4.400%	8/15/47	11,281	14,576
	International Paper Co.	4.350%	8/15/48	6,000	7,848
	Kinross Gold Corp.	5.950%	3/15/24	3,091	3,525
	Kinross Gold Corp.	4.500%	7/15/27	467	542
	Linde Inc.	2.450%	2/15/22	15,971	16,263
	Linde Inc.	2.200%	8/15/22	10,243	10,507
	Linde Inc.	2.650%	2/5/25	3,589	3,871
	Linde Inc.	3.200%	1/30/26	5,000	5,589
	Linde Inc.	1.100%	8/10/30	5,500	5,435
	Linde Inc.	3.550%	11/7/42	2,500	3,013
	Linde Inc.	2.000%	8/10/50	5,000	4,648
	Lubrizol Corp.	6.500%	10/1/34	420	648
	LYB International Finance BV	4.000%	7/15/23	7,856	8,523
	LYB International Finance BV	5.250%	7/15/43	9,574	12,406
	LYB International Finance BV	4.875%	3/15/44	7,000	8,756
	LYB International Finance II BV	3.500%	3/2/27	11,000	12,264
	LYB International Finance III LLC	2.875%	5/1/25	5,100	5,514
	LYB International Finance III LLC	1.250%	10/1/25	2,500	2,534
	LYB International Finance III LLC	3.375%	5/1/30	6,615	7,375
	LYB International Finance III LLC	2.250%	10/1/30	5,100	5,242
	LYB International Finance III LLC	3.375%	10/1/40	3,900	4,162
	LYB International Finance III LLC	4.200%	10/15/49	6,460	7,500
	LYB International Finance III LLC	4.200%	5/1/50	11,060	12,861
	LYB International Finance III LLC	3.625%	4/1/51	24,018	25,936
	LYB International Finance III LLC	3.800%	10/1/60	4,500	4,831
	LyondellBasell Industries NV	5.750%	4/15/24	6,658	7,647
	LyondellBasell Industries NV	4.625%	2/26/55	7,050	8,485
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,326
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,598
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	4,204
[3]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	4,486
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,450	8,890
	Mosaic Co.	3.750%	11/15/21	3,875	3,946
	Mosaic Co.	3.250%	11/15/22	10,450	10,925
	Mosaic Co.	4.250%	11/15/23	12,507	13,652
	Mosaic Co.	4.050%	11/15/27	3,260	3,686
	Mosaic Co.	5.450%	11/15/33	1,805	2,244
	Mosaic Co.	4.875%	11/15/41	4,945	5,711
	Mosaic Co.	5.625%	11/15/43	4,100	5,300
	Newmont Corp.	3.625%	6/9/21	2,145	2,158
	Newmont Corp.	3.700%	3/15/23	2,835	2,966
	Newmont Corp.	2.800%	10/1/29	15,830	17,290
	Newmont Corp.	2.250%	10/1/30	19,300	20,290
[3]	Newmont Corp.	5.875%	4/1/35	780	1,135
	Newmont Corp.	6.250%	10/1/39	6,626	9,996

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newmont Corp.	4.875%	3/15/42	10,004	13,517
	Newmont Corp.	5.450%	6/9/44	5,394	7,668
	Nucor Corp.	4.125%	9/15/22	3,426	3,608
	Nucor Corp.	4.000%	8/1/23	8,027	8,675
	Nucor Corp.	2.000%	6/1/25	2,204	2,326
	Nucor Corp.	3.950%	5/1/28	2,700	3,174
	Nucor Corp.	2.700%	6/1/30	2,200	2,416
[3,7]	Nucor Corp.	2.979%	12/15/55	16,037	16,718
	Nutrien Ltd.	3.150%	10/1/22	4,135	4,306
	Nutrien Ltd.	1.900%	5/13/23	4,300	4,441
	Nutrien Ltd.	3.500%	6/1/23	6,664	7,090
	Nutrien Ltd.	3.625%	3/15/24	500	543
	Nutrien Ltd.	3.375%	3/15/25	5,500	6,048
	Nutrien Ltd.	3.000%	4/1/25	4,000	4,322
	Nutrien Ltd.	4.000%	12/15/26	4,800	5,581
	Nutrien Ltd.	2.950%	5/13/30	9,542	10,520
	Nutrien Ltd.	4.125%	3/15/35	5,525	6,567
	Nutrien Ltd.	7.125%	5/23/36	200	290
	Nutrien Ltd.	5.625%	12/1/40	4,875	6,734
	Nutrien Ltd.	6.125%	1/15/41	1,455	2,095
	Nutrien Ltd.	4.900%	6/1/43	6,410	8,246
	Nutrien Ltd.	5.250%	1/15/45	4,320	5,932
	Nutrien Ltd.	5.000%	4/1/49	11,246	15,474
	Nutrien Ltd.	3.950%	5/13/50	4,000	4,856
	Owens Corning	4.200%	12/1/24	6,030	6,699
	Owens Corning	3.400%	8/15/26	2,025	2,234
	Owens Corning	3.950%	8/15/29	4,100	4,709
	Owens Corning	3.875%	6/1/30	4,275	4,918
	Owens Corning	7.000%	12/1/36	1,787	2,541
	Owens Corning	4.300%	7/15/47	6,075	7,278
	Owens Corning	4.400%	1/30/48	4,100	4,920
	Packaging Corp. of America	4.500%	11/1/23	8,345	9,180
	Packaging Corp. of America	3.650%	9/15/24	6,570	7,192
	Packaging Corp. of America	3.400%	12/15/27	3,700	4,161
	Packaging Corp. of America	3.000%	12/15/29	12,703	14,111
	Packaging Corp. of America	4.050%	12/15/49	1,600	1,981
	PPG Industries Inc.	2.400%	8/15/24	10,920	11,560
	PPG Industries Inc.	2.550%	6/15/30	5,000	5,352
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,558
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,524
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	14,511	14,883
	Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,916
	Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	5,739
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	33,719	38,084
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	528
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	8,005
	Rio Tinto Finance USA plc	4.750%	3/22/42	3,975	5,585
	Rio Tinto Finance USA plc	4.125%	8/21/42	4,141	5,358
	Rohm & Haas Co.	7.850%	7/15/29	5,275	7,304
	RPM International Inc.	3.450%	11/15/22	3,275	3,380
	RPM International Inc.	3.750%	3/15/27	3,875	4,284
	RPM International Inc.	4.550%	3/1/29	2,575	2,996
	RPM International Inc.	5.250%	6/1/45	3,592	4,398
	RPM International Inc.	4.250%	1/15/48	10,630	11,754
	Sherwin-Williams Co.	4.200%	1/15/22	700	721

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sherwin-Williams Co.	2.750%	6/1/22	796	820
Sherwin-Williams Co.	3.125%	6/1/24	2,375	2,562
Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,961
Sherwin-Williams Co.	3.950%	1/15/26	5,450	6,214
Sherwin-Williams Co.	3.450%	6/1/27	18,800	21,323
Sherwin-Williams Co.	2.950%	8/15/29	20,000	22,029
Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,187
Sherwin-Williams Co.	4.550%	8/1/45	1,590	2,052
Sherwin-Williams Co.	4.500%	6/1/47	15,367	20,565
Sherwin-Williams Co.	3.800%	8/15/49	8,138	9,918
Sherwin-Williams Co.	3.300%	5/15/50	8,000	8,923
Sonoco Products Co.	3.125%	5/1/30	4,175	4,630
Sonoco Products Co.	5.750%	11/1/40	4,560	6,191
Southern Copper Corp.	3.500%	11/8/22	2,400	2,520
Southern Copper Corp.	3.875%	4/23/25	3,600	3,995
Southern Copper Corp.	7.500%	7/27/35	3,725	5,666
Southern Copper Corp.	6.750%	4/16/40	4,750	7,187
Southern Copper Corp.	5.250%	11/8/42	17,045	22,817
Southern Copper Corp.	5.875%	4/23/45	18,247	26,513
Steel Dynamics Inc.	2.800%	12/15/24	4,000	4,290
Steel Dynamics Inc.	2.400%	6/15/25	1,000	1,061
Steel Dynamics Inc.	1.650%	10/15/27	3,200	3,279
Steel Dynamics Inc.	3.450%	4/15/30	16,595	18,628
Steel Dynamics Inc.	3.250%	1/15/31	7,000	7,814
Steel Dynamics Inc.	3.250%	10/15/50	6,513	6,797
Suzano Austria GmbH	6.000%	1/15/29	18,350	22,127
Suzano Austria GmbH	5.000%	1/15/30	6,700	7,613
Suzano Austria GmbH	3.750%	1/15/31	11,400	12,129
Teck Resources Ltd.	3.900%	7/15/30	1,500	1,671
Teck Resources Ltd.	6.125%	10/1/35	10,541	13,583
Teck Resources Ltd.	6.000%	8/15/40	4,330	5,420
Teck Resources Ltd.	6.250%	7/15/41	6,800	8,665
Vale Canada Ltd.	7.200%	9/15/32	2,712	3,681
Vale Overseas Ltd.	6.250%	8/10/26	20,860	25,866
Vale Overseas Ltd.	3.750%	7/8/30	12,400	13,841
Vale Overseas Ltd.	8.250%	1/17/34	500	766
Vale Overseas Ltd.	6.875%	11/21/36	17,119	25,079
Vale Overseas Ltd.	6.875%	11/10/39	13,015	19,327
Vale SA	5.625%	9/11/42	4,597	6,154
Vulcan Materials Co.	4.500%	4/1/25	2,750	3,138
Vulcan Materials Co.	3.500%	6/1/30	7,954	9,100
Vulcan Materials Co.	4.500%	6/15/47	9,737	12,026
Westlake Chemical Corp.	3.600%	8/15/26	2,804	3,148
Westlake Chemical Corp.	3.375%	6/15/30	3,000	3,289
Westlake Chemical Corp.	5.000%	8/15/46	13,210	17,121
Westlake Chemical Corp.	4.375%	11/15/47	375	439
WestRock MWV LLC	8.200%	1/15/30	5,804	8,244
WestRock MWV LLC	7.950%	2/15/31	3,000	4,248
WestRock RKT LLC	4.900%	3/1/22	1,950	2,049
WestRock RKT LLC	4.000%	3/1/23	2,865	3,046
WRKCo Inc.	3.000%	9/15/24	2,620	2,817
WRKCo Inc.	3.750%	3/15/25	4,789	5,337
WRKCo Inc.	4.650%	3/15/26	10,545	12,408
WRKCo Inc.	3.375%	9/15/27	9,950	11,101
WRKCo Inc.	4.000%	3/15/28	5,375	6,206

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
WRKCo Inc.	3.900%	6/1/28	2,300	2,664
WRKCo Inc.	4.900%	3/15/29	7,040	8,687
WRKCo Inc.	4.200%	6/1/32	4,550	5,490
WRKCo Inc.	3.000%	6/15/33	4,000	4,382
				2,011,891
Technology (2.4%)
Activision Blizzard Inc.	3.400%	9/15/26	8,000	9,092
Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,922
Activision Blizzard Inc.	1.350%	9/15/30	3,800	3,728
Activision Blizzard Inc.	4.500%	6/15/47	3,880	5,054
Activision Blizzard Inc.	2.500%	9/15/50	13,100	12,669
Adobe Inc.	1.700%	2/1/23	8,200	8,434
Adobe Inc.	1.900%	2/1/25	4,043	4,274
Adobe Inc.	3.250%	2/1/25	10,958	12,080
Adobe Inc.	2.150%	2/1/27	10,800	11,618
Adobe Inc.	2.300%	2/1/30	15,500	16,722
Altera Corp.	4.100%	11/15/23	6,100	6,722
Amdocs Ltd.	2.538%	6/15/30	6,000	6,290
Analog Devices Inc.	2.500%	12/5/21	6,025	6,134
Analog Devices Inc.	2.875%	6/1/23	6,700	7,050
Analog Devices Inc.	3.125%	12/5/23	7,475	8,044
Analog Devices Inc.	2.950%	4/1/25	3,050	3,321
Analog Devices Inc.	3.500%	12/5/26	5,965	6,773
Analog Devices Inc.	5.300%	12/15/45	1,140	1,579
Apple Inc.	2.150%	2/9/22	11,515	11,754
Apple Inc.	2.500%	2/9/22	22,935	23,467
Apple Inc.	2.300%	5/11/22	6,280	6,442
Apple Inc.	2.700%	5/13/22	20,755	21,444
Apple Inc.	2.850%	2/23/23	19,217	20,169
Apple Inc.	2.400%	5/3/23	49,823	52,236
Apple Inc.	0.750%	5/11/23	17,425	17,641
Apple Inc.	3.000%	2/9/24	15,735	16,925
Apple Inc.	3.450%	5/6/24	9,375	10,320
Apple Inc.	2.850%	5/11/24	24,251	26,143
Apple Inc.	1.800%	9/11/24	3,000	3,150
Apple Inc.	2.750%	1/13/25	15,698	17,005
Apple Inc.	2.500%	2/9/25	17,788	19,215
Apple Inc.	1.125%	5/11/25	26,505	27,216
Apple Inc.	3.200%	5/13/25	10,925	12,187
Apple Inc.	0.550%	8/20/25	11,000	11,033
Apple Inc.	3.250%	2/23/26	62,101	69,691
Apple Inc.	2.450%	8/4/26	24,982	27,226
Apple Inc.	2.050%	9/11/26	9,086	9,705
Apple Inc.	3.350%	2/9/27	23,601	26,848
Apple Inc.	3.200%	5/11/27	31,000	35,078
Apple Inc.	2.900%	9/12/27	26,855	30,040
Apple Inc.	2.200%	9/11/29	12,580	13,556
Apple Inc.	1.650%	5/11/30	26,000	26,678
Apple Inc.	1.250%	8/20/30	11,000	10,985
Apple Inc.	4.500%	2/23/36	9,180	12,321
Apple Inc.	3.850%	5/4/43	26,963	34,212
Apple Inc.	4.450%	5/6/44	6,675	9,147
Apple Inc.	3.450%	2/9/45	22,303	26,920
Apple Inc.	4.375%	5/13/45	16,735	22,896
Apple Inc.	4.650%	2/23/46	34,300	49,207

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Apple Inc.	3.850%	8/4/46	18,680	24,030
Apple Inc.	4.250%	2/9/47	12,676	17,252
Apple Inc.	3.750%	9/12/47	11,324	14,140
Apple Inc.	3.750%	11/13/47	12,160	15,339
Apple Inc.	2.950%	9/11/49	16,668	18,548
Apple Inc.	2.650%	5/11/50	27,820	29,419
Apple Inc.	2.400%	8/20/50	12,653	12,930
Apple Inc.	2.550%	8/20/60	16,802	17,199
Applied Materials Inc.	3.900%	10/1/25	17,905	20,482
Applied Materials Inc.	3.300%	4/1/27	9,200	10,459
Applied Materials Inc.	1.750%	6/1/30	6,080	6,292
Applied Materials Inc.	5.100%	10/1/35	6,475	8,983
Applied Materials Inc.	5.850%	6/15/41	5,905	9,292
Applied Materials Inc.	4.350%	4/1/47	11,000	15,196
Applied Materials Inc.	2.750%	6/1/50	8,117	8,816
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,571
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,591
Arrow Electronics Inc.	3.250%	9/8/24	7,444	8,020
Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,361
Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,973
Autodesk Inc.	3.600%	12/15/22	825	867
Autodesk Inc.	4.375%	6/15/25	4,600	5,254
Autodesk Inc.	3.500%	6/15/27	4,150	4,682
Autodesk Inc.	2.850%	1/15/30	5,300	5,874
Automatic Data Processing Inc.	3.375%	9/15/25	8,850	9,962
Automatic Data Processing Inc.	1.250%	9/1/30	8,300	8,194
Avnet Inc.	3.750%	12/1/21	2,025	2,072
Avnet Inc.	4.875%	12/1/22	3,845	4,102
Avnet Inc.	4.625%	4/15/26	4,625	5,229
Broadcom Corp.	3.000%	1/15/22	2,000	2,045
Broadcom Corp.	2.650%	1/15/23	15,700	16,323
Broadcom Corp.	3.625%	1/15/24	30,790	33,257
Broadcom Corp.	3.125%	1/15/25	17,100	18,452
Broadcom Corp.	3.875%	1/15/27	39,704	44,623
Broadcom Corp.	3.500%	1/15/28	8,600	9,464
Broadcom Inc.	3.125%	10/15/22	13,100	13,679
Broadcom Inc.	2.250%	11/15/23	8,100	8,450
Broadcom Inc.	3.625%	10/15/24	12,216	13,412
Broadcom Inc.	4.700%	4/15/25	15,000	17,179
Broadcom Inc.	3.150%	11/15/25	19,800	21,620
Broadcom Inc.	4.250%	4/15/26	23,200	26,408
Broadcom Inc.	3.459%	9/15/26	28,778	31,838
Broadcom Inc.	4.110%	9/15/28	23,382	26,625
Broadcom Inc.	4.750%	4/15/29	23,480	28,034
Broadcom Inc.	5.000%	4/15/30	24,000	29,062
Broadcom Inc.	4.150%	11/15/30	24,000	27,740
Broadcom Inc.	4.300%	11/15/32	19,000	22,406
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	3,069
Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	4,608
Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,662
Cisco Systems Inc.	2.600%	2/28/23	11,250	11,808
Cisco Systems Inc.	2.200%	9/20/23	5,000	5,236
Cisco Systems Inc.	3.625%	3/4/24	8,482	9,324
Cisco Systems Inc.	3.500%	6/15/25	4,271	4,831
Cisco Systems Inc.	2.950%	2/28/26	10,105	11,254

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,550
	Cisco Systems Inc.	5.900%	2/15/39	7,866	12,102
	Cisco Systems Inc.	5.500%	1/15/40	20,242	30,301
	Citrix Systems Inc.	4.500%	12/1/27	3,250	3,803
	Citrix Systems Inc.	3.300%	3/1/30	5,650	6,224
	Corning Inc.	2.900%	5/15/22	4,675	4,807
	Corning Inc.	4.700%	3/15/37	4,475	5,368
	Corning Inc.	5.750%	8/15/40	7,460	9,993
	Corning Inc.	4.750%	3/15/42	2,195	2,782
	Corning Inc.	4.375%	11/15/57	5,750	7,096
	Corning Inc.	5.850%	11/15/68	2,500	3,629
	Corning Inc.	5.450%	11/15/79	9,900	13,499
[3,7]	Dell International LLC	5.450%	6/15/23	30,700	33,898
[3,7]	Dell International LLC	4.000%	7/15/24	5,000	5,497
[3,7]	Dell International LLC	5.850%	7/15/25	9,000	10,814
[3,7]	Dell International LLC	6.020%	6/15/26	42,223	51,445
[3,7]	Dell International LLC	4.900%	10/1/26	22,585	26,685
[3,7]	Dell International LLC	6.100%	7/15/27	4,000	4,956
[3,7]	Dell International LLC	5.300%	10/1/29	16,333	19,995
[3,7]	Dell International LLC	6.200%	7/15/30	7,955	10,336
[3,7]	Dell International LLC	8.100%	7/15/36	19,600	28,820
[3,7]	Dell International LLC	8.350%	7/15/46	19,736	29,856
	DXC Technology Co.	4.000%	4/15/23	4,000	4,263
	DXC Technology Co.	4.250%	4/15/24	9,375	10,238
	DXC Technology Co.	4.125%	4/15/25	14,217	15,692
	DXC Technology Co.	4.750%	4/15/27	2,170	2,471
	Electronic Arts Inc.	4.800%	3/1/26	3,090	3,675
	Equifax Inc.	3.950%	6/15/23	2,000	2,159
	Equifax Inc.	2.600%	12/1/24	2,250	2,407
	Equifax Inc.	2.600%	12/15/25	6,037	6,521
	Equifax Inc.	3.100%	5/15/30	6,310	7,004
	Flex Ltd.	5.000%	2/15/23	2,730	2,955
	Flex Ltd.	4.750%	6/15/25	75	85
	Flex Ltd.	3.750%	2/1/26	6,000	6,709
	Flex Ltd.	4.875%	6/15/29	6,500	7,692
	Flex Ltd.	4.875%	5/12/30	4,000	4,804
	FLIR Systems Inc.	2.500%	8/1/30	4,500	4,716
	Harman International Industries Inc.	4.150%	5/15/25	3,475	3,867
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	18,100	19,216
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	2,077
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	11,255	12,387
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	7,867	8,074
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	8,450	9,578
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	22,191
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	8,458
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	9,459	12,198
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	15,701	20,730
	HP Inc.	2.200%	6/17/25	14,000	14,820
	HP Inc.	3.000%	6/17/27	21,110	23,284
	HP Inc.	3.400%	6/17/30	16,000	17,732
	HP Inc.	6.000%	9/15/41	12,970	16,835
	IBM Credit LLC	2.200%	9/8/22	6,500	6,708
	IBM Credit LLC	3.000%	2/6/23	6,875	7,251
	IHS Markit Ltd.	3.625%	5/1/24	7,000	7,630
	IHS Markit Ltd.	4.750%	8/1/28	8,865	10,893

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
IHS Markit Ltd.	4.250%	5/1/29	4,200	5,056
Intel Corp.	2.350%	5/11/22	5,000	5,129
Intel Corp.	3.100%	7/29/22	6,100	6,371
Intel Corp.	2.700%	12/15/22	19,982	20,921
Intel Corp.	2.875%	5/11/24	16,781	18,065
Intel Corp.	3.400%	3/25/25	17,620	19,529
Intel Corp.	3.700%	7/29/25	23,775	26,801
Intel Corp.	2.600%	5/19/26	11,340	12,369
Intel Corp.	3.750%	3/25/27	14,400	16,671
Intel Corp.	2.450%	11/15/29	25,500	27,505
Intel Corp.	3.900%	3/25/30	22,005	26,345
Intel Corp.	4.000%	12/15/32	6,700	8,265
Intel Corp.	4.600%	3/25/40	8,000	10,515
Intel Corp.	4.800%	10/1/41	7,072	9,621
Intel Corp.	4.100%	5/19/46	13,225	16,850
Intel Corp.	4.100%	5/11/47	11,100	14,150
Intel Corp.	3.734%	12/8/47	17,550	21,023
Intel Corp.	3.250%	11/15/49	16,650	18,595
Intel Corp.	4.750%	3/25/50	22,759	31,732
Intel Corp.	3.100%	2/15/60	8,500	9,197
Intel Corp.	4.950%	3/25/60	8,930	13,173
International Business Machines Corp.	2.500%	1/27/22	6,575	6,736
International Business Machines Corp.	2.850%	5/13/22	27,680	28,662
International Business Machines Corp.	1.875%	8/1/22	7,485	7,678
International Business Machines Corp.	2.875%	11/9/22	33,085	34,691
International Business Machines Corp.	3.375%	8/1/23	14,075	15,182
International Business Machines Corp.	3.625%	2/12/24	18,338	20,081
International Business Machines Corp.	3.000%	5/15/24	25,100	27,130
International Business Machines Corp.	7.000%	10/30/25	7,850	10,166
International Business Machines Corp.	3.450%	2/19/26	12,464	14,071
International Business Machines Corp.	3.300%	5/15/26	37,800	42,659
International Business Machines Corp.	1.700%	5/15/27	15,092	15,668
International Business Machines Corp.	6.220%	8/1/27	1,975	2,578
International Business Machines Corp.	6.500%	1/15/28	50	66
International Business Machines Corp.	3.500%	5/15/29	29,255	33,838
International Business Machines Corp.	1.950%	5/15/30	18,600	19,125
International Business Machines Corp.	5.875%	11/29/32	6,075	8,713
International Business Machines Corp.	4.150%	5/15/39	17,200	21,709
International Business Machines Corp.	5.600%	11/30/39	6,623	9,672
International Business Machines Corp.	2.850%	5/15/40	12,710	13,537
International Business Machines Corp.	4.000%	6/20/42	9,000	11,120
International Business Machines Corp.	4.700%	2/19/46	1,200	1,646
International Business Machines Corp.	4.250%	5/15/49	26,740	34,847
International Business Machines Corp.	2.950%	5/15/50	16,790	17,891
Intuit Inc.	0.650%	7/15/23	2,000	2,015
Intuit Inc.	0.950%	7/15/25	4,500	4,559
Intuit Inc.	1.350%	7/15/27	4,500	4,600
Intuit Inc.	1.650%	7/15/30	4,500	4,618
Jabil Inc.	4.700%	9/15/22	1,500	1,602
Jabil Inc.	3.950%	1/12/28	6,000	6,776
Jabil Inc.	3.600%	1/15/30	4,000	4,450
Jabil Inc.	3.000%	1/15/31	5,500	5,849
Juniper Networks Inc.	1.200%	12/10/25	2,475	2,504
Juniper Networks Inc.	3.750%	8/15/29	9,000	10,294
Juniper Networks Inc.	2.000%	12/10/30	3,600	3,547

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Juniper Networks Inc.	5.950%	3/15/41	3,605	4,709
	KLA Corp.	4.650%	11/1/24	10,775	12,254
	KLA Corp.	4.100%	3/15/29	11,041	13,203
	KLA Corp.	5.000%	3/15/49	4,325	6,017
	KLA Corp.	3.300%	3/1/50	3,025	3,375
	Lam Research Corp.	3.800%	3/15/25	4,901	5,487
	Lam Research Corp.	3.750%	3/15/26	11,500	13,158
	Lam Research Corp.	4.000%	3/15/29	10,425	12,453
	Lam Research Corp.	1.900%	6/15/30	6,884	7,139
	Lam Research Corp.	4.875%	3/15/49	5,850	8,475
	Lam Research Corp.	2.875%	6/15/50	8,000	8,604
	Lam Research Corp.	3.125%	6/15/60	4,900	5,446
[3,7]	Leidos Inc.	2.950%	5/15/23	6,000	6,323
[3,7]	Leidos Inc.	3.625%	5/15/25	6,800	7,607
[3,7]	Leidos Inc.	4.375%	5/15/30	6,500	7,767
[3,7]	Leidos Inc.	2.300%	2/15/31	9,000	9,178
	Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	5,358
	Marvell Technology Group Ltd.	4.875%	6/22/28	3,758	4,425
	Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,503
	Maxim Integrated Products Inc.	3.450%	6/15/27	625	700
	Microchip Technology Inc.	4.333%	6/1/23	5,000	5,410
	Micron Technology Inc.	2.497%	4/24/23	5,414	5,647
	Micron Technology Inc.	4.640%	2/6/24	3,000	3,334
	Micron Technology Inc.	4.975%	2/6/26	4,350	5,128
	Micron Technology Inc.	4.185%	2/15/27	8,000	9,490
	Micron Technology Inc.	5.327%	2/6/29	5,950	7,423
	Microsoft Corp.	2.400%	2/6/22	25,959	26,529
	Microsoft Corp.	2.375%	2/12/22	12,700	12,981
	Microsoft Corp.	2.650%	11/3/22	30,986	32,253
	Microsoft Corp.	2.000%	8/8/23	18,050	18,831
	Microsoft Corp.	2.875%	2/6/24	21,229	22,795
	Microsoft Corp.	2.700%	2/12/25	6,425	6,963
	Microsoft Corp.	3.125%	11/3/25	32,450	36,259
	Microsoft Corp.	2.400%	8/8/26	36,960	40,253
	Microsoft Corp.	3.300%	2/6/27	36,326	41,331
	Microsoft Corp.	3.500%	2/12/35	16,825	20,637
	Microsoft Corp.	4.200%	11/3/35	10,835	14,228
	Microsoft Corp.	3.450%	8/8/36	20,069	24,712
	Microsoft Corp.	4.100%	2/6/37	24,145	31,473
	Microsoft Corp.	3.500%	11/15/42	20,195	24,634
	Microsoft Corp.	3.750%	2/12/45	400	514
	Microsoft Corp.	4.450%	11/3/45	17,643	25,050
	Microsoft Corp.	3.700%	8/8/46	57,233	72,175
	Microsoft Corp.	2.525%	6/1/50	71,859	75,489
	Microsoft Corp.	4.000%	2/12/55	12,659	17,367
	Microsoft Corp.	3.950%	8/8/56	24,763	33,434
	Microsoft Corp.	2.675%	6/1/60	34,822	37,605
	Moody's Corp.	4.500%	9/1/22	4,908	5,187
	Moody's Corp.	4.875%	2/15/24	8,339	9,325
	Moody's Corp.	3.750%	3/24/25	6,000	6,728
	Moody's Corp.	3.250%	1/15/28	5,500	6,178
	Moody's Corp.	5.250%	7/15/44	5,515	7,613
	Moody's Corp.	3.250%	5/20/50	2,625	2,868
	Moody's Corp.	2.550%	8/18/60	4,200	3,929
	Motorola Solutions Inc.	4.000%	9/1/24	5,094	5,689

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Motorola Solutions Inc.	4.600%	2/23/28	6,000	7,229
	Motorola Solutions Inc.	4.600%	5/23/29	6,000	7,198
	Motorola Solutions Inc.	2.300%	11/15/30	8,500	8,634
	Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,809
	NetApp Inc.	3.300%	9/29/24	4,475	4,866
	NetApp Inc.	1.875%	6/22/25	4,000	4,175
	NetApp Inc.	2.375%	6/22/27	4,000	4,268
	NetApp Inc.	2.700%	6/22/30	7,976	8,559
	NVIDIA Corp.	3.200%	9/16/26	8,080	9,129
	NVIDIA Corp.	2.850%	4/1/30	14,018	15,682
	NVIDIA Corp.	3.500%	4/1/40	30,000	35,962
	NVIDIA Corp.	3.500%	4/1/50	23,685	28,573
	NVIDIA Corp.	3.700%	4/1/60	8,507	10,784
[3,7]	NXP BV	4.875%	3/1/24	9,250	10,419
[3,7]	NXP BV	5.350%	3/1/26	3,500	4,218
[3,7]	NXP BV	3.875%	6/18/26	2,000	2,289
[3,7]	NXP BV	3.150%	5/1/27	6,000	6,607
[3,7]	NXP BV	5.550%	12/1/28	2,000	2,545
[3,7]	NXP BV	4.300%	6/18/29	18,000	21,454
[3,7]	NXP BV	3.400%	5/1/30	11,240	12,729
	Oracle Corp.	2.500%	5/15/22	9,350	9,604
	Oracle Corp.	2.500%	10/15/22	22,810	23,706
	Oracle Corp.	2.625%	2/15/23	8,200	8,586
	Oracle Corp.	2.400%	9/15/23	25,208	26,484
	Oracle Corp.	3.400%	7/8/24	18,599	20,315
	Oracle Corp.	2.950%	11/15/24	32,430	35,185
	Oracle Corp.	2.500%	4/1/25	35,810	38,463
	Oracle Corp.	2.950%	5/15/25	16,357	17,889
	Oracle Corp.	2.650%	7/15/26	38,460	42,042
	Oracle Corp.	2.800%	4/1/27	31,890	35,067
	Oracle Corp.	3.250%	11/15/27	10,000	11,398
	Oracle Corp.	2.950%	4/1/30	36,865	41,102
	Oracle Corp.	4.300%	7/8/34	20,283	25,505
	Oracle Corp.	3.900%	5/15/35	13,600	16,596
	Oracle Corp.	3.850%	7/15/36	16,490	19,824
	Oracle Corp.	3.800%	11/15/37	10,000	11,970
	Oracle Corp.	6.125%	7/8/39	5,000	7,680
	Oracle Corp.	3.600%	4/1/40	39,120	45,768
	Oracle Corp.	5.375%	7/15/40	22,757	32,481
	Oracle Corp.	4.500%	7/8/44	9,527	12,384
	Oracle Corp.	4.125%	5/15/45	17,375	21,440
	Oracle Corp.	4.000%	7/15/46	31,436	38,458
	Oracle Corp.	4.000%	11/15/47	21,765	26,737
	Oracle Corp.	3.600%	4/1/50	45,300	52,744
	Oracle Corp.	4.375%	5/15/55	11,325	14,874
	Oracle Corp.	3.850%	4/1/60	36,140	44,034
	QUALCOMM Inc.	3.000%	5/20/22	6,730	6,972
	QUALCOMM Inc.	2.600%	1/30/23	7,747	8,105
	QUALCOMM Inc.	2.900%	5/20/24	9,707	10,435
	QUALCOMM Inc.	3.450%	5/20/25	9,042	10,069
	QUALCOMM Inc.	3.250%	5/20/27	12,500	14,158
[3,7]	QUALCOMM Inc.	1.300%	5/20/28	19,868	19,967
	QUALCOMM Inc.	2.150%	5/20/30	14,485	15,310
[3,7]	QUALCOMM Inc.	1.650%	5/20/32	17,048	17,019
	QUALCOMM Inc.	4.650%	5/20/35	9,700	12,934

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	4.800%	5/20/45	12,870	18,146
	QUALCOMM Inc.	4.300%	5/20/47	14,210	19,243
	QUALCOMM Inc.	3.250%	5/20/50	6,840	7,924
	RELX Capital Inc.	3.500%	3/16/23	6,300	6,705
	RELX Capital Inc.	4.000%	3/18/29	5,350	6,337
	RELX Capital Inc.	3.000%	5/22/30	5,398	5,998
	S&P Global Inc.	4.000%	6/15/25	6,225	7,075
	S&P Global Inc.	2.500%	12/1/29	5,300	5,770
	S&P Global Inc.	1.250%	8/15/30	7,400	7,335
	S&P Global Inc.	3.250%	12/1/49	6,500	7,577
	S&P Global Inc.	2.300%	8/15/60	9,950	9,398
	salesforce.com Inc.	3.250%	4/11/23	9,927	10,556
	salesforce.com Inc.	3.700%	4/11/28	12,050	14,175
[3,7]	Seagate HDD Cayman	4.091%	6/1/29	600	641
	Seagate HDD Cayman	5.750%	12/1/34	2,300	2,697
	ServiceNow Inc.	1.400%	9/1/30	12,500	12,175
	Texas Instruments Inc.	1.850%	5/15/22	4,400	4,488
	Texas Instruments Inc.	2.625%	5/15/24	4,297	4,587
	Texas Instruments Inc.	1.375%	3/12/25	7,863	8,129
	Texas Instruments Inc.	2.900%	11/3/27	7,497	8,364
	Texas Instruments Inc.	2.250%	9/4/29	9,329	10,018
	Texas Instruments Inc.	1.750%	5/4/30	6,300	6,483
	Texas Instruments Inc.	3.875%	3/15/39	11,500	14,345
	Texas Instruments Inc.	4.150%	5/15/48	15,083	20,074
	Thomson Reuters Corp.	4.300%	11/23/23	4,515	4,948
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,943
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	4,088
	Thomson Reuters Corp.	5.850%	4/15/40	4,111	5,682
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,699
	Verisk Analytics Inc.	4.125%	9/12/22	8,500	8,962
	Verisk Analytics Inc.	4.000%	6/15/25	6,250	7,069
	Verisk Analytics Inc.	4.125%	3/15/29	7,090	8,471
	Verisk Analytics Inc.	5.500%	6/15/45	4,300	6,091
	Verisk Analytics Inc.	3.625%	5/15/50	5,000	5,793
	VMware Inc.	2.950%	8/21/22	17,040	17,677
	VMware Inc.	4.500%	5/15/25	10,654	12,157
	VMware Inc.	4.650%	5/15/27	7,000	8,196
	VMware Inc.	3.900%	8/21/27	27,579	31,113
	VMware Inc.	4.700%	5/15/30	11,254	13,531
	Xilinx Inc.	2.950%	6/1/24	6,483	6,975
	Xilinx Inc.	2.375%	6/1/30	6,300	6,571
					5,215,123
Utilities (2.4%)
	AEP Texas Inc.	2.400%	10/1/22	2,400	2,477
	AEP Texas Inc.	3.950%	6/1/28	9,350	10,984
[3]	AEP Texas Inc.	2.100%	7/1/30	3,132	3,270
	AEP Texas Inc.	3.800%	10/1/47	3,000	3,539
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	5,117
	AEP Transmission Co. LLC	3.750%	12/1/47	4,150	5,034
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	5,758
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	4,789
	AEP Transmission Co. LLC	3.150%	9/15/49	3,985	4,400
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	6,946
[3,7]	AES Corp.	1.375%	1/15/26	9,400	9,464
[3,7]	AES Corp.	2.450%	1/15/31	9,300	9,416

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Alabama Power Co.	2.450%	3/30/22	9,500	9,722
[3]	Alabama Power Co.	3.550%	12/1/23	8,800	9,577
[3]	Alabama Power Co.	1.450%	9/15/30	12,800	12,873
	Alabama Power Co.	6.125%	5/15/38	1,900	2,846
	Alabama Power Co.	6.000%	3/1/39	3,124	4,634
	Alabama Power Co.	3.850%	12/1/42	1,850	2,260
	Alabama Power Co.	4.150%	8/15/44	4,900	6,195
	Alabama Power Co.	3.750%	3/1/45	6,825	8,198
	Alabama Power Co.	4.300%	1/2/46	4,950	6,514
[3]	Alabama Power Co.	3.700%	12/1/47	4,475	5,466
	Alabama Power Co.	3.450%	10/1/49	12,300	14,508
	Ameren Corp.	2.500%	9/15/24	2,000	2,124
	Ameren Corp.	3.650%	2/15/26	2,775	3,129
	Ameren Corp.	3.500%	1/15/31	10,387	11,932
	Ameren Illinois Co.	2.700%	9/1/22	3,170	3,276
	Ameren Illinois Co.	3.250%	3/1/25	2,065	2,266
	Ameren Illinois Co.	3.800%	5/15/28	4,875	5,673
	Ameren Illinois Co.	1.550%	11/15/30	5,000	5,020
	Ameren Illinois Co.	4.150%	3/15/46	775	979
	Ameren Illinois Co.	3.700%	12/1/47	5,325	6,493
	Ameren Illinois Co.	4.500%	3/15/49	3,950	5,400
	Ameren Illinois Co.	3.250%	3/15/50	3,155	3,610
[3]	American Electric Power Co. Inc.	3.650%	12/1/21	3,000	3,090
[3]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	2,006
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	2,024
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	3,264
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	6,229	7,410
	American Electric Power Co. Inc.	2.300%	3/1/30	5,425	5,664
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	3,818
	American Water Capital Corp.	3.850%	3/1/24	5,075	5,545
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,973
	American Water Capital Corp.	2.950%	9/1/27	11,000	12,124
	American Water Capital Corp.	3.450%	6/1/29	7,120	8,158
	American Water Capital Corp.	2.800%	5/1/30	3,000	3,309
	American Water Capital Corp.	6.593%	10/15/37	6,820	10,527
	American Water Capital Corp.	4.300%	12/1/42	1,000	1,311
	American Water Capital Corp.	4.300%	9/1/45	1,025	1,321
	American Water Capital Corp.	4.000%	12/1/46	1,025	1,277
	American Water Capital Corp.	3.750%	9/1/47	9,825	11,964
	American Water Capital Corp.	4.200%	9/1/48	10,500	13,697
	American Water Capital Corp.	4.150%	6/1/49	4,800	6,292
	American Water Capital Corp.	3.450%	5/1/50	5,000	5,931
	Appalachian Power Co.	3.400%	6/1/25	2,500	2,773
	Appalachian Power Co.	7.000%	4/1/38	1,880	2,884
	Appalachian Power Co.	4.400%	5/15/44	7,595	9,479
	Appalachian Power Co.	4.450%	6/1/45	2,625	3,346
[3]	Appalachian Power Co.	4.500%	3/1/49	9,420	12,431
[3]	Appalachian Power Co.	3.700%	5/1/50	9,150	11,003
	Arizona Public Service Co.	3.150%	5/15/25	4,265	4,678
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,810
	Arizona Public Service Co.	2.600%	8/15/29	3,000	3,276
	Arizona Public Service Co.	5.050%	9/1/41	1,505	2,049
	Arizona Public Service Co.	4.500%	4/1/42	4,875	6,267
	Arizona Public Service Co.	4.350%	11/15/45	3,600	4,621
	Arizona Public Service Co.	3.750%	5/15/46	8,250	10,082

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	4.200%	8/15/48	2,000	2,576
	Arizona Public Service Co.	3.350%	5/15/50	3,590	4,200
	Arizona Public Service Co.	2.650%	9/15/50	2,000	2,090
	Atmos Energy Corp.	3.000%	6/15/27	5,800	6,423
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,644
	Atmos Energy Corp.	1.500%	1/15/31	5,500	5,502
	Atmos Energy Corp.	5.500%	6/15/41	4,110	5,904
	Atmos Energy Corp.	4.150%	1/15/43	3,435	4,287
	Atmos Energy Corp.	4.125%	10/15/44	3,000	3,767
	Atmos Energy Corp.	4.125%	3/15/49	7,938	10,211
	Atmos Energy Corp.	3.375%	9/15/49	3,570	4,141
	Avangrid Inc.	3.150%	12/1/24	5,495	5,988
	Avangrid Inc.	3.800%	6/1/29	6,900	7,910
	Avista Corp.	4.350%	6/1/48	3,200	4,055
	Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,914
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,358
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	9,293
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,551	2,359
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	3,450	4,226
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	4,956
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,775	7,097
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,768
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,770
[3,7]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	18,805
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	881
[3,7]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	22,700	26,795
[3,7]	Berkshire Hathaway Energy Co.	1.650%	5/15/31	19,498	19,470
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	21,065
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	4,755
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	6,375	8,740
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	4,475	5,648
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	7,248	8,634
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	4,006	5,331
[3,7]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	32,899
[3,7]	Berkshire Hathaway Energy Co.	2.850%	5/15/51	19,545	20,083
	Black Hills Corp.	3.950%	1/15/26	4,300	4,843
	Black Hills Corp.	3.150%	1/15/27	3,375	3,664
	Black Hills Corp.	3.050%	10/15/29	2,905	3,167
	Black Hills Corp.	4.350%	5/1/33	4,745	5,728
	Black Hills Corp.	4.200%	9/15/46	3,200	3,929
	Black Hills Corp.	3.875%	10/15/49	1,865	2,180
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	718
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	10,690
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	220
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	148
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,792
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	594
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,826
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	4,048
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	5,105
	CenterPoint Energy Inc.	3.600%	11/1/21	2,400	2,463
	CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,809
	CenterPoint Energy Inc.	3.850%	2/1/24	11,850	12,945
	CenterPoint Energy Inc.	2.500%	9/1/24	2,500	2,658
	CenterPoint Energy Inc.	4.250%	11/1/28	3,700	4,375

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	7,858
	CenterPoint Energy Inc.	3.700%	9/1/49	2,075	2,388
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,666
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	8,218
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	3,000	3,020
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,863
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	300	367
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,705
	Cleco Corporate Holdings LLC	4.973%	5/1/46	2,975	3,483
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,619
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	5,529
	CMS Energy Corp.	3.000%	5/15/26	1,975	2,175
	CMS Energy Corp.	3.450%	8/15/27	2,975	3,349
	CMS Energy Corp.	4.875%	3/1/44	8,205	10,831
[3]	CMS Energy Corp.	4.750%	6/1/50	4,100	4,623
	CMS Energy Corp.	3.750%	12/1/50	2,000	2,043
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,871
[3]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	3,408
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	12,912
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	5,798
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,773
	Commonwealth Edison Co.	3.800%	10/1/42	7,761	9,313
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	3,295
	Commonwealth Edison Co.	3.700%	3/1/45	4,650	5,465
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	8,432
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	7,788
[3]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	7,208
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	13,046
[3]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	8,461
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	13,090
	Connecticut Light & Power Co.	2.500%	1/15/23	10,748	11,164
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,717
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,834
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	7,043
[3]	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	3,419
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	10,814
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,543
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	8,500	9,728
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,692
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	13,524
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	2,477
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	1,174
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	801
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	11,648
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	7,703
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	143
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	6,526
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	14,563
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	3,232	4,168
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	8,707
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	15,025	17,698
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	2,680
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	8,025	9,775
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	9,322
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	3,446

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,875	9,021
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,500	1,734
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	11,000	11,190
[3]	Consolidated Edison Inc.	0.650%	12/1/23	6,000	6,007
	Consumers Energy Co.	0.350%	6/1/23	5,000	5,006
	Consumers Energy Co.	3.375%	8/15/23	925	991
	Consumers Energy Co.	3.800%	11/15/28	3,000	3,523
	Consumers Energy Co.	3.950%	5/15/43	13,680	17,180
	Consumers Energy Co.	3.250%	8/15/46	3,275	3,720
	Consumers Energy Co.	3.950%	7/15/47	2,950	3,772
	Consumers Energy Co.	4.050%	5/15/48	5,500	7,201
	Consumers Energy Co.	4.350%	4/15/49	2,400	3,308
	Consumers Energy Co.	3.100%	8/15/50	5,350	6,127
	Consumers Energy Co.	3.500%	8/1/51	14,200	17,513
	Consumers Energy Co.	2.500%	5/1/60	5,300	5,318
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,351
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	6,740
[3]	Dominion Energy Inc.	2.750%	1/15/22	3,825	3,912
[3]	Dominion Energy Inc.	2.750%	9/15/22	450	465
	Dominion Energy Inc.	3.071%	8/15/24	2,100	2,262
	Dominion Energy Inc.	3.900%	10/1/25	3,550	4,054
[3]	Dominion Energy Inc.	2.850%	8/15/26	9,650	10,620
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,974
[3]	Dominion Energy Inc.	3.375%	4/1/30	21,424	24,349
[3]	Dominion Energy Inc.	6.300%	3/15/33	2,675	3,794
[3]	Dominion Energy Inc.	5.950%	6/15/35	7,360	10,283
	Dominion Energy Inc.	7.000%	6/15/38	3,600	5,477
[3]	Dominion Energy Inc.	4.900%	8/1/41	10,135	13,229
[3]	Dominion Energy Inc.	4.050%	9/15/42	4,989	5,970
	Dominion Energy Inc.	4.700%	12/1/44	3,375	4,400
[3]	Dominion Energy Inc.	4.600%	3/15/49	8,100	10,791
[3]	Dominion Energy Inc.	5.750%	10/1/54	625	694
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,637
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	7,692	11,387
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	2,184
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	8,650
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	4,550	7,206
	DTE Electric Co.	3.650%	3/15/24	5,485	5,964
	DTE Electric Co.	3.375%	3/1/25	150	166
	DTE Electric Co.	2.250%	3/1/30	6,800	7,291
[3]	DTE Electric Co.	2.625%	3/1/31	7,985	8,776
[3]	DTE Electric Co.	4.000%	4/1/43	1,971	2,440
	DTE Electric Co.	3.700%	3/15/45	5,750	6,937
	DTE Electric Co.	3.750%	8/15/47	6,927	8,587
	DTE Electric Co.	3.950%	3/1/49	8,800	11,407
	DTE Electric Co.	2.950%	3/1/50	4,450	4,985
[3]	DTE Energy Co.	2.600%	6/15/22	2,000	2,061
[3]	DTE Energy Co.	3.300%	6/15/22	3,883	4,023
[3]	DTE Energy Co.	0.550%	11/1/22	3,000	3,007
	DTE Energy Co.	2.250%	11/1/22	3,290	3,400
[3]	DTE Energy Co.	3.700%	8/1/23	5,325	5,751
[3]	DTE Energy Co.	3.500%	6/1/24	13,900	15,079
[3]	DTE Energy Co.	2.529%	10/1/24	2,000	2,130
[3]	DTE Energy Co.	1.050%	6/1/25	8,400	8,490
	DTE Energy Co.	2.850%	10/1/26	22,200	24,355

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Energy Co.	3.800%	3/15/27	15,450	17,725
[3]	DTE Energy Co.	3.400%	6/15/29	9,778	11,050
	DTE Energy Co.	2.950%	3/1/30	2,625	2,869
	DTE Energy Co.	6.375%	4/15/33	975	1,397
	Duke Energy Carolinas LLC	2.500%	3/15/23	225	234
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,506
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	697
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,000	5,905
[3]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,786
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	6,458
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	6,559
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	9,540
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	8,116
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,940
	Duke Energy Carolinas LLC	6.050%	4/15/38	5,675	8,522
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	13,638
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	8,620
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	7,996
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,650	5,541
	Duke Energy Carolinas LLC	3.875%	3/15/46	9,524	11,726
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	7,400
	Duke Energy Carolinas LLC	3.950%	3/15/48	3,399	4,227
	Duke Energy Carolinas LLC	3.200%	8/15/49	7,815	8,892
	Duke Energy Corp.	2.400%	8/15/22	11,385	11,729
	Duke Energy Corp.	3.050%	8/15/22	5,090	5,272
	Duke Energy Corp.	3.950%	10/15/23	3,850	4,181
	Duke Energy Corp.	3.750%	4/15/24	7,025	7,728
	Duke Energy Corp.	0.900%	9/15/25	6,548	6,535
	Duke Energy Corp.	2.650%	9/1/26	12,480	13,568
	Duke Energy Corp.	3.150%	8/15/27	7,775	8,645
	Duke Energy Corp.	3.400%	6/15/29	5,000	5,656
	Duke Energy Corp.	2.450%	6/1/30	15,000	15,952
	Duke Energy Corp.	4.800%	12/15/45	8,966	11,812
	Duke Energy Corp.	3.750%	9/1/46	19,234	22,365
	Duke Energy Corp.	3.950%	8/15/47	13,187	15,907
	Duke Energy Corp.	4.200%	6/15/49	7,234	9,182
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	12,774
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,643
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	9,835
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	7,245
	Duke Energy Florida LLC	6.350%	9/15/37	2,775	4,223
	Duke Energy Florida LLC	6.400%	6/15/38	4,975	7,689
	Duke Energy Florida LLC	5.650%	4/1/40	5,700	8,290
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	1,183
	Duke Energy Florida LLC	3.400%	10/1/46	5,965	6,788
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,597
[3]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,295	1,307
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,312	3,578
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,861
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,705
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,504
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	3,060	4,168
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	18,482
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	3,870	4,291
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	108

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	8,395
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,824
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,600	5,418
	Duke Energy Ohio Inc.	4.300%	2/1/49	4,600	5,967
	Duke Energy Progress LLC	2.800%	5/15/22	10,695	10,985
	Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,747
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	12,205
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	6,559
	Duke Energy Progress LLC	3.450%	3/15/29	6,912	7,930
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	6,457
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	7,835
	Duke Energy Progress LLC	4.100%	3/15/43	5,345	6,643
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	7,919
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	4,839
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	4,323
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	5,070
	Duke Energy Progress LLC	3.600%	9/15/47	1,025	1,233
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	2,422
[3,7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	1,036
[3,7]	East Ohio Gas Co.	3.000%	6/15/50	2,500	2,701
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	10,529	11,332
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,809
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,881
[3]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	5,000	5,475
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	4,000	5,125
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	3,478	4,392
	Edison International	2.400%	9/15/22	6,200	6,331
	Edison International	2.950%	3/15/23	7,875	8,181
	Edison International	5.750%	6/15/27	1,000	1,193
	Edison International	4.125%	3/15/28	5,197	5,776
	El Paso Electric Co.	6.000%	5/15/35	800	1,105
	El Paso Electric Co.	5.000%	12/1/44	3,200	3,755
	Emera US Finance LP	3.550%	6/15/26	1,049	1,175
	Emera US Finance LP	4.750%	6/15/46	11,925	15,158
	Enel Americas SA	4.000%	10/25/26	4,115	4,631
	Enel Chile SA	4.875%	6/12/28	7,075	8,379
	Entergy Arkansas LLC	3.700%	6/1/24	100	110
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	4,660
	Entergy Arkansas LLC	4.200%	4/1/49	2,000	2,596
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	6,144
	Entergy Corp.	4.000%	7/15/22	6,075	6,362
	Entergy Corp.	0.900%	9/15/25	7,500	7,496
	Entergy Corp.	2.950%	9/1/26	4,900	5,395
	Entergy Corp.	2.800%	6/15/30	9,541	10,292
	Entergy Corp.	3.750%	6/15/50	9,319	10,787
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,508
	Entergy Louisiana LLC	4.050%	9/1/23	5,850	6,354
	Entergy Louisiana LLC	0.620%	11/17/23	5,000	5,013
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,612
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,577
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	6,233
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	5,286
	Entergy Louisiana LLC	1.600%	12/15/30	4,700	4,731
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	7,969
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	12,220

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	5,843
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	18,662
	Entergy Louisiana LLC	4.200%	4/1/50	4,600	5,982
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	10,291
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	9,045
	Entergy Mississippi LLC	3.850%	6/1/49	3,800	4,657
	Entergy Texas Inc.	4.000%	3/30/29	2,000	2,343
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,997
	Entergy Texas Inc.	3.550%	9/30/49	7,585	8,746
	Essential Utilities Inc.	3.566%	5/1/29	4,000	4,539
	Essential Utilities Inc.	2.704%	4/15/30	6,000	6,501
	Essential Utilities Inc.	4.276%	5/1/49	4,000	5,014
	Essential Utilities Inc.	3.351%	4/15/50	5,000	5,584
	Evergy Inc.	2.450%	9/15/24	2,000	2,120
	Evergy Inc.	2.900%	9/15/29	10,500	11,375
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	6,804
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,950
	Evergy Kansas Central Inc.	4.125%	3/1/42	6,421	7,854
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	5,045
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,310	4,317
	Evergy Kansas Central Inc.	3.250%	9/1/49	2,700	3,058
	Evergy Metro Inc.	3.150%	3/15/23	2,600	2,736
[3]	Evergy Metro Inc.	2.250%	6/1/30	3,300	3,494
	Evergy Metro Inc.	5.300%	10/1/41	4,795	6,573
	Evergy Metro Inc.	4.200%	6/15/47	3,600	4,610
[3]	Eversource Energy	2.750%	3/15/22	3,525	3,616
[3]	Eversource Energy	3.800%	12/1/23	3,600	3,933
[3]	Eversource Energy	2.900%	10/1/24	4,151	4,477
[3]	Eversource Energy	0.800%	8/15/25	5,600	5,580
[3]	Eversource Energy	3.300%	1/15/28	8,850	9,876
[3]	Eversource Energy	4.250%	4/1/29	6,205	7,419
[3]	Eversource Energy	1.650%	8/15/30	7,510	7,468
	Eversource Energy	3.450%	1/15/50	5,850	6,679
	Exelon Corp.	3.497%	6/1/22	7,925	8,240
[3]	Exelon Corp.	3.950%	6/15/25	18,790	21,254
	Exelon Corp.	3.400%	4/15/26	7,075	7,948
	Exelon Corp.	4.050%	4/15/30	15,150	17,871
[3]	Exelon Corp.	4.950%	6/15/35	7,235	9,091
	Exelon Corp.	5.625%	6/15/35	3,775	5,090
	Exelon Corp.	5.100%	6/15/45	6,725	9,122
	Exelon Corp.	4.450%	4/15/46	8,126	10,332
	Exelon Corp.	4.700%	4/15/50	12,200	16,118
	Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,606
	Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,411
	Exelon Generation Co. LLC	3.250%	6/1/25	2,000	2,180
	Exelon Generation Co. LLC	6.250%	10/1/39	3,821	4,599
	Exelon Generation Co. LLC	5.750%	10/1/41	7,650	8,673
	Exelon Generation Co. LLC	5.600%	6/15/42	10,048	11,401
	Florida Power & Light Co.	2.750%	6/1/23	2,400	2,511
	Florida Power & Light Co.	3.250%	6/1/24	2,800	3,010
	Florida Power & Light Co.	2.850%	4/1/25	18,717	20,393
	Florida Power & Light Co.	3.125%	12/1/25	6,000	6,647
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,803
	Florida Power & Light Co.	5.650%	2/1/37	3,379	4,762
	Florida Power & Light Co.	5.950%	2/1/38	3,250	4,860

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.960%	4/1/39	11,319	17,185
	Florida Power & Light Co.	5.250%	2/1/41	975	1,389
	Florida Power & Light Co.	4.125%	2/1/42	5,425	6,880
	Florida Power & Light Co.	4.050%	6/1/42	4,600	5,834
	Florida Power & Light Co.	3.800%	12/15/42	3,535	4,406
	Florida Power & Light Co.	4.050%	10/1/44	2,973	3,815
	Florida Power & Light Co.	3.950%	3/1/48	18,054	23,375
	Florida Power & Light Co.	4.125%	6/1/48	3,550	4,667
	Florida Power & Light Co.	3.990%	3/1/49	13,981	18,302
	Florida Power & Light Co.	3.150%	10/1/49	9,675	11,096
	Fortis Inc.	3.055%	10/4/26	13,973	15,350
	Georgia Power Co.	2.850%	5/15/22	1,900	1,962
[3]	Georgia Power Co.	2.100%	7/30/23	5,200	5,424
	Georgia Power Co.	3.250%	4/1/26	8,250	9,176
	Georgia Power Co.	3.250%	3/30/27	3,500	3,865
[3]	Georgia Power Co.	2.650%	9/15/29	3,000	3,273
[3]	Georgia Power Co.	4.750%	9/1/40	4,625	6,025
	Georgia Power Co.	4.300%	3/15/42	9,290	11,798
	Georgia Power Co.	4.300%	3/15/43	6,555	8,302
[3]	Georgia Power Co.	3.700%	1/30/50	2,400	2,903
[3]	Gulf Power Co.	3.300%	5/30/27	2,325	2,617
	Iberdrola International BV	6.750%	7/15/36	3,735	5,720
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,484
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	5,542
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	14,568
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	5,154	6,004
	Indiana Michigan Power Co.	4.250%	8/15/48	2,100	2,659
	Interstate Power & Light Co.	3.250%	12/1/24	5,730	6,268
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	5,442
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	10,148
	Interstate Power & Light Co.	2.300%	6/1/30	3,000	3,165
	Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,605
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	3,357
[3,7]	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	5,082
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,628
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,912
	ITC Holdings Corp.	3.250%	6/30/26	4,865	5,411
	ITC Holdings Corp.	3.350%	11/15/27	6,485	7,297
	ITC Holdings Corp.	5.300%	7/1/43	6,156	8,175
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,716	3,423
	Kentucky Utilities Co.	5.125%	11/1/40	6,180	8,566
	Kentucky Utilities Co.	4.375%	10/1/45	4,900	6,347
	Kentucky Utilities Co.	3.300%	6/1/50	6,000	6,798
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	5,169
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	12,818
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	11,012
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,416
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	6,196
[3]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	3,836
[3]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	4,659
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	6,963
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	6,289
	MidAmerican Energy Co.	4.250%	5/1/46	4,205	5,446
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	3,996

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	9,887
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	11,411
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	5,735
[3]	Mississippi Power Co.	4.250%	3/15/42	4,400	5,354
	National Fuel Gas Co.	5.200%	7/15/25	1,921	2,154
	National Fuel Gas Co.	3.950%	9/15/27	1,900	2,014
	National Fuel Gas Co.	4.750%	9/1/28	11,000	11,781
	National Grid USA	5.803%	4/1/35	2,817	3,755
[3]	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	2,000	2,031
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	6,510	6,656
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,306	6,471
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,150	3,292
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,613
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	6,200	6,633
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,888
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	8,120
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,381
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	13,245
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	3,521
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,730	9,023
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	5,070
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	2,393
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	10,452	12,916
[3]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	50	53
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	3,204
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,916	11,878
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,350	10,951
[3]	Nevada Power Co.	3.700%	5/1/29	5,575	6,492
[3]	Nevada Power Co.	2.400%	5/1/30	10,044	10,731
[3]	Nevada Power Co.	6.650%	4/1/36	965	1,475
[3]	Nevada Power Co.	6.750%	7/1/37	1,575	2,382
[3]	Nevada Power Co.	3.125%	8/1/50	4,850	5,377
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,500	3,607
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,845	13,439
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,160
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	11,489	12,422
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	1,150	1,285
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	12,485	14,182

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	15,353
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	362
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	40,021	41,939
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	5,396
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,650
	NiSource Inc.	0.950%	8/15/25	12,758	12,835
	NiSource Inc.	3.490%	5/15/27	7,500	8,476
	NiSource Inc.	2.950%	9/1/29	8,020	8,760
	NiSource Inc.	3.600%	5/1/30	5,000	5,748
	NiSource Inc.	1.700%	2/15/31	11,000	10,929
	NiSource Inc.	5.950%	6/15/41	8,021	11,439
	NiSource Inc.	5.250%	2/15/43	3,120	4,255
	NiSource Inc.	4.800%	2/15/44	4,698	6,128
	NiSource Inc.	5.650%	2/1/45	767	1,104
	NiSource Inc.	4.375%	5/15/47	14,975	19,009
	Northern States Power Co.	2.150%	8/15/22	75	77
	Northern States Power Co.	2.600%	5/15/23	1,280	1,333
	Northern States Power Co.	6.250%	6/1/36	840	1,259
	Northern States Power Co.	6.200%	7/1/37	2,705	4,095
	Northern States Power Co.	5.350%	11/1/39	3,295	4,756
	Northern States Power Co.	4.000%	8/15/45	2,100	2,713
	Northern States Power Co.	3.600%	5/15/46	3,575	4,322
	Northern States Power Co.	3.600%	9/15/47	1,000	1,226
	Northern States Power Co.	2.900%	3/1/50	7,305	8,239
	Northern States Power Co.	2.600%	6/1/51	5,300	5,556
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,919
	NSTAR Electric Co.	2.375%	10/15/22	5,475	5,639
	NSTAR Electric Co.	3.200%	5/15/27	6,000	6,758
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,643
	NSTAR Electric Co.	5.500%	3/15/40	5,005	7,172
	NSTAR Electric Co.	4.400%	3/1/44	2,300	3,047
	Oglethorpe Power Corp.	5.950%	11/1/39	500	662
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	8,306
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,913
	Ohio Edison Co.	6.875%	7/15/36	4,180	5,668
	Ohio Power Co.	4.000%	6/1/49	4,178	5,244
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	4,053
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	2,268
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,734
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	4,683
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,768
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,339
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	3,336
[3,7]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,994
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	3,503
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	3,404
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,000	3,358
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,647
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	231
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	3,991
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,995
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	10,252
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,404	2,027
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	9,016
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	3,235

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	5,428
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	10,584
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	5,860
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	8,609
[3,7]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,421	5,204
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,610
	ONE Gas Inc.	4.658%	2/1/44	4,525	5,919
	ONE Gas Inc.	4.500%	11/1/48	3,000	4,020
	Pacific Gas & Electric Co.	1.750%	6/16/22	22,000	22,050
	Pacific Gas & Electric Co.	3.850%	11/15/23	8,100	8,605
	Pacific Gas & Electric Co.	3.750%	2/15/24	2,000	2,127
	Pacific Gas & Electric Co.	3.500%	6/15/25	4,000	4,282
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	1,075
	Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	27,051
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	5,074
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	22,167
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	19,079
	Pacific Gas & Electric Co.	4.550%	7/1/30	41,500	47,194
	Pacific Gas & Electric Co.	2.500%	2/1/31	17,000	16,988
	Pacific Gas & Electric Co.	4.500%	7/1/40	23,631	26,323
	Pacific Gas & Electric Co.	3.300%	8/1/40	10,200	10,191
	Pacific Gas & Electric Co.	4.750%	2/15/44	6,500	7,295
	Pacific Gas & Electric Co.	4.300%	3/15/45	6,000	6,392
	Pacific Gas & Electric Co.	3.950%	12/1/47	13,300	13,803
	Pacific Gas & Electric Co.	4.950%	7/1/50	33,977	40,489
	Pacific Gas & Electric Co.	3.500%	8/1/50	17,400	17,271
	PacifiCorp	2.950%	2/1/22	6,625	6,770
	PacifiCorp	2.950%	6/1/23	6,077	6,411
	PacifiCorp	3.600%	4/1/24	4,910	5,342
	PacifiCorp	3.500%	6/15/29	8,000	9,193
	PacifiCorp	2.700%	9/15/30	7,473	8,225
	PacifiCorp	7.700%	11/15/31	985	1,519
	PacifiCorp	5.250%	6/15/35	2,875	3,982
	PacifiCorp	6.100%	8/1/36	3,925	5,646
	PacifiCorp	5.750%	4/1/37	5,853	8,305
	PacifiCorp	6.250%	10/15/37	8,410	12,502
	PacifiCorp	6.350%	7/15/38	2,650	3,976
	PacifiCorp	6.000%	1/15/39	1,135	1,680
	PacifiCorp	4.100%	2/1/42	1,760	2,148
	PacifiCorp	4.125%	1/15/49	1,900	2,418
	PacifiCorp	3.300%	3/15/51	12,000	13,815
	PECO Energy Co.	2.375%	9/15/22	6,354	6,521
	PECO Energy Co.	5.950%	10/1/36	2,500	3,701
	PECO Energy Co.	4.150%	10/1/44	2,732	3,503
	PECO Energy Co.	3.000%	9/15/49	3,740	4,127
	PECO Energy Co.	2.800%	6/15/50	10,900	11,471
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,327	9,524
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,578
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,595	5,240
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	4,400	4,915
	Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	6,089
	Potomac Electric Power Co.	3.600%	3/15/24	6,983	7,577
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	6,236
	Potomac Electric Power Co.	4.150%	3/15/43	4,200	5,271
	PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,945

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Capital Funding Inc.	3.500%	12/1/22	2,415	2,532
	PPL Capital Funding Inc.	3.400%	6/1/23	11,120	11,815
	PPL Capital Funding Inc.	3.950%	3/15/24	275	300
	PPL Capital Funding Inc.	3.100%	5/15/26	1,779	1,963
	PPL Capital Funding Inc.	4.700%	6/1/43	2,630	3,273
	PPL Capital Funding Inc.	5.000%	3/15/44	5,749	7,392
	PPL Capital Funding Inc.	4.000%	9/15/47	2,225	2,599
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,411
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,276
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	5,016
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	5,509
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,624
	Progress Energy Inc.	3.150%	4/1/22	12,800	13,148
	Progress Energy Inc.	7.750%	3/1/31	250	372
	Progress Energy Inc.	7.000%	10/30/31	3,650	5,145
	Progress Energy Inc.	6.000%	12/1/39	6,382	9,007
	PSEG Power LLC	3.850%	6/1/23	11,050	11,864
	PSEG Power LLC	8.625%	4/15/31	3,295	4,989
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,936
[3]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	3,634
	Public Service Co. of Colorado	6.500%	8/1/38	75	117
	Public Service Co. of Colorado	3.600%	9/15/42	2,116	2,537
	Public Service Co. of Colorado	4.300%	3/15/44	2,675	3,482
	Public Service Co. of Colorado	3.800%	6/15/47	300	376
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,789
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	6,280
[3]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	8,301
[3]	Public Service Co. of Colorado	2.700%	1/15/51	3,500	3,742
	Public Service Co. of New Hampshire	3.500%	11/1/23	875	945
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	3,495
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,279
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,299
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,307
[3]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	8,231
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,711
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,256
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	5,265
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	758
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	11,114
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	3,758
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	8,242
[3]	Public Service Electric & Gas Co.	3.150%	1/1/50	7,300	8,373
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	9,462
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	4,669
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,977
	Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,215
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,983
	Public Service Enterprise Group Inc.	1.600%	8/15/30	24,864	24,442
	Puget Energy Inc.	6.000%	9/1/21	3,825	3,955
	Puget Energy Inc.	5.625%	7/15/22	9,501	10,086
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,666
	Puget Energy Inc.	4.100%	6/15/30	5,200	5,884
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,544
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,889
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	2,148

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Sound Energy Inc.	5.638%	4/15/41	925	1,301
	Puget Sound Energy Inc.	4.300%	5/20/45	4,005	5,057
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	6,704
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	2,800	2,818
	San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,580
	San Diego Gas & Electric Co.	4.500%	8/15/40	4,770	6,057
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	6,722
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	6,359
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	6,426
	Sempra Energy	2.900%	2/1/23	2,625	2,753
	Sempra Energy	4.050%	12/1/23	11,835	12,945
	Sempra Energy	3.750%	11/15/25	12,905	14,571
	Sempra Energy	3.250%	6/15/27	7,595	8,485
	Sempra Energy	3.400%	2/1/28	9,458	10,778
	Sempra Energy	3.800%	2/1/38	13,175	15,174
	Sempra Energy	6.000%	10/15/39	8,125	11,639
	Sempra Energy	4.000%	2/1/48	4,570	5,413
	Sierra Pacific Power Co.	2.600%	5/1/26	3,175	3,442
[3]	Southern California Edison Co.	1.845%	2/1/22	782	784
[3]	Southern California Edison Co.	2.400%	2/1/22	2,650	2,694
[3]	Southern California Edison Co.	3.400%	6/1/23	6,250	6,578
[3]	Southern California Edison Co.	3.500%	10/1/23	10,600	11,365
[3]	Southern California Edison Co.	3.700%	8/1/25	12,075	13,579
[3]	Southern California Edison Co.	1.200%	2/1/26	3,000	3,025
[3]	Southern California Edison Co.	3.650%	3/1/28	6,875	7,707
[3]	Southern California Edison Co.	4.200%	3/1/29	8,000	9,327
	Southern California Edison Co.	6.650%	4/1/29	850	1,067
	Southern California Edison Co.	2.850%	8/1/29	10,405	11,325
	Southern California Edison Co.	2.250%	6/1/30	6,000	6,229
	Southern California Edison Co.	6.000%	1/15/34	3,655	5,062
[3]	Southern California Edison Co.	5.750%	4/1/35	800	1,091
[3]	Southern California Edison Co.	5.350%	7/15/35	4,085	5,522
	Southern California Edison Co.	5.625%	2/1/36	2,445	3,120
[3]	Southern California Edison Co.	5.950%	2/1/38	2,800	3,782
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,983
	Southern California Edison Co.	5.500%	3/15/40	5,472	7,268
	Southern California Edison Co.	4.500%	9/1/40	6,882	8,278
	Southern California Edison Co.	4.050%	3/15/42	16,496	18,833
[3]	Southern California Edison Co.	3.900%	3/15/43	3,025	3,408
	Southern California Edison Co.	4.650%	10/1/43	5,575	6,893
[3]	Southern California Edison Co.	3.600%	2/1/45	3,900	4,295
	Southern California Edison Co.	4.000%	4/1/47	13,531	15,887
[3]	Southern California Edison Co.	4.125%	3/1/48	16,870	20,128
[3]	Southern California Edison Co.	4.875%	3/1/49	6,400	8,434
	Southern California Edison Co.	3.650%	2/1/50	7,700	8,714
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,594
	Southern California Gas Co.	3.200%	6/15/25	560	620
[3]	Southern California Gas Co.	2.600%	6/15/26	11,526	12,522
[3]	Southern California Gas Co.	2.550%	2/1/30	10,020	10,798
	Southern California Gas Co.	3.750%	9/15/42	4,075	4,833
[3]	Southern California Gas Co.	4.125%	6/1/48	5,300	6,814
[3]	Southern California Gas Co.	4.300%	1/15/49	4,500	5,945
[3]	Southern California Gas Co.	3.950%	2/15/50	2,900	3,620
	Southern Co.	2.950%	7/1/23	3,200	3,388
	Southern Co.	3.250%	7/1/26	13,633	15,249

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southern Co.	3.700%	4/30/30	7,200	8,324
	Southern Co.	4.250%	7/1/36	4,245	5,211
	Southern Co.	4.400%	7/1/46	17,910	22,406
[3]	Southern Co.	4.000%	1/15/51	5,000	5,271
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,775	6,442
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	5,500	5,532
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	9,178
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	1,232
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	5,529
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	12,295	15,480
[3]	Southern Power Co.	2.500%	12/15/21	5,125	5,221
	Southern Power Co.	4.150%	12/1/25	4,525	5,186
	Southern Power Co.	5.150%	9/15/41	4,990	6,120
	Southern Power Co.	5.250%	7/15/43	2,635	3,234
[3]	Southern Power Co.	4.950%	12/15/46	3,965	4,743
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,859
	Southwest Gas Corp.	2.200%	6/15/30	5,000	5,259
	Southwest Gas Corp.	3.800%	9/29/46	2,600	2,998
	Southwest Gas Corp.	4.150%	6/1/49	2,300	2,780
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	4,800	5,198
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	10,483
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	7,980
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	3,491	4,054
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	11,726
	Southwestern Public Service Co.	3.300%	6/15/24	200	215
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	5,375
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	9,522
	Southwestern Public Service Co.	3.700%	8/15/47	6,600	7,852
[3]	Southwestern Public Service Co.	4.400%	11/15/48	610	789
	Southwestern Public Service Co.	3.750%	6/15/49	6,000	7,304
[3]	Southwestern Public Service Co.	3.150%	5/1/50	8,750	9,759
	Tampa Electric Co.	4.100%	6/15/42	2,250	2,729
	Tampa Electric Co.	4.350%	5/15/44	2,300	2,896
	Tampa Electric Co.	4.300%	6/15/48	4,065	5,258
	Tampa Electric Co.	3.625%	6/15/50	2,000	2,407
	Toledo Edison Co.	6.150%	5/15/37	2,769	3,770
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,178
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,485
	Union Electric Co.	3.500%	4/15/24	4,990	5,409
	Union Electric Co.	2.950%	6/15/27	17,194	18,957
	Union Electric Co.	3.500%	3/15/29	3,650	4,202
	Union Electric Co.	2.950%	3/15/30	4,500	5,039
	Union Electric Co.	5.300%	8/1/37	3,782	5,079
	Union Electric Co.	8.450%	3/15/39	2,300	3,935
	Union Electric Co.	3.900%	9/15/42	175	213
	Union Electric Co.	3.650%	4/15/45	1,825	2,164
	Union Electric Co.	4.000%	4/1/48	8,500	10,672
	Union Electric Co.	3.250%	10/1/49	4,840	5,449
	Union Electric Co.	2.625%	3/15/51	7,500	7,847
	United Utilities plc	6.875%	8/15/28	75	97
	Veolia Environnement SA	6.750%	6/1/38	1,643	2,328
	Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,066
	Virginia Electric & Power Co.	3.450%	9/1/22	14,234	14,818
[3]	Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,348
	Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,836

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,769
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	16,384
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,914
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	7,733
[3]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	13,453
[3]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	3,212
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	4,256
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	4,835	7,050
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,737
	Virginia Electric & Power Co.	8.875%	11/15/38	1,165	2,128
	Virginia Electric & Power Co.	4.000%	1/15/43	16,955	21,154
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	5,505	7,384
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	9,965
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	3,380	4,304
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	8,950	11,486
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	6,604	8,207
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	14,782
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	2,800
	Virginia Electric & Power Co.	2.450%	12/15/50	8,500	8,543
[3]	Washington Gas Light Co.	3.796%	9/15/46	3,550	4,226
[3]	Washington Gas Light Co.	3.650%	9/15/49	4,285	5,136
	WEC Energy Group Inc.	0.550%	9/15/23	4,400	4,422
	WEC Energy Group Inc.	3.550%	6/15/25	3,300	3,675
	WEC Energy Group Inc.	1.375%	10/15/27	6,500	6,602
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	4,997
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	2,112
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	207
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	141
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,654
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,547
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	3,163
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	4,732
	Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,591
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	3,094
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	5,904
	Xcel Energy Inc.	0.500%	10/15/23	5,000	5,013
	Xcel Energy Inc.	3.300%	6/1/25	12,900	14,029
	Xcel Energy Inc.	4.000%	6/15/28	12,870	15,301
	Xcel Energy Inc.	2.600%	12/1/29	7,005	7,611
	Xcel Energy Inc.	3.400%	6/1/30	14,679	16,872
	Xcel Energy Inc.	6.500%	7/1/36	1,596	2,397
	Xcel Energy Inc.	3.500%	12/1/49	6,440	7,502
					5,357,454
Total Corporate Bonds (Cost $59,040,286)					65,479,305
Sovereign Bonds (4.0%)
[3]	African Development Bank	0.500%	4/22/22	14,700	14,763
[3]	African Development Bank	1.625%	9/16/22	14,500	14,851
[3]	African Development Bank	2.125%	11/16/22	31,950	33,091
	African Development Bank	0.750%	4/3/23	10,347	10,471
	African Development Bank	3.000%	9/20/23	12,900	13,858
[3]	Asian Development Bank	2.000%	2/16/22	38,025	38,798
[3]	Asian Development Bank	1.875%	2/18/22	17,415	17,745
[3]	Asian Development Bank	0.625%	4/7/22	27,450	27,609
[3]	Asian Development Bank	1.875%	7/19/22	43,920	45,067

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Asian Development Bank	1.875%	8/10/22	6,000	6,161
[3]	Asian Development Bank	1.750%	9/13/22	30,315	31,109
	Asian Development Bank	1.625%	1/24/23	23,100	23,772
[3]	Asian Development Bank	2.750%	3/17/23	26,500	27,974
[3]	Asian Development Bank	0.250%	7/14/23	49,000	49,028
[3]	Asian Development Bank	0.250%	10/6/23	47,800	47,816
	Asian Development Bank	2.625%	1/30/24	16,550	17,742
	Asian Development Bank	1.500%	10/18/24	27,500	28,702
[3]	Asian Development Bank	2.000%	1/22/25	13,225	14,089
[3]	Asian Development Bank	2.125%	3/19/25	13,404	14,372
	Asian Development Bank	0.625%	4/29/25	13,400	13,522
[3]	Asian Development Bank	0.375%	9/3/25	75,611	75,376
[3]	Asian Development Bank	2.000%	4/24/26	1,700	1,832
[3]	Asian Development Bank	2.625%	1/12/27	7,250	8,077
[3]	Asian Development Bank	2.375%	8/10/27	5,265	5,815
	Asian Development Bank	6.220%	8/15/27	2,175	2,870
[3]	Asian Development Bank	2.500%	11/2/27	46,115	51,383
[3]	Asian Development Bank	2.750%	1/19/28	450	510
[3]	Asian Development Bank	3.125%	9/26/28	15,188	17,793
[3]	Asian Development Bank	1.750%	9/19/29	6,040	6,429
[3]	Asian Development Bank	1.875%	1/24/30	10,865	11,689
[3]	Asian Development Bank	0.750%	10/8/30	19,000	18,513
	Asian Infrastructure Investment Bank	0.250%	9/29/23	20,000	20,007
	Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	13,591
	Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	14,217
	Canada	2.625%	1/25/22	11,000	11,284
	Canada	2.000%	11/15/22	25,890	26,768
	Canada	1.625%	1/22/25	26,500	27,723
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	10,680	11,108
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	2,300	2,401
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,500	1,710
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	8,500	8,412
	CNOOC Finance 2014 ULC	4.250%	4/30/24	19,775	21,453
	CNOOC Finance 2014 ULC	4.875%	4/30/44	8,865	10,904
	CNOOC Finance 2015 Australia Pty. Ltd.	4.200%	5/5/45	7,600	8,582
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	400	423
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	16,900	18,210
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,450	1,658
	CNOOC Petroleum North America ULC	7.875%	3/15/32	4,075	5,998
	CNOOC Petroleum North America ULC	6.400%	5/15/37	10,400	14,501
	CNOOC Petroleum North America ULC	7.500%	7/30/39	1,975	3,067
	Corp. Andina de Fomento	3.250%	2/11/22	2,000	2,055
	Corp. Andina de Fomento	4.375%	6/15/22	23,269	24,442
	Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,790
	Corp. Andina de Fomento	2.375%	5/12/23	1,500	1,549
	Corp. Andina de Fomento	3.750%	11/23/23	9,500	10,260
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,545
	Council Of Europe Development Bank	1.750%	9/26/22	8,300	8,521
	Council Of Europe Development Bank	2.625%	2/13/23	18,475	19,410
	Council Of Europe Development Bank	0.250%	10/20/23	10,875	10,879
	Council Of Europe Development Bank	2.500%	2/27/24	1,825	1,952
	Council Of Europe Development Bank	1.375%	2/27/25	11,435	11,892
	Ecopetrol SA	5.875%	9/18/23	15,725	17,573
	Ecopetrol SA	4.125%	1/16/25	16,775	18,285
	Ecopetrol SA	5.375%	6/26/26	14,000	16,100

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ecopetrol SA	6.875%	4/29/30	14,544	18,744
	Ecopetrol SA	7.375%	9/18/43	8,700	11,843
	Ecopetrol SA	5.875%	5/28/45	21,055	25,450
[3,7]	Electricite de France SA	4.750%	10/13/35	2,059	2,566
	Equinor ASA	3.150%	1/23/22	4,475	4,576
	Equinor ASA	2.450%	1/17/23	17,667	18,441
	Equinor ASA	2.650%	1/15/24	18,747	19,872
	Equinor ASA	3.700%	3/1/24	9,856	10,817
	Equinor ASA	3.250%	11/10/24	10,194	11,226
	Equinor ASA	7.250%	9/23/27	4,350	5,906
	Equinor ASA	3.625%	9/10/28	9,652	11,224
[7]	Equinor ASA	6.500%	12/1/28	225	301
	Equinor ASA	3.125%	4/6/30	17,391	19,653
	Equinor ASA	2.375%	5/22/30	8,400	8,915
	Equinor ASA	5.100%	8/17/40	11,100	15,595
	Equinor ASA	4.250%	11/23/41	3,100	3,901
	Equinor ASA	3.950%	5/15/43	3,025	3,660
	Equinor ASA	4.800%	11/8/43	12,295	16,489
	Equinor ASA	3.250%	11/18/49	5,521	6,143
	Equinor ASA	3.700%	4/6/50	18,200	21,838
[3]	European Bank for Reconstruction & Development	1.875%	2/23/22	14,300	14,576
[3]	European Bank for Reconstruction & Development	2.750%	3/7/23	24,750	26,109
[3]	European Bank for Reconstruction & Development	0.250%	7/10/23	18,700	18,711
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	2,097
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,367
	European Bank for Reconstruction & Development	0.500%	5/19/25	20,900	20,970
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	22,140
	European Investment Bank	2.875%	12/15/21	31,890	32,709
	European Investment Bank	2.250%	3/15/22	48,575	49,785
	European Investment Bank	2.625%	5/20/22	23,000	23,774
	European Investment Bank	2.375%	6/15/22	44,995	46,429
	European Investment Bank	2.250%	8/15/22	14,470	14,953
	European Investment Bank	1.375%	9/6/22	33,000	33,654
	European Investment Bank	2.000%	12/15/22	867	898
	European Investment Bank	2.500%	3/15/23	63,300	66,493
	European Investment Bank	1.375%	5/15/23	34,190	35,132
[3]	European Investment Bank	2.875%	8/15/23	32,200	34,435
	European Investment Bank	0.250%	9/15/23	47,000	47,054
[3]	European Investment Bank	3.125%	12/14/23	12,000	13,015
	European Investment Bank	3.250%	1/29/24	59,480	64,932
	European Investment Bank	2.625%	3/15/24	52,370	56,329
	European Investment Bank	2.250%	6/24/24	28,195	30,114
	European Investment Bank	2.500%	10/15/24	9,922	10,746
	European Investment Bank	1.875%	2/10/25	15,100	16,028
	European Investment Bank	1.625%	3/14/25	22,000	23,145
	European Investment Bank	0.625%	7/25/25	52,000	52,522
	European Investment Bank	0.375%	12/15/25	57,200	57,012
	European Investment Bank	2.125%	4/13/26	23,000	24,977
	European Investment Bank	2.375%	5/24/27	8,000	8,852

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	0.625%	10/21/27	4,000	3,978
	European Investment Bank	1.625%	10/9/29	3,060	3,234
	European Investment Bank	0.875%	5/17/30	3,000	2,975
	European Investment Bank	0.750%	9/23/30	17,010	16,623
	European Investment Bank	4.875%	2/15/36	14,460	21,315
[8]	Export Development Canada	1.750%	7/18/22	18,110	18,519
[8]	Export Development Canada	2.500%	1/24/23	5,250	5,493
[8]	Export Development Canada	1.375%	2/24/23	35,000	35,712
[8]	Export Development Canada	2.750%	3/15/23	8,850	9,336
[8]	Export Development Canada	2.625%	2/21/24	5,000	5,363
	Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,856
	Export-Import Bank of Korea	5.000%	4/11/22	800	846
	Export-Import Bank of Korea	3.000%	11/1/22	750	785
	Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,914
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,603
	Export-Import Bank of Korea	2.875%	1/21/25	13,400	14,525
	Export-Import Bank of Korea	1.875%	2/12/25	1,000	1,045
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,933
	Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,571
	Export-Import Bank of Korea	3.250%	8/12/26	425	481
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	4,320
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	19,053
[9]	FMS Wertmanagement	2.000%	8/1/22	46,500	47,815
[3]	Hydro-Quebec	8.400%	1/15/22	4,215	4,552
[3]	Hydro-Quebec	8.050%	7/7/24	7,240	9,069
[3]	Hydro-Quebec	8.500%	12/1/29	3,940	6,207
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,469
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	10,176
[3]	Inter-American Development Bank	2.125%	1/18/22	51,750	52,796
[3]	Inter-American Development Bank	1.750%	4/14/22	25,600	26,111
[3]	Inter-American Development Bank	1.750%	9/14/22	20,850	21,401
[3]	Inter-American Development Bank	3.000%	9/26/22	24,000	25,159
	Inter-American Development Bank	2.500%	1/18/23	57,275	59,944
	Inter-American Development Bank	0.500%	5/24/23	1,200	1,208
	Inter-American Development Bank	3.000%	10/4/23	34,050	36,624
	Inter-American Development Bank	0.250%	11/15/23	52,375	52,408
	Inter-American Development Bank	2.625%	1/16/24	28,201	30,206
	Inter-American Development Bank	3.000%	2/21/24	13,000	14,097
	Inter-American Development Bank	2.125%	1/15/25	21,000	22,461
[3]	Inter-American Development Bank	1.750%	3/14/25	25,500	26,938
	Inter-American Development Bank	0.875%	4/3/25	6,114	6,233
	Inter-American Development Bank	7.000%	6/15/25	6,750	8,590
	Inter-American Development Bank	0.625%	7/15/25	35,475	35,797
[3]	Inter-American Development Bank	2.000%	6/2/26	27,625	29,738
	Inter-American Development Bank	2.000%	7/23/26	5,600	6,036
	Inter-American Development Bank	2.375%	7/7/27	28,500	31,439
	Inter-American Development Bank	0.625%	9/16/27	33,700	33,408
	Inter-American Development Bank	3.125%	9/18/28	25,000	29,277
	Inter-American Development Bank	2.250%	6/18/29	5,300	5,851
[3]	Inter-American Development Bank	3.875%	10/28/41	350	483
	Inter-American Development Bank	3.200%	8/7/42	6,875	8,685
	Inter-American Development Bank	4.375%	1/24/44	4,600	6,868
[3]	International Bank for Reconstruction & Development	2.125%	12/13/21	15,270	15,551

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	2.000%	1/26/22	59,250	60,395
[3]	International Bank for Reconstruction & Development	1.625%	2/10/22	56,785	57,696
	International Bank for Reconstruction & Development	2.125%	7/1/22	43,075	44,323
	International Bank for Reconstruction & Development	7.625%	1/19/23	19,955	22,957
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,020	6,232
[3]	International Bank for Reconstruction & Development	1.875%	6/19/23	64,975	67,611
	International Bank for Reconstruction & Development	3.000%	9/27/23	62,868	67,605
	International Bank for Reconstruction & Development	0.250%	11/24/23	60,000	60,039
	International Bank for Reconstruction & Development	2.500%	3/19/24	34,720	37,192
[3]	International Bank for Reconstruction & Development	1.500%	8/28/24	27,910	29,116
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	51,137
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,960	18,866
	International Bank for Reconstruction & Development	0.750%	3/11/25	31,950	32,424
	International Bank for Reconstruction & Development	0.625%	4/22/25	44,940	45,366
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	59,899
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	40,965
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	52,143
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	22,135
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	631
[3]	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	16,770
	International Bank for Reconstruction & Development	0.750%	11/24/27	35,000	35,028
[3]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	13,505
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	14,838
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	35,970
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	3,566
[3]	International Finance Corp.	2.000%	10/24/22	21,204	21,896
	International Finance Corp.	0.500%	3/20/23	400	403
[3]	International Finance Corp.	2.875%	7/31/23	21,765	23,223
[3]	International Finance Corp.	1.375%	10/16/24	12,260	12,742
[3]	International Finance Corp.	0.375%	7/16/25	7,000	6,985
[3]	International Finance Corp.	2.125%	4/7/26	15,290	16,586
	International Finance Corp.	0.750%	8/27/30	8,965	8,746
[10]	Japan Bank for International Cooperation	3.125%	7/20/21	7,225	7,337

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Japan Bank for International Cooperation	2.500%	6/1/22	7,502	7,734
[10]	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,637
[10]	Japan Bank for International Cooperation	1.625%	10/17/22	5,900	6,038
[10]	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	23,029
[10]	Japan Bank for International Cooperation	1.750%	1/23/23	20,000	20,577
[10]	Japan Bank for International Cooperation	0.625%	5/22/23	46,000	46,302
[10]	Japan Bank for International Cooperation	3.250%	7/20/23	18,223	19,551
[3,10]	Japan Bank for International Cooperation	3.375%	7/31/23	225	242
[10]	Japan Bank for International Cooperation	0.375%	9/15/23	27,000	27,013
[10]	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	20,476
[10]	Japan Bank for International Cooperation	2.500%	5/23/24	14,000	14,966
[3,10]	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	17,651
[10]	Japan Bank for International Cooperation	1.750%	10/17/24	8,400	8,795
[3,10]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	15,386
[10]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	16,994
[3,10]	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,736
[3,10]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	19,497
[10]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	21,333
[10]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	14,334
[10]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	24,521
[10]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	14,125
[10]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	19,144
[10]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	7,492
[10]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	9,336
[10]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	5,251
[10]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,915
[3,9]	KFW	3.125%	12/15/21	54,665	56,147
[9]	KFW	2.625%	1/25/22	32,500	33,339
[9]	KFW	2.500%	2/15/22	59,200	60,705
[9]	KFW	2.125%	3/7/22	50,000	51,134
[9]	KFW	2.125%	6/15/22	52,200	53,666
[9]	KFW	1.750%	8/22/22	25,675	26,328
[9]	KFW	2.000%	10/4/22	24,875	25,661
[9]	KFW	2.375%	12/29/22	54,000	56,337
[9]	KFW	2.125%	1/17/23	23,700	24,626
[9]	KFW	1.625%	2/15/23	42,370	43,607
[9]	KFW	0.250%	10/19/23	55,000	54,943
[9]	KFW	2.625%	2/28/24	30,500	32,767
[9]	KFW	1.375%	8/5/24	5,200	5,370
[9]	KFW	2.500%	11/20/24	49,500	53,648
[9]	KFW	2.000%	5/2/25	16,640	17,786
[9]	KFW	0.375%	7/18/25	77,950	77,819
[9]	KFW	2.875%	4/3/28	18,635	21,427
[9]	KFW	1.750%	9/14/29	7,225	7,689
[9]	KFW	0.750%	9/30/30	34,750	33,925
[9]	KFW	0.000%	4/18/36	13,280	10,613
[9]	KFW	0.000%	6/29/37	27,892	21,927
	Korea Development Bank	2.625%	2/27/22	13,069	13,400
	Korea Development Bank	3.000%	9/14/22	31,150	32,408
	Korea Development Bank	3.375%	3/12/23	24,200	25,764
	Korea Development Bank	2.750%	3/19/23	3,100	3,258
	Korea Development Bank	3.750%	1/22/24	14,400	15,724
	Korea Development Bank	3.250%	2/19/24	1,000	1,079
	Korea Development Bank	2.125%	10/1/24	4,300	4,528
	Korea Development Bank	3.000%	1/13/26	1,100	1,216

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,9]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,401
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,401
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	17,338
[3,9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	6,175	6,190
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,796
[3,9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	9,657
[3,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	25,742
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	21,339
	Nordic Investment Bank	2.125%	2/1/22	9,000	9,185
	Nordic Investment Bank	1.375%	10/17/22	6,100	6,227
	Nordic Investment Bank	0.375%	5/19/23	17,000	17,035
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,326
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,642
	Nordic Investment Bank	0.375%	9/11/25	22,100	22,021
	North American Development Bank	2.400%	10/26/22	909	934
[11]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	5,000	5,131
[11]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	1,000	1,024
[3,11]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,000	6,336
[11]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,397
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,175	13,730
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	21,035
[3]	Oriental Republic of Uruguay	8.000%	11/18/22	2,103	2,295
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	11,254
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	10,873
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	19,404	23,818
	Oriental Republic of Uruguay	7.875%	1/15/33	200	319
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	8,477
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	7,029	8,733
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	38,010	53,166
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	26,391	36,650
[3,12]	Petroleos Mexicanos	2.290%	2/15/24	525	540
[12]	Petroleos Mexicanos	2.378%	4/15/25	855	891
	Province of Alberta	2.200%	7/26/22	20,105	20,707
	Province of Alberta	3.350%	11/1/23	17,910	19,390
	Province of Alberta	2.950%	1/23/24	12,350	13,288
	Province of Alberta	1.875%	11/13/24	15,000	15,750
	Province of Alberta	1.000%	5/20/25	12,395	12,554
	Province of Alberta	3.300%	3/15/28	14,000	16,129
	Province of Alberta	1.300%	7/22/30	25,282	24,643
	Province of British Columbia	2.000%	10/23/22	17,150	17,685
	Province of British Columbia	2.250%	6/2/26	1,150	1,249
	Province of British Columbia	7.250%	9/1/36	2,681	4,497
	Province of Manitoba	2.125%	5/4/22	1,655	1,696
	Province of Manitoba	2.100%	9/6/22	7,100	7,312
[3]	Province of Manitoba	2.600%	4/16/24	9,700	10,391
	Province of Manitoba	3.050%	5/14/24	4,800	5,214
	Province of Manitoba	2.125%	6/22/26	9,782	10,514
	Province of New Brunswick	2.500%	12/12/22	4,005	4,164
	Province of New Brunswick	3.625%	2/24/28	5,300	6,146
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,315
	Province of Ontario	2.400%	2/8/22	16,000	16,380
	Province of Ontario	2.550%	4/25/22	17,100	17,615
	Province of Ontario	2.250%	5/18/22	27,900	28,665
	Province of Ontario	2.450%	6/29/22	1,525	1,575
	Province of Ontario	2.200%	10/3/22	16,725	17,268

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Ontario	1.750%	1/24/23	16,335	16,824
	Province of Ontario	3.400%	10/17/23	35,765	38,757
	Province of Ontario	3.050%	1/29/24	20,050	21,673
	Province of Ontario	3.200%	5/16/24	10,000	10,925
	Province of Ontario	2.500%	4/27/26	8,000	8,738
	Province of Ontario	2.300%	6/15/26	20,000	21,698
	Province of Ontario	2.000%	10/2/29	17,000	17,913
	Province of Ontario	1.125%	10/7/30	14,200	14,016
	Province of Quebec	2.375%	1/31/22	8,000	8,180
	Province of Quebec	2.625%	2/13/23	34,919	36,620
[3]	Province of Quebec	7.125%	2/9/24	8,950	10,751
[3]	Province of Quebec	2.875%	10/16/24	10,000	10,913
[3]	Province of Quebec	1.500%	2/11/25	16,354	16,863
	Province of Quebec	0.600%	7/23/25	22,600	22,507
	Province of Quebec	2.500%	4/20/26	500	547
	Province of Quebec	2.750%	4/12/27	43,050	47,959
[3]	Province of Quebec	7.500%	9/15/29	11,407	17,065
	Province of Quebec	1.350%	5/28/30	14,200	14,317
	Province of Saskatchewan	8.500%	7/15/22	2,707	3,032
	Republic of Chile	2.250%	10/30/22	1,000	1,035
	Republic of Chile	3.125%	3/27/25	7,330	8,063
	Republic of Chile	3.125%	1/21/26	8,894	9,863
[3]	Republic of Chile	3.240%	2/6/28	16,810	19,038
[3]	Republic of Chile	2.450%	1/31/31	14,900	15,950
[3]	Republic of Chile	2.550%	1/27/32	9,200	9,899
	Republic of Chile	3.625%	10/30/42	1,250	1,464
	Republic of Chile	3.860%	6/21/47	10,200	12,433
[3]	Republic of Chile	3.500%	1/25/50	21,000	24,017
[3]	Republic of Colombia	2.625%	3/15/23	22,050	22,777
[3]	Republic of Colombia	4.000%	2/26/24	23,633	25,550
	Republic of Colombia	8.125%	5/21/24	1,800	2,209
[3]	Republic of Colombia	4.500%	1/28/26	22,717	25,723
[3]	Republic of Colombia	3.875%	4/25/27	13,450	14,970
[3]	Republic of Colombia	4.500%	3/15/29	14,500	16,781
[3]	Republic of Colombia	3.000%	1/30/30	7,800	8,198
[3]	Republic of Colombia	3.125%	4/15/31	4,500	4,779
	Republic of Colombia	10.375%	1/28/33	3,775	6,091
	Republic of Colombia	7.375%	9/18/37	9,850	14,397
	Republic of Colombia	6.125%	1/18/41	23,100	30,951
[3]	Republic of Colombia	5.625%	2/26/44	22,550	29,177
[3]	Republic of Colombia	5.000%	6/15/45	50,320	61,557
[3]	Republic of Colombia	5.200%	5/15/49	17,200	21,768
[3]	Republic of Colombia	4.125%	5/15/51	22,800	25,331
	Republic of Finland	6.950%	2/15/26	1,000	1,297
	Republic of Hungary	6.375%	3/29/21	20,199	20,477
	Republic of Hungary	5.375%	2/21/23	27,100	29,675
	Republic of Hungary	5.750%	11/22/23	175	199
	Republic of Hungary	5.375%	3/25/24	10,000	11,376
	Republic of Hungary	7.625%	3/29/41	11,665	20,691
	Republic of Indonesia	2.950%	1/11/23	2,475	2,580
	Republic of Indonesia	4.450%	2/11/24	6,900	7,633
	Republic of Indonesia	3.500%	1/11/28	19,400	21,703
	Republic of Indonesia	4.100%	4/24/28	7,850	9,116
	Republic of Indonesia	4.750%	2/11/29	9,150	11,083
	Republic of Indonesia	3.400%	9/18/29	3,650	4,079

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	2.850%	2/14/30	6,800	7,310
	Republic of Indonesia	3.850%	10/15/30	17,800	20,692
[3,7]	Republic of Indonesia	4.750%	7/18/47	4,400	5,506
	Republic of Indonesia	4.350%	1/11/48	14,695	17,504
	Republic of Indonesia	5.350%	2/11/49	8,550	11,713
	Republic of Indonesia	3.700%	10/30/49	11,725	12,825
	Republic of Indonesia	4.200%	10/15/50	20,700	24,686
	Republic of Indonesia	4.450%	4/15/70	11,035	13,518
	Republic of Italy	6.875%	9/27/23	24,693	28,647
	Republic of Italy	2.375%	10/17/24	24,000	25,202
	Republic of Italy	1.250%	2/17/26	16,100	16,043
	Republic of Italy	2.875%	10/17/29	20,600	21,610
	Republic of Italy	5.375%	6/15/33	21,495	27,573
	Republic of Italy	4.000%	10/17/49	21,600	23,772
	Republic of Korea	3.875%	9/11/23	1,200	1,311
	Republic of Korea	5.625%	11/3/25	1,511	1,862
	Republic of Korea	2.750%	1/19/27	33,400	36,455
	Republic of Korea	1.000%	9/16/30	7,500	7,345
	Republic of Korea	4.125%	6/10/44	5,835	7,901
	Republic of Korea	3.875%	9/20/48	5,693	7,570
[3]	Republic of Panama	4.000%	9/22/24	12,867	14,234
[3]	Republic of Panama	3.750%	3/16/25	12,636	13,979
	Republic of Panama	7.125%	1/29/26	7,622	9,718
	Republic of Panama	8.875%	9/30/27	4,896	7,014
[3]	Republic of Panama	3.875%	3/17/28	10,390	11,948
	Republic of Panama	9.375%	4/1/29	8,380	13,010
[3]	Republic of Panama	3.160%	1/23/30	6,500	7,231
[3]	Republic of Panama	2.252%	9/29/32	8,000	8,270
[3]	Republic of Panama	6.700%	1/26/36	21,063	31,226
[3]	Republic of Panama	4.500%	5/15/47	6,643	8,553
[3]	Republic of Panama	4.500%	4/16/50	16,968	21,804
[3]	Republic of Panama	4.300%	4/29/53	13,050	16,492
[3]	Republic of Panama	4.500%	4/1/56	29,356	37,869
[3]	Republic of Panama	3.870%	7/23/60	24,375	28,762
	Republic of Peru	7.350%	7/21/25	900	1,153
[3]	Republic of Peru	2.392%	1/23/26	3,500	3,734
	Republic of Peru	4.125%	8/25/27	2,300	2,701
	Republic of Peru	2.844%	6/20/30	7,925	8,775
[3]	Republic of Peru	2.783%	1/23/31	14,550	15,987
[3]	Republic of Peru	1.862%	12/1/32	14,100	14,241
	Republic of Peru	8.750%	11/21/33	27,093	46,277
[3]	Republic of Peru	6.550%	3/14/37	10,180	15,451
	Republic of Peru	5.625%	11/18/50	22,333	35,068
[3]	Republic of Peru	2.780%	12/1/60	5,000	4,994
[3]	Republic of Peru	3.230%	7/28/21	20,900	20,874
[3]	Republic of Peru	3.230%	7/28/21	2,500	2,497
	Republic of Poland	5.125%	4/21/21	4,120	4,171
	Republic of Poland	5.000%	3/23/22	19,385	20,453
	Republic of Poland	3.000%	3/17/23	24,675	26,002
	Republic of Poland	4.000%	1/22/24	17,000	18,785
	Republic of Poland	3.250%	4/6/26	14,350	16,150
	Republic of the Philippines	4.200%	1/21/24	8,400	9,324
	Republic of the Philippines	9.500%	10/21/24	2,170	2,891
	Republic of the Philippines	10.625%	3/16/25	8,525	12,074
	Republic of the Philippines	5.500%	3/30/26	9,350	11,617

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	3.000%	2/1/28	46,550	51,527
	Republic of the Philippines	3.750%	1/14/29	14,000	16,354
	Republic of the Philippines	9.500%	2/2/30	7,100	11,715
	Republic of the Philippines	2.457%	5/5/30	11,800	12,715
	Republic of the Philippines	7.750%	1/14/31	13,750	21,227
	Republic of the Philippines	1.648%	6/10/31	3,284	3,314
	Republic of the Philippines	6.375%	1/15/32	10,004	14,318
	Republic of the Philippines	6.375%	10/23/34	20,540	30,194
	Republic of the Philippines	5.000%	1/13/37	9,150	12,101
	Republic of the Philippines	3.950%	1/20/40	19,799	23,673
	Republic of the Philippines	3.700%	3/1/41	17,108	19,824
	Republic of the Philippines	3.700%	2/2/42	15,338	17,855
	Republic of the Philippines	2.950%	5/5/45	21,130	22,432
	Republic of the Philippines	2.650%	12/10/45	9,528	9,628
[3,7]	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	450	578
	State of Israel	4.000%	6/30/22	8,200	8,640
	State of Israel	3.150%	6/30/23	2,400	2,562
	State of Israel	2.875%	3/16/26	24,900	27,411
	State of Israel	3.250%	1/17/28	6,795	7,758
	State of Israel	2.500%	1/15/30	2,125	2,300
	State of Israel	2.750%	7/3/30	20,127	22,173
	State of Israel	4.500%	1/30/43	10,330	13,643
	State of Israel	4.125%	1/17/48	9,725	12,508
	State of Israel	3.375%	1/15/50	23,825	26,336
	State of Israel	3.875%	7/3/50	19,450	23,410
	State of Israel	4.500%	4/3/20	10,450	13,833
	Svensk Exportkredit AB	2.000%	8/30/22	18,520	19,054
	Svensk Exportkredit AB	1.625%	11/14/22	8,800	9,018
[3]	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,864
[3]	Svensk Exportkredit AB	0.250%	9/29/23	15,000	14,985
[3]	Svensk Exportkredit AB	0.375%	7/30/24	5,200	5,198
[3]	Svensk Exportkredit AB	0.625%	5/14/25	14,300	14,369
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	20,662
	Syngenta Finance NV	3.125%	3/28/22	9,895	10,043
[3]	United Mexican States	8.000%	9/24/22	360	405
	United Mexican States	4.000%	10/2/23	18,372	20,117
	United Mexican States	3.600%	1/30/25	21,771	24,221
[3]	United Mexican States	3.900%	4/27/25	10,750	12,053
	United Mexican States	4.125%	1/21/26	25,790	29,635
	United Mexican States	4.150%	3/28/27	35,155	40,558
	United Mexican States	3.750%	1/11/28	22,600	25,460
	United Mexican States	4.500%	4/22/29	17,500	20,522
[3]	United Mexican States	3.250%	4/16/30	37,600	40,693
[3]	United Mexican States	2.659%	5/24/31	13,000	13,292
[3]	United Mexican States	8.300%	8/15/31	4,390	6,684
[3]	United Mexican States	4.750%	4/27/32	39,700	47,816
[3]	United Mexican States	7.500%	4/8/33	4,200	6,082
[3]	United Mexican States	6.750%	9/27/34	6,810	9,594
	United Mexican States	6.050%	1/11/40	26,032	34,938
[3]	United Mexican States	4.750%	3/8/44	41,483	49,341
	United Mexican States	5.550%	1/21/45	12,575	16,502
	United Mexican States	4.600%	1/23/46	23,191	27,046
	United Mexican States	4.350%	1/15/47	24,459	27,908
	United Mexican States	4.600%	2/10/48	24,096	28,289

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Mexican States	4.500%	1/31/50	26,600	31,208
[3]	United Mexican States	5.000%	4/27/51	31,300	39,033
[3]	United Mexican States	3.771%	5/24/61	24,850	25,906
[3]	United Mexican States	5.750%	10/12/10	34,107	45,290
Total Sovereign Bonds (Cost $8,245,540)					8,855,002
Taxable Municipal Bonds (0.8%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,855	1,964
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	3,524
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	5,891
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	400	587
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	6,245	9,277
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	2,405	3,415
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	750	1,245
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	5,300	9,950
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	4,729
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,840	4,433
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,008	22,407
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	4,975	9,107
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	12,809
	California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	8,975	9,182
	California GO	5.700%	11/1/21	14,805	15,473
	California GO	2.367%	4/1/22	9,245	9,478
	California GO	3.375%	4/1/25	8,500	9,497
	California GO	2.650%	4/1/26	5,000	5,505
	California GO	3.500%	4/1/28	5,500	6,417
	California GO	2.500%	10/1/29	7,630	8,398
	California GO	1.750%	11/1/30	8,735	8,986
	California GO	4.500%	4/1/33	8,800	10,637
	California GO	7.500%	4/1/34	25,880	43,133
	California GO	4.600%	4/1/38	11,425	13,737
	California GO	7.550%	4/1/39	29,545	51,875
	California GO	7.300%	10/1/39	17,690	29,200
	California GO	7.350%	11/1/39	21,350	35,461
	California GO	7.625%	3/1/40	10,015	17,381
	California GO	7.600%	11/1/40	2,245	4,061

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University Systemwide Revenue	3.899%	11/1/47	4,275	5,235
	California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,576
	California State University Systemwide Revenue	2.975%	11/1/51	5,145	5,495
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	969
	Chicago IL GO	7.045%	1/1/29	4,950	5,372
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,110	7,325
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	12,842
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	8,217
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	4,835	6,991
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,596
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	5,989
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	8,788
	Connecticut GO	5.090%	10/1/30	800	974
	Connecticut GO	5.850%	3/15/32	9,890	13,822
	Cook County IL GO	6.229%	11/15/34	2,695	3,793
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,250
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,920	4,461
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	4,215
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	3,150	4,385
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,521
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,500	13,371
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	3,824
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	14,989
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	5,574
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	10,543
	Florida State Board of Administration Finance Corp.	1.258%	7/1/25	14,350	14,679
	Florida State Board of Administration Finance Corp.	1.705%	7/1/27	9,775	10,146
	Florida State Board of Administration Finance Corp.	2.154%	7/1/30	13,700	14,415
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	3,524	3,784
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	8,451	12,852
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,576	10,164
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,024	7,262
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	1,700	1,785
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	19,275	20,158

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	3,030	3,230
	Houston TX GO	6.290%	3/1/32	11,480	14,569
	Houston TX GO	3.961%	3/1/47	1,270	1,569
	Illinois GO	4.950%	6/1/23	1,507	1,544
	Illinois GO	5.100%	6/1/33	48,005	51,664
	Illinois GO	6.630%	2/1/35	1,675	1,919
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	6,098
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,856
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	2,285	2,929
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	3,414
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	4,218
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	135	184
[14]	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	2,025	2,645
	Los Angeles CA Community College District GO	1.606%	8/1/28	6,400	6,639
	Los Angeles CA Community College District GO	1.806%	8/1/30	3,100	3,201
	Los Angeles CA Community College District GO	2.106%	8/1/32	9,600	10,005
	Los Angeles CA Community College District GO	6.750%	8/1/49	4,955	8,904
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	2,516
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	6,555	11,479
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,265	2,355
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	4,552
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,920	21,049
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,851
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	9,158
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,520
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	2,721
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,625	2,721
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	1,235
	Massachusetts GO	4.200%	12/1/21	4,475	4,634
	Massachusetts GO	4.500%	8/1/31	350	449
	Massachusetts GO	5.456%	12/1/39	5,250	7,738
	Massachusetts GO	2.514%	7/1/41	6,825	7,143
	Massachusetts GO	2.813%	9/1/43	7,000	7,706
	Massachusetts GO	2.900%	9/1/49	3,425	3,686
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	2,270
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	4,030

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	2,800	3,012
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	9,160
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,375	4,883
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,334
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	8,201
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	6,780
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	933
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	13,050	14,405
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	6,880
	Michigan State Building Authority Revenue Refunding taxable BDS 2020 II	2.705%	10/15/40	4,450	4,555
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,318
	Mississippi GO	5.245%	11/1/34	2,820	3,742
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,410	5,149
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	4,423
[15]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	13,920
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	4,145	4,358
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	6.561%	12/15/40	3,550	4,902
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	5,370	5,563
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	9,124
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	12,367	20,739
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	16,751	27,353
	New York City NY GO	5.517%	10/1/37	3,525	4,971
	New York City NY GO	6.271%	12/1/37	5,425	8,214
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	8,641
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,222
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,572
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	556
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,810	7,316
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	10,990	17,815
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,812
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	5,222
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,469

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Metropolitan Transportation Authority Revenue	5.175%	11/15/49	12,575	14,735
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,100	1,760
	New York Metropolitan Transportation Authority Revenue (Federally Taxable -Issuer Subsidy - Build America Bonds)	6.814%	11/15/40	500	668
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,194
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	9,215	12,027
	New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	7,410
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	3,240	3,528
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	3,635
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,085	4,307
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	2,290
	New York State Thruway Authority	2.900%	1/1/35	2,050	2,223
	New York State Thruway Authority	3.500%	1/1/42	1,500	1,567
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,492
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	3,054
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	7,725	13,396
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,945	2,692
	Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	5,510
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,431	7,897
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	3,075	3,134
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,346
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,500	3,627
	Oregon GO	5.762%	6/1/23	402	435
	Oregon GO	5.892%	6/1/27	8,130	10,199
[16]	Oregon GO	3.424%	3/1/60	5,270	5,459
[14]	Oregon School Boards Association GO	5.528%	6/30/28	375	453
	Pennsylvania State University	2.790%	9/1/43	5,025	5,260
	Pennsylvania State University	2.840%	9/1/50	2,360	2,440
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	5,637
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,747
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,410	20,667
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	7,028
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	6,867
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,782

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	2,191
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	690	961
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	21,905	29,141
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	10,239
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	4,594
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	117
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	3,419
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,500	2,495
Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	700	773
Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	4,017
Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	1,126
Rutgers State University New Jersey Revenue	3.915%	5/1/19	2,395	2,719
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	8,845
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	3,275
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,514
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	2,495
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	10,588
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,822
San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	2,725	2,872
San Diego County CA Regional Transportation Commission Sales Tax Revenue	3.248%	4/1/48	1,225	1,287
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,839
San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	9,659
San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	5,020	5,258
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	9,966
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,868
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,343
South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,760	2,877
South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	11,609

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State of Florida Board of administration Finance Corp.	2.638%	7/1/21	5,000	5,055
	State Public School Building Authority PA Revenue	5.000%	9/15/27	1,947	2,361
	Texas GO	5.517%	4/1/39	10,995	16,348
	Texas GO	3.211%	4/1/44	4,370	4,775
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	6,825	7,782
	Texas Transportation Commission GO	2.562%	4/1/42	7,770	7,915
	Texas Transportation Commission GO	2.472%	10/1/44	7,775	7,818
	Texas Transportation Commission Revenue	5.178%	4/1/30	5,065	6,532
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,221
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	3,840	4,855
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	30,918
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	1,180	1,910
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,597
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,210	4,735
	University of California Revenue	0.883%	5/15/25	2,600	2,637
	University of California Revenue	3.063%	7/1/25	14,321	15,796
	University of California Revenue	1.316%	5/15/27	7,550	7,671
	University of California Revenue	1.614%	5/15/30	5,075	5,128
	University of California Revenue	4.601%	5/15/31	8,330	10,155
	University of California Revenue	5.946%	5/15/45	5,510	8,005
	University of California Revenue	4.858%	5/15/12	12,189	17,495
	University of California Revenue	4.767%	5/15/15	2,975	4,175
	University of Michigan	2.437%	4/1/40	9,978	10,413
	University of Michigan	2.562%	4/1/50	2,550	2,708
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,635	3,995
	University of North Carolina University System Revenue	3.327%	12/1/36	90	105
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	11,425	12,931
	University of Texas Financing System Revenue	4.794%	8/15/46	1,700	2,330
	University of Texas Financing System Revenue	3.354%	8/15/47	2,375	2,852
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	2,410
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	8,193
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	5,017
	University of Virginia Revenue	2.256%	9/1/50	11,890	11,771
	University of Virginia Revenue	4.179%	9/1/17	3,505	4,672
	Utah GO	4.554%	7/1/24	6,070	6,562
	Utah GO	3.539%	7/1/25	5,420	5,897
	Washington GO	5.140%	8/1/40	3,320	4,661
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,475	2,910

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	3,453
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,535
Total Taxable Municipal Bonds (Cost $1,437,915)					1,669,740
				Shares
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[17]	Vanguard Market Liquidity Fund (Cost $8,098,896)	0.111%		81,019,758	8,101,976
Total Investments (103.0%) (Cost $214,143,957)					228,318,404
Other Assets and Liabilities—Net (-3.0%)					(6,553,304)
Net Assets (100%)					221,765,100
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $23,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2020.
6	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $1,742,374,000, representing 0.8% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $206,045,061)	220,216,428
Affiliated Issuers (Cost $8,098,896)	8,101,976
Total Investments in Securities	228,318,404
Investment in Vanguard	8,415
Receivables for Investment Securities Sold	393,733
Receivables for Accrued Income	1,059,489
Receivables for Capital Shares Issued	24,917
Total Assets	229,804,958
Liabilities
Due to Custodian	2,310
Payables for Investment Securities Purchased	8,026,456
Payables for Capital Shares Redeemed	3,804
Payables to Vanguard	7,288
Total Liabilities	8,039,858
Net Assets	221,765,100
At December 31, 2020, net assets consisted of:

Paid-in Capital	207,761,686
Total Distributable Earnings (Loss)	14,003,414
Net Assets	221,765,100

Investor Shares—Net Assets
Applicable to 11,262,493,535 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	129,025,886
Net Asset Value Per Share—Investor Shares	$11.46

Institutional Shares—Net Assets
Applicable to 8,095,070,875 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,739,214
Net Asset Value Per Share—Institutional Shares	$11.46
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Interest[1]	4,472,538
Total Income	4,472,538
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,772
Management and Administrative—Investor Shares	86,670
Management and Administrative—Institutional Shares	11,642
Marketing and Distribution—Investor Shares	12,382
Marketing and Distribution—Institutional Shares	2,590
Custodian Fees	551
Auditing Fees	215
Shareholders’ Reports—Investor Shares	1,259
Shareholders’ Reports—Institutional Shares	5
Trustees’ Fees and Expenses	111
Total Expenses	120,197
Net Investment Income	4,352,341
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,507,926
Futures Contracts	(21,751)
Realized Net Gain (Loss)	2,486,175
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	7,160,442
Net Increase (Decrease) in Net Assets Resulting from Operations	13,998,958
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $25,739,000, ($2,048,000), and $2,948,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,352,341	4,995,941
Realized Net Gain (Loss)	2,486,175	564,721
Change in Unrealized Appreciation (Depreciation)	7,160,442	9,216,254
Net Increase (Decrease) in Net Assets Resulting from Operations	13,998,958	14,776,916
Distributions[1]
Investor Shares	(3,624,846)	(2,917,920)
Institutional Shares	(2,650,682)	(2,080,517)
Total Distributions	(6,275,528)	(4,998,437)
Capital Share Transactions
Investor Shares	7,979,303	19,065,128
Institutional Shares	7,628,003	15,483,598
Net Increase (Decrease) from Capital Share Transactions	15,607,306	34,548,726
Total Increase (Decrease)	23,330,736	44,327,205
Net Assets
Beginning of Period	198,434,364	154,107,159
End of Period	221,765,100	198,434,364
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.01	$10.42	$10.72	$10.61	$10.60
Investment Operations
Net Investment Income	.249[1]	.299[1]	.285[1]	.259[1]	.251
Net Realized and Unrealized Gain (Loss) on Investments	.551	.590	(.301)	.112	.022
Total from Investment Operations	.800	.889	(.016)	.371	.273
Distributions
Dividends from Net Investment Income	(.249)	(.299)	(.284)	(.259)	(.252)
Distributions from Realized Capital Gains	(.101)	—	(.000)[2]	(.002)	(.011)
Total Distributions	(.350)	(.299)	(.284)	(.261)	(.263)
Net Asset Value, End of Period	$11.46	$11.01	$10.42	$10.72	$10.61
Total Return[3]	7.31%	8.62%	-0.10%	3.53%	2.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$129,026	$116,505	$91,653	$89,183	$68,381
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.17%	2.76%	2.74%	2.42%	2.31%
Portfolio Turnover Rate[4]	119%	66%	90%	80%	88%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 32%, 12%, 22%, 26%, and 24% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.01	$10.42	$10.72	$10.61	$10.60
Investment Operations
Net Investment Income	.256[1]	.306[1]	.292[1]	.267[1]	.259
Net Realized and Unrealized Gain (Loss) on Investments	.552	.591	(.300)	.112	.022
Total from Investment Operations	.808	.897	(.008)	.379	.281
Distributions
Dividends from Net Investment Income	(.257)	(.307)	(.292)	(.267)	(.260)
Distributions from Realized Capital Gains	(.101)	—	(.000)[2]	(.002)	(.011)
Total Distributions	(.358)	(.307)	(.292)	(.269)	(.271)
Net Asset Value, End of Period	$11.46	$11.01	$10.42	$10.72	$10.61
Total Return	7.38%	8.69%	-0.03%	3.60%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92,739	$81,929	$62,455	$59,299	$45,632
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	2.24%	2.83%	2.81%	2.49%	2.38%
Portfolio Turnover Rate[3]	119%	66%	90%	80%	88%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 32%, 12%, 22%, 26%, and 24% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Total Bond Market II Index Fund
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2020.
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At December 31, 2020, counterparties had deposited in segregated accounts securities with a value of $5,453,000 and cash of $6,659,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market II Index Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Total Bond Market II Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $8,415,000, representing less than 0.01% of the fund’s net assets and 3.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	138,681,543	—	138,681,543
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,530,838	—	5,530,838
Corporate Bonds	—	65,479,305	—	65,479,305
Sovereign Bonds	—	8,855,002	—	8,855,002
Taxable Municipal Bonds	—	1,669,740	—	1,669,740
Temporary Cash Investments	8,101,976	—	—	8,101,976
Total	8,101,976	220,216,428	—	228,318,404
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	276,775
Total Distributable Earnings (Loss)	(276,775)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in

Total Bond Market II Index Fund
the future. The differences are primarily related to the deferral of losses from wash sales and the deferral of losses from straddles. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	62,155
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	13,941,259
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	5,048,523	4,998,437
Long-Term Capital Gains	1,227,005	—
Total	6,275,528	4,998,437
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	214,377,145
Gross Unrealized Appreciation	14,418,478
Gross Unrealized Depreciation	(477,219)
Net Unrealized Appreciation (Depreciation)	13,941,259
E.  During the year ended December 31, 2020, the fund purchased $32,276,001,000 of investment securities and sold $20,420,401,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $214,629,153,000 and $213,258,352,000, respectively.

Total Bond Market II Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	38,648,650	3,399,007	29,630,647	2,753,458
Issued in Lieu of Cash Distributions	3,624,846	316,829	2,917,920	269,056
Redeemed	(34,294,193)	(3,037,482)	(13,483,439)	(1,237,620)
Net Increase (Decrease)—Investor Shares	7,979,303	678,354	19,065,128	1,784,894
Institutional Shares
Issued	31,956,671	2,805,387	22,527,089	2,091,754
Issued in Lieu of Cash Distributions	2,646,740	231,157	2,080,517	191,787
Redeemed	(26,975,408)	(2,384,571)	(9,124,008)	(836,386)
Net Increase (Decrease)—Institutional Shares	7,628,003	651,973	15,483,598	1,447,155
G.  Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market II Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Total Bond Market II Index Fund
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $1,395,056,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
For nonresident alien shareholders, 89.4% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 85.8%.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).
Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total Bond Market II Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total Bond Market II Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total Bond Market II Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total Bond Market II Index Fund or the owners of the Total Bond Market II Index Fund.
Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total Bond Market II Index Fund. Investors acquire the Total Bond Market II Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total Bond Market II Index Fund. The Total Bond Market II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total Bond Market II Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total Bond Market II Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market II Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total Bond Market II Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total Bond Market II Index Fund.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total Bond Market II Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total Bond Market II Index Fund, investors or other third parties.
NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL BOND MARKET II INDEX FUND.
None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.
© 2021 Bloomberg. Used with Permission.
Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6350 022021

Annual Report | December 31, 2020

Vanguard Inflation-Protected Securities Fund

Contents

Your Fund’s Performance at a Glance	1

Advisor’s Report	2

About Your Fund’s Expenses	5

Performance Summary	7

Financial Statements	10

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

●    For the 12 months ended December 31, 2020, Vanguard Inflation-Protected Securities Fund returned about 11%. Those results were roughly in line with the return of the fund’s benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index.

●    The year was defined by the outbreak of the novel coronavirus in early 2020 and the aggressive efforts to contain it. The five-year break-even inflation rate, which implies the bond market’s expectation for the annualized rate of inflation over the coming five years, changed in response. It began the period at 1.67%, dropped sharply, then climbed higher, finishing 2020 at 1.99%.

●    Yields of both nominal Treasuries and Treasury Inflation-Protected Securities (TIPS) ended the period lower across the maturity spectrum, pushing up prices and contributing to strong returns for both types of bonds. The real yield of 10-year TIPS, for example, declined from 0.13% to –1.09%, while the comparable yield for its 30-year counterpart fell from 0.57% to –0.38%.

●    The advisor positioned the fund in March and April for an eventual rise in inflation expectations, and this shift added value. At times, however, lower market liquidity led to higher transaction costs, which pulled down performance relative to the benchmark.

Market Barometer

	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%

1

Advisor’s Report

For the 12 months ended December 31, 2020, falling bond yields and rising prices led to strong returns across the fixed income market, including Treasury Inflation-Protected Securities (TIPS). The returns for Vanguard Inflation-Protected Securities Fund ranged from 10.90% for Investor Shares to 11.05% for Institutional Shares. The fund finished roughly in line with its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index, which returned 10.99%.

The broad investment-grade bond market returned 7.75%, and “nominal” Treasury securities, which don’t include an automatic adjustment for inflation, returned 8.00%, according to the Bloomberg Barclays U.S. Aggregate Float-Adjusted Index.

The 30-day SEC yield for all three share classes declined 135 basis points. (A basis point is one-hundredth of a percentage point.)

Investment environment

The period was defined by the outbreak of the novel coronavirus in early 2020 and the aggressive efforts to contain it that upended economies and financial markets worldwide.

As the pandemic spread, crude oil prices sank, lockdowns multiplied, nonessential businesses were shuttered, and unemployment soared.

At the height of investor pessimism in March, there was a spike in volatility and an erosion in liquidity in the bond market. With investors trying to sell their most liquid assets, even some high-quality issuers saw their yield spreads versus risk-free assets widen dramatically.

Governments around the world were quick to take action, however, committing trillions of dollars in spending, loans, and loan guarantees to blunt the pandemic’s impact on economic activity and jobs. Many central banks slashed short-term interest rates and ramped up bond purchases to keep longer-term rates low and provide liquidity. The Federal Reserve cut the federal funds rate to near zero and started buying Treasuries and TIPs even more aggressively than it had during the 2008 global financial crisis. In late August, it unveiled a policy framework for average inflation which could lead to the Fed tolerating inflation running above

Yields of U.S. Treasury Inflation-Protected Securities

(Real Yields)

	December 31,	December 31,
Maturity	2019	2020
5 Years	–0.02%	–1.63%
10 Years	0.13	–1.09
30 Years	0.57	–0.38

Source: Bloomberg.

2

2% for some time. The announcement of this policy led the market to expect short-term rates to remain low into 2023.

An increasingly accommodative monetary policy, an uncertain outlook for growth, and global demand for yield contributed to declines in yields across the maturity spectrum. The yield of the 2-year Treasury note fell 145 basis points over the period to 0.12% and the yield of the bellwether 10-year Treasury note ended 101 basis points lower, at 0.91%.

The real yield of 10-year TIPS fell from 0.13% to –1.09% in 2020. Over the same period, the 10-year break-even inflation rate edged higher, from 1.79% to 2.00%, implying an equivalent modest uptick in the market’s inflation expectation for the coming decade.

Management of the portfolio

Market expectations for inflation plummeted in late March and early April on the large demand shock to the economy coming from the national lockdown. While our expectations were also low for near-term growth and inflation, we positioned the portfolio for a higher-than-market-consensus inflation expectation over the medium term. Our medium-term outlook reflected the possibility that that there might be localized lockdowns rather than a national lockdown, that some sectors of the economy (manufacturing, for example) might prove relatively resilient, and that the robust fiscal and monetary responses to the pandemic would support a recovery in growth and inflation. This tactical move played out well for the fund.

Toward the end of the year, we anticipated some upward pressure on yields from two sources: the increased borrowing by the U.S. Treasury to finance additional fiscal stimulus measures, and the Fed’s adaptation of a flexible average inflation framework, which pinned short-term rates to then-current levels. The net result was higher term premium at the long end of the yield curve, which steepened the spread between short- and long-dated bonds. We positioned the fund for a steeper yield curve, and this shift boosted returns.

Increased transaction costs exacerbated by large cash inflows, however, dampened the fund’s performance relative to its benchmark, as reduced liquidity in the bond market resulted in wider-than-typical bid-ask spreads from the first quarter into the third quarter.

Outlook

Pandemic-related risks to the markets remain. Surging COVID-19 infections could lead to the reimposition of lockdowns, which would dampen growth, and the distribution of vaccines may take longer than hoped for. These risks are somewhat mitigated, however, because governments are better prepared now to deal with

3

outbreaks. Moreover, central banks have asserted their readiness to continue to support bond markets.

The path inflation takes from here is likely to be uneven. With lockdowns triggering a sharp drop in demand, second-quarter inflation in 2020 was very low. This means that year-on-year inflation readings in the second quarter of 2021 could well exceed the Fed’s 2% target. Although that may spark fears of sustained higher inflation and cause bouts of volatility in the market, we expect inflation to be moderate throughout the rest of the year.

It’s worth restating that investors should look beyond short-term market movements and adhere to a long-term investment plan. Even in a low-yield bond environment, TIPS can play a useful role as a diversifier, as they provide a hedge against an unexpected increase in inflation. And even if inflation remains low, there is the potential for principal appreciation if yields fall.

Whatever the markets may bring, our experienced team of credit analysts, traders, quantitative analysts, and risk managers will continue to seek out opportunities to add to the fund’s performance.

Gemma Wright-Casparius, Principal

Vanguard Fixed Income Group

January 22, 2021

4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

5

Six Months Ended December 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	6/30/2020	12/31/2020	Period
Based on Actual Fund Return

Investor Shares	$1,000.00	$1,046.15	$1.03

Admiral™ Shares	1,000.00	1,046.82	0.51

Institutional Shares	1,000.00	1,047.35	0.36

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.13	$1.02
Admiral Shares	1,000.00	1,024.63	0.51
Institutional Shares	1,000.00	1,024.78	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

6

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2010, Through December 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund Investor Shares	10.90%	4.87%	3.60%	$14,241
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	10.99	5.08	3.81	14,532

Bloomberg Barclays U.S. Aggregate Bond Index	7.51	4.44	3.84	14,576

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund Admiral Shares	10.96%	4.96%	3.69%	$71,869
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	10.99	5.08	3.81	72,662
Bloomberg Barclays U.S. Aggregate Bond Index	7.51	4.44	3.84	72,879

See Financial Highlights for dividend and capital gains information.

7

Inflation-Protected Securities Fund

	Average Annual Total Returns
	Periods Ended December 31, 2020
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund Institutional Shares	11.05%	5.00%	3.73%	$7,213,760
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	10.99	5.08	3.81	7,266,191
Bloomberg Barclays U.S. Aggregate Bond Index	7.51	4.44	3.84	7,287,859

8

Inflation-Protected Securities Fund

Distribution by Stated Maturity

As of December 31, 2020

0 - 5 Years	45.2%

5 - 10 Years	39.4

10 - 15 Years	0.4

15 - 20 Years	1.0

20 - 25 Years	8.5

Over 25 Years	5.5

The table reflects the fund’s investments, except for short-term investments and derivatives.

9

Inflation-Protected Securities Fund

Financial Statements

Schedule of Investments

As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value●
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	212,671	249,027
United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	555,000	606,581
United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	452,019	527,657
United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	944,330	1,106,740
United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	973,000	1,073,862
United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,040,936	1,234,038
United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,011,256	1,210,869
United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	728,000	805,394
United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	1,003,771	1,178,667
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	859,000	934,464
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	997,300	1,182,733
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	482,651	778,613
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	898,400	973,864
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	933,844	1,125,672
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,206,500	2,406,690
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	828,522	1,013,211
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	386,727	602,885
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	766,304	914,897
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	768,139	923,750
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	318,047	510,499
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	832,000	996,069
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	846,000	1,011,814
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	310,866	473,862
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	225,575	499,059
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	756,000	911,901
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	645,000	781,337
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	296,170	471,444
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	281,242	641,402
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	769,000	885,923
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	942,000	1,062,855
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	982,000	1,118,393
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	59,029	131,879
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	188,656	351,748
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	239,258	445,667
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	401,145	587,943
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	308,755	435,465
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	450,735	724,618
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	503,400	717,376
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	275,302	412,024
United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	319,100	462,370

10

Inflation-Protected Securities Fund

				Face	Market
			Maturity	Amount	Value●
		Coupon	Date	($000)	($000)
United States Treasury Inflation Indexed Bonds		1.000%	2/15/48	292,000	428,821
United States Treasury Inflation Indexed Bonds		1.000%	2/15/49	283,000	412,039
[1] United States Treasury Inflation Indexed Bonds		0.250%	2/15/50	134,000	161,524
United States Treasury Note/Bond		6.000%	2/15/26	130,000	166,826
United States Treasury Note/Bond		1.625%	5/15/26	245,000	260,773
United States Treasury Note/Bond		2.875%	5/15/28	110,000	127,411
United States Treasury Note/Bond		0.625%	8/15/30	45,000	43,861

Total U.S. Government and Agency Obligations (Cost $30,402,229)					34,084,517

				Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[2] Vanguard Market Liquidity Fund
(Cost $123,063)		0.111%		1,230,763	123,076

				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options Purchased
Exchange-Traded Options
Call Options 10-Year U.S.
Treasury Note Futures
Contracts	1/22/21	2,081	$138.50	387,939	788

Total Options Purchased (Cost $756) (0.0%)					788
Total Investments (99.7%) (Cost $30,526,048)					34,208,381
Other Assets and Liabilities—Net (0.3%)					91,362
Net Assets (100%)					34,299,743

Cost is in $000.

● See Note A in Notes to Financial Statements.

1	Securities with a value of $5,841,000 have been segregated as initial margin for open futures contracts.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

11

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Put Options
10-Year U.S. Treasury Note Futures Contract	1/22/21	2,801	$136.00	380,936	(88)
Total Options Written (Premiums Received $826)					(88)

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short)		Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	10,527		1,328,129	604
10-Year U.S. Treasury Note	March 2021		6,130	846,419	1,084
					1,688

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2021	(2,320)		(495,465)	(1,920)
					(232)

See accompanying Notes, which are an integral part of the Financial Statements.

12

Inflation-Protected Securities Fund

Statement of Assets and Liabilities

As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,402,985)	34,085,305
Affiliated Issuers (Cost $123,063)	123,076
Total Investments in Securities	34,208,381
Investment in Vanguard	1,323
Cash	212
Receivables for Investment Securities Sold	18,953
Receivables for Accrued Income	79,114
Receivables for Capital Shares Issued	94,773
Variation Margin Receivable—Futures Contracts	866
Other Assets	117
Total Assets	34,403,739
Liabilities
Payables for Investment Securities Purchased	67
Payables for Capital Shares Redeemed	100,554
Payables to Vanguard	1,851
Variation Margin Payable—Futures Contracts	1,436
Options Written, at Value (Premiums Received $826)	88
Total Liabilities	103,996
Net Assets	34,299,743

13

Inflation-Protected Securities Fund

Statement of Assets and Liabilities (continued)

At December 31, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	30,616,885
Total Distributable Earnings (Loss)	3,682,858
Net Assets	34,299,743

Investor Shares—Net Assets
Applicable to 247,475,896 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,570,137
Net Asset Value Per Share—Investor Shares	$14.43

Admiral Shares—Net Assets
Applicable to 640,596,804 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,143,046
Net Asset Value Per Share—Admiral Shares	$28.32

Institutional Shares—Net Assets
Applicable to 1,090,929,967 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,586,560
Net Asset Value Per Share—Institutional Shares	$11.54

See accompanying Notes, which are an integral part of the Financial Statements.

14

Inflation-Protected Securities Fund

Statement of Operations

Year Ended
December 31, 2020
($000)
Investment Income
Income
Interest[1]	501,458
Total Income	501,458
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,987
Management and Administrative—Investor Shares	6,315
Management and Administrative—Admiral Shares	13,404
Management and Administrative—Institutional Shares	6,259
Marketing and Distribution—Investor Shares	322
Marketing and Distribution—Admiral Shares	902
Marketing and Distribution—Institutional Shares	364
Custodian Fees	33
Auditing Fees	37
Shareholders’ Reports—Investor Shares	22
Shareholders’ Reports—Admiral Shares	131
Shareholders’ Reports—Institutional Shares	131
Trustees’ Fees and Expenses	20
Total Expenses	30,927
Net Investment Income	470,531
Realized Net Gain (Loss)
Investment Securities Sold[1]	238,150
Futures Contracts	(21,098)
Options Purchased	9,827
Options Written	7,482
Realized Net Gain (Loss)	234,361
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,423,068
Futures Contracts	(418)
Options Purchased	32
Options Written	195
Change in Unrealized Appreciation (Depreciation)	2,422,877
Net Increase (Decrease) in Net Assets Resulting from Operations	3,127,769
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,614,000, ($305,000), and $12,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	470,531	649,675
Realized Net Gain (Loss)	234,361	(35,156)
Change in Unrealized Appreciation (Depreciation)	2,422,877	1,544,697
Net Increase (Decrease) in Net Assets Resulting from Operations	3,127,769	2,159,216
Distributions[1]
Investor Shares	(45,437)	(75,706)
Admiral Shares	(245,572)	(324,071)
Institutional Shares	(173,955)	(241,760)
Total Distributions	(464,964)	(641,537)
Capital Share Transactions
Investor Shares	(145,675)	(317,944)
Admiral Shares	2,453,068	(119,658)
Institutional Shares	1,367,267	104,464
Net Increase (Decrease) from Capital Share Transactions	3,674,660	(333,138)
Total Increase (Decrease)	6,337,465	1,184,541
Net Assets
Beginning of Period	27,962,278	26,777,737
End of Period	34,299,743	27,962,278
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$13.18	$12.47	$13.04	$12.98	$12.84
Investment Operations
Net Investment Income	.193[1]	.290[1]	.379[1]	.310[1]	.263
Net Realized and Unrealized Gain (Loss) on Investments	1.242	.713	(.572)	.053	.315
Total from Investment Operations	1.435	1.003	(.193)	.363	.578
Distributions
Dividends from Net Investment Income	(.185)	(.293)	(.377)	(.303)	(.266)
Distributions from Realized Capital Gains	—	—	—	—	(.017)
Return of Capital	—	—	—	—	(.155)
Total Distributions	(.185)	(.293)	(.377)	(.303)	(.438)
Net Asset Value, End of Period	$14.43	$13.18	$12.47	$13.04	$12.98

Total Return[2]	10.90%	8.06%	-1.49%	2.81%	4.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,570	$3,402	$3,526	$4,139	$4,496
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.38%	2.24%	2.96%	2.38%	1.99%
Portfolio Turnover Rate	48%	26%	27%	22%	27%[3]
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.88	$24.48	$25.60	$25.48	$25.21
Investment Operations
Net Investment Income	.421[1]	.600[1]	.767[1]	.640[1]	.544
Net Realized and Unrealized Gain (Loss) on Investments	2.411	1.394	(1.122)	.097	.615
Total from Investment Operations	2.832	1.994	(.355)	.737	1.159
Distributions
Dividends from Net Investment Income	(.392)	(.594)	(.765)	(.617)	(.541)
Distributions from Realized Capital Gains	—	—	—	—	(.034)
Return of Capital	—	—	—	—	(.314)
Total Distributions	(.392)	(.594)	(.765)	(.617)	(.889)
Net Asset Value, End of Period	$28.32	$25.88	$24.48	$25.60	$25.48

Total Return[2]	10.96%	8.16%	-1.39%	2.91%	4.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,143	$14,310	$13,661	$13,917	$12,205
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.54%	2.34%	3.06%	2.48%	2.09%
Portfolio Turnover Rate	48%	26%	27%	22%	27%[3]
1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.54	$9.97	$10.43	$10.38	$10.27
Investment Operations
Net Investment Income	.174[1]	.249[1]	.317[1]	.263[1]	.224
Net Realized and Unrealized Gain (Loss) on Investments	.989	.565	(.462)	.043	.250
Total from Investment Operations	1.163	.814	(.145)	.306	.474
Distributions
Dividends from Net Investment Income	(.163)	(.244)	(.315)	(.256)	(.221)
Distributions from Realized Capital Gains	—	—	—	—	(.014)
Return of Capital	—	—	—	—	(.129)
Total Distributions	(.163)	(.244)	(.315)	(.256)	(.364)
Net Asset Value, End of Period	$11.54	$10.54	$9.97	$10.43	$10.38

Total Return	11.05%	8.18%	-1.40%	2.97%	4.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,587	$10,250	$9,591	$9,508	$8,637
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.56%	2.37%	3.09%	2.51%	2.12%
Portfolio Turnover Rate	48%	26%	27%	22%	27%[2]
1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund

20

Inflation-Protected Securities Fund

loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the year ended December 31, 2020, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective

21

Inflation-Protected Securities Fund

rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,323,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22

Inflation-Protected Securities Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	34,084,517	—	34,084,517
Temporary Cash Investments	123,076	—	—	123,076
Options Purchased	788	—	—	788
Total	123,864	34,084,517	—	34,208,381
Derivative Financial Instruments
Assets
Futures Contracts[1]	866	—	—	866
Liabilities
Options Written	88	—	—	88
Futures Contracts[1]	1,436	—	—	1,436
Total	1,524	—	—	1,524

1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	19,224
Total Distributable Earnings (Loss)	(19,224)

23

Inflation-Protected Securities Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of deflation and amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	6,311
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,676,547

The tax character of distributions paid was as follows:

	Year Ended December 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	464,964	641,537
Long-Term Capital Gains	—	—
Total	464,964	641,537

* Includes short-term capital gains, if any.

As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	30,526,048
Gross Unrealized Appreciation	3,679,612
Gross Unrealized Depreciation	(3,033)
Net Unrealized Appreciation (Depreciation)	3,676,579

24

Inflation-Protected Securities Fund

E.  During the year ended December 31, 2020, the fund purchased $18,552,742,000 of investment securities and sold $14,672,036,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2020		2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	888,092	63,559	400,022	30,638
Issued in Lieu of Cash Distributions	42,474	2,958	70,691	5,362
Redeemed	(1,076,241)	(77,169)	(788,657)	(60,620)
Net Increase (Decrease)—Investor Shares	(145,675)	(10,652)	(317,944)	(24,620)
Admiral Shares
Issued	6,308,232	229,659	2,738,947	107,139
Issued in Lieu of Cash Distributions	218,954	7,775	287,999	11,127
Redeemed	(4,074,118)	(149,885)	(3,146,604)	(123,356)
Net Increase (Decrease)—Admiral Shares	2,453,068	87,549	(119,658)	(5,090)
Institutional Shares
Issued	5,129,610	457,391	2,209,384	212,420
Issued in Lieu of Cash Distributions	164,735	14,371	227,791	21,598
Redeemed	(3,927,078)	(353,215)	(2,332,711)	(223,645)
Net Increase (Decrease)—Institutional Shares	1,367,267	118,547	104,464	10,373

G. Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

25

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Inflation-Protected Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Inflation-Protected Securities Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

26

Special 2020 tax information (unaudited) for Vanguard Inflation-Protected Securities Fund

This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100.0% of income dividends are interest-related dividends.

The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 98.4%.

27

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Inflation-Protected Securities Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Inflation-Protected Securities Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Inflation-Protected Securities Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Inflation-Protected Securities Fund or the owners of the Inflation-Protected Securities Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Inflation-Protected Securities Fund. Investors acquire the Inflation-Protected Securities Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Inflation-Protected Securities Fund. The Inflation-Protected Securities Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Inflation-Protected Securities Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Inflation-Protected Securities Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Inflation-Protected Securities Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Inflation-Protected Securities Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Inflation-Protected Securities Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Inflation-Protected Securities Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Inflation-Protected Securities Fund, investors or other third parties.

28

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE INFLATION-PROTECTED SECURITIES FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2021 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1190 022021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2020: $439,000
Fiscal Year Ended December 31, 2019: $446,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2020: $10,761,407
Fiscal Year Ended December 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2020: $2,915,863
Fiscal Year Ended December 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2020: $247,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2020: $115,000
Fiscal Year Ended December 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2020: $362,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (65.75%)
U.S. Government Securities (62.45%)
United States Treasury Note/Bond	7.875%	2/15/21	250	252
United States Treasury Note/Bond	8.125%	5/15/21	190	195
United States Treasury Note/Bond	2.625%	12/15/21	139,670	142,987
United States Treasury Note/Bond	2.000%	12/31/21	189,378	192,899
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,479
United States Treasury Note/Bond	2.500%	1/15/22	253,420	259,637
United States Treasury Note/Bond	1.375%	1/31/22	172,173	174,487
United States Treasury Note/Bond	1.500%	1/31/22	89,500	90,829
United States Treasury Note/Bond	2.000%	2/15/22	161,663	165,048
United States Treasury Note/Bond	2.500%	2/15/22	28,827	29,593
United States Treasury Note/Bond	1.125%	2/28/22	212,769	215,262
United States Treasury Note/Bond	1.750%	2/28/22	176,961	180,279
United States Treasury Note/Bond	1.875%	2/28/22	79,660	81,278
United States Treasury Note/Bond	2.375%	3/15/22	177,562	182,334
United States Treasury Note/Bond	0.375%	3/31/22	352,000	353,100
United States Treasury Note/Bond	1.750%	3/31/22	456,192	465,387
United States Treasury Note/Bond	1.875%	3/31/22	394,170	402,731
United States Treasury Note/Bond	2.250%	4/15/22	181,635	186,602
United States Treasury Note/Bond	0.125%	4/30/22	403,871	403,934
United States Treasury Note/Bond	1.750%	4/30/22	583,534	596,116
United States Treasury Note/Bond	1.875%	4/30/22	160,194	163,899
United States Treasury Note/Bond	1.750%	5/15/22	172,660	176,464
United States Treasury Note/Bond	2.125%	5/15/22	260,496	267,578
United States Treasury Note/Bond	0.125%	5/31/22	97,393	97,408
United States Treasury Note/Bond	1.750%	5/31/22	314,855	322,037
United States Treasury Note/Bond	1.875%	5/31/22	15,000	15,368
United States Treasury Note/Bond	1.750%	6/15/22	150,771	154,305
United States Treasury Note/Bond	0.125%	6/30/22	478,157	478,157
United States Treasury Note/Bond	1.750%	6/30/22	69,830	71,521
United States Treasury Note/Bond	2.125%	6/30/22	54,730	56,363
United States Treasury Note/Bond	1.750%	7/15/22	96,605	99,005
United States Treasury Note/Bond	0.125%	7/31/22	526,342	526,424
United States Treasury Note/Bond	1.875%	7/31/22	229,394	235,702
United States Treasury Note/Bond	2.000%	7/31/22	212,520	218,763
United States Treasury Note/Bond	1.500%	8/15/22	217,455	222,280
United States Treasury Note/Bond	1.625%	8/15/22	131,447	134,631
United States Treasury Note/Bond	0.125%	8/31/22	318,090	318,090
United States Treasury Note/Bond	1.625%	8/31/22	508,341	520,891
United States Treasury Note/Bond	1.875%	8/31/22	228,867	235,483
United States Treasury Note/Bond	1.500%	9/15/22	233,725	239,130
United States Treasury Note/Bond	0.125%	9/30/22	280,251	280,251
United States Treasury Note/Bond	1.750%	9/30/22	103,585	106,498
United States Treasury Note/Bond	1.875%	9/30/22	193,712	199,584
United States Treasury Note/Bond	1.375%	10/15/22	242,515	247,896
United States Treasury Note/Bond	0.125%	10/31/22	314,825	314,825
United States Treasury Note/Bond	1.875%	10/31/22	10,915	11,261
United States Treasury Note/Bond	2.000%	10/31/22	203,144	210,064
United States Treasury Note/Bond	1.625%	11/15/22	310,263	318,892
United States Treasury Note/Bond	0.125%	11/30/22	23,540	23,540
United States Treasury Note/Bond	2.000%	11/30/22	486,670	503,931
United States Treasury Note/Bond	1.625%	12/15/22	112,375	115,641
United States Treasury Note/Bond	0.125%	12/31/22	270,395	270,437
United States Treasury Note/Bond	2.125%	12/31/22	513,067	533,429
United States Treasury Note/Bond	1.500%	1/15/23	242,855	249,609
United States Treasury Note/Bond	1.750%	1/31/23	39,330	40,645
United States Treasury Note/Bond	2.375%	1/31/23	295,243	308,898
United States Treasury Note/Bond	1.375%	2/15/23	141,475	145,189
1

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.000%	2/15/23	35,000	36,378
United States Treasury Note/Bond	1.500%	2/28/23	285,326	293,707
United States Treasury Note/Bond	2.625%	2/28/23	863,733	909,889
United States Treasury Note/Bond	1.500%	3/31/23	176,205	181,546
United States Treasury Note/Bond	2.500%	3/31/23	196,875	207,272
United States Treasury Note/Bond	0.250%	4/15/23	962,025	964,430
United States Treasury Note/Bond	1.625%	4/30/23	70,895	73,332
United States Treasury Note/Bond	2.750%	4/30/23	20,990	22,259
United States Treasury Note/Bond	0.125%	5/15/23	106,014	105,981
United States Treasury Note/Bond	1.750%	5/15/23	382,650	397,119
United States Treasury Note/Bond	1.625%	5/31/23	210,100	217,585
United States Treasury Note/Bond	2.750%	5/31/23	213,123	226,443
United States Treasury Note/Bond	0.250%	6/15/23	150,040	150,415
United States Treasury Note/Bond	1.375%	6/30/23	130,000	133,961
United States Treasury Note/Bond	2.625%	6/30/23	321,252	341,029
United States Treasury Note/Bond	0.125%	7/15/23	996,646	996,023
United States Treasury Note/Bond	1.250%	7/31/23	69,648	71,629
United States Treasury Note/Bond	2.750%	7/31/23	165,108	176,150
United States Treasury Note/Bond	0.125%	8/15/23	233,135	232,989
United States Treasury Note/Bond	2.500%	8/15/23	339,900	360,772
United States Treasury Note/Bond	1.375%	8/31/23	204,880	211,539
United States Treasury Note/Bond	2.750%	8/31/23	244,140	260,925
United States Treasury Note/Bond	0.125%	9/15/23	399,685	399,373
United States Treasury Note/Bond	1.375%	9/30/23	118,075	122,023
United States Treasury Note/Bond	2.875%	9/30/23	358,829	385,461
United States Treasury Note/Bond	0.125%	10/15/23	235,725	235,541
United States Treasury Note/Bond	1.625%	10/31/23	10,000	10,416
United States Treasury Note/Bond	2.875%	10/31/23	150,867	162,418
United States Treasury Note/Bond	2.750%	11/15/23	413,762	444,536
United States Treasury Note/Bond	2.125%	11/30/23	369,015	390,118
United States Treasury Note/Bond	2.875%	11/30/23	117,469	126,720
United States Treasury Note/Bond	0.125%	12/15/23	419,675	419,150
United States Treasury Note/Bond	2.250%	12/31/23	53,392	56,713
United States Treasury Note/Bond	2.625%	12/31/23	167,648	179,907
United States Treasury Note/Bond	2.250%	1/31/24	154,680	164,541
United States Treasury Note/Bond	2.500%	1/31/24	319,655	342,430
United States Treasury Note/Bond	2.750%	2/15/24	299,076	323,096
United States Treasury Note/Bond	2.125%	2/29/24	303,995	322,567
United States Treasury Note/Bond	2.375%	2/29/24	333,228	356,242
United States Treasury Note/Bond	2.125%	3/31/24	536,754	570,301
United States Treasury Note/Bond	2.000%	4/30/24	95,635	101,358
United States Treasury Note/Bond	2.250%	4/30/24	318,585	340,289
United States Treasury Note/Bond	2.500%	5/15/24	405,309	436,657
United States Treasury Note/Bond	2.000%	5/31/24	478,278	507,498
United States Treasury Note/Bond	1.750%	6/30/24	238,738	251,496
United States Treasury Note/Bond	2.000%	6/30/24	227,460	241,605
United States Treasury Note/Bond	1.750%	7/31/24	237,309	250,287
United States Treasury Note/Bond	2.125%	7/31/24	192,650	205,774
United States Treasury Note/Bond	2.375%	8/15/24	460,333	496,009
United States Treasury Note/Bond	1.250%	8/31/24	215,108	223,107
United States Treasury Note/Bond	1.875%	8/31/24	160,978	170,662
United States Treasury Note/Bond	1.500%	9/30/24	220,815	231,235
United States Treasury Note/Bond	2.125%	9/30/24	322,595	345,277
United States Treasury Note/Bond	1.500%	10/31/24	257,844	270,212
United States Treasury Note/Bond	2.250%	10/31/24	287,110	309,047
United States Treasury Note/Bond	2.250%	11/15/24	511,920	551,434
United States Treasury Note/Bond	1.500%	11/30/24	149,822	157,102
United States Treasury Note/Bond	2.125%	11/30/24	215,565	231,261
United States Treasury Note/Bond	1.750%	12/31/24	139,095	147,310
United States Treasury Note/Bond	2.250%	12/31/24	220,395	237,820
United States Treasury Note/Bond	1.375%	1/31/25	198,815	207,762
2

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.500%	1/31/25	441,295	481,287
	United States Treasury Note/Bond	2.000%	2/15/25	298,865	319,972
	United States Treasury Note/Bond	1.125%	2/28/25	140,914	145,868
	United States Treasury Note/Bond	2.750%	2/28/25	174,840	192,706
	United States Treasury Note/Bond	2.625%	3/31/25	124,516	136,812
	United States Treasury Note/Bond	0.375%	4/30/25	95,118	95,460
	United States Treasury Note/Bond	2.875%	4/30/25	222,775	247,489
	United States Treasury Note/Bond	2.125%	5/15/25	744,630	803,619
	United States Treasury Note/Bond	0.250%	5/31/25	217,886	217,443
	United States Treasury Note/Bond	2.875%	5/31/25	346,735	385,797
	United States Treasury Note/Bond	0.250%	6/30/25	103,035	102,761
	United States Treasury Note/Bond	2.750%	6/30/25	119,750	132,792
	United States Treasury Note/Bond	0.250%	7/31/25	209,968	209,312
	United States Treasury Note/Bond	2.875%	7/31/25	127,915	142,785
	United States Treasury Note/Bond	2.000%	8/15/25	766,062	825,192
	United States Treasury Note/Bond	0.250%	8/31/25	265,785	264,871
	United States Treasury Note/Bond	2.750%	8/31/25	199,795	222,147
	United States Treasury Note/Bond	0.250%	9/30/25	166,345	165,669
	United States Treasury Note/Bond	3.000%	9/30/25	173,516	195,260
	United States Treasury Note/Bond	0.250%	10/31/25	196,995	196,133
	United States Treasury Note/Bond	3.000%	10/31/25	151,522	170,794
	United States Treasury Note/Bond	2.250%	11/15/25	507,400	554,176
	United States Treasury Note/Bond	0.375%	11/30/25	419,630	420,155
	United States Treasury Note/Bond	2.875%	11/30/25	183,217	205,690
	United States Treasury Note/Bond	0.375%	12/31/25	331,270	331,477
	United States Treasury Note/Bond	2.625%	12/31/25	222,585	247,521
	United States Treasury Note/Bond	2.625%	1/31/26	170,870	190,253
	United States Treasury Note/Bond	1.625%	2/15/26	504,770	536,791
	United States Treasury Note/Bond	6.000%	2/15/26	12,240	15,707
	United States Treasury Note/Bond	0.625%	8/15/30	9,540	9,299
					38,219,884
Agency Bonds and Notes (3.30%)
[1]	AID-Iraq	2.149%	1/18/22	9,755	9,951
[1]	AID-Israel	5.500%	9/18/23	4,300	4,904
[1]	AID-Israel	5.500%	12/4/23	8,000	9,207
[1]	AID-Israel	5.500%	4/26/24	12,058	14,076
[1]	AID-Jordan	2.578%	6/30/22	3,200	3,300
[1]	AID-Ukraine	1.471%	9/29/21	10,305	10,369
	Federal Farm Credit Banks	3.050%	11/15/21	5,175	5,307
	Federal Farm Credit Banks	1.600%	12/28/21	6,455	6,550
	Federal Farm Credit Banks	2.600%	1/18/22	5,000	5,130
	Federal Farm Credit Banks	0.375%	4/8/22	25,000	25,079
	Federal Farm Credit Banks	0.125%	11/23/22	20,000	19,995
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,782
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,663
[2]	Federal Home Loan Banks	3.000%	10/12/21	56,150	57,406
	Federal Home Loan Banks	1.625%	11/19/21	19,020	19,273
	Federal Home Loan Banks	1.875%	11/29/21	52,600	53,441
	Federal Home Loan Banks	1.625%	12/20/21	6,700	6,797
	Federal Home Loan Banks	0.250%	6/3/22	40,000	40,065
	Federal Home Loan Banks	2.125%	6/10/22	5,650	5,811
	Federal Home Loan Banks	0.125%	8/12/22	45,000	44,986
	Federal Home Loan Banks	0.125%	10/21/22	25,000	24,990
	Federal Home Loan Banks	1.375%	2/17/23	23,000	23,597
	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,336
	Federal Home Loan Banks	2.500%	2/13/24	60,390	64,658
	Federal Home Loan Banks	2.875%	6/14/24	20,000	21,798
	Federal Home Loan Banks	1.500%	8/15/24	9,970	10,421
	Federal Home Loan Banks	5.375%	8/15/24	100	118
	Federal Home Loan Banks	2.875%	9/13/24	20,000	21,926
3

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	0.500%	4/14/25	25,000	25,135
	Federal Home Loan Banks	0.375%	9/4/25	15,000	14,967
[3]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	120,930	123,733
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	62,415	62,517
[2,3]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	46,000	45,986
[3]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	48,000	48,239
[3]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	25,000	25,127
[2,3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	21,267
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	46,000	46,094
[3]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	51,175	51,259
[3]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	40,000	40,056
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	60,000	59,863
[3]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	43,000	43,052
[3]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	32,000	32,039
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,000	20,935
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	40,000	39,951
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,000	59,839
[3]	Federal National Mortgage Assn.	1.375%	10/7/21	40,100	40,487
[3]	Federal National Mortgage Assn.	2.000%	1/5/22	53,865	54,884
[3]	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,074
[3]	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,093
[3]	Federal National Mortgage Assn.	2.250%	4/12/22	33,871	34,786
[3]	Federal National Mortgage Assn.	1.375%	9/6/22	10,875	11,098
[3]	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	27,106
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	20,018
[3]	Federal National Mortgage Assn.	0.250%	5/22/23	53,000	53,116
[3]	Federal National Mortgage Assn.	0.250%	7/10/23	56,000	56,102
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,919
[3]	Federal National Mortgage Assn.	0.250%	11/27/23	53,000	53,065
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	15,125
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	15,414	16,228
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	110,565	120,190
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	34,105	35,873
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	36,084
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	25,000	25,108
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	45,000	44,902
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	15,000	15,041
[1,2]	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,319
[1,2]	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,851
[1,2]	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,609
[1,2]	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,830
[1,2]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,585
[1]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,238
[2]	Resolution Funding Corp.	8.625%	1/15/21	850	852
	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,393
	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,616
	Tennessee Valley Authority	0.750%	5/15/25	7,000	7,093
					2,023,680
Total U.S. Government and Agency Obligations (Cost $39,253,209)					40,243,564
Corporate Bonds (26.57%)
Communications (1.20%)
	Alphabet Inc.	3.375%	2/25/24	6,600	7,221
	Alphabet Inc.	0.450%	8/15/25	7,200	7,198
	America Movil SAB de CV	3.125%	7/16/22	11,028	11,469
	AT&T Inc.	3.000%	6/30/22	10,018	10,363
	AT&T Inc.	4.050%	12/15/23	4,150	4,583
	AT&T Inc.	4.450%	4/1/24	9,163	10,228
	AT&T Inc.	3.950%	1/15/25	12,108	13,622
	AT&T Inc.	3.400%	5/15/25	24,600	27,299
4

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.600%	7/15/25	4,000	4,499
	Baidu Inc.	2.875%	7/6/22	6,675	6,876
	Baidu Inc.	3.500%	11/28/22	6,980	7,313
	Baidu Inc.	3.875%	9/29/23	4,900	5,281
	Baidu Inc.	4.375%	5/14/24	5,000	5,491
	Baidu Inc.	3.075%	4/7/25	8,587	9,175
	Baidu Inc.	4.125%	6/30/25	3,500	3,924
	Booking Holdings Inc.	2.750%	3/15/23	8,678	9,097
	Booking Holdings Inc.	3.650%	3/15/25	6,250	6,921
	Booking Holdings Inc.	4.100%	4/13/25	5,250	5,945
	British Telecommunications plc	4.500%	12/4/23	4,700	5,183
	Charter Communications Operating LLC	4.464%	7/23/22	22,259	23,444
[2]	Charter Communications Operating LLC	4.500%	2/1/24	11,701	12,967
	Charter Communications Operating LLC	4.908%	7/23/25	36,165	42,022
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	10,292	12,045
	Comcast Corp.	3.000%	2/1/24	14,870	16,005
	Comcast Corp.	3.600%	3/1/24	10,297	11,299
	Comcast Corp.	3.700%	4/15/24	15,913	17,488
	Comcast Corp.	3.375%	2/15/25	6,861	7,580
	Comcast Corp.	3.100%	4/1/25	10,500	11,523
	Comcast Corp.	3.375%	8/15/25	8,053	8,951
	Comcast Corp.	3.950%	10/15/25	21,449	24,564
	Discovery Communications LLC	2.950%	3/20/23	8,440	8,879
	Discovery Communications LLC	3.800%	3/13/24	2,035	2,220
	Discovery Communications LLC	3.900%	11/15/24	3,749	4,159
	Discovery Communications LLC	3.450%	3/15/25	2,752	3,017
	Discovery Communications LLC	3.950%	6/15/25	6,931	7,772
[2,4]	Expedia Group Inc.	3.600%	12/15/23	2,050	2,181
	Expedia Group Inc.	4.500%	8/15/24	3,829	4,183
	Fox Corp.	3.666%	1/25/22	4,994	5,169
	Fox Corp.	4.030%	1/25/24	11,290	12,406
	Fox Corp.	3.050%	4/7/25	6,826	7,473
	Grupo Televisa SAB	6.625%	3/18/25	2,160	2,630
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,800	2,991
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,650	8,498
	Omnicom Group Inc.	3.625%	5/1/22	9,875	10,295
	Omnicom Group Inc.	3.650%	11/1/24	9,415	10,379
	Rogers Communications Inc.	3.000%	3/15/23	750	787
	Rogers Communications Inc.	4.100%	10/1/23	6,992	7,629
	Rogers Communications Inc.	3.625%	12/15/25	4,000	4,514
	Telefonica Emisiones SA	4.570%	4/27/23	3,750	4,097
	Time Warner Entertainment Co. LP	8.375%	3/15/23	5,721	6,686
[2,4]	T-Mobile USA Inc.	3.500%	4/15/25	23,820	26,326
[2]	TWDC Enterprises 18 Corp.	2.550%	2/15/22	1,975	2,023
[2]	TWDC Enterprises 18 Corp.	2.450%	3/4/22	3,930	4,026
[2]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	1,975	2,053
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	6,950	7,690
	Verizon Communications Inc.	5.150%	9/15/23	31,277	35,204
	Verizon Communications Inc.	3.500%	11/1/24	6,386	7,041
	Verizon Communications Inc.	3.376%	2/15/25	21,555	23,926
	Verizon Communications Inc.	0.850%	11/20/25	15,200	15,298
	ViacomCBS Inc.	3.375%	3/1/22	1,485	1,521
	ViacomCBS Inc.	4.250%	9/1/23	9,060	9,848
	ViacomCBS Inc.	3.875%	4/1/24	5,309	5,784
	ViacomCBS Inc.	3.700%	8/15/24	6,800	7,444
	ViacomCBS Inc.	3.500%	1/15/25	5,487	6,016
	ViacomCBS Inc.	4.750%	5/15/25	12,062	13,998
	Vodafone Group plc	3.750%	1/16/24	21,446	23,427
	Vodafone Group plc	4.125%	5/30/25	10,522	12,020
	Walt Disney Co.	1.650%	9/1/22	1,500	1,531
	Walt Disney Co.	3.000%	9/15/22	12,102	12,635
5

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	1.750%	8/30/24	8,200	8,537
	Walt Disney Co.	3.700%	9/15/24	5,097	5,654
	Walt Disney Co.	3.350%	3/24/25	12,660	14,021
	Walt Disney Co.	3.700%	10/15/25	5,368	6,073
	Weibo Corp.	3.500%	7/5/24	6,000	6,275
	WPP Finance 2010	3.625%	9/7/22	3,833	4,030
	WPP Finance 2010	3.750%	9/19/24	5,448	6,037
					733,979
Consumer Discretionary (1.87%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	3,250	3,416
	Alibaba Group Holding Ltd.	3.600%	11/28/24	18,660	20,526
	Amazon.com Inc.	3.300%	12/5/21	9,069	9,271
	Amazon.com Inc.	2.500%	11/29/22	8,303	8,611
	Amazon.com Inc.	2.400%	2/22/23	8,245	8,603
	Amazon.com Inc.	0.400%	6/3/23	6,800	6,836
	Amazon.com Inc.	2.800%	8/22/24	19,055	20,607
	Amazon.com Inc.	3.800%	12/5/24	3,687	4,140
	Amazon.com Inc.	0.800%	6/3/25	10,800	10,952
	Amazon.com Inc.	5.200%	12/3/25	6,104	7,419
[2]	American Honda Finance Corp.	3.150%	1/8/21	2,889	2,890
[2]	American Honda Finance Corp.	1.650%	7/12/21	5,244	5,281
[2]	American Honda Finance Corp.	1.700%	9/9/21	7,208	7,275
[2]	American Honda Finance Corp.	3.375%	12/10/21	3,170	3,260
	American Honda Finance Corp.	1.950%	5/20/22	1,925	1,967
[2]	American Honda Finance Corp.	2.200%	6/27/22	100	103
[2]	American Honda Finance Corp.	0.400%	10/21/22	2,000	2,001
[2]	American Honda Finance Corp.	2.600%	11/16/22	7,450	7,761
[2]	American Honda Finance Corp.	2.050%	1/10/23	6,599	6,823
[2]	American Honda Finance Corp.	1.950%	5/10/23	6,266	6,495
[2]	American Honda Finance Corp.	0.875%	7/7/23	5,000	5,059
[2]	American Honda Finance Corp.	3.450%	7/14/23	4,468	4,803
[2]	American Honda Finance Corp.	0.650%	9/8/23	5,000	5,029
[2]	American Honda Finance Corp.	3.625%	10/10/23	2,520	2,739
[2]	American Honda Finance Corp.	3.550%	1/12/24	1,000	1,089
[2]	American Honda Finance Corp.	2.900%	2/16/24	8,165	8,741
[2]	American Honda Finance Corp.	2.400%	6/27/24	10,615	11,282
[2]	American Honda Finance Corp.	2.150%	9/10/24	5,503	5,816
[2]	American Honda Finance Corp.	1.200%	7/8/25	3,000	3,067
[2]	American Honda Finance Corp.	1.000%	9/10/25	5,000	5,057
	Aptiv Corp.	4.150%	3/15/24	4,092	4,495
	AutoNation Inc.	3.500%	11/15/24	3,155	3,406
	AutoNation Inc.	4.500%	10/1/25	3,229	3,617
	AutoZone Inc.	3.700%	4/15/22	4,005	4,147
	AutoZone Inc.	2.875%	1/15/23	7,917	8,260
	AutoZone Inc.	3.125%	4/18/24	5,750	6,187
	AutoZone Inc.	3.250%	4/15/25	1,522	1,665
	AutoZone Inc.	3.625%	4/15/25	3,570	3,997
	Block Financial LLC	5.500%	11/1/22	3,325	3,537
	Block Financial LLC	5.250%	10/1/25	772	882
	BorgWarner Inc.	3.375%	3/15/25	3,680	4,053
	Cintas Corp. No. 2	2.900%	4/1/22	5,850	6,022
[2]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	1,310	1,313
[2]	Continental Airlines Pass-Through Trust Class A Series 2010-1	4.750%	1/12/21	909	909
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,643	3,660
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,569	4,608
[2]	Delta Air Lines Pass-Through Trust Class A Series 2007-1	6.821%	8/10/22	1,818	1,853
6

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	2,966
	DR Horton Inc.	4.375%	9/15/22	1,667	1,757
	DR Horton Inc.	4.750%	2/15/23	4,025	4,330
	DR Horton Inc.	5.750%	8/15/23	100	112
	DR Horton Inc.	2.500%	10/15/24	5,675	6,054
	DR Horton Inc.	2.600%	10/15/25	7,000	7,544
	eBay Inc.	3.800%	3/9/22	5,768	5,981
	eBay Inc.	2.600%	7/15/22	6,903	7,098
	eBay Inc.	2.750%	1/30/23	6,134	6,415
	eBay Inc.	3.450%	8/1/24	5,267	5,733
	eBay Inc.	1.900%	3/11/25	7,925	8,317
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	4,200	4,576
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	3,896	4,406
	General Motors Co.	4.875%	10/2/23	4,937	5,476
	General Motors Co.	5.400%	10/2/23	1,416	1,590
	General Motors Co.	4.000%	4/1/25	3,617	4,004
	General Motors Co.	6.125%	10/1/25	20,147	24,400
	General Motors Financial Co. Inc.	3.450%	1/14/22	15,562	15,967
	General Motors Financial Co. Inc.	3.450%	4/10/22	13,967	14,375
	General Motors Financial Co. Inc.	3.150%	6/30/22	7,238	7,492
	General Motors Financial Co. Inc.	3.550%	7/8/22	11,423	11,921
	General Motors Financial Co. Inc.	3.250%	1/5/23	3,175	3,325
	General Motors Financial Co. Inc.	5.200%	3/20/23	16,800	18,419
	General Motors Financial Co. Inc.	3.700%	5/9/23	11,346	12,027
	General Motors Financial Co. Inc.	4.250%	5/15/23	6,621	7,143
	General Motors Financial Co. Inc.	4.150%	6/19/23	18,475	19,866
	General Motors Financial Co. Inc.	1.700%	8/18/23	7,050	7,222
	General Motors Financial Co. Inc.	5.100%	1/17/24	8,665	9,672
	General Motors Financial Co. Inc.	3.950%	4/13/24	8,350	9,069
	General Motors Financial Co. Inc.	3.500%	11/7/24	6,546	7,065
	General Motors Financial Co. Inc.	4.000%	1/15/25	12,211	13,404
	General Motors Financial Co. Inc.	2.900%	2/26/25	16,650	17,763
	General Motors Financial Co. Inc.	4.350%	4/9/25	900	1,008
	General Motors Financial Co. Inc.	2.750%	6/20/25	10,600	11,317
	General Motors Financial Co. Inc.	4.300%	7/13/25	3,478	3,896
	Harley-Davidson Inc.	3.500%	7/28/25	3,150	3,428
	Hasbro Inc.	2.600%	11/19/22	500	519
	Hasbro Inc.	3.000%	11/19/24	100	108
	Home Depot Inc.	4.400%	4/1/21	9,033	9,033
	Home Depot Inc.	3.250%	3/1/22	5,464	5,651
	Home Depot Inc.	2.625%	6/1/22	10,180	10,493
	Home Depot Inc.	2.700%	4/1/23	8,068	8,462
	Home Depot Inc.	3.750%	2/15/24	6,697	7,340
	Home Depot Inc.	3.350%	9/15/25	9,400	10,583
	Hyatt Hotels Corp.	3.375%	7/15/23	1,650	1,730
	Hyatt Hotels Corp.	5.375%	4/23/25	3,100	3,514
	JD.com Inc.	3.125%	4/29/21	3,700	3,728
	Kohl's Corp.	3.250%	2/1/23	1,490	1,533
	Kohl's Corp.	9.500%	5/15/25	3,980	5,159
	Kohl's Corp.	4.250%	7/17/25	6,528	7,083
	Las Vegas Sands Corp.	3.200%	8/8/24	11,250	11,910
	Las Vegas Sands Corp.	2.900%	6/25/25	3,394	3,545
	Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,086
	Lennar Corp.	4.750%	11/15/22	3,200	3,392
	Lennar Corp.	4.875%	12/15/23	3,200	3,540
	Lennar Corp.	4.500%	4/30/24	9,100	10,090
	Lennar Corp.	4.750%	5/30/25	5,500	6,284
	Lowe's Cos. Inc.	3.120%	4/15/22	2,027	2,084
	Lowe's Cos. Inc.	3.875%	9/15/23	6,832	7,419
	Lowe's Cos. Inc.	3.125%	9/15/24	3,741	4,059
7

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.000%	4/15/25	4,228	4,803
	Lowe's Cos. Inc.	3.375%	9/15/25	7,371	8,221
	Magna International Inc.	3.625%	6/15/24	6,580	7,181
	Magna International Inc.	4.150%	10/1/25	1,307	1,498
	Marriott International Inc.	3.250%	9/15/22	3,804	3,904
	Marriott International Inc.	2.125%	10/3/22	2,450	2,485
[2]	Marriott International Inc.	4.150%	12/1/23	2,000	2,152
	Marriott International Inc.	3.600%	4/15/24	7,232	7,699
	Marriott International Inc.	3.750%	3/15/25	149	161
[2]	Marriott International Inc.	5.750%	5/1/25	5,700	6,655
	Marriott International Inc.	3.750%	10/1/25	4,927	5,315
[2]	Marriott International Inc.	3.125%	6/15/26	2,000	2,129
	Masco Corp.	4.450%	4/1/25	3,589	4,129
[2]	McDonald's Corp.	2.625%	1/15/22	11,407	11,680
[2]	McDonald's Corp.	3.350%	4/1/23	8,051	8,560
[2]	McDonald's Corp.	3.375%	5/26/25	3,935	4,367
[2]	McDonald's Corp.	3.300%	7/1/25	10,246	11,395
[2]	McDonald's Corp.	1.450%	9/1/25	6,056	6,263
	Mohawk Industries Inc.	3.850%	2/1/23	4,425	4,705
	NIKE Inc.	2.250%	5/1/23	700	729
	NIKE Inc.	2.400%	3/27/25	9,100	9,786
	NVR Inc.	3.950%	9/15/22	4,350	4,568
	O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	7,102
	PVH Corp.	4.625%	7/10/25	3,590	4,029
	Ralph Lauren Corp.	1.700%	6/15/22	3,150	3,208
	Ralph Lauren Corp.	3.750%	9/15/25	3,281	3,691
	Ross Stores Inc.	4.600%	4/15/25	5,560	6,408
	Sands China Ltd.	4.600%	8/8/23	11,833	12,647
	Sands China Ltd.	5.125%	8/8/25	13,996	15,693
	Southwest Airlines Co.	2.750%	11/16/22	2,400	2,478
	Southwest Airlines Co.	4.750%	5/4/23	8,725	9,478
	Southwest Airlines Co.	5.250%	5/4/25	13,908	16,081
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,276	2,431
	Starbucks Corp.	1.300%	5/7/22	3,200	3,239
	Starbucks Corp.	2.700%	6/15/22	2,896	2,981
	Starbucks Corp.	3.100%	3/1/23	7,875	8,318
	Starbucks Corp.	3.850%	10/1/23	5,825	6,317
	Starbucks Corp.	3.800%	8/15/25	9,718	11,058
	Tapestry Inc.	3.000%	7/15/22	3,000	3,066
	Tapestry Inc.	4.250%	4/1/25	4,210	4,541
	TJX Cos. Inc.	2.500%	5/15/23	5,451	5,695
	TJX Cos. Inc.	3.500%	4/15/25	19,074	21,283
	Toyota Motor Corp.	3.183%	7/20/21	8,980	9,121
	Toyota Motor Corp.	2.157%	7/2/22	7,847	8,063
	Toyota Motor Corp.	3.419%	7/20/23	9,700	10,455
	Toyota Motor Corp.	2.358%	7/2/24	3,660	3,883
[2]	Toyota Motor Credit Corp.	2.950%	4/13/21	8,280	8,339
[2]	Toyota Motor Credit Corp.	1.800%	10/7/21	2,450	2,477
[2]	Toyota Motor Credit Corp.	2.600%	1/11/22	9,370	9,589
[2]	Toyota Motor Credit Corp.	3.300%	1/12/22	4,312	4,448
[2]	Toyota Motor Credit Corp.	2.650%	4/12/22	5,905	6,080
[2]	Toyota Motor Credit Corp.	1.150%	5/26/22	10,150	10,272
[2]	Toyota Motor Credit Corp.	0.450%	7/22/22	3,200	3,207
[2]	Toyota Motor Credit Corp.	2.150%	9/8/22	12,225	12,598
[2]	Toyota Motor Credit Corp.	0.350%	10/14/22	5,225	5,237
[2]	Toyota Motor Credit Corp.	2.625%	1/10/23	1,676	1,752
[2]	Toyota Motor Credit Corp.	2.700%	1/11/23	6,582	6,895
[2]	Toyota Motor Credit Corp.	2.900%	3/30/23	2,150	2,272
[2]	Toyota Motor Credit Corp.	0.500%	8/14/23	5,500	5,523
[2]	Toyota Motor Credit Corp.	1.350%	8/25/23	5,400	5,536
[2]	Toyota Motor Credit Corp.	3.450%	9/20/23	1,290	1,396
8

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Motor Credit Corp.	2.250%	10/18/23	4,232	4,447
[2]	Toyota Motor Credit Corp.	2.900%	4/17/24	2,900	3,118
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	27,815	29,124
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	11,500	12,638
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,500	5,525
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	565	569
	VF Corp.	2.050%	4/23/22	5,766	5,886
	VF Corp.	2.400%	4/23/25	6,020	6,427
	Whirlpool Corp.	4.700%	6/1/22	2,248	2,378
	Whirlpool Corp.	4.000%	3/1/24	2,175	2,392
	Whirlpool Corp.	3.700%	5/1/25	2,450	2,719
[2]	Yale University	0.873%	4/15/25	3,000	3,047
					1,146,555
Consumer Staples (1.55%)
	Altria Group Inc.	3.490%	2/14/22	7,475	7,732
	Altria Group Inc.	2.850%	8/9/22	7,448	7,741
	Altria Group Inc.	4.000%	1/31/24	9,738	10,696
	Altria Group Inc.	3.800%	2/14/24	10,785	11,765
	Altria Group Inc.	2.350%	5/6/25	5,600	5,937
	Altria Group Inc.	4.400%	2/14/26	5,750	6,663
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	15,925	18,121
	Archer-Daniels-Midland Co.	2.750%	3/27/25	3,300	3,587
	BAT Capital Corp.	2.764%	8/15/22	1,119	1,158
	BAT Capital Corp.	3.222%	8/15/24	15,064	16,326
	BAT Capital Corp.	2.789%	9/6/24	11,133	11,913
	Beam Suntory Inc.	3.250%	5/15/22	151	156
	Brown-Forman Corp.	3.500%	4/15/25	1,565	1,733
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	2,925	3,038
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	5,900	6,512
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	2,770	2,853
	Campbell Soup Co.	3.650%	3/15/23	2,844	3,035
	Campbell Soup Co.	3.950%	3/15/25	7,460	8,402
	Campbell Soup Co.	3.300%	3/19/25	2,000	2,187
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	2,028
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,000	3,126
	Clorox Co.	3.050%	9/15/22	5,475	5,685
	Clorox Co.	3.500%	12/15/24	3,152	3,483
	Coca-Cola Co.	2.500%	4/1/23	5,297	5,567
	Coca-Cola Co.	3.200%	11/1/23	8,603	9,313
	Coca-Cola Co.	1.750%	9/6/24	7,507	7,854
	Coca-Cola Co.	2.950%	3/25/25	7,800	8,570
	Coca-Cola Co.	2.875%	10/27/25	10,485	11,627
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,977
[2]	Colgate-Palmolive Co.	2.250%	11/15/22	7,354	7,626
[2]	Colgate-Palmolive Co.	2.100%	5/1/23	750	781
[2]	Colgate-Palmolive Co.	3.250%	3/15/24	3,890	4,234
	Conagra Brands Inc.	3.250%	9/15/22	4,000	4,183
	Conagra Brands Inc.	4.300%	5/1/24	10,221	11,404
	Conagra Brands Inc.	4.600%	11/1/25	7,148	8,422
	Constellation Brands Inc.	2.700%	5/9/22	4,130	4,247
	Constellation Brands Inc.	2.650%	11/7/22	10,323	10,732
	Constellation Brands Inc.	3.200%	2/15/23	6,352	6,707
	Constellation Brands Inc.	4.250%	5/1/23	9,896	10,777
	Constellation Brands Inc.	4.750%	11/15/24	3,266	3,747
	Constellation Brands Inc.	4.400%	11/15/25	3,750	4,349
	Constellation Brands Inc.	4.750%	12/1/25	3,289	3,893
	Costco Wholesale Corp.	2.300%	5/18/22	9,218	9,460
	Costco Wholesale Corp.	2.750%	5/18/24	5,852	6,282
	Diageo Capital plc	2.625%	4/29/23	9,603	10,058
	Diageo Capital plc	3.500%	9/18/23	600	647
9

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	2.125%	10/24/24	8,000	8,430
	Diageo Capital plc	1.375%	9/29/25	7,100	7,285
	Diageo Investment Corp.	2.875%	5/11/22	1,094	1,132
	Dollar General Corp.	3.250%	4/15/23	7,558	7,998
	Dollar General Corp.	4.150%	11/1/25	5,841	6,703
	Dollar Tree Inc.	3.700%	5/15/23	8,087	8,660
	Dollar Tree Inc.	4.000%	5/15/25	7,279	8,208
	Estee Lauder Cos. Inc.	2.000%	12/1/24	2,791	2,945
	Flowers Foods Inc.	4.375%	4/1/22	1,450	1,502
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	2,059
	General Mills Inc.	3.150%	12/15/21	7,721	7,872
	General Mills Inc.	2.600%	10/12/22	5,683	5,901
	General Mills Inc.	3.700%	10/17/23	13,103	14,260
	General Mills Inc.	3.650%	2/15/24	428	464
	Hershey Co.	2.625%	5/1/23	1,250	1,307
	Hershey Co.	3.375%	5/15/23	3,543	3,794
	Hershey Co.	2.050%	11/15/24	3,757	3,968
	Hershey Co.	3.200%	8/21/25	3,000	3,339
	J M Smucker Co.	3.000%	3/15/22	4,632	4,774
	J M Smucker Co.	3.500%	3/15/25	8,048	8,954
	Kellogg Co.	2.650%	12/1/23	3,584	3,824
	Keurig Dr Pepper Inc.	4.057%	5/25/23	8,419	9,143
	Keurig Dr Pepper Inc.	3.130%	12/15/23	6,544	7,030
	Keurig Dr Pepper Inc.	4.417%	5/25/25	7,750	8,914
	Keurig Dr Pepper Inc.	3.400%	11/15/25	1,849	2,062
	Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,759
	Kimberly-Clark Corp.	3.050%	8/15/25	2,290	2,544
	Kroger Co.	3.400%	4/15/22	2,100	2,167
	Kroger Co.	2.800%	8/1/22	6,125	6,343
	Kroger Co.	3.850%	8/1/23	6,750	7,278
	Kroger Co.	4.000%	2/1/24	2,500	2,742
	McCormick & Co. Inc.	2.700%	8/15/22	5,288	5,457
	McCormick & Co. Inc.	3.150%	8/15/24	5,280	5,721
	Mead Johnson Nutrition Co.	4.125%	11/15/25	9,255	10,666
	Molson Coors Beverage Co.	3.500%	5/1/22	3,428	3,567
[2,4]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	8,000	8,231
	Mondelez International Inc.	0.625%	7/1/22	5,200	5,225
	Mondelez International Inc.	2.125%	4/13/23	3,409	3,542
	Mondelez International Inc.	1.500%	5/4/25	6,277	6,497
	PepsiCo Inc.	3.000%	8/25/21	6,050	6,153
	PepsiCo Inc.	2.750%	3/5/22	9,501	9,780
	PepsiCo Inc.	2.250%	5/2/22	8,641	8,853
	PepsiCo Inc.	3.100%	7/17/22	4,415	4,589
	PepsiCo Inc.	2.750%	3/1/23	6,870	7,242
	PepsiCo Inc.	0.750%	5/1/23	12,756	12,916
	PepsiCo Inc.	0.400%	10/7/23	3,950	3,961
	PepsiCo Inc.	3.600%	3/1/24	2,975	3,249
	PepsiCo Inc.	2.250%	3/19/25	13,718	14,663
	PepsiCo Inc.	2.750%	4/30/25	6,257	6,797
	PepsiCo Inc.	3.500%	7/17/25	5,788	6,496
	PepsiCo Inc.	2.850%	2/24/26	4,000	4,418
	Philip Morris International Inc.	2.625%	2/18/22	4,759	4,878
	Philip Morris International Inc.	2.375%	8/17/22	9,442	9,733
	Philip Morris International Inc.	2.500%	8/22/22	8,681	8,991
	Philip Morris International Inc.	2.500%	11/2/22	7,824	8,117
	Philip Morris International Inc.	2.625%	3/6/23	2,050	2,156
	Philip Morris International Inc.	1.125%	5/1/23	5,805	5,919
	Philip Morris International Inc.	2.125%	5/10/23	3,504	3,637
	Philip Morris International Inc.	3.600%	11/15/23	4,400	4,800
	Philip Morris International Inc.	2.875%	5/1/24	3,775	4,068
	Philip Morris International Inc.	3.250%	11/10/24	2,125	2,334
10

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	1.500%	5/1/25	6,805	7,038
	Philip Morris International Inc.	3.375%	8/11/25	4,497	5,003
[2]	Procter & Gamble - Esop	9.360%	1/1/21	600	599
	Procter & Gamble Co.	2.300%	2/6/22	8,026	8,202
	Procter & Gamble Co.	2.150%	8/11/22	3,694	3,808
	Procter & Gamble Co.	3.100%	8/15/23	7,019	7,543
	Procter & Gamble Co.	0.550%	10/29/25	7,145	7,163
	Reynolds American Inc.	4.850%	9/15/23	4,425	4,936
	Reynolds American Inc.	4.450%	6/12/25	22,426	25,503
	Sysco Corp.	2.600%	6/12/22	4,125	4,252
	Sysco Corp.	3.550%	3/15/25	2,029	2,259
	Sysco Corp.	5.650%	4/1/25	6,246	7,431
	Sysco Corp.	3.750%	10/1/25	5,581	6,254
	Target Corp.	2.900%	1/15/22	8,053	8,275
	Target Corp.	3.500%	7/1/24	1,450	1,605
	Target Corp.	2.250%	4/15/25	13,298	14,260
	Tyson Foods Inc.	2.250%	8/23/21	9,072	9,171
	Tyson Foods Inc.	4.500%	6/15/22	12,873	13,491
	Tyson Foods Inc.	3.900%	9/28/23	2,216	2,417
	Tyson Foods Inc.	3.950%	8/15/24	15,386	17,080
	Unilever Capital Corp.	2.750%	3/22/21	1,695	1,704
	Unilever Capital Corp.	3.000%	3/7/22	6,250	6,453
	Unilever Capital Corp.	2.200%	5/5/22	4,564	4,672
	Unilever Capital Corp.	3.125%	3/22/23	3,515	3,730
	Unilever Capital Corp.	0.375%	9/14/23	1,700	1,709
	Unilever Capital Corp.	3.250%	3/7/24	6,253	6,783
	Unilever Capital Corp.	2.600%	5/5/24	4,150	4,430
	Unilever Capital Corp.	3.375%	3/22/25	2,925	3,239
	Unilever Capital Corp.	3.100%	7/30/25	4,175	4,624
	Walgreen Co.	3.100%	9/15/22	3,523	3,675
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	7,150	7,880
	Walmart Inc.	2.350%	12/15/22	9,227	9,593
	Walmart Inc.	2.550%	4/11/23	6,664	6,970
	Walmart Inc.	3.400%	6/26/23	14,323	15,382
	Walmart Inc.	3.300%	4/22/24	10,950	11,912
	Walmart Inc.	2.850%	7/8/24	11,200	12,113
	Walmart Inc.	2.650%	12/15/24	11,825	12,769
	Walmart Inc.	3.550%	6/26/25	16,123	18,241
					946,520
Energy (2.04%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	15,289	15,938
	Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,305
	Boardwalk Pipelines LP	4.950%	12/15/24	2,743	3,045
[2]	BP Capital Markets America Inc.	3.245%	5/6/22	15,747	16,357
[2]	BP Capital Markets America Inc.	2.520%	9/19/22	5,805	6,008
	BP Capital Markets America Inc.	2.937%	4/6/23	6,550	6,918
[2]	BP Capital Markets America Inc.	2.750%	5/10/23	12,614	13,298
[2]	BP Capital Markets America Inc.	3.216%	11/28/23	8,162	8,763
	BP Capital Markets America Inc.	3.790%	2/6/24	1,450	1,586
[2]	BP Capital Markets America Inc.	3.224%	4/14/24	6,384	6,894
	BP Capital Markets America Inc.	3.194%	4/6/25	5,450	5,994
	BP Capital Markets America Inc.	3.796%	9/21/25	7,439	8,432
	BP Capital Markets plc	3.062%	3/17/22	13,105	13,536
	BP Capital Markets plc	3.245%	5/6/22	900	935
	BP Capital Markets plc	2.500%	11/6/22	20,220	21,002
	BP Capital Markets plc	3.994%	9/26/23	1,550	1,696
	BP Capital Markets plc	3.814%	2/10/24	3,299	3,620
	BP Capital Markets plc	3.535%	11/4/24	11,514	12,768
	BP Capital Markets plc	3.506%	3/17/25	3,675	4,098
	Canadian Natural Resources Ltd.	2.950%	1/15/23	11,571	12,092
11

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	3.800%	4/15/24	810	868
	Canadian Natural Resources Ltd.	3.900%	2/1/25	3,878	4,237
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,024	5,268
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	12,931	15,059
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	11,073	12,859
	Chevron Corp.	2.498%	3/3/22	4,618	4,693
	Chevron Corp.	2.355%	12/5/22	15,337	15,870
	Chevron Corp.	1.141%	5/11/23	10,600	10,799
	Chevron Corp.	2.566%	5/16/23	6,392	6,703
	Chevron Corp.	3.191%	6/24/23	12,792	13,575
	Chevron Corp.	2.895%	3/3/24	8,209	8,711
	Chevron Corp.	1.554%	5/11/25	19,726	20,444
	Chevron USA Inc.	0.333%	8/12/22	5,150	5,156
	Chevron USA Inc.	0.426%	8/11/23	6,000	6,015
	Chevron USA Inc.	0.687%	8/12/25	10,400	10,430
	Cimarex Energy Co.	4.375%	6/1/24	5,465	5,936
	Columbia Pipeline Group Inc.	4.500%	6/1/25	6,533	7,529
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,643
	ConocoPhillips Co.	3.350%	5/15/25	1,388	1,519
	Devon Energy Corp.	5.850%	12/15/25	2,210	2,599
	Diamondback Energy Inc.	2.875%	12/1/24	8,235	8,657
	Diamondback Energy Inc.	4.750%	5/31/25	5,530	6,209
	Enable Midstream Partners LP	3.900%	5/15/24	5,700	5,800
	Enbridge Energy Partners LP	5.875%	10/15/25	5,272	6,385
	Enbridge Inc.	2.900%	7/15/22	5,820	6,023
	Enbridge Inc.	4.000%	10/1/23	3,197	3,476
	Enbridge Inc.	3.500%	6/10/24	3,400	3,689
	Enbridge Inc.	2.500%	1/15/25	1,781	1,903
	Energy Transfer Operating LP	5.200%	2/1/22	6,975	7,228
	Energy Transfer Operating LP	3.600%	2/1/23	8,928	9,341
	Energy Transfer Operating LP	4.250%	3/15/23	3,125	3,277
[2]	Energy Transfer Operating LP	4.200%	9/15/23	3,000	3,232
	Energy Transfer Operating LP	5.875%	1/15/24	11,708	13,128
	Energy Transfer Operating LP	4.900%	2/1/24	3,590	3,931
	Energy Transfer Operating LP	4.500%	4/15/24	4,920	5,277
	Energy Transfer Operating LP	4.050%	3/15/25	5,059	5,527
	Energy Transfer Operating LP	2.900%	5/15/25	7,893	8,327
	Energy Transfer Partners LP	5.875%	3/1/22	9,669	10,110
	Energy Transfer Partners LP	5.000%	10/1/22	7,025	7,446
	Energy Transfer Partners LP	4.500%	11/1/23	5,700	6,163
	Enterprise Products Operating LLC	3.500%	2/1/22	3,431	3,546
	Enterprise Products Operating LLC	4.050%	2/15/22	3,914	4,075
	Enterprise Products Operating LLC	3.350%	3/15/23	12,852	13,399
	Enterprise Products Operating LLC	3.900%	2/15/24	6,505	7,123
	Enterprise Products Operating LLC	3.750%	2/15/25	17,350	19,415
[2]	Enterprise Products Operating LLC	4.875%	8/16/77	3,900	3,744
	EOG Resources Inc.	4.100%	2/1/21	8,890	8,890
	EOG Resources Inc.	2.625%	3/15/23	8,429	8,797
	EOG Resources Inc.	3.150%	4/1/25	4,745	5,190
	Exxon Mobil Corp.	2.397%	3/6/22	6,765	6,892
	Exxon Mobil Corp.	1.902%	8/16/22	7,253	7,452
	Exxon Mobil Corp.	2.726%	3/1/23	12,438	13,027
	Exxon Mobil Corp.	1.571%	4/15/23	12,700	12,939
	Exxon Mobil Corp.	3.176%	3/15/24	5,000	5,344
	Exxon Mobil Corp.	2.019%	8/16/24	12,445	13,084
	Exxon Mobil Corp.	2.709%	3/6/25	6,710	7,190
	Exxon Mobil Corp.	2.992%	3/19/25	29,640	32,402
	Halliburton Co.	3.500%	8/1/23	3,276	3,481
	Halliburton Co.	3.800%	11/15/25	4,804	5,380
[2]	Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,834
	Hess Corp.	3.500%	7/15/24	2,150	2,268
12

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HollyFrontier Corp.	2.625%	10/1/23	1,000	1,022
Husky Energy Inc.	3.950%	4/15/22	3,600	3,699
Husky Energy Inc.	4.000%	4/15/24	4,870	5,205
Kinder Morgan Energy Partners LP	5.000%	10/1/21	9,109	9,307
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,521	1,594
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,200	8,631
Kinder Morgan Energy Partners LP	3.500%	9/1/23	3,081	3,293
Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,425	5,940
Kinder Morgan Energy Partners LP	4.300%	5/1/24	4,926	5,449
Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,425	4,939
Kinder Morgan Inc.	3.150%	1/15/23	4,539	4,766
Kinder Morgan Inc.	4.300%	6/1/25	3,438	3,914
Marathon Oil Corp.	2.800%	11/1/22	2,599	2,670
Marathon Oil Corp.	3.850%	6/1/25	6,121	6,565
Marathon Petroleum Corp.	4.500%	5/1/23	7,675	8,318
Marathon Petroleum Corp.	4.750%	12/15/23	5,742	6,352
Marathon Petroleum Corp.	3.625%	9/15/24	3,656	3,980
Marathon Petroleum Corp.	4.700%	5/1/25	13,120	15,022
MPLX LP	3.500%	12/1/22	5,440	5,712
MPLX LP	3.375%	3/15/23	4,689	4,976
MPLX LP	4.500%	7/15/23	11,621	12,652
MPLX LP	4.875%	12/1/24	9,456	10,815
MPLX LP	5.250%	1/15/25	4,166	4,281
MPLX LP	4.000%	2/15/25	7,805	8,683
MPLX LP	4.875%	6/1/25	7,626	8,808
Noble Energy Inc.	3.900%	11/15/24	3,105	3,462
ONEOK Inc.	4.250%	2/1/22	7,525	7,758
ONEOK Inc.	7.500%	9/1/23	3,699	4,258
ONEOK Inc.	2.750%	9/1/24	2,468	2,603
ONEOK Partners LP	3.375%	10/1/22	6,459	6,717
ONEOK Partners LP	5.000%	9/15/23	3,540	3,872
ONEOK Partners LP	4.900%	3/15/25	8,850	10,021
Phillips 66	4.300%	4/1/22	6,710	7,028
Phillips 66	3.700%	4/6/23	3,050	3,266
Phillips 66	0.900%	2/15/24	3,000	3,011
Phillips 66	3.850%	4/9/25	15,625	17,595
Phillips 66 Partners LP	2.450%	12/15/24	2,900	3,036
Phillips 66 Partners LP	3.605%	2/15/25	3,000	3,241
Plains All American Pipeline LP	3.650%	6/1/22	4,501	4,639
Plains All American Pipeline LP	2.850%	1/31/23	5,700	5,905
Plains All American Pipeline LP	3.850%	10/15/23	4,121	4,407
Plains All American Pipeline LP	3.600%	11/1/24	6,564	6,991
Plains All American Pipeline LP	4.650%	10/15/25	8,158	9,114
Sabine Pass Liquefaction LLC	6.250%	3/15/22	7,089	7,461
Sabine Pass Liquefaction LLC	5.625%	4/15/23	7,275	7,966
Sabine Pass Liquefaction LLC	5.750%	5/15/24	19,125	21,802
Sabine Pass Liquefaction LLC	5.625%	3/1/25	11,588	13,486
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,200	4,308
Schlumberger Investment SA	3.650%	12/1/23	12,385	13,421
Shell International Finance BV	2.375%	8/21/22	10,624	10,969
Shell International Finance BV	2.250%	1/6/23	3,690	3,829
Shell International Finance BV	3.400%	8/12/23	7,854	8,474
Shell International Finance BV	0.375%	9/15/23	4,625	4,632
Shell International Finance BV	3.500%	11/13/23	400	435
Shell International Finance BV	2.000%	11/7/24	8,425	8,838
Shell International Finance BV	2.375%	4/6/25	12,800	13,690
Shell International Finance BV	3.250%	5/11/25	18,800	20,817
Spectra Energy Partners LP	4.750%	3/15/24	6,825	7,609
Spectra Energy Partners LP	3.500%	3/15/25	5,372	5,895
Suncor Energy Inc.	2.800%	5/15/23	3,250	3,418
Suncor Energy Inc.	3.600%	12/1/24	7,843	8,651
13

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suncor Energy Inc.	3.100%	5/15/25	3,950	4,324
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,294	1,349
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,503	2,703
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	4,583	5,374
	Total Capital Canada Ltd.	2.750%	7/15/23	12,803	13,553
	Total Capital International SA	2.875%	2/17/22	6,298	6,479
	Total Capital International SA	2.700%	1/25/23	6,550	6,868
	Total Capital International SA	3.700%	1/15/24	14,113	15,470
	Total Capital International SA	3.750%	4/10/24	6,238	6,919
	Total Capital International SA	2.434%	1/10/25	989	1,054
	Total Capital SA	4.250%	12/15/21	6,930	7,181
	TransCanada PipeLines Ltd.	2.500%	8/1/22	6,475	6,686
	TransCanada PipeLines Ltd.	3.750%	10/16/23	10,332	11,171
	Valero Energy Corp.	2.700%	4/15/23	9,050	9,436
	Valero Energy Corp.	1.200%	3/15/24	3,900	3,916
	Valero Energy Corp.	3.650%	3/15/25	6,170	6,743
	Valero Energy Corp.	2.850%	4/15/25	3,955	4,204
	Williams Cos. Inc.	4.000%	11/15/21	5,715	5,839
	Williams Cos. Inc.	3.600%	3/15/22	6,505	6,713
	Williams Cos. Inc.	3.350%	8/15/22	7,284	7,565
	Williams Cos. Inc.	3.700%	1/15/23	3,928	4,149
	Williams Cos. Inc.	4.500%	11/15/23	3,396	3,736
	Williams Cos. Inc.	4.300%	3/4/24	7,789	8,583
	Williams Cos. Inc.	4.550%	6/24/24	8,121	9,074
	Williams Cos. Inc.	3.900%	1/15/25	4,593	5,081
	Williams Cos. Inc.	4.000%	9/15/25	12,492	14,069
					1,247,256
Financials (11.50%)
	AerCap Ireland Capital DAC	3.500%	5/26/22	1,015	1,047
	AerCap Ireland Capital DAC	4.625%	7/1/22	4,080	4,284
	AerCap Ireland Capital DAC	3.300%	1/23/23	11,980	12,462
	AerCap Ireland Capital DAC	4.125%	7/3/23	3,200	3,421
	AerCap Ireland Capital DAC	4.500%	9/15/23	10,996	11,871
	AerCap Ireland Capital DAC	4.875%	1/16/24	4,605	5,028
	AerCap Ireland Capital DAC	3.150%	2/15/24	10,150	10,628
	AerCap Ireland Capital DAC	2.875%	8/14/24	4,050	4,189
	AerCap Ireland Capital DAC	3.500%	1/15/25	3,143	3,335
	AerCap Ireland Capital DAC	6.500%	7/15/25	11,649	13,891
	AerCap Ireland Capital DAC	4.450%	10/1/25	5,588	6,212
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,050	3,358
	Affiliated Managers Group Inc.	3.500%	8/1/25	3,401	3,774
	Aflac Inc.	3.625%	6/15/23	5,658	6,118
	Aflac Inc.	3.625%	11/15/24	7,436	8,319
	Aflac Inc.	3.250%	3/17/25	3,350	3,697
	Air Lease Corp.	3.500%	1/15/22	6,000	6,153
	Air Lease Corp.	3.750%	2/1/22	4,221	4,335
	Air Lease Corp.	2.625%	7/1/22	3,334	3,420
	Air Lease Corp.	2.250%	1/15/23	3,000	3,075
	Air Lease Corp.	2.750%	1/15/23	4,685	4,834
	Air Lease Corp.	3.875%	7/3/23	8,195	8,729
	Air Lease Corp.	3.000%	9/15/23	3,812	3,994
[2]	Air Lease Corp.	4.250%	2/1/24	8,265	8,946
	Air Lease Corp.	4.250%	9/15/24	2,635	2,877
[2]	Air Lease Corp.	2.300%	2/1/25	4,875	5,022
	Air Lease Corp.	3.250%	3/1/25	8,723	9,290
	Air Lease Corp.	3.375%	7/1/25	5,050	5,430
	Aircastle Ltd.	5.125%	3/15/21	4,040	4,070
	Aircastle Ltd.	5.500%	2/15/22	2,260	2,359
	Aircastle Ltd.	5.000%	4/1/23	4,824	5,168
	Aircastle Ltd.	4.400%	9/25/23	7,585	8,097
14

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aircastle Ltd.	4.125%	5/1/24	450	478
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	6,164	6,781
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,812	10,892
	Alleghany Corp.	4.950%	6/27/22	4,038	4,290
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,163	4,532
	Allstate Corp.	3.150%	6/15/23	600	640
	Allstate Corp.	0.750%	12/15/25	2,500	2,511
[2]	Allstate Corp.	5.750%	8/15/53	6,314	6,756
	Ally Financial Inc.	4.125%	2/13/22	6,200	6,440
	Ally Financial Inc.	3.050%	6/5/23	2,150	2,268
	Ally Financial Inc.	1.450%	10/2/23	11,000	11,206
	Ally Financial Inc.	3.875%	5/21/24	9,750	10,664
	Ally Financial Inc.	5.125%	9/30/24	5,580	6,410
	Ally Financial Inc.	4.625%	3/30/25	3,349	3,814
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,584	2,726
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,950	4,301
	American Express Co.	2.750%	5/20/22	8,200	8,456
	American Express Co.	2.500%	8/1/22	8,813	9,099
	American Express Co.	2.650%	12/2/22	9,348	9,756
	American Express Co.	3.400%	2/27/23	18,816	19,990
	American Express Co.	3.700%	8/3/23	7,972	8,620
	American Express Co.	3.400%	2/22/24	10,294	11,208
	American Express Co.	2.500%	7/30/24	20,045	21,397
	American Express Co.	3.000%	10/30/24	11,560	12,615
	American Express Co.	3.625%	12/5/24	3,010	3,341
	American Express Co.	4.200%	11/6/25	6,408	7,434
[2]	American Express Credit Corp.	2.700%	3/3/22	17,532	17,992
	American International Group Inc.	4.875%	6/1/22	1,250	1,327
	American International Group Inc.	4.125%	2/15/24	10,491	11,604
	American International Group Inc.	2.500%	6/30/25	15,283	16,430
	American International Group Inc.	3.750%	7/10/25	5,260	5,910
	American Tower Corp.	2.250%	1/15/22	4,340	4,423
	American Tower Corp.	4.700%	3/15/22	4,265	4,480
	American Tower Corp.	3.500%	1/31/23	8,968	9,523
	American Tower Corp.	3.000%	6/15/23	6,069	6,430
	American Tower Corp.	0.600%	1/15/24	2,000	2,000
	American Tower Corp.	5.000%	2/15/24	8,157	9,223
	American Tower Corp.	3.375%	5/15/24	7,700	8,361
	American Tower Corp.	2.950%	1/15/25	3,668	3,972
	American Tower Corp.	2.400%	3/15/25	5,225	5,556
	American Tower Corp.	4.000%	6/1/25	6,725	7,588
	Ameriprise Financial Inc.	3.000%	3/22/22	2,687	2,774
	Ameriprise Financial Inc.	4.000%	10/15/23	8,093	8,902
	Ameriprise Financial Inc.	3.700%	10/15/24	4,124	4,588
	Ameriprise Financial Inc.	3.000%	4/2/25	6,476	7,057
	Aon plc	4.000%	11/27/23	5,980	6,522
	Aon plc	3.500%	6/14/24	5,720	6,232
	Aon plc	3.875%	12/15/25	3,084	3,519
	Ares Capital Corp.	3.625%	1/19/22	4,480	4,600
	Ares Capital Corp.	3.500%	2/10/23	4,790	5,064
	Ares Capital Corp.	4.200%	6/10/24	7,641	8,252
	Ares Capital Corp.	4.250%	3/1/25	4,537	4,900
	Ares Capital Corp.	3.250%	7/15/25	3,677	3,888
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,100	2,247
	Assurant Inc.	4.000%	3/15/23	3,600	3,843
	Assurant Inc.	4.200%	9/27/23	1,500	1,639
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,850	2,116
[2]	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,825	6,883
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,065	4,199
15

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	9,692	10,111
[2]	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	2,250	2,328
[2]	AvalonBay Communities Inc.	2.950%	9/15/22	1,814	1,882
[2]	AvalonBay Communities Inc.	4.200%	12/15/23	2,800	3,084
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	256	282
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	3,894	4,331
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	2,374	2,668
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	100	101
	Banco Santander SA	3.500%	4/11/22	5,455	5,663
	Banco Santander SA	3.125%	2/23/23	7,025	7,389
	Banco Santander SA	3.848%	4/12/23	11,923	12,786
	Banco Santander SA	2.706%	6/27/24	5,953	6,347
	Banco Santander SA	2.746%	5/28/25	6,905	7,375
	Banco Santander SA	5.179%	11/19/25	5,400	6,310
	Bancolombia SA	3.000%	1/29/25	4,220	4,389
[2]	Bank of America Corp.	5.000%	5/13/21	75	76
[2]	Bank of America Corp.	2.503%	10/21/22	20,637	20,997
[2]	Bank of America Corp.	3.300%	1/11/23	32,732	34,694
[2]	Bank of America Corp.	3.124%	1/20/23	14,936	15,341
[2]	Bank of America Corp.	2.881%	4/24/23	16,550	17,068
[2]	Bank of America Corp.	2.816%	7/21/23	18,733	19,461
	Bank of America Corp.	4.100%	7/24/23	13,775	15,050
[2]	Bank of America Corp.	3.004%	12/20/23	38,229	40,226
[2]	Bank of America Corp.	4.125%	1/22/24	3,200	3,552
[2]	Bank of America Corp.	3.550%	3/5/24	34,733	36,990
[2]	Bank of America Corp.	4.000%	4/1/24	5,059	5,602
[2]	Bank of America Corp.	1.486%	5/19/24	5,400	5,526
[2]	Bank of America Corp.	3.864%	7/23/24	16,623	18,038
[2]	Bank of America Corp.	4.200%	8/26/24	20,267	22,562
[2]	Bank of America Corp.	0.810%	10/24/24	25,000	25,210
[2]	Bank of America Corp.	4.000%	1/22/25	16,189	18,109
[2]	Bank of America Corp.	3.458%	3/15/25	1,950	2,113
[2]	Bank of America Corp.	3.950%	4/21/25	23,866	26,876
[2]	Bank of America Corp.	3.875%	8/1/25	10,100	11,524
[2]	Bank of America Corp.	0.981%	9/25/25	11,250	11,358
[2]	Bank of America Corp.	3.093%	10/1/25	21,209	22,923
[2]	Bank of America Corp.	2.456%	10/22/25	25,700	27,373
[2]	Bank of America Corp.	3.366%	1/23/26	13,375	14,668
[2]	Bank of America Corp.	2.015%	2/13/26	33,325	34,852
[2]	Bank of America Corp.	1.319%	6/19/26	44,600	45,300
[2]	Bank of America Corp.	1.197%	10/24/26	14,875	15,044
[2]	Bank of America NA	3.335%	1/25/23	129	133
[2]	Bank of Montreal	2.900%	3/26/22	8,157	8,422
[2]	Bank of Montreal	2.050%	11/1/22	1,500	1,548
[2]	Bank of Montreal	2.550%	11/6/22	150	156
	Bank of Montreal	0.450%	12/8/23	10,000	10,007
[2]	Bank of Montreal	3.300%	2/5/24	8,856	9,585
[2]	Bank of Montreal	2.500%	6/28/24	7,448	7,932
[2]	Bank of Montreal	1.850%	5/1/25	26,928	28,218
[2]	Bank of Montreal	4.338%	10/5/28	5,595	6,127
[2]	Bank of Montreal	4.800%	2/25/69	117	122
[2]	Bank of New York Mellon Corp.	2.600%	2/7/22	21,509	21,984
[2]	Bank of New York Mellon Corp.	1.950%	8/23/22	4,225	4,338
[2]	Bank of New York Mellon Corp.	1.850%	1/27/23	9,250	9,522
[2]	Bank of New York Mellon Corp.	2.950%	1/29/23	9,402	9,877
[2]	Bank of New York Mellon Corp.	3.500%	4/28/23	3,025	3,239
[2]	Bank of New York Mellon Corp.	2.661%	5/16/23	8,775	9,044
[2]	Bank of New York Mellon Corp.	3.450%	8/11/23	9,175	9,899
[2]	Bank of New York Mellon Corp.	2.200%	8/16/23	9,215	9,649
	Bank of New York Mellon Corp.	0.350%	12/7/23	6,000	6,007
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,459
16

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	11,369	12,461
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	3,800	4,045
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	1,062	1,165
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	4,950	5,163
	Bank of Nova Scotia	2.700%	3/7/22	18,419	18,947
[2]	Bank of Nova Scotia	2.450%	9/19/22	2,496	2,586
	Bank of Nova Scotia	2.000%	11/15/22	5,950	6,140
	Bank of Nova Scotia	2.375%	1/18/23	1,125	1,169
	Bank of Nova Scotia	1.950%	2/1/23	11,683	12,057
	Bank of Nova Scotia	1.625%	5/1/23	1,300	1,336
	Bank of Nova Scotia	0.550%	9/15/23	5,350	5,366
	Bank of Nova Scotia	3.400%	2/11/24	13,600	14,754
	Bank of Nova Scotia	2.200%	2/3/25	17,414	18,317
	Bank of Nova Scotia	1.300%	6/11/25	1,200	1,229
	Bank of Nova Scotia	4.500%	12/16/25	9,841	11,426
	BankUnited Inc.	4.875%	11/17/25	2,307	2,650
	Barclays Bank plc	1.700%	5/12/22	21,150	21,502
[2]	Barclays Bank plc	3.750%	5/15/24	500	554
	Barclays plc	3.684%	1/10/23	9,265	9,535
[2]	Barclays plc	4.610%	2/15/23	10,400	10,839
[2]	Barclays plc	4.338%	5/16/24	13,557	14,642
	Barclays plc	4.375%	9/11/24	2,600	2,877
	Barclays plc	3.650%	3/16/25	10,329	11,398
[2]	Barclays plc	3.932%	5/7/25	8,590	9,397
[2]	Barclays plc	2.852%	5/7/26	12,600	13,484
[2]	BBVA USA	2.875%	6/29/22	9,903	10,234
[2]	BBVA USA	3.875%	4/10/25	1,100	1,233
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,637	4,817
	Berkshire Hathaway Inc.	3.400%	1/31/22	2,278	2,354
	Berkshire Hathaway Inc.	3.000%	2/11/23	3,230	3,408
	Berkshire Hathaway Inc.	2.750%	3/15/23	16,066	16,849
	BGC Partners Inc.	5.375%	7/24/23	4,914	5,313
	BGC Partners Inc.	3.750%	10/1/24	1,101	1,152
	BlackRock Inc.	3.375%	6/1/22	3,774	3,937
	BlackRock Inc.	3.500%	3/18/24	4,773	5,243
[2,4]	Blackstone Secured Lending Fund	3.650%	7/14/23	112	116
[2]	BNP Paribas SA	3.250%	3/3/23	6,971	7,398
[2]	BNP Paribas SA	4.250%	10/15/24	7,840	8,801
	Boston Properties LP	3.850%	2/1/23	4,671	4,957
	Boston Properties LP	3.125%	9/1/23	3,995	4,235
	Boston Properties LP	3.800%	2/1/24	6,317	6,863
	Boston Properties LP	3.200%	1/15/25	6,800	7,429
[2]	BPCE SA	2.750%	12/2/21	9,850	10,064
[2,4]	BPCE SA	3.000%	5/22/22	6,000	6,210
	BPCE SA	4.000%	4/15/24	6,326	7,004
	Brandywine Operating Partnership LP	3.950%	2/15/23	4,425	4,580
	Brandywine Operating Partnership LP	4.100%	10/1/24	1,210	1,284
	Brixmor Operating Partnership LP	3.250%	9/15/23	4,050	4,278
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,450	2,652
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,281	5,784
	Brookfield Asset Management Inc.	4.000%	1/15/25	3,863	4,273
	Brookfield Finance Inc.	4.000%	4/1/24	6,035	6,624
	Brown & Brown Inc.	4.200%	9/15/24	4,161	4,649
	Camden Property Trust	2.950%	12/15/22	3,775	3,935
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	8,375	8,658
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	6,100	6,156
[2]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	5,420	5,604
[2]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,150	8,833
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	14,750	14,747
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	6,130	6,628
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,650	7,037
17

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	3,900	3,929
[2]	Capital One Bank USA NA	2.014%	1/27/23	1,400	1,424
	Capital One Bank USA NA	3.375%	2/15/23	15,865	16,773
	Capital One Financial Corp.	3.050%	3/9/22	9,727	10,041
	Capital One Financial Corp.	3.200%	1/30/23	5,500	5,789
	Capital One Financial Corp.	2.600%	5/11/23	11,020	11,527
	Capital One Financial Corp.	3.500%	6/15/23	3,205	3,429
	Capital One Financial Corp.	3.900%	1/29/24	5,483	5,992
	Capital One Financial Corp.	3.750%	4/24/24	5,893	6,428
	Capital One Financial Corp.	3.300%	10/30/24	14,110	15,445
	Capital One Financial Corp.	3.200%	2/5/25	7,335	7,996
	Capital One Financial Corp.	4.250%	4/30/25	18,325	20,796
	Capital One Financial Corp.	4.200%	10/29/25	13,433	15,222
	Capital One NA	2.150%	9/6/22	550	565
	CC Holdings GS V LLC	3.849%	4/15/23	4,996	5,364
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,667
	Charles Schwab Corp.	2.650%	1/25/23	6,040	6,326
	Charles Schwab Corp.	3.550%	2/1/24	2,395	2,607
	Charles Schwab Corp.	3.000%	3/10/25	1,001	1,090
	Charles Schwab Corp.	4.200%	3/24/25	6,125	7,029
	Charles Schwab Corp.	3.850%	5/21/25	4,820	5,482
	Chubb INA Holdings Inc.	2.875%	11/3/22	4,611	4,801
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,709	6,001
	Chubb INA Holdings Inc.	3.350%	5/15/24	6,350	6,929
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,912	20,876
[2]	Citibank NA	3.650%	1/23/24	6,453	7,048
	Citigroup Inc.	2.900%	12/8/21	9,725	9,931
	Citigroup Inc.	4.500%	1/14/22	23,386	24,380
	Citigroup Inc.	2.750%	4/25/22	26,350	27,139
	Citigroup Inc.	4.050%	7/30/22	9,697	10,230
	Citigroup Inc.	2.700%	10/27/22	10,035	10,435
[2]	Citigroup Inc.	3.142%	1/24/23	5,780	5,938
	Citigroup Inc.	3.375%	3/1/23	325	343
	Citigroup Inc.	3.500%	5/15/23	14,445	15,450
[2]	Citigroup Inc.	2.876%	7/24/23	16,043	16,667
	Citigroup Inc.	3.875%	10/25/23	13,767	15,124
[2]	Citigroup Inc.	1.678%	5/15/24	19,897	20,503
[2]	Citigroup Inc.	4.044%	6/1/24	20,426	22,106
	Citigroup Inc.	3.750%	6/16/24	9,400	10,378
	Citigroup Inc.	4.000%	8/5/24	550	610
	Citigroup Inc.	0.776%	10/30/24	14,000	14,041
	Citigroup Inc.	3.875%	3/26/25	1,450	1,614
[2]	Citigroup Inc.	3.352%	4/24/25	14,710	15,987
	Citigroup Inc.	3.300%	4/27/25	921	1,018
	Citigroup Inc.	4.400%	6/10/25	17,345	19,806
	Citigroup Inc.	5.500%	9/13/25	10,570	12,650
[2]	Citigroup Inc.	3.106%	4/8/26	40,166	43,908
[2]	Citizens Bank NA	3.250%	2/14/22	7,425	7,635
[2]	Citizens Bank NA	2.650%	5/26/22	4,219	4,345
[2]	Citizens Bank NA	3.700%	3/29/23	5,068	5,420
[2]	Citizens Bank NA	2.250%	4/28/25	2,500	2,649
	Citizens Financial Group Inc.	4.300%	12/3/25	3,964	4,560
	CME Group Inc.	3.000%	9/15/22	550	575
	CME Group Inc.	3.000%	3/15/25	7,083	7,752
	CNA Financial Corp.	3.950%	5/15/24	3,637	4,023
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,761	3,959
[2]	Comerica Bank	2.500%	7/23/24	2,930	3,118
	Comerica Inc.	3.700%	7/31/23	10,846	11,708
	Cooperatieve Rabobank UA	2.750%	1/10/22	10,586	10,851
	Cooperatieve Rabobank UA	3.875%	2/8/22	17,206	17,874
	Cooperatieve Rabobank UA	3.950%	11/9/22	11,890	12,624
18

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	2.750%	1/10/23	3,650	3,826
	Cooperatieve Rabobank UA	4.625%	12/1/23	8,273	9,205
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	15,917	17,825
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,874	11,229
	Corporate Office Properties LP	3.600%	5/15/23	2,650	2,796
	Credit Suisse AG	3.000%	10/29/21	17,800	18,193
	Credit Suisse AG	2.800%	4/8/22	4,350	4,490
	Credit Suisse AG	1.000%	5/5/23	10,000	10,158
[2]	Credit Suisse AG	3.625%	9/9/24	16,844	18,677
	Credit Suisse AG	2.950%	4/9/25	43,644	47,620
	Credit Suisse Group AG	3.800%	6/9/23	8,188	8,807
	Credit Suisse Group AG	3.750%	3/26/25	15,890	17,631
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	12,999	13,702
	Crown Castle International Corp.	5.250%	1/15/23	11,185	12,232
	Crown Castle International Corp.	3.200%	9/1/24	8,795	9,555
	Crown Castle International Corp.	1.350%	7/15/25	6,587	6,704
	CubeSmart LP	4.375%	12/15/23	1,925	2,108
	CubeSmart LP	4.000%	11/15/25	100	113
	CyrusOne LP	2.900%	11/15/24	4,630	4,949
[2]	Deutsche Bank AG	3.125%	1/13/21	25	25
[2]	Deutsche Bank AG	4.250%	10/14/21	12,660	12,971
[2]	Deutsche Bank AG	5.000%	2/14/22	6,950	7,258
[2]	Deutsche Bank AG	3.300%	11/16/22	10,726	11,198
	Deutsche Bank AG	3.950%	2/27/23	12,279	13,017
[2]	Deutsche Bank AG	3.700%	5/30/24	17,130	18,380
	Deutsche Bank AG	3.700%	5/30/24	1,000	1,071
[2]	Deutsche Bank AG	2.222%	9/18/24	13,200	13,546
	Deutsche Bank AG	2.129%	11/24/26	5,000	5,092
	Digital Realty Trust LP	2.750%	2/1/23	1,525	1,592
	Digital Realty Trust LP	4.750%	10/1/25	2,534	2,965
[2]	Discover Bank	3.350%	2/6/23	3,149	3,321
[2]	Discover Bank	4.200%	8/8/23	13,210	14,441
	Discover Bank	2.450%	9/12/24	10,160	10,708
[2]	Discover Bank	4.682%	8/9/28	10,370	10,945
	Discover Financial Services	3.850%	11/21/22	9,524	10,124
	Discover Financial Services	3.950%	11/6/24	736	814
	Discover Financial Services	3.750%	3/4/25	1,720	1,892
	Duke Realty LP	3.625%	4/15/23	1,907	2,021
	Duke Realty LP	3.750%	12/1/24	855	945
	E*TRADE Financial Corp.	2.950%	8/24/22	4,475	4,651
	Eaton Vance Corp.	3.625%	6/15/23	2,350	2,529
	Enstar Group Ltd.	4.500%	3/10/22	2,725	2,834
	Equinix Inc.	2.625%	11/18/24	9,857	10,542
	Equinix Inc.	1.000%	9/15/25	4,600	4,593
	Equitable Holdings Inc.	3.900%	4/20/23	6,487	6,974
	ERP Operating LP	4.625%	12/15/21	5,351	5,505
	ERP Operating LP	3.000%	4/15/23	3,873	4,071
	ERP Operating LP	3.375%	6/1/25	3,250	3,592
	Essex Portfolio LP	3.250%	5/1/23	2,706	2,851
	Essex Portfolio LP	3.875%	5/1/24	4,781	5,247
	Essex Portfolio LP	3.500%	4/1/25	7,987	8,848
	Federal Realty Investment Trust	3.950%	1/15/24	3,300	3,589
	Fidelity National Financial Inc.	5.500%	9/1/22	2,685	2,896
	Fidelity National Information Services Inc.	3.500%	4/15/23	9,612	10,206
	Fidelity National Information Services Inc.	3.875%	6/5/24	4,000	4,399
	Fidelity National Information Services Inc.	3.000%	8/15/26	6,000	6,682
	Fifth Third Bancorp	3.500%	3/15/22	5,120	5,303
	Fifth Third Bancorp	1.625%	5/5/23	2,400	2,474
	Fifth Third Bancorp	4.300%	1/16/24	10,028	11,062
	Fifth Third Bancorp	3.650%	1/25/24	14,452	15,711
	Fifth Third Bancorp	2.375%	1/28/25	1,444	1,537
19

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fifth Third Bank NA	2.250%	6/14/21	10,118	10,189
[2]	Fifth Third Bank NA	2.875%	10/1/21	4,141	4,210
[2]	Fifth Third Bank NA	1.800%	1/30/23	4,203	4,323
	First American Financial Corp.	4.600%	11/15/24	1,349	1,499
	First Horizon Corp.	4.000%	5/26/25	1,100	1,229
[2]	First Republic Bank	2.500%	6/6/22	7,625	7,840
[2]	First Republic Bank	1.912%	2/12/24	1,750	1,802
	Fiserv Inc.	3.500%	10/1/22	8,784	9,186
	Fiserv Inc.	3.800%	10/1/23	14,195	15,463
	Fiserv Inc.	2.750%	7/1/24	18,278	19,610
	Fiserv Inc.	3.850%	6/1/25	2,774	3,132
	FNB Corp.	2.200%	2/24/23	1,650	1,680
	Franklin Resources Inc.	2.800%	9/15/22	486	506
	Franklin Resources Inc.	2.850%	3/30/25	3,879	4,223
	FS KKR Capital Corp.	4.750%	5/15/22	3,266	3,397
	FS KKR Capital Corp.	4.625%	7/15/24	4,882	5,144
	FS KKR Capital Corp.	4.125%	2/1/25	2,420	2,519
	GATX Corp.	3.900%	3/30/23	2,825	3,018
	GATX Corp.	3.250%	3/30/25	2,338	2,548
[2,4]	GE Capital Funding LLC	3.450%	5/15/25	12,420	13,708
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	12,942	14,378
	Global Payments Inc.	3.750%	6/1/23	5,320	5,693
	Global Payments Inc.	4.000%	6/1/23	6,550	7,082
	Global Payments Inc.	2.650%	2/15/25	10,319	11,055
	GLP Capital LP	5.375%	11/1/23	850	929
	GLP Capital LP	3.350%	9/1/24	2,210	2,323
	GLP Capital LP	5.250%	6/1/25	6,474	7,291
	Goldman Sachs BDC Inc.	3.750%	2/10/25	2,690	2,845
	Goldman Sachs Group Inc.	5.750%	1/24/22	36,456	38,514
	Goldman Sachs Group Inc.	3.000%	4/26/22	17,881	18,030
[2]	Goldman Sachs Group Inc.	2.876%	10/31/22	19,869	20,241
	Goldman Sachs Group Inc.	3.625%	1/22/23	9,707	10,343
	Goldman Sachs Group Inc.	3.200%	2/23/23	5,411	5,717
[2]	Goldman Sachs Group Inc.	2.908%	6/5/23	10,656	11,035
[2]	Goldman Sachs Group Inc.	2.905%	7/24/23	11,046	11,457
[2]	Goldman Sachs Group Inc.	0.627%	11/17/23	16,000	16,054
	Goldman Sachs Group Inc.	3.625%	2/20/24	18,600	20,219
	Goldman Sachs Group Inc.	4.000%	3/3/24	11,059	12,155
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	13,881	15,191
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,214	6,849
	Goldman Sachs Group Inc.	3.500%	4/1/25	32,786	36,467
	Goldman Sachs Group Inc.	3.750%	5/22/25	18,840	21,146
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	33,386	36,468
	Goldman Sachs Group Inc.	4.250%	10/21/25	21,011	23,953
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	8,475	8,556
	Healthpeak Properties Inc.	4.250%	11/15/23	1,042	1,142
	Healthpeak Properties Inc.	4.200%	3/1/24	2,600	2,849
	Healthpeak Properties Inc.	3.875%	8/15/24	5,569	6,160
	Healthpeak Properties Inc.	3.400%	2/1/25	5,761	6,366
	Healthpeak Properties Inc.	4.000%	6/1/25	5,225	5,931
[2]	Host Hotels & Resorts LP	3.750%	10/15/23	6,400	6,732
	Host Hotels & Resorts LP	3.875%	4/1/24	1,475	1,556
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	1,808	1,943
[2]	HSBC Holdings plc	3.262%	3/13/23	20,610	21,268
	HSBC Holdings plc	3.600%	5/25/23	15,855	17,046
[2]	HSBC Holdings plc	3.033%	11/22/23	15,745	16,485
	HSBC Holdings plc	4.250%	3/14/24	15,640	17,251
[2]	HSBC Holdings plc	3.950%	5/18/24	15,428	16,623
[2]	HSBC Holdings plc	3.803%	3/11/25	38,675	42,223
	HSBC Holdings plc	4.250%	8/18/25	6,400	7,209
[2]	HSBC Holdings plc	2.633%	11/7/25	30,209	32,112
20

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	HSBC Holdings plc	1.645%	4/18/26	5,000	5,103
[2]	HSBC Holdings plc	2.099%	6/4/26	35,130	36,465
[2]	HSBC Holdings plc	4.292%	9/12/26	11,077	12,575
	HSBC USA Inc.	3.500%	6/23/24	7,291	7,978
	Huntington Bancshares Inc.	2.300%	1/14/22	1,470	1,495
	Huntington Bancshares Inc.	2.625%	8/6/24	6,435	6,845
	Huntington Bancshares Inc.	4.000%	5/15/25	7,401	8,375
[2]	Huntington National Bank	3.125%	4/1/22	4,600	4,749
[2]	Huntington National Bank	2.500%	8/7/22	11,331	11,693
	Huntington National Bank	1.800%	2/3/23	3,925	4,032
[2]	Huntington National Bank	3.550%	10/6/23	1,500	1,622
	ING Groep NV	3.150%	3/29/22	8,017	8,290
	ING Groep NV	4.100%	10/2/23	14,638	16,071
	ING Groep NV	3.550%	4/9/24	6,138	6,698
	Intercontinental Exchange Inc.	2.350%	9/15/22	1,825	1,883
	Intercontinental Exchange Inc.	0.700%	6/15/23	9,300	9,363
	Intercontinental Exchange Inc.	3.450%	9/21/23	3,150	3,393
	Intercontinental Exchange Inc.	4.000%	10/15/23	6,185	6,785
	Intercontinental Exchange Inc.	3.750%	12/1/25	5,920	6,723
	International Lease Finance Corp.	5.875%	8/15/22	8,220	8,856
	Invesco Finance plc	3.125%	11/30/22	7,825	8,217
	Invesco Finance plc	4.000%	1/30/24	4,449	4,888
	Janus Capital Group Inc.	4.875%	8/1/25	1,861	2,133
	Jefferies Financial Group Inc.	5.500%	10/18/23	5,794	6,387
	JPMorgan Chase & Co.	3.250%	9/23/22	24,709	25,960
	JPMorgan Chase & Co.	2.972%	1/15/23	15,948	16,388
	JPMorgan Chase & Co.	3.200%	1/25/23	17,786	18,834
[2]	JPMorgan Chase & Co.	3.207%	4/1/23	20,848	21,566
[2]	JPMorgan Chase & Co.	2.776%	4/25/23	12,757	13,170
	JPMorgan Chase & Co.	3.375%	5/1/23	19,496	20,817
	JPMorgan Chase & Co.	2.700%	5/18/23	16,105	16,912
	JPMorgan Chase & Co.	3.875%	2/1/24	14,000	15,376
[2]	JPMorgan Chase & Co.	3.559%	4/23/24	31,687	33,928
	JPMorgan Chase & Co.	3.625%	5/13/24	14,298	15,800
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	9,265	9,494
[2]	JPMorgan Chase & Co.	3.797%	7/23/24	17,315	18,733
	JPMorgan Chase & Co.	3.875%	9/10/24	12,194	13,614
[2]	JPMorgan Chase & Co.	0.653%	9/16/24	17,750	17,784
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	4,543	4,991
	JPMorgan Chase & Co.	3.125%	1/23/25	1,100	1,203
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	16,625	17,909
	JPMorgan Chase & Co.	3.900%	7/15/25	750	846
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	21,225	22,518
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	30,578	32,049
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	75,325	79,557
	JPMorgan Chase & Co.	1.045%	11/19/26	15,050	15,214
	Kemper Corp.	4.350%	2/15/25	2,198	2,439
[2]	KeyBank NA	3.350%	6/15/21	3,715	3,765
[2]	KeyBank NA	3.300%	2/1/22	218	225
[2]	KeyBank NA	3.180%	5/22/22	2,975	3,091
[2]	KeyBank NA	2.400%	6/9/22	7,490	7,708
[2]	KeyBank NA	2.300%	9/14/22	6,107	6,313
[2]	KeyBank NA	3.375%	3/7/23	4,220	4,489
[2]	KeyBank NA	1.250%	3/10/23	308	314
[2]	KeyBank NA	0.423%	1/3/24	5,700	5,699
[2]	KeyBank NA	3.300%	6/1/25	1,637	1,819
[2]	KeyCorp	4.150%	10/29/25	6,101	7,069
	Kilroy Realty LP	3.800%	1/15/23	1,300	1,365
	Kilroy Realty LP	3.450%	12/15/24	4,038	4,361
	Kilroy Realty LP	4.375%	10/1/25	2,328	2,610
	Kimco Realty Corp.	3.400%	11/1/22	6,520	6,838
21

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty Corp.	3.125%	6/1/23	2,110	2,226
	Kimco Realty Corp.	3.300%	2/1/25	4,326	4,726
	Lazard Group LLC	3.750%	2/13/25	2,915	3,228
	Lincoln National Corp.	4.000%	9/1/23	2,432	2,654
	Lincoln National Corp.	3.350%	3/9/25	4,375	4,812
	Lloyds Banking Group plc	3.000%	1/11/22	16,540	16,966
[2]	Lloyds Banking Group plc	2.858%	3/17/23	9,250	9,502
[2]	Lloyds Banking Group plc	1.326%	6/15/23	21,000	21,105
	Lloyds Banking Group plc	4.050%	8/16/23	15,825	17,204
[2]	Lloyds Banking Group plc	2.907%	11/7/23	11,175	11,622
	Lloyds Banking Group plc	4.500%	11/4/24	5,337	5,953
	Lloyds Banking Group plc	4.450%	5/8/25	3,610	4,126
[2]	Lloyds Banking Group plc	3.870%	7/9/25	33,155	36,410
[2]	Lloyds Banking Group plc	2.438%	2/5/26	6,575	6,922
	Loews Corp.	2.625%	5/15/23	4,835	5,058
	M&T Bank Corp.	3.550%	7/26/23	10,100	10,922
	Main Street Capital Corp.	5.200%	5/1/24	2,600	2,792
[2]	Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,300	1,336
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,246	3,523
	Markel Corp.	4.900%	7/1/22	2,550	2,712
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	2,939	3,009
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	2,574	2,722
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	8,040	8,863
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	3,365	3,667
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,980	5,522
	Mastercard Inc.	3.375%	4/1/24	5,343	5,846
	Mastercard Inc.	2.000%	3/3/25	4,551	4,829
	MetLife Inc.	3.048%	12/15/22	6,055	6,365
[2]	MetLife Inc.	4.368%	9/15/23	9,851	10,910
	MetLife Inc.	3.600%	4/10/24	6,661	7,336
	MetLife Inc.	3.000%	3/1/25	1,845	2,025
	MetLife Inc.	3.600%	11/13/25	3,290	3,730
	Mid-America Apartments LP	4.300%	10/15/23	2,755	3,003
	Mid-America Apartments LP	3.750%	6/15/24	2,100	2,287
	Mid-America Apartments LP	4.000%	11/15/25	1,359	1,539
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,850	10,140
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	10,589	10,941
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	13,525	13,987
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	16,368	16,942
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	11,555	12,295
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	21,383	23,176
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,966	4,174
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	6,675	7,227
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,225	7,734
[2]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	9,300	9,334
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	24,175	25,529
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,575	11,811
	Mizuho Financial Group Inc.	2.953%	2/28/22	8,075	8,317
	Mizuho Financial Group Inc.	2.601%	9/11/22	4,600	4,773
	Mizuho Financial Group Inc.	3.549%	3/5/23	9,140	9,736
[2]	Mizuho Financial Group Inc.	2.721%	7/16/23	11,850	12,223
[2]	Mizuho Financial Group Inc.	1.241%	7/10/24	2,500	2,524
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	5,100	5,105
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	8,070	8,762
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	5,500	5,848
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	3,200	3,390
	Morgan Stanley	5.750%	1/25/21	27	27
	Morgan Stanley	2.750%	5/19/22	20,393	21,055
	Morgan Stanley	4.875%	11/1/22	6,836	7,362
[2]	Morgan Stanley	3.125%	1/23/23	12,509	13,201
[2]	Morgan Stanley	3.750%	2/25/23	18,411	19,714
22

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley	4.100%	5/22/23	17,760	19,239
[2]	Morgan Stanley	0.560%	11/10/23	10,750	10,764
[2]	Morgan Stanley	3.737%	4/24/24	16,179	17,346
[2]	Morgan Stanley	3.875%	4/29/24	34,751	38,411
[2]	Morgan Stanley	3.700%	10/23/24	26,715	29,742
[2]	Morgan Stanley	2.720%	7/22/25	2,270	2,428
[2]	Morgan Stanley	4.000%	7/23/25	10,763	12,268
[2]	Morgan Stanley	0.864%	10/21/25	2,000	2,016
	Morgan Stanley	5.000%	11/24/25	7,081	8,450
[2]	Morgan Stanley	2.188%	4/28/26	64,100	67,655
	Morgan Stanley	0.985%	12/10/26	16,000	16,091
	MUFG Americas Holdings Corp.	3.500%	6/18/22	7,212	7,539
	MUFG Americas Holdings Corp.	3.000%	2/10/25	370	401
[2]	MUFG Union Bank NA	3.150%	4/1/22	18,742	19,352
[2]	MUFG Union Bank NA	2.100%	12/9/22	2,340	2,415
	Nasdaq Inc.	4.250%	6/1/24	1,292	1,430
	National Australia Bank Ltd.	2.800%	1/10/22	7,105	7,290
[2]	National Australia Bank Ltd.	2.500%	5/22/22	5,765	5,943
	National Australia Bank Ltd.	1.875%	12/13/22	1,341	1,377
	National Australia Bank Ltd.	3.000%	1/20/23	6,631	6,986
	National Australia Bank Ltd.	2.875%	4/12/23	150	158
	National Australia Bank Ltd.	3.625%	6/20/23	5,100	5,509
[2]	National Bank of Canada	2.100%	2/1/23	9,430	9,702
[2]	National Bank of Canada	0.900%	8/15/23	2,500	2,519
[2]	National Bank of Canada	0.550%	11/15/24	3,000	3,010
	National Retail Properties Inc.	3.300%	4/15/23	4,310	4,553
	National Retail Properties Inc.	3.900%	6/15/24	1,775	1,942
[2]	Natwest Group plc	3.498%	5/15/23	12,355	12,832
	Natwest Group plc	3.875%	9/12/23	23,251	25,226
	Natwest Group plc	6.000%	12/19/23	12,697	14,484
[2]	Natwest Group plc	2.359%	5/22/24	12,900	13,331
	Natwest Group plc	5.125%	5/28/24	24,695	27,513
[2]	Natwest Group plc	4.519%	6/25/24	14,425	15,718
[2]	Natwest Group plc	4.269%	3/22/25	2,531	2,776
[2]	Natwest Group plc	3.754%	11/1/29	800	849
	Nomura Holdings Inc.	2.648%	1/16/25	9,965	10,615
	Nomura Holdings Inc.	1.851%	7/16/25	15,250	15,898
	Northern Trust Corp.	2.375%	8/2/22	1,845	1,907
	Northern Trust Corp.	3.950%	10/30/25	3,510	4,058
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,500	2,590
	Office Properties Income Trust	4.000%	7/15/22	4,575	4,684
	Office Properties Income Trust	4.250%	5/15/24	4,233	4,414
	Office Properties Income Trust	4.500%	2/1/25	4,868	5,135
	Old Republic International Corp.	4.875%	10/1/24	2,880	3,287
	Omega Healthcare Investors Inc.	4.375%	8/1/23	5,652	6,119
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,755	5,177
	Omega Healthcare Investors Inc.	4.500%	1/15/25	3,435	3,754
	ORIX Corp.	2.900%	7/18/22	3,645	3,773
	ORIX Corp.	3.250%	12/4/24	1,577	1,718
	Owl Rock Capital Corp.	5.250%	4/15/24	2,230	2,414
	Owl Rock Capital Corp.	4.000%	3/30/25	5,363	5,598
	Owl Rock Capital Corp.	3.750%	7/22/25	2,356	2,440
	PayPal Holdings Inc.	2.200%	9/26/22	7,978	8,240
	PayPal Holdings Inc.	1.350%	6/1/23	4,500	4,606
	PayPal Holdings Inc.	2.400%	10/1/24	7,926	8,470
	PayPal Holdings Inc.	1.650%	6/1/25	6,250	6,530
	People's United Bank NA	4.000%	7/15/24	100	108
	People's United Financial Inc.	3.650%	12/6/22	6,350	6,639
	Piedmont Operating Partnership LP	3.400%	6/1/23	5,305	5,517
	Piedmont Operating Partnership LP	4.450%	3/15/24	2,660	2,863
[2]	PNC Bank NA	2.550%	12/9/21	8,960	9,112
23

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	PNC Bank NA	2.625%	2/17/22	15,889	16,235
[2]	PNC Bank NA	2.450%	7/28/22	900	929
[2]	PNC Bank NA	2.700%	11/1/22	8,262	8,603
[2]	PNC Bank NA	2.028%	12/9/22	4,370	4,439
[2]	PNC Bank NA	2.950%	1/30/23	8,525	8,969
[2]	PNC Bank NA	1.743%	2/24/23	2,750	2,790
[2]	PNC Bank NA	3.500%	6/8/23	4,300	4,617
	PNC Bank NA	3.800%	7/25/23	3,900	4,214
[2]	PNC Bank NA	3.300%	10/30/24	14,338	15,774
[2]	PNC Bank NA	2.950%	2/23/25	3,450	3,776
[2]	PNC Bank NA	3.250%	6/1/25	587	651
[2]	PNC Bank NA	4.200%	11/1/25	5,716	6,554
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,462	5,717
	PNC Financial Services Group Inc.	3.500%	1/23/24	8,335	9,080
	PNC Financial Services Group Inc.	3.900%	4/29/24	9,726	10,757
	PNC Financial Services Group Inc.	2.200%	11/1/24	718	761
	Primerica Inc.	4.750%	7/15/22	2,900	3,088
	Principal Financial Group Inc.	3.300%	9/15/22	1,450	1,521
	Principal Financial Group Inc.	3.125%	5/15/23	4,724	5,019
	Principal Financial Group Inc.	3.400%	5/15/25	2,211	2,446
	Prologis LP	3.750%	11/1/25	4,931	5,603
	Prospect Capital Corp.	5.875%	3/15/23	376	392
[2]	Prudential Financial Inc.	3.500%	5/15/24	4,600	5,066
[2]	Prudential Financial Inc.	5.875%	9/15/42	7,964	8,502
[2]	Prudential Financial Inc.	5.625%	6/15/43	7,610	8,152
[2]	Prudential Financial Inc.	5.200%	3/15/44	6,385	6,880
[2]	Prudential Financial Inc.	5.375%	5/15/45	6,801	7,413
	Public Storage	2.370%	9/15/22	6,052	6,249
	Rayonier Inc.	3.750%	4/1/22	1,550	1,592
	Realty Income Corp.	3.250%	10/15/22	14,047	14,653
	Realty Income Corp.	4.650%	8/1/23	7,504	8,218
	Realty Income Corp.	3.875%	7/15/24	2,325	2,570
	Realty Income Corp.	3.875%	4/15/25	1,870	2,106
	Regions Financial Corp.	3.800%	8/14/23	4,792	5,189
	Regions Financial Corp.	2.250%	5/18/25	2,934	3,096
[2]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	4,065
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,810
	Retail Properties of America Inc.	4.000%	3/15/25	500	511
[2]	Royal Bank of Canada	2.750%	2/1/22	10,700	10,980
[2]	Royal Bank of Canada	2.800%	4/29/22	10,780	11,117
[2]	Royal Bank of Canada	1.950%	1/17/23	8,034	8,295
[2]	Royal Bank of Canada	1.600%	4/17/23	7,469	7,674
[2]	Royal Bank of Canada	3.700%	10/5/23	12,557	13,686
[2]	Royal Bank of Canada	0.500%	10/26/23	9,121	9,152
[2]	Royal Bank of Canada	2.550%	7/16/24	7,225	7,728
[2]	Royal Bank of Canada	2.250%	11/1/24	19,005	20,211
[2]	Royal Bank of Canada	1.150%	6/10/25	8,892	9,061
	Sabra Health Care LP	4.800%	6/1/24	1,138	1,212
	Santander Holdings USA Inc.	4.450%	12/3/21	3,350	3,459
	Santander Holdings USA Inc.	3.400%	1/18/23	11,925	12,500
	Santander Holdings USA Inc.	3.500%	6/7/24	10,445	11,288
	Santander Holdings USA Inc.	3.450%	6/2/25	250	272
	Santander Holdings USA Inc.	4.500%	7/17/25	7,088	8,013
	Santander Holdings USA Inc.	3.244%	10/5/26	11,149	12,134
	Santander UK Group Holdings plc	3.125%	1/8/21	45	45
	Santander UK Group Holdings plc	3.571%	1/10/23	4,800	4,944
[2]	Santander UK Group Holdings plc	3.373%	1/5/24	12,500	13,106
[2]	Santander UK Group Holdings plc	4.796%	11/15/24	7,025	7,783
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	7,000	7,040
	Santander UK plc	2.100%	1/13/23	8,075	8,333
	Santander UK plc	4.000%	3/13/24	8,641	9,529
24

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK plc	2.875%	6/18/24	7,260	7,764
	Signature Bank	4.000%	10/15/30	2,500	2,522
	Simon Property Group LP	2.350%	1/30/22	7,494	7,606
	Simon Property Group LP	2.625%	6/15/22	5,455	5,591
	Simon Property Group LP	2.750%	6/1/23	4,887	5,113
	Simon Property Group LP	2.000%	9/13/24	8,688	8,993
	Simon Property Group LP	3.375%	10/1/24	15,103	16,408
	Simon Property Group LP	3.500%	9/1/25	3,273	3,625
	SITE Centers Corp.	3.625%	2/1/25	3,402	3,534
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,787	1,845
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	7,695	7,730
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	4,840	4,983
	SL Green Operating Partnership LP	3.250%	10/15/22	4,100	4,223
	SL Green Realty Corp.	4.500%	12/1/22	1,325	1,393
	Sompo International Holdings Ltd.	4.700%	10/15/22	130	139
	State Street Corp.	2.825%	3/30/23	6,400	6,592
[2]	State Street Corp.	2.653%	5/15/23	9,628	9,884
	State Street Corp.	3.100%	5/15/23	4,260	4,528
	State Street Corp.	3.700%	11/20/23	12,129	13,285
[2]	State Street Corp.	3.776%	12/3/24	5,845	6,399
	State Street Corp.	3.300%	12/16/24	11,908	13,209
	State Street Corp.	3.550%	8/18/25	8,232	9,290
[2]	State Street Corp.	2.354%	11/1/25	5,000	5,307
	State Street Corp.	2.901%	3/30/26	5,579	6,061
	Stifel Financial Corp.	4.250%	7/18/24	2,135	2,388
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,360	3,492
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,200	1,261
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	4,605	5,181
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,796	10,958
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	3,779	3,877
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	14,845	15,374
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,635
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	13,096	13,814
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,571	6,030
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,269	9,038
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	14,698	15,664
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	4,000	4,241
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	6,275	6,651
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	31,685	32,399
	SVB Financial Group	3.500%	1/29/25	2,270	2,474
[2]	Svenska Handelsbanken AB	2.450%	3/30/21	16,433	16,519
[2]	Svenska Handelsbanken AB	3.900%	11/20/23	6,218	6,796
[2]	Synchrony Bank	3.000%	6/15/22	3,455	3,567
	Synchrony Financial	3.750%	8/15/21	3,061	3,105
	Synchrony Financial	2.850%	7/25/22	6,029	6,225
	Synchrony Financial	4.375%	3/19/24	5,362	5,883
	Synchrony Financial	4.250%	8/15/24	13,140	14,381
	Synchrony Financial	4.500%	7/23/25	4,100	4,602
[2]	Synovus Bank	2.289%	2/10/23	2,000	2,024
	Synovus Financial Corp.	3.125%	11/1/22	2,450	2,548
	TD Ameritrade Holding Corp.	2.950%	4/1/22	8,755	8,995
	TD Ameritrade Holding Corp.	3.750%	4/1/24	3,500	3,841
	TD Ameritrade Holding Corp.	3.625%	4/1/25	1,009	1,120
[2]	Toronto-Dominion Bank	1.900%	12/1/22	13,178	13,588
[2]	Toronto-Dominion Bank	3.500%	7/19/23	14,383	15,531
[2]	Toronto-Dominion Bank	0.450%	9/11/23	7,300	7,308
[2]	Toronto-Dominion Bank	3.250%	3/11/24	6,846	7,426
[2]	Toronto-Dominion Bank	2.650%	6/12/24	25,320	27,123
[2]	Toronto-Dominion Bank	1.150%	6/12/25	2,000	2,036
[2]	Toronto-Dominion Bank	0.750%	9/11/25	19,450	19,457
	Truist Bank	2.625%	1/15/22	7,951	8,128
25

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Truist Bank	2.800%	5/17/22	10,148	10,479
[2]	Truist Bank	2.450%	8/1/22	15,141	15,649
[2]	Truist Bank	3.502%	8/2/22	6,420	6,530
[2]	Truist Bank	3.000%	2/2/23	5,635	5,924
[2]	Truist Bank	1.250%	3/9/23	14,743	15,029
[2]	Truist Bank	2.750%	5/1/23	2,675	2,817
[2]	Truist Bank	3.200%	4/1/24	10,825	11,746
[2]	Truist Bank	3.689%	8/2/24	15,537	16,804
[2]	Truist Bank	2.150%	12/6/24	8,475	8,972
[2]	Truist Bank	1.500%	3/10/25	7,969	8,233
[2]	Truist Bank	3.625%	9/16/25	13,309	14,940
	Truist Financial Corp.	2.700%	1/27/22	7,952	8,138
[2]	Truist Financial Corp.	3.950%	3/22/22	6,200	6,448
[2]	Truist Financial Corp.	2.750%	4/1/22	5,212	5,354
[2]	Truist Financial Corp.	3.050%	6/20/22	8,600	8,922
[2]	Truist Financial Corp.	2.200%	3/16/23	2,478	2,572
[2]	Truist Financial Corp.	3.750%	12/6/23	5,416	5,942
[2]	Truist Financial Corp.	2.500%	8/1/24	2,345	2,496
[2]	Truist Financial Corp.	2.850%	10/26/24	8,097	8,725
	Truist Financial Corp.	4.000%	5/1/25	15,368	17,328
[2]	Truist Financial Corp.	3.700%	6/5/25	100	113
[2]	UDR Inc.	4.000%	10/1/25	1,677	1,904
	Unum Group	4.000%	3/15/24	3,255	3,544
	Unum Group	4.500%	3/15/25	2,100	2,381
[2]	US Bancorp	2.625%	1/24/22	9,355	9,570
[2]	US Bancorp	3.000%	3/15/22	7,430	7,660
[2]	US Bancorp	2.950%	7/15/22	14,526	15,076
[2]	US Bancorp	3.700%	1/30/24	8,385	9,142
	US Bancorp	3.375%	2/5/24	8,100	8,793
	US Bancorp	2.400%	7/30/24	7,655	8,144
[2]	US Bancorp	3.600%	9/11/24	1,492	1,642
	US Bancorp	1.450%	5/12/25	10,050	10,406
[2]	US Bancorp	3.950%	11/17/25	2,245	2,590
[2]	US Bank NA	1.800%	1/21/22	6,830	6,934
[2]	US Bank NA	2.650%	5/23/22	8,659	8,922
	US Bank NA	1.950%	1/9/23	10,719	11,061
[2]	US Bank NA	2.850%	1/23/23	6,585	6,910
[2]	US Bank NA	3.400%	7/24/23	7,730	8,304
[2]	US Bank NA	2.050%	1/21/25	5,450	5,749
[2]	US Bank NA	2.800%	1/27/25	7,080	7,682
	Ventas Realty LP	3.100%	1/15/23	2,960	3,104
	Ventas Realty LP	3.125%	6/15/23	4,613	4,867
	Ventas Realty LP	3.500%	4/15/24	3,225	3,525
	Ventas Realty LP	3.750%	5/1/24	925	1,009
	Ventas Realty LP	2.650%	1/15/25	3,653	3,910
	Ventas Realty LP	3.500%	2/1/25	7,873	8,661
	VEREIT Operating Partnership LP	4.600%	2/6/24	5,666	6,226
	VEREIT Operating Partnership LP	4.625%	11/1/25	874	1,004
	Visa Inc.	2.150%	9/15/22	7,634	7,872
	Visa Inc.	2.800%	12/14/22	17,886	18,711
	Visa Inc.	3.150%	12/14/25	36,316	40,709
	Vornado Realty LP	3.500%	1/15/25	3,159	3,336
	Voya Financial Inc.	3.125%	7/15/24	3,000	3,240
[2]	Voya Financial Inc.	5.650%	5/15/53	4,800	5,064
	W R Berkley Corp.	4.625%	3/15/22	1,350	1,414
	Weingarten Realty Investors	3.500%	4/15/23	1,250	1,295
	Weingarten Realty Investors	3.850%	6/1/25	2,500	2,682
[2]	Wells Fargo & Co.	3.000%	1/22/21	42	42
[2]	Wells Fargo & Co.	3.500%	3/8/22	12,116	12,567
[2]	Wells Fargo & Co.	2.625%	7/22/22	24,047	24,887
	Wells Fargo & Co.	3.069%	1/24/23	18,376	18,871
26

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo & Co.	3.450%	2/13/23	8,260	8,746
	Wells Fargo & Co.	4.125%	8/15/23	10,181	11,098
	Wells Fargo & Co.	4.480%	1/16/24	3,118	3,452
[2]	Wells Fargo & Co.	3.750%	1/24/24	13,480	14,689
[2]	Wells Fargo & Co.	1.654%	6/2/24	22,350	22,876
[2]	Wells Fargo & Co.	3.300%	9/9/24	1,500	1,643
[2]	Wells Fargo & Co.	3.000%	2/19/25	18,000	19,519
[2]	Wells Fargo & Co.	3.550%	9/29/25	16,811	18,833
[2]	Wells Fargo & Co.	2.406%	10/30/25	36,352	38,381
[2]	Wells Fargo & Co.	2.164%	2/11/26	45,700	47,938
[2]	Wells Fargo & Co.	2.188%	4/30/26	33,566	35,344
[2]	Wells Fargo Bank NA	3.550%	8/14/23	16,996	18,355
	Welltower Inc.	4.500%	1/15/24	3,800	4,185
	Welltower Inc.	3.625%	3/15/24	7,989	8,710
	Welltower Inc.	4.000%	6/1/25	20,880	23,595
	Western Union Co.	3.600%	3/15/22	3,950	4,076
	Western Union Co.	4.250%	6/9/23	1,050	1,135
	Western Union Co.	2.850%	1/10/25	4,555	4,893
	Westpac Banking Corp.	2.800%	1/11/22	5,750	5,893
	Westpac Banking Corp.	2.500%	6/28/22	10,200	10,535
	Westpac Banking Corp.	2.750%	1/11/23	7,476	7,835
	Westpac Banking Corp.	2.000%	1/13/23	7,225	7,458
	Westpac Banking Corp.	3.650%	5/15/23	12,182	13,132
	Westpac Banking Corp.	3.300%	2/26/24	9,706	10,546
	Westpac Banking Corp.	2.350%	2/19/25	18,375	19,682
[2]	Westpac Banking Corp.	2.894%	2/4/30	7,943	8,337
	Weyerhaeuser Co.	8.500%	1/15/25	350	450
	Willis North America Inc.	3.600%	5/15/24	4,097	4,476
	WP Carey Inc.	4.600%	4/1/24	1,433	1,591
	XLIT Ltd.	4.450%	3/31/25	3,698	4,224
					7,038,177
Health Care (2.60%)
	Abbott Laboratories	2.550%	3/15/22	6,605	6,787
	Abbott Laboratories	3.400%	11/30/23	10,282	11,142
	Abbott Laboratories	2.950%	3/15/25	475	521
	Abbott Laboratories	3.875%	9/15/25	7,606	8,699
	AbbVie Inc.	3.450%	3/15/22	15,932	16,428
	AbbVie Inc.	3.250%	10/1/22	15,965	16,626
	AbbVie Inc.	2.900%	11/6/22	21,304	22,273
	AbbVie Inc.	3.200%	11/6/22	18,358	19,230
	AbbVie Inc.	2.300%	11/21/22	13,195	13,657
	AbbVie Inc.	2.850%	5/14/23	10,176	10,697
	AbbVie Inc.	3.750%	11/14/23	11,034	12,027
	AbbVie Inc.	3.850%	6/15/24	7,847	8,613
	AbbVie Inc.	2.600%	11/21/24	32,775	35,034
	AbbVie Inc.	3.800%	3/15/25	23,557	26,257
	AbbVie Inc.	3.600%	5/14/25	30,978	34,541
	Aetna Inc.	2.750%	11/15/22	6,758	7,011
	Aetna Inc.	2.800%	6/15/23	5,938	6,249
	Aetna Inc.	3.500%	11/15/24	1,250	1,373
	Agilent Technologies Inc.	3.200%	10/1/22	4,539	4,725
	Agilent Technologies Inc.	3.875%	7/15/23	1,870	2,012
	AmerisourceBergen Corp.	3.400%	5/15/24	4,101	4,454
	AmerisourceBergen Corp.	3.250%	3/1/25	3,479	3,814
	Amgen Inc.	2.700%	5/1/22	6,750	6,936
	Amgen Inc.	2.650%	5/11/22	6,132	6,316
	Amgen Inc.	3.625%	5/15/22	6,886	7,136
	Amgen Inc.	2.250%	8/19/23	5,465	5,725
	Amgen Inc.	3.625%	5/22/24	9,350	10,262
	Amgen Inc.	1.900%	2/21/25	6,933	7,288
27

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	3.125%	5/1/25	2,000	2,195
	Anthem Inc.	3.125%	5/15/22	6,909	7,168
	Anthem Inc.	2.950%	12/1/22	8,931	9,355
	Anthem Inc.	3.300%	1/15/23	8,795	9,312
	Anthem Inc.	3.500%	8/15/24	17,807	19,541
	Anthem Inc.	3.350%	12/1/24	8,289	9,117
	Anthem Inc.	2.375%	1/15/25	7,280	7,772
	AstraZeneca plc	2.375%	6/12/22	7,770	7,983
	AstraZeneca plc	3.500%	8/17/23	5,389	5,807
	AstraZeneca plc	3.375%	11/16/25	13,948	15,678
	Baxalta Inc.	3.600%	6/23/22	1,146	1,190
	Baxalta Inc.	4.000%	6/23/25	8,150	9,187
	Becton Dickinson & Co.	2.894%	6/6/22	10,729	11,078
	Becton Dickinson & Co.	3.875%	5/15/24	2,200	2,370
	Becton Dickinson & Co.	3.363%	6/6/24	13,183	14,287
	Becton Dickinson & Co.	3.734%	12/15/24	9,683	10,723
	Biogen Inc.	3.625%	9/15/22	7,538	7,952
	Biogen Inc.	4.050%	9/15/25	11,328	12,968
	Boston Scientific Corp.	3.375%	5/15/22	2,483	2,585
	Boston Scientific Corp.	3.450%	3/1/24	8,746	9,467
	Boston Scientific Corp.	3.850%	5/15/25	2,879	3,242
	Boston Scientific Corp.	1.900%	6/1/25	8,801	9,209
	Bristol-Myers Squibb Co.	2.600%	5/16/22	10,450	10,750
	Bristol-Myers Squibb Co.	2.000%	8/1/22	5,135	5,269
	Bristol-Myers Squibb Co.	3.250%	8/15/22	8,851	9,291
	Bristol-Myers Squibb Co.	3.550%	8/15/22	11,160	11,730
	Bristol-Myers Squibb Co.	2.750%	2/15/23	9,335	9,777
	Bristol-Myers Squibb Co.	3.250%	2/20/23	6,050	6,407
	Bristol-Myers Squibb Co.	4.000%	8/15/23	6,696	7,328
	Bristol-Myers Squibb Co.	3.250%	11/1/23	3,125	3,383
	Bristol-Myers Squibb Co.	0.537%	11/13/23	5,000	5,003
	Bristol-Myers Squibb Co.	3.625%	5/15/24	10,171	11,140
	Bristol-Myers Squibb Co.	2.900%	7/26/24	29,677	32,079
	Bristol-Myers Squibb Co.	3.875%	8/15/25	19,481	22,212
	Bristol-Myers Squibb Co.	0.750%	11/13/25	7,375	7,385
	Cardinal Health Inc.	2.616%	6/15/22	4,686	4,820
	Cardinal Health Inc.	3.200%	3/15/23	6,294	6,664
	Cardinal Health Inc.	3.079%	6/15/24	8,652	9,300
	Cardinal Health Inc.	3.750%	9/15/25	2,025	2,285
[2]	Cigna Corp.	3.900%	2/15/22	7,043	7,299
[2]	Cigna Corp.	3.050%	11/30/22	5,400	5,632
[2]	Cigna Corp.	3.000%	7/15/23	8,922	9,415
	Cigna Corp.	3.750%	7/15/23	5,405	5,830
[2]	Cigna Corp.	3.500%	6/15/24	5,706	6,218
[2]	Cigna Corp.	3.250%	4/15/25	12,024	13,158
	Cigna Corp.	4.125%	11/15/25	25,070	28,816
	CommonSpirit Health	2.950%	11/1/22	4,100	4,289
	CommonSpirit Health	2.760%	10/1/24	2,487	2,671
	CommonSpirit Health	1.547%	10/1/25	3,985	4,090
	CVS Health Corp.	3.500%	7/20/22	8,274	8,635
	CVS Health Corp.	2.750%	12/1/22	10,221	10,616
	CVS Health Corp.	4.750%	12/1/22	4,545	4,860
	CVS Health Corp.	3.700%	3/9/23	35,979	38,451
	CVS Health Corp.	3.375%	8/12/24	6,690	7,293
	CVS Health Corp.	2.625%	8/15/24	8,913	9,537
	CVS Health Corp.	3.875%	7/20/25	29,856	33,771
	Danaher Corp.	3.350%	9/15/25	2,246	2,506
	DH Europe Finance II Sarl	2.050%	11/15/22	5,968	6,154
	DH Europe Finance II Sarl	2.200%	11/15/24	5,035	5,300
	Dignity Health	3.125%	11/1/22	320	332
	Eli Lilly & Co.	2.350%	5/15/22	2,605	2,680
28

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	4.400%	12/1/21	8,114	8,337
	Gilead Sciences Inc.	1.950%	3/1/22	1,143	1,163
	Gilead Sciences Inc.	3.250%	9/1/22	8,874	9,262
	Gilead Sciences Inc.	2.500%	9/1/23	9,840	10,357
	Gilead Sciences Inc.	0.750%	9/29/23	8,050	8,070
	Gilead Sciences Inc.	3.700%	4/1/24	7,511	8,205
	Gilead Sciences Inc.	3.500%	2/1/25	8,463	9,350
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	8,740	9,220
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	10,094	10,813
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,709	9,808
	GlaxoSmithKline Capital plc	2.850%	5/8/22	9,974	10,311
	GlaxoSmithKline Capital plc	2.875%	6/1/22	18,424	19,068
	GlaxoSmithKline Capital plc	0.534%	10/1/23	5,150	5,169
	GlaxoSmithKline Capital plc	3.000%	6/1/24	8,539	9,222
	HCA Inc.	4.750%	5/1/23	11,978	13,041
	HCA Inc.	5.000%	3/15/24	14,713	16,515
	HCA Inc.	5.250%	4/15/25	8,038	9,374
	Humana Inc.	3.150%	12/1/22	1,823	1,905
	Humana Inc.	2.900%	12/15/22	8,649	9,037
	Humana Inc.	3.850%	10/1/24	6,341	7,014
	Humana Inc.	4.500%	4/1/25	4,390	5,044
	Johnson & Johnson	2.450%	12/5/21	1,305	1,332
	Johnson & Johnson	2.250%	3/3/22	5,160	5,270
	Johnson & Johnson	2.050%	3/1/23	4,030	4,171
	Johnson & Johnson	3.375%	12/5/23	8,479	9,252
	Johnson & Johnson	2.625%	1/15/25	1,179	1,276
	Johnson & Johnson	0.550%	9/1/25	12,250	12,312
	Kaiser Foundation Hospitals	3.500%	4/1/22	2,255	2,335
	Laboratory Corp. of America Holdings	3.200%	2/1/22	5,909	6,086
	Laboratory Corp. of America Holdings	3.750%	8/23/22	6,887	7,206
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,178
	Laboratory Corp. of America Holdings	3.250%	9/1/24	3,624	3,941
	Laboratory Corp. of America Holdings	2.300%	12/1/24	8,244	8,729
	Laboratory Corp. of America Holdings	3.600%	2/1/25	3,379	3,734
	McKesson Corp.	2.700%	12/15/22	2,195	2,280
	McKesson Corp.	2.850%	3/15/23	5,055	5,282
	McKesson Corp.	3.796%	3/15/24	4,911	5,384
	McKesson Corp.	0.900%	12/3/25	4,000	4,010
	Medtronic Inc.	3.500%	3/15/25	12,297	13,773
	Merck & Co. Inc.	2.350%	2/10/22	10,038	10,264
	Merck & Co. Inc.	2.400%	9/15/22	10,610	10,942
	Merck & Co. Inc.	2.800%	5/18/23	9,622	10,199
	Merck & Co. Inc.	2.900%	3/7/24	5,500	5,926
	Merck & Co. Inc.	2.750%	2/10/25	13,691	14,870
	Mylan Inc.	4.200%	11/29/23	5,625	6,153
	Novartis Capital Corp.	2.400%	5/17/22	9,207	9,459
	Novartis Capital Corp.	2.400%	9/21/22	9,049	9,389
	Novartis Capital Corp.	3.400%	5/6/24	16,226	17,806
	Novartis Capital Corp.	1.750%	2/14/25	6,450	6,764
	Novartis Capital Corp.	3.000%	11/20/25	7,062	7,810
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	1,500	1,530
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	3,875	4,255
	Pfizer Inc.	2.200%	12/15/21	9,129	9,300
	Pfizer Inc.	2.800%	3/11/22	6,939	7,147
	Pfizer Inc.	3.000%	6/15/23	9,797	10,435
	Pfizer Inc.	3.200%	9/15/23	4,950	5,327
	Pfizer Inc.	2.950%	3/15/24	5,300	5,711
	Pfizer Inc.	3.400%	5/15/24	6,893	7,574
	Pfizer Inc.	0.800%	5/28/25	3,700	3,750
	Quest Diagnostics Inc.	4.250%	4/1/24	125	138
	Quest Diagnostics Inc.	3.500%	3/30/25	3,378	3,754
29

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Royalty Pharma plc	0.750%	9/2/23	9,658	9,700
[2,4]	Royalty Pharma plc	1.200%	9/2/25	7,850	7,954
	Sanofi	3.375%	6/19/23	10,258	11,001
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	19,012	20,157
[2]	SSM Health Care Corp.	3.688%	6/1/23	4,250	4,543
	Stryker Corp.	0.600%	12/1/23	1,750	1,751
	Stryker Corp.	3.375%	5/15/24	4,500	4,893
	Stryker Corp.	3.375%	11/1/25	5,550	6,209
[2]	Sutter Health	1.321%	8/15/25	2,180	2,210
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	19,960	22,117
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	6,729	7,098
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	5,295	5,854
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,800	12,286
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	1,714	1,941
	UnitedHealth Group Inc.	2.875%	12/15/21	6,890	7,062
	UnitedHealth Group Inc.	2.875%	3/15/22	5,576	5,716
	UnitedHealth Group Inc.	3.350%	7/15/22	7,635	7,997
	UnitedHealth Group Inc.	2.375%	10/15/22	9,401	9,753
	UnitedHealth Group Inc.	2.750%	2/15/23	6,967	7,288
	UnitedHealth Group Inc.	2.875%	3/15/23	7,325	7,737
	UnitedHealth Group Inc.	3.500%	6/15/23	5,500	5,912
	UnitedHealth Group Inc.	3.500%	2/15/24	3,267	3,569
	UnitedHealth Group Inc.	2.375%	8/15/24	3,479	3,709
	UnitedHealth Group Inc.	3.750%	7/15/25	13,935	15,867
	UnitedHealth Group Inc.	3.700%	12/15/25	5,000	5,726
[2]	UPMC	3.600%	4/3/25	3,850	4,276
[2,4]	Viatris Inc.	1.125%	6/22/22	8,150	8,233
[2,4]	Viatris Inc.	1.650%	6/22/25	6,000	6,206
	Wyeth LLC	7.250%	3/1/23	1,000	1,144
	Wyeth LLC	6.450%	2/1/24	3,364	3,966
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	7,307	7,517
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,614
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	8,600	9,504
	Zoetis Inc.	3.250%	2/1/23	6,600	6,945
	Zoetis Inc.	4.500%	11/13/25	478	558
					1,593,747
Industrials (1.77%)
[2]	3M Co.	2.750%	3/1/22	5,925	6,084
[2]	3M Co.	2.000%	6/26/22	3,090	3,170
	3M Co.	1.750%	2/14/23	3,150	3,244
[2]	3M Co.	2.250%	3/15/23	5,650	5,881
[2]	3M Co.	3.250%	2/14/24	2,900	3,142
	3M Co.	2.000%	2/14/25	5,050	5,352
	3M Co.	2.650%	4/15/25	4,150	4,505
[2]	3M Co.	3.000%	8/7/25	6,975	7,735
	ABB Finance USA Inc.	2.875%	5/8/22	7,818	8,081
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,349	2,507
	Amphenol Corp.	3.200%	4/1/24	3,030	3,256
	Amphenol Corp.	2.050%	3/1/25	2,300	2,429
	Boeing Co.	2.125%	3/1/22	1,010	1,024
	Boeing Co.	2.700%	5/1/22	4,461	4,570
	Boeing Co.	2.800%	3/1/23	5,345	5,544
	Boeing Co.	4.508%	5/1/23	22,715	24,520
	Boeing Co.	1.875%	6/15/23	8,012	8,162
	Boeing Co.	1.950%	2/1/24	6,925	7,133
	Boeing Co.	2.800%	3/1/24	900	946
	Boeing Co.	2.850%	10/30/24	2,850	3,002
	Boeing Co.	4.875%	5/1/25	20,042	22,821
	Boeing Co.	2.600%	10/30/25	2,700	2,823
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,725	3,778
30

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,475	4,590
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	10,224	10,615
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	8,737	9,171
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	5,315	5,757
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,970	4,351
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,156	7,829
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,375	3,805
	Canadian National Railway Co.	2.850%	12/15/21	3,560	3,622
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,200	1,261
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,006	5,406
	Carrier Global Corp.	1.923%	2/15/23	3,250	3,346
	Carrier Global Corp.	2.242%	2/15/25	14,075	14,825
[2]	Caterpillar Financial Services Corp.	2.950%	2/26/22	7,066	7,286
[2]	Caterpillar Financial Services Corp.	0.950%	5/13/22	8,360	8,443
[2]	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,260	6,493
[2]	Caterpillar Financial Services Corp.	2.400%	6/6/22	5,700	5,870
[2]	Caterpillar Financial Services Corp.	1.950%	11/18/22	7,869	8,115
[2]	Caterpillar Financial Services Corp.	2.550%	11/29/22	6,075	6,333
[2]	Caterpillar Financial Services Corp.	2.625%	3/1/23	850	890
[2]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,363
	Caterpillar Financial Services Corp.	0.650%	7/7/23	4,375	4,408
[2]	Caterpillar Financial Services Corp.	0.450%	9/14/23	2,000	2,007
[2]	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,665	6,203
[2]	Caterpillar Financial Services Corp.	3.650%	12/7/23	5,544	6,078
[2]	Caterpillar Financial Services Corp.	2.850%	5/17/24	3,900	4,202
[2]	Caterpillar Financial Services Corp.	3.300%	6/9/24	2,925	3,195
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,254	11,941
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	7,703	8,521
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	3,100	3,209
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	7,500	7,528
	Caterpillar Inc.	2.600%	6/26/22	7,919	8,144
	Caterpillar Inc.	3.400%	5/15/24	2,826	3,084
	CNH Industrial Capital LLC	3.875%	10/15/21	2,295	2,350
	CNH Industrial Capital LLC	4.375%	4/5/22	5,960	6,228
	CNH Industrial Capital LLC	1.950%	7/2/23	2,800	2,884
	CNH Industrial Capital LLC	4.200%	1/15/24	6,209	6,830
	CNH Industrial NV	4.500%	8/15/23	6,269	6,848
	Crane Co.	4.450%	12/15/23	2,500	2,742
	CSX Corp.	3.400%	8/1/24	4,162	4,546
	CSX Corp.	3.350%	11/1/25	7,585	8,489
	Cummins Inc.	3.650%	10/1/23	3,046	3,300
	Cummins Inc.	0.750%	9/1/25	821	826
	Deere & Co.	2.600%	6/8/22	6,208	6,376
	Deere & Co.	2.750%	4/15/25	8,439	9,168
	Dover Corp.	3.150%	11/15/25	2,871	3,165
	Eaton Corp.	2.750%	11/2/22	11,026	11,507
	Emerson Electric Co.	2.625%	12/1/21	6,180	6,300
	Emerson Electric Co.	2.625%	2/15/23	1,525	1,589
	Emerson Electric Co.	3.150%	6/1/25	604	668
	FedEx Corp.	3.400%	1/14/22	2,100	2,167
	FedEx Corp.	2.625%	8/1/22	5,947	6,160
	FedEx Corp.	2.700%	4/15/23	1,500	1,573
	FedEx Corp.	4.000%	1/15/24	1,755	1,938
	FedEx Corp.	3.200%	2/1/25	7,197	7,907
	FedEx Corp.	3.800%	5/15/25	7,221	8,156
	Flowserve Corp.	3.500%	9/15/22	5,975	6,196
	General Dynamics Corp.	2.250%	11/15/22	1,447	1,493
	General Dynamics Corp.	3.375%	5/15/23	8,609	9,205
	General Dynamics Corp.	1.875%	8/15/23	5,856	6,075
	General Dynamics Corp.	2.375%	11/15/24	5,000	5,325
	General Dynamics Corp.	3.250%	4/1/25	5,000	5,512
31

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.500%	5/15/25	9,455	10,554
	General Electric Co.	2.700%	10/9/22	466	484
[2]	General Electric Co.	3.100%	1/9/23	8,525	8,957
	General Electric Co.	3.375%	3/11/24	650	706
[2]	General Electric Co.	3.450%	5/15/24	9,348	10,146
	Hexcel Corp.	4.700%	8/15/25	1,641	1,834
	Honeywell International Inc.	4.250%	3/1/21	5,392	5,426
	Honeywell International Inc.	2.150%	8/8/22	5,699	5,861
	Honeywell International Inc.	0.483%	8/19/22	6,000	6,009
	Honeywell International Inc.	2.300%	8/15/24	8,500	9,062
	Honeywell International Inc.	1.350%	6/1/25	10,111	10,469
[2,4]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,000	3,336
	Illinois Tool Works Inc.	3.375%	9/15/21	4,450	4,510
	Illinois Tool Works Inc.	3.500%	3/1/24	9,628	10,456
	JB Hunt Transport Services Inc.	3.300%	8/15/22	250	260
[2]	John Deere Capital Corp.	2.800%	3/4/21	3,000	3,011
[2]	John Deere Capital Corp.	2.875%	3/12/21	3,650	3,668
[2]	John Deere Capital Corp.	3.900%	7/12/21	3,585	3,652
[2]	John Deere Capital Corp.	2.650%	1/6/22	7,168	7,338
[2]	John Deere Capital Corp.	3.200%	1/10/22	750	772
[2]	John Deere Capital Corp.	2.950%	4/1/22	5,045	5,215
[2]	John Deere Capital Corp.	1.950%	6/13/22	4,000	4,095
[2]	John Deere Capital Corp.	2.150%	9/8/22	3,408	3,518
[2]	John Deere Capital Corp.	2.700%	1/6/23	6,950	7,288
	John Deere Capital Corp.	2.800%	1/27/23	5,800	6,097
[2]	John Deere Capital Corp.	2.800%	3/6/23	7,123	7,514
[2]	John Deere Capital Corp.	1.200%	4/6/23	1,661	1,694
[2]	John Deere Capital Corp.	3.450%	6/7/23	4,515	4,853
[2]	John Deere Capital Corp.	0.700%	7/5/23	4,675	4,722
[2]	John Deere Capital Corp.	0.400%	10/10/23	3,475	3,488
	John Deere Capital Corp.	3.650%	10/12/23	5,001	5,464
[2]	John Deere Capital Corp.	3.450%	1/10/24	1,675	1,823
[2]	John Deere Capital Corp.	2.600%	3/7/24	3,528	3,775
[2]	John Deere Capital Corp.	3.350%	6/12/24	247	271
[2]	John Deere Capital Corp.	2.650%	6/24/24	7,184	7,738
[2]	John Deere Capital Corp.	2.050%	1/9/25	7,274	7,701
[2]	Kansas City Southern	3.000%	5/15/23	2,485	2,587
	Keysight Technologies Inc.	4.550%	10/30/24	4,359	4,930
	L3Harris Technologies Inc.	3.850%	6/15/23	8,564	9,231
	L3Harris Technologies Inc.	3.950%	5/28/24	3,305	3,620
	L3Harris Technologies Inc.	3.832%	4/27/25	5,000	5,599
	Legrand France SA	8.500%	2/15/25	3,018	3,933
	Lennox International Inc.	3.000%	11/15/23	2,000	2,107
	Lennox International Inc.	1.350%	8/1/25	2,629	2,682
	Lockheed Martin Corp.	3.100%	1/15/23	5,074	5,332
	Lockheed Martin Corp.	2.900%	3/1/25	6,906	7,520
	Norfolk Southern Corp.	3.250%	12/1/21	4,668	4,758
	Norfolk Southern Corp.	3.000%	4/1/22	7,667	7,874
	Norfolk Southern Corp.	2.903%	2/15/23	5,934	6,217
	Norfolk Southern Corp.	3.850%	1/15/24	2,036	2,216
	Norfolk Southern Corp.	3.650%	8/1/25	422	472
	Northrop Grumman Corp.	2.550%	10/15/22	4,911	5,095
	Northrop Grumman Corp.	3.250%	8/1/23	9,836	10,555
	Northrop Grumman Corp.	2.930%	1/15/25	9,540	10,374
	nVent Finance Sarl	3.950%	4/15/23	1,137	1,198
	Otis Worldwide Corp.	2.056%	4/5/25	13,573	14,309
[2]	PACCAR Financial Corp.	2.850%	3/1/22	2,960	3,049
[2]	PACCAR Financial Corp.	2.650%	5/10/22	3,650	3,768
[2]	PACCAR Financial Corp.	2.300%	8/10/22	200	207
[2]	PACCAR Financial Corp.	2.000%	9/26/22	1,607	1,655
[2]	PACCAR Financial Corp.	2.650%	4/6/23	1,350	1,421
32

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	PACCAR Financial Corp.	0.800%	6/8/23	3,575	3,611
	PACCAR Financial Corp.	3.400%	8/9/23	3,778	4,075
[2]	PACCAR Financial Corp.	0.350%	8/11/23	2,150	2,150
[2]	PACCAR Financial Corp.	2.150%	8/15/24	1,400	1,482
[2]	PACCAR Financial Corp.	1.800%	2/6/25	3,630	3,802
	Parker-Hannifin Corp.	2.700%	6/14/24	8,674	9,313
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	8,745	9,562
	Precision Castparts Corp.	2.500%	1/15/23	8,598	8,942
	Precision Castparts Corp.	3.250%	6/15/25	1,923	2,118
	Raytheon Technologies Corp.	2.800%	3/15/22	7,259	7,449
	Raytheon Technologies Corp.	2.500%	12/15/22	3,863	3,999
	Raytheon Technologies Corp.	3.650%	8/16/23	1,367	1,473
	Raytheon Technologies Corp.	3.700%	12/15/23	2,427	2,600
	Raytheon Technologies Corp.	3.200%	3/15/24	9,725	10,473
	Raytheon Technologies Corp.	3.950%	8/16/25	11,688	13,406
	Republic Services Inc.	4.750%	5/15/23	2,885	3,152
	Republic Services Inc.	2.500%	8/15/24	2,770	2,954
	Republic Services Inc.	3.200%	3/15/25	5,004	5,486
	Republic Services Inc.	0.875%	11/15/25	1,800	1,807
	Rockwell Automation Inc.	2.875%	3/1/25	151	163
	Roper Technologies Inc.	2.800%	12/15/21	4,051	4,137
	Roper Technologies Inc.	0.450%	8/15/22	3,593	3,598
	Roper Technologies Inc.	3.125%	11/15/22	4,412	4,608
	Roper Technologies Inc.	3.650%	9/15/23	2,391	2,588
	Roper Technologies Inc.	2.350%	9/15/24	3,275	3,487
	Roper Technologies Inc.	1.000%	9/15/25	8,959	9,019
[2]	Ryder System Inc.	2.800%	3/1/22	3,550	3,641
[2]	Ryder System Inc.	2.875%	6/1/22	368	380
[2]	Ryder System Inc.	3.400%	3/1/23	9,357	9,911
[2]	Ryder System Inc.	3.750%	6/9/23	5,585	6,008
[2]	Ryder System Inc.	3.875%	12/1/23	495	540
[2]	Ryder System Inc.	3.650%	3/18/24	3,402	3,716
[2]	Ryder System Inc.	2.500%	9/1/24	3,050	3,226
[2]	Ryder System Inc.	4.625%	6/1/25	4,200	4,869
	Textron Inc.	4.300%	3/1/24	1,650	1,806
	Textron Inc.	3.875%	3/1/25	3,534	3,878
	Timken Co.	3.875%	9/1/24	275	294
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	8,701	9,489
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,798	5,301
	Trimble Inc.	4.150%	6/15/23	1,950	2,114
	Trimble Inc.	4.750%	12/1/24	2,282	2,606
	Tyco Electronics Group SA	3.500%	2/3/22	2,723	2,793
	Tyco Electronics Group SA	3.450%	8/1/24	2,000	2,170
	Union Pacific Corp.	2.950%	3/1/22	5,067	5,222
	Union Pacific Corp.	4.163%	7/15/22	3,475	3,646
	Union Pacific Corp.	2.950%	1/15/23	2,150	2,247
	Union Pacific Corp.	2.750%	4/15/23	1,300	1,361
	Union Pacific Corp.	3.500%	6/8/23	3,502	3,750
	Union Pacific Corp.	3.646%	2/15/24	2,050	2,229
	Union Pacific Corp.	3.150%	3/1/24	7,488	8,118
	Union Pacific Corp.	3.750%	3/15/24	2,645	2,882
	Union Pacific Corp.	3.250%	1/15/25	5,464	5,980
	Union Pacific Corp.	3.750%	7/15/25	2,108	2,391
	Union Pacific Corp.	3.250%	8/15/25	3,593	3,976
	United Parcel Service Inc.	3.125%	1/15/21	1	1
	United Parcel Service Inc.	2.350%	5/16/22	8,747	8,973
	United Parcel Service Inc.	2.450%	10/1/22	5,861	6,078
	United Parcel Service Inc.	2.500%	4/1/23	7,384	7,731
	United Parcel Service Inc.	2.200%	9/1/24	500	531
	United Parcel Service Inc.	2.800%	11/15/24	2,599	2,807
	United Parcel Service Inc.	3.900%	4/1/25	8,161	9,207
33

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Management Inc.	2.900%	9/15/22	5,712	5,923
	Waste Management Inc.	2.400%	5/15/23	5,604	5,848
	Waste Management Inc.	3.500%	5/15/24	3,425	3,736
	Waste Management Inc.	3.125%	3/1/25	4,231	4,636
	Waste Management Inc.	0.750%	11/15/25	1,750	1,756
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	5,175	5,668
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	3,653	3,927
	WW Grainger Inc.	1.850%	2/15/25	3,700	3,886
					1,080,305
Materials (0.56%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	3,760	4,097
	Air Products and Chemicals Inc.	1.500%	10/15/25	5,247	5,450
	Albemarle Corp.	4.150%	12/1/24	3,098	3,438
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,650	5,812
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,975	5,430
	Cabot Corp.	3.700%	7/15/22	2,840	2,938
	Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,778
	Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,118
	Celanese US Holdings LLC	4.625%	11/15/22	500	537
	Celanese US Holdings LLC	3.500%	5/8/24	2,450	2,650
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,500	3,850
	Dow Chemical Co.	3.500%	10/1/24	3,770	4,117
	Dow Chemical Co.	4.550%	11/30/25	8,970	10,477
	Dow Chemical Co.	3.625%	5/15/26	4,000	4,489
	DuPont de Nemours Inc.	2.169%	5/1/23	17,637	17,869
	DuPont de Nemours Inc.	4.205%	11/15/23	11,296	12,469
	DuPont de Nemours Inc.	4.493%	11/15/25	13,002	15,178
	Eastman Chemical Co.	3.500%	12/1/21	6,962	7,163
	Eastman Chemical Co.	3.600%	8/15/22	4,384	4,571
	Eastman Chemical Co.	3.800%	3/15/25	6,437	7,149
	Ecolab Inc.	2.375%	8/10/22	11,002	11,340
	Ecolab Inc.	3.250%	1/14/23	2,850	3,002
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,891	4,049
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	3,000	3,296
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,512	2,688
	FMC Corp.	3.950%	2/1/22	3,235	3,318
	FMC Corp.	4.100%	2/1/24	150	163
	Georgia-Pacific LLC	8.000%	1/15/24	3,300	4,043
[2,4]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	3,011
[2,4]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,226
	Huntsman International LLC	5.125%	11/15/22	700	747
	Kinross Gold Corp.	5.950%	3/15/24	2,900	3,307
	Linde Inc.	2.450%	2/15/22	4,659	4,744
	Linde Inc.	2.200%	8/15/22	4,645	4,765
	Linde Inc.	2.700%	2/21/23	2,660	2,776
	Linde Inc.	2.650%	2/5/25	1,761	1,899
	LYB International Finance BV	4.000%	7/15/23	400	434
	LYB International Finance III LLC	2.875%	5/1/25	4,900	5,298
	LYB International Finance III LLC	1.250%	10/1/25	2,300	2,331
	LyondellBasell Industries NV	5.750%	4/15/24	7,100	8,154
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,500	1,671
	Mosaic Co.	3.250%	11/15/22	6,039	6,313
	Mosaic Co.	4.250%	11/15/23	6,100	6,659
	NewMarket Corp.	4.100%	12/15/22	1,975	2,097
	Newmont Corp.	3.625%	6/9/21	5,829	5,865
	Newmont Corp.	3.500%	3/15/22	756	778
	Newmont Corp.	3.700%	3/15/23	1,085	1,135
	Nucor Corp.	4.125%	9/15/22	3,510	3,696
	Nucor Corp.	4.000%	8/1/23	9,414	10,174
	Nucor Corp.	2.000%	6/1/25	5,042	5,320
34

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nutrien Ltd.	3.150%	10/1/22	4,991	5,197
Nutrien Ltd.	1.900%	5/13/23	1,700	1,756
Nutrien Ltd.	3.500%	6/1/23	7,198	7,658
Nutrien Ltd.	3.375%	3/15/25	6,150	6,763
Nutrien Ltd.	3.000%	4/1/25	4,453	4,812
Owens Corning	4.200%	12/1/24	1,741	1,934
Packaging Corp. of America	4.500%	11/1/23	6,756	7,432
Packaging Corp. of America	3.650%	9/15/24	68	74
PPG Industries Inc.	2.400%	8/15/24	2,100	2,223
Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,539
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	8,362	9,445
Sherwin-Williams Co.	4.200%	1/15/22	400	412
Sherwin-Williams Co.	2.750%	6/1/22	1,316	1,356
Sherwin-Williams Co.	3.125%	6/1/24	8,191	8,835
Sherwin-Williams Co.	3.450%	8/1/25	4,037	4,436
Southern Copper Corp.	3.500%	11/8/22	2,025	2,126
Southern Copper Corp.	3.875%	4/23/25	4,500	4,994
Steel Dynamics Inc.	2.800%	12/15/24	6,828	7,323
Steel Dynamics Inc.	2.400%	6/15/25	5,000	5,306
Vulcan Materials Co.	4.500%	4/1/25	1,602	1,828
WestRock RKT LLC	4.900%	3/1/22	365	384
WRKCo Inc.	3.000%	9/15/24	5,852	6,291
WRKCo Inc.	3.750%	3/15/25	10,984	12,241
				345,244
Technology (2.15%)
Adobe Inc.	1.700%	2/1/23	7,033	7,234
Adobe Inc.	1.900%	2/1/25	8,762	9,263
Adobe Inc.	3.250%	2/1/25	5,778	6,370
Altera Corp.	4.100%	11/15/23	3,447	3,799
Analog Devices Inc.	2.500%	12/5/21	3,550	3,614
Analog Devices Inc.	2.875%	6/1/23	3,750	3,946
Analog Devices Inc.	3.125%	12/5/23	5,142	5,533
Analog Devices Inc.	2.950%	4/1/25	275	299
Analog Devices Inc.	3.900%	12/15/25	5,268	6,006
Apple Inc.	2.150%	2/9/22	16,067	16,400
Apple Inc.	2.500%	2/9/22	15,860	16,228
Apple Inc.	2.300%	5/11/22	15,898	16,307
Apple Inc.	2.700%	5/13/22	12,267	12,674
Apple Inc.	2.100%	9/12/22	858	883
Apple Inc.	2.850%	2/23/23	14,930	15,670
Apple Inc.	2.400%	5/3/23	34,384	36,050
Apple Inc.	0.750%	5/11/23	16,795	17,003
Apple Inc.	3.000%	2/9/24	15,671	16,856
Apple Inc.	3.450%	5/6/24	17,912	19,717
Apple Inc.	2.850%	5/11/24	16,180	17,442
Apple Inc.	1.800%	9/11/24	8,298	8,713
Apple Inc.	2.750%	1/13/25	12,496	13,536
Apple Inc.	2.500%	2/9/25	13,669	14,766
Apple Inc.	1.125%	5/11/25	19,771	20,301
Apple Inc.	3.200%	5/13/25	1,100	1,227
Apple Inc.	0.550%	8/20/25	11,450	11,484
Applied Materials Inc.	3.900%	10/1/25	4,948	5,660
Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,648
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,339
Arrow Electronics Inc.	3.250%	9/8/24	3,959	4,265
Arrow Electronics Inc.	4.000%	4/1/25	2,736	2,996
Autodesk Inc.	4.375%	6/15/25	1,524	1,741
Automatic Data Processing Inc.	3.375%	9/15/25	4,740	5,336
Avnet Inc.	3.750%	12/1/21	4,300	4,400
Avnet Inc.	4.875%	12/1/22	2,825	3,014
35

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Corp.	2.650%	1/15/23	6,583	6,844
	Broadcom Corp.	3.625%	1/15/24	13,525	14,609
	Broadcom Corp.	3.125%	1/15/25	6,832	7,372
	Broadcom Inc.	3.125%	10/15/22	20,264	21,159
	Broadcom Inc.	2.250%	11/15/23	4,000	4,173
	Broadcom Inc.	3.625%	10/15/24	12,710	13,955
	Broadcom Inc.	4.700%	4/15/25	14,000	16,034
	Broadcom Inc.	3.150%	11/15/25	17,496	19,104
	Cadence Design Systems Inc.	4.375%	10/15/24	2,126	2,386
	Cisco Systems Inc.	3.000%	6/15/22	8,355	8,684
	Cisco Systems Inc.	2.600%	2/28/23	5,870	6,161
	Cisco Systems Inc.	2.200%	9/20/23	760	796
	Cisco Systems Inc.	3.625%	3/4/24	8,732	9,599
	Corning Inc.	2.900%	5/15/22	2,200	2,262
[2,4]	Dell International LLC	5.450%	6/15/23	23,175	25,589
[2,4]	Dell International LLC	4.000%	7/15/24	6,015	6,613
[2,4]	Dell International LLC	5.850%	7/15/25	12,549	15,078
	DXC Technology Co.	4.000%	4/15/23	3,284	3,500
	DXC Technology Co.	4.250%	4/15/24	8,933	9,755
	DXC Technology Co.	4.125%	4/15/25	12,650	13,963
	Equifax Inc.	3.300%	12/15/22	3,959	4,145
	Equifax Inc.	2.600%	12/1/24	3,863	4,133
	Equifax Inc.	2.600%	12/15/25	5,038	5,442
	Flex Ltd.	5.000%	2/15/23	3,613	3,911
	Flex Ltd.	4.750%	6/15/25	750	854
	Harman International Industries Inc.	4.150%	5/15/25	2,616	2,911
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	4,683	4,972
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	5,750	5,972
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	13,424	14,774
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	6,000	6,158
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	8,985	10,184
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	17,153	20,082
	HP Inc.	4.050%	9/15/22	4,905	5,202
	HP Inc.	2.200%	6/17/25	11,700	12,385
	IBM Credit LLC	3.600%	11/30/21	1,975	2,034
	IBM Credit LLC	2.200%	9/8/22	6,645	6,858
	IBM Credit LLC	3.000%	2/6/23	9,235	9,739
	IHS Markit Ltd.	4.125%	8/1/23	1,565	1,700
	IHS Markit Ltd.	3.625%	5/1/24	2,500	2,725
	Intel Corp.	2.350%	5/11/22	7,175	7,360
	Intel Corp.	3.100%	7/29/22	7,855	8,204
	Intel Corp.	2.700%	12/15/22	11,381	11,916
	Intel Corp.	2.875%	5/11/24	5,045	5,431
	Intel Corp.	3.400%	3/25/25	11,550	12,801
	Intel Corp.	3.700%	7/29/25	16,881	19,030
	International Business Machines Corp.	2.500%	1/27/22	9,935	10,178
	International Business Machines Corp.	2.850%	5/13/22	15,101	15,637
	International Business Machines Corp.	1.875%	8/1/22	5,985	6,139
	International Business Machines Corp.	2.875%	11/9/22	6,905	7,240
	International Business Machines Corp.	3.375%	8/1/23	10,889	11,745
	International Business Machines Corp.	3.625%	2/12/24	10,500	11,498
	International Business Machines Corp.	3.000%	5/15/24	23,675	25,590
	International Business Machines Corp.	7.000%	10/30/25	4,000	5,180
	Intuit Inc.	0.650%	7/15/23	4,250	4,282
	Intuit Inc.	0.950%	7/15/25	851	862
	Jabil Inc.	4.700%	9/15/22	800	854
	Juniper Networks Inc.	1.200%	12/10/25	2,750	2,783
	KLA Corp.	4.650%	11/1/24	9,048	10,290
	Lam Research Corp.	3.800%	3/15/25	2,977	3,333
[2,4]	Leidos Inc.	2.950%	5/15/23	3,750	3,952
[2,4]	Leidos Inc.	3.625%	5/15/25	4,000	4,475
36

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marvell Technology Group Ltd.	4.200%	6/22/23	4,500	4,871
	Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,791
	Microchip Technology Inc.	4.333%	6/1/23	7,337	7,938
	Micron Technology Inc.	2.497%	4/24/23	9,877	10,301
	Micron Technology Inc.	4.640%	2/6/24	1,064	1,182
	Microsoft Corp.	2.400%	2/6/22	16,049	16,401
	Microsoft Corp.	2.375%	2/12/22	10,751	10,989
	Microsoft Corp.	2.650%	11/3/22	14,358	14,945
	Microsoft Corp.	2.125%	11/15/22	6,906	7,154
	Microsoft Corp.	2.375%	5/1/23	8,522	8,903
	Microsoft Corp.	2.000%	8/8/23	9,808	10,232
	Microsoft Corp.	3.625%	12/15/23	3,830	4,185
	Microsoft Corp.	2.875%	2/6/24	19,417	20,849
	Microsoft Corp.	2.700%	2/12/25	17,968	19,474
	Microsoft Corp.	3.125%	11/3/25	12,040	13,453
	Moody's Corp.	4.500%	9/1/22	2,687	2,840
	Moody's Corp.	2.625%	1/15/23	2,473	2,583
	Moody's Corp.	4.875%	2/15/24	1,764	1,973
	Moody's Corp.	3.750%	3/24/25	6,300	7,064
	Motorola Solutions Inc.	3.500%	3/1/23	2,515	2,659
	Motorola Solutions Inc.	4.000%	9/1/24	5,469	6,107
	NetApp Inc.	3.300%	9/29/24	2,600	2,827
	NetApp Inc.	1.875%	6/22/25	4,250	4,436
[2,4]	NXP BV	4.875%	3/1/24	1,515	1,707
[2,4]	NXP BV	2.700%	5/1/25	1,201	1,290
	Oracle Corp.	2.500%	5/15/22	19,049	19,566
	Oracle Corp.	2.500%	10/15/22	19,290	20,048
	Oracle Corp.	2.625%	2/15/23	11,220	11,749
	Oracle Corp.	3.625%	7/15/23	3,907	4,228
	Oracle Corp.	2.400%	9/15/23	19,559	20,549
	Oracle Corp.	3.400%	7/8/24	14,025	15,319
	Oracle Corp.	2.950%	11/15/24	15,529	16,848
	Oracle Corp.	2.500%	4/1/25	19,212	20,635
	Oracle Corp.	2.950%	5/15/25	19,693	21,537
	QUALCOMM Inc.	3.000%	5/20/22	2,927	3,032
	QUALCOMM Inc.	2.600%	1/30/23	4,032	4,218
	QUALCOMM Inc.	2.900%	5/20/24	5,208	5,599
	QUALCOMM Inc.	3.450%	5/20/25	11,601	12,918
	RELX Capital Inc.	3.500%	3/16/23	4,960	5,279
	S&P Global Inc.	4.000%	6/15/25	4,281	4,866
	salesforce.com Inc.	3.250%	4/11/23	7,332	7,797
	Texas Instruments Inc.	1.850%	5/15/22	8,865	9,042
	Texas Instruments Inc.	2.625%	5/15/24	2,400	2,562
	Texas Instruments Inc.	1.375%	3/12/25	14,756	15,255
	Thomson Reuters Corp.	4.300%	11/23/23	5,910	6,476
	Verisk Analytics Inc.	4.125%	9/12/22	4,625	4,876
	Verisk Analytics Inc.	4.000%	6/15/25	6,841	7,737
	VMware Inc.	2.950%	8/21/22	23,664	24,548
	VMware Inc.	4.500%	5/15/25	5,661	6,459
	Xilinx Inc.	2.950%	6/1/24	5,542	5,962
					1,318,576
Utilities (1.33%)
	AEP Texas Inc.	2.400%	10/1/22	2,550	2,632
[2,4]	AES Corp.	1.375%	1/15/26	1,700	1,712
[2]	Alabama Power Co.	2.450%	3/30/22	5,300	5,424
[2]	Alabama Power Co.	3.550%	12/1/23	2,200	2,394
	Ameren Corp.	2.500%	9/15/24	4,351	4,621
	Ameren Illinois Co.	3.250%	3/1/25	3,200	3,511
[2]	American Electric Power Co. Inc.	3.650%	12/1/21	5,600	5,768
[2]	American Electric Power Co. Inc.	2.950%	12/15/22	6,250	6,523
37

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	2,006
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	2,024
	American Water Capital Corp.	3.850%	3/1/24	3,525	3,852
	American Water Capital Corp.	3.400%	3/1/25	7,500	8,288
	Appalachian Power Co.	4.600%	3/30/21	3,117	3,125
	Appalachian Power Co.	3.400%	6/1/25	75	83
	Arizona Public Service Co.	3.150%	5/15/25	2,407	2,640
	Avangrid Inc.	3.150%	12/1/24	5,805	6,326
	Avangrid Inc.	3.200%	4/15/25	3,150	3,447
	Baltimore Gas & Electric Co.	3.500%	11/15/21	2,950	3,004
	Baltimore Gas & Electric Co.	3.350%	7/1/23	2,974	3,171
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,959	4,147
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	4,476	4,856
[2,4]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	10,338	11,724
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,631	1,672
	CenterPoint Energy Inc.	3.600%	11/1/21	2,250	2,309
	CenterPoint Energy Inc.	2.500%	9/1/22	4,325	4,469
	CenterPoint Energy Inc.	3.850%	2/1/24	3,575	3,905
	CenterPoint Energy Inc.	2.500%	9/1/24	3,700	3,934
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,700	2,879
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	6,000	6,028
[2]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	5,006
	Consumers Energy Co.	0.350%	6/1/23	2,000	2,003
	Consumers Energy Co.	3.375%	8/15/23	2,525	2,705
	Delmarva Power & Light Co.	3.500%	11/15/23	3,175	3,433
[2]	Dominion Energy Inc.	2.750%	1/15/22	5,475	5,600
[2]	Dominion Energy Inc.	2.750%	9/15/22	6,328	6,534
	Dominion Energy Inc.	3.071%	8/15/24	1,800	1,939
[2]	Dominion Energy Inc.	3.300%	3/15/25	3,100	3,409
	Dominion Energy Inc.	3.900%	10/1/25	5,000	5,710
	DTE Electric Co.	3.650%	3/15/24	3,134	3,408
	DTE Electric Co.	3.375%	3/1/25	5,000	5,520
[2]	DTE Energy Co.	2.600%	6/15/22	1,500	1,546
[2]	DTE Energy Co.	3.300%	6/15/22	2,935	3,041
[2]	DTE Energy Co.	0.550%	11/1/22	5,452	5,464
	DTE Energy Co.	2.250%	11/1/22	3,920	4,051
[2]	DTE Energy Co.	3.700%	8/1/23	4,950	5,346
[2]	DTE Energy Co.	3.850%	12/1/23	3,000	3,263
[2]	DTE Energy Co.	3.500%	6/1/24	5,283	5,731
[2]	DTE Energy Co.	2.529%	10/1/24	1,879	2,001
[2]	DTE Energy Co.	1.050%	6/1/25	3,000	3,032
	DTE Energy Co.	2.850%	10/1/26	2,500	2,743
	Duke Energy Carolinas LLC	3.350%	5/15/22	3,800	3,958
	Duke Energy Carolinas LLC	2.500%	3/15/23	3,361	3,501
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,175	5,466
	Duke Energy Corp.	1.800%	9/1/21	4,530	4,572
	Duke Energy Corp.	2.400%	8/15/22	2,850	2,936
	Duke Energy Corp.	3.050%	8/15/22	2,359	2,443
	Duke Energy Corp.	3.950%	10/15/23	3,862	4,194
	Duke Energy Corp.	3.750%	4/15/24	13,009	14,311
	Duke Energy Corp.	0.900%	9/15/25	3,200	3,194
	Duke Energy Corp.	2.650%	9/1/26	5,000	5,436
	Duke Energy Ohio Inc.	3.800%	9/1/23	3,500	3,780
	Duke Energy Progress LLC	3.000%	9/15/21	4,130	4,179
	Duke Energy Progress LLC	2.800%	5/15/22	3,783	3,885
	Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,150
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,950
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	9,943	10,626
	Edison International	2.400%	9/15/22	4,225	4,314
	Edison International	3.125%	11/15/22	410	426
	Edison International	2.950%	3/15/23	2,911	3,024
38

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edison International	3.550%	11/15/24	6,605	7,136
	Edison International	4.950%	4/15/25	1,000	1,138
	Entergy Arkansas LLC	3.700%	6/1/24	3,425	3,754
	Entergy Corp.	4.000%	7/15/22	6,314	6,612
	Entergy Corp.	0.900%	9/15/25	2,850	2,848
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,617	3,082
	Entergy Louisiana LLC	4.050%	9/1/23	2,650	2,878
	Entergy Louisiana LLC	0.620%	11/17/23	8,000	8,021
	Entergy Louisiana LLC	5.400%	11/1/24	258	303
	Evergy Inc.	2.450%	9/15/24	5,757	6,104
	Evergy Metro Inc.	3.150%	3/15/23	2,425	2,552
[2]	Eversource Energy	2.750%	3/15/22	3,881	3,981
[2]	Eversource Energy	3.800%	12/1/23	4,682	5,115
[2]	Eversource Energy	2.900%	10/1/24	3,907	4,214
[2]	Eversource Energy	3.150%	1/15/25	2,067	2,253
[2]	Eversource Energy	0.800%	8/15/25	2,200	2,192
	Exelon Corp.	3.497%	6/1/22	11,900	12,373
[2]	Exelon Corp.	3.950%	6/15/25	7,728	8,742
	Exelon Generation Co. LLC	3.400%	3/15/22	3,300	3,406
	Exelon Generation Co. LLC	4.250%	6/15/22	5,381	5,617
	Exelon Generation Co. LLC	3.250%	6/1/25	4,540	4,948
	Florida Power & Light Co.	2.750%	6/1/23	4,420	4,624
	Florida Power & Light Co.	3.250%	6/1/24	2,700	2,903
	Florida Power & Light Co.	2.850%	4/1/25	14,609	15,917
	Florida Power & Light Co.	3.125%	12/1/25	4,970	5,506
	Georgia Power Co.	2.850%	5/15/22	1,225	1,265
[2]	Georgia Power Co.	2.100%	7/30/23	11,471	11,966
[2]	Georgia Power Co.	2.200%	9/15/24	7,265	7,644
	Interstate Power & Light Co.	3.250%	12/1/24	3,469	3,795
	ITC Holdings Corp.	2.700%	11/15/22	6,342	6,603
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	459	510
	MidAmerican Energy Co.	3.500%	10/15/24	7,082	7,799
	National Fuel Gas Co.	4.900%	12/1/21	2,936	3,009
	National Fuel Gas Co.	3.750%	3/1/23	3,066	3,212
	National Fuel Gas Co.	5.200%	7/15/25	4,044	4,534
[2]	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	2,985	3,031
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	9,439	9,651
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	1,888	1,937
[2]	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	1,500	1,549
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,192	3,336
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	2,842	3,065
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,026	5,377
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	2,980	3,237
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	5,913	6,577
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	7,919	8,161
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	374	384
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,380	5,629
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	7,791	8,388
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	13,304	14,385
	NiSource Inc.	0.950%	8/15/25	9,200	9,256
	Northern States Power Co.	2.600%	5/15/23	1,950	2,031
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,625	1,694
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	6,525	6,967
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,310	2,526
[2,4]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,150	2,144
	ONE Gas Inc.	3.610%	2/1/24	1,895	2,047
	Pacific Gas & Electric Co.	1.750%	6/16/22	20,000	20,045
	Pacific Gas & Electric Co.	3.850%	11/15/23	4,500	4,781
	Pacific Gas & Electric Co.	3.750%	2/15/24	3,000	3,191
	Pacific Gas & Electric Co.	3.500%	6/15/25	11,200	11,989
	Pacific Gas & Electric Co.	3.450%	7/1/25	6,300	6,770
39

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	3.150%	1/1/26	5,000	5,327
	PacifiCorp	2.950%	2/1/22	4,619	4,720
	PacifiCorp	2.950%	6/1/23	436	460
	PacifiCorp	3.600%	4/1/24	2,985	3,247
	PECO Energy Co.	2.375%	9/15/22	400	410
	PECO Energy Co.	3.150%	10/15/25	3,171	3,519
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,922
	PPL Capital Funding Inc.	4.200%	6/15/22	4,381	4,578
	PPL Capital Funding Inc.	3.400%	6/1/23	7,114	7,558
	PPL Capital Funding Inc.	3.950%	3/15/24	412	450
	Progress Energy Inc.	3.150%	4/1/22	1,416	1,455
	PSEG Power LLC	3.850%	6/1/23	7,803	8,378
[2]	Public Service Electric & Gas Co.	2.375%	5/15/23	3,750	3,919
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,800	3,062
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,973	5,184
	Public Service Enterprise Group Inc.	2.875%	6/15/24	4,750	5,090
	Public Service Enterprise Group Inc.	0.800%	8/15/25	7,000	6,976
	Puget Energy Inc.	6.000%	9/1/21	4,717	4,877
	Puget Energy Inc.	5.625%	7/15/22	3,315	3,519
	Puget Energy Inc.	3.650%	5/15/25	5,000	5,450
[2]	San Diego Gas & Electric Co.	3.600%	9/1/23	1,998	2,143
	Sempra Energy	2.875%	10/1/22	4,329	4,478
	Sempra Energy	2.900%	2/1/23	5,235	5,489
	Sempra Energy	4.050%	12/1/23	3,381	3,698
	Sempra Energy	3.750%	11/15/25	7,292	8,233
[2]	Southern California Edison Co.	1.845%	2/1/22	869	871
[2]	Southern California Edison Co.	2.400%	2/1/22	1,200	1,220
[2]	Southern California Edison Co.	3.400%	6/1/23	2,500	2,631
[2]	Southern California Edison Co.	3.500%	10/1/23	4,659	4,995
[2]	Southern California Edison Co.	3.700%	8/1/25	7,475	8,406
	Southern California Gas Co.	3.150%	9/15/24	566	619
	Southern California Gas Co.	3.200%	6/15/25	3,120	3,452
	Southern Co.	2.950%	7/1/23	2,100	2,223
[2]	Southern Co.	5.500%	3/15/57	1,015	1,053
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,560	6,880
[2]	Southern Power Co.	2.500%	12/15/21	1,900	1,935
	Southern Power Co.	4.150%	12/1/25	2,380	2,728
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,314
	Union Electric Co.	3.500%	4/15/24	2,700	2,927
	Virginia Electric & Power Co.	2.950%	1/15/22	6,395	6,526
[2]	Virginia Electric & Power Co.	2.750%	3/15/23	11,702	12,228
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	5,326	5,818
	WEC Energy Group Inc.	0.550%	9/15/23	3,300	3,316
	WEC Energy Group Inc.	3.550%	6/15/25	3,617	4,029
	Wisconsin Electric Power Co.	2.050%	12/15/24	700	739
	Wisconsin Public Service Corp.	3.350%	11/21/21	5,613	5,759
	Xcel Energy Inc.	2.400%	3/15/21	5,450	5,461
	Xcel Energy Inc.	0.500%	10/15/23	2,000	2,005
	Xcel Energy Inc.	3.300%	6/1/25	6,356	6,912
					811,197
Total Corporate Bonds (Cost $15,666,897)					16,261,556
Sovereign Bonds (7.03%)
[2]	African Development Bank	0.500%	4/22/22	13,550	13,608
[2]	African Development Bank	1.625%	9/16/22	10,950	11,215
[2]	African Development Bank	2.125%	11/16/22	18,725	19,393
	African Development Bank	0.750%	4/3/23	20,950	21,201
	African Development Bank	3.000%	9/20/23	11,950	12,837
[2]	Asian Development Bank	2.000%	2/16/22	30,095	30,707
[2]	Asian Development Bank	1.875%	2/18/22	26,270	26,767
40

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Asian Development Bank	0.625%	4/7/22	46,000	46,267
[2]	Asian Development Bank	1.875%	7/19/22	15,871	16,285
	Asian Development Bank	1.875%	8/10/22	12,504	12,839
[2]	Asian Development Bank	1.750%	9/13/22	29,737	30,516
	Asian Development Bank	1.625%	1/24/23	9,850	10,136
[2]	Asian Development Bank	2.750%	3/17/23	26,867	28,361
[2]	Asian Development Bank	0.250%	7/14/23	42,700	42,724
[2]	Asian Development Bank	0.250%	10/6/23	28,150	28,160
	Asian Development Bank	2.625%	1/30/24	17,200	18,439
	Asian Development Bank	1.500%	10/18/24	21,475	22,413
[2]	Asian Development Bank	2.000%	1/22/25	3,558	3,790
	Asian Development Bank	0.625%	4/29/25	44,600	45,005
[2]	Asian Development Bank	0.375%	9/3/25	18,260	18,203
	Asian Infrastructure Investment Bank	0.250%	9/29/23	19,370	19,377
	Asian Infrastructure Investment Bank	2.250%	5/16/24	18,750	19,932
	Asian Infrastructure Investment Bank	0.500%	5/28/25	17,300	17,321
	Canada	2.625%	1/25/22	18,850	19,337
	Canada	2.000%	11/15/22	27,781	28,723
	Canada	1.625%	1/22/25	9,680	10,127
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,906	16,543
	CNOOC Finance 2014 ULC	4.250%	4/30/24	20,928	22,704
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	650	687
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	12,782	13,772
	Corp. Andina de Fomento	3.250%	2/11/22	6,000	6,165
	Corp. Andina de Fomento	4.375%	6/15/22	6,301	6,619
	Corp. Andina de Fomento	2.750%	1/6/23	7,950	8,258
	Corp. Andina de Fomento	2.375%	5/12/23	4,300	4,441
	Corp. Andina de Fomento	3.750%	11/23/23	7,491	8,090
	Corp. Andina de Fomento	1.625%	9/23/25	5,000	5,064
	Council Of Europe Development Bank	1.750%	9/26/22	6,180	6,344
	Council Of Europe Development Bank	2.625%	2/13/23	9,762	10,256
	Council Of Europe Development Bank	0.250%	6/10/23	5,000	5,003
	Council Of Europe Development Bank	0.250%	10/20/23	10,500	10,504
	Council Of Europe Development Bank	1.375%	2/27/25	9,650	10,035
	Ecopetrol SA	5.875%	9/18/23	14,105	15,762
	Ecopetrol SA	4.125%	1/16/25	7,983	8,701
	Equinor ASA	3.150%	1/23/22	7,689	7,862
	Equinor ASA	2.450%	1/17/23	13,334	13,918
	Equinor ASA	2.650%	1/15/24	18,038	19,120
	Equinor ASA	3.700%	3/1/24	11,339	12,444
	Equinor ASA	3.250%	11/10/24	7,531	8,294
	Equinor ASA	2.875%	4/6/25	7,773	8,469
[2]	European Bank for Reconstruction & Development	1.875%	2/23/22	10,011	10,204
[2]	European Bank for Reconstruction & Development	2.750%	3/7/23	15,370	16,214
[2]	European Bank for Reconstruction & Development	0.250%	7/10/23	15,150	15,159
[2]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,100	4,285
	European Bank for Reconstruction & Development	0.500%	5/19/25	32,961	33,072
[2]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,850	10,870
	European Investment Bank	2.875%	12/15/21	23,478	24,081
	European Investment Bank	2.250%	3/15/22	31,550	32,336
	European Investment Bank	2.625%	5/20/22	21,831	22,565
	European Investment Bank	2.375%	6/15/22	22,460	23,176
	European Investment Bank	2.250%	8/15/22	31,615	32,670
	European Investment Bank	1.375%	9/6/22	30,874	31,486
	European Investment Bank	2.000%	12/15/22	23,797	24,640
	European Investment Bank	2.500%	3/15/23	39,398	41,386
	European Investment Bank	1.375%	5/15/23	10,778	11,075
[2]	European Investment Bank	2.875%	8/15/23	24,715	26,431
	European Investment Bank	0.250%	9/15/23	55,855	55,919
[2]	European Investment Bank	3.125%	12/14/23	27,703	30,046
	European Investment Bank	3.250%	1/29/24	38,938	42,507
41

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	2.625%	3/15/24	22,065	23,733
	European Investment Bank	2.250%	6/24/24	7,766	8,295
	European Investment Bank	1.875%	2/10/25	21,470	22,790
	European Investment Bank	1.625%	3/14/25	51,084	53,743
	European Investment Bank	0.625%	7/25/25	27,185	27,458
	European Investment Bank	0.375%	12/15/25	8,000	7,974
[5]	Export Development Canada	2.000%	5/17/22	2,500	2,562
[5]	Export Development Canada	1.750%	7/18/22	17,490	17,885
[5]	Export Development Canada	2.500%	1/24/23	8,040	8,411
[5]	Export Development Canada	1.375%	2/24/23	18,575	18,953
[5]	Export Development Canada	2.750%	3/15/23	9,900	10,444
[5]	Export Development Canada	2.625%	2/21/24	4,650	4,987
	Export-Import Bank of Korea	2.750%	1/25/22	4,100	4,201
	Export-Import Bank of Korea	5.000%	4/11/22	9,175	9,705
	Export-Import Bank of Korea	3.000%	11/1/22	8,060	8,435
	Export-Import Bank of Korea	3.625%	11/27/23	3,120	3,405
	Export-Import Bank of Korea	4.000%	1/14/24	4,825	5,299
	Export-Import Bank of Korea	2.375%	6/25/24	15,000	15,854
	Export-Import Bank of Korea	2.875%	1/21/25	7,420	8,043
	Export-Import Bank of Korea	1.875%	2/12/25	1,300	1,358
[6]	FMS Wertmanagement	2.000%	8/1/22	17,285	17,774
[6]	FMS Wertmanagement	2.750%	3/6/23	10,450	11,018
[2]	Hydro-Quebec	8.400%	1/15/22	6,425	6,939
[2]	Hydro-Quebec	8.050%	7/7/24	4,025	5,042
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,050	7,296
[2]	Inter-American Development Bank	2.125%	1/18/22	27,450	28,005
[2]	Inter-American Development Bank	1.750%	4/14/22	18,530	18,900
[2]	Inter-American Development Bank	1.750%	9/14/22	17,500	17,962
[2]	Inter-American Development Bank	3.000%	9/26/22	8,000	8,386
	Inter-American Development Bank	2.500%	1/18/23	30,883	32,322
	Inter-American Development Bank	0.500%	5/24/23	34,625	34,851
	Inter-American Development Bank	3.000%	10/4/23	15,630	16,812
	Inter-American Development Bank	0.250%	11/15/23	42,000	42,027
	Inter-American Development Bank	2.625%	1/16/24	22,600	24,207
	Inter-American Development Bank	3.000%	2/21/24	27,400	29,712
	Inter-American Development Bank	2.125%	1/15/25	10,720	11,466
[2]	Inter-American Development Bank	1.750%	3/14/25	22,751	24,034
	Inter-American Development Bank	0.875%	4/3/25	26,700	27,219
	Inter-American Development Bank	0.625%	7/15/25	20,500	20,686
[2]	International Bank for Reconstruction & Development	2.125%	12/13/21	8,065	8,214
	International Bank for Reconstruction & Development	2.000%	1/26/22	39,240	39,998
[2]	International Bank for Reconstruction & Development	1.625%	2/10/22	27,875	28,322
	International Bank for Reconstruction & Development	2.125%	7/1/22	40,700	41,880
	International Bank for Reconstruction & Development	1.875%	10/7/22	5,229	5,384
	International Bank for Reconstruction & Development	7.625%	1/19/23	10,796	12,420
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,375	6,600
[2]	International Bank for Reconstruction & Development	1.875%	6/19/23	34,175	35,561
	International Bank for Reconstruction & Development	3.000%	9/27/23	21,950	23,604
	International Bank for Reconstruction & Development	0.250%	11/24/23	31,150	31,170
	International Bank for Reconstruction & Development	2.500%	3/19/24	20,750	22,228
[2]	International Bank for Reconstruction & Development	1.500%	8/28/24	22,150	23,107
[2]	International Bank for Reconstruction & Development	2.500%	11/25/24	29,573	32,042
	International Bank for Reconstruction & Development	1.625%	1/15/25	26,600	27,942
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	2,944	3,156
	International Bank for Reconstruction & Development	0.750%	3/11/25	36,500	37,041
	International Bank for Reconstruction & Development	0.625%	4/22/25	62,650	63,244
	International Bank for Reconstruction & Development	0.375%	7/28/25	42,585	42,513
[2]	International Bank for Reconstruction & Development	2.500%	7/29/25	35,220	38,526
	International Bank for Reconstruction & Development	0.500%	10/28/25	46,300	46,427
[2]	International Finance Corp.	2.000%	10/24/22	7,550	7,797
[2]	International Finance Corp.	2.875%	7/31/23	23,400	24,967
42

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	International Finance Corp.	1.375%	10/16/24	13,900	14,447
[2]	International Finance Corp.	0.375%	7/16/25	13,250	13,222
[7]	Japan Bank for International Cooperation	3.125%	7/20/21	7,070	7,179
[7]	Japan Bank for International Cooperation	2.500%	6/1/22	7,505	7,737
[7]	Japan Bank for International Cooperation	2.375%	7/21/22	10,050	10,370
[7]	Japan Bank for International Cooperation	1.625%	10/17/22	2,750	2,814
[7]	Japan Bank for International Cooperation	2.375%	11/16/22	11,510	11,951
[7]	Japan Bank for International Cooperation	1.750%	1/23/23	16,200	16,667
[7]	Japan Bank for International Cooperation	0.625%	5/22/23	15,135	15,234
[7]	Japan Bank for International Cooperation	3.250%	7/20/23	15,325	16,441
[2,7]	Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,588
[7]	Japan Bank for International Cooperation	0.375%	9/15/23	21,400	21,410
[7]	Japan Bank for International Cooperation	3.375%	10/31/23	10,900	11,809
[7]	Japan Bank for International Cooperation	2.500%	5/23/24	17,700	18,922
[2,7]	Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,802
[7]	Japan Bank for International Cooperation	1.750%	10/17/24	4,750	4,974
[2,7]	Japan Bank for International Cooperation	2.125%	2/10/25	1,031	1,094
[2,7]	Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,785
[7]	Japan Bank for International Cooperation	0.625%	7/15/25	26,700	26,691
[2,6]	KFW	3.125%	12/15/21	27,155	27,891
[6]	KFW	2.625%	1/25/22	17,180	17,624
[6]	KFW	2.500%	2/15/22	31,515	32,316
[6]	KFW	2.125%	3/7/22	36,808	37,643
[6]	KFW	2.125%	6/15/22	25,101	25,806
[6]	KFW	1.750%	8/22/22	44,420	45,549
[6]	KFW	2.000%	10/4/22	19,540	20,157
[6]	KFW	2.375%	12/29/22	43,196	45,066
[6]	KFW	2.125%	1/17/23	35,775	37,174
[6]	KFW	1.625%	2/15/23	40,500	41,683
[6]	KFW	0.250%	10/19/23	40,500	40,458
[6]	KFW	2.625%	2/28/24	29,650	31,854
[6]	KFW	1.375%	8/5/24	22,704	23,448
[6]	KFW	2.500%	11/20/24	32,285	34,990
[6]	KFW	2.000%	5/2/25	15,679	16,759
[6]	KFW	0.375%	7/18/25	44,850	44,775
	Korea Development Bank	2.625%	2/27/22	3,358	3,443
	Korea Development Bank	3.000%	3/19/22	4,425	4,563
	Korea Development Bank	3.000%	9/14/22	3,426	3,564
	Korea Development Bank	3.375%	3/12/23	2,000	2,129
	Korea Development Bank	2.750%	3/19/23	4,700	4,940
	Korea Development Bank	3.750%	1/22/24	5,628	6,145
	Korea Development Bank	3.250%	2/19/24	1,500	1,618
	Korea Development Bank	2.125%	10/1/24	3,910	4,117
[2,6]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	13,910	14,142
[6]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	8,680	9,377
[6]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	8,405	8,940
[2,6]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	16,200	16,241
[6]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,970	14,057
	Nordic Investment Bank	2.125%	2/1/22	8,605	8,782
	Nordic Investment Bank	1.375%	10/17/22	6,042	6,168
	Nordic Investment Bank	0.375%	5/19/23	15,250	15,281
	Nordic Investment Bank	2.875%	7/19/23	6,000	6,395
	Nordic Investment Bank	2.250%	5/21/24	667	703
	Nordic Investment Bank	0.375%	9/11/25	14,000	13,950
	North American Development Bank	2.400%	10/26/22	838	861
[8]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	7,750	7,953
[8]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	2,365	2,421
[2,8]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	10,865	11,474
[8]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,540	5,980
[8]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	8,900	9,275
[8]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	22,325	22,203
43

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Oriental Republic of Uruguay	8.000%	11/18/22	2,600	2,837
[2]	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,473
[2,9]	Petroleos Mexicanos	2.290%	2/15/24	665	685
	Province of Alberta	2.200%	7/26/22	15,244	15,701
	Province of Alberta	3.350%	11/1/23	13,925	15,076
	Province of Alberta	2.950%	1/23/24	11,500	12,373
	Province of Alberta	1.875%	11/13/24	18,900	19,845
	Province of Alberta	1.000%	5/20/25	15,360	15,557
	Province of British Columbia	2.000%	10/23/22	8,379	8,640
[2]	Province of British Columbia	1.750%	9/27/24	5,400	5,603
	Province of Manitoba	2.125%	5/4/22	3,236	3,317
	Province of Manitoba	2.100%	9/6/22	3,875	3,991
[2]	Province of Manitoba	2.600%	4/16/24	6,750	7,231
	Province of Manitoba	3.050%	5/14/24	5,441	5,910
	Province of New Brunswick	2.500%	12/12/22	4,500	4,679
	Province of Ontario	2.400%	2/8/22	13,660	13,984
	Province of Ontario	2.550%	4/25/22	12,968	13,359
	Province of Ontario	2.250%	5/18/22	24,895	25,578
	Province of Ontario	2.450%	6/29/22	11,550	11,926
	Province of Ontario	2.200%	10/3/22	1,883	1,944
	Province of Ontario	1.750%	1/24/23	23,050	23,739
	Province of Ontario	3.400%	10/17/23	26,350	28,554
	Province of Ontario	3.050%	1/29/24	10,575	11,431
	Province of Ontario	3.200%	5/16/24	10,560	11,537
	Province of Quebec	2.375%	1/31/22	24,660	25,216
	Province of Quebec	2.625%	2/13/23	5,472	5,739
[2]	Province of Quebec	2.500%	4/9/24	12,170	13,008
[2]	Province of Quebec	2.875%	10/16/24	11,195	12,217
[2]	Province of Quebec	1.500%	2/11/25	12,305	12,688
	Province of Quebec	0.600%	7/23/25	13,250	13,195
	Province of Saskatchewan	8.500%	7/15/22	2,198	2,462
	Republic of Chile	2.250%	10/30/22	2,860	2,960
	Republic of Chile	3.125%	3/27/25	3,050	3,355
[2]	Republic of Colombia	2.625%	3/15/23	2,200	2,273
[2]	Republic of Colombia	4.000%	2/26/24	23,917	25,857
	Republic of Colombia	8.125%	5/21/24	4,340	5,327
	Republic of Hungary	6.375%	3/29/21	12,145	12,312
	Republic of Hungary	5.375%	2/21/23	9,405	10,299
	Republic of Hungary	5.750%	11/22/23	11,945	13,617
	Republic of Hungary	5.375%	3/25/24	16,298	18,541
	Republic of Indonesia	2.950%	1/11/23	7,820	8,152
	Republic of Indonesia	4.450%	2/11/24	5,246	5,803
	Republic of Italy	6.875%	9/27/23	22,250	25,813
	Republic of Italy	2.375%	10/17/24	20,700	21,736
	Republic of Korea	3.875%	9/11/23	11,513	12,577
	Republic of Korea	5.625%	11/3/25	939	1,157
[2]	Republic of Panama	4.000%	9/22/24	12,318	13,627
[2]	Republic of Panama	3.750%	3/16/25	8,354	9,242
	Republic of Peru	7.350%	7/21/25	11,790	15,098
	Republic of Poland	5.125%	4/21/21	11,980	12,130
	Republic of Poland	5.000%	3/23/22	14,498	15,297
	Republic of Poland	3.000%	3/17/23	14,564	15,347
	Republic of Poland	4.000%	1/22/24	10,367	11,456
	Republic of the Philippines	4.200%	1/21/24	7,380	8,192
	Republic of the Philippines	9.500%	10/21/24	3,251	4,332
	Republic of the Philippines	10.625%	3/16/25	10,699	15,152
	State of Israel	4.000%	6/30/22	10,475	11,037
	State of Israel	3.150%	6/30/23	7,200	7,686
[2]	Svensk Exportkredit AB	2.375%	3/9/22	6,950	7,121
	Svensk Exportkredit AB	2.000%	8/30/22	7,400	7,613
	Svensk Exportkredit AB	1.625%	11/14/22	11,800	12,092
44

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Svensk Exportkredit AB	2.875%	3/14/23	12,670	13,377
[2]	Svensk Exportkredit AB	0.750%	4/6/23	3,500	3,535
[2]	Svensk Exportkredit AB	0.250%	9/29/23	10,029	10,019
[2]	Svensk Exportkredit AB	1.750%	12/12/23	4,150	4,322
[2]	Svensk Exportkredit AB	0.375%	7/30/24	12,700	12,694
[2]	Svensk Exportkredit AB	0.625%	5/14/25	20,300	20,398
	Svensk Exportkredit AB	0.500%	8/26/25	9,250	9,211
	Syngenta Finance NV	3.125%	3/28/22	3,945	4,004
[2]	United Mexican States	8.000%	9/24/22	600	676
	United Mexican States	4.000%	10/2/23	22,984	25,167
	United Mexican States	3.600%	1/30/25	10,789	12,003
[2]	United Mexican States	3.900%	4/27/25	9,503	10,655
Total Sovereign Bonds (Cost $4,197,141)					4,303,005
Taxable Municipal Bonds (0.08%)
	California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	2,195	2,246
	California GO	5.700%	11/1/21	3,330	3,480
	California GO	2.367%	4/1/22	1,080	1,107
	Florida State Board of Administration Finance Corp.	1.258%	7/1/25	11,525	11,789
	Illinois GO	4.950%	6/1/23	6,410	6,568
	Massachusetts GO	4.200%	12/1/21	1,245	1,289
[10]	New Jersey Economic Development Authority Revenue	0.000%	2/15/22	5,000	4,970
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	655	662
	Oregon GO	5.762%	6/1/23	1,045	1,131
	State of Florida Board of administration Finance Corp.	2.638%	7/1/21	4,500	4,550
	University of California Revenue	0.883%	5/15/25	2,000	2,029
	University of California Revenue	3.063%	7/1/25	2,677	2,953
	Utah GO	4.554%	7/1/24	7,815	8,448
Total Taxable Municipal Bonds (Cost $50,146)					51,222
				Shares
Temporary Cash Investments (2.00%)
Money Market Fund (2.00%)
[11]	Vanguard Market Liquidity Fund (Cost $1,220,934)	0.111%		12,209,335	1,220,934
Total Investments (101.43%) (Cost $60,388,327)					62,080,281
Other Assets and Liabilities—Net (-1.43%)					(877,067)
Net Assets (100%)					61,203,214
Cost is in $000.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $174,722,000, representing 0.3% of net assets.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Republic of Austria.
9	Guaranteed by the Government of Mexico.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—Government Obligation Bond.
45

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (49.32%)
U.S. Government Securities (48.38%)
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	61,641
	United States Treasury Note/Bond	1.625%	2/15/26	250,364	266,246
	United States Treasury Note/Bond	2.500%	2/28/26	326,398	361,690
	United States Treasury Note/Bond	2.250%	3/31/26	239,650	262,754
	United States Treasury Note/Bond	2.375%	4/30/26	251,875	278,086
	United States Treasury Note/Bond	1.625%	5/15/26	652,268	694,258
	United States Treasury Note/Bond	2.125%	5/31/26	332,456	362,845
	United States Treasury Note/Bond	1.875%	6/30/26	204,905	221,041
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	201,946
	United States Treasury Note/Bond	1.500%	8/15/26	771,261	816,332
	United States Treasury Note/Bond	1.375%	8/31/26	432,825	455,142
	United States Treasury Note/Bond	1.625%	9/30/26	204,830	218,272
	United States Treasury Note/Bond	1.625%	10/31/26	175,245	186,828
	United States Treasury Note/Bond	2.000%	11/15/26	344,712	374,982
	United States Treasury Note/Bond	6.500%	11/15/26	23,500	31,663
	United States Treasury Note/Bond	1.625%	11/30/26	448,479	478,261
	United States Treasury Note/Bond	1.750%	12/31/26	111,750	120,044
	United States Treasury Note/Bond	1.500%	1/31/27	134,445	142,428
	United States Treasury Note/Bond	2.250%	2/15/27	754,225	833,419
	United States Treasury Note/Bond	1.125%	2/28/27	48,655	50,434
	United States Treasury Note/Bond	0.625%	3/31/27	7,627	7,670
	United States Treasury Note/Bond	2.375%	5/15/27	679,612	757,767
	United States Treasury Note/Bond	0.500%	5/31/27	369,270	367,828
	United States Treasury Note/Bond	0.500%	6/30/27	213,640	212,639
	United States Treasury Note/Bond	0.375%	7/31/27	759,795	749,466
	United States Treasury Note/Bond	2.250%	8/15/27	575,586	637,911
	United States Treasury Note/Bond	0.500%	8/31/27	503,440	500,057
	United States Treasury Note/Bond	0.375%	9/30/27	287,465	282,928
	United States Treasury Note/Bond	0.500%	10/31/27	288,055	285,624
	United States Treasury Note/Bond	2.250%	11/15/27	550,965	611,571
	United States Treasury Note/Bond	0.625%	11/30/27	585,635	585,269
	United States Treasury Note/Bond	0.625%	12/31/27	292,830	292,372
	United States Treasury Note/Bond	2.750%	2/15/28	539,955	618,839
	United States Treasury Note/Bond	2.875%	5/15/28	553,253	640,823
	United States Treasury Note/Bond	2.875%	8/15/28	588,945	683,820
	United States Treasury Note/Bond	5.500%	8/15/28	12,735	17,258
	United States Treasury Note/Bond	3.125%	11/15/28	757,703	896,694
	United States Treasury Note/Bond	5.250%	11/15/28	10,000	13,459
	United States Treasury Note/Bond	2.625%	2/15/29	636,111	729,937
	United States Treasury Note/Bond	5.250%	2/15/29	15,235	20,624
	United States Treasury Note/Bond	2.375%	5/15/29	576,926	651,566
	United States Treasury Note/Bond	1.625%	8/15/29	686,494	734,119
	United States Treasury Note/Bond	6.125%	8/15/29	6,500	9,403
	United States Treasury Note/Bond	1.750%	11/15/29	418,914	452,558
	United States Treasury Note/Bond	1.500%	2/15/30	163,671	173,082
	United States Treasury Note/Bond	0.625%	5/15/30	899,856	879,469
	United States Treasury Note/Bond	6.250%	5/15/30	43,200	64,314
	United States Treasury Note/Bond	0.625%	8/15/30	953,357	929,225
	United States Treasury Note/Bond	0.875%	11/15/30	707,693	704,929
					19,929,533
Agency Bonds and Notes (0.94%)
[1]	AID-Jordan	3.000%	6/30/25	4,675	5,079
	Federal Home Loan Banks	3.250%	11/16/28	25,505	30,353
[2,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,430	12,567
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	36,416
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	39,245	42,290
[3]	Federal National Mortgage Assn.	0.750%	10/8/27	50,000	50,007
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	15,504	22,132
46

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	42,722
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	33,160	51,424
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	54,380	53,433
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	9,200	13,954
[2]	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,839
[2]	Tennessee Valley Authority	2.875%	2/1/27	12,000	13,513
	Tennessee Valley Authority	7.125%	5/1/30	3,970	6,068
					388,797
Total U.S. Government and Agency Obligations (Cost $19,187,586)					20,318,330
Corporate Bonds (44.96%)
Communications (3.34%)
	Alphabet Inc.	1.998%	8/15/26	17,830	19,048
	Alphabet Inc.	0.800%	8/15/27	7,625	7,594
	Alphabet Inc.	1.100%	8/15/30	20,475	20,154
	America Movil SAB de CV	3.625%	4/22/29	11,850	13,421
	America Movil SAB de CV	2.875%	5/7/30	5,833	6,335
	AT&T Inc.	4.125%	2/17/26	23,392	27,041
	AT&T Inc.	3.800%	2/15/27	11,617	13,345
	AT&T Inc.	4.250%	3/1/27	17,135	20,029
	AT&T Inc.	2.300%	6/1/27	27,586	29,405
	AT&T Inc.	1.650%	2/1/28	21,675	22,088
[2]	AT&T Inc.	4.100%	2/15/28	15,975	18,747
	AT&T Inc.	4.350%	3/1/29	27,275	32,444
[2]	AT&T Inc.	4.300%	2/15/30	29,200	34,858
	Baidu Inc.	1.720%	4/9/26	2,000	2,035
	Baidu Inc.	3.625%	7/6/27	3,975	4,391
	Baidu Inc.	4.375%	3/29/28	3,790	4,361
	Baidu Inc.	4.875%	11/14/28	6,750	8,073
	Baidu Inc.	3.425%	4/7/30	3,430	3,805
	Booking Holdings Inc.	3.600%	6/1/26	10,530	11,919
	Booking Holdings Inc.	4.500%	4/13/27	5,675	6,765
	Booking Holdings Inc.	3.550%	3/15/28	3,443	3,936
	Booking Holdings Inc.	4.625%	4/13/30	13,611	16,878
	British Telecommunications plc	5.125%	12/4/28	5,125	6,297
	British Telecommunications plc	9.625%	12/15/30	2,762	4,569
	Charter Communications Operating LLC	3.750%	2/15/28	15,112	16,943
	Charter Communications Operating LLC	4.200%	3/15/28	7,950	9,118
	Charter Communications Operating LLC	5.050%	3/30/29	13,110	15,872
	Comcast Corp.	3.150%	3/1/26	12,276	13,638
	Comcast Corp.	2.350%	1/15/27	15,280	16,426
	Comcast Corp.	3.300%	2/1/27	16,977	19,105
	Comcast Corp.	3.300%	4/1/27	9,000	10,211
	Comcast Corp.	3.150%	2/15/28	18,792	21,052
	Comcast Corp.	4.150%	10/15/28	40,672	48,662
	Comcast Corp.	2.650%	2/1/30	18,138	19,747
	Comcast Corp.	3.400%	4/1/30	16,899	19,420
	Comcast Corp.	4.250%	10/15/30	10,100	12,351
	Deutsche Telekom International Finance BV	8.750%	6/15/30	32,842	51,846
	Discovery Communications LLC	4.900%	3/11/26	8,525	10,007
	Discovery Communications LLC	3.950%	3/20/28	17,152	19,611
	Discovery Communications LLC	4.125%	5/15/29	11,100	12,883
	Discovery Communications LLC	3.625%	5/15/30	11,301	12,927
	Expedia Group Inc.	5.000%	2/15/26	9,120	10,160
[2,4]	Expedia Group Inc.	4.625%	8/1/27	5,800	6,469
	Expedia Group Inc.	3.800%	2/15/28	8,034	8,615
	Expedia Group Inc.	3.250%	2/15/30	10,024	10,369
	Fox Corp.	4.709%	1/25/29	17,275	20,921
	Fox Corp.	3.500%	4/8/30	7,600	8,612
	Grupo Televisa SAB	4.625%	1/30/26	3,135	3,524
47

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,440	5,340
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	6,050	7,488
	Koninklijke KPN NV	8.375%	10/1/30	5,725	8,130
	Omnicom Group Inc.	3.600%	4/15/26	11,842	13,493
	Omnicom Group Inc.	2.450%	4/30/30	3,375	3,574
	Omnicom Group Inc.	4.200%	6/1/30	1,625	1,948
	Rogers Communications Inc.	2.900%	11/15/26	2,825	3,125
	TCI Communications Inc.	7.875%	2/15/26	3,800	5,096
	TCI Communications Inc.	7.125%	2/15/28	716	984
	Telefonica Emisiones SA	4.103%	3/8/27	18,365	21,202
	Telefonica Europe BV	8.250%	9/15/30	8,383	12,764
	TELUS Corp.	2.800%	2/16/27	5,600	6,117
	TELUS Corp.	3.700%	9/15/27	1,355	1,550
	Tencent Music Entertainment Group	2.000%	9/3/30	3,665	3,638
[2,4]	T-Mobile USA Inc.	1.500%	2/15/26	8,250	8,453
[2,4]	T-Mobile USA Inc.	3.750%	4/15/27	39,928	45,402
[2,4]	T-Mobile USA Inc.	2.050%	2/15/28	16,600	17,271
[2,4]	T-Mobile USA Inc.	3.875%	4/15/30	63,580	73,590
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	7,312	8,085
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	12,996	13,654
	Verizon Communications Inc.	2.625%	8/15/26	20,984	22,970
	Verizon Communications Inc.	4.125%	3/16/27	29,970	35,337
	Verizon Communications Inc.	3.000%	3/22/27	6,947	7,695
	Verizon Communications Inc.	4.329%	9/21/28	38,393	46,102
	Verizon Communications Inc.	3.875%	2/8/29	2,961	3,475
	Verizon Communications Inc.	4.016%	12/3/29	42,094	49,903
	Verizon Communications Inc.	3.150%	3/22/30	15,706	17,603
	Verizon Communications Inc.	1.500%	9/18/30	2,800	2,756
[2,4]	Verizon Communications Inc.	1.680%	10/30/30	17,325	17,206
	ViacomCBS Inc.	4.000%	1/15/26	9,147	10,442
	ViacomCBS Inc.	2.900%	1/15/27	11,973	13,115
	ViacomCBS Inc.	3.375%	2/15/28	5,400	6,069
	ViacomCBS Inc.	3.700%	6/1/28	7,906	9,013
	ViacomCBS Inc.	4.200%	6/1/29	2,000	2,380
	ViacomCBS Inc.	7.875%	7/30/30	700	1,043
	ViacomCBS Inc.	4.950%	1/15/31	5,161	6,472
	Vodafone Group plc	4.375%	5/30/28	32,150	38,462
	Vodafone Group plc	7.875%	2/15/30	5,450	8,067
	Walt Disney Co.	1.750%	1/13/26	14,070	14,715
	Walt Disney Co.	3.375%	11/15/26	6,600	7,434
	Walt Disney Co.	3.700%	3/23/27	6,875	7,920
	Walt Disney Co.	2.200%	1/13/28	14,075	15,047
	Walt Disney Co.	2.000%	9/1/29	13,747	14,343
	Walt Disney Co.	3.800%	3/22/30	11,954	14,227
	Weibo Corp.	3.375%	7/8/30	6,785	6,928
					1,375,655
Consumer Discretionary (2.93%)
	Advance Auto Parts Inc.	1.750%	10/1/27	400	406
	Advance Auto Parts Inc.	3.900%	4/15/30	4,700	5,381
	Alibaba Group Holding Ltd.	3.400%	12/6/27	22,636	25,282
	Amazon.com Inc.	1.200%	6/3/27	8,400	8,564
	Amazon.com Inc.	3.150%	8/22/27	32,251	36,675
	Amazon.com Inc.	1.500%	6/3/30	21,275	21,599
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	1,655	1,624
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	4,048	3,868
	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,557	3,480
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	787	776
48

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,756	4,594
[2]	American Honda Finance Corp.	2.300%	9/9/26	3,850	4,145
[2]	American Honda Finance Corp.	2.350%	1/8/27	6,458	6,935
[2]	American Honda Finance Corp.	3.500%	2/15/28	3,575	4,097
	Aptiv plc	4.250%	1/15/26	5,250	6,058
	Aptiv plc	4.350%	3/15/29	1,300	1,498
	AutoNation Inc.	3.800%	11/15/27	5,375	5,942
	AutoNation Inc.	4.750%	6/1/30	2,478	2,972
	AutoZone Inc.	3.125%	4/21/26	5,585	6,145
	AutoZone Inc.	3.750%	6/1/27	4,765	5,447
	AutoZone Inc.	3.750%	4/18/29	4,525	5,190
	AutoZone Inc.	4.000%	4/15/30	8,327	9,806
	Best Buy Co. Inc.	4.450%	10/1/28	3,885	4,663
	Best Buy Co. Inc.	1.950%	10/1/30	1,995	2,002
	Block Financial LLC	3.875%	8/15/30	6,000	6,481
	BorgWarner Inc.	2.650%	7/1/27	10,000	10,743
	Cintas Corp. No. 2	3.700%	4/1/27	8,799	10,126
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,029	4,064
	Darden Restaurants Inc.	3.850%	5/1/27	4,125	4,519
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2015-1	3.625%	7/30/27	900	903
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,791	6,727
	DR Horton Inc.	1.400%	10/15/27	4,800	4,810
	eBay Inc.	3.600%	6/5/27	11,938	13,586
	eBay Inc.	2.700%	3/11/30	11,968	12,852
[2]	Emory University	2.143%	9/1/30	3,675	3,860
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	4,625	5,117
	General Motors Co.	4.200%	10/1/27	3,550	4,013
	General Motors Co.	6.800%	10/1/27	12,150	15,604
	General Motors Co.	5.000%	10/1/28	11,154	13,218
	General Motors Financial Co. Inc.	5.250%	3/1/26	17,644	20,764
	General Motors Financial Co. Inc.	4.000%	10/6/26	13,748	15,442
	General Motors Financial Co. Inc.	4.350%	1/17/27	7,253	8,252
	General Motors Financial Co. Inc.	2.700%	8/20/27	6,350	6,699
	General Motors Financial Co. Inc.	3.850%	1/5/28	5,430	6,016
	General Motors Financial Co. Inc.	5.650%	1/17/29	9,150	11,299
	General Motors Financial Co. Inc.	3.600%	6/21/30	9,450	10,503
	Genuine Parts Co.	1.875%	11/1/30	6,000	5,946
	Hasbro Inc.	3.550%	11/19/26	6,916	7,707
	Hasbro Inc.	3.500%	9/15/27	3,375	3,689
	Hasbro Inc.	3.900%	11/19/29	8,161	9,231
	Home Depot Inc.	3.000%	4/1/26	15,405	17,167
	Home Depot Inc.	2.125%	9/15/26	13,292	14,334
	Home Depot Inc.	2.500%	4/15/27	8,025	8,773
	Home Depot Inc.	2.800%	9/14/27	9,050	10,086
	Home Depot Inc.	3.900%	12/6/28	7,825	9,375
	Home Depot Inc.	2.950%	6/15/29	14,141	16,049
	Home Depot Inc.	2.700%	4/15/30	13,760	15,335
	Hyatt Hotels Corp.	4.850%	3/15/26	4,403	4,925
	Hyatt Hotels Corp.	4.375%	9/15/28	7,205	7,905
	Hyatt Hotels Corp.	5.750%	4/23/30	950	1,163
	JD.com Inc.	3.875%	4/29/26	4,775	5,311
	JD.com Inc.	3.375%	1/14/30	8,800	9,568
	Las Vegas Sands Corp.	3.500%	8/18/26	9,100	9,706
	Las Vegas Sands Corp.	3.900%	8/8/29	6,423	6,916
	Lear Corp.	3.800%	9/15/27	6,749	7,522
	Lear Corp.	4.250%	5/15/29	3,000	3,407
	Lear Corp.	3.500%	5/30/30	3,400	3,685
49

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leggett & Platt Inc.	3.500%	11/15/27	4,100	4,462
	Leggett & Platt Inc.	4.400%	3/15/29	4,852	5,546
	Leland Stanford Junior University	1.289%	6/1/27	343	351
	Lennar Corp.	5.250%	6/1/26	4,800	5,688
	Lennar Corp.	4.750%	11/29/27	11,950	14,116
	Lowe's Cos. Inc.	2.500%	4/15/26	11,377	12,305
	Lowe's Cos. Inc.	3.100%	5/3/27	9,314	10,438
	Lowe's Cos. Inc.	1.300%	4/15/28	7,325	7,374
	Lowe's Cos. Inc.	3.650%	4/5/29	17,275	20,137
	Lowe's Cos. Inc.	4.500%	4/15/30	8,400	10,395
	Lowe's Cos. Inc.	1.700%	10/15/30	10,375	10,459
	Magna International Inc.	2.450%	6/15/30	3,000	3,222
[2]	Marriott International Inc.	3.125%	6/15/26	11,755	12,515
[2]	Marriott International Inc.	4.000%	4/15/28	5,250	5,758
	Marriott International Inc.	4.625%	6/15/30	10,500	12,309
	Masco Corp.	4.375%	4/1/26	5,839	6,833
	Masco Corp.	3.500%	11/15/27	3,500	3,962
	Masco Corp.	2.000%	10/1/30	1,100	1,118
[2]	McDonald's Corp.	3.700%	1/30/26	5,986	6,798
[2]	McDonald's Corp.	3.500%	3/1/27	8,583	9,768
[2]	McDonald's Corp.	3.500%	7/1/27	9,423	10,784
[2]	McDonald's Corp.	3.800%	4/1/28	15,979	18,668
[2]	McDonald's Corp.	2.625%	9/1/29	9,799	10,714
[2]	McDonald's Corp.	2.125%	3/1/30	12,200	12,843
[2]	McDonald's Corp.	3.600%	7/1/30	7,100	8,309
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,996
	NIKE Inc.	2.375%	11/1/26	5,450	5,943
	NIKE Inc.	2.750%	3/27/27	11,150	12,325
	NIKE Inc.	2.850%	3/27/30	15,250	17,238
	NVR Inc.	3.000%	5/15/30	7,600	8,254
	O'Reilly Automotive Inc.	3.550%	3/15/26	2,712	3,059
	O'Reilly Automotive Inc.	3.600%	9/1/27	10,420	11,900
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,848	5,684
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,110	9,723
	PulteGroup Inc.	5.500%	3/1/26	3,800	4,517
	PulteGroup Inc.	5.000%	1/15/27	6,900	8,142
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	7,434
	Ross Stores Inc.	4.700%	4/15/27	3,489	4,147
[2,4]	Sands China Ltd.	3.800%	1/8/26	5,651	6,011
	Sands China Ltd.	5.400%	8/8/28	16,435	19,229
[2,4]	Sands China Ltd.	4.375%	6/18/30	6,883	7,649
	Snap-on Inc.	3.250%	3/1/27	2,575	2,866
	Southwest Airlines Co.	3.000%	11/15/26	5,570	5,939
	Southwest Airlines Co.	5.125%	6/15/27	17,830	21,176
	Southwest Airlines Co.	3.450%	11/16/27	2,800	3,047
	Southwest Airlines Co.	2.625%	2/10/30	5,500	5,590
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,214	1,124
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,585	5,177
	Stanley Black & Decker Inc.	4.250%	11/15/28	7,419	9,037
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,580	4,901
	Starbucks Corp.	2.450%	6/15/26	5,913	6,390
	Starbucks Corp.	2.000%	3/12/27	3,750	3,977
	Starbucks Corp.	3.500%	3/1/28	5,900	6,757
	Starbucks Corp.	4.000%	11/15/28	7,383	8,735
	Starbucks Corp.	3.550%	8/15/29	1,441	1,673
	Starbucks Corp.	2.250%	3/12/30	9,474	9,990
	Starbucks Corp.	2.550%	11/15/30	11,785	12,720
	Steelcase Inc.	5.125%	1/18/29	3,950	4,636
	Tapestry Inc.	4.125%	7/15/27	5,350	5,774
	TJX Cos. Inc.	2.250%	9/15/26	11,931	12,862
	TJX Cos. Inc.	3.750%	4/15/27	11,189	12,927
50

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TJX Cos. Inc.	1.150%	5/15/28	4,000	4,017
	TJX Cos. Inc.	3.875%	4/15/30	7,000	8,387
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,965
	Toyota Motor Corp.	2.760%	7/2/29	4,075	4,564
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	9,370	10,478
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,100	5,125
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	5,450	6,114
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,810	4,478
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	6,400	6,837
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	9,000	10,528
	Tractor Supply Co.	1.750%	11/1/30	5,500	5,529
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	3,553	3,535
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	5,214	5,239
[2]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,525	2,450
[2]	United Airlines Pass-Through Trust Class A Series 2016-2	3.100%	10/7/28	694	643
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	27,000	29,160
[2]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	1,565	1,543
[2]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	2,609	2,625
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	5,553	5,453
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	296	287
	VF Corp.	2.800%	4/23/27	4,600	5,022
	VF Corp.	2.950%	4/23/30	7,765	8,545
	Whirlpool Corp.	4.750%	2/26/29	6,590	8,058
[2]	Yale University	1.482%	4/15/30	9,590	9,804
					1,207,354
Consumer Staples (3.34%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	6,313
	Altria Group Inc.	4.400%	2/14/26	21,177	24,539
	Altria Group Inc.	2.625%	9/16/26	7,684	8,288
	Altria Group Inc.	4.800%	2/14/29	18,606	22,207
	Altria Group Inc.	3.400%	5/6/30	9,867	10,890
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	28,731	32,470
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	6,786	7,674
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,105	25,986
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	34,594	42,647
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	15,880	18,368
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	1,100	1,399
	Archer-Daniels-Midland Co.	2.500%	8/11/26	9,455	10,283
	Archer-Daniels-Midland Co.	3.250%	3/27/30	7,350	8,470
	BAT Capital Corp.	3.215%	9/6/26	15,990	17,584
	BAT Capital Corp.	4.700%	4/2/27	6,192	7,291
	BAT Capital Corp.	3.557%	8/15/27	26,134	29,097
	BAT Capital Corp.	2.259%	3/25/28	16,200	16,779
	BAT Capital Corp.	3.462%	9/6/29	11,718	12,845
	BAT Capital Corp.	4.906%	4/2/30	11,766	14,187
	BAT International Finance plc	1.668%	3/25/26	14,750	15,076
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,416	7,127
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,600	5,253
	Campbell Soup Co.	4.150%	3/15/28	7,835	9,189
	Campbell Soup Co.	2.375%	4/24/30	6,815	7,147
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,736
	Clorox Co.	3.100%	10/1/27	5,950	6,662
	Clorox Co.	3.900%	5/15/28	2,700	3,168
	Clorox Co.	1.800%	5/15/30	4,100	4,204
	Coca-Cola Co.	2.550%	6/1/26	2,750	3,005
	Coca-Cola Co.	2.250%	9/1/26	13,790	14,951
	Coca-Cola Co.	3.375%	3/25/27	13,225	15,132
	Coca-Cola Co.	2.900%	5/25/27	2,500	2,783
51

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	1.450%	6/1/27	7,750	7,968
	Coca-Cola Co.	1.000%	3/15/28	13,960	14,002
	Coca-Cola Co.	2.125%	9/6/29	11,276	12,044
	Coca-Cola Co.	3.450%	3/25/30	9,775	11,460
	Coca-Cola Co.	1.650%	6/1/30	6,196	6,348
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	11,050	11,961
	Conagra Brands Inc.	1.375%	11/1/27	9,075	9,138
	Conagra Brands Inc.	4.850%	11/1/28	11,458	14,217
	Constellation Brands Inc.	3.700%	12/6/26	7,244	8,278
	Constellation Brands Inc.	3.500%	5/9/27	9,033	10,212
	Constellation Brands Inc.	3.600%	2/15/28	3,809	4,344
	Constellation Brands Inc.	4.650%	11/15/28	5,205	6,301
	Constellation Brands Inc.	3.150%	8/1/29	12,255	13,612
	Constellation Brands Inc.	2.875%	5/1/30	540	591
	Costco Wholesale Corp.	3.000%	5/18/27	11,768	13,192
	Costco Wholesale Corp.	1.375%	6/20/27	4,725	4,866
	Costco Wholesale Corp.	1.600%	4/20/30	25,225	25,808
	Diageo Capital plc	3.875%	5/18/28	4,078	4,755
	Diageo Capital plc	2.375%	10/24/29	8,300	8,920
	Diageo Capital plc	2.000%	4/29/30	10,825	11,249
	Dollar General Corp.	3.875%	4/15/27	8,601	9,937
	Dollar General Corp.	4.125%	5/1/28	3,700	4,369
	Dollar General Corp.	3.500%	4/3/30	11,595	13,321
	Dollar Tree Inc.	4.200%	5/15/28	11,475	13,571
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,450	3,876
	Estee Lauder Cos. Inc.	2.375%	12/1/29	5,391	5,827
	Estee Lauder Cos. Inc.	2.600%	4/15/30	7,625	8,368
	Flowers Foods Inc.	3.500%	10/1/26	1,650	1,840
	General Mills Inc.	3.200%	2/10/27	7,825	8,767
	General Mills Inc.	4.200%	4/17/28	15,103	18,085
	General Mills Inc.	2.875%	4/15/30	8,720	9,666
	Hershey Co.	2.300%	8/15/26	7,148	7,734
	Hershey Co.	2.450%	11/15/29	4,165	4,545
	Hershey Co.	1.700%	6/1/30	5,560	5,699
	Hormel Foods Corp.	1.800%	6/11/30	5,309	5,482
	Ingredion Inc.	3.200%	10/1/26	4,380	4,865
	Ingredion Inc.	2.900%	6/1/30	5,666	6,221
	J M Smucker Co.	3.375%	12/15/27	2,049	2,307
	J M Smucker Co.	2.375%	3/15/30	6,055	6,400
	Kellogg Co.	3.250%	4/1/26	3,300	3,702
	Kellogg Co.	3.400%	11/15/27	5,820	6,604
	Kellogg Co.	4.300%	5/15/28	5,725	6,824
	Kellogg Co.	2.100%	6/1/30	6,200	6,489
	Keurig Dr Pepper Inc.	2.550%	9/15/26	4,450	4,848
	Keurig Dr Pepper Inc.	3.430%	6/15/27	3,525	3,999
	Keurig Dr Pepper Inc.	4.597%	5/25/28	17,175	20,835
	Keurig Dr Pepper Inc.	3.200%	5/1/30	10,450	11,826
	Kimberly-Clark Corp.	2.750%	2/15/26	5,337	5,916
	Kimberly-Clark Corp.	1.050%	9/15/27	5,200	5,252
	Kimberly-Clark Corp.	3.950%	11/1/28	4,840	5,813
	Kimberly-Clark Corp.	3.200%	4/25/29	5,700	6,559
	Kimberly-Clark Corp.	3.100%	3/26/30	6,105	7,010
	Kroger Co.	3.500%	2/1/26	4,987	5,593
	Kroger Co.	2.650%	10/15/26	7,214	7,887
	Kroger Co.	3.700%	8/1/27	5,095	5,856
	Kroger Co.	4.500%	1/15/29	3,039	3,725
[2]	Kroger Co.	7.700%	6/1/29	1,000	1,403
	Kroger Co.	2.200%	5/1/30	6,518	6,817
	McCormick & Co. Inc.	3.400%	8/15/27	9,525	10,695
	McCormick & Co. Inc.	2.500%	4/15/30	6,850	7,330
	Molson Coors Beverage Co.	3.000%	7/15/26	17,672	19,376
52

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mondelez International Inc.	2.750%	4/13/30	15,725	17,248
	PepsiCo Inc.	2.850%	2/24/26	7,808	8,624
	PepsiCo Inc.	2.375%	10/6/26	12,255	13,324
	PepsiCo Inc.	2.625%	3/19/27	6,250	6,873
	PepsiCo Inc.	3.000%	10/15/27	12,027	13,548
	PepsiCo Inc.	2.625%	7/29/29	15,425	16,977
	PepsiCo Inc.	2.750%	3/19/30	15,315	17,058
	PepsiCo Inc.	1.625%	5/1/30	11,875	12,157
	Philip Morris International Inc.	2.750%	2/25/26	9,452	10,315
	Philip Morris International Inc.	0.875%	5/1/26	4,100	4,116
	Philip Morris International Inc.	3.125%	8/17/27	3,110	3,474
	Philip Morris International Inc.	3.125%	3/2/28	4,425	4,942
	Philip Morris International Inc.	3.375%	8/15/29	5,392	6,159
	Philip Morris International Inc.	2.100%	5/1/30	8,475	8,784
	Philip Morris International Inc.	1.750%	11/1/30	500	506
	Procter & Gamble Co.	2.700%	2/2/26	8,850	9,806
	Procter & Gamble Co.	2.450%	11/3/26	11,275	12,426
	Procter & Gamble Co.	2.800%	3/25/27	9,892	10,996
	Procter & Gamble Co.	3.000%	3/25/30	15,300	17,544
	Procter & Gamble Co.	1.200%	10/29/30	11,825	11,768
	Sysco Corp.	3.300%	7/15/26	8,660	9,606
	Sysco Corp.	3.250%	7/15/27	8,475	9,432
	Sysco Corp.	2.400%	2/15/30	5,975	6,200
	Sysco Corp.	5.950%	4/1/30	9,549	12,541
	Target Corp.	2.500%	4/15/26	9,112	10,038
	Target Corp.	3.375%	4/15/29	5,758	6,730
	Target Corp.	2.350%	2/15/30	4,485	4,878
	Tyson Foods Inc.	4.000%	3/1/26	8,574	9,851
	Tyson Foods Inc.	3.550%	6/2/27	14,224	16,190
	Tyson Foods Inc.	4.350%	3/1/29	18,561	22,469
	Unilever Capital Corp.	2.000%	7/28/26	9,150	9,765
	Unilever Capital Corp.	2.900%	5/5/27	6,895	7,668
	Unilever Capital Corp.	3.500%	3/22/28	7,700	8,938
	Unilever Capital Corp.	2.125%	9/6/29	12,359	13,187
	Unilever Capital Corp.	1.375%	9/14/30	4,500	4,510
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,785	15,267
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,050	4,393
	Walmart Inc.	3.050%	7/8/26	14,475	16,254
	Walmart Inc.	3.700%	6/26/28	21,248	24,973
	Walmart Inc.	3.250%	7/8/29	22,500	26,042
	Walmart Inc.	2.375%	9/24/29	11,000	11,990
	Walmart Inc.	7.550%	2/15/30	450	688
					1,377,510
Energy (3.18%)
	Baker Hughes a GE Co. LLC	3.337%	12/15/27	8,741	9,789
	Baker Hughes a GE Co. LLC	3.138%	11/7/29	5,000	5,471
	Baker Hughes a GE Co. LLC	4.486%	5/1/30	7,550	9,099
	Boardwalk Pipelines LP	5.950%	6/1/26	7,981	9,417
	Boardwalk Pipelines LP	4.450%	7/15/27	2,715	3,038
	Boardwalk Pipelines LP	4.800%	5/3/29	3,035	3,475
	BP Capital Markets America Inc.	3.410%	2/11/26	6,750	7,553
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	8,200	9,068
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	8,642	9,536
	BP Capital Markets America Inc.	3.543%	4/6/27	8,644	9,820
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	7,379	8,381
	BP Capital Markets America Inc.	3.937%	9/21/28	10,300	12,100
	BP Capital Markets America Inc.	4.234%	11/6/28	19,658	23,430
	BP Capital Markets America Inc.	3.633%	4/6/30	11,375	13,218
	BP Capital Markets America Inc.	1.749%	8/10/30	4,700	4,708
	BP Capital Markets plc	3.279%	9/19/27	13,764	15,481
53

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets plc	3.723%	11/28/28	7,200	8,334
	Canadian Natural Resources Ltd.	3.850%	6/1/27	13,615	15,266
	Canadian Natural Resources Ltd.	2.950%	7/15/30	5,816	6,162
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	16,799	19,823
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	9,850	10,978
	Chevron Corp.	2.954%	5/16/26	11,055	12,286
	Chevron Corp.	1.995%	5/11/27	6,075	6,424
	Chevron Corp.	2.236%	5/11/30	21,000	22,426
	Chevron USA Inc.	1.018%	8/12/27	5,550	5,553
	Cimarex Energy Co.	3.900%	5/15/27	6,616	7,245
	Cimarex Energy Co.	4.375%	3/15/29	4,750	5,403
	Concho Resources Inc.	3.750%	10/1/27	9,550	10,803
	Concho Resources Inc.	4.300%	8/15/28	16,845	19,898
	ConocoPhillips Co.	4.950%	3/15/26	7,149	8,582
	ConocoPhillips Co.	6.950%	4/15/29	10,664	14,881
	Diamondback Energy Inc.	3.250%	12/1/26	14,700	15,711
	Diamondback Energy Inc.	3.500%	12/1/29	10,953	11,665
	Enable Midstream Partners LP	4.400%	3/15/27	6,232	6,243
	Enable Midstream Partners LP	4.950%	5/15/28	9,050	9,250
	Enable Midstream Partners LP	4.150%	9/15/29	3,363	3,331
	Enbridge Inc.	4.250%	12/1/26	9,345	10,876
	Enbridge Inc.	3.700%	7/15/27	4,820	5,478
	Enbridge Inc.	3.125%	11/15/29	5,925	6,503
	Energy Transfer Operating LP	4.750%	1/15/26	5,102	5,657
	Energy Transfer Operating LP	4.200%	4/15/27	4,100	4,505
	Energy Transfer Operating LP	5.500%	6/1/27	8,820	10,330
	Energy Transfer Operating LP	4.950%	6/15/28	15,950	18,422
	Energy Transfer Operating LP	5.250%	4/15/29	13,432	15,598
	Energy Transfer Operating LP	3.750%	5/15/30	10,000	10,813
[2,4]	Eni SpA	4.250%	5/9/29	3,000	3,523
	Enterprise Products Operating LLC	3.700%	2/15/26	5,767	6,519
	Enterprise Products Operating LLC	3.950%	2/15/27	300	337
	Enterprise Products Operating LLC	4.150%	10/16/28	9,350	11,049
	Enterprise Products Operating LLC	3.125%	7/31/29	20,917	23,150
	Enterprise Products Operating LLC	2.800%	1/31/30	8,175	8,868
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	4,650	4,714
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	10,300	10,197
	EOG Resources Inc.	4.150%	1/15/26	3,765	4,316
	EOG Resources Inc.	4.375%	4/15/30	9,690	11,789
	Exxon Mobil Corp.	3.043%	3/1/26	19,127	21,160
	Exxon Mobil Corp.	2.275%	8/16/26	18,841	20,286
	Exxon Mobil Corp.	3.294%	3/19/27	1,175	1,339
	Exxon Mobil Corp.	2.440%	8/16/29	8,258	8,828
	Exxon Mobil Corp.	3.482%	3/19/30	25,370	29,359
	Exxon Mobil Corp.	2.610%	10/15/30	8,440	9,211
	Halliburton Co.	2.920%	3/1/30	11,086	11,723
	Hess Corp.	4.300%	4/1/27	14,189	15,714
	Hess Corp.	7.875%	10/1/29	125	164
	HollyFrontier Corp.	5.875%	4/1/26	8,400	9,167
	HollyFrontier Corp.	4.500%	10/1/30	3,000	3,169
	Husky Energy Inc.	4.400%	4/15/29	6,275	6,918
	Kinder Morgan Inc.	4.300%	3/1/28	19,475	22,810
	Magellan Midstream Partners LP	5.000%	3/1/26	5,400	6,447
	Magellan Midstream Partners LP	3.250%	6/1/30	5,161	5,784
	Marathon Oil Corp.	4.400%	7/15/27	7,745	8,568
	Marathon Petroleum Corp.	5.125%	12/15/26	5,855	6,953
	Marathon Petroleum Corp.	3.800%	4/1/28	7,065	7,860
	MPLX LP	1.750%	3/1/26	12,929	13,349
	MPLX LP	4.125%	3/1/27	10,672	12,273
	MPLX LP	4.250%	12/1/27	9,918	11,554
	MPLX LP	4.000%	3/15/28	9,770	11,126
54

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.800%	2/15/29	6,575	7,915
	MPLX LP	2.650%	8/15/30	14,350	14,996
	National Oilwell Varco Inc.	3.600%	12/1/29	975	1,018
	Noble Energy Inc.	3.850%	1/15/28	6,250	7,234
	Noble Energy Inc.	3.250%	10/15/29	4,950	5,631
	ONEOK Inc.	5.850%	1/15/26	1,650	1,977
	ONEOK Inc.	4.000%	7/13/27	3,700	4,107
	ONEOK Inc.	4.550%	7/15/28	7,078	8,074
	ONEOK Inc.	4.350%	3/15/29	6,480	7,298
	ONEOK Inc.	3.400%	9/1/29	17,474	18,572
	ONEOK Inc.	3.100%	3/15/30	3,300	3,511
	Phillips 66	1.300%	2/15/26	4,000	4,066
	Phillips 66	3.900%	3/15/28	3,729	4,280
	Phillips 66	2.150%	12/15/30	5,000	5,069
	Phillips 66 Partners LP	3.550%	10/1/26	6,325	6,929
	Phillips 66 Partners LP	3.750%	3/1/28	4,618	4,983
	Phillips 66 Partners LP	3.150%	12/15/29	4,125	4,298
	Pioneer Natural Resources Co.	4.450%	1/15/26	4,450	5,173
	Pioneer Natural Resources Co.	1.900%	8/15/30	8,100	8,025
	Plains All American Pipeline LP	4.500%	12/15/26	10,714	11,998
	Plains All American Pipeline LP	3.550%	12/15/29	11,525	12,050
	Plains All American Pipeline LP	3.800%	9/15/30	4,075	4,353
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,868	13,138
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	13,647	16,086
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	13,316	15,280
[2,4]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	19,450	23,048
	Schlumberger Investment SA	2.650%	6/26/30	12,230	13,059
	Shell International Finance BV	2.875%	5/10/26	6,572	7,260
	Shell International Finance BV	2.500%	9/12/26	18,086	19,831
	Shell International Finance BV	3.875%	11/13/28	4,616	5,467
	Shell International Finance BV	2.375%	11/7/29	20,975	22,469
	Shell International Finance BV	2.750%	4/6/30	16,800	18,476
	Spectra Energy Partners LP	3.375%	10/15/26	7,642	8,501
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	7,724	8,448
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	5,275	5,756
	TC PipeLines LP	3.900%	5/25/27	6,670	7,498
	Tosco Corp.	8.125%	2/15/30	2,469	3,631
	Total Capital International SA	3.455%	2/19/29	8,675	10,023
	Total Capital International SA	2.829%	1/10/30	16,168	18,055
	Total Capital SA	3.883%	10/11/28	8,127	9,610
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,325	7,494
	TransCanada PipeLines Ltd.	4.250%	5/15/28	12,550	14,743
	TransCanada PipeLines Ltd.	4.100%	4/15/30	18,100	21,209
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	8,985	11,759
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,423	3,945
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	9,725	10,849
	Valero Energy Corp.	3.400%	9/15/26	13,328	14,575
	Valero Energy Corp.	2.150%	9/15/27	3,150	3,207
	Valero Energy Corp.	4.350%	6/1/28	10,673	12,120
	Valero Energy Corp.	4.000%	4/1/29	8,250	9,248
	Valero Energy Partners LP	4.375%	12/15/26	5,150	5,961
	Valero Energy Partners LP	4.500%	3/15/28	4,625	5,280
	Williams Cos. Inc.	3.750%	6/15/27	10,946	12,446
	Williams Cos. Inc.	3.500%	11/15/30	9,600	10,840
					1,311,123
Financials (16.55%)
[2]	Aegon NV	5.500%	4/11/48	7,045	7,952
	AerCap Ireland Capital DAC	4.450%	4/3/26	6,255	7,014
	AerCap Ireland Capital DAC	3.650%	7/21/27	11,673	12,689
	AerCap Ireland Capital DAC	4.625%	10/15/27	3,625	4,128
55

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	3.875%	1/23/28	6,785	7,305
	Affiliated Managers Group Inc.	3.300%	6/15/30	5,962	6,507
	Aflac Inc.	2.875%	10/15/26	2,075	2,293
	Aflac Inc.	3.600%	4/1/30	13,936	16,348
	Air Lease Corp.	3.250%	3/1/25	1,919	2,044
[2]	Air Lease Corp.	2.875%	1/15/26	7,775	8,207
[2]	Air Lease Corp.	3.750%	6/1/26	5,160	5,648
	Air Lease Corp.	3.625%	4/1/27	7,625	8,172
	Air Lease Corp.	3.625%	12/1/27	5,900	6,342
	Air Lease Corp.	4.625%	10/1/28	2,775	3,170
	Air Lease Corp.	3.250%	10/1/29	7,175	7,537
[2]	Air Lease Corp.	3.000%	2/1/30	6,308	6,508
	Air Lease Corp.	3.125%	12/1/30	6,900	7,153
	Aircastle Ltd.	4.250%	6/15/26	6,030	6,369
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,600	3,016
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	5,229	6,019
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	325	373
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,425	6,292
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,216	1,487
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	2,743	2,991
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	620
	Alleghany Corp.	3.625%	5/15/30	4,810	5,435
	Allstate Corp.	3.280%	12/15/26	4,755	5,433
	Allstate Corp.	1.450%	12/15/30	4,500	4,477
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	5,905	6,431
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	1,280	1,403
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,081	4,257
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,035	5,690
	American Express Co.	4.200%	11/6/25	335	389
	American Express Co.	3.125%	5/20/26	7,386	8,280
[2]	American Express Credit Corp.	3.300%	5/3/27	15,970	18,181
	American Financial Group Inc.	3.500%	8/15/26	3,325	3,649
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,787
	American Homes 4 Rent LP	4.250%	2/15/28	4,875	5,599
	American Homes 4 Rent LP	4.900%	2/15/29	3,375	4,076
	American International Group Inc.	3.900%	4/1/26	12,251	13,967
	American International Group Inc.	4.200%	4/1/28	9,270	10,972
	American International Group Inc.	4.250%	3/15/29	5,060	6,068
	American International Group Inc.	3.400%	6/30/30	15,694	17,912
[2]	American International Group Inc.	5.750%	4/1/48	5,540	6,432
	American Tower Corp.	4.400%	2/15/26	3,672	4,243
	American Tower Corp.	3.375%	10/15/26	9,659	10,841
	American Tower Corp.	3.125%	1/15/27	9,684	10,622
	American Tower Corp.	3.550%	7/15/27	7,200	8,133
	American Tower Corp.	3.600%	1/15/28	6,875	7,811
	American Tower Corp.	1.500%	1/31/28	1,000	1,005
	American Tower Corp.	3.950%	3/15/29	7,350	8,522
	American Tower Corp.	3.800%	8/15/29	13,417	15,546
	American Tower Corp.	2.900%	1/15/30	10,466	11,377
	American Tower Corp.	2.100%	6/15/30	6,000	6,144
	American Tower Corp.	1.875%	10/15/30	5,850	5,892
	Ameriprise Financial Inc.	2.875%	9/15/26	5,200	5,759
	Aon Corp.	4.500%	12/15/28	3,551	4,282
	Aon Corp.	3.750%	5/2/29	7,605	8,866
	Aon Corp.	2.800%	5/15/30	6,887	7,515
	Arch Capital Finance LLC	4.011%	12/15/26	4,440	5,143
	Ares Capital Corp.	3.250%	7/15/25	151	160
	Ares Capital Corp.	3.875%	1/15/26	4,570	4,942
56

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Assurant Inc.	4.900%	3/27/28	3,600	4,183
	Assurant Inc.	3.700%	2/22/30	1,350	1,488
	Athene Holding Ltd.	4.125%	1/12/28	8,400	9,362
	Athene Holding Ltd.	6.150%	4/3/30	5,400	6,707
[2]	AvalonBay Communities Inc.	2.950%	5/11/26	6,413	7,086
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,835	4,299
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	1,800	2,007
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	5,020	5,702
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	4,850	5,140
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,350	3,727
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,295	3,452
	AXIS Specialty Finance plc	4.000%	12/6/27	3,005	3,325
	Banco Santander SA	5.179%	11/19/25	192	224
	Banco Santander SA	4.250%	4/11/27	13,469	15,516
	Banco Santander SA	3.800%	2/23/28	8,200	9,286
	Banco Santander SA	4.379%	4/12/28	8,050	9,365
	Banco Santander SA	3.306%	6/27/29	6,791	7,592
	Banco Santander SA	3.490%	5/28/30	16,525	18,540
	Banco Santander SA	2.749%	12/3/30	6,500	6,689
[2]	Bank of America Corp.	3.093%	10/1/25	14,825	16,023
[2]	Bank of America Corp.	4.450%	3/3/26	9,384	10,924
[2]	Bank of America Corp.	3.500%	4/19/26	28,946	32,788
[2]	Bank of America Corp.	4.250%	10/22/26	19,308	22,434
[2]	Bank of America Corp.	3.559%	4/23/27	8,675	9,770
[2]	Bank of America Corp.	3.248%	10/21/27	30,204	33,790
[2]	Bank of America Corp.	4.183%	11/25/27	23,049	26,667
[2]	Bank of America Corp.	3.824%	1/20/28	30,008	34,354
[2]	Bank of America Corp.	3.705%	4/24/28	15,791	17,905
[2]	Bank of America Corp.	3.593%	7/21/28	29,995	33,873
[2]	Bank of America Corp.	3.419%	12/20/28	64,691	72,982
[2]	Bank of America Corp.	3.970%	3/5/29	21,625	25,191
[2]	Bank of America Corp.	4.271%	7/23/29	46,100	54,837
[2]	Bank of America Corp.	3.974%	2/7/30	16,842	19,754
[2]	Bank of America Corp.	3.194%	7/23/30	4,750	5,298
[2]	Bank of America Corp.	2.884%	10/22/30	11,781	12,867
[2]	Bank of America Corp.	2.496%	2/13/31	53,420	56,682
[2]	Bank of America Corp.	2.592%	4/29/31	17,200	18,446
[2]	Bank of America Corp.	1.898%	7/23/31	31,000	31,212
[2]	Bank of America Corp.	1.922%	10/24/31	15,400	15,546
[2]	Bank of Montreal	3.803%	12/15/32	9,155	10,334
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	7,136	7,871
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	10,805	11,727
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	9,984	11,301
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	10,800	12,314
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,800	8,878
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	352	421
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	10,186	11,606
	Bank of Nova Scotia	2.700%	8/3/26	20,260	22,237
	BankUnited Inc.	5.125%	6/11/30	4,600	5,374
	Barclays plc	3.650%	3/16/25	187	206
	Barclays plc	4.375%	1/12/26	25,279	28,965
	Barclays plc	5.200%	5/12/26	17,760	20,636
	Barclays plc	4.337%	1/10/28	8,050	9,227
	Barclays plc	4.836%	5/9/28	18,758	21,698
[2]	Barclays plc	4.972%	5/16/29	13,753	16,369
[2]	Barclays plc	5.088%	6/20/30	9,000	10,778
	Barclays plc	2.645%	6/24/31	10,658	11,068
	Barclays plc	3.564%	9/23/35	17,541	18,896
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	7,250	7,611
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,150	4,200
	Berkshire Hathaway Inc.	3.125%	3/15/26	26,642	29,770
57

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BGC Partners Inc.	4.375%	12/15/25	2,500	2,630
	BlackRock Inc.	3.200%	3/15/27	2,292	2,587
	BlackRock Inc.	3.250%	4/30/29	10,675	12,232
	BlackRock Inc.	2.400%	4/30/30	7,020	7,652
[2,4]	Blackstone Secured Lending Fund	3.625%	1/15/26	5,500	5,641
	Boston Properties LP	3.650%	2/1/26	6,033	6,839
	Boston Properties LP	2.750%	10/1/26	12,197	13,264
	Boston Properties LP	4.500%	12/1/28	7,726	9,266
	Boston Properties LP	3.400%	6/21/29	8,434	9,394
	Boston Properties LP	2.900%	3/15/30	1,100	1,170
[2]	BPCE SA	3.375%	12/2/26	3,500	3,949
	Brandywine Operating Partnership LP	3.950%	11/15/27	8,325	8,899
	Brandywine Operating Partnership LP	4.550%	10/1/29	2,600	2,897
	Brighthouse Financial Inc.	3.700%	6/22/27	3,851	4,169
	Brighthouse Financial Inc.	5.625%	5/15/30	10,050	12,374
	Brixmor Operating Partnership LP	4.125%	6/15/26	6,450	7,306
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,575	3,970
	Brixmor Operating Partnership LP	4.125%	5/15/29	9,490	10,881
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,151	8,201
	Brookfield Finance Inc.	4.250%	6/2/26	2,700	3,134
	Brookfield Finance Inc.	3.900%	1/25/28	6,150	7,036
	Brookfield Finance Inc.	4.850%	3/29/29	8,525	10,407
	Brookfield Finance Inc.	4.350%	4/15/30	8,312	9,946
	Brown & Brown Inc.	4.500%	3/15/29	3,075	3,638
	Camden Property Trust	4.100%	10/15/28	4,300	5,106
	Camden Property Trust	3.150%	7/1/29	13,206	14,852
	Camden Property Trust	2.800%	5/15/30	3,313	3,659
	Capital One Financial Corp.	3.750%	7/28/26	16,046	18,104
	Capital One Financial Corp.	3.750%	3/9/27	15,474	17,562
	Capital One Financial Corp.	3.650%	5/11/27	8,075	9,235
	Capital One Financial Corp.	3.800%	1/31/28	17,328	20,021
	Cboe Global Markets Inc.	3.650%	1/12/27	5,838	6,666
	Cboe Global Markets Inc.	1.625%	12/15/30	4,700	4,749
	CBRE Services Inc.	4.875%	3/1/26	5,510	6,502
	Charles Schwab Corp.	3.450%	2/13/26	4,955	5,598
	Charles Schwab Corp.	0.900%	3/11/26	2,000	2,024
	Charles Schwab Corp.	3.200%	3/2/27	3,300	3,676
	Charles Schwab Corp.	3.200%	1/25/28	6,568	7,419
	Charles Schwab Corp.	4.000%	2/1/29	8,114	9,651
	Charles Schwab Corp.	3.250%	5/22/29	6,291	7,209
	Charles Schwab Corp.	4.625%	3/22/30	1,300	1,627
	Chubb INA Holdings Inc.	3.350%	5/3/26	16,616	18,728
	Chubb INA Holdings Inc.	1.375%	9/15/30	15,100	15,037
	CI Financial Corp.	3.200%	12/17/30	10,000	10,187
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	3,225	4,251
	Citigroup Inc.	3.700%	1/12/26	21,660	24,565
	Citigroup Inc.	4.600%	3/9/26	14,198	16,616
	Citigroup Inc.	3.400%	5/1/26	8,130	9,157
	Citigroup Inc.	3.200%	10/21/26	39,616	44,162
	Citigroup Inc.	4.300%	11/20/26	8,199	9,561
	Citigroup Inc.	4.450%	9/29/27	40,667	47,718
[2]	Citigroup Inc.	3.887%	1/10/28	33,329	38,002
	Citigroup Inc.	6.625%	1/15/28	875	1,146
[2]	Citigroup Inc.	3.668%	7/24/28	31,242	35,466
	Citigroup Inc.	4.125%	7/25/28	6,070	7,048
[2]	Citigroup Inc.	3.520%	10/27/28	23,056	25,985
[2]	Citigroup Inc.	4.075%	4/23/29	6,201	7,254
[2]	Citigroup Inc.	3.980%	3/20/30	26,200	30,718
[2]	Citigroup Inc.	2.976%	11/5/30	13,600	14,867
[2]	Citigroup Inc.	2.666%	1/29/31	16,396	17,490
[2]	Citigroup Inc.	4.412%	3/31/31	51,293	62,174
58

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Inc.	2.572%	6/3/31	20,800	22,128
[2]	Citizens Bank NA	3.750%	2/18/26	10,608	12,014
	Citizens Financial Group Inc.	2.850%	7/27/26	4,955	5,514
	Citizens Financial Group Inc.	2.500%	2/6/30	2,528	2,686
	Citizens Financial Group Inc.	3.250%	4/30/30	4,225	4,769
	CME Group Inc.	3.750%	6/15/28	4,600	5,458
	CNA Financial Corp.	4.500%	3/1/26	3,775	4,421
	CNA Financial Corp.	3.450%	8/15/27	4,083	4,617
	CNA Financial Corp.	3.900%	5/1/29	5,223	6,189
	CNA Financial Corp.	2.050%	8/15/30	4,500	4,630
	CNO Financial Group Inc.	5.250%	5/30/29	4,550	5,454
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	4,075	4,258
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,615	13,104
	Corporate Office Properties LP	2.250%	3/15/26	3,500	3,637
	Credit Suisse Group AG	4.550%	4/17/26	12,860	15,000
	Crown Castle International Corp.	4.450%	2/15/26	8,113	9,372
	Crown Castle International Corp.	3.700%	6/15/26	7,030	7,923
	Crown Castle International Corp.	4.000%	3/1/27	6,385	7,325
	Crown Castle International Corp.	3.650%	9/1/27	5,584	6,296
	Crown Castle International Corp.	3.800%	2/15/28	11,881	13,606
	Crown Castle International Corp.	4.300%	2/15/29	975	1,152
	Crown Castle International Corp.	3.100%	11/15/29	5,375	5,852
	Crown Castle International Corp.	3.300%	7/1/30	8,550	9,549
	CubeSmart LP	3.125%	9/1/26	4,600	5,060
	CubeSmart LP	4.375%	2/15/29	5,878	6,960
	CyrusOne LP	3.450%	11/15/29	6,660	7,158
	CyrusOne LP	2.150%	11/1/30	2,417	2,358
[2]	Deutsche Bank AG	4.100%	1/13/26	3,679	4,095
[2]	Deutsche Bank AG	3.547%	9/18/31	11,900	12,909
	Digital Realty Trust LP	4.750%	10/1/25	202	236
	Digital Realty Trust LP	3.700%	8/15/27	6,354	7,289
	Digital Realty Trust LP	4.450%	7/15/28	6,570	7,883
	Digital Realty Trust LP	3.600%	7/1/29	12,700	14,528
[2]	Discover Bank	4.250%	3/13/26	8,756	10,047
[2]	Discover Bank	3.450%	7/27/26	14,864	16,590
[2]	Discover Bank	4.650%	9/13/28	5,987	7,153
[2]	Discover Bank	2.700%	2/6/30	5,025	5,340
	Discover Financial Services	3.950%	11/6/24	3	3
	Discover Financial Services	4.500%	1/30/26	10,710	12,355
	Discover Financial Services	4.100%	2/9/27	11,914	13,714
	Duke Realty LP	3.250%	6/30/26	1,750	1,930
	Duke Realty LP	3.375%	12/15/27	5,230	5,882
	Duke Realty LP	4.000%	9/15/28	3,155	3,720
	Duke Realty LP	2.875%	11/15/29	3,300	3,644
	Duke Realty LP	1.750%	7/1/30	3,200	3,234
	E*TRADE Financial Corp.	3.800%	8/24/27	4,525	5,181
	E*TRADE Financial Corp.	4.500%	6/20/28	3,035	3,630
	Eaton Vance Corp.	3.500%	4/6/27	3,470	3,858
	Enstar Group Ltd.	4.950%	6/1/29	9,656	11,029
	Equinix Inc.	2.900%	11/18/26	6,450	7,071
	Equinix Inc.	5.375%	5/15/27	11,500	12,478
	Equinix Inc.	1.800%	7/15/27	4,050	4,170
	Equinix Inc.	1.550%	3/15/28	5,650	5,690
	Equinix Inc.	3.200%	11/18/29	12,001	13,215
	Equinix Inc.	2.150%	7/15/30	8,500	8,635
	Equitable Holdings Inc.	7.000%	4/1/28	2,300	2,984
	Equitable Holdings Inc.	4.350%	4/20/28	10,695	12,582
	ERP Operating LP	2.850%	11/1/26	5,575	6,166
	ERP Operating LP	3.250%	8/1/27	2,661	2,976
	ERP Operating LP	3.500%	3/1/28	6,587	7,495
	ERP Operating LP	4.150%	12/1/28	2,125	2,531
59

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ERP Operating LP	3.000%	7/1/29	7,393	8,232
	ERP Operating LP	2.500%	2/15/30	2,930	3,158
	Essex Portfolio LP	3.375%	4/15/26	5,868	6,578
	Essex Portfolio LP	3.625%	5/1/27	1,560	1,756
	Essex Portfolio LP	4.000%	3/1/29	8,055	9,402
	Essex Portfolio LP	3.000%	1/15/30	6,638	7,346
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,884	7,650
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,200	5,811
	Federal Realty Investment Trust	3.250%	7/15/27	3,123	3,408
	Federal Realty Investment Trust	3.200%	6/15/29	4,750	5,158
	Federal Realty Investment Trust	3.500%	6/1/30	5,300	5,877
	Fidelity National Financial Inc.	4.500%	8/15/28	4,399	5,106
	Fidelity National Financial Inc.	3.400%	6/15/30	5,750	6,337
	Fidelity National Information Services Inc.	3.000%	8/15/26	11,719	13,052
[2]	Fidelity National Information Services Inc.	4.250%	5/15/28	2,016	2,388
	Fidelity National Information Services Inc.	3.750%	5/21/29	11,800	13,814
	Fifth Third Bancorp	2.550%	5/5/27	3,950	4,291
	Fifth Third Bancorp	3.950%	3/14/28	9,448	11,079
[2]	Fifth Third Bank NA	3.850%	3/15/26	11,290	12,773
[2]	Fifth Third Bank NA	2.250%	2/1/27	6,925	7,376
	First American Financial Corp.	4.000%	5/15/30	3,065	3,510
	FirstMerit Bank NA	4.270%	11/25/26	1,225	1,401
	Fiserv Inc.	3.200%	7/1/26	19,856	22,237
	Fiserv Inc.	2.250%	6/1/27	8,150	8,677
	Fiserv Inc.	4.200%	10/1/28	11,600	13,770
	Fiserv Inc.	3.500%	7/1/29	27,843	31,774
	Fiserv Inc.	2.650%	6/1/30	9,462	10,209
	Franklin Resources Inc.	1.600%	10/30/30	5,600	5,575
	FS KKR Capital Corp.	3.400%	1/15/26	8,808	8,732
	GATX Corp.	3.250%	9/15/26	2,576	2,861
	GATX Corp.	3.850%	3/30/27	4,225	4,760
	GATX Corp.	3.500%	3/15/28	4,177	4,690
	GATX Corp.	4.550%	11/7/28	1,350	1,624
	GATX Corp.	4.700%	4/1/29	1,500	1,831
	GATX Corp.	4.000%	6/30/30	6,582	7,773
[2,4]	GE Capital Funding LLC	4.050%	5/15/27	10,905	12,359
[2,4]	GE Capital Funding LLC	4.400%	5/15/30	27,010	31,750
	Global Payments Inc.	4.800%	4/1/26	7,595	9,018
	Global Payments Inc.	4.450%	6/1/28	5,650	6,694
	Global Payments Inc.	3.200%	8/15/29	13,071	14,503
	Global Payments Inc.	2.900%	5/15/30	9,701	10,514
	Globe Life Inc.	4.550%	9/15/28	5,546	6,644
	Globe Life Inc.	2.150%	8/15/30	3,075	3,117
	GLP Capital LP	5.375%	4/15/26	8,075	9,266
	GLP Capital LP	5.750%	6/1/28	5,475	6,477
	GLP Capital LP	5.300%	1/15/29	10,168	11,797
	GLP Capital LP	4.000%	1/15/30	100	109
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,000	4,083
	Goldman Sachs Group Inc.	3.750%	2/25/26	16,262	18,354
	Goldman Sachs Group Inc.	3.500%	11/16/26	21,258	23,841
	Goldman Sachs Group Inc.	5.950%	1/15/27	8,647	10,811
	Goldman Sachs Group Inc.	3.850%	1/26/27	31,320	35,737
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	23,825	27,441
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	28,733	33,112
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	24,983	29,522
	Goldman Sachs Group Inc.	2.600%	2/7/30	18,150	19,499
	Goldman Sachs Group Inc.	3.800%	3/15/30	22,625	26,560
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,000	3,513
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,808	2,924
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,110	6,657
	Healthcare Realty Trust Inc.	3.625%	1/15/28	3,256	3,671
60

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Healthcare Realty Trust Inc.	2.400%	3/15/30	4,370	4,506
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,247	7,067
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,450	5,044
	Healthpeak Properties Inc.	3.250%	7/15/26	7,626	8,617
	Healthpeak Properties Inc.	3.500%	7/15/29	6,950	7,850
	Healthpeak Properties Inc.	3.000%	1/15/30	6,945	7,607
	Highwoods Realty LP	3.875%	3/1/27	2,625	2,902
	Highwoods Realty LP	4.125%	3/15/28	4,200	4,742
	Highwoods Realty LP	4.200%	4/15/29	4,318	4,924
	Highwoods Realty LP	3.050%	2/15/30	2,645	2,775
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	7,899	8,083
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	7,863	8,249
	HSBC Holdings plc	4.300%	3/8/26	23,093	26,612
	HSBC Holdings plc	3.900%	5/25/26	23,945	27,325
	HSBC Holdings plc	4.375%	11/23/26	20,246	23,354
	HSBC Holdings plc	1.589%	5/24/27	9,000	9,124
[2]	HSBC Holdings plc	4.041%	3/13/28	20,785	23,590
[2]	HSBC Holdings plc	2.013%	9/22/28	10,300	10,460
[2]	HSBC Holdings plc	4.583%	6/19/29	35,321	41,764
	HSBC Holdings plc	4.950%	3/31/30	27,537	34,208
[2]	HSBC Holdings plc	3.973%	5/22/30	37,687	43,467
[2]	HSBC Holdings plc	2.848%	6/4/31	8,600	9,185
[2]	HSBC Holdings plc	2.357%	8/18/31	14,600	14,994
	Hudson Pacific Properties LP	3.950%	11/1/27	3,916	4,318
	Hudson Pacific Properties LP	4.650%	4/1/29	4,648	5,371
	Hudson Pacific Properties LP	3.250%	1/15/30	3,371	3,580
	Huntington Bancshares Inc.	2.550%	2/4/30	7,989	8,535
	ING Groep NV	3.950%	3/29/27	6,120	7,076
	ING Groep NV	4.550%	10/2/28	10,365	12,585
	ING Groep NV	4.050%	4/9/29	8,750	10,370
	Intercontinental Exchange Inc.	3.100%	9/15/27	8,000	8,928
	Intercontinental Exchange Inc.	3.750%	9/21/28	3,988	4,651
	Intercontinental Exchange Inc.	2.100%	6/15/30	12,712	13,222
	Invesco Finance plc	3.750%	1/15/26	6,900	7,772
	Jefferies Group LLC	4.850%	1/15/27	5,220	6,151
	Jefferies Group LLC	6.450%	6/8/27	1,000	1,262
	Jefferies Group LLC	4.150%	1/23/30	6,711	7,824
	JPMorgan Chase & Co.	3.300%	4/1/26	20,186	22,552
	JPMorgan Chase & Co.	3.200%	6/15/26	21,916	24,542
	JPMorgan Chase & Co.	2.950%	10/1/26	39,740	44,053
	JPMorgan Chase & Co.	7.625%	10/15/26	2,700	3,682
	JPMorgan Chase & Co.	4.125%	12/15/26	26,011	30,171
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	15,668	18,005
	JPMorgan Chase & Co.	8.000%	4/29/27	6,785	9,422
	JPMorgan Chase & Co.	4.250%	10/1/27	9,402	11,085
	JPMorgan Chase & Co.	3.625%	12/1/27	1,283	1,445
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	25,114	28,845
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	15,068	17,088
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	11,733	12,451
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	18,700	21,292
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	30,650	35,756
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	28,391	33,890
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	24,764	30,151
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	39,981	46,096
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	17,921	19,430
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	41,989	51,608
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	18,750	20,031
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	23,675	25,917
	JPMorgan Chase & Co.	1.764%	11/19/31	15,300	15,430
	Kemper Corp.	2.400%	9/30/30	3,650	3,699
[2]	KeyBank NA	3.400%	5/20/26	10,491	11,713
61

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	KeyBank NA	6.950%	2/1/28	500	659
[2]	KeyCorp	2.250%	4/6/27	7,295	7,795
[2]	KeyCorp	4.100%	4/30/28	6,550	7,767
[2]	KeyCorp	2.550%	10/1/29	7,212	7,790
	Kilroy Realty LP	4.750%	12/15/28	2,183	2,570
	Kilroy Realty LP	4.250%	8/15/29	3,299	3,810
	Kilroy Realty LP	3.050%	2/15/30	5,849	6,215
	Kimco Realty Corp.	2.800%	10/1/26	5,070	5,533
	Kimco Realty Corp.	3.800%	4/1/27	2,750	3,118
	Kimco Realty Corp.	1.900%	3/1/28	5,300	5,435
	Kimco Realty Corp.	2.700%	10/1/30	3,000	3,224
	Kite Realty Group LP	4.000%	10/1/26	2,750	2,880
	Lazard Group LLC	3.625%	3/1/27	2,095	2,278
	Lazard Group LLC	4.500%	9/19/28	5,117	6,089
	Lazard Group LLC	4.375%	3/11/29	4,551	5,318
	Legg Mason Inc.	4.750%	3/15/26	5,145	6,116
	Lexington Realty Trust	2.700%	9/15/30	1,100	1,145
	Life Storage LP	3.875%	12/15/27	2,945	3,355
	Life Storage LP	4.000%	6/15/29	4,350	5,062
	Life Storage LP	2.200%	10/15/30	3,100	3,159
	LifeStorage LP	3.500%	7/1/26	6,075	6,866
	Lincoln National Corp.	3.625%	12/12/26	5,458	6,242
	Lincoln National Corp.	3.800%	3/1/28	3,425	3,949
	Lincoln National Corp.	3.050%	1/15/30	7,348	8,182
	Lloyds Banking Group plc	4.650%	3/24/26	4,590	5,269
	Lloyds Banking Group plc	3.750%	1/11/27	10,260	11,626
	Lloyds Banking Group plc	4.375%	3/22/28	15,275	18,061
	Lloyds Banking Group plc	4.550%	8/16/28	7,500	9,028
[2]	Lloyds Banking Group plc	3.574%	11/7/28	15,620	17,507
	Loews Corp.	3.750%	4/1/26	100	114
	Loews Corp.	3.200%	5/15/30	8,368	9,504
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,465	6,170
	Manulife Financial Corp.	4.150%	3/4/26	10,783	12,538
	Manulife Financial Corp.	2.484%	5/19/27	2,303	2,484
[2]	Manulife Financial Corp.	4.061%	2/24/32	6,160	6,693
	Markel Corp.	3.500%	11/1/27	3,200	3,575
	Markel Corp.	3.350%	9/17/29	2,500	2,790
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,185
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	6,202	7,038
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	16,991	20,656
	Mastercard Inc.	2.950%	11/21/26	9,104	10,170
	Mastercard Inc.	3.300%	3/26/27	9,022	10,283
	Mastercard Inc.	3.500%	2/26/28	6,130	7,086
	Mastercard Inc.	2.950%	6/1/29	10,528	11,844
	Mastercard Inc.	3.350%	3/26/30	9,938	11,559
	Mercury General Corp.	4.400%	3/15/27	3,125	3,465
	MetLife Inc.	4.550%	3/23/30	14,013	17,533
	Mid-America Apartments LP	3.600%	6/1/27	8,000	9,041
	Mid-America Apartments LP	4.200%	6/15/28	4,000	4,705
	Mid-America Apartments LP	3.950%	3/15/29	4,780	5,599
	Mid-America Apartments LP	2.750%	3/15/30	845	924
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,987	5,732
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,540	10,431
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	9,469	10,766
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	16,675	18,882
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,700	14,884
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,300	6,314
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	12,188	14,301
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	24,575	27,552
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	7,001	7,526
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	8,725	9,049
62

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	6,190	6,493
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,000	6,587
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,850	3,221
	Mizuho Financial Group Inc.	3.170%	9/11/27	11,500	12,758
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,710	9,010
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,525	6,548
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,100	6,739
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,960	5,377
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	150	160
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	9,550	9,869
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,600	8,731
[2]	Morgan Stanley	3.875%	1/27/26	22,452	25,702
[2]	Morgan Stanley	3.125%	7/27/26	20,265	22,572
[2]	Morgan Stanley	6.250%	8/9/26	5,109	6,501
[2]	Morgan Stanley	4.350%	9/8/26	29,972	35,208
	Morgan Stanley	3.625%	1/20/27	37,190	42,602
	Morgan Stanley	3.950%	4/23/27	16,779	19,263
[2]	Morgan Stanley	3.591%	7/22/28	26,489	30,218
[2]	Morgan Stanley	3.772%	1/24/29	27,673	31,966
[2]	Morgan Stanley	4.431%	1/23/30	31,750	38,616
[2]	Morgan Stanley	2.699%	1/22/31	33,668	36,611
[2]	Morgan Stanley	3.622%	4/1/31	29,975	34,695
	Nasdaq Inc.	3.850%	6/30/26	4,717	5,408
	National Australia Bank Ltd.	3.375%	1/14/26	3,650	4,117
[2]	National Australia Bank Ltd.	2.500%	7/12/26	10,690	11,650
	National Retail Properties Inc.	3.600%	12/15/26	4,030	4,444
	National Retail Properties Inc.	4.300%	10/15/28	5,025	5,818
	National Retail Properties Inc.	2.500%	4/15/30	6,000	6,164
	Natwest Group plc	4.800%	4/5/26	10,896	12,858
[2]	Natwest Group plc	3.073%	5/22/28	16,165	17,424
[2]	Natwest Group plc	4.892%	5/18/29	15,715	18,841
[2]	Natwest Group plc	5.076%	1/27/30	15,100	18,485
[2]	Natwest Group plc	4.445%	5/8/30	10,265	12,176
[2]	Natwest Group plc	3.032%	11/28/35	6,375	6,561
	Nomura Holdings Inc.	3.103%	1/16/30	18,755	20,446
	Nomura Holdings Inc.	2.679%	7/16/30	4,100	4,331
	Northern Trust Corp.	3.650%	8/3/28	6,681	7,840
	Northern Trust Corp.	3.150%	5/3/29	7,450	8,451
	Northern Trust Corp.	1.950%	5/1/30	500	519
[2]	Northern Trust Corp.	3.375%	5/8/32	4,350	4,765
	Old Republic International Corp.	3.875%	8/26/26	4,625	5,313
	Omega Healthcare Investors Inc.	5.250%	1/15/26	8,246	9,429
	Omega Healthcare Investors Inc.	4.500%	4/1/27	5,771	6,490
	Omega Healthcare Investors Inc.	4.750%	1/15/28	6,030	6,873
	Omega Healthcare Investors Inc.	3.625%	10/1/29	7,708	8,209
	ORIX Corp.	3.700%	7/18/27	4,000	4,558
	Owl Rock Capital Corp.	4.250%	1/15/26	4,600	4,845
	Owl Rock Capital Corp.	3.400%	7/15/26	9,150	9,274
	PartnerRe Finance B LLC	3.700%	7/2/29	4,815	5,517
	PartnerRe Finance B LLC	4.500%	10/1/50	4,000	4,180
	PayPal Holdings Inc.	2.650%	10/1/26	11,695	12,817
	PayPal Holdings Inc.	2.850%	10/1/29	9,150	10,157
	PayPal Holdings Inc.	2.300%	6/1/30	9,450	10,107
	Physicians Realty LP	4.300%	3/15/27	4,033	4,438
	Physicians Realty LP	3.950%	1/15/28	3,127	3,389
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,800	2,866
[2]	PNC Bank NA	3.250%	6/1/25	456	506
[2]	PNC Bank NA	4.200%	11/1/25	111	127
[2]	PNC Bank NA	3.100%	10/25/27	7,500	8,386
[2]	PNC Bank NA	3.250%	1/22/28	3,975	4,522
[2]	PNC Bank NA	4.050%	7/26/28	12,325	14,571
63

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	PNC Bank NA	2.700%	10/22/29	13,125	14,302
	PNC Financial Services Group Inc.	2.600%	7/23/26	7,774	8,535
	PNC Financial Services Group Inc.	3.150%	5/19/27	6,864	7,732
	PNC Financial Services Group Inc.	3.450%	4/23/29	15,801	18,222
	PNC Financial Services Group Inc.	2.550%	1/22/30	20,988	22,933
	Principal Financial Group Inc.	3.100%	11/15/26	2,135	2,380
	Principal Financial Group Inc.	3.700%	5/15/29	3,096	3,622
	Principal Financial Group Inc.	2.125%	6/15/30	7,325	7,623
	Progressive Corp.	2.450%	1/15/27	5,590	6,083
	Progressive Corp.	3.200%	3/26/30	7,662	8,825
	Prologis LP	3.750%	11/1/25	71	81
	Prologis LP	3.250%	10/1/26	5,468	6,162
	Prologis LP	2.125%	4/15/27	6,568	7,042
	Prologis LP	3.875%	9/15/28	3,603	4,273
	Prologis LP	4.375%	2/1/29	2,850	3,478
	Prologis LP	2.250%	4/15/30	11,355	12,131
	Prologis LP	1.250%	10/15/30	4,550	4,493
[2]	Prudential Financial Inc.	1.500%	3/10/26	875	906
[2]	Prudential Financial Inc.	3.878%	3/27/28	2,500	2,958
[2]	Prudential Financial Inc.	2.100%	3/10/30	1,800	1,906
[2]	Prudential Financial Inc.	4.500%	9/15/47	6,488	7,121
[2]	Prudential Financial Inc.	5.700%	9/15/48	7,135	8,241
[2]	Prudential Financial Inc.	3.700%	10/1/50	10,100	10,623
	Prudential plc	3.125%	4/14/30	9,018	10,222
	Public Storage	3.094%	9/15/27	5,350	5,979
	Public Storage	3.385%	5/1/29	4,425	5,050
	Raymond James Financial Inc.	3.625%	9/15/26	4,991	5,711
	Raymond James Financial Inc.	4.650%	4/1/30	10,238	12,555
	Realty Income Corp.	0.750%	3/15/26	5,000	4,987
	Realty Income Corp.	4.125%	10/15/26	7,940	9,327
	Realty Income Corp.	3.000%	1/15/27	7,024	7,735
	Realty Income Corp.	3.650%	1/15/28	5,434	6,194
	Realty Income Corp.	3.250%	6/15/29	4,165	4,656
	Regency Centers LP	3.600%	2/1/27	3,925	4,319
	Regency Centers LP	4.125%	3/15/28	2,800	3,195
	Regency Centers LP	2.950%	9/15/29	3,900	4,155
	Regency Centers LP	3.700%	6/15/30	6,125	6,919
	Reinsurance Group of America Inc.	3.950%	9/15/26	3,090	3,537
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,484	7,430
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	5,589
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,977
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,413
	Retail Properties of America Inc.	4.750%	9/15/30	2,000	2,121
[2]	Royal Bank of Canada	4.650%	1/27/26	16,501	19,473
	Sabra Health Care LP	5.125%	8/15/26	3,375	3,763
	Sabra Health Care LP	3.900%	10/15/29	5,130	5,349
	Santander Holdings USA Inc.	3.244%	10/5/26	10,176	11,075
	Santander Holdings USA Inc.	4.400%	7/13/27	10,762	12,256
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	7,400	8,315
	Simon Property Group LP	3.300%	1/15/26	6,967	7,630
	Simon Property Group LP	3.250%	11/30/26	5,830	6,455
	Simon Property Group LP	3.375%	6/15/27	7,281	8,065
	Simon Property Group LP	3.375%	12/1/27	8,520	9,507
	Simon Property Group LP	2.450%	9/13/29	9,106	9,557
	Simon Property Group LP	2.650%	7/15/30	6,125	6,505
	SITE Centers Corp.	4.250%	2/1/26	2,831	3,058
	SITE Centers Corp.	4.700%	6/1/27	5,400	5,858
	Spirit Realty LP	4.450%	9/15/26	100	113
	Spirit Realty LP	3.200%	1/15/27	4,060	4,295
	Spirit Realty LP	4.000%	7/15/29	5,563	6,248
	Spirit Realty LP	3.400%	1/15/30	2,300	2,474
64

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	3.550%	8/18/25	103	116
	State Street Corp.	2.650%	5/19/26	9,700	10,659
[2]	State Street Corp.	4.141%	12/3/29	3,700	4,460
	State Street Corp.	2.400%	1/24/30	12,125	13,174
	State Street Corp.	3.152%	3/30/31	1,200	1,365
[2]	State Street Corp.	3.031%	11/1/34	3,900	4,258
	Stifel Financial Corp.	4.000%	5/15/30	3,365	3,817
	STORE Capital Corp.	4.500%	3/15/28	3,425	3,884
	STORE Capital Corp.	4.625%	3/15/29	1,850	2,135
	STORE Capital Corp.	2.750%	11/18/30	3,200	3,245
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,855	11,219
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	18,834	20,433
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	10,261	11,371
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	17,200	19,299
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,296	12,686
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	200	225
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	6,375	7,256
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,355	8,578
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	2,305	2,760
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	14,509	16,092
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	9,850	10,760
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,750	10,584
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	20,058	21,855
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,214	10,610
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	10,500	10,569
	SVB Financial Group	3.125%	6/5/30	4,560	5,079
	Synchrony Financial	3.700%	8/4/26	8,444	9,322
	Synchrony Financial	3.950%	12/1/27	7,479	8,341
	Synchrony Financial	5.150%	3/19/29	5,560	6,683
	Tanger Properties LP	3.125%	9/1/26	2,760	2,836
	Tanger Properties LP	3.875%	7/15/27	2,071	2,144
	TD Ameritrade Holding Corp.	3.300%	4/1/27	7,592	8,503
	TD Ameritrade Holding Corp.	2.750%	10/1/29	6,050	6,614
[2]	Toronto-Dominion Bank	3.625%	9/15/31	12,660	14,337
	Trinity Acquisition plc	4.400%	3/15/26	5,480	6,384
[2]	Truist Bank	4.050%	11/3/25	624	716
[2]	Truist Bank	3.300%	5/15/26	750	838
[2]	Truist Bank	3.800%	10/30/26	898	1,035
[2]	Truist Bank	2.250%	3/11/30	20,450	21,361
[2]	Truist Financial Corp.	1.200%	8/5/25	218	224
[2]	Truist Financial Corp.	1.125%	8/3/27	8,275	8,325
[2]	Truist Financial Corp.	3.875%	3/19/29	5,200	6,058
[2]	Truist Financial Corp.	1.950%	6/5/30	9,000	9,347
[2]	UDR Inc.	2.950%	9/1/26	5,425	5,953
[2]	UDR Inc.	3.500%	7/1/27	1,560	1,743
[2]	UDR Inc.	3.500%	1/15/28	2,283	2,560
[2]	UDR Inc.	4.400%	1/26/29	3,349	3,986
[2]	UDR Inc.	3.200%	1/15/30	3,240	3,598
	Unum Group	4.000%	6/15/29	4,000	4,498
[2]	US Bancorp	3.950%	11/17/25	194	224
[2]	US Bancorp	3.100%	4/27/26	14,020	15,610
[2]	US Bancorp	2.375%	7/22/26	13,364	14,434
[2]	US Bancorp	3.150%	4/27/27	12,863	14,426
[2]	US Bancorp	3.900%	4/26/28	6,258	7,435
[2]	US Bancorp	3.000%	7/30/29	6,050	6,728
[2]	US Bancorp	1.375%	7/22/30	8,650	8,641
	Ventas Realty LP	4.125%	1/15/26	4,311	4,945
	Ventas Realty LP	3.250%	10/15/26	5,940	6,543
	Ventas Realty LP	3.850%	4/1/27	100	112
	Ventas Realty LP	4.000%	3/1/28	6,150	7,001
	Ventas Realty LP	4.400%	1/15/29	4,446	5,203
65

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventas Realty LP	3.000%	1/15/30	3,786	4,067
	Ventas Realty LP	4.750%	11/15/30	7,895	9,642
	VEREIT Operating Partnership LP	4.625%	11/1/25	63	72
	VEREIT Operating Partnership LP	4.875%	6/1/26	4,998	5,853
	VEREIT Operating Partnership LP	3.950%	8/15/27	7,293	8,240
	VEREIT Operating Partnership LP	3.400%	1/15/28	4,300	4,746
	VEREIT Operating Partnership LP	2.200%	6/15/28	1,000	1,023
	VEREIT Operating Partnership LP	3.100%	12/15/29	9,505	10,243
	Visa Inc.	1.900%	4/15/27	15,335	16,292
	Visa Inc.	0.750%	8/15/27	2,200	2,191
	Visa Inc.	2.750%	9/15/27	9,525	10,591
	Visa Inc.	2.050%	4/15/30	15,125	16,138
	Voya Financial Inc.	3.650%	6/15/26	3,739	4,261
[2]	Voya Financial Inc.	4.700%	1/23/48	4,180	4,347
	Wachovia Corp.	7.574%	8/1/26	1,250	1,633
	Webster Financial Corp.	4.100%	3/25/29	2,500	2,744
	Wells Fargo & Co.	3.000%	4/22/26	40,022	44,043
[2]	Wells Fargo & Co.	4.100%	6/3/26	29,152	33,350
	Wells Fargo & Co.	3.000%	10/23/26	30,563	33,875
[2]	Wells Fargo & Co.	3.196%	6/17/27	25,189	27,849
[2]	Wells Fargo & Co.	4.300%	7/22/27	12,665	14,797
[2]	Wells Fargo & Co.	3.584%	5/22/28	24,527	27,776
[2]	Wells Fargo & Co.	2.393%	6/2/28	14,225	15,122
[2]	Wells Fargo & Co.	4.150%	1/24/29	19,048	22,535
[2]	Wells Fargo & Co.	2.879%	10/30/30	22,818	24,758
[2]	Wells Fargo & Co.	2.572%	2/11/31	21,400	22,580
[2]	Wells Fargo & Co.	4.478%	4/4/31	53,459	65,327
	Welltower Inc.	4.250%	4/1/26	6,958	8,098
	Welltower Inc.	2.700%	2/15/27	6,531	7,177
	Welltower Inc.	4.250%	4/15/28	6,510	7,562
	Welltower Inc.	4.125%	3/15/29	9,458	10,962
	Welltower Inc.	3.100%	1/15/30	5,996	6,521
	Westpac Banking Corp.	2.850%	5/13/26	13,522	14,997
	Westpac Banking Corp.	2.700%	8/19/26	8,510	9,396
	Westpac Banking Corp.	3.350%	3/8/27	6,439	7,307
	Westpac Banking Corp.	3.400%	1/25/28	611	702
	Westpac Banking Corp.	2.650%	1/16/30	3,025	3,389
[2]	Westpac Banking Corp.	2.894%	2/4/30	8,300	8,712
[2]	Westpac Banking Corp.	4.322%	11/23/31	17,200	19,608
	Westpac Banking Corp.	4.110%	7/24/34	13,322	15,100
	Westpac Banking Corp.	2.668%	11/15/35	10,375	10,676
	Weyerhaeuser Co.	4.000%	11/15/29	5,714	6,718
	Weyerhaeuser Co.	4.000%	4/15/30	7,840	9,247
	Willis North America Inc.	4.500%	9/15/28	9,722	11,690
	Willis North America Inc.	2.950%	9/15/29	8,902	9,724
	Wintrust Financial Corp.	4.850%	6/6/29	2,000	2,144
	WP Carey Inc.	4.250%	10/1/26	1,700	1,955
	WP Carey Inc.	3.850%	7/15/29	4,400	5,038
	Zions Bancorp NA	3.250%	10/29/29	4,155	4,372
					6,819,275
Health Care (4.43%)
	Abbott Laboratories	3.750%	11/30/26	18,860	22,058
	Abbott Laboratories	1.150%	1/30/28	7,900	7,999
	Abbott Laboratories	1.400%	6/30/30	4,200	4,256
	AbbVie Inc.	3.200%	5/14/26	23,282	25,838
	AbbVie Inc.	2.950%	11/21/26	38,925	43,012
	AbbVie Inc.	4.250%	11/14/28	17,549	21,014
	AbbVie Inc.	3.200%	11/21/29	52,300	58,718
	Adventist Health System	2.952%	3/1/29	2,250	2,432
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,986
66

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,000	1,034
	Agilent Technologies Inc.	3.050%	9/22/26	2,650	2,927
	Agilent Technologies Inc.	2.750%	9/15/29	4,925	5,367
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	4,487
	AmerisourceBergen Corp.	3.450%	12/15/27	4,708	5,367
	AmerisourceBergen Corp.	2.800%	5/15/30	7,325	7,954
	Amgen Inc.	2.600%	8/19/26	9,351	10,203
	Amgen Inc.	2.200%	2/21/27	17,250	18,408
	Amgen Inc.	3.200%	11/2/27	7,006	7,870
	Amgen Inc.	2.450%	2/21/30	16,325	17,488
	Anthem Inc.	3.650%	12/1/27	20,200	23,273
	Anthem Inc.	4.101%	3/1/28	10,239	12,105
	Anthem Inc.	2.875%	9/15/29	10,658	11,804
	Anthem Inc.	2.250%	5/15/30	10,595	11,172
[2]	Ascension Health	2.532%	11/15/29	5,655	6,161
	AstraZeneca plc	0.700%	4/8/26	14,376	14,287
	AstraZeneca plc	3.125%	6/12/27	8,079	9,015
	AstraZeneca plc	4.000%	1/17/29	12,615	15,028
	AstraZeneca plc	1.375%	8/6/30	10,575	10,438
	Banner Health	2.338%	1/1/30	2,725	2,843
	Banner Health	1.897%	1/1/31	1,750	1,770
	Baxter International Inc.	2.600%	8/15/26	7,417	8,092
[2,4]	Baxter International Inc.	3.950%	4/1/30	4,500	5,359
	Becton Dickinson & Co.	3.700%	6/6/27	20,250	23,184
	Becton Dickinson & Co.	2.823%	5/20/30	1,410	1,549
	Biogen Inc.	2.250%	5/1/30	14,795	15,382
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,514	3,974
	Boston Scientific Corp.	3.750%	3/1/26	11,491	13,040
	Boston Scientific Corp.	4.000%	3/1/29	13,237	15,538
	Boston Scientific Corp.	2.650%	6/1/30	12,835	13,735
	Bristol-Myers Squibb Co.	3.200%	6/15/26	30,167	33,939
	Bristol-Myers Squibb Co.	3.250%	2/27/27	200	226
	Bristol-Myers Squibb Co.	1.125%	11/13/27	9,100	9,116
	Bristol-Myers Squibb Co.	3.450%	11/15/27	10,286	11,805
	Bristol-Myers Squibb Co.	3.900%	2/20/28	20,725	24,453
	Bristol-Myers Squibb Co.	3.400%	7/26/29	35,777	41,266
	Bristol-Myers Squibb Co.	1.450%	11/13/30	11,350	11,273
	Cardinal Health Inc.	3.410%	6/15/27	9,905	11,180
[2]	CHRISTUS Health	4.341%	7/1/28	3,085	3,640
[2]	Cigna Corp.	4.500%	2/25/26	12,721	14,743
[2]	Cigna Corp.	3.400%	3/1/27	15,722	17,650
[2]	Cigna Corp.	3.050%	10/15/27	3,935	4,377
	Cigna Corp.	4.375%	10/15/28	37,775	45,501
	Cigna Corp.	2.400%	3/15/30	16,995	18,035
	CommonSpirit Health	3.347%	10/1/29	7,909	8,691
	CommonSpirit Health	2.782%	10/1/30	2,000	2,115
	CVS Health Corp.	2.875%	6/1/26	20,700	22,736
	CVS Health Corp.	3.000%	8/15/26	5,919	6,531
	CVS Health Corp.	3.625%	4/1/27	4,308	4,912
	CVS Health Corp.	1.300%	8/21/27	16,175	16,291
	CVS Health Corp.	4.300%	3/25/28	70,512	83,869
	CVS Health Corp.	3.250%	8/15/29	25,569	28,797
	CVS Health Corp.	3.750%	4/1/30	10,665	12,410
	CVS Health Corp.	1.750%	8/21/30	13,275	13,281
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,834	7,604
	DH Europe Finance II Sarl	2.600%	11/15/29	4,100	4,465
	Edwards Lifesciences Corp.	4.300%	6/15/28	5,560	6,588
	Eli Lilly & Co.	3.375%	3/15/29	9,507	11,027
	Gilead Sciences Inc.	3.650%	3/1/26	20,512	23,262
	Gilead Sciences Inc.	2.950%	3/1/27	9,732	10,740
	Gilead Sciences Inc.	1.200%	10/1/27	3,100	3,122
67

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	1.650%	10/1/30	10,750	10,764
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	10,775	12,806
	GlaxoSmithKline Capital plc	3.375%	6/1/29	6,670	7,745
	HCA Inc.	5.250%	6/15/26	13,412	15,826
	HCA Inc.	4.500%	2/15/27	11,772	13,685
	HCA Inc.	4.125%	6/15/29	17,515	20,317
	Humana Inc.	3.950%	3/15/27	5,796	6,672
	Humana Inc.	3.125%	8/15/29	5,906	6,523
	Humana Inc.	4.875%	4/1/30	3,200	4,001
	Johnson & Johnson	2.450%	3/1/26	18,185	19,778
	Johnson & Johnson	2.950%	3/3/27	7,742	8,662
	Johnson & Johnson	0.950%	9/1/27	12,800	12,849
	Johnson & Johnson	2.900%	1/15/28	13,715	15,457
	Johnson & Johnson	6.950%	9/1/29	1,850	2,691
	Johnson & Johnson	1.300%	9/1/30	16,000	16,035
	Kaiser Foundation Hospitals	3.150%	5/1/27	5,196	5,857
	Laboratory Corp. of America Holdings	3.600%	9/1/27	4,910	5,604
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,345	5,889
	McKesson Corp.	3.950%	2/16/28	7,349	8,571
	McKesson Corp.	4.750%	5/30/29	3,366	4,140
	Medtronic Global Holdings SCA	3.350%	4/1/27	1,050	1,183
	Merck & Co. Inc.	0.750%	2/24/26	16,516	16,655
	Merck & Co. Inc.	3.400%	3/7/29	15,592	18,125
	Merck & Co. Inc.	1.450%	6/24/30	7,350	7,411
[2]	Mercy Health	4.302%	7/1/28	2,440	2,811
	Mylan Inc.	4.550%	4/15/28	6,475	7,721
	Novartis Capital Corp.	2.000%	2/14/27	8,204	8,743
	Novartis Capital Corp.	3.100%	5/17/27	9,984	11,216
	Novartis Capital Corp.	2.200%	8/14/30	3,450	3,703
	PerkinElmer Inc.	3.300%	9/15/29	7,775	8,744
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	7,865	8,886
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	3,825	4,097
	Pfizer Inc.	2.750%	6/3/26	11,586	12,785
	Pfizer Inc.	3.000%	12/15/26	9,084	10,243
	Pfizer Inc.	3.600%	9/15/28	8,932	10,529
	Pfizer Inc.	3.450%	3/15/29	16,997	19,813
	Pfizer Inc.	2.625%	4/1/30	5,600	6,199
	Pfizer Inc.	1.700%	5/28/30	22,150	22,866
	Pharmacia LLC	6.600%	12/1/28	3,400	4,709
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,375	2,585
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	2,991	3,207
	Quest Diagnostics Inc.	3.450%	6/1/26	9,283	10,463
	Quest Diagnostics Inc.	4.200%	6/30/29	4,250	5,046
	Quest Diagnostics Inc.	2.950%	6/30/30	7,700	8,464
	Quest Diagnostics Inc.	2.800%	6/30/31	1,250	1,370
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	11,464	11,261
[2,4]	Royalty Pharma plc	1.750%	9/2/27	8,366	8,558
[2,4]	Royalty Pharma plc	2.200%	9/2/30	8,275	8,444
[2]	Rush Obligated Group	3.922%	11/15/29	3,000	3,553
	Sanofi	3.625%	6/19/28	9,325	10,874
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	21,954	24,527
	Smith & Nephew plc	2.032%	10/14/30	8,475	8,598
[2]	SSM Health Care Corp.	3.823%	6/1/27	2,900	3,279
[2]	Stanford Health Care	3.310%	8/15/30	2,137	2,426
	Stryker Corp.	3.500%	3/15/26	6,235	7,069
	Stryker Corp.	3.650%	3/7/28	4,775	5,521
	Stryker Corp.	1.950%	6/15/30	7,300	7,499
[2]	Sutter Health	3.695%	8/15/28	3,050	3,442
[2]	Sutter Health	2.294%	8/15/30	6,425	6,690
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	23,995	29,786
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	22,220	22,683
68

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	11,445	12,743
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,793	8,757
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,825	7,466
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	10,680	13,244
[2]	Toledo Hospital	5.325%	11/15/28	2,800	3,245
	UnitedHealth Group Inc.	1.250%	1/15/26	1,808	1,855
	UnitedHealth Group Inc.	3.100%	3/15/26	14,317	16,034
	UnitedHealth Group Inc.	3.450%	1/15/27	3,479	3,978
	UnitedHealth Group Inc.	3.375%	4/15/27	5,815	6,628
	UnitedHealth Group Inc.	2.950%	10/15/27	6,865	7,698
	UnitedHealth Group Inc.	3.850%	6/15/28	12,133	14,387
	UnitedHealth Group Inc.	3.875%	12/15/28	9,686	11,581
	UnitedHealth Group Inc.	2.875%	8/15/29	10,105	11,442
	UnitedHealth Group Inc.	2.000%	5/15/30	9,090	9,633
[2,4]	Universal Health Services Inc.	2.650%	10/15/30	4,405	4,559
	Utah Acquisition Sub Inc.	3.950%	6/15/26	23,502	26,909
[2,4]	Viatris Inc.	2.300%	6/22/27	13,300	14,107
[2,4]	Viatris Inc.	2.700%	6/22/30	19,450	20,509
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,710	5,157
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	10,100	11,405
	Zoetis Inc.	3.000%	9/12/27	10,227	11,424
	Zoetis Inc.	3.900%	8/20/28	8,216	9,672
	Zoetis Inc.	2.000%	5/15/30	3,450	3,567
					1,822,468
Industrials (3.06%)
[2]	3M Co.	2.250%	9/19/26	6,706	7,222
	3M Co.	2.875%	10/15/27	7,850	8,732
[2]	3M Co.	3.625%	9/14/28	6,156	7,174
[2]	3M Co.	3.375%	3/1/29	7,975	9,218
	3M Co.	2.375%	8/26/29	8,862	9,577
	3M Co.	3.050%	4/15/30	3,790	4,296
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,148	4,202
	Allegion plc	3.500%	10/1/29	3,550	3,915
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,502
	Amphenol Corp.	4.350%	6/1/29	2,100	2,567
	Amphenol Corp.	2.800%	2/15/30	11,175	12,252
[2]	BNSF Funding Trust I	6.613%	12/15/55	100	115
	Boeing Co.	2.750%	2/1/26	7,000	7,374
	Boeing Co.	3.100%	5/1/26	5,300	5,673
	Boeing Co.	2.250%	6/15/26	6,408	6,569
	Boeing Co.	2.700%	2/1/27	6,750	7,018
	Boeing Co.	2.800%	3/1/27	3,147	3,252
	Boeing Co.	5.040%	5/1/27	17,395	20,358
	Boeing Co.	3.250%	2/1/28	6,624	7,099
	Boeing Co.	3.250%	3/1/28	3,700	3,913
	Boeing Co.	3.450%	11/1/28	4,036	4,296
	Boeing Co.	3.200%	3/1/29	7,900	8,289
	Boeing Co.	2.950%	2/1/30	7,823	8,028
	Boeing Co.	5.150%	5/1/30	43,367	52,456
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,017	9,071
	Canadian National Railway Co.	2.750%	3/1/26	2,595	2,838
	Canadian National Railway Co.	6.900%	7/15/28	3,250	4,470
	Canadian Pacific Railway Co.	4.000%	6/1/28	5,620	6,577
	Canadian Pacific Railway Co.	2.050%	3/5/30	9,925	10,403
	Carrier Global Corp.	2.493%	2/15/27	10,845	11,675
	Carrier Global Corp.	2.722%	2/15/30	18,400	19,618
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,085	4,447
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,350	4,385
	Caterpillar Inc.	2.600%	9/19/29	3,350	3,692
	Caterpillar Inc.	2.600%	4/9/30	9,730	10,713
69

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,500	6,452
	CNH Industrial Capital LLC	1.875%	1/15/26	5,400	5,656
[2]	CNH Industrial NV	3.850%	11/15/27	4,775	5,381
	CSX Corp.	2.600%	11/1/26	5,950	6,490
	CSX Corp.	3.250%	6/1/27	10,030	11,320
	CSX Corp.	3.800%	3/1/28	8,381	9,738
	CSX Corp.	4.250%	3/15/29	10,850	13,095
	CSX Corp.	2.400%	2/15/30	3,515	3,789
	Cummins Inc.	1.500%	9/1/30	5,323	5,350
	Deere & Co.	5.375%	10/16/29	1,558	2,067
	Deere & Co.	3.100%	4/15/30	3,631	4,142
	Dover Corp.	2.950%	11/4/29	1,750	1,891
	Eaton Corp.	3.103%	9/15/27	6,300	7,036
	Emerson Electric Co.	0.875%	10/15/26	6,800	6,841
	Emerson Electric Co.	1.800%	10/15/27	5,050	5,328
	Emerson Electric Co.	1.950%	10/15/30	2,445	2,570
	FedEx Corp.	3.250%	4/1/26	3,932	4,389
	FedEx Corp.	3.300%	3/15/27	5,200	5,802
	FedEx Corp.	3.400%	2/15/28	7,173	8,160
	FedEx Corp.	4.200%	10/17/28	2,000	2,379
	FedEx Corp.	3.100%	8/5/29	10,800	11,999
	FedEx Corp.	4.250%	5/15/30	6,050	7,345
	Flowserve Corp.	3.500%	10/1/30	3,894	4,137
	Fortive Corp.	3.150%	6/15/26	6,656	7,398
	General Dynamics Corp.	2.125%	8/15/26	6,785	7,265
	General Dynamics Corp.	3.500%	4/1/27	4,525	5,171
	General Dynamics Corp.	2.625%	11/15/27	3,085	3,370
	General Dynamics Corp.	3.750%	5/15/28	8,680	10,140
	General Dynamics Corp.	3.625%	4/1/30	11,258	13,344
	General Electric Co.	3.450%	5/1/27	11,125	12,541
	General Electric Co.	3.625%	5/1/30	12,893	14,672
	Hexcel Corp.	3.950%	2/15/27	4,045	4,372
	Honeywell International Inc.	2.500%	11/1/26	13,068	14,383
	Honeywell International Inc.	2.700%	8/15/29	6,480	7,247
	Honeywell International Inc.	1.950%	6/1/30	17,016	17,953
	Hubbell Inc.	3.350%	3/1/26	3,380	3,702
	Hubbell Inc.	3.150%	8/15/27	2,700	2,865
	Hubbell Inc.	3.500%	2/15/28	3,650	3,994
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,195	4,688
[2,4]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,801	5,675
	IDEX Corp.	3.000%	5/1/30	4,568	5,026
	Illinois Tool Works Inc.	2.650%	11/15/26	6,355	7,009
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,406	10,809
[2]	John Deere Capital Corp.	2.650%	6/10/26	6,473	7,088
[2]	John Deere Capital Corp.	2.250%	9/14/26	8,495	9,163
[2]	John Deere Capital Corp.	1.750%	3/9/27	3,950	4,151
[2]	John Deere Capital Corp.	2.800%	9/8/27	5,200	5,784
[2]	John Deere Capital Corp.	3.050%	1/6/28	3,935	4,406
[2]	John Deere Capital Corp.	3.450%	3/7/29	5,691	6,609
[2]	John Deere Capital Corp.	2.800%	7/18/29	5,389	6,016
[2]	John Deere Capital Corp.	2.450%	1/9/30	7,457	8,126
[2]	Johnson Controls International plc	3.900%	2/14/26	3,161	3,601
	Johnson Controls International plc	1.750%	9/15/30	2,325	2,366
	Kansas City Southern	2.875%	11/15/29	5,300	5,727
	Kennametal Inc.	4.625%	6/15/28	1,989	2,205
	Keysight Technologies Inc.	4.600%	4/6/27	7,225	8,598
	Keysight Technologies Inc.	3.000%	10/30/29	4,000	4,421
	Kirby Corp.	4.200%	3/1/28	5,070	5,588
	L3Harris Technologies Inc.	3.850%	12/15/26	7,112	8,186
	L3Harris Technologies Inc.	4.400%	6/15/28	2,725	3,269
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	12,538	14,997
70

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	2.900%	12/15/29	3,622	4,006
	Lennox International Inc.	1.700%	8/1/27	2,875	2,913
	Lockheed Martin Corp.	3.550%	1/15/26	14,954	16,939
	Lockheed Martin Corp.	1.850%	6/15/30	7,172	7,507
	Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,381
	Norfolk Southern Corp.	2.900%	6/15/26	5,371	5,923
	Norfolk Southern Corp.	7.800%	5/15/27	50	68
	Norfolk Southern Corp.	3.150%	6/1/27	4,085	4,497
	Norfolk Southern Corp.	3.800%	8/1/28	6,208	7,272
	Norfolk Southern Corp.	2.550%	11/1/29	6,169	6,644
	Northrop Grumman Corp.	3.200%	2/1/27	7,425	8,275
	Northrop Grumman Corp.	3.250%	1/15/28	22,491	25,199
	Northrop Grumman Corp.	4.400%	5/1/30	11,284	13,985
	nVent Finance Sarl	4.550%	4/15/28	4,099	4,448
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,650
	Oshkosh Corp.	3.100%	3/1/30	2,050	2,224
	Otis Worldwide Corp.	2.293%	4/5/27	9,667	10,328
	Otis Worldwide Corp.	2.565%	2/15/30	17,975	19,275
	Parker-Hannifin Corp.	3.250%	3/1/27	10,053	11,216
	Parker-Hannifin Corp.	3.250%	6/14/29	11,125	12,566
	Quanta Services Inc.	2.900%	10/1/30	2,000	2,140
	Raytheon Technologies Corp.	3.500%	3/15/27	17,964	20,297
	Raytheon Technologies Corp.	3.125%	5/4/27	16,425	18,343
	Raytheon Technologies Corp.	7.200%	8/15/27	182	244
	Raytheon Technologies Corp.	6.700%	8/1/28	1,300	1,761
	Raytheon Technologies Corp.	4.125%	11/16/28	27,958	33,257
	Raytheon Technologies Corp.	7.500%	9/15/29	5,255	7,609
	Raytheon Technologies Corp.	2.250%	7/1/30	7,661	8,124
	Republic Services Inc.	2.900%	7/1/26	7,180	7,909
	Republic Services Inc.	3.375%	11/15/27	7,566	8,556
	Republic Services Inc.	3.950%	5/15/28	1,036	1,217
	Republic Services Inc.	2.300%	3/1/30	11,853	12,474
	Rockwell Automation Inc.	3.500%	3/1/29	4,655	5,423
	Roper Technologies Inc.	3.800%	12/15/26	13,918	16,032
	Roper Technologies Inc.	1.400%	9/15/27	6,948	6,995
	Roper Technologies Inc.	4.200%	9/15/28	8,751	10,410
	Roper Technologies Inc.	2.950%	9/15/29	7,653	8,385
	Roper Technologies Inc.	2.000%	6/30/30	6,425	6,547
	Roper Technologies Inc.	1.750%	2/15/31	6,000	5,966
[2]	Ryder System Inc.	2.900%	12/1/26	6,725	7,378
	Textron Inc.	4.000%	3/15/26	4,698	5,300
	Textron Inc.	3.650%	3/15/27	5,118	5,679
	Textron Inc.	3.375%	3/1/28	1,250	1,379
	Textron Inc.	3.900%	9/17/29	1,493	1,698
	Textron Inc.	3.000%	6/1/30	550	588
	Timken Co.	4.500%	12/15/28	3,000	3,339
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	3,350	3,871
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	3,425	3,865
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	7,900	9,237
	Trimble Inc.	4.900%	6/15/28	5,242	6,264
	Tyco Electronics Group SA	3.700%	2/15/26	3,397	3,798
	Tyco Electronics Group SA	3.125%	8/15/27	5,950	6,594
	Union Pacific Corp.	2.750%	3/1/26	3,164	3,450
	Union Pacific Corp.	2.150%	2/5/27	5,032	5,330
	Union Pacific Corp.	3.000%	4/15/27	3,467	3,833
	Union Pacific Corp.	3.950%	9/10/28	13,767	16,318
	Union Pacific Corp.	3.700%	3/1/29	10,427	12,106
	Union Pacific Corp.	2.400%	2/5/30	5,775	6,208
	United Parcel Service Inc.	2.400%	11/15/26	3,810	4,145
	United Parcel Service Inc.	3.050%	11/15/27	8,187	9,257
	United Parcel Service Inc.	3.400%	3/15/29	8,383	9,678
71

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	2.500%	9/1/29	4,550	4,954
	United Parcel Service Inc.	4.450%	4/1/30	5,925	7,390
	United Parcel Service of America Inc.	7.620%	4/1/30	550	815
	Waste Connections Inc.	3.500%	5/1/29	8,750	9,941
	Waste Connections Inc.	2.600%	2/1/30	6,035	6,467
	Waste Management Inc.	3.150%	11/15/27	6,974	7,843
	Waste Management Inc.	1.150%	3/15/28	2,000	1,998
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	8,772	9,623
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	8,950	10,609
	Xylem Inc.	3.250%	11/1/26	4,685	5,257
	Xylem Inc.	1.950%	1/30/28	5,000	5,224
					1,259,709
Materials (1.42%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,227	5,534
	Air Products and Chemicals Inc.	2.050%	5/15/30	11,968	12,719
	Amcor Finance USA Inc.	4.500%	5/15/28	2,300	2,737
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,300	6,748
	Avery Dennison Corp.	4.875%	12/6/28	4,225	5,210
	Avery Dennison Corp.	2.650%	4/30/30	8,164	8,738
[2]	Bemis Co. Inc.	3.100%	9/15/26	2,700	2,916
	Bemis Co. Inc.	2.630%	6/19/30	5,900	6,380
[2,4]	Berry Global Inc.	1.570%	1/15/26	7,000	7,052
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	475	602
	Cabot Corp.	4.000%	7/1/29	2,900	3,123
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	5,881
	Carlisle Cos. Inc.	2.750%	3/1/30	6,920	7,381
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,170	7,943
	Dow Chemical Co.	3.625%	5/15/26	7,103	7,971
	Dow Chemical Co.	4.800%	11/30/28	8,300	10,165
	Dow Chemical Co.	7.375%	11/1/29	1,550	2,205
	Dow Chemical Co.	2.100%	11/15/30	6,275	6,406
	DuPont de Nemours Inc.	4.725%	11/15/28	18,795	22,994
	Eagle Materials Inc.	4.500%	8/1/26	2,300	2,391
	Ecolab Inc.	2.700%	11/1/26	12,198	13,535
	Ecolab Inc.	3.250%	12/1/27	1,760	1,990
	Ecolab Inc.	4.800%	3/24/30	7,544	9,615
	Ecolab Inc.	1.300%	1/30/31	5,000	4,945
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,000	5,306
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	6,475	7,422
	FMC Corp.	3.200%	10/1/26	6,651	7,398
	FMC Corp.	3.450%	10/1/29	7,750	8,809
[2,4]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	3,014
[2,4]	Georgia-Pacific LLC	2.100%	4/30/27	3,000	3,164
[2,4]	Georgia-Pacific LLC	2.300%	4/30/30	5,000	5,323
	Huntsman International LLC	4.500%	5/1/29	6,848	7,909
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,364
	International Paper Co.	3.800%	1/15/26	2,771	3,168
	Kinross Gold Corp.	4.500%	7/15/27	6,617	7,674
	Linde Inc.	3.200%	1/30/26	5,262	5,882
	Linde Inc.	1.100%	8/10/30	5,300	5,237
	LYB International Finance II BV	3.500%	3/2/27	8,697	9,697
	LYB International Finance III LLC	3.375%	5/1/30	7,027	7,834
	LYB International Finance III LLC	2.250%	10/1/30	3,800	3,906
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	4,435
	Martin Marietta Materials Inc.	3.500%	12/15/27	2,775	3,147
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,263	5,621
	Mosaic Co.	4.050%	11/15/27	6,362	7,194
	Newmont Corp.	2.800%	10/1/29	10,333	11,286
	Newmont Corp.	2.250%	10/1/30	4,000	4,205
	Nucor Corp.	3.950%	5/1/28	4,410	5,184
72

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nucor Corp.	2.700%	6/1/30	4,500	4,942
Nutrien Ltd.	4.000%	12/15/26	4,813	5,596
Nutrien Ltd.	4.200%	4/1/29	3,575	4,276
Nutrien Ltd.	2.950%	5/13/30	5,750	6,340
Owens Corning	3.400%	8/15/26	6,210	6,852
Owens Corning	3.950%	8/15/29	4,075	4,680
Owens Corning	3.875%	6/1/30	1,815	2,088
Packaging Corp. of America	3.400%	12/15/27	3,495	3,930
Packaging Corp. of America	3.000%	12/15/29	3,115	3,460
PPG Industries Inc.	3.750%	3/15/28	150	179
PPG Industries Inc.	2.800%	8/15/29	600	656
PPG Industries Inc.	2.550%	6/15/30	5,100	5,459
Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	4,103
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,100	1,549
Rohm & Haas Co.	7.850%	7/15/29	13,525	18,728
RPM International Inc.	3.750%	3/15/27	4,440	4,908
RPM International Inc.	4.550%	3/1/29	4,401	5,120
Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,952
Sherwin-Williams Co.	3.450%	6/1/27	20,397	23,134
Sherwin-Williams Co.	2.950%	8/15/29	13,750	15,145
Sherwin-Williams Co.	2.300%	5/15/30	2,085	2,185
Sonoco Products Co.	3.125%	5/1/30	4,751	5,269
Steel Dynamics Inc.	1.650%	10/15/27	1,400	1,435
Steel Dynamics Inc.	3.450%	4/15/30	5,382	6,041
Steel Dynamics Inc.	3.250%	1/15/31	3,000	3,349
Suzano Austria GmbH	6.000%	1/15/29	18,825	22,700
Suzano Austria GmbH	5.000%	1/15/30	9,425	10,710
Teck Resources Ltd.	3.900%	7/15/30	4,750	5,291
Vale Overseas Ltd.	6.250%	8/10/26	16,654	20,651
Vale Overseas Ltd.	3.750%	7/8/30	10,850	12,111
Vulcan Materials Co.	3.900%	4/1/27	1,500	1,739
Vulcan Materials Co.	3.500%	6/1/30	8,040	9,198
Westlake Chemical Corp.	3.600%	8/15/26	6,978	7,834
Westlake Chemical Corp.	3.375%	6/15/30	1,400	1,535
WRKCo Inc.	4.650%	3/15/26	8,581	10,097
WRKCo Inc.	3.375%	9/15/27	7,561	8,436
WRKCo Inc.	4.000%	3/15/28	3,738	4,316
WRKCo Inc.	3.900%	6/1/28	5,150	5,966
WRKCo Inc.	4.900%	3/15/29	17,088	21,087
				585,407
Technology (3.80%)
Activision Blizzard Inc.	3.400%	9/15/26	7,535	8,563
Activision Blizzard Inc.	3.400%	6/15/27	3,199	3,618
Activision Blizzard Inc.	1.350%	9/15/30	5,155	5,058
Adobe Inc.	2.150%	2/1/27	8,575	9,224
Adobe Inc.	2.300%	2/1/30	12,200	13,162
Amdocs Ltd.	2.538%	6/15/30	6,500	6,814
Analog Devices Inc.	3.500%	12/5/26	6,714	7,624
Apple Inc.	3.250%	2/23/26	32,947	36,974
Apple Inc.	2.450%	8/4/26	27,295	29,747
Apple Inc.	2.050%	9/11/26	18,250	19,492
Apple Inc.	3.350%	2/9/27	10,020	11,398
Apple Inc.	3.200%	5/11/27	27,940	31,616
Apple Inc.	3.000%	6/20/27	4,545	5,111
Apple Inc.	2.900%	9/12/27	30,175	33,753
Apple Inc.	3.000%	11/13/27	2,251	2,535
Apple Inc.	2.200%	9/11/29	17,180	18,513
Apple Inc.	1.650%	5/11/30	14,500	14,878
Apple Inc.	1.250%	8/20/30	11,300	11,284
Applied Materials Inc.	3.300%	4/1/27	13,364	15,193
73

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Applied Materials Inc.	1.750%	6/1/30	4,600	4,760
	Arrow Electronics Inc.	3.875%	1/12/28	4,400	4,959
	Autodesk Inc.	3.500%	6/15/27	4,260	4,807
	Autodesk Inc.	2.850%	1/15/30	5,775	6,401
	Automatic Data Processing Inc.	1.250%	9/1/30	8,000	7,898
	Avnet Inc.	4.625%	4/15/26	4,800	5,427
	Broadcom Corp.	3.875%	1/15/27	35,609	40,020
	Broadcom Corp.	3.500%	1/15/28	11,150	12,270
	Broadcom Inc.	4.250%	4/15/26	21,380	24,336
	Broadcom Inc.	3.459%	9/15/26	22,101	24,451
	Broadcom Inc.	4.110%	9/15/28	17,848	20,323
	Broadcom Inc.	4.750%	4/15/29	26,844	32,050
	Broadcom Inc.	5.000%	4/15/30	20,100	24,339
	Broadcom Inc.	4.150%	11/15/30	24,000	27,740
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	5,295	5,964
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,175	6,775
	CA Inc.	4.700%	3/15/27	3,225	3,679
	Cisco Systems Inc.	2.950%	2/28/26	7,317	8,149
	Cisco Systems Inc.	2.500%	9/20/26	7,290	7,988
	Citrix Systems Inc.	4.500%	12/1/27	8,928	10,446
	Citrix Systems Inc.	3.300%	3/1/30	4,220	4,648
[2,4]	Dell International LLC	6.020%	6/15/26	36,386	44,333
[2,4]	Dell International LLC	4.900%	10/1/26	15,237	18,003
[2,4]	Dell International LLC	6.100%	7/15/27	6,550	8,116
[2,4]	Dell International LLC	5.300%	10/1/29	22,733	27,830
[2,4]	Dell International LLC	6.200%	7/15/30	5,200	6,756
	DXC Technology Co.	4.750%	4/15/27	5,516	6,282
	Electronic Arts Inc.	4.800%	3/1/26	3,750	4,460
	Equifax Inc.	3.100%	5/15/30	7,143	7,928
	Flex Ltd.	3.750%	2/1/26	3,450	3,858
	Flex Ltd.	4.875%	6/15/29	7,186	8,504
	Flex Ltd.	4.875%	5/12/30	6,200	7,446
	FLIR Systems Inc.	2.500%	8/1/30	5,391	5,650
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	6,673	6,917
	HP Inc.	3.000%	6/17/27	9,175	10,120
	HP Inc.	3.400%	6/17/30	7,275	8,063
	IHS Markit Ltd.	4.750%	8/1/28	8,000	9,830
	IHS Markit Ltd.	4.250%	5/1/29	6,609	7,956
	Intel Corp.	2.600%	5/19/26	9,618	10,491
	Intel Corp.	3.750%	3/25/27	12,750	14,761
	Intel Corp.	3.150%	5/11/27	3,900	4,380
	Intel Corp.	2.450%	11/15/29	15,648	16,878
	Intel Corp.	3.900%	3/25/30	12,885	15,426
	International Business Machines Corp.	3.450%	2/19/26	16,917	19,098
	International Business Machines Corp.	3.300%	5/15/26	28,208	31,834
	International Business Machines Corp.	3.300%	1/27/27	1,875	2,111
	International Business Machines Corp.	1.700%	5/15/27	11,890	12,343
	International Business Machines Corp.	6.220%	8/1/27	3,450	4,504
	International Business Machines Corp.	6.500%	1/15/28	100	133
	International Business Machines Corp.	3.500%	5/15/29	23,733	27,451
	International Business Machines Corp.	1.950%	5/15/30	21,075	21,670
	Intuit Inc.	1.350%	7/15/27	4,400	4,498
	Intuit Inc.	1.650%	7/15/30	4,200	4,310
	Jabil Inc.	3.950%	1/12/28	5,000	5,646
	Jabil Inc.	3.600%	1/15/30	4,900	5,451
	Juniper Networks Inc.	3.750%	8/15/29	6,452	7,380
	Juniper Networks Inc.	2.000%	12/10/30	3,500	3,449
	KLA Corp.	4.100%	3/15/29	5,438	6,503
	Lam Research Corp.	3.750%	3/15/26	8,964	10,257
	Lam Research Corp.	4.000%	3/15/29	8,475	10,124
	Lam Research Corp.	1.900%	6/15/30	6,100	6,326
74

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Leidos Inc.	4.375%	5/15/30	6,850	8,186
	Marvell Technology Group Ltd.	4.875%	6/22/28	4,568	5,379
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,000	4,477
	Micron Technology Inc.	4.975%	2/6/26	4,400	5,187
	Micron Technology Inc.	4.185%	2/15/27	9,757	11,574
	Micron Technology Inc.	5.327%	2/6/29	6,450	8,046
	Micron Technology Inc.	4.663%	2/15/30	7,050	8,627
	Microsoft Corp.	2.400%	8/8/26	39,674	43,208
	Microsoft Corp.	3.300%	2/6/27	36,490	41,517
	Moody's Corp.	3.250%	1/15/28	4,250	4,774
	Moody's Corp.	4.250%	2/1/29	1,100	1,314
	Motorola Solutions Inc.	4.600%	2/23/28	8,988	10,829
	Motorola Solutions Inc.	4.600%	5/23/29	3,597	4,315
	Motorola Solutions Inc.	2.300%	11/15/30	7,825	7,949
	NetApp Inc.	2.375%	6/22/27	5,425	5,788
	NetApp Inc.	2.700%	6/22/30	6,000	6,439
	NVIDIA Corp.	3.200%	9/16/26	12,627	14,267
	NVIDIA Corp.	2.850%	4/1/30	15,400	17,228
[2,4]	NXP BV	5.350%	3/1/26	4,150	5,001
[2,4]	NXP BV	3.875%	6/18/26	6,099	6,981
[2,4]	NXP BV	3.150%	5/1/27	6,150	6,772
[2,4]	NXP BV	5.550%	12/1/28	5,325	6,775
[2,4]	NXP BV	4.300%	6/18/29	8,315	9,911
[2,4]	NXP BV	3.400%	5/1/30	9,380	10,623
	Oracle Corp.	2.650%	7/15/26	20,119	21,993
	Oracle Corp.	2.800%	4/1/27	25,242	27,757
	Oracle Corp.	3.250%	11/15/27	16,142	18,399
	Oracle Corp.	2.950%	4/1/30	32,700	36,458
	Oracle Corp.	3.250%	5/15/30	4,008	4,599
	QUALCOMM Inc.	3.250%	5/20/27	12,828	14,530
[2,4]	QUALCOMM Inc.	1.300%	5/20/28	14,163	14,234
	QUALCOMM Inc.	2.150%	5/20/30	11,700	12,366
	RELX Capital Inc.	4.000%	3/18/29	7,150	8,469
	RELX Capital Inc.	3.000%	5/22/30	8,250	9,168
	S&P Global Inc.	2.950%	1/22/27	4,590	5,075
	S&P Global Inc.	2.500%	12/1/29	6,917	7,531
	S&P Global Inc.	1.250%	8/15/30	6,000	5,947
	salesforce.com Inc.	3.700%	4/11/28	13,250	15,587
[2,4]	Seagate HDD Cayman	4.091%	6/1/29	1,100	1,174
	ServiceNow Inc.	1.400%	9/1/30	12,175	11,859
	Texas Instruments Inc.	2.900%	11/3/27	4,790	5,344
	Texas Instruments Inc.	2.250%	9/4/29	10,976	11,786
	Texas Instruments Inc.	1.750%	5/4/30	6,878	7,077
	Thomson Reuters Corp.	3.350%	5/15/26	5,250	5,876
	Verisk Analytics Inc.	4.125%	3/15/29	8,741	10,444
	VMware Inc.	4.650%	5/15/27	7,551	8,841
	VMware Inc.	3.900%	8/21/27	12,776	14,413
	VMware Inc.	4.700%	5/15/30	12,325	14,818
	Xilinx Inc.	2.375%	6/1/30	6,886	7,182
					1,565,157
Utilities (2.91%)
	AEP Texas Inc.	3.950%	6/1/28	10,090	11,854
	AEP Transmission Co. LLC	3.100%	12/1/26	4,845	5,444
[2,4]	AES Corp.	1.375%	1/15/26	6,300	6,343
[2,4]	AES Corp.	2.450%	1/15/31	4,300	4,354
[2]	Alabama Power Co.	1.450%	9/15/30	3,025	3,042
	Ameren Corp.	3.650%	2/15/26	4,245	4,786
	Ameren Corp.	3.500%	1/15/31	2,750	3,159
	Ameren Illinois Co.	3.800%	5/15/28	3,900	4,539
	Ameren Illinois Co.	1.550%	11/15/30	2,100	2,108
75

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Electric Power Co. Inc.	3.200%	11/13/27	2,953	3,295
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	9,694	11,532
	American Electric Power Co. Inc.	2.300%	3/1/30	6,550	6,838
	American Water Capital Corp.	2.950%	9/1/27	5,750	6,337
	American Water Capital Corp.	3.750%	9/1/28	4,460	5,201
	American Water Capital Corp.	3.450%	6/1/29	6,080	6,966
	American Water Capital Corp.	2.800%	5/1/30	5,100	5,625
[2]	Appalachian Power Co.	3.300%	6/1/27	769	858
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,987
	Arizona Public Service Co.	2.600%	8/15/29	3,000	3,276
	Atmos Energy Corp.	3.000%	6/15/27	4,725	5,232
	Atmos Energy Corp.	2.625%	9/15/29	3,100	3,397
	Avangrid Inc.	3.800%	6/1/29	7,116	8,158
	Baltimore Gas & Electric Co.	2.400%	8/15/26	4,810	5,198
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,807	10,012
[2,4]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,956	10,572
	Black Hills Corp.	3.950%	1/15/26	3,400	3,830
	Black Hills Corp.	3.150%	1/15/27	3,700	4,017
	Black Hills Corp.	3.050%	10/15/29	3,047	3,322
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,755	2,975
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,550	2,804
	CenterPoint Energy Inc.	4.250%	11/1/28	4,795	5,669
	CenterPoint Energy Inc.	2.950%	3/1/30	2,964	3,221
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,909
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,867	5,906
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,980	5,474
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	1,008
	CMS Energy Corp.	3.000%	5/15/26	3,000	3,303
	CMS Energy Corp.	3.450%	8/15/27	3,825	4,306
[2]	CMS Energy Corp.	4.750%	6/1/50	8,300	9,359
	CMS Energy Corp.	3.750%	12/1/50	1,000	1,021
	Commonwealth Edison Co.	2.550%	6/15/26	5,564	6,086
[2]	Commonwealth Edison Co.	2.950%	8/15/27	3,710	4,112
	Commonwealth Edison Co.	3.700%	8/15/28	5,678	6,562
	Commonwealth Edison Co.	2.200%	3/1/30	1,650	1,766
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	5,100	5,722
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,783	6,454
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	3,700	4,235
[2]	Dominion Energy Inc.	2.850%	8/15/26	4,975	5,475
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,400	1,590
	Dominion Energy Inc.	4.250%	6/1/28	2,683	3,199
[2]	Dominion Energy Inc.	3.375%	4/1/30	14,547	16,533
	DTE Electric Co.	2.250%	3/1/30	7,225	7,747
	DTE Energy Co.	2.850%	10/1/26	11,856	13,007
	DTE Energy Co.	3.800%	3/15/27	5,769	6,619
[2]	DTE Energy Co.	3.400%	6/15/29	4,975	5,622
	Duke Energy Carolinas LLC	2.950%	12/1/26	4,800	5,355
	Duke Energy Carolinas LLC	3.950%	11/15/28	11,475	13,553
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,050	7,588
	Duke Energy Carolinas LLC	2.450%	2/1/30	10,527	11,320
	Duke Energy Corp.	2.650%	9/1/26	7,963	8,657
	Duke Energy Corp.	3.150%	8/15/27	6,476	7,200
	Duke Energy Corp.	3.400%	6/15/29	12,889	14,580
	Duke Energy Corp.	2.450%	6/1/30	7,064	7,512
	Duke Energy Florida LLC	3.200%	1/15/27	4,550	5,087
	Duke Energy Florida LLC	3.800%	7/15/28	3,673	4,295
	Duke Energy Florida LLC	2.500%	12/1/29	2,433	2,642
	Duke Energy Florida LLC	1.750%	6/15/30	550	561
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,092	7,040
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,100	2,197
	Duke Energy Progress LLC	3.700%	9/1/28	5,300	6,153
76

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.450%	3/15/29	13,025	14,943
[2,4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	3,108
[2]	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	4,000	4,380
	Edison International	5.750%	6/15/27	3,738	4,458
	Edison International	4.125%	3/15/28	5,090	5,657
	Emera US Finance LP	3.550%	6/15/26	7,890	8,835
	Enel Americas SA	4.000%	10/25/26	3,400	3,827
	Enel Chile SA	4.875%	6/12/28	4,900	5,803
	Entergy Arkansas LLC	3.500%	4/1/26	4,212	4,758
	Entergy Arkansas LLC	4.000%	6/1/28	50	59
	Entergy Corp.	2.950%	9/1/26	6,062	6,674
	Entergy Corp.	2.800%	6/15/30	8,150	8,791
	Entergy Louisiana LLC	2.400%	10/1/26	3,830	4,139
	Entergy Louisiana LLC	3.120%	9/1/27	7,825	8,710
	Entergy Louisiana LLC	3.250%	4/1/28	4,900	5,510
	Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,403
	Entergy Texas Inc.	4.000%	3/30/29	7,466	8,746
	Entergy Texas Inc.	1.750%	3/15/31	2,000	1,999
	Essential Utilities Inc.	3.566%	5/1/29	3,300	3,745
	Essential Utilities Inc.	2.704%	4/15/30	3,950	4,280
	Evergy Inc.	2.900%	9/15/29	4,093	4,434
	Evergy Kansas Central Inc.	2.550%	7/1/26	3,935	4,284
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,187	4,605
[2]	Evergy Metro Inc.	2.250%	6/1/30	5,160	5,463
[2]	Eversource Energy	3.300%	1/15/28	5,000	5,580
[2]	Eversource Energy	4.250%	4/1/29	5,400	6,457
[2]	Eversource Energy	1.650%	8/15/30	4,500	4,475
	Exelon Corp.	3.400%	4/15/26	9,496	10,668
	Exelon Corp.	4.050%	4/15/30	14,466	17,064
	Fortis Inc.	3.055%	10/4/26	5,551	6,098
	Georgia Power Co.	3.250%	4/1/26	2,886	3,210
	Georgia Power Co.	3.250%	3/30/27	3,039	3,356
[2]	Georgia Power Co.	2.650%	9/15/29	12,711	13,869
[2]	Gulf Power Co.	3.300%	5/30/27	3,075	3,461
	Indiana Michigan Power Co.	3.850%	5/15/28	7,700	8,941
	Interstate Power & Light Co.	4.100%	9/26/28	5,800	6,907
	Interstate Power & Light Co.	2.300%	6/1/30	3,000	3,165
[2,4]	IPALCO Enterprises Inc.	4.250%	5/1/30	1,466	1,693
	ITC Holdings Corp.	3.250%	6/30/26	2,210	2,458
	ITC Holdings Corp.	3.350%	11/15/27	5,650	6,358
	MidAmerican Energy Co.	3.650%	4/15/29	4,487	5,312
	Mississippi Power Co.	3.950%	3/30/28	3,000	3,481
	National Fuel Gas Co.	5.500%	1/15/26	3,250	3,749
	National Fuel Gas Co.	3.950%	9/15/27	2,450	2,597
	National Fuel Gas Co.	4.750%	9/1/28	4,090	4,380
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,355	5,931
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	6,165	7,085
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	2,600	3,051
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	5,985	6,986
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	3,652	3,940
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,575	3,950
[2]	Nevada Power Co.	3.700%	5/1/29	7,290	8,489
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	5,076	5,673
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	5,046	5,732
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,391	6,145
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	10,986	11,872
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	26,335	27,597
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,400	5,872
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	4,268
	NiSource Inc.	3.490%	5/15/27	8,266	9,341
	NiSource Inc.	2.950%	9/1/29	6,817	7,446
77

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	3.600%	5/1/30	10,143	11,660
	NSTAR Electric Co.	3.200%	5/15/27	3,996	4,501
	NSTAR Electric Co.	3.250%	5/15/29	2,570	2,953
	NSTAR Electric Co.	3.950%	4/1/30	2,963	3,588
[2]	Ohio Power Co.	2.600%	4/1/30	950	1,038
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	4,198
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	3,151	3,574
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,399	9,807
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	4,050	4,533
	ONE Gas Inc.	2.000%	5/15/30	2,600	2,714
	Pacific Gas & Electric Co.	3.150%	1/1/26	17,400	18,539
	Pacific Gas & Electric Co.	3.300%	12/1/27	16,925	18,038
	Pacific Gas & Electric Co.	3.750%	7/1/28	12,621	13,760
	Pacific Gas & Electric Co.	4.550%	7/1/30	29,569	33,626
	Pacific Gas & Electric Co.	2.500%	2/1/31	6,000	5,996
	PacifiCorp	3.500%	6/15/29	6,925	7,958
	PacifiCorp	2.700%	9/15/30	4,338	4,774
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,700	3,088
	PPL Capital Funding Inc.	3.100%	5/15/26	10,206	11,263
	PPL Capital Funding Inc.	4.125%	4/15/30	4,810	5,718
	Public Service Co. of Colorado	3.700%	6/15/28	2,525	2,936
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	6,068	6,552
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,116	3,435
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	3,437	3,942
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	3,045
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,694	2,922
	Public Service Enterprise Group Inc.	1.600%	8/15/30	4,250	4,178
	Puget Energy Inc.	4.100%	6/15/30	5,063	5,729
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,800	1,952
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	6,525	6,568
	Sempra Energy	3.250%	6/15/27	6,791	7,587
	Sempra Energy	3.400%	2/1/28	9,000	10,256
	Sierra Pacific Power Co.	2.600%	5/1/26	8,180	8,869
[2]	Southern California Edison Co.	1.200%	2/1/26	2,100	2,117
[2]	Southern California Edison Co.	3.650%	3/1/28	5,250	5,886
[2]	Southern California Edison Co.	4.200%	3/1/29	5,141	5,994
	Southern California Edison Co.	6.650%	4/1/29	4,925	6,185
	Southern California Edison Co.	2.850%	8/1/29	3,665	3,989
	Southern California Edison Co.	2.250%	6/1/30	2,500	2,595
[2]	Southern California Gas Co.	2.600%	6/15/26	6,900	7,496
[2]	Southern California Gas Co.	2.550%	2/1/30	3,425	3,691
	Southern Co.	3.250%	7/1/26	5,670	6,342
[2]	Southern Co.	3.700%	4/30/30	12,450	14,394
[2]	Southern Co.	4.000%	1/15/51	11,000	11,597
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,958	2,184
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,939
	Southwest Gas Corp.	2.200%	6/15/30	4,000	4,207
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	3,702	4,009
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	5,345	6,252
	Tucson Electric Power Co.	1.500%	8/1/30	2,963	2,946
	Union Electric Co.	2.950%	6/15/27	3,700	4,079
	Union Electric Co.	3.500%	3/15/29	3,787	4,359
	Union Electric Co.	2.950%	3/15/30	1,650	1,848
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	8,988	9,937
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	6,742	7,471
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	7,482	8,447
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	5,900	6,871
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	5,735	6,392
	WEC Energy Group Inc.	1.375%	10/15/27	4,000	4,063
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	5,997
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,950	3,266
78

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Power & Light Co.	3.000%	7/1/29	100	113
	Xcel Energy Inc.	3.350%	12/1/26	5,100	5,741
	Xcel Energy Inc.	4.000%	6/15/28	6,375	7,579
	Xcel Energy Inc.	2.600%	12/1/29	4,905	5,329
	Xcel Energy Inc.	3.400%	6/1/30	8,796	10,110
					1,197,696
Total Corporate Bonds (Cost $17,134,218)					18,521,354
Sovereign Bonds (4.50%)
[2]	Asian Development Bank	2.000%	4/24/26	22,775	24,545
[2]	Asian Development Bank	1.750%	8/14/26	11,350	12,113
[2]	Asian Development Bank	2.625%	1/12/27	9,450	10,528
[2]	Asian Development Bank	2.375%	8/10/27	2,800	3,093
[2]	Asian Development Bank	2.500%	11/2/27	22,325	24,876
[2]	Asian Development Bank	2.750%	1/19/28	10,267	11,644
	Asian Development Bank	5.820%	6/16/28	4,680	6,292
[2]	Asian Development Bank	3.125%	9/26/28	10,725	12,565
[2]	Asian Development Bank	1.750%	9/19/29	19,890	21,171
[2]	Asian Development Bank	1.875%	1/24/30	15,734	16,928
[2]	Asian Development Bank	0.750%	10/8/30	2,480	2,416
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	5,050	5,272
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	867	934
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	9,325	10,663
	Ecopetrol SA	5.375%	6/26/26	12,791	14,710
	Ecopetrol SA	6.875%	4/29/30	19,450	25,066
	Equinor ASA	3.250%	11/10/24	6	7
	Equinor ASA	1.750%	1/22/26	19,209	20,176
	Equinor ASA	3.000%	4/6/27	1,935	2,152
	Equinor ASA	7.250%	9/23/27	7,055	9,579
	Equinor ASA	3.625%	9/10/28	6,280	7,303
	Equinor ASA	3.125%	4/6/30	8,000	9,040
	Equinor ASA	2.375%	5/22/30	9,289	9,858
	European Investment Bank	2.125%	4/13/26	20,445	22,202
	European Investment Bank	2.375%	5/24/27	20,915	23,143
	European Investment Bank	0.625%	10/21/27	11,075	11,014
	European Investment Bank	1.625%	10/9/29	13,700	14,480
	European Investment Bank	0.875%	5/17/30	16,125	15,993
	European Investment Bank	0.750%	9/23/30	5,675	5,546
	Export-Import Bank of Korea	2.875%	1/21/25	5	5
	Export-Import Bank of Korea	3.250%	11/10/25	9,750	10,902
	Export-Import Bank of Korea	2.625%	5/26/26	12,000	13,141
	Export-Import Bank of Korea	3.250%	8/12/26	6,175	6,987
	Export-Import Bank of Korea	2.375%	4/21/27	3,400	3,600
	Export-Import Bank of Korea	1.250%	9/21/30	12,000	11,755
[2]	Hydro-Quebec	8.500%	12/1/29	1,400	2,205
[2]	Hydro-Quebec	9.375%	4/15/30	1,572	2,588
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,900	6,518
[2]	Inter-American Development Bank	2.000%	6/2/26	15,265	16,432
	Inter-American Development Bank	2.000%	7/23/26	17,725	19,105
	Inter-American Development Bank	2.375%	7/7/27	25,987	28,667
	Inter-American Development Bank	0.625%	9/16/27	19,586	19,416
	Inter-American Development Bank	3.125%	9/18/28	20,725	24,270
	Inter-American Development Bank	2.250%	6/18/29	25,600	28,261
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,403
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	24,025	25,798
[2]	International Bank for Reconstruction & Development	2.500%	11/22/27	26,145	29,230
	International Bank for Reconstruction & Development	0.750%	11/24/27	53,275	53,318
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	29,960	31,909
	International Bank for Reconstruction & Development	0.875%	5/14/30	11,000	10,881
	International Bank for Reconstruction & Development	0.750%	8/26/30	19,350	18,877
79

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	International Finance Corp.	2.125%	4/7/26	7,915	8,586
	International Finance Corp.	0.750%	8/27/30	9,675	9,439
[2,5]	Japan Bank for International Cooperation	2.750%	1/21/26	13,000	14,300
[2,5]	Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,780
[5]	Japan Bank for International Cooperation	1.875%	7/21/26	2,706	2,865
[2,5]	Japan Bank for International Cooperation	2.250%	11/4/26	12,650	13,702
[5]	Japan Bank for International Cooperation	2.875%	6/1/27	20,780	23,332
[5]	Japan Bank for International Cooperation	2.875%	7/21/27	9,450	10,603
[5]	Japan Bank for International Cooperation	2.750%	11/16/27	17,165	19,263
[5]	Japan Bank for International Cooperation	3.250%	7/20/28	10,650	12,381
[5]	Japan Bank for International Cooperation	3.500%	10/31/28	11,325	13,425
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,672
[5]	Japan International Cooperation Agency	2.750%	4/27/27	7,560	8,402
[5]	Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,485
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,300	4,209
[6]	KFW	2.875%	4/3/28	34,326	39,469
[6]	KFW	1.750%	9/14/29	16,085	17,118
[6]	KFW	0.750%	9/30/30	11,308	11,040
	Korea Development Bank	3.000%	1/13/26	10,000	11,051
	Korea Development Bank	2.000%	9/12/26	7,300	7,802
[2,6]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	13,225	14,042
[2,6]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	9,840	10,963
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	15,325	15,070
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	9,490	11,222
	Province of Alberta	3.300%	3/15/28	12,330	14,205
	Province of Alberta	1.300%	7/22/30	17,834	17,383
[2]	Province of British Columbia	6.500%	1/15/26	1,935	2,455
	Province of British Columbia	2.250%	6/2/26	7,520	8,168
	Province of Manitoba	2.125%	6/22/26	6,100	6,556
	Province of New Brunswick	3.625%	2/24/28	4,200	4,871
	Province of Ontario	2.500%	4/27/26	12,605	13,768
	Province of Ontario	2.300%	6/15/26	23,512	25,508
	Province of Ontario	1.050%	5/21/27	500	501
	Province of Ontario	2.000%	10/2/29	14,020	14,773
	Province of Ontario	1.125%	10/7/30	11,475	11,326
	Province of Quebec	2.500%	4/20/26	12,600	13,779
	Province of Quebec	2.750%	4/12/27	16,700	18,604
[2]	Province of Quebec	7.500%	9/15/29	4,290	6,418
	Province of Quebec	1.350%	5/28/30	42,985	43,340
	Republic of Chile	3.125%	1/21/26	9,738	10,799
[2]	Republic of Chile	3.240%	2/6/28	19,730	22,345
[2]	Republic of Colombia	4.500%	1/28/26	11,211	12,695
[2]	Republic of Colombia	3.875%	4/25/27	21,668	24,116
[2]	Republic of Colombia	4.500%	3/15/29	17,375	20,108
[2]	Republic of Colombia	3.000%	1/30/30	14,125	14,845
	Republic of Indonesia	3.500%	1/11/28	17,500	19,578
	Republic of Indonesia	4.100%	4/24/28	11,650	13,528
	Republic of Indonesia	4.750%	2/11/29	19,753	23,926
	Republic of Indonesia	3.400%	9/18/29	5,300	5,923
	Republic of Indonesia	2.850%	2/14/30	8,850	9,514
	Republic of Indonesia	3.850%	10/15/30	4,175	4,853
	Republic of Italy	1.250%	2/17/26	25,000	24,911
	Republic of Italy	2.875%	10/17/29	19,175	20,115
	Republic of Korea	2.750%	1/19/27	10,200	11,133
	Republic of Korea	3.500%	9/20/28	4,000	4,676
	Republic of Korea	2.500%	6/19/29	5,640	6,220
	Republic of Korea	1.000%	9/16/30	6,100	5,974
	Republic of Panama	7.125%	1/29/26	9,879	12,596
	Republic of Panama	8.875%	9/30/27	9,047	12,960
[2]	Republic of Panama	3.875%	3/17/28	8,625	9,919
	Republic of Panama	9.375%	4/1/29	6,760	10,495
80

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Republic of Panama	3.160%	1/23/30	17,700	19,691
[2]	Republic of Peru	2.392%	1/23/26	14,100	15,041
	Republic of Peru	4.125%	8/25/27	5,110	6,002
	Republic of Peru	2.844%	6/20/30	6,825	7,557
	Republic of Poland	3.250%	4/6/26	15,249	17,161
	Republic of the Philippines	5.500%	3/30/26	4,613	5,732
	Republic of the Philippines	3.000%	2/1/28	19,685	21,789
	Republic of the Philippines	3.750%	1/14/29	10,325	12,061
	Republic of the Philippines	9.500%	2/2/30	14,792	24,407
	Republic of the Philippines	2.457%	5/5/30	13,050	14,062
	State of Israel	2.875%	3/16/26	6,695	7,370
	State of Israel	3.250%	1/17/28	7,415	8,466
	State of Israel	2.500%	1/15/30	12,025	13,017
	State of Israel	2.750%	7/3/30	18,415	20,287
	United Mexican States	4.125%	1/21/26	21,810	25,062
	United Mexican States	4.150%	3/28/27	24,391	28,140
	United Mexican States	3.750%	1/11/28	24,280	27,353
	United Mexican States	4.500%	4/22/29	27,465	32,207
[2]	United Mexican States	3.250%	4/16/30	30,450	32,955
Total Sovereign Bonds (Cost $1,742,392)					1,856,042
Taxable Municipal Bonds (0.35%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,525	1,614
	California GO	6.650%	3/1/22	3,500	3,644
	California GO	3.500%	4/1/28	3,600	4,200
	California GO	3.050%	4/1/29	3,450	3,928
	California GO	2.500%	10/1/29	11,250	12,382
	California GO	1.750%	11/1/30	5,000	5,144
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	190	198
	Florida State Board of Administration Finance Corp.	1.705%	7/1/27	9,600	9,965
	Florida State Board of Administration Finance Corp.	2.154%	7/1/30	12,000	12,627
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	50	57
	Los Angeles CA Community College District GO	1.606%	8/1/28	3,600	3,735
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,750	2,839
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,649
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,635
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,249
[7]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,600	21,396
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,881
	Oregon GO	5.892%	6/1/27	13,750	17,249
[8]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,813
[7]	Oregon School Boards Association GO	5.550%	6/30/28	875	1,072
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,680
	Texas Transportation Commission Revenue	5.178%	4/1/30	7,225	9,317
	University of California Revenue	1.316%	5/15/27	13,500	13,716
	University of California Revenue	3.349%	7/1/29	100	115
	University of California Revenue	1.614%	5/15/30	125	126
	Utah GO	3.539%	7/1/25	748	814
[8]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	2,660	3,127
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,736
Total Taxable Municipal Bonds (Cost $137,843)					144,908
81

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.50%)
Money Market Fund (0.50%)
[9]	Vanguard Market Liquidity Fund (Cost $205,043)	0.111%	2,050,820	205,082
Total Investments (99.63%) (Cost $38,407,082)				41,045,716
Other Assets and Liabilities—Net (0.37%)				151,409
Net Assets (100%)				41,197,125
Cost is in $000.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $544,901,000, representing 1.3% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—Government Obligation Bond.
82

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (39.54%)
U.S. Government Securities (38.75%)
United States Treasury Note/Bond	6.250%	5/15/30	95	141
United States Treasury Note/Bond	0.625%	8/15/30	9,857	9,607
United States Treasury Note/Bond	0.875%	11/15/30	17,610	17,541
United States Treasury Note/Bond	4.500%	2/15/36	24,935	36,561
United States Treasury Note/Bond	4.750%	2/15/37	11,909	18,131
United States Treasury Note/Bond	5.000%	5/15/37	4	6
United States Treasury Note/Bond	4.375%	2/15/38	17,078	25,352
United States Treasury Note/Bond	4.500%	5/15/38	18,725	28,240
United States Treasury Note/Bond	3.500%	2/15/39	35,013	47,480
United States Treasury Note/Bond	4.250%	5/15/39	33,891	50,234
United States Treasury Note/Bond	4.500%	8/15/39	10,866	16,605
United States Treasury Note/Bond	4.375%	11/15/39	21,210	32,034
United States Treasury Note/Bond	1.125%	5/15/40	109,850	104,203
United States Treasury Note/Bond	4.375%	5/15/40	47,663	72,247
United States Treasury Note/Bond	1.125%	8/15/40	138,290	130,857
United States Treasury Note/Bond	3.875%	8/15/40	16,065	22,996
United States Treasury Note/Bond	1.375%	11/15/40	97,835	96,689
United States Treasury Note/Bond	4.250%	11/15/40	34,800	52,222
United States Treasury Note/Bond	4.750%	2/15/41	31,915	50,944
United States Treasury Note/Bond	4.375%	5/15/41	37,045	56,748
United States Treasury Note/Bond	3.750%	8/15/41	33,470	47,517
United States Treasury Note/Bond	3.125%	11/15/41	36,977	48,307
United States Treasury Note/Bond	3.125%	2/15/42	49,452	64,774
United States Treasury Note/Bond	3.000%	5/15/42	37,225	47,840
United States Treasury Note/Bond	2.750%	8/15/42	56,023	69,381
United States Treasury Note/Bond	2.750%	11/15/42	71,703	88,733
United States Treasury Note/Bond	3.125%	2/15/43	74,415	97,507
United States Treasury Note/Bond	2.875%	5/15/43	88,875	112,274
United States Treasury Note/Bond	3.625%	8/15/43	78,885	111,326
United States Treasury Note/Bond	3.750%	11/15/43	73,790	106,119
United States Treasury Note/Bond	3.625%	2/15/44	83,564	118,204
United States Treasury Note/Bond	3.375%	5/15/44	103,962	142,038
United States Treasury Note/Bond	3.125%	8/15/44	71,978	94,842
United States Treasury Note/Bond	3.000%	11/15/44	8,381	10,838
United States Treasury Note/Bond	2.500%	2/15/45	42,431	50,560
United States Treasury Note/Bond	3.000%	5/15/45	14,965	19,408
United States Treasury Note/Bond	2.875%	8/15/45	30,492	38,777
United States Treasury Note/Bond	3.000%	11/15/45	46,945	61,043
United States Treasury Note/Bond	2.500%	2/15/46	73,370	87,585
United States Treasury Note/Bond	2.500%	5/15/46	78,356	93,574
United States Treasury Note/Bond	2.250%	8/15/46	99,693	113,744
United States Treasury Note/Bond	2.875%	11/15/46	77,764	99,307
United States Treasury Note/Bond	3.000%	2/15/47	64,144	83,848
United States Treasury Note/Bond	3.000%	5/15/47	88,261	115,525
United States Treasury Note/Bond	2.750%	8/15/47	79,621	99,775
United States Treasury Note/Bond	2.750%	11/15/47	102,371	128,395
United States Treasury Note/Bond	3.000%	2/15/48	104,480	137,065
United States Treasury Note/Bond	3.125%	5/15/48	113,086	151,712
United States Treasury Note/Bond	3.000%	8/15/48	123,435	162,278
United States Treasury Note/Bond	3.375%	11/15/48	122,791	172,387
United States Treasury Note/Bond	3.000%	2/15/49	81,831	107,864
United States Treasury Note/Bond	2.875%	5/15/49	138,860	179,216
United States Treasury Note/Bond	2.250%	8/15/49	97,160	111,126
United States Treasury Note/Bond	2.375%	11/15/49	41,011	48,150
United States Treasury Note/Bond	2.000%	2/15/50	100,439	109,055
United States Treasury Note/Bond	1.250%	5/15/50	200,000	181,313
United States Treasury Note/Bond	1.375%	8/15/50	175,648	164,341
83

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.625%	11/15/50	139,500	138,803
					4,683,389
Agency Bonds and Notes (0.79%)
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,545
	Federal Home Loan Banks	5.500%	7/15/36	4,055	6,261
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	14,713
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	13,952	21,583
[1,2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	29
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	4,435	7,048
[1]	Federal National Mortgage Assn.	6.210%	8/6/38	770	1,313
	Tennessee Valley Authority	4.650%	6/15/35	4,510	6,252
	Tennessee Valley Authority	5.880%	4/1/36	4,535	6,979
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,552
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,966
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,797
	Tennessee Valley Authority	5.250%	9/15/39	7,825	11,797
	Tennessee Valley Authority	4.875%	1/15/48	2,650	4,007
	Tennessee Valley Authority	5.375%	4/1/56	950	1,614
	Tennessee Valley Authority	4.625%	9/15/60	400	619
	Tennessee Valley Authority	4.250%	9/15/65	2,500	3,686
					94,761
Total U.S. Government and Agency Obligations (Cost $4,074,655)					4,778,150
Corporate Bonds (52.87%)
Communications (7.42%)
	Alphabet Inc.	1.900%	8/15/40	2,750	2,683
	Alphabet Inc.	2.050%	8/15/50	5,400	5,156
	Alphabet Inc.	2.250%	8/15/60	4,725	4,528
	America Movil SAB de CV	6.375%	3/1/35	2,713	4,070
	America Movil SAB de CV	6.125%	11/15/37	1,100	1,572
	America Movil SAB de CV	6.125%	3/30/40	3,329	4,914
	America Movil SAB de CV	4.375%	7/16/42	5,176	6,452
	America Movil SAB de CV	4.375%	4/22/49	2,775	3,565
	AT&T Inc.	2.750%	6/1/31	8,073	8,603
	AT&T Inc.	2.250%	2/1/32	5,435	5,505
[2,3]	AT&T Inc.	2.550%	12/1/33	9,000	9,249
	AT&T Inc.	6.150%	9/15/34	550	747
	AT&T Inc.	4.500%	5/15/35	5,459	6,605
	AT&T Inc.	5.250%	3/1/37	4,025	5,191
	AT&T Inc.	4.900%	8/15/37	2,625	3,273
	AT&T Inc.	4.850%	3/1/39	2,416	2,995
	AT&T Inc.	6.000%	8/15/40	100	139
	AT&T Inc.	5.350%	9/1/40	6,500	8,468
	AT&T Inc.	3.500%	6/1/41	5,425	5,849
	AT&T Inc.	5.550%	8/15/41	2,939	3,893
	AT&T Inc.	5.150%	3/15/42	2,015	2,567
	AT&T Inc.	4.900%	6/15/42	2,145	2,675
	AT&T Inc.	4.300%	12/15/42	6,231	7,257
	AT&T Inc.	3.100%	2/1/43	4,310	4,367
	AT&T Inc.	4.650%	6/1/44	1,342	1,600
	AT&T Inc.	4.350%	6/15/45	2,958	3,381
	AT&T Inc.	4.750%	5/15/46	5,756	7,131
[2]	AT&T Inc.	5.150%	11/15/46	3,447	4,497
	AT&T Inc.	5.650%	2/15/47	100	136
	AT&T Inc.	5.450%	3/1/47	1,000	1,340
	AT&T Inc.	4.500%	3/9/48	4,143	4,905
	AT&T Inc.	4.550%	3/9/49	2,629	3,157
	AT&T Inc.	5.150%	2/15/50	3,900	5,034
	AT&T Inc.	3.650%	6/1/51	7,125	7,452
	AT&T Inc.	3.300%	2/1/52	5,075	5,030
84

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	AT&T Inc.	3.500%	9/15/53	18,530	18,579
[2,3]	AT&T Inc.	3.550%	9/15/55	18,656	18,669
[2,3]	AT&T Inc.	3.800%	12/1/57	12,563	13,106
[2,3]	AT&T Inc.	3.650%	9/15/59	15,883	15,929
	AT&T Inc.	3.850%	6/1/60	2,300	2,412
	AT&T Inc.	3.500%	2/1/61	3,450	3,416
	Bell Canada	4.464%	4/1/48	466	615
	Bell Canada	4.300%	7/29/49	4,315	5,604
	Charter Communications Operating LLC	2.800%	4/1/31	5,350	5,649
	Charter Communications Operating LLC	6.384%	10/23/35	5,812	7,956
	Charter Communications Operating LLC	5.375%	4/1/38	1,125	1,400
	Charter Communications Operating LLC	6.484%	10/23/45	9,767	13,801
	Charter Communications Operating LLC	5.375%	5/1/47	4,298	5,353
	Charter Communications Operating LLC	5.750%	4/1/48	5,205	6,801
	Charter Communications Operating LLC	5.125%	7/1/49	4,742	5,768
	Charter Communications Operating LLC	4.800%	3/1/50	7,862	9,365
	Charter Communications Operating LLC	3.700%	4/1/51	4,583	4,754
	Charter Communications Operating LLC	6.834%	10/23/55	1,783	2,702
	Charter Communications Operating LLC	3.850%	4/1/61	3,275	3,292
	Comcast Corp.	1.950%	1/15/31	3,800	3,901
	Comcast Corp.	1.500%	2/15/31	2,150	2,132
	Comcast Corp.	4.250%	1/15/33	5,439	6,794
	Comcast Corp.	7.050%	3/15/33	1,905	2,912
	Comcast Corp.	4.200%	8/15/34	2,130	2,669
	Comcast Corp.	5.650%	6/15/35	1,100	1,559
	Comcast Corp.	4.400%	8/15/35	2,950	3,737
	Comcast Corp.	6.500%	11/15/35	3,556	5,474
	Comcast Corp.	3.200%	7/15/36	1,025	1,161
	Comcast Corp.	6.450%	3/15/37	3,722	5,683
	Comcast Corp.	6.950%	8/15/37	2,138	3,416
	Comcast Corp.	3.900%	3/1/38	3,755	4,567
	Comcast Corp.	6.400%	5/15/38	1,231	1,899
	Comcast Corp.	4.600%	10/15/38	4,097	5,372
	Comcast Corp.	6.550%	7/1/39	100	156
	Comcast Corp.	3.250%	11/1/39	4,340	4,897
	Comcast Corp.	6.400%	3/1/40	1,406	2,192
	Comcast Corp.	3.750%	4/1/40	3,255	3,924
	Comcast Corp.	4.650%	7/15/42	2,605	3,515
	Comcast Corp.	4.500%	1/15/43	1,770	2,329
	Comcast Corp.	4.750%	3/1/44	1,851	2,536
	Comcast Corp.	4.600%	8/15/45	4,200	5,610
	Comcast Corp.	3.400%	7/15/46	4,697	5,421
	Comcast Corp.	4.000%	8/15/47	2,700	3,393
	Comcast Corp.	3.969%	11/1/47	6,934	8,647
	Comcast Corp.	4.000%	3/1/48	1,350	1,686
	Comcast Corp.	4.700%	10/15/48	4,750	6,600
	Comcast Corp.	3.999%	11/1/49	6,622	8,323
	Comcast Corp.	3.450%	2/1/50	3,400	3,995
	Comcast Corp.	2.800%	1/15/51	6,550	6,823
	Comcast Corp.	2.450%	8/15/52	3,975	3,855
	Comcast Corp.	4.049%	11/1/52	1,418	1,811
	Comcast Corp.	4.950%	10/15/58	6,558	9,930
	Comcast Corp.	2.650%	8/15/62	2,775	2,776
	Deutsche Telekom International Finance BV	9.250%	6/1/32	400	675
	Discovery Communications LLC	5.000%	9/20/37	1,417	1,792
	Discovery Communications LLC	6.350%	6/1/40	2,315	3,292
	Discovery Communications LLC	4.875%	4/1/43	2,391	2,942
	Discovery Communications LLC	5.200%	9/20/47	3,640	4,730
	Discovery Communications LLC	5.300%	5/15/49	2,254	2,948
	Discovery Communications LLC	4.650%	5/15/50	3,335	4,161
[2,3]	Discovery Communications LLC	4.000%	9/15/55	1,964	2,188
85

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fox Corp.	5.476%	1/25/39	2,025	2,770
	Fox Corp.	5.576%	1/25/49	3,701	5,376
	Grupo Televisa SAB	8.500%	3/11/32	685	1,044
	Grupo Televisa SAB	6.625%	1/15/40	1,478	2,072
	Grupo Televisa SAB	5.000%	5/13/45	1,350	1,632
	Grupo Televisa SAB	6.125%	1/31/46	2,150	2,975
	Grupo Televisa SAB	5.250%	5/24/49	2,900	3,664
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,400	1,910
	NBCUniversal Media LLC	6.400%	4/30/40	2,540	3,986
	NBCUniversal Media LLC	5.950%	4/1/41	1,441	2,196
	NBCUniversal Media LLC	4.450%	1/15/43	3,950	5,148
	Orange SA	9.000%	3/1/31	6,264	10,247
	Orange SA	5.375%	1/13/42	900	1,280
	Orange SA	5.500%	2/6/44	1,916	2,789
	Rogers Communications Inc.	7.500%	8/15/38	1,000	1,556
	Rogers Communications Inc.	4.500%	3/15/43	2,100	2,660
	Rogers Communications Inc.	5.450%	10/1/43	149	209
	Rogers Communications Inc.	5.000%	3/15/44	1,249	1,705
	Rogers Communications Inc.	4.300%	2/15/48	575	728
	Rogers Communications Inc.	4.350%	5/1/49	5,347	6,831
	Rogers Communications Inc.	3.700%	11/15/49	1,250	1,452
	Telefonica Emisiones SA	7.045%	6/20/36	6,045	9,046
	Telefonica Emisiones SA	4.665%	3/6/38	2,966	3,573
	Telefonica Emisiones SA	5.213%	3/8/47	4,002	5,138
	Telefonica Emisiones SA	4.895%	3/6/48	3,581	4,469
	Telefonica Emisiones SA	5.520%	3/1/49	3,475	4,683
	TELUS Corp.	4.600%	11/16/48	1,075	1,407
	TELUS Corp.	4.300%	6/15/49	1,481	1,848
	Time Warner Cable LLC	6.550%	5/1/37	750	1,023
	Time Warner Cable LLC	7.300%	7/1/38	4,268	6,320
	Time Warner Cable LLC	6.750%	6/15/39	4,850	6,920
	Time Warner Cable LLC	5.875%	11/15/40	2,812	3,722
	Time Warner Cable LLC	5.500%	9/1/41	4,656	5,992
	Time Warner Cable LLC	4.500%	9/15/42	2,600	3,027
	Time Warner Entertainment Co. LP	8.375%	7/15/33	3,051	4,715
[2,3]	T-Mobile USA Inc.	2.550%	2/15/31	6,225	6,532
[2,3]	T-Mobile USA Inc.	2.250%	11/15/31	700	718
[2,3]	T-Mobile USA Inc.	4.375%	4/15/40	6,950	8,437
[2,3]	T-Mobile USA Inc.	3.000%	2/15/41	4,000	4,144
[2,3]	T-Mobile USA Inc.	4.500%	4/15/50	8,225	10,200
[2,3]	T-Mobile USA Inc.	3.300%	2/15/51	7,000	7,208
[2,3]	T-Mobile USA Inc.	3.600%	11/15/60	2,305	2,449
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,333	3,505
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	2,214	2,814
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,705	2,118
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,757	2,080
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	425	537
	Verizon Communications Inc.	1.750%	1/20/31	5,000	4,970
	Verizon Communications Inc.	4.500%	8/10/33	2,726	3,436
	Verizon Communications Inc.	6.400%	9/15/33	610	864
	Verizon Communications Inc.	4.400%	11/1/34	8,702	10,861
	Verizon Communications Inc.	4.272%	1/15/36	7,838	9,693
	Verizon Communications Inc.	5.250%	3/16/37	6,553	8,899
	Verizon Communications Inc.	4.812%	3/15/39	4,475	5,800
	Verizon Communications Inc.	2.650%	11/20/40	4,000	4,045
	Verizon Communications Inc.	4.750%	11/1/41	2,804	3,692
	Verizon Communications Inc.	3.850%	11/1/42	2,248	2,659
	Verizon Communications Inc.	4.125%	8/15/46	3,491	4,260
	Verizon Communications Inc.	4.862%	8/21/46	9,675	12,984
	Verizon Communications Inc.	4.522%	9/15/48	10,852	14,084
	Verizon Communications Inc.	5.012%	4/15/49	5,955	8,250
86

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	4.000%	3/22/50	2,925	3,539
	Verizon Communications Inc.	2.875%	11/20/50	6,050	6,084
	Verizon Communications Inc.	5.012%	8/21/54	971	1,353
	Verizon Communications Inc.	4.672%	3/15/55	7,000	9,316
[2,3]	Verizon Communications Inc.	2.987%	10/30/56	8,537	8,576
	Verizon Communications Inc.	3.000%	11/20/60	4,500	4,514
	ViacomCBS Inc.	4.950%	1/15/31	3,300	4,139
	ViacomCBS Inc.	4.200%	5/19/32	3,825	4,605
	ViacomCBS Inc.	5.500%	5/15/33	1,000	1,281
	ViacomCBS Inc.	6.875%	4/30/36	2,655	3,851
	ViacomCBS Inc.	5.900%	10/15/40	863	1,142
	ViacomCBS Inc.	4.850%	7/1/42	1,686	2,052
	ViacomCBS Inc.	4.375%	3/15/43	4,860	5,737
	ViacomCBS Inc.	5.850%	9/1/43	1,794	2,464
	ViacomCBS Inc.	5.250%	4/1/44	979	1,259
	ViacomCBS Inc.	4.900%	8/15/44	2,261	2,788
	ViacomCBS Inc.	4.600%	1/15/45	1,425	1,687
	ViacomCBS Inc.	4.950%	5/19/50	2,723	3,493
	Vodafone Group plc	6.250%	11/30/32	1,750	2,416
	Vodafone Group plc	6.150%	2/27/37	3,986	5,733
	Vodafone Group plc	5.000%	5/30/38	2,412	3,138
	Vodafone Group plc	4.375%	2/19/43	2,791	3,451
	Vodafone Group plc	5.250%	5/30/48	7,959	11,036
	Vodafone Group plc	4.875%	6/19/49	4,625	6,156
	Vodafone Group plc	4.250%	9/17/50	3,225	3,969
	Vodafone Group plc	5.125%	6/19/59	1,250	1,718
	Walt Disney Co.	2.650%	1/13/31	3,900	4,277
	Walt Disney Co.	6.550%	3/15/33	696	1,014
	Walt Disney Co.	6.200%	12/15/34	3,202	4,805
	Walt Disney Co.	6.400%	12/15/35	4,428	6,862
	Walt Disney Co.	6.150%	3/1/37	1,073	1,564
	Walt Disney Co.	6.650%	11/15/37	850	1,341
	Walt Disney Co.	4.625%	3/23/40	1,115	1,483
	Walt Disney Co.	3.500%	5/13/40	2,475	2,904
	Walt Disney Co.	6.150%	2/15/41	1,180	1,809
	Walt Disney Co.	5.400%	10/1/43	3,885	5,679
	Walt Disney Co.	4.750%	9/15/44	2,979	4,080
	Walt Disney Co.	4.750%	11/15/46	900	1,210
	Walt Disney Co.	2.750%	9/1/49	6,375	6,735
	Walt Disney Co.	4.700%	3/23/50	3,225	4,545
	Walt Disney Co.	3.600%	1/13/51	5,472	6,638
	Walt Disney Co.	3.800%	5/13/60	3,675	4,613
					895,988
Consumer Discretionary (2.82%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	725	896
	Alibaba Group Holding Ltd.	4.000%	12/6/37	3,100	3,650
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,600	5,785
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,430	3,242
	Amazon.com Inc.	4.800%	12/5/34	3,900	5,335
	Amazon.com Inc.	3.875%	8/22/37	7,497	9,307
	Amazon.com Inc.	4.950%	12/5/44	2,950	4,310
	Amazon.com Inc.	4.050%	8/22/47	6,675	8,804
	Amazon.com Inc.	2.500%	6/3/50	6,200	6,410
	Amazon.com Inc.	4.250%	8/22/57	5,450	7,693
	Amazon.com Inc.	2.700%	6/3/60	5,731	6,125
[2]	American University	3.672%	4/1/49	1,375	1,529
	Aptiv plc	4.400%	10/1/46	275	297
	Aptiv plc	5.400%	3/15/49	975	1,214
	AutoZone Inc.	1.650%	1/15/31	2,350	2,332
	BorgWarner Inc.	4.375%	3/15/45	1,350	1,573
87

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Institute of Technology	4.321%	8/1/45	1,050	1,421
	California Institute of Technology	4.700%	11/1/11	930	1,288
	California Institute of Technology	3.650%	9/1/19	1,350	1,529
	Cleveland Clinic Foundation	4.858%	1/1/14	940	1,327
	Daimler Finance North America LLC	8.500%	1/18/31	2,288	3,611
	Darden Restaurants Inc.	4.550%	2/15/48	1,000	1,103
[2]	Duke University	2.682%	10/1/44	1,000	1,045
[2]	Duke University	2.832%	10/1/55	2,100	2,278
	eBay Inc.	4.000%	7/15/42	2,280	2,582
[2]	Emory University	2.969%	9/1/50	950	1,014
[2]	Ford Foundation	2.415%	6/1/50	956	974
[2]	Ford Foundation	2.815%	6/1/70	1,425	1,524
	General Motors Co.	5.000%	4/1/35	2,388	2,866
	General Motors Co.	6.600%	4/1/36	1,881	2,565
	General Motors Co.	5.150%	4/1/38	2,400	2,892
	General Motors Co.	6.250%	10/2/43	4,316	5,787
	General Motors Co.	5.200%	4/1/45	4,150	5,041
	General Motors Co.	6.750%	4/1/46	2,525	3,618
	General Motors Co.	5.400%	4/1/48	2,202	2,760
	General Motors Co.	5.950%	4/1/49	1,600	2,150
[2]	George Washington University	4.300%	9/15/44	865	1,078
	George Washington University	4.868%	9/15/45	200	273
[2]	George Washington University	4.126%	9/15/48	2,499	3,111
[2]	Georgetown University	2.943%	4/1/50	2,565	2,568
[2]	Georgetown University	5.215%	10/1/18	200	289
	Harley-Davidson Inc.	4.625%	7/28/45	1,155	1,311
	Hasbro Inc.	6.350%	3/15/40	1,304	1,681
	Hasbro Inc.	5.100%	5/15/44	625	706
	Home Depot Inc.	5.875%	12/16/36	7,500	11,350
	Home Depot Inc.	3.300%	4/15/40	2,470	2,906
	Home Depot Inc.	5.950%	4/1/41	2,310	3,589
	Home Depot Inc.	4.200%	4/1/43	4,616	5,984
	Home Depot Inc.	4.875%	2/15/44	2,913	4,103
	Home Depot Inc.	4.400%	3/15/45	972	1,295
	Home Depot Inc.	4.250%	4/1/46	4,249	5,659
	Home Depot Inc.	3.900%	6/15/47	3,858	4,901
	Home Depot Inc.	4.500%	12/6/48	5,195	7,283
	Home Depot Inc.	3.125%	12/15/49	2,275	2,610
	Home Depot Inc.	3.350%	4/15/50	2,800	3,316
	Home Depot Inc.	3.500%	9/15/56	758	941
	JD.com Inc.	4.125%	1/14/50	900	990
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,000	1,075
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	1,927	1,918
[2]	Johns Hopkins University	4.083%	7/1/53	1,631	2,164
	Kohl's Corp.	5.550%	7/17/45	975	1,046
	Lear Corp.	5.250%	5/15/49	1,350	1,646
	Leland Stanford Junior University	3.647%	5/1/48	1,310	1,677
	Lowe's Cos. Inc.	5.000%	4/15/40	800	1,088
	Lowe's Cos. Inc.	4.250%	9/15/44	448	532
	Lowe's Cos. Inc.	3.700%	4/15/46	2,054	2,415
	Lowe's Cos. Inc.	4.050%	5/3/47	3,665	4,534
	Lowe's Cos. Inc.	4.550%	4/5/49	1,975	2,624
	Lowe's Cos. Inc.	5.125%	4/15/50	2,100	3,101
	Lowe's Cos. Inc.	3.000%	10/15/50	4,625	4,924
[2]	Marriott International Inc.	3.500%	10/15/32	2,400	2,628
	Masco Corp.	4.500%	5/15/47	1,624	2,033
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	1,550	1,934
[2]	Massachusetts Institute of Technology	2.989%	7/1/50	1,425	1,638
	Massachusetts Institute of Technology	5.600%	7/1/11	1,600	2,798
	Massachusetts Institute of Technology	4.678%	7/1/14	955	1,432
	Massachusetts Institute of Technology	3.885%	7/1/16	2,566	3,263
88

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	McDonald's Corp.	4.700%	12/9/35	2,150	2,791
[2]	McDonald's Corp.	6.300%	10/15/37	1,224	1,839
[2]	McDonald's Corp.	6.300%	3/1/38	2,771	4,192
[2]	McDonald's Corp.	5.700%	2/1/39	1,750	2,503
[2]	McDonald's Corp.	4.875%	7/15/40	1,150	1,522
[2]	McDonald's Corp.	3.700%	2/15/42	2,419	2,820
[2]	McDonald's Corp.	3.625%	5/1/43	975	1,121
[2]	McDonald's Corp.	4.600%	5/26/45	1,634	2,126
[2]	McDonald's Corp.	4.875%	12/9/45	1,631	2,201
[2]	McDonald's Corp.	4.450%	3/1/47	3,684	4,773
[2]	McDonald's Corp.	4.450%	9/1/48	2,840	3,706
[2]	McDonald's Corp.	3.625%	9/1/49	2,700	3,149
[2]	McDonald's Corp.	4.200%	4/1/50	2,300	2,954
	NIKE Inc.	3.250%	3/27/40	1,970	2,283
	NIKE Inc.	3.625%	5/1/43	1,000	1,214
	NIKE Inc.	3.875%	11/1/45	2,719	3,475
	NIKE Inc.	3.375%	11/1/46	1,475	1,740
	NIKE Inc.	3.375%	3/27/50	3,023	3,714
[2]	Northwestern University	4.643%	12/1/44	1,700	2,249
[2]	Northwestern University	2.640%	12/1/50	470	483
[2]	Northwestern University	3.662%	12/1/57	570	719
	O'Reilly Automotive Inc.	1.750%	3/15/31	900	900
	President & Fellows of Harvard College	4.875%	10/15/40	1,115	1,592
	President & Fellows of Harvard College	3.150%	7/15/46	576	679
	President & Fellows of Harvard College	2.517%	10/15/50	1,900	2,020
	President & Fellows of Harvard College	3.300%	7/15/56	525	651
	PulteGroup Inc.	6.375%	5/15/33	2,500	3,425
	PulteGroup Inc.	6.000%	2/15/35	500	682
[2]	Rockefeller Foundation	2.492%	10/1/50	1,700	1,732
	Ross Stores Inc.	1.875%	4/15/31	1,300	1,304
	Snap-on Inc.	4.100%	3/1/48	1,195	1,529
	Snap-on Inc.	3.100%	5/1/50	1,000	1,120
	Stanley Black & Decker Inc.	5.200%	9/1/40	575	797
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,033	2,833
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,775	1,851
	Starbucks Corp.	4.300%	6/15/45	800	980
	Starbucks Corp.	3.750%	12/1/47	1,858	2,164
	Starbucks Corp.	4.500%	11/15/48	1,000	1,287
	Starbucks Corp.	4.450%	8/15/49	2,710	3,549
	Starbucks Corp.	3.350%	3/12/50	1,400	1,559
	Starbucks Corp.	3.500%	11/15/50	3,250	3,731
	TJX Cos. Inc.	1.600%	5/15/31	500	504
[2]	Trustees of Boston College	3.129%	7/1/52	1,200	1,308
[2]	Trustees of Boston University	4.061%	10/1/48	875	1,107
	Trustees of Princeton University	5.700%	3/1/39	1,100	1,669
[2]	Trustees of Princeton University	2.516%	7/1/50	1,400	1,481
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,050	1,075
	Trustees of the University of Pennsylvania	4.674%	9/1/12	1,100	1,576
	Trustees of the University of Pennsylvania	3.610%	2/15/19	450	503
[2]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	1,905	1,962
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,330	1,264
[2]	University of Chicago	2.547%	4/1/50	1,425	1,425
[2]	University of Chicago	4.003%	10/1/53	1,250	1,651
[2]	University of Notre Dame du Lac	3.438%	2/15/45	649	790
[2]	University of Notre Dame du Lac	3.394%	2/15/48	1,350	1,662
[2]	University of Southern California	3.028%	10/1/39	2,090	2,282
	University of Southern California	2.805%	10/1/50	525	569
	University of Southern California	5.250%	10/1/11	1,075	1,698
[2]	University of Southern California	3.226%	10/1/20	1,350	1,374
89

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Whirlpool Corp.	4.600%	5/15/50	1,775	2,302
[2]	William Marsh Rice University	3.574%	5/15/45	859	1,042
[2]	Yale University	2.402%	4/15/50	1,375	1,415
					340,909
Consumer Staples (4.36%)
	Altria Group Inc.	5.800%	2/14/39	2,350	3,087
	Altria Group Inc.	4.250%	8/9/42	2,202	2,455
	Altria Group Inc.	4.500%	5/2/43	4,486	5,144
	Altria Group Inc.	5.375%	1/31/44	6,583	8,419
	Altria Group Inc.	5.950%	2/14/49	4,405	6,155
	Altria Group Inc.	4.450%	5/6/50	1,395	1,651
	Altria Group Inc.	6.200%	2/14/59	3,060	4,289
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	12,051	15,251
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25,794	33,452
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	5,260	6,631
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,803	4,322
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,075	3,798
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,950	3,823
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,700	3,434
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	1,219
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,194	5,147
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,492	2,538
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	1,945	2,622
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,959	3,279
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	2,054	2,516
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,146	6,761
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,070	4,581
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	3,550	4,493
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,196	5,192
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	8,939	12,694
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	4,205	5,289
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,215	5,511
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,700	2,579
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,350	3,023
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,615	2,298
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	2,353
	Archer-Daniels-Midland Co.	3.750%	9/15/47	687	866
	Archer-Daniels-Midland Co.	4.500%	3/15/49	1,915	2,729
	BAT Capital Corp.	2.726%	3/25/31	2,625	2,718
	BAT Capital Corp.	4.390%	8/15/37	7,120	7,978
	BAT Capital Corp.	3.734%	9/25/40	1,350	1,405
	BAT Capital Corp.	4.540%	8/15/47	2,641	2,924
	BAT Capital Corp.	4.758%	9/6/49	4,125	4,723
	BAT Capital Corp.	5.282%	4/2/50	1,769	2,185
	BAT Capital Corp.	3.984%	9/25/50	4,625	4,806
	Brown-Forman Corp.	4.500%	7/15/45	1,925	2,586
	Campbell Soup Co.	4.800%	3/15/48	1,650	2,204
	Campbell Soup Co.	3.125%	4/24/50	1,575	1,664
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,658
	Coca-Cola Co.	1.375%	3/15/31	2,453	2,445
	Coca-Cola Co.	4.125%	3/25/40	100	129
	Coca-Cola Co.	2.500%	6/1/40	975	1,034
	Coca-Cola Co.	4.200%	3/25/50	1,975	2,712
	Coca-Cola Co.	2.600%	6/1/50	3,675	3,872
	Coca-Cola Co.	2.500%	3/15/51	3,500	3,610
	Coca-Cola Co.	2.750%	6/1/60	2,350	2,534
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	100	101
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,075	2,905
[2]	Colgate-Palmolive Co.	4.000%	8/15/45	1,800	2,413
	Conagra Brands Inc.	5.300%	11/1/38	650	864
90

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conagra Brands Inc.	5.400%	11/1/48	2,760	3,895
	Constellation Brands Inc.	4.500%	5/9/47	3,695	4,664
	Constellation Brands Inc.	4.100%	2/15/48	1,497	1,807
	Constellation Brands Inc.	5.250%	11/15/48	592	830
	Constellation Brands Inc.	3.750%	5/1/50	475	557
	Costco Wholesale Corp.	1.750%	4/20/32	2,725	2,828
	Diageo Capital plc	2.125%	4/29/32	2,150	2,265
	Diageo Capital plc	5.875%	9/30/36	1,525	2,199
	Diageo Capital plc	3.875%	4/29/43	750	928
	Diageo Investment Corp.	7.450%	4/15/35	775	1,300
	Diageo Investment Corp.	4.250%	5/11/42	1,202	1,533
	Dollar General Corp.	4.125%	4/3/50	2,400	3,030
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,200	1,778
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,000	1,314
	Estee Lauder Cos. Inc.	4.150%	3/15/47	700	919
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,525	1,749
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,365	2,946
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	3,990	4,433
	General Mills Inc.	4.550%	4/17/38	2,435	3,121
	General Mills Inc.	5.400%	6/15/40	1,175	1,652
	General Mills Inc.	4.150%	2/15/43	2,000	2,511
	Hershey Co.	3.125%	11/15/49	1,725	1,955
	Hershey Co.	2.650%	6/1/50	875	925
	Ingredion Inc.	3.900%	6/1/50	1,100	1,305
	J M Smucker Co.	4.250%	3/15/35	1,545	1,892
	J M Smucker Co.	3.550%	3/15/50	2,300	2,592
[2]	Kellogg Co.	7.450%	4/1/31	1,605	2,423
	Kellogg Co.	4.500%	4/1/46	1,534	1,977
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,375	1,840
	Keurig Dr Pepper Inc.	4.500%	11/15/45	2,745	3,499
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,425	1,795
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,500	1,794
	Kimberly-Clark Corp.	6.625%	8/1/37	1,425	2,329
	Kimberly-Clark Corp.	5.300%	3/1/41	1,179	1,709
	Kimberly-Clark Corp.	3.700%	6/1/43	480	598
	Kimberly-Clark Corp.	3.200%	7/30/46	2,250	2,659
	Kimberly-Clark Corp.	2.875%	2/7/50	800	897
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,201
	Kroger Co.	8.000%	9/15/29	775	1,121
	Kroger Co.	7.500%	4/1/31	770	1,128
	Kroger Co.	6.900%	4/15/38	750	1,132
	Kroger Co.	5.400%	7/15/40	1,130	1,519
	Kroger Co.	5.000%	4/15/42	1,425	1,884
	Kroger Co.	5.150%	8/1/43	1,269	1,727
	Kroger Co.	3.875%	10/15/46	1,750	2,047
	Kroger Co.	4.450%	2/1/47	1,208	1,521
	Kroger Co.	4.650%	1/15/48	1,596	2,068
	Kroger Co.	5.400%	1/15/49	1,425	2,063
	Kroger Co.	3.950%	1/15/50	1,250	1,503
	McCormick & Co. Inc.	4.200%	8/15/47	1,425	1,807
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,790	2,648
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,519	2,009
	Molson Coors Beverage Co.	5.000%	5/1/42	3,015	3,768
	Molson Coors Beverage Co.	4.200%	7/15/46	4,037	4,619
	Mondelez International Inc.	1.875%	10/15/32	2,000	2,028
	Mondelez International Inc.	2.625%	9/4/50	750	754
	PepsiCo Inc.	1.400%	2/25/31	1,825	1,831
	PepsiCo Inc.	5.500%	1/15/40	100	150
	PepsiCo Inc.	3.500%	3/19/40	1,500	1,797
	PepsiCo Inc.	4.875%	11/1/40	100	140
	PepsiCo Inc.	4.000%	3/5/42	3,078	3,957
91

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PepsiCo Inc.	3.600%	8/13/42	1,325	1,605
PepsiCo Inc.	4.250%	10/22/44	2,043	2,671
PepsiCo Inc.	4.600%	7/17/45	1,424	1,991
PepsiCo Inc.	4.450%	4/14/46	3,954	5,512
PepsiCo Inc.	3.450%	10/6/46	3,450	4,141
PepsiCo Inc.	4.000%	5/2/47	1,133	1,479
PepsiCo Inc.	3.375%	7/29/49	2,190	2,654
PepsiCo Inc.	2.875%	10/15/49	2,600	2,903
PepsiCo Inc.	3.625%	3/19/50	2,770	3,500
PepsiCo Inc.	3.875%	3/19/60	2,875	3,836
Philip Morris International Inc.	6.375%	5/16/38	3,415	5,150
Philip Morris International Inc.	4.375%	11/15/41	2,255	2,808
Philip Morris International Inc.	4.500%	3/20/42	1,577	1,989
Philip Morris International Inc.	3.875%	8/21/42	1,090	1,269
Philip Morris International Inc.	4.125%	3/4/43	2,300	2,815
Philip Morris International Inc.	4.875%	11/15/43	1,500	1,982
Philip Morris International Inc.	4.250%	11/10/44	2,879	3,620
Procter & Gamble Co.	5.550%	3/5/37	1,650	2,524
Procter & Gamble Co.	3.550%	3/25/40	2,161	2,688
Procter & Gamble Co.	3.500%	10/25/47	1,085	1,407
Procter & Gamble Co.	3.600%	3/25/50	2,734	3,666
Reynolds American Inc.	5.700%	8/15/35	3,381	4,268
Reynolds American Inc.	7.250%	6/15/37	887	1,217
Reynolds American Inc.	6.150%	9/15/43	2,600	3,364
Reynolds American Inc.	5.850%	8/15/45	2,452	3,130
Sysco Corp.	6.600%	4/1/40	1,200	1,752
Sysco Corp.	4.850%	10/1/45	1,831	2,286
Sysco Corp.	4.500%	4/1/46	1,470	1,778
Sysco Corp.	4.450%	3/15/48	1,450	1,747
Sysco Corp.	3.300%	2/15/50	825	864
Sysco Corp.	6.600%	4/1/50	3,743	5,750
Target Corp.	6.500%	10/15/37	1,000	1,612
Target Corp.	7.000%	1/15/38	1,500	2,496
Target Corp.	3.625%	4/15/46	2,225	2,797
Target Corp.	3.900%	11/15/47	1,600	2,090
Tyson Foods Inc.	4.875%	8/15/34	2,516	3,285
Tyson Foods Inc.	5.150%	8/15/44	1,063	1,459
Tyson Foods Inc.	4.550%	6/2/47	3,055	4,017
Tyson Foods Inc.	5.100%	9/28/48	2,640	3,794
Unilever Capital Corp.	5.900%	11/15/32	1,708	2,480
Walgreen Co.	4.400%	9/15/42	814	876
Walgreens Boots Alliance Inc.	4.500%	11/18/34	2,358	2,688
Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,091	3,500
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,411	1,550
Walgreens Boots Alliance Inc.	4.100%	4/15/50	2,100	2,229
Walmart Inc.	5.250%	9/1/35	4,565	6,630
Walmart Inc.	6.500%	8/15/37	910	1,463
Walmart Inc.	6.200%	4/15/38	5,243	8,297
Walmart Inc.	3.950%	6/28/38	1,487	1,886
Walmart Inc.	5.625%	4/1/40	2,089	3,185
Walmart Inc.	4.875%	7/8/40	965	1,351
Walmart Inc.	5.000%	10/25/40	1,515	2,181
Walmart Inc.	5.625%	4/15/41	2,706	4,125
Walmart Inc.	4.000%	4/11/43	2,596	3,318
Walmart Inc.	4.300%	4/22/44	1,869	2,523
Walmart Inc.	3.625%	12/15/47	2,996	3,794
Walmart Inc.	4.050%	6/29/48	8,029	10,874
Walmart Inc.	2.950%	9/24/49	200	230
				527,037
92

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy (4.58%)
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	2,161	2,453
	Baker Hughes Holdings LLC	5.125%	9/15/40	4,088	5,398
	BP Capital Markets America Inc.	3.000%	2/24/50	6,697	6,866
	BP Capital Markets America Inc.	2.772%	11/10/50	2,900	2,851
	BP Capital Markets America Inc.	2.939%	6/4/51	3,000	3,043
	Burlington Resources LLC	7.200%	8/15/31	935	1,395
	Burlington Resources LLC	7.400%	12/1/31	1,000	1,487
	Burlington Resources LLC	5.950%	10/15/36	1,817	2,566
	Canadian Natural Resources Ltd.	7.200%	1/15/32	935	1,245
	Canadian Natural Resources Ltd.	6.450%	6/30/33	2,029	2,668
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	879
	Canadian Natural Resources Ltd.	6.500%	2/15/37	725	953
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,600	2,136
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,300	1,778
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,900	2,399
	Chevron Corp.	2.978%	5/11/40	1,599	1,766
	Chevron Corp.	3.078%	5/11/50	2,300	2,537
	Chevron USA Inc.	2.343%	8/12/50	1,000	966
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,300	1,784
	Concho Resources Inc.	2.400%	2/15/31	500	522
	Concho Resources Inc.	4.875%	10/1/47	2,800	3,766
	Concho Resources Inc.	4.850%	8/15/48	1,300	1,734
	Conoco Funding Co.	7.250%	10/15/31	2,880	4,292
	ConocoPhillips	5.900%	10/15/32	2,429	3,306
	ConocoPhillips	5.900%	5/15/38	2,272	3,254
	ConocoPhillips	6.500%	2/1/39	2,685	4,102
	ConocoPhillips Co.	4.300%	11/15/44	2,177	2,753
	ConocoPhillips Co.	5.950%	3/15/46	2,008	3,059
	Devon Energy Corp.	7.875%	9/30/31	1,591	2,207
	Devon Energy Corp.	7.950%	4/15/32	1,151	1,614
	Devon Energy Corp.	5.600%	7/15/41	2,379	2,888
	Devon Energy Corp.	4.750%	5/15/42	2,252	2,522
	Devon Energy Corp.	5.000%	6/15/45	1,750	2,069
	Enable Midstream Partners LP	5.000%	5/15/44	1,275	1,210
[2]	Enbridge Energy Partners LP	7.500%	4/15/38	1,381	1,952
	Enbridge Energy Partners LP	5.500%	9/15/40	2,025	2,533
	Enbridge Energy Partners LP	7.375%	10/15/45	2,590	3,974
	Enbridge Inc.	4.500%	6/10/44	500	585
	Enbridge Inc.	4.000%	11/15/49	1,000	1,139
	Energy Transfer Operating LP	4.900%	3/15/35	1,250	1,364
	Energy Transfer Operating LP	6.625%	10/15/36	1,226	1,468
[2]	Energy Transfer Operating LP	5.800%	6/15/38	1,700	1,942
	Energy Transfer Operating LP	7.500%	7/1/38	2,105	2,763
	Energy Transfer Operating LP	6.050%	6/1/41	1,650	1,893
	Energy Transfer Operating LP	6.500%	2/1/42	2,530	3,068
	Energy Transfer Operating LP	5.150%	2/1/43	1,399	1,472
	Energy Transfer Operating LP	5.950%	10/1/43	1,700	1,906
	Energy Transfer Operating LP	5.150%	3/15/45	3,051	3,291
	Energy Transfer Operating LP	6.125%	12/15/45	3,120	3,643
	Energy Transfer Operating LP	5.300%	4/15/47	2,300	2,533
	Energy Transfer Operating LP	6.000%	6/15/48	3,192	3,784
	Energy Transfer Operating LP	6.250%	4/15/49	3,281	3,958
	Energy Transfer Operating LP	5.000%	5/15/50	2,150	2,346
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,394
[2]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,744
	Enterprise Products Operating LLC	7.550%	4/15/38	1,275	1,934
	Enterprise Products Operating LLC	6.125%	10/15/39	2,185	3,019
	Enterprise Products Operating LLC	5.950%	2/1/41	1,078	1,476
	Enterprise Products Operating LLC	5.700%	2/15/42	2,375	3,259
	Enterprise Products Operating LLC	4.850%	8/15/42	2,480	3,058
93

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.450%	2/15/43	1,003	1,196
	Enterprise Products Operating LLC	4.850%	3/15/44	994	1,224
	Enterprise Products Operating LLC	5.100%	2/15/45	2,890	3,650
	Enterprise Products Operating LLC	4.900%	5/15/46	1,450	1,816
	Enterprise Products Operating LLC	4.250%	2/15/48	4,000	4,661
	Enterprise Products Operating LLC	4.800%	2/1/49	3,265	4,122
	Enterprise Products Operating LLC	4.200%	1/31/50	2,565	3,010
	Enterprise Products Operating LLC	3.700%	1/31/51	1,900	2,084
	Enterprise Products Operating LLC	3.200%	2/15/52	4,840	4,882
	Enterprise Products Operating LLC	4.950%	10/15/54	2,217	2,791
	Enterprise Products Operating LLC	3.950%	1/31/60	2,620	2,872
	EOG Resources Inc.	3.900%	4/1/35	837	976
	EOG Resources Inc.	4.950%	4/15/50	2,135	2,888
	Exxon Mobil Corp.	2.995%	8/16/39	1,037	1,123
	Exxon Mobil Corp.	4.227%	3/19/40	4,782	5,929
	Exxon Mobil Corp.	3.567%	3/6/45	2,300	2,627
	Exxon Mobil Corp.	4.114%	3/1/46	6,381	7,855
	Exxon Mobil Corp.	3.095%	8/16/49	1,925	2,074
	Exxon Mobil Corp.	4.327%	3/19/50	8,397	10,937
	Exxon Mobil Corp.	3.452%	4/15/51	6,350	7,253
	Halliburton Co.	4.850%	11/15/35	4,246	4,872
	Halliburton Co.	6.700%	9/15/38	2,374	3,137
	Halliburton Co.	4.500%	11/15/41	2,075	2,244
	Halliburton Co.	4.750%	8/1/43	3,785	4,206
	Halliburton Co.	5.000%	11/15/45	3,600	4,253
	Hess Corp.	7.300%	8/15/31	1,445	1,864
	Hess Corp.	7.125%	3/15/33	1,000	1,295
	Hess Corp.	6.000%	1/15/40	1,916	2,333
	Hess Corp.	5.600%	2/15/41	3,100	3,763
	Hess Corp.	5.800%	4/1/47	1,250	1,583
	Husky Energy Inc.	6.800%	9/15/37	1,000	1,252
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	637
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	701
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,025	2,806
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,500	1,879
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	650	843
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,119	4,274
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,970	2,577
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,116	1,471
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,596	3,398
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,300	1,575
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,937	2,234
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	750	855
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	2,071	2,393
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,213	2,765
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,450	1,774
[2]	Kinder Morgan Inc.	7.800%	8/1/31	1,954	2,784
[2]	Kinder Morgan Inc.	7.750%	1/15/32	975	1,404
	Kinder Morgan Inc.	5.550%	6/1/45	3,550	4,542
	Kinder Morgan Inc.	5.050%	2/15/46	1,593	1,949
	Kinder Morgan Inc.	5.200%	3/1/48	1,380	1,738
	Kinder Morgan Inc.	3.250%	8/1/50	2,260	2,264
	Magellan Midstream Partners LP	5.150%	10/15/43	1,665	2,105
	Magellan Midstream Partners LP	4.250%	9/15/46	1,600	1,819
	Magellan Midstream Partners LP	4.200%	10/3/47	2,000	2,278
	Magellan Midstream Partners LP	3.950%	3/1/50	1,225	1,374
	Marathon Oil Corp.	6.800%	3/15/32	1,500	1,846
	Marathon Oil Corp.	6.600%	10/1/37	2,600	3,211
	Marathon Oil Corp.	5.200%	6/1/45	1,000	1,146
	Marathon Petroleum Corp.	6.500%	3/1/41	2,150	2,884
	Marathon Petroleum Corp.	4.750%	9/15/44	2,716	3,110
94

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marathon Petroleum Corp.	4.500%	4/1/48	1,925	2,161
	Marathon Petroleum Corp.	5.000%	9/15/54	1,175	1,337
	MPLX LP	4.500%	4/15/38	3,405	3,852
	MPLX LP	5.200%	3/1/47	2,688	3,259
[2,3]	MPLX LP	5.200%	12/1/47	600	721
	MPLX LP	5.200%	12/1/47	1,480	1,778
	MPLX LP	4.700%	4/15/48	4,185	4,970
	MPLX LP	5.500%	2/15/49	2,500	3,241
	MPLX LP	4.900%	4/15/58	1,200	1,400
	National Oilwell Varco Inc.	3.950%	12/1/42	2,625	2,648
	Noble Energy Inc.	6.000%	3/1/41	2,075	3,097
	Noble Energy Inc.	5.250%	11/15/43	2,380	3,353
	Noble Energy Inc.	5.050%	11/15/44	2,031	2,826
	Noble Energy Inc.	4.950%	8/15/47	1,725	2,413
	Noble Energy Inc.	4.200%	10/15/49	1,191	1,511
	ONEOK Inc.	6.350%	1/15/31	450	576
	ONEOK Inc.	6.000%	6/15/35	1,335	1,635
	ONEOK Inc.	4.950%	7/13/47	1,655	1,822
	ONEOK Inc.	5.200%	7/15/48	1,900	2,185
	ONEOK Inc.	4.450%	9/1/49	2,025	2,115
	ONEOK Inc.	4.500%	3/15/50	1,000	1,060
	ONEOK Inc.	7.150%	1/15/51	850	1,184
	ONEOK Partners LP	6.650%	10/1/36	2,145	2,687
	ONEOK Partners LP	6.850%	10/15/37	1,250	1,605
	ONEOK Partners LP	6.125%	2/1/41	1,775	2,113
	ONEOK Partners LP	6.200%	9/15/43	1,056	1,286
	Phillips 66	4.650%	11/15/34	2,606	3,178
	Phillips 66	5.875%	5/1/42	3,600	5,002
	Phillips 66	4.875%	11/15/44	2,980	3,747
	Phillips 66 Partners LP	4.680%	2/15/45	840	902
	Phillips 66 Partners LP	4.900%	10/1/46	1,750	1,971
	Plains All American Pipeline LP	6.650%	1/15/37	2,075	2,511
	Plains All American Pipeline LP	5.150%	6/1/42	375	401
	Plains All American Pipeline LP	4.300%	1/31/43	1,150	1,124
	Plains All American Pipeline LP	4.700%	6/15/44	2,700	2,808
	Plains All American Pipeline LP	4.900%	2/15/45	650	688
	Shell International Finance BV	4.125%	5/11/35	4,732	5,879
	Shell International Finance BV	6.375%	12/15/38	2,779	4,296
	Shell International Finance BV	5.500%	3/25/40	3,020	4,339
	Shell International Finance BV	3.625%	8/21/42	2,032	2,353
	Shell International Finance BV	4.550%	8/12/43	4,735	6,297
	Shell International Finance BV	4.375%	5/11/45	6,721	8,843
	Shell International Finance BV	4.000%	5/10/46	5,682	7,122
	Shell International Finance BV	3.750%	9/12/46	2,604	3,145
	Shell International Finance BV	3.125%	11/7/49	2,889	3,204
	Shell International Finance BV	3.250%	4/6/50	5,285	5,943
	Spectra Energy Partners LP	5.950%	9/25/43	957	1,241
	Spectra Energy Partners LP	4.500%	3/15/45	1,675	1,972
	Suncor Energy Inc.	7.150%	2/1/32	1,475	2,060
	Suncor Energy Inc.	5.350%	7/15/33	1,000	1,222
	Suncor Energy Inc.	5.950%	12/1/34	2,000	2,614
	Suncor Energy Inc.	5.950%	5/15/35	1,975	2,566
	Suncor Energy Inc.	6.800%	5/15/38	1,660	2,328
	Suncor Energy Inc.	6.500%	6/15/38	2,005	2,796
	Suncor Energy Inc.	6.850%	6/1/39	1,860	2,607
	Suncor Energy Inc.	4.000%	11/15/47	1,640	1,848
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	300	342
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,233	1,315
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	2,530	2,818
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	3,400	3,749
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,526
95

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Eastern Transmission LP	7.000%	7/15/32	1,000	1,373
	Total Capital International SA	2.986%	6/29/41	1,850	2,013
	Total Capital International SA	3.461%	7/12/49	2,660	3,065
	Total Capital International SA	3.127%	5/29/50	4,950	5,381
	Total Capital International SA	3.386%	6/29/60	1,900	2,145
	TransCanada PipeLines Ltd.	4.625%	3/1/34	2,722	3,282
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	1,029
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,700	2,264
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,208	3,064
	TransCanada PipeLines Ltd.	4.750%	5/15/38	2,262	2,811
	TransCanada PipeLines Ltd.	7.625%	1/15/39	2,330	3,592
	TransCanada PipeLines Ltd.	6.100%	6/1/40	2,100	2,819
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,969	2,471
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,350	3,026
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,325	3,114
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,395	1,767
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,495	1,738
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,535	1,850
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,200	1,349
	Valero Energy Corp.	7.500%	4/15/32	2,365	3,267
	Valero Energy Corp.	6.625%	6/15/37	2,675	3,541
	Valero Energy Corp.	4.900%	3/15/45	1,981	2,309
[2]	Williams Cos. Inc.	7.500%	1/15/31	1,260	1,687
	Williams Cos. Inc.	6.300%	4/15/40	3,550	4,713
	Williams Cos. Inc.	5.800%	11/15/43	1,000	1,270
	Williams Cos. Inc.	5.400%	3/4/44	1,522	1,874
	Williams Cos. Inc.	5.750%	6/24/44	3,000	3,922
	Williams Cos. Inc.	5.100%	9/15/45	2,425	3,002
	Williams Cos. Inc.	4.850%	3/1/48	1,730	2,111
					552,815
Financials (8.76%)
	Aflac Inc.	4.000%	10/15/46	1,339	1,622
	Aflac Inc.	4.750%	1/15/49	1,242	1,722
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,365	2,703
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,975	1,971
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,375	1,922
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,425	3,018
	Alleghany Corp.	4.900%	9/15/44	975	1,256
	Allstate Corp.	5.550%	5/9/35	500	737
	Allstate Corp.	5.950%	4/1/36	1,050	1,522
	Allstate Corp.	4.500%	6/15/43	1,600	2,145
	Allstate Corp.	4.200%	12/15/46	1,901	2,499
	Allstate Corp.	3.850%	8/10/49	1,950	2,471
[2]	Allstate Corp.	6.500%	5/15/57	1,160	1,554
[2]	Ally Financial Inc.	8.000%	11/1/31	4,824	7,043
	Ally Financial Inc.	8.000%	11/1/31	2,885	4,119
	American Campus Communities Operating Partnership LP	3.875%	1/30/31	700	786
	American Express Co.	4.050%	12/3/42	3,092	3,947
	American Financial Group Inc.	4.500%	6/15/47	1,270	1,528
	American International Group Inc.	3.875%	1/15/35	2,211	2,651
	American International Group Inc.	4.700%	7/10/35	725	928
	American International Group Inc.	6.250%	5/1/36	1,941	2,800
	American International Group Inc.	4.500%	7/16/44	6,119	7,827
	American International Group Inc.	4.800%	7/10/45	1,121	1,486
	American International Group Inc.	4.750%	4/1/48	2,635	3,529
	American International Group Inc.	4.375%	6/30/50	1,560	2,022
	American International Group Inc.	4.375%	1/15/55	3,050	3,905
[2]	American International Group Inc.	8.175%	5/15/58	1,000	1,460
	American Tower Corp.	3.700%	10/15/49	875	991
	American Tower Corp.	3.100%	6/15/50	2,760	2,833
96

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	2.950%	1/15/51	500	500
	Aon Corp.	6.250%	9/30/40	1,020	1,516
	Aon plc	4.600%	6/14/44	1,017	1,337
	Aon plc	4.750%	5/15/45	1,429	1,942
	Arch Capital Finance LLC	5.031%	12/15/46	1,500	2,038
	Arch Capital Group Ltd.	7.350%	5/1/34	845	1,292
	Arch Capital Group Ltd.	3.635%	6/30/50	1,650	1,913
	Arch Capital Group US Inc.	5.144%	11/1/43	1,265	1,715
	Athene Holding Ltd.	3.500%	1/15/31	1,600	1,699
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	1,005	1,078
[2]	AvalonBay Communities Inc.	3.900%	10/15/46	1,140	1,390
[2]	AvalonBay Communities Inc.	4.150%	7/1/47	775	977
[2]	AvalonBay Communities Inc.	4.350%	4/15/48	410	532
	Bank of America Corp.	6.110%	1/29/37	5,150	7,483
[2]	Bank of America Corp.	4.244%	4/24/38	6,185	7,595
	Bank of America Corp.	7.750%	5/14/38	5,723	9,739
[2]	Bank of America Corp.	4.078%	4/23/40	4,385	5,335
[2]	Bank of America Corp.	2.676%	6/19/41	11,443	11,914
[2]	Bank of America Corp.	5.875%	2/7/42	3,920	5,953
[2]	Bank of America Corp.	5.000%	1/21/44	4,611	6,425
[2]	Bank of America Corp.	4.875%	4/1/44	1,568	2,157
[2]	Bank of America Corp.	4.750%	4/21/45	1,190	1,609
[2]	Bank of America Corp.	4.443%	1/20/48	509	674
[2]	Bank of America Corp.	3.946%	1/23/49	4,970	6,124
[2]	Bank of America Corp.	4.330%	3/15/50	7,690	10,060
[2]	Bank of America Corp.	4.083%	3/20/51	13,675	17,197
[2]	Bank of America Corp.	2.831%	10/24/51	1,700	1,770
[2]	Bank of America NA	6.000%	10/15/36	616	921
	Barclays plc	5.250%	8/17/45	3,025	4,134
	Barclays plc	4.950%	1/10/47	3,420	4,636
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,063	3,159
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,540	2,036
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,090	2,755
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,618	7,367
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,235	5,600
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,100	3,320
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,424	4,624
	BlackRock Inc.	1.900%	1/28/31	3,530	3,687
	Boston Properties LP	3.250%	1/30/31	1,816	1,998
	Brighthouse Financial Inc.	4.700%	6/22/47	2,433	2,538
	Brookfield Finance Inc.	4.700%	9/20/47	1,025	1,297
	Brookfield Finance Inc.	3.500%	3/30/51	2,050	2,198
	Brookfield Finance LLC	3.450%	4/15/50	950	1,005
	Brown & Brown Inc.	2.375%	3/15/31	1,750	1,820
	Camden Property Trust	3.350%	11/1/49	750	862
	Charles Schwab Corp.	1.650%	3/11/31	1,000	1,005
	Chubb Corp.	6.000%	5/11/37	1,188	1,789
[2]	Chubb Corp.	6.500%	5/15/38	3,276	5,204
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,760	2,741
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,452	1,870
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,961	4,000
	Cincinnati Financial Corp.	6.125%	11/1/34	900	1,251
	Citigroup Inc.	6.625%	6/15/32	3,380	4,788
	Citigroup Inc.	6.000%	10/31/33	1,832	2,485
	Citigroup Inc.	6.125%	8/25/36	2,108	2,945
[2]	Citigroup Inc.	3.878%	1/24/39	2,375	2,826
	Citigroup Inc.	8.125%	7/15/39	4,004	7,149
[2]	Citigroup Inc.	5.316%	3/26/41	4,000	5,618
	Citigroup Inc.	5.875%	1/30/42	3,200	4,853
	Citigroup Inc.	6.675%	9/13/43	2,394	3,872
	Citigroup Inc.	5.300%	5/6/44	4,099	5,748
97

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.650%	7/30/45	2,175	2,910
	Citigroup Inc.	4.750%	5/18/46	3,368	4,473
[2]	Citigroup Inc.	4.281%	4/24/48	425	552
	Citigroup Inc.	4.650%	7/23/48	3,650	5,017
[2,3]	Citizens Financial Group Inc.	2.638%	9/30/32	1,500	1,583
	CME Group Inc.	5.300%	9/15/43	2,340	3,480
	CME Group Inc.	4.150%	6/15/48	1,125	1,514
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,984	4,407
	Cooperatieve Rabobank UA	5.750%	12/1/43	955	1,413
	Cooperatieve Rabobank UA	5.250%	8/4/45	5,391	7,547
	Credit Suisse Group AG	4.875%	5/15/45	5,595	7,812
	Credit Suisse USA Inc.	7.125%	7/15/32	1,525	2,370
	Crown Castle International Corp.	4.750%	5/15/47	2,533	3,226
	Crown Castle International Corp.	5.200%	2/15/49	1,375	1,866
	Crown Castle International Corp.	4.000%	11/15/49	300	349
	Crown Castle International Corp.	4.150%	7/1/50	1,200	1,440
	Crown Castle International Corp.	3.250%	1/15/51	3,100	3,209
	Duke Realty LP	3.050%	3/1/50	830	902
	Equinix Inc.	3.000%	7/15/50	1,711	1,734
	Equinix Inc.	2.950%	9/15/51	1,163	1,176
	Equitable Holdings Inc.	5.000%	4/20/48	4,010	5,282
	ERP Operating LP	4.500%	7/1/44	1,895	2,479
	ERP Operating LP	4.500%	6/1/45	700	919
	ERP Operating LP	4.000%	8/1/47	950	1,174
	Essex Portfolio LP	1.650%	1/15/31	750	744
	Essex Portfolio LP	2.650%	3/15/32	1,495	1,593
	Essex Portfolio LP	4.500%	3/15/48	1,180	1,521
	Essex Portfolio LP	2.650%	9/1/50	725	683
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	1,471
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,500	2,822
	Federal Realty Investment Trust	4.500%	12/1/44	845	1,009
	Fidelity National Financial Inc.	2.450%	3/15/31	750	761
	Fifth Third Bancorp	8.250%	3/1/38	2,701	4,557
[2]	First Republic Bank	4.375%	8/1/46	850	1,074
[2]	First Republic Bank	4.625%	2/13/47	1,275	1,676
	Fiserv Inc.	4.400%	7/1/49	4,800	6,428
	GATX Corp.	5.200%	3/15/44	550	726
[2,3]	GE Capital Funding LLC	4.550%	5/15/32	2,685	3,219
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	26,831	31,913
	Global Payments Inc.	4.150%	8/15/49	2,309	2,831
	Goldman Sachs Capital I	6.345%	2/15/34	2,000	2,802
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,750	3,956
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,617	2,360
	Goldman Sachs Group Inc.	6.750%	10/1/37	14,502	21,977
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	307	374
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	9,691	12,337
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,221	11,266
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,957	5,470
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,950	5,449
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,279	4,551
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,450	2,021
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,612	2,411
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,260	1,574
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,050	1,235
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	1,100	1,099
	Healthpeak Properties Inc.	2.875%	1/15/31	1,450	1,573
	Healthpeak Properties Inc.	6.750%	2/1/41	625	919
	Highwoods Realty LP	2.600%	2/1/31	1,100	1,119
[2]	HSBC Bank USA NA	5.875%	11/1/34	1,653	2,310
[2]	HSBC Bank USA NA	7.000%	1/15/39	1,050	1,664
[2]	HSBC Holdings plc	7.625%	5/17/32	999	1,450
98

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	6.500%	5/2/36	5,126	7,410
	HSBC Holdings plc	6.500%	9/15/37	8,170	11,827
	HSBC Holdings plc	6.100%	1/14/42	3,445	5,181
	HSBC Holdings plc	5.250%	3/14/44	4,852	6,744
	Intercontinental Exchange Inc.	1.850%	9/15/32	3,567	3,596
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,650	1,692
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,800	2,280
	Intercontinental Exchange Inc.	3.000%	6/15/50	5,075	5,375
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,000	4,176
	Invesco Finance plc	5.375%	11/30/43	1,370	1,771
	Jefferies Group LLC	2.750%	10/15/32	1,100	1,143
	Jefferies Group LLC	6.250%	1/15/36	1,200	1,592
	Jefferies Group LLC	6.500%	1/20/43	1,025	1,402
	JPMorgan Chase & Co.	6.400%	5/15/38	3,336	5,164
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	6,505	7,862
	JPMorgan Chase & Co.	5.500%	10/15/40	4,075	5,974
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	4,025	4,494
	JPMorgan Chase & Co.	5.600%	7/15/41	4,825	7,265
	JPMorgan Chase & Co.	5.400%	1/6/42	2,318	3,426
	JPMorgan Chase & Co.	5.625%	8/16/43	3,883	5,826
	JPMorgan Chase & Co.	4.850%	2/1/44	4,401	6,327
	JPMorgan Chase & Co.	4.950%	6/1/45	4,864	6,859
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	5,630	7,307
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	4,505	5,697
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	7,618	9,568
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	3,810	4,790
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	5,734	6,343
	Kilroy Realty LP	2.500%	11/15/32	1,400	1,411
	Kimco Realty Corp.	4.250%	4/1/45	1,375	1,546
	Kimco Realty Corp.	4.125%	12/1/46	1,250	1,345
	Kimco Realty Corp.	4.450%	9/1/47	1,425	1,663
	Kimco Realty Corp.	3.700%	10/1/49	175	186
	Legg Mason Inc.	5.625%	1/15/44	1,850	2,666
	Lincoln National Corp.	3.400%	1/15/31	100	114
	Lincoln National Corp.	6.300%	10/9/37	1,505	2,073
	Lincoln National Corp.	7.000%	6/15/40	530	807
	Lincoln National Corp.	4.350%	3/1/48	1,575	2,005
	Lincoln National Corp.	4.375%	6/15/50	1,380	1,779
	Lloyds Banking Group plc	5.300%	12/1/45	955	1,307
	Lloyds Banking Group plc	4.344%	1/9/48	5,000	6,103
	Loews Corp.	6.000%	2/1/35	1,075	1,551
	Loews Corp.	4.125%	5/15/43	1,090	1,292
	Manulife Financial Corp.	5.375%	3/4/46	1,771	2,562
	Markel Corp.	5.000%	4/5/46	1,790	2,427
	Markel Corp.	4.300%	11/1/47	622	786
	Markel Corp.	5.000%	5/20/49	926	1,272
	Markel Corp.	4.150%	9/17/50	1,250	1,570
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,095	1,562
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,170	1,564
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,750	2,324
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	760	990
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,304	3,322
	Mastercard Inc.	3.800%	11/21/46	1,600	2,021
	Mastercard Inc.	3.950%	2/26/48	1,400	1,808
	Mastercard Inc.	3.650%	6/1/49	1,821	2,251
	Mastercard Inc.	3.850%	3/26/50	3,850	4,948
	MetLife Inc.	6.500%	12/15/32	1,725	2,618
	MetLife Inc.	6.375%	6/15/34	2,047	3,115
	MetLife Inc.	5.700%	6/15/35	4,702	6,892
[2]	MetLife Inc.	6.400%	12/15/36	2,695	3,443
[2]	MetLife Inc.	10.750%	8/1/39	840	1,430
99

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	5.875%	2/6/41	2,448	3,737
	MetLife Inc.	4.125%	8/13/42	675	856
	MetLife Inc.	4.875%	11/13/43	861	1,216
	MetLife Inc.	4.721%	12/15/44	1,225	1,675
	MetLife Inc.	4.050%	3/1/45	2,283	2,907
	MetLife Inc.	4.600%	5/13/46	1,100	1,515
	Mid-America Apartments LP	1.700%	2/15/31	1,300	1,294
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	872	1,109
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,245	1,566
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,550	4,291
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	800	851
[2]	Morgan Stanley	1.794%	2/13/32	7,000	7,032
	Morgan Stanley	7.250%	4/1/32	3,000	4,615
[2]	Morgan Stanley	3.971%	7/22/38	3,485	4,279
[2]	Morgan Stanley	4.457%	4/22/39	2,572	3,314
	Morgan Stanley	6.375%	7/24/42	2,910	4,735
	Morgan Stanley	4.300%	1/27/45	8,284	11,024
	Morgan Stanley	4.375%	1/22/47	1,495	2,025
[2]	Morgan Stanley	5.597%	3/24/51	8,383	13,399
	Nasdaq Inc.	1.650%	1/15/31	1,500	1,486
	Nasdaq Inc.	2.500%	12/21/40	1,000	984
	Nasdaq Inc.	3.250%	4/28/50	1,615	1,764
	National Retail Properties Inc.	4.800%	10/15/48	950	1,179
[2]	Nationwide Financial Services Inc.	6.750%	5/15/37	825	985
	Omega Healthcare Investors Inc.	3.375%	2/1/31	2,300	2,413
	PayPal Holdings Inc.	3.250%	6/1/50	2,600	2,977
	Principal Financial Group Inc.	4.625%	9/15/42	1,245	1,603
	Principal Financial Group Inc.	4.350%	5/15/43	807	1,012
	Principal Financial Group Inc.	4.300%	11/15/46	1,630	2,066
	Progressive Corp.	4.350%	4/25/44	2,555	3,363
	Progressive Corp.	4.125%	4/15/47	3,213	4,234
	Progressive Corp.	4.200%	3/15/48	1,335	1,783
	Progressive Corp.	3.950%	3/26/50	650	849
	Prologis LP	4.375%	9/15/48	1,175	1,607
	Prologis LP	3.000%	4/15/50	1,245	1,374
	Prologis LP	2.125%	10/15/50	1,100	1,010
[2]	Prudential Financial Inc.	5.750%	7/15/33	550	745
[2]	Prudential Financial Inc.	5.700%	12/14/36	1,490	2,141
[2]	Prudential Financial Inc.	6.625%	12/1/37	868	1,300
[2]	Prudential Financial Inc.	3.000%	3/10/40	1,191	1,295
[2]	Prudential Financial Inc.	6.625%	6/21/40	749	1,157
[2]	Prudential Financial Inc.	6.200%	11/15/40	960	1,345
[2]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,481
[2]	Prudential Financial Inc.	4.600%	5/15/44	1,228	1,599
	Prudential Financial Inc.	3.905%	12/7/47	3,700	4,456
	Prudential Financial Inc.	3.935%	12/7/49	2,693	3,268
[2]	Prudential Financial Inc.	4.350%	2/25/50	2,900	3,770
[2]	Prudential Financial Inc.	3.700%	3/13/51	1,039	1,241
	Raymond James Financial Inc.	4.950%	7/15/46	2,120	2,898
	Realty Income Corp.	3.250%	1/15/31	2,470	2,799
	Realty Income Corp.	1.800%	3/15/33	2,200	2,203
	Realty Income Corp.	4.650%	3/15/47	1,931	2,625
	Regency Centers LP	4.400%	2/1/47	1,170	1,350
	Regency Centers LP	4.650%	3/15/49	739	891
[2]	Regions Bank	6.450%	6/26/37	1,150	1,621
	Regions Financial Corp.	7.375%	12/10/37	1,000	1,524
	Selective Insurance Group Inc.	5.375%	3/1/49	850	1,066
	Simon Property Group LP	6.750%	2/1/40	887	1,314
	Simon Property Group LP	4.750%	3/15/42	755	921
	Simon Property Group LP	4.250%	10/1/44	2,087	2,392
	Simon Property Group LP	4.250%	11/30/46	2,475	2,879
100

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	3.250%	9/13/49	2,925	2,995
	Simon Property Group LP	3.800%	7/15/50	650	721
	Spirit Realty LP	3.200%	2/15/31	250	264
	Transatlantic Holdings Inc.	8.000%	11/30/39	770	1,223
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,631
[2]	Travelers Cos. Inc.	6.250%	6/15/37	1,790	2,727
	Travelers Cos. Inc.	5.350%	11/1/40	1,780	2,558
	Travelers Cos. Inc.	4.600%	8/1/43	1,863	2,535
	Travelers Cos. Inc.	4.300%	8/25/45	925	1,226
	Travelers Cos. Inc.	3.750%	5/15/46	785	981
	Travelers Cos. Inc.	4.000%	5/30/47	625	812
	Travelers Cos. Inc.	4.050%	3/7/48	900	1,190
	Travelers Cos. Inc.	4.100%	3/4/49	1,650	2,193
	Travelers Cos. Inc.	2.550%	4/27/50	945	986
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,653	2,473
	UDR Inc.	3.000%	8/15/31	2,230	2,457
[2]	UDR Inc.	2.100%	8/1/32	400	407
[2]	UDR Inc.	1.900%	3/15/33	500	497
	UDR Inc.	3.100%	11/1/34	675	758
	Unum Group	5.750%	8/15/42	1,200	1,455
	Unum Group	4.500%	12/15/49	1,100	1,171
	Ventas Realty LP	5.700%	9/30/43	1,070	1,389
	Ventas Realty LP	4.375%	2/1/45	325	360
	Ventas Realty LP	4.875%	4/15/49	675	838
	VEREIT Operating Partnership LP	2.850%	12/15/32	1,275	1,331
	Visa Inc.	1.100%	2/15/31	3,100	3,039
	Visa Inc.	4.150%	12/14/35	4,630	6,005
	Visa Inc.	2.700%	4/15/40	2,975	3,236
	Visa Inc.	4.300%	12/14/45	4,406	6,014
	Visa Inc.	3.650%	9/15/47	3,580	4,473
	Visa Inc.	2.000%	8/15/50	5,333	5,034
	Voya Financial Inc.	5.700%	7/15/43	1,225	1,674
	Voya Financial Inc.	4.800%	6/15/46	700	885
	W R Berkley Corp.	4.750%	8/1/44	1,480	1,937
	Wachovia Corp.	7.500%	4/15/35	1,490	2,192
	Wachovia Corp.	5.500%	8/1/35	1,322	1,776
	Wells Fargo & Co.	5.375%	2/7/35	2,490	3,389
[2]	Wells Fargo & Co.	5.950%	12/15/36	1,804	2,394
[2]	Wells Fargo & Co.	3.068%	4/30/41	9,250	10,021
	Wells Fargo & Co.	5.375%	11/2/43	5,293	7,343
	Wells Fargo & Co.	5.606%	1/15/44	4,020	5,675
[2]	Wells Fargo & Co.	4.650%	11/4/44	5,878	7,523
	Wells Fargo & Co.	3.900%	5/1/45	5,326	6,649
[2]	Wells Fargo & Co.	4.900%	11/17/45	4,397	5,849
[2]	Wells Fargo & Co.	4.400%	6/14/46	4,391	5,481
[2]	Wells Fargo & Co.	4.750%	12/7/46	6,200	8,110
[2]	Wells Fargo & Co.	5.013%	4/4/51	12,000	17,035
	Wells Fargo Bank NA	5.950%	8/26/36	53	74
[2]	Wells Fargo Bank NA	5.850%	2/1/37	2,486	3,496
[2]	Wells Fargo Bank NA	6.600%	1/15/38	2,154	3,266
	Welltower Inc.	2.750%	1/15/31	1,500	1,596
	Welltower Inc.	6.500%	3/15/41	650	909
	Welltower Inc.	4.950%	9/1/48	1,350	1,752
	Western Union Co.	6.200%	11/17/36	1,500	1,894
	Westpac Banking Corp.	4.421%	7/24/39	1,484	1,884
	Westpac Banking Corp.	2.963%	11/16/40	3,750	3,994
	Weyerhaeuser Co.	7.375%	3/15/32	1,858	2,780
	Willis North America Inc.	5.050%	9/15/48	950	1,332
	Willis North America Inc.	3.875%	9/15/49	2,025	2,469
	XLIT Ltd.	5.250%	12/15/43	950	1,361
101

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	XLIT Ltd.	5.500%	3/31/45	1,150	1,608
					1,058,422
Health Care (7.65%)
	Abbott Laboratories	4.750%	11/30/36	4,425	6,090
	Abbott Laboratories	6.150%	11/30/37	1,828	2,867
	Abbott Laboratories	6.000%	4/1/39	1,845	2,858
	Abbott Laboratories	5.300%	5/27/40	1,433	2,111
	Abbott Laboratories	4.750%	4/15/43	1,075	1,506
	Abbott Laboratories	4.900%	11/30/46	5,184	7,640
	AbbVie Inc.	4.550%	3/15/35	7,328	9,257
	AbbVie Inc.	4.500%	5/14/35	8,507	10,685
	AbbVie Inc.	4.300%	5/14/36	6,393	7,875
	AbbVie Inc.	4.050%	11/21/39	4,800	5,737
	AbbVie Inc.	4.625%	10/1/42	4,575	5,831
	AbbVie Inc.	4.400%	11/6/42	1,948	2,441
	AbbVie Inc.	4.850%	6/15/44	2,910	3,779
	AbbVie Inc.	4.750%	3/15/45	750	972
	AbbVie Inc.	4.700%	5/14/45	7,465	9,716
	AbbVie Inc.	4.450%	5/14/46	4,525	5,744
	AbbVie Inc.	4.875%	11/14/48	5,150	6,969
	AbbVie Inc.	4.250%	11/21/49	13,261	16,518
	Adventist Health System	3.630%	3/1/49	725	802
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,885
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	650	733
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	440	474
	Aetna Inc.	6.625%	6/15/36	2,164	3,196
	Aetna Inc.	6.750%	12/15/37	1,150	1,750
	Aetna Inc.	4.500%	5/15/42	1,825	2,234
	Aetna Inc.	4.125%	11/15/42	1,900	2,250
	Aetna Inc.	4.750%	3/15/44	1,115	1,430
	Aetna Inc.	3.875%	8/15/47	2,115	2,487
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,560
[2]	Allina Health System	3.887%	4/15/49	1,000	1,136
	AmerisourceBergen Corp.	4.250%	3/1/45	1,000	1,216
	AmerisourceBergen Corp.	4.300%	12/15/47	1,370	1,673
	Amgen Inc.	2.300%	2/25/31	4,175	4,431
	Amgen Inc.	3.150%	2/21/40	8,174	8,894
	Amgen Inc.	4.950%	10/1/41	4,145	5,485
	Amgen Inc.	5.150%	11/15/41	2,001	2,750
	Amgen Inc.	4.400%	5/1/45	5,361	6,764
	Amgen Inc.	4.563%	6/15/48	3,327	4,369
	Amgen Inc.	3.375%	2/21/50	7,225	8,016
	Amgen Inc.	4.663%	6/15/51	2,478	3,343
[2,3]	Amgen Inc.	2.770%	9/1/53	5,146	5,194
	Anthem Inc.	5.950%	12/15/34	1,250	1,804
	Anthem Inc.	5.850%	1/15/36	1,000	1,383
	Anthem Inc.	6.375%	6/15/37	826	1,188
	Anthem Inc.	4.625%	5/15/42	2,699	3,511
	Anthem Inc.	4.650%	1/15/43	2,646	3,459
	Anthem Inc.	5.100%	1/15/44	2,070	2,858
	Anthem Inc.	4.650%	8/15/44	2,422	3,183
	Anthem Inc.	4.375%	12/1/47	2,377	3,062
	Anthem Inc.	4.550%	3/1/48	1,939	2,563
	Anthem Inc.	3.700%	9/15/49	200	236
	Anthem Inc.	3.125%	5/15/50	2,280	2,496
	Anthem Inc.	4.850%	8/15/54	500	632
[2]	Ascension Health	3.106%	11/15/39	900	997
	Ascension Health	3.945%	11/15/46	2,417	3,111
[2]	Ascension Health	4.847%	11/15/53	579	861
	AstraZeneca plc	6.450%	9/15/37	5,107	7,822
102

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	4.000%	9/18/42	850	1,049
	AstraZeneca plc	4.375%	11/16/45	2,943	3,872
	AstraZeneca plc	4.375%	8/17/48	4,000	5,360
	AstraZeneca plc	2.125%	8/6/50	2,025	1,897
	Banner Health	1.897%	1/1/31	500	506
[2]	Banner Health	3.181%	1/1/50	850	907
	Banner Health	2.913%	1/1/51	875	926
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	1,296
	Baxalta Inc.	5.250%	6/23/45	3,100	4,299
[2,3]	Baxter International Inc.	1.730%	4/1/31	1,575	1,583
	Baxter International Inc.	3.500%	8/15/46	1,500	1,703
[2]	BayCare Health System Inc.	3.831%	11/15/50	1,300	1,638
	Baylor Scott & White Holdings	4.185%	11/15/45	645	789
	Baylor Scott & White Holdings	3.967%	11/15/46	1,431	1,741
	Becton Dickinson & Co.	4.685%	12/15/44	2,859	3,680
	Becton Dickinson & Co.	4.669%	6/6/47	4,031	5,273
	Becton Dickinson & Co.	3.794%	5/20/50	200	237
	Biogen Inc.	5.200%	9/15/45	3,698	4,968
	Biogen Inc.	3.150%	5/1/50	4,890	5,027
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	500	513
[2]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	878
	Boston Scientific Corp.	7.000%	11/15/35	500	732
	Boston Scientific Corp.	4.550%	3/1/39	1,858	2,366
	Boston Scientific Corp.	7.375%	1/15/40	1,004	1,585
	Boston Scientific Corp.	4.700%	3/1/49	3,125	4,253
	Bristol-Myers Squibb Co.	4.125%	6/15/39	4,465	5,651
	Bristol-Myers Squibb Co.	2.350%	11/13/40	2,175	2,217
	Bristol-Myers Squibb Co.	3.250%	8/1/42	254	291
	Bristol-Myers Squibb Co.	5.250%	8/15/43	3,409	4,811
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,514	2,093
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,906	3,906
	Bristol-Myers Squibb Co.	5.000%	8/15/45	6,837	9,861
	Bristol-Myers Squibb Co.	4.350%	11/15/47	4,724	6,375
	Bristol-Myers Squibb Co.	4.550%	2/20/48	4,758	6,554
	Bristol-Myers Squibb Co.	4.250%	10/26/49	5,870	7,864
	Bristol-Myers Squibb Co.	2.550%	11/13/50	2,125	2,180
	Cardinal Health Inc.	4.600%	3/15/43	1,285	1,522
	Cardinal Health Inc.	4.500%	11/15/44	1,000	1,160
	Cardinal Health Inc.	4.900%	9/15/45	1,091	1,344
	Cardinal Health Inc.	4.368%	6/15/47	857	1,006
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	1,048
	Children's Health System of Texas	2.511%	8/15/50	1,000	969
[2]	Children's Hospital	2.928%	7/15/50	750	748
[2]	Children's Hospital Corp.	4.115%	1/1/47	1,000	1,281
[2]	Children's Hospital Corp.	2.585%	2/1/50	675	676
	Children's Hospital Medical Center	4.268%	5/15/44	975	1,224
[2]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,200	1,246
	Cigna Corp.	4.800%	8/15/38	5,772	7,424
	Cigna Corp.	3.200%	3/15/40	1,533	1,669
[2]	Cigna Corp.	6.125%	11/15/41	2,420	3,493
[2]	Cigna Corp.	4.800%	7/15/46	5,740	7,518
[2]	Cigna Corp.	3.875%	10/15/47	3,090	3,621
	Cigna Corp.	4.900%	12/15/48	1,297	1,772
	Cigna Corp.	3.400%	3/15/50	4,750	5,309
[2]	City of Hope	5.623%	11/15/43	975	1,395
[2]	City of Hope	4.378%	8/15/48	1,005	1,215
[2]	CommonSpirit Health	4.350%	11/1/42	2,175	2,537
	CommonSpirit Health	3.817%	10/1/49	650	735
	CommonSpirit Health	4.187%	10/1/49	2,100	2,438
	CommonSpirit Health	3.910%	10/1/50	950	1,053
[2]	Community Health Network Inc.	3.099%	5/1/50	1,500	1,510
103

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cottage Health Obligated Group	3.304%	11/1/49	1,500	1,673
	CVS Health Corp.	1.875%	2/28/31	3,000	3,029
	CVS Health Corp.	4.875%	7/20/35	1,853	2,404
	CVS Health Corp.	4.780%	3/25/38	9,748	12,318
	CVS Health Corp.	6.125%	9/15/39	2,350	3,376
	CVS Health Corp.	4.125%	4/1/40	2,557	3,041
	CVS Health Corp.	2.700%	8/21/40	1,350	1,366
	CVS Health Corp.	5.300%	12/5/43	3,625	4,901
	CVS Health Corp.	5.125%	7/20/45	6,491	8,700
	CVS Health Corp.	5.050%	3/25/48	21,010	28,379
	CVS Health Corp.	4.250%	4/1/50	1,625	2,025
	Danaher Corp.	4.375%	9/15/45	2,102	2,760
	Danaher Corp.	2.600%	10/1/50	1,950	2,015
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,208
	DH Europe Finance II Sarl	3.250%	11/15/39	1,350	1,536
	DH Europe Finance II Sarl	3.400%	11/15/49	2,275	2,691
	Dignity Health	4.500%	11/1/42	1,050	1,178
	Dignity Health	5.267%	11/1/64	900	1,213
[2]	Duke University Health System Inc.	3.920%	6/1/47	1,995	2,480
	Eli Lilly & Co.	3.950%	3/15/49	6,075	7,919
	Eli Lilly & Co.	2.250%	5/15/50	4,360	4,281
	Eli Lilly & Co.	4.150%	3/15/59	2,155	2,944
	Eli Lilly & Co.	2.500%	9/15/60	2,450	2,483
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	675	798
	Gilead Sciences Inc.	4.600%	9/1/35	3,114	4,014
	Gilead Sciences Inc.	4.000%	9/1/36	1,133	1,366
	Gilead Sciences Inc.	2.600%	10/1/40	850	856
	Gilead Sciences Inc.	5.650%	12/1/41	3,006	4,334
	Gilead Sciences Inc.	4.800%	4/1/44	5,717	7,531
	Gilead Sciences Inc.	4.500%	2/1/45	3,750	4,770
	Gilead Sciences Inc.	4.750%	3/1/46	8,772	11,617
	Gilead Sciences Inc.	2.800%	10/1/50	3,575	3,558
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,725	2,466
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,740	7,481
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,887	2,427
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,300	1,307
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,070	1,356
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,300	1,332
	Hackensack Meridian Health Inc.	4.500%	7/1/57	600	804
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	1,300	1,367
	HCA Inc.	5.125%	6/15/39	3,983	5,053
	HCA Inc.	5.500%	6/15/47	1,050	1,386
	HCA Inc.	5.250%	6/15/49	4,355	5,705
	Humana Inc.	4.625%	12/1/42	900	1,141
	Humana Inc.	4.950%	10/1/44	1,787	2,412
	Humana Inc.	4.800%	3/15/47	1,575	2,107
	Humana Inc.	3.950%	8/15/49	650	791
	IHC Health Services Inc.	4.131%	5/15/48	1,075	1,394
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,220	1,542
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,125	1,324
[2]	Iowa Health System	3.665%	2/15/50	900	1,027
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,408	1,756
	Johnson & Johnson	4.950%	5/15/33	1,005	1,386
	Johnson & Johnson	4.375%	12/5/33	2,034	2,685
	Johnson & Johnson	3.550%	3/1/36	2,009	2,457
	Johnson & Johnson	3.625%	3/3/37	4,562	5,590
	Johnson & Johnson	5.950%	8/15/37	2,710	4,205
	Johnson & Johnson	3.400%	1/15/38	1,776	2,121
	Johnson & Johnson	5.850%	7/15/38	990	1,530
	Johnson & Johnson	2.100%	9/1/40	4,425	4,452
	Johnson & Johnson	4.500%	9/1/40	790	1,083
104

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	4.850%	5/15/41	1,100	1,540
	Johnson & Johnson	4.500%	12/5/43	2,154	2,992
	Johnson & Johnson	3.700%	3/1/46	833	1,062
	Johnson & Johnson	3.750%	3/3/47	2,925	3,761
	Johnson & Johnson	3.500%	1/15/48	1,233	1,533
	Johnson & Johnson	2.250%	9/1/50	3,475	3,496
	Johnson & Johnson	2.450%	9/1/60	3,825	3,957
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,441	1,970
	Kaiser Foundation Hospitals	4.150%	5/1/47	4,393	5,691
[2]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,100	2,394
	Koninklijke Philips NV	6.875%	3/11/38	1,750	2,731
	Koninklijke Philips NV	5.000%	3/15/42	1,260	1,691
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,499	3,270
[2]	Mayo Clinic	3.774%	11/15/43	675	812
[2]	Mayo Clinic	4.000%	11/15/47	1,000	1,265
[2]	Mayo Clinic	4.128%	11/15/52	1,000	1,311
	McKesson Corp.	6.000%	3/1/41	375	521
[2]	McLaren Health Care Corp.	4.386%	5/15/48	825	1,067
[2]	MedStar Health Inc.	3.626%	8/15/49	750	873
	Medtronic Inc.	4.375%	3/15/35	4,259	5,726
	Medtronic Inc.	4.625%	3/15/45	4,100	5,803
	Memorial Health Services	3.447%	11/1/49	1,000	1,071
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	950	1,283
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	750	795
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,420	1,842
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,198	1,591
	Merck & Co. Inc.	6.500%	12/1/33	575	893
	Merck & Co. Inc.	6.550%	9/15/37	1,100	1,758
	Merck & Co. Inc.	3.900%	3/7/39	1,177	1,487
	Merck & Co. Inc.	2.350%	6/24/40	2,950	3,042
	Merck & Co. Inc.	3.600%	9/15/42	4,162	5,122
	Merck & Co. Inc.	4.150%	5/18/43	1,309	1,708
	Merck & Co. Inc.	3.700%	2/10/45	2,205	2,741
	Merck & Co. Inc.	4.000%	3/7/49	3,255	4,291
	Merck & Co. Inc.	2.450%	6/24/50	5,925	6,104
[2]	Methodist Hospital	2.705%	12/1/50	1,275	1,304
[2]	MidMichigan Health	3.409%	6/1/50	756	840
[2]	Montefiore Obligated Group	5.246%	11/1/48	1,575	1,909
	Montefiore Obligated Group	4.287%	9/1/50	650	708
[2]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,150	1,297
[2]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,450	1,636
[2]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	544
	MultiCare Health System	2.803%	8/15/50	775	801
	Mylan Inc.	5.400%	11/29/43	1,350	1,778
	Mylan Inc.	5.200%	4/15/48	2,025	2,655
	New York & Presbyterian Hospital	2.256%	8/1/40	875	853
	New York & Presbyterian Hospital	4.024%	8/1/45	1,455	1,827
	New York & Presbyterian Hospital	4.063%	8/1/56	575	749
	New York & Presbyterian Hospital	2.606%	8/1/60	775	749
[2]	New York & Presbyterian Hospital	3.954%	8/1/19	1,600	1,853
	Northwell Healthcare Inc.	3.979%	11/1/46	1,750	2,000
	Northwell Healthcare Inc.	4.260%	11/1/47	1,875	2,248
	Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,172
	Novartis Capital Corp.	3.700%	9/21/42	1,375	1,697
	Novartis Capital Corp.	4.400%	5/6/44	4,383	6,025
	Novartis Capital Corp.	4.000%	11/20/45	1,601	2,091
	Novartis Capital Corp.	2.750%	8/14/50	2,700	2,953
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	885	850
[2]	NYU Langone Hospitals	5.750%	7/1/43	925	1,280
	NYU Langone Hospitals	4.784%	7/1/44	1,288	1,631
105

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	NYU Langone Hospitals	4.368%	7/1/47	950	1,152
[2]	NYU Langone Hospitals	3.380%	7/1/55	1,000	1,041
[2]	OhioHealth Corp.	3.042%	11/15/50	1,100	1,202
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,272
	Orlando Health Obligated Group	3.327%	10/1/50	500	553
[2]	Partners Healthcare System Inc.	3.765%	7/1/48	276	328
[2]	Partners Healthcare System Inc.	3.192%	7/1/49	1,625	1,784
[2]	Partners Healthcare System Inc.	4.117%	7/1/55	125	160
[2]	Partners Healthcare System Inc.	3.342%	7/1/60	1,375	1,565
[2]	PeaceHealth Obligated Group	4.787%	11/15/48	1,250	1,662
[2]	PeaceHealth Obligated Group	3.218%	11/15/50	500	540
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	936	1,040
	Pfizer Inc.	4.000%	12/15/36	4,762	6,029
	Pfizer Inc.	4.100%	9/15/38	2,380	3,032
	Pfizer Inc.	3.900%	3/15/39	1,525	1,903
	Pfizer Inc.	7.200%	3/15/39	7,558	12,967
	Pfizer Inc.	2.550%	5/28/40	250	265
	Pfizer Inc.	5.600%	9/15/40	488	718
	Pfizer Inc.	4.300%	6/15/43	1,882	2,478
	Pfizer Inc.	4.400%	5/15/44	2,545	3,411
	Pfizer Inc.	4.125%	12/15/46	1,000	1,314
	Pfizer Inc.	4.200%	9/15/48	2,950	3,939
	Pfizer Inc.	4.000%	3/15/49	1,700	2,225
	Pfizer Inc.	2.700%	5/28/50	4,350	4,646
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,450	1,702
	Quest Diagnostics Inc.	2.800%	6/30/31	500	548
	Quest Diagnostics Inc.	4.700%	3/30/45	1,094	1,375
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,385	1,335
[2,3]	Royalty Pharma plc	3.300%	9/2/40	2,525	2,647
[2,3]	Royalty Pharma plc	3.550%	9/2/50	2,779	2,957
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,150	1,388
	RWJ Barnabas Health Inc.	3.477%	7/1/49	650	732
[2]	Sharp HealthCare	2.680%	8/1/50	725	731
[2]	Spectrum Health System Obligated Group	3.487%	7/15/49	1,075	1,231
[2]	Stanford Health Care	3.795%	11/15/48	1,550	1,931
	Stryker Corp.	4.100%	4/1/43	1,070	1,297
	Stryker Corp.	4.375%	5/15/44	1,100	1,362
	Stryker Corp.	4.625%	3/15/46	2,000	2,665
	Stryker Corp.	2.900%	6/15/50	1,700	1,794
[2]	Sutter Health	3.161%	8/15/40	500	529
[2]	Sutter Health	4.091%	8/15/48	1,375	1,670
[2]	Sutter Health	3.361%	8/15/50	1,250	1,361
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,350	2,464
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,600	2,773
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,825	3,133
	Texas Health Resources	2.328%	11/15/50	825	779
[2]	Texas Health Resources	4.330%	11/15/55	750	1,009
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	638	927
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,026	1,370
	Toledo Hospital	5.750%	11/15/38	950	1,131
	Toledo Hospital	6.015%	11/15/48	1,200	1,495
	Trinity Health Corp.	4.125%	12/1/45	1,300	1,590
[2]	Trinity Health Corp.	3.434%	12/1/48	1,005	1,094
	UnitedHealth Group Inc.	4.625%	7/15/35	3,711	4,994
	UnitedHealth Group Inc.	5.800%	3/15/36	2,520	3,762
	UnitedHealth Group Inc.	6.500%	6/15/37	2,290	3,641
	UnitedHealth Group Inc.	6.625%	11/15/37	1,775	2,821
	UnitedHealth Group Inc.	6.875%	2/15/38	1,011	1,655
	UnitedHealth Group Inc.	3.500%	8/15/39	3,061	3,611
	UnitedHealth Group Inc.	2.750%	5/15/40	2,018	2,175
	UnitedHealth Group Inc.	5.700%	10/15/40	446	669
106

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.950%	2/15/41	1,300	1,987
	UnitedHealth Group Inc.	4.625%	11/15/41	2,092	2,839
	UnitedHealth Group Inc.	4.375%	3/15/42	1,860	2,427
	UnitedHealth Group Inc.	3.950%	10/15/42	2,792	3,522
	UnitedHealth Group Inc.	4.250%	3/15/43	2,158	2,833
	UnitedHealth Group Inc.	4.750%	7/15/45	1,107	1,552
	UnitedHealth Group Inc.	4.200%	1/15/47	1,268	1,670
	UnitedHealth Group Inc.	4.250%	4/15/47	1,102	1,451
	UnitedHealth Group Inc.	3.750%	10/15/47	2,220	2,743
	UnitedHealth Group Inc.	4.250%	6/15/48	4,074	5,428
	UnitedHealth Group Inc.	4.450%	12/15/48	4,183	5,757
	UnitedHealth Group Inc.	3.700%	8/15/49	1,785	2,225
	UnitedHealth Group Inc.	2.900%	5/15/50	3,545	3,896
	UnitedHealth Group Inc.	3.875%	8/15/59	1,920	2,477
	UnitedHealth Group Inc.	3.125%	5/15/60	1,960	2,262
	Utah Acquisition Sub Inc.	5.250%	6/15/46	3,156	4,135
[2,3]	Viatris Inc.	3.850%	6/22/40	4,130	4,646
[2,3]	Viatris Inc.	4.000%	6/22/50	4,241	4,851
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	527
	Wyeth LLC	6.500%	2/1/34	2,591	4,025
	Wyeth LLC	6.000%	2/15/36	890	1,325
	Wyeth LLC	5.950%	4/1/37	2,105	3,166
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	971
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	465
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	520	677
	Zoetis Inc.	4.700%	2/1/43	4,016	5,485
	Zoetis Inc.	3.950%	9/12/47	1,471	1,831
	Zoetis Inc.	4.450%	8/20/48	1,119	1,498
	Zoetis Inc.	3.000%	5/15/50	800	878
					924,846
Industrials (4.91%)
[2]	3M Co.	5.700%	3/15/37	525	756
[2]	3M Co.	3.875%	6/15/44	520	623
[2]	3M Co.	3.125%	9/19/46	1,450	1,603
[2]	3M Co.	3.625%	10/15/47	2,520	3,009
[2]	3M Co.	4.000%	9/14/48	1,225	1,573
	3M Co.	3.250%	8/26/49	2,700	3,070
	3M Co.	3.700%	4/15/50	1,948	2,383
	Boeing Co.	3.625%	2/1/31	1,750	1,912
	Boeing Co.	6.125%	2/15/33	2,147	2,775
	Boeing Co.	3.600%	5/1/34	3,025	3,181
	Boeing Co.	3.250%	2/1/35	460	471
	Boeing Co.	6.625%	2/15/38	1,308	1,746
	Boeing Co.	3.550%	3/1/38	850	863
	Boeing Co.	3.500%	3/1/39	1,525	1,529
	Boeing Co.	6.875%	3/15/39	1,523	2,067
	Boeing Co.	5.875%	2/15/40	1,770	2,265
	Boeing Co.	5.705%	5/1/40	11,485	14,879
	Boeing Co.	3.375%	6/15/46	1,320	1,282
	Boeing Co.	3.650%	3/1/47	1,815	1,818
	Boeing Co.	3.625%	3/1/48	1,500	1,509
	Boeing Co.	3.850%	11/1/48	1,270	1,311
	Boeing Co.	3.900%	5/1/49	2,950	3,066
	Boeing Co.	3.750%	2/1/50	300	315
	Boeing Co.	5.805%	5/1/50	9,205	12,639
	Boeing Co.	3.825%	3/1/59	1,165	1,176
	Boeing Co.	3.950%	8/1/59	865	914
	Boeing Co.	5.930%	5/1/60	5,140	7,280
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	644	972
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,000	1,511
107

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,382	3,530
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,169	1,612
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,673	2,413
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,582	2,183
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,485	1,956
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,155	1,528
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,628	3,528
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,910	2,736
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,575	2,220
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,220	1,643
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,130	2,783
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,992	2,796
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,386	3,027
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,160	2,828
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,590	2,085
Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,225	2,969
Burlington Northern Santa Fe LLC	3.550%	2/15/50	750	912
Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,903	3,298
Canadian National Railway Co.	6.250%	8/1/34	1,270	1,941
Canadian National Railway Co.	6.200%	6/1/36	952	1,410
Canadian National Railway Co.	6.375%	11/15/37	715	1,105
Canadian National Railway Co.	3.200%	8/2/46	2,775	3,227
Canadian National Railway Co.	3.650%	2/3/48	1,546	1,896
Canadian National Railway Co.	4.450%	1/20/49	700	964
Canadian National Railway Co.	2.450%	5/1/50	1,400	1,449
Canadian Pacific Railway Co.	7.125%	10/15/31	855	1,270
Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,359
Canadian Pacific Railway Co.	4.800%	9/15/35	1,510	1,968
Canadian Pacific Railway Co.	5.950%	5/15/37	250	366
Canadian Pacific Railway Co.	4.800%	8/1/45	1,886	2,578
Canadian Pacific Railway Co.	6.125%	9/15/15	1,065	1,765
Carrier Global Corp.	2.700%	2/15/31	2,000	2,136
Carrier Global Corp.	3.377%	4/5/40	1,750	1,912
Carrier Global Corp.	3.577%	4/5/50	5,271	5,887
Caterpillar Inc.	5.300%	9/15/35	1,100	1,511
Caterpillar Inc.	6.050%	8/15/36	615	913
Caterpillar Inc.	5.200%	5/27/41	2,332	3,383
Caterpillar Inc.	3.803%	8/15/42	1,612	2,038
Caterpillar Inc.	3.250%	9/19/49	3,434	4,021
Caterpillar Inc.	3.250%	4/9/50	2,725	3,185
Caterpillar Inc.	4.750%	5/15/64	2,511	3,731
Crane Co.	4.200%	3/15/48	1,150	1,209
CSX Corp.	6.000%	10/1/36	1,370	1,985
CSX Corp.	6.150%	5/1/37	530	777
CSX Corp.	6.220%	4/30/40	1,805	2,723
CSX Corp.	5.500%	4/15/41	2,145	2,995
CSX Corp.	4.750%	5/30/42	1,867	2,445
CSX Corp.	4.400%	3/1/43	1,275	1,613
CSX Corp.	4.100%	3/15/44	1,225	1,512
CSX Corp.	3.800%	11/1/46	2,998	3,627
CSX Corp.	4.300%	3/1/48	2,945	3,793
CSX Corp.	4.750%	11/15/48	2,556	3,501
CSX Corp.	4.500%	3/15/49	1,541	2,063
CSX Corp.	3.800%	4/15/50	1,914	2,363
CSX Corp.	3.950%	5/1/50	1,800	2,239
CSX Corp.	4.500%	8/1/54	1,050	1,419
CSX Corp.	4.650%	3/1/68	653	908
Cummins Inc.	4.875%	10/1/43	1,375	1,918
Cummins Inc.	2.600%	9/1/50	1,600	1,631
Deere & Co.	3.900%	6/9/42	1,981	2,517
Deere & Co.	2.875%	9/7/49	2,375	2,651
108

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deere & Co.	3.750%	4/15/50	3,125	4,052
	Dover Corp.	5.375%	10/15/35	1,565	2,080
	Dover Corp.	5.375%	3/1/41	1,287	1,625
	Eaton Corp.	4.000%	11/2/32	2,350	2,843
	Eaton Corp.	4.150%	11/2/42	1,383	1,730
	Eaton Corp.	3.915%	9/15/47	1,158	1,363
	Emerson Electric Co.	2.750%	10/15/50	975	1,031
	FedEx Corp.	4.900%	1/15/34	1,725	2,229
	FedEx Corp.	3.900%	2/1/35	2,645	3,152
	FedEx Corp.	3.875%	8/1/42	1,000	1,166
	FedEx Corp.	4.100%	4/15/43	1,900	2,240
	FedEx Corp.	5.100%	1/15/44	2,123	2,836
	FedEx Corp.	4.100%	2/1/45	1,915	2,267
	FedEx Corp.	4.750%	11/15/45	958	1,239
	FedEx Corp.	4.550%	4/1/46	2,553	3,233
	FedEx Corp.	4.400%	1/15/47	2,809	3,482
	FedEx Corp.	4.050%	2/15/48	769	918
	FedEx Corp.	4.950%	10/17/48	975	1,325
	FedEx Corp.	5.250%	5/15/50	4,075	5,762
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,225	2,271
	Fortive Corp.	4.300%	6/15/46	1,231	1,510
	General Dynamics Corp.	4.250%	4/1/40	2,250	2,904
	General Dynamics Corp.	3.600%	11/15/42	1,330	1,620
	General Dynamics Corp.	4.250%	4/1/50	1,550	2,094
[2]	General Electric Co.	6.750%	3/15/32	6,760	9,493
[2]	General Electric Co.	6.150%	8/7/37	3,490	4,779
[2]	General Electric Co.	5.875%	1/14/38	7,538	10,200
[2]	General Electric Co.	6.875%	1/10/39	1,595	2,334
	General Electric Co.	4.250%	5/1/40	4,727	5,579
	General Electric Co.	4.125%	10/9/42	4,609	5,374
	General Electric Co.	4.500%	3/11/44	1,761	2,150
	General Electric Co.	4.350%	5/1/50	7,676	9,292
	Honeywell International Inc.	5.700%	3/15/36	985	1,408
	Honeywell International Inc.	5.700%	3/15/37	1,415	2,020
	Honeywell International Inc.	5.375%	3/1/41	1,095	1,580
	Honeywell International Inc.	3.812%	11/21/47	2,250	2,842
	Honeywell International Inc.	2.800%	6/1/50	1,675	1,831
	Illinois Tool Works Inc.	4.875%	9/15/41	1,133	1,550
	Illinois Tool Works Inc.	3.900%	9/1/42	1,428	1,802
[2]	Johnson Controls International plc	6.000%	1/15/36	609	860
[2]	Johnson Controls International plc	4.625%	7/2/44	1,225	1,584
[2]	Johnson Controls International plc	5.125%	9/14/45	303	416
	Johnson Controls International plc	4.500%	2/15/47	950	1,250
[2]	Johnson Controls International plc	4.950%	7/2/64	1,954	2,658
[2]	Kansas City Southern	4.300%	5/15/43	1,115	1,297
[2]	Kansas City Southern	4.950%	8/15/45	1,735	2,215
	Kansas City Southern	4.700%	5/1/48	224	282
	Kansas City Southern	3.500%	5/1/50	1,425	1,588
	Kansas City Southern	4.200%	11/15/69	1,416	1,683
	L3Harris Technologies Inc.	1.800%	1/15/31	1,000	1,014
	L3Harris Technologies Inc.	4.854%	4/27/35	1,234	1,618
	L3Harris Technologies Inc.	6.150%	12/15/40	1,095	1,632
	L3Harris Technologies Inc.	5.054%	4/27/45	995	1,381
	Lockheed Martin Corp.	3.600%	3/1/35	1,950	2,355
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,707
[2]	Lockheed Martin Corp.	6.150%	9/1/36	1,250	1,877
	Lockheed Martin Corp.	5.720%	6/1/40	1,564	2,286
	Lockheed Martin Corp.	4.070%	12/15/42	1,687	2,175
	Lockheed Martin Corp.	3.800%	3/1/45	3,807	4,708
	Lockheed Martin Corp.	4.700%	5/15/46	2,697	3,792
	Lockheed Martin Corp.	2.800%	6/15/50	2,025	2,187
109

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.090%	9/15/52	4,036	5,319
	Norfolk Southern Corp.	7.050%	5/1/37	233	346
	Norfolk Southern Corp.	4.837%	10/1/41	2,148	2,906
	Norfolk Southern Corp.	3.950%	10/1/42	1,433	1,745
	Norfolk Southern Corp.	4.450%	6/15/45	1,445	1,872
	Norfolk Southern Corp.	4.650%	1/15/46	1,303	1,730
	Norfolk Southern Corp.	3.942%	11/1/47	968	1,175
	Norfolk Southern Corp.	4.150%	2/28/48	2,108	2,660
	Norfolk Southern Corp.	4.100%	5/15/49	1,565	1,966
	Norfolk Southern Corp.	3.400%	11/1/49	1,300	1,472
	Norfolk Southern Corp.	3.050%	5/15/50	2,350	2,576
	Norfolk Southern Corp.	4.050%	8/15/52	800	1,014
	Norfolk Southern Corp.	3.155%	5/15/55	3,393	3,643
	Northrop Grumman Corp.	5.150%	5/1/40	100	137
	Northrop Grumman Corp.	5.050%	11/15/40	2,125	2,903
	Northrop Grumman Corp.	4.750%	6/1/43	2,932	3,893
	Northrop Grumman Corp.	3.850%	4/15/45	1,486	1,791
	Northrop Grumman Corp.	4.030%	10/15/47	7,785	9,742
	Northrop Grumman Corp.	5.250%	5/1/50	2,200	3,265
	Northrop Grumman Systems Corp.	7.750%	2/15/31	1,067	1,617
	Otis Worldwide Corp.	3.112%	2/15/40	1,525	1,662
	Otis Worldwide Corp.	3.362%	2/15/50	2,675	3,060
[2]	Parker-Hannifin Corp.	4.200%	11/21/34	1,950	2,409
[2]	Parker-Hannifin Corp.	6.250%	5/15/38	1,360	1,975
[2]	Parker-Hannifin Corp.	4.450%	11/21/44	1,164	1,486
	Parker-Hannifin Corp.	4.100%	3/1/47	2,030	2,517
	Parker-Hannifin Corp.	4.000%	6/14/49	925	1,160
	Precision Castparts Corp.	3.900%	1/15/43	1,000	1,154
	Precision Castparts Corp.	4.375%	6/15/45	974	1,227
	Raytheon Technologies Corp.	6.050%	6/1/36	1,925	2,789
	Raytheon Technologies Corp.	6.125%	7/15/38	2,755	4,080
	Raytheon Technologies Corp.	4.450%	11/16/38	3,200	4,027
	Raytheon Technologies Corp.	5.700%	4/15/40	2,954	4,294
	Raytheon Technologies Corp.	4.875%	10/15/40	1,025	1,337
	Raytheon Technologies Corp.	4.700%	12/15/41	1,125	1,464
	Raytheon Technologies Corp.	4.500%	6/1/42	8,200	10,713
	Raytheon Technologies Corp.	4.800%	12/15/43	700	902
	Raytheon Technologies Corp.	4.150%	5/15/45	2,387	3,023
	Raytheon Technologies Corp.	3.750%	11/1/46	2,578	3,034
	Raytheon Technologies Corp.	4.350%	4/15/47	2,630	3,394
	Raytheon Technologies Corp.	4.050%	5/4/47	1,175	1,454
	Raytheon Technologies Corp.	4.625%	11/16/48	4,950	6,685
	Raytheon Technologies Corp.	3.125%	7/1/50	2,150	2,364
	Republic Services Inc.	1.450%	2/15/31	2,225	2,173
	Republic Services Inc.	1.750%	2/15/32	1,800	1,800
	Republic Services Inc.	6.200%	3/1/40	1,190	1,764
	Republic Services Inc.	5.700%	5/15/41	1,280	1,818
	Republic Services Inc.	3.050%	3/1/50	625	675
	Rockwell Automation Inc.	4.200%	3/1/49	1,850	2,478
	Roper Technologies Inc.	1.750%	2/15/31	3,200	3,182
	Textron Inc.	2.450%	3/15/31	1,300	1,339
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,015	1,463
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	843	1,042
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	825	1,054
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	150	196
	Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,256
	Union Pacific Corp.	3.375%	2/1/35	1,078	1,232
	Union Pacific Corp.	3.600%	9/15/37	1,903	2,205
	Union Pacific Corp.	4.375%	9/10/38	100	124
[2]	Union Pacific Corp.	3.550%	8/15/39	150	173
	Union Pacific Corp.	4.150%	1/15/45	1,856	2,267
110

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	4.050%	3/1/46	1,450	1,767
	Union Pacific Corp.	3.350%	8/15/46	2,295	2,556
	Union Pacific Corp.	4.000%	4/15/47	2,650	3,242
	Union Pacific Corp.	4.300%	3/1/49	375	489
	Union Pacific Corp.	3.250%	2/5/50	4,325	4,882
	Union Pacific Corp.	3.799%	10/1/51	871	1,060
	Union Pacific Corp.	3.875%	2/1/55	2,300	2,814
	Union Pacific Corp.	4.800%	9/10/58	100	133
	Union Pacific Corp.	3.950%	8/15/59	350	427
	Union Pacific Corp.	3.839%	3/20/60	2,232	2,752
[2,3]	Union Pacific Corp.	2.973%	9/16/62	7,150	7,456
	Union Pacific Corp.	4.375%	11/15/65	1,100	1,459
	Union Pacific Corp.	4.100%	9/15/67	1,516	1,895
	Union Pacific Corp.	3.750%	2/5/70	675	817
[2]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	419	516
	United Parcel Service Inc.	6.200%	1/15/38	1,687	2,642
	United Parcel Service Inc.	5.200%	4/1/40	1,802	2,556
	United Parcel Service Inc.	4.875%	11/15/40	2,120	2,919
	United Parcel Service Inc.	3.625%	10/1/42	672	804
	United Parcel Service Inc.	3.400%	11/15/46	1,205	1,448
	United Parcel Service Inc.	3.750%	11/15/47	2,994	3,753
	United Parcel Service Inc.	4.250%	3/15/49	2,370	3,190
	United Parcel Service Inc.	3.400%	9/1/49	2,166	2,620
	United Parcel Service Inc.	5.300%	4/1/50	2,275	3,401
	Valmont Industries Inc.	5.000%	10/1/44	1,475	1,717
	Valmont Industries Inc.	5.250%	10/1/54	700	827
	Waste Connections Inc.	3.050%	4/1/50	1,250	1,337
	Waste Management Inc.	3.900%	3/1/35	1,390	1,693
	Waste Management Inc.	4.100%	3/1/45	1,603	2,012
	Waste Management Inc.	4.150%	7/15/49	1,873	2,489
	WW Grainger Inc.	4.600%	6/15/45	2,295	3,076
	WW Grainger Inc.	3.750%	5/15/46	1,428	1,689
	WW Grainger Inc.	4.200%	5/15/47	886	1,121
	Xylem Inc.	2.250%	1/30/31	1,300	1,367
	Xylem Inc.	4.375%	11/1/46	1,225	1,496
					593,865
Materials (2.03%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,325	2,482
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,325	1,448
	Albemarle Corp.	5.450%	12/1/44	1,025	1,225
	Barrick Gold Corp.	6.450%	10/15/35	745	1,013
	Barrick Gold Corp.	5.250%	4/1/42	1,204	1,648
	Barrick North America Finance LLC	5.700%	5/30/41	2,600	3,693
	Barrick North America Finance LLC	5.750%	5/1/43	2,116	3,043
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	2,157	3,118
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,930	3,804
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,671	6,829
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,500	1,802
	Dow Chemical Co.	4.250%	10/1/34	2,000	2,399
	Dow Chemical Co.	9.400%	5/15/39	2,292	4,078
	Dow Chemical Co.	5.250%	11/15/41	808	1,056
	Dow Chemical Co.	4.375%	11/15/42	1,479	1,810
	Dow Chemical Co.	4.625%	10/1/44	1,598	1,995
	Dow Chemical Co.	5.550%	11/30/48	2,675	3,838
	Dow Chemical Co.	4.800%	5/15/49	2,000	2,675
	Dow Chemical Co.	3.600%	11/15/50	3,000	3,347
	DuPont de Nemours Inc.	5.319%	11/15/38	5,140	6,943
	DuPont de Nemours Inc.	5.419%	11/15/48	3,244	4,683
	Eastman Chemical Co.	4.800%	9/1/42	1,615	2,040
	Eastman Chemical Co.	4.650%	10/15/44	1,920	2,413
111

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecolab Inc.	1.300%	1/30/31	1,650	1,632
	Ecolab Inc.	3.950%	12/1/47	3,325	4,238
	Ecolab Inc.	2.125%	8/15/50	1,000	952
	FMC Corp.	4.500%	10/1/49	1,200	1,555
	Georgia-Pacific LLC	8.875%	5/15/31	1,394	2,253
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,300	1,582
	International Flavors & Fragrances Inc.	5.000%	9/26/48	2,000	2,679
	International Paper Co.	5.000%	9/15/35	1,500	1,965
	International Paper Co.	7.300%	11/15/39	2,585	4,121
	International Paper Co.	6.000%	11/15/41	1,395	2,009
	International Paper Co.	4.800%	6/15/44	1,642	2,181
	International Paper Co.	5.150%	5/15/46	1,000	1,377
	International Paper Co.	4.400%	8/15/47	2,660	3,437
	International Paper Co.	4.350%	8/15/48	2,425	3,172
	Linde Inc.	3.550%	11/7/42	2,178	2,625
	Linde Inc.	2.000%	8/10/50	600	558
	Lubrizol Corp.	6.500%	10/1/34	675	1,041
	LYB International Finance BV	5.250%	7/15/43	2,235	2,896
	LYB International Finance BV	4.875%	3/15/44	2,100	2,627
	LYB International Finance III LLC	3.375%	10/1/40	1,460	1,558
	LYB International Finance III LLC	4.200%	10/15/49	370	430
	LYB International Finance III LLC	4.200%	5/1/50	2,600	3,023
	LYB International Finance III LLC	3.625%	4/1/51	3,125	3,375
	LYB International Finance III LLC	3.800%	10/1/60	1,150	1,235
	LyondellBasell Industries NV	4.625%	2/26/55	3,092	3,721
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,875	2,237
	Mosaic Co.	5.450%	11/15/33	1,100	1,368
	Mosaic Co.	4.875%	11/15/41	750	866
	Mosaic Co.	5.625%	11/15/43	1,373	1,775
[2]	Newmont Corp.	5.875%	4/1/35	1,160	1,688
	Newmont Corp.	6.250%	10/1/39	2,750	4,149
	Newmont Corp.	4.875%	3/15/42	2,500	3,378
	Newmont Corp.	5.450%	6/9/44	1,500	2,132
[2,3]	Nucor Corp.	2.979%	12/15/55	3,800	3,962
	Nutrien Ltd.	4.125%	3/15/35	1,400	1,664
	Nutrien Ltd.	5.875%	12/1/36	1,090	1,470
	Nutrien Ltd.	5.625%	12/1/40	1,505	2,079
	Nutrien Ltd.	6.125%	1/15/41	1,185	1,707
	Nutrien Ltd.	4.900%	6/1/43	1,775	2,283
	Nutrien Ltd.	5.250%	1/15/45	1,390	1,909
	Nutrien Ltd.	5.000%	4/1/49	2,050	2,821
	Owens Corning	7.000%	12/1/36	505	718
	Owens Corning	4.300%	7/15/47	1,250	1,497
	Owens Corning	4.400%	1/30/48	1,400	1,680
	Packaging Corp. of America	4.050%	12/15/49	1,155	1,430
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,292	1,908
	Rio Tinto Alcan Inc.	6.125%	12/15/33	150	228
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,275	3,318
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,281	1,869
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,950	2,740
	Rio Tinto Finance USA plc	4.125%	8/21/42	2,636	3,411
	RPM International Inc.	5.250%	6/1/45	1,000	1,225
	RPM International Inc.	4.250%	1/15/48	765	846
	Sherwin-Williams Co.	4.550%	8/1/45	2,009	2,593
	Sherwin-Williams Co.	4.500%	6/1/47	2,666	3,568
	Sherwin-Williams Co.	3.800%	8/15/49	2,585	3,150
	Sherwin-Williams Co.	3.300%	5/15/50	375	418
	Sonoco Products Co.	5.750%	11/1/40	1,600	2,172
	Southern Copper Corp.	7.500%	7/27/35	3,550	5,399
	Southern Copper Corp.	6.750%	4/16/40	3,793	5,739
	Southern Copper Corp.	5.250%	11/8/42	3,488	4,669
112

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Copper Corp.	5.875%	4/23/45	730	1,061
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,451
	Steel Dynamics Inc.	3.250%	10/15/50	825	861
	Suzano Austria GmbH	3.750%	1/15/31	500	532
	Teck Resources Ltd.	6.125%	10/1/35	1,625	2,094
	Teck Resources Ltd.	6.000%	8/15/40	1,566	1,960
	Teck Resources Ltd.	6.250%	7/15/41	1,845	2,351
	Teck Resources Ltd.	5.200%	3/1/42	900	1,033
	Teck Resources Ltd.	5.400%	2/1/43	500	597
	Vale Overseas Ltd.	8.250%	1/17/34	1,908	2,922
	Vale Overseas Ltd.	6.875%	11/21/36	5,996	8,784
	Vale Overseas Ltd.	6.875%	11/10/39	1,200	1,782
	Vale SA	5.625%	9/11/42	1,485	1,988
	Vulcan Materials Co.	4.500%	6/15/47	2,585	3,193
	Westlake Chemical Corp.	5.000%	8/15/46	1,550	2,009
	Westlake Chemical Corp.	4.375%	11/15/47	1,755	2,053
	WestRock MWV LLC	7.950%	2/15/31	900	1,274
	WRKCo Inc.	4.200%	6/1/32	900	1,086
	WRKCo Inc.	3.000%	6/15/33	800	876
					245,597
Technology (3.94%)
	Activision Blizzard Inc.	4.500%	6/15/47	1,925	2,508
	Activision Blizzard Inc.	2.500%	9/15/50	1,558	1,507
	Apple Inc.	4.500%	2/23/36	2,474	3,321
	Apple Inc.	3.850%	5/4/43	7,297	9,259
	Apple Inc.	4.450%	5/6/44	2,751	3,770
	Apple Inc.	3.450%	2/9/45	6,165	7,441
	Apple Inc.	4.375%	5/13/45	4,957	6,782
	Apple Inc.	4.650%	2/23/46	4,427	6,351
	Apple Inc.	3.850%	8/4/46	5,707	7,341
	Apple Inc.	4.250%	2/9/47	2,600	3,539
	Apple Inc.	3.750%	9/12/47	4,399	5,493
	Apple Inc.	3.750%	11/13/47	3,838	4,842
	Apple Inc.	2.950%	9/11/49	3,865	4,301
	Apple Inc.	2.650%	5/11/50	5,480	5,795
	Apple Inc.	2.400%	8/20/50	3,750	3,832
	Apple Inc.	2.550%	8/20/60	4,858	4,973
	Applied Materials Inc.	5.100%	10/1/35	2,858	3,965
	Applied Materials Inc.	5.850%	6/15/41	1,830	2,880
	Applied Materials Inc.	4.350%	4/1/47	1,925	2,659
	Applied Materials Inc.	2.750%	6/1/50	2,000	2,172
	Broadcom Inc.	4.300%	11/15/32	4,425	5,218
	Cisco Systems Inc.	5.900%	2/15/39	1,632	2,511
	Cisco Systems Inc.	5.500%	1/15/40	5,850	8,757
	Corning Inc.	4.700%	3/15/37	1,225	1,470
	Corning Inc.	5.750%	8/15/40	2,013	2,696
	Corning Inc.	4.750%	3/15/42	350	444
	Corning Inc.	5.350%	11/15/48	2,495	3,530
	Corning Inc.	3.900%	11/15/49	100	121
	Corning Inc.	4.375%	11/15/57	850	1,049
	Corning Inc.	5.850%	11/15/68	795	1,154
	Corning Inc.	5.450%	11/15/79	2,951	4,024
[2,3]	Dell International LLC	8.100%	7/15/36	4,250	6,249
[2,3]	Dell International LLC	8.350%	7/15/46	5,525	8,358
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	4,145	5,473
	HP Inc.	6.000%	9/15/41	3,625	4,705
	Intel Corp.	4.000%	12/15/32	4,302	5,307
	Intel Corp.	4.800%	10/1/41	1,500	2,041
	Intel Corp.	4.250%	12/15/42	925	1,183
	Intel Corp.	4.900%	7/29/45	1,800	2,500
113

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.100%	5/19/46	3,455	4,402
	Intel Corp.	4.100%	5/11/47	2,225	2,836
	Intel Corp.	3.734%	12/8/47	5,597	6,704
	Intel Corp.	3.250%	11/15/49	3,825	4,272
	Intel Corp.	4.750%	3/25/50	6,535	9,112
	Intel Corp.	3.100%	2/15/60	2,600	2,813
	Intel Corp.	4.950%	3/25/60	1,615	2,382
	International Business Machines Corp.	5.875%	11/29/32	1,366	1,959
	International Business Machines Corp.	4.150%	5/15/39	4,671	5,896
	International Business Machines Corp.	5.600%	11/30/39	2,000	2,921
	International Business Machines Corp.	2.850%	5/15/40	1,200	1,278
	International Business Machines Corp.	4.000%	6/20/42	4,770	5,894
	International Business Machines Corp.	4.250%	5/15/49	5,933	7,732
	International Business Machines Corp.	2.950%	5/15/50	3,125	3,330
	Jabil Inc.	3.000%	1/15/31	1,500	1,595
	Juniper Networks Inc.	5.950%	3/15/41	1,280	1,672
	KLA Corp.	5.000%	3/15/49	1,575	2,191
	KLA Corp.	3.300%	3/1/50	700	781
	Lam Research Corp.	4.875%	3/15/49	1,780	2,579
	Lam Research Corp.	2.875%	6/15/50	1,500	1,613
[2,3]	Leidos Inc.	2.300%	2/15/31	2,000	2,040
	Microsoft Corp.	3.500%	2/12/35	4,720	5,789
	Microsoft Corp.	4.200%	11/3/35	3,066	4,026
	Microsoft Corp.	3.450%	8/8/36	5,800	7,142
	Microsoft Corp.	4.100%	2/6/37	2,999	3,909
	Microsoft Corp.	4.500%	10/1/40	2,050	2,870
	Microsoft Corp.	5.300%	2/8/41	116	174
	Microsoft Corp.	3.500%	11/15/42	3,300	4,025
	Microsoft Corp.	3.750%	2/12/45	28	36
	Microsoft Corp.	4.450%	11/3/45	2,843	4,037
	Microsoft Corp.	3.700%	8/8/46	11,140	14,048
	Microsoft Corp.	4.250%	2/6/47	3,584	5,063
	Microsoft Corp.	2.525%	6/1/50	16,323	17,148
	Microsoft Corp.	4.000%	2/12/55	2,676	3,671
	Microsoft Corp.	4.750%	11/3/55	355	539
	Microsoft Corp.	3.950%	8/8/56	4,753	6,417
	Microsoft Corp.	2.675%	6/1/60	12,095	13,062
	Moody's Corp.	5.250%	7/15/44	2,000	2,761
	Moody's Corp.	4.875%	12/17/48	100	135
	Moody's Corp.	3.250%	5/20/50	1,300	1,420
	Moody's Corp.	2.550%	8/18/60	1,000	936
	Motorola Solutions Inc.	5.500%	9/1/44	1,025	1,303
	NVIDIA Corp.	3.500%	4/1/40	2,850	3,416
	NVIDIA Corp.	3.500%	4/1/50	6,465	7,799
	NVIDIA Corp.	3.700%	4/1/60	1,716	2,175
	Oracle Corp.	4.300%	7/8/34	4,449	5,595
	Oracle Corp.	3.900%	5/15/35	4,816	5,877
	Oracle Corp.	3.850%	7/15/36	2,415	2,903
	Oracle Corp.	3.800%	11/15/37	3,756	4,496
	Oracle Corp.	6.500%	4/15/38	100	159
	Oracle Corp.	6.125%	7/8/39	4,889	7,510
	Oracle Corp.	3.600%	4/1/40	6,500	7,605
	Oracle Corp.	5.375%	7/15/40	6,727	9,601
	Oracle Corp.	4.500%	7/8/44	1,375	1,787
	Oracle Corp.	4.125%	5/15/45	5,600	6,910
	Oracle Corp.	4.000%	7/15/46	7,245	8,863
	Oracle Corp.	4.000%	11/15/47	5,225	6,419
	Oracle Corp.	3.600%	4/1/50	11,246	13,094
	Oracle Corp.	4.375%	5/15/55	2,081	2,733
	Oracle Corp.	3.850%	4/1/60	8,096	9,864
	QUALCOMM Inc.	4.650%	5/20/35	3,070	4,094
114

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	4.800%	5/20/45	4,481	6,318
	QUALCOMM Inc.	4.300%	5/20/47	5,350	7,245
	S&P Global Inc.	3.250%	12/1/49	1,997	2,328
	S&P Global Inc.	2.300%	8/15/60	2,000	1,889
	Seagate HDD Cayman	5.750%	12/1/34	600	703
	Texas Instruments Inc.	3.875%	3/15/39	2,499	3,117
	Texas Instruments Inc.	4.150%	5/15/48	3,653	4,862
	Thomson Reuters Corp.	5.500%	8/15/35	599	796
	Thomson Reuters Corp.	5.850%	4/15/40	1,365	1,887
	Thomson Reuters Corp.	5.650%	11/23/43	600	807
	Verisk Analytics Inc.	5.500%	6/15/45	943	1,336
	Verisk Analytics Inc.	3.625%	5/15/50	1,700	1,970
					476,192
Utilities (6.40%)
[2]	AEP Texas Inc.	4.150%	5/1/49	590	732
[2]	AEP Texas Inc.	3.450%	1/15/50	665	752
	AEP Transmission Co. LLC	4.000%	12/1/46	950	1,194
	AEP Transmission Co. LLC	3.750%	12/1/47	1,200	1,456
	AEP Transmission Co. LLC	4.250%	9/15/48	775	1,026
	AEP Transmission Co. LLC	3.800%	6/15/49	1,000	1,220
	AEP Transmission Co. LLC	3.150%	9/15/49	1,080	1,192
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	1,375	1,661
[2,3]	AES Corp.	2.450%	1/15/31	3,275	3,316
	Alabama Power Co.	6.125%	5/15/38	610	914
	Alabama Power Co.	6.000%	3/1/39	840	1,246
	Alabama Power Co.	3.850%	12/1/42	544	665
	Alabama Power Co.	4.150%	8/15/44	1,930	2,440
	Alabama Power Co.	3.750%	3/1/45	1,942	2,333
	Alabama Power Co.	4.300%	1/2/46	1,116	1,469
[2]	Alabama Power Co.	3.700%	12/1/47	2,367	2,891
[2]	Alabama Power Co.	4.300%	7/15/48	630	837
	Alabama Power Co.	3.450%	10/1/49	1,000	1,179
	Ameren Corp.	3.500%	1/15/31	2,075	2,384
	Ameren Illinois Co.	4.150%	3/15/46	677	855
	Ameren Illinois Co.	3.700%	12/1/47	1,545	1,884
	Ameren Illinois Co.	4.500%	3/15/49	1,187	1,623
	Ameren Illinois Co.	3.250%	3/15/50	1,046	1,197
	American Electric Power Co. Inc.	3.250%	3/1/50	1,060	1,140
	American Water Capital Corp.	6.593%	10/15/37	1,783	2,752
	American Water Capital Corp.	4.300%	12/1/42	1,300	1,705
	American Water Capital Corp.	4.300%	9/1/45	1,150	1,482
	American Water Capital Corp.	3.750%	9/1/47	1,326	1,615
	American Water Capital Corp.	4.200%	9/1/48	1,850	2,413
	American Water Capital Corp.	4.150%	6/1/49	1,780	2,333
	American Water Capital Corp.	3.450%	5/1/50	1,500	1,779
	Appalachian Power Co.	7.000%	4/1/38	1,143	1,754
	Appalachian Power Co.	4.400%	5/15/44	1,553	1,938
	Appalachian Power Co.	4.450%	6/1/45	1,218	1,553
[2]	Appalachian Power Co.	4.500%	3/1/49	1,425	1,881
[2]	Appalachian Power Co.	3.700%	5/1/50	1,450	1,744
	Arizona Public Service Co.	5.050%	9/1/41	1,455	1,981
	Arizona Public Service Co.	4.500%	4/1/42	900	1,157
	Arizona Public Service Co.	4.350%	11/15/45	875	1,123
	Arizona Public Service Co.	3.750%	5/15/46	1,585	1,937
	Arizona Public Service Co.	4.200%	8/15/48	1,350	1,739
	Arizona Public Service Co.	4.250%	3/1/49	1,350	1,756
	Arizona Public Service Co.	3.350%	5/15/50	200	234
	Atmos Energy Corp.	5.500%	6/15/41	1,425	2,047
	Atmos Energy Corp.	4.150%	1/15/43	975	1,217
	Atmos Energy Corp.	4.125%	10/15/44	2,555	3,209
115

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	4.300%	10/1/48	500	670
	Atmos Energy Corp.	4.125%	3/15/49	1,159	1,491
	Atmos Energy Corp.	3.375%	9/15/49	1,700	1,972
	Avista Corp.	4.350%	6/1/48	800	1,014
	Baltimore Gas & Electric Co.	6.350%	10/1/36	350	532
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,218	1,398
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/47	900	1,103
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,175	1,531
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,875	2,092
	Baltimore Gas & Electric Co.	2.900%	6/15/50	100	108
[2,3]	Berkshire Hathaway Energy Co.	1.650%	5/15/31	100	100
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,625	3,867
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,069	2,988
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,943	2,664
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,956	2,469
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,651	3,158
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,896	3,854
[2,3]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,152	1,472
[2,3]	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,525	2,594
	Black Hills Corp.	4.350%	5/1/33	1,650	1,992
	Black Hills Corp.	4.200%	9/15/46	1,045	1,283
[2]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	655	971
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,825	2,135
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	948
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,762	2,253
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,736	2,304
	CenterPoint Energy Inc.	3.700%	9/1/49	200	230
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,349
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	550	674
	Cleco Corporate Holdings LLC	4.973%	5/1/46	800	937
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	700	853
	CMS Energy Corp.	4.875%	3/1/44	984	1,299
	Commonwealth Edison Co.	5.900%	3/15/36	1,220	1,759
	Commonwealth Edison Co.	6.450%	1/15/38	1,039	1,591
	Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,865
	Commonwealth Edison Co.	4.700%	1/15/44	1,550	2,069
	Commonwealth Edison Co.	3.700%	3/1/45	1,360	1,598
	Commonwealth Edison Co.	3.650%	6/15/46	1,975	2,332
[2]	Commonwealth Edison Co.	3.750%	8/15/47	2,250	2,703
	Commonwealth Edison Co.	4.000%	3/1/48	1,500	1,887
	Commonwealth Edison Co.	4.000%	3/1/49	1,174	1,491
[2]	Commonwealth Edison Co.	3.200%	11/15/49	900	1,012
	Commonwealth Edison Co.	3.000%	3/1/50	1,413	1,541
	Connecticut Light & Power Co.	4.300%	4/15/44	1,350	1,751
	Connecticut Light & Power Co.	4.000%	4/1/48	2,270	2,938
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	995	1,306
[2]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	1,066
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,320	1,892
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,380	2,000
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,850	4,348
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,550	2,118
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,980	2,756
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,060	1,284
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,618	3,079
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	899	1,124
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	984	1,269
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	1,422
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,157	2,541
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,505	1,977
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	285	351
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	2,050	2,497
116

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,201	1,591
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,500	1,882
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	900	1,108
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	829	1,088
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	200	231
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,675	1,704
	Consumers Energy Co.	3.950%	5/15/43	1,300	1,633
	Consumers Energy Co.	3.250%	8/15/46	1,722	1,956
	Consumers Energy Co.	3.950%	7/15/47	1,647	2,106
	Consumers Energy Co.	4.050%	5/15/48	1,359	1,779
	Consumers Energy Co.	4.350%	4/15/49	841	1,159
	Consumers Energy Co.	3.750%	2/15/50	760	956
	Consumers Energy Co.	3.100%	8/15/50	675	773
	Consumers Energy Co.	3.500%	8/1/51	1,100	1,357
	Consumers Energy Co.	2.500%	5/1/60	1,200	1,204
	Dayton Power & Light Co.	3.950%	6/15/49	600	695
	Delmarva Power & Light Co.	4.150%	5/15/45	1,633	2,029
[2]	Dominion Energy Inc.	6.300%	3/15/33	1,110	1,574
[2]	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,308
[2]	Dominion Energy Inc.	5.950%	6/15/35	1,240	1,732
[2]	Dominion Energy Inc.	4.900%	8/1/41	1,200	1,566
[2]	Dominion Energy Inc.	4.050%	9/15/42	1,600	1,915
	Dominion Energy Inc.	4.700%	12/1/44	620	808
[2]	Dominion Energy Inc.	4.600%	3/15/49	1,780	2,371
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,487	2,142
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,100	1,476
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	2,175	3,220
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,775	2,542
[2]	DTE Electric Co.	2.625%	3/1/31	1,950	2,143
[2]	DTE Electric Co.	4.000%	4/1/43	1,510	1,869
	DTE Electric Co.	4.300%	7/1/44	650	834
	DTE Electric Co.	3.700%	3/15/45	1,400	1,689
	DTE Electric Co.	3.700%	6/1/46	1,450	1,777
	DTE Electric Co.	3.750%	8/15/47	1,940	2,405
[2]	DTE Electric Co.	4.050%	5/15/48	850	1,111
	DTE Electric Co.	3.950%	3/1/49	545	706
	DTE Electric Co.	2.950%	3/1/50	747	837
	DTE Energy Co.	6.375%	4/15/33	1,105	1,583
	Duke Energy Carolinas LLC	6.450%	10/15/32	865	1,255
	Duke Energy Carolinas LLC	6.100%	6/1/37	2,247	3,301
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,810	2,718
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,465	2,083
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,125	1,421
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,875	2,317
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,100	1,354
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,100	1,327
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,100	2,612
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,650	1,877
	Duke Energy Corp.	4.800%	12/15/45	2,375	3,129
	Duke Energy Corp.	3.750%	9/1/46	2,895	3,366
	Duke Energy Corp.	3.950%	8/15/47	1,502	1,812
	Duke Energy Corp.	4.200%	6/15/49	1,175	1,491
	Duke Energy Florida LLC	6.350%	9/15/37	2,419	3,681
	Duke Energy Florida LLC	6.400%	6/15/38	1,179	1,822
	Duke Energy Florida LLC	5.650%	4/1/40	1,375	2,000
	Duke Energy Florida LLC	3.400%	10/1/46	1,416	1,611
	Duke Energy Florida LLC	4.200%	7/15/48	2,050	2,655
	Duke Energy Indiana LLC	6.120%	10/15/35	1,306	1,840
	Duke Energy Indiana LLC	6.350%	8/15/38	2,000	3,063
[2]	Duke Energy Indiana LLC	4.900%	7/15/43	1,630	2,220
	Duke Energy Indiana LLC	3.750%	5/15/46	1,305	1,562
117

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Duke Energy Indiana LLC	3.250%	10/1/49	1,250	1,386
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,875	2,208
	Duke Energy Ohio Inc.	4.300%	2/1/49	2,250	2,919
	Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,614
	Duke Energy Progress LLC	4.100%	5/15/42	1,725	2,104
	Duke Energy Progress LLC	4.100%	3/15/43	1,620	2,013
	Duke Energy Progress LLC	4.150%	12/1/44	1,508	1,908
	Duke Energy Progress LLC	4.200%	8/15/45	1,539	1,943
	Duke Energy Progress LLC	3.700%	10/15/46	1,100	1,328
	Duke Energy Progress LLC	3.600%	9/15/47	2,485	2,990
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	1,025	1,313
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,452
[2]	Eastern Energy Gas Holdings LLC	3.900%	11/15/49	800	934
	El Paso Electric Co.	6.000%	5/15/35	725	1,001
	El Paso Electric Co.	5.000%	12/1/44	1,324	1,554
	Emera US Finance LP	4.750%	6/15/46	2,549	3,240
	Entergy Arkansas LLC	4.200%	4/1/49	150	195
	Entergy Arkansas LLC	2.650%	6/15/51	1,000	1,024
	Entergy Corp.	3.750%	6/15/50	1,675	1,939
	Entergy Louisiana LLC	3.050%	6/1/31	1,520	1,717
	Entergy Louisiana LLC	4.000%	3/15/33	2,553	3,169
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,636
	Entergy Louisiana LLC	4.200%	9/1/48	2,300	3,000
	Entergy Louisiana LLC	4.200%	4/1/50	993	1,291
	Entergy Louisiana LLC	2.900%	3/15/51	1,925	2,034
	Entergy Mississippi LLC	3.850%	6/1/49	2,337	2,864
	Entergy Texas Inc.	1.750%	3/15/31	1,100	1,099
	Entergy Texas Inc.	4.500%	3/30/39	500	633
	Entergy Texas Inc.	3.550%	9/30/49	1,846	2,129
	Essential Utilities Inc.	4.276%	5/1/49	1,400	1,755
	Essential Utilities Inc.	3.351%	4/15/50	1,300	1,452
	Evergy Kansas Central Inc.	4.125%	3/1/42	618	756
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,765	2,196
	Evergy Kansas Central Inc.	4.250%	12/1/45	1,287	1,678
	Evergy Kansas Central Inc.	3.450%	4/15/50	250	296
	Evergy Metro Inc.	5.300%	10/1/41	1,275	1,748
	Evergy Metro Inc.	4.200%	6/15/47	810	1,037
	Evergy Metro Inc.	4.200%	3/15/48	1,725	2,213
[2]	Evergy Metro Inc.	4.125%	4/1/49	650	834
	Eversource Energy	3.450%	1/15/50	900	1,027
	Exelon Corp.	5.625%	6/15/35	1,875	2,528
	Exelon Corp.	5.100%	6/15/45	2,874	3,898
	Exelon Corp.	4.450%	4/15/46	1,637	2,081
	Exelon Corp.	4.700%	4/15/50	1,850	2,444
	Exelon Generation Co. LLC	6.250%	10/1/39	425	512
	Exelon Generation Co. LLC	5.600%	6/15/42	3,286	3,728
	Florida Power & Light Co.	5.625%	4/1/34	629	904
	Florida Power & Light Co.	4.950%	6/1/35	775	1,069
	Florida Power & Light Co.	5.650%	2/1/37	1,343	1,893
	Florida Power & Light Co.	5.950%	2/1/38	1,000	1,496
	Florida Power & Light Co.	5.960%	4/1/39	1,005	1,526
	Florida Power & Light Co.	5.690%	3/1/40	965	1,430
	Florida Power & Light Co.	5.250%	2/1/41	1,675	2,386
	Florida Power & Light Co.	4.050%	6/1/42	1,557	1,975
	Florida Power & Light Co.	3.800%	12/15/42	1,040	1,296
	Florida Power & Light Co.	4.050%	10/1/44	957	1,228
	Florida Power & Light Co.	3.700%	12/1/47	1,490	1,860
	Florida Power & Light Co.	3.950%	3/1/48	2,268	2,936
	Florida Power & Light Co.	4.125%	6/1/48	2,650	3,484
	Florida Power & Light Co.	3.990%	3/1/49	1,550	2,029
	Florida Power & Light Co.	3.150%	10/1/49	2,450	2,810
118

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Georgia Power Co.	4.750%	9/1/40	1,695	2,208
	Georgia Power Co.	4.300%	3/15/42	1,043	1,325
	Georgia Power Co.	4.300%	3/15/43	1,260	1,596
[2]	Georgia Power Co.	3.700%	1/30/50	1,350	1,633
	Iberdrola International BV	6.750%	7/15/36	595	911
[2]	Indiana Michigan Power Co.	4.550%	3/15/46	1,000	1,318
[2]	Indiana Michigan Power Co.	3.750%	7/1/47	775	903
	Interstate Power & Light Co.	6.250%	7/15/39	1,384	2,016
	Interstate Power & Light Co.	3.700%	9/15/46	650	746
	ITC Holdings Corp.	5.300%	7/1/43	800	1,062
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	893	1,125
	Kentucky Utilities Co.	5.125%	11/1/40	2,092	2,900
	Kentucky Utilities Co.	4.375%	10/1/45	890	1,153
	Kentucky Utilities Co.	3.300%	6/1/50	1,400	1,586
	Louisville Gas & Electric Co.	4.250%	4/1/49	705	913
	MidAmerican Energy Co.	6.750%	12/30/31	925	1,381
	MidAmerican Energy Co.	4.800%	9/15/43	783	1,067
	MidAmerican Energy Co.	4.250%	5/1/46	1,569	2,032
	MidAmerican Energy Co.	3.950%	8/1/47	1,245	1,555
	MidAmerican Energy Co.	3.650%	8/1/48	1,274	1,560
	MidAmerican Energy Co.	4.250%	7/15/49	1,282	1,716
[2]	Mississippi Power Co.	4.250%	3/15/42	1,325	1,612
	National Grid USA	5.803%	4/1/35	1,000	1,333
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	950	938
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,125	1,779
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,175	1,452
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,700	2,265
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,083	1,420
[2]	Nevada Power Co.	6.650%	4/1/36	887	1,356
[2]	Nevada Power Co.	6.750%	7/1/37	1,210	1,830
[2]	Nevada Power Co.	3.125%	8/1/50	2,250	2,495
	NiSource Inc.	1.700%	2/15/31	500	497
	NiSource Inc.	5.950%	6/15/41	581	829
	NiSource Inc.	5.250%	2/15/43	1,682	2,294
	NiSource Inc.	4.800%	2/15/44	1,635	2,133
	NiSource Inc.	5.650%	2/1/45	1,305	1,879
	NiSource Inc.	4.375%	5/15/47	3,180	4,037
	NiSource Inc.	3.950%	3/30/48	892	1,092
	Northern States Power Co.	6.250%	6/1/36	1,125	1,686
	Northern States Power Co.	6.200%	7/1/37	850	1,287
	Northern States Power Co.	5.350%	11/1/39	1,525	2,201
	Northern States Power Co.	4.125%	5/15/44	1,225	1,582
	Northern States Power Co.	4.000%	8/15/45	1,010	1,305
	Northern States Power Co.	3.600%	9/15/47	400	490
	Northern States Power Co.	2.900%	3/1/50	905	1,021
	NorthWestern Corp.	4.176%	11/15/44	1,000	1,204
	NSTAR Electric Co.	5.500%	3/15/40	777	1,113
	NSTAR Electric Co.	4.400%	3/1/44	1,010	1,338
	Oglethorpe Power Corp.	5.950%	11/1/39	1,385	1,832
	Oglethorpe Power Corp.	5.375%	11/1/40	2,226	2,751
	Oglethorpe Power Corp.	5.050%	10/1/48	102	130
	Oglethorpe Power Corp.	5.250%	9/1/50	440	544
	Ohio Edison Co.	6.875%	7/15/36	900	1,220
	Ohio Power Co.	4.150%	4/1/48	585	748
	Ohio Power Co.	4.000%	6/1/49	1,725	2,165
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,234
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	589
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	700	1,053
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	765	1,180
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,698
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,000	1,427
119

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	970	1,287
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	538	777
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,500	1,829
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,318
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,000	1,297
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,625	2,016
[2]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,250	1,433
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	700	878
[2,3]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	927	1,410
	ONE Gas Inc.	4.658%	2/1/44	1,700	2,224
	ONE Gas Inc.	4.500%	11/1/48	900	1,206
	Pacific Gas & Electric Co.	2.500%	2/1/31	4,925	4,921
	Pacific Gas & Electric Co.	4.500%	7/1/40	6,950	7,742
	Pacific Gas & Electric Co.	4.750%	2/15/44	3,425	3,844
	Pacific Gas & Electric Co.	4.300%	3/15/45	2,100	2,237
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,175	2,257
	Pacific Gas & Electric Co.	4.950%	7/1/50	9,300	11,083
	Pacific Gas & Electric Co.	3.500%	8/1/50	4,325	4,293
	PacifiCorp	7.700%	11/15/31	1,500	2,313
	PacifiCorp	5.250%	6/15/35	1,684	2,333
	PacifiCorp	6.100%	8/1/36	670	964
	PacifiCorp	6.250%	10/15/37	2,963	4,405
	PacifiCorp	6.350%	7/15/38	1,340	2,011
	PacifiCorp	6.000%	1/15/39	912	1,350
	PacifiCorp	4.100%	2/1/42	1,160	1,416
	PacifiCorp	4.125%	1/15/49	2,240	2,851
	PacifiCorp	4.150%	2/15/50	1,398	1,811
	PacifiCorp	3.300%	3/15/51	1,225	1,410
	PECO Energy Co.	5.950%	10/1/36	1,140	1,688
	PECO Energy Co.	3.700%	9/15/47	250	307
	PECO Energy Co.	3.900%	3/1/48	2,140	2,710
	PECO Energy Co.	3.000%	9/15/49	600	662
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	1,095
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	650	741
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,000	1,117
	Potomac Electric Power Co.	6.500%	11/15/37	1,370	2,075
	Potomac Electric Power Co.	4.150%	3/15/43	990	1,242
	PPL Capital Funding Inc.	5.000%	3/15/44	1,239	1,593
	PPL Capital Funding Inc.	4.000%	9/15/47	2,024	2,364
	PPL Electric Utilities Corp.	6.250%	5/15/39	565	847
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,025	1,276
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,900	2,352
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,950	2,528
	PPL Electric Utilities Corp.	3.000%	10/1/49	100	109
	Progress Energy Inc.	7.750%	3/1/31	1,540	2,289
	Progress Energy Inc.	7.000%	10/30/31	125	176
	Progress Energy Inc.	6.000%	12/1/39	725	1,023
	PSEG Power LLC	8.625%	4/15/31	1,340	2,029
[2]	Public Service Co. of Colorado	1.900%	1/15/31	1,100	1,142
[2]	Public Service Co. of Colorado	6.250%	9/1/37	111	168
	Public Service Co. of Colorado	6.500%	8/1/38	500	781
	Public Service Co. of Colorado	3.600%	9/15/42	930	1,115
	Public Service Co. of Colorado	4.300%	3/15/44	840	1,093
	Public Service Co. of Colorado	3.800%	6/15/47	1,500	1,880
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,620
	Public Service Co. of Colorado	4.050%	9/15/49	2,117	2,770
[2]	Public Service Co. of Colorado	2.700%	1/15/51	1,300	1,390
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,500	1,808
[2]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	1,038
[2]	Public Service Electric & Gas Co.	3.950%	5/1/42	1,685	2,065
[2]	Public Service Electric & Gas Co.	3.650%	9/1/42	920	1,073
120

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,312	1,602
[2]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,085	1,326
[2]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,302
[2]	Public Service Electric & Gas Co.	3.850%	5/1/49	2,325	2,948
[2]	Public Service Electric & Gas Co.	3.200%	8/1/49	420	481
[2]	Public Service Electric & Gas Co.	2.700%	5/1/50	750	793
[2]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	467
	Puget Sound Energy Inc.	6.274%	3/15/37	995	1,437
	Puget Sound Energy Inc.	5.757%	10/1/39	800	1,139
	Puget Sound Energy Inc.	5.795%	3/15/40	900	1,280
	Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,428
	Puget Sound Energy Inc.	4.300%	5/20/45	749	946
	Puget Sound Energy Inc.	4.223%	6/15/48	931	1,195
	Puget Sound Energy Inc.	3.250%	9/15/49	1,260	1,392
	San Diego Gas & Electric Co.	6.000%	6/1/39	560	815
	San Diego Gas & Electric Co.	4.500%	8/15/40	635	806
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,600	1,870
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,683
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	150	189
[2]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,750	1,981
	Sempra Energy	3.800%	2/1/38	1,397	1,609
	Sempra Energy	6.000%	10/15/39	3,040	4,355
	Sempra Energy	4.000%	2/1/48	907	1,074
	Southern California Edison Co.	6.000%	1/15/34	1,185	1,641
[2]	Southern California Edison Co.	5.750%	4/1/35	1,070	1,459
[2]	Southern California Edison Co.	5.350%	7/15/35	1,095	1,480
	Southern California Edison Co.	5.625%	2/1/36	1,765	2,253
[2]	Southern California Edison Co.	5.550%	1/15/37	690	883
[2]	Southern California Edison Co.	5.950%	2/1/38	1,600	2,161
	Southern California Edison Co.	6.050%	3/15/39	640	869
	Southern California Edison Co.	5.500%	3/15/40	730	970
	Southern California Edison Co.	4.500%	9/1/40	1,605	1,930
	Southern California Edison Co.	4.050%	3/15/42	1,740	1,986
[2]	Southern California Edison Co.	3.900%	3/15/43	2,037	2,295
	Southern California Edison Co.	4.650%	10/1/43	2,340	2,893
[2]	Southern California Edison Co.	3.600%	2/1/45	815	897
	Southern California Edison Co.	4.000%	4/1/47	1,595	1,873
[2]	Southern California Edison Co.	4.125%	3/1/48	3,090	3,687
[2]	Southern California Edison Co.	4.875%	3/1/49	1,750	2,306
	Southern California Edison Co.	3.650%	2/1/50	2,275	2,575
	Southern California Gas Co.	5.125%	11/15/40	225	309
	Southern California Gas Co.	3.750%	9/15/42	1,050	1,245
[2]	Southern California Gas Co.	4.125%	6/1/48	1,350	1,736
[2]	Southern California Gas Co.	4.300%	1/15/49	900	1,189
[2]	Southern California Gas Co.	3.950%	2/15/50	1,500	1,872
	Southern Co.	4.250%	7/1/36	1,325	1,626
	Southern Co.	4.400%	7/1/46	3,176	3,973
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	970	976
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	955	1,386
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,830	2,254
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,141
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,800	2,266
	Southern Power Co.	5.150%	9/15/41	1,345	1,649
	Southern Power Co.	5.250%	7/15/43	1,055	1,295
[2]	Southern Power Co.	4.950%	12/15/46	1,400	1,675
	Southwest Gas Corp.	3.800%	9/29/46	800	923
	Southwest Gas Corp.	4.150%	6/1/49	875	1,058
	Southwestern Electric Power Co.	6.200%	3/15/40	510	743
[2]	Southwestern Electric Power Co.	3.900%	4/1/45	1,490	1,730
[2]	Southwestern Electric Power Co.	3.850%	2/1/48	1,905	2,229
	Southwestern Public Service Co.	4.500%	8/15/41	1,196	1,544
121

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Public Service Co.	3.400%	8/15/46	1,350	1,520
	Southwestern Public Service Co.	3.700%	8/15/47	1,590	1,892
[2]	Southwestern Public Service Co.	4.400%	11/15/48	1,750	2,263
	Southwestern Public Service Co.	3.750%	6/15/49	1,075	1,309
[2]	Southwestern Public Service Co.	3.150%	5/1/50	781	871
	Tampa Electric Co.	4.100%	6/15/42	725	879
	Tampa Electric Co.	4.350%	5/15/44	685	863
	Tampa Electric Co.	4.300%	6/15/48	1,050	1,358
	Tampa Electric Co.	4.450%	6/15/49	575	752
	Tampa Electric Co.	3.625%	6/15/50	900	1,083
	Toledo Edison Co.	6.150%	5/15/37	700	953
	Tucson Electric Power Co.	4.850%	12/1/48	1,515	2,023
	Union Electric Co.	5.300%	8/1/37	1,000	1,343
	Union Electric Co.	8.450%	3/15/39	665	1,138
	Union Electric Co.	3.900%	9/15/42	1,225	1,491
	Union Electric Co.	3.650%	4/15/45	1,262	1,496
	Union Electric Co.	4.000%	4/1/48	1,100	1,381
	Union Electric Co.	3.250%	10/1/49	575	647
	Union Electric Co.	2.625%	3/15/51	842	881
	Veolia Environnement SA	6.750%	6/1/38	522	740
[2]	Virginia Electric & Power Co.	6.000%	1/15/36	1,635	2,367
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	1,933	2,818
	Virginia Electric & Power Co.	6.350%	11/30/37	1,656	2,490
	Virginia Electric & Power Co.	4.000%	1/15/43	1,950	2,433
[2]	Virginia Electric & Power Co.	4.650%	8/15/43	2,385	3,199
[2]	Virginia Electric & Power Co.	4.200%	5/15/45	1,373	1,748
[2]	Virginia Electric & Power Co.	4.000%	11/15/46	1,880	2,413
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	1,548	1,924
	Virginia Electric & Power Co.	4.600%	12/1/48	1,800	2,487
	Virginia Electric & Power Co.	3.300%	12/1/49	1,678	1,953
	Virginia Electric & Power Co.	2.450%	12/15/50	2,000	2,010
[2]	Washington Gas Light Co.	3.796%	9/15/46	1,000	1,190
[2]	Washington Gas Light Co.	3.650%	9/15/49	850	1,019
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	835
	Wisconsin Electric Power Co.	5.700%	12/1/36	725	1,021
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,408
	Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,309
	Wisconsin Power & Light Co.	3.650%	4/1/50	1,000	1,183
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	485
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,719	2,320
	Xcel Energy Inc.	6.500%	7/1/36	616	925
	Xcel Energy Inc.	3.500%	12/1/49	1,325	1,544
					773,231
Total Corporate Bonds (Cost $5,487,367)					6,388,902
Sovereign Bonds (3.70%)
[2]	Asian Development Bank	0.750%	10/8/30	295	287
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,948	2,220
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,250	1,237
	CNOOC Finance 2014 ULC	4.875%	4/30/44	1,200	1,476
	CNOOC Finance 2015 Australia Pty. Ltd.	4.200%	5/5/45	500	565
	CNOOC Petroleum North America ULC	7.875%	3/15/32	1,472	2,166
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,655	2,308
	CNOOC Petroleum North America ULC	7.500%	7/30/39	1,339	2,079
	Ecopetrol SA	7.375%	9/18/43	1,975	2,688
	Ecopetrol SA	5.875%	5/28/45	4,951	5,984
	Equinor ASA	3.625%	4/6/40	1,341	1,629
	Equinor ASA	5.100%	8/17/40	1,097	1,541
	Equinor ASA	4.250%	11/23/41	1,575	1,982
	Equinor ASA	3.950%	5/15/43	1,957	2,368
122

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	4.800%	11/8/43	1,840	2,468
	Equinor ASA	3.250%	11/18/49	4,342	4,832
	Equinor ASA	3.700%	4/6/50	5,051	6,061
	European Investment Bank	4.875%	2/15/36	3,972	5,855
[2]	Inter-American Development Bank	3.875%	10/28/41	1,230	1,696
	Inter-American Development Bank	3.200%	8/7/42	550	695
	Inter-American Development Bank	4.375%	1/24/44	733	1,094
[2]	International Bank for Reconstruction & Development	4.750%	2/15/35	1,250	1,783
[4]	KFW	0.750%	9/30/30	2,375	2,319
[4]	KFW	0.000%	4/18/36	700	559
[4]	KFW	0.000%	6/29/37	534	420
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	2,975	3,652
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	1,575	2,551
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	2,250	2,796
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	9,520	13,316
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	6,052	8,405
	Province of British Columbia	7.250%	9/1/36	990	1,661
[2]	Republic of Chile	2.450%	1/31/31	3,250	3,479
[2]	Republic of Chile	2.550%	1/27/32	4,020	4,325
	Republic of Chile	3.625%	10/30/42	2,650	3,104
	Republic of Chile	3.860%	6/21/47	3,269	3,985
[2]	Republic of Chile	3.500%	1/25/50	2,990	3,420
[2]	Republic of Colombia	3.125%	4/15/31	1,525	1,620
	Republic of Colombia	10.375%	1/28/33	1,550	2,501
	Republic of Colombia	7.375%	9/18/37	3,848	5,624
	Republic of Colombia	6.125%	1/18/41	5,950	7,972
[2]	Republic of Colombia	5.625%	2/26/44	4,813	6,227
[2]	Republic of Colombia	5.000%	6/15/45	11,397	13,942
[2]	Republic of Colombia	5.200%	5/15/49	5,050	6,391
[2]	Republic of Colombia	4.125%	5/15/51	3,100	3,444
	Republic of Hungary	7.625%	3/29/41	2,469	4,379
	Republic of Indonesia	2.850%	2/14/30	400	430
	Republic of Indonesia	4.350%	1/11/48	5,000	5,956
	Republic of Indonesia	5.350%	2/11/49	2,575	3,528
	Republic of Indonesia	3.700%	10/30/49	2,575	2,817
	Republic of Indonesia	3.500%	2/14/50	2,400	2,604
	Republic of Indonesia	4.200%	10/15/50	4,000	4,770
	Republic of Indonesia	4.450%	4/15/70	1,925	2,358
	Republic of Italy	5.375%	6/15/33	2,754	3,533
	Republic of Italy	4.000%	10/17/49	4,853	5,341
	Republic of Korea	4.125%	6/10/44	2,663	3,606
	Republic of Korea	3.875%	9/20/48	1,399	1,860
[2]	Republic of Panama	2.252%	9/29/32	1,350	1,396
[2]	Republic of Panama	6.700%	1/26/36	1,776	2,633
[2]	Republic of Panama	4.500%	5/15/47	2,910	3,747
[2]	Republic of Panama	4.500%	4/16/50	8,557	10,996
[2]	Republic of Panama	4.300%	4/29/53	4,300	5,434
[2]	Republic of Panama	4.500%	4/1/56	7,145	9,217
[2]	Republic of Panama	3.870%	7/23/60	3,155	3,723
[2]	Republic of Peru	2.783%	1/23/31	675	742
[2]	Republic of Peru	1.862%	12/1/32	400	404
	Republic of Peru	8.750%	11/21/33	6,425	10,974
[2]	Republic of Peru	6.550%	3/14/37	3,967	6,021
	Republic of Peru	5.625%	11/18/50	7,116	11,174
[2]	Republic of Peru	2.780%	12/1/60	850	849
[2]	Republic of Peru	3.230%	7/28/21	2,550	2,547
	Republic of the Philippines	7.750%	1/14/31	3,075	4,747
	Republic of the Philippines	1.648%	6/10/31	920	928
	Republic of the Philippines	6.375%	1/15/32	4,125	5,904
	Republic of the Philippines	6.375%	10/23/34	5,233	7,692
	Republic of the Philippines	5.000%	1/13/37	4,875	6,447
123

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	3.950%	1/20/40	5,002	5,981
	Republic of the Philippines	3.700%	3/1/41	1,647	1,908
	Republic of the Philippines	3.700%	2/2/42	4,285	4,988
	Republic of the Philippines	2.950%	5/5/45	4,495	4,772
	Republic of the Philippines	2.650%	12/10/45	2,516	2,543
	State of Israel	4.500%	1/30/43	7,845	10,361
	State of Israel	4.125%	1/17/48	2,070	2,662
	State of Israel	3.375%	1/15/50	5,375	5,942
	State of Israel	3.875%	7/3/50	4,500	5,416
	State of Israel	4.500%	4/3/20	1,950	2,581
[2]	United Mexican States	2.659%	5/24/31	1,350	1,380
[2]	United Mexican States	8.300%	8/15/31	2,950	4,491
[2]	United Mexican States	4.750%	4/27/32	3,100	3,734
[2]	United Mexican States	7.500%	4/8/33	2,807	4,065
[2]	United Mexican States	6.750%	9/27/34	6,447	9,082
	United Mexican States	6.050%	1/11/40	10,299	13,823
[2]	United Mexican States	4.750%	3/8/44	16,156	19,216
	United Mexican States	5.550%	1/21/45	5,445	7,146
	United Mexican States	4.600%	1/23/46	6,826	7,961
	United Mexican States	4.350%	1/15/47	3,228	3,683
	United Mexican States	4.600%	2/10/48	5,962	6,999
[2]	United Mexican States	4.500%	1/31/50	4,600	5,397
[2]	United Mexican States	5.000%	4/27/51	7,625	9,509
[2]	United Mexican States	3.771%	5/24/61	9,610	10,018
[2]	United Mexican States	5.750%	10/12/10	1,870	2,483
Total Sovereign Bonds (Cost $401,700)					447,625
Taxable Municipal Bonds (3.13%)
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	1,025	1,716
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	1,118
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	1,048
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	550	807
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	1,760	2,614
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.270%	2/15/50	450	639
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,445	2,713
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	1,105
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,709
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	3,160	5,443
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,755	3,213
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,690	3,119
	Broward County FL Airport System Revenue	3.477%	10/1/43	1,120	1,168
	California GO	1.750%	11/1/30	479	493
	California GO	4.500%	4/1/33	1,475	1,783
	California GO	7.500%	4/1/34	4,885	8,142
	California GO	4.600%	4/1/38	1,925	2,315
	California GO	7.550%	4/1/39	7,395	12,984
	California GO	7.300%	10/1/39	4,805	7,931
	California GO	7.350%	11/1/39	1,000	1,661
	California GO	7.625%	3/1/40	2,665	4,625
	California GO	7.600%	11/1/40	5,210	9,424
124

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University Systemwide Revenue	3.899%	11/1/47	1,000	1,225
	California State University Systemwide Revenue	2.897%	11/1/51	650	661
	California State University Systemwide Revenue	2.975%	11/1/51	1,400	1,495
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,175
	Chicago IL GO	7.045%	1/1/29	800	868
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,645	2,358
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	950	1,431
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	370
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	5,000	7,230
	Clark County NV Airport System Revenue	6.820%	7/1/45	1,450	2,404
	Commonwealth Financing Authority Pennsylvania Revenue	4.014%	6/1/33	1,300	1,529
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	1,174
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	1,150
	Connecticut GO	5.090%	10/1/30	750	913
	Connecticut GO	5.850%	3/15/32	1,500	2,096
	Cook County IL GO	6.229%	11/15/34	925	1,302
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,250
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,170	1,787
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,515	2,157
	Dallas TX Convention Center Hotel Development Corp Hotel Revenue	7.088%	1/1/42	1,065	1,483
[5]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,516
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	950	1,016
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,471
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,352
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	850	1,263
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	1,325	1,991
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,815
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,516	3,826
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	3,086	4,770
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	837	1,210
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	525
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	1,210
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,500	2,615
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	613
	Houston TX GO	6.290%	3/1/32	800	1,015
	Houston TX GO	3.961%	3/1/47	550	679
	Illinois GO	5.100%	6/1/33	18,410	19,813
	Illinois GO	6.630%	2/1/35	1,570	1,799
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,215	1,756
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,346
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	1,200	1,294
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	1,006
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,000	1,042
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,765	3,172
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	975	1,487
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,575	2,758
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,722
	Los Angeles CA Unified School District GO	5.750%	7/1/34	3,570	5,037
125

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,610
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,800	2,468
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,189
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,389
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	775	803
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	775	803
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,250
Massachusetts GO	4.500%	8/1/31	1,000	1,282
Massachusetts GO	5.456%	12/1/39	1,860	2,742
Massachusetts GO	2.813%	9/1/43	1,320	1,453
Massachusetts GO	2.900%	9/1/49	580	624
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,405	2,037
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	950	1,022
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,240	1,794
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,516
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,330	2,358
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,768
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	1,000	1,079
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	925	1,021
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,570	1,769
Mississippi GO	5.245%	11/1/34	1,100	1,460
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,769
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	1,050	1,104
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	6.561%	12/15/40	1,785	2,465
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	1,450	1,502
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	4,132
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,785	7,813
New York City NY GO	5.206%	10/1/31	1,070	1,349
New York City NY GO	5.517%	10/1/37	1,175	1,657
New York City NY GO	6.271%	12/1/37	750	1,136
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,498
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,583
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,258
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	980	1,557
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	1,422
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,000	1,621
New York City NY Transitional Finance Authority Future Tax Revenue	5.267%	5/1/27	20	25
126

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	1,525	1,988
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,000	1,374
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,565
	New York Metropolitan Transportation Authority Revenue	5.175%	11/15/49	1,225	1,435
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,790	2,864
	New York Metropolitan Transportation Authority Revenue (Federally Taxable -Issuer Subsidy - Build America Bonds)	6.814%	11/15/40	40	53
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	815	998
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	40	52
	New York State Dormitory Authority Revenue	3.142%	7/1/43	350	369
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.427%	3/15/39	500	667
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,459
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	1,320	1,843
	New York State Thruway Authority	2.900%	1/1/35	625	678
	New York State Thruway Authority	3.500%	1/1/42	1,100	1,149
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,465
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,154
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,335	4,049
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,775	2,457
	Ohio State University General Receipts Revenue	3.798%	12/1/46	1,150	1,408
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,072	1,559
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	994
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,376
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	1,180	1,712
[6]	Oregon GO	3.424%	3/1/60	750	777
	Pennsylvania State University	2.790%	9/1/43	750	785
	Pennsylvania State University	2.840%	9/1/50	775	801
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	910	1,379
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,475	2,115
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,665	2,388
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,367
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	982
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	822
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,220	1,699
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	6,320	8,408
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,350	1,872
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	678
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,010	1,680
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,641
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	429
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	700	795
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,253
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,125	1,228
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	813
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,520	2,121
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,285
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	832
127

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,225	1,583
San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	711
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,065	1,718
San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,000	3,126
San Francisco CA City & County Public Utilities Commission Water Revenue	2.825%	11/1/41	725	759
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,477
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,451
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,922
South Carolina Public Service Authority Revenue	6.454%	1/1/50	1,300	2,156
Texas GO	5.517%	4/1/39	3,290	4,892
Texas GO	3.211%	4/1/44	1,300	1,420
Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	2,150	2,451
Texas Transportation Commission GO	2.562%	4/1/42	650	662
Texas Transportation Commission GO	2.472%	10/1/44	1,500	1,508
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,283
Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	866
University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,350	2,191
University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	900	1,457
University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,625	1,725
University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	2,010	2,261
University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	840	897
University of California Revenue	4.601%	5/15/31	1,000	1,219
University of California Revenue	5.770%	5/15/43	980	1,417
University of California Revenue	4.131%	5/15/45	500	605
University of California Revenue	5.946%	5/15/45	1,275	1,852
University of California Revenue	4.858%	5/15/12	1,690	2,426
University of California Revenue	4.767%	5/15/15	1,200	1,684
University of Michigan	2.437%	4/1/40	950	991
University of Michigan	2.562%	4/1/50	500	531
University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	852
University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	1,475	1,669
University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,474
University of Texas Financing System Revenue	3.354%	8/15/47	1,000	1,201
University of Texas Financing System Revenue	2.439%	8/15/49	625	634
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	1,190	1,434
University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	1,062
University of Virginia Revenue	2.256%	9/1/50	1,675	1,658
University of Virginia Revenue	4.179%	9/1/17	975	1,299
Washington GO	5.140%	8/1/40	1,285	1,804
Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	981
Total Taxable Municipal Bonds (Cost $290,560)				378,402
128

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
December 31, 2020
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.16%)
Money Market Fund (0.16%)
[7]	Vanguard Market Liquidity Fund (Cost $19,064)	0.111%	190,641	19,064
Total Investments (99.40%) (Cost $10,273,346)				12,012,143
Other Assets and Liabilities—Net (0.60%)				72,744
Net Assets (100%)				12,084,887
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $190,342,000, representing 1.6% of net assets.
4	Guaranteed by the Federal Republic of Germany.
5	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—Government Obligation Bond.
129

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA3140 022021

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (62.6%)
U.S. Government Securities (40.5%)
	United States Treasury Note/Bond	7.875%	2/15/21	209,734	211,471
	United States Treasury Note/Bond	8.125%	5/15/21	110	113
	United States Treasury Note/Bond	8.125%	8/15/21	35,690	37,419
	United States Treasury Note/Bond	2.625%	12/15/21	3	3
	United States Treasury Note/Bond	1.500%	1/31/22	228,760	232,155
	United States Treasury Note/Bond	1.875%	1/31/22	434,482	442,698
	United States Treasury Note/Bond	2.000%	2/15/22	273,916	279,652
	United States Treasury Note/Bond	2.500%	2/15/22	539,583	553,914
	United States Treasury Note/Bond	1.750%	2/28/22	964,382	982,464
	United States Treasury Note/Bond	1.875%	2/28/22	531,386	542,179
	United States Treasury Note/Bond	2.375%	3/15/22	628,400	645,291
	United States Treasury Note/Bond	0.375%	3/31/22	268,365	269,202
	United States Treasury Note/Bond	1.750%	3/31/22	215,000	219,334
	United States Treasury Note/Bond	1.875%	3/31/22	601,810	614,881
	United States Treasury Note/Bond	2.250%	4/15/22	1,083,400	1,113,020
	United States Treasury Note/Bond	0.125%	4/30/22	109,363	109,380
	United States Treasury Note/Bond	1.750%	4/30/22	240,880	246,073
	United States Treasury Note/Bond	1.875%	4/30/22	372,882	381,503
	United States Treasury Note/Bond	1.750%	5/15/22	25,000	25,551
	United States Treasury Note/Bond	2.125%	5/15/22	630,008	647,138
	United States Treasury Note/Bond	0.125%	5/31/22	92,385	92,400
	United States Treasury Note/Bond	1.750%	5/31/22	882,325	902,451
	United States Treasury Note/Bond	1.875%	5/31/22	207,115	212,196
	United States Treasury Note/Bond	1.750%	6/15/22	776,420	794,619
	United States Treasury Note/Bond	0.125%	6/30/22	951,629	951,629
	United States Treasury Note/Bond	1.750%	6/30/22	295,289	302,441
	United States Treasury Note/Bond	2.125%	6/30/22	227,735	234,531
	United States Treasury Note/Bond	1.750%	7/15/22	264,747	271,323
	United States Treasury Note/Bond	0.125%	7/31/22	339,885	339,939
	United States Treasury Note/Bond	1.875%	7/31/22	507,257	521,207
	United States Treasury Note/Bond	2.000%	7/31/22	227,600	234,287
	United States Treasury Note/Bond	1.500%	8/15/22	755,098	771,854
	United States Treasury Note/Bond	1.625%	8/15/22	261,980	268,325
	United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,360
	United States Treasury Note/Bond	0.125%	8/31/22	582,315	582,315
	United States Treasury Note/Bond	1.625%	8/31/22	416,750	427,040
	United States Treasury Note/Bond	1.875%	8/31/22	293,813	302,307
	United States Treasury Note/Bond	1.500%	9/15/22	206,742	211,522
	United States Treasury Note/Bond	0.125%	9/30/22	172,746	172,746
	United States Treasury Note/Bond	1.750%	9/30/22	363,140	373,351
	United States Treasury Note/Bond	1.875%	9/30/22	459,345	473,268
	United States Treasury Note/Bond	1.375%	10/15/22	862,560	881,700
	United States Treasury Note/Bond	0.125%	10/31/22	479,915	479,915
	United States Treasury Note/Bond	1.875%	10/31/22	354,240	365,476
	United States Treasury Note/Bond	2.000%	10/31/22	486,670	503,246
	United States Treasury Note/Bond	1.625%	11/15/22	908,480	933,745
[1]	United States Treasury Note/Bond	0.125%	11/30/22	1,343,651	1,343,651
	United States Treasury Note/Bond	2.000%	11/30/22	665,725	689,338
	United States Treasury Note/Bond	1.625%	12/15/22	869,040	894,294
	United States Treasury Note/Bond	2.125%	12/31/22	863,325	897,590
	United States Treasury Note/Bond	1.500%	1/15/23	450,485	463,013
	United States Treasury Note/Bond	1.750%	1/31/23	302,602	312,721
	United States Treasury Note/Bond	2.375%	1/31/23	472,400	494,248
	United States Treasury Note/Bond	1.375%	2/15/23	661,000	678,351
	United States Treasury Note/Bond	2.000%	2/15/23	70,831	73,620
	United States Treasury Note/Bond	7.125%	2/15/23	163,535	187,503
	United States Treasury Note/Bond	1.500%	2/28/23	322,416	331,889
	United States Treasury Note/Bond	2.625%	2/28/23	291,812	307,406
	United States Treasury Note/Bond	0.500%	3/15/23	972	980
	United States Treasury Note/Bond	1.500%	3/31/23	385,850	397,545
	United States Treasury Note/Bond	2.500%	3/31/23	435,701	458,710

1

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.250%	4/15/23	97,915	98,160
United States Treasury Note/Bond	1.625%	4/30/23	108,332	112,056
United States Treasury Note/Bond	2.750%	4/30/23	234,973	249,181
United States Treasury Note/Bond	0.125%	5/15/23	142,170	142,126
United States Treasury Note/Bond	1.750%	5/15/23	974,383	1,011,224
United States Treasury Note/Bond	1.625%	5/31/23	367,450	380,539
United States Treasury Note/Bond	2.750%	5/31/23	186,365	198,013
United States Treasury Note/Bond	0.250%	6/15/23	2,126,420	2,131,736
United States Treasury Note/Bond	1.375%	6/30/23	275,345	283,735
United States Treasury Note/Bond	2.625%	6/30/23	254,388	270,049
United States Treasury Note/Bond	0.125%	7/15/23	810,781	810,278
United States Treasury Note/Bond	1.250%	7/31/23	165,261	169,961
United States Treasury Note/Bond	2.750%	7/31/23	355,760	379,553
United States Treasury Note/Bond	0.125%	8/15/23	556,915	556,570
United States Treasury Note/Bond	2.500%	8/15/23	361,760	383,976
United States Treasury Note/Bond	6.250%	8/15/23	208,228	241,284
United States Treasury Note/Bond	1.375%	8/31/23	278,085	287,123
United States Treasury Note/Bond	2.750%	8/31/23	725,366	775,235
United States Treasury Note/Bond	0.125%	9/15/23	704,085	703,536
United States Treasury Note/Bond	1.375%	9/30/23	327,230	338,173
United States Treasury Note/Bond	2.875%	9/30/23	390,104	419,058
United States Treasury Note/Bond	0.125%	10/15/23	671,590	671,066
United States Treasury Note/Bond	1.625%	10/31/23	202,790	211,218
United States Treasury Note/Bond	2.875%	10/31/23	350,246	377,061
United States Treasury Note/Bond	0.250%	11/15/23	343,875	344,841
United States Treasury Note/Bond	2.750%	11/15/23	275,962	296,488
United States Treasury Note/Bond	2.125%	11/30/23	393,035	415,513
United States Treasury Note/Bond	2.875%	11/30/23	261,591	282,191
United States Treasury Note/Bond	0.125%	12/15/23	787,650	786,665
United States Treasury Note/Bond	2.250%	12/31/23	110,858	117,752
United States Treasury Note/Bond	2.625%	12/31/23	132,471	142,157
United States Treasury Note/Bond	2.250%	1/31/24	194,225	206,607
United States Treasury Note/Bond	2.500%	1/31/24	778,645	834,123
United States Treasury Note/Bond	2.750%	2/15/24	589,749	637,112
United States Treasury Note/Bond	2.125%	2/29/24	583,624	619,278
United States Treasury Note/Bond	2.375%	2/29/24	510,641	545,906
United States Treasury Note/Bond	2.125%	3/31/24	962,029	1,022,156
United States Treasury Note/Bond	2.000%	4/30/24	300,822	318,823
United States Treasury Note/Bond	2.250%	4/30/24	666,576	711,983
United States Treasury Note/Bond	2.500%	5/15/24	672,918	724,961
United States Treasury Note/Bond	2.000%	5/31/24	1,092,454	1,159,192
United States Treasury Note/Bond	1.750%	6/30/24	391,554	412,479
United States Treasury Note/Bond	2.000%	6/30/24	419,533	445,624
United States Treasury Note/Bond	1.750%	7/31/24	345,514	364,410
United States Treasury Note/Bond	2.125%	7/31/24	254,475	271,810
United States Treasury Note/Bond	2.375%	8/15/24	491,390	529,473
United States Treasury Note/Bond	1.250%	8/31/24	478,544	496,341
United States Treasury Note/Bond	1.875%	8/31/24	306,793	325,249
United States Treasury Note/Bond	1.500%	9/30/24	283,503	296,882
United States Treasury Note/Bond	2.125%	9/30/24	482,058	515,951
United States Treasury Note/Bond	1.500%	10/31/24	864,346	905,809
United States Treasury Note/Bond	2.250%	10/31/24	282,595	304,188
United States Treasury Note/Bond	2.250%	11/15/24	606,889	653,735
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,695
United States Treasury Note/Bond	1.500%	11/30/24	1,100,256	1,153,717
United States Treasury Note/Bond	2.125%	11/30/24	1,110,580	1,191,441
United States Treasury Note/Bond	1.750%	12/31/24	454,053	480,869
United States Treasury Note/Bond	2.250%	12/31/24	361,825	390,431
United States Treasury Note/Bond	1.375%	1/31/25	261,760	273,539
United States Treasury Note/Bond	2.500%	1/31/25	212,880	232,171
United States Treasury Note/Bond	2.000%	2/15/25	289,129	309,547
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,747
United States Treasury Note/Bond	1.125%	2/28/25	34,711	35,931
United States Treasury Note/Bond	2.750%	2/28/25	78,661	86,699

2

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.500%	3/31/25	9,630	9,717
United States Treasury Note/Bond	2.625%	3/31/25	300,621	330,307
United States Treasury Note/Bond	0.375%	4/30/25	320,390	321,540
United States Treasury Note/Bond	2.875%	4/30/25	208,494	231,624
United States Treasury Note/Bond	2.125%	5/15/25	1,112,387	1,200,510
United States Treasury Note/Bond	0.250%	5/31/25	614,131	612,884
United States Treasury Note/Bond	2.875%	5/31/25	255,590	284,385
United States Treasury Note/Bond	0.250%	6/30/25	1,084,640	1,081,755
United States Treasury Note/Bond	2.750%	6/30/25	251,462	278,848
United States Treasury Note/Bond	0.250%	7/31/25	714,990	712,759
United States Treasury Note/Bond	2.875%	7/31/25	293,610	327,742
United States Treasury Note/Bond	2.000%	8/15/25	1,131,470	1,218,808
United States Treasury Note/Bond	6.875%	8/15/25	48,414	62,855
United States Treasury Note/Bond	0.250%	8/31/25	468,100	466,490
United States Treasury Note/Bond	2.750%	8/31/25	350,365	389,564
United States Treasury Note/Bond	0.250%	9/30/25	146,010	145,417
United States Treasury Note/Bond	3.000%	9/30/25	259,032	291,491
United States Treasury Note/Bond	0.250%	10/31/25	530,514	528,190
United States Treasury Note/Bond	3.000%	10/31/25	204,006	229,954
United States Treasury Note/Bond	2.250%	11/15/25	742,427	810,871
United States Treasury Note/Bond	0.375%	11/30/25	874,670	875,763
United States Treasury Note/Bond	2.875%	11/30/25	275,005	308,737
United States Treasury Note/Bond	0.375%	12/31/25	463,665	463,952
United States Treasury Note/Bond	2.625%	12/31/25	360,095	400,436
United States Treasury Note/Bond	2.625%	1/31/26	539,960	601,213
United States Treasury Note/Bond	1.625%	2/15/26	776,005	825,235
United States Treasury Note/Bond	2.500%	2/28/26	351,250	389,227
United States Treasury Note/Bond	2.250%	3/31/26	463,185	507,841
United States Treasury Note/Bond	2.375%	4/30/26	354,170	391,025
United States Treasury Note/Bond	1.625%	5/15/26	984,825	1,048,227
United States Treasury Note/Bond	2.125%	5/31/26	322,175	351,625
United States Treasury Note/Bond	1.875%	6/30/26	323,405	348,873
United States Treasury Note/Bond	1.875%	7/31/26	302,795	326,831
United States Treasury Note/Bond	1.500%	8/15/26	637,414	674,664
United States Treasury Note/Bond	6.750%	8/15/26	32,360	43,646
United States Treasury Note/Bond	1.375%	8/31/26	585,567	615,759
United States Treasury Note/Bond	1.625%	9/30/26	576,425	614,250
United States Treasury Note/Bond	1.625%	10/31/26	481,179	512,980
United States Treasury Note/Bond	2.000%	11/15/26	522,821	568,730
United States Treasury Note/Bond	6.500%	11/15/26	50,779	68,417
United States Treasury Note/Bond	1.625%	11/30/26	807,440	861,062
United States Treasury Note/Bond	1.750%	12/31/26	485,524	521,560
United States Treasury Note/Bond	1.500%	1/31/27	288,845	305,997
United States Treasury Note/Bond	2.250%	2/15/27	413,015	456,381
United States Treasury Note/Bond	1.125%	2/28/27	1,892	1,961
United States Treasury Note/Bond	0.625%	3/31/27	3,245	3,263
United States Treasury Note/Bond	0.500%	4/30/27	126,813	126,436
United States Treasury Note/Bond	2.375%	5/15/27	522,299	582,363
United States Treasury Note/Bond	0.500%	5/31/27	939,455	935,782
United States Treasury Note/Bond	0.500%	6/30/27	386,210	384,399
United States Treasury Note/Bond	0.375%	7/31/27	691,045	681,654
United States Treasury Note/Bond	2.250%	8/15/27	508,974	564,086
United States Treasury Note/Bond	6.375%	8/15/27	33,585	46,232
United States Treasury Note/Bond	0.500%	8/31/27	815,035	809,558
United States Treasury Note/Bond	0.375%	9/30/27	299,065	294,346
United States Treasury Note/Bond	0.500%	10/31/27	560,407	555,677
United States Treasury Note/Bond	2.250%	11/15/27	813,084	902,523
United States Treasury Note/Bond	0.625%	11/30/27	939,020	938,438
United States Treasury Note/Bond	0.625%	12/31/27	460,960	460,241
United States Treasury Note/Bond	2.750%	2/15/28	667,601	765,131
United States Treasury Note/Bond	2.875%	5/15/28	755,131	874,654
United States Treasury Note/Bond	2.875%	8/15/28	1,040,238	1,207,810
United States Treasury Note/Bond	5.500%	8/15/28	39,225	53,156
United States Treasury Note/Bond	3.125%	11/15/28	866,900	1,025,924

3

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	5.250%	11/15/28	45,485	61,220
United States Treasury Note/Bond	2.625%	2/15/29	697,211	800,050
United States Treasury Note/Bond	5.250%	2/15/29	45,278	61,295
United States Treasury Note/Bond	2.375%	5/15/29	903,778	1,020,708
United States Treasury Note/Bond	1.625%	8/15/29	679,659	726,814
United States Treasury Note/Bond	6.125%	8/15/29	50,571	73,154
United States Treasury Note/Bond	1.750%	11/15/29	549,757	593,908
United States Treasury Note/Bond	1.500%	2/15/30	92,629	97,955
United States Treasury Note/Bond	0.625%	5/15/30	1,187,712	1,160,798
United States Treasury Note/Bond	6.250%	5/15/30	131,653	195,998
United States Treasury Note/Bond	0.625%	8/15/30	1,323,619	1,290,118
United States Treasury Note/Bond	0.875%	11/15/30	1,192,290	1,187,628
United States Treasury Note/Bond	5.375%	2/15/31	350,937	503,321
United States Treasury Note/Bond	4.500%	2/15/36	385,911	565,842
United States Treasury Note/Bond	4.750%	2/15/37	35,000	53,287
United States Treasury Note/Bond	5.000%	5/15/37	59,400	92,979
United States Treasury Note/Bond	4.375%	2/15/38	55,118	81,824
United States Treasury Note/Bond	4.500%	5/15/38	5,613	8,465
United States Treasury Note/Bond	3.500%	2/15/39	132,956	180,300
United States Treasury Note/Bond	4.250%	5/15/39	109,385	162,129
United States Treasury Note/Bond	4.500%	8/15/39	120,862	184,692
United States Treasury Note/Bond	4.375%	11/15/39	233,466	352,606
United States Treasury Note/Bond	4.625%	2/15/40	260,527	405,487
United States Treasury Note/Bond	1.125%	5/15/40	90,635	85,975
United States Treasury Note/Bond	4.375%	5/15/40	184,735	280,018
United States Treasury Note/Bond	1.125%	8/15/40	915,540	866,330
United States Treasury Note/Bond	3.875%	8/15/40	239,862	343,341
United States Treasury Note/Bond	1.375%	11/15/40	306,060	302,473
United States Treasury Note/Bond	4.250%	11/15/40	233,132	349,843
United States Treasury Note/Bond	4.750%	2/15/41	208,930	333,505
United States Treasury Note/Bond	4.375%	5/15/41	163,418	250,337
United States Treasury Note/Bond	3.750%	8/15/41	64,325	91,322
United States Treasury Note/Bond	3.125%	11/15/41	78,330	102,331
United States Treasury Note/Bond	3.125%	2/15/42	190,872	250,012
United States Treasury Note/Bond	3.000%	5/15/42	183,799	236,211
United States Treasury Note/Bond	2.750%	8/15/42	414,324	513,116
United States Treasury Note/Bond	2.750%	11/15/42	473,325	585,739
United States Treasury Note/Bond	3.125%	2/15/43	324,938	425,769
United States Treasury Note/Bond	2.875%	5/15/43	512,230	647,090
United States Treasury Note/Bond	3.625%	8/15/43	394,910	557,316
United States Treasury Note/Bond	3.750%	11/15/43	388,181	558,251
United States Treasury Note/Bond	3.625%	2/15/44	356,732	504,608
United States Treasury Note/Bond	3.375%	5/15/44	432,981	591,560
United States Treasury Note/Bond	3.125%	8/15/44	504,185	664,344
United States Treasury Note/Bond	3.000%	11/15/44	365,342	472,431
United States Treasury Note/Bond	2.500%	2/15/45	444,671	529,852
United States Treasury Note/Bond	3.000%	5/15/45	731,147	948,209
United States Treasury Note/Bond	2.875%	8/15/45	304,028	386,639
United States Treasury Note/Bond	3.000%	11/15/45	207,935	270,380
United States Treasury Note/Bond	2.500%	2/15/46	410,665	490,231
United States Treasury Note/Bond	2.500%	5/15/46	587,992	702,192
United States Treasury Note/Bond	2.250%	8/15/46	445,311	508,073
United States Treasury Note/Bond	2.875%	11/15/46	573,620	732,530
United States Treasury Note/Bond	3.000%	2/15/47	117,835	154,033
United States Treasury Note/Bond	3.000%	5/15/47	192,429	251,872
United States Treasury Note/Bond	2.750%	8/15/47	381,063	477,518
United States Treasury Note/Bond	2.750%	11/15/47	631,604	792,170
United States Treasury Note/Bond	3.000%	2/15/48	617,611	810,232
United States Treasury Note/Bond	3.125%	5/15/48	558,044	748,649
United States Treasury Note/Bond	3.000%	8/15/48	561,717	738,484
United States Treasury Note/Bond	3.375%	11/15/48	368,844	517,824
United States Treasury Note/Bond	3.000%	2/15/49	577,056	760,629
United States Treasury Note/Bond	2.875%	5/15/49	818,568	1,056,460
United States Treasury Note/Bond	2.250%	8/15/49	230,605	263,754

4

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.375%	11/15/49	2,256	2,649
	United States Treasury Note/Bond	2.000%	2/15/50	58,121	63,107
	United States Treasury Note/Bond	1.250%	5/15/50	1,400,882	1,269,984
	United States Treasury Note/Bond	1.375%	8/15/50	1,202,127	1,124,734
	United States Treasury Note/Bond	1.625%	11/15/50	847,880	843,641
					122,887,012
Agency Bonds and Notes (1.5%)
[2]	AID-Iraq	2.149%	1/18/22	10,900	11,119
[2]	AID-Israel	5.500%	9/18/23	542	618
[2]	AID-Israel	5.500%	12/4/23	4,768	5,487
[2]	AID-Israel	5.500%	4/26/24	20,405	23,820
[2]	AID-Jordan	2.578%	6/30/22	3,400	3,507
[2]	AID-Jordan	3.000%	6/30/25	5,200	5,649
[2]	AID-Ukraine	1.471%	9/29/21	10,100	10,163
	Federal Farm Credit Banks	3.050%	11/15/21	7,650	7,845
	Federal Farm Credit Banks	1.600%	12/28/21	13,500	13,699
	Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,156
	Federal Farm Credit Banks	0.375%	4/8/22	62,300	62,496
	Federal Farm Credit Banks	0.125%	11/23/22	23,415	23,409
	Federal Farm Credit Banks	1.770%	6/26/23	8,000	8,317
	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,486
	Federal Home Loan Banks	3.000%	10/12/21	77,000	78,722
	Federal Home Loan Banks	1.625%	11/19/21	38,030	38,537
	Federal Home Loan Banks	1.875%	11/29/21	73,000	74,168
	Federal Home Loan Banks	1.625%	12/20/21	50,200	50,929
	Federal Home Loan Banks	0.250%	6/3/22	70,000	70,113
	Federal Home Loan Banks	2.125%	6/10/22	9,900	10,182
	Federal Home Loan Banks	0.125%	8/12/22	24,000	23,992
	Federal Home Loan Banks	2.000%	9/9/22	12,975	13,379
	Federal Home Loan Banks	0.125%	10/21/22	27,500	27,489
	Federal Home Loan Banks	1.375%	2/17/23	20,970	21,514
	Federal Home Loan Banks	2.125%	3/10/23	27,720	28,914
	Federal Home Loan Banks	2.500%	2/13/24	57,095	61,130
	Federal Home Loan Banks	2.875%	6/14/24	40,400	44,032
	Federal Home Loan Banks	1.500%	8/15/24	19,950	20,852
	Federal Home Loan Banks	5.375%	8/15/24	24,750	29,308
	Federal Home Loan Banks	2.875%	9/13/24	14,985	16,428
	Federal Home Loan Banks	0.500%	4/14/25	29,000	29,157
	Federal Home Loan Banks	0.375%	9/4/25	11,000	10,976
	Federal Home Loan Banks	3.250%	11/16/28	191,345	227,716
	Federal Home Loan Banks	5.500%	7/15/36	19,780	30,541
[3]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	200,749	205,402
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	30,000	30,049
[3]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	25,000	24,992
[3]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	12,100	12,160
[3]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	49,050	49,299
[3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	53,166
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	54,475	54,586
[3]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	68,975	69,088
[3]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	55,750	55,828
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	25,000	24,943
[3]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	52,000	52,062
[3]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	57,670	57,741
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	41,713
[3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,250	44,196
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	106,800	106,514
[3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	134,781	200,930
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	140,196
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,429	17,680
[3]	Federal National Mortgage Assn.	1.375%	10/7/21	60,000	60,579
[3]	Federal National Mortgage Assn.	2.000%	1/5/22	245,500	250,145
[3]	Federal National Mortgage Assn.	2.625%	1/11/22	35,992	36,913
[3]	Federal National Mortgage Assn.	1.875%	4/5/22	22,275	22,763
[3]	Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,453

5

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

[3]	Federal National Mortgage Assn.	1.375%	9/6/22	20,300	20,717
[3]	Federal National Mortgage Assn.	2.000%	10/5/22	18,525	19,129
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	33,510	35,031
[3]	Federal National Mortgage Assn.	0.250%	5/22/23	71,700	71,858
[3]	Federal National Mortgage Assn.	0.250%	7/10/23	38,050	38,119
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	23,000	24,651
[3]	Federal National Mortgage Assn.	0.250%	11/27/23	74,355	74,446
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	90,320	96,657
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	28,127
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	263,865	286,834
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	30,675
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	36,330	38,213
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	27,300	27,594
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	41,000	41,176
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	84,475	84,292
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	77,575	77,789
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	36,987
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	52,021
[3]	Federal National Mortgage Assn.	0.750%	10/8/27	81,000	81,011
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	4,745	6,773
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	40,264
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	73,937
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	92,600	90,988
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	24,700	37,463
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	10,765	17,107
	Private Export Funding Corp.	4.300%	12/15/21	10,975	11,393
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,714
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,605
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,596
	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,883
	Private Export Funding Corp.	1.750%	11/15/24	4,050	4,255
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,763
	Resolution Funding Corp.	8.625%	1/15/30	110	179
	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,495
	Tennessee Valley Authority	2.875%	9/15/24	9,637	10,544
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,916
	Tennessee Valley Authority	6.750%	11/1/25	17,306	22,396
	Tennessee Valley Authority	2.875%	2/1/27	30,250	34,065
	Tennessee Valley Authority	7.125%	5/1/30	27,165	41,519
	Tennessee Valley Authority	4.700%	7/15/33	7,950	10,926
	Tennessee Valley Authority	4.650%	6/15/35	15,169	21,030
	Tennessee Valley Authority	5.880%	4/1/36	10,200	15,697
	Tennessee Valley Authority	6.150%	1/15/38	920	1,489
	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,900
	Tennessee Valley Authority	5.250%	9/15/39	24,190	36,470
	Tennessee Valley Authority	4.875%	1/15/48	6,951	10,509
	Tennessee Valley Authority	5.375%	4/1/56	6,250	10,620
	Tennessee Valley Authority	4.625%	9/15/60	7,468	11,560
	Tennessee Valley Authority	4.250%	9/15/65	14,725	21,709
					4,473,340
Conventional Mortgage-Backed Securities (20.6%)
[3,4]	Fannie Mae Pool	1.500%	12/1/50	190,007	192,046
[3,4]	Fannie Mae Pool	2.000%	7/1/23–1/1/51	1,582,915	1,647,858
[3,4]	Fannie Mae Pool	2.500%	10/1/22–11/1/50	3,616,002	3,801,111
[3,4]	Fannie Mae Pool	3.000%	2/1/21–10/1/50	5,525,272	5,841,757
¤,3,4	Fannie Mae Pool	3.500%	2/1/21–6/1/50	4,545,562	4,861,603
[3,4]	Fannie Mae Pool	4.000%	4/1/21–8/1/50	3,498,757	3,791,661
[3,4]	Fannie Mae Pool	4.500%	1/1/21–7/1/50	1,499,216	1,653,161
[3,4]	Fannie Mae Pool	5.000%	1/1/21–2/1/50	476,545	539,977
[3,4]	Fannie Mae Pool	5.500%	1/1/21–2/1/42	248,407	287,643
[3,4]	Fannie Mae Pool	6.000%	2/1/21–5/1/41	162,796	190,724
[3,4]	Fannie Mae Pool	6.500%	10/1/21–10/1/39	44,092	51,417
[3,4]	Fannie Mae Pool	7.000%	10/1/22–11/1/38	12,663	14,734
[3,4]	Fannie Mae Pool	7.500%	11/1/22–12/1/32	1,092	1,263

6

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae Pool	8.000%	3/1/22–9/1/31	370	430
[3,4]	Fannie Mae Pool	8.500%	1/1/22–5/1/32	159	189
[3,4]	Fannie Mae Pool	9.000%	2/1/21–8/1/30	34	38
[3,4]	Fannie Mae Pool	9.500%	1/1/25–11/1/25	40	44
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	40,147	42,004
[3,4]	Freddie Mac Gold Pool	2.500%	6/1/22–3/1/43	596,302	624,797
[3,4]	Freddie Mac Gold Pool	3.000%	3/1/21–12/1/47	2,019,513	2,138,793
[3,4]	Freddie Mac Gold Pool	3.500%	1/1/21–7/1/48	2,391,782	2,561,267
[3,4]	Freddie Mac Gold Pool	4.000%	2/1/21–2/1/49	1,510,129	1,640,742
[3,4]	Freddie Mac Gold Pool	4.500%	3/1/21–1/1/49	723,025	797,266
[3,4]	Freddie Mac Gold Pool	5.000%	1/1/21–11/1/48	217,706	245,879
[3,4]	Freddie Mac Gold Pool	5.500%	3/1/21–6/1/41	126,035	144,589
[3,4]	Freddie Mac Gold Pool	6.000%	1/1/21–5/1/40	64,045	74,539
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	22,030	25,439
[3,4]	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	7,910	8,992
[3,4]	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	536	614
[3,4]	Freddie Mac Gold Pool	8.000%	2/1/22–12/1/31	689	800
[3,4]	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	114	131
[3,4]	Freddie Mac Gold Pool	9.000%	7/1/21–3/1/31	106	123
[3,4]	Freddie Mac Gold Pool	10.000%	4/1/25	—	1
[4]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	105,584	109,656
[4]	Ginnie Mae I Pool	3.500%	11/15/25–7/15/45	128,144	136,265
[4]	Ginnie Mae I Pool	4.000%	6/15/24–6/15/46	163,926	176,548
[4]	Ginnie Mae I Pool	4.500%	6/15/23–2/15/49	161,921	180,341
[4]	Ginnie Mae I Pool	4.750%	8/15/33	11	12
[4]	Ginnie Mae I Pool	5.000%	4/15/21–4/15/41	87,609	99,053
[4]	Ginnie Mae I Pool	5.500%	4/15/21–2/15/41	51,415	58,927
[4]	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	41,682	47,667
[4]	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	9,686	10,904
[4]	Ginnie Mae I Pool	7.000%	1/15/23–9/15/36	2,458	2,828
[4]	Ginnie Mae I Pool	7.500%	9/15/22–6/15/32	1,097	1,233
[4]	Ginnie Mae I Pool	7.750%	2/15/30	—	1
[4]	Ginnie Mae I Pool	8.000%	1/15/22–12/15/30	678	790
[4]	Ginnie Mae I Pool	8.250%	6/15/27	1	1
[4]	Ginnie Mae I Pool	8.500%	8/15/21–3/15/31	142	165
[4]	Ginnie Mae I Pool	9.000%	8/15/21–1/15/31	154	183
[4]	Ginnie Mae I Pool	9.500%	12/15/21–9/15/25	3	4
¤,4	Ginnie Mae II Pool	2.000%	11/20/50–1/1/51	918,532	960,398
¤,4	Ginnie Mae II Pool	2.500%	6/20/27–1/1/51	1,808,666	1,918,566
[4]	Ginnie Mae II Pool	3.000%	10/20/26–9/20/50	3,745,942	3,959,906
[4]	Ginnie Mae II Pool	3.500%	9/20/25–11/20/50	3,588,669	3,855,744
[4]	Ginnie Mae II Pool	4.000%	9/20/25–4/20/50	1,846,971	1,999,982
[4]	Ginnie Mae II Pool	4.500%	8/20/33–9/20/49	936,282	1,020,933
[4]	Ginnie Mae II Pool	5.000%	12/20/32–12/20/49	306,335	340,816
[4]	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	75,491	87,053
[4]	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	23,164	26,862
[4]	Ginnie Mae II Pool	6.500%	3/20/31–9/20/40	10,488	12,465
[4]	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	1,396	1,703
[4]	Ginnie Mae II Pool	7.500%	8/20/30	2	3
[4]	Ginnie Mae II Pool	8.500%	10/20/30	6	7
¤,3,4	UMBS Pool	1.500%	1/1/36–1/1/51	1,516,049	1,544,500
¤,3,4	UMBS Pool	2.000%	1/1/32–1/1/51	6,216,638	6,466,156
¤,3,4	UMBS Pool	2.500%	7/1/34–1/1/51	3,253,459	3,430,209
¤,3,4	UMBS Pool	3.000%	4/1/29–1/1/51	2,255,377	2,376,525
¤,3,4	UMBS Pool	3.500%	7/1/26–12/1/50	1,002,176	1,077,756
¤,3,4	UMBS Pool	4.000%	11/1/33–12/1/50	584,275	634,280
¤,3,4	UMBS Pool	4.500%	8/1/48–12/1/50	356,968	394,234
[3,4]	UMBS Pool	5.000%	2/1/49–3/1/50	146,046	163,714
[3,4]	UMBS Pool	5.500%	6/1/49	7,191	8,051
[3,4]	UMBS Pool	6.000%	7/1/40	8,329	9,678
					62,295,751

7

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4]	Fannie Mae Pool	2.279%	7/1/43	4,471	4,636
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	2.799%	12/1/41	864	899
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.889%	9/1/37	1,198	1,239
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.353%	3.353%	1/1/35	68	71
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	2.033%	10/1/37	552	572
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	3.460%	2/1/37	2	2
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.472%	2.066%	7/1/36	157	163
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	3.338%	3/1/43	2,082	2,115
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	2.104%	12/1/43	667	718
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.053%	10/1/34	4	4
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.554%	2.190%	9/1/43	288	291
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.579%	3.584%	4/1/37	21	21
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	2.610%	6/1/43	1,190	1,206
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.607%	2.096%	11/1/33	86	92
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.614%	2.903%	8/1/39	898	931
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%	2/1/36	314	323
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	2.337%	8/1/35	616	658
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.626%	2.424%	10/1/37	330	342
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	105	109
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	3.633%	1/1/35	1	1
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	65	69
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.381%	1/1/37	208	217
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.408%	7/1/35	372	393
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	2.443%	10/1/42	715	720
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	167	178
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	2.540%	6/1/36	34	34
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	3.682%	4/1/36	205	217
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.104%	12/1/33	166	178
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	2.911%	6/1/42	1,100	1,152
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.212%	10/1/39	422	441
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.326%	9/1/42	1,417	1,490
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.149%	5/1/40	397	418
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	2.364%	11/1/39	388	409
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	144	151
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.453%	8/1/40	402	426
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.245%	10/1/42	782	834
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.452%	1/1/42	886	923
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.678%	7/1/37	280	300
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.128%	12/1/40	348	371
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.108%	11/1/39	201	210
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.711%	2.495%	4/1/36	58	60
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	3.567%	5/1/42	1,031	1,084
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	2.229%	9/1/34	194	200
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.732%	2.537%	9/1/43	1,670	1,730
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.614%	6/1/41	141	149
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.604%	7/1/41	1,180	1,252
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	3.748%	5/1/35	209	218
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.445%	10/1/40	229	244
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	3.750%	2/1/36	173	180
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.512%	5/1/42	107	112
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.774%	3.575%	4/1/37	57	62
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.496%	4/1/41	720	732
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	271	287
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	3.098%	7/1/42	522	567
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.792%	3.383%	8/1/42	1,697	1,705
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.803%	3/1/42	317	343
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%	3/1/42	897	955
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	860	927
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39	259	272
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	1,097	1,174
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.395%	9/1/33	6	6
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	398	421
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.213%	11/1/41	481	513

8

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.937%	1/1/42	592	629
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.287%	12/1/41	603	646
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	293	308
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	225	239
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.082%	5/1/41	497	531
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.815%	2/1/41	459	489
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.816%	2.573%	9/1/40	818	868
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.528%	3/1/41	762	812
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.609%	12/1/40	304	323
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	2.327%	12/1/39	352	370
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.824%	2/1/41	424	432
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	464	503
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	2.826%	7/1/38	278	286
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.830%	6/1/41	628	668
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.526%	1/1/40	555	584
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	392	417
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.847%	2.770%	2/1/42	669	721
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.860%	3.610%	5/1/40	139	146
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.809%	11/1/34	272	292
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	312	334
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.787%	5/1/36	76	77
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.925%	2.425%	10/1/37	17	17
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	3.965%	4/1/37	15	15
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.989%	3.875%	1/1/37	17	17
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	3.293%	10/1/36	207	225
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	397	411
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.185%	3.325%	5/1/36	34	36
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.190%	3.815%	12/1/36	5	5
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.235%	2.360%	12/1/35	2	3
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	9/1/33–12/1/35	202	214
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.268%	3.768%	5/1/33	3	3
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.275%	2.400%	11/1/32	6	6
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.313%	3.623%	1/1/35	215	231
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	618	648
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.413%	2.042%	7/1/34	102	108
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.715%	8/1/37	437	462
[3,4]	Fannie Mae REMICS	2.151%	10/25/29	9,371	10,000
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.158%	2.033%	8/1/37	40	40
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.511%	3.218%	3/1/37	57	58
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	3.550%	4/1/37	1	1
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	3.570%	3/1/37	27	29
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	2.389%	9/1/37	158	163
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	1/1/38	77	83
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.135%	12/1/36	280	301
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.154%	11/1/43	230	241
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.647%	5/1/42	165	166
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	447	466
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	2/1/37	183	196
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	1/1/35	56	58
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	401	419

9

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.657%	12/1/40	708	744
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	47	50
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.750%	4/1/33–3/1/36	12	12
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.219%	12/1/36	144	156
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.766%	3.737%	5/1/33	11	12
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.770%	2.245%	12/1/34	7	7
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	2.552%	3/1/36	4	4
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	2.040%	12/1/34	99	101
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.802%	2.987%	6/1/37	544	586
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.773%	12/1/35	284	304
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.438%	3/1/42	518	553
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.766%	6/1/41	22	24
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.831%	2.831%	1/1/37	133	142
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	2.840%	6/1/37	68	73
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.861%	3.213%	2/1/42	215	229
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.867%	2.544%	8/1/37	204	213
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.772%	6/1/40	191	202
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.813%	6/1/41	203	214
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	455	472
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.044%	5/1/40	116	121
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	58	61
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.880%	12/1/40–3/1/41	937	996
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.887%	2.537%	12/1/39	110	118
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.790%	2/1/42	379	384
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	2.532%	9/1/40	595	632
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.363%	11/1/40	474	495
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.806%	6/1/40	322	335
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.644%	1/1/41	117	125
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%	2/1/41	575	615
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	3.995%	3/1/37	397	425
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.996%	3.309%	5/1/37	660	688
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	73	78

10

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.125%	2.625%	6/1/35	2	2
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	622	653
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.542%	11/1/36	114	118
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.710%	6/1/34	1	1
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.934%	5/1/36	240	252
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.757%	2/1/36	202	212
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.273%	3.773%	6/1/36	8	8
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	2.440%	12/1/34	23	24
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	2.534%	11/1/33	1	1
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	3.769%	10/1/36	379	406
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.549%	4.048%	3/1/37	87	88
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.605%	5/1/37	24	25
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.855%	6/1/37	298	306
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	1.945%	3/1/37	105	110
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	2.068%	1/1/37	525	556
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38	123	123
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	1,247	1,282
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	6/20/29–6/20/43	3,577	3,741
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–1/20/44	5,839	6,048
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/43	4,841	4,997
[4,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	128	132
[4,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	234	241
[4,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	58	61
					89,572
Total U.S. Government and Agency Obligations (Cost $179,741,497)					189,745,675
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[4]	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,475	2,482
[4]	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	783	785
[4]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,825	1,846
[4]	Ally Auto Receivables Trust 2018-2	3.090%	6/15/23	2,230	2,281
[4]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	678	685
[4]	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	2,375	2,456
[4]	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	15,900	16,142
[4]	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,875	1,947
[4]	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	13,355	13,555
[4]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,600	1,645
[4]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	23,500	23,516
[4]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	6,275	6,343
[4]	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	13,300	13,807
[4]	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	14,150	15,005
[4]	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	18,000	18,182
[4]	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	2,200	2,246
[4]	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	18,955	19,557
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	1,171	1,176
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	3,150	3,202
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	2,100	2,174
[4]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	4,497	4,554
[4]	AmeriCredit Automobile Receivables Trust 2020-1	1.110%	8/19/24	10,000	10,092
[4]	AmeriCredit Automobile Receivables Trust 2020-2	0.660%	12/18/24	1,000	1,005
[4]	AmeriCredit Automobile Receivables Trust 2020-3	0.530%	6/18/25	1,375	1,377
[4]	AmeriCredit Automobile Receivables Trust 2020-3	0.760%	12/18/25	1,375	1,380
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	2,246	2,405
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	4,100	4,565
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	9,108	10,339
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	3,542	3,993
[4]	BANK 2017 - BNK5	3.390%	6/15/60	9,750	11,044
[4]	BANK 2017 - BNK5	3.624%	6/15/60	4,450	4,947

11

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BANK 2017 - BNK6	3.254%	7/15/60	5,500	6,118
[4]	BANK 2017 - BNK6	3.518%	7/15/60	3,388	3,868
[4]	BANK 2017 - BNK6	3.741%	7/15/60	3,388	3,798
[4]	BANK 2017 - BNK7	3.175%	9/15/60	6,984	7,722
[4]	BANK 2017 - BNK7	3.435%	9/15/60	5,790	6,590
[4]	BANK 2017 - BNK7	3.748%	9/15/60	4,100	4,651
[4]	BANK 2017 - BNK8	3.488%	11/15/50	8,000	9,132
[4]	BANK 2017 - BNK8	3.731%	11/15/50	1,325	1,515
[4]	BANK 2017 - BNK9	3.279%	11/15/54	8,000	8,926
[4]	BANK 2017 - BNK9	3.538%	11/15/54	8,000	9,161
[4]	BANK 2018 - BN10	3.641%	2/15/61	1,802	2,026
[4]	BANK 2018 - BN10	3.688%	2/15/61	7,600	8,768
[4]	BANK 2018 - BN10	3.898%	2/15/61	2,100	2,414
[4]	BANK 2018 - BN11	4.046%	3/15/61	5,550	6,530
[4]	BANK 2018 - BN12	4.255%	5/15/61	6,550	7,786
[4]	BANK 2018 - BN12	4.357%	5/15/61	2,100	2,491
[4]	BANK 2018 - BN13	3.953%	8/15/61	2,300	2,683
[4]	BANK 2018 - BN13	4.217%	8/15/61	2,200	2,631
[4]	BANK 2018 - BN14	4.128%	9/15/60	3,425	3,665
[4]	BANK 2018 - BN14	4.231%	9/15/60	3,575	4,254
[4]	BANK 2018 - BN14	4.481%	9/15/60	1,550	1,852
[4]	BANK 2018 - BN15	4.407%	11/15/61	7,690	9,276
[4]	BANK 2019 - BN16	4.005%	2/15/52	6,625	7,840
[4]	BANK 2019 - BN17	3.714%	4/15/52	7,350	8,570
[4]	BANK 2019 - BN17	3.976%	4/15/52	1,750	2,035
[4]	BANK 2019 - BN18	3.584%	5/15/62	21,125	24,468
[4]	BANK 2019 - BN18	3.826%	5/15/62	2,575	2,980
[4]	BANK 2019 - BN19	3.183%	8/15/61	15,850	17,919
[4]	BANK 2019 - BN19	4.034%	8/15/61	2,240	2,306
[4]	BANK 2019 - BN20	3.011%	9/15/62	10,250	11,464
[4]	BANK 2019 - BN21	2.851%	10/17/52	21,600	23,886
[4]	BANK 2019 - BN21	3.093%	10/17/52	4,325	4,773
[4]	BANK 2019 - BN22	2.978%	11/15/62	16,943	18,918
[4]	BANK 2019 - BN23	2.920%	12/15/52	10,705	11,915
[4]	BANK 2019 - BN23	3.203%	12/15/52	4,000	4,479
[4]	BANK 2019 - BN24	2.960%	11/15/62	8,050	8,995
[4]	BANK 2019 - BN24	3.283%	11/15/62	3,750	4,219
[4]	BANK 2020 - BN25	2.649%	1/15/63	11,830	12,916
[4]	BANK 2020 - BN25	2.841%	1/15/63	3,685	3,983
[4]	BANK 2020 - BN26	2.403%	3/15/63	10,460	11,196
[4]	BANK 2020 - BN26	2.687%	3/15/63	3,310	3,538
[4]	BANK 2020 - BN29	1.997%	11/15/53	3,900	4,038
[4]	BANK 2020 - BNK27	2.144%	4/15/63	9,540	10,020
[4]	BANK 2020 - BNK27	2.551%	4/15/63	2,825	3,012
[4]	BANK 2020 - BNK28	1.844%	3/15/63	2,810	2,874
[4]	BANK 2020 - BNK30	1.925%	12/10/53	4,700	4,836
[4]	BANK 2020 - BNK30	2.111%	12/10/53	550	566
[4]	Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	26,500	26,575
[4]	Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	23,450	23,633
[4]	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	10,750	11,014
[4]	Bank of Nova Scotia	1.875%	4/26/21	8,800	8,840
[4]	Barclays Commercial Mortgage Trust 2020-C8	2.040%	10/15/53	8,225	8,562
[4]	Barclays Commercial Mortgage Trust 2020-C8	2.398%	10/15/53	1,685	1,752
[4]	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	17,475	20,011
[4]	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	4,675	5,264
[4]	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	8,350	9,999
[4]	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	21,595	25,104
[4]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	15,870	17,545
[4]	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	1,325	1,472
[4]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	8,975	10,051
[4]	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	5,375	6,041
[4]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	7,635	8,363
[4]	BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	2,000	2,169
[4]	BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	2,520	2,628

12

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.432%	1/12/45	922	927
[4]	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	7,960	9,148
[4]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	2,600	2,964
[4]	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	6,050	6,345
[4]	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	17,575	20,436
[4]	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	8,225	9,480
[4]	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	5,000	5,291
[4]	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	13,150	15,429
[4]	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	18,625	22,055
[4]	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	3,250	3,790
[4]	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	8,850	10,559
[4]	Benchmark 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	2,067
[4]	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	3,325	3,593
[4]	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	4,025	4,823
[4]	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	1,250	1,499
[4]	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	22,400	27,310
[4]	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	10,690	12,825
[4]	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	3,400	4,091
[4]	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	6,100	7,110
[4]	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	2,600	3,028
[4]	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	15,840	18,274
[4]	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	4,225	4,872
[4]	Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	3,600	4,001
[4]	Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	13,650	15,286
[4]	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	13,355	14,850
[4]	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	6,281	7,447
[4]	Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	7,900	8,629
[4]	Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	2,640	2,850
[4]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	25,275	27,704
[4]	Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	1,295	1,423
[4]	Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	5,530	5,856
[4]	Benchmark 2020-B17 Mortgage Trust	2.583%	3/15/53	1,655	1,770
[4]	Benchmark 2020-B19 Mortgage Trust	1.850%	9/15/53	3,375	3,461
[4]	Benchmark 2020-B19 Mortgage Trust	2.148%	9/15/53	1,125	1,158
[4]	Benchmark 2020-B20 Mortgage Trust	2.034%	10/15/53	6,725	6,993
[4]	Benchmark 2020-B20 Mortgage Trust	2.375%	10/15/53	555	584
[4]	Benchmark 2020-B21 Mortgage Trust	1.978%	12/17/53	8,350	8,634
[4]	Benchmark 2020-B21 Mortgage Trust	2.254%	12/17/53	850	887
[4]	Benchmark 2020-B22 Mortgage Trust	1.973%	1/15/54	6,100	6,303
[4]	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	1,047	1,049
[4]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,850	1,876
[4]	BMW Vehicle Owner Trust 2020-A	0.480%	10/25/24	1,400	1,406
[4]	BMW Vehicle Owner Trust 2020-A	0.620%	4/26/27	575	578
[4]	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	4,025	4,722
[4]	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	8,100	8,945
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	8,000	8,976
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	3,434	3,850
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	6,330	6,438
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	2,125	2,215
[4]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	3,175	3,236
[4]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	800	824
[4]	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	9,850	10,109
[4]	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	12,800	13,250
[4]	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	6,775	6,828
[4]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	4,250	4,373
[4]	Capital One Multi-Asset Execution Trust 2019-A3	2.060%	8/15/28	12,040	12,863
[4]	CarMax Auto Owner Trust 2017-2	2.410%	12/15/22	3,325	3,355
[4]	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	1,016	1,020
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,200	3,248
[4]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	1,746	1,759
[4]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,200	1,226
[4]	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	2,146	2,167
[4]	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,625	2,712

13

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	10,750	11,042
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	1,350	1,411
[4]	CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	10,328	10,597
[4]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	790	822
[4]	CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	6,250	6,369
[4]	CarMax Auto Owner Trust 2020-3	0.620%	3/17/25	7,475	7,516
[4]	CarMax Auto Owner Trust 2020-3	0.770%	3/16/26	850	856
[4]	CarMax Auto Owner Trust 2020-4	0.500%	8/15/25	4,225	4,226
[4]	CarMax Auto Owner Trust 2020-4	0.630%	6/15/26	1,120	1,119
[4]	CarMax Auto Owner Trust 2020-4	0.850%	6/15/26	275	275
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	9,075	9,857
[4]	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	7,300	8,271
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,285	1,408
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,773	11,139
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	2,542	2,816
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	5,133	5,825
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,364
[4]	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,966
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	3,300	3,636
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,575	7,474
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	3,825	4,259
[4]	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	7,375	8,762
[4]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	18,130	20,039
[4]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	8,531	9,007
[4]	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	5,800	6,577
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	8,250	9,033
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	5,900	6,505
[4]	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	14,200	15,643
[4]	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,650	4,127
[4]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	23,690	24,471
[4]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,206
[4]	Chase Issuance Trust 2020-A1	1.530%	1/15/25	26,500	27,196
[4]	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,460	10,473
[4]	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	14,767	14,921
[4]	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	11,325	11,520
[4]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	27,800	27,827
[4]	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	26,125	28,020
[4]	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	5,020	5,142
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	3,165	3,321
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	2,000	2,106
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	670	700
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,975	2,158
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	2,875	3,110
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	527	549
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	3,150	3,447
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	1,150	1,246
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	1,150	1,225
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	749	787
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,700	1,857
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	1,425	1,553
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	442	463
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	3,025	3,307
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	2,450	2,577
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	3,875	4,240
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	8,525	9,346
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	11,450	12,422
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	4,550	4,892
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	9,075	9,909
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	4,365	4,639
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	4,625	5,177
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	5,725	6,438
[4]	Citigroup Commercial Mortgage Trust 2015-GC36	3.349%	2/10/49	2,900	3,189
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	3,400	3,609
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	6,500	7,204

14

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	3,500	3,822
[4]	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	14,925	16,776
[4]	Citigroup Commercial Mortgage Trust 2016-GC37	3.314%	4/10/49	11,645	12,928
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.646%	7/10/49	3,115	3,319
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	3,825	4,187
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	13,430	15,251
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	2,675	2,999
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	10,700	12,175
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	2,125	2,386
[4]	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,950	3,098
[4]	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	17,325	20,201
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	2,300	2,764
[4]	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	13,210	14,581
[4]	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	16,100	17,999
[4]	Citigroup Commercial Mortgage Trust 2020-GC46	2.717%	2/15/53	14,355	15,692
[4]	Citigroup Commercial Mortgage Trust 2020-GC46	2.918%	2/15/53	2,655	2,894
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,580	2,648
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	3,034
[4]	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	4,889	4,991
[4,6]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,642
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,119	5,274
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,543
[4]	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,219
[4]	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	876	914
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,909	2,060
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,600	7,214
[4]	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,430	1,566
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,022	1,068
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,166	2,299
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,849
[4]	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,207
[4]	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	579
[4]	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	361	377
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	5,850	6,408
[4]	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,750	1,909
[4]	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	5,858	6,105
[4]	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,405	1,478
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,446
[4]	COMM 2013-CCRE9 Mortgage Trust	4.219%	7/10/45	5,860	6,253
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,810
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,209	4,370
[4]	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,652
[4]	COMM 2013-LC6 Mortgage Trust	4.242%	1/10/46	974	990
[4]	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	737	739
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,952
[4]	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,134
[4]	COMM 2014-CCRE14 Mortgage Trust	4.620%	2/10/47	1,175	1,277
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,217	1,222
[4]	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	941	981
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,901
[4]	COMM 2014-CCRE15 Mortgage Trust	4.692%	2/10/47	1,320	1,435
[4]	COMM 2014-CCRE15 Mortgage Trust	4.742%	2/10/47	2,730	2,918
[4]	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,524	1,593
[4]	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,231
[4]	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	956	998
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,225	2,457
[4]	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	1,375	1,449
[4]	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,725	2,829
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,400	1,545
[4]	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,845	2,011
[4]	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	9,286
[4]	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,468
[4]	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	3,600	3,871
[4]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,375	2,603

15

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	7,839	8,442
[4]	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	8,988
[4]	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	15	15
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,454
[4]	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	2	2
[4]	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	635	664
[4]	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,744
[4]	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	771
[4]	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	487
[4]	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,908
[4]	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	6,109
[4]	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,323
[4]	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	7,334
[4]	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	919	919
[4]	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	4,488	4,723
[4]	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	11,821
[4]	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	3,081
[4]	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	816	817
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	7,950	8,760
[4]	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	9,525	10,480
[4]	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	3,023	3,186
[4]	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	5,219	5,807
[4]	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	2,325	2,548
[4]	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	676	744
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	5,725	6,408
[4]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	11,600	13,037
[4]	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	5,724	6,089
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,900	6,589
[4]	COMM 2015-DC1 Mortgage Trust	3.350%	2/10/48	4,955	5,423
[4]	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	962	1,009
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	5,894	6,408
[4]	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,919
[4]	COMM 2015-LC21 Mortgage Trust	3.445%	7/10/48	600	649
[4]	COMM 2015-LC23 Mortgage Trust	3.774%	10/10/48	11,545	12,965
[4]	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	8,575	9,661
[4]	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	7,485
[4]	COMM 2017-COR2 Mortgage Trust	3.317%	9/10/50	750	827
[4]	COMM 2017-COR2 Mortgage Trust	3.510%	9/10/50	2,060	2,344
[4]	COMM 2018-COR3 Mortgage Trust	3.961%	5/10/51	3,500	4,090
[4]	COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	6,437	7,653
[4]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	19,400	21,574
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	5,550	6,081
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	2,825	3,074
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	2,250	2,384
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	7,400	8,173
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	2,900	3,077
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	4,062	4,296
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	11,085	12,351
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.126%	8/15/48	2,625	2,407
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	3,385	3,623
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	6,605	7,455
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	11,675	13,024
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	10,250	11,491
[4]	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	8,000	9,053
[4]	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	3,275	3,681
[4]	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	15,825	18,178
[4]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	16,475	19,618
[4]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	28,200	32,955
[4]	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	15,960	18,138
[4]	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	7,275	8,849
[4]	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	4,275	4,739
[4]	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	5,000	5,473
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	7,900	8,891
[4]	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	2,174	2,409

16

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	DBJPM 20-C9 Mortgage Trust	1.926%	9/15/53	3,100	3,196
[4]	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	6,250	6,391
[4]	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	13,150	13,921
[4]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	15,740	16,200
[4]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	181	181
[4]	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	4,215	4,281
[4]	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	2,615	2,675
[4]	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	550	557
[3,4]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	1,929	1,939
[3,4]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	3,602	3,628
[3,4]	Fannie Mae-Aces 2012-M5	2.715%	2/25/22	2,605	2,654
[3,4]	Fannie Mae-Aces 2013-M12	2.411%	3/25/23	8,240	8,527
[3,4]	Fannie Mae-Aces 2013-M14	2.548%	4/25/23	2,264	2,277
[3,4]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	12,474	13,248
[3,4]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	58	58
[3,4]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	2,905	2,992
[3,4]	Fannie Mae-Aces 2014-M1	3.128%	7/25/23	13,588	14,332
[3,4]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	7,676	7,756
[3,4]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	9,639	10,400
[3,4]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	12,417	13,306
[3,4]	Fannie Mae-Aces 2014-M3	3.495%	1/25/24	5,251	5,635
[3,4]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	7,790	8,370
[3,4]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	4,661	4,683
[3,4]	Fannie Mae-Aces 2014-M7	3.234%	6/25/24	11,060	11,815
[3,4]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	6,802	7,275
[3,4]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	9,898	10,695
[3,4]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	14,087	14,925
[3,4]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	5,120	5,707
[3,4]	Fannie Mae-Aces 2015-M11	2.822%	4/25/25	3,000	3,261
[3,4]	Fannie Mae-Aces 2015-M12	2.797%	5/25/25	11,600	12,372
[3,4]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	15,787
[3,4]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	8,293	8,820
[3,4]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,182	5,518
[3,4]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	4,762	4,838
[3,4]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	8,664	9,206
[3,4]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	3,032	3,136
[3,4]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	6,184
[3,4]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	17,000	18,277
[3,4]	Fannie Mae-Aces 2016-M12	2.308%	10/25/23	995	1,035
[3,4]	Fannie Mae-Aces 2016-M12	2.444%	9/25/26	17,200	18,524
[3,4]	Fannie Mae-Aces 2016-M13	2.483%	9/25/26	7,075	7,689
[3,4]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	6,071	6,226
[3,4]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,706	6,225
[3,4]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	6,251
[3,4]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	15,761	17,008
[3,4]	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	10,500	11,393
[3,4]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	2,609	2,696
[3,4]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	5,625	6,030
[3,4]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	18,939	20,185
[3,4]	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	12,988	14,127
[3,4]	Fannie Mae-Aces 2017-M10	2.555%	7/25/24	5,910	6,277
[3,4]	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	4,000	4,545
[3,4]	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	19,650	22,168
[3,4]	Fannie Mae-Aces 2017-M13	2.939%	9/25/27	1,500	1,691
[3,4]	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	15,725	17,392
[3,4]	Fannie Mae-Aces 2017-M2	2.801%	2/25/27	8,000	8,891
[3,4]	Fannie Mae-Aces 2017-M3	2.477%	12/25/26	10,730	11,700
[3,4]	Fannie Mae-Aces 2017-M4	2.584%	12/25/26	16,000	17,558
[3,4]	Fannie Mae-Aces 2017-M5	3.171%	4/25/29	1,455	1,677
[3,4]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	12,125	13,560
[3,4]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	15,200	17,088
[3,4]	Fannie Mae-Aces 2018-M1	2.985%	12/25/27	9,970	11,270
[3,4]	Fannie Mae-Aces 2018-M10	3.370%	7/25/28	900	1,045
[3,4]	Fannie Mae-Aces 2018-M12	3.639%	8/25/30	2,530	3,032

17

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae-Aces 2018-M13	3.697%	9/25/30	11,485	13,873
[3,4]	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	8,900	10,476
[3,4]	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	14,145	15,368
[3,4]	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	27,525	30,077
[3,4]	Fannie Mae-Aces 2018-M4	3.045%	3/25/28	12,018	13,664
[3,4]	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	7,275	8,262
[3,4]	Fannie Mae-Aces 2018-M8	3.325%	6/25/28	5,663	6,471
[3,4]	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	17,675	21,068
[3,4]	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	20,675	24,353
[3,4]	Fannie Mae-Aces 2019-M2	3.631%	11/25/28	11,675	13,670
[3,4]	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	26,055	28,686
[3,4]	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	10,525	11,702
[3,4]	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	13,200	15,171
[3,4]	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	18,875	21,182
[3,4]	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	13,285	14,585
[3,4]	Fannie Mae-Aces 2020-M14	1.784%	5/25/30	5,595	5,768
[3,4]	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	9,575	9,714
[3,4]	Fannie Mae-Aces 2020-M42	1.270%	7/25/30	18,015	17,938
[3,4]	Fannie Mae-Aces 2020-M46	1.323%	5/25/30	14,000	14,216
[3,4]	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	7,180	7,653
[3,4]	Fannie Mae-Aces 2020-M52	1.320%	10/25/30	10,925	11,087
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 2018-K083	4.050%	9/25/28	9,580	11,605
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	4,918	4,932
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	16,573	16,811
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K018	2.789%	1/25/22	8,959	9,143
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	7,483	7,615
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	20,750	21,221
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	11,840	12,136
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K022	2.355%	7/25/22	870	892
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K023	2.307%	8/25/22	10,000	10,268
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	16,600	17,137
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	16,625	17,241
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	26,300	27,658
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K029	2.839%	10/25/22	1,716	1,736
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	16,425	17,364
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	4,050	4,117
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	17,675	18,696
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	16,452	17,482
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	4,948	5,078
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	17,660	18,817
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	6,448	6,636
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	19,075	20,257

18

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	15,354	16,493
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	19,775	21,221
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	17,403	18,801
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	6,475	7,026
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	1,527	1,561
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	19,450	21,161
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	1,469	1,511
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	10,850	11,862
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	3,416	3,557
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	14,400	15,788
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	14,025	15,384
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	1,608	1,655
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	32,970	35,633
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	1,547	1,591
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	10,900	11,946
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K044	2.811%	1/25/25	3,000	3,263
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	3,684	3,809
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	9,050	9,924
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	9,175	10,153
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	1,831	1,914
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	6,850	7,633
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	11,600	12,910
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	9,350	10,319
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	10,325	11,550
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	7,025	7,832
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	4,050	4,492
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	15,825	17,392
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K055	2.263%	4/25/25	305	316
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	14,200	15,595
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	11,625	12,699
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	18,025	19,736
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	11,575	12,756

19

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	6,500	7,327
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	4,321	4,922
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	12,800	14,621
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	12,850	14,743
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	28,950	33,235
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	14,200	16,176
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	3,000	3,428
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	10,060	11,437
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K067	3.194%	7/25/27	18,126	20,750
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	7,675	8,813
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	14,000	16,049
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	4,875	5,630
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	6,325	7,291
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	7,300	8,492
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	10,950	12,893
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	24,000	28,676
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	11,050	13,247
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	11,640	13,988
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	36,100	42,550
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	37,950	45,809
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	1,696	1,880
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	16,080	19,176
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	10,500	12,427
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	13,215	15,442
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	15,725	17,886
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	15,850	17,877
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	13,750	15,237
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	26,450	29,142
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	12,180	13,591
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	11/25/29	16,700	18,757
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K106	2.069%	1/25/30	25,000	26,918
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K107	1.639%	1/25/30	6,450	6,728

20

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K108	1.517%	3/25/30	9,825	10,151
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K109	1.558%	4/25/30	6,150	6,372
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K110	1.477%	4/25/30	5,375	5,533
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K111	1.350%	5/25/30	11,555	11,758
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K116	1.378%	7/25/30	19,720	20,090
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K119	1.566%	9/25/30	3,500	3,621
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	5,225	6,071
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	13,170	15,970
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	22,265	25,257
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1517	1.716%	7/25/35	19,930	20,140
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1518	1.860%	10/25/35	6,005	6,168
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	5,800	6,654
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	10,000	11,628
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	8,700	10,043
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	5,202	6,308
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	11,212	13,674
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	3,600	4,408
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	4,625	5,769
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	17,310	17,404
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	10,987	11,106
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	1,733	1,742
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	10,825	11,018
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	2,687	2,733
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K722	2.406%	3/25/23	2,000	2,068
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	13,200	14,504
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	21,100	23,499
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K737	2.525%	10/25/26	23,725	25,971
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KS03	3.161%	5/25/25	7,100	7,713
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	11,600	12,638
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	9,650	11,174
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	16,150	18,953
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K077	3.850%	5/25/28	17,950	21,415

21

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	6,500	7,756
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	10,157	12,192
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	947	1,067
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	11,250	13,530
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	15,101	18,091
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	2.537%	10/25/29	19,195	21,370
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	12,175	14,299
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K101	2.524%	10/25/29	21,365	23,766
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K104	2.253%	1/25/30	25,885	28,224
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K105	1.872%	1/25/30	5,665	6,005
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K114	1.366%	6/25/30	15,520	15,799
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K118	1.493%	9/25/30	25,215	25,925
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	2,100	2,463
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	2,475	2,946
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	4,175	5,030
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	6,775	8,340
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1514	2.859%	10/25/34	13,375	15,295
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1516	1.721%	5/25/35	14,075	14,221
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	663	663
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	7,525	7,702
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	10,425	10,929
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	9,500	10,138
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	26,090	27,993
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	12,500	13,459
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	11,759	12,572
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	26,975	29,200
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	1,115	1,154
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	15,975	17,721
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	13,200	14,705
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K735	2.862%	5/25/26	20,000	22,063
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K738	1.545%	1/25/27	8,325	8,682
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	10,225	11,046

22

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	20,400	24,099
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	23,400	26,731
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KS02	2.720%	7/25/26	10,806	11,688
[4]	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	7,400	7,513
[4]	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	2,375	2,469
[4]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	2,078	2,089
[4]	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,600	1,620
[4]	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	818	819
[4]	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,287	1,288
[4]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	9,225	9,386
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	3,700	3,865
[4]	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	845	855
[4]	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	9,525	9,568
[4]	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	1,965	1,986
[4]	Ford Credit Auto Owner Trust 2020-C	0.410%	7/15/25	4,450	4,466
[4]	Ford Credit Auto Owner Trust 2020-C	0.510%	8/15/26	1,890	1,899
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	9,800	10,156
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	13,125	13,252
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	11,925	12,639
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,825	16,911
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	2,665	2,702
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates	1.500%	10/25/30	17,380	17,868
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K117	1.406%	8/25/30	19,215	19,614
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K121	0.995%	8/25/30	1,900	1,905
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K121	1.547%	10/25/30	10,880	11,232
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K122	0.863%	5/25/30	800	801
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K122	1.521%	11/25/30	10,900	11,222
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K1515	1.940%	2/25/35	14,450	14,985
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates K739	1.336%	9/25/27	23,650	24,360
[4]	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	2,569	2,590
[4]	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	1,725	1,749
[4]	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	1,460	1,479
[4]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	530	540
[4]	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	1,125	1,133
[4]	GM Financial Automobile Leasing Trust 2020-3	0.450%	8/21/23	2,810	2,816
[4]	GM Financial Automobile Leasing Trust 2020-3	0.510%	10/21/24	1,125	1,129
[4]	GM Financial Automobile Leasing Trust 2020-3	0.760%	10/21/24	575	577
[4]	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	2,940	2,969
[4]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,250	5,403
[4]	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	5,270	5,367
[4]	GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	1,580	1,636
[4]	GM Financial Consumer Automobile 2020-2	1.490%	12/16/24	1,730	1,760
[4]	GM Financial Consumer Automobile 2020-3	0.450%	4/16/25	10,105	10,139
[4]	GM Financial Consumer Automobile 2020-3	0.580%	1/16/26	1,700	1,701
[4]	GM Financial Consumer Automobile 2020-4	0.380%	8/18/25	7,165	7,175
[4]	GM Financial Consumer Automobile 2020-4	0.500%	2/17/26	1,000	1,001
[4]	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,118	3,136
[4]	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,627	12,834

23

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	4,584	4,638
[4]	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,411	5,589
[4]	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	4,077	4,229
[4]	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,529	1,582
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	5,974
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,883
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	760	790
[4]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,963
[4]	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	697	734
[4]	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,667
[4]	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	18,304	19,857
[4]	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,117
[4]	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,461	1,528
[4]	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	296	298
[4]	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,950	2,141
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	7,125	7,845
[4]	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	1,675	1,601
[4]	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,696	2,824
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	12,608
[4]	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	2,191
[4]	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,770
[4]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,780
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5,700	6,278
[4]	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,325	5,639
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,551
[4]	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	2,358	2,536
[4]	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,713	6,081
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	6,238
[4]	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,828
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,450	12,503
[4]	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	3,950	4,437
[4]	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	2,925	3,232
[4]	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	8,350	9,478
[4]	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	3,350	3,759
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	8,250	9,313
[4]	GS Mortgage Securities Trust 2017-GS6	4.322%	5/10/50	1,000	1,088
[4]	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,194	14,934
[4]	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,519	3,954
[4]	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	3,150	3,703
[4]	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	7,675	8,862
[4]	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	3,775	4,190
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	7,970	8,961
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	16,200	18,057
[4]	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	7,164	8,029
[4]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	7,370	8,175
[4]	GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	2,110	2,351
[4]	GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	4,270	4,554
[4]	GS Mortgage Securities Trust 2020-GSA2	2.012%	12/12/53	7,200	7,405
[4]	GS Mortgage Securities Trust 2020-GSA2	2.224%	12/12/53	1,100	1,136
[4]	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	189	189
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	2,669	2,681
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	3,575	3,624
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	1,347	1,358
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,600	2,655
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	8,975	9,141
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	1,720	1,786
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	6,350	6,482
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	965	995
[4]	Honda Auto Receivables 2020-3 Owner Trust	0.370%	10/18/24	5,900	5,910
[4]	Honda Auto Receivables 2020-3 Owner Trust	0.460%	4/19/27	1,275	1,279
[4]	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	1,217	1,226
[4]	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	4,200	4,292
[4]	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	700	713
[4]	Hyundai Auto Receivables Trust 2020-B	0.480%	12/16/24	2,800	2,811

24

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hyundai Auto Receivables Trust 2020-B	0.620%	12/15/25	1,125	1,133
[4]	Hyundai Auto Receivables Trust 2020-C	0.380%	5/15/25	3,250	3,251
[4]	Hyundai Auto Receivables Trust 2020-C	0.490%	11/16/26	850	851
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	6,110	6,300
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	4,846	4,989
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	6,901	7,016
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	2,982	3,074
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	2,278	2,385
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,811
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	889	926
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	2,293	2,460
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	9,174	10,015
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	1,600	1,717
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.962%	12/15/46	1,600	1,698
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	11,478	12,009
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	3.499%	4/15/46	2,590	2,539
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	3,055	3,343
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	4,600	5,228
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	14,325	15,655
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	3.397%	8/15/49	725	771
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	5,800	6,606
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	4,650	5,194
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	17,175	19,655
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.876%	3/15/50	3,200	3,651
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	1,774	1,808
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	10,755	12,197
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	4,500	5,035
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	2,034	2,307
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	17,650	20,922
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	11,975	13,655
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	1,075	1,209
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	1,776	1,891
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.038%	7/15/45	1,184	1,253

25

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	897	934
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	4,470	4,756
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	1,260	1,353
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	230	240
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	2,940	3,197
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	1,680	1,825
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	995	1,044
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	5,500	6,024
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	1,100	1,201
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.888%	1/15/47	1,650	1,773
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	10,816	11,877
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	1,173	1,260
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.794%	2/15/47	1,422	1,506
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	20	20
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	2,800	2,823
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	2,800	3,068
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	2,225	2,428
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	991	1,034
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	1,375	1,508
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	1,670	1,828
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	8,325	9,156
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	2,225	2,427
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	4,175	4,622
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	2,462	2,696
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	645	646
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	2,275	2,500
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	4,125	4,440
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	9,975	10,985
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	2,775	3,043
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	17,150	18,810
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	2,875	3,144
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	2,875	3,056

26

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	4,668	4,877
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	3,048	3,315
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	6,775	7,394
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	1,725	1,860
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	2,572	2,702
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	4,650	5,162
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	5,005	5,247
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	5,675	6,377
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	2,900	3,230
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	2,523	2,692
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	9,960	11,196
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	5,112	5,446
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	5,875	6,560
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	4,230	4,774
[4]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	4,535	4,850
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	4,400	4,853
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	2,050	2,224
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.414%	3/15/50	4,800	5,335
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	14,250	16,278
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	5,600	6,251
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	3,850	4,362
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	2,400	2,724
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	13,125	15,601
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	1,575	1,851
[4]	JPMDB Commerical Mortgage Securities Trust 2019-COR6	3.057%	11/13/52	10,695	11,999
[4]	JPMDB Commerical Mortgage Securities Trust 2020-COR7	2.180%	5/13/53	3,940	4,127
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	3,700	3,750
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	1,600	1,636
[4]	Mercedes-Benz Auto Lease Trust 2020-B	0.500%	6/15/26	700	702
[4]	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	2,795	2,809
[4]	Mercedes-Benz Auto Receivables Trust 2020-1	0.770%	10/15/26	550	556
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	3,025	3,122
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	2,405	2,476
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	8,000	8,559

27

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.152%	8/15/46	1,680	1,814
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.352%	8/15/46	840	816
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,915	4,250
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	3,500	3,810
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.746%	11/15/46	1,750	1,851
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	3,011	3,135
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	599	619
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	3,475	3,632
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	1,800	1,872
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	3,475	3,654
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	2,150	2,250
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	4,475	4,839
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.860%	2/15/47	1,600	1,727
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	776	811
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	4,200	4,589
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.335%	6/15/47	1,675	1,721
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	1,400	1,548
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.481%	10/15/47	1,675	1,817
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	3,158	3,314
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	5,050	5,535
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	2,395	2,511
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	10,125	10,968
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21	3.338%	3/15/48	2,500	2,744
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	5,035	5,266
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	4,500	4,901
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	2,875	3,000
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	1,569	1,655
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	5,775	6,446
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	4,900	5,490
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	6,275	6,653
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	3,475	3,903
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	3,695	3,918

28

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	4,325	4,819
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	2,895	3,086
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	3,500	3,940
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	4,175	4,398
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	11,975	13,396
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.140%	5/15/49	2,200	2,350
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	1,250	1,383
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	11,700	12,815
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	14,200	15,694
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	13,521	15,466
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	4,625	5,175
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	8,150	9,233
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	5,200	5,839
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	5,725	6,293
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	8,325	9,460
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,116
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	2,950
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,614
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,850	6,451
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	4,707	5,143
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	11,700	12,726
[4]	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	5,000	5,458
[4]	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	11,625	13,131
[4]	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	7,500	8,514
[4]	Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	11,778
[4]	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	14,885	16,860
[4]	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,875	2,111
[4]	Morgan Stanley Capital I Trust 2019-H7	3.261%	7/15/52	5,625	6,323
[4]	Morgan Stanley Capital I Trust 2019-L2	3.806%	3/15/52	4,100	4,751
[4]	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	8,435	9,939
[4]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	10,950	12,230
[4]	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	10,525	11,443
[4]	Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	1,575	1,708
[6]	National Australia Bank Ltd.	2.250%	3/16/21	16,000	16,057
[4]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	2,650	2,687
[4]	Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	1,050	1,073
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	3,300	3,316
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	1,596	1,602
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	5,300	5,412
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	7,400	7,543
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	1,850	1,938
[4]	Nissan Auto Receivables 2019-C Owner Trust	1.930%	7/15/24	9,130	9,322
[4]	Nissan Auto Receivables 2019-C Owner Trust	1.950%	5/15/26	2,150	2,233
[4]	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	2,240	2,282
[4]	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	3,240	3,254
[4]	Nissan Auto Receivables 2020-B Owner Trust	0.710%	2/16/27	850	859
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	1,443	1,501
[4]	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	1,175	1,310
[4]	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,825	3,281

29

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Bank of Canada	2.300%	3/22/21	8,900	8,937
[4]	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	1,756	1,768
[4]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	1,941	1,955
[4]	Santander Drive Auto Receivables Trust 2020-2	0.960%	11/15/24	1,700	1,710
[4]	Santander Drive Auto Receivables Trust 2020-2	1.460%	9/15/25	2,250	2,272
[4]	Santander Drive Auto Receivables Trust 2020-3	0.690%	3/17/25	2,240	2,241
[4]	Santander Drive Auto Receivables Trust 2020-3	1.120%	1/15/26	1,690	1,698
[4]	Santander Drive Auto Receivables Trust 2020-4	0.730%	3/17/25	1,675	1,676
[4]	Santander Drive Auto Receivables Trust 2020-4	1.010%	1/15/26	2,225	2,234
[4]	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	9,000	9,705
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,275	15,605
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	21,306	21,423
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	9,050	9,397
[4]	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	15,750	15,830
[4]	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	15,675	16,777
[6]	Toronto-Dominion Bank	2.250%	3/15/21	13,400	13,434
[6]	Toronto-Dominion Bank	2.500%	1/18/22	7,570	7,737
[4]	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	1,514	1,516
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	1,815	1,822
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,350	2,392
[4]	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	3,031	3,059
[4]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	1,175	1,211
[4]	Toyota Auto Receivables 2019-D Owner Trust	1.920%	1/16/24	23,000	23,462
[4]	Toyota Auto Receivables 2020-A Owner Trust	1.660%	5/15/24	7,900	8,055
[4]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	1,315	1,360
[4]	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	700	713
[4]	Toyota Auto Receivables 2020-D Owner Trust	0.350%	1/15/25	4,775	4,785
[4]	Toyota Auto Receivables 2020-D Owner Trust	0.470%	1/15/26	925	929
[4]	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	10,100	11,283
[4]	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	4,800	5,382
[4]	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	8,050	9,162
[4]	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	2,150	2,389
[4]	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	9,700	10,975
[4]	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	4,050	4,529
[4]	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	6,450	7,088
[4]	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	8,050	9,073
[4]	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	3,562	4,037
[4]	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	5,325	6,009
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	8,225	9,494
[4]	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	4,375	4,919
[4]	UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	10,475	12,400
[4]	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	2,650	3,126
[4]	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	5,975	7,096
[4]	UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,777
[4]	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	1,656	1,781
[4]	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	5,825	7,002
[4]	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,075	1,284
[4]	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	12,950	15,597
[4]	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	8,975	10,693
[4]	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	7,900	9,076
[4]	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	15,850	18,571
[4]	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	4,225	4,884
[4]	UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	15,800	18,504
[4]	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	5,250	6,062
[4]	UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,575	1,804
[4]	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	6,475	7,098
[4]	UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	3,800	4,220
[4]	UBS Commercial Mortgage Trust 2019-C18	3.378%	12/15/52	2,300	2,563
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	4,636	4,838
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	7,716	8,090
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	1,150	1,195
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	1,705	1,726
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	1,050	1,081
[4]	Volkswagen Auto Loan Enhanced Trust 2020-1	0.980%	11/20/24	1,700	1,717

30

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	8,416	8,683
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	782	820
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	23,025	25,061
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	550	584
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,570	1,651
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	2,226	2,264
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	5,650	6,200
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	2,850	3,139
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	4,806	5,036
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	3,150	3,435
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	2,275	2,453
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	12,042	12,798
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	8,500	9,440
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,619	1,785
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	5,141	5,433
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	8,500	9,493
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,323	1,385
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	14,401	15,754
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	2,850	3,023
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	2,206	2,357
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	3,425	3,861
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	2,925	3,261
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	332	332
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	3,414	3,543
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	2,275	2,483
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	4,700	5,038
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	2,950	3,342
[4]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	10,340	11,449
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	7,850	8,481
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.814%	8/15/49	1,800	1,891
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	3,084	3,285
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	6,700	7,468
[4]	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	2,350	2,630
[4]	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	4,700	5,065
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	4,675	5,350
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	5,275	5,564
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	9,053	9,936
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC25	3.640%	12/15/59	1,530	1,738
[4]	Wells Fargo Commercial Mortgage Trust 2016-NXS6	2.918%	11/15/49	1,160	1,268
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	11,445	12,973
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	3,243	3,628
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	9,675	10,931
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	5,375	6,033
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	5,350	5,882
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	8,025	9,134
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	2,150	2,430
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	13,300	15,062
[4]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.330%	12/15/50	4,815	5,439
[4]	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	8,600	9,804
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	8,500	9,710
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	15,825	18,529
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,742	3,171
[4]	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	10,550	12,435
[4]	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	10,125	11,935
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	6,100	7,193
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	10,600	12,734
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.302%	1/15/52	4,051	4,847
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	13,225	15,641
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	7,650	8,888
[4]	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	11,175	12,685
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	2,825	3,120
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	4,750	5,282
[4]	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	10,700	11,981
[4]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	6,405	7,219

31

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust 2020-C55	2.725%	2/15/53	9,475	10,380
[4]	Wells Fargo Commercial Mortgage Trust 2020-C56	2.448%	6/15/53	2,250	2,417
[4]	Wells Fargo Commercial Mortgage Trust 2020-C58	2.092%	7/15/53	2,775	2,887
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	10,900	11,279
[4]	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,002	7,109
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,108
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,429
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,195
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	5,346	5,519
[4]	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	4,148	4,321
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,733	1,815
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	820	853
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	3,436	3,601
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	673	707
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	6,000	6,348
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	3,000	3,138
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	533	555
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	4,470	4,826
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	1,120	1,202
[4]	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	720	754
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,250	1,365
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,100	2,272
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	693	724
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	1,450	1,574
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	1,150	1,234
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	1,150	1,228
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	5,010	5,489
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	575	625
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.862%	12/15/46	862	921
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	2,342	2,538
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	5.040%	3/15/46	575	619
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	612	641
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	891	892
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	2,825	3,110
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	950	1,030
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	740	779
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	2,427	2,556
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,675	1,839
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,675	1,814
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	4,000	4,376
[4]	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	8,200	9,037
[4]	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,675	1,820
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	2,415	2,544
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,675	1,854
[4]	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	1,125	1,243
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	1,688	1,720
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,860	3,138
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	1,761	1,825
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	6,720	7,350
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	2,800	3,036
[4]	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	10,625	10,657
[4]	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	6,850	6,984
[4]	World Omni Auto Receivables Trust 2019-C	2.030%	12/15/25	1,705	1,765
[4]	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	5,525	5,593
[4]	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	2,795	2,813
[4]	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	615	621
[4]	World Omni Auto Receivables Trust 2020-C	0.480%	11/17/25	3,100	3,111
[4]	World Omni Auto Receivables Trust 2020-C	0.610%	10/15/26	1,125	1,134
[4]	World Omni Automobile Lease Securitization Trust 2020-A	1.700%	1/17/23	2,765	2,819
[4]	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	1,575	1,614

32

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Automobile Lease Securitization Trust 2020-B	0.450%	2/15/24	5,625	5,626
[4]	World Omni Automobile Lease Securitization Trust 2020-B	0.520%	2/17/26	1,125	1,128
[4]	World Omni Select Auto Trust 2020-A	0.550%	7/15/25	840	841
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,192,684)					7,681,707
Corporate Bonds (29.4%)
Finance (8.9%)
	Banking (6.1%)
	Ally Financial Inc.	4.125%	2/13/22	8,768	9,108
	Ally Financial Inc.	4.625%	5/19/22	50	53
	Ally Financial Inc.	1.450%	10/2/23	25,000	25,469
	Ally Financial Inc.	3.875%	5/21/24	1,700	1,859
	Ally Financial Inc.	5.125%	9/30/24	4,100	4,710
	Ally Financial Inc.	8.000%	11/1/31	25,083	36,621
	Ally Financial Inc.	8.000%	11/1/31	4,559	6,510
	American Express Co.	2.750%	5/20/22	10,208	10,527
	American Express Co.	2.500%	8/1/22	12,746	13,159
	American Express Co.	2.650%	12/2/22	16,364	17,078
	American Express Co.	3.400%	2/27/23	14,635	15,548
	American Express Co.	3.700%	8/3/23	17,375	18,787
	American Express Co.	3.400%	2/22/24	14,358	15,633
	American Express Co.	2.500%	7/30/24	11,115	11,865
	American Express Co.	3.000%	10/30/24	47,702	52,054
	American Express Co.	3.625%	12/5/24	18,215	20,217
	American Express Co.	4.200%	11/6/25	15,394	17,858
	American Express Co.	3.125%	5/20/26	6,145	6,889
	American Express Co.	4.050%	12/3/42	7,127	9,098
	American Express Credit Corp.	2.700%	3/3/22	42,857	43,980
	American Express Credit Corp.	3.300%	5/3/27	26,067	29,677
	Associated Bank NA	3.500%	8/13/21	3,350	3,400
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	10,890	11,249
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	17,000	17,734
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	4,175	4,320
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,625	14,465
	Banco Santander SA	3.500%	4/11/22	2,350	2,440
	Banco Santander SA	3.125%	2/23/23	10,900	11,465
	Banco Santander SA	3.848%	4/12/23	11,583	12,421
	Banco Santander SA	2.706%	6/27/24	8,500	9,063
	Banco Santander SA	2.746%	5/28/25	8,000	8,545
	Banco Santander SA	5.179%	11/19/25	18,358	21,452
	Banco Santander SA	4.250%	4/11/27	9,225	10,627
	Banco Santander SA	3.800%	2/23/28	13,306	15,068
	Banco Santander SA	4.379%	4/12/28	12,000	13,961
	Banco Santander SA	3.306%	6/27/29	10,914	12,202
	Banco Santander SA	3.490%	5/28/30	8,180	9,177
	Banco Santander SA	2.749%	12/3/30	5,000	5,146
	Bancolombia SA	3.000%	1/29/25	6,100	6,344
	Bank of America Corp.	5.000%	5/13/21	1,000	1,016
	Bank of America Corp.	5.700%	1/24/22	1,575	1,665
	Bank of America Corp.	2.503%	10/21/22	24,183	24,605
	Bank of America Corp.	3.300%	1/11/23	46,733	49,534
[4]	Bank of America Corp.	3.124%	1/20/23	9,578	9,838
[4]	Bank of America Corp.	2.881%	4/24/23	35,225	36,327
[4]	Bank of America Corp.	2.816%	7/21/23	52,003	54,024
	Bank of America Corp.	4.100%	7/24/23	13,952	15,243
[4]	Bank of America Corp.	3.004%	12/20/23	163,756	172,312
	Bank of America Corp.	4.125%	1/22/24	17,549	19,478
[4]	Bank of America Corp.	3.550%	3/5/24	30,145	32,104
	Bank of America Corp.	4.000%	4/1/24	5,000	5,537
[4]	Bank of America Corp.	1.486%	5/19/24	5,775	5,910
[4]	Bank of America Corp.	3.864%	7/23/24	16,385	17,780

33

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.200%	8/26/24	53,197	59,221
[4]	Bank of America Corp.	0.810%	10/24/24	20,200	20,369
	Bank of America Corp.	4.000%	1/22/25	48,749	54,530
[4]	Bank of America Corp.	3.458%	3/15/25	27,135	29,400
	Bank of America Corp.	3.950%	4/21/25	39,782	44,799
	Bank of America Corp.	3.875%	8/1/25	2,075	2,368
[4]	Bank of America Corp.	3.093%	10/1/25	43,588	47,110
[4]	Bank of America Corp.	2.456%	10/22/25	20,275	21,595
[4]	Bank of America Corp.	3.366%	1/23/26	33,035	36,228
[4]	Bank of America Corp.	2.015%	2/13/26	16,600	17,360
	Bank of America Corp.	4.450%	3/3/26	27,632	32,166
	Bank of America Corp.	3.500%	4/19/26	21,070	23,867
[4]	Bank of America Corp.	1.319%	6/19/26	13,200	13,407
	Bank of America Corp.	4.250%	10/22/26	29,918	34,762
[4]	Bank of America Corp.	1.197%	10/24/26	20,000	20,227
[4]	Bank of America Corp.	3.559%	4/23/27	33,200	37,391
	Bank of America Corp.	3.248%	10/21/27	42,854	47,942
	Bank of America Corp.	4.183%	11/25/27	41,900	48,476
[4]	Bank of America Corp.	3.824%	1/20/28	28,815	32,988
[4]	Bank of America Corp.	3.705%	4/24/28	18,077	20,497
[4]	Bank of America Corp.	3.593%	7/21/28	67,953	76,737
[4]	Bank of America Corp.	3.419%	12/20/28	100,171	113,009
[4]	Bank of America Corp.	3.970%	3/5/29	19,682	22,927
[4]	Bank of America Corp.	4.271%	7/23/29	85,208	101,357
[4]	Bank of America Corp.	3.974%	2/7/30	5,700	6,686
[4]	Bank of America Corp.	3.194%	7/23/30	26,495	29,551
[4]	Bank of America Corp.	2.884%	10/22/30	12,740	13,914
[4]	Bank of America Corp.	2.496%	2/13/31	91,735	97,337
[4]	Bank of America Corp.	2.592%	4/29/31	62,128	66,627
[4]	Bank of America Corp.	1.898%	7/23/31	500	503
[4]	Bank of America Corp.	1.922%	10/24/31	35,500	35,837
	Bank of America Corp.	6.110%	1/29/37	16,710	24,281
[4]	Bank of America Corp.	4.244%	4/24/38	28,058	34,457
	Bank of America Corp.	7.750%	5/14/38	24,991	42,528
[4]	Bank of America Corp.	4.078%	4/23/40	35,720	43,459
[4]	Bank of America Corp.	2.676%	6/19/41	71,945	74,909
	Bank of America Corp.	5.875%	2/7/42	21,433	32,549
	Bank of America Corp.	5.000%	1/21/44	29,456	41,044
	Bank of America Corp.	4.875%	4/1/44	9,811	13,493
	Bank of America Corp.	4.750%	4/21/45	3,800	5,138
[4]	Bank of America Corp.	4.443%	1/20/48	8,594	11,385
[4]	Bank of America Corp.	3.946%	1/23/49	9,978	12,294
[4]	Bank of America Corp.	4.330%	3/15/50	35,660	46,649
[4]	Bank of America Corp.	4.083%	3/20/51	97,102	122,113
[4]	Bank of America Corp.	2.831%	10/24/51	1,000	1,041
[4]	Bank of America NA	3.335%	1/25/23	250	258
	Bank of America NA	6.000%	10/15/36	16,604	24,812
	Bank of Montreal	1.900%	8/27/21	15,825	16,003
	Bank of Montreal	2.900%	3/26/22	31,266	32,281
	Bank of Montreal	2.350%	9/11/22	10,186	10,541
	Bank of Montreal	2.050%	11/1/22	3,321	3,428
	Bank of Montreal	2.550%	11/6/22	12,561	13,047
	Bank of Montreal	0.450%	12/8/23	6,000	6,004
	Bank of Montreal	3.300%	2/5/24	17,385	18,816
	Bank of Montreal	2.500%	6/28/24	11,225	11,955
	Bank of Montreal	1.850%	5/1/25	28,477	29,841
[4]	Bank of Montreal	4.338%	10/5/28	5,000	5,475
[4]	Bank of Montreal	3.803%	12/15/32	26,015	29,364
	Bank of New York Mellon Corp.	2.600%	2/7/22	11,156	11,402
	Bank of New York Mellon Corp.	1.950%	8/23/22	17,500	17,970
	Bank of New York Mellon Corp.	1.850%	1/27/23	1,908	1,964
	Bank of New York Mellon Corp.	2.950%	1/29/23	12,171	12,786
	Bank of New York Mellon Corp.	3.500%	4/28/23	7,891	8,450

34

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	15,649	16,128
	Bank of New York Mellon Corp.	3.450%	8/11/23	8,225	8,874
	Bank of New York Mellon Corp.	2.200%	8/16/23	11,899	12,460
	Bank of New York Mellon Corp.	3.650%	2/4/24	8,385	9,180
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,578	1,724
	Bank of New York Mellon Corp.	3.250%	9/11/24	16,856	18,475
	Bank of New York Mellon Corp.	2.100%	10/24/24	7,349	7,823
	Bank of New York Mellon Corp.	3.000%	2/24/25	13,761	15,100
	Bank of New York Mellon Corp.	1.600%	4/24/25	3,915	4,084
	Bank of New York Mellon Corp.	3.950%	11/18/25	6,900	7,993
	Bank of New York Mellon Corp.	2.800%	5/4/26	22,371	24,676
	Bank of New York Mellon Corp.	2.450%	8/17/26	10,431	11,321
	Bank of New York Mellon Corp.	3.250%	5/16/27	26,698	30,220
	Bank of New York Mellon Corp.	3.400%	1/29/28	5,646	6,438
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	15,374	17,499
	Bank of New York Mellon Corp.	3.850%	4/28/28	100	120
	Bank of New York Mellon Corp.	3.000%	10/30/28	5,765	6,439
	Bank of New York Mellon Corp.	3.300%	8/23/29	4,800	5,469
	Bank of Nova Scotia	3.125%	4/20/21	150	151
	Bank of Nova Scotia	2.700%	3/7/22	16,140	16,603
	Bank of Nova Scotia	2.450%	9/19/22	2,905	3,010
	Bank of Nova Scotia	2.000%	11/15/22	10,667	11,008
	Bank of Nova Scotia	2.375%	1/18/23	6,625	6,884
	Bank of Nova Scotia	1.950%	2/1/23	23,736	24,496
	Bank of Nova Scotia	3.400%	2/11/24	11,884	12,892
	Bank of Nova Scotia	2.200%	2/3/25	41,848	44,017
	Bank of Nova Scotia	1.300%	6/11/25	30,100	30,817
	Bank of Nova Scotia	4.500%	12/16/25	33,155	38,495
	Bank of Nova Scotia	2.700%	8/3/26	15,692	17,223
	Bank One Corp.	7.625%	10/15/26	5,185	7,071
	Bank One Corp.	8.000%	4/29/27	2,030	2,819
[6]	Barclays Bank plc	10.179%	6/12/21	350	364
	Barclays Bank plc	3.750%	5/15/24	1,600	1,774
	Barclays plc	3.200%	8/10/21	6,000	6,097
	Barclays plc	3.684%	1/10/23	16,770	17,259
[4]	Barclays plc	4.610%	2/15/23	11,559	12,047
[4]	Barclays plc	4.338%	5/16/24	20,000	21,600
	Barclays plc	1.007%	12/10/24	19,700	19,802
	Barclays plc	3.650%	3/16/25	39,734	43,847
[4]	Barclays plc	3.932%	5/7/25	11,915	13,034
	Barclays plc	4.375%	1/12/26	27,885	31,951
[4]	Barclays plc	2.852%	5/7/26	29,250	31,303
	Barclays plc	5.200%	5/12/26	16,429	19,090
	Barclays plc	4.337%	1/10/28	14,062	16,117
	Barclays plc	4.836%	5/9/28	35,715	41,313
[4]	Barclays plc	4.972%	5/16/29	23,850	28,387
[4]	Barclays plc	5.088%	6/20/30	15,515	18,579
	Barclays plc	2.645%	6/24/31	26,968	28,006
	Barclays plc	3.564%	9/23/35	6,025	6,490
	Barclays plc	5.250%	8/17/45	11,355	15,518
	Barclays plc	4.950%	1/10/47	13,938	18,896
	BBVA USA	2.875%	6/29/22	20,185	20,860
	BBVA USA	2.500%	8/27/24	1,595	1,693
	BBVA USA	3.875%	4/10/25	1,000	1,121
	BNP Paribas SA	5.000%	1/15/21	21	21
	BNP Paribas SA	3.250%	3/3/23	21,210	22,509
	BNP Paribas SA	4.250%	10/15/24	2,750	3,087
[4,6]	BNP Paribas SA	3.052%	1/13/31	3,800	4,123
	BPCE SA	2.750%	12/2/21	9,148	9,347
[6]	BPCE SA	3.000%	5/22/22	5,500	5,693
	BPCE SA	4.000%	4/15/24	22,317	24,707
	BPCE SA	3.375%	12/2/26	4,750	5,359
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	20,232	20,915
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	1,000	1,009

35

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	13,600	14,739
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	18,000	17,996
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	12,700	13,732
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	13,500	14,285
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	3,133	3,156
[4]	Capital One Bank USA NA	2.014%	1/27/23	5,150	5,240
	Capital One Bank USA NA	3.375%	2/15/23	28,736	30,381
[4]	Capital One Bank USA NA	2.280%	1/28/26	500	522
	Capital One Financial Corp.	3.050%	3/9/22	3,575	3,690
	Capital One Financial Corp.	3.200%	1/30/23	17,413	18,329
	Capital One Financial Corp.	2.600%	5/11/23	11,482	12,010
	Capital One Financial Corp.	3.500%	6/15/23	5,128	5,486
	Capital One Financial Corp.	3.900%	1/29/24	7,738	8,456
	Capital One Financial Corp.	3.750%	4/24/24	9,234	10,072
	Capital One Financial Corp.	3.300%	10/30/24	20,679	22,635
	Capital One Financial Corp.	3.200%	2/5/25	10,210	11,130
	Capital One Financial Corp.	4.250%	4/30/25	8,673	9,842
	Capital One Financial Corp.	4.200%	10/29/25	23,621	26,766
	Capital One Financial Corp.	3.750%	7/28/26	35,850	40,448
	Capital One Financial Corp.	3.750%	3/9/27	38,384	43,563
	Capital One Financial Corp.	3.650%	5/11/27	8,284	9,474
	Capital One Financial Corp.	3.800%	1/31/28	26,671	30,817
	Citibank NA	3.650%	1/23/24	3,016	3,294
	Citigroup Inc.	2.350%	8/2/21	12,277	12,413
	Citigroup Inc.	2.900%	12/8/21	32,037	32,716
	Citigroup Inc.	4.500%	1/14/22	45,529	47,464
	Citigroup Inc.	2.750%	4/25/22	17,202	17,717
	Citigroup Inc.	4.050%	7/30/22	11,226	11,844
	Citigroup Inc.	2.700%	10/27/22	12,900	13,414
[4]	Citigroup Inc.	3.142%	1/24/23	26,997	27,734
	Citigroup Inc.	3.375%	3/1/23	6,618	6,994
	Citigroup Inc.	3.500%	5/15/23	18,114	19,374
[4]	Citigroup Inc.	2.876%	7/24/23	20,455	21,250
	Citigroup Inc.	3.875%	10/25/23	15,525	17,055
[4]	Citigroup Inc.	1.678%	5/15/24	28,575	29,445
[4]	Citigroup Inc.	4.044%	6/1/24	36,223	39,203
	Citigroup Inc.	3.750%	6/16/24	21,198	23,403
	Citigroup Inc.	4.000%	8/5/24	18,899	20,975
	Citigroup Inc.	0.776%	10/30/24	15,000	15,044
	Citigroup Inc.	3.875%	3/26/25	14,135	15,738
[4]	Citigroup Inc.	3.352%	4/24/25	26,750	29,073
	Citigroup Inc.	3.300%	4/27/25	4,853	5,367
	Citigroup Inc.	4.400%	6/10/25	52,850	60,349
	Citigroup Inc.	5.500%	9/13/25	18,224	21,810
	Citigroup Inc.	3.700%	1/12/26	23,725	26,907
	Citigroup Inc.	4.600%	3/9/26	25,800	30,194
[4]	Citigroup Inc.	3.106%	4/8/26	47,225	51,625
	Citigroup Inc.	3.400%	5/1/26	14,385	16,202
	Citigroup Inc.	3.200%	10/21/26	66,602	74,244
	Citigroup Inc.	4.300%	11/20/26	2,107	2,457
	Citigroup Inc.	4.450%	9/29/27	59,252	69,525
[4]	Citigroup Inc.	3.887%	1/10/28	16,000	18,244
[4]	Citigroup Inc.	3.668%	7/24/28	44,989	51,071
	Citigroup Inc.	4.125%	7/25/28	8,303	9,641
[4]	Citigroup Inc.	3.520%	10/27/28	28,607	32,241
[4]	Citigroup Inc.	4.075%	4/23/29	17,028	19,919
[4]	Citigroup Inc.	3.980%	3/20/30	17,600	20,635
[4]	Citigroup Inc.	2.976%	11/5/30	16,450	17,982
[4]	Citigroup Inc.	2.666%	1/29/31	26,688	28,469
[4]	Citigroup Inc.	4.412%	3/31/31	57,413	69,592
[4]	Citigroup Inc.	2.572%	6/3/31	22,967	24,433
	Citigroup Inc.	6.625%	6/15/32	7,947	11,257
	Citigroup Inc.	5.875%	2/22/33	3,975	5,346
	Citigroup Inc.	6.000%	10/31/33	12,330	16,726

36

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.125%	8/25/36	14,289	19,960
[4]	Citigroup Inc.	3.878%	1/24/39	26,733	31,814
	Citigroup Inc.	8.125%	7/15/39	31,460	56,171
[4]	Citigroup Inc.	5.316%	3/26/41	1,416	1,989
	Citigroup Inc.	5.875%	1/30/42	15,976	24,228
	Citigroup Inc.	6.675%	9/13/43	8,835	14,289
	Citigroup Inc.	4.950%	11/7/43	5,019	6,343
	Citigroup Inc.	5.300%	5/6/44	21,572	30,253
	Citigroup Inc.	4.650%	7/30/45	10,361	13,863
	Citigroup Inc.	4.750%	5/18/46	33,889	45,006
[4]	Citigroup Inc.	4.281%	4/24/48	11,155	14,492
	Citigroup Inc.	4.650%	7/23/48	24,025	33,024
	Citizens Bank NA	3.250%	2/14/22	2,250	2,314
	Citizens Bank NA	2.650%	5/26/22	9,175	9,449
	Citizens Bank NA	3.700%	3/29/23	8,157	8,724
	Citizens Bank NA	3.750%	2/18/26	8,425	9,542
	Citizens Financial Group Inc.	4.300%	12/3/25	5,250	6,040
	Citizens Financial Group Inc.	2.850%	7/27/26	27,025	30,071
	Citizens Financial Group Inc.	2.500%	2/6/30	4,716	5,010
	Citizens Financial Group Inc.	3.250%	4/30/30	3,000	3,387
[6]	Citizens Financial Group Inc.	2.638%	9/30/32	9,181	9,687
	Comerica Bank	2.500%	7/23/24	1,100	1,171
	Comerica Bank	4.000%	7/27/25	2,911	3,273
	Comerica Inc.	3.700%	7/31/23	20,097	21,695
	Comerica Inc.	4.000%	2/1/29	400	478
[6]	Commonwealth Bank of Australia	2.750%	3/10/22	15,000	15,434
[6]	Commonwealth Bank of Australia	3.900%	7/12/47	50	62
	Cooperatieve Rabobank UA	2.750%	1/10/22	13,756	14,100
	Cooperatieve Rabobank UA	3.875%	2/8/22	45,038	46,787
	Cooperatieve Rabobank UA	3.950%	11/9/22	29,748	31,585
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,000	1,048
	Cooperatieve Rabobank UA	4.625%	12/1/23	17,890	19,905
	Cooperatieve Rabobank UA	3.375%	5/21/25	22,446	25,137
	Cooperatieve Rabobank UA	4.375%	8/4/25	15,053	17,118
	Cooperatieve Rabobank UA	3.750%	7/21/26	17,030	19,213
	Cooperatieve Rabobank UA	5.250%	5/24/41	11,911	17,589
	Cooperatieve Rabobank UA	5.750%	12/1/43	15,004	22,206
	Cooperatieve Rabobank UA	5.250%	8/4/45	17,370	24,318
	Credit Suisse AG	3.000%	10/29/21	14,909	15,239
	Credit Suisse AG	2.800%	4/8/22	7,060	7,286
	Credit Suisse AG	1.000%	5/5/23	26,750	27,172
	Credit Suisse AG	3.625%	9/9/24	20,879	23,151
	Credit Suisse AG	2.950%	4/9/25	500	546
[6]	Credit Suisse Group AG	3.574%	1/9/23	8,685	8,962
[6]	Credit Suisse Group AG	4.282%	1/9/28	25,250	29,178
[4,6]	Credit Suisse Group AG	4.194%	4/1/31	3,250	3,809
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	23,325	24,586
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	15,726	16,916
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	64,443	71,506
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	2,360	2,753
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	22,559	31,498
	Credit Suisse USA Inc.	7.125%	7/15/32	13,879	21,571
	Deutsche Bank AG	3.125%	1/13/21	7	7
	Deutsche Bank AG	4.250%	10/14/21	2,826	2,895
	Deutsche Bank AG	5.000%	2/14/22	4,850	5,065
	Deutsche Bank AG	3.300%	11/16/22	26,806	27,985
	Deutsche Bank AG	3.950%	2/27/23	25,000	26,502
	Deutsche Bank AG	3.700%	5/30/24	29,560	31,718
	Deutsche Bank AG	3.700%	5/30/24	200	214
[4]	Deutsche Bank AG	3.961%	11/26/25	150	163
	Deutsche Bank AG	4.100%	1/13/26	8,410	9,362
	Deutsche Bank AG	2.129%	11/24/26	15,000	15,277
	Discover Bank	3.200%	8/9/21	5,881	5,968
	Discover Bank	3.350%	2/6/23	11,354	11,974

37

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discover Bank	4.200%	8/8/23	22,506	24,604
	Discover Bank	2.450%	9/12/24	14,783	15,580
	Discover Bank	4.250%	3/13/26	6,219	7,136
	Discover Bank	3.450%	7/27/26	14,340	16,005
[4]	Discover Bank	4.682%	8/9/28	8,032	8,477
	Discover Bank	4.650%	9/13/28	13,625	16,279
	Discover Bank	2.700%	2/6/30	3,916	4,161
	Discover Financial Services	5.200%	4/27/22	3,817	4,041
	Discover Financial Services	3.850%	11/21/22	12,059	12,819
	Discover Financial Services	3.950%	11/6/24	7,050	7,796
	Discover Financial Services	3.750%	3/4/25	10,438	11,483
	Discover Financial Services	4.500%	1/30/26	15,036	17,346
	Discover Financial Services	4.100%	2/9/27	16,083	18,513
	Fifth Third Bancorp	3.500%	3/15/22	6,078	6,295
	Fifth Third Bancorp	2.600%	6/15/22	1,100	1,133
	Fifth Third Bancorp	1.625%	5/5/23	2,000	2,062
	Fifth Third Bancorp	4.300%	1/16/24	13,424	14,809
	Fifth Third Bancorp	3.650%	1/25/24	42,298	45,984
	Fifth Third Bancorp	2.375%	1/28/25	24,231	25,789
	Fifth Third Bancorp	2.550%	5/5/27	11,960	12,993
	Fifth Third Bancorp	3.950%	3/14/28	15,854	18,590
	Fifth Third Bancorp	8.250%	3/1/38	11,167	18,841
	Fifth Third Bank	2.875%	10/1/21	7,904	8,036
	Fifth Third Bank	1.800%	1/30/23	7,305	7,513
	Fifth Third Bank	3.950%	7/28/25	12,464	14,243
	Fifth Third Bank	3.850%	3/15/26	10,229	11,572
	Fifth Third Bank	2.250%	2/1/27	6,110	6,508
	First Horizon National Corp.	4.000%	5/26/25	4,550	5,082
	First Republic Bank	2.500%	6/6/22	13,250	13,623
[4]	First Republic Bank	1.912%	2/12/24	3,500	3,603
	First Republic Bank	4.375%	8/1/46	3,025	3,821
	First Republic Bank	4.625%	2/13/47	3,479	4,572
	FirstMerit Bank NA	4.270%	11/25/26	5,750	6,578
	Goldman Sachs Capital I	6.345%	2/15/34	12,350	17,305
	Goldman Sachs Group Inc.	5.750%	1/24/22	19,498	20,599
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,919	37,227
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	61,865	63,022
	Goldman Sachs Group Inc.	3.625%	1/22/23	31,019	33,052
	Goldman Sachs Group Inc.	3.200%	2/23/23	19,905	21,029
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	31,943	33,078
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	30,807	31,952
	Goldman Sachs Group Inc.	0.627%	11/17/23	23,500	23,579
	Goldman Sachs Group Inc.	3.625%	2/20/24	18,605	20,225
	Goldman Sachs Group Inc.	4.000%	3/3/24	50,007	54,961
	Goldman Sachs Group Inc.	3.850%	7/8/24	17,322	18,956
	Goldman Sachs Group Inc.	3.500%	1/23/25	36,294	40,004
	Goldman Sachs Group Inc.	3.500%	4/1/25	2,838	3,157
	Goldman Sachs Group Inc.	3.750%	5/22/25	23,491	26,366
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	60,066	65,611
	Goldman Sachs Group Inc.	4.250%	10/21/25	18,703	21,322
	Goldman Sachs Group Inc.	3.750%	2/25/26	33,559	37,876
	Goldman Sachs Group Inc.	3.500%	11/16/26	43,294	48,555
	Goldman Sachs Group Inc.	1.093%	12/9/26	18,000	18,173
	Goldman Sachs Group Inc.	5.950%	1/15/27	18,058	22,577
	Goldman Sachs Group Inc.	3.850%	1/26/27	37,023	42,244
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,441	39,668
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	81,985	94,479
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	20,120	23,775
	Goldman Sachs Group Inc.	2.600%	2/7/30	10,300	11,066
	Goldman Sachs Group Inc.	3.800%	3/15/30	59,600	69,966
	Goldman Sachs Group Inc.	6.125%	2/15/33	1,137	1,636
	Goldman Sachs Group Inc.	6.450%	5/1/36	20,234	29,530
	Goldman Sachs Group Inc.	6.750%	10/1/37	46,347	70,237
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	44,254	53,897

38

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	55,595	70,772
	Goldman Sachs Group Inc.	6.250%	2/1/41	21,437	33,446
	Goldman Sachs Group Inc.	4.800%	7/8/44	27,917	38,590
	Goldman Sachs Group Inc.	5.150%	5/22/45	33,854	46,701
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,137	1,578
	HSBC Bank USA NA	5.875%	11/1/34	2,300	3,214
	HSBC Bank USA NA	7.000%	1/15/39	9,259	14,669
[4]	HSBC Holdings plc	3.262%	3/13/23	39,900	41,173
	HSBC Holdings plc	3.600%	5/25/23	27,125	29,163
[4]	HSBC Holdings plc	3.033%	11/22/23	2,064	2,161
	HSBC Holdings plc	4.250%	3/14/24	32,413	35,752
[4]	HSBC Holdings plc	3.950%	5/18/24	20,430	22,013
[4]	HSBC Holdings plc	3.803%	3/11/25	28,534	31,152
	HSBC Holdings plc	4.250%	8/18/25	6,762	7,617
[4]	HSBC Holdings plc	2.633%	11/7/25	18,565	19,734
	HSBC Holdings plc	4.300%	3/8/26	46,115	53,143
[4]	HSBC Holdings plc	1.645%	4/18/26	18,150	18,523
	HSBC Holdings plc	3.900%	5/25/26	46,660	53,247
[4]	HSBC Holdings plc	2.099%	6/4/26	82,148	85,270
[4]	HSBC Holdings plc	4.292%	9/12/26	55,431	62,925
	HSBC Holdings plc	4.375%	11/23/26	20,946	24,161
	HSBC Holdings plc	1.589%	5/24/27	23,720	24,048
[4]	HSBC Holdings plc	4.041%	3/13/28	34,028	38,620
[4]	HSBC Holdings plc	2.013%	9/22/28	54,600	55,448
[4]	HSBC Holdings plc	4.583%	6/19/29	22,183	26,230
	HSBC Holdings plc	4.950%	3/31/30	18,357	22,804
[4]	HSBC Holdings plc	3.973%	5/22/30	34,307	39,569
[4]	HSBC Holdings plc	2.848%	6/4/31	32,200	34,390
[4]	HSBC Holdings plc	2.357%	8/18/31	19,450	19,975
	HSBC Holdings plc	7.625%	5/17/32	7,391	10,728
	HSBC Holdings plc	7.350%	11/27/32	2,040	2,726
	HSBC Holdings plc	6.500%	5/2/36	22,062	31,893
	HSBC Holdings plc	6.500%	9/15/37	44,546	64,486
	HSBC Holdings plc	6.800%	6/1/38	9,819	14,779
	HSBC Holdings plc	6.100%	1/14/42	5,493	8,260
	HSBC Holdings plc	5.250%	3/14/44	29,376	40,831
	HSBC USA Inc.	3.500%	6/23/24	10,093	11,044
	Huntington Bancshares Inc.	2.300%	1/14/22	4,962	5,047
	Huntington Bancshares Inc.	2.625%	8/6/24	2,610	2,776
	Huntington Bancshares Inc.	4.000%	5/15/25	5,206	5,891
	Huntington Bancshares Inc.	2.550%	2/4/30	14,705	15,710
	Huntington National Bank	3.125%	4/1/22	6,450	6,659
	Huntington National Bank	2.500%	8/7/22	15,675	16,176
	Huntington National Bank	1.800%	2/3/23	13,175	13,534
	Huntington National Bank	3.550%	10/6/23	7,595	8,215
	ING Groep NV	3.150%	3/29/22	7,607	7,866
	ING Groep NV	4.100%	10/2/23	15,950	17,511
	ING Groep NV	3.550%	4/9/24	16,610	18,126
	ING Groep NV	3.950%	3/29/27	17,067	19,734
	ING Groep NV	4.550%	10/2/28	13,025	15,815
	ING Groep NV	4.050%	4/9/29	12,195	14,453
[6]	Intesa Sanpaolo SPA	6.500%	2/24/21	100	101
	JPMorgan Chase & Co.	3.250%	9/23/22	22,052	23,168
	JPMorgan Chase & Co.	2.972%	1/15/23	52,980	54,442
	JPMorgan Chase & Co.	3.200%	1/25/23	52,017	55,082
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	19,705	20,383
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	21,852	22,559
	JPMorgan Chase & Co.	3.375%	5/1/23	30,559	32,630
	JPMorgan Chase & Co.	2.700%	5/18/23	6,016	6,317
	JPMorgan Chase & Co.	3.875%	2/1/24	21,235	23,322
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	40,819	43,706
	JPMorgan Chase & Co.	3.625%	5/13/24	30,717	33,943
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	55,605	56,978
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	17,860	19,322

39

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.875%	9/10/24	58,872	65,725
[4]	JPMorgan Chase & Co.	0.653%	9/16/24	11,475	11,497
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	23,900	26,257
	JPMorgan Chase & Co.	3.125%	1/23/25	32,012	35,009
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	32,286	34,780
	JPMorgan Chase & Co.	3.900%	7/15/25	47,018	53,043
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	26,665	28,289
	JPMorgan Chase & Co.	3.300%	4/1/26	65,462	73,134
	JPMorgan Chase & Co.	3.200%	6/15/26	52,011	58,243
	JPMorgan Chase & Co.	2.950%	10/1/26	40,115	44,468
	JPMorgan Chase & Co.	4.125%	12/15/26	28,633	33,212
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	49,320	56,678
	JPMorgan Chase & Co.	4.250%	10/1/27	14,703	17,334
	JPMorgan Chase & Co.	3.625%	12/1/27	13,018	14,657
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	74,631	85,717
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	34,491	39,116
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	10,050	10,665
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	43,525	49,558
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	13,495	15,743
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	35,774	42,703
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	17,870	21,757
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	42,200	48,654
	JPMorgan Chase & Co.	8.750%	9/1/30	1,100	1,608
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	45,078	48,874
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	56,900	69,935
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	19,000	20,298
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	49,925	54,653
	JPMorgan Chase & Co.	1.764%	11/19/31	10,075	10,161
	JPMorgan Chase & Co.	6.400%	5/15/38	20,100	31,112
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	40,174	48,553
	JPMorgan Chase & Co.	5.500%	10/15/40	14,328	21,006
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	41,200	46,003
	JPMorgan Chase & Co.	5.600%	7/15/41	12,351	18,596
	JPMorgan Chase & Co.	2.525%	11/19/41	19,500	20,035
	JPMorgan Chase & Co.	5.400%	1/6/42	7,931	11,721
	JPMorgan Chase & Co.	5.625%	8/16/43	10,908	16,368
	JPMorgan Chase & Co.	4.850%	2/1/44	2,712	3,899
	JPMorgan Chase & Co.	4.950%	6/1/45	11,288	15,918
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	23,738	30,809
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	28,977	36,643
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	80,261	100,805
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	32,499	40,859
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	58,150	64,324
	KeyBank NA	2.400%	6/9/22	3,145	3,237
	KeyBank NA	2.300%	9/14/22	10,000	10,338
	KeyBank NA	3.375%	3/7/23	8,175	8,696
	KeyBank NA	1.250%	3/10/23	1,700	1,732
	KeyBank NA	0.423%	1/3/24	10,250	10,247
	KeyBank NA	3.300%	6/1/25	17,619	19,581
	KeyBank NA	3.400%	5/20/26	17,900	19,986
[4]	KeyBank NA	3.180%	10/15/27	5,475	5,689
	KeyBank NA	6.950%	2/1/28	2,540	3,347
	KeyCorp	5.100%	3/24/21	10,297	10,408
	KeyCorp	4.150%	10/29/25	12,000	13,904
	KeyCorp	2.250%	4/6/27	500	534
	KeyCorp	4.100%	4/30/28	15,200	18,023
	KeyCorp	2.550%	10/1/29	14,625	15,796
	Lloyds Banking Group plc	3.100%	7/6/21	3,310	3,354
	Lloyds Banking Group plc	3.000%	1/11/22	9,898	10,153
	Lloyds Banking Group plc	2.858%	3/17/23	14,735	15,137
	Lloyds Banking Group plc	4.050%	8/16/23	38,075	41,394
[4]	Lloyds Banking Group plc	2.907%	11/7/23	21,230	22,079
	Lloyds Banking Group plc	3.900%	3/12/24	11,256	12,367
	Lloyds Banking Group plc	4.500%	11/4/24	15,014	16,746

40

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	4.450%	5/8/25	7,974	9,114
[4]	Lloyds Banking Group plc	3.870%	7/9/25	12,753	14,005
	Lloyds Banking Group plc	4.582%	12/10/25	39,261	44,809
[4]	Lloyds Banking Group plc	2.438%	2/5/26	2,740	2,885
	Lloyds Banking Group plc	4.650%	3/24/26	12,532	14,385
	Lloyds Banking Group plc	3.750%	1/11/27	9,282	10,517
	Lloyds Banking Group plc	4.375%	3/22/28	36,945	43,682
	Lloyds Banking Group plc	4.550%	8/16/28	16,975	20,433
	Lloyds Banking Group plc	3.574%	11/7/28	46,532	52,153
	Lloyds Banking Group plc	5.300%	12/1/45	5,669	7,756
	Lloyds Banking Group plc	4.344%	1/9/48	19,835	24,210
	M&T Bank Corp.	3.550%	7/26/23	7,300	7,894
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	5,175	5,317
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	11,849	12,859
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,226	2,513
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	2,000	2,059
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	14,800	15,292
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	15,025	15,539
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	28,375	29,369
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	14,100	15,004
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	27,917	30,258
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,616	3,806
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,720	27,848
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	13,575	14,532
[4]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	30,400	30,510
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	19,899	21,013
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	36,524	40,759
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,300	14,591
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,625	10,524
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	58,731	66,778
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,011	29,454
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	15,600	18,283
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,150	6,135
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	22,190	26,037
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	21,300	23,880
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	23,050	24,780
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,000	10,371
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,329	4,232
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	3,000	3,773
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	11,425	13,811
	Mizuho Financial Group Inc.	2.953%	2/28/22	2,050	2,111
	Mizuho Financial Group Inc.	2.601%	9/11/22	3,000	3,113
	Mizuho Financial Group Inc.	3.549%	3/5/23	13,700	14,593
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	26,655	27,495
[4]	Mizuho Financial Group Inc.	3.922%	9/11/24	11,160	12,117
[4]	Mizuho Financial Group Inc.	2.839%	7/16/25	28,658	30,473
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	15,525	16,447
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	1,237	1,297
	Mizuho Financial Group Inc.	3.663%	2/28/27	1,600	1,809
	Mizuho Financial Group Inc.	4.018%	3/5/28	20,525	23,986
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	15,550	18,430
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	30,655	33,867
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,010	5,431
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	2,767	2,860
[4]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,500	1,523
	Morgan Stanley	5.750%	1/25/21	35	35
	Morgan Stanley	2.750%	5/19/22	41,103	42,437
	Morgan Stanley	4.875%	11/1/22	20,184	21,736
	Morgan Stanley	3.125%	1/23/23	15,703	16,572
	Morgan Stanley	3.750%	2/25/23	70,602	75,600
	Morgan Stanley	4.100%	5/22/23	26,355	28,550
	Morgan Stanley	0.560%	11/10/23	2,750	2,754
[4]	Morgan Stanley	3.737%	4/24/24	27,886	29,898
	Morgan Stanley	3.875%	4/29/24	42,063	46,494

41

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.700%	10/23/24	53,104	59,120
[4]	Morgan Stanley	2.720%	7/22/25	3,800	4,065
	Morgan Stanley	4.000%	7/23/25	54,627	62,263
	Morgan Stanley	5.000%	11/24/25	24,858	29,663
	Morgan Stanley	3.875%	1/27/26	41,491	47,497
[4]	Morgan Stanley	2.188%	4/28/26	6,430	6,787
	Morgan Stanley	3.125%	7/27/26	35,050	39,041
	Morgan Stanley	6.250%	8/9/26	13,828	17,596
	Morgan Stanley	4.350%	9/8/26	45,717	53,703
	Morgan Stanley	0.985%	12/10/26	15,000	15,085
	Morgan Stanley	3.625%	1/20/27	27,485	31,485
	Morgan Stanley	3.950%	4/23/27	44,479	51,065
[4]	Morgan Stanley	3.591%	7/22/28	51,318	58,543
[4]	Morgan Stanley	3.772%	1/24/29	13,245	15,300
[4]	Morgan Stanley	4.431%	1/23/30	23,608	28,713
[4]	Morgan Stanley	2.699%	1/22/31	92,262	100,328
[4]	Morgan Stanley	3.622%	4/1/31	58,000	67,133
	Morgan Stanley	1.794%	2/13/32	35,175	35,334
	Morgan Stanley	7.250%	4/1/32	12,044	18,529
[4]	Morgan Stanley	3.971%	7/22/38	25,634	31,472
[4]	Morgan Stanley	4.457%	4/22/39	25,175	32,443
	Morgan Stanley	6.375%	7/24/42	34,000	55,326
	Morgan Stanley	4.300%	1/27/45	45,766	60,906
	Morgan Stanley	4.375%	1/22/47	5,560	7,530
[4]	Morgan Stanley	5.597%	3/24/51	22,298	35,639
	MUFG Americas Holdings Corp.	3.500%	6/18/22	17,868	18,678
	MUFG Americas Holdings Corp.	3.000%	2/10/25	8,465	9,163
	MUFG Union Bank NA	3.150%	4/1/22	49,646	51,261
	MUFG Union Bank NA	2.100%	12/9/22	15,000	15,479
	National Australia Bank Ltd.	2.800%	1/10/22	6,354	6,519
	National Australia Bank Ltd.	2.500%	5/22/22	8,874	9,147
	National Australia Bank Ltd.	3.000%	1/20/23	2,433	2,563
	National Australia Bank Ltd.	2.875%	4/12/23	3,250	3,434
	National Australia Bank Ltd.	3.625%	6/20/23	13,000	14,042
	National Australia Bank Ltd.	3.375%	1/14/26	7,802	8,800
	National Australia Bank Ltd.	2.500%	7/12/26	21,194	23,097
	National Bank of Canada	2.100%	2/1/23	13,457	13,845
	National Bank of Canada	0.550%	11/15/24	3,000	3,010
[4]	Natwest Group plc	3.498%	5/15/23	14,290	14,841
	Natwest Group plc	3.875%	9/12/23	44,604	48,393
	Natwest Group plc	6.000%	12/19/23	8,325	9,497
[4]	Natwest Group plc	2.359%	5/22/24	3,800	3,927
[4]	Natwest Group plc	4.519%	6/25/24	21,820	23,776
[4]	Natwest Group plc	4.269%	3/22/25	4,050	4,443
[4]	Natwest Group plc	3.073%	5/22/28	26,000	28,025
[4]	Natwest Group plc	4.892%	5/18/29	39,750	47,656
[4]	Natwest Group plc	3.032%	11/28/35	15,450	15,901
[4]	New York Community Bancorp Inc.	5.900%	11/6/28	1,658	1,720
[6]	Nordea Bank Abp	4.875%	5/13/21	200	203
[6]	Nordea Bank Abp	2.250%	5/27/21	200	202
	Northern Trust Corp.	3.375%	8/23/21	1,993	2,032
	Northern Trust Corp.	2.375%	8/2/22	6,010	6,211
	Northern Trust Corp.	3.950%	10/30/25	9,775	11,300
	Northern Trust Corp.	3.650%	8/3/28	7,100	8,332
	Northern Trust Corp.	3.150%	5/3/29	10,050	11,400
	Northern Trust Corp.	1.950%	5/1/30	150	156
[4]	Northern Trust Corp.	3.375%	5/8/32	5,375	5,888
	People's United Bank NA	4.000%	7/15/24	3,850	4,154
	People's United Financial Inc.	3.650%	12/6/22	6,850	7,162
	PNC Bank NA	2.550%	12/9/21	7,630	7,760
	PNC Bank NA	2.625%	2/17/22	21,350	21,815
	PNC Bank NA	2.450%	7/28/22	3,400	3,509
	PNC Bank NA	2.700%	11/1/22	13,506	14,064
[4]	PNC Bank NA	2.028%	12/9/22	5,385	5,470

42

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Bank NA	2.950%	1/30/23	10,277	10,813
[4]	PNC Bank NA	1.743%	2/24/23	4,700	4,769
	PNC Bank NA	3.800%	7/25/23	24,472	26,444
	PNC Bank NA	3.300%	10/30/24	6,303	6,934
	PNC Bank NA	2.950%	2/23/25	12,770	13,976
	PNC Bank NA	3.250%	6/1/25	28,575	31,682
	PNC Bank NA	4.200%	11/1/25	5,500	6,306
	PNC Bank NA	3.100%	10/25/27	11,015	12,316
	PNC Bank NA	3.250%	1/22/28	8,160	9,282
	PNC Bank NA	4.050%	7/26/28	17,122	20,243
	PNC Bank NA	2.700%	10/22/29	8,575	9,344
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,745	6,013
	PNC Financial Services Group Inc.	3.500%	1/23/24	26,048	28,377
	PNC Financial Services Group Inc.	3.900%	4/29/24	23,510	26,002
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,489	2,638
	PNC Financial Services Group Inc.	2.600%	7/23/26	4,260	4,677
	PNC Financial Services Group Inc.	3.150%	5/19/27	11,847	13,345
	PNC Financial Services Group Inc.	3.450%	4/23/29	33,436	38,558
	PNC Financial Services Group Inc.	2.550%	1/22/30	23,495	25,672
	PNC Funding Corp.	3.300%	3/8/22	10,417	10,749
	Regions Bank	6.450%	6/26/37	4,991	7,035
	Regions Financial Corp.	3.800%	8/14/23	11,175	12,101
	Regions Financial Corp.	2.250%	5/18/25	8,450	8,918
	Regions Financial Corp.	7.375%	12/10/37	5,113	7,791
	Royal Bank of Canada	2.500%	1/19/21	42	42
	Royal Bank of Canada	3.200%	4/30/21	22,050	22,269
	Royal Bank of Canada	2.750%	2/1/22	16,323	16,750
	Royal Bank of Canada	2.800%	4/29/22	27,610	28,473
	Royal Bank of Canada	1.950%	1/17/23	3,500	3,614
	Royal Bank of Canada	1.600%	4/17/23	23,725	24,377
	Royal Bank of Canada	3.700%	10/5/23	20,320	22,147
	Royal Bank of Canada	0.500%	10/26/23	3,251	3,262
	Royal Bank of Canada	2.550%	7/16/24	9,565	10,231
	Royal Bank of Canada	2.250%	11/1/24	38,250	40,677
	Royal Bank of Canada	1.150%	6/10/25	24,300	24,763
	Royal Bank of Canada	4.650%	1/27/26	11,818	13,946
	Royal Bank of Scotland Group plc	5.125%	5/28/24	10,303	11,479
	Royal Bank of Scotland Group plc	4.800%	4/5/26	5,731	6,763
[4]	Royal Bank of Scotland Group plc	3.754%	11/1/29	4,033	4,280
[4]	Royal Bank of Scotland Group plc	5.076%	1/27/30	43,770	53,581
[4]	Royal Bank of Scotland Group plc	4.445%	5/8/30	13,200	15,657
	Santander Holdings USA Inc.	4.450%	12/3/21	5,000	5,162
	Santander Holdings USA Inc.	3.400%	1/18/23	14,775	15,487
	Santander Holdings USA Inc.	3.500%	6/7/24	6,600	7,132
	Santander Holdings USA Inc.	4.500%	7/17/25	24,747	27,975
	Santander Holdings USA Inc.	3.244%	10/5/26	24,300	26,447
	Santander Holdings USA Inc.	4.400%	7/13/27	27,694	31,539
	Santander UK Group Holdings plc	3.125%	1/8/21	15,920	15,924
	Santander UK Group Holdings plc	2.875%	8/5/21	11,649	11,788
	Santander UK Group Holdings plc	3.571%	1/10/23	7,961	8,200
[4]	Santander UK Group Holdings plc	4.796%	11/15/24	9,550	10,581
	Santander UK Group Holdings plc	1.532%	8/21/26	20,300	20,418
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	7,273	8,172
	Santander UK plc	2.100%	1/13/23	9,000	9,288
	Santander UK plc	4.000%	3/13/24	24,103	26,581
	Santander UK plc	2.875%	6/18/24	14,064	15,041
[4]	Signature Bank	4.000%	10/15/30	2,100	2,119
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	13,140	13,199
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	9,325	9,600
[6]	Societe Generale SA	3.000%	1/22/30	1,000	1,067
[4,6]	Standard Chartered plc	4.644%	4/1/31	1,000	1,203
	State Street Corp.	2.825%	3/30/22	1,704	1,755
[4]	State Street Corp.	2.653%	5/15/23	12,813	13,153
	State Street Corp.	3.100%	5/15/23	14,953	15,893

43

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	3.700%	11/20/23	13,341	14,613
[4]	State Street Corp.	3.776%	12/3/24	10,800	11,823
	State Street Corp.	2.901%	3/30/25	7,463	8,108
	State Street Corp.	3.550%	8/18/25	26,903	30,360
[4]	State Street Corp.	2.354%	11/1/25	10,925	11,596
	State Street Corp.	2.650%	5/19/26	12,165	13,368
[4]	State Street Corp.	4.141%	12/3/29	5,355	6,455
	State Street Corp.	2.400%	1/24/30	9,745	10,588
	State Street Corp.	3.152%	3/30/30	1,128	1,283
[4]	State Street Corp.	3.031%	11/1/34	25,375	27,706
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	6,137	6,379
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	350	368
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	10,098	10,965
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	10,756
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	8,050	8,756
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,180	3,578
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	11,729	11,905
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,644	10,921
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	23,208	24,035
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,679	5,901
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,385	16,228
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,950	10,769
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,500	14,756
[6]	Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	50	55
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	33,400	35,596
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	41,600	44,109
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	9,200	9,752
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	2,050	2,096
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	21,118	24,040
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,110	15,308
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	11,700	12,966
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,855	12,180
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	16,308	18,314
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,850	16,903
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	31,180	36,364
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	7,710	9,232
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	20,400	22,625
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	4,650	5,079
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,300	14,438
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	25,655	27,953
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	950	987
	SVB Financial Group	3.500%	1/29/25	10,115	11,025
	SVB Financial Group	3.125%	6/5/30	3,000	3,342
	Svenska Handelsbanken AB	2.450%	3/30/21	19,351	19,452
	Svenska Handelsbanken AB	3.900%	11/20/23	2,275	2,487
	Synchrony Bank	3.000%	6/15/22	7,247	7,482
	Synchrony Financial	3.750%	8/15/21	7,738	7,850
	Synchrony Financial	2.850%	7/25/22	5,475	5,653
	Synchrony Financial	4.375%	3/19/24	2,650	2,907
	Synchrony Financial	4.250%	8/15/24	9,151	10,015
	Synchrony Financial	4.500%	7/23/25	25,497	28,621
	Synchrony Financial	3.700%	8/4/26	10,375	11,454
	Synchrony Financial	3.950%	12/1/27	13,216	14,738
	Synchrony Financial	5.150%	3/19/29	3,550	4,267
[4]	Synovus Bank	2.289%	2/10/23	4,050	4,098
	Synovus Financial Corp.	3.125%	11/1/22	3,882	4,038
	Toronto-Dominion Bank	2.125%	4/7/21	22,937	23,051
	Toronto-Dominion Bank	1.900%	12/1/22	23,025	23,742
	Toronto-Dominion Bank	0.750%	6/12/23	20,100	20,252
	Toronto-Dominion Bank	3.500%	7/19/23	7,407	7,998
	Toronto-Dominion Bank	0.450%	9/11/23	20,000	20,023
	Toronto-Dominion Bank	3.250%	3/11/24	54,592	59,218
	Toronto-Dominion Bank	2.650%	6/12/24	8,633	9,248
	Toronto-Dominion Bank	1.150%	6/12/25	12,300	12,524

44

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	0.750%	9/11/25	9,725	9,728
[4]	Toronto-Dominion Bank	3.625%	9/15/31	1,544	1,749
	Truist Bank	2.850%	4/1/21	385	387
	Truist Bank	2.625%	1/15/22	17,666	18,059
	Truist Bank	2.800%	5/17/22	13,726	14,174
	Truist Bank	2.450%	8/1/22	5,815	6,010
[4]	Truist Bank	3.502%	8/2/22	10,310	10,486
	Truist Bank	3.000%	2/2/23	6,666	7,008
	Truist Bank	1.250%	3/9/23	30,540	31,132
	Truist Bank	2.750%	5/1/23	8,025	8,451
	Truist Bank	3.200%	4/1/24	40,082	43,493
[4]	Truist Bank	3.689%	8/2/24	20,977	22,687
	Truist Bank	2.150%	12/6/24	6,750	7,146
	Truist Bank	1.500%	3/10/25	15,100	15,601
	Truist Bank	3.625%	9/16/25	25,053	28,122
	Truist Bank	4.050%	11/3/25	300	344
	Truist Bank	3.300%	5/15/26	12,025	13,428
	Truist Bank	3.800%	10/30/26	3,729	4,296
	Truist Bank	2.250%	3/11/30	1,300	1,358
	Truist Financial Corp.	2.900%	3/3/21	7,007	7,015
	Truist Financial Corp.	2.700%	1/27/22	20,619	21,100
	Truist Financial Corp.	3.950%	3/22/22	1,933	2,010
	Truist Financial Corp.	2.750%	4/1/22	9,689	9,952
	Truist Financial Corp.	3.050%	6/20/22	27,485	28,514
	Truist Financial Corp.	2.200%	3/16/23	5,982	6,210
	Truist Financial Corp.	3.750%	12/6/23	10,700	11,739
	Truist Financial Corp.	2.500%	8/1/24	2,995	3,188
	Truist Financial Corp.	2.850%	10/26/24	13,930	15,010
	Truist Financial Corp.	4.000%	5/1/25	8,731	9,845
	Truist Financial Corp.	3.700%	6/5/25	13,750	15,485
	Truist Financial Corp.	1.200%	8/5/25	11,300	11,594
	Truist Financial Corp.	1.125%	8/3/27	8,775	8,828
	Truist Financial Corp.	3.875%	3/19/29	15,750	18,349
	Truist Financial Corp.	1.950%	6/5/30	4,600	4,777
[4,6]	UBS Group AG	3.126%	8/13/30	3,450	3,861
	US Bancorp	2.625%	1/24/22	15,905	16,271
	US Bancorp	3.000%	3/15/22	5,227	5,388
	US Bancorp	2.950%	7/15/22	20,608	21,389
	US Bancorp	3.700%	1/30/24	6,380	6,956
	US Bancorp	3.375%	2/5/24	33,278	36,126
	US Bancorp	2.400%	7/30/24	15,550	16,544
	US Bancorp	3.600%	9/11/24	5,068	5,579
	US Bancorp	1.450%	5/12/25	2,362	2,446
	US Bancorp	3.950%	11/17/25	3,744	4,320
	US Bancorp	3.100%	4/27/26	9,145	10,182
	US Bancorp	2.375%	7/22/26	18,365	19,836
	US Bancorp	3.150%	4/27/27	11,700	13,122
	US Bancorp	3.900%	4/26/28	4,432	5,266
	US Bancorp	3.000%	7/30/29	9,325	10,370
	US Bancorp	1.375%	7/22/30	11,853	11,840
	US Bank NA	1.800%	1/21/22	16,505	16,756
	US Bank NA	2.650%	5/23/22	17,125	17,645
	US Bank NA	1.950%	1/9/23	19,443	20,064
	US Bank NA	2.850%	1/23/23	8,855	9,293
	US Bank NA	3.400%	7/24/23	9,050	9,722
	US Bank NA	2.050%	1/21/25	14,100	14,874
	US Bank NA	2.800%	1/27/25	26,814	29,094
	Wachovia Corp.	6.605%	10/1/25	3,175	3,890
	Wachovia Corp.	5.500%	8/1/35	16,502	22,169
	Wachovia Corp.	6.550%	10/15/35	7,625	10,076
	Wells Fargo & Co.	3.000%	1/22/21	27	27
	Wells Fargo & Co.	3.500%	3/8/22	27,689	28,719
	Wells Fargo & Co.	2.625%	7/22/22	43,710	45,238
	Wells Fargo & Co.	3.069%	1/24/23	102,611	105,375

45

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.450%	2/13/23	26,492	28,050
	Wells Fargo & Co.	4.125%	8/15/23	16,797	18,310
	Wells Fargo & Co.	4.480%	1/16/24	13,586	15,043
[4]	Wells Fargo & Co.	1.654%	6/2/24	42,000	42,988
	Wells Fargo & Co.	3.300%	9/9/24	9,416	10,316
	Wells Fargo & Co.	3.000%	2/19/25	33,095	35,888
	Wells Fargo & Co.	3.550%	9/29/25	30,213	33,848
[4]	Wells Fargo & Co.	2.406%	10/30/25	52,944	55,899
[4]	Wells Fargo & Co.	2.164%	2/11/26	26,910	28,228
	Wells Fargo & Co.	3.000%	4/22/26	63,781	70,188
	Wells Fargo & Co.	2.188%	4/30/26	4,700	4,949
	Wells Fargo & Co.	4.100%	6/3/26	47,197	53,993
	Wells Fargo & Co.	3.000%	10/23/26	39,576	43,864
[4]	Wells Fargo & Co.	3.196%	6/17/27	17,456	19,299
	Wells Fargo & Co.	4.300%	7/22/27	28,555	33,362
[4]	Wells Fargo & Co.	3.584%	5/22/28	33,009	37,382
[4]	Wells Fargo & Co.	2.393%	6/2/28	34,366	36,533
	Wells Fargo & Co.	4.150%	1/24/29	166	196
[4]	Wells Fargo & Co.	2.879%	10/30/30	90,318	97,999
[4]	Wells Fargo & Co.	2.572%	2/11/31	61,775	65,180
	Wells Fargo & Co.	4.478%	4/4/31	50,150	61,283
	Wells Fargo & Co.	5.375%	2/7/35	12,466	16,968
	Wells Fargo & Co.	3.068%	4/30/41	62,744	67,971
	Wells Fargo & Co.	5.375%	11/2/43	12,927	17,934
	Wells Fargo & Co.	5.606%	1/15/44	26,294	37,118
	Wells Fargo & Co.	4.650%	11/4/44	29,201	37,375
	Wells Fargo & Co.	3.900%	5/1/45	24,150	30,148
	Wells Fargo & Co.	4.900%	11/17/45	30,204	40,179
	Wells Fargo & Co.	4.400%	6/14/46	23,202	28,961
	Wells Fargo & Co.	4.750%	12/7/46	33,061	43,247
	Wells Fargo & Co.	5.013%	4/4/51	72,085	102,329
	Wells Fargo & Co.	5.950%	12/1/86	4,267	5,663
	Wells Fargo Bank NA	3.550%	8/14/23	14,926	16,120
	Wells Fargo Bank NA	5.950%	8/26/36	7,649	10,695
	Wells Fargo Bank NA	5.850%	2/1/37	17,309	24,339
	Wells Fargo Bank NA	6.600%	1/15/38	12,474	18,916
	Westpac Banking Corp.	2.000%	8/19/21	19,100	19,314
	Westpac Banking Corp.	2.800%	1/11/22	15,500	15,886
	Westpac Banking Corp.	2.500%	6/28/22	29,910	30,892
	Westpac Banking Corp.	2.750%	1/11/23	8,850	9,275
	Westpac Banking Corp.	2.000%	1/13/23	8,815	9,099
	Westpac Banking Corp.	3.650%	5/15/23	7,706	8,307
	Westpac Banking Corp.	3.300%	2/26/24	14,690	15,961
	Westpac Banking Corp.	2.350%	2/19/25	22,025	23,591
	Westpac Banking Corp.	2.850%	5/13/26	27,790	30,821
	Westpac Banking Corp.	2.700%	8/19/26	19,625	21,669
	Westpac Banking Corp.	3.350%	3/8/27	17,775	20,172
	Westpac Banking Corp.	3.400%	1/25/28	3,142	3,612
	Westpac Banking Corp.	2.650%	1/16/30	2,640	2,958
[4]	Westpac Banking Corp.	2.894%	2/4/30	33,750	35,424
[4]	Westpac Banking Corp.	4.322%	11/23/31	29,479	33,606
	Westpac Banking Corp.	4.110%	7/24/34	4,600	5,214
	Westpac Banking Corp.	2.668%	11/15/35	22,000	22,639
	Westpac Banking Corp.	4.421%	7/24/39	6,194	7,862
	Westpac Banking Corp.	2.963%	11/16/40	15,050	16,031
	Wintrust Financial Corp.	4.850%	6/6/29	2,250	2,412
	Zions Bancorp NA	3.250%	10/29/29	4,700	4,945
	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	8,675	9,552
	Affiliated Managers Group Inc.	3.500%	8/1/25	11,195	12,422
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,595	8,290
	Ameriprise Financial Inc.	3.000%	3/22/22	4,950	5,111
	Ameriprise Financial Inc.	4.000%	10/15/23	15,564	17,119

46

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameriprise Financial Inc.	3.700%	10/15/24	11,980	13,329
	Ameriprise Financial Inc.	3.000%	4/2/25	1,938	2,112
	Ameriprise Financial Inc.	2.875%	9/15/26	450	498
[6]	Apollo Management Holdings LP	4.400%	5/27/26	150	174
	BGC Partners Inc.	3.750%	10/1/24	7,335	7,676
	BlackRock Inc.	4.250%	5/24/21	7,855	7,975
	BlackRock Inc.	3.375%	6/1/22	12,835	13,389
	BlackRock Inc.	3.500%	3/18/24	18,175	19,964
	BlackRock Inc.	3.200%	3/15/27	1,925	2,173
	BlackRock Inc.	3.250%	4/30/29	7,250	8,308
	BlackRock Inc.	2.400%	4/30/30	13,780	15,021
	BlackRock Inc.	1.900%	1/28/31	12,625	13,185
	Brookfield Asset Management Inc.	4.000%	1/15/25	7,844	8,677
	Brookfield Finance Inc.	4.250%	6/2/26	2,350	2,727
	Brookfield Finance Inc.	3.900%	1/25/28	11,400	13,043
	Brookfield Finance Inc.	4.850%	3/29/29	11,953	14,592
	Brookfield Finance Inc.	4.350%	4/15/30	12,116	14,497
	Brookfield Finance Inc.	4.700%	9/20/47	11,150	14,111
	Brookfield Finance Inc.	3.500%	3/30/51	2,150	2,305
	Brookfield Finance LLC	4.000%	4/1/24	12,625	13,856
	Brookfield Finance LLC	3.450%	4/15/50	8,675	9,180
	Cboe Global Markets Inc.	3.650%	1/12/27	8,019	9,157
	Cboe Global Markets Inc.	1.625%	12/15/30	7,000	7,073
	Charles Schwab Corp.	3.250%	5/21/21	7,850	7,919
	Charles Schwab Corp.	3.225%	9/1/22	3,955	4,137
	Charles Schwab Corp.	2.650%	1/25/23	4,629	4,848
	Charles Schwab Corp.	3.550%	2/1/24	9,875	10,748
	Charles Schwab Corp.	3.000%	3/10/25	830	904
	Charles Schwab Corp.	4.200%	3/24/25	4,600	5,279
	Charles Schwab Corp.	3.850%	5/21/25	6,863	7,806
	Charles Schwab Corp.	3.450%	2/13/26	6,670	7,535
	Charles Schwab Corp.	0.900%	3/11/26	17,700	17,916
	Charles Schwab Corp.	3.200%	3/2/27	13,250	14,761
	Charles Schwab Corp.	3.200%	1/25/28	6,856	7,744
	Charles Schwab Corp.	4.000%	2/1/29	8,808	10,477
	Charles Schwab Corp.	3.250%	5/22/29	8,500	9,741
	Charles Schwab Corp.	4.625%	3/22/30	1,036	1,297
	Charles Schwab Corp.	1.650%	3/11/31	7,800	7,838
	CI Financial Corp.	3.200%	12/17/30	10,000	10,187
	CME Group Inc.	3.000%	9/15/22	8,537	8,921
	CME Group Inc.	3.000%	3/15/25	7,300	7,990
	CME Group Inc.	5.300%	9/15/43	10,967	16,308
	CME Group Inc.	4.150%	6/15/48	9,000	12,115
	E*TRADE Financial Corp.	2.950%	8/24/22	2,523	2,622
	E*TRADE Financial Corp.	3.800%	8/24/27	6,300	7,213
	E*TRADE Financial Corp.	4.500%	6/20/28	5,050	6,040
	Eaton Vance Corp.	3.625%	6/15/23	3,450	3,713
	Eaton Vance Corp.	3.500%	4/6/27	4,580	5,092
	Franklin Resources Inc.	2.800%	9/15/22	10,700	11,140
	Franklin Resources Inc.	2.850%	3/30/25	5,860	6,380
	Franklin Resources Inc.	1.600%	10/30/30	6,000	5,974
	Intercontinental Exchange Inc.	3.450%	9/21/23	4,632	4,989
	Intercontinental Exchange Inc.	4.000%	10/15/23	16,437	18,031
	Intercontinental Exchange Inc.	3.750%	12/1/25	15,070	17,115
	Intercontinental Exchange Inc.	3.100%	9/15/27	2,596	2,897
	Intercontinental Exchange Inc.	3.750%	9/21/28	5,975	6,969
	Intercontinental Exchange Inc.	2.100%	6/15/30	18,450	19,190
	Intercontinental Exchange Inc.	1.850%	9/15/32	21,249	21,421
	Intercontinental Exchange Inc.	2.650%	9/15/40	12,725	13,049
	Intercontinental Exchange Inc.	4.250%	9/21/48	10,872	13,771
	Intercontinental Exchange Inc.	3.000%	6/15/50	17,955	19,015
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,724	28,943
	Invesco Finance plc	3.125%	11/30/22	7,442	7,815
	Invesco Finance plc	4.000%	1/30/24	14,599	16,040

47

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Invesco Finance plc	3.750%	1/15/26	2,346	2,642
Invesco Finance plc	5.375%	11/30/43	11,862	15,332
Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,527
Jefferies Financial Group Inc.	5.500%	10/18/23	8,700	9,591
Jefferies Group LLC	5.125%	1/20/23	1,630	1,778
Jefferies Group LLC	4.850%	1/15/27	10,832	12,765
Jefferies Group LLC	6.450%	6/8/27	1,948	2,458
Jefferies Group LLC	6.250%	1/15/36	3,825	5,073
Jefferies Group LLC	6.500%	1/20/43	5,140	7,032
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	16,760	19,540
Lazard Group LLC	3.750%	2/13/25	1,615	1,788
Lazard Group LLC	3.625%	3/1/27	13,785	14,990
Lazard Group LLC	4.500%	9/19/28	6,775	8,061
Lazard Group LLC	4.375%	3/11/29	1,153	1,347
Legg Mason Inc.	4.750%	3/15/26	5,010	5,955
Legg Mason Inc.	5.625%	1/15/44	8,028	11,569
Nasdaq Inc.	4.250%	6/1/24	4,518	5,000
Nasdaq Inc.	3.850%	6/30/26	6,908	7,919
Nasdaq Inc.	1.650%	1/15/31	8,300	8,220
Nasdaq Inc.	2.500%	12/21/40	8,100	7,971
Nasdaq Inc.	3.250%	4/28/50	7,016	7,665
Nomura Holdings Inc.	2.648%	1/16/25	10,765	11,467
Nomura Holdings Inc.	1.851%	7/16/25	19,735	20,573
Nomura Holdings Inc.	3.103%	1/16/30	30,500	33,250
Nomura Holdings Inc.	2.679%	7/16/30	1,800	1,901
Raymond James Financial Inc.	3.625%	9/15/26	3,491	3,994
Raymond James Financial Inc.	4.650%	4/1/30	17,213	21,109
Raymond James Financial Inc.	4.950%	7/15/46	16,345	22,343
Stifel Financial Corp.	4.250%	7/18/24	10,450	11,687
TD Ameritrade Holding Corp.	2.950%	4/1/22	19,985	20,532
TD Ameritrade Holding Corp.	3.625%	4/1/25	7,880	8,746
TD Ameritrade Holding Corp.	3.300%	4/1/27	10,127	11,343
TD Ameritrade Holding Corp.	2.750%	10/1/29	8,175	8,938
Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	854	881
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	7,139	7,495
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	9,063	9,427
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	1,337	1,429
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	5,453	5,887
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	2,250	2,457
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	5,850	6,126
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	1,156	1,196
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	10,463	11,101
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	19,225	22,926
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	10,720	11,918
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	6,410	7,188
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	18,246	19,833
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	10,000	11,387

48

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	13,000	13,997
	Air Lease Corp.	3.500%	1/15/22	4,600	4,717
	Air Lease Corp.	3.750%	2/1/22	5,775	5,931
	Air Lease Corp.	2.625%	7/1/22	7,912	8,116
	Air Lease Corp.	2.250%	1/15/23	5,430	5,566
	Air Lease Corp.	2.750%	1/15/23	6,524	6,731
	Air Lease Corp.	3.875%	7/3/23	24,748	26,360
	Air Lease Corp.	3.000%	9/15/23	2,453	2,570
	Air Lease Corp.	4.250%	2/1/24	11,400	12,340
	Air Lease Corp.	4.250%	9/15/24	4,505	4,918
	Air Lease Corp.	2.300%	2/1/25	11,595	11,944
	Air Lease Corp.	3.250%	3/1/25	13,330	14,196
	Air Lease Corp.	3.375%	7/1/25	10,275	11,048
	Air Lease Corp.	2.875%	1/15/26	5,800	6,122
	Air Lease Corp.	3.750%	6/1/26	100	109
	Air Lease Corp.	3.625%	4/1/27	6,176	6,619
	Air Lease Corp.	3.625%	12/1/27	10,532	11,321
	Air Lease Corp.	4.625%	10/1/28	10,540	12,042
	Air Lease Corp.	3.250%	10/1/29	7,150	7,511
	Air Lease Corp.	3.000%	2/1/30	9,612	9,917
	Air Lease Corp.	3.125%	12/1/30	7,100	7,360
	Aircastle Ltd.	5.500%	2/15/22	1,200	1,253
	Aircastle Ltd.	4.400%	9/25/23	11,475	12,250
	Aircastle Ltd.	4.125%	5/1/24	1,555	1,650
	Aircastle Ltd.	4.250%	6/15/26	19,728	20,838
	Ares Capital Corp.	3.625%	1/19/22	661	679
	Ares Capital Corp.	3.500%	2/10/23	17,810	18,827
	Ares Capital Corp.	4.200%	6/10/24	9,067	9,792
	Ares Capital Corp.	4.250%	3/1/25	9,330	10,076
	Ares Capital Corp.	3.250%	7/15/25	11,700	12,373
	FS KKR Capital Corp.	4.750%	5/15/22	6,099	6,343
	FS KKR Capital Corp.	4.625%	7/15/24	6,458	6,805
	FS KKR Capital Corp.	4.125%	2/1/25	4,500	4,683
	FS KKR Capital Corp.	3.400%	1/15/26	12,768	12,658
	GATX Corp.	3.250%	3/30/25	5,106	5,566
	GATX Corp.	3.250%	9/15/26	3,200	3,554
	GATX Corp.	3.850%	3/30/27	8,875	9,999
	GATX Corp.	3.500%	3/15/28	7,175	8,057
	GATX Corp.	4.550%	11/7/28	5,950	7,157
	GATX Corp.	4.700%	4/1/29	3,725	4,546
	GATX Corp.	4.000%	6/30/30	4,335	5,120
	GATX Corp.	5.200%	3/15/44	1,277	1,685
	GATX Corp.	4.500%	3/30/45	1,952	2,282
[6]	GE Capital Funding LLC	3.450%	5/15/25	18,608	20,538
[6]	GE Capital Funding LLC	4.050%	5/15/27	6,750	7,650
[6]	GE Capital Funding LLC	4.400%	5/15/30	50,701	59,599
[6]	GE Capital Funding LLC	4.550%	5/15/32	12,100	14,506
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	39,380	43,748
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	140,616	167,251
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,275	3,464
	Goldman Sachs BDC Inc.	2.875%	1/15/26	6,150	6,278
	Golub Capital BDC Inc.	3.375%	4/15/24	3,100	3,154
	International Lease Finance Corp.	5.875%	8/15/22	11,534	12,426
	Main Street Capital Corp.	5.200%	5/1/24	2,785	2,990
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	3,141	3,254
	Owl Rock Capital Corp.	5.250%	4/15/24	2,200	2,382
	Owl Rock Capital Corp.	4.000%	3/30/25	5,720	5,971
	Owl Rock Capital Corp.	3.750%	7/22/25	9,613	9,954
	Owl Rock Capital Corp.	4.250%	1/15/26	4,960	5,224
	Prospect Capital Corp.	5.875%	3/15/23	513	535
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	3,726	3,847

49

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Insurance (1.4%)
	ACE Capital Trust II	9.700%	4/1/30	1,891	2,893
[4]	Aegon NV	5.500%	4/11/48	7,800	8,804
	Aetna Inc.	2.750%	11/15/22	10,145	10,524
	Aetna Inc.	2.800%	6/15/23	13,125	13,813
	Aetna Inc.	3.500%	11/15/24	11,569	12,710
	Aetna Inc.	6.625%	6/15/36	8,456	12,488
	Aetna Inc.	6.750%	12/15/37	5,127	7,800
	Aetna Inc.	4.500%	5/15/42	5,842	7,150
	Aetna Inc.	4.125%	11/15/42	3,873	4,586
	Aetna Inc.	4.750%	3/15/44	4,650	5,966
	Aetna Inc.	3.875%	8/15/47	13,672	16,075
	Aflac Inc.	3.625%	6/15/23	9,059	9,795
	Aflac Inc.	3.625%	11/15/24	9,445	10,566
	Aflac Inc.	3.250%	3/17/25	6,097	6,729
	Aflac Inc.	2.875%	10/15/26	1,473	1,627
	Aflac Inc.	3.600%	4/1/30	23,930	28,074
	Aflac Inc.	4.000%	10/15/46	4,650	5,638
	Aflac Inc.	4.750%	1/15/49	16,108	22,339
	Alleghany Corp.	4.950%	6/27/22	2,295	2,438
	Alleghany Corp.	4.900%	9/15/44	6,000	7,731
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	11,389
	Allstate Corp.	3.150%	6/15/23	10,850	11,582
	Allstate Corp.	0.750%	12/15/25	3,300	3,315
	Allstate Corp.	3.280%	12/15/26	6,276	7,170
	Allstate Corp.	1.450%	12/15/30	15,950	15,869
	Allstate Corp.	5.350%	6/1/33	2,329	3,201
	Allstate Corp.	5.550%	5/9/35	2,906	4,286
	Allstate Corp.	5.950%	4/1/36	1,613	2,338
	Allstate Corp.	4.500%	6/15/43	8,187	10,977
	Allstate Corp.	4.200%	12/15/46	9,020	11,859
	Allstate Corp.	3.850%	8/10/49	7,659	9,707
[4]	Allstate Corp.	5.750%	8/15/53	5,525	5,912
[4]	Allstate Corp.	6.500%	5/15/67	4,240	5,682
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,937	5,579
	American Financial Group Inc.	3.500%	8/15/26	4,210	4,621
	American Financial Group Inc.	5.250%	4/2/30	7,500	9,277
	American Financial Group Inc.	4.500%	6/15/47	7,190	8,651
	American International Group Inc.	3.300%	3/1/21	2,675	2,678
	American International Group Inc.	4.125%	2/15/24	7,551	8,352
	American International Group Inc.	2.500%	6/30/25	31,801	34,187
	American International Group Inc.	3.750%	7/10/25	17,088	19,200
	American International Group Inc.	3.900%	4/1/26	14,064	16,034
	American International Group Inc.	4.200%	4/1/28	10,522	12,454
	American International Group Inc.	4.250%	3/15/29	9,050	10,854
	American International Group Inc.	3.400%	6/30/30	20,780	23,717
	American International Group Inc.	3.875%	1/15/35	14,098	16,905
	American International Group Inc.	4.700%	7/10/35	7,021	8,989
	American International Group Inc.	6.250%	5/1/36	7,263	10,477
	American International Group Inc.	4.500%	7/16/44	32,388	41,430
	American International Group Inc.	4.800%	7/10/45	17,000	22,540
	American International Group Inc.	4.750%	4/1/48	11,606	15,543
[4]	American International Group Inc.	5.750%	4/1/48	6,700	7,779
	American International Group Inc.	4.375%	6/30/50	5,880	7,621
	American International Group Inc.	4.375%	1/15/55	14,630	18,730
[4]	American International Group Inc.	8.175%	5/15/68	4,775	6,971
	Anthem Inc.	3.700%	8/15/21	6,974	7,061
	Anthem Inc.	3.125%	5/15/22	11,777	12,219
	Anthem Inc.	2.950%	12/1/22	9,721	10,183
	Anthem Inc.	3.300%	1/15/23	13,497	14,290
	Anthem Inc.	3.500%	8/15/24	11,490	12,609
	Anthem Inc.	3.350%	12/1/24	21,309	23,438
	Anthem Inc.	2.375%	1/15/25	10,940	11,680

50

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	3.650%	12/1/27	44,444	51,206
	Anthem Inc.	4.101%	3/1/28	34,884	41,243
	Anthem Inc.	2.875%	9/15/29	6,875	7,614
	Anthem Inc.	2.250%	5/15/30	17,845	18,817
	Anthem Inc.	5.950%	12/15/34	1,571	2,268
	Anthem Inc.	5.850%	1/15/36	3,708	5,127
	Anthem Inc.	6.375%	6/15/37	4,650	6,688
	Anthem Inc.	4.625%	5/15/42	17,347	22,563
	Anthem Inc.	4.650%	1/15/43	11,801	15,425
	Anthem Inc.	5.100%	1/15/44	13,535	18,687
	Anthem Inc.	4.650%	8/15/44	12,042	15,824
	Anthem Inc.	4.375%	12/1/47	20,433	26,322
	Anthem Inc.	4.550%	3/1/48	5,578	7,373
	Anthem Inc.	3.700%	9/15/49	10,065	11,882
	Anthem Inc.	3.125%	5/15/50	6,200	6,786
	Anthem Inc.	4.850%	8/15/54	4,325	5,467
	Aon Corp.	8.205%	1/1/27	619	828
	Aon Corp.	4.500%	12/15/28	9,500	11,455
	Aon Corp.	3.750%	5/2/29	8,550	9,968
	Aon Corp.	2.800%	5/15/30	19,870	21,683
	Aon Corp.	6.250%	9/30/40	7,490	11,129
	Aon plc	2.800%	3/15/21	14,115	14,156
	Aon plc	4.000%	11/27/23	625	682
	Aon plc	3.500%	6/14/24	16,490	17,966
	Aon plc	3.875%	12/15/25	8,435	9,625
	Aon plc	4.600%	6/14/44	9,092	11,955
	Aon plc	4.750%	5/15/45	4,052	5,506
	Arch Capital Finance LLC	4.011%	12/15/26	10,220	11,839
	Arch Capital Finance LLC	5.031%	12/15/46	7,707	10,469
	Arch Capital Group Ltd.	7.350%	5/1/34	4,510	6,898
	Arch Capital Group Ltd.	3.635%	6/30/50	13,295	15,413
	Arch Capital Group US Inc.	5.144%	11/1/43	1,152	1,562
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,757
	Assurant Inc.	4.000%	3/15/23	8,175	8,727
	Assurant Inc.	4.200%	9/27/23	2,120	2,316
	Assurant Inc.	4.900%	3/27/28	2,900	3,370
	Assurant Inc.	3.700%	2/22/30	4,800	5,289
	Assurant Inc.	6.750%	2/15/34	1,103	1,452
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	6,432	7,357
	Athene Holding Ltd.	4.125%	1/12/28	12,700	14,154
	Athene Holding Ltd.	6.150%	4/3/30	12,200	15,152
	Athene Holding Ltd.	3.500%	1/15/31	6,000	6,370
	AXA SA	8.600%	12/15/30	16,771	26,121
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	3,337
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,210	3,362
	AXIS Specialty Finance plc	4.000%	12/6/27	15,014	16,611
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	24,075	25,009
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,350	1,417
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	7,184	11,001
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	11,015	14,563
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	11,158	14,709
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	31,056	40,724
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	42,040	55,595
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	25,165	26,948
	Berkshire Hathaway Inc.	2.200%	3/15/21	6,186	6,201
	Berkshire Hathaway Inc.	3.750%	8/15/21	3,641	3,718
	Berkshire Hathaway Inc.	3.400%	1/31/22	2,955	3,054
	Berkshire Hathaway Inc.	3.000%	2/11/23	635	670
	Berkshire Hathaway Inc.	2.750%	3/15/23	15,320	16,067
	Berkshire Hathaway Inc.	3.125%	3/15/26	26,951	30,115
	Berkshire Hathaway Inc.	4.500%	2/11/43	12,629	17,056
	Brighthouse Financial Inc.	3.700%	6/22/27	7,699	8,334
	Brighthouse Financial Inc.	5.625%	5/15/30	6,769	8,334
	Brighthouse Financial Inc.	4.700%	6/22/47	7,375	7,694

51

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brown & Brown Inc.	4.200%	9/15/24	5,500	6,145
Brown & Brown Inc.	4.500%	3/15/29	7,981	9,442
Brown & Brown Inc.	2.375%	3/15/31	17,920	18,637
Chubb Corp.	6.000%	5/11/37	5,295	7,972
Chubb Corp.	6.500%	5/15/38	3,514	5,582
Chubb INA Holdings Inc.	2.875%	11/3/22	22,408	23,332
Chubb INA Holdings Inc.	2.700%	3/13/23	12,633	13,279
Chubb INA Holdings Inc.	3.350%	5/15/24	6,499	7,091
Chubb INA Holdings Inc.	3.150%	3/15/25	16,278	17,968
Chubb INA Holdings Inc.	3.350%	5/3/26	20,825	23,472
Chubb INA Holdings Inc.	1.375%	9/15/30	13,000	12,946
Chubb INA Holdings Inc.	6.700%	5/15/36	2,280	3,550
Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	6,319
Chubb INA Holdings Inc.	4.350%	11/3/45	33,236	44,900
Cincinnati Financial Corp.	6.920%	5/15/28	4,256	5,610
Cincinnati Financial Corp.	6.125%	11/1/34	2,170	3,016
CNA Financial Corp.	3.950%	5/15/24	5,190	5,741
CNA Financial Corp.	4.500%	3/1/26	2,507	2,936
CNA Financial Corp.	3.450%	8/15/27	9,035	10,216
CNA Financial Corp.	3.900%	5/1/29	1,910	2,263
CNA Financial Corp.	2.050%	8/15/30	7,900	8,128
CNO Financial Group Inc.	5.250%	5/30/29	6,460	7,744
Enstar Group Ltd.	4.500%	3/10/22	2,382	2,477
Enstar Group Ltd.	4.950%	6/1/29	11,500	13,136
Equitable Holdings Inc.	3.900%	4/20/23	4,210	4,526
Equitable Holdings Inc.	7.000%	4/1/28	4,300	5,578
Equitable Holdings Inc.	4.350%	4/20/28	22,916	26,958
Equitable Holdings Inc.	5.000%	4/20/48	27,410	36,104
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,775	6,272
Everest Reinsurance Holdings Inc.	3.500%	10/15/50	9,985	11,271
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	9,970	11,079
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,368	7,116
Fidelity National Financial Inc.	5.500%	9/1/22	4,900	5,286
Fidelity National Financial Inc.	3.400%	6/15/30	11,941	13,159
Fidelity National Financial Inc.	2.450%	3/15/31	6,725	6,826
First American Financial Corp.	4.600%	11/15/24	5,110	5,679
Globe Life Inc.	3.800%	9/15/22	1,585	1,670
Globe Life Inc.	4.550%	9/15/28	5,472	6,556
Globe Life Inc.	2.150%	8/15/30	5,600	5,676
Hanover Insurance Group Inc.	4.500%	4/15/26	5,000	5,854
Hanover Insurance Group Inc.	2.500%	9/1/30	550	573
Hartford Financial Services Group Inc.	2.800%	8/19/29	6,220	6,777
Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	6,334
Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	8,827
Hartford Financial Services Group Inc.	4.300%	4/15/43	8,465	10,571
Hartford Financial Services Group Inc.	3.600%	8/19/49	20,106	23,648
Humana Inc.	3.150%	12/1/22	10,254	10,716
Humana Inc.	2.900%	12/15/22	7,770	8,119
Humana Inc.	3.850%	10/1/24	10,627	11,755
Humana Inc.	4.500%	4/1/25	276	317
Humana Inc.	3.950%	3/15/27	10,535	12,127
Humana Inc.	3.125%	8/15/29	8,050	8,891
Humana Inc.	4.875%	4/1/30	5,243	6,555
Humana Inc.	4.625%	12/1/42	13,638	17,293
Humana Inc.	4.950%	10/1/44	6,593	8,898
Humana Inc.	4.800%	3/15/47	4,200	5,618
Humana Inc.	3.950%	8/15/49	1,200	1,459
Kemper Corp.	4.350%	2/15/25	2,353	2,611
Kemper Corp.	2.400%	9/30/30	5,510	5,584
Lincoln National Corp.	4.200%	3/15/22	6,315	6,599
Lincoln National Corp.	4.000%	9/1/23	7,155	7,808
Lincoln National Corp.	3.350%	3/9/25	4,459	4,905
Lincoln National Corp.	3.625%	12/12/26	6,555	7,496
Lincoln National Corp.	3.800%	3/1/28	11,746	13,544

52

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln National Corp.	3.050%	1/15/30	9,613	10,705
	Lincoln National Corp.	6.300%	10/9/37	5,029	6,928
	Lincoln National Corp.	7.000%	6/15/40	7,072	10,764
	Lincoln National Corp.	4.350%	3/1/48	1,721	2,191
	Lincoln National Corp.	4.375%	6/15/50	3,132	4,037
	Loews Corp.	2.625%	5/15/23	12,780	13,370
	Loews Corp.	3.750%	4/1/26	110	126
	Loews Corp.	3.200%	5/15/30	8,770	9,961
	Loews Corp.	6.000%	2/1/35	2,143	3,092
	Loews Corp.	4.125%	5/15/43	7,362	8,725
	Manulife Financial Corp.	4.150%	3/4/26	12,021	13,977
[4]	Manulife Financial Corp.	4.061%	2/24/32	8,937	9,710
	Manulife Financial Corp.	5.375%	3/4/46	9,557	13,824
	Markel Corp.	4.900%	7/1/22	3,173	3,375
	Markel Corp.	3.500%	11/1/27	6,945	7,759
	Markel Corp.	3.350%	9/17/29	3,500	3,906
	Markel Corp.	5.000%	4/5/46	5,853	7,937
	Markel Corp.	4.300%	11/1/47	4,459	5,632
	Markel Corp.	5.000%	5/20/49	4,715	6,479
	Markel Corp.	4.150%	9/17/50	6,455	8,109
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	10,540	10,790
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,630
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	22,350	24,639
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,697	5,119
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,023	13,331
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,580	8,602
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	11,689	14,210
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	25,815	27,300
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,939	4,192
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	6,780	9,064
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	6,519	8,656
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	4,905	6,391
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	23,630	34,068
	Mercury General Corp.	4.400%	3/15/27	4,185	4,640
	MetLife Inc.	3.048%	12/15/22	7,662	8,054
	MetLife Inc.	4.368%	9/15/23	11,662	12,916
	MetLife Inc.	3.600%	4/10/24	15,718	17,311
	MetLife Inc.	3.000%	3/1/25	14,825	16,268
	MetLife Inc.	3.600%	11/13/25	8,571	9,716
	MetLife Inc.	4.550%	3/23/30	29,222	36,562
	MetLife Inc.	6.375%	6/15/34	3,323	5,057
	MetLife Inc.	5.700%	6/15/35	2,847	4,173
	MetLife Inc.	5.875%	2/6/41	21,837	33,339
	MetLife Inc.	4.125%	8/13/42	13,714	17,394
	MetLife Inc.	4.875%	11/13/43	5,882	8,311
	MetLife Inc.	4.721%	12/15/44	10,190	13,931
	MetLife Inc.	4.050%	3/1/45	21,971	27,977
	MetLife Inc.	4.600%	5/13/46	5,145	7,088
[4]	MetLife Inc.	6.400%	12/15/66	9,609	12,275
[4]	MetLife Inc.	10.750%	8/1/69	785	1,336
	Munich Re America Corp.	7.450%	12/15/26	2,350	3,210
[4]	Nationwide Financial Services Inc.	6.750%	5/15/87	1,259	1,503
	Old Republic International Corp.	4.875%	10/1/24	6,830	7,795
	Old Republic International Corp.	3.875%	8/26/26	5,893	6,769
	PartnerRe Finance B LLC	3.700%	7/2/29	7,638	8,751
	Primerica Inc.	4.750%	7/15/22	2,000	2,130
	Principal Financial Group Inc.	3.300%	9/15/22	3,025	3,172
	Principal Financial Group Inc.	3.125%	5/15/23	4,161	4,421
	Principal Financial Group Inc.	3.400%	5/15/25	13,709	15,164
	Principal Financial Group Inc.	3.100%	11/15/26	9,502	10,591
	Principal Financial Group Inc.	2.125%	6/15/30	16,072	16,726
	Principal Financial Group Inc.	6.050%	10/15/36	258	366
	Principal Financial Group Inc.	4.625%	9/15/42	5,408	6,963
	Principal Financial Group Inc.	4.350%	5/15/43	4,495	5,635

53

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Principal Financial Group Inc.	4.300%	11/15/46	14,706	18,636
	Progressive Corp.	3.750%	8/23/21	10,283	10,514
	Progressive Corp.	2.450%	1/15/27	5,860	6,377
	Progressive Corp.	4.000%	3/1/29	7,805	9,372
	Progressive Corp.	6.625%	3/1/29	4,820	6,574
	Progressive Corp.	3.200%	3/26/30	4,962	5,715
	Progressive Corp.	6.250%	12/1/32	725	1,058
	Progressive Corp.	4.350%	4/25/44	3,660	4,817
	Progressive Corp.	4.125%	4/15/47	14,285	18,823
	Progressive Corp.	4.200%	3/15/48	4,997	6,675
	Progressive Corp.	3.950%	3/26/50	7,635	9,971
	Prudential Financial Inc.	3.500%	5/15/24	10,182	11,214
	Prudential Financial Inc.	1.500%	3/10/26	100	104
	Prudential Financial Inc.	3.878%	3/27/28	4,450	5,266
	Prudential Financial Inc.	2.100%	3/10/30	2,971	3,146
	Prudential Financial Inc.	5.750%	7/15/33	1,120	1,517
	Prudential Financial Inc.	5.700%	12/14/36	6,153	8,843
	Prudential Financial Inc.	6.625%	12/1/37	4,352	6,516
	Prudential Financial Inc.	3.000%	3/10/40	6,600	7,177
	Prudential Financial Inc.	6.625%	6/21/40	5,275	8,148
	Prudential Financial Inc.	6.200%	11/15/40	3,325	4,657
[4]	Prudential Financial Inc.	5.875%	9/15/42	12,470	13,312
[4]	Prudential Financial Inc.	5.625%	6/15/43	11,514	12,334
	Prudential Financial Inc.	5.100%	8/15/43	3,450	4,275
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,745	2,958
	Prudential Financial Inc.	4.600%	5/15/44	8,245	10,736
[4]	Prudential Financial Inc.	5.375%	5/15/45	14,880	16,219
[4]	Prudential Financial Inc.	4.500%	9/15/47	8,557	9,391
	Prudential Financial Inc.	3.905%	12/7/47	22,018	26,519
[4]	Prudential Financial Inc.	5.700%	9/15/48	11,001	12,706
	Prudential Financial Inc.	3.935%	12/7/49	20,402	24,756
	Prudential Financial Inc.	4.350%	2/25/50	9,340	12,141
[4]	Prudential Financial Inc.	3.700%	10/1/50	11,800	12,411
	Prudential Financial Inc.	3.700%	3/13/51	7,486	8,944
	Prudential plc	3.125%	4/14/30	12,036	13,643
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,475	3,849
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,989	5,711
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,245	16,324
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,400	2,630
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,682	7,324
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,200	4,613
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,922
	Selective Insurance Group Inc.	5.375%	3/1/49	2,900	3,638
	Sompo International Holdings Ltd.	4.700%	10/15/22	3,250	3,482
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,666
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	7,285
	Travelers Cos. Inc.	6.750%	6/20/36	85	132
	Travelers Cos. Inc.	6.250%	6/15/37	8,739	13,314
	Travelers Cos. Inc.	5.350%	11/1/40	4,353	6,256
	Travelers Cos. Inc.	4.600%	8/1/43	15,710	21,380
	Travelers Cos. Inc.	4.300%	8/25/45	800	1,060
	Travelers Cos. Inc.	3.750%	5/15/46	6,900	8,624
	Travelers Cos. Inc.	4.000%	5/30/47	10,110	13,129
	Travelers Cos. Inc.	4.050%	3/7/48	50	66
	Travelers Cos. Inc.	4.100%	3/4/49	5,450	7,243
	Travelers Cos. Inc.	2.550%	4/27/50	12,710	13,260
	Travelers Property Casualty Corp.	6.375%	3/15/33	817	1,222
	Trinity Acquisition plc	4.400%	3/15/26	6,125	7,135
	UnitedHealth Group Inc.	2.125%	3/15/21	15,927	15,987
	UnitedHealth Group Inc.	2.875%	12/15/21	13,027	13,353
	UnitedHealth Group Inc.	2.875%	3/15/22	6,663	6,830
	UnitedHealth Group Inc.	3.350%	7/15/22	19,254	20,167
	UnitedHealth Group Inc.	2.375%	10/15/22	8,950	9,285
	UnitedHealth Group Inc.	2.750%	2/15/23	16,130	16,874

54

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.875%	3/15/23	3,836	4,052
	UnitedHealth Group Inc.	3.500%	6/15/23	5,275	5,670
	UnitedHealth Group Inc.	3.500%	2/15/24	7,005	7,652
	UnitedHealth Group Inc.	2.375%	8/15/24	5,350	5,704
	UnitedHealth Group Inc.	3.750%	7/15/25	13,810	15,725
	UnitedHealth Group Inc.	3.700%	12/15/25	6,916	7,920
	UnitedHealth Group Inc.	1.250%	1/15/26	6,600	6,773
	UnitedHealth Group Inc.	3.100%	3/15/26	9,205	10,309
	UnitedHealth Group Inc.	3.450%	1/15/27	7,982	9,128
	UnitedHealth Group Inc.	3.375%	4/15/27	39,962	45,549
	UnitedHealth Group Inc.	2.950%	10/15/27	8,763	9,826
	UnitedHealth Group Inc.	3.850%	6/15/28	8,377	9,933
	UnitedHealth Group Inc.	3.875%	12/15/28	9,126	10,912
	UnitedHealth Group Inc.	2.875%	8/15/29	20,928	23,697
	UnitedHealth Group Inc.	2.000%	5/15/30	16,500	17,485
	UnitedHealth Group Inc.	4.625%	7/15/35	12,573	16,919
	UnitedHealth Group Inc.	5.800%	3/15/36	5,610	8,375
	UnitedHealth Group Inc.	6.500%	6/15/37	3,880	6,169
	UnitedHealth Group Inc.	6.625%	11/15/37	12,065	19,177
	UnitedHealth Group Inc.	6.875%	2/15/38	22,521	36,860
	UnitedHealth Group Inc.	3.500%	8/15/39	21,990	25,940
	UnitedHealth Group Inc.	2.750%	5/15/40	27,185	29,305
	UnitedHealth Group Inc.	5.700%	10/15/40	2,221	3,330
	UnitedHealth Group Inc.	5.950%	2/15/41	5,650	8,636
	UnitedHealth Group Inc.	4.625%	11/15/41	10,859	14,734
	UnitedHealth Group Inc.	4.375%	3/15/42	616	804
	UnitedHealth Group Inc.	3.950%	10/15/42	17,597	22,195
	UnitedHealth Group Inc.	4.250%	3/15/43	7,566	9,932
	UnitedHealth Group Inc.	4.750%	7/15/45	18,649	26,147
	UnitedHealth Group Inc.	4.200%	1/15/47	12,267	16,157
	UnitedHealth Group Inc.	4.250%	4/15/47	11,160	14,692
	UnitedHealth Group Inc.	3.750%	10/15/47	9,476	11,707
	UnitedHealth Group Inc.	4.250%	6/15/48	17,191	22,905
	UnitedHealth Group Inc.	4.450%	12/15/48	6,825	9,393
	UnitedHealth Group Inc.	3.700%	8/15/49	16,249	20,252
	UnitedHealth Group Inc.	2.900%	5/15/50	16,360	17,981
	UnitedHealth Group Inc.	3.875%	8/15/59	7,755	10,006
	UnitedHealth Group Inc.	3.125%	5/15/60	17,350	20,026
	Unum Group	4.000%	3/15/24	3,985	4,339
	Unum Group	4.500%	3/15/25	4,307	4,883
	Unum Group	3.875%	11/5/25	175	194
	Unum Group	4.000%	6/15/29	3,050	3,430
	Unum Group	5.750%	8/15/42	6,973	8,455
	Unum Group	4.500%	12/15/49	8,336	8,872
	Voya Financial Inc.	3.125%	7/15/24	7,235	7,813
	Voya Financial Inc.	3.650%	6/15/26	2,440	2,781
	Voya Financial Inc.	5.700%	7/15/43	10,079	13,771
	Voya Financial Inc.	4.800%	6/15/46	2,436	3,078
[4]	Voya Financial Inc.	4.700%	1/23/48	4,157	4,323
	W R Berkley Corp.	4.000%	5/12/50	6,030	7,367
	Willis North America Inc.	3.600%	5/15/24	7,150	7,811
	Willis North America Inc.	4.500%	9/15/28	4,930	5,928
	Willis North America Inc.	2.950%	9/15/29	10,221	11,165
	Willis North America Inc.	5.050%	9/15/48	7,488	10,499
	Willis North America Inc.	3.875%	9/15/49	17,170	20,937
	WR Berkley Corp.	4.625%	3/15/22	4,500	4,714
	WR Berkley Corp.	4.750%	8/1/44	4,138	5,415
	XLIT Ltd.	4.450%	3/31/25	1,532	1,750
	XLIT Ltd.	5.250%	12/15/43	7,175	10,279
	XLIT Ltd.	5.500%	3/31/45	5,529	7,729
	Other Finance (0.0%)
[6]	Blackstone / GSO Secured Lending Fund	3.625%	1/15/26	9,500	9,743
	Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,168

55

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ORIX Corp.	2.900%	7/18/22	3,775	3,908
ORIX Corp.	4.050%	1/16/24	100	109
ORIX Corp.	3.250%	12/4/24	3,725	4,059
ORIX Corp.	3.700%	7/18/27	9,825	11,194
Real Estate Investment Trusts (0.8%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	5,479	6,027
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	22,361	24,823
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	500	580
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	10,730	12,352
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,077	4,683
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,775	6,698
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,530	4,316
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,475	5,970
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	7,242	8,980
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	8,795	11,175
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	10,866	12,418
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	13,087	13,063
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	4,095	5,723
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	7,425	9,240
American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,530	1,614
American Campus Communities Operating Partnership LP	4.125%	7/1/24	4,733	5,154
American Campus Communities Operating Partnership LP	3.300%	7/15/26	7,100	7,732
American Campus Communities Operating Partnership LP	3.625%	11/15/27	5,086	5,576
American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,891	5,102
American Campus Communities Operating Partnership LP	3.875%	1/30/31	3,450	3,876
American Homes 4 Rent LP	4.250%	2/15/28	2,475	2,843
American Homes 4 Rent LP	4.900%	2/15/29	8,430	10,181
AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,546
AvalonBay Communities Inc.	4.200%	12/15/23	1,455	1,602
AvalonBay Communities Inc.	3.500%	11/15/24	3,325	3,666
AvalonBay Communities Inc.	3.450%	6/1/25	7,970	8,865
AvalonBay Communities Inc.	3.500%	11/15/25	7,067	7,942
AvalonBay Communities Inc.	2.950%	5/11/26	4,367	4,825
AvalonBay Communities Inc.	2.900%	10/15/26	1,675	1,857
AvalonBay Communities Inc.	3.350%	5/15/27	7,441	8,341
AvalonBay Communities Inc.	3.200%	1/15/28	9,390	10,469
AvalonBay Communities Inc.	3.300%	6/1/29	3,420	3,884
AvalonBay Communities Inc.	2.300%	3/1/30	5,184	5,494
AvalonBay Communities Inc.	2.450%	1/15/31	3,895	4,178
AvalonBay Communities Inc.	3.900%	10/15/46	4,045	4,931
AvalonBay Communities Inc.	4.150%	7/1/47	150	189
AvalonBay Communities Inc.	4.350%	4/15/48	3,475	4,510
Boston Properties LP	3.850%	2/1/23	12,178	12,925
Boston Properties LP	3.125%	9/1/23	5,635	5,973
Boston Properties LP	3.800%	2/1/24	4,785	5,198
Boston Properties LP	3.200%	1/15/25	9,638	10,529
Boston Properties LP	3.650%	2/1/26	7,886	8,940
Boston Properties LP	2.750%	10/1/26	7,859	8,546
Boston Properties LP	4.500%	12/1/28	1,741	2,088
Boston Properties LP	3.400%	6/21/29	5,481	6,105
Boston Properties LP	2.900%	3/15/30	19,455	20,701
Boston Properties LP	3.250%	1/30/31	19,270	21,199
Brandywine Operating Partnership LP	3.950%	2/15/23	5,780	5,983
Brandywine Operating Partnership LP	3.950%	11/15/27	26,300	28,113
Brixmor Operating Partnership LP	3.250%	9/15/23	4,425	4,674
Brixmor Operating Partnership LP	3.850%	2/1/25	21,567	23,619
Brixmor Operating Partnership LP	4.125%	6/15/26	5,815	6,587

56

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brixmor Operating Partnership LP	3.900%	3/15/27	2,675	2,970
Brixmor Operating Partnership LP	4.125%	5/15/29	7,653	8,775
Brixmor Operating Partnership LP	4.050%	7/1/30	10,404	11,932
Camden Property Trust	2.950%	12/15/22	5,006	5,219
Camden Property Trust	4.100%	10/15/28	10,425	12,378
Camden Property Trust	3.150%	7/1/29	9,700	10,909
Camden Property Trust	2.800%	5/15/30	14,840	16,388
Camden Property Trust	3.350%	11/1/49	2,343	2,693
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,125	3,290
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	13,175	13,765
Corporate Office Properties LP	3.600%	5/15/23	16,721	17,641
Corporate Office Properties LP	2.250%	3/15/26	1,500	1,559
CubeSmart LP	4.375%	12/15/23	7,400	8,103
CubeSmart LP	4.000%	11/15/25	2,265	2,557
CubeSmart LP	3.125%	9/1/26	2,575	2,832
CubeSmart LP	4.375%	2/15/29	3,500	4,145
CubeSmart LP	3.000%	2/15/30	3,250	3,548
CubeSmart LP	2.000%	2/15/31	1,250	1,249
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	6,100	6,520
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	9,177	9,863
CyrusOne LP / CyrusOne Finance Corp.	2.150%	11/1/30	5,250	5,121
Digital Realty Trust LP	2.750%	2/1/23	2,750	2,871
Digital Realty Trust LP	4.750%	10/1/25	5,830	6,822
Digital Realty Trust LP	3.700%	8/15/27	7,563	8,676
Digital Realty Trust LP	4.450%	7/15/28	22,118	26,539
Digital Realty Trust LP	3.600%	7/1/29	34,627	39,612
Duke Realty LP	3.625%	4/15/23	748	793
Duke Realty LP	3.750%	12/1/24	3,405	3,762
Duke Realty LP	3.250%	6/30/26	6,184	6,819
Duke Realty LP	3.375%	12/15/27	5,964	6,708
Duke Realty LP	4.000%	9/15/28	3,800	4,481
Duke Realty LP	2.875%	11/15/29	2,054	2,268
Duke Realty LP	1.750%	7/1/30	5,000	5,053
Duke Realty LP	3.050%	3/1/50	6,050	6,574
ERP Operating LP	4.625%	12/15/21	7,013	7,214
ERP Operating LP	3.000%	4/15/23	2,603	2,736
ERP Operating LP	3.375%	6/1/25	2,820	3,117
ERP Operating LP	2.850%	11/1/26	6,525	7,217
ERP Operating LP	3.250%	8/1/27	3,776	4,224
ERP Operating LP	3.500%	3/1/28	13,006	14,799
ERP Operating LP	4.150%	12/1/28	4,855	5,783
ERP Operating LP	3.000%	7/1/29	5,550	6,180
ERP Operating LP	2.500%	2/15/30	7,075	7,625
ERP Operating LP	4.500%	7/1/44	8,925	11,675
ERP Operating LP	4.500%	6/1/45	2,450	3,216
ERP Operating LP	4.000%	8/1/47	4,151	5,128
Essex Portfolio LP	3.250%	5/1/23	3,808	4,013
Essex Portfolio LP	3.500%	4/1/25	15,944	17,662
Essex Portfolio LP	3.375%	4/15/26	6,600	7,399
Essex Portfolio LP	4.000%	3/1/29	12,695	14,818
Essex Portfolio LP	3.000%	1/15/30	12,200	13,501
Essex Portfolio LP	1.650%	1/15/31	3,250	3,225
Essex Portfolio LP	2.650%	3/15/32	6,100	6,500
Essex Portfolio LP	4.500%	3/15/48	7,290	9,399
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,466
Federal Realty Investment Trust	3.950%	1/15/24	2,157	2,346
Federal Realty Investment Trust	3.250%	7/15/27	6,100	6,657
Federal Realty Investment Trust	3.200%	6/15/29	6,035	6,554
Federal Realty Investment Trust	3.500%	6/1/30	2,000	2,218
Federal Realty Investment Trust	4.500%	12/1/44	13,915	16,622
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,067	4,586
Healthcare Realty Trust Inc.	2.400%	3/15/30	550	567
Healthcare Realty Trust Inc.	2.050%	3/15/31	2,500	2,499
Healthcare Trust of America Holdings LP	3.500%	8/1/26	9,540	10,793

57

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,877	6,662
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,775	4,111
Healthcare Trust of America Holdings LP	2.000%	3/15/31	12,150	12,134
Healthpeak Properties Inc.	4.250%	11/15/23	1,080	1,184
Healthpeak Properties Inc.	4.200%	3/1/24	3,950	4,329
Healthpeak Properties Inc.	3.875%	8/15/24	6,556	7,252
Healthpeak Properties Inc.	3.400%	2/1/25	6,071	6,708
Healthpeak Properties Inc.	4.000%	6/1/25	1,343	1,525
Healthpeak Properties Inc.	3.250%	7/15/26	18,391	20,782
Healthpeak Properties Inc.	3.500%	7/15/29	11,348	12,817
Healthpeak Properties Inc.	3.000%	1/15/30	17,425	19,086
Healthpeak Properties Inc.	2.875%	1/15/31	4,000	4,340
Healthpeak Properties Inc.	6.750%	2/1/41	1,745	2,565
Highwoods Realty LP	3.625%	1/15/23	100	104
Highwoods Realty LP	3.875%	3/1/27	6,804	7,521
Highwoods Realty LP	4.125%	3/15/28	3,218	3,633
Highwoods Realty LP	4.200%	4/15/29	4,597	5,242
Highwoods Realty LP	3.050%	2/15/30	5,500	5,770
Highwoods Realty LP	2.600%	2/1/31	10,000	10,172
Host Hotels & Resorts LP	3.750%	10/15/23	7,400	7,784
Host Hotels & Resorts LP	3.875%	4/1/24	4,850	5,116
Host Hotels & Resorts LP	4.000%	6/15/25	3,743	4,022
Host Hotels & Resorts LP	4.500%	2/1/26	1,950	2,131
Host Hotels & Resorts LP	3.375%	12/15/29	11,690	11,962
Host Hotels & Resorts LP	3.500%	9/15/30	14,500	15,211
Hudson Pacific Properties LP	3.950%	11/1/27	6,466	7,130
Hudson Pacific Properties LP	4.650%	4/1/29	4,085	4,720
Hudson Pacific Properties LP	3.250%	1/15/30	6,000	6,372
Kilroy Realty LP	3.800%	1/15/23	3,450	3,623
Kilroy Realty LP	3.450%	12/15/24	5,235	5,653
Kilroy Realty LP	4.375%	10/1/25	5,075	5,691
Kilroy Realty LP	4.750%	12/15/28	8,624	10,155
Kilroy Realty LP	4.250%	8/15/29	1,808	2,088
Kilroy Realty LP	3.050%	2/15/30	7,040	7,481
Kilroy Realty LP	2.500%	11/15/32	5,589	5,634
Kimco Realty Corp.	3.400%	11/1/22	4,384	4,598
Kimco Realty Corp.	3.125%	6/1/23	3,400	3,587
Kimco Realty Corp.	2.700%	3/1/24	1,190	1,257
Kimco Realty Corp.	3.300%	2/1/25	3,433	3,751
Kimco Realty Corp.	2.800%	10/1/26	5,190	5,664
Kimco Realty Corp.	3.800%	4/1/27	5,600	6,350
Kimco Realty Corp.	1.900%	3/1/28	11,500	11,792
Kimco Realty Corp.	2.700%	10/1/30	5,100	5,481
Kimco Realty Corp.	4.250%	4/1/45	800	899
Kimco Realty Corp.	4.125%	12/1/46	635	683
Kimco Realty Corp.	4.450%	9/1/47	5,170	6,035
Kimco Realty Corp.	3.700%	10/1/49	1,950	2,074
Kite Realty Group LP	4.000%	10/1/26	8,575	8,981
Lexington Realty Trust	2.700%	9/15/30	3,250	3,382
Life Storage LP	3.500%	7/1/26	18,900	21,361
Life Storage LP	3.875%	12/15/27	1,000	1,139
Life Storage LP	4.000%	6/15/29	2,500	2,909
Life Storage LP	2.200%	10/15/30	3,000	3,057
Mid-America Apartments LP	4.300%	10/15/23	8,424	9,184
Mid-America Apartments LP	3.750%	6/15/24	4,730	5,150
Mid-America Apartments LP	3.600%	6/1/27	8,500	9,606
Mid-America Apartments LP	4.200%	6/15/28	1,000	1,176
Mid-America Apartments LP	3.950%	3/15/29	1,235	1,447
Mid-America Apartments LP	2.750%	3/15/30	13,855	15,147
Mid-America Apartments LP	1.700%	2/15/31	7,525	7,490
National Retail Properties Inc.	3.300%	4/15/23	2,999	3,168
National Retail Properties Inc.	3.900%	6/15/24	3,875	4,239
National Retail Properties Inc.	3.600%	12/15/26	2,575	2,839
National Retail Properties Inc.	3.500%	10/15/27	13,000	14,267

58

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Retail Properties Inc.	4.300%	10/15/28	3,311	3,833
National Retail Properties Inc.	2.500%	4/15/30	7,575	7,781
National Retail Properties Inc.	4.800%	10/15/48	3,415	4,238
National Retail Properties Inc.	3.100%	4/15/50	9,950	9,585
Office Properties Income Trust	4.000%	7/15/22	5,000	5,119
Omega Healthcare Investors Inc.	4.375%	8/1/23	23,640	25,591
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,400	4,790
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,003	5,466
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,454	9,667
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,925	8,913
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,580	9,780
Omega Healthcare Investors Inc.	3.625%	10/1/29	9,963	10,611
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,700	23,818
Physicians Realty LP	4.300%	3/15/27	6,385	7,027
Physicians Realty LP	3.950%	1/15/28	2,750	2,980
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,687
Piedmont Operating Partnership LP	4.450%	3/15/24	5,595	6,022
Piedmont Operating Partnership LP	3.150%	8/15/30	4,000	4,095
Prologis LP	3.750%	11/1/25	6,283	7,140
Prologis LP	3.250%	10/1/26	3,066	3,455
Prologis LP	2.125%	4/15/27	9,484	10,169
Prologis LP	3.875%	9/15/28	4,725	5,604
Prologis LP	4.375%	2/1/29	2,676	3,266
Prologis LP	2.250%	4/15/30	20,691	22,105
Prologis LP	1.250%	10/15/30	8,326	8,221
Prologis LP	4.375%	9/15/48	4,775	6,530
Prologis LP	3.000%	4/15/50	9,485	10,467
Prologis LP	2.125%	10/15/50	6,975	6,408
Public Storage	2.370%	9/15/22	5,398	5,574
Public Storage	3.094%	9/15/27	4,650	5,197
Public Storage	3.385%	5/1/29	8,200	9,358
Realty Income Corp.	3.250%	10/15/22	7,345	7,662
Realty Income Corp.	3.875%	7/15/24	4,050	4,476
Realty Income Corp.	3.875%	4/15/25	10,114	11,390
Realty Income Corp.	0.750%	3/15/26	5,000	4,987
Realty Income Corp.	4.125%	10/15/26	15,393	18,082
Realty Income Corp.	3.000%	1/15/27	7,452	8,207
Realty Income Corp.	3.650%	1/15/28	7,578	8,638
Realty Income Corp.	3.250%	6/15/29	9,815	10,971
Realty Income Corp.	3.250%	1/15/31	18,900	21,418
Realty Income Corp.	1.800%	3/15/33	6,650	6,660
Realty Income Corp.	4.650%	3/15/47	10,612	14,427
Regency Centers LP	3.600%	2/1/27	3,950	4,346
Regency Centers LP	4.125%	3/15/28	3,450	3,937
Regency Centers LP	2.950%	9/15/29	8,940	9,526
Regency Centers LP	3.700%	6/15/30	8,510	9,613
Regency Centers LP	4.400%	2/1/47	5,750	6,634
Regency Centers LP	4.650%	3/15/49	3,910	4,712
Retail Properties of America Inc.	4.750%	9/15/30	4,450	4,719
Rexford Industrial Realty LP	2.125%	12/1/30	4,000	4,003
Sabra Health Care LP	5.125%	8/15/26	1,288	1,436
Sabra Health Care LP	3.900%	10/15/29	9,330	9,728
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,300	1,384
Select Income REIT	4.150%	2/1/22	4,050	4,121
Select Income REIT	4.250%	5/15/24	375	391
Select Income REIT	4.500%	2/1/25	12,600	13,292
Simon Property Group LP	2.350%	1/30/22	6,786	6,887
Simon Property Group LP	2.625%	6/15/22	8,250	8,456
Simon Property Group LP	2.750%	2/1/23	8,205	8,552
Simon Property Group LP	2.750%	6/1/23	9,664	10,111
Simon Property Group LP	3.750%	2/1/24	6,608	7,154
Simon Property Group LP	2.000%	9/13/24	11,400	11,800
Simon Property Group LP	3.375%	10/1/24	2,101	2,283
Simon Property Group LP	3.500%	9/1/25	8,240	9,127

59

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Simon Property Group LP	3.300%	1/15/26	4,774	5,228
Simon Property Group LP	3.250%	11/30/26	5,996	6,639
Simon Property Group LP	3.375%	6/15/27	12,613	13,970
Simon Property Group LP	3.375%	12/1/27	12,559	14,014
Simon Property Group LP	2.450%	9/13/29	22,080	23,173
Simon Property Group LP	2.650%	7/15/30	6,570	6,977
Simon Property Group LP	6.750%	2/1/40	12,228	18,116
Simon Property Group LP	4.750%	3/15/42	2,871	3,502
Simon Property Group LP	4.250%	10/1/44	1,460	1,673
Simon Property Group LP	4.250%	11/30/46	8,150	9,482
Simon Property Group LP	3.250%	9/13/49	16,140	16,528
Simon Property Group LP	3.800%	7/15/50	5,397	5,989
SITE Centers Corp.	3.900%	8/15/24	1,000	1,003
SITE Centers Corp.	3.625%	2/1/25	7,519	7,810
SITE Centers Corp.	4.250%	2/1/26	2,940	3,176
SITE Centers Corp.	4.700%	6/1/27	9,390	10,186
SL Green Operating Partnership LP	3.250%	10/15/22	5,250	5,408
SL Green Realty Corp.	4.500%	12/1/22	715	752
Spirit Realty LP	4.450%	9/15/26	1,029	1,161
Spirit Realty LP	3.200%	1/15/27	2,882	3,049
Spirit Realty LP	4.000%	7/15/29	6,085	6,834
Spirit Realty LP	3.400%	1/15/30	4,470	4,809
Spirit Realty LP	3.200%	2/15/31	4,560	4,816
STORE Capital Corp.	4.500%	3/15/28	4,800	5,443
STORE Capital Corp.	4.625%	3/15/29	3,850	4,443
STORE Capital Corp.	2.750%	11/18/30	2,000	2,028
Tanger Properties LP	3.750%	12/1/24	1,325	1,388
Tanger Properties LP	3.125%	9/1/26	6,100	6,268
Tanger Properties LP	3.875%	7/15/27	3,300	3,416
UDR Inc.	4.000%	10/1/25	871	989
UDR Inc.	2.950%	9/1/26	8,830	9,689
UDR Inc.	3.500%	7/1/27	3,300	3,688
UDR Inc.	3.500%	1/15/28	6,670	7,480
UDR Inc.	3.200%	1/15/30	2,500	2,776
UDR Inc.	3.000%	8/15/31	5,858	6,456
UDR Inc.	2.100%	8/1/32	4,325	4,401
UDR Inc.	1.900%	3/15/33	7,300	7,259
UDR Inc.	3.100%	11/1/34	6,525	7,331
Ventas Realty LP	3.100%	1/15/23	8,564	8,981
Ventas Realty LP	3.125%	6/15/23	7,810	8,240
Ventas Realty LP	3.500%	4/15/24	3,225	3,525
Ventas Realty LP	3.750%	5/1/24	2,300	2,510
Ventas Realty LP	2.650%	1/15/25	8,312	8,896
Ventas Realty LP	3.500%	2/1/25	4,100	4,511
Ventas Realty LP	4.125%	1/15/26	1,465	1,681
Ventas Realty LP	3.250%	10/15/26	1,225	1,349
Ventas Realty LP	3.850%	4/1/27	4,375	4,906
Ventas Realty LP	4.000%	3/1/28	13,830	15,743
Ventas Realty LP	4.400%	1/15/29	6,325	7,402
Ventas Realty LP	3.000%	1/15/30	5,450	5,854
Ventas Realty LP	4.750%	11/15/30	7,040	8,598
Ventas Realty LP	5.700%	9/30/43	3,775	4,899
Ventas Realty LP	4.375%	2/1/45	2,530	2,801
Ventas Realty LP	4.875%	4/15/49	4,485	5,569
VEREIT Operating Partnership LP	4.600%	2/6/24	6,060	6,659
VEREIT Operating Partnership LP	4.625%	11/1/25	8,963	10,299
VEREIT Operating Partnership LP	4.875%	6/1/26	4,920	5,762
VEREIT Operating Partnership LP	3.950%	8/15/27	13,028	14,719
VEREIT Operating Partnership LP	2.200%	6/15/28	2,692	2,755
VEREIT Operating Partnership LP	3.100%	12/15/29	13,690	14,753
VEREIT Operating Partnership LP	2.850%	12/15/32	5,400	5,639
Vornado Realty LP	3.500%	1/15/25	4,400	4,647
Washington REIT	3.950%	10/15/22	2,300	2,355
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,315

60

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Weingarten Realty Investors	3.500%	4/15/23	5,250	5,440
Weingarten Realty Investors	4.450%	1/15/24	1,175	1,257
Weingarten Realty Investors	3.850%	6/1/25	600	644
Welltower Inc.	4.500%	1/15/24	1,325	1,459
Welltower Inc.	3.625%	3/15/24	14,987	16,339
Welltower Inc.	4.000%	6/1/25	15,230	17,211
Welltower Inc.	4.250%	4/1/26	7,974	9,281
Welltower Inc.	2.700%	2/15/27	7,750	8,516
Welltower Inc.	4.250%	4/15/28	2,475	2,875
Welltower Inc.	4.125%	3/15/29	15,250	17,674
Welltower Inc.	3.100%	1/15/30	12,080	13,139
Welltower Inc.	2.750%	1/15/31	15,750	16,753
Welltower Inc.	6.500%	3/15/41	5,672	7,931
Welltower Inc.	5.125%	3/15/43	1,260	1,544
Welltower Inc.	4.950%	9/1/48	2,590	3,360
WP Carey Inc.	4.600%	4/1/24	8,701	9,660
WP Carey Inc.	4.000%	2/1/25	1,800	1,986
WP Carey Inc.	4.250%	10/1/26	3,500	4,025
WP Carey Inc.	3.850%	7/15/29	3,845	4,402
				26,922,252
Industrial (18.1%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	4,625	4,726
Air Products & Chemicals Inc.	2.750%	2/3/23	7,144	7,490
Air Products & Chemicals Inc.	3.350%	7/31/24	7,775	8,472
Air Products & Chemicals Inc.	1.850%	5/15/27	8,733	9,246
Air Products & Chemicals Inc.	2.050%	5/15/30	16,153	17,167
Air Products & Chemicals Inc.	2.700%	5/15/40	10,200	10,889
Air Products & Chemicals Inc.	2.800%	5/15/50	19,145	20,921
Albemarle Corp.	4.150%	12/1/24	5,965	6,620
Albemarle Corp.	5.450%	12/1/44	7,410	8,855
AngloGold Ashanti Holdings plc	3.750%	10/1/30	8,950	9,586
Barrick Gold Corp.	6.450%	10/15/35	2,275	3,093
Barrick Gold Corp.	5.250%	4/1/42	10,072	13,784
Barrick North America Finance LLC	5.700%	5/30/41	13,102	18,610
Barrick North America Finance LLC	5.750%	5/1/43	10,794	15,524
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	15,000	21,680
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,458	12,815
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,696	2,943
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	575	729
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	13,046	16,939
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	35,460	51,846
Cabot Corp.	3.700%	7/15/22	1,765	1,826
Cabot Corp.	4.000%	7/1/29	5,388	5,802
Celanese US Holdings LLC	4.625%	11/15/22	690	740
Celanese US Holdings LLC	3.500%	5/8/24	2,952	3,192
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,775	1,953
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,950	5,484
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,600	13,936
Dow Chemical Co.	3.500%	10/1/24	7,370	8,049
Dow Chemical Co.	4.550%	11/30/25	12,725	14,862
Dow Chemical Co.	3.625%	5/15/26	4,600	5,162
Dow Chemical Co.	4.800%	11/30/28	3,350	4,103
Dow Chemical Co.	7.375%	11/1/29	5,297	7,537
Dow Chemical Co.	2.100%	11/15/30	11,975	12,224
Dow Chemical Co.	4.250%	10/1/34	15,985	19,178
Dow Chemical Co.	9.400%	5/15/39	17,479	31,102
Dow Chemical Co.	5.250%	11/15/41	11,451	14,971
Dow Chemical Co.	4.375%	11/15/42	13,043	15,958
Dow Chemical Co.	4.625%	10/1/44	5,842	7,295
Dow Chemical Co.	5.550%	11/30/48	12,845	18,429
Dow Chemical Co.	4.800%	5/15/49	10,186	13,622
Dow Chemical Co.	3.600%	11/15/50	10,500	11,713

61

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPont de Nemours Inc.	2.169%	5/1/23	15,024	15,222
	DuPont de Nemours Inc.	4.205%	11/15/23	34,895	38,517
	DuPont de Nemours Inc.	4.493%	11/15/25	26,148	30,524
	DuPont de Nemours Inc.	4.725%	11/15/28	24,680	30,193
	DuPont de Nemours Inc.	5.319%	11/15/38	16,051	21,682
	DuPont de Nemours Inc.	5.419%	11/15/48	26,330	38,008
	Eastman Chemical Co.	3.500%	12/1/21	8,736	8,988
	Eastman Chemical Co.	3.600%	8/15/22	8,214	8,564
	Eastman Chemical Co.	3.800%	3/15/25	7,186	7,981
	Eastman Chemical Co.	4.500%	12/1/28	700	841
	Eastman Chemical Co.	4.800%	9/1/42	8,537	10,783
	Eastman Chemical Co.	4.650%	10/15/44	7,852	9,869
	Ecolab Inc.	2.375%	8/10/22	13,295	13,704
	Ecolab Inc.	3.250%	1/14/23	5,715	6,020
	Ecolab Inc.	2.700%	11/1/26	3,581	3,973
	Ecolab Inc.	3.250%	12/1/27	4,842	5,475
	Ecolab Inc.	4.800%	3/24/30	11,339	14,452
	Ecolab Inc.	1.300%	1/30/31	7,475	7,393
	Ecolab Inc.	5.500%	12/8/41	1,833	2,611
	Ecolab Inc.	3.950%	12/1/47	14,180	18,072
	Ecolab Inc.	2.125%	8/15/50	5,175	4,926
	EI du Pont de Nemours & Co.	1.700%	7/15/25	8,202	8,535
	EI du Pont de Nemours & Co.	2.300%	7/15/30	6,550	6,951
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	5,440	5,977
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,895	4,168
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	8,033	9,208
	FMC Corp.	3.950%	2/1/22	1,795	1,841
	FMC Corp.	4.100%	2/1/24	11,210	12,188
	FMC Corp.	3.200%	10/1/26	3,525	3,921
	FMC Corp.	3.450%	10/1/29	9,026	10,260
	FMC Corp.	4.500%	10/1/49	4,495	5,825
	Georgia-Pacific LLC	8.000%	1/15/24	7,004	8,580
[6]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	3,010
[6]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,226
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	7,498
[6]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	3,014
	Georgia-Pacific LLC	7.750%	11/15/29	3,819	5,651
[6]	Georgia-Pacific LLC	2.300%	4/30/30	3,750	3,993
	Georgia-Pacific LLC	8.875%	5/15/31	5,140	8,308
	Huntsman International LLC	5.125%	11/15/22	2,150	2,295
	Huntsman International LLC	4.500%	5/1/29	5,125	5,919
	International Flavors & Fragrances Inc.	3.200%	5/1/23	2,210	2,295
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,750	3,250
	International Flavors & Fragrances Inc.	4.375%	6/1/47	5,000	6,086
	International Flavors & Fragrances Inc.	5.000%	9/26/48	6,362	8,523
	International Paper Co.	3.800%	1/15/26	723	827
	International Paper Co.	5.000%	9/15/35	4,935	6,465
	International Paper Co.	7.300%	11/15/39	7,560	12,053
	International Paper Co.	6.000%	11/15/41	2,510	3,615
	International Paper Co.	4.800%	6/15/44	17,529	23,281
	International Paper Co.	5.150%	5/15/46	11,497	15,827
	International Paper Co.	4.400%	8/15/47	18,941	24,473
	International Paper Co.	4.350%	8/15/48	6,700	8,763
	Kinross Gold Corp.	5.950%	3/15/24	4,507	5,140
	Lubrizol Corp.	6.500%	10/1/34	5,400	8,331
	LYB International Finance BV	4.000%	7/15/23	4,582	4,971
	LYB International Finance BV	5.250%	7/15/43	2,372	3,074
	LYB International Finance BV	4.875%	3/15/44	5,575	6,973
	LYB International Finance II BV	3.500%	3/2/27	11,892	13,259
	LYB International Finance III LLC	2.875%	5/1/25	5,328	5,761
	LYB International Finance III LLC	1.250%	10/1/25	3,500	3,547
	LYB International Finance III LLC	3.375%	5/1/30	17,600	19,622
	LYB International Finance III LLC	2.250%	10/1/30	5,750	5,911
	LYB International Finance III LLC	3.375%	10/1/40	1,100	1,174

62

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance III LLC	4.200%	10/15/49	5,770	6,699
	LYB International Finance III LLC	4.200%	5/1/50	19,925	23,169
	LYB International Finance III LLC	3.625%	4/1/51	19,900	21,489
	LYB International Finance III LLC	3.800%	10/1/60	7,150	7,676
	LyondellBasell Industries NV	5.750%	4/15/24	8,905	10,227
	LyondellBasell Industries NV	4.625%	2/26/55	13,212	15,901
	Mosaic Co.	3.750%	11/15/21	10,060	10,244
	Mosaic Co.	3.250%	11/15/22	10,690	11,176
	Mosaic Co.	4.250%	11/15/23	19,824	21,640
	Mosaic Co.	4.050%	11/15/27	7,088	8,015
	Mosaic Co.	5.450%	11/15/33	6,342	7,886
	Mosaic Co.	4.875%	11/15/41	5,343	6,171
	Mosaic Co.	5.625%	11/15/43	3,261	4,215
	Newmont Corp.	3.625%	6/9/21	2,715	2,732
	Newmont Corp.	3.700%	3/15/23	1,479	1,548
	Newmont Corp.	2.800%	10/1/29	7,487	8,178
	Newmont Corp.	2.250%	10/1/30	16,625	17,478
	Newmont Corp.	5.875%	4/1/35	2,755	4,009
	Newmont Corp.	6.250%	10/1/39	14,484	21,851
	Newmont Corp.	4.875%	3/15/42	11,458	15,481
	Newmont Corp.	5.450%	6/9/44	8,948	12,720
	Nucor Corp.	4.125%	9/15/22	4,002	4,214
	Nucor Corp.	4.000%	8/1/23	9,503	10,270
	Nucor Corp.	2.000%	6/1/25	4,501	4,749
	Nucor Corp.	3.950%	5/1/28	451	530
	Nucor Corp.	2.700%	6/1/30	3,300	3,624
[6]	Nucor Corp.	2.979%	12/15/55	25,000	26,062
	Nutrien Ltd.	3.150%	10/1/22	3,924	4,086
	Nutrien Ltd.	1.900%	5/13/23	2,500	2,582
	Nutrien Ltd.	3.500%	6/1/23	15,735	16,740
	Nutrien Ltd.	3.625%	3/15/24	5,525	5,996
	Nutrien Ltd.	3.375%	3/15/25	5,980	6,576
	Nutrien Ltd.	3.000%	4/1/25	9,096	9,829
	Nutrien Ltd.	4.000%	12/15/26	6,625	7,703
	Nutrien Ltd.	2.950%	5/13/30	11,575	12,762
	Nutrien Ltd.	4.125%	3/15/35	6,550	7,785
	Nutrien Ltd.	5.875%	12/1/36	825	1,113
	Nutrien Ltd.	5.625%	12/1/40	4,663	6,441
	Nutrien Ltd.	6.125%	1/15/41	7,281	10,485
	Nutrien Ltd.	4.900%	6/1/43	6,300	8,104
	Nutrien Ltd.	5.250%	1/15/45	20,846	28,626
	Nutrien Ltd.	5.000%	4/1/49	6,870	9,453
	Packaging Corp. of America	4.500%	11/1/23	19,457	21,405
	Packaging Corp. of America	3.650%	9/15/24	5,482	6,001
	Packaging Corp. of America	3.400%	12/15/27	4,350	4,892
	Packaging Corp. of America	3.000%	12/15/29	12,372	13,743
	Packaging Corp. of America	4.050%	12/15/49	2,995	3,709
	PPG Industries Inc.	3.200%	3/15/23	767	811
	PPG Industries Inc.	2.400%	8/15/24	14,600	15,456
	PPG Industries Inc.	2.550%	6/15/30	6,433	6,886
	Praxair Inc.	2.450%	2/15/22	15,840	16,130
	Praxair Inc.	2.200%	8/15/22	6,144	6,302
	Praxair Inc.	2.700%	2/21/23	3,200	3,339
	Praxair Inc.	2.650%	2/5/25	9,425	10,165
	Praxair Inc.	3.200%	1/30/26	6,800	7,601
	Praxair Inc.	1.100%	8/10/30	9,725	9,610
	Praxair Inc.	3.550%	11/7/42	2,570	3,098
	Praxair Inc.	2.000%	8/10/50	5,500	5,112
	Rayonier Inc.	3.750%	4/1/22	2,875	2,953
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,810	6,268
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,600	2,641
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	9,940	10,195
	Rio Tinto Alcan Inc.	7.250%	3/15/31	725	1,071
	Rio Tinto Alcan Inc.	5.750%	6/1/35	9,324	13,600

63

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	19,790	22,352
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,509	10,571
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,916	20,308
Rio Tinto Finance USA plc	4.750%	3/22/42	7,893	11,089
Rio Tinto Finance USA plc	4.125%	8/21/42	9,750	12,615
Rohm & Haas Co.	7.850%	7/15/29	11,865	16,429
RPM International Inc.	3.450%	11/15/22	4,560	4,707
RPM International Inc.	3.750%	3/15/27	5,834	6,449
RPM International Inc.	4.550%	3/1/29	4,361	5,074
RPM International Inc.	5.250%	6/1/45	3,942	4,827
RPM International Inc.	4.250%	1/15/48	9,455	10,454
Sherwin-Williams Co.	4.200%	1/15/22	1,975	2,033
Sherwin-Williams Co.	2.750%	6/1/22	872	899
Sherwin-Williams Co.	3.125%	6/1/24	21,604	23,302
Sherwin-Williams Co.	3.450%	8/1/25	10,458	11,491
Sherwin-Williams Co.	3.950%	1/15/26	8,650	9,863
Sherwin-Williams Co.	3.450%	6/1/27	17,779	20,165
Sherwin-Williams Co.	2.950%	8/15/29	30,490	33,583
Sherwin-Williams Co.	2.300%	5/15/30	3,248	3,405
Sherwin-Williams Co.	4.000%	12/15/42	2,200	2,612
Sherwin-Williams Co.	4.550%	8/1/45	4,384	5,659
Sherwin-Williams Co.	4.500%	6/1/47	7,427	9,939
Sherwin-Williams Co.	3.800%	8/15/49	14,103	17,188
Sherwin-Williams Co.	3.300%	5/15/50	13,500	15,058
Southern Copper Corp.	3.500%	11/8/22	8,180	8,589
Southern Copper Corp.	3.875%	4/23/25	2,454	2,723
Southern Copper Corp.	7.500%	7/27/35	7,469	11,360
Southern Copper Corp.	6.750%	4/16/40	3,012	4,557
Southern Copper Corp.	5.250%	11/8/42	17,985	24,075
Southern Copper Corp.	5.875%	4/23/45	32,956	47,885
Steel Dynamics Inc.	2.800%	12/15/24	3,450	3,700
Steel Dynamics Inc.	2.400%	6/15/25	2,050	2,176
Steel Dynamics Inc.	5.000%	12/15/26	550	584
Steel Dynamics Inc.	1.650%	10/15/27	3,385	3,469
Steel Dynamics Inc.	3.450%	4/15/30	9,966	11,187
Steel Dynamics Inc.	3.250%	1/15/31	7,560	8,439
Steel Dynamics Inc.	3.250%	10/15/50	5,125	5,348
Suzano Austria GmbH	6.000%	1/15/29	27,094	32,671
Suzano Austria GmbH	5.000%	1/15/30	8,884	10,095
Suzano Austria GmbH	3.750%	1/15/31	6,705	7,134
Teck Resources Ltd.	3.900%	7/15/30	3,550	3,954
Teck Resources Ltd.	6.125%	10/1/35	8,307	10,705
Teck Resources Ltd.	6.000%	8/15/40	7,734	9,681
Teck Resources Ltd.	6.250%	7/15/41	16,880	21,510
Teck Resources Ltd.	5.200%	3/1/42	580	666
Vale Canada Ltd.	7.200%	9/15/32	1,475	2,002
Vale Overseas Ltd.	6.250%	8/10/26	13,900	17,236
Vale Overseas Ltd.	3.750%	7/8/30	12,700	14,176
Vale Overseas Ltd.	8.250%	1/17/34	4,237	6,488
Vale Overseas Ltd.	6.875%	11/21/36	28,021	41,051
Vale Overseas Ltd.	6.875%	11/10/39	16,894	25,088
Vale SA	5.625%	9/11/42	8,378	11,216
Westlake Chemical Corp.	3.600%	8/15/26	14,020	15,741
Westlake Chemical Corp.	5.000%	8/15/46	16,353	21,194
Westlake Chemical Corp.	4.375%	11/15/47	1,350	1,579
WestRock MWV LLC	8.200%	1/15/30	7,434	10,559
WestRock MWV LLC	7.950%	2/15/31	3,717	5,263
WestRock RKT Co.	4.900%	3/1/22	4,190	4,402
Weyerhaeuser Co.	8.500%	1/15/25	2,984	3,835
Weyerhaeuser Co.	4.000%	11/15/29	11,250	13,226
Weyerhaeuser Co.	4.000%	4/15/30	9,100	10,734
Weyerhaeuser Co.	7.375%	3/15/32	9,975	14,925
Weyerhaeuser Co.	6.875%	12/15/33	3,275	4,633
WRKCo Inc.	3.000%	9/15/24	5,342	5,743

64

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	3.750%	3/15/25	13,780	15,357
	WRKCo Inc.	4.650%	3/15/26	13,650	16,061
	WRKCo Inc.	3.375%	9/15/27	11,825	13,193
	WRKCo Inc.	4.000%	3/15/28	8,737	10,088
	WRKCo Inc.	3.900%	6/1/28	3,806	4,409
	WRKCo Inc.	4.900%	3/15/29	17,362	21,425
	WRKCo Inc.	4.200%	6/1/32	3,125	3,771
	WRKCo Inc.	3.000%	6/15/33	4,700	5,149
	Capital Goods (1.7%)
	3M Co.	2.750%	3/1/22	7,435	7,635
	3M Co.	2.000%	6/26/22	1,600	1,641
	3M Co.	1.750%	2/14/23	8,293	8,540
	3M Co.	2.250%	3/15/23	6,442	6,706
	3M Co.	3.250%	2/14/24	4,675	5,065
	3M Co.	2.000%	2/14/25	9,764	10,347
	3M Co.	2.650%	4/15/25	6,125	6,649
	3M Co.	3.000%	8/7/25	8,380	9,293
	3M Co.	2.250%	9/19/26	11,652	12,548
	3M Co.	2.875%	10/15/27	12,664	14,086
	3M Co.	3.625%	9/14/28	1,215	1,416
	3M Co.	3.375%	3/1/29	14,950	17,280
	3M Co.	2.375%	8/26/29	13,240	14,308
	3M Co.	3.050%	4/15/30	6,265	7,102
	3M Co.	3.875%	6/15/44	1,351	1,619
	3M Co.	3.125%	9/19/46	12,155	13,438
	3M Co.	3.625%	10/15/47	10,107	12,067
	3M Co.	4.000%	9/14/48	15,075	19,361
	3M Co.	3.250%	8/26/49	7,130	8,106
	3M Co.	3.700%	4/15/50	13,425	16,425
	ABB Finance USA Inc.	2.875%	5/8/22	3,718	3,843
	Acuity Brands Lighting Inc.	2.150%	12/15/30	5,540	5,612
	Allegion plc	3.500%	10/1/29	5,135	5,662
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,600	1,708
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,119	5,603
	Amphenol Corp.	3.200%	4/1/24	4,150	4,460
	Amphenol Corp.	2.050%	3/1/25	2,800	2,957
	Amphenol Corp.	4.350%	6/1/29	5,000	6,112
	Amphenol Corp.	2.800%	2/15/30	15,595	17,097
	Avery Dennison Corp.	4.875%	12/6/28	5,315	6,554
	Avery Dennison Corp.	2.650%	4/30/30	13,569	14,523
	Bemis Co. Inc.	4.500%	10/15/21	5,000	5,106
	Bemis Co. Inc.	3.100%	9/15/26	3,803	4,107
	Bemis Co. Inc.	2.630%	6/19/30	6,850	7,407
[6]	Berry Global Inc.	1.570%	1/15/26	2,200	2,217
	Boeing Co.	2.125%	3/1/22	4,012	4,066
	Boeing Co.	2.700%	5/1/22	5,450	5,583
	Boeing Co.	2.800%	3/1/23	8,610	8,930
	Boeing Co.	4.508%	5/1/23	37,015	39,957
	Boeing Co.	1.875%	6/15/23	13,224	13,472
	Boeing Co.	2.800%	3/1/24	3,975	4,180
	Boeing Co.	2.850%	10/30/24	7,233	7,619
	Boeing Co.	2.500%	3/1/25	2,831	2,937
	Boeing Co.	4.875%	5/1/25	43,096	49,071
	Boeing Co.	7.250%	6/15/25	675	818
	Boeing Co.	2.600%	10/30/25	4,015	4,197
	Boeing Co.	2.750%	2/1/26	8,000	8,428
	Boeing Co.	3.100%	5/1/26	9,100	9,740
	Boeing Co.	2.250%	6/15/26	6,276	6,434
	Boeing Co.	2.700%	2/1/27	13,087	13,607
	Boeing Co.	2.800%	3/1/27	5,450	5,631
	Boeing Co.	5.040%	5/1/27	27,042	31,648
	Boeing Co.	3.250%	2/1/28	8,300	8,896
	Boeing Co.	3.250%	3/1/28	4,780	5,055

65

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.450%	11/1/28	3,925	4,178
Boeing Co.	3.200%	3/1/29	10,926	11,465
Boeing Co.	2.950%	2/1/30	10,815	11,099
Boeing Co.	5.150%	5/1/30	58,450	70,700
Boeing Co.	3.625%	2/1/31	13,700	14,965
Boeing Co.	6.125%	2/15/33	5,630	7,276
Boeing Co.	3.600%	5/1/34	24,975	26,260
Boeing Co.	3.250%	2/1/35	13,156	13,482
Boeing Co.	6.625%	2/15/38	3,922	5,236
Boeing Co.	3.550%	3/1/38	3,715	3,772
Boeing Co.	3.500%	3/1/39	5,450	5,465
Boeing Co.	6.875%	3/15/39	7,233	9,816
Boeing Co.	5.875%	2/15/40	5,528	7,073
Boeing Co.	5.705%	5/1/40	43,107	55,846
Boeing Co.	3.375%	6/15/46	10,100	9,811
Boeing Co.	3.650%	3/1/47	9,065	9,079
Boeing Co.	3.625%	3/1/48	4,475	4,501
Boeing Co.	3.850%	11/1/48	3,566	3,680
Boeing Co.	3.900%	5/1/49	12,565	13,059
Boeing Co.	3.750%	2/1/50	2,078	2,184
Boeing Co.	5.805%	5/1/50	66,570	91,404
Boeing Co.	3.825%	3/1/59	7,450	7,523
Boeing Co.	3.950%	8/1/59	5,200	5,492
Boeing Co.	5.930%	5/1/60	42,400	60,054
Carlisle Cos. Inc.	3.750%	11/15/22	3,380	3,543
Carlisle Cos. Inc.	3.500%	12/1/24	3,142	3,436
Carlisle Cos. Inc.	3.750%	12/1/27	5,341	6,060
Carlisle Cos. Inc.	2.750%	3/1/30	15,705	16,750
Carrier Global Corp.	1.923%	2/15/23	4,200	4,324
Carrier Global Corp.	2.242%	2/15/25	25,410	26,765
Carrier Global Corp.	2.493%	2/15/27	15,175	16,336
Carrier Global Corp.	2.722%	2/15/30	36,295	38,697
Carrier Global Corp.	2.700%	2/15/31	1,250	1,335
Carrier Global Corp.	3.377%	4/5/40	20,690	22,606
Carrier Global Corp.	3.577%	4/5/50	24,790	27,685
Caterpillar Financial Services Corp.	2.900%	3/15/21	6,670	6,703
Caterpillar Financial Services Corp.	1.700%	8/9/21	15,246	15,379
Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,450
Caterpillar Financial Services Corp.	2.950%	2/26/22	10,000	10,312
Caterpillar Financial Services Corp.	0.950%	5/13/22	11,175	11,286
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,794	1,861
Caterpillar Financial Services Corp.	2.400%	6/6/22	10,050	10,351
Caterpillar Financial Services Corp.	1.950%	11/18/22	2,350	2,423
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,885	9,263
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,847	2,982
Caterpillar Financial Services Corp.	3.450%	5/15/23	6,431	6,898
Caterpillar Financial Services Corp.	0.650%	7/7/23	6,650	6,700
Caterpillar Financial Services Corp.	0.450%	9/14/23	8,575	8,603
Caterpillar Financial Services Corp.	3.750%	11/24/23	10,124	11,085
Caterpillar Financial Services Corp.	3.650%	12/7/23	4,332	4,749
Caterpillar Financial Services Corp.	2.850%	5/17/24	6,180	6,658
Caterpillar Financial Services Corp.	3.300%	6/9/24	6,925	7,565
Caterpillar Financial Services Corp.	2.150%	11/8/24	10,780	11,438
Caterpillar Financial Services Corp.	3.250%	12/1/24	14,737	16,303
Caterpillar Financial Services Corp.	1.450%	5/15/25	5,900	6,107
Caterpillar Financial Services Corp.	0.800%	11/13/25	9,000	9,033
Caterpillar Financial Services Corp.	2.400%	8/9/26	6,345	6,907
Caterpillar Financial Services Corp.	1.100%	9/14/27	5,600	5,645
Caterpillar Inc.	2.600%	6/26/22	14,537	14,949
Caterpillar Inc.	3.400%	5/15/24	12,020	13,118
Caterpillar Inc.	2.600%	9/19/29	6,500	7,163
Caterpillar Inc.	2.600%	4/9/30	13,535	14,902
Caterpillar Inc.	5.300%	9/15/35	3,000	4,121
Caterpillar Inc.	6.050%	8/15/36	9,727	14,441

66

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Caterpillar Inc.	5.200%	5/27/41	9,710	14,086
Caterpillar Inc.	3.803%	8/15/42	20,843	26,348
Caterpillar Inc.	4.300%	5/15/44	3,590	4,748
Caterpillar Inc.	3.250%	9/19/49	11,730	13,737
Caterpillar Inc.	3.250%	4/9/50	15,437	18,044
Caterpillar Inc.	4.750%	5/15/64	5,115	7,600
CNH Industrial Capital LLC	3.875%	10/15/21	2,950	3,020
CNH Industrial Capital LLC	4.375%	4/5/22	6,089	6,363
CNH Industrial Capital LLC	1.950%	7/2/23	2,250	2,317
CNH Industrial Capital LLC	4.200%	1/15/24	28,900	31,792
CNH Industrial Capital LLC	1.875%	1/15/26	4,515	4,729
CNH Industrial NV	4.500%	8/15/23	3,714	4,057
CNH Industrial NV	3.850%	11/15/27	6,191	6,977
Crane Co.	4.450%	12/15/23	6,450	7,075
Crane Co.	4.200%	3/15/48	7,000	7,359
CRH America Inc.	5.750%	1/15/21	2,975	2,979
Deere & Co.	2.600%	6/8/22	33,522	34,429
Deere & Co.	2.750%	4/15/25	11,900	12,928
Deere & Co.	5.375%	10/16/29	9,962	13,218
Deere & Co.	3.100%	4/15/30	8,380	9,559
Deere & Co.	7.125%	3/3/31	405	594
Deere & Co.	3.900%	6/9/42	7,714	9,800
Deere & Co.	2.875%	9/7/49	3,975	4,437
Deere & Co.	3.750%	4/15/50	15,728	20,396
Dover Corp.	3.150%	11/15/25	8,890	9,801
Dover Corp.	2.950%	11/4/29	3,972	4,293
Dover Corp.	5.375%	10/15/35	2,350	3,124
Dover Corp.	6.600%	3/15/38	3,115	4,450
Dover Corp.	5.375%	3/1/41	4,109	5,189
Eagle Materials Inc.	4.500%	8/1/26	5,080	5,281
Eaton Corp.	2.750%	11/2/22	20,161	21,040
Eaton Corp.	3.103%	9/15/27	14,345	16,022
Eaton Corp.	4.000%	11/2/32	10,017	12,117
Eaton Corp.	4.150%	11/2/42	4,797	5,999
Eaton Corp.	3.915%	9/15/47	5,715	6,726
Emerson Electric Co.	2.625%	12/1/21	15,075	15,369
Emerson Electric Co.	2.625%	2/15/23	4,200	4,377
Emerson Electric Co.	3.150%	6/1/25	6,150	6,803
Emerson Electric Co.	0.875%	10/15/26	9,650	9,708
Emerson Electric Co.	1.800%	10/15/27	16,525	17,436
Emerson Electric Co.	1.950%	10/15/30	7,000	7,358
Emerson Electric Co.	2.750%	10/15/50	9,200	9,731
Flowserve Corp.	3.500%	9/15/22	16,830	17,454
Flowserve Corp.	4.000%	11/15/23	4,225	4,472
Flowserve Corp.	3.500%	10/1/30	5,620	5,971
Fortive Corp.	3.150%	6/15/26	10,879	12,093
Fortive Corp.	4.300%	6/15/46	7,500	9,201
Fortune Brands Home & Security Inc.	4.000%	9/21/23	7,173	7,814
Fortune Brands Home & Security Inc.	4.000%	6/15/25	9,201	10,406
Fortune Brands Home & Security Inc.	3.250%	9/15/29	8,125	8,990
General Dynamics Corp.	2.250%	11/15/22	10,415	10,750
General Dynamics Corp.	3.375%	5/15/23	21,885	23,401
General Dynamics Corp.	1.875%	8/15/23	21,190	21,983
General Dynamics Corp.	2.375%	11/15/24	9,650	10,278
General Dynamics Corp.	3.250%	4/1/25	1,711	1,886
General Dynamics Corp.	3.500%	5/15/25	13,635	15,220
General Dynamics Corp.	2.125%	8/15/26	6,885	7,372
General Dynamics Corp.	2.625%	11/15/27	14,129	15,432
General Dynamics Corp.	3.750%	5/15/28	11,514	13,450
General Dynamics Corp.	3.625%	4/1/30	12,928	15,324
General Dynamics Corp.	4.250%	4/1/40	8,430	10,882
General Dynamics Corp.	3.600%	11/15/42	4,468	5,441
General Dynamics Corp.	4.250%	4/1/50	8,620	11,643
General Electric Co.	3.150%	9/7/22	4,979	5,198

67

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Electric Co.	3.100%	1/9/23	11,432	12,011
	General Electric Co.	3.375%	3/11/24	2,000	2,172
	General Electric Co.	3.450%	5/15/24	9,990	10,843
	General Electric Co.	3.450%	5/1/27	17,575	19,812
	General Electric Co.	3.625%	5/1/30	20,375	23,187
	General Electric Co.	6.750%	3/15/32	28,726	40,339
	General Electric Co.	7.500%	8/21/35	100	155
	General Electric Co.	6.150%	8/7/37	11,748	16,088
	General Electric Co.	5.875%	1/14/38	37,453	50,681
	General Electric Co.	6.875%	1/10/39	24,467	35,805
	General Electric Co.	4.250%	5/1/40	19,829	23,402
	General Electric Co.	4.125%	10/9/42	22,190	25,875
	General Electric Co.	4.500%	3/11/44	12,048	14,712
	General Electric Co.	4.350%	5/1/50	44,063	53,337
	Hexcel Corp.	4.700%	8/15/25	7,300	8,158
	Hexcel Corp.	3.950%	2/15/27	3,250	3,513
	Honeywell International Inc.	4.250%	3/1/21	8,075	8,126
	Honeywell International Inc.	2.150%	8/8/22	7,200	7,404
	Honeywell International Inc.	0.483%	8/19/22	8,125	8,137
	Honeywell International Inc.	3.350%	12/1/23	5,160	5,620
	Honeywell International Inc.	2.300%	8/15/24	15,957	17,013
	Honeywell International Inc.	1.350%	6/1/25	26,639	27,583
	Honeywell International Inc.	2.500%	11/1/26	21,171	23,301
	Honeywell International Inc.	2.700%	8/15/29	7,406	8,283
	Honeywell International Inc.	1.950%	6/1/30	22,127	23,345
	Honeywell International Inc.	5.700%	3/15/36	5,449	7,789
	Honeywell International Inc.	5.700%	3/15/37	8,641	12,333
	Honeywell International Inc.	5.375%	3/1/41	6,800	9,814
	Honeywell International Inc.	3.812%	11/21/47	3,285	4,149
	Honeywell International Inc.	2.800%	6/1/50	11,025	12,054
	Hubbell Inc.	3.350%	3/1/26	4,851	5,313
	Hubbell Inc.	3.150%	8/15/27	3,200	3,395
	Hubbell Inc.	3.500%	2/15/28	12,120	13,261
[6]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	7,564	8,412
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	8,611	9,623
[6]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	6,575	7,773
	IDEX Corp.	3.000%	5/1/30	4,433	4,877
	Illinois Tool Works Inc.	3.375%	9/15/21	765	775
	Illinois Tool Works Inc.	3.500%	3/1/24	5,838	6,340
	Illinois Tool Works Inc.	2.650%	11/15/26	19,736	21,766
	Illinois Tool Works Inc.	4.875%	9/15/41	4,670	6,389
	Illinois Tool Works Inc.	3.900%	9/1/42	17,549	22,146
	Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	8,100	9,360
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	9,724	10,743
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	4,425	4,993
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	9,475	11,079
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,445	4,403
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	3,700	4,824
	John Deere Capital Corp.	2.800%	3/4/21	6,800	6,825
	John Deere Capital Corp.	2.875%	3/12/21	4,970	4,995
	John Deere Capital Corp.	2.650%	1/6/22	5,100	5,221
	John Deere Capital Corp.	2.750%	3/15/22	2,445	2,518
	John Deere Capital Corp.	1.950%	6/13/22	4,363	4,466
	John Deere Capital Corp.	2.150%	9/8/22	15,950	16,467
	John Deere Capital Corp.	2.700%	1/6/23	1,350	1,416
	John Deere Capital Corp.	2.800%	1/27/23	2,510	2,638
	John Deere Capital Corp.	2.800%	3/6/23	13,088	13,806
	John Deere Capital Corp.	1.200%	4/6/23	749	764
	John Deere Capital Corp.	3.450%	6/7/23	5,500	5,912
	John Deere Capital Corp.	0.700%	7/5/23	3,500	3,535
	John Deere Capital Corp.	0.400%	10/10/23	1,900	1,907
	John Deere Capital Corp.	3.650%	10/12/23	3,655	3,994
	John Deere Capital Corp.	2.600%	3/7/24	4,811	5,148
	John Deere Capital Corp.	3.350%	6/12/24	21,467	23,530

68

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
John Deere Capital Corp.	2.650%	6/24/24	5,229	5,632
John Deere Capital Corp.	2.050%	1/9/25	11,255	11,915
John Deere Capital Corp.	3.450%	3/13/25	16,648	18,647
John Deere Capital Corp.	3.400%	9/11/25	4,910	5,512
John Deere Capital Corp.	2.650%	6/10/26	6,344	6,947
John Deere Capital Corp.	2.250%	9/14/26	8,875	9,573
John Deere Capital Corp.	1.750%	3/9/27	6,200	6,515
John Deere Capital Corp.	2.800%	9/8/27	12,394	13,786
John Deere Capital Corp.	3.050%	1/6/28	14,260	15,967
John Deere Capital Corp.	3.450%	3/7/29	7,205	8,367
John Deere Capital Corp.	2.800%	7/18/29	8,133	9,079
John Deere Capital Corp.	2.450%	1/9/30	9,744	10,619
Johnson Controls International plc	3.625%	7/2/24	2,400	2,604
Johnson Controls International plc	3.900%	2/14/26	5,764	6,566
Johnson Controls International plc	6.000%	1/15/36	1,296	1,831
Johnson Controls International plc	4.625%	7/2/44	9,602	12,415
Johnson Controls International plc	5.125%	9/14/45	3,363	4,621
Johnson Controls International plc	4.500%	2/15/47	9,046	11,901
Johnson Controls International plc	4.950%	7/2/64	4,612	6,274
Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.750%	9/15/30	8,025	8,166
Kennametal Inc.	3.875%	2/15/22	2,575	2,641
Kennametal Inc.	4.625%	6/15/28	8,800	9,753
L3Harris Technologies Inc.	3.850%	6/15/23	5,335	5,750
L3Harris Technologies Inc.	3.950%	5/28/24	4,767	5,222
L3Harris Technologies Inc.	3.832%	4/27/25	17,622	19,732
L3Harris Technologies Inc.	3.850%	12/15/26	5,610	6,457
L3Harris Technologies Inc.	4.400%	6/15/28	16,210	19,389
L3Harris Technologies Inc.	4.400%	6/15/28	1,150	1,380
L3Harris Technologies Inc.	2.900%	12/15/29	6,034	6,674
L3Harris Technologies Inc.	1.800%	1/15/31	8,525	8,646
L3Harris Technologies Inc.	4.854%	4/27/35	4,441	5,823
L3Harris Technologies Inc.	6.150%	12/15/40	6,805	10,143
L3Harris Technologies Inc.	5.054%	4/27/45	3,906	5,422
Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,962
Leggett & Platt Inc.	3.500%	11/15/27	15,510	16,880
Leggett & Platt Inc.	4.400%	3/15/29	5,400	6,173
Legrand France SA	8.500%	2/15/25	5,145	6,704
Lennox International Inc.	3.000%	11/15/23	1,075	1,133
Lennox International Inc.	1.350%	8/1/25	5,500	5,610
Lennox International Inc.	1.700%	8/1/27	5,850	5,927
Lockheed Martin Corp.	3.100%	1/15/23	13,587	14,277
Lockheed Martin Corp.	2.900%	3/1/25	8,695	9,468
Lockheed Martin Corp.	3.550%	1/15/26	16,268	18,427
Lockheed Martin Corp.	1.850%	6/15/30	9,500	9,943
Lockheed Martin Corp.	3.600%	3/1/35	14,954	18,058
Lockheed Martin Corp.	4.500%	5/15/36	8,865	11,638
Lockheed Martin Corp.	6.150%	9/1/36	14,739	22,134
Lockheed Martin Corp.	5.720%	6/1/40	5,965	8,719
Lockheed Martin Corp.	4.070%	12/15/42	17,716	22,845
Lockheed Martin Corp.	3.800%	3/1/45	5,782	7,150
Lockheed Martin Corp.	4.700%	5/15/46	18,740	26,349
Lockheed Martin Corp.	2.800%	6/15/50	10,800	11,664
Lockheed Martin Corp.	4.090%	9/15/52	19,106	25,181
Martin Marietta Materials Inc.	4.250%	7/2/24	2,000	2,229
Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	7,141
Martin Marietta Materials Inc.	3.500%	12/15/27	8,000	9,073
Martin Marietta Materials Inc.	2.500%	3/15/30	6,333	6,764
Martin Marietta Materials Inc.	4.250%	12/15/47	10,110	12,064
Masco Corp.	4.450%	4/1/25	8,596	9,889
Masco Corp.	4.375%	4/1/26	4,073	4,767
Masco Corp.	3.500%	11/15/27	7,085	8,021
Masco Corp.	2.000%	10/1/30	2,000	2,033
Masco Corp.	4.500%	5/15/47	8,700	10,891

69

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mohawk Industries Inc.	3.850%	2/1/23	10,965	11,658
Mohawk Industries Inc.	3.625%	5/15/30	6,075	6,782
Northrop Grumman Corp.	2.550%	10/15/22	9,498	9,854
Northrop Grumman Corp.	3.250%	8/1/23	4,308	4,623
Northrop Grumman Corp.	2.930%	1/15/25	9,175	9,977
Northrop Grumman Corp.	3.200%	2/1/27	12,619	14,064
Northrop Grumman Corp.	3.250%	1/15/28	27,220	30,497
Northrop Grumman Corp.	4.400%	5/1/30	15,843	19,635
Northrop Grumman Corp.	5.150%	5/1/40	6,720	9,211
Northrop Grumman Corp.	5.050%	11/15/40	6,650	9,086
Northrop Grumman Corp.	4.750%	6/1/43	14,410	19,135
Northrop Grumman Corp.	3.850%	4/15/45	5,003	6,030
Northrop Grumman Corp.	4.030%	10/15/47	26,253	32,852
Northrop Grumman Corp.	5.250%	5/1/50	13,277	19,707
Northrop Grumman Systems Corp.	7.750%	2/15/31	5,316	8,056
Nvent Finance Sarl	3.950%	4/15/23	2,280	2,403
Nvent Finance Sarl	4.550%	4/15/28	6,999	7,595
Oshkosh Corp.	4.600%	5/15/28	9,000	10,598
Oshkosh Corp.	3.100%	3/1/30	1,300	1,411
Otis Worldwide Corp.	2.056%	4/5/25	10,825	11,412
Otis Worldwide Corp.	2.293%	4/5/27	6,810	7,276
Otis Worldwide Corp.	2.565%	2/15/30	27,490	29,479
Otis Worldwide Corp.	3.112%	2/15/40	12,022	13,099
Otis Worldwide Corp.	3.362%	2/15/50	11,820	13,520
Owens Corning	4.200%	12/1/24	10,215	11,348
Owens Corning	3.400%	8/15/26	5,350	5,903
Owens Corning	3.950%	8/15/29	5,850	6,718
Owens Corning	3.875%	6/1/30	4,950	5,694
Owens Corning	7.000%	12/1/36	409	582
Owens Corning	4.300%	7/15/47	9,000	10,782
Owens Corning	4.400%	1/30/48	4,250	5,100
Parker-Hannifin Corp.	3.500%	9/15/22	1,850	1,944
Parker-Hannifin Corp.	2.700%	6/14/24	7,924	8,508
Parker-Hannifin Corp.	3.300%	11/21/24	17,198	18,804
Parker-Hannifin Corp.	3.250%	3/1/27	20,768	23,170
Parker-Hannifin Corp.	3.250%	6/14/29	10,993	12,417
Parker-Hannifin Corp.	4.200%	11/21/34	6,293	7,773
Parker-Hannifin Corp.	6.250%	5/15/38	6,032	8,761
Parker-Hannifin Corp.	4.450%	11/21/44	6,315	8,063
Parker-Hannifin Corp.	4.100%	3/1/47	7,722	9,573
Parker-Hannifin Corp.	4.000%	6/14/49	6,784	8,506
Pentair Finance Sarl	4.500%	7/1/29	3,200	3,800
Precision Castparts Corp.	2.500%	1/15/23	21,503	22,362
Precision Castparts Corp.	3.250%	6/15/25	14,916	16,432
Precision Castparts Corp.	3.900%	1/15/43	7,050	8,133
Precision Castparts Corp.	4.375%	6/15/45	3,917	4,936
Raytheon Technologies Corp.	2.800%	3/15/22	6,150	6,311
Raytheon Technologies Corp.	2.500%	12/15/22	13,681	14,163
Raytheon Technologies Corp.	3.650%	8/16/23	1,132	1,219
Raytheon Technologies Corp.	3.700%	12/15/23	1,100	1,178
Raytheon Technologies Corp.	3.200%	3/15/24	16,913	18,214
Raytheon Technologies Corp.	3.950%	8/16/25	36,055	41,355
Raytheon Technologies Corp.	2.650%	11/1/26	100	109
Raytheon Technologies Corp.	3.500%	3/15/27	11,900	13,446
Raytheon Technologies Corp.	3.125%	5/4/27	13,917	15,542
Raytheon Technologies Corp.	7.200%	8/15/27	3,010	4,040
Raytheon Technologies Corp.	6.700%	8/1/28	5,197	7,039
Raytheon Technologies Corp.	4.125%	11/16/28	41,947	49,898
Raytheon Technologies Corp.	7.500%	9/15/29	8,396	12,158
Raytheon Technologies Corp.	2.250%	7/1/30	3,791	4,020
Raytheon Technologies Corp.	5.400%	5/1/35	9,745	13,212
Raytheon Technologies Corp.	6.050%	6/1/36	14,395	20,852
Raytheon Technologies Corp.	6.125%	7/15/38	10,154	15,039
Raytheon Technologies Corp.	4.450%	11/16/38	16,054	20,203

70

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Raytheon Technologies Corp.	5.700%	4/15/40	15,230	22,141
Raytheon Technologies Corp.	4.875%	10/15/40	1,710	2,231
Raytheon Technologies Corp.	4.700%	12/15/41	8,700	11,321
Raytheon Technologies Corp.	4.500%	6/1/42	40,111	52,401
Raytheon Technologies Corp.	4.800%	12/15/43	4,941	6,365
Raytheon Technologies Corp.	4.200%	12/15/44	2,950	3,509
Raytheon Technologies Corp.	4.150%	5/15/45	15,772	19,974
Raytheon Technologies Corp.	3.750%	11/1/46	18,395	21,651
Raytheon Technologies Corp.	4.350%	4/15/47	13,866	17,895
Raytheon Technologies Corp.	4.050%	5/4/47	13,996	17,315
Raytheon Technologies Corp.	4.625%	11/16/48	14,980	20,231
Raytheon Technologies Corp.	3.125%	7/1/50	13,000	14,293
Republic Services Inc.	4.750%	5/15/23	3,256	3,557
Republic Services Inc.	2.500%	8/15/24	6,385	6,808
Republic Services Inc.	3.200%	3/15/25	6,896	7,560
Republic Services Inc.	0.875%	11/15/25	1,100	1,104
Republic Services Inc.	2.900%	7/1/26	6,977	7,686
Republic Services Inc.	3.375%	11/15/27	1,185	1,340
Republic Services Inc.	3.950%	5/15/28	4,119	4,838
Republic Services Inc.	2.300%	3/1/30	7,739	8,144
Republic Services Inc.	1.450%	2/15/31	9,691	9,467
Republic Services Inc.	1.750%	2/15/32	21,525	21,526
Republic Services Inc.	6.200%	3/1/40	6,263	9,283
Republic Services Inc.	5.700%	5/15/41	13,998	19,876
Republic Services Inc.	3.050%	3/1/50	2,445	2,642
Rockwell Automation Inc.	3.500%	3/1/29	9,050	10,542
Rockwell Automation Inc.	4.200%	3/1/49	7,400	9,911
Roper Technologies Inc.	2.800%	12/15/21	15,121	15,442
Roper Technologies Inc.	0.450%	8/15/22	1,050	1,052
Roper Technologies Inc.	3.125%	11/15/22	5,715	5,969
Roper Technologies Inc.	3.650%	9/15/23	1,600	1,732
Roper Technologies Inc.	2.350%	9/15/24	3,333	3,549
Roper Technologies Inc.	1.000%	9/15/25	8,868	8,928
Roper Technologies Inc.	3.850%	12/15/25	2,300	2,597
Roper Technologies Inc.	3.800%	12/15/26	3,060	3,525
Roper Technologies Inc.	1.400%	9/15/27	10,925	10,998
Roper Technologies Inc.	4.200%	9/15/28	12,579	14,964
Roper Technologies Inc.	2.950%	9/15/29	13,325	14,600
Roper Technologies Inc.	2.000%	6/30/30	11,050	11,260
Roper Technologies Inc.	1.750%	2/15/31	13,250	13,174
Snap-on Inc.	6.125%	9/1/21	3,700	3,839
Snap-on Inc.	3.250%	3/1/27	1,200	1,336
Snap-on Inc.	4.100%	3/1/48	3,824	4,891
Snap-on Inc.	3.100%	5/1/50	8,035	8,998
Sonoco Products Co.	3.125%	5/1/30	5,485	6,083
Sonoco Products Co.	5.750%	11/1/40	5,950	8,078
Stanley Black & Decker Inc.	3.400%	3/1/26	5,666	6,397
Stanley Black & Decker Inc.	4.250%	11/15/28	2,050	2,497
Stanley Black & Decker Inc.	2.300%	3/15/30	21,922	23,456
Stanley Black & Decker Inc.	5.200%	9/1/40	7,458	10,339
Stanley Black & Decker Inc.	4.850%	11/15/48	5,950	8,290
Stanley Black & Decker Inc.	2.750%	11/15/50	12,275	12,801
Stanley Black & Decker Inc.	4.000%	3/15/60	5,031	5,373
Textron Inc.	4.300%	3/1/24	3,825	4,186
Textron Inc.	3.875%	3/1/25	13,626	14,952
Textron Inc.	4.000%	3/15/26	12,033	13,574
Textron Inc.	3.650%	3/15/27	5,840	6,480
Textron Inc.	3.375%	3/1/28	4,629	5,105
Textron Inc.	3.900%	9/17/29	4,700	5,346
Textron Inc.	2.450%	3/15/31	3,400	3,503
Timken Co.	3.875%	9/1/24	1,000	1,068
Timken Co.	4.500%	12/15/28	10,000	11,130
Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	4,100	4,472
Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	5,840	8,418

71

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,782	2,202
Valmont Industries Inc.	5.000%	10/1/44	7,950	9,252
Valmont Industries Inc.	5.250%	10/1/54	4,975	5,876
Vulcan Materials Co.	4.500%	4/1/25	7,023	8,015
Vulcan Materials Co.	3.900%	4/1/27	2,123	2,461
Vulcan Materials Co.	3.500%	6/1/30	10,695	12,235
Vulcan Materials Co.	4.500%	6/15/47	11,069	13,671
Wabtec Corp.	4.400%	3/15/24	11,813	12,938
Wabtec Corp.	3.450%	11/15/26	10,203	11,192
Wabtec Corp.	4.950%	9/15/28	11,250	13,336
Waste Connections Inc.	4.250%	12/1/28	5,325	6,327
Waste Connections Inc.	3.500%	5/1/29	12,036	13,674
Waste Connections Inc.	2.600%	2/1/30	7,983	8,555
Waste Connections Inc.	3.050%	4/1/50	5,000	5,348
Waste Management Inc.	2.900%	9/15/22	1,230	1,275
Waste Management Inc.	2.400%	5/15/23	11,550	12,052
Waste Management Inc.	3.500%	5/15/24	4,634	5,055
Waste Management Inc.	3.125%	3/1/25	13,985	15,324
Waste Management Inc.	0.750%	11/15/25	2,450	2,458
Waste Management Inc.	3.150%	11/15/27	15,782	17,748
Waste Management Inc.	3.900%	3/1/35	5,300	6,454
Waste Management Inc.	4.100%	3/1/45	15,620	19,608
Waste Management Inc.	4.150%	7/15/49	8,200	10,897
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,171	4,484
WW Grainger Inc.	1.850%	2/15/25	6,175	6,486
WW Grainger Inc.	4.600%	6/15/45	14,004	18,769
WW Grainger Inc.	3.750%	5/15/46	5,487	6,490
WW Grainger Inc.	4.200%	5/15/47	4,255	5,383
Xylem Inc.	3.250%	11/1/26	4,292	4,816
Xylem Inc.	1.950%	1/30/28	8,900	9,298
Xylem Inc.	2.250%	1/30/31	6,625	6,968
Xylem Inc.	4.375%	11/1/46	6,310	7,706
Communication (2.8%)
Activision Blizzard Inc.	3.400%	9/15/26	12,563	14,278
Activision Blizzard Inc.	3.400%	6/15/27	3,257	3,683
Activision Blizzard Inc.	1.350%	9/15/30	7,000	6,868
Activision Blizzard Inc.	4.500%	6/15/47	6,852	8,925
Activision Blizzard Inc.	2.500%	9/15/50	19,000	18,375
America Movil SAB de CV	3.125%	7/16/22	37,085	38,568
America Movil SAB de CV	3.625%	4/22/29	7,300	8,268
America Movil SAB de CV	2.875%	5/7/30	3,200	3,475
America Movil SAB de CV	6.375%	3/1/35	16,598	24,903
America Movil SAB de CV	6.125%	11/15/37	5,333	7,620
America Movil SAB de CV	6.125%	3/30/40	17,906	26,432
America Movil SAB de CV	4.375%	7/16/42	15,086	18,805
America Movil SAB de CV	4.375%	4/22/49	26,313	33,803
American Tower Corp.	2.250%	1/15/22	9,207	9,384
American Tower Corp.	3.500%	1/31/23	13,278	14,100
American Tower Corp.	3.000%	6/15/23	368	390
American Tower Corp.	0.600%	1/15/24	3,525	3,525
American Tower Corp.	5.000%	2/15/24	13,190	14,913
American Tower Corp.	3.375%	5/15/24	9,610	10,435
American Tower Corp.	2.950%	1/15/25	5,925	6,417
American Tower Corp.	2.400%	3/15/25	7,962	8,467
American Tower Corp.	4.000%	6/1/25	16,795	18,951
American Tower Corp.	1.300%	9/15/25	8,850	9,047
American Tower Corp.	3.375%	10/15/26	25,498	28,619
American Tower Corp.	2.750%	1/15/27	625	676
American Tower Corp.	3.125%	1/15/27	9,170	10,059
American Tower Corp.	3.550%	7/15/27	11,123	12,564
American Tower Corp.	3.600%	1/15/28	2,600	2,954
American Tower Corp.	1.500%	1/31/28	4,000	4,020
American Tower Corp.	3.950%	3/15/29	12,100	14,029

72

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.800%	8/15/29	22,938	26,577
	American Tower Corp.	2.900%	1/15/30	13,180	14,327
	American Tower Corp.	2.100%	6/15/30	10,100	10,343
	American Tower Corp.	1.875%	10/15/30	10,000	10,073
	American Tower Corp.	3.700%	10/15/49	11,121	12,595
	American Tower Corp.	3.100%	6/15/50	13,606	13,968
	American Tower Corp.	2.950%	1/15/51	3,500	3,499
	AT&T Inc.	3.000%	6/30/22	28,009	28,972
	AT&T Inc.	2.625%	12/1/22	1,275	1,321
	AT&T Inc.	4.050%	12/15/23	6,400	7,068
	AT&T Inc.	4.450%	4/1/24	21,178	23,640
	AT&T Inc.	3.950%	1/15/25	21,656	24,363
	AT&T Inc.	3.400%	5/15/25	28,703	31,853
	AT&T Inc.	3.600%	7/15/25	15,068	16,949
	AT&T Inc.	4.125%	2/17/26	31,300	36,183
	AT&T Inc.	3.800%	2/15/27	15,894	18,258
	AT&T Inc.	4.250%	3/1/27	16,057	18,769
	AT&T Inc.	2.300%	6/1/27	34,975	37,281
	AT&T Inc.	1.650%	2/1/28	27,125	27,642
	AT&T Inc.	4.100%	2/15/28	20,973	24,612
	AT&T Inc.	4.350%	3/1/29	39,230	46,664
	AT&T Inc.	4.300%	2/15/30	38,544	46,013
	AT&T Inc.	2.750%	6/1/31	37,890	40,376
	AT&T Inc.	2.250%	2/1/32	36,530	37,000
[6]	AT&T Inc.	2.550%	12/1/33	45,621	46,885
	AT&T Inc.	6.150%	9/15/34	1,575	2,140
	AT&T Inc.	4.500%	5/15/35	32,431	39,240
	AT&T Inc.	5.250%	3/1/37	22,346	28,818
	AT&T Inc.	4.900%	8/15/37	16,760	20,896
	AT&T Inc.	4.850%	3/1/39	24,498	30,364
	AT&T Inc.	5.350%	9/1/40	29,525	38,465
	AT&T Inc.	3.500%	6/1/41	31,255	33,695
	AT&T Inc.	5.550%	8/15/41	22,421	29,695
	AT&T Inc.	5.150%	3/15/42	20,894	26,618
	AT&T Inc.	4.900%	6/15/42	10,494	13,085
	AT&T Inc.	4.300%	12/15/42	20,166	23,486
	AT&T Inc.	3.100%	2/1/43	33,275	33,714
	AT&T Inc.	4.650%	6/1/44	17,689	21,090
	AT&T Inc.	4.350%	6/15/45	13,945	15,941
	AT&T Inc.	4.750%	5/15/46	27,835	34,486
	AT&T Inc.	5.150%	11/15/46	10,499	13,697
	AT&T Inc.	5.450%	3/1/47	18,176	24,363
	AT&T Inc.	4.500%	3/9/48	27,758	32,861
	AT&T Inc.	4.550%	3/9/49	19,917	23,917
	AT&T Inc.	5.150%	2/15/50	21,099	27,235
	AT&T Inc.	3.650%	6/1/51	35,440	37,067
	AT&T Inc.	3.300%	2/1/52	26,875	26,638
[6]	AT&T Inc.	3.500%	9/15/53	83,155	83,375
[6]	AT&T Inc.	3.550%	9/15/55	72,369	72,420
[6]	AT&T Inc.	3.800%	12/1/57	67,693	70,621
[6]	AT&T Inc.	3.650%	9/15/59	81,196	81,433
	AT&T Inc.	3.850%	6/1/60	20,056	21,036
	AT&T Inc.	3.500%	2/1/61	18,325	18,145
	Bell Canada Inc.	4.300%	7/29/49	9,178	11,920
	British Telecommunications plc	4.500%	12/4/23	9,450	10,421
	British Telecommunications plc	5.125%	12/4/28	9,550	11,735
	British Telecommunications plc	9.625%	12/15/30	34,613	57,259
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	11,737	12,602
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	39,451	41,551
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	12,089	13,397
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	34,772	40,403

73

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	29,972	33,603
Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	9,485	10,879
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	20,216	24,475
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	22,290	23,536
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	7,250	7,230
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	34,109	46,692
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	14,575	18,143
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	43,720	61,777
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	31,634	39,399
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	38,903	50,832
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	13,450	16,360
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	36,933	43,994
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	26,211	27,187
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	6,617	10,028
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	17,000	17,086
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	15,510	18,152
Comcast Corp.	3.000%	2/1/24	46,540	50,093
Comcast Corp.	3.600%	3/1/24	6,508	7,141
Comcast Corp.	3.700%	4/15/24	18,400	20,221
Comcast Corp.	3.375%	2/15/25	25,666	28,354
Comcast Corp.	3.100%	4/1/25	1,650	1,811
Comcast Corp.	3.375%	8/15/25	33,401	37,124
Comcast Corp.	3.950%	10/15/25	38,062	43,589
Comcast Corp.	3.150%	3/1/26	22,725	25,247
Comcast Corp.	2.350%	1/15/27	29,097	31,278
Comcast Corp.	3.300%	2/1/27	32,924	37,052
Comcast Corp.	3.300%	4/1/27	14,050	15,940
Comcast Corp.	3.150%	2/15/28	19,650	22,013
Comcast Corp.	3.550%	5/1/28	2,700	3,108
Comcast Corp.	4.150%	10/15/28	53,718	64,270
Comcast Corp.	2.650%	2/1/30	20,291	22,091
Comcast Corp.	3.400%	4/1/30	21,700	24,937
Comcast Corp.	4.250%	10/15/30	27,026	33,050
Comcast Corp.	1.950%	1/15/31	17,925	18,401
Comcast Corp.	1.500%	2/15/31	14,125	14,004
Comcast Corp.	4.250%	1/15/33	22,769	28,440
Comcast Corp.	7.050%	3/15/33	5,487	8,388
Comcast Corp.	4.200%	8/15/34	18,428	23,093
Comcast Corp.	5.650%	6/15/35	5,746	8,146
Comcast Corp.	4.400%	8/15/35	19,983	25,317
Comcast Corp.	6.500%	11/15/35	20,063	30,882
Comcast Corp.	3.200%	7/15/36	12,095	13,703
Comcast Corp.	6.450%	3/15/37	12,879	19,663
Comcast Corp.	6.950%	8/15/37	10,239	16,360
Comcast Corp.	3.900%	3/1/38	6,355	7,728
Comcast Corp.	6.400%	5/15/38	12,281	18,944
Comcast Corp.	4.600%	10/15/38	43,503	57,039
Comcast Corp.	6.550%	7/1/39	5,600	8,721
Comcast Corp.	3.250%	11/1/39	16,741	18,890

74

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	6.400%	3/1/40	1,070	1,668
	Comcast Corp.	3.750%	4/1/40	19,825	23,900
	Comcast Corp.	4.650%	7/15/42	21,013	28,352
	Comcast Corp.	4.500%	1/15/43	9,329	12,274
	Comcast Corp.	4.600%	8/15/45	25,330	33,835
	Comcast Corp.	3.400%	7/15/46	13,096	15,116
	Comcast Corp.	4.000%	8/15/47	22,602	28,405
	Comcast Corp.	3.969%	11/1/47	33,108	41,289
	Comcast Corp.	4.000%	3/1/48	7,021	8,767
	Comcast Corp.	4.700%	10/15/48	50,867	70,682
	Comcast Corp.	3.999%	11/1/49	14,469	18,186
	Comcast Corp.	3.450%	2/1/50	18,211	21,395
	Comcast Corp.	2.800%	1/15/51	28,250	29,427
	Comcast Corp.	2.450%	8/15/52	21,483	20,835
	Comcast Corp.	4.049%	11/1/52	21,433	27,374
	Comcast Corp.	4.950%	10/15/58	31,797	48,146
	Comcast Corp.	2.650%	8/15/62	13,100	13,102
	Crown Castle International Corp.	5.250%	1/15/23	13,589	14,862
	Crown Castle International Corp.	3.150%	7/15/23	7,495	7,972
	Crown Castle International Corp.	3.200%	9/1/24	8,741	9,497
	Crown Castle International Corp.	1.350%	7/15/25	4,550	4,631
	Crown Castle International Corp.	4.450%	2/15/26	12,513	14,456
	Crown Castle International Corp.	3.700%	6/15/26	17,800	20,061
	Crown Castle International Corp.	4.000%	3/1/27	7,816	8,966
	Crown Castle International Corp.	3.650%	9/1/27	24,753	27,910
	Crown Castle International Corp.	3.800%	2/15/28	32,081	36,739
	Crown Castle International Corp.	4.300%	2/15/29	2,926	3,458
	Crown Castle International Corp.	3.100%	11/15/29	9,325	10,152
	Crown Castle International Corp.	3.300%	7/1/30	12,054	13,462
	Crown Castle International Corp.	2.250%	1/15/31	10,150	10,487
	Crown Castle International Corp.	4.750%	5/15/47	7,889	10,047
	Crown Castle International Corp.	5.200%	2/15/49	9,449	12,826
	Crown Castle International Corp.	4.000%	11/15/49	1,041	1,211
	Crown Castle International Corp.	4.150%	7/1/50	8,473	10,168
	Crown Castle International Corp.	3.250%	1/15/51	11,108	11,500
	Deutsche Telekom International Finance BV	8.750%	6/15/30	47,179	74,480
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,717	2,899
	Discovery Communications LLC	2.950%	3/20/23	11,157	11,738
	Discovery Communications LLC	3.800%	3/13/24	5,559	6,064
	Discovery Communications LLC	3.900%	11/15/24	12,817	14,220
	Discovery Communications LLC	3.450%	3/15/25	4,092	4,486
	Discovery Communications LLC	3.950%	6/15/25	11,704	13,123
	Discovery Communications LLC	4.900%	3/11/26	12,995	15,254
	Discovery Communications LLC	3.950%	3/20/28	22,066	25,230
	Discovery Communications LLC	4.125%	5/15/29	10,880	12,628
	Discovery Communications LLC	3.625%	5/15/30	12,700	14,527
	Discovery Communications LLC	5.000%	9/20/37	6,963	8,806
	Discovery Communications LLC	6.350%	6/1/40	13,051	18,560
	Discovery Communications LLC	4.875%	4/1/43	15,443	19,000
	Discovery Communications LLC	5.200%	9/20/47	19,760	25,679
	Discovery Communications LLC	5.300%	5/15/49	9,920	12,973
	Discovery Communications LLC	4.650%	5/15/50	14,350	17,905
[6]	Discovery Communications LLC	4.000%	9/15/55	20,123	22,416
	Electronic Arts Inc.	4.800%	3/1/26	5,228	6,218
	Fox Corp.	3.666%	1/25/22	3,975	4,114
	Fox Corp.	4.030%	1/25/24	17,597	19,337
	Fox Corp.	3.050%	4/7/25	6,500	7,116
	Fox Corp.	4.709%	1/25/29	26,422	31,999
	Fox Corp.	3.500%	4/8/30	9,163	10,383
	Fox Corp.	5.476%	1/25/39	13,298	18,191
	Fox Corp.	5.576%	1/25/49	31,100	45,178
	Grupo Televisa SAB	6.625%	3/18/25	4,064	4,949
	Grupo Televisa SAB	4.625%	1/30/26	2,825	3,176
	Grupo Televisa SAB	8.500%	3/11/32	460	701

75

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grupo Televisa SAB	6.625%	1/15/40	8,443	11,839
	Grupo Televisa SAB	5.000%	5/13/45	22,616	27,347
	Grupo Televisa SAB	6.125%	1/31/46	8,328	11,525
	Grupo Televisa SAB	5.250%	5/24/49	9,850	12,445
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	9,525	10,174
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	8,355	9,281
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	6,120	7,361
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	8,500	10,520
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,735	9,189
	Koninklijke KPN NV	8.375%	10/1/30	8,650	12,283
	Moody’s Corp.	4.500%	9/1/22	14,110	14,911
	Moody’s Corp.	2.625%	1/15/23	2,345	2,450
	Moody’s Corp.	4.875%	2/15/24	8,134	9,096
	Moody’s Corp.	3.750%	3/24/25	4,537	5,087
	Moody’s Corp.	3.250%	1/15/28	6,297	7,073
	Moody’s Corp.	4.250%	2/1/29	1,600	1,912
	Moody’s Corp.	5.250%	7/15/44	7,325	10,111
	Moody’s Corp.	4.875%	12/17/48	150	203
	Moody’s Corp.	3.250%	5/20/50	4,660	5,091
	Moody’s Corp.	2.550%	8/18/60	7,050	6,595
	NBCUniversal Media LLC	6.400%	4/30/40	11,915	18,698
	NBCUniversal Media LLC	5.950%	4/1/41	7,630	11,627
	NBCUniversal Media LLC	4.450%	1/15/43	14,019	18,272
	Omnicom Group Inc.	2.450%	4/30/30	7,172	7,594
	Omnicom Group Inc.	4.200%	6/1/30	4,775	5,724
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	14,118	14,719
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	13,446	14,823
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	28,376	32,331
	Orange SA	9.000%	3/1/31	25,070	41,012
	Orange SA	5.375%	1/13/42	17,050	24,240
	Orange SA	5.500%	2/6/44	5,606	8,159
	RELX Capital Inc.	3.500%	3/16/23	8,967	9,543
	RELX Capital Inc.	4.000%	3/18/29	2,050	2,428
	RELX Capital Inc.	3.000%	5/22/30	8,000	8,890
	Rogers Communications Inc.	3.000%	3/15/23	5,602	5,882
	Rogers Communications Inc.	4.100%	10/1/23	6,060	6,612
	Rogers Communications Inc.	3.625%	12/15/25	5,652	6,379
	Rogers Communications Inc.	2.900%	11/15/26	13,155	14,553
	Rogers Communications Inc.	7.500%	8/15/38	3,048	4,744
	Rogers Communications Inc.	4.500%	3/15/43	9,398	11,906
	Rogers Communications Inc.	5.450%	10/1/43	100	140
	Rogers Communications Inc.	5.000%	3/15/44	5,300	7,234
	Rogers Communications Inc.	4.300%	2/15/48	6,500	8,228
	Rogers Communications Inc.	4.350%	5/1/49	27,079	34,596
	Rogers Communications Inc.	3.700%	11/15/49	5,040	5,854
	S&P Global Inc.	4.000%	6/15/25	11,172	12,698
	S&P Global Inc.	2.950%	1/22/27	1,700	1,879
	S&P Global Inc.	2.500%	12/1/29	10,075	10,969
	S&P Global Inc.	1.250%	8/15/30	8,250	8,177
	S&P Global Inc.	3.250%	12/1/49	8,415	9,810
	S&P Global Inc.	2.300%	8/15/60	12,658	11,956
[6]	T-Mobile USA Inc.	3.500%	4/15/25	39,950	44,153
[6]	T-Mobile USA Inc.	1.500%	2/15/26	15,425	15,805
[6]	T-Mobile USA Inc.	3.750%	4/15/27	59,399	67,543
[6]	T-Mobile USA Inc.	2.050%	2/15/28	23,691	24,648
[6]	T-Mobile USA Inc.	3.875%	4/15/30	95,940	111,044
[6]	T-Mobile USA Inc.	2.550%	2/15/31	35,120	36,852
[6]	T-Mobile USA Inc.	2.250%	11/15/31	8,000	8,205
[6]	T-Mobile USA Inc.	4.375%	4/15/40	27,263	33,095
[6]	T-Mobile USA Inc.	3.000%	2/15/41	29,675	30,739
[6]	T-Mobile USA Inc.	4.500%	4/15/50	41,925	51,991
[6]	T-Mobile USA Inc.	3.300%	2/15/51	37,000	38,102
[6]	T-Mobile USA Inc.	3.600%	11/15/60	12,475	13,254
	TCI Communications Inc.	7.875%	2/15/26	6,143	8,238

76

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TCI Communications Inc.	7.125%	2/15/28	3,972	5,461
	Telefonica Emisiones SAU	4.570%	4/27/23	8,757	9,568
	Telefonica Emisiones SAU	4.103%	3/8/27	19,845	22,910
	Telefonica Emisiones SAU	7.045%	6/20/36	26,553	39,734
	Telefonica Emisiones SAU	4.665%	3/6/38	15,838	19,080
	Telefonica Emisiones SAU	5.213%	3/8/47	33,061	42,448
	Telefonica Emisiones SAU	4.895%	3/6/48	21,666	27,041
	Telefonica Emisiones SAU	5.520%	3/1/49	18,909	25,479
	Telefonica Europe BV	8.250%	9/15/30	7,577	11,537
	TELUS Corp.	2.800%	2/16/27	9,635	10,525
	TELUS Corp.	4.600%	11/16/48	1,100	1,440
	TELUS Corp.	4.300%	6/15/49	13,615	16,993
	Thomson Reuters Corp.	4.300%	11/23/23	9,789	10,727
	Thomson Reuters Corp.	3.350%	5/15/26	6,100	6,828
	Thomson Reuters Corp.	5.500%	8/15/35	8,250	10,969
	Thomson Reuters Corp.	5.850%	4/15/40	3,795	5,245
	Thomson Reuters Corp.	5.650%	11/23/43	4,525	6,087
	Time Warner Cable LLC	6.550%	5/1/37	15,856	21,622
	Time Warner Cable LLC	7.300%	7/1/38	18,606	27,551
	Time Warner Cable LLC	6.750%	6/15/39	19,717	28,134
	Time Warner Cable LLC	5.875%	11/15/40	19,938	26,391
	Time Warner Cable LLC	5.500%	9/1/41	18,043	23,220
	Time Warner Cable LLC	4.500%	9/15/42	24,845	28,929
	Time Warner Entertainment Co. LP	8.375%	3/15/23	2,689	3,143
	Time Warner Entertainment Co. LP	8.375%	7/15/33	8,580	13,260
	TWDC Enterprises 18 Corp.	2.950%	6/15/27	850	944
	Verizon Communications Inc.	5.150%	9/15/23	45,006	50,657
	Verizon Communications Inc.	3.500%	11/1/24	22,146	24,418
	Verizon Communications Inc.	3.376%	2/15/25	30,089	33,398
	Verizon Communications Inc.	0.850%	11/20/25	26,100	26,269
	Verizon Communications Inc.	2.625%	8/15/26	34,980	38,291
	Verizon Communications Inc.	4.125%	3/16/27	40,302	47,520
	Verizon Communications Inc.	3.000%	3/22/27	4,000	4,431
	Verizon Communications Inc.	4.329%	9/21/28	53,949	64,781
	Verizon Communications Inc.	3.875%	2/8/29	1,485	1,743
	Verizon Communications Inc.	4.016%	12/3/29	51,965	61,606
	Verizon Communications Inc.	3.150%	3/22/30	19,706	22,086
	Verizon Communications Inc.	1.500%	9/18/30	8,425	8,292
[6]	Verizon Communications Inc.	1.680%	10/30/30	32,986	32,759
	Verizon Communications Inc.	1.750%	1/20/31	32,000	31,809
	Verizon Communications Inc.	4.500%	8/10/33	39,391	49,655
	Verizon Communications Inc.	4.400%	11/1/34	36,935	46,098
	Verizon Communications Inc.	4.272%	1/15/36	35,703	44,152
	Verizon Communications Inc.	5.250%	3/16/37	29,597	40,192
	Verizon Communications Inc.	4.812%	3/15/39	17,885	23,180
	Verizon Communications Inc.	2.650%	11/20/40	35,050	35,442
	Verizon Communications Inc.	4.750%	11/1/41	21,988	28,954
	Verizon Communications Inc.	3.850%	11/1/42	11,126	13,158
	Verizon Communications Inc.	4.125%	8/15/46	21,143	25,802
	Verizon Communications Inc.	4.862%	8/21/46	60,272	80,888
	Verizon Communications Inc.	4.522%	9/15/48	53,681	69,666
	Verizon Communications Inc.	5.012%	4/15/49	30,014	41,583
	Verizon Communications Inc.	4.000%	3/22/50	18,270	22,104
	Verizon Communications Inc.	2.875%	11/20/50	30,000	30,170
	Verizon Communications Inc.	4.672%	3/15/55	37,875	50,408
[6]	Verizon Communications Inc.	2.987%	10/30/56	47,217	47,430
	Verizon Communications Inc.	3.000%	11/20/60	26,100	26,182
	ViacomCBS Inc.	3.375%	3/1/22	3,818	3,911
	ViacomCBS Inc.	4.250%	9/1/23	13,868	15,075
	ViacomCBS Inc.	3.875%	4/1/24	5,530	6,025
	ViacomCBS Inc.	3.700%	8/15/24	9,375	10,263
	ViacomCBS Inc.	3.500%	1/15/25	3,971	4,354
	ViacomCBS Inc.	4.750%	5/15/25	16,248	18,855
	ViacomCBS Inc.	4.000%	1/15/26	9,299	10,616

77

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ViacomCBS Inc.	2.900%	1/15/27	16,578	18,160
ViacomCBS Inc.	3.375%	2/15/28	7,208	8,101
ViacomCBS Inc.	3.700%	6/1/28	9,560	10,899
ViacomCBS Inc.	4.200%	6/1/29	3,136	3,731
ViacomCBS Inc.	7.875%	7/30/30	5,679	8,465
ViacomCBS Inc.	4.950%	1/15/31	29,161	36,571
ViacomCBS Inc.	4.200%	5/19/32	16,250	19,562
ViacomCBS Inc.	5.500%	5/15/33	4,111	5,265
ViacomCBS Inc.	6.875%	4/30/36	14,847	21,533
ViacomCBS Inc.	5.900%	10/15/40	4,938	6,536
ViacomCBS Inc.	4.850%	7/1/42	6,335	7,710
ViacomCBS Inc.	4.375%	3/15/43	23,153	27,331
ViacomCBS Inc.	5.850%	9/1/43	16,831	23,112
ViacomCBS Inc.	5.250%	4/1/44	410	527
ViacomCBS Inc.	4.900%	8/15/44	10,481	12,923
ViacomCBS Inc.	4.600%	1/15/45	7,340	8,687
ViacomCBS Inc.	4.950%	5/19/50	17,300	22,194
Vodafone Group plc	3.750%	1/16/24	43,371	47,378
Vodafone Group plc	4.125%	5/30/25	19,039	21,749
Vodafone Group plc	4.375%	5/30/28	38,665	46,256
Vodafone Group plc	7.875%	2/15/30	2,878	4,260
Vodafone Group plc	6.250%	11/30/32	8,200	11,322
Vodafone Group plc	6.150%	2/27/37	5,782	8,315
Vodafone Group plc	5.000%	5/30/38	29,864	38,847
Vodafone Group plc	4.375%	2/19/43	18,063	22,336
Vodafone Group plc	5.250%	5/30/48	37,657	52,217
Vodafone Group plc	4.875%	6/19/49	23,725	31,579
Vodafone Group plc	4.250%	9/17/50	31,175	38,364
Vodafone Group plc	5.125%	6/19/59	4,391	6,035
Walt Disney Co.	2.550%	2/15/22	4,081	4,181
Walt Disney Co.	2.450%	3/4/22	4,730	4,846
Walt Disney Co.	1.650%	9/1/22	7,488	7,645
Walt Disney Co.	3.000%	9/15/22	27,260	28,460
Walt Disney Co.	2.350%	12/1/22	6,186	6,429
Walt Disney Co.	1.750%	8/30/24	10,031	10,443
Walt Disney Co.	3.700%	9/15/24	8,240	9,140
Walt Disney Co.	3.350%	3/24/25	14,335	15,876
Walt Disney Co.	3.150%	9/17/25	17,438	19,295
Walt Disney Co.	3.700%	10/15/25	12,645	14,306
Walt Disney Co.	1.750%	1/13/26	19,000	19,871
Walt Disney Co.	3.000%	2/13/26	10,875	12,024
Walt Disney Co.	1.850%	7/30/26	30,931	32,497
Walt Disney Co.	3.375%	11/15/26	8,963	10,095
Walt Disney Co.	3.700%	3/23/27	1,300	1,498
Walt Disney Co.	2.200%	1/13/28	13,900	14,860
Walt Disney Co.	2.000%	9/1/29	23,500	24,519
Walt Disney Co.	3.800%	3/22/30	11,070	13,175
Walt Disney Co.	2.650%	1/13/31	39,025	42,802
Walt Disney Co.	7.000%	3/1/32	5,745	8,630
Walt Disney Co.	6.550%	3/15/33	13,290	19,356
Walt Disney Co.	6.200%	12/15/34	17,401	26,114
Walt Disney Co.	6.400%	12/15/35	18,057	27,983
Walt Disney Co.	6.150%	3/1/37	18,513	26,986
Walt Disney Co.	6.650%	11/15/37	4,300	6,782
Walt Disney Co.	4.625%	3/23/40	9,365	12,456
Walt Disney Co.	3.500%	5/13/40	24,075	28,247
Walt Disney Co.	6.150%	2/15/41	194	297
Walt Disney Co.	4.375%	8/16/41	10,750	13,664
Walt Disney Co.	4.125%	12/1/41	12,524	15,556
Walt Disney Co.	3.700%	12/1/42	10,352	12,255
Walt Disney Co.	5.400%	10/1/43	11,230	16,416
Walt Disney Co.	4.750%	9/15/44	14,969	20,499
Walt Disney Co.	4.950%	10/15/45	1,250	1,745
Walt Disney Co.	3.000%	7/30/46	2,535	2,774

78

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walt Disney Co.	4.750%	11/15/46	3,098	4,166
Walt Disney Co.	2.750%	9/1/49	17,335	18,314
Walt Disney Co.	4.700%	3/23/50	20,310	28,620
Walt Disney Co.	3.600%	1/13/51	33,500	40,639
Walt Disney Co.	3.800%	5/13/60	18,400	23,098
Weibo Corp.	3.500%	7/5/24	12,900	13,492
Weibo Corp.	3.375%	7/8/30	11,790	12,039
WPP Finance 2010	3.625%	9/7/22	9,511	9,999
WPP Finance 2010	3.750%	9/19/24	6,315	6,998
Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	3.900%	4/15/30	11,423	13,079
Alibaba Group Holding Ltd.	2.800%	6/6/23	3,000	3,154
Alibaba Group Holding Ltd.	3.600%	11/28/24	27,894	30,683
Alibaba Group Holding Ltd.	3.400%	12/6/27	34,926	39,009
Alibaba Group Holding Ltd.	4.500%	11/28/34	7,965	9,848
Alibaba Group Holding Ltd.	4.000%	12/6/37	20,190	23,771
Alibaba Group Holding Ltd.	4.200%	12/6/47	19,125	24,053
Alibaba Group Holding Ltd.	4.400%	12/6/57	13,652	18,213
Amazon.com Inc.	3.300%	12/5/21	24,564	25,110
Amazon.com Inc.	2.500%	11/29/22	9,243	9,586
Amazon.com Inc.	2.400%	2/22/23	18,820	19,638
Amazon.com Inc.	0.400%	6/3/23	10,499	10,555
Amazon.com Inc.	2.800%	8/22/24	24,132	26,097
Amazon.com Inc.	3.800%	12/5/24	7,218	8,105
Amazon.com Inc.	0.800%	6/3/25	9,825	9,964
Amazon.com Inc.	5.200%	12/3/25	18,153	22,062
Amazon.com Inc.	1.200%	6/3/27	24,932	25,418
Amazon.com Inc.	3.150%	8/22/27	25,908	29,462
Amazon.com Inc.	1.500%	6/3/30	26,775	27,183
Amazon.com Inc.	4.800%	12/5/34	17,399	23,799
Amazon.com Inc.	3.875%	8/22/37	41,198	51,147
Amazon.com Inc.	4.950%	12/5/44	19,886	29,052
Amazon.com Inc.	4.050%	8/22/47	42,842	56,505
Amazon.com Inc.	2.500%	6/3/50	31,630	32,701
Amazon.com Inc.	4.250%	8/22/57	30,170	42,585
Amazon.com Inc.	2.700%	6/3/60	26,975	28,828
American Honda Finance Corp.	3.150%	1/8/21	9,675	9,677
American Honda Finance Corp.	1.650%	7/12/21	11,105	11,183
American Honda Finance Corp.	1.700%	9/9/21	16,000	16,149
American Honda Finance Corp.	3.375%	12/10/21	3,550	3,651
American Honda Finance Corp.	2.200%	6/27/22	8,935	9,182
American Honda Finance Corp.	0.400%	10/21/22	9,500	9,507
American Honda Finance Corp.	2.600%	11/16/22	6,100	6,354
American Honda Finance Corp.	2.050%	1/10/23	2,520	2,605
American Honda Finance Corp.	1.950%	5/10/23	12,146	12,589
American Honda Finance Corp.	0.875%	7/7/23	5,250	5,312
American Honda Finance Corp.	3.450%	7/14/23	5,150	5,536
American Honda Finance Corp.	0.650%	9/8/23	9,000	9,052
American Honda Finance Corp.	3.625%	10/10/23	1,504	1,635
American Honda Finance Corp.	3.550%	1/12/24	1,175	1,280
American Honda Finance Corp.	2.900%	2/16/24	12,775	13,676
American Honda Finance Corp.	2.400%	6/27/24	8,926	9,487
American Honda Finance Corp.	2.150%	9/10/24	13,870	14,659
American Honda Finance Corp.	1.200%	7/8/25	5,300	5,418
American Honda Finance Corp.	1.000%	9/10/25	9,578	9,687
American Honda Finance Corp.	2.300%	9/9/26	6,950	7,483
American Honda Finance Corp.	2.350%	1/8/27	7,765	8,339
American Honda Finance Corp.	3.500%	2/15/28	6,325	7,249
Aptiv Corp.	4.150%	3/15/24	8,120	8,919
Aptiv plc	4.250%	1/15/26	11,075	12,779
Aptiv plc	4.350%	3/15/29	1,950	2,247
Aptiv plc	4.400%	10/1/46	4,245	4,586
Aptiv plc	5.400%	3/15/49	4,400	5,477

79

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Automatic Data Processing Inc.	3.375%	9/15/25	17,530	19,733
Automatic Data Processing Inc.	1.250%	9/1/30	12,150	11,995
AutoNation Inc.	3.500%	11/15/24	5,183	5,596
AutoNation Inc.	4.500%	10/1/25	10,875	12,182
AutoNation Inc.	3.800%	11/15/27	6,865	7,589
AutoZone Inc.	3.700%	4/15/22	7,611	7,881
AutoZone Inc.	2.875%	1/15/23	6,930	7,231
AutoZone Inc.	3.125%	7/15/23	660	700
AutoZone Inc.	3.125%	4/18/24	5,000	5,380
AutoZone Inc.	3.250%	4/15/25	13,685	14,968
AutoZone Inc.	3.125%	4/21/26	9,680	10,651
AutoZone Inc.	3.750%	6/1/27	11,000	12,575
AutoZone Inc.	3.750%	4/18/29	9,652	11,071
AutoZone Inc.	4.000%	4/15/30	15,620	18,395
AutoZone Inc.	1.650%	1/15/31	14,150	14,043
Best Buy Co. Inc.	4.450%	10/1/28	10,200	12,244
Best Buy Co. Inc.	1.950%	10/1/30	3,500	3,512
Block Financial LLC	5.500%	11/1/22	2,865	3,048
Block Financial LLC	5.250%	10/1/25	12,365	14,126
Block Financial LLC	3.875%	8/15/30	8,975	9,694
Booking Holdings Inc.	2.750%	3/15/23	6,427	6,737
Booking Holdings Inc.	3.650%	3/15/25	10,375	11,489
Booking Holdings Inc.	3.600%	6/1/26	28,135	31,845
Booking Holdings Inc.	4.500%	4/13/27	5,203	6,202
Booking Holdings Inc.	3.550%	3/15/28	8,205	9,380
Booking Holdings Inc.	4.625%	4/13/30	11,905	14,763
BorgWarner Inc.	3.375%	3/15/25	5,846	6,438
BorgWarner Inc.	2.650%	7/1/27	13,725	14,744
BorgWarner Inc.	4.375%	3/15/45	7,565	8,814
Costco Wholesale Corp.	2.300%	5/18/22	14,126	14,497
Costco Wholesale Corp.	2.750%	5/18/24	18,986	20,379
Costco Wholesale Corp.	3.000%	5/18/27	12,463	13,972
Costco Wholesale Corp.	1.375%	6/20/27	25,605	26,370
Costco Wholesale Corp.	1.600%	4/20/30	31,604	32,334
Costco Wholesale Corp.	1.750%	4/20/32	15,586	16,176
Cummins Inc.	3.650%	10/1/23	2,200	2,383
Cummins Inc.	0.750%	9/1/25	3,075	3,093
Cummins Inc.	1.500%	9/1/30	8,500	8,543
Cummins Inc.	4.875%	10/1/43	8,520	11,883
Cummins Inc.	2.600%	9/1/50	7,131	7,269
Daimler Finance North America LLC	8.500%	1/18/31	6,812	10,750
Darden Restaurants Inc.	3.850%	5/1/27	5,550	6,080
Darden Restaurants Inc.	4.550%	2/15/48	5,270	5,811
Dollar General Corp.	3.250%	4/15/23	15,580	16,488
Dollar General Corp.	4.150%	11/1/25	11,484	13,179
Dollar General Corp.	3.875%	4/15/27	8,547	9,874
Dollar General Corp.	4.125%	5/1/28	8,074	9,533
Dollar General Corp.	3.500%	4/3/30	4,200	4,825
Dollar General Corp.	4.125%	4/3/50	16,106	20,333
Dollar Tree Inc.	3.700%	5/15/23	3,925	4,203
Dollar Tree Inc.	4.000%	5/15/25	19,401	21,876
Dollar Tree Inc.	4.200%	5/15/28	15,241	18,026
DR Horton Inc.	4.375%	9/15/22	6,442	6,792
DR Horton Inc.	4.750%	2/15/23	4,193	4,511
DR Horton Inc.	5.750%	8/15/23	7,020	7,874
DR Horton Inc.	2.500%	10/15/24	9,975	10,641
DR Horton Inc.	2.600%	10/15/25	8,174	8,810
DR Horton Inc.	1.400%	10/15/27	4,000	4,009
eBay Inc.	3.800%	3/9/22	6,132	6,358
eBay Inc.	2.600%	7/15/22	9,105	9,362
eBay Inc.	2.750%	1/30/23	9,215	9,638
eBay Inc.	3.450%	8/1/24	8,346	9,084
eBay Inc.	1.900%	3/11/25	13,200	13,853
eBay Inc.	3.600%	6/5/27	12,787	14,552

80

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	eBay Inc.	2.700%	3/11/30	18,458	19,821
	eBay Inc.	4.000%	7/15/42	11,330	12,833
[6]	Expedia Group Inc.	3.600%	12/15/23	2,100	2,235
	Expedia Group Inc.	4.500%	8/15/24	8,705	9,510
	Expedia Group Inc.	5.000%	2/15/26	20,296	22,611
[6]	Expedia Group Inc.	4.625%	8/1/27	5,400	6,023
	Expedia Group Inc.	3.800%	2/15/28	12,525	13,431
	Expedia Group Inc.	3.250%	2/15/30	7,881	8,153
	Ford Foundation	2.415%	6/1/50	5,025	5,122
	Ford Foundation	2.815%	6/1/70	7,950	8,502
	General Motors Co.	4.875%	10/2/23	18,553	20,580
	General Motors Co.	5.400%	10/2/23	1,450	1,628
	General Motors Co.	4.000%	4/1/25	5,981	6,621
	General Motors Co.	6.125%	10/1/25	2,200	2,664
	General Motors Co.	4.200%	10/1/27	3,413	3,858
	General Motors Co.	5.000%	10/1/28	7,499	8,887
	General Motors Co.	5.000%	4/1/35	21,546	25,856
	General Motors Co.	6.600%	4/1/36	14,517	19,797
	General Motors Co.	5.150%	4/1/38	11,619	14,002
	General Motors Co.	6.250%	10/2/43	19,812	26,565
	General Motors Co.	5.200%	4/1/45	12,825	15,578
	General Motors Co.	6.750%	4/1/46	17,593	25,205
	General Motors Co.	5.400%	4/1/48	17,101	21,437
	General Motors Co.	5.950%	4/1/49	11,034	14,830
	General Motors Financial Co. Inc.	4.200%	3/1/21	15,688	15,734
	General Motors Financial Co. Inc.	3.550%	4/9/21	7,760	7,815
	General Motors Financial Co. Inc.	3.200%	7/6/21	11,731	11,852
	General Motors Financial Co. Inc.	4.375%	9/25/21	7,250	7,446
	General Motors Financial Co. Inc.	4.200%	11/6/21	4,850	4,989
	General Motors Financial Co. Inc.	3.450%	1/14/22	10,149	10,413
	General Motors Financial Co. Inc.	3.450%	4/10/22	18,685	19,231
	General Motors Financial Co. Inc.	3.150%	6/30/22	9,921	10,270
	General Motors Financial Co. Inc.	3.550%	7/8/22	6,550	6,836
	General Motors Financial Co. Inc.	3.250%	1/5/23	3,720	3,895
	General Motors Financial Co. Inc.	5.200%	3/20/23	12,350	13,540
	General Motors Financial Co. Inc.	3.700%	5/9/23	14,505	15,375
	General Motors Financial Co. Inc.	4.250%	5/15/23	13,437	14,496
	General Motors Financial Co. Inc.	4.150%	6/19/23	12,125	13,038
	General Motors Financial Co. Inc.	1.700%	8/18/23	16,000	16,390
	General Motors Financial Co. Inc.	5.100%	1/17/24	16,950	18,921
	General Motors Financial Co. Inc.	3.950%	4/13/24	15,896	17,265
	General Motors Financial Co. Inc.	3.500%	11/7/24	19,452	20,994
	General Motors Financial Co. Inc.	4.000%	1/15/25	27,522	30,212
	General Motors Financial Co. Inc.	2.900%	2/26/25	30,567	32,609
	General Motors Financial Co. Inc.	4.350%	4/9/25	12,965	14,517
	General Motors Financial Co. Inc.	2.750%	6/20/25	8,300	8,862
	General Motors Financial Co. Inc.	4.300%	7/13/25	33,537	37,568
	General Motors Financial Co. Inc.	5.250%	3/1/26	11,225	13,210
	General Motors Financial Co. Inc.	4.000%	10/6/26	15,121	16,984
	General Motors Financial Co. Inc.	4.350%	1/17/27	22,360	25,438
	General Motors Financial Co. Inc.	2.700%	8/20/27	12,700	13,398
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,550	8,365
	General Motors Financial Co. Inc.	5.650%	1/17/29	10,025	12,380
	General Motors Financial Co. Inc.	3.600%	6/21/30	14,000	15,560
	Genuine Parts Co.	1.875%	11/1/30	6,911	6,849
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,800	6,336
	GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	4,959	5,212
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	10,496	11,820
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	12,281	14,092
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	1,050	1,242
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	4,975	5,772
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	8,300	9,022
	Harley-Davidson Inc.	3.500%	7/28/25	8,306	9,039
	Harley-Davidson Inc.	4.625%	7/28/45	11,790	13,378

81

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Harman International Industries Inc.	4.150%	5/15/25	5,436	6,049
Home Depot Inc.	4.400%	4/1/21	35,273	35,272
Home Depot Inc.	3.250%	3/1/22	6,215	6,428
Home Depot Inc.	2.625%	6/1/22	6,750	6,958
Home Depot Inc.	2.700%	4/1/23	5,730	6,010
Home Depot Inc.	3.750%	2/15/24	16,673	18,275
Home Depot Inc.	3.350%	9/15/25	2,843	3,201
Home Depot Inc.	3.000%	4/1/26	15,550	17,329
Home Depot Inc.	2.125%	9/15/26	10,630	11,464
Home Depot Inc.	2.500%	4/15/27	20,257	22,145
Home Depot Inc.	2.800%	9/14/27	25,812	28,767
Home Depot Inc.	3.900%	12/6/28	8,583	10,283
Home Depot Inc.	2.950%	6/15/29	22,050	25,024
Home Depot Inc.	2.700%	4/15/30	26,335	29,350
Home Depot Inc.	5.875%	12/16/36	33,328	50,437
Home Depot Inc.	3.300%	4/15/40	18,570	21,850
Home Depot Inc.	5.400%	9/15/40	7,245	10,547
Home Depot Inc.	5.950%	4/1/41	10,732	16,673
Home Depot Inc.	4.200%	4/1/43	22,600	29,298
Home Depot Inc.	4.875%	2/15/44	12,874	18,135
Home Depot Inc.	4.400%	3/15/45	11,568	15,411
Home Depot Inc.	4.250%	4/1/46	16,603	22,112
Home Depot Inc.	3.900%	6/15/47	12,850	16,324
Home Depot Inc.	4.500%	12/6/48	13,830	19,389
Home Depot Inc.	3.125%	12/15/49	23,650	27,134
Home Depot Inc.	3.350%	4/15/50	20,150	23,861
Home Depot Inc.	3.500%	9/15/56	13,031	16,180
Hyatt Hotels Corp.	3.375%	7/15/23	5,101	5,348
Hyatt Hotels Corp.	4.850%	3/15/26	2,150	2,405
Hyatt Hotels Corp.	4.375%	9/15/28	8,528	9,356
Hyatt Hotels Corp.	5.750%	4/23/30	2,000	2,448
IHS Markit Ltd.	3.625%	5/1/24	5,170	5,635
IHS Markit Ltd.	4.750%	8/1/28	9,835	12,085
IHS Markit Ltd.	4.250%	5/1/29	8,382	10,090
JD.com Inc.	3.125%	4/29/21	5,000	5,038
JD.com Inc.	3.875%	4/29/26	5,420	6,029
JD.com Inc.	3.375%	1/14/30	9,400	10,221
JD.com Inc.	4.125%	1/14/50	4,850	5,335
Kohl’s Corp.	3.250%	2/1/23	1,108	1,140
Kohl’s Corp.	4.750%	12/15/23	584	625
Kohl’s Corp.	9.500%	5/15/25	4,649	6,026
Kohl’s Corp.	4.250%	7/17/25	11,347	12,311
Kohl’s Corp.	5.550%	7/17/45	6,100	6,542
Las Vegas Sands Corp.	3.200%	8/8/24	21,661	22,931
Las Vegas Sands Corp.	2.900%	6/25/25	8,000	8,355
Las Vegas Sands Corp.	3.500%	8/18/26	5,400	5,760
Las Vegas Sands Corp.	3.900%	8/8/29	5,325	5,733
Lear Corp.	3.800%	9/15/27	3,265	3,639
Lear Corp.	4.250%	5/15/29	7,950	9,028
Lear Corp.	3.500%	5/30/30	5,405	5,858
Lear Corp.	5.250%	5/15/49	8,030	9,792
Lennar Corp.	4.750%	11/15/22	6,600	6,996
Lennar Corp.	4.875%	12/15/23	2,800	3,097
Lennar Corp.	4.500%	4/30/24	13,700	15,190
Lennar Corp.	4.750%	5/30/25	7,500	8,569
Lennar Corp.	5.250%	6/1/26	7,300	8,650
Lennar Corp.	4.750%	11/29/27	13,800	16,301
Lowe’s Cos. Inc.	3.120%	4/15/22	8,993	9,247
Lowe’s Cos. Inc.	3.875%	9/15/23	14,801	16,072
Lowe’s Cos. Inc.	3.125%	9/15/24	9,424	10,224
Lowe’s Cos. Inc.	4.000%	4/15/25	4,600	5,226
Lowe’s Cos. Inc.	3.375%	9/15/25	16,083	17,937
Lowe’s Cos. Inc.	2.500%	4/15/26	18,062	19,535
Lowe’s Cos. Inc.	3.100%	5/3/27	18,965	21,254

82

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lowe’s Cos. Inc.	1.300%	4/15/28	13,460	13,549
Lowe’s Cos. Inc.	6.500%	3/15/29	1,214	1,643
Lowe’s Cos. Inc.	3.650%	4/5/29	26,466	30,850
Lowe’s Cos. Inc.	4.500%	4/15/30	14,105	17,455
Lowe’s Cos. Inc.	1.700%	10/15/30	16,158	16,288
Lowe’s Cos. Inc.	5.000%	4/15/40	7,928	10,780
Lowe’s Cos. Inc.	4.250%	9/15/44	1,119	1,329
Lowe’s Cos. Inc.	3.700%	4/15/46	16,613	19,530
Lowe’s Cos. Inc.	4.050%	5/3/47	20,050	24,805
Lowe’s Cos. Inc.	4.550%	4/5/49	14,400	19,132
Lowe’s Cos. Inc.	5.125%	4/15/50	8,000	11,815
Lowe’s Cos. Inc.	3.000%	10/15/50	14,000	14,904
Magna International Inc.	3.625%	6/15/24	17,202	18,772
Magna International Inc.	4.150%	10/1/25	3,914	4,485
Magna International Inc.	2.450%	6/15/30	4,750	5,102
Marriott International Inc.	3.125%	10/15/21	7,202	7,285
Marriott International Inc.	3.250%	9/15/22	4,850	4,977
Marriott International Inc.	2.125%	10/3/22	5,805	5,888
Marriott International Inc.	3.750%	3/15/25	7,348	7,948
Marriott International Inc.	5.750%	5/1/25	600	700
Marriott International Inc.	3.750%	10/1/25	6,310	6,807
Marriott International Inc.	3.125%	6/15/26	11,139	11,859
Marriott International Inc.	4.000%	4/15/28	9,920	10,880
Marriott International Inc.	4.650%	12/1/28	2,600	3,014
Marriott International Inc.	4.625%	6/15/30	9,250	10,843
Marriott International Inc.	3.500%	10/15/32	13,000	14,237
Mastercard Inc.	2.000%	11/21/21	4,405	4,471
Mastercard Inc.	3.375%	4/1/24	17,787	19,463
Mastercard Inc.	2.000%	3/3/25	13,267	14,078
Mastercard Inc.	2.950%	11/21/26	16,490	18,421
Mastercard Inc.	3.300%	3/26/27	14,050	16,014
Mastercard Inc.	3.500%	2/26/28	5,545	6,410
Mastercard Inc.	2.950%	6/1/29	9,571	10,767
Mastercard Inc.	3.350%	3/26/30	14,290	16,621
Mastercard Inc.	3.800%	11/21/46	7,663	9,679
Mastercard Inc.	3.950%	2/26/48	7,473	9,649
Mastercard Inc.	3.650%	6/1/49	16,175	19,992
Mastercard Inc.	3.850%	3/26/50	18,005	23,140
McDonald’s Corp.	2.625%	1/15/22	26,955	27,599
McDonald’s Corp.	3.350%	4/1/23	15,365	16,337
McDonald’s Corp.	3.250%	6/10/24	3,260	3,556
McDonald’s Corp.	3.375%	5/26/25	11,663	12,942
McDonald’s Corp.	3.300%	7/1/25	6,125	6,812
McDonald’s Corp.	1.450%	9/1/25	600	621
McDonald’s Corp.	3.700%	1/30/26	18,761	21,305
McDonald’s Corp.	3.500%	3/1/27	13,013	14,809
McDonald’s Corp.	3.500%	7/1/27	7,180	8,217
McDonald’s Corp.	3.800%	4/1/28	25,850	30,200
McDonald’s Corp.	2.625%	9/1/29	14,602	15,965
McDonald’s Corp.	2.125%	3/1/30	7,029	7,399
McDonald’s Corp.	3.600%	7/1/30	25,700	30,076
McDonald’s Corp.	4.700%	12/9/35	15,883	20,621
McDonald’s Corp.	6.300%	10/15/37	5,013	7,530
McDonald’s Corp.	6.300%	3/1/38	11,981	18,126
McDonald’s Corp.	5.700%	2/1/39	11,874	16,986
McDonald’s Corp.	3.700%	2/15/42	7,379	8,601
McDonald’s Corp.	3.625%	5/1/43	5,404	6,215
McDonald’s Corp.	4.600%	5/26/45	8,997	11,704
McDonald’s Corp.	4.875%	12/9/45	22,710	30,649
McDonald’s Corp.	4.450%	3/1/47	12,717	16,475
McDonald’s Corp.	4.450%	9/1/48	8,920	11,641
McDonald’s Corp.	3.625%	9/1/49	21,855	25,492
McDonald’s Corp.	4.200%	4/1/50	15,385	19,761
NIKE Inc.	2.250%	5/1/23	6,330	6,590

83

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NIKE Inc.	2.400%	3/27/25	6,150	6,614
	NIKE Inc.	2.375%	11/1/26	18,230	19,880
	NIKE Inc.	2.750%	3/27/27	11,950	13,210
	NIKE Inc.	2.850%	3/27/30	9,775	11,049
	NIKE Inc.	3.250%	3/27/40	10,131	11,740
	NIKE Inc.	3.625%	5/1/43	8,463	10,274
	NIKE Inc.	3.875%	11/1/45	14,854	18,985
	NIKE Inc.	3.375%	11/1/46	14,245	16,803
	NIKE Inc.	3.375%	3/27/50	19,250	23,652
	NVR Inc.	3.950%	9/15/22	8,836	9,279
	NVR Inc.	3.000%	5/15/30	11,700	12,707
	O’Reilly Automotive Inc.	3.800%	9/1/22	3,941	4,126
	O’Reilly Automotive Inc.	3.850%	6/15/23	7,425	7,951
	O’Reilly Automotive Inc.	3.550%	3/15/26	4,223	4,764
	O’Reilly Automotive Inc.	3.600%	9/1/27	20,994	23,976
	O’Reilly Automotive Inc.	4.350%	6/1/28	3,151	3,730
	O’Reilly Automotive Inc.	4.200%	4/1/30	5,748	6,891
	O’Reilly Automotive Inc.	1.750%	3/15/31	4,150	4,152
	PACCAR Financial Corp.	2.850%	3/1/22	3,140	3,234
	PACCAR Financial Corp.	2.650%	5/10/22	6,050	6,246
	PACCAR Financial Corp.	2.300%	8/10/22	4,825	4,982
	PACCAR Financial Corp.	2.000%	9/26/22	1,835	1,890
	PACCAR Financial Corp.	2.650%	4/6/23	5,200	5,473
	PACCAR Financial Corp.	3.400%	8/9/23	6,446	6,953
	PACCAR Financial Corp.	0.350%	8/11/23	4,850	4,850
	PACCAR Financial Corp.	2.150%	8/15/24	4,680	4,954
	PACCAR Financial Corp.	1.800%	2/6/25	7,330	7,677
	PulteGroup Inc.	5.500%	3/1/26	7,600	9,034
	PulteGroup Inc.	5.000%	1/15/27	8,000	9,440
	PulteGroup Inc.	6.375%	5/15/33	5,220	7,151
	PulteGroup Inc.	6.000%	2/15/35	4,000	5,460
	Ralph Lauren Corp.	1.700%	6/15/22	4,800	4,888
	Ralph Lauren Corp.	3.750%	9/15/25	5,281	5,942
	Ralph Lauren Corp.	2.950%	6/15/30	8,367	9,047
	Rockefeller Foundation	2.492%	10/1/50	14,250	14,522
	Ross Stores Inc.	4.600%	4/15/25	10,075	11,611
	Ross Stores Inc.	4.700%	4/15/27	9,250	10,995
	Sands China Ltd.	4.600%	8/8/23	21,745	23,240
	Sands China Ltd.	5.125%	8/8/25	23,691	26,564
[6]	Sands China Ltd.	3.800%	1/8/26	5,770	6,138
	Sands China Ltd.	5.400%	8/8/28	25,475	29,806
[6]	Sands China Ltd.	4.375%	6/18/30	12,416	13,797
	Starbucks Corp.	1.300%	5/7/22	5,176	5,239
	Starbucks Corp.	2.700%	6/15/22	4,986	5,133
	Starbucks Corp.	3.100%	3/1/23	16,473	17,401
	Starbucks Corp.	3.850%	10/1/23	8,936	9,691
	Starbucks Corp.	3.800%	8/15/25	26,525	30,183
	Starbucks Corp.	2.450%	6/15/26	16,086	17,383
	Starbucks Corp.	2.000%	3/12/27	2,000	2,121
	Starbucks Corp.	3.500%	3/1/28	6,068	6,949
	Starbucks Corp.	4.000%	11/15/28	7,725	9,140
	Starbucks Corp.	3.550%	8/15/29	1,650	1,916
	Starbucks Corp.	2.250%	3/12/30	8,285	8,737
	Starbucks Corp.	2.550%	11/15/30	15,455	16,682
	Starbucks Corp.	4.300%	6/15/45	4,409	5,400
	Starbucks Corp.	3.750%	12/1/47	9,325	10,863
	Starbucks Corp.	4.500%	11/15/48	17,491	22,516
	Starbucks Corp.	4.450%	8/15/49	10,125	13,258
	Starbucks Corp.	3.350%	3/12/50	5,825	6,489
	Starbucks Corp.	3.500%	11/15/50	15,550	17,852
	Tapestry Inc.	3.000%	7/15/22	3,814	3,898
	Tapestry Inc.	4.250%	4/1/25	6,176	6,662
	Tapestry Inc.	4.125%	7/15/27	10,050	10,846
	Target Corp.	2.900%	1/15/22	13,717	14,095

84

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Target Corp.	3.500%	7/1/24	17,045	18,868
Target Corp.	2.250%	4/15/25	7,000	7,506
Target Corp.	2.500%	4/15/26	10,868	11,973
Target Corp.	3.375%	4/15/29	14,867	17,377
Target Corp.	2.350%	2/15/30	2,900	3,154
Target Corp.	2.650%	9/15/30	16,175	18,140
Target Corp.	6.500%	10/15/37	5,687	9,166
Target Corp.	7.000%	1/15/38	6,920	11,513
Target Corp.	4.000%	7/1/42	10,000	13,369
Target Corp.	3.625%	4/15/46	8,150	10,247
Target Corp.	3.900%	11/15/47	675	882
TJX Cos. Inc.	2.500%	5/15/23	10,193	10,648
TJX Cos. Inc.	3.500%	4/15/25	20,428	22,793
TJX Cos. Inc.	2.250%	9/15/26	23,364	25,188
TJX Cos. Inc.	3.750%	4/15/27	28,367	32,772
TJX Cos. Inc.	1.150%	5/15/28	5,000	5,021
TJX Cos. Inc.	3.875%	4/15/30	10,000	11,982
TJX Cos. Inc.	1.600%	5/15/31	7,000	7,057
Toyota Motor Corp.	2.157%	7/2/22	8,933	9,179
Toyota Motor Corp.	3.419%	7/20/23	14,125	15,225
Toyota Motor Corp.	2.358%	7/2/24	8,435	8,949
Toyota Motor Corp.	3.669%	7/20/28	4,664	5,463
Toyota Motor Corp.	2.760%	7/2/29	7,350	8,232
Toyota Motor Credit Corp.	1.800%	10/7/21	3,400	3,437
Toyota Motor Credit Corp.	2.600%	1/11/22	13,858	14,182
Toyota Motor Credit Corp.	3.300%	1/12/22	17,136	17,677
Toyota Motor Credit Corp.	2.650%	4/12/22	29,325	30,195
Toyota Motor Credit Corp.	1.150%	5/26/22	16,000	16,192
Toyota Motor Credit Corp.	2.800%	7/13/22	4,293	4,454
Toyota Motor Credit Corp.	0.450%	7/22/22	3,125	3,132
Toyota Motor Credit Corp.	2.150%	9/8/22	16,735	17,246
Toyota Motor Credit Corp.	0.350%	10/14/22	14,075	14,109
Toyota Motor Credit Corp.	2.625%	1/10/23	9,405	9,829
Toyota Motor Credit Corp.	2.700%	1/11/23	8,390	8,789
Toyota Motor Credit Corp.	0.500%	8/14/23	8,100	8,134
Toyota Motor Credit Corp.	1.350%	8/25/23	10,000	10,252
Toyota Motor Credit Corp.	3.450%	9/20/23	1,400	1,515
Toyota Motor Credit Corp.	2.250%	10/18/23	5,903	6,204
Toyota Motor Credit Corp.	2.900%	4/17/24	11,628	12,501
Toyota Motor Credit Corp.	1.800%	2/13/25	14,650	15,339
Toyota Motor Credit Corp.	3.400%	4/14/25	12,240	13,637
Toyota Motor Credit Corp.	0.800%	10/16/25	12,600	12,658
Toyota Motor Credit Corp.	3.200%	1/11/27	10,973	12,271
Toyota Motor Credit Corp.	1.150%	8/13/27	8,214	8,254
Toyota Motor Credit Corp.	3.050%	1/11/28	12,585	14,117
Toyota Motor Credit Corp.	3.650%	1/8/29	6,826	8,023
Toyota Motor Credit Corp.	2.150%	2/13/30	11,300	12,072
Toyota Motor Credit Corp.	3.375%	4/1/30	8,024	9,387
Tractor Supply Co.	1.750%	11/1/30	8,400	8,444
VF Corp.	2.050%	4/23/22	6,100	6,227
VF Corp.	2.400%	4/23/25	7,125	7,607
VF Corp.	2.950%	4/23/30	7,250	7,978
Visa Inc.	2.150%	9/15/22	6,209	6,403
Visa Inc.	2.800%	12/14/22	32,492	33,991
Visa Inc.	3.150%	12/14/25	68,106	76,344
Visa Inc.	1.900%	4/15/27	18,330	19,474
Visa Inc.	0.750%	8/15/27	4,100	4,083
Visa Inc.	2.750%	9/15/27	21,448	23,849
Visa Inc.	2.050%	4/15/30	24,203	25,824
Visa Inc.	1.100%	2/15/31	12,275	12,031
Visa Inc.	4.150%	12/14/35	25,833	33,503
Visa Inc.	2.700%	4/15/40	12,513	13,610
Visa Inc.	4.300%	12/14/45	45,890	62,640
Visa Inc.	3.650%	9/15/47	9,459	11,818

85

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Visa Inc.	2.000%	8/15/50	23,975	22,629
Wal-Mart Stores Inc.	4.750%	10/2/43	11,932	16,261
Walgreen Co.	3.100%	9/15/22	13,337	13,914
Walgreen Co.	4.400%	9/15/42	4,082	4,391
Walgreens Boots Alliance Inc.	3.800%	11/18/24	22,416	24,704
Walgreens Boots Alliance Inc.	3.450%	6/1/26	22,730	25,174
Walgreens Boots Alliance Inc.	3.200%	4/15/30	2,686	2,913
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,768	5,436
Walgreens Boots Alliance Inc.	4.800%	11/18/44	22,221	25,161
Walgreens Boots Alliance Inc.	4.650%	6/1/46	11,769	12,931
Walgreens Boots Alliance Inc.	4.100%	4/15/50	10,300	10,930
Walmart Inc.	2.350%	12/15/22	28,137	29,252
Walmart Inc.	2.550%	4/11/23	22,260	23,284
Walmart Inc.	3.400%	6/26/23	13,925	14,955
Walmart Inc.	3.300%	4/22/24	24,698	26,867
Walmart Inc.	2.850%	7/8/24	9,535	10,312
Walmart Inc.	2.650%	12/15/24	21,111	22,796
Walmart Inc.	3.550%	6/26/25	31,287	35,397
Walmart Inc.	3.050%	7/8/26	26,350	29,589
Walmart Inc.	5.875%	4/5/27	15,020	19,192
Walmart Inc.	3.700%	6/26/28	30,716	36,101
Walmart Inc.	3.250%	7/8/29	14,500	16,783
Walmart Inc.	2.375%	9/24/29	11,850	12,916
Walmart Inc.	7.550%	2/15/30	7,005	10,704
Walmart Inc.	5.250%	9/1/35	23,639	34,330
Walmart Inc.	6.500%	8/15/37	2,149	3,456
Walmart Inc.	6.200%	4/15/38	15,519	24,558
Walmart Inc.	3.950%	6/28/38	12,600	15,980
Walmart Inc.	5.625%	4/1/40	8,670	13,218
Walmart Inc.	4.875%	7/8/40	6,285	8,800
Walmart Inc.	5.000%	10/25/40	3,715	5,348
Walmart Inc.	5.625%	4/15/41	4,275	6,517
Walmart Inc.	4.000%	4/11/43	14,347	18,340
Walmart Inc.	4.300%	4/22/44	8,704	11,749
Walmart Inc.	3.625%	12/15/47	8,484	10,744
Walmart Inc.	4.050%	6/29/48	30,294	41,027
Walmart Inc.	2.950%	9/24/49	40,005	45,950
Western Union Co.	3.600%	3/15/22	12,100	12,485
Western Union Co.	2.850%	1/10/25	5,700	6,123
Western Union Co.	6.200%	11/17/36	5,783	7,302
Western Union Co.	6.200%	6/21/40	3,400	4,202
Consumer Noncyclical (4.9%)
Abbott Laboratories	2.550%	3/15/22	9,775	10,044
Abbott Laboratories	3.400%	11/30/23	20,348	22,049
Abbott Laboratories	2.950%	3/15/25	8,535	9,354
Abbott Laboratories	3.875%	9/15/25	8,382	9,586
Abbott Laboratories	3.750%	11/30/26	17,582	20,563
Abbott Laboratories	1.150%	1/30/28	9,725	9,847
Abbott Laboratories	1.400%	6/30/30	5,000	5,066
Abbott Laboratories	4.750%	11/30/36	34,436	47,396
Abbott Laboratories	6.150%	11/30/37	6,657	10,440
Abbott Laboratories	6.000%	4/1/39	2,649	4,103
Abbott Laboratories	5.300%	5/27/40	5,964	8,788
Abbott Laboratories	4.750%	4/15/43	8,874	12,433
Abbott Laboratories	4.900%	11/30/46	42,728	62,971
AbbVie Inc.	3.450%	3/15/22	32,265	33,269
AbbVie Inc.	3.250%	10/1/22	23,242	24,205
AbbVie Inc.	2.900%	11/6/22	39,910	41,725
AbbVie Inc.	3.200%	11/6/22	41,268	43,228
AbbVie Inc.	2.300%	11/21/22	25,160	26,041
AbbVie Inc.	2.800%	3/15/23	9,290	9,701
AbbVie Inc.	2.850%	5/14/23	15,980	16,798
AbbVie Inc.	3.750%	11/14/23	14,000	15,260

86

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AbbVie Inc.	3.850%	6/15/24	15,071	16,542
AbbVie Inc.	2.600%	11/21/24	43,915	46,942
AbbVie Inc.	3.800%	3/15/25	44,244	49,315
AbbVie Inc.	3.600%	5/14/25	52,461	58,493
AbbVie Inc.	3.200%	5/14/26	34,992	38,834
AbbVie Inc.	2.950%	11/21/26	47,050	51,991
AbbVie Inc.	4.250%	11/14/28	20,546	24,603
AbbVie Inc.	3.200%	11/21/29	73,490	82,509
AbbVie Inc.	4.550%	3/15/35	19,872	25,104
AbbVie Inc.	4.500%	5/14/35	34,898	43,835
AbbVie Inc.	4.300%	5/14/36	15,756	19,409
AbbVie Inc.	4.050%	11/21/39	49,400	59,042
AbbVie Inc.	4.625%	10/1/42	9,439	12,031
AbbVie Inc.	4.400%	11/6/42	30,566	38,307
AbbVie Inc.	4.850%	6/15/44	20,569	26,712
AbbVie Inc.	4.750%	3/15/45	9,935	12,878
AbbVie Inc.	4.700%	5/14/45	38,482	50,087
AbbVie Inc.	4.450%	5/14/46	33,440	42,446
AbbVie Inc.	4.875%	11/14/48	21,190	28,674
AbbVie Inc.	4.250%	11/21/49	70,822	88,216
Adventist Health System/West	2.952%	3/1/29	6,875	7,431
Adventist Health System/West	3.630%	3/1/49	5,250	5,810
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,725	3,130
Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,400	1,448
Advocate Health & Hospitals Corp.	4.272%	8/15/48	5,075	6,597
Advocate Health & Hospitals Corp.	3.387%	10/15/49	5,915	6,668
Advocate Health & Hospitals Corp.	3.008%	6/15/50	4,525	4,876
Agilent Technologies Inc.	3.200%	10/1/22	6,175	6,428
Agilent Technologies Inc.	3.875%	7/15/23	7,106	7,647
Agilent Technologies Inc.	3.050%	9/22/26	5,775	6,378
Agilent Technologies Inc.	2.750%	9/15/29	1,830	1,994
Agilent Technologies Inc.	2.100%	6/4/30	8,125	8,429
Ahold Finance USA LLC	6.875%	5/1/29	1,205	1,672
AHS Hospital Corp.	5.024%	7/1/45	5,175	7,174
Allina Health System	3.887%	4/15/49	4,725	5,368
Altria Group Inc.	3.490%	2/14/22	12,475	12,903
Altria Group Inc.	2.850%	8/9/22	16,885	17,550
Altria Group Inc.	2.950%	5/2/23	12,915	13,606
Altria Group Inc.	4.000%	1/31/24	16,730	18,376
Altria Group Inc.	3.800%	2/14/24	13,257	14,461
Altria Group Inc.	2.350%	5/6/25	2,125	2,253
Altria Group Inc.	4.400%	2/14/26	20,355	23,587
Altria Group Inc.	2.625%	9/16/26	8,260	8,909
Altria Group Inc.	4.800%	2/14/29	33,380	39,840
Altria Group Inc.	3.400%	5/6/30	4,850	5,353
Altria Group Inc.	5.800%	2/14/39	33,678	44,243
Altria Group Inc.	4.250%	8/9/42	11,199	12,485
Altria Group Inc.	4.500%	5/2/43	14,692	16,847
Altria Group Inc.	5.375%	1/31/44	26,668	34,107
Altria Group Inc.	3.875%	9/16/46	12,634	13,296
Altria Group Inc.	5.950%	2/14/49	29,692	41,489
Altria Group Inc.	4.450%	5/6/50	5,348	6,328
Altria Group Inc.	6.200%	2/14/59	10,532	14,761
AmerisourceBergen Corp.	3.400%	5/15/24	6,762	7,345
AmerisourceBergen Corp.	3.250%	3/1/25	8,205	8,995
AmerisourceBergen Corp.	3.450%	12/15/27	10,450	11,914
AmerisourceBergen Corp.	2.800%	5/15/30	6,625	7,193
AmerisourceBergen Corp.	4.250%	3/1/45	1,685	2,048
AmerisourceBergen Corp.	4.300%	12/15/47	10,265	12,531
Amgen Inc.	2.700%	5/1/22	6,911	7,101
Amgen Inc.	2.650%	5/11/22	8,471	8,725
Amgen Inc.	3.625%	5/15/22	17,604	18,242
Amgen Inc.	2.250%	8/19/23	15,000	15,714
Amgen Inc.	3.625%	5/22/24	21,505	23,603

87

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	1.900%	2/21/25	7,223	7,593
	Amgen Inc.	3.125%	5/1/25	12,025	13,195
	Amgen Inc.	2.600%	8/19/26	25,217	27,515
	Amgen Inc.	2.200%	2/21/27	13,275	14,166
	Amgen Inc.	3.200%	11/2/27	11,456	12,869
	Amgen Inc.	2.450%	2/21/30	14,065	15,067
	Amgen Inc.	2.300%	2/25/31	19,000	20,165
	Amgen Inc.	3.150%	2/21/40	35,130	38,224
	Amgen Inc.	4.950%	10/1/41	14,046	18,585
	Amgen Inc.	5.150%	11/15/41	5,122	7,040
	Amgen Inc.	4.400%	5/1/45	28,987	36,573
	Amgen Inc.	4.563%	6/15/48	21,393	28,093
	Amgen Inc.	3.375%	2/21/50	45,590	50,579
	Amgen Inc.	4.663%	6/15/51	40,120	54,127
[6]	Amgen Inc.	2.770%	9/1/53	13,782	13,910
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	37,259	42,107
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	76,278	96,530
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	145,133	188,220
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	7,858	8,887
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	20,602	25,971
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	20,637	23,453
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	15,217	18,797
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	30,836	39,959
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	9,120	10,378
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	37,354	43,913
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	65,370	80,586
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	21,951	25,390
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	26,202	33,323
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,700	2,439
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	25,285	31,030
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,868	6,579
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	9,020	12,162
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,645	2,753
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,182	1,448
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	21,196	27,847
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	22,542	25,374
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	28,330	35,854
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	23,532	29,119
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	45,233	64,236
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	30,926	38,899
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	17,913	23,421
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	9,914	15,040
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	16,465	21,181
	Archer-Daniels-Midland Co.	2.750%	3/27/25	7,025	7,635
	Archer-Daniels-Midland Co.	2.500%	8/11/26	13,867	15,081
	Archer-Daniels-Midland Co.	3.250%	3/27/30	12,775	14,722
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,405	4,846
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,863	2,673
	Archer-Daniels-Midland Co.	3.750%	9/15/47	3,825	4,824
	Archer-Daniels-Midland Co.	4.500%	3/15/49	6,775	9,656
	Ascension Health	2.532%	11/15/29	6,999	7,625
	Ascension Health	3.106%	11/15/39	5,000	5,541
	Ascension Health	3.945%	11/15/46	7,850	10,104
[4]	Ascension Health	4.847%	11/15/53	9,550	14,209
	AstraZeneca plc	2.375%	6/12/22	10,861	11,159
	AstraZeneca plc	3.500%	8/17/23	11,751	12,662
	AstraZeneca plc	3.375%	11/16/25	25,911	29,124
	AstraZeneca plc	0.700%	4/8/26	22,850	22,708
	AstraZeneca plc	3.125%	6/12/27	8,830	9,853
	AstraZeneca plc	4.000%	1/17/29	12,417	14,792
	AstraZeneca plc	1.375%	8/6/30	16,310	16,099

88

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	6.450%	9/15/37	32,694	50,078
	AstraZeneca plc	4.000%	9/18/42	14,811	18,272
	AstraZeneca plc	4.375%	11/16/45	10,777	14,178
	AstraZeneca plc	4.375%	8/17/48	11,758	15,756
	AstraZeneca plc	2.125%	8/6/50	8,216	7,696
	Banner Health	2.338%	1/1/30	6,600	6,885
	Banner Health	1.897%	1/1/31	2,325	2,351
	Banner Health	3.181%	1/1/50	4,000	4,269
	Banner Health	2.913%	1/1/51	4,525	4,790
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	6,600	7,336
	BAT Capital Corp.	2.764%	8/15/22	19,675	20,363
	BAT Capital Corp.	3.222%	8/15/24	30,500	33,055
	BAT Capital Corp.	2.789%	9/6/24	11,975	12,814
	BAT Capital Corp.	3.215%	9/6/26	13,725	15,094
	BAT Capital Corp.	4.700%	4/2/27	11,390	13,412
	BAT Capital Corp.	3.557%	8/15/27	31,013	34,529
	BAT Capital Corp.	2.259%	3/25/28	24,475	25,350
	BAT Capital Corp.	3.462%	9/6/29	9,050	9,921
	BAT Capital Corp.	4.906%	4/2/30	14,020	16,905
	BAT Capital Corp.	2.726%	3/25/31	12,000	12,424
	BAT Capital Corp.	4.390%	8/15/37	29,675	33,250
	BAT Capital Corp.	3.734%	9/25/40	4,050	4,216
	BAT Capital Corp.	4.540%	8/15/47	23,150	25,629
	BAT Capital Corp.	4.758%	9/6/49	14,701	16,832
	BAT Capital Corp.	5.282%	4/2/50	20,255	25,014
	BAT Capital Corp.	3.984%	9/25/50	6,200	6,443
	BAT International Finance plc	1.668%	3/25/26	19,300	19,727
	Baxalta Inc.	3.600%	6/23/22	1,627	1,689
	Baxalta Inc.	4.000%	6/23/25	12,325	13,894
	Baxalta Inc.	5.250%	6/23/45	4,994	6,925
	Baxter International Inc.	1.700%	8/15/21	6,300	6,347
	Baxter International Inc.	2.600%	8/15/26	5,366	5,854
[6]	Baxter International Inc.	3.950%	4/1/30	5,811	6,920
[6]	Baxter International Inc.	1.730%	4/1/31	11,000	11,053
	Baxter International Inc.	3.500%	8/15/46	5,675	6,443
	BayCare Health System Inc.	3.831%	11/15/50	2,725	3,434
	Baylor Scott & White Holdings	4.185%	11/15/45	7,264	8,888
	Baylor Scott & White Holdings	3.967%	11/15/46	1,028	1,251
	Beam Suntory Inc.	3.250%	5/15/22	2,300	2,371
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,110
	Becton Dickinson & Co.	2.894%	6/6/22	17,102	17,659
	Becton Dickinson & Co.	3.300%	3/1/23	4,700	4,929
	Becton Dickinson & Co.	3.875%	5/15/24	100	108
	Becton Dickinson & Co.	3.363%	6/6/24	21,852	23,681
	Becton Dickinson & Co.	3.734%	12/15/24	18,419	20,397
	Becton Dickinson & Co.	3.700%	6/6/27	36,386	41,658
	Becton Dickinson & Co.	2.823%	5/20/30	1,500	1,648
	Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,780
	Becton Dickinson & Co.	4.685%	12/15/44	8,532	10,982
	Becton Dickinson & Co.	4.669%	6/6/47	19,262	25,197
	Bestfoods	7.250%	12/15/26	250	338
	Biogen Inc.	3.625%	9/15/22	15,479	16,329
	Biogen Inc.	4.050%	9/15/25	27,960	32,007
	Biogen Inc.	2.250%	5/1/30	23,500	24,432
	Biogen Inc.	5.200%	9/15/45	28,563	38,374
	Biogen Inc.	3.150%	5/1/50	19,584	20,133
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,966	5,617
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	3,875	3,972
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	4,286
	Boston Scientific Corp.	3.375%	5/15/22	2,373	2,471
	Boston Scientific Corp.	3.450%	3/1/24	10,845	11,739
	Boston Scientific Corp.	3.850%	5/15/25	10,519	11,847
	Boston Scientific Corp.	1.900%	6/1/25	7,575	7,926
	Boston Scientific Corp.	3.750%	3/1/26	20,943	23,766

89

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boston Scientific Corp.	4.000%	3/1/29	18,889	22,173
Boston Scientific Corp.	2.650%	6/1/30	14,350	15,357
Boston Scientific Corp.	7.000%	11/15/35	6,290	9,213
Boston Scientific Corp.	4.550%	3/1/39	11,602	14,775
Boston Scientific Corp.	7.375%	1/15/40	4,390	6,928
Boston Scientific Corp.	4.700%	3/1/49	17,995	24,488
Bristol-Myers Squibb Co.	2.600%	5/16/22	17,550	18,054
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,665	12,997
Bristol-Myers Squibb Co.	3.250%	8/15/22	20,293	21,302
Bristol-Myers Squibb Co.	3.550%	8/15/22	20,980	22,052
Bristol-Myers Squibb Co.	2.750%	2/15/23	8,550	8,955
Bristol-Myers Squibb Co.	3.250%	2/20/23	10,855	11,495
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	465
Bristol-Myers Squibb Co.	4.000%	8/15/23	6,755	7,393
Bristol-Myers Squibb Co.	3.250%	11/1/23	5,925	6,414
Bristol-Myers Squibb Co.	0.537%	11/13/23	7,975	7,979
Bristol-Myers Squibb Co.	3.625%	5/15/24	24,287	26,602
Bristol-Myers Squibb Co.	2.900%	7/26/24	51,825	56,019
Bristol-Myers Squibb Co.	3.875%	8/15/25	31,181	35,552
Bristol-Myers Squibb Co.	0.750%	11/13/25	8,000	8,010
Bristol-Myers Squibb Co.	3.200%	6/15/26	32,815	36,918
Bristol-Myers Squibb Co.	3.250%	2/27/27	292	331
Bristol-Myers Squibb Co.	1.125%	11/13/27	12,375	12,397
Bristol-Myers Squibb Co.	3.450%	11/15/27	24,587	28,218
Bristol-Myers Squibb Co.	3.900%	2/20/28	25,501	30,088
Bristol-Myers Squibb Co.	3.400%	7/26/29	53,830	62,089
Bristol-Myers Squibb Co.	1.450%	11/13/30	11,200	11,124
Bristol-Myers Squibb Co.	4.125%	6/15/39	24,816	31,406
Bristol-Myers Squibb Co.	5.700%	10/15/40	4,725	6,844
Bristol-Myers Squibb Co.	2.350%	11/13/40	6,825	6,957
Bristol-Myers Squibb Co.	3.250%	8/1/42	7,776	8,915
Bristol-Myers Squibb Co.	5.250%	8/15/43	7,478	10,553
Bristol-Myers Squibb Co.	4.500%	3/1/44	2,288	3,163
Bristol-Myers Squibb Co.	4.625%	5/15/44	10,706	14,388
Bristol-Myers Squibb Co.	5.000%	8/15/45	31,897	46,006
Bristol-Myers Squibb Co.	4.350%	11/15/47	24,731	33,373
Bristol-Myers Squibb Co.	4.550%	2/20/48	25,024	34,471
Bristol-Myers Squibb Co.	4.250%	10/26/49	39,196	52,512
Bristol-Myers Squibb Co.	2.550%	11/13/50	10,525	10,797
Brown-Forman Corp.	3.500%	4/15/25	4,978	5,512
Brown-Forman Corp.	4.500%	7/15/45	5,828	7,829
Bunge Ltd. Finance Corp.	3.000%	9/25/22	7,550	7,843
Bunge Ltd. Finance Corp.	4.350%	3/15/24	7,100	7,836
Bunge Ltd. Finance Corp.	1.630%	8/17/25	3,330	3,429
Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,565	8,403
Bunge Ltd. Finance Corp.	3.750%	9/25/27	6,475	7,394
Campbell Soup Co.	2.500%	8/2/22	2,814	2,904
Campbell Soup Co.	3.650%	3/15/23	3,712	3,961
Campbell Soup Co.	3.950%	3/15/25	12,448	14,020
Campbell Soup Co.	3.300%	3/19/25	7,225	7,902
Campbell Soup Co.	4.150%	3/15/28	11,490	13,476
Campbell Soup Co.	2.375%	4/24/30	6,350	6,659
Campbell Soup Co.	4.800%	3/15/48	8,885	11,869
Campbell Soup Co.	3.125%	4/24/50	6,698	7,076
Cardinal Health Inc.	2.616%	6/15/22	10,980	11,295
Cardinal Health Inc.	3.200%	6/15/22	3,350	3,470
Cardinal Health Inc.	3.200%	3/15/23	5,875	6,220
Cardinal Health Inc.	3.079%	6/15/24	12,380	13,308
Cardinal Health Inc.	3.500%	11/15/24	3,460	3,789
Cardinal Health Inc.	3.750%	9/15/25	5,887	6,644
Cardinal Health Inc.	3.410%	6/15/27	13,674	15,434
Cardinal Health Inc.	4.600%	3/15/43	5,440	6,441
Cardinal Health Inc.	4.500%	11/15/44	5,280	6,125
Cardinal Health Inc.	4.900%	9/15/45	4,820	5,937

90

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cardinal Health Inc.	4.368%	6/15/47	7,350	8,631
Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	7,215
Celgene Corp.	3.450%	11/15/27	275	316
Children’s Health System of Texas	2.511%	8/15/50	5,808	5,630
Children’s Hospital	2.928%	7/15/50	5,150	5,138
Children’s Hospital Corp.	4.115%	1/1/47	2,400	3,074
Children’s Hospital Corp.	2.585%	2/1/50	3,375	3,378
Children’s Hospital Medical Center	4.268%	5/15/44	3,950	4,959
Children’s Hospital of Philadelphia	2.704%	7/1/50	6,475	6,724
CHRISTUS Health	4.341%	7/1/28	6,750	7,965
Church & Dwight Co. Inc.	2.450%	8/1/22	2,080	2,141
Church & Dwight Co. Inc.	3.150%	8/1/27	6,450	7,140
Church & Dwight Co. Inc.	3.950%	8/1/47	4,596	5,751
Cigna Corp.	3.900%	2/15/22	19,168	19,864
Cigna Corp.	3.050%	11/30/22	9,990	10,419
Cigna Corp.	3.000%	7/15/23	23,667	24,974
Cigna Corp.	3.750%	7/15/23	8,646	9,326
Cigna Corp.	3.500%	6/15/24	8,587	9,358
Cigna Corp.	3.250%	4/15/25	9,664	10,576
Cigna Corp.	4.125%	11/15/25	25,837	29,697
Cigna Corp.	4.500%	2/25/26	23,009	26,667
Cigna Corp.	3.400%	3/1/27	28,458	31,948
Cigna Corp.	7.875%	5/15/27	985	1,338
Cigna Corp.	3.050%	10/15/27	16,670	18,543
Cigna Corp.	4.375%	10/15/28	49,550	59,684
Cigna Corp.	2.400%	3/15/30	30,125	31,968
Cigna Corp.	4.800%	8/15/38	28,318	36,421
Cigna Corp.	3.200%	3/15/40	16,491	17,955
Cigna Corp.	6.125%	11/15/41	5,557	8,021
Cigna Corp.	5.375%	2/15/42	633	840
Cigna Corp.	4.800%	7/15/46	19,386	25,391
Cigna Corp.	3.875%	10/15/47	11,500	13,475
Cigna Corp.	4.900%	12/15/48	35,745	48,838
Cigna Corp.	3.400%	3/15/50	21,144	23,632
City of Hope	5.623%	11/15/43	2,040	2,919
City of Hope	4.378%	8/15/48	9,600	11,602
Cleveland Clinic Foundation	4.858%	1/1/14	4,880	6,889
Clorox Co.	3.050%	9/15/22	7,522	7,810
Clorox Co.	3.500%	12/15/24	8,475	9,364
Clorox Co.	3.100%	10/1/27	7,097	7,947
Clorox Co.	3.900%	5/15/28	6,400	7,509
Clorox Co.	1.800%	5/15/30	2,600	2,666
Coca-Cola Co.	2.500%	4/1/23	3,870	4,067
Coca-Cola Co.	3.200%	11/1/23	18,220	19,724
Coca-Cola Co.	1.750%	9/6/24	13,571	14,199
Coca-Cola Co.	2.950%	3/25/25	12,133	13,330
Coca-Cola Co.	2.875%	10/27/25	23,365	25,911
Coca-Cola Co.	2.550%	6/1/26	9,975	10,901
Coca-Cola Co.	2.250%	9/1/26	24,790	26,877
Coca-Cola Co.	3.375%	3/25/27	12,783	14,626
Coca-Cola Co.	2.900%	5/25/27	3,000	3,340
Coca-Cola Co.	1.450%	6/1/27	26,058	26,793
Coca-Cola Co.	1.000%	3/15/28	9,100	9,127
Coca-Cola Co.	2.125%	9/6/29	7,300	7,797
Coca-Cola Co.	3.450%	3/25/30	13,500	15,827
Coca-Cola Co.	1.650%	6/1/30	19,725	20,208
Coca-Cola Co.	1.375%	3/15/31	8,000	7,974
Coca-Cola Co.	4.125%	3/25/40	1,670	2,152
Coca-Cola Co.	2.500%	6/1/40	19,300	20,468
Coca-Cola Co.	4.200%	3/25/50	11,300	15,516
Coca-Cola Co.	2.600%	6/1/50	19,340	20,375
Coca-Cola Co.	2.500%	3/15/51	13,850	14,287
Coca-Cola Co.	2.750%	6/1/60	13,550	14,612

91

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,300	9,245
	Coca-Cola European Partners plc	3.250%	8/19/21	1,575	1,588
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	5,850	6,332
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,550	2,569
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,525	17,535
	Colgate-Palmolive Co.	2.250%	11/15/22	7,175	7,441
	Colgate-Palmolive Co.	1.950%	2/1/23	5,075	5,251
	Colgate-Palmolive Co.	2.100%	5/1/23	5,634	5,865
	Colgate-Palmolive Co.	3.250%	3/15/24	6,400	6,965
	Colgate-Palmolive Co.	4.000%	8/15/45	8,442	11,319
	Colgate-Palmolive Co.	3.700%	8/1/47	4,963	6,444
	CommonSpirit Health	2.950%	11/1/22	6,087	6,368
	CommonSpirit Health	2.760%	10/1/24	7,030	7,549
	CommonSpirit Health	1.547%	10/1/25	5,730	5,880
	CommonSpirit Health	3.347%	10/1/29	11,800	12,967
	CommonSpirit Health	2.782%	10/1/30	5,105	5,399
[4]	CommonSpirit Health	4.350%	11/1/42	14,295	16,677
	CommonSpirit Health	3.817%	10/1/49	3,650	4,128
	CommonSpirit Health	4.187%	10/1/49	15,705	18,235
	CommonSpirit Health	3.910%	10/1/50	6,945	7,696
	Community Health Network Inc.	3.099%	5/1/50	11,500	11,574
	Conagra Brands Inc.	3.250%	9/15/22	9,012	9,423
	Conagra Brands Inc.	3.200%	1/25/23	4,552	4,788
	Conagra Brands Inc.	4.300%	5/1/24	14,943	16,673
	Conagra Brands Inc.	4.600%	11/1/25	12,219	14,397
	Conagra Brands Inc.	1.375%	11/1/27	12,400	12,486
	Conagra Brands Inc.	7.000%	10/1/28	1,070	1,442
	Conagra Brands Inc.	4.850%	11/1/28	11,507	14,278
	Conagra Brands Inc.	8.250%	9/15/30	8,207	12,264
	Conagra Brands Inc.	5.300%	11/1/38	15,389	20,460
	Conagra Brands Inc.	5.400%	11/1/48	10,510	14,834
	Constellation Brands Inc.	2.700%	5/9/22	9,210	9,470
	Constellation Brands Inc.	2.650%	11/7/22	15,800	16,426
	Constellation Brands Inc.	3.200%	2/15/23	9,000	9,503
	Constellation Brands Inc.	4.250%	5/1/23	20,715	22,559
	Constellation Brands Inc.	4.750%	11/15/24	8,643	9,915
	Constellation Brands Inc.	4.400%	11/15/25	15,026	17,428
	Constellation Brands Inc.	4.750%	12/1/25	6,172	7,306
	Constellation Brands Inc.	3.700%	12/6/26	8,240	9,416
	Constellation Brands Inc.	3.500%	5/9/27	5,911	6,683
	Constellation Brands Inc.	3.600%	2/15/28	11,100	12,659
	Constellation Brands Inc.	4.650%	11/15/28	6,500	7,868
	Constellation Brands Inc.	3.150%	8/1/29	17,725	19,688
	Constellation Brands Inc.	2.875%	5/1/30	1,579	1,728
	Constellation Brands Inc.	4.500%	5/9/47	9,756	12,315
	Constellation Brands Inc.	4.100%	2/15/48	9,530	11,504
	Constellation Brands Inc.	5.250%	11/15/48	6,660	9,341
	Constellation Brands Inc.	3.750%	5/1/50	10,200	11,957
	Cottage Health Obligated Group	3.304%	11/1/49	6,075	6,774
	CVS Health Corp.	3.500%	7/20/22	13,900	14,507
	CVS Health Corp.	2.750%	12/1/22	20,080	20,856
	CVS Health Corp.	4.750%	12/1/22	6,995	7,480
	CVS Health Corp.	3.700%	3/9/23	53,200	56,855
	CVS Health Corp.	3.375%	8/12/24	17,526	19,106
	CVS Health Corp.	2.625%	8/15/24	1,832	1,960
	CVS Health Corp.	3.875%	7/20/25	42,966	48,601
	CVS Health Corp.	2.875%	6/1/26	39,460	43,342
	CVS Health Corp.	3.000%	8/15/26	8,300	9,158
	CVS Health Corp.	3.625%	4/1/27	3,975	4,532
	CVS Health Corp.	6.250%	6/1/27	1,000	1,283
	CVS Health Corp.	1.300%	8/21/27	26,500	26,690
	CVS Health Corp.	4.300%	3/25/28	106,825	127,061
	CVS Health Corp.	3.250%	8/15/29	32,590	36,705
	CVS Health Corp.	3.750%	4/1/30	23,625	27,490

92

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	1.750%	8/21/30	17,400	17,408
CVS Health Corp.	1.875%	2/28/31	14,400	14,540
CVS Health Corp.	4.875%	7/20/35	9,170	11,899
CVS Health Corp.	4.780%	3/25/38	62,368	78,814
CVS Health Corp.	6.125%	9/15/39	4,857	6,978
CVS Health Corp.	4.125%	4/1/40	11,926	14,184
CVS Health Corp.	2.700%	8/21/40	16,233	16,429
CVS Health Corp.	5.300%	12/5/43	16,060	21,712
CVS Health Corp.	5.125%	7/20/45	51,263	68,709
CVS Health Corp.	5.050%	3/25/48	97,150	131,225
CVS Health Corp.	4.250%	4/1/50	16,654	20,749
Danaher Corp.	3.350%	9/15/25	6,569	7,331
Danaher Corp.	4.375%	9/15/45	5,348	7,022
Danaher Corp.	2.600%	10/1/50	13,000	13,433
Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	5,420
Delhaize America LLC	9.000%	4/15/31	3,805	6,094
Dentsply Sirona Inc.	3.250%	6/1/30	9,603	10,685
DH Europe Finance II Sarl	2.050%	11/15/22	11,000	11,343
DH Europe Finance II Sarl	2.200%	11/15/24	8,500	8,947
DH Europe Finance II Sarl	2.600%	11/15/29	11,120	12,109
DH Europe Finance II Sarl	3.250%	11/15/39	10,950	12,462
DH Europe Finance II Sarl	3.400%	11/15/49	10,505	12,426
Diageo Capital plc	2.625%	4/29/23	12,401	12,989
Diageo Capital plc	3.500%	9/18/23	270	291
Diageo Capital plc	2.125%	10/24/24	13,450	14,173
Diageo Capital plc	1.375%	9/29/25	9,000	9,235
Diageo Capital plc	3.875%	5/18/28	3,500	4,081
Diageo Capital plc	2.375%	10/24/29	12,750	13,702
Diageo Capital plc	2.000%	4/29/30	14,725	15,302
Diageo Capital plc	2.125%	4/29/32	15,427	16,251
Diageo Capital plc	5.875%	9/30/36	3,628	5,233
Diageo Capital plc	3.875%	4/29/43	6,516	8,059
Diageo Investment Corp.	2.875%	5/11/22	17,885	18,510
Diageo Investment Corp.	7.450%	4/15/35	2,450	4,111
Diageo Investment Corp.	4.250%	5/11/42	5,247	6,690
Dignity Health	3.125%	11/1/22	2,000	2,075
Dignity Health	3.812%	11/1/24	4,675	5,084
Dignity Health	4.500%	11/1/42	6,025	6,759
Dignity Health	5.267%	11/1/64	2,150	2,898
Duke University Health System Inc.	3.920%	6/1/47	6,755	8,397
Edwards Lifesciences Corp.	4.300%	6/15/28	6,000	7,109
Eli Lilly & Co.	2.350%	5/15/22	1,900	1,955
Eli Lilly & Co.	2.750%	6/1/25	6,701	7,312
Eli Lilly & Co.	3.375%	3/15/29	14,355	16,650
Eli Lilly & Co.	3.950%	5/15/47	1,000	1,278
Eli Lilly & Co.	3.950%	3/15/49	20,240	26,383
Eli Lilly & Co.	4.150%	3/15/59	22,025	30,086
Eli Lilly & Co.	2.250%	5/15/50	25,755	25,285
Eli Lilly & Co.	2.500%	9/15/60	13,600	13,785
Estee Lauder Cos. Inc.	2.000%	12/1/24	2,450	2,585
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,525	8,454
Estee Lauder Cos. Inc.	2.375%	12/1/29	10,825	11,700
Estee Lauder Cos. Inc.	2.600%	4/15/30	12,650	13,883
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,212	4,759
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,673	7,454
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,120	9,349
Estee Lauder Cos. Inc.	3.125%	12/1/49	7,042	8,075
Flowers Foods Inc.	4.375%	4/1/22	3,637	3,766
Flowers Foods Inc.	3.500%	10/1/26	4,275	4,768
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,160	1,212
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	6,590	8,210
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	28,295	31,437
Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,350	2,779

93

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	3.150%	12/15/21	17,553	17,896
	General Mills Inc.	2.600%	10/12/22	6,605	6,858
	General Mills Inc.	3.700%	10/17/23	14,425	15,699
	General Mills Inc.	3.650%	2/15/24	7,116	7,719
	General Mills Inc.	4.000%	4/17/25	1,224	1,383
	General Mills Inc.	3.200%	2/10/27	12,220	13,690
	General Mills Inc.	4.200%	4/17/28	20,266	24,268
	General Mills Inc.	2.875%	4/15/30	16,643	18,448
	General Mills Inc.	4.550%	4/17/38	12,000	15,381
	General Mills Inc.	5.400%	6/15/40	5,750	8,085
	General Mills Inc.	4.150%	2/15/43	5,902	7,411
	General Mills Inc.	4.700%	4/17/48	4,832	6,789
	Gilead Sciences Inc.	4.400%	12/1/21	24,836	25,518
	Gilead Sciences Inc.	1.950%	3/1/22	100	102
	Gilead Sciences Inc.	3.250%	9/1/22	9,375	9,785
	Gilead Sciences Inc.	2.500%	9/1/23	15,917	16,754
	Gilead Sciences Inc.	0.750%	9/29/23	8,000	8,020
	Gilead Sciences Inc.	3.700%	4/1/24	33,090	36,146
	Gilead Sciences Inc.	3.500%	2/1/25	27,013	29,843
	Gilead Sciences Inc.	3.650%	3/1/26	24,015	27,235
	Gilead Sciences Inc.	2.950%	3/1/27	18,798	20,745
	Gilead Sciences Inc.	1.200%	10/1/27	5,000	5,035
	Gilead Sciences Inc.	1.650%	10/1/30	6,137	6,145
	Gilead Sciences Inc.	4.600%	9/1/35	14,304	18,440
	Gilead Sciences Inc.	4.000%	9/1/36	9,362	11,291
	Gilead Sciences Inc.	2.600%	10/1/40	5,000	5,033
	Gilead Sciences Inc.	5.650%	12/1/41	10,571	15,241
	Gilead Sciences Inc.	4.800%	4/1/44	25,384	33,436
	Gilead Sciences Inc.	4.500%	2/1/45	26,244	33,384
	Gilead Sciences Inc.	4.750%	3/1/46	37,286	49,378
	Gilead Sciences Inc.	4.150%	3/1/47	17,652	21,674
	Gilead Sciences Inc.	2.800%	10/1/50	9,200	9,156
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	10,895	11,494
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	15,600	16,712
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	20,085	22,620
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	27,750	32,980
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	5,661	8,094
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	22,133	34,933
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,505	5,794
	GlaxoSmithKline Capital plc	2.850%	5/8/22	12,406	12,825
	GlaxoSmithKline Capital plc	2.875%	6/1/22	28,974	29,988
	GlaxoSmithKline Capital plc	0.534%	10/1/23	12,000	12,044
	GlaxoSmithKline Capital plc	3.000%	6/1/24	14,263	15,404
	GlaxoSmithKline Capital plc	3.375%	6/1/29	8,750	10,161
	Hackensack Meridian Health Inc.	2.675%	9/1/41	6,650	6,688
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,225	7,890
	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,400	6,559
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	4,088
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	4,710	4,952
	Hasbro Inc.	3.550%	11/19/26	5,461	6,085
	Hasbro Inc.	3.500%	9/15/27	5,303	5,797
	Hasbro Inc.	3.900%	11/19/29	7,030	7,951
	Hasbro Inc.	6.350%	3/15/40	5,776	7,448
	Hasbro Inc.	5.100%	5/15/44	8,902	10,052
	HCA Inc.	4.750%	5/1/23	14,240	15,504
	HCA Inc.	5.000%	3/15/24	27,159	30,486
	HCA Inc.	5.250%	4/15/25	25,485	29,722
	HCA Inc.	5.250%	6/15/26	27,749	32,744
	HCA Inc.	4.500%	2/15/27	6,760	7,858
	HCA Inc.	4.125%	6/15/29	22,224	25,780
	HCA Inc.	5.125%	6/15/39	14,890	18,892
	HCA Inc.	5.500%	6/15/47	24,210	31,957
	HCA Inc.	5.250%	6/15/49	17,680	23,161
	Hershey Co.	2.625%	5/1/23	7,400	7,740

94

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hershey Co.	3.375%	5/15/23	9,930	10,633
Hershey Co.	2.050%	11/15/24	1,200	1,267
Hershey Co.	3.200%	8/21/25	5,020	5,587
Hershey Co.	2.300%	8/15/26	9,558	10,342
Hershey Co.	2.450%	11/15/29	3,850	4,202
Hershey Co.	1.700%	6/1/30	5,098	5,226
Hershey Co.	3.375%	8/15/46	485	566
Hershey Co.	3.125%	11/15/49	11,091	12,569
Hershey Co.	2.650%	6/1/50	2,660	2,814
Hormel Foods Corp.	1.800%	6/11/30	12,550	12,958
IHC Health Services Inc.	4.131%	5/15/48	5,069	6,575
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,775	8,564
Ingredion Inc.	3.200%	10/1/26	5,485	6,092
Ingredion Inc.	2.900%	6/1/30	10,500	11,529
Ingredion Inc.	3.900%	6/1/50	5,725	6,793
Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	9,123
Iowa Health System	3.665%	2/15/50	7,625	8,700
JM Smucker Co.	3.500%	10/15/21	8,258	8,460
JM Smucker Co.	3.000%	3/15/22	4,570	4,710
JM Smucker Co.	3.500%	3/15/25	12,052	13,409
JM Smucker Co.	3.375%	12/15/27	12,600	14,186
JM Smucker Co.	2.375%	3/15/30	8,825	9,328
JM Smucker Co.	4.250%	3/15/35	6,841	8,379
JM Smucker Co.	4.375%	3/15/45	7,025	8,746
JM Smucker Co.	3.550%	3/15/50	4,340	4,890
Johns Hopkins Health System Corp.	3.837%	5/15/46	5,800	7,231
Johnson & Johnson	2.450%	12/5/21	8,050	8,215
Johnson & Johnson	2.250%	3/3/22	14,293	14,597
Johnson & Johnson	2.050%	3/1/23	7,010	7,255
Johnson & Johnson	3.375%	12/5/23	12,000	13,094
Johnson & Johnson	2.625%	1/15/25	12,049	13,043
Johnson & Johnson	0.550%	9/1/25	15,000	15,075
Johnson & Johnson	2.450%	3/1/26	25,601	27,843
Johnson & Johnson	2.950%	3/3/27	12,800	14,321
Johnson & Johnson	0.950%	9/1/27	6,950	6,977
Johnson & Johnson	2.900%	1/15/28	17,557	19,787
Johnson & Johnson	6.950%	9/1/29	3,195	4,647
Johnson & Johnson	1.300%	9/1/30	22,600	22,649
Johnson & Johnson	4.950%	5/15/33	8,008	11,040
Johnson & Johnson	4.375%	12/5/33	17,974	23,731
Johnson & Johnson	3.550%	3/1/36	12,740	15,580
Johnson & Johnson	3.625%	3/3/37	16,985	20,811
Johnson & Johnson	5.950%	8/15/37	12,233	18,983
Johnson & Johnson	3.400%	1/15/38	11,822	14,118
Johnson & Johnson	5.850%	7/15/38	5,349	8,267
Johnson & Johnson	2.100%	9/1/40	18,675	18,790
Johnson & Johnson	4.500%	9/1/40	8,597	11,784
Johnson & Johnson	4.850%	5/15/41	1,440	2,016
Johnson & Johnson	4.500%	12/5/43	9,123	12,672
Johnson & Johnson	3.700%	3/1/46	24,168	30,814
Johnson & Johnson	3.750%	3/3/47	20,445	26,290
Johnson & Johnson	3.500%	1/15/48	6,453	8,022
Johnson & Johnson	2.250%	9/1/50	14,000	14,084
Johnson & Johnson	2.450%	9/1/60	14,475	14,975
Kaiser Foundation Hospitals	3.500%	4/1/22	3,590	3,718
Kaiser Foundation Hospitals	3.150%	5/1/27	7,510	8,466
Kaiser Foundation Hospitals	4.875%	4/1/42	9,275	12,681
Kaiser Foundation Hospitals	4.150%	5/1/47	14,991	19,419
Kaiser Foundation Hospitals	3.266%	11/1/49	16,010	18,250
Kellogg Co.	2.650%	12/1/23	10,583	11,291
Kellogg Co.	3.250%	4/1/26	10,018	11,237
Kellogg Co.	3.400%	11/15/27	11,100	12,594
Kellogg Co.	4.300%	5/15/28	5,750	6,854
Kellogg Co.	2.100%	6/1/30	6,250	6,542

95

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kellogg Co.	7.450%	4/1/31	7,700	11,626
	Kellogg Co.	4.500%	4/1/46	8,150	10,502
	Keurig Dr Pepper Inc.	2.700%	11/15/22	4,072	4,213
	Keurig Dr Pepper Inc.	4.057%	5/25/23	16,200	17,592
	Keurig Dr Pepper Inc.	3.130%	12/15/23	5,650	6,070
	Keurig Dr Pepper Inc.	4.417%	5/25/25	18,001	20,705
	Keurig Dr Pepper Inc.	3.400%	11/15/25	7,800	8,698
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,724	6,236
	Keurig Dr Pepper Inc.	3.430%	6/15/27	7,250	8,224
	Keurig Dr Pepper Inc.	4.597%	5/25/28	24,001	29,115
	Keurig Dr Pepper Inc.	3.200%	5/1/30	10,575	11,967
	Keurig Dr Pepper Inc.	7.450%	5/1/38	678	1,058
	Keurig Dr Pepper Inc.	4.985%	5/25/38	6,375	8,533
	Keurig Dr Pepper Inc.	4.500%	11/15/45	16,636	21,208
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,095	3,898
	Keurig Dr Pepper Inc.	5.085%	5/25/48	465	652
	Keurig Dr Pepper Inc.	3.800%	5/1/50	9,025	10,795
	Kimberly-Clark Corp.	2.400%	3/1/22	5,925	6,073
	Kimberly-Clark Corp.	2.400%	6/1/23	5,793	6,082
	Kimberly-Clark Corp.	3.050%	8/15/25	4,530	5,033
	Kimberly-Clark Corp.	2.750%	2/15/26	7,135	7,910
	Kimberly-Clark Corp.	1.050%	9/15/27	3,000	3,030
	Kimberly-Clark Corp.	3.950%	11/1/28	3,800	4,564
	Kimberly-Clark Corp.	3.200%	4/25/29	6,163	7,092
	Kimberly-Clark Corp.	3.100%	3/26/30	9,005	10,340
	Kimberly-Clark Corp.	6.625%	8/1/37	2,253	3,682
	Kimberly-Clark Corp.	5.300%	3/1/41	10,243	14,846
	Kimberly-Clark Corp.	3.700%	6/1/43	3,129	3,896
	Kimberly-Clark Corp.	3.200%	7/30/46	5,965	7,051
	Kimberly-Clark Corp.	3.900%	5/4/47	4,355	5,590
	Kimberly-Clark Corp.	2.875%	2/7/50	6,410	7,188
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,419	3,525
	Koninklijke Philips NV	6.875%	3/11/38	5,230	8,162
	Koninklijke Philips NV	5.000%	3/15/42	10,699	14,359
	Kroger Co.	3.400%	4/15/22	3,783	3,904
	Kroger Co.	2.800%	8/1/22	3,625	3,754
	Kroger Co.	3.850%	8/1/23	7,190	7,753
	Kroger Co.	4.000%	2/1/24	5,286	5,798
	Kroger Co.	3.500%	2/1/26	4,800	5,383
	Kroger Co.	2.650%	10/15/26	13,100	14,322
	Kroger Co.	3.700%	8/1/27	5,200	5,977
	Kroger Co.	7.700%	6/1/29	5,250	7,366
	Kroger Co.	8.000%	9/15/29	4,085	5,907
	Kroger Co.	2.200%	5/1/30	4,300	4,497
	Kroger Co.	7.500%	4/1/31	5,500	8,054
	Kroger Co.	6.900%	4/15/38	5,719	8,630
	Kroger Co.	5.400%	7/15/40	3,937	5,294
	Kroger Co.	5.000%	4/15/42	5,397	7,134
	Kroger Co.	5.150%	8/1/43	2,867	3,902
	Kroger Co.	3.875%	10/15/46	12,315	14,402
	Kroger Co.	4.450%	2/1/47	11,722	14,758
	Kroger Co.	4.650%	1/15/48	11,736	15,205
	Kroger Co.	5.400%	1/15/49	3,267	4,730
	Kroger Co.	3.950%	1/15/50	10,042	12,072
	Laboratory Corp. of America Holdings	3.200%	2/1/22	5,205	5,361
	Laboratory Corp. of America Holdings	3.750%	8/23/22	1,635	1,711
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,800	3,049
	Laboratory Corp. of America Holdings	3.250%	9/1/24	9,415	10,239
	Laboratory Corp. of America Holdings	2.300%	12/1/24	6,710	7,104
	Laboratory Corp. of America Holdings	3.600%	2/1/25	8,075	8,922
	Laboratory Corp. of America Holdings	3.600%	9/1/27	7,325	8,360
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,525	8,290
	Laboratory Corp. of America Holdings	4.700%	2/1/45	12,706	16,626
[4]	Mayo Clinic	3.774%	11/15/43	6,216	7,477

96

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mayo Clinic	4.000%	11/15/47	3,275	4,143
[4]	Mayo Clinic	4.128%	11/15/52	2,475	3,245
	McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,055
	McCormick & Co. Inc.	2.700%	8/15/22	2,023	2,088
	McCormick & Co. Inc.	3.150%	8/15/24	9,158	9,922
	McCormick & Co. Inc.	3.400%	8/15/27	9,869	11,082
	McCormick & Co. Inc.	2.500%	4/15/30	10,025	10,728
	McCormick & Co. Inc.	4.200%	8/15/47	3,813	4,835
	McKesson Corp.	2.700%	12/15/22	5,800	6,024
	McKesson Corp.	2.850%	3/15/23	350	366
	McKesson Corp.	3.796%	3/15/24	13,080	14,339
	McKesson Corp.	0.900%	12/3/25	5,575	5,589
	McKesson Corp.	3.950%	2/16/28	7,182	8,376
	McKesson Corp.	4.750%	5/30/29	5,400	6,642
	McKesson Corp.	4.883%	3/15/44	1,000	1,255
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,823	13,626
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,850	10,135
	Mead Johnson Nutrition Co.	4.600%	6/1/44	16,823	22,254
[4]	MedStar Health Inc.	3.626%	8/15/49	4,000	4,657
	Medtronic Inc.	3.500%	3/15/25	14,668	16,429
	Medtronic Inc.	4.375%	3/15/35	38,049	51,152
	Medtronic Inc.	4.625%	3/15/45	22,690	32,116
	Memorial Health Services	3.447%	11/1/49	7,300	7,816
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,440	1,944
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,650	2,808
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	11,705	15,180
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,560	2,072
	Merck & Co. Inc.	2.350%	2/10/22	15,943	16,302
	Merck & Co. Inc.	2.400%	9/15/22	13,990	14,428
	Merck & Co. Inc.	2.800%	5/18/23	27,399	29,041
	Merck & Co. Inc.	2.900%	3/7/24	6,585	7,095
	Merck & Co. Inc.	2.750%	2/10/25	30,849	33,507
	Merck & Co. Inc.	0.750%	2/24/26	12,450	12,555
	Merck & Co. Inc.	3.400%	3/7/29	23,135	26,893
	Merck & Co. Inc.	1.450%	6/24/30	13,505	13,616
	Merck & Co. Inc.	6.500%	12/1/33	9,350	14,521
	Merck & Co. Inc.	3.900%	3/7/39	11,062	13,972
	Merck & Co. Inc.	2.350%	6/24/40	15,447	15,930
	Merck & Co. Inc.	3.600%	9/15/42	12,459	15,333
	Merck & Co. Inc.	4.150%	5/18/43	13,922	18,165
	Merck & Co. Inc.	3.700%	2/10/45	28,681	35,659
	Merck & Co. Inc.	4.000%	3/7/49	20,340	26,817
	Merck & Co. Inc.	2.450%	6/24/50	16,315	16,807
	Mercy Health	4.302%	7/1/28	2,890	3,330
	Methodist Hospital	2.705%	12/1/50	6,600	6,749
	MidMichigan Health	3.409%	6/1/50	4,125	4,585
	Molson Coors Beverage Co.	3.500%	5/1/22	2,138	2,225
	Molson Coors Beverage Co.	3.000%	7/15/26	24,515	26,879
	Molson Coors Beverage Co.	5.000%	5/1/42	15,058	18,817
	Molson Coors Beverage Co.	4.200%	7/15/46	22,916	26,218
[6]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	5,000	5,144
	Mondelez International Inc.	0.625%	7/1/22	12,125	12,184
	Mondelez International Inc.	2.125%	4/13/23	3,601	3,742
	Mondelez International Inc.	1.500%	5/4/25	7,345	7,602
	Mondelez International Inc.	2.750%	4/13/30	19,400	21,278
	Mondelez International Inc.	1.500%	2/4/31	5,100	5,017
	Mondelez International Inc.	1.875%	10/15/32	8,975	9,102
	Mondelez International Inc.	2.625%	9/4/50	14,650	14,724
[4]	Montefiore Obligated Group	5.246%	11/1/48	9,325	11,301
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	3,625	4,087
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	6,737	7,603
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	8,100	8,819
	MultiCare Health System	2.803%	8/15/50	2,925	3,022
	Mylan Inc.	4.200%	11/29/23	14,020	15,335

97

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan Inc.	4.550%	4/15/28	7,723	9,209
	Mylan Inc.	5.400%	11/29/43	5,799	7,639
	Mylan Inc.	5.200%	4/15/48	7,300	9,571
	Mylan NV	3.950%	6/15/26	21,185	24,256
	Mylan NV	5.250%	6/15/46	16,600	21,747
	New York & Presbyterian Hospital	2.256%	8/1/40	4,550	4,436
	New York & Presbyterian Hospital	4.024%	8/1/45	8,276	10,391
	New York & Presbyterian Hospital	4.063%	8/1/56	4,675	6,092
	New York & Presbyterian Hospital	2.606%	8/1/60	4,632	4,476
	New York & Presbyterian Hospital	3.954%	8/1/19	6,800	7,876
	Northwell Healthcare Inc.	3.979%	11/1/46	9,775	11,173
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	13,789
	Northwell Healthcare Inc.	3.809%	11/1/49	5,625	6,434
	Novartis Capital Corp.	2.400%	5/17/22	28,551	29,334
	Novartis Capital Corp.	2.400%	9/21/22	9,269	9,617
	Novartis Capital Corp.	3.400%	5/6/24	18,105	19,868
	Novartis Capital Corp.	1.750%	2/14/25	11,800	12,375
	Novartis Capital Corp.	3.000%	11/20/25	22,077	24,415
	Novartis Capital Corp.	2.000%	2/14/27	18,641	19,865
	Novartis Capital Corp.	3.100%	5/17/27	17,154	19,270
	Novartis Capital Corp.	2.200%	8/14/30	19,695	21,138
	Novartis Capital Corp.	3.700%	9/21/42	8,634	10,656
	Novartis Capital Corp.	4.400%	5/6/44	22,465	30,879
	Novartis Capital Corp.	4.000%	11/20/45	18,313	23,919
	Novartis Capital Corp.	2.750%	8/14/50	11,330	12,392
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	4,480	4,304
[4]	NYU Hospitals Center	4.368%	7/1/47	5,790	7,022
	NYU Langone Hospitals	5.750%	7/1/43	4,780	6,614
	NYU Langone Hospitals	4.784%	7/1/44	4,066	5,150
	NYU Langone Hospitals	3.380%	7/1/55	8,350	8,689
[4]	OhioHealth Corp.	3.042%	11/15/50	4,875	5,325
	Orlando Health Obligated Group	4.089%	10/1/48	3,575	4,329
	Orlando Health Obligated Group	3.327%	10/1/50	3,500	3,872
	Partners Healthcare System Inc.	3.765%	7/1/48	875	1,038
	Partners Healthcare System Inc.	3.192%	7/1/49	8,400	9,221
	Partners Healthcare System Inc.	4.117%	7/1/55	3,125	4,002
	Partners Healthcare System Inc.	3.342%	7/1/60	12,665	14,410
	PeaceHealth Obligated Group	1.375%	11/15/25	2,600	2,652
	PeaceHealth Obligated Group	4.787%	11/15/48	4,175	5,553
	PeaceHealth Obligated Group	3.218%	11/15/50	6,975	7,538
	PepsiCo Inc.	3.000%	8/25/21	13,962	14,200
	PepsiCo Inc.	1.700%	10/6/21	11,558	11,668
	PepsiCo Inc.	2.750%	3/5/22	18,301	18,838
	PepsiCo Inc.	2.250%	5/2/22	8,713	8,926
	PepsiCo Inc.	3.100%	7/17/22	6,674	6,937
	PepsiCo Inc.	2.750%	3/1/23	6,691	7,053
	PepsiCo Inc.	0.750%	5/1/23	14,925	15,112
	PepsiCo Inc.	3.600%	3/1/24	10,713	11,699
	PepsiCo Inc.	2.250%	3/19/25	17,790	19,016
	PepsiCo Inc.	2.750%	4/30/25	19,063	20,707
	PepsiCo Inc.	3.500%	7/17/25	11,753	13,192
	PepsiCo Inc.	2.850%	2/24/26	10,798	11,927
	PepsiCo Inc.	2.375%	10/6/26	16,587	18,034
	PepsiCo Inc.	2.625%	3/19/27	9,382	10,317
	PepsiCo Inc.	3.000%	10/15/27	21,963	24,740
	PepsiCo Inc.	2.625%	7/29/29	20,109	22,133
	PepsiCo Inc.	2.750%	3/19/30	30,197	33,634
	PepsiCo Inc.	1.625%	5/1/30	12,900	13,206
	PepsiCo Inc.	1.400%	2/25/31	11,425	11,462
	PepsiCo Inc.	5.500%	1/15/40	1,809	2,708
	PepsiCo Inc.	3.500%	3/19/40	10,200	12,217
	PepsiCo Inc.	4.875%	11/1/40	253	354
	PepsiCo Inc.	4.000%	3/5/42	12,900	16,585

98

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PepsiCo Inc.	3.600%	8/13/42	9,219	11,165
PepsiCo Inc.	4.250%	10/22/44	11,885	15,540
PepsiCo Inc.	4.600%	7/17/45	6,595	9,221
PepsiCo Inc.	4.450%	4/14/46	20,923	29,166
PepsiCo Inc.	3.450%	10/6/46	19,274	23,132
PepsiCo Inc.	4.000%	5/2/47	6,423	8,384
PepsiCo Inc.	3.375%	7/29/49	13,370	16,200
PepsiCo Inc.	2.875%	10/15/49	16,079	17,951
PepsiCo Inc.	3.625%	3/19/50	19,885	25,123
PepsiCo Inc.	3.875%	3/19/60	10,800	14,411
PerkinElmer Inc.	3.300%	9/15/29	10,615	11,938
Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,100	11,089
Perrigo Finance Unlimited Co.	4.375%	3/15/26	10,186	11,508
Perrigo Finance Unlimited Co.	3.150%	6/15/30	7,441	7,971
Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,912	4,347
Pfizer Inc.	2.200%	12/15/21	7,754	7,900
Pfizer Inc.	2.800%	3/11/22	9,705	9,996
Pfizer Inc.	3.000%	6/15/23	7,788	8,295
Pfizer Inc.	3.200%	9/15/23	7,150	7,695
Pfizer Inc.	2.950%	3/15/24	11,450	12,337
Pfizer Inc.	3.400%	5/15/24	7,009	7,701
Pfizer Inc.	0.800%	5/28/25	6,375	6,462
Pfizer Inc.	2.750%	6/3/26	16,785	18,522
Pfizer Inc.	3.000%	12/15/26	21,398	24,127
Pfizer Inc.	3.600%	9/15/28	15,800	18,625
Pfizer Inc.	3.450%	3/15/29	18,785	21,898
Pfizer Inc.	2.625%	4/1/30	18,295	20,250
Pfizer Inc.	1.700%	5/28/30	14,150	14,607
Pfizer Inc.	4.000%	12/15/36	15,855	20,074
Pfizer Inc.	4.100%	9/15/38	12,050	15,352
Pfizer Inc.	3.900%	3/15/39	17,374	21,678
Pfizer Inc.	7.200%	3/15/39	17,389	29,833
Pfizer Inc.	2.550%	5/28/40	11,825	12,538
Pfizer Inc.	5.600%	9/15/40	1,700	2,501
Pfizer Inc.	4.300%	6/15/43	12,396	16,323
Pfizer Inc.	4.400%	5/15/44	17,554	23,524
Pfizer Inc.	4.125%	12/15/46	15,829	20,801
Pfizer Inc.	4.200%	9/15/48	17,430	23,274
Pfizer Inc.	4.000%	3/15/49	6,645	8,697
Pfizer Inc.	2.700%	5/28/50	27,660	29,542
Pharmacia LLC	6.600%	12/1/28	8,190	11,342
Philip Morris International Inc.	2.625%	2/18/22	2,673	2,740
Philip Morris International Inc.	2.375%	8/17/22	9,063	9,342
Philip Morris International Inc.	2.500%	8/22/22	3,573	3,701
Philip Morris International Inc.	2.500%	11/2/22	11,024	11,437
Philip Morris International Inc.	2.625%	3/6/23	9,110	9,579
Philip Morris International Inc.	1.125%	5/1/23	4,005	4,084
Philip Morris International Inc.	2.125%	5/10/23	9,215	9,566
Philip Morris International Inc.	3.600%	11/15/23	12,816	13,980
Philip Morris International Inc.	2.875%	5/1/24	17,855	19,242
Philip Morris International Inc.	3.250%	11/10/24	14,670	16,114
Philip Morris International Inc.	1.500%	5/1/25	7,821	8,089
Philip Morris International Inc.	3.375%	8/11/25	9,859	10,968
Philip Morris International Inc.	2.750%	2/25/26	15,866	17,314
Philip Morris International Inc.	0.875%	5/1/26	5,000	5,020
Philip Morris International Inc.	3.125%	8/17/27	2,393	2,673
Philip Morris International Inc.	3.125%	3/2/28	6,950	7,762
Philip Morris International Inc.	3.375%	8/15/29	9,245	10,560
Philip Morris International Inc.	2.100%	5/1/30	13,525	14,018
Philip Morris International Inc.	1.750%	11/1/30	2,875	2,907
Philip Morris International Inc.	6.375%	5/16/38	14,272	21,525
Philip Morris International Inc.	4.375%	11/15/41	13,007	16,195
Philip Morris International Inc.	4.500%	3/20/42	10,909	13,758
Philip Morris International Inc.	3.875%	8/21/42	8,965	10,438

99

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.125%	3/4/43	10,935	13,385
	Philip Morris International Inc.	4.875%	11/15/43	11,338	14,984
	Philip Morris International Inc.	4.250%	11/10/44	17,112	21,517
[4]	Procter & Gamble - Esop	9.360%	1/1/21	377	377
	Procter & Gamble Co.	2.300%	2/6/22	12,135	12,402
	Procter & Gamble Co.	2.150%	8/11/22	7,021	7,237
	Procter & Gamble Co.	3.100%	8/15/23	16,002	17,196
	Procter & Gamble Co.	0.550%	10/29/25	12,625	12,657
	Procter & Gamble Co.	2.700%	2/2/26	11,703	12,968
	Procter & Gamble Co.	2.450%	11/3/26	13,350	14,712
	Procter & Gamble Co.	2.800%	3/25/27	18,350	20,398
	Procter & Gamble Co.	2.850%	8/11/27	5,328	5,944
	Procter & Gamble Co.	3.000%	3/25/30	23,301	26,718
	Procter & Gamble Co.	1.200%	10/29/30	14,170	14,102
	Procter & Gamble Co.	5.550%	3/5/37	1,500	2,294
	Procter & Gamble Co.	3.550%	3/25/40	18,268	22,723
	Procter & Gamble Co.	3.500%	10/25/47	8,941	11,593
	Procter & Gamble Co.	3.600%	3/25/50	8,739	11,717
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,243	2,441
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	8,861	9,501
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	5,243	6,154
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,800	5,752
	Quest Diagnostics Inc.	4.250%	4/1/24	4,565	5,033
	Quest Diagnostics Inc.	3.500%	3/30/25	6,420	7,135
	Quest Diagnostics Inc.	3.450%	6/1/26	7,629	8,599
	Quest Diagnostics Inc.	4.200%	6/30/29	3,475	4,126
	Quest Diagnostics Inc.	2.950%	6/30/30	11,810	12,982
	Quest Diagnostics Inc.	2.800%	6/30/31	8,000	8,770
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,772
	Quest Diagnostics Inc.	4.700%	3/30/45	2,898	3,643
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,327	16,038
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	11,970	11,540
	Reynolds American Inc.	4.850%	9/15/23	4,175	4,657
	Reynolds American Inc.	4.450%	6/12/25	34,722	39,487
	Reynolds American Inc.	5.700%	8/15/35	15,563	19,644
	Reynolds American Inc.	7.250%	6/15/37	3,230	4,432
	Reynolds American Inc.	8.125%	5/1/40	2,569	3,734
	Reynolds American Inc.	7.000%	8/4/41	3,375	4,423
	Reynolds American Inc.	6.150%	9/15/43	11,492	14,868
	Reynolds American Inc.	5.850%	8/15/45	27,084	34,571
[6]	Royalty Pharma plc	0.750%	9/2/23	12,850	12,906
[6]	Royalty Pharma plc	1.200%	9/2/25	12,950	13,122
[6]	Royalty Pharma plc	1.750%	9/2/27	14,000	14,321
[6]	Royalty Pharma plc	2.200%	9/2/30	13,675	13,954
[6]	Royalty Pharma plc	3.300%	9/2/40	16,300	17,090
[6]	Royalty Pharma plc	3.550%	9/2/50	10,000	10,641
	RUSH Obligated Group	3.922%	11/15/29	4,275	5,064
	RWJ Barnabas Health Inc.	3.949%	7/1/46	5,853	7,064
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,750	1,971
	Sanofi	3.375%	6/19/23	15,300	16,409
	Sanofi	3.625%	6/19/28	17,345	20,226
	Sharp HealthCare	2.680%	8/1/50	3,575	3,606
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	46,436	49,233
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	37,817	42,249
	Smith & Nephew plc	2.032%	10/14/30	13,295	13,488
	Spectrum Health System Obligated Group	3.487%	7/15/49	3,652	4,182
	SSM Health Care Corp.	3.688%	6/1/23	8,575	9,165
	SSM Health Care Corp.	3.823%	6/1/27	5,200	5,879
	Stanford Health Care	3.310%	8/15/30	100	114
	Stanford Health Care	3.795%	11/15/48	6,850	8,534
	Stryker Corp.	3.375%	5/15/24	12,345	13,424
	Stryker Corp.	1.150%	6/15/25	5,900	6,018
	Stryker Corp.	3.375%	11/1/25	12,375	13,844
	Stryker Corp.	3.500%	3/15/26	11,265	12,771

100

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	3.650%	3/7/28	7,295	8,435
	Stryker Corp.	1.950%	6/15/30	12,550	12,891
	Stryker Corp.	4.100%	4/1/43	5,070	6,145
	Stryker Corp.	4.375%	5/15/44	7,695	9,530
	Stryker Corp.	4.625%	3/15/46	6,710	8,940
	Stryker Corp.	2.900%	6/15/50	9,375	9,896
	Sutter Health	1.321%	8/15/25	3,725	3,776
	Sutter Health	3.695%	8/15/28	4,450	5,022
	Sutter Health	2.294%	8/15/30	9,050	9,423
	Sutter Health	3.161%	8/15/40	5,250	5,559
	Sutter Health	4.091%	8/15/48	4,950	6,011
	Sutter Health	3.361%	8/15/50	8,200	8,929
	Sysco Corp.	2.600%	6/12/22	3,250	3,350
	Sysco Corp.	3.550%	3/15/25	5,190	5,777
	Sysco Corp.	5.650%	4/1/25	448	533
	Sysco Corp.	3.750%	10/1/25	7,930	8,887
	Sysco Corp.	3.300%	7/15/26	9,910	10,992
	Sysco Corp.	3.250%	7/15/27	21,051	23,428
	Sysco Corp.	2.400%	2/15/30	2,100	2,179
	Sysco Corp.	5.950%	4/1/30	15,750	20,686
	Sysco Corp.	6.600%	4/1/40	10,922	15,944
	Sysco Corp.	4.850%	10/1/45	7,130	8,902
	Sysco Corp.	4.500%	4/1/46	6,265	7,579
	Sysco Corp.	4.450%	3/15/48	7,467	8,997
	Sysco Corp.	3.300%	2/15/50	6,350	6,651
	Sysco Corp.	6.600%	4/1/50	16,033	24,632
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	20,424	22,632
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	25,571	31,743
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	24,865	25,384
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,165	19,049
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	28,470	30,368
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	17,450	19,351
	Texas Health Resources	2.328%	11/15/50	3,750	3,542
[4]	Texas Health Resources	4.330%	11/15/55	2,843	3,824
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	13,051	13,767
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	8,214	9,082
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	17,011	19,352
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	9,925	11,238
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	16,195	18,032
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	9,597	10,785
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	10,380	11,355
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	5,975	7,409
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	7,288	10,592
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	7,650	10,214
	Toledo Hospital	5.325%	11/15/28	4,100	4,752
	Toledo Hospital	5.750%	11/15/38	5,454	6,495
	Toledo Hospital	6.015%	11/15/48	4,750	5,916
	Trinity Health Corp.	4.125%	12/1/45	6,815	8,335
[4]	Trinity Health Corp.	3.434%	12/1/48	1,660	1,807
	Tyson Foods Inc.	4.500%	6/15/22	21,745	22,789
	Tyson Foods Inc.	3.900%	9/28/23	3,300	3,599
	Tyson Foods Inc.	3.950%	8/15/24	19,491	21,637
	Tyson Foods Inc.	4.000%	3/1/26	12,053	13,848
	Tyson Foods Inc.	3.550%	6/2/27	15,940	18,144
	Tyson Foods Inc.	4.350%	3/1/29	22,943	27,774
	Tyson Foods Inc.	4.875%	8/15/34	9,241	12,066
	Tyson Foods Inc.	5.150%	8/15/44	13,927	19,113
	Tyson Foods Inc.	4.550%	6/2/47	10,325	13,575
	Tyson Foods Inc.	5.100%	9/28/48	17,422	25,041
	Unilever Capital Corp.	2.750%	3/22/21	4,006	4,026
	Unilever Capital Corp.	3.000%	3/7/22	10,050	10,376
	Unilever Capital Corp.	2.200%	5/5/22	900	921
	Unilever Capital Corp.	0.375%	9/14/23	3,300	3,317
	Unilever Capital Corp.	3.250%	3/7/24	16,450	17,845

101

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	2.600%	5/5/24	24,325	25,966
	Unilever Capital Corp.	3.100%	7/30/25	9,825	10,882
	Unilever Capital Corp.	2.000%	7/28/26	10,625	11,339
	Unilever Capital Corp.	2.900%	5/5/27	6,350	7,062
	Unilever Capital Corp.	3.500%	3/22/28	12,875	14,945
	Unilever Capital Corp.	2.125%	9/6/29	12,570	13,412
	Unilever Capital Corp.	1.375%	9/14/30	4,200	4,209
	Unilever Capital Corp.	5.900%	11/15/32	8,975	13,030
[6]	Universal Health Services Inc.	2.650%	10/15/30	10,500	10,867
[6]	Upjohn Inc.	1.125%	6/22/22	12,725	12,855
[6]	Upjohn Inc.	1.650%	6/22/25	9,250	9,568
[6]	Upjohn Inc.	2.300%	6/22/27	4,825	5,118
[6]	Upjohn Inc.	2.700%	6/22/30	32,650	34,427
[6]	Upjohn Inc.	3.850%	6/22/40	20,800	23,398
[6]	Upjohn Inc.	4.000%	6/22/50	25,550	29,223
	UPMC	3.600%	4/3/25	6,550	7,275
	West Virginia United Health System Obligated Group	3.129%	6/1/50	1,900	2,003
	Whirlpool Corp.	4.700%	6/1/22	5,180	5,480
	Whirlpool Corp.	4.000%	3/1/24	3,529	3,880
	Whirlpool Corp.	3.700%	5/1/25	3,788	4,204
	Whirlpool Corp.	4.750%	2/26/29	8,665	10,596
	Whirlpool Corp.	4.500%	6/1/46	6,082	7,528
	Whirlpool Corp.	4.600%	5/15/50	4,325	5,608
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	3,921	5,210
	Wyeth LLC	7.250%	3/1/23	2,400	2,745
	Wyeth LLC	6.450%	2/1/24	11,600	13,674
	Wyeth LLC	6.500%	2/1/34	9,208	14,305
	Wyeth LLC	6.000%	2/15/36	5,465	8,138
	Wyeth LLC	5.950%	4/1/37	24,913	37,470
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,100	4,952
	Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	5,035
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	10,575	10,879
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	6,575	7,010
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,355	23,599
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,550	1,697
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	7,400	8,356
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	2,147
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	8,945	10,437
	Zoetis Inc.	3.250%	2/1/23	14,745	15,517
	Zoetis Inc.	4.500%	11/13/25	4,325	5,050
	Zoetis Inc.	3.000%	9/12/27	14,104	15,754
	Zoetis Inc.	3.900%	8/20/28	7,400	8,711
	Zoetis Inc.	2.000%	5/15/30	13,300	13,749
	Zoetis Inc.	4.700%	2/1/43	14,228	19,431
	Zoetis Inc.	3.950%	9/12/47	8,372	10,423
	Zoetis Inc.	4.450%	8/20/48	4,900	6,561
	Zoetis Inc.	3.000%	5/15/50	5,825	6,395
	Energy (2.3%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	15,918	16,594
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	16,855	18,876
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	6,205	6,790
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	8,764	10,562
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	17,675	20,065
	Baker Hughes Holdings LLC	5.125%	9/15/40	14,938	19,726
	Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,562
	Boardwalk Pipelines LP	4.950%	12/15/24	8,335	9,252
	Boardwalk Pipelines LP	5.950%	6/1/26	14,590	17,215
	Boardwalk Pipelines LP	4.450%	7/15/27	10,462	11,706

102

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BP Capital Markets America Inc.	3.245%	5/6/22	24,864	25,827
BP Capital Markets America Inc.	2.520%	9/19/22	8,925	9,237
BP Capital Markets America Inc.	2.937%	4/6/23	9,130	9,643
BP Capital Markets America Inc.	2.750%	5/10/23	10,516	11,086
BP Capital Markets America Inc.	3.216%	11/28/23	18,853	20,242
BP Capital Markets America Inc.	3.790%	2/6/24	5,859	6,409
BP Capital Markets America Inc.	3.224%	4/14/24	3,150	3,402
BP Capital Markets America Inc.	3.194%	4/6/25	7,936	8,728
BP Capital Markets America Inc.	3.796%	9/21/25	19,104	21,654
BP Capital Markets America Inc.	3.410%	2/11/26	14,161	15,846
BP Capital Markets America Inc.	3.119%	5/4/26	18,998	21,008
BP Capital Markets America Inc.	3.017%	1/16/27	8,680	9,578
BP Capital Markets America Inc.	3.543%	4/6/27	4,350	4,942
BP Capital Markets America Inc.	3.588%	4/14/27	5,250	5,963
BP Capital Markets America Inc.	3.937%	9/21/28	14,000	16,447
BP Capital Markets America Inc.	4.234%	11/6/28	17,400	20,738
BP Capital Markets America Inc.	3.633%	4/6/30	22,765	26,454
BP Capital Markets America Inc.	1.749%	8/10/30	7,050	7,062
BP Capital Markets America Inc.	3.000%	2/24/50	28,891	29,620
BP Capital Markets America Inc.	2.772%	11/10/50	16,805	16,521
BP Capital Markets America Inc.	2.939%	6/4/51	10,600	10,753
BP Capital Markets plc	3.062%	3/17/22	4,000	4,131
BP Capital Markets plc	3.245%	5/6/22	12,913	13,413
BP Capital Markets plc	2.500%	11/6/22	15,162	15,749
BP Capital Markets plc	3.994%	9/26/23	7,405	8,104
BP Capital Markets plc	3.814%	2/10/24	8,331	9,143
BP Capital Markets plc	3.535%	11/4/24	24,916	27,629
BP Capital Markets plc	3.506%	3/17/25	20,359	22,700
BP Capital Markets plc	3.279%	9/19/27	26,450	29,750
BP Capital Markets plc	3.723%	11/28/28	15,409	17,836
Burlington Resources Finance Co.	7.200%	8/15/31	3,455	5,154
Burlington Resources Finance Co.	7.400%	12/1/31	5,765	8,575
Canadian Natural Resources Ltd.	2.950%	1/15/23	15,347	16,038
Canadian Natural Resources Ltd.	3.800%	4/15/24	6,673	7,148
Canadian Natural Resources Ltd.	3.900%	2/1/25	290	317
Canadian Natural Resources Ltd.	2.050%	7/15/25	5,200	5,452
Canadian Natural Resources Ltd.	3.850%	6/1/27	21,428	24,026
Canadian Natural Resources Ltd.	2.950%	7/15/30	8,200	8,688
Canadian Natural Resources Ltd.	7.200%	1/15/32	5,718	7,612
Canadian Natural Resources Ltd.	6.450%	6/30/33	7,323	9,630
Canadian Natural Resources Ltd.	5.850%	2/1/35	4,325	5,433
Canadian Natural Resources Ltd.	6.500%	2/15/37	10,197	13,409
Canadian Natural Resources Ltd.	6.250%	3/15/38	11,599	15,485
Canadian Natural Resources Ltd.	6.750%	2/1/39	5,584	7,636
Canadian Natural Resources Ltd.	4.950%	6/1/47	6,050	7,640
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	11,114	12,943
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	14,140	16,420
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	26,875	31,712
Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	19,330	21,543
Chevron Corp.	2.411%	3/3/22	4,995	5,101
Chevron Corp.	2.498%	3/3/22	8,665	8,806
Chevron Corp.	2.355%	12/5/22	24,207	25,048
Chevron Corp.	1.141%	5/11/23	17,550	17,880
Chevron Corp.	2.566%	5/16/23	6,015	6,308
Chevron Corp.	3.191%	6/24/23	23,886	25,348
Chevron Corp.	2.895%	3/3/24	15,570	16,522
Chevron Corp.	1.554%	5/11/25	29,975	31,067
Chevron Corp.	3.326%	11/17/25	19,131	21,316
Chevron Corp.	2.954%	5/16/26	22,461	24,963
Chevron Corp.	1.995%	5/11/27	7,800	8,248
Chevron Corp.	2.236%	5/11/30	21,150	22,586
Chevron Corp.	2.978%	5/11/40	6,975	7,703
Chevron Corp.	3.078%	5/11/50	11,950	13,179
Chevron USA Inc.	0.333%	8/12/22	5,380	5,387

103

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chevron USA Inc.	0.426%	8/11/23	3,900	3,910
Chevron USA Inc.	0.687%	8/12/25	7,900	7,923
Chevron USA Inc.	1.018%	8/12/27	4,850	4,853
Chevron USA Inc.	2.343%	8/12/50	10,600	10,244
Cimarex Energy Co.	4.375%	6/1/24	10,950	11,894
Cimarex Energy Co.	3.900%	5/15/27	14,026	15,358
Cimarex Energy Co.	4.375%	3/15/29	2,278	2,591
Columbia Pipeline Group Inc.	4.500%	6/1/25	18,525	21,350
Columbia Pipeline Group Inc.	5.800%	6/1/45	5,525	7,581
Concho Resources Inc.	3.750%	10/1/27	29,796	33,707
Concho Resources Inc.	4.300%	8/15/28	26,805	31,663
Concho Resources Inc.	2.400%	2/15/31	6,500	6,788
Concho Resources Inc.	4.875%	10/1/47	11,726	15,771
Concho Resources Inc.	4.850%	8/15/48	5,000	6,669
Conoco Funding Co.	7.250%	10/15/31	1,115	1,661
ConocoPhillips	5.900%	10/15/32	14,606	19,882
ConocoPhillips	5.900%	5/15/38	10,968	15,708
ConocoPhillips	6.500%	2/1/39	29,259	44,699
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	8,450	11,935
ConocoPhillips Co.	3.350%	11/15/24	3,123	3,421
ConocoPhillips Co.	4.950%	3/15/26	20,129	24,163
ConocoPhillips Co.	4.300%	11/15/44	10,712	13,548
ConocoPhillips Co.	5.950%	3/15/46	650	990
ConocoPhillips Holding Co.	6.950%	4/15/29	25,284	35,282
Devon Energy Corp.	5.850%	12/15/25	6,151	7,235
Devon Energy Corp.	7.950%	4/15/32	5,705	8,001
Devon Energy Corp.	5.600%	7/15/41	15,405	18,698
Devon Energy Corp.	4.750%	5/15/42	10,924	12,235
Devon Energy Corp.	5.000%	6/15/45	10,488	12,402
Devon Financing Co. LLC	7.875%	9/30/31	7,787	10,801
Diamondback Energy Inc.	2.875%	12/1/24	12,205	12,830
Diamondback Energy Inc.	4.750%	5/31/25	1,600	1,796
Diamondback Energy Inc.	5.375%	5/31/25	4,500	4,663
Diamondback Energy Inc.	3.250%	12/1/26	25,896	27,676
Diamondback Energy Inc.	3.500%	12/1/29	23,875	25,427
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	13,725	14,771
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	5,500	5,878
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	7,896	8,736
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	4,100	4,490
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	6,535	8,372
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	5,075	6,409
Dominion Energy Gas Holdings LLC	3.900%	11/15/49	200	233
Enable Midstream Partners LP	3.900%	5/15/24	16,700	16,993
Enable Midstream Partners LP	4.400%	3/15/27	12,640	12,662
Enable Midstream Partners LP	4.950%	5/15/28	16,760	17,130
Enable Midstream Partners LP	5.000%	5/15/44	1,338	1,270
Enbridge Energy Partners LP	5.875%	10/15/25	10,311	12,488
Enbridge Energy Partners LP	7.500%	4/15/38	9,910	14,011
Enbridge Energy Partners LP	5.500%	9/15/40	3,790	4,741
Enbridge Energy Partners LP	7.375%	10/15/45	10,306	15,815
Enbridge Inc.	2.900%	7/15/22	7,430	7,690
Enbridge Inc.	4.000%	10/1/23	3,000	3,262
Enbridge Inc.	2.500%	1/15/25	6,450	6,892
Enbridge Inc.	4.250%	12/1/26	10,932	12,723
Enbridge Inc.	3.700%	7/15/27	16,050	18,242
Enbridge Inc.	3.125%	11/15/29	12,325	13,527
Enbridge Inc.	4.500%	6/10/44	7,000	8,192
Enbridge Inc.	5.500%	12/1/46	1,650	2,200
Enbridge Inc.	4.000%	11/15/49	5,975	6,803
Energy Transfer Operating LP	5.200%	2/1/22	13,574	14,066
Energy Transfer Operating LP	3.600%	2/1/23	20,586	21,538
Energy Transfer Operating LP	4.250%	3/15/23	22,740	23,849
Energy Transfer Operating LP	4.200%	9/15/23	7,470	8,049
Energy Transfer Operating LP	4.900%	2/1/24	2,029	2,222

104

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	4.500%	4/15/24	1,250	1,341
	Energy Transfer Operating LP	4.050%	3/15/25	21,900	23,926
	Energy Transfer Operating LP	2.900%	5/15/25	10,834	11,430
	Energy Transfer Operating LP	4.750%	1/15/26	14,800	16,409
	Energy Transfer Operating LP	4.200%	4/15/27	7,300	8,021
	Energy Transfer Operating LP	5.500%	6/1/27	17,600	20,614
	Energy Transfer Operating LP	5.250%	4/15/29	15,148	17,591
	Energy Transfer Operating LP	3.750%	5/15/30	12,900	13,948
	Energy Transfer Operating LP	4.900%	3/15/35	5,048	5,509
	Energy Transfer Operating LP	6.250%	4/15/49	18,680	22,533
	Energy Transfer Operating LP	5.000%	5/15/50	28,895	31,532
	Energy Transfer Partners LP	4.950%	6/15/28	16,475	19,029
	Energy Transfer Partners LP	6.625%	10/15/36	3,980	4,766
	Energy Transfer Partners LP	5.800%	6/15/38	9,725	11,111
	Energy Transfer Partners LP	7.500%	7/1/38	6,482	8,508
	Energy Transfer Partners LP	6.050%	6/1/41	8,370	9,605
	Energy Transfer Partners LP	6.500%	2/1/42	12,458	15,105
	Energy Transfer Partners LP	5.150%	2/1/43	2,074	2,183
	Energy Transfer Partners LP	5.950%	10/1/43	5,272	5,911
	Energy Transfer Partners LP	5.150%	3/15/45	4,478	4,831
	Energy Transfer Partners LP	6.125%	12/15/45	19,444	22,701
	Energy Transfer Partners LP	5.300%	4/15/47	9,430	10,385
	Energy Transfer Partners LP	6.000%	6/15/48	16,560	19,631
	Enterprise Products Operating LLC	3.500%	2/1/22	8,593	8,882
	Enterprise Products Operating LLC	4.050%	2/15/22	475	495
	Enterprise Products Operating LLC	3.350%	3/15/23	22,149	23,092
	Enterprise Products Operating LLC	3.900%	2/15/24	15,624	17,107
	Enterprise Products Operating LLC	3.750%	2/15/25	20,935	23,427
	Enterprise Products Operating LLC	3.700%	2/15/26	8,102	9,159
	Enterprise Products Operating LLC	3.950%	2/15/27	3,247	3,649
	Enterprise Products Operating LLC	3.125%	7/31/29	28,945	32,035
	Enterprise Products Operating LLC	2.800%	1/31/30	17,895	19,412
	Enterprise Products Operating LLC	6.875%	3/1/33	6,813	9,496
	Enterprise Products Operating LLC	6.650%	10/15/34	1,760	2,465
	Enterprise Products Operating LLC	7.550%	4/15/38	3,544	5,377
	Enterprise Products Operating LLC	6.125%	10/15/39	13,461	18,598
	Enterprise Products Operating LLC	5.950%	2/1/41	10,706	14,659
	Enterprise Products Operating LLC	5.700%	2/15/42	6,495	8,914
	Enterprise Products Operating LLC	4.850%	8/15/42	9,147	11,279
	Enterprise Products Operating LLC	4.450%	2/15/43	17,023	20,306
	Enterprise Products Operating LLC	4.850%	3/15/44	11,740	14,454
	Enterprise Products Operating LLC	5.100%	2/15/45	6,507	8,218
	Enterprise Products Operating LLC	4.900%	5/15/46	26,028	32,602
	Enterprise Products Operating LLC	4.250%	2/15/48	24,980	29,108
	Enterprise Products Operating LLC	4.800%	2/1/49	13,186	16,647
	Enterprise Products Operating LLC	4.200%	1/31/50	24,450	28,691
	Enterprise Products Operating LLC	3.700%	1/31/51	13,120	14,389
	Enterprise Products Operating LLC	3.200%	2/15/52	8,175	8,245
	Enterprise Products Operating LLC	4.950%	10/15/54	9,220	11,607
	Enterprise Products Operating LLC	3.950%	1/31/60	20,420	22,383
	Enterprise Products Operating LLC	4.875%	8/16/77	600	576
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	7,825	7,933
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	9,215	9,123
	EOG Resources Inc.	2.625%	3/15/23	16,258	16,967
	EOG Resources Inc.	3.150%	4/1/25	8,281	9,057
	EOG Resources Inc.	4.150%	1/15/26	14,335	16,432
	EOG Resources Inc.	4.375%	4/15/30	12,215	14,860
	EOG Resources Inc.	4.950%	4/15/50	17,418	23,563
	Exxon Mobil Corp.	2.397%	3/6/22	32,210	32,813
	Exxon Mobil Corp.	1.902%	8/16/22	12,258	12,594
	Exxon Mobil Corp.	2.726%	3/1/23	37,622	39,405
	Exxon Mobil Corp.	1.571%	4/15/23	23,350	23,789
	Exxon Mobil Corp.	2.019%	8/16/24	19,107	20,088
	Exxon Mobil Corp.	2.709%	3/6/25	10,548	11,303

105

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Exxon Mobil Corp.	2.992%	3/19/25	49,975	54,631
Exxon Mobil Corp.	3.043%	3/1/26	16,426	18,172
Exxon Mobil Corp.	2.275%	8/16/26	13,106	14,111
Exxon Mobil Corp.	3.294%	3/19/27	10,000	11,392
Exxon Mobil Corp.	2.440%	8/16/29	15,650	16,730
Exxon Mobil Corp.	3.482%	3/19/30	21,440	24,811
Exxon Mobil Corp.	2.610%	10/15/30	26,388	28,800
Exxon Mobil Corp.	2.995%	8/16/39	10,825	11,724
Exxon Mobil Corp.	4.227%	3/19/40	27,650	34,281
Exxon Mobil Corp.	3.567%	3/6/45	16,800	19,190
Exxon Mobil Corp.	4.114%	3/1/46	17,200	21,174
Exxon Mobil Corp.	3.095%	8/16/49	25,450	27,421
Exxon Mobil Corp.	4.327%	3/19/50	51,117	66,580
Exxon Mobil Corp.	3.452%	4/15/51	35,775	40,862
Halliburton Co.	3.500%	8/1/23	1,603	1,703
Halliburton Co.	3.800%	11/15/25	8,349	9,351
Halliburton Co.	2.920%	3/1/30	24,640	26,057
Halliburton Co.	4.850%	11/15/35	18,848	21,628
Halliburton Co.	6.700%	9/15/38	14,952	19,755
Halliburton Co.	4.500%	11/15/41	2,060	2,227
Halliburton Co.	4.750%	8/1/43	11,381	12,647
Halliburton Co.	5.000%	11/15/45	30,213	35,689
Helmerich & Payne Inc.	4.650%	3/15/25	5,000	5,544
Hess Corp.	3.500%	7/15/24	3,720	3,925
Hess Corp.	4.300%	4/1/27	10,690	11,839
Hess Corp.	7.875%	10/1/29	7,493	9,825
Hess Corp.	7.300%	8/15/31	6,023	7,770
Hess Corp.	7.125%	3/15/33	5,892	7,630
Hess Corp.	6.000%	1/15/40	17,310	21,075
Hess Corp.	5.600%	2/15/41	19,008	23,071
Hess Corp.	5.800%	4/1/47	1,000	1,266
HollyFrontier Corp.	2.625%	10/1/23	2,300	2,351
HollyFrontier Corp.	5.875%	4/1/26	11,820	12,899
Husky Energy Inc.	3.950%	4/15/22	5,771	5,929
Husky Energy Inc.	4.000%	4/15/24	13,898	14,853
Husky Energy Inc.	4.400%	4/15/29	9,000	9,922
Husky Energy Inc.	6.800%	9/15/37	3,316	4,152
Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,364	6,629
Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,949	9,378
Kinder Morgan Energy Partners LP	3.450%	2/15/23	10,319	10,861
Kinder Morgan Energy Partners LP	3.500%	9/1/23	14,399	15,389
Kinder Morgan Energy Partners LP	4.150%	2/1/24	450	493
Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,611	23,904
Kinder Morgan Energy Partners LP	4.250%	9/1/24	2,534	2,828
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,010	1,355
Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,690	5,114
Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,249	9,078
Kinder Morgan Energy Partners LP	6.500%	2/1/37	22,321	28,963
Kinder Morgan Energy Partners LP	6.950%	1/15/38	6,336	8,682
Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,145	10,656
Kinder Morgan Energy Partners LP	6.550%	9/15/40	8,500	11,204
Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,775	11,106
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,287	5,611
Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,464	15,102
Kinder Morgan Energy Partners LP	5.000%	8/15/42	5,774	6,660
Kinder Morgan Energy Partners LP	4.700%	11/1/42	13,199	15,049
Kinder Morgan Energy Partners LP	5.000%	3/1/43	4,941	5,710
Kinder Morgan Energy Partners LP	5.500%	3/1/44	12,604	15,749
Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,045	3,725
Kinder Morgan Inc.	3.150%	1/15/23	10,749	11,286
Kinder Morgan Inc.	4.300%	6/1/25	10,049	11,441
Kinder Morgan Inc.	4.300%	3/1/28	19,077	22,344
Kinder Morgan Inc.	2.000%	2/15/31	12,400	12,525
Kinder Morgan Inc.	7.800%	8/1/31	5,400	7,693

106

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Inc.	7.750%	1/15/32	11,375	16,379
Kinder Morgan Inc.	5.300%	12/1/34	19,134	23,672
Kinder Morgan Inc.	5.550%	6/1/45	18,342	23,468
Kinder Morgan Inc.	5.050%	2/15/46	12,171	14,889
Kinder Morgan Inc.	5.200%	3/1/48	875	1,102
Kinder Morgan Inc.	3.250%	8/1/50	10,140	10,158
Magellan Midstream Partners LP	5.000%	3/1/26	9,066	10,824
Magellan Midstream Partners LP	3.250%	6/1/30	7,600	8,517
Magellan Midstream Partners LP	5.150%	10/15/43	291	368
Magellan Midstream Partners LP	4.250%	9/15/46	4,744	5,394
Magellan Midstream Partners LP	4.200%	10/3/47	13,068	14,887
Magellan Midstream Partners LP	4.850%	2/1/49	6,450	8,079
Magellan Midstream Partners LP	3.950%	3/1/50	7,600	8,526
Marathon Oil Corp.	2.800%	11/1/22	4,525	4,649
Marathon Oil Corp.	3.850%	6/1/25	10,000	10,725
Marathon Oil Corp.	4.400%	7/15/27	16,952	18,753
Marathon Oil Corp.	6.800%	3/15/32	6,865	8,451
Marathon Oil Corp.	6.600%	10/1/37	15,180	18,747
Marathon Oil Corp.	5.200%	6/1/45	2,075	2,378
Marathon Petroleum Corp.	4.500%	5/1/23	16,401	17,775
Marathon Petroleum Corp.	4.750%	12/15/23	6,303	6,973
Marathon Petroleum Corp.	5.125%	4/1/24	1,000	1,016
Marathon Petroleum Corp.	3.625%	9/15/24	7,380	8,035
Marathon Petroleum Corp.	4.700%	5/1/25	8,533	9,770
Marathon Petroleum Corp.	5.125%	12/15/26	23,545	27,960
Marathon Petroleum Corp.	3.800%	4/1/28	8,450	9,401
Marathon Petroleum Corp.	6.500%	3/1/41	17,989	24,128
Marathon Petroleum Corp.	4.750%	9/15/44	10,397	11,905
Marathon Petroleum Corp.	4.500%	4/1/48	8,256	9,267
Marathon Petroleum Corp.	5.000%	9/15/54	6,783	7,716
MPLX LP	3.500%	12/1/22	5,585	5,864
MPLX LP	3.375%	3/15/23	5,777	6,131
MPLX LP	4.500%	7/15/23	20,140	21,927
MPLX LP	4.875%	12/1/24	32,701	37,402
MPLX LP	5.250%	1/15/25	2,637	2,709
MPLX LP	4.000%	2/15/25	5,008	5,571
MPLX LP	4.875%	6/1/25	8,284	9,568
MPLX LP	1.750%	3/1/26	11,100	11,461
MPLX LP	4.125%	3/1/27	10,000	11,500
MPLX LP	4.250%	12/1/27	19,765	23,026
MPLX LP	4.000%	3/15/28	13,008	14,813
MPLX LP	2.650%	8/15/30	10,500	10,972
MPLX LP	4.500%	4/15/38	19,641	22,219
MPLX LP	5.200%	3/1/47	17,015	20,631
MPLX LP	5.200%	12/1/47	19,085	22,926
MPLX LP	4.700%	4/15/48	16,110	19,131
MPLX LP	5.500%	2/15/49	19,565	25,361
MPLX LP	4.900%	4/15/58	5,100	5,948
National Fuel Gas Co.	4.900%	12/1/21	2,312	2,370
National Fuel Gas Co.	3.750%	3/1/23	3,660	3,834
National Fuel Gas Co.	5.200%	7/15/25	2,667	2,990
National Fuel Gas Co.	5.500%	1/15/26	3,850	4,441
National Fuel Gas Co.	3.950%	9/15/27	4,390	4,653
National Fuel Gas Co.	4.750%	9/1/28	10,055	10,769
National Oilwell Varco Inc.	3.600%	12/1/29	5,025	5,245
National Oilwell Varco Inc.	3.950%	12/1/42	8,588	8,663
Noble Energy Inc.	3.900%	11/15/24	6,225	6,941
Noble Energy Inc.	3.850%	1/15/28	9,275	10,736
Noble Energy Inc.	3.250%	10/15/29	6,100	6,939
Noble Energy Inc.	6.000%	3/1/41	13,223	19,735
Noble Energy Inc.	5.250%	11/15/43	14,537	20,479
Noble Energy Inc.	5.050%	11/15/44	10,525	14,643
Noble Energy Inc.	4.950%	8/15/47	6,205	8,679
Noble Energy Inc.	4.200%	10/15/49	3,952	5,014

107

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Inc.	4.250%	2/1/22	12,375	12,758
ONEOK Inc.	7.500%	9/1/23	15,093	17,375
ONEOK Inc.	2.750%	9/1/24	5,350	5,643
ONEOK Inc.	2.200%	9/15/25	2,850	2,965
ONEOK Inc.	4.000%	7/13/27	13,425	14,902
ONEOK Inc.	4.550%	7/15/28	2,050	2,338
ONEOK Inc.	4.350%	3/15/29	11,961	13,472
ONEOK Inc.	3.400%	9/1/29	22,300	23,702
ONEOK Inc.	3.100%	3/15/30	18,425	19,602
ONEOK Inc.	6.350%	1/15/31	3,225	4,127
ONEOK Inc.	6.000%	6/15/35	1,450	1,775
ONEOK Inc.	4.950%	7/13/47	13,906	15,313
ONEOK Inc.	5.200%	7/15/48	6,865	7,894
ONEOK Inc.	4.450%	9/1/49	9,532	9,956
ONEOK Inc.	4.500%	3/15/50	7,475	7,925
ONEOK Inc.	7.150%	1/15/51	5,425	7,556
ONEOK Partners LP	3.375%	10/1/22	15,015	15,616
ONEOK Partners LP	4.900%	3/15/25	8,813	9,979
ONEOK Partners LP	6.650%	10/1/36	15,589	19,529
ONEOK Partners LP	6.850%	10/15/37	7,821	10,044
ONEOK Partners LP	6.125%	2/1/41	5,795	6,897
ONEOK Partners LP	6.200%	9/15/43	3,049	3,714
Petro-Canada	5.350%	7/15/33	3,830	4,680
Petro-Canada	5.950%	5/15/35	8,130	10,563
Petro-Canada	6.800%	5/15/38	13,193	18,498
Phillips 66	4.300%	4/1/22	14,915	15,621
Phillips 66	3.700%	4/6/23	3,100	3,320
Phillips 66	0.900%	2/15/24	5,000	5,019
Phillips 66	3.850%	4/9/25	10,883	12,255
Phillips 66	1.300%	2/15/26	7,325	7,446
Phillips 66	3.900%	3/15/28	8,760	10,055
Phillips 66	2.150%	12/15/30	28,800	29,197
Phillips 66	4.650%	11/15/34	16,748	20,422
Phillips 66	5.875%	5/1/42	15,831	21,998
Phillips 66	4.875%	11/15/44	17,520	22,027
Phillips 66 Partners LP	2.450%	12/15/24	4,300	4,502
Phillips 66 Partners LP	3.605%	2/15/25	9,516	10,280
Phillips 66 Partners LP	3.550%	10/1/26	2,500	2,739
Phillips 66 Partners LP	3.750%	3/1/28	5,725	6,178
Phillips 66 Partners LP	3.150%	12/15/29	10,748	11,198
Phillips 66 Partners LP	4.680%	2/15/45	7,300	7,840
Phillips 66 Partners LP	4.900%	10/1/46	5,933	6,680
Pioneer Natural Resources Co.	4.450%	1/15/26	10,593	12,314
Pioneer Natural Resources Co.	1.900%	8/15/30	12,623	12,506
Plains All American Pipeline LP	3.800%	9/15/30	6,016	6,427
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	5,886	6,066
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	15,838	16,407
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	4,417	4,724
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	24,815	26,430
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	10,849	12,120
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	11,620	13,013
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	8,930	9,337
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	5,439	6,582
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	7,475	7,984
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	12,100	11,831
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	11,468	11,929
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	3,575	3,784
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	12,035	12,584
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	21,195	22,467
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	6,975	7,542
Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,675	15,445

108

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	17,983	19,691
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	23,700	27,018
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	25,385	29,542
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	14,612	17,664
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	21,167	24,951
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	18,806	21,580
[6]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,270	24,020
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	2,000	2,051
	Schlumberger Investment SA	3.650%	12/1/23	18,490	20,036
	Schlumberger Investment SA	2.650%	6/26/30	20,240	21,611
	Shell International Finance BV	1.750%	9/12/21	13,575	13,694
	Shell International Finance BV	2.375%	8/21/22	14,131	14,590
	Shell International Finance BV	2.250%	1/6/23	7,578	7,863
	Shell International Finance BV	3.400%	8/12/23	11,134	12,012
	Shell International Finance BV	0.375%	9/15/23	6,525	6,535
	Shell International Finance BV	3.500%	11/13/23	10,866	11,804
	Shell International Finance BV	2.000%	11/7/24	10,225	10,726
	Shell International Finance BV	2.375%	4/6/25	26,505	28,348
	Shell International Finance BV	3.250%	5/11/25	29,316	32,462
	Shell International Finance BV	2.875%	5/10/26	26,416	29,183
	Shell International Finance BV	2.500%	9/12/26	20,538	22,520
	Shell International Finance BV	3.875%	11/13/28	17,010	20,147
	Shell International Finance BV	2.375%	11/7/29	27,749	29,726
	Shell International Finance BV	2.750%	4/6/30	22,075	24,277
	Shell International Finance BV	4.125%	5/11/35	13,370	16,610
	Shell International Finance BV	6.375%	12/15/38	28,582	44,180
	Shell International Finance BV	5.500%	3/25/40	9,153	13,149
	Shell International Finance BV	3.625%	8/21/42	9,594	11,111
	Shell International Finance BV	4.550%	8/12/43	22,387	29,772
	Shell International Finance BV	4.375%	5/11/45	34,264	45,080
	Shell International Finance BV	4.000%	5/10/46	35,396	44,367
	Shell International Finance BV	3.750%	9/12/46	7,520	9,083
	Shell International Finance BV	3.125%	11/7/49	25,095	27,835
	Shell International Finance BV	3.250%	4/6/50	26,600	29,914
	Spectra Energy Partners LP	4.750%	3/15/24	6,460	7,202
	Spectra Energy Partners LP	3.500%	3/15/25	14,508	15,920
	Spectra Energy Partners LP	3.375%	10/15/26	12,698	14,126
	Spectra Energy Partners LP	5.950%	9/25/43	1,026	1,331
	Spectra Energy Partners LP	4.500%	3/15/45	15,225	17,926
	Suncor Energy Inc.	2.800%	5/15/23	8,725	9,175
	Suncor Energy Inc.	3.600%	12/1/24	5,490	6,055
	Suncor Energy Inc.	3.100%	5/15/25	6,500	7,115
	Suncor Energy Inc.	7.150%	2/1/32	5,708	7,971
	Suncor Energy Inc.	5.950%	12/1/34	3,787	4,949
	Suncor Energy Inc.	6.500%	6/15/38	23,388	32,619
	Suncor Energy Inc.	4.000%	11/15/47	14,957	16,854
	Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,100	1,147
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,889	1,969
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	7,743	8,362
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	4,910	5,757
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	8,185	8,952
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	10,865	11,856
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	10,680	12,162
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,150	1,182
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	7,978	8,507
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	17,239	19,200
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	11,227	12,378
	TC PipeLines LP	3.900%	5/25/27	6,500	7,307
	TechnipFMC plc	3.450%	10/1/22	5,322	5,488
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,971
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,520	5,867
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,792	2,521
[6]	Texas Eastern Transmission LP	2.800%	10/15/22	165	171
	Texas Eastern Transmission LP	7.000%	7/15/32	5,860	8,043

109

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tosco Corp.	8.125%	2/15/30	1,150	1,691
Total Capital Canada Ltd.	2.750%	7/15/23	25,940	27,459
Total Capital International SA	2.875%	2/17/22	7,631	7,850
Total Capital International SA	2.700%	1/25/23	11,750	12,320
Total Capital International SA	3.700%	1/15/24	25,266	27,695
Total Capital International SA	3.750%	4/10/24	3,690	4,093
Total Capital International SA	2.434%	1/10/25	9,700	10,338
Total Capital International SA	3.455%	2/19/29	17,900	20,682
Total Capital International SA	2.829%	1/10/30	20,066	22,408
Total Capital International SA	2.986%	6/29/41	8,050	8,760
Total Capital International SA	3.461%	7/12/49	9,550	11,006
Total Capital International SA	3.127%	5/29/50	33,713	36,648
Total Capital International SA	3.386%	6/29/60	2,000	2,258
Total Capital SA	4.250%	12/15/21	250	259
Total Capital SA	3.883%	10/11/28	8,495	10,045
TransCanada PipeLines Ltd.	2.500%	8/1/22	16,124	16,648
TransCanada PipeLines Ltd.	3.750%	10/16/23	5,107	5,521
TransCanada PipeLines Ltd.	4.875%	1/15/26	13,267	15,719
TransCanada PipeLines Ltd.	4.250%	5/15/28	13,050	15,331
TransCanada PipeLines Ltd.	4.100%	4/15/30	28,652	33,574
TransCanada PipeLines Ltd.	4.625%	3/1/34	17,825	21,493
TransCanada PipeLines Ltd.	5.600%	3/31/34	4,055	5,216
TransCanada PipeLines Ltd.	5.850%	3/15/36	15,615	20,795
TransCanada PipeLines Ltd.	6.200%	10/15/37	24,191	33,569
TransCanada PipeLines Ltd.	4.750%	5/15/38	18,945	23,547
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,575	2,428
TransCanada PipeLines Ltd.	6.100%	6/1/40	10,460	14,042
TransCanada PipeLines Ltd.	5.000%	10/16/43	16,175	20,295
TransCanada PipeLines Ltd.	4.875%	5/15/48	24,422	31,445
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,573	9,911
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,766	6,645
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,625	11,853
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,993	2,524
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	4,996	5,808
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	5,397	6,505
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	12,315	13,847
Valero Energy Corp.	2.700%	4/15/23	14,100	14,701
Valero Energy Corp.	1.200%	3/15/24	5,250	5,271
Valero Energy Corp.	3.650%	3/15/25	3,905	4,268
Valero Energy Corp.	2.850%	4/15/25	8,050	8,556
Valero Energy Corp.	3.400%	9/15/26	17,795	19,460
Valero Energy Corp.	2.150%	9/15/27	5,150	5,244
Valero Energy Corp.	4.350%	6/1/28	20,452	23,225
Valero Energy Corp.	4.000%	4/1/29	13,000	14,572
Valero Energy Corp.	7.500%	4/15/32	10,610	14,655
Valero Energy Corp.	6.625%	6/15/37	16,088	21,295
Valero Energy Corp.	4.900%	3/15/45	8,975	10,462
Valero Energy Partners LP	4.375%	12/15/26	6,962	8,058
Valero Energy Partners LP	4.500%	3/15/28	9,000	10,275
Williams Cos. Inc.	4.000%	11/15/21	9,199	9,399
Williams Cos. Inc.	3.600%	3/15/22	14,996	15,475
Williams Cos. Inc.	3.350%	8/15/22	10,525	10,931
Williams Cos. Inc.	3.700%	1/15/23	14,306	15,110
Williams Cos. Inc.	4.500%	11/15/23	5,800	6,380
Williams Cos. Inc.	4.300%	3/4/24	15,533	17,116
Williams Cos. Inc.	4.550%	6/24/24	29,028	32,436
Williams Cos. Inc.	3.900%	1/15/25	16,001	17,700
Williams Cos. Inc.	4.000%	9/15/25	9,325	10,502
Williams Cos. Inc.	3.750%	6/15/27	15,175	17,255
Williams Cos. Inc.	3.500%	11/15/30	14,375	16,232
Williams Cos. Inc.	7.500%	1/15/31	550	737
Williams Cos. Inc.	6.300%	4/15/40	14,125	18,751
Williams Cos. Inc.	5.800%	11/15/43	10,000	12,704
Williams Cos. Inc.	5.400%	3/4/44	9,000	11,083

110

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.750%	6/24/44	14,367	18,782
	Williams Cos. Inc.	4.900%	1/15/45	6,400	7,640
	Williams Cos. Inc.	5.100%	9/15/45	19,990	24,750
	Williams Cos. Inc.	4.850%	3/1/48	8,125	9,912
	Other Industrial (0.2%)
[4]	American University	3.672%	4/1/49	4,750	5,281
[4]	Boston University	4.061%	10/1/48	4,871	6,161
	Brown University in Providence in the State of Rhode Island and Providence Plant	2.924%	9/1/50	6,306	7,125
	California Institute of Technology	4.321%	8/1/45	750	1,015
	California Institute of Technology	4.700%	11/1/11	11,265	15,598
	CBRE Services Inc.	4.875%	3/1/26	14,015	16,538
	Cintas Corp. No. 2	2.900%	4/1/22	6,900	7,103
	Cintas Corp. No. 2	3.250%	6/1/22	4,915	5,078
	Cintas Corp. No. 2	3.700%	4/1/27	12,205	14,046
[4]	Duke University	2.682%	10/1/44	16,500	17,245
[4]	Duke University	2.832%	10/1/55	11,570	12,550
	Emory University	2.143%	9/1/30	10,200	10,714
	Emory University	2.969%	9/1/50	4,450	4,748
	Georgetown University	4.315%	4/1/49	4,350	5,535
	Georgetown University	2.943%	4/1/50	8,260	8,271
	Georgetown University	5.215%	10/1/18	3,412	4,926
[4]	Johns Hopkins University	4.083%	7/1/53	4,479	5,943
[4]	Johns Hopkins University	2.813%	1/1/60	4,850	5,114
	Leland Stanford Junior University	3.647%	5/1/48	28,561	36,572
	Leland Stanford Junior University	2.413%	6/1/50	1,600	1,657
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	7,875	9,825
	Massachusetts Institute of Technology	2.989%	7/1/50	4,600	5,288
	Massachusetts Institute of Technology	5.600%	7/1/11	10,421	18,221
	Massachusetts Institute of Technology	4.678%	7/1/14	11,024	16,530
	Massachusetts Institute of Technology	3.885%	7/1/16	4,740	6,027
[4]	Northwestern University	4.643%	12/1/44	11,125	14,719
[4]	Northwestern University	2.640%	12/1/50	4,242	4,359
[4]	Northwestern University	3.662%	12/1/57	4,294	5,415
	President & Fellows of Harvard College	4.875%	10/15/40	6,100	8,710
	President & Fellows of Harvard College	3.150%	7/15/46	7,774	9,163
	President & Fellows of Harvard College	2.517%	10/15/50	9,245	9,831
	President & Fellows of Harvard College	3.300%	7/15/56	2,934	3,638
[6]	President & Fellows of Harvard College	6.500%	1/15/39	100	162
	Quanta Services Inc.	2.900%	10/1/30	12,825	13,721
	Steelcase Inc.	5.125%	1/18/29	4,815	5,651
[4]	Trustees of Boston College	3.129%	7/1/52	4,560	4,970
	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,825	5,965
[4]	University of Chicago	2.761%	4/1/45	4,469	4,565
[4]	University of Chicago	2.547%	4/1/50	9,375	9,376
[4]	University of Chicago	4.003%	10/1/53	6,795	8,976
[4]	University of Notre Dame du Lac	3.438%	2/15/45	11,934	14,520
	University of Notre Dame du Lac	3.394%	2/15/48	4,950	6,094
	University of Pennsylvania	4.674%	9/1/12	11,845	16,973
	University of Pennsylvania	3.610%	2/15/19	2,810	3,139
[4]	University of Southern California	3.028%	10/1/39	9,125	9,963
[4]	University of Southern California	3.841%	10/1/47	13,625	17,150
	University of Southern California	2.805%	10/1/50	3,975	4,310
	University of Southern California	3.226%	10/1/20	1,115	1,135
[4]	William Marsh Rice University	3.574%	5/15/45	16,330	19,808
	Yale University	0.873%	4/15/25	6,350	6,450
	Yale University	1.482%	4/15/30	11,330	11,583
	Yale University	2.402%	4/15/50	8,450	8,694
	Technology (2.6%)
	Adobe Inc.	1.700%	2/1/23	4,483	4,611
	Adobe Inc.	1.900%	2/1/25	1,300	1,374
	Adobe Inc.	3.250%	2/1/25	14,841	16,361

111

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Adobe Inc.	2.150%	2/1/27	12,105	13,022
Adobe Inc.	2.300%	2/1/30	17,200	18,556
Alphabet Inc.	3.375%	2/25/24	6,021	6,588
Alphabet Inc.	0.450%	8/15/25	13,353	13,348
Alphabet Inc.	1.998%	8/15/26	5,322	5,686
Alphabet Inc.	0.800%	8/15/27	13,360	13,305
Alphabet Inc.	1.100%	8/15/30	27,800	27,364
Alphabet Inc.	1.900%	8/15/40	18,200	17,758
Alphabet Inc.	2.050%	8/15/50	33,375	31,866
Alphabet Inc.	2.250%	8/15/60	25,450	24,387
Altera Corp.	4.100%	11/15/23	7,396	8,151
Amdocs Ltd.	2.538%	6/15/30	9,000	9,435
Analog Devices Inc.	2.500%	12/5/21	5,600	5,701
Analog Devices Inc.	2.875%	6/1/23	14,050	14,783
Analog Devices Inc.	3.125%	12/5/23	10,898	11,727
Analog Devices Inc.	2.950%	4/1/25	4,602	5,011
Analog Devices Inc.	3.900%	12/15/25	2,664	3,037
Analog Devices Inc.	3.500%	12/5/26	11,665	13,246
Analog Devices Inc.	5.300%	12/15/45	999	1,384
Apple Inc.	2.150%	2/9/22	31,662	32,318
Apple Inc.	2.500%	2/9/22	20,170	20,638
Apple Inc.	2.300%	5/11/22	24,343	24,970
Apple Inc.	2.700%	5/13/22	29,724	30,710
Apple Inc.	2.100%	9/12/22	5,429	5,589
Apple Inc.	2.400%	1/13/23	13,500	14,053
Apple Inc.	2.850%	2/23/23	21,793	22,873
Apple Inc.	2.400%	5/3/23	62,213	65,227
Apple Inc.	0.750%	5/11/23	19,850	20,096
Apple Inc.	3.000%	2/9/24	5,654	6,082
Apple Inc.	3.450%	5/6/24	20,532	22,601
Apple Inc.	2.850%	5/11/24	28,807	31,055
Apple Inc.	1.800%	9/11/24	11,870	12,464
Apple Inc.	2.750%	1/13/25	21,313	23,087
Apple Inc.	2.500%	2/9/25	22,231	24,014
Apple Inc.	1.125%	5/11/25	41,134	42,238
Apple Inc.	3.200%	5/13/25	26,968	30,083
Apple Inc.	0.550%	8/20/25	13,366	13,406
Apple Inc.	3.250%	2/23/26	25,001	28,057
Apple Inc.	2.450%	8/4/26	45,619	49,717
Apple Inc.	2.050%	9/11/26	11,825	12,630
Apple Inc.	3.350%	2/9/27	32,812	37,326
Apple Inc.	3.200%	5/11/27	44,364	50,200
Apple Inc.	3.000%	6/20/27	2,100	2,362
Apple Inc.	2.900%	9/12/27	48,027	53,723
Apple Inc.	3.000%	11/13/27	7,779	8,760
Apple Inc.	2.200%	9/11/29	24,870	26,799
Apple Inc.	1.650%	5/11/30	24,500	25,139
Apple Inc.	1.250%	8/20/30	16,000	15,978
Apple Inc.	4.500%	2/23/36	16,084	21,588
Apple Inc.	3.850%	5/4/43	40,379	51,234
Apple Inc.	4.450%	5/6/44	10,983	15,051
Apple Inc.	3.450%	2/9/45	28,006	33,804
Apple Inc.	4.375%	5/13/45	16,140	22,082
Apple Inc.	4.650%	2/23/46	49,667	71,252
Apple Inc.	3.850%	8/4/46	26,914	34,622
Apple Inc.	4.250%	2/9/47	12,925	17,591
Apple Inc.	3.750%	9/12/47	18,665	23,306
Apple Inc.	3.750%	11/13/47	17,936	22,626
Apple Inc.	2.950%	9/11/49	32,009	35,619
Apple Inc.	2.650%	5/11/50	38,685	40,908
Apple Inc.	2.400%	8/20/50	18,051	18,447
Apple Inc.	2.550%	8/20/60	22,625	23,160
Applied Materials Inc.	3.900%	10/1/25	16,000	18,303
Applied Materials Inc.	3.300%	4/1/27	16,870	19,179

112

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Applied Materials Inc.	1.750%	6/1/30	9,200	9,520
Applied Materials Inc.	5.100%	10/1/35	8,647	11,996
Applied Materials Inc.	5.850%	6/15/41	7,771	12,228
Applied Materials Inc.	4.350%	4/1/47	7,350	10,153
Applied Materials Inc.	2.750%	6/1/50	15,485	16,819
Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,473
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,309
Arrow Electronics Inc.	3.250%	9/8/24	9,054	9,754
Arrow Electronics Inc.	4.000%	4/1/25	4,487	4,913
Arrow Electronics Inc.	3.875%	1/12/28	6,300	7,100
Autodesk Inc.	3.600%	12/15/22	1,725	1,813
Autodesk Inc.	4.375%	6/15/25	3,463	3,956
Autodesk Inc.	3.500%	6/15/27	9,485	10,702
Autodesk Inc.	2.850%	1/15/30	6,100	6,761
Avnet Inc.	3.750%	12/1/21	2,000	2,046
Avnet Inc.	4.875%	12/1/22	6,870	7,329
Avnet Inc.	4.625%	4/15/26	6,730	7,609
Baidu Inc.	2.875%	7/6/22	10,200	10,507
Baidu Inc.	3.500%	11/28/22	8,525	8,931
Baidu Inc.	3.875%	9/29/23	10,650	11,477
Baidu Inc.	4.375%	5/14/24	9,400	10,324
Baidu Inc.	3.075%	4/7/25	6,000	6,410
Baidu Inc.	1.720%	4/9/26	10,000	10,173
Baidu Inc.	3.625%	7/6/27	9,300	10,273
Baidu Inc.	4.375%	3/29/28	5,900	6,789
Baidu Inc.	4.875%	11/14/28	7,400	8,851
Baidu Inc.	3.425%	4/7/30	4,425	4,909
Baidu Inc.	2.375%	10/9/30	4,000	4,092
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	17,100	17,779
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	41,140	44,437
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	7,750	8,363
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	47,077	52,909
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	16,365	18,008
Broadcom Inc.	3.125%	10/15/22	16,000	16,707
Broadcom Inc.	2.250%	11/15/23	12,000	12,519
Broadcom Inc.	3.625%	10/15/24	17,673	19,404
Broadcom Inc.	4.700%	4/15/25	20,275	23,221
Broadcom Inc.	3.150%	11/15/25	33,000	36,033
Broadcom Inc.	4.250%	4/15/26	31,300	35,628
Broadcom Inc.	3.459%	9/15/26	40,105	44,370
Broadcom Inc.	4.110%	9/15/28	26,246	29,886
Broadcom Inc.	4.750%	4/15/29	37,000	44,175
Broadcom Inc.	5.000%	4/15/30	30,390	36,800
Broadcom Inc.	4.150%	11/15/30	38,000	43,922
Broadcom Inc.	4.300%	11/15/32	26,100	30,779
Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,350	8,278
Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,381	7,002
CA Inc.	4.700%	3/15/27	1,400	1,597
Cadence Design Systems Inc.	4.375%	10/15/24	3,992	4,480
Cisco Systems Inc.	3.000%	6/15/22	757	787
Cisco Systems Inc.	2.600%	2/28/23	2,908	3,052
Cisco Systems Inc.	2.200%	9/20/23	11,715	12,267
Cisco Systems Inc.	3.625%	3/4/24	15,078	16,575
Cisco Systems Inc.	3.500%	6/15/25	4,297	4,860
Cisco Systems Inc.	2.950%	2/28/26	6,630	7,384
Cisco Systems Inc.	2.500%	9/20/26	6,175	6,766
Cisco Systems Inc.	5.900%	2/15/39	19,491	29,988
Cisco Systems Inc.	5.500%	1/15/40	29,604	44,315
Citrix Systems Inc.	4.500%	12/1/27	8,980	10,507
Citrix Systems Inc.	3.300%	3/1/30	7,160	7,887
Corning Inc.	2.900%	5/15/22	5,575	5,733
Corning Inc.	4.700%	3/15/37	5,761	6,911
Corning Inc.	5.750%	8/15/40	10,381	13,905
Corning Inc.	4.750%	3/15/42	6,000	7,605

113

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corning Inc.	5.350%	11/15/48	5,446	7,705
	Corning Inc.	4.375%	11/15/57	7,630	9,416
	Corning Inc.	5.850%	11/15/68	3,945	5,726
	Corning Inc.	5.450%	11/15/79	8,650	11,795
[6]	Dell International LLC / EMC Corp.	5.450%	6/15/23	40,667	44,903
[6]	Dell International LLC / EMC Corp.	4.000%	7/15/24	12,450	13,687
[6]	Dell International LLC / EMC Corp.	5.850%	7/15/25	13,292	15,971
[6]	Dell International LLC / EMC Corp.	6.020%	6/15/26	48,933	59,620
[6]	Dell International LLC / EMC Corp.	4.900%	10/1/26	10,000	11,815
[6]	Dell International LLC / EMC Corp.	6.100%	7/15/27	7,749	9,602
[6]	Dell International LLC / EMC Corp.	5.300%	10/1/29	22,640	27,716
[6]	Dell International LLC / EMC Corp.	6.200%	7/15/30	12,800	16,631
[6]	Dell International LLC / EMC Corp.	8.100%	7/15/36	22,009	32,362
[6]	Dell International LLC / EMC Corp.	8.350%	7/15/46	29,070	43,977
	DXC Technology Co.	4.000%	4/15/23	8,540	9,102
	DXC Technology Co.	4.250%	4/15/24	13,410	14,644
	DXC Technology Co.	4.125%	4/15/25	13,215	14,586
	DXC Technology Co.	4.750%	4/15/27	3,158	3,597
	Equifax Inc.	3.300%	12/15/22	2,450	2,565
	Equifax Inc.	3.950%	6/15/23	3,911	4,222
	Equifax Inc.	2.600%	12/1/24	4,641	4,965
	Equifax Inc.	2.600%	12/15/25	5,440	5,876
	Equifax Inc.	3.100%	5/15/30	9,222	10,236
	Equinix Inc.	2.625%	11/18/24	13,125	14,037
	Equinix Inc.	1.250%	7/15/25	16,849	17,159
	Equinix Inc.	1.000%	9/15/25	4,500	4,493
	Equinix Inc.	2.900%	11/18/26	9,350	10,251
	Equinix Inc.	5.375%	5/15/27	1,768	1,918
	Equinix Inc.	1.800%	7/15/27	7,475	7,696
	Equinix Inc.	1.550%	3/15/28	4,200	4,230
	Equinix Inc.	3.200%	11/18/29	17,408	19,169
	Equinix Inc.	2.150%	7/15/30	16,539	16,802
	Equinix Inc.	3.000%	7/15/50	8,300	8,410
	Equinix Inc.	2.950%	9/15/51	3,100	3,134
	Fidelity National Information Services Inc.	3.500%	4/15/23	20,511	21,780
	Fidelity National Information Services Inc.	3.875%	6/5/24	4,543	4,996
	Fidelity National Information Services Inc.	5.000%	10/15/25	850	1,006
	Fidelity National Information Services Inc.	3.000%	8/15/26	22,946	25,555
	Fidelity National Information Services Inc.	4.250%	5/15/28	1,663	1,970
	Fidelity National Information Services Inc.	3.750%	5/21/29	12,948	15,158
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,345	1,687
	Fiserv Inc.	3.500%	10/1/22	10,400	10,876
	Fiserv Inc.	3.800%	10/1/23	15,552	16,941
	Fiserv Inc.	2.750%	7/1/24	29,409	31,551
	Fiserv Inc.	3.850%	6/1/25	29,687	33,513
	Fiserv Inc.	3.200%	7/1/26	20,175	22,594
	Fiserv Inc.	2.250%	6/1/27	14,145	15,060
	Fiserv Inc.	4.200%	10/1/28	13,685	16,245
	Fiserv Inc.	3.500%	7/1/29	42,780	48,820
	Fiserv Inc.	2.650%	6/1/30	13,600	14,674
	Fiserv Inc.	4.400%	7/1/49	26,647	35,685
	Flex Ltd.	5.000%	2/15/23	8,645	9,358
	Flex Ltd.	3.750%	2/1/26	5,000	5,591
	Flex Ltd.	4.875%	6/15/29	9,300	11,006
	Flex Ltd.	4.875%	5/12/30	3,075	3,693
	FLIR Systems Inc.	2.500%	8/1/30	6,600	6,917
	Global Payments Inc.	3.750%	6/1/23	4,888	5,230
	Global Payments Inc.	4.000%	6/1/23	7,638	8,258
	Global Payments Inc.	2.650%	2/15/25	19,559	20,954
	Global Payments Inc.	4.800%	4/1/26	10,226	12,142
	Global Payments Inc.	4.450%	6/1/28	6,895	8,169
	Global Payments Inc.	3.200%	8/15/29	21,018	23,321
	Global Payments Inc.	2.900%	5/15/30	9,445	10,236
	Global Payments Inc.	4.150%	8/15/49	19,585	24,015

114

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hewlett Packard Enterprise Co.	4.400%	10/15/22	24,450	25,958
Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,600	6,855
Hewlett Packard Enterprise Co.	4.450%	10/2/23	15,175	16,701
Hewlett Packard Enterprise Co.	1.450%	4/1/24	8,475	8,698
Hewlett Packard Enterprise Co.	4.650%	10/1/24	15,329	17,375
Hewlett Packard Enterprise Co.	4.900%	10/15/25	30,075	35,211
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,455	4,618
Hewlett Packard Enterprise Co.	6.200%	10/15/35	17,114	22,070
Hewlett Packard Enterprise Co.	6.350%	10/15/45	18,738	24,740
HP Inc.	4.050%	9/15/22	2,100	2,227
HP Inc.	2.200%	6/17/25	20,000	21,171
HP Inc.	3.000%	6/17/27	30,128	33,230
HP Inc.	3.400%	6/17/30	22,875	25,352
HP Inc.	6.000%	9/15/41	12,299	15,964
IBM Credit LLC	3.600%	11/30/21	10,645	10,964
IBM Credit LLC	2.200%	9/8/22	8,890	9,175
IBM Credit LLC	3.000%	2/6/23	10,510	11,084
Intel Corp.	3.100%	7/29/22	16,996	17,750
Intel Corp.	2.700%	12/15/22	28,112	29,434
Intel Corp.	2.875%	5/11/24	14,690	15,814
Intel Corp.	3.400%	3/25/25	18,025	19,978
Intel Corp.	3.700%	7/29/25	30,348	34,211
Intel Corp.	2.600%	5/19/26	21,252	23,181
Intel Corp.	3.750%	3/25/27	18,100	20,955
Intel Corp.	2.450%	11/15/29	26,800	28,907
Intel Corp.	3.900%	3/25/30	21,425	25,651
Intel Corp.	4.000%	12/15/32	12,295	15,166
Intel Corp.	4.600%	3/25/40	4,891	6,428
Intel Corp.	4.800%	10/1/41	18,584	25,283
Intel Corp.	4.250%	12/15/42	8,266	10,575
Intel Corp.	4.900%	7/29/45	3,313	4,602
Intel Corp.	4.100%	5/19/46	15,697	19,999
Intel Corp.	4.100%	5/11/47	14,177	18,073
Intel Corp.	3.734%	12/8/47	43,629	52,262
Intel Corp.	3.250%	11/15/49	19,496	21,774
Intel Corp.	4.750%	3/25/50	31,740	44,254
Intel Corp.	3.100%	2/15/60	9,200	9,954
Intel Corp.	4.950%	3/25/60	8,826	13,020
International Business Machines Corp.	2.500%	1/27/22	11,060	11,330
International Business Machines Corp.	2.850%	5/13/22	44,600	46,182
International Business Machines Corp.	1.875%	8/1/22	16,208	16,626
International Business Machines Corp.	2.875%	11/9/22	23,085	24,206
International Business Machines Corp.	3.375%	8/1/23	25,440	27,441
International Business Machines Corp.	3.625%	2/12/24	23,475	25,707
International Business Machines Corp.	3.000%	5/15/24	37,650	40,695
International Business Machines Corp.	7.000%	10/30/25	6,765	8,761
International Business Machines Corp.	3.450%	2/19/26	12,267	13,848
International Business Machines Corp.	3.300%	5/15/26	53,000	59,813
International Business Machines Corp.	3.300%	1/27/27	1,500	1,689
International Business Machines Corp.	1.700%	5/15/27	7,500	7,786
International Business Machines Corp.	6.220%	8/1/27	5,550	7,245
International Business Machines Corp.	6.500%	1/15/28	1,520	2,021
International Business Machines Corp.	3.500%	5/15/29	33,300	38,517
International Business Machines Corp.	1.950%	5/15/30	27,080	27,844
International Business Machines Corp.	5.875%	11/29/32	6,448	9,248
International Business Machines Corp.	4.150%	5/15/39	26,500	33,447
International Business Machines Corp.	5.600%	11/30/39	4,685	6,842
International Business Machines Corp.	2.850%	5/15/40	21,000	22,366
International Business Machines Corp.	4.000%	6/20/42	22,410	27,689
International Business Machines Corp.	4.250%	5/15/49	36,840	48,009
International Business Machines Corp.	2.950%	5/15/50	18,140	19,329
Intuit Inc.	0.650%	7/15/23	3,490	3,516
Intuit Inc.	0.950%	7/15/25	8,100	8,207
Intuit Inc.	1.350%	7/15/27	6,500	6,644

115

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intuit Inc.	1.650%	7/15/30	6,500	6,671
	Jabil Inc.	4.700%	9/15/22	1,440	1,538
	Jabil Inc.	3.950%	1/12/28	8,773	9,907
	Jabil Inc.	3.600%	1/15/30	8,420	9,367
	Jabil Inc.	3.000%	1/15/31	8,500	9,039
	Juniper Networks Inc.	1.200%	12/10/25	2,475	2,504
	Juniper Networks Inc.	3.750%	8/15/29	10,565	12,084
	Juniper Networks Inc.	2.000%	12/10/30	3,600	3,547
	Juniper Networks Inc.	5.950%	3/15/41	6,351	8,296
	Keysight Technologies Inc.	4.550%	10/30/24	13,592	15,373
	Keysight Technologies Inc.	4.600%	4/6/27	7,800	9,283
	Keysight Technologies Inc.	3.000%	10/30/29	2,150	2,376
	KLA Corp.	4.650%	11/1/24	17,405	19,795
	KLA Corp.	4.100%	3/15/29	18,510	22,134
	KLA Corp.	5.000%	3/15/49	5,310	7,387
	KLA Corp.	3.300%	3/1/50	3,050	3,403
	Lam Research Corp.	3.800%	3/15/25	5,504	6,163
	Lam Research Corp.	3.750%	3/15/26	12,800	14,646
	Lam Research Corp.	4.000%	3/15/29	12,650	15,111
	Lam Research Corp.	1.900%	6/15/30	10,000	10,371
	Lam Research Corp.	4.875%	3/15/49	11,290	16,355
	Lam Research Corp.	2.875%	6/15/50	9,000	9,679
	Lam Research Corp.	3.125%	6/15/60	4,000	4,446
[6]	Leidos Inc.	2.950%	5/15/23	7,400	7,798
[6]	Leidos Inc.	3.625%	5/15/25	6,400	7,160
[6]	Leidos Inc.	4.375%	5/15/30	11,000	13,145
[6]	Leidos Inc.	2.300%	2/15/31	12,500	12,747
	Marvell Technology Group Ltd.	4.200%	6/22/23	6,867	7,434
	Marvell Technology Group Ltd.	4.875%	6/22/28	6,725	7,919
	Maxim Integrated Products Inc.	3.375%	3/15/23	5,550	5,846
	Maxim Integrated Products Inc.	3.450%	6/15/27	5,400	6,044
	Microchip Technology Inc.	4.333%	6/1/23	8,000	8,655
	Micron Technology Inc.	4.640%	2/6/24	4,800	5,334
	Micron Technology Inc.	4.975%	2/6/26	4,239	4,997
	Micron Technology Inc.	4.185%	2/15/27	20,193	23,954
	Micron Technology Inc.	5.327%	2/6/29	9,872	12,315
	Micron Technology Inc.	4.663%	2/15/30	4,650	5,690
	Microsoft Corp.	2.400%	2/6/22	35,269	36,043
	Microsoft Corp.	2.375%	2/12/22	19,236	19,662
	Microsoft Corp.	2.650%	11/3/22	14,260	14,843
	Microsoft Corp.	2.125%	11/15/22	739	765
	Microsoft Corp.	2.000%	8/8/23	12,947	13,507
	Microsoft Corp.	3.625%	12/15/23	5,860	6,402
	Microsoft Corp.	2.875%	2/6/24	32,871	35,296
	Microsoft Corp.	2.700%	2/12/25	23,439	25,403
	Microsoft Corp.	3.125%	11/3/25	53,342	59,604
	Microsoft Corp.	2.400%	8/8/26	53,019	57,742
	Microsoft Corp.	3.300%	2/6/27	52,590	59,835
	Microsoft Corp.	3.500%	2/12/35	18,357	22,516
	Microsoft Corp.	4.200%	11/3/35	12,105	15,896
	Microsoft Corp.	3.450%	8/8/36	28,316	34,867
	Microsoft Corp.	4.100%	2/6/37	29,750	38,779
	Microsoft Corp.	3.500%	11/15/42	21,746	26,526
	Microsoft Corp.	3.750%	2/12/45	475	610
	Microsoft Corp.	4.450%	11/3/45	29,012	41,192
	Microsoft Corp.	3.700%	8/8/46	79,040	99,675
	Microsoft Corp.	4.250%	2/6/47	5,575	7,876
	Microsoft Corp.	2.525%	6/1/50	91,452	96,072
	Microsoft Corp.	4.000%	2/12/55	18,506	25,389
	Microsoft Corp.	4.750%	11/3/55	8,883	13,495
	Microsoft Corp.	3.950%	8/8/56	14,298	19,305
	Microsoft Corp.	4.500%	2/6/57	100	147
	Microsoft Corp.	2.675%	6/1/60	57,157	61,724
	Motorola Solutions Inc.	4.000%	9/1/24	7,216	8,058

116

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Motorola Solutions Inc.	4.600%	2/23/28	9,700	11,687
	Motorola Solutions Inc.	4.600%	5/23/29	1,900	2,279
	Motorola Solutions Inc.	2.300%	11/15/30	5,600	5,688
	Motorola Solutions Inc.	5.500%	9/1/44	6,325	8,043
	NetApp Inc.	3.300%	9/29/24	4,700	5,111
	NetApp Inc.	1.875%	6/22/25	6,425	6,706
	NetApp Inc.	2.375%	6/22/27	6,500	6,935
	NetApp Inc.	2.700%	6/22/30	11,200	12,019
	NVIDIA Corp.	3.200%	9/16/26	21,702	24,520
	NVIDIA Corp.	2.850%	4/1/30	20,875	23,352
	NVIDIA Corp.	3.500%	4/1/40	15,300	18,341
	NVIDIA Corp.	3.500%	4/1/50	27,345	32,989
	NVIDIA Corp.	3.700%	4/1/60	7,430	9,419
[6]	NXP BV / NXP Funding LLC	4.875%	3/1/24	10,000	11,264
[6]	NXP BV / NXP Funding LLC	5.350%	3/1/26	3,975	4,790
[6]	NXP BV / NXP Funding LLC	5.550%	12/1/28	11,669	14,846
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	4,428	4,755
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	5,750	6,582
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	5,900	6,497
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	18,275	21,782
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	12,400	14,042
	Oracle Corp.	1.900%	9/15/21	35,793	36,154
	Oracle Corp.	2.500%	5/15/22	28,353	29,122
	Oracle Corp.	2.500%	10/15/22	16,131	16,765
	Oracle Corp.	2.625%	2/15/23	12,911	13,519
	Oracle Corp.	3.625%	7/15/23	1,404	1,519
	Oracle Corp.	2.400%	9/15/23	30,141	31,666
	Oracle Corp.	3.400%	7/8/24	31,880	34,822
	Oracle Corp.	2.950%	11/15/24	35,003	37,977
	Oracle Corp.	2.500%	4/1/25	53,801	57,787
	Oracle Corp.	2.950%	5/15/25	28,711	31,400
	Oracle Corp.	2.650%	7/15/26	59,048	64,547
	Oracle Corp.	2.800%	4/1/27	33,665	37,019
	Oracle Corp.	3.250%	11/15/27	5,533	6,307
	Oracle Corp.	2.950%	4/1/30	49,189	54,842
	Oracle Corp.	3.250%	5/15/30	1,450	1,664
	Oracle Corp.	4.300%	7/8/34	30,257	38,048
	Oracle Corp.	3.900%	5/15/35	8,047	9,820
	Oracle Corp.	3.850%	7/15/36	24,355	29,279
	Oracle Corp.	3.800%	11/15/37	22,639	27,099
	Oracle Corp.	6.125%	7/8/39	6,237	9,581
	Oracle Corp.	3.600%	4/1/40	43,232	50,579
	Oracle Corp.	5.375%	7/15/40	30,293	43,237
	Oracle Corp.	4.500%	7/8/44	15,605	20,284
	Oracle Corp.	4.125%	5/15/45	24,550	30,293
	Oracle Corp.	4.000%	7/15/46	41,610	50,904
	Oracle Corp.	4.000%	11/15/47	25,592	31,438
	Oracle Corp.	3.600%	4/1/50	59,716	69,529
	Oracle Corp.	4.375%	5/15/55	14,991	19,689
	Oracle Corp.	3.850%	4/1/60	46,560	56,730
	PayPal Holdings Inc.	2.200%	9/26/22	9,125	9,425
	PayPal Holdings Inc.	1.350%	6/1/23	6,875	7,037
	PayPal Holdings Inc.	2.400%	10/1/24	14,000	14,961
	PayPal Holdings Inc.	1.650%	6/1/25	4,875	5,094
	PayPal Holdings Inc.	2.650%	10/1/26	24,350	26,686
	PayPal Holdings Inc.	2.850%	10/1/29	23,935	26,569
	PayPal Holdings Inc.	2.300%	6/1/30	15,556	16,638
	PayPal Holdings Inc.	3.250%	6/1/50	16,995	19,457
	QUALCOMM Inc.	3.000%	5/20/22	9,165	9,495
	QUALCOMM Inc.	2.600%	1/30/23	7,872	8,236
	QUALCOMM Inc.	2.900%	5/20/24	14,190	15,255
	QUALCOMM Inc.	3.450%	5/20/25	15,203	16,929
	QUALCOMM Inc.	3.250%	5/20/27	21,776	24,665
[6]	QUALCOMM Inc.	1.300%	5/20/28	31,002	31,157

117

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	2.150%	5/20/30	7,516	7,944
[6]	QUALCOMM Inc.	1.650%	5/20/32	26,876	26,830
	QUALCOMM Inc.	4.650%	5/20/35	11,251	15,002
	QUALCOMM Inc.	4.800%	5/20/45	19,672	27,737
	QUALCOMM Inc.	4.300%	5/20/47	18,838	25,510
	QUALCOMM Inc.	3.250%	5/20/50	7,775	9,007
	salesforce.com Inc.	3.250%	4/11/23	13,250	14,090
	salesforce.com Inc.	3.700%	4/11/28	18,600	21,880
[6]	Seagate HDD Cayman	4.091%	6/1/29	700	747
	Seagate HDD Cayman	5.750%	12/1/34	3,300	3,869
	ServiceNow Inc.	1.400%	9/1/30	16,975	16,534
	Tencent Music Entertainment Group	2.000%	9/3/30	5,500	5,459
	Texas Instruments Inc.	1.850%	5/15/22	8,622	8,794
	Texas Instruments Inc.	2.250%	5/1/23	150	156
	Texas Instruments Inc.	2.625%	5/15/24	3,750	4,003
	Texas Instruments Inc.	1.375%	3/12/25	12,145	12,556
	Texas Instruments Inc.	2.900%	11/3/27	11,333	12,644
	Texas Instruments Inc.	2.250%	9/4/29	16,175	17,369
	Texas Instruments Inc.	1.750%	5/4/30	9,150	9,415
	Texas Instruments Inc.	3.875%	3/15/39	9,450	11,788
	Texas Instruments Inc.	4.150%	5/15/48	18,594	24,747
	Trimble Inc.	4.150%	6/15/23	1,540	1,669
	Trimble Inc.	4.750%	12/1/24	7,596	8,675
	Trimble Inc.	4.900%	6/15/28	6,477	7,740
	Tyco Electronics Group SA	3.500%	2/3/22	2,450	2,513
	Tyco Electronics Group SA	3.450%	8/1/24	5,050	5,478
	Tyco Electronics Group SA	3.700%	2/15/26	1,100	1,230
	Tyco Electronics Group SA	3.125%	8/15/27	12,686	14,059
	Tyco Electronics Group SA	7.125%	10/1/37	7,700	11,582
	Verisk Analytics Inc.	4.125%	9/12/22	6,365	6,711
	Verisk Analytics Inc.	4.000%	6/15/25	11,177	12,641
	Verisk Analytics Inc.	4.125%	3/15/29	8,901	10,635
	Verisk Analytics Inc.	5.500%	6/15/45	12,950	18,343
	Verisk Analytics Inc.	3.625%	5/15/50	8,575	9,935
	VMware Inc.	2.950%	8/21/22	19,843	20,585
	VMware Inc.	4.500%	5/15/25	20,725	23,648
	VMware Inc.	4.650%	5/15/27	10,795	12,639
	VMware Inc.	3.900%	8/21/27	24,749	27,921
	VMware Inc.	4.700%	5/15/30	10,629	12,779
	Xilinx Inc.	2.950%	6/1/24	8,775	9,441
	Xilinx Inc.	2.375%	6/1/30	10,550	11,003
	Transportation (0.7%)
[4]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	842	825
[4]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	2,893	2,839
[4]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	8,419	8,046
[4]	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	1,890	1,702
[4]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	4/15/30	4,931	4,824
[4]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,113	2,084
[4]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	3,172	3,064
[4]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	8,630	8,288
[4]	BNSF Funding Trust I	6.613%	12/15/55	600	690
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	704
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	10,150	10,295
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	6,595	6,764
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	9,516	9,880
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	5,906	6,199
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	8,440	9,142
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,542	10,457
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	12,550	13,744
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	11,785	12,894
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	9,054	10,208
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,275	1,649

118

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	9,305	10,528
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,300	4,980
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	3,421	5,171
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,365	12,396
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,600	10,479
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	11,654	16,809
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,800	6,625
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,181	13,407
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	11,722	15,509
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	16,272	21,846
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	5,093	7,295
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	10,456	14,740
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	12,201	16,436
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	10,276	13,428
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,638	12,123
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	13,918	17,659
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	14,353	18,790
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	10,556	13,846
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	8,478	11,313
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	13,644	16,591
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	8,415	9,559
	Canadian National Railway Co.	2.850%	12/15/21	2,510	2,554
	Canadian National Railway Co.	2.950%	11/21/24	9,219	9,957
	Canadian National Railway Co.	2.750%	3/1/26	7,567	8,276
	Canadian National Railway Co.	6.900%	7/15/28	2,050	2,820
	Canadian National Railway Co.	6.250%	8/1/34	1,420	2,170
	Canadian National Railway Co.	6.200%	6/1/36	5,743	8,505
	Canadian National Railway Co.	6.375%	11/15/37	3,834	5,926
	Canadian National Railway Co.	3.200%	8/2/46	3,508	4,079
	Canadian National Railway Co.	3.650%	2/3/48	21,616	26,503
	Canadian National Railway Co.	4.450%	1/20/49	1,680	2,313
	Canadian National Railway Co.	2.450%	5/1/50	10,525	10,892
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,051
	Canadian Pacific Railway Co.	4.500%	1/15/22	5,500	5,718
	Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,783
	Canadian Pacific Railway Co.	2.900%	2/1/25	7,462	8,059
	Canadian Pacific Railway Co.	4.000%	6/1/28	700	819
	Canadian Pacific Railway Co.	2.050%	3/5/30	10,236	10,728
	Canadian Pacific Railway Co.	7.125%	10/15/31	3,510	5,213
	Canadian Pacific Railway Co.	5.750%	3/15/33	375	474
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,092	4,030
	Canadian Pacific Railway Co.	5.950%	5/15/37	14,654	21,467
	Canadian Pacific Railway Co.	5.750%	1/15/42	13,745	19,593
	Canadian Pacific Railway Co.	4.800%	8/1/45	2,446	3,343
	Canadian Pacific Railway Co.	6.125%	9/15/15	6,349	10,524
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,717	6,706
[4]	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	1,992	1,996
[4]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,541	2,541
[4]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	4,978	5,000
[4]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	877	884
	CSX Corp.	3.400%	8/1/24	5,050	5,516
	CSX Corp.	3.350%	11/1/25	15,086	16,885
	CSX Corp.	2.600%	11/1/26	9,873	10,769
	CSX Corp.	3.250%	6/1/27	12,249	13,824
	CSX Corp.	3.800%	3/1/28	16,847	19,574
	CSX Corp.	4.250%	3/15/29	17,683	21,343
	CSX Corp.	2.400%	2/15/30	7,595	8,187
	CSX Corp.	6.000%	10/1/36	6,969	10,097
	CSX Corp.	6.150%	5/1/37	4,867	7,131
	CSX Corp.	6.220%	4/30/40	8,807	13,287
	CSX Corp.	5.500%	4/15/41	10,057	14,041
	CSX Corp.	4.750%	5/30/42	4,085	5,350
	CSX Corp.	4.400%	3/1/43	363	459
	CSX Corp.	4.100%	3/15/44	10,345	12,767

119

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	3.800%	11/1/46	5,327	6,445
	CSX Corp.	4.300%	3/1/48	10,175	13,106
	CSX Corp.	4.750%	11/15/48	6,662	9,124
	CSX Corp.	4.500%	3/15/49	12,219	16,358
	CSX Corp.	3.350%	9/15/49	6,097	6,922
	CSX Corp.	3.800%	4/15/50	10,825	13,363
	CSX Corp.	3.950%	5/1/50	7,220	8,980
	CSX Corp.	4.500%	8/1/54	1,225	1,655
	CSX Corp.	4.250%	11/1/66	9,305	12,344
	CSX Corp.	4.650%	3/1/68	11,950	16,614
[4]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	3,079	3,139
[4]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	3,093	3,100
[4]	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	6,000	6,136
[4]	Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000%	6/10/28	9,046	8,961
	FedEx Corp.	3.400%	1/14/22	1,408	1,453
	FedEx Corp.	2.625%	8/1/22	6,865	7,111
	FedEx Corp.	4.000%	1/15/24	4,548	5,023
	FedEx Corp.	3.200%	2/1/25	7,464	8,201
	FedEx Corp.	3.800%	5/15/25	3,823	4,318
	FedEx Corp.	3.250%	4/1/26	7,685	8,578
	FedEx Corp.	3.300%	3/15/27	6,100	6,807
	FedEx Corp.	3.400%	2/15/28	7,756	8,824
	FedEx Corp.	3.100%	8/5/29	12,755	14,171
	FedEx Corp.	4.250%	5/15/30	7,033	8,538
	FedEx Corp.	4.900%	1/15/34	3,962	5,119
	FedEx Corp.	3.900%	2/1/35	11,091	13,217
	FedEx Corp.	3.875%	8/1/42	3,995	4,660
	FedEx Corp.	4.100%	4/15/43	6,520	7,688
	FedEx Corp.	5.100%	1/15/44	10,577	14,130
	FedEx Corp.	4.100%	2/1/45	4,224	5,001
	FedEx Corp.	4.750%	11/15/45	19,015	24,601
	FedEx Corp.	4.550%	4/1/46	18,669	23,640
	FedEx Corp.	4.400%	1/15/47	9,780	12,123
	FedEx Corp.	4.050%	2/15/48	14,510	17,321
	FedEx Corp.	4.950%	10/17/48	13,050	17,733
	FedEx Corp.	5.250%	5/15/50	16,400	23,187
	FedEx Corp.	4.500%	2/1/65	1,124	1,297
[4]	FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	2/20/34	15,750	16,076
	JB Hunt Transport Services Inc.	3.300%	8/15/22	4,100	4,262
	JB Hunt Transport Services Inc.	3.875%	3/1/26	13,725	15,773
[4]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	10,583	10,533
[4]	JetBlue 2020-1 Class A Pass Through Trust	4.000%	11/15/32	4,250	4,569
	Kansas City Southern	3.000%	5/15/23	17,791	18,521
	Kansas City Southern	2.875%	11/15/29	8,985	9,709
	Kansas City Southern	4.300%	5/15/43	5,740	6,679
	Kansas City Southern	4.950%	8/15/45	9,025	11,523
	Kansas City Southern	4.700%	5/1/48	10,942	13,789
	Kansas City Southern	3.500%	5/1/50	5,450	6,073
	Kirby Corp.	4.200%	3/1/28	13,926	15,350
	Norfolk Southern Corp.	3.250%	12/1/21	10,615	10,819
	Norfolk Southern Corp.	3.000%	4/1/22	11,373	11,680
	Norfolk Southern Corp.	2.903%	2/15/23	9,135	9,570
	Norfolk Southern Corp.	3.850%	1/15/24	2,805	3,053
	Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,741
	Norfolk Southern Corp.	3.650%	8/1/25	2,163	2,417
	Norfolk Southern Corp.	2.900%	6/15/26	3,520	3,882
	Norfolk Southern Corp.	7.800%	5/15/27	2,900	3,940
	Norfolk Southern Corp.	3.150%	6/1/27	9,370	10,314
	Norfolk Southern Corp.	3.800%	8/1/28	9,565	11,204
	Norfolk Southern Corp.	2.550%	11/1/29	10,475	11,282
	Norfolk Southern Corp.	7.050%	5/1/37	1,347	1,998
	Norfolk Southern Corp.	4.837%	10/1/41	21,971	29,722
	Norfolk Southern Corp.	3.950%	10/1/42	1,428	1,739
	Norfolk Southern Corp.	4.450%	6/15/45	7,228	9,365

120

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.650%	1/15/46	6,910	9,172
	Norfolk Southern Corp.	3.942%	11/1/47	2,800	3,398
	Norfolk Southern Corp.	4.150%	2/28/48	2,985	3,767
	Norfolk Southern Corp.	4.100%	5/15/49	5,295	6,653
	Norfolk Southern Corp.	3.400%	11/1/49	3,905	4,420
	Norfolk Southern Corp.	3.050%	5/15/50	10,213	11,197
	Norfolk Southern Corp.	4.050%	8/15/52	13,009	16,497
	Norfolk Southern Corp.	3.155%	5/15/55	15,976	17,152
	Ryder System Inc.	2.800%	3/1/22	1,000	1,026
	Ryder System Inc.	2.875%	6/1/22	3,200	3,304
	Ryder System Inc.	2.500%	9/1/22	600	619
	Ryder System Inc.	3.400%	3/1/23	5,505	5,831
	Ryder System Inc.	3.750%	6/9/23	13,915	14,968
	Ryder System Inc.	3.650%	3/18/24	12,683	13,852
	Ryder System Inc.	2.500%	9/1/24	7,818	8,268
	Ryder System Inc.	4.625%	6/1/25	10,350	11,998
	Ryder System Inc.	2.900%	12/1/26	4,075	4,470
	Southwest Airlines Co.	2.750%	11/16/22	950	981
	Southwest Airlines Co.	4.750%	5/4/23	14,692	15,959
	Southwest Airlines Co.	5.250%	5/4/25	19,900	23,009
	Southwest Airlines Co.	3.000%	11/15/26	7,026	7,492
	Southwest Airlines Co.	5.125%	6/15/27	29,540	35,083
	Southwest Airlines Co.	3.450%	11/16/27	3,460	3,765
	Southwest Airlines Co.	2.625%	2/10/30	3,185	3,237
[4]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	517	532
[4]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,416	1,311
	Union Pacific Corp.	2.950%	3/1/22	6,850	7,060
	Union Pacific Corp.	4.163%	7/15/22	14,258	14,960
	Union Pacific Corp.	2.750%	4/15/23	2,130	2,231
	Union Pacific Corp.	3.500%	6/8/23	7,470	7,999
	Union Pacific Corp.	3.646%	2/15/24	7,799	8,479
	Union Pacific Corp.	3.150%	3/1/24	5,850	6,342
	Union Pacific Corp.	3.750%	3/15/24	2,984	3,251
	Union Pacific Corp.	3.250%	1/15/25	3,129	3,424
	Union Pacific Corp.	3.750%	7/15/25	18,720	21,237
	Union Pacific Corp.	3.250%	8/15/25	17,425	19,282
	Union Pacific Corp.	2.750%	3/1/26	16,191	17,657
	Union Pacific Corp.	2.150%	2/5/27	2,578	2,731
	Union Pacific Corp.	3.000%	4/15/27	1,400	1,548
	Union Pacific Corp.	3.950%	9/10/28	8,463	10,031
	Union Pacific Corp.	6.625%	2/1/29	100	135
	Union Pacific Corp.	3.700%	3/1/29	7,291	8,465
	Union Pacific Corp.	2.400%	2/5/30	7,300	7,848
	Union Pacific Corp.	3.375%	2/1/35	9,730	11,122
	Union Pacific Corp.	3.600%	9/15/37	15,400	17,841
	Union Pacific Corp.	4.375%	9/10/38	313	389
	Union Pacific Corp.	3.550%	8/15/39	550	636
	Union Pacific Corp.	4.150%	1/15/45	2,346	2,866
	Union Pacific Corp.	4.050%	11/15/45	6,567	8,024
	Union Pacific Corp.	4.050%	3/1/46	3,850	4,691
	Union Pacific Corp.	3.350%	8/15/46	7,414	8,257
	Union Pacific Corp.	4.000%	4/15/47	750	918
	Union Pacific Corp.	3.250%	2/5/50	37,480	42,309
	Union Pacific Corp.	3.799%	10/1/51	17,733	21,583
	Union Pacific Corp.	3.875%	2/1/55	10,650	13,030
	Union Pacific Corp.	3.950%	8/15/59	4,976	6,071
	Union Pacific Corp.	3.839%	3/20/60	16,214	19,993
[6]	Union Pacific Corp.	2.973%	9/16/62	18,005	18,776
	Union Pacific Corp.	4.375%	11/15/65	12,261	16,264
	Union Pacific Corp.	4.100%	9/15/67	7,881	9,850
	Union Pacific Corp.	3.750%	2/5/70	5,985	7,245
[4]	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	603	742
[4]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	1,933	1,946

121

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	2,930	2,916
[4]	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	1,059	1,064
[4]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	2,940	2,898
[4]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	3,619	3,568
[4]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	2,912	2,825
[4]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	25,642	25,795
[4]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	2,377	2,200
[4]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	4,228	4,152
[4]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	9,133	9,407
[4]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	6,108	5,804
[4]	United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/27	33,590	36,277
	United Parcel Service Inc.	2.350%	5/16/22	10,422	10,691
	United Parcel Service Inc.	2.450%	10/1/22	10,083	10,457
	United Parcel Service Inc.	2.500%	4/1/23	9,487	9,932
	United Parcel Service Inc.	2.200%	9/1/24	675	716
	United Parcel Service Inc.	2.800%	11/15/24	20,146	21,761
	United Parcel Service Inc.	3.900%	4/1/25	1,075	1,213
	United Parcel Service Inc.	2.400%	11/15/26	7,825	8,514
	United Parcel Service Inc.	3.050%	11/15/27	21,141	23,903
	United Parcel Service Inc.	3.400%	3/15/29	5,700	6,581
	United Parcel Service Inc.	2.500%	9/1/29	5,150	5,607
	United Parcel Service Inc.	4.450%	4/1/30	1,490	1,859
	United Parcel Service Inc.	6.200%	1/15/38	7,941	12,435
	United Parcel Service Inc.	5.200%	4/1/40	13,831	19,615
	United Parcel Service Inc.	4.875%	11/15/40	7,237	9,966
	United Parcel Service Inc.	3.625%	10/1/42	10,782	12,905
	United Parcel Service Inc.	3.400%	11/15/46	4,740	5,697
	United Parcel Service Inc.	3.750%	11/15/47	12,365	15,500
	United Parcel Service Inc.	4.250%	3/15/49	8,483	11,417
	United Parcel Service Inc.	3.400%	9/1/49	8,070	9,762
	United Parcel Service Inc.	5.300%	4/1/50	21,000	31,391
	United Parcel Service of America Inc.	7.620%	4/1/30	1,888	2,796
[4]	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	778	755

					55,041,414
Utilities (2.4%)
	Electric (2.2%)
	AEP Texas Inc.	2.400%	10/1/22	4,160	4,294
	AEP Texas Inc.	3.950%	6/1/28	12,350	14,509
	AEP Texas Inc.	2.100%	7/1/30	2,616	2,732
	AEP Texas Inc.	3.800%	10/1/47	6,700	7,904
	AEP Texas Inc.	3.450%	1/15/50	5,600	6,336
	AEP Transmission Co. LLC	3.100%	12/1/26	4,265	4,792
	AEP Transmission Co. LLC	4.000%	12/1/46	5,490	6,901
	AEP Transmission Co. LLC	3.750%	12/1/47	6,650	8,067
	AEP Transmission Co. LLC	4.250%	9/15/48	3,719	4,923
	AEP Transmission Co. LLC	3.800%	6/15/49	5,000	6,101
	AEP Transmission Co. LLC	3.150%	9/15/49	4,690	5,179
	AEP Transmission Co. LLC	3.650%	4/1/50	6,690	8,082
[6]	AES Corp.	1.375%	1/15/26	6,450	6,494
[6]	AES Corp.	2.450%	1/15/31	9,080	9,193
	Alabama Power Co.	2.450%	3/30/22	7,725	7,906
	Alabama Power Co.	3.550%	12/1/23	9,021	9,818
	Alabama Power Co.	1.450%	9/15/30	5,650	5,682
	Alabama Power Co.	6.125%	5/15/38	1,667	2,497
	Alabama Power Co.	6.000%	3/1/39	2,383	3,535
	Alabama Power Co.	3.850%	12/1/42	2,795	3,414
	Alabama Power Co.	4.150%	8/15/44	4,885	6,176
	Alabama Power Co.	3.750%	3/1/45	4,325	5,195
	Alabama Power Co.	4.300%	1/2/46	21,120	27,793
	Alabama Power Co.	3.700%	12/1/47	6,775	8,276
	Alabama Power Co.	4.300%	7/15/48	2,795	3,713

122

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.450%	10/1/49	15,229	17,963
	Ameren Corp.	2.500%	9/15/24	1,200	1,275
	Ameren Corp.	3.650%	2/15/26	5,140	5,795
	Ameren Corp.	3.500%	1/15/31	11,795	13,549
	Ameren Illinois Co.	2.700%	9/1/22	3,676	3,798
	Ameren Illinois Co.	3.250%	3/1/25	2,335	2,562
	Ameren Illinois Co.	3.800%	5/15/28	6,120	7,122
	Ameren Illinois Co.	1.550%	11/15/30	3,000	3,012
	Ameren Illinois Co.	4.150%	3/15/46	4,656	5,880
	Ameren Illinois Co.	3.700%	12/1/47	7,365	8,980
	Ameren Illinois Co.	4.500%	3/15/49	6,936	9,482
	Ameren Illinois Co.	3.250%	3/15/50	4,173	4,775
	American Electric Power Co. Inc.	3.650%	12/1/21	4,850	4,995
	American Electric Power Co. Inc.	2.950%	12/15/22	9,197	9,599
	American Electric Power Co. Inc.	0.750%	11/1/23	3,000	3,009
	American Electric Power Co. Inc.	1.000%	11/1/25	3,000	3,036
	American Electric Power Co. Inc.	3.200%	11/13/27	1,000	1,116
	American Electric Power Co. Inc.	4.300%	12/1/28	10,650	12,670
	American Electric Power Co. Inc.	2.300%	3/1/30	200	209
	American Electric Power Co. Inc.	3.250%	3/1/50	5,272	5,670
	Appalachian Power Co.	3.400%	6/1/25	3,847	4,266
	Appalachian Power Co.	3.300%	6/1/27	5,325	5,941
	Appalachian Power Co.	7.000%	4/1/38	685	1,051
	Appalachian Power Co.	4.400%	5/15/44	3,528	4,403
	Appalachian Power Co.	4.450%	6/1/45	8,725	11,122
	Appalachian Power Co.	4.500%	3/1/49	12,795	16,885
	Appalachian Power Co.	3.700%	5/1/50	5,225	6,283
	Arizona Public Service Co.	3.150%	5/15/25	5,202	5,706
	Arizona Public Service Co.	2.950%	9/15/27	1,000	1,096
	Arizona Public Service Co.	2.600%	8/15/29	3,500	3,822
	Arizona Public Service Co.	5.050%	9/1/41	85	116
	Arizona Public Service Co.	4.500%	4/1/42	9,488	12,197
	Arizona Public Service Co.	4.350%	11/15/45	1,150	1,476
	Arizona Public Service Co.	3.750%	5/15/46	12,610	15,410
	Arizona Public Service Co.	4.200%	8/15/48	500	644
	Arizona Public Service Co.	4.250%	3/1/49	6,416	8,344
	Arizona Public Service Co.	3.500%	12/1/49	3,605	4,216
	Arizona Public Service Co.	3.350%	5/15/50	2,850	3,335
	Arizona Public Service Co.	2.650%	9/15/50	3,250	3,396
	Avangrid Inc.	3.150%	12/1/24	9,158	9,980
	Avangrid Inc.	3.800%	6/1/29	12,334	14,140
	Avista Corp.	4.350%	6/1/48	4,195	5,315
	Baltimore Gas & Electric Co.	3.500%	11/15/21	3,288	3,349
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,280	7,761
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,790	4,096
	Baltimore Gas & Electric Co.	6.350%	10/1/36	858	1,305
	Baltimore Gas & Electric Co.	3.500%	8/15/46	5,037	5,782
	Baltimore Gas & Electric Co.	3.750%	8/15/47	6,513	7,979
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,120	2,762
	Baltimore Gas & Electric Co.	3.200%	9/15/49	5,405	6,031
	Baltimore Gas & Electric Co.	2.900%	6/15/50	5,850	6,302
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,540	6,850
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,994	9,757
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,161	7,875
[6]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	2,758	3,128
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	5,360	6,093
[6]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	17,979	21,222
[6]	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,950	7,939
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	8,723	12,850
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,381	7,772
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,422	11,547
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	11,031	13,922
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	9,618	11,458
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	19,036	25,331

123

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	16,175	20,675
[6]	Berkshire Hathaway Energy Co.	2.850%	5/15/51	15,677	16,108
	Black Hills Corp.	4.250%	11/30/23	4,514	4,948
	Black Hills Corp.	3.950%	1/15/26	2,800	3,154
	Black Hills Corp.	3.150%	1/15/27	4,950	5,374
	Black Hills Corp.	3.050%	10/15/29	4,015	4,378
	Black Hills Corp.	4.350%	5/1/33	5,864	7,079
	Black Hills Corp.	4.200%	9/15/46	3,810	4,678
	Black Hills Corp.	3.875%	10/15/49	3,910	4,569
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,800	1,846
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,415	2,608
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	1,650	1,815
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	110	163
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,272	13,189
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,275	4,320
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,725	7,320
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,365	8,448
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,025	5,458
	CenterPoint Energy Inc.	3.600%	11/1/21	3,000	3,078
	CenterPoint Energy Inc.	2.500%	9/1/22	6,675	6,897
	CenterPoint Energy Inc.	3.850%	2/1/24	9,445	10,318
	CenterPoint Energy Inc.	2.500%	9/1/24	2,010	2,137
	CenterPoint Energy Inc.	4.250%	11/1/28	5,200	6,148
	CenterPoint Energy Inc.	2.950%	3/1/30	6,000	6,521
	CenterPoint Energy Inc.	3.700%	9/1/49	6,000	6,905
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,126	6,733
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	504
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,732	6,712
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	6,348
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	7,260
	CMS Energy Corp.	3.000%	5/15/26	6,275	6,909
	CMS Energy Corp.	3.450%	8/15/27	1,860	2,094
	CMS Energy Corp.	4.875%	3/1/44	6,305	8,323
[4]	CMS Energy Corp.	4.750%	6/1/50	6,100	6,878
	CMS Energy Corp.	3.750%	12/1/50	2,000	2,042
	Commonwealth Edison Co.	2.550%	6/15/26	11,561	12,645
	Commonwealth Edison Co.	2.950%	8/15/27	4,700	5,210
	Commonwealth Edison Co.	3.700%	8/15/28	1,706	1,972
	Commonwealth Edison Co.	2.200%	3/1/30	3,200	3,426
	Commonwealth Edison Co.	5.900%	3/15/36	3,564	5,140
	Commonwealth Edison Co.	6.450%	1/15/38	8,048	12,323
	Commonwealth Edison Co.	3.800%	10/1/42	4,690	5,628
	Commonwealth Edison Co.	4.600%	8/15/43	6,270	8,265
	Commonwealth Edison Co.	4.700%	1/15/44	5,977	7,977
	Commonwealth Edison Co.	3.700%	3/1/45	10,050	11,812
	Commonwealth Edison Co.	4.350%	11/15/45	6,625	8,600
	Commonwealth Edison Co.	3.650%	6/15/46	12,892	15,224
	Commonwealth Edison Co.	3.750%	8/15/47	8,550	10,271
	Commonwealth Edison Co.	4.000%	3/1/48	9,890	12,439
	Commonwealth Edison Co.	4.000%	3/1/49	10,249	13,014
	Commonwealth Edison Co.	3.200%	11/15/49	6,675	7,505
	Commonwealth Edison Co.	3.000%	3/1/50	6,325	6,899
	Connecticut Light & Power Co.	2.500%	1/15/23	8,135	8,450
	Connecticut Light & Power Co.	0.750%	12/1/25	5,000	5,024
	Connecticut Light & Power Co.	3.200%	3/15/27	6,850	7,685
	Connecticut Light & Power Co.	4.300%	4/15/44	5,500	7,133
	Connecticut Light & Power Co.	4.150%	6/1/45	4,500	5,806
	Connecticut Light & Power Co.	4.000%	4/1/48	10,450	13,526
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,515	2,807
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,000	1,155
	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,350	1,587
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,450	5,093
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	8,501
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,744	6,570

124

Vanguard® Total Bond Market Index Fund
Schedule of Investments
December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,095	4,436
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	761
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,234	3,408
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10,282	14,049
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10,088	14,040
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	3,595	4,229
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	22,138	27,683
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	13,925	17,957
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	19,460	22,593
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	8,250	9,718
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	10,102	12,448
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	6,854	8,349
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,676	7,518
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,155	5,213
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,025	4,954
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	8,425	11,055
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	6,778	7,834
	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	11,100	11,292
	Consolidated Edison Inc.	0.650%	12/1/23	8,100	8,110
	Consumers Energy Co.	0.350%	6/1/23	4,300	4,305
	Consumers Energy Co.	3.375%	8/15/23	7,310	7,831
	Consumers Energy Co.	3.800%	11/15/28	6,935	8,144
	Consumers Energy Co.	3.950%	5/15/43	4,518	5,674
	Consumers Energy Co.	3.250%	8/15/46	6,784	7,706
	Consumers Energy Co.	3.950%	7/15/47	4,700	6,009
	Consumers Energy Co.	4.050%	5/15/48	6,050	7,921
	Consumers Energy Co.	4.350%	4/15/49	7,545	10,398
	Consumers Energy Co.	3.100%	8/15/50	7,370	8,440
	Consumers Energy Co.	3.500%	8/1/51	17,483	21,562
	Consumers Energy Co.	2.500%	5/1/60	8,225	8,253
	Dayton Power & Light Co.	3.950%	6/15/49	1,483	1,719
	Delmarva Power & Light Co.	3.500%	11/15/23	4,805	5,195
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	6,740
	Dominion Energy Inc.	2.715%	8/15/21	3,100	3,137
	Dominion Energy Inc.	2.750%	1/15/22	5,500	5,626
	Dominion Energy Inc.	2.750%	9/15/22	600	620
	Dominion Energy Inc.	3.071%	8/15/24	3,810	4,104
	Dominion Energy Inc.	3.900%	10/1/25	9,714	11,093
	Dominion Energy Inc.	2.850%	8/15/26	7,234	7,961
	Dominion Energy Inc.	3.600%	3/15/27	1,950	2,215
	Dominion Energy Inc.	4.250%	6/1/28	5,045	6,015
	Dominion Energy Inc.	3.375%	4/1/30	29,959	34,050
	Dominion Energy Inc.	6.300%	3/15/33	6,300	8,936
	Dominion Energy Inc.	5.250%	8/1/33	1,134	1,483
	Dominion Energy Inc.	5.950%	6/15/35	3,569	4,986
	Dominion Energy Inc.	7.000%	6/15/38	5,408	8,228
	Dominion Energy Inc.	4.900%	8/1/41	12,180	15,898
	Dominion Energy Inc.	4.050%	9/15/42	8,031	9,611
	Dominion Energy Inc.	4.700%	12/1/44	3,524	4,594
	Dominion Energy Inc.	4.600%	3/15/49	5,975	7,960
[4]	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,863
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,029	8,685
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	4,155	6,151
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,552	5,086
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,160	8,250
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	6,638	10,513
	DTE Electric Co.	3.650%	3/15/24	9,250	10,058
	DTE Electric Co.	3.375%	3/1/25	7,750	8,557
	DTE Electric Co.	2.250%	3/1/30	12,632	13,544
	DTE Electric Co.	2.625%	3/1/31	7,125	7,830
	DTE Electric Co.	4.000%	4/1/43	6,425	7,954
	DTE Electric Co.	3.700%	3/15/45	7,139	8,613
	DTE Electric Co.	3.700%	6/1/46	2,225	2,727
	DTE Electric Co.	3.750%	8/15/47	6,070	7,524

125

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	4.050%	5/15/48	3,600	4,705
	DTE Electric Co.	3.950%	3/1/49	5,125	6,643
	DTE Electric Co.	2.950%	3/1/50	6,225	6,973
	DTE Energy Co.	2.600%	6/15/22	3,000	3,092
	DTE Energy Co.	0.550%	11/1/22	4,000	4,009
	DTE Energy Co.	2.250%	11/1/22	3,717	3,841
	DTE Energy Co.	3.700%	8/1/23	6,300	6,804
	DTE Energy Co.	3.850%	12/1/23	1,000	1,088
	DTE Energy Co.	3.500%	6/1/24	7,224	7,837
	DTE Energy Co.	2.529%	10/1/24	4,725	5,033
	DTE Energy Co.	1.050%	6/1/25	6,550	6,620
	DTE Energy Co.	2.850%	10/1/26	21,957	24,089
	DTE Energy Co.	3.800%	3/15/27	26,265	30,133
	DTE Energy Co.	3.400%	6/15/29	5,875	6,640
	DTE Energy Co.	2.950%	3/1/30	3,230	3,531
	DTE Energy Co.	6.375%	4/15/33	5,245	7,515
	Duke Energy Carolinas LLC	3.350%	5/15/22	2,200	2,292
	Duke Energy Carolinas LLC	2.500%	3/15/23	9,250	9,636
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,125	9,638
	Duke Energy Carolinas LLC	2.950%	12/1/26	8,315	9,277
	Duke Energy Carolinas LLC	3.950%	11/15/28	14,782	17,459
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,940	7,696
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,581	7,083
	Duke Energy Carolinas LLC	2.450%	2/1/30	10,756	11,566
	Duke Energy Carolinas LLC	6.450%	10/15/32	4,590	6,660
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,881	15,984
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,195	10,751
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,326	9,499
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,558	13,593
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,962	7,530
	Duke Energy Carolinas LLC	4.000%	9/30/42	7,879	9,737
	Duke Energy Carolinas LLC	3.750%	6/1/45	11,303	13,469
	Duke Energy Carolinas LLC	3.875%	3/15/46	10,225	12,588
	Duke Energy Carolinas LLC	3.700%	12/1/47	9,368	11,300
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,625	2,021
	Duke Energy Carolinas LLC	3.200%	8/15/49	8,272	9,412
	Duke Energy Corp.	3.550%	9/15/21	7,814	7,923
	Duke Energy Corp.	2.400%	8/15/22	10,908	11,237
	Duke Energy Corp.	3.050%	8/15/22	13,740	14,232
	Duke Energy Corp.	3.950%	10/15/23	4,900	5,322
	Duke Energy Corp.	0.900%	9/15/25	5,700	5,689
	Duke Energy Corp.	2.650%	9/1/26	12,889	14,013
	Duke Energy Corp.	3.150%	8/15/27	16,379	18,211
	Duke Energy Corp.	3.400%	6/15/29	6,631	7,501
	Duke Energy Corp.	2.450%	6/1/30	18,881	20,079
	Duke Energy Corp.	4.800%	12/15/45	12,730	16,770
	Duke Energy Corp.	3.750%	9/1/46	28,543	33,190
	Duke Energy Corp.	3.950%	8/15/47	1,103	1,330
	Duke Energy Corp.	4.200%	6/15/49	8,950	11,360
	Duke Energy Florida LLC	3.200%	1/15/27	4,232	4,732
	Duke Energy Florida LLC	3.800%	7/15/28	6,200	7,251
	Duke Energy Florida LLC	2.500%	12/1/29	15,250	16,560
	Duke Energy Florida LLC	1.750%	6/15/30	7,000	7,143
	Duke Energy Florida LLC	6.350%	9/15/37	8,856	13,476
	Duke Energy Florida LLC	6.400%	6/15/38	10,146	15,682
	Duke Energy Florida LLC	5.650%	4/1/40	1,895	2,756
	Duke Energy Florida LLC	3.850%	11/15/42	1,409	1,667
	Duke Energy Florida LLC	3.400%	10/1/46	8,705	9,906
	Duke Energy Florida LLC	4.200%	7/15/48	5,600	7,251
[4]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	2,122	2,142
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	4,322
	Duke Energy Indiana LLC	6.120%	10/15/35	5,798	8,169
	Duke Energy Indiana LLC	6.350%	8/15/38	9,464	14,494
	Duke Energy Indiana LLC	6.450%	4/1/39	4,025	6,252

126

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duke Energy Indiana LLC	4.900%	7/15/43	3,777	5,144
Duke Energy Indiana LLC	3.750%	5/15/46	21,275	25,467
Duke Energy Indiana LLC	3.250%	10/1/49	4,705	5,216
Duke Energy Ohio Inc.	3.800%	9/1/23	1,200	1,296
Duke Energy Ohio Inc.	3.650%	2/1/29	13,531	15,636
Duke Energy Ohio Inc.	2.125%	6/1/30	3,650	3,818
Duke Energy Ohio Inc.	3.700%	6/15/46	6,775	7,980
Duke Energy Ohio Inc.	4.300%	2/1/49	1,633	2,118
Duke Energy Progress LLC	2.800%	5/15/22	3,345	3,436
Duke Energy Progress LLC	3.375%	9/1/23	2,509	2,697
Duke Energy Progress LLC	3.250%	8/15/25	12,250	13,634
Duke Energy Progress LLC	3.700%	9/1/28	7,805	9,061
Duke Energy Progress LLC	3.450%	3/15/29	11,561	13,264
Duke Energy Progress LLC	6.300%	4/1/38	5,617	8,595
Duke Energy Progress LLC	4.100%	5/15/42	3,621	4,416
Duke Energy Progress LLC	4.100%	3/15/43	4,884	6,070
Duke Energy Progress LLC	4.375%	3/30/44	15,065	19,319
Duke Energy Progress LLC	4.150%	12/1/44	7,974	10,088
Duke Energy Progress LLC	4.200%	8/15/45	7,877	9,943
Duke Energy Progress LLC	3.700%	10/15/46	7,625	9,204
Duke Energy Progress LLC	3.600%	9/15/47	7,453	8,967
Duke Energy Progress LLC	2.500%	8/15/50	4,500	4,541
Edison International	2.400%	9/15/22	9,295	9,491
Edison International	2.950%	3/15/23	1,100	1,143
Edison International	3.550%	11/15/24	3,050	3,295
Edison International	5.750%	6/15/27	1,650	1,968
Edison International	4.125%	3/15/28	5,000	5,557
El Paso Electric Co.	6.000%	5/15/35	2,875	3,970
El Paso Electric Co.	5.000%	12/1/44	4,500	5,281
Emera US Finance LP	3.550%	6/15/26	8,448	9,459
Emera US Finance LP	4.750%	6/15/46	18,300	23,262
Enel Americas SA	4.000%	10/25/26	4,100	4,614
Enel Chile SA	4.875%	6/12/28	11,603	13,742
Entergy Arkansas Inc.	3.500%	4/1/26	5,978	6,753
Entergy Arkansas LLC	4.200%	4/1/49	4,575	5,939
Entergy Arkansas LLC	2.650%	6/15/51	8,700	8,909
Entergy Corp.	4.000%	7/15/22	7,566	7,923
Entergy Corp.	0.900%	9/15/25	10,500	10,494
Entergy Corp.	2.950%	9/1/26	8,771	9,657
Entergy Corp.	2.800%	6/15/30	17,993	19,409
Entergy Corp.	3.750%	6/15/50	12,550	14,526
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,146	4,882
Entergy Louisiana LLC	4.050%	9/1/23	6,525	7,087
Entergy Louisiana LLC	0.620%	11/17/23	5,000	5,013
Entergy Louisiana LLC	5.400%	11/1/24	3,775	4,432
Entergy Louisiana LLC	2.400%	10/1/26	5,697	6,157
Entergy Louisiana LLC	3.120%	9/1/27	6,000	6,678
Entergy Louisiana LLC	3.250%	4/1/28	4,625	5,201
Entergy Louisiana LLC	1.600%	12/15/30	5,000	5,033
Entergy Louisiana LLC	3.050%	6/1/31	12,089	13,656
Entergy Louisiana LLC	4.000%	3/15/33	13,000	16,136
Entergy Louisiana LLC	4.950%	1/15/45	12,285	13,480
Entergy Louisiana LLC	4.200%	9/1/48	9,045	11,799
Entergy Louisiana LLC	4.200%	4/1/50	9,200	11,964
Entergy Louisiana LLC	2.900%	3/15/51	12,229	12,924
Entergy Mississippi LLC	2.850%	6/1/28	12,949	14,240
Entergy Mississippi LLC	3.850%	6/1/49	5,400	6,618
Entergy Texas Inc.	1.750%	3/15/31	9,075	9,069
Entergy Texas Inc.	4.500%	3/30/39	475	602
Entergy Texas Inc.	3.550%	9/30/49	4,224	4,871
Evergy Inc.	2.450%	9/15/24	1,650	1,749
Evergy Inc.	2.900%	9/15/29	6,812	7,379
Evergy Metro Inc.	2.250%	6/1/30	6,150	6,511
Eversource Energy	2.500%	3/15/21	6,650	6,666

127

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Eversource Energy	2.750%	3/15/22	4,425	4,539
Eversource Energy	3.800%	12/1/23	6,150	6,718
Eversource Energy	2.900%	10/1/24	3,900	4,207
Eversource Energy	3.150%	1/15/25	5,547	6,046
Eversource Energy	3.300%	1/15/28	6,715	7,493
Eversource Energy	4.250%	4/1/29	6,750	8,071
Eversource Energy	1.650%	8/15/30	8,700	8,652
Eversource Energy	3.450%	1/15/50	12,425	14,185
Exelon Corp.	3.497%	6/1/22	4,037	4,197
Exelon Corp.	3.950%	6/15/25	21,095	23,862
Exelon Corp.	3.400%	4/15/26	12,263	13,776
Exelon Corp.	4.050%	4/15/30	19,700	23,238
Exelon Corp.	4.950%	6/15/35	7,862	9,878
Exelon Corp.	5.625%	6/15/35	6,970	9,397
Exelon Corp.	5.100%	6/15/45	4,537	6,154
Exelon Corp.	4.450%	4/15/46	13,980	17,775
Exelon Corp.	4.700%	4/15/50	17,225	22,757
Exelon Generation Co. LLC	3.400%	3/15/22	14,011	14,463
Exelon Generation Co. LLC	4.250%	6/15/22	10,603	11,069
Exelon Generation Co. LLC	3.250%	6/1/25	400	436
Exelon Generation Co. LLC	6.250%	10/1/39	13,691	16,479
Exelon Generation Co. LLC	5.750%	10/1/41	7,563	8,575
Exelon Generation Co. LLC	5.600%	6/15/42	14,982	16,999
Florida Power & Light Co.	2.750%	6/1/23	11,625	12,162
Florida Power & Light Co.	3.250%	6/1/24	11,315	12,164
Florida Power & Light Co.	2.850%	4/1/25	18,004	19,616
Florida Power & Light Co.	3.125%	12/1/25	11,362	12,587
Florida Power & Light Co.	5.625%	4/1/34	3,125	4,492
Florida Power & Light Co.	4.950%	6/1/35	645	889
Florida Power & Light Co.	5.650%	2/1/37	4,296	6,054
Florida Power & Light Co.	5.950%	2/1/38	8,735	13,063
Florida Power & Light Co.	5.960%	4/1/39	600	911
Florida Power & Light Co.	5.690%	3/1/40	200	296
Florida Power & Light Co.	5.250%	2/1/41	680	969
Florida Power & Light Co.	4.125%	2/1/42	16,098	20,416
Florida Power & Light Co.	4.050%	6/1/42	7,640	9,689
Florida Power & Light Co.	3.800%	12/15/42	5,323	6,634
Florida Power & Light Co.	4.050%	10/1/44	4,300	5,518
Florida Power & Light Co.	3.700%	12/1/47	8,385	10,467
Florida Power & Light Co.	3.950%	3/1/48	20,866	27,016
Florida Power & Light Co.	4.125%	6/1/48	4,422	5,814
Florida Power & Light Co.	3.990%	3/1/49	6,871	8,995
Florida Power & Light Co.	3.150%	10/1/49	14,138	16,214
Fortis Inc.	3.055%	10/4/26	11,860	13,029
Georgia Power Co.	2.850%	5/15/22	9,475	9,786
Georgia Power Co.	2.100%	7/30/23	12,100	12,622
Georgia Power Co.	2.200%	9/15/24	6,725	7,076
Georgia Power Co.	3.250%	4/1/26	6,800	7,563
Georgia Power Co.	3.250%	3/30/27	7,375	8,145
Georgia Power Co.	2.650%	9/15/29	9,332	10,183
Georgia Power Co.	4.750%	9/1/40	8,692	11,323
Georgia Power Co.	4.300%	3/15/42	10,075	12,795
Georgia Power Co.	4.300%	3/15/43	5,190	6,573
Georgia Power Co.	3.700%	1/30/50	3,100	3,750
Gulf Power Co.	3.300%	5/30/27	3,675	4,136
Iberdrola International BV	6.750%	7/15/36	3,450	5,283
Indiana Michigan Power Co.	3.850%	5/15/28	11,220	13,028
Indiana Michigan Power Co.	6.050%	3/15/37	7,350	10,471
Indiana Michigan Power Co.	4.550%	3/15/46	5,180	6,826
Indiana Michigan Power Co.	3.750%	7/1/47	9,680	11,277
Indiana Michigan Power Co.	4.250%	8/15/48	5,645	7,148
Interstate Power & Light Co.	3.250%	12/1/24	13,202	14,442
Interstate Power & Light Co.	4.100%	9/26/28	7,975	9,497
Interstate Power & Light Co.	3.600%	4/1/29	5,200	6,014

128

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interstate Power & Light Co.	2.300%	6/1/30	4,775	5,037
	Interstate Power & Light Co.	6.250%	7/15/39	3,345	4,872
	Interstate Power & Light Co.	3.700%	9/15/46	3,802	4,364
	Interstate Power & Light Co.	3.500%	9/30/49	250	287
	IPALCO Enterprises Inc.	3.700%	9/1/24	200	218
	ITC Holdings Corp.	2.700%	11/15/22	5,350	5,570
	ITC Holdings Corp.	3.650%	6/15/24	4,040	4,404
	ITC Holdings Corp.	3.250%	6/30/26	6,230	6,929
	ITC Holdings Corp.	3.350%	11/15/27	6,743	7,588
	ITC Holdings Corp.	5.300%	7/1/43	11,515	15,291
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,605	3,282
	Kansas City Power & Light Co.	3.150%	3/15/23	2,597	2,733
	Kansas City Power & Light Co.	5.300%	10/1/41	7,310	10,021
	Kansas City Power & Light Co.	4.200%	6/15/47	6,725	8,612
	Kansas City Power & Light Co.	4.200%	3/15/48	6,213	7,969
	Kentucky Utilities Co.	5.125%	11/1/40	9,333	12,936
	Kentucky Utilities Co.	4.375%	10/1/45	8,570	11,100
	Kentucky Utilities Co.	3.300%	6/1/50	10,600	12,010
	Louisville Gas & Electric Co.	3.300%	10/1/25	4,350	4,833
	Louisville Gas & Electric Co.	4.250%	4/1/49	11,997	15,533
	MidAmerican Energy Co.	3.500%	10/15/24	10,694	11,776
	MidAmerican Energy Co.	3.100%	5/1/27	5,153	5,772
	MidAmerican Energy Co.	3.650%	4/15/29	7,694	9,109
	MidAmerican Energy Co.	6.750%	12/30/31	9,264	13,832
	MidAmerican Energy Co.	5.750%	11/1/35	2,100	3,063
	MidAmerican Energy Co.	5.800%	10/15/36	9,180	13,160
	MidAmerican Energy Co.	4.800%	9/15/43	4,216	5,745
	MidAmerican Energy Co.	4.400%	10/15/44	1,250	1,614
	MidAmerican Energy Co.	4.250%	5/1/46	5,255	6,805
	MidAmerican Energy Co.	3.950%	8/1/47	4,032	5,037
	MidAmerican Energy Co.	3.650%	8/1/48	9,705	11,883
	MidAmerican Energy Co.	4.250%	7/15/49	6,748	9,033
	MidAmerican Energy Co.	3.150%	4/15/50	790	906
	Mississippi Power Co.	3.950%	3/30/28	1,750	2,030
	Mississippi Power Co.	4.250%	3/15/42	7,875	9,583
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	3,673	3,730
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,662	2,722
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,815	6,994
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	1,300	1,342
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	12,460	13,021
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	5,925	6,391
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	10,811	11,566
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	9,877	10,728
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	9,702	10,792
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,560	5,050
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	5,640	6,619
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,954	8,117
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,528	7,042
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	700	1,107
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	12,195	15,070
[4]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	3,307	3,476
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,115	6,757
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,600	11,457
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	14,010	18,373
	Nevada Power Co.	3.700%	5/1/29	11,250	13,100
	Nevada Power Co.	2.400%	5/1/30	6,035	6,448
	Nevada Power Co.	6.650%	4/1/36	5,800	8,867
	Nevada Power Co.	6.750%	7/1/37	8,422	12,739
	Nevada Power Co.	3.125%	8/1/50	8,208	9,100
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	12,500	12,672
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	9,840	10,141
	NextEra Energy Capital Holdings Inc.	1.950%	9/1/22	2,500	2,564
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,108	6,390
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	6,500	6,998

129

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	17,360	18,770
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	4,000	4,471
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	17,081	19,402
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,433	6,193
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	3,927	4,244
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	32,900	34,477
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,075	8,782
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,000	4,710
	Northern States Power Co.	2.150%	8/15/22	133	136
	Northern States Power Co.	2.600%	5/15/23	4,400	4,582
	Northern States Power Co.	6.250%	6/1/36	3,670	5,500
	Northern States Power Co.	6.200%	7/1/37	4,993	7,559
	Northern States Power Co.	5.350%	11/1/39	8,246	11,903
	Northern States Power Co.	3.400%	8/15/42	4,583	5,303
	Northern States Power Co.	4.125%	5/15/44	700	904
	Northern States Power Co.	4.000%	8/15/45	3,120	4,030
	Northern States Power Co.	3.600%	5/15/46	300	363
	Northern States Power Co.	3.600%	9/15/47	717	879
	Northern States Power Co.	2.900%	3/1/50	4,546	5,127
	Northern States Power Co.	2.600%	6/1/51	500	524
	NorthWestern Corp.	4.176%	11/15/44	5,020	6,044
	NSTAR Electric Co.	2.375%	10/15/22	9,075	9,348
	NSTAR Electric Co.	3.200%	5/15/27	9,100	10,249
	NSTAR Electric Co.	3.250%	5/15/29	5,058	5,813
	NSTAR Electric Co.	3.950%	4/1/30	1,000	1,211
	NSTAR Electric Co.	5.500%	3/15/40	4,996	7,159
	NSTAR Electric Co.	4.400%	3/1/44	3,300	4,372
	Oglethorpe Power Corp.	5.950%	11/1/39	2,030	2,686
	Oglethorpe Power Corp.	5.375%	11/1/40	8,250	10,197
	Oglethorpe Power Corp.	5.250%	9/1/50	568	702
	Ohio Edison Co.	6.875%	7/15/36	2,430	3,295
	Ohio Power Co.	5.375%	10/1/21	6,266	6,480
	Ohio Power Co.	2.600%	4/1/30	100	109
	Ohio Power Co.	4.150%	4/1/48	4,295	5,494
	Ohio Power Co.	4.000%	6/1/49	5,410	6,790
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	6,630
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	7,800	8,846
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,975	3,672
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,979	4,688
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	350	365
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	10,200	10,891
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,172	11,125
[6]	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,800	2,792
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	6,656	7,772
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,600	2,086
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,950	6,660
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,440	8,181
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	4,518
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,771	2,939
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,900	8,419
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	5,964
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,025	2,924
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	13,052	15,918
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	4,265	5,207
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	2,700	3,502
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	12,858	15,954
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	7,755	8,889
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	7,144	8,960
[6]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,150	4,792
	Pacific Gas & Electric Co.	1.750%	6/16/22	32,100	32,173
	Pacific Gas & Electric Co.	3.850%	11/15/23	8,400	8,924
	Pacific Gas & Electric Co.	3.750%	2/15/24	3,228	3,433
	Pacific Gas & Electric Co.	3.500%	6/15/25	7,000	7,493
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,200	1,290

130

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pacific Gas & Electric Co.	3.150%	1/1/26	28,164	30,008
Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	5,074
Pacific Gas & Electric Co.	3.300%	12/1/27	32,159	34,273
Pacific Gas & Electric Co.	3.750%	7/1/28	17,125	18,670
Pacific Gas & Electric Co.	4.550%	7/1/30	50,161	57,044
Pacific Gas & Electric Co.	2.500%	2/1/31	26,070	26,051
Pacific Gas & Electric Co.	4.500%	7/1/40	30,900	34,420
Pacific Gas & Electric Co.	3.300%	8/1/40	10,100	10,091
Pacific Gas & Electric Co.	4.750%	2/15/44	14,530	16,306
Pacific Gas & Electric Co.	4.300%	3/15/45	7,696	8,199
Pacific Gas & Electric Co.	4.250%	3/15/46	250	268
Pacific Gas & Electric Co.	3.950%	12/1/47	27,873	28,926
Pacific Gas & Electric Co.	4.950%	7/1/50	45,475	54,191
Pacific Gas & Electric Co.	3.500%	8/1/50	26,751	26,553
PacifiCorp	2.950%	2/1/22	4,992	5,101
PacifiCorp	2.950%	6/1/23	5,215	5,502
PacifiCorp	3.600%	4/1/24	7,264	7,903
PacifiCorp	3.500%	6/15/29	14,950	17,180
PacifiCorp	2.700%	9/15/30	6,708	7,383
PacifiCorp	7.700%	11/15/31	1,349	2,080
PacifiCorp	5.250%	6/15/35	3,818	5,289
PacifiCorp	6.100%	8/1/36	5,473	7,873
PacifiCorp	5.750%	4/1/37	9,569	13,578
PacifiCorp	6.250%	10/15/37	7,135	10,607
PacifiCorp	6.350%	7/15/38	3,717	5,577
PacifiCorp	6.000%	1/15/39	4,671	6,914
PacifiCorp	4.100%	2/1/42	5,190	6,335
PacifiCorp	4.125%	1/15/49	6,772	8,620
PacifiCorp	4.150%	2/15/50	16,524	21,408
PacifiCorp	3.300%	3/15/51	11,391	13,113
PECO Energy Co.	2.375%	9/15/22	3,925	4,028
PECO Energy Co.	3.150%	10/15/25	2,350	2,608
PECO Energy Co.	3.900%	3/1/48	7,446	9,430
PECO Energy Co.	3.000%	9/15/49	5,300	5,849
PECO Energy Co.	2.800%	6/15/50	6,390	6,724
Pinnacle West Capital Corp.	1.300%	6/15/25	10,200	10,351
Potomac Electric Power Co.	3.600%	3/15/24	3,537	3,838
Potomac Electric Power Co.	6.500%	11/15/37	7,732	11,709
Potomac Electric Power Co.	4.150%	3/15/43	5,840	7,329
PPL Capital Funding Inc.	4.200%	6/15/22	4,190	4,378
PPL Capital Funding Inc.	3.500%	12/1/22	1,745	1,830
PPL Capital Funding Inc.	3.400%	6/1/23	4,045	4,298
PPL Capital Funding Inc.	3.950%	3/15/24	977	1,067
PPL Capital Funding Inc.	3.100%	5/15/26	9,166	10,115
PPL Capital Funding Inc.	4.125%	4/15/30	1,500	1,783
PPL Capital Funding Inc.	4.700%	6/1/43	4,186	5,210
PPL Capital Funding Inc.	5.000%	3/15/44	9,918	12,752
PPL Capital Funding Inc.	4.000%	9/15/47	7,931	9,265
PPL Electric Utilities Corp.	6.250%	5/15/39	5,467	8,196
PPL Electric Utilities Corp.	4.125%	6/15/44	3,100	3,866
PPL Electric Utilities Corp.	4.150%	10/1/45	5,505	6,852
PPL Electric Utilities Corp.	3.950%	6/1/47	5,775	7,149
PPL Electric Utilities Corp.	4.150%	6/15/48	3,560	4,615
Progress Energy Inc.	3.150%	4/1/22	17,465	17,940
Progress Energy Inc.	7.750%	3/1/31	3,135	4,659
Progress Energy Inc.	7.000%	10/30/31	3,025	4,264
Progress Energy Inc.	6.000%	12/1/39	7,724	10,902
PSEG Power LLC	3.850%	6/1/23	11,552	12,403
PSEG Power LLC	8.625%	4/15/31	1,638	2,480
Public Service Co. of Colorado	2.250%	9/15/22	6,300	6,447
Public Service Co. of Colorado	3.700%	6/15/28	5,050	5,872
Public Service Co. of Colorado	1.900%	1/15/31	5,250	5,452
Public Service Co. of Colorado	3.600%	9/15/42	10,650	12,771
Public Service Co. of Colorado	4.300%	3/15/44	1,662	2,163

131

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	3.800%	6/15/47	1,076	1,349
	Public Service Co. of Colorado	4.100%	6/15/48	4,375	5,671
	Public Service Co. of Colorado	4.050%	9/15/49	6,292	8,232
	Public Service Co. of Colorado	3.200%	3/1/50	3,335	3,845
	Public Service Co. of Colorado	2.700%	1/15/51	5,769	6,168
	Public Service Co. of New Hampshire	3.500%	11/1/23	4,388	4,739
	Public Service Co. of New Hampshire	3.600%	7/1/49	3,989	4,808
	Public Service Electric & Gas Co.	2.375%	5/15/23	5,257	5,493
	Public Service Electric & Gas Co.	3.250%	9/1/23	125	134
	Public Service Electric & Gas Co.	3.000%	5/15/25	11,318	12,377
	Public Service Electric & Gas Co.	2.250%	9/15/26	3,050	3,294
	Public Service Electric & Gas Co.	3.000%	5/15/27	6,216	6,852
	Public Service Electric & Gas Co.	3.700%	5/1/28	1,270	1,456
	Public Service Electric & Gas Co.	3.650%	9/1/28	575	669
	Public Service Electric & Gas Co.	3.200%	5/15/29	3,600	4,099
	Public Service Electric & Gas Co.	2.450%	1/15/30	3,243	3,517
	Public Service Electric & Gas Co.	5.800%	5/1/37	1,986	2,851
	Public Service Electric & Gas Co.	5.500%	3/1/40	100	144
	Public Service Electric & Gas Co.	3.950%	5/1/42	14,730	18,055
	Public Service Electric & Gas Co.	3.650%	9/1/42	1,111	1,296
	Public Service Electric & Gas Co.	3.800%	3/1/46	16,605	20,280
	Public Service Electric & Gas Co.	3.600%	12/1/47	6,166	7,535
	Public Service Electric & Gas Co.	3.850%	5/1/49	9,463	11,999
	Public Service Electric & Gas Co.	3.200%	8/1/49	755	865
	Public Service Electric & Gas Co.	3.150%	1/1/50	3,600	4,129
	Public Service Electric & Gas Co.	2.700%	5/1/50	9,775	10,334
	Public Service Electric and Gas Co.	2.050%	8/1/50	8,050	7,517
	Public Service Enterprise Group Inc.	2.650%	11/15/22	8,508	8,869
	Public Service Enterprise Group Inc.	2.875%	6/15/24	4,745	5,085
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,200	8,172
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,225	11,034
	Puget Energy Inc.	6.000%	9/1/21	6,776	7,005
	Puget Energy Inc.	5.625%	7/15/22	2,050	2,176
	Puget Energy Inc.	3.650%	5/15/25	11,158	12,163
	Puget Energy Inc.	4.100%	6/15/30	5,269	5,962
	Puget Sound Energy Inc.	6.274%	3/15/37	3,625	5,234
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	9,840
	Puget Sound Energy Inc.	5.795%	3/15/40	1,824	2,595
	Puget Sound Energy Inc.	5.638%	4/15/41	3,318	4,668
	Puget Sound Energy Inc.	4.300%	5/20/45	12,800	16,162
	Puget Sound Energy Inc.	4.223%	6/15/48	6,846	8,784
	Puget Sound Energy Inc.	3.250%	9/15/49	5,575	6,158
	San Diego Gas & Electric Co.	3.600%	9/1/23	7,682	8,239
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,589	1,723
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,050	4,077
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,806
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,845	7,422
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,850	6,839
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,201	8,978
	San Diego Gas & Electric Co.	3.320%	4/15/50	3,000	3,397
	Sierra Pacific Power Co.	2.600%	5/1/26	13,750	14,908
[4]	Southern California Edison Co.	1.845%	2/1/22	1,168	1,170
	Southern California Edison Co.	2.400%	2/1/22	7,400	7,522
	Southern California Edison Co.	3.400%	6/1/23	8,345	8,782
	Southern California Edison Co.	3.500%	10/1/23	10,077	10,805
	Southern California Edison Co.	3.700%	8/1/25	16,500	18,555
	Southern California Edison Co.	1.200%	2/1/26	5,800	5,848
	Southern California Edison Co.	3.650%	3/1/28	10,425	11,687
	Southern California Edison Co.	4.200%	3/1/29	6,905	8,050
	Southern California Edison Co.	6.650%	4/1/29	2,881	3,618
	Southern California Edison Co.	2.850%	8/1/29	4,432	4,824
	Southern California Edison Co.	2.250%	6/1/30	10,700	11,109
	Southern California Edison Co.	6.000%	1/15/34	5,635	7,804
	Southern California Edison Co.	5.750%	4/1/35	3,113	4,244

132

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	5.350%	7/15/35	9,228	12,474
	Southern California Edison Co.	5.625%	2/1/36	5,800	7,402
	Southern California Edison Co.	5.550%	1/15/37	6,225	7,970
	Southern California Edison Co.	5.950%	2/1/38	8,468	11,437
	Southern California Edison Co.	6.050%	3/15/39	3,177	4,315
	Southern California Edison Co.	5.500%	3/15/40	7,923	10,524
	Southern California Edison Co.	4.500%	9/1/40	4,650	5,593
	Southern California Edison Co.	4.050%	3/15/42	12,995	14,836
	Southern California Edison Co.	3.900%	3/15/43	5,706	6,428
	Southern California Edison Co.	4.650%	10/1/43	4,698	5,808
	Southern California Edison Co.	3.600%	2/1/45	10,845	11,942
	Southern California Edison Co.	4.000%	4/1/47	3,967	4,658
	Southern California Edison Co.	4.125%	3/1/48	18,980	22,645
	Southern California Edison Co.	4.875%	3/1/49	7,585	9,996
	Southern California Edison Co.	3.650%	2/1/50	17,482	19,785
	Southern Co.	2.350%	7/1/21	16,475	16,607
	Southern Co.	2.950%	7/1/23	7,825	8,285
	Southern Co.	3.250%	7/1/26	18,765	20,989
	Southern Co.	3.700%	4/30/30	9,700	11,215
	Southern Co.	4.250%	7/1/36	6,475	7,948
	Southern Co.	4.400%	7/1/46	13,185	16,495
[4]	Southern Co.	4.000%	1/15/51	6,200	6,536
	Southern Power Co.	2.500%	12/15/21	9,800	9,983
	Southern Power Co.	4.150%	12/1/25	5,900	6,762
	Southern Power Co.	5.150%	9/15/41	12,481	15,307
	Southern Power Co.	5.250%	7/15/43	3,750	4,603
	Southern Power Co.	4.950%	12/15/46	4,510	5,395
	Southwestern Electric Power Co.	2.750%	10/1/26	5,210	5,642
	Southwestern Electric Power Co.	4.100%	9/15/28	18,595	21,751
	Southwestern Electric Power Co.	6.200%	3/15/40	8,113	11,826
	Southwestern Electric Power Co.	3.900%	4/1/45	15,117	17,556
	Southwestern Electric Power Co.	3.850%	2/1/48	7,751	9,067
	Southwestern Public Service Co.	3.300%	6/15/24	2,990	3,220
	Southwestern Public Service Co.	4.500%	8/15/41	6,268	8,091
	Southwestern Public Service Co.	3.400%	8/15/46	21,590	24,301
	Southwestern Public Service Co.	3.700%	8/15/47	7,800	9,280
	Southwestern Public Service Co.	4.400%	11/15/48	13,961	18,051
	Southwestern Public Service Co.	3.750%	6/15/49	6,060	7,377
	Southwestern Public Service Co.	3.150%	5/1/50	6,475	7,222
	Tampa Electric Co.	4.100%	6/15/42	702	851
	Tampa Electric Co.	4.350%	5/15/44	5,935	7,474
	Tampa Electric Co.	4.300%	6/15/48	4,556	5,893
	Tampa Electric Co.	4.450%	6/15/49	5,185	6,780
	Tampa Electric Co.	3.625%	6/15/50	4,020	4,838
	Toledo Edison Co.	6.150%	5/15/37	3,940	5,365
	Tucson Electric Power Co.	3.050%	3/15/25	2,484	2,705
	Tucson Electric Power Co.	1.500%	8/1/30	3,000	2,982
	Tucson Electric Power Co.	4.850%	12/1/48	210	280
	Tucson Electric Power Co.	4.000%	6/15/50	5,788	7,035
	Union Electric Co.	3.500%	4/15/24	8,630	9,355
	Union Electric Co.	2.950%	6/15/27	6,375	7,029
	Union Electric Co.	3.500%	3/15/29	5,249	6,042
	Union Electric Co.	2.950%	3/15/30	9,000	10,079
	Union Electric Co.	5.300%	8/1/37	3,570	4,794
	Union Electric Co.	8.450%	3/15/39	1,775	3,036
	Union Electric Co.	3.900%	9/15/42	4,312	5,248
	Union Electric Co.	3.650%	4/15/45	6,105	7,238
	Union Electric Co.	4.000%	4/1/48	9,190	11,539
	Union Electric Co.	3.250%	10/1/49	5,475	6,164
	Union Electric Co.	2.625%	3/15/51	7,500	7,847
	Virginia Electric & Power Co.	2.950%	1/15/22	4,070	4,153
	Virginia Electric & Power Co.	3.450%	9/1/22	5,590	5,819
	Virginia Electric & Power Co.	2.750%	3/15/23	6,687	6,987
	Virginia Electric & Power Co.	3.450%	2/15/24	6,320	6,809

133

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Electric & Power Co.	3.100%	5/15/25	5,030	5,495
Virginia Electric & Power Co.	3.150%	1/15/26	14,965	16,545
Virginia Electric & Power Co.	2.950%	11/15/26	4,820	5,341
Virginia Electric & Power Co.	3.500%	3/15/27	31,647	35,728
Virginia Electric & Power Co.	3.800%	4/1/28	21,210	24,699
Virginia Electric & Power Co.	2.875%	7/15/29	3,970	4,425
Virginia Electric & Power Co.	6.000%	1/15/36	7,802	11,296
Virginia Electric & Power Co.	6.000%	5/15/37	5,657	8,248
Virginia Electric & Power Co.	6.350%	11/30/37	5,080	7,640
Virginia Electric & Power Co.	8.875%	11/15/38	1,950	3,563
Virginia Electric & Power Co.	4.000%	1/15/43	9,831	12,266
Virginia Electric & Power Co.	4.650%	8/15/43	8,805	11,810
Virginia Electric & Power Co.	4.450%	2/15/44	11,380	14,812
Virginia Electric & Power Co.	4.200%	5/15/45	6,500	8,278
Virginia Electric & Power Co.	4.000%	11/15/46	8,099	10,393
Virginia Electric & Power Co.	3.800%	9/15/47	7,299	9,071
Virginia Electric & Power Co.	4.600%	12/1/48	19,195	26,518
Virginia Electric & Power Co.	3.300%	12/1/49	13,950	16,234
Virginia Electric & Power Co.	2.450%	12/15/50	11,350	11,407
WEC Energy Group Inc.	0.550%	9/15/23	6,200	6,230
WEC Energy Group Inc.	3.550%	6/15/25	3,475	3,870
WEC Energy Group Inc.	1.375%	10/15/27	6,500	6,602
WEC Energy Group Inc.	1.800%	10/15/30	8,000	7,995
Westar Energy Inc.	2.550%	7/1/26	5,911	6,435
Westar Energy Inc.	3.100%	4/1/27	13,010	14,310
Westar Energy Inc.	4.125%	3/1/42	8,362	10,228
Westar Energy Inc.	4.100%	4/1/43	5,475	6,811
Westar Energy Inc.	4.250%	12/1/45	4,304	5,613
Westar Energy Inc.	3.250%	9/1/49	4,050	4,587
Wisconsin Electric Power Co.	2.050%	12/15/24	1,905	2,011
Wisconsin Electric Power Co.	5.625%	5/15/33	775	1,069
Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,479
Wisconsin Electric Power Co.	4.300%	10/15/48	3,555	4,767
Wisconsin Power & Light Co.	3.050%	10/15/27	2,200	2,436
Wisconsin Power & Light Co.	3.000%	7/1/29	72	81
Wisconsin Power & Light Co.	6.375%	8/15/37	4,225	6,216
Wisconsin Power & Light Co.	3.650%	4/1/50	4,375	5,176
Wisconsin Public Service Corp.	3.350%	11/21/21	7,222	7,409
Wisconsin Public Service Corp.	3.671%	12/1/42	3,375	3,941
Wisconsin Public Service Corp.	4.752%	11/1/44	5,000	6,748
Wisconsin Public Service Corp.	3.300%	9/1/49	1,050	1,202
Xcel Energy Inc.	2.400%	3/15/21	4,390	4,399
Xcel Energy Inc.	0.500%	10/15/23	7,100	7,118
Xcel Energy Inc.	3.300%	6/1/25	7,290	7,928
Xcel Energy Inc.	3.350%	12/1/26	2,901	3,266
Xcel Energy Inc.	4.000%	6/15/28	6,931	8,240
Xcel Energy Inc.	2.600%	12/1/29	6,370	6,921
Xcel Energy Inc.	3.400%	6/1/30	15,718	18,066
Xcel Energy Inc.	6.500%	7/1/36	8,672	13,024
Xcel Energy Inc.	3.500%	12/1/49	5,890	6,861
Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	7,400	8,194
Atmos Energy Corp.	2.625%	9/15/29	2,814	3,084
Atmos Energy Corp.	5.500%	6/15/41	10,400	14,939
Atmos Energy Corp.	4.150%	1/15/43	6,510	8,124
Atmos Energy Corp.	4.125%	10/15/44	3,255	4,088
Atmos Energy Corp.	4.300%	10/1/48	1,025	1,374
Atmos Energy Corp.	3.375%	9/15/49	19,195	22,264
CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,000	3,199
CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,350	3,911
CenterPoint Energy Resources Corp.	1.750%	10/1/30	4,625	4,655
CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,750	9,397
CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,200	3,919

134

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	East Ohio Gas Co.	2.000%	6/15/30	1,000	1,036
[6]	East Ohio Gas Co.	3.000%	6/15/50	2,650	2,863
	KeySpan Corp.	5.803%	4/1/35	2,800	3,732
	NiSource Finance Corp.	3.490%	5/15/27	8,896	10,053
	NiSource Finance Corp.	5.950%	6/15/41	7,046	10,048
	NiSource Finance Corp.	5.250%	2/15/43	1,905	2,598
	NiSource Finance Corp.	4.800%	2/15/44	2,463	3,213
	NiSource Finance Corp.	5.650%	2/1/45	2,685	3,866
	NiSource Finance Corp.	4.375%	5/15/47	26,835	34,064
	NiSource Finance Corp.	3.950%	3/30/48	605	740
	NiSource Inc.	0.950%	8/15/25	11,050	11,117
	NiSource Inc.	2.950%	9/1/29	9,962	10,881
	NiSource Inc.	3.600%	5/1/30	1,400	1,609
	NiSource Inc.	1.700%	2/15/31	14,200	14,108
	ONE Gas Inc.	2.000%	5/15/30	3,000	3,131
	ONE Gas Inc.	4.658%	2/1/44	4,975	6,508
	ONE Gas Inc.	4.500%	11/1/48	7,685	10,299
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,750	6,577
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	3,156
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,215	4,807
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	5,000	5,585
	Sempra Energy	2.875%	10/1/22	6,925	7,164
	Sempra Energy	2.900%	2/1/23	7,275	7,629
	Sempra Energy	4.050%	12/1/23	11,585	12,672
	Sempra Energy	3.550%	6/15/24	1,400	1,524
	Sempra Energy	3.750%	11/15/25	7,790	8,796
	Sempra Energy	3.250%	6/15/27	9,730	10,870
	Sempra Energy	3.400%	2/1/28	11,555	13,168
	Sempra Energy	3.800%	2/1/38	15,090	17,379
	Sempra Energy	6.000%	10/15/39	24,380	34,925
	Sempra Energy	4.000%	2/1/48	10,163	12,038
	Southern California Gas Co.	3.150%	9/15/24	5,145	5,628
	Southern California Gas Co.	3.200%	6/15/25	1,970	2,179
	Southern California Gas Co.	2.600%	6/15/26	14,075	15,291
	Southern California Gas Co.	2.550%	2/1/30	9,305	10,027
	Southern California Gas Co.	3.750%	9/15/42	4,145	4,916
	Southern California Gas Co.	4.125%	6/1/48	5,350	6,878
	Southern California Gas Co.	4.300%	1/15/49	650	859
	Southern California Gas Co.	3.950%	2/15/50	5,000	6,242
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	4,301	4,511
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,255	5,862
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	8,375	8,424
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	4,395	6,377
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,206	6,412
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,000	7,021
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,670	23,507
	Southwest Gas Corp.	3.700%	4/1/28	7,675	8,777
	Southwest Gas Corp.	2.200%	6/15/30	500	526
	Southwest Gas Corp.	3.800%	9/29/46	1,085	1,251
	Southwest Gas Corp.	4.150%	6/1/49	3,475	4,201
	Washington Gas Light Co.	3.796%	9/15/46	4,675	5,566
	Washington Gas Light Co.	3.650%	9/15/49	6,000	7,192
	Other Utility (0.0%)
	American Water Capital Corp.	3.850%	3/1/24	6,600	7,211
	American Water Capital Corp.	3.400%	3/1/25	6,660	7,360
	American Water Capital Corp.	2.950%	9/1/27	8,241	9,083
	American Water Capital Corp.	3.750%	9/1/28	7,067	8,241
	American Water Capital Corp.	3.450%	6/1/29	11,949	13,691
	American Water Capital Corp.	2.800%	5/1/30	5,091	5,615
	American Water Capital Corp.	6.593%	10/15/37	8,241	12,720
	American Water Capital Corp.	4.300%	12/1/42	170	223
	American Water Capital Corp.	4.300%	9/1/45	7,567	9,751
	American Water Capital Corp.	4.000%	12/1/46	1,515	1,888

135

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Water Capital Corp.	3.750%	9/1/47	12,325	15,008
American Water Capital Corp.	4.200%	9/1/48	11,095	14,473
American Water Capital Corp.	4.150%	6/1/49	6,890	9,031
American Water Capital Corp.	3.450%	5/1/50	6,400	7,591
Essential Utilities Inc.	3.566%	5/1/29	7,310	8,296
Essential Utilities Inc.	2.704%	4/15/30	4,500	4,876
Essential Utilities Inc.	4.276%	5/1/49	5,240	6,568
Essential Utilities Inc.	3.351%	4/15/50	5,200	5,807
United Utilities plc	6.875%	8/15/28	960	1,244
Veolia Environnement SA	6.750%	6/1/38	1,690	2,395
				7,174,830
Total Corporate Bonds (Cost $80,094,448)				89,138,496
Sovereign Bonds (4.1%)
African Development Bank	0.500%	4/22/22	19,500	19,583
African Development Bank	1.625%	9/16/22	31,330	32,089
African Development Bank	2.125%	11/16/22	47,410	49,103
African Development Bank	0.750%	4/3/23	4,035	4,083
African Development Bank	3.000%	9/20/23	17,560	18,864
Asian Development Bank	2.000%	2/16/22	79,466	81,082
Asian Development Bank	1.875%	2/18/22	34,250	34,898
Asian Development Bank	0.625%	4/7/22	29,550	29,722
Asian Development Bank	1.875%	7/19/22	52,750	54,127
Asian Development Bank	1.875%	8/10/22	1,000	1,027
Asian Development Bank	1.750%	9/13/22	42,818	43,940
Asian Development Bank	1.625%	1/24/23	23,550	24,235
Asian Development Bank	2.750%	3/17/23	69,686	73,561
Asian Development Bank	0.250%	7/14/23	55,850	55,881
Asian Development Bank	0.250%	10/6/23	53,600	53,618
Asian Development Bank	2.625%	1/30/24	9,339	10,011
Asian Development Bank	1.500%	10/18/24	45,130	47,102
Asian Development Bank	2.000%	1/22/25	16,465	17,540
Asian Development Bank	2.125%	3/19/25	3,285	3,522
Asian Development Bank	0.625%	4/29/25	40,728	41,098
Asian Development Bank	0.375%	9/3/25	76,000	75,764
Asian Development Bank	2.000%	4/24/26	13,475	14,522
Asian Development Bank	1.750%	8/14/26	1,225	1,307
Asian Development Bank	2.625%	1/12/27	22,049	24,563
Asian Development Bank	6.220%	8/15/27	475	627
Asian Development Bank	2.500%	11/2/27	41,747	46,517
Asian Development Bank	2.750%	1/19/28	23,142	26,245
Asian Development Bank	5.820%	6/16/28	2,390	3,213
Asian Development Bank	3.125%	9/26/28	11,700	13,707
Asian Development Bank	1.750%	9/19/29	34,225	36,429
Asian Development Bank	1.875%	1/24/30	19,350	20,818
Asian Development Bank	0.750%	10/8/30	26,500	25,821
Asian Infrastructure Investment Bank	0.250%	9/29/23	17,125	17,131
Asian Infrastructure Investment Bank	2.250%	5/16/24	37,210	39,556
Asian Infrastructure Investment Bank	0.500%	5/28/25	18,475	18,497
Canada	2.625%	1/25/22	33,955	34,832
Canada	2.000%	11/15/22	36,710	37,954
Canada	1.625%	1/22/25	31,000	32,431
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,423
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	9,660	10,047
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	2,600	2,714
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	4,285	4,884
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,825	9,723
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,625	5,222
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	35,360	38,100
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	8,090	9,251
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	34,620	37,558
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	6,465	7,952
Corp. Andina de Fomento	3.250%	2/11/22	1,897	1,949

136

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corp. Andina de Fomento	4.375%	6/15/22	20,170	21,187
	Corp. Andina de Fomento	2.750%	1/6/23	21,879	22,727
	Corp. Andina de Fomento	2.375%	5/12/23	3,950	4,079
	Corp. Andina de Fomento	3.750%	11/23/23	15,130	16,341
	Corp. Andina de Fomento	1.625%	9/23/25	5,900	5,976
	Council Of Europe Development Bank	1.750%	9/26/22	9,300	9,547
	Council Of Europe Development Bank	2.625%	2/13/23	23,255	24,432
	Council Of Europe Development Bank	0.250%	6/10/23	3,150	3,152
	Council Of Europe Development Bank	0.250%	10/20/23	18,925	18,932
	Council Of Europe Development Bank	2.500%	2/27/24	2,800	2,996
	Council Of Europe Development Bank	1.375%	2/27/25	13,000	13,519
	Ecopetrol SA	5.875%	9/18/23	12,970	14,494
	Ecopetrol SA	4.125%	1/16/25	26,303	28,670
	Ecopetrol SA	5.375%	6/26/26	23,623	27,166
	Ecopetrol SA	6.875%	4/29/30	22,592	29,115
	Ecopetrol SA	7.375%	9/18/43	10,096	13,743
	Ecopetrol SA	5.875%	5/28/45	27,390	33,108
	Equinor ASA	3.150%	1/23/22	11,467	11,725
	Equinor ASA	2.450%	1/17/23	25,482	26,599
	Equinor ASA	7.750%	6/15/23	185	214
	Equinor ASA	2.650%	1/15/24	26,471	28,059
	Equinor ASA	3.700%	3/1/24	15,012	16,476
	Equinor ASA	3.250%	11/10/24	13,705	15,093
	Equinor ASA	2.875%	4/6/25	2,896	3,155
	Equinor ASA	1.750%	1/22/26	2,340	2,458
	Equinor ASA	3.000%	4/6/27	625	695
	Equinor ASA	7.250%	9/23/27	7,605	10,326
	Equinor ASA	3.625%	9/10/28	8,075	9,390
[6]	Equinor ASA	6.500%	12/1/28	975	1,302
	Equinor ASA	3.125%	4/6/30	20,900	23,618
	Equinor ASA	2.375%	5/22/30	4,725	5,015
	Equinor ASA	5.100%	8/17/40	6,036	8,480
	Equinor ASA	4.250%	11/23/41	9,059	11,399
	Equinor ASA	3.950%	5/15/43	10,392	12,574
	Equinor ASA	4.800%	11/8/43	8,146	10,925
	Equinor ASA	3.250%	11/18/49	13,490	15,011
	Equinor ASA	3.700%	4/6/50	28,278	33,931
	European Bank for Reconstruction & Development	1.875%	2/23/22	17,500	17,837
	European Bank for Reconstruction & Development	2.125%	3/7/22	1,040	1,064
	European Bank for Reconstruction & Development	2.750%	3/7/23	24,194	25,522
	European Bank for Reconstruction & Development	0.250%	7/10/23	28,800	28,816
	European Bank for Reconstruction & Development	1.625%	9/27/24	6,880	7,213
	European Bank for Reconstruction & Development	1.500%	2/13/25	4,200	4,389
	European Bank for Reconstruction & Development	0.500%	5/19/25	29,065	29,163
	European Bank for Reconstruction & Development	0.500%	11/25/25	32,325	32,384
	European Investment Bank	2.875%	12/15/21	67,182	68,908
	European Investment Bank	2.250%	3/15/22	89,535	91,765
	European Investment Bank	2.625%	5/20/22	23,325	24,109
	European Investment Bank	2.375%	6/15/22	75,830	78,247
	European Investment Bank	2.250%	8/15/22	38,390	39,671
	European Investment Bank	1.375%	9/6/22	46,165	47,080
	European Investment Bank	2.000%	12/15/22	9,435	9,769
	European Investment Bank	2.500%	3/15/23	30,398	31,932
	European Investment Bank	1.375%	5/15/23	37,350	38,379
	European Investment Bank	2.875%	8/15/23	48,454	51,818
	European Investment Bank	0.250%	9/15/23	66,750	66,826
	European Investment Bank	3.125%	12/14/23	44,800	48,590
	European Investment Bank	3.250%	1/29/24	52,390	57,193
	European Investment Bank	2.625%	3/15/24	36,581	39,347
	European Investment Bank	2.250%	6/24/24	52,190	55,742
	European Investment Bank	2.500%	10/15/24	25,710	27,846
	European Investment Bank	1.875%	2/10/25	55,847	59,279
	European Investment Bank	1.625%	3/14/25	62,072	65,303
	European Investment Bank	0.625%	7/25/25	74,650	75,399

137

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
European Investment Bank	0.375%	12/15/25	52,350	52,178
European Investment Bank	2.125%	4/13/26	52,220	56,708
European Investment Bank	2.375%	5/24/27	14,610	16,167
European Investment Bank	0.625%	10/21/27	2,725	2,710
European Investment Bank	1.625%	10/9/29	12,190	12,884
European Investment Bank	0.875%	5/17/30	7,900	7,835
European Investment Bank	0.750%	9/23/30	18,350	17,932
European Investment Bank	4.875%	2/15/36	24,515	36,138
Export Development Canada	2.000%	5/17/22	1,500	1,537
Export Development Canada	1.750%	7/18/22	33,960	34,727
Export Development Canada	2.500%	1/24/23	12,540	13,119
Export Development Canada	1.375%	2/24/23	42,820	43,691
Export Development Canada	2.750%	3/15/23	8,990	9,484
Export Development Canada	2.625%	2/21/24	10,625	11,396
Export-Import Bank of Korea	2.750%	1/25/22	23,160	23,729
Export-Import Bank of Korea	5.000%	4/11/22	6,100	6,452
Export-Import Bank of Korea	3.000%	11/1/22	8,664	9,067
Export-Import Bank of Korea	3.625%	11/27/23	13,664	14,913
Export-Import Bank of Korea	4.000%	1/14/24	33,525	36,817
Export-Import Bank of Korea	2.875%	1/21/25	200	217
Export-Import Bank of Korea	1.875%	2/12/25	15,200	15,882
Export-Import Bank of Korea	3.250%	11/10/25	7,330	8,196
Export-Import Bank of Korea	2.625%	5/26/26	13,075	14,319
Export-Import Bank of Korea	3.250%	8/12/26	725	820
Export-Import Bank of Korea	2.375%	4/21/27	250	265
Export-Import Bank of Korea	1.250%	9/21/30	25,000	24,489
FMS Wertmanagement	2.000%	8/1/22	54,410	55,949
FMS Wertmanagement	2.750%	1/30/24	2,000	2,150
Hydro-Quebec	8.400%	1/15/22	8,302	8,966
Hydro-Quebec	8.050%	7/7/24	9,190	11,511
Hydro-Quebec	8.500%	12/1/29	5,546	8,737
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	9,310	9,635
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,600	9,500
Inter-American Development Bank	2.125%	1/18/22	66,350	67,691
Inter-American Development Bank	1.750%	4/14/22	30,640	31,252
Inter-American Development Bank	1.750%	9/14/22	32,578	33,439
Inter-American Development Bank	3.000%	9/26/22	27,796	29,138
Inter-American Development Bank	2.500%	1/18/23	59,870	62,661
Inter-American Development Bank	0.500%	5/24/23	10,175	10,242
Inter-American Development Bank	3.000%	10/4/23	13,975	15,032
Inter-American Development Bank	0.250%	11/15/23	76,325	76,374
Inter-American Development Bank	2.625%	1/16/24	21,595	23,131
Inter-American Development Bank	3.000%	2/21/24	30,457	33,028
Inter-American Development Bank	2.125%	1/15/25	29,620	31,681
Inter-American Development Bank	1.750%	3/14/25	42,490	44,886
Inter-American Development Bank	0.875%	4/3/25	33,302	33,950
Inter-American Development Bank	7.000%	6/15/25	5,249	6,680
Inter-American Development Bank	0.625%	7/15/25	60,800	61,352
Inter-American Development Bank	2.000%	6/2/26	34,295	36,918
Inter-American Development Bank	2.000%	7/23/26	24,343	26,239
Inter-American Development Bank	2.375%	7/7/27	48,250	53,226
Inter-American Development Bank	0.625%	9/16/27	40,000	39,654
Inter-American Development Bank	3.125%	9/18/28	37,489	43,902
Inter-American Development Bank	2.250%	6/18/29	19,550	21,582
Inter-American Development Bank	3.875%	10/28/41	2,895	3,993
Inter-American Development Bank	3.200%	8/7/42	11,427	14,435
Inter-American Development Bank	4.375%	1/24/44	10,950	16,349
International Bank for Reconstruction & Development	2.125%	12/13/21	14,155	14,416
International Bank for Reconstruction & Development	2.000%	1/26/22	67,585	68,891
International Bank for Reconstruction & Development	1.625%	2/10/22	63,235	64,250
International Bank for Reconstruction & Development	2.125%	7/1/22	61,752	63,542
International Bank for Reconstruction & Development	1.875%	10/7/22	5,500	5,663
International Bank for Reconstruction & Development	7.625%	1/19/23	16,100	18,522
International Bank for Reconstruction & Development	1.750%	4/19/23	10,465	10,834

138

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	1.875%	6/19/23	64,550	67,169
	International Bank for Reconstruction & Development	3.000%	9/27/23	70,825	76,162
	International Bank for Reconstruction & Development	0.250%	11/24/23	77,705	77,755
	International Bank for Reconstruction & Development	2.500%	3/19/24	50,750	54,364
	International Bank for Reconstruction & Development	1.500%	8/28/24	51,070	53,277
	International Bank for Reconstruction & Development	2.500%	11/25/24	71,349	77,304
	International Bank for Reconstruction & Development	1.625%	1/15/25	38,625	40,573
	International Bank for Reconstruction & Development	2.125%	3/3/25	3,246	3,479
	International Bank for Reconstruction & Development	0.750%	3/11/25	17,000	17,252
	International Bank for Reconstruction & Development	0.625%	4/22/25	85,130	85,937
	International Bank for Reconstruction & Development	0.375%	7/28/25	90,550	90,397
	International Bank for Reconstruction & Development	2.500%	7/29/25	30,100	32,925
	International Bank for Reconstruction & Development	0.500%	10/28/25	94,950	95,210
	International Bank for Reconstruction & Development	3.125%	11/20/25	15,244	17,198
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,473
	International Bank for Reconstruction & Development	1.875%	10/27/26	7,636	8,200
	International Bank for Reconstruction & Development	2.500%	11/22/27	22,499	25,154
	International Bank for Reconstruction & Development	0.750%	11/24/27	51,275	51,317
	International Bank for Reconstruction & Development	1.750%	10/23/29	14,850	15,816
	International Bank for Reconstruction & Development	1.615%	3/11/30	500	501
	International Bank for Reconstruction & Development	1.550%	3/19/30	500	501
	International Bank for Reconstruction & Development	0.875%	5/14/30	25,900	25,619
	International Bank for Reconstruction & Development	0.750%	8/26/30	50,500	49,267
	International Bank for Reconstruction & Development	4.750%	2/15/35	10,708	15,275
	International Finance Corp.	2.000%	10/24/22	36,600	37,795
	International Finance Corp.	2.875%	7/31/23	30,500	32,543
	International Finance Corp.	1.375%	10/16/24	19,705	20,480
	International Finance Corp.	0.375%	7/16/25	9,000	8,981
	International Finance Corp.	2.125%	4/7/26	24,600	26,685
	International Finance Corp.	0.750%	8/27/30	9,875	9,634
[7]	Japan Bank for International Cooperation	3.125%	7/20/21	8,925	9,063
[7]	Japan Bank for International Cooperation	2.500%	6/1/22	9,525	9,819
[7]	Japan Bank for International Cooperation	2.375%	7/21/22	11,200	11,556
[7]	Japan Bank for International Cooperation	1.625%	10/17/22	11,000	11,258
[7]	Japan Bank for International Cooperation	2.375%	11/16/22	34,280	35,593
[7]	Japan Bank for International Cooperation	1.750%	1/23/23	24,000	24,692
[7]	Japan Bank for International Cooperation	0.625%	5/22/23	29,500	29,694
[7]	Japan Bank for International Cooperation	3.250%	7/20/23	5,000	5,364
[7]	Japan Bank for International Cooperation	3.375%	7/31/23	1,400	1,507
[7]	Japan Bank for International Cooperation	0.375%	9/15/23	35,000	35,016
[7]	Japan Bank for International Cooperation	3.375%	10/31/23	24,400	26,435
[7]	Japan Bank for International Cooperation	2.500%	5/23/24	23,000	24,587
[7]	Japan Bank for International Cooperation	3.000%	5/29/24	20,690	22,474
[7]	Japan Bank for International Cooperation	1.750%	10/17/24	13,000	13,612
[7]	Japan Bank for International Cooperation	2.125%	2/10/25	38,109	40,438
[7]	Japan Bank for International Cooperation	0.625%	7/15/25	33,500	33,489
[7]	Japan Bank for International Cooperation	2.750%	1/21/26	5,720	6,292
[7]	Japan Bank for International Cooperation	2.375%	4/20/26	2,110	2,289
[7]	Japan Bank for International Cooperation	2.250%	11/4/26	31,650	34,282
[7]	Japan Bank for International Cooperation	2.875%	6/1/27	31,545	35,419
[7]	Japan Bank for International Cooperation	2.875%	7/21/27	9,250	10,378
[7]	Japan Bank for International Cooperation	2.750%	11/16/27	30,720	34,475
[7]	Japan Bank for International Cooperation	3.250%	7/20/28	14,935	17,363
[7]	Japan Bank for International Cooperation	3.500%	10/31/28	20,625	24,449
[7]	Japan Bank for International Cooperation	2.000%	10/17/29	12,000	12,843
[7]	Japan International Cooperation Agency	2.750%	4/27/27	11,075	12,309
[7]	Japan International Cooperation Agency	3.375%	6/12/28	5,250	6,126
[7]	Japan International Cooperation Agency	1.000%	7/22/30	5,800	5,677
[8]	KFW	3.125%	12/15/21	73,685	75,682
[8]	KFW	2.625%	1/25/22	21,440	21,994
[8]	KFW	2.500%	2/15/22	61,250	62,808
[8]	KFW	2.125%	3/7/22	76,025	77,748
[8]	KFW	2.125%	6/15/22	72,715	74,757
[8]	KFW	1.750%	8/22/22	85,030	87,192

139

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	KFW	2.000%	9/29/22	7,190	7,418
[8]	KFW	2.000%	10/4/22	26,050	26,873
[8]	KFW	2.375%	12/29/22	60,090	62,691
[8]	KFW	2.125%	1/17/23	45,635	47,419
[8]	KFW	1.625%	2/15/23	58,705	60,419
[8]	KFW	0.250%	10/19/23	97,000	96,899
[8]	KFW	2.625%	2/28/24	21,200	22,776
[8]	KFW	1.375%	8/5/24	31,405	32,434
[8]	KFW	2.500%	11/20/24	48,946	53,047
[8]	KFW	2.000%	5/2/25	20,518	21,931
[8]	KFW	0.375%	7/18/25	95,625	95,464
[8]	KFW	2.875%	4/3/28	14,516	16,691
[8]	KFW	1.750%	9/14/29	16,640	17,709
[8]	KFW	0.750%	9/30/30	29,450	28,751
[8]	KFW	0.000%	4/18/36	20,242	16,176
[8]	KFW	0.000%	6/29/37	36,775	28,910
	Korea Development Bank	2.625%	2/27/22	20,280	20,794
	Korea Development Bank	3.000%	3/19/22	2,660	2,743
	Korea Development Bank	3.000%	9/14/22	17,400	18,102
	Korea Development Bank	3.375%	3/12/23	37,000	39,392
	Korea Development Bank	2.750%	3/19/23	9,600	10,090
	Korea Development Bank	3.750%	1/22/24	23,490	25,650
	Korea Development Bank	3.250%	2/19/24	3,000	3,237
	Korea Development Bank	2.125%	10/1/24	5,700	6,002
	Korea Development Bank	2.000%	9/12/26	1,500	1,603
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,580	1,809
[8]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	340	346
[8]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	14,850	16,042
[8]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	39,547	42,065
[8]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	13,390	13,424
[8]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	26,500	28,720
[8]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	18,175	19,298
[8]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	14,774	16,460
[8]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	27,450	26,994
	Nexen Energy ULC	7.875%	3/15/32	13,315	19,597
	Nexen Energy ULC	6.400%	5/15/37	14,029	19,561
	Nexen Energy ULC	7.500%	7/30/39	1,948	3,025
	Nordic Investment Bank	2.125%	2/1/22	4,565	4,659
	Nordic Investment Bank	1.375%	10/17/22	11,800	12,046
	Nordic Investment Bank	0.375%	5/19/23	25,100	25,152
	Nordic Investment Bank	2.875%	7/19/23	13,500	14,388
	Nordic Investment Bank	2.250%	5/21/24	12,000	12,652
	Nordic Investment Bank	0.375%	9/11/25	28,000	27,900
	North American Development Bank	2.400%	10/26/22	1,658	1,704
[9]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	7,735	7,938
[9]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	5,400	5,528
[9]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	14,095	14,885
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	11,971	12,922
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	14,400	15,007
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	31,975	31,801
[4]	Oriental Republic of Uruguay	8.000%	11/18/22	2,600	2,837
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	17,345	19,150
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	27,244	32,216
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	17,684	21,707
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	6,980	11,308
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	13,325	16,557
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	48,121	67,309
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	36,316	50,434
[4]	Petroleos Mexicanos	2.290%	2/15/24	831	856
	Petroleos Mexicanos	2.378%	4/15/25	1,271	1,325
	Province of Alberta	2.200%	7/26/22	28,295	29,142
	Province of Alberta	3.350%	11/1/23	29,515	31,954
	Province of Alberta	2.950%	1/23/24	14,235	15,316
	Province of Alberta	1.875%	11/13/24	27,635	29,016

140

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Alberta	3.300%	3/15/28	18,890	21,763
	Province of Alberta	1.000%	5/20/25	19,305	19,552
	Province of Alberta	1.300%	7/22/30	36,360	35,440
	Province of British Columbia	2.000%	10/23/22	12,131	12,509
	Province of British Columbia	6.500%	1/15/26	266	337
	Province of British Columbia	2.250%	6/2/26	8,275	8,988
	Province of British Columbia	1.750%	9/27/24	7,875	8,170
	Province of Manitoba	2.125%	5/4/22	4,945	5,069
	Province of Manitoba	2.100%	9/6/22	12,070	12,431
	Province of Manitoba	2.600%	4/16/24	19,500	20,889
	Province of Manitoba	3.050%	5/14/24	2,150	2,335
	Province of Manitoba	2.125%	6/22/26	6,575	7,067
	Province of New Brunswick	2.500%	12/12/22	1,675	1,742
	Province of New Brunswick	3.625%	2/24/28	7,650	8,872
	Province of Ontario	2.400%	2/8/22	19,107	19,560
	Province of Ontario	2.550%	4/25/22	36,810	37,919
	Province of Ontario	2.250%	5/18/22	42,575	43,743
	Province of Ontario	2.450%	6/29/22	17,271	17,833
	Province of Ontario	2.200%	10/3/22	10,500	10,841
	Province of Ontario	1.750%	1/24/23	11,980	12,338
	Province of Ontario	3.400%	10/17/23	54,220	58,756
	Province of Ontario	3.050%	1/29/24	13,115	14,177
	Province of Ontario	3.200%	5/16/24	6,150	6,719
	Province of Ontario	2.500%	4/27/26	17,655	19,283
	Province of Ontario	2.300%	6/15/26	42,600	46,216
	Province of Ontario	2.000%	10/2/29	32,560	34,309
	Province of Ontario	1.125%	10/7/30	18,100	17,866
	Province of Quebec	2.375%	1/31/22	19,550	19,991
	Province of Quebec	2.625%	2/13/23	28,300	29,678
	Province of Quebec	7.500%	7/15/23	300	352
	Province of Quebec	7.125%	2/9/24	11,272	13,540
	Province of Quebec	2.500%	4/9/24	900	962
	Province of Quebec	2.875%	10/16/24	18,125	19,780
	Province of Quebec	1.500%	2/11/25	14,772	15,232
	Province of Quebec	0.600%	7/23/25	32,000	31,868
	Province of Quebec	2.500%	4/20/26	23,550	25,753
	Province of Quebec	2.750%	4/12/27	45,965	51,207
	Province of Quebec	7.500%	9/15/29	17,495	26,172
	Province of Quebec	1.350%	5/28/30	19,200	19,359
	Province of Saskatchewan	8.500%	7/15/22	3,374	3,779
	Republic of Chile	2.250%	10/30/22	2,385	2,468
	Republic of Chile	3.125%	3/27/25	6,870	7,557
	Republic of Chile	3.125%	1/21/26	11,468	12,717
[4]	Republic of Chile	3.240%	2/6/28	19,954	22,599
	Republic of Chile	2.450%	1/31/31	21,325	22,827
[4]	Republic of Chile	2.550%	1/27/32	11,955	12,863
	Republic of Chile	3.625%	10/30/42	3,050	3,572
	Republic of Chile	3.860%	6/21/47	17,807	21,706
[4]	Republic of Chile	3.500%	1/25/50	30,466	34,843
[4]	Republic of Colombia	2.625%	3/15/23	22,685	23,433
	Republic of Colombia	8.125%	5/21/24	7,362	9,037
[4]	Republic of Colombia	4.500%	1/28/26	25,523	28,900
[4]	Republic of Colombia	3.875%	4/25/27	36,002	40,070
[4]	Republic of Colombia	4.500%	3/15/29	26,175	30,293
[4]	Republic of Colombia	3.000%	1/30/30	11,925	12,533
[4]	Republic of Colombia	3.125%	4/15/31	7,275	7,726
	Republic of Colombia	10.375%	1/28/33	5,750	9,278
	Republic of Colombia	7.375%	9/18/37	20,552	30,039
	Republic of Colombia	6.125%	1/18/41	26,280	35,211
[4]	Republic of Colombia	5.625%	2/26/44	29,557	38,243
[4]	Republic of Colombia	5.000%	6/15/45	68,414	83,691
	Republic of Colombia	5.200%	5/15/49	21,800	27,589
[4]	Republic of Colombia	4.125%	5/15/51	25,778	28,640
[4]	Republic of Columbia	4.000%	2/26/24	28,050	30,325

141

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Finland	6.950%	2/15/26	1,905	2,470
	Republic of Hungary	6.375%	3/29/21	43,333	43,929
	Republic of Hungary	5.375%	2/21/23	23,802	26,063
	Republic of Hungary	5.750%	11/22/23	6,001	6,841
	Republic of Hungary	5.375%	3/25/24	24,311	27,656
	Republic of Hungary	7.625%	3/29/41	18,090	32,088
	Republic of Indonesia	2.950%	1/11/23	5,450	5,682
	Republic of Indonesia	4.450%	2/11/24	9,975	11,035
	Republic of Indonesia	3.500%	1/11/28	17,300	19,354
	Republic of Indonesia	4.100%	4/24/28	16,580	19,253
	Republic of Indonesia	4.750%	2/11/29	19,815	24,001
	Republic of Indonesia	3.400%	9/18/29	6,700	7,487
	Republic of Indonesia	2.850%	2/14/30	5,950	6,396
	Republic of Indonesia	3.850%	10/15/30	16,260	18,902
[6]	Republic of Indonesia	4.750%	7/18/47	6,315	7,902
	Republic of Indonesia	4.350%	1/11/48	37,017	44,093
	Republic of Indonesia	5.350%	2/11/49	15,700	21,508
	Republic of Indonesia	3.700%	10/30/49	9,020	9,866
	Republic of Indonesia	3.500%	2/14/50	3,416	3,706
	Republic of Indonesia	4.200%	10/15/50	21,640	25,807
	Republic of Indonesia	4.450%	4/15/70	15,005	18,381
	Republic of Italy	6.875%	9/27/23	34,104	39,565
	Republic of Italy	2.375%	10/17/24	32,550	34,180
	Republic of Italy	1.250%	2/17/26	33,950	33,829
	Republic of Italy	2.875%	10/17/29	20,500	21,505
	Republic of Italy	5.375%	6/15/33	30,840	39,561
	Republic of Italy	4.000%	10/17/49	31,285	34,431
	Republic of Korea	3.875%	9/11/23	1,830	1,999
	Republic of Korea	5.625%	11/3/25	525	647
	Republic of Korea	2.750%	1/19/27	53,150	58,011
	Republic of Korea	1.000%	9/16/30	9,700	9,500
	Republic of Korea	4.125%	6/10/44	9,212	12,473
	Republic of Korea	3.875%	9/20/48	6,888	9,159
[4]	Republic of Panama	4.000%	9/22/24	16,984	18,789
[4]	Republic of Panama	3.750%	3/16/25	24,683	27,306
	Republic of Panama	7.125%	1/29/26	15,219	19,404
	Republic of Panama	8.875%	9/30/27	8,692	12,451
[4]	Republic of Panama	3.875%	3/17/28	20,225	23,259
	Republic of Panama	9.375%	4/1/29	12,370	19,204
[4]	Republic of Panama	3.160%	1/23/30	8,015	8,917
[4]	Republic of Panama	2.252%	9/29/32	3,020	3,122
[4]	Republic of Panama	6.700%	1/26/36	27,611	40,933
[4]	Republic of Panama	4.500%	5/15/47	15,305	19,705
[4]	Republic of Panama	4.500%	4/16/50	38,053	48,898
[4]	Republic of Panama	4.300%	4/29/53	18,600	23,506
[4]	Republic of Panama	4.500%	4/1/56	36,430	46,995
[4]	Republic of Panama	3.870%	7/23/60	14,515	17,128
	Republic of Peru	7.350%	7/21/25	7,239	9,270
[4]	Republic of Peru	2.392%	1/23/26	10,800	11,521
	Republic of Peru	4.125%	8/25/27	1,699	1,995
	Republic of Peru	2.844%	6/20/30	5,850	6,477
[4]	Republic of Peru	2.783%	1/23/31	27,175	29,860
[4]	Republic of Peru	1.862%	12/1/32	10,000	10,100
	Republic of Peru	8.750%	11/21/33	36,024	61,533
[4]	Republic of Peru	6.550%	3/14/37	15,841	24,044
	Republic of Peru	5.625%	11/18/50	35,723	56,093
[4]	Republic of Peru	2.780%	12/1/60	11,000	10,986
[4]	Republic of Peru	3.230%	7/28/21	23,500	23,471
	Republic of Poland	5.125%	4/21/21	19,845	20,093
	Republic of Poland	5.000%	3/23/22	22,670	23,919
	Republic of Poland	3.000%	3/17/23	23,420	24,680
	Republic of Poland	4.000%	1/22/24	15,464	17,088
	Republic of Poland	3.250%	4/6/26	25,435	28,625
	Republic of the Philippines	4.200%	1/21/24	1,000	1,110

142

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	9.500%	10/21/24	1,150	1,532
	Republic of the Philippines	10.625%	3/16/25	19,796	28,036
	Republic of the Philippines	5.500%	3/30/26	24,315	30,211
	Republic of the Philippines	3.000%	2/1/28	15,075	16,687
	Republic of the Philippines	3.750%	1/14/29	22,100	25,816
	Republic of the Philippines	9.500%	2/2/30	21,578	35,604
	Republic of the Philippines	2.457%	5/5/30	10,500	11,314
	Republic of the Philippines	7.750%	1/14/31	24,670	38,084
	Republic of the Philippines	1.648%	6/10/31	5,473	5,521
	Republic of the Philippines	6.375%	1/15/32	8,075	11,557
	Republic of the Philippines	6.375%	10/23/34	37,714	55,440
	Republic of the Philippines	5.000%	1/13/37	1,645	2,176
	Republic of the Philippines	3.950%	1/20/40	43,773	52,338
	Republic of the Philippines	3.700%	3/1/41	16,637	19,278
	Republic of the Philippines	3.700%	2/2/42	24,220	28,194
	Republic of the Philippines	2.950%	5/5/45	34,590	36,722
	Republic of the Philippines	2.650%	12/10/45	6,671	6,736
	State of Israel	4.000%	6/30/22	16,430	17,312
	State of Israel	3.150%	6/30/23	11,100	11,850
	State of Israel	2.875%	3/16/26	31,300	34,457
	State of Israel	3.250%	1/17/28	7,500	8,563
	State of Israel	2.500%	1/15/30	140	152
	State of Israel	2.750%	7/3/30	19,480	21,460
	State of Israel	4.500%	1/30/43	14,500	19,151
	State of Israel	4.125%	1/17/48	11,700	15,048
	State of Israel	3.375%	1/15/50	39,775	43,967
	State of Israel	3.875%	7/3/50	25,200	30,330
	State of Israel	4.500%	4/3/20	14,950	19,790
	Svensk Exportkredit AB	2.375%	3/9/22	5,100	5,225
	Svensk Exportkredit AB	2.000%	8/30/22	17,000	17,490
	Svensk Exportkredit AB	1.625%	11/14/22	16,500	16,909
	Svensk Exportkredit AB	2.875%	3/14/23	15,370	16,228
	Svensk Exportkredit AB	0.750%	4/6/23	7,777	7,854
	Svensk Exportkredit AB	0.250%	9/29/23	15,950	15,934
	Svensk Exportkredit AB	0.375%	7/30/24	8,100	8,096
	Svensk Exportkredit AB	0.625%	5/14/25	26,050	26,176
	Svensk Exportkredit AB	0.500%	8/26/25	35,275	35,126
	Svensk Exportkredit AB	0.000%	5/11/37	200	152
	Syngenta Finance NV	3.125%	3/28/22	6,635	6,735
	United Mexican States	4.000%	10/2/23	24,706	27,052
	United Mexican States	3.600%	1/30/25	41,067	45,689
[4]	United Mexican States	3.900%	4/27/25	14,700	16,482
	United Mexican States	4.125%	1/21/26	32,285	37,098
	United Mexican States	4.150%	3/28/27	47,140	54,385
	United Mexican States	3.750%	1/11/28	30,740	34,630
	United Mexican States	4.500%	4/22/29	38,625	45,294
[4]	United Mexican States	3.250%	4/16/30	20,175	21,834
[4]	United Mexican States	2.659%	5/24/31	18,000	18,405
	United Mexican States	8.300%	8/15/31	3,680	5,603
[4]	United Mexican States	4.750%	4/27/32	54,085	65,142
	United Mexican States	7.500%	4/8/33	14,865	21,525
	United Mexican States	6.750%	9/27/34	10,938	15,409
	United Mexican States	6.050%	1/11/40	36,494	48,980
	United Mexican States	4.750%	3/8/44	67,749	80,582
	United Mexican States	5.550%	1/21/45	14,658	19,236
	United Mexican States	4.600%	1/23/46	32,954	38,432
	United Mexican States	4.350%	1/15/47	34,290	39,125
	United Mexican States	4.600%	2/10/48	37,713	44,276
[4]	United Mexican States	4.500%	1/31/50	33,400	39,186
[4]	United Mexican States	5.000%	4/27/51	45,950	57,302
[4]	United Mexican States	3.771%	5/24/61	17,800	18,556
	United Mexican States	5.750%	10/12/10	43,709	58,040
Total Sovereign Bonds (Cost $11,688,100)					12,481,163

143

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.8%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,980	3,155
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	3,432
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	7,245
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	2,300	3,738
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	1,000	1,468
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	8,475	12,590
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	2,175	3,088
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	1,550	2,573
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	8,415	15,798
Atlanta GA Water & Wastewater Revenue	2.257%	11/1/35	2,400	2,520
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,000	4,314
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	6,360
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	31,023
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,200	11,350
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	19,177
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	12,550	12,840
California GO	5.700%	11/1/21	24,125	25,214
California GO	2.367%	4/1/22	2,000	2,050
California GO	3.375%	4/1/25	5,450	6,089
California GO	2.650%	4/1/26	5,000	5,505
California GO	3.500%	4/1/28	7,635	8,908
California GO	3.050%	4/1/29	600	683
California GO	2.500%	10/1/29	9,035	9,944
California GO	4.500%	4/1/33	11,590	14,009
California GO	7.500%	4/1/34	42,720	71,200
California GO	4.600%	4/1/38	17,500	21,041
California GO	7.550%	4/1/39	41,470	72,813
California GO	7.300%	10/1/39	6,946	11,465
California GO	7.350%	11/1/39	37,070	61,571
California GO	7.625%	3/1/40	15,125	26,250
California GO	7.600%	11/1/40	15,755	28,497
California Institute of Technology Revenue	3.650%	9/1/19	3,050	3,454
California State University Systemwide Revenue	3.899%	11/1/47	3,220	3,943
California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,881
California State University Systemwide Revenue	2.975%	11/1/51	10,905	11,647
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	2,070
Chicago IL GO	7.045%	1/1/29	2,580	2,800
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,475	10,715
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,745	2,629
Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	4,375	5,402
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	7,135	10,317
City of San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	3,900	4,110
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	6,209
Commonwealth Financing Authority PA Revenue	3.864%	6/1/38	8,870	10,416

144

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority PA Revenue	3.807%	6/1/41	5,735	6,765
	Connecticut GO	5.090%	10/1/30	8,770	10,675
	Connecticut GO	5.850%	3/15/32	6,410	8,958
	Cook County IL GO	6.229%	11/15/34	4,650	6,545
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	3,089
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	3,154
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	5,695
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	4,490	6,251
	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,802
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	16,420
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	4,813
	District of Columbia Income Tax Revenue	5.591%	12/1/34	5,675	7,670
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	17,250	25,641
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,695	7,056
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	95	99
	Florida Board of Administration Finance Corp. Revenue	2.638%	7/1/21	7,330	7,411
	Florida Board of Administration Finance Corp. Revenue	1.258%	7/1/25	20,500	20,970
	Florida Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	14,324
	Florida Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	17,872
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	4,850	5,208
	George Washington University Revenue	4.300%	9/15/44	5,500	6,855
	George Washington University Revenue	4.868%	9/15/45	4,105	5,601
	George Washington University Revenue	4.126%	9/15/48	10,235	12,742
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	12,991	19,756
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,604	10,207
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,645	5,269
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	28,572
	Great Lakes Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	4,100	4,370
	Great Lakes Water Authority Water Supply System Revenue	3.473%	7/1/41	1,000	1,076
	Health & Educational Facilities Authority of the State of Missouri Revenue	3.229%	5/15/50	4,815	5,622
	Houston TX GO	6.290%	3/1/32	14,080	17,869
	Houston TX GO	3.961%	3/1/47	1,330	1,643
	Illinois GO	4.950%	6/1/23	8,722	8,937
	Illinois GO	5.100%	6/1/33	64,014	68,893
	Illinois GO	6.630%	2/1/35	2,930	3,357
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	7,197
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	7,248
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	4,100	5,255
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	4,493
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,925	2,498
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	1,224
[10]	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	4,300	5,617
	Los Angeles CA Community College District GO	1.606%	8/1/28	9,595	9,954
	Los Angeles CA Community College District GO	1.806%	8/1/30	8,300	8,569
	Los Angeles CA Community College District GO	2.106%	8/1/32	7,140	7,441
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	5,436
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,925	5,985
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	4,728

145

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	9,418
	Los Angeles CA Unified School District GO	5.755%	7/1/29	350	451
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,200	14,390
	Los Angeles CA Unified School District GO	6.758%	7/1/34	15,745	23,683
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	11,119
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,736
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	3,426
	Massachusetts GO	4.200%	12/1/21	2,500	2,589
	Massachusetts GO	4.500%	8/1/31	400	513
	Massachusetts GO	5.456%	12/1/39	5,350	7,886
	Massachusetts GO	2.514%	7/1/41	13,650	14,285
	Massachusetts GO	2.813%	9/1/43	10,415	11,466
	Massachusetts GO	2.900%	9/1/49	5,415	5,827
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	3,040
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	5,722
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	4,494
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	8,181
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	6,185
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	3,425
	Metropolitan Transportation Authority Revenue	5.175%	11/15/49	9,375	10,985
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	11,215
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	6,835
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	2,025	2,185
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	4,956
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	7,015
	Michigan State Building Authority Revenue	2.705%	10/15/40	6,300	6,449
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,976
	Mississippi GO	5.245%	11/1/34	1,375	1,825
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	7,267
[11]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,525	20,010
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	5,035	5,293
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	5,410	5,604
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	14,316
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	11,191
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,050	28,593
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	15,940	26,028
	New York City NY GO	5.517%	10/1/37	9,550	13,467
	New York City NY GO	6.271%	12/1/37	3,200	4,845
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.709%	2/15/48	150	159
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	2,204
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	607
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	4,559

146

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,669
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	7,111
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	31,124
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,675	6,093
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	11,749
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	32,168
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	1,950	2,388
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	1,935	2,526
	New York State Dormitory Authority Revenue	3.142%	7/1/43	11,425	12,035
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,650	2,886
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,916
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,208
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	9,795	10,681
	New York State Thruway Authority Revenue	2.900%	1/1/35	2,700	2,927
	New York State Thruway Authority Revenue	3.500%	1/1/42	2,000	2,090
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	4,595
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	7,427
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	18,824
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	12,851
	Ohio State University General Receipts Revenue	3.798%	12/1/46	2,885	3,533
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	5,612
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	8,842
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	3,120
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	8,763
	Oregon GO	5.892%	6/1/27	5,230	6,561
[10]	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,450
[11]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,969
[12]	Oregon State University Revenue	3.424%	3/1/60	7,680	7,956
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	2,617	3,173
	Pennsylvania State University Revenue	2.790%	9/1/43	7,400	7,746
	Pennsylvania State University Revenue	2.840%	9/1/50	3,415	3,530
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	6,652
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	3,414
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	17,246
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	23,560	33,790
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	8,610
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	5,190
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	2,684
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	3,224
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	38,480
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	7,487
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	5,770
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Project)	2.543%	9/1/40	5,225	5,454
	Princeton University Revenue	5.700%	3/1/39	9,315	14,131
[4]	Princeton University Revenue	2.516%	7/1/50	15,270	16,149

147

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	7,295	7,742
Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	6,730	7,570
Regents of the University of California Medical Center Pooled Revenue	3.706%	5/15/20	3,600	3,844
Regents of the University of California Revenue	3.063%	7/1/25	12,062	13,305
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,200	5,322
Riverside County CA Pension Revenue	3.818%	2/15/38	975	1,077
Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	4,536
Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,421
Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,130	4,689
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	9,161
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,849
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	2,246
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	5,414
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	6,177
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	10,210
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	6,655
San Diego CA Regional Transportation Commission Revenue	3.248%	4/1/48	1,225	1,287
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	6,064
San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	18,239
San Francisco CA City & County Public Utilities Commission Water Revenue	3.303%	11/1/39	6,605	7,051
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	8,900
San Francisco CA Public Utilities Commission Water Revenue	2.825%	11/1/41	3,900	4,085
San Jose California Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds	3.375%	8/1/34	5,940	6,383
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	11,242
South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,300	2,398
South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	14,345
State of California GO	1.750%	11/1/30	5,000	5,144
Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	5,715	6,068
Texas GO	5.517%	4/1/39	17,465	25,969
Texas GO	3.211%	4/1/44	6,000	6,555
Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	9,870	11,253
Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	6,493
Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,849
Texas Transportation Commission Revenue	2.562%	4/1/42	11,375	11,587
Texas Transportation Commission Revenue	2.472%	10/1/44	12,250	12,317
Texas Transportation Commission State Highway Fund	4.000%	10/1/33	9,725	12,296
University of California Regents Medical Center Revenue	6.548%	5/15/48	13,925	22,600
University of California Regents Medical Center Revenue	6.583%	5/15/49	2,575	4,169
University of California Revenue	0.883%	5/15/25	4,075	4,133
University of California Revenue	1.316%	5/15/27	7,575	7,696
University of California Revenue	1.614%	5/15/30	7,265	7,341
University of California Revenue	4.601%	5/15/31	4,500	5,486
University of California Revenue	5.946%	5/15/45	13,025	18,923
University of California Revenue	4.858%	5/15/12	16,990	24,385
University of California Revenue	4.767%	5/15/15	6,058	8,502
University of Maryland Medical System Obligated Group Revenue	3.052%	7/1/40	3,900	4,043

148

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Maryland Medical System Obligated Group Revenue	3.197%	7/1/50	3,900	4,043
University of Michigan Revenue	2.437%	4/1/40	5,110	5,333
University of Michigan Revenue	2.562%	4/1/50	2,850	3,027
University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	5,886
University of Pittsburgh PA of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	14,580	16,501
University of Southern California Revenue	5.250%	10/1/11	3,863	6,102
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	6,988
University of Texas System Revenue	3.354%	8/15/47	3,200	3,842
University of Texas System Revenue	2.439%	8/15/49	5,110	5,185
University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	2,985	4,092
University of Virginia Revenue	2.256%	9/1/50	19,825	19,626
University of Virginia Revenue	4.179%	9/1/17	3,425	4,565
University of Virginia Revenue	3.227%	9/1/19	935	953
Utah GO	4.554%	7/1/24	1,915	2,070
Utah GO	3.539%	7/1/25	8,971	9,760
Washington GO	5.140%	8/1/40	4,410	6,191
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	17,995	20,168
Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,510
[10] Wisconsin GO	5.700%	5/1/26	1,125	1,323
Total Taxable Municipal Bonds (Cost $1,924,006)				2,293,745

			Shares
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
[13] Vanguard Market Liquidity Fund
(Cost $10,130,654)	0.111%		101,319,176	10,131,918
Total Investments (102.7%) (Cost $290,771,389)				311,472,704
Other Assets and Liabilities—Net (-2.7%)				(8,285,949)
Net Assets (100%)				303,186,755

Cost is in $000s.

¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2020.
1	Securities with a value of $1,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $2,111,272,000, representing 0.7% of net assets.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month

149

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2020

CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

150

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151

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA840_022021

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments - investments summary of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate- Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N- CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments - investments summary of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N- CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 16, 2021

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, Vanguard Long-Term Bond Index Fund, and Vanguard Total Bond Market II Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

VANGUARD BOND INDEX FUNDS

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: February 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference